================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

          DATE OF REPORTING PERIOD: NOVEMBER 1, 2018 - APRIL 30, 2019

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO       GLOBAL SMALL COMPANY PORTFOLIO        WORLD EX U.S. VALUE PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO             INTERNATIONAL SMALL COMPANY PORTFOLIO WORLD EX U.S. TARGETED VALUE PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO              JAPANESE SMALL COMPANY PORTFOLIO      WORLD EX U.S. CORE EQUITY PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO               ASIA PACIFIC SMALL COMPANY PORTFOLIO  WORLD CORE EQUITY PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO              UNITED KINGDOM SMALL COMPANY          SELECTIVELY HEDGED GLOBAL EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO                CONTINENTAL SMALL COMPANY PORTFOLIO   EMERGING MARKETS PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO                DFA INTERNATIONAL REAL ESTATE         EMERGING MARKETS SMALL CAP PORTFOLIO
                                            SECURITIES PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO                DFA GLOBAL REAL ESTATE SECURITIES     EMERGING MARKETS VALUE PORTFOLIO
                                            PORTFOLIO

U.S. SMALL CAP PORTFOLIO                    DFA INTERNATIONAL SMALL CAP VALUE     EMERGING MARKETS CORE EQUITY
                                            PORTFOLIO                             PORTFOLIO

U.S. MICRO CAP PORTFOLIO                    INTERNATIONAL VECTOR EQUITY PORTFOLIO EMERGING MARKETS TARGETED VALUE
                                                                                  PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO  INTERNATIONAL HIGH RELATIVE           DFA COMMODITY STRATEGY PORTFOLIO
                                            PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES

THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES

THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES

THE UNITED KINGDOM SMALL COMPANY
SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[LOGO] DIMENSIONAL

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses..........................................   3
   Disclosure of Portfolio Holdings.....................................   8
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio............................  11
       U.S. Large Cap Equity Portfolio..................................  16
       U.S. Large Cap Value Portfolio...................................  19
       U.S. Targeted Value Portfolio....................................  20
       U.S. Small Cap Value Portfolio...................................  23
       U.S. Core Equity 1 Portfolio.....................................  26
       U.S. Core Equity 2 Portfolio.....................................  29
       U.S. Vector Equity Portfolio.....................................  32
       U.S. Small Cap Portfolio.........................................  35
       U.S. Micro Cap Portfolio.........................................  38
       U.S. High Relative Profitability Portfolio.......................  41
       DFA Real Estate Securities Portfolio.............................  44
       Large Cap International Portfolio................................  46
       International Core Equity Portfolio..............................  50
       Global Small Company Portfolio...................................  54
       International Small Company Portfolio............................  55
       Japanese Small Company Portfolio.................................  56
       Asia Pacific Small Company Portfolio.............................  57
       United Kingdom Small Company Portfolio...........................  58
       Continental Small Company Portfolio..............................  59
       DFA International Real Estate Securities Portfolio...............  60
       DFA Global Real Estate Securities Portfolio......................  64
       DFA International Small Cap Value Portfolio......................  66
       International Vector Equity Portfolio............................  70
       International High Relative Profitability Portfolio..............  74
       World ex U.S. Value Portfolio....................................  78
       World ex U.S. Targeted Value Portfolio...........................  79
       World ex U.S. Core Equity Portfolio..............................  84
       World Core Equity Portfolio......................................  90
       Selectively Hedged Global Equity Portfolio.......................  91
       Emerging Markets Portfolio.......................................  93
       Emerging Markets Small Cap Portfolio.............................  94
       Emerging Markets Value Portfolio.................................  95
       Emerging Markets Core Equity Portfolio...........................  96
       Emerging Markets Targeted Value Portfolio........................ 101
   Statements of Assets and Liabilities................................. 105
   Statements of Operations............................................. 113
   Statements of Changes in Net Assets.................................. 121
   Financial Highlights................................................. 133
   Notes to Financial Statements........................................ 155
   Section 19(a) Notice................................................. 193
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Consolidated Disclosure of Fund Expenses............................. 195
   Consolidated Disclosure of Portfolio Holdings........................ 197
   Consolidated Schedule of Investments

TABLE OF CONTENTS

CONTINUED

                                                                    PAGE
                                                                    ----
       DFA Commodity Strategy Portfolio............................ 198
   Consolidated Statement of Assets and Liabilities................ 210
   Consolidated Statement of Operations............................ 211
   Consolidated Statement of Changes in Net Assets................. 212
   Consolidated Financial Highlights............................... 213
   Consolidated Notes to Financial Statements...................... 214
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses..................................... 228
   Disclosure of Portfolio Holdings................................ 230
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio........................... 231
       U.S. Large Company Portfolio................................ 232
   Statements of Assets and Liabilities............................ 235
   Statements of Operations........................................ 236
   Statements of Changes in Net Assets............................. 237
   Financial Highlights............................................ 238
   Notes to Financial Statements................................... 241
   Section 19(a) Notice............................................ 252
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses..................................... 253
   Disclosure of Portfolio Holdings................................ 255
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series............................. 257
       The DFA International Value Series.......................... 260
       The Japanese Small Company Series........................... 264
       The Asia Pacific Small Company Series....................... 267
       The United Kingdom Small Company Series..................... 269
       The Continental Small Company Series........................ 272
       The Canadian Small Company Series........................... 276
       The Emerging Markets Series................................. 279
       The Emerging Markets Small Cap Series....................... 283
   Statements of Assets and Liabilities............................ 287
   Statements of Operations........................................ 289
   Statements of Changes in Net Assets............................. 291
   Financial Highlights............................................ 294
   Notes to Financial Statements................................... 299
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Disclosure of Fund Expenses..................................... 313
   Disclosure of Portfolio Holdings................................ 315
   Summary Schedule of Portfolio Holdings
       Dimensional Emerging Markets Value Fund..................... 316
   Statement of Assets and Liabilities............................. 320
   Statement of Operations......................................... 321
   Statements of Changes in Net Assets............................. 322
   Financial Highlights............................................ 323
   Notes to Financial Statements................................... 324
VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 333
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 334

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
  P.L.C.  Public Limited Company
  SA      Special Assessment
  ADR     American Depositary Receipt
  REIT    Real Estate Investment Trust
  GDR     Global Depositary Receipt
  CAD     Canadian Dollars
  DKK     Danish Krone
  EUR     Euro
  GBP     British Pounds
  NOK     Norwegian Krone
  SEK     Swedish Krona
  USD     United States Dollar
  AUD     Australian Dollars
  CHF     Swiss Franc
  HKD     Hong Kong Dollar
  ILS     Israeli New Shekel
  JPY     Japanese Yen
  NZD     New Zealand Dollars
  SGD     Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes
  ^                           Denominated in USD, unless otherwise noted.
  +                           See Note B to Financial Statements.
  (OMEGA)                     Rule 144A, Section 4(2), or other security that
                              is restricted as to resale to institutional
                              investors. This security has been deemed liquid
                              based upon the Fund's Liquidity Guidelines.
  #                           Total or Partial Securities on Loan.
  (double left angle quote)   Total or partial security pledged as collateral
                              for Futures Contracts.
  @                           Security purchased with cash proceeds from
                              Securities on Loan.
  (S)                         Affiliated Fund.
  ++                          Calculated as a percentage of total net assets.
                              Percentages shown parenthetically next to the
                              category headings have been calculated as a
                              percentage of total investments "Other
                              Securities" are those securities that are not
                              among the top 50 holdings in unaffiliated
                              issuers of the Fund or do not represent more
                              than 1.0% of the net assets of the Fund. Some of
                              the individual securities within this category
                              may include Total or Partial Securities on Loan
                              and/or Non-Income Producing Securities.
  *                           Non-Income Producing Securities.
  (double right angle quote)  Securities that have generally been fair value factored. See Note B to Financial Statements.
  ~                           Total or partial security pledged as collateral
                              for Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                         Computed using average shares outstanding.
  (B)                         Non-Annualized
  (C)                         Annualized
  (D)                         Represents the combined ratios for the
                              respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying
                              Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

  --                          Amounts designated as -- are either zero or
                                rounded to zero.
  SEC                         Securities and Exchange Commission
  (a)                         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,108.60    0.15%     $0.78
Hypothetical 5% Annual Return......... $1,000.00 $1,024.05    0.15%     $0.75

U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.................... $1,000.00 $1,095.20    0.18%     $0.94
Hypothetical 5% Annual Return......... $1,000.00 $1,023.90    0.18%     $0.90

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO (2)
----------------------------------
Actual Fund Return......................... $1,000.00 $1,043.70    0.27%     $1.37
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.46    0.27%     $1.35

U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares......................... $1,000.00 $1,042.00    0.47%     $2.38
   Class R2 Shares......................... $1,000.00 $1,041.70    0.62%     $3.14
   Institutional Class Shares.............. $1,000.00 $1,042.60    0.37%     $1.87
Hypothetical 5% Annual Return
   Class R1 Shares......................... $1,000.00 $1,022.46    0.47%     $2.36
   Class R2 Shares......................... $1,000.00 $1,021.72    0.62%     $3.11
   Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return......................... $1,000.00 $1,020.30    0.52%     $2.60
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,084.80    0.19%     $0.98
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.85    0.19%     $0.95

U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,076.00    0.22%     $1.13
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.70    0.22%     $1.10

U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return......................... $1,000.00 $1,056.00    0.32%     $1.63
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.21    0.32%     $1.61

U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,038.10    0.37%     $1.87
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.96    0.37%     $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return......................... $1,000.00 $1,023.20    0.52%     $2.61
Hypothetical 5% Annual Return.............. $1,000.00 $1,022.22    0.52%     $2.61

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,107.00    0.25%     $1.31
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.56    0.25%     $1.25

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                    BEGINNING  ENDING               EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                      VALUE    VALUE     EXPENSE     DURING
                                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                    --------- --------- ---------- ----------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return................................. $1,000.00 $1,131.40    0.18%     $0.95
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.90    0.18%     $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return................................. $1,000.00 $1,078.10    0.23%     $1.19
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.65    0.23%     $1.15

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return................................. $1,000.00 $1,061.90    0.30%     $1.53
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.31    0.30%     $1.51

GLOBAL SMALL COMPANY PORTFOLIO (3)
----------------------------------
Actual Fund Return................................. $1,000.00 $1,053.30    0.49%     $2.49
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL SMALL COMPANY PORTFOLIO (3)
-----------------------------------------
Actual Fund Return................................. $1,000.00 $1,049.10    0.54%     $2.74
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

JAPANESE SMALL COMPANY PORTFOLIO (2)
------------------------------------
Actual Fund Return................................. $1,000.00 $  984.10    0.54%     $2.66
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.12    0.54%     $2.71

ASIA PACIFIC SMALL COMPANY PORTFOLIO (2)
----------------------------------------
Actual Fund Return................................. $1,000.00 $1,095.30    0.56%     $2.91
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.02    0.56%     $2.81

UNITED KINGDOM SMALL COMPANY PORTFOLIO (2)
------------------------------------------
Actual Fund Return................................. $1,000.00 $1,093.00    0.59%     $3.06
Hypothetical 5% Annual Return...................... $1,000.00 $1,021.87    0.59%     $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO (2)
---------------------------------------
Actual Fund Return................................. $1,000.00 $1,070.90    0.55%     $2.82
Hypothetical 5% Annual Return...................... $1,000.00 $1,022.07    0.55%     $2.76

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return................................. $1,000.00 $1,111.80    0.28%     $1.47
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.41    0.28%     $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO (4)
-----------------------------------------------
Actual Fund Return................................. $1,000.00 $1,124.00    0.24%     $1.26
Hypothetical 5% Annual Return...................... $1,000.00 $1,023.60    0.24%     $1.20

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                     BEGINNING  ENDING               EXPENSES
                                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                       VALUE    VALUE     EXPENSE     DURING
                                                     11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                     --------- --------- ---------- ----------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,023.00    0.69%     $3.46
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.37    0.69%     $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.................................. $1,000.00 $1,048.40    0.49%     $2.49
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.37    0.49%     $2.46

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,095.40    0.35%     $1.82
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

WORLD EX U.S. VALUE PORTFOLIO (3)
---------------------------------
Actual Fund Return.................................. $1,000.00 $1,055.40    0.53%     $2.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.17    0.53%     $2.66

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.................................. $1,000.00 $1,060.30    0.68%     $3.47
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.42    0.68%     $3.41

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.................................. $1,000.00 $1,080.20    0.37%     $1.91
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.96    0.37%     $1.86

WORLD CORE EQUITY PORTFOLIO (3)
-------------------------------
Actual Fund Return.................................. $1,000.00 $1,081.40    0.33%     $1.70
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.16    0.33%     $1.66

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO (3)
----------------------------------------------
Actual Fund Return.................................. $1,000.00 $1,084.30    0.35%     $1.81
Hypothetical 5% Annual Return....................... $1,000.00 $1,023.06    0.35%     $1.76

EMERGING MARKETS PORTFOLIO (2)
------------------------------
Actual Fund Return.................................. $1,000.00 $1,120.20    0.48%     $2.52
Hypothetical 5% Annual Return....................... $1,000.00 $1,022.41    0.48%     $2.41

EMERGING MARKETS SMALL CAP PORTFOLIO (2)
----------------------------------------
Actual Fund Return.................................. $1,000.00 $1,144.00    0.71%     $3.77
Hypothetical 5% Annual Return....................... $1,000.00 $1,021.27    0.71%     $3.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                               BEGINNING  ENDING               EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                 VALUE    VALUE     EXPENSE     DURING
                                               11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                               --------- --------- ---------- ----------
EMERGING MARKETS VALUE PORTFOLIO (2)
------------------------------------
Actual Fund Return
   Class R2 Shares............................ $1,000.00 $1,093.00    0.80%     $4.15
   Institutional Class Shares................. $1,000.00 $1,094.30    0.55%     $2.86
Hypothetical 5% Annual Return
   Class R2 Shares............................ $1,000.00 $1,020.83    0.80%     $4.01
   Institutional Class Shares................. $1,000.00 $1,022.07    0.55%     $2.76

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return............................ $1,000.00 $1,125.40    0.52%     $2.74
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%     $2.61

EMERGING MARKETS TARGETED VALUE PORTFOLIO (5)
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,202.10    0.85%     $4.64
Hypothetical 5% Annual Return................. $1,000.00 $1,018.99    0.85%     $3.93

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).
(5)Emerging Markets Targeted Value Portfolio commenced operations on
   November 14, 2018. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (167), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2019 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
U.S. Large Cap Value Portfolio.................              100.0%
Japanese Small Company Portfolio...............              100.0%
Asia Pacific Small Company Portfolio...........              100.0%
United Kingdom Small Company Portfolio.........              100.0%
Continental Small Company Portfolio............              100.0%
Emerging Markets Portfolio.....................              100.0%
Emerging Markets Small Cap Portfolio...........              100.0%
Emerging Markets Value Portfolio...............              100.0%

FUNDS OF FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
Global Small Company Portfolio.................              100.0%
International Small Company Portfolio..........              100.0%
World ex U.S. Value Portfolio..................              100.0%
World Core Equity Portfolio....................              100.0%
Selectively Hedged Global Equity Portfolio.....              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

                    ENHANCED U.S. LARGE COMPANY PORTFOLIO
               Corporate.................................  31.7%
               Government................................  17.9%
               Foreign Corporate.........................  31.0%
               Foreign Government........................  16.2%
               Supranational.............................   3.2%
                                                          -----
                                                          100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       U.S. LARGE CAP EQUITY PORTFOLIO
               Communication Services....................   9.7%
               Consumer Discretionary....................  12.0%
               Consumer Staples..........................   6.7%
               Energy....................................   5.3%
               Financials................................  13.6%
               Health Care...............................  13.0%
               Industrials...............................  11.9%
               Information Technology....................  21.4%
               Materials.................................   3.7%
               Real Estate...............................   0.2%
               Utilities.................................   2.5%
                                                          -----
                                                          100.0%

                        U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.4%
               Consumer Staples..........................   4.4%
               Energy....................................   8.4%
               Financials................................  28.0%
               Health Care...............................   4.5%
               Industrials...............................  19.6%
               Information Technology....................  12.1%
               Materials.................................   5.8%
               Real Estate...............................   0.3%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
               Communication Services....................   4.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   3.9%
               Energy....................................  11.4%
               Financials................................  27.3%
               Health Care...............................   3.5%
               Industrials...............................  18.4%
               Information Technology....................  10.9%
               Materials.................................   6.4%
               Real Estate...............................   0.4%
               Utilities.................................   0.1%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  13.1%
               Consumer Staples..........................   6.1%
               Energy....................................   5.4%
               Financials................................  14.9%
               Health Care...............................  11.3%
               Industrials...............................  13.3%
               Information Technology....................  20.7%
               Materials.................................   4.1%
               Real Estate...............................   0.3%
               Utilities.................................   2.9%
                                                          -----
                                                          100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
               Communication Services....................   7.9%
               Consumer Discretionary....................  12.4%
               Consumer Staples..........................   5.8%
               Energy....................................   5.8%
               Financials................................  17.2%
               Health Care...............................  11.0%
               Industrials...............................  14.4%
               Information Technology....................  18.8%
               Materials.................................   4.4%
               Real Estate...............................   0.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
               Communication Services....................   6.7%
               Consumer Discretionary....................  11.4%
               Consumer Staples..........................   3.9%
               Energy....................................   6.7%
               Financials................................  24.7%
               Health Care...............................   8.5%
               Industrials...............................  16.3%
               Information Technology....................  15.0%
               Materials.................................   5.1%
               Real Estate...............................   0.5%
               Utilities.................................   1.2%
                                                          -----
                                                          100.0%

                           U.S. SMALL CAP PORTFOLIO
               Communication Services....................   4.1%
               Consumer Discretionary....................  14.7%
               Consumer Staples..........................   4.4%
               Energy....................................   5.5%
               Financials................................  19.6%
               Health Care...............................   8.7%
               Industrials...............................  19.6%
               Information Technology....................  14.1%
               Materials.................................   5.1%
               Real Estate...............................   0.7%
               Utilities.................................   3.5%
                                                          -----
                                                          100.0%

                           U.S. MICRO CAP PORTFOLIO
               Communication Services....................   3.4%
               Consumer Discretionary....................  13.2%
               Consumer Staples..........................   3.8%
               Energy....................................   6.5%
               Financials................................  21.6%
               Health Care...............................  10.3%
               Industrials...............................  19.8%
               Information Technology....................  13.6%
               Materials.................................   4.4%
               Real Estate...............................   1.1%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  18.1%
               Consumer Staples..........................   9.5%
               Energy....................................   2.0%
               Financials................................   3.8%
               Health Care...............................   9.3%
               Industrials...............................  17.8%
               Information Technology....................  30.4%
               Materials.................................   3.0%
               Utilities.................................   0.0%
                                                          -----
                                                          100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                     DFA REAL ESTATE SECURITIES PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                      LARGE CAP INTERNATIONAL PORTFOLIO
               Communication Services....................   5.9%
               Consumer Discretionary....................  12.7%
               Consumer Staples..........................  10.1%
               Energy....................................   7.3%
               Financials................................  18.7%
               Health Care...............................   8.8%
               Industrials...............................  15.4%
               Information Technology....................   6.1%
               Materials.................................   9.8%
               Real Estate...............................   2.0%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                     INTERNATIONAL CORE EQUITY PORTFOLIO
               Communication Services....................   6.1%
               Consumer Discretionary....................  14.2%
               Consumer Staples..........................   7.5%
               Energy....................................   7.1%
               Financials................................  16.4%
               Health Care...............................   6.0%
               Industrials...............................  18.2%
               Information Technology....................   6.3%
               Materials.................................  12.5%
               Real Estate...............................   2.6%
               Utilities.................................   3.1%
                                                          -----
                                                          100.0%

                   DFA INTERNATIONAL REAL ESTATE SECURITIES
                                  PORTFOLIO
               Real Estate............................... 100.0%
                                                          -----
                                                          100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
               Affiliated Investment Companies............  49.8%
               Real Estate................................  50.2%
                                                           -----
                                                           100.0%

                 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
               Communication Services....................   2.7%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   4.8%
               Energy....................................   7.3%
               Financials................................  19.8%
               Health Care...............................   2.3%
               Industrials...............................  24.2%
               Information Technology....................   4.3%
               Materials.................................  15.4%
               Real Estate...............................   3.3%
               Utilities.................................   2.0%
                                                          -----
                                                          100.0%

                    INTERNATIONAL VECTOR EQUITY PORTFOLIO
               Communication Services....................   5.2%
               Consumer Discretionary....................  13.9%
               Consumer Staples..........................   5.9%
               Energy....................................   7.1%
               Financials................................  18.2%
               Health Care...............................   4.6%
               Industrials...............................  19.8%
               Information Technology....................   6.6%
               Materials.................................  13.6%
               Real Estate...............................   2.9%
               Utilities.................................   2.2%
                                                          -----
                                                          100.0%

                  INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                  PORTFOLIO
               Communication Services....................   9.4%
               Consumer Discretionary....................  17.3%
               Consumer Staples..........................  12.4%
               Energy....................................   4.2%
               Financials................................   4.8%
               Health Care...............................  10.9%
               Industrials...............................  20.0%
               Information Technology....................   7.0%
               Materials.................................  11.1%
               Real Estate...............................   0.6%
               Utilities.................................   2.3%
                                                          -----
                                                          100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
               Communication Services....................   4.0%
               Consumer Discretionary....................  14.4%
               Consumer Staples..........................   4.7%
               Energy....................................   5.9%
               Financials................................  18.1%
               Health Care...............................   2.6%
               Industrials...............................  21.5%
               Information Technology....................   7.1%
               Materials.................................  15.3%
               Real Estate...............................   4.6%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     WORLD EX U.S. CORE EQUITY PORTFOLIO
               Communication Services....................   6.4%
               Consumer Discretionary....................  13.3%
               Consumer Staples..........................   7.0%
               Energy....................................   6.8%
               Financials................................  17.7%
               Health Care...............................   5.4%
               Industrials...............................  15.9%
               Information Technology....................   8.8%
               Materials.................................  11.9%
               Real Estate...............................   3.6%
               Utilities.................................   3.2%
                                                          -----
                                                          100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
               Communication Services....................   7.6%
               Consumer Discretionary....................  11.1%
               Consumer Staples..........................   7.2%
               Energy....................................   6.9%
               Financials................................  18.7%
               Health Care...............................   3.1%
               Industrials...............................   9.0%
               Information Technology....................  18.3%
               Materials.................................  10.8%
               Real Estate...............................   4.0%
               Utilities.................................   3.3%
                                                          -----
                                                          100.0%

                  EMERGING MARKETS TARGETED VALUE PORTFOLIO
               Communication Services....................   3.0%
               Consumer Discretionary....................  10.9%
               Consumer Staples..........................   5.1%
               Energy....................................   4.2%
               Financials................................  16.7%
               Health Care...............................   3.1%
               Industrials...............................  17.9%
               Information Technology....................  14.1%
               Materials.................................  15.7%
               Real Estate...............................   7.5%
               Utilities.................................   1.8%
                                                          -----
                                                          100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
BONDS -- (80.1%)
AUSTRALIA -- (6.3%)
Australia & New Zealand Banking Group, Ltd.
(OMEGA)  2.250%, 12/19/19...................................      1,000  $   997,345
         5.100%, 01/13/20...................................        750      762,161
Commonwealth Bank of Australia
(OMEGA)  2.250%, 03/10/20...................................      1,000      996,402
(OMEGA)  2.050%, 09/18/20...................................      1,800    1,783,837
         2.400%, 11/02/20...................................      2,096    2,087,681
National Australia Bank, Ltd.
         2.125%, 05/22/20...................................      5,586    5,554,425
         2.500%, 01/12/21...................................      3,500    3,481,541
Westpac Banking Corp.
         2.150%, 03/06/20...................................      2,204    2,194,779
         2.300%, 05/26/20...................................      3,500    3,486,790
                                                                         -----------
TOTAL AUSTRALIA.............................................              21,344,961
                                                                         -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
         0.040%, 12/11/19................................... EUR  1,000    1,123,736
                                                                         -----------
CANADA -- (15.9%)
Bank of Montreal
         1.900%, 08/27/21...................................      4,000    3,937,662
Bank of Nova Scotia (The)
         2.350%, 10/21/20...................................      1,500    1,493,269
         2.450%, 03/22/21...................................      6,000    5,976,183
CPPIB Capital, Inc.
         1.400%, 06/04/20................................... CAD  6,200    4,609,020
Manitoba, Province of Canada
         0.750%, 12/15/21................................... GBP  2,500    3,218,282
Province of Alberta Canada
         1.250%, 06/01/20................................... CAD  2,000    1,484,362
Province of British Columbia Canada
         3.700%, 12/18/20................................... CAD  6,000    4,618,303
Province of Ontario Canada
         1.650%, 09/27/19...................................      4,000    3,985,787
Province of Quebec Canada
         4.500%, 12/01/20................................... CAD  5,500    4,281,847
Province of Saskatchewan Canada
         3.900%, 07/28/20................................... CAD  6,300    4,824,812
Royal Bank of Canada
         2.350%, 12/09/19................................... CAD  1,300      972,569
         2.860%, 03/04/21................................... CAD  5,000    3,787,863
         2.030%, 03/15/21................................... CAD  2,130    1,589,352

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................... CAD  3,000  $ 2,234,112
         2.563%, 06/24/20................................... CAD  5,000    3,754,609
         0.625%, 03/08/21................................... EUR  2,000    2,273,605
         3.250%, 06/11/21...................................      1,000    1,012,116
                                                                         -----------
TOTAL CANADA                                                              54,053,753
                                                                         -----------
DENMARK -- (2.7%)
Denmark Government Bond
         3.000%, 11/15/21................................... DKK 55,000    9,021,610
                                                                         -----------
FRANCE -- (3.1%)
Caisse d'Amortissement de la Dette Sociale
         4.250%, 04/25/20................................... EUR  1,000    1,172,615
Sanofi
         4.125%, 10/11/19................................... EUR  1,629    1,861,930
SNCF Reseau EPIC
         5.500%, 12/01/21................................... GBP  2,000    2,888,595
Total Capital Canada, Ltd.
         1.875%, 07/09/20................................... EUR    200      230,096
Total Capital International SA
         2.750%, 06/19/21...................................      2,000    2,007,283
Total Capital SA
         4.450%, 06/24/20...................................      2,200    2,245,534
                                                                         -----------
TOTAL FRANCE                                                              10,406,053
                                                                         -----------
GERMANY -- (2.1%)
Daimler Finance North America LLC
(OMEGA)  2.250%, 03/02/20...................................      1,500    1,493,423
EMD Finance LLC
(OMEGA)  2.400%, 03/19/20...................................      2,100    2,091,290
Kreditanstalt fuer Wiederaufbau
         1.375%, 01/28/20................................... CAD  5,000    3,719,489
                                                                         -----------
TOTAL GERMANY                                                              7,304,202
                                                                         -----------
IRELAND -- (0.2%)
Shire Acquisitions Investments Ireland DA
         2.400%, 09/23/21...................................        515      508,947
                                                                         -----------
JAPAN -- (3.2%)
MUFG Bank, Ltd.
(OMEGA)  2.300%, 03/05/20...................................      1,400    1,395,879
Toyota Credit Canada, Inc.
         2.250%, 05/23/19................................... CAD  1,900    1,418,639

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED


                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
JAPAN -- (Continued)
         1.800%, 02/19/20................................... CAD  6,500  $ 4,842,614
         2.200%, 02/25/21................................... CAD  4,500    3,363,160
                                                                         -----------
TOTAL JAPAN.................................................              11,020,292
                                                                         -----------
LUXEMBOURG -- (1.0%)
Nestle Finance International, Ltd.
         0.750%, 11/08/21................................... EUR  2,827    3,244,596
                                                                         -----------
NETHERLANDS -- (4.0%)
BNG Bank NV
         5.375%, 06/07/21................................... GBP    600      851,339
Cooperatieve Rabobank UA
         2.250%, 12/02/19...................................      1,655    1,650,704
         4.750%, 01/15/20...................................        700      710,008
Shell International Finance BV
         4.375%, 03/25/20...................................      1,547    1,570,798
         2.250%, 11/10/20...................................      2,685    2,676,311
         1.625%, 03/24/21................................... EUR  4,879    5,661,740
Toyota Motor Finance Netherlands BV
         0.250%, 01/10/22................................... EUR    500      565,001
                                                                         -----------
TOTAL NETHERLANDS...........................................              13,685,901
                                                                         -----------
NEW ZEALAND -- (0.6%)
ANZ New Zealand International Ltd.
         2.600%, 09/23/19...................................      2,200    2,198,911
                                                                         -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................... NOK 35,000    4,252,601
Equinor ASA
         2.000%, 09/10/20................................... EUR  1,200    1,384,795
         2.900%, 11/08/20...................................        941      945,504
                                                                         -----------
TOTAL NORWAY................................................               6,582,900
                                                                         -----------
SPAIN -- (0.8%)
Telefonica Emisiones SA
         5.462%, 02/16/21...................................      2,500    2,611,429
                                                                         -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.2%)
Council Of Europe Development Bank
         1.625%, 03/10/20...................................      3,000    2,978,712
European Investment Bank
(OMEGA)  2.250%, 07/30/21................................... CAD  8,000    6,029,171

                                                                  FACE
                                                                 AMOUNT^
                                                                  (000)    VALUE+
                                                                 ------- -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
         1.375%, 07/15/20................................... NOK 14,890  $ 1,724,195
                                                                         -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS................              10,732,078
                                                                         -----------
SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................... SEK 42,000    4,525,155
Svenska Handelsbanken AB
         2.400%, 10/01/20...................................      1,000      995,353
                                                                         -----------
TOTAL SWEDEN................................................               5,520,508
                                                                         -----------
SWITZERLAND -- (0.7%)
UBS Group Funding Switzerland AG
(OMEGA)  2.950%, 09/24/20...................................      2,500    2,503,897
                                                                         -----------
UNITED KINGDOM -- (1.8%)
AstraZeneca P.L.C.
         1.950%, 09/18/19...................................        700      697,090
Barclays P.L.C.
         2.750%, 11/08/19...................................      1,500    1,497,164
         2.875%, 06/08/20...................................        500      498,698
BP Capital Markets P.L.C.
         2.315%, 02/13/20...................................      2,550    2,542,119
HSBC USA, Inc.
         2.375%, 11/13/19...................................      1,000      998,170
                                                                         -----------
TOTAL UNITED KINGDOM........................................               6,233,241
                                                                         -----------
UNITED STATES -- (30.7%)
Allergan Funding SCS
         3.000%, 03/12/20...................................      1,200    1,200,432
Allergan, Inc.
         3.375%, 09/15/20...................................      1,800    1,809,667
Altria Group, Inc.
#        2.625%, 01/14/20...................................      2,000    1,996,058
American Honda Finance Corp.
#        2.150%, 03/13/20...................................      1,500    1,493,808
Amgen, Inc.
         2.200%, 05/11/20...................................      1,000      995,705
Anthem, Inc.
         2.500%, 11/21/20...................................      1,766    1,757,088
AT&T, Inc.
         2.450%, 06/30/20...................................      1,500    1,495,151
Autodesk, Inc.
         3.125%, 06/15/20...................................      1,500    1,504,495
BAE Systems Holdings, Inc.
(OMEGA)  6.375%, 06/01/19...................................        480      481,258

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Bank of America Corp.
         2.250%, 04/21/20......................................    1,035  $1,030,931
Biogen, Inc.
         2.900%, 09/15/20......................................    2,000   1,999,395
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         3.000%, 01/15/22......................................    2,900   2,883,235
Capital One NA
#        2.350%, 01/31/20......................................    1,500   1,494,968
Chevron Corp.
         1.961%, 03/03/20......................................    3,600   3,580,397
Citibank NA
         2.100%, 06/12/20......................................    1,000     993,338
Citizens Bank N.A.
         2.450%, 12/04/19......................................    2,200   2,196,328
CVS Health Corp.
         2.800%, 07/20/20......................................    1,500   1,498,539
Discovery Communications LLC
         2.750%, 11/15/19......................................    2,000   1,995,316
Eastman Chemical Co.
         2.700%, 01/15/20......................................      622     621,539
Enterprise Products Operating LLC
         5.250%, 01/31/20......................................    2,000   2,032,896
Exelon Generation Co. LLC
         2.950%, 01/15/20......................................    2,000   2,000,706
Express Scripts Holding Co.
         2.250%, 06/15/19......................................    2,000   1,998,423
General Electric Co.
#        2.200%, 01/09/20......................................    1,000     992,900
General Motors Financial Co., Inc.
         2.350%, 10/04/19......................................      429     428,212
         3.150%, 01/15/20......................................    1,600   1,602,873
Gilead Sciences, Inc.
         2.350%, 02/01/20......................................    1,500   1,495,769
Goldman Sachs Group, Inc. (The)
#        6.000%, 06/15/20......................................    1,000   1,034,197
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20......................................    1,000     992,752
Humana, Inc.
         2.625%, 10/01/19......................................    2,981   2,977,725
JM Smucker Co. (The)
         2.500%, 03/15/20......................................    1,061   1,058,323
John Deere Capital Corp.
         2.050%, 03/10/20......................................      220     218,922
JPMorgan Chase & Co.
         2.250%, 01/23/20......................................    1,000     996,963
#        4.950%, 03/25/20......................................    2,000   2,039,999
Kraft Heinz Foods Co.
         5.375%, 02/10/20......................................    1,500   1,527,441

                                                                   FACE
                                                                  AMOUNT^
                                                                   (000)    VALUE+
                                                                  ------- ----------
UNITED STATES -- (Continued)
Lowe's Cos., Inc.
#        3.750%, 04/15/21....................................      2,500  $2,545,274
LyondellBasell Industries NV
         6.000%, 11/15/21....................................      2,500   2,663,688
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20....................................        400     398,135
Markel Corp.
         7.125%, 09/30/19....................................        527     535,166
         5.350%, 06/01/21....................................      2,100   2,190,758
Merck & Co., Inc.
         1.125%, 10/15/21.................................... EUR  1,700   1,961,247
Molson Coors Brewing Co.
#        2.100%, 07/15/21....................................      2,800   2,751,376
Nasdaq, Inc.
         5.550%, 01/15/20....................................      1,300   1,325,299
NBCUniversal Media LLC
#        4.375%, 04/01/21....................................      2,700   2,785,033
NetApp, Inc.
         3.375%, 06/15/21....................................      1,014   1,022,565
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21....................................      2,800   2,822,851
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20....................................      1,300   1,290,224
Nordstrom, Inc.
#        4.000%, 10/15/21....................................      2,500   2,557,366
Oracle Corp.
         2.250%, 01/10/21.................................... EUR  2,000   2,334,511
Philip Morris International, Inc.
         2.000%, 02/21/20....................................      3,000   2,983,614
PNC Bank NA
         2.600%, 07/21/20....................................      1,000     999,774
Quest Diagnostics, Inc.
         4.750%, 01/30/20....................................      1,131   1,147,031
Ryder System, Inc.
         2.450%, 09/03/19....................................      2,000   1,997,341
Southern Co. (The)
         2.750%, 06/15/20....................................      1,000     999,392
Target Corp.
         3.875%, 07/15/20....................................        463     470,392
TD Ameritrade Holding Corp.
         5.600%, 12/01/19....................................      1,500   1,525,266
Textron, Inc.
         7.250%, 10/01/19....................................      1,500   1,527,218
Tyson Foods, Inc.
         2.650%, 08/15/19....................................      1,200   1,200,496
Verizon Communications, Inc.
         4.600%, 04/01/21....................................      1,600   1,657,830
Volkswagen Group of America Finance LLC
         2.450%, 11/20/19....................................      2,000   1,995,783
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21....................................      2,500   2,521,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Walmart, Inc.
                           2.850%, 06/23/20.............    3,759  $  3,774,229
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.............    2,000     1,996,078
                                                                   ------------
TOTAL UNITED STATES.....................................            104,405,156
                                                                   ------------
TOTAL BONDS.............................................            272,502,171
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (17.5%)
U.S. Treasury Notes
                           1.500%, 04/15/20.............   17,200    17,056,219
                           1.125%, 04/30/20.............   23,000    22,715,195
(double left angle quote)  1.750%, 10/31/20.............   20,000    19,835,156
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................             59,606,570
                                                                   ------------
TOTAL INVESTMENT SECURITIES.............................            332,108,741
                                                                   ------------

                                                              FACE
                                                             AMOUNT^
                                                              (000)      VALUE+
                                                            --------- ------------
COMMERCIAL PAPER -- (1.7%)
(OMEGA)  NRW Bank 2.561%, 06/21/19.......................   3,000,000 $  2,989,231
(OMEGA)  Sanofi 2.540%, 06/28/19.........................   2,800,000    2,788,629
                                                                      ------------
TOTAL COMMERCIAL PAPER...................................                5,777,860
                                                                      ------------
                                                             SHARES
                                                            ---------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)     The DFA Short Term Investment Fund..............     209,006    2,418,413
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $342,451,447)....................................             $340,305,014
                                                                      ============

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                        UNREALIZED
                                                                         FOREIGN
                                                                         EXCHANGE
                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD      COUNTERPARTY          DATE    (DEPRECIATION)
------------------   -------------- ----------------------- ---------- -------------
USD     1,759,044   NOK 15,059,012 Citibank, N.A.           05/07/19     $ 13,266
USD     4,476,140   NOK 37,937,175 Royal Bank of Scotland   05/07/19       78,116
USD       876,104   GBP    670,313 Citibank, N.A.           05/08/19        1,735
USD     6,246,373   GBP  4,748,762 HSBC Bank                05/08/19       51,992
USD       564,137   EUR    502,568 Citibank, N.A.           05/09/19          159
USD     1,913,051   EUR  1,691,218 Citibank, N.A.           05/09/19       15,179
USD     6,163,881   EUR  5,463,344 Citibank, N.A.           05/09/19       32,960
USD    13,450,333   EUR 11,907,279 Citibank, N.A.           05/09/19       88,080
USD     4,672,896   SEK 43,237,150 Citibank, N.A.           05/14/19      116,113
USD    52,076,052   CAD 69,507,156 Royal Bank of Scotland   07/15/19       96,037
                                                                         --------
TOTAL APPRECIATION                                                       $493,637

USD     9,122,970   DKK 61,027,085 Royal Bank of Scotland   06/03/19     $(72,440)
                                                                         --------
TOTAL (DEPRECIATION)                                                     $(72,440)
                                                                         --------
TOTAL APPRECIATION
  (DEPRECIATION)                                                         $421,197
                                                                         ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION
  CONTRACTS:
S&P 500(R) Emini
  Index..........   2,350    06/21/19  $325,763,311 $346,448,750  $20,685,439
                                       ------------ ------------  -----------
TOTAL FUTURES
  CONTRACTS                            $325,763,311 $346,448,750  $20,685,439
                                       ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds
   Australia.....................          -- $ 21,344,961   --    $ 21,344,961
   Belgium.......................          --    1,123,736   --       1,123,736
   Canada........................          --   54,053,753   --      54,053,753
   Denmark.......................          --    9,021,610   --       9,021,610
   France........................          --   10,406,053   --      10,406,053
   Germany.......................          --    7,304,202   --       7,304,202
   Ireland.......................          --      508,947   --         508,947
   Japan.........................          --   11,020,292   --      11,020,292
   Luxembourg....................          --    3,244,596   --       3,244,596
   Netherlands...................          --   13,685,901   --      13,685,901
   New Zealand...................          --    2,198,911   --       2,198,911
   Norway........................          --    6,582,900   --       6,582,900
   Spain.........................          --    2,611,429   --       2,611,429
   Supranational Organization
     Obligations.................          --   10,732,078   --      10,732,078
   Sweden........................          --    5,520,508   --       5,520,508
   Switzerland...................          --    2,503,897   --       2,503,897
   United Kingdom................          --    6,233,241   --       6,233,241
   United States.................          --  104,405,156   --     104,405,156
U.S. Treasury Obligations........          --   59,606,570   --      59,606,570
Commercial Paper.................          --    5,777,860   --       5,777,860
Securities Lending Collateral....          --    2,418,413   --       2,418,413
Forward Currency Contracts**.....          --      421,197   --         421,197
Futures Contracts**.............. $20,685,439           --   --      20,685,439
                                  ----------- ------------   --    ------------
TOTAL............................ $20,685,439 $340,726,211   --    $361,411,650
                                  =========== ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS++
                                           ------- ------------ ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (9.4%)
*   Alphabet, Inc., Class A...............  13,558 $ 16,255,500       1.0%
*   Alphabet, Inc., Class C...............  14,246   16,931,086       1.0%
    AT&T, Inc............................. 407,523   12,616,912       0.8%
    Comcast Corp., Class A................ 303,463   13,209,744       0.8%
*   Facebook, Inc., Class A............... 133,100   25,741,540       1.6%
*   Netflix, Inc..........................  16,202    6,003,489       0.4%
    Verizon Communications, Inc........... 302,773   17,315,588       1.0%
    Walt Disney Co. (The)................. 121,810   16,684,316       1.0%
    Other Securities......................           36,270,364       2.1%
                                                   ------------      ----
TOTAL COMMUNICATION SERVICES..............          161,028,539       9.7%
                                                   ------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc.......................  23,535   45,340,648       2.7%
    Home Depot, Inc. (The)................  65,421   13,326,258       0.8%
    McDonald's Corp.......................  32,870    6,494,126       0.4%
    NIKE, Inc., Class B...................  74,296    6,525,418       0.4%
    Other Securities......................          126,383,482       7.7%
                                                   ------------      ----
TOTAL CONSUMER DISCRETIONARY..............          198,069,932      12.0%
                                                   ------------      ----
CONSUMER STAPLES -- (6.5%)
    Coca-Cola Co. (The)................... 204,946   10,054,651       0.6%
    PepsiCo, Inc..........................  81,549   10,442,349       0.6%
    Procter & Gamble Co. (The)............ 139,066   14,807,748       0.9%
    Walmart, Inc..........................  95,127    9,782,861       0.6%
    Other Securities......................           66,183,722       4.0%
                                                   ------------      ----
TOTAL CONSUMER STAPLES....................          111,271,331       6.7%
                                                   ------------      ----
ENERGY -- (5.1%)
    Chevron Corp.......................... 104,689   12,568,961       0.8%
    Exxon Mobil Corp...................... 222,311   17,847,127       1.1%
    Other Securities......................           57,475,996       3.4%
                                                   ------------      ----
TOTAL ENERGY..............................           87,892,084       5.3%
                                                   ------------      ----
FINANCIALS -- (13.2%)
    American Express Co...................  52,259    6,126,323       0.4%
    Bank of America Corp.................. 407,306   12,455,417       0.8%
*   Berkshire Hathaway, Inc., Class B.....  85,580   18,546,042       1.1%
    Citigroup, Inc........................ 103,871    7,343,680       0.4%
    JPMorgan Chase & Co................... 183,469   21,291,577       1.3%
    Wells Fargo & Co...................... 211,703   10,248,542       0.6%
    Other Securities......................          149,710,722       9.0%
                                                   ------------      ----
TOTAL FINANCIALS..........................          225,722,303      13.6%
                                                   ------------      ----
HEALTH CARE -- (12.6%)
    Abbott Laboratories...................  81,622    6,493,846       0.4%
    Amgen, Inc............................  36,106    6,474,528       0.4%
    Eli Lilly & Co........................  52,635    6,160,400       0.4%
    Gilead Sciences, Inc..................  93,509    6,081,825       0.4%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS++
                                       ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Johnson & Johnson...............    157,146 $   22,189,015        1.3%
      Merck & Co., Inc................    127,628     10,045,600        0.6%
      Pfizer, Inc.....................    357,515     14,518,684        0.9%
      Thermo Fisher Scientific, Inc...     21,663      6,010,399        0.4%
      UnitedHealth Group, Inc.........     56,213     13,101,564        0.8%
      Other Securities................               124,775,691        7.5%
                                                  --------------      -----
TOTAL HEALTH CARE.....................               215,851,552       13.1%
                                                  --------------      -----
INDUSTRIALS -- (11.5%)
      3M Co...........................     33,417      6,332,856        0.4%
      Boeing Co. (The)................     26,559     10,031,069        0.6%
      Honeywell International, Inc....     37,479      6,507,479        0.4%
      Union Pacific Corp..............     43,964      7,783,387        0.5%
      United Technologies Corp........     45,156      6,439,697        0.4%
      Other Securities................               159,365,291        9.6%
                                                  --------------      -----
TOTAL INDUSTRIALS.....................               196,459,779       11.9%
                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.7%)
*     Adobe, Inc......................     22,054      6,379,119        0.4%
      Apple, Inc......................    266,968     53,572,469        3.2%
      Broadcom, Inc...................     23,056      7,341,030        0.4%
      Cisco Systems, Inc..............    245,070     13,711,666        0.8%
      Intel Corp......................    348,935     17,809,642        1.1%
      International Business Machines
        Corp..........................     51,907      7,280,995        0.4%
      Mastercard, Inc. Class A........     53,029     13,482,093        0.8%
      Microsoft Corp..................    379,440     49,554,864        3.0%
      Oracle Corp.....................    150,479      8,326,003        0.5%
      QUALCOMM, Inc...................     70,662      6,086,118        0.4%
      Texas Instruments, Inc..........     55,500      6,539,565        0.4%
#     Visa, Inc., Class A.............     90,457     14,873,844        0.9%
      Other Securities................               149,486,039        9.1%
                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY..........               354,443,447       21.4%
                                                  --------------      -----
MATERIALS -- (3.6%)
      Other Securities................                61,354,630        3.7%
                                                  --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities................                 3,650,667        0.2%
                                                  --------------      -----
UTILITIES -- (2.4%)
      Other Securities................                40,569,018        2.5%
                                                  --------------      -----
TOTAL COMMON STOCKS...................             1,656,313,282      100.1%
                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 15,732,514     15,732,514        0.9%
                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  The DFA Short Term Investment
        Fund..........................  3,552,638     41,107,577        2.5%
                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,270,143,849)...............            $1,713,153,373      103.5%
                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                   LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                -------------- ----------- ------- --------------
Common Stocks
   Communication Services...... $  161,028,539          --   --    $  161,028,539
   Consumer Discretionary......    198,069,932          --   --       198,069,932
   Consumer Staples............    111,271,331          --   --       111,271,331
   Energy......................     87,892,084          --   --        87,892,084
   Financials..................    225,722,303          --   --       225,722,303
   Health Care.................    215,851,552          --   --       215,851,552
   Industrials.................    196,459,779          --   --       196,459,779
   Information Technology......    354,443,447          --   --       354,443,447
   Materials...................     61,354,630          --   --        61,354,630
   Real Estate.................      3,650,667          --   --         3,650,667
   Utilities...................     40,569,018          --   --        40,569,018
Temporary Cash Investments.....     15,732,514          --   --        15,732,514
Securities Lending Collateral..             -- $41,107,577   --        41,107,577
                                -------------- -----------   --    --------------
TOTAL.......................... $1,672,045,796 $41,107,577   --    $1,713,153,373
                                ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................ $26,219,622,034
                                                                ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $26,219,622,034
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS++
                                           --------- -------------- ---------------
COMMON STOCKS -- (90.2%)
COMMUNICATION SERVICES -- (3.0%)
    Nexstar Media Group, Inc., Class A....   328,957 $   38,504,417       0.3%
    Other Securities......................              335,272,775       3.0%
                                                     --------------      ----
TOTAL COMMUNICATION SERVICES..............              373,777,192       3.3%
                                                     --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
#*  AutoNation, Inc.......................   919,485     38,554,006       0.4%
    Foot Locker, Inc......................   677,657     38,768,757       0.4%
    Graham Holdings Co., Class B..........    48,146     35,793,181       0.3%
    Marriott Vacations Worldwide Corp.....   402,103     42,474,140       0.4%
    PulteGroup, Inc....................... 1,453,321     45,721,479       0.4%
    Toll Brothers, Inc.................... 1,774,310     67,601,211       0.6%
    Other Securities......................            1,219,966,942      10.8%
                                                     --------------      ----
TOTAL CONSUMER DISCRETIONARY..............            1,488,879,716      13.3%
                                                     --------------      ----
CONSUMER STAPLES -- (3.9%)
#   Coty, Inc., Class A................... 3,378,933     36,560,055       0.3%
*   Post Holdings, Inc....................   611,801     68,998,917       0.6%
#   Sanderson Farms, Inc..................   256,548     38,900,373       0.4%
*   US Foods Holding Corp................. 1,326,779     48,493,773       0.4%
    Other Securities......................              291,595,284       2.6%
                                                     --------------      ----
TOTAL CONSUMER STAPLES....................              484,548,402       4.3%
                                                     --------------      ----
ENERGY -- (7.6%)
    Murphy Oil Corp....................... 1,787,848     48,700,979       0.4%
    PBF Energy, Inc., Class A............. 1,340,975     45,029,940       0.4%
*   WPX Energy, Inc....................... 2,817,522     39,135,381       0.3%
    Other Securities......................              801,829,383       7.2%
                                                     --------------      ----
TOTAL ENERGY..............................              934,695,683       8.3%
                                                     --------------      ----
FINANCIALS -- (25.3%)
    Associated Banc-Corp.................. 1,683,926     38,208,281       0.3%
    Assurant, Inc.........................   608,872     57,842,840       0.5%
    Assured Guaranty, Ltd................. 1,413,881     67,442,124       0.6%
    CIT Group, Inc........................   700,495     37,315,369       0.3%
    IBERIABANK Corp.......................   484,413     38,510,833       0.4%
    Investors Bancorp, Inc................ 3,443,442     40,460,443       0.4%
    Kemper Corp...........................   424,596     38,162,688       0.3%
    Legg Mason, Inc....................... 1,154,213     38,608,425       0.4%
#   New York Community Bancorp, Inc....... 4,178,802     48,599,479       0.4%
    Old Republic International Corp....... 2,061,820     46,102,295       0.4%
#   PacWest Bancorp....................... 1,302,222     51,502,880       0.5%
#   People's United Financial, Inc........ 4,039,945     69,850,649       0.6%
    Popular, Inc..........................   791,016     45,649,533       0.4%
#   Prosperity Bancshares, Inc............   656,814     48,367,783       0.4%
    Santander Consumer USA Holdings, Inc.. 1,713,138     36,575,496       0.3%
    Sterling Bancorp...................... 1,819,972     38,983,800       0.4%
    Umpqua Holdings Corp.................. 2,546,551     44,208,125       0.4%
    Unum Group............................ 1,227,622     45,323,804       0.4%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
FINANCIALS -- (Continued)
    Other Securities.................................................           $ 2,277,342,662      20.3%
                                                                                ---------------      ----
TOTAL FINANCIALS.....................................................             3,109,057,509      27.7%
                                                                                ---------------      ----
HEALTH CARE -- (4.1%)
    Perrigo Co. P.L.C................................................   808,694      38,752,617       0.4%
    Other Securities.................................................               463,438,426       4.1%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               502,191,043       4.5%
                                                                                ---------------      ----
INDUSTRIALS -- (17.7%)
*   AECOM............................................................ 1,446,396      49,032,824       0.4%
    AGCO Corp........................................................   647,918      45,859,636       0.4%
    Air Lease Corp................................................... 1,040,908      40,137,412       0.4%
    Alaska Air Group, Inc............................................   626,331      38,769,889       0.4%
#   AMERCO...........................................................   103,133      38,486,142       0.3%
#*  Chart Industries, Inc............................................   398,655      35,189,277       0.3%
*   Genesee & Wyoming, Inc., Class A.................................   587,682      52,098,009       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      51,740,996       0.5%
#*  Kirby Corp.......................................................   482,788      39,453,435       0.4%
    Quanta Services, Inc............................................. 1,660,315      67,408,789       0.6%
    Other Securities.................................................             1,719,042,989      15.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,177,219,398      19.4%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.0%)
*   Arrow Electronics, Inc........................................... 1,011,968      85,521,416       0.8%
    Avnet, Inc....................................................... 1,463,239      71,128,048       0.6%
    Jabil, Inc....................................................... 1,470,618      44,427,370       0.4%
    SYNNEX Corp......................................................   366,525      39,540,717       0.4%
*   Tech Data Corp...................................................   484,009      51,600,199       0.5%
    Xerox Corp....................................................... 1,083,724      36,153,033       0.3%
    Other Securities.................................................             1,020,069,373       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,348,440,156      12.0%
                                                                                ---------------      ----
MATERIALS -- (5.2%)
    Reliance Steel & Aluminum Co.....................................   771,739      70,969,118       0.6%
    Other Securities.................................................               575,289,443       5.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               646,258,561       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.2%)
    Other Securities.................................................                27,376,895       0.3%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                15,827,088       0.2%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            11,108,271,643      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...................................................                   619,517       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            11,108,891,160
                                                                                ---------------

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%......................................................... 102,616,379 $   102,616,379        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.0%)
@(S)  The DFA Short Term Investment Fund...............................  95,092,810   1,100,318,899        9.8%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $10,650,561,576).............................................               $12,311,826,438      109.8%
                                                                                    ===============      =====

As of April 30, 2019, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION
  CONTRACTS:
S&P 500(R)/ /Emini
  Index.............    556     06/21/19  $77,115,960 $81,968,300   $4,852,340
                                          ----------- -----------   ----------
TOTAL FUTURES
  CONTRACTS.........                      $77,115,960 $81,968,300   $4,852,340
                                          =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   373,777,192             --   --    $   373,777,192
   Consumer Discretionary..........   1,488,854,076 $       25,640   --      1,488,879,716
   Consumer Staples................     484,548,402             --   --        484,548,402
   Energy..........................     934,695,683             --   --        934,695,683
   Financials......................   3,109,029,333         28,176   --      3,109,057,509
   Health Care.....................     502,191,043             --   --        502,191,043
   Industrials.....................   2,177,219,398             --   --      2,177,219,398
   Information Technology..........   1,348,369,764         70,392   --      1,348,440,156
   Materials.......................     646,258,561             --   --        646,258,561
   Real Estate.....................      27,376,895             --   --         27,376,895
   Utilities.......................      15,827,088             --   --         15,827,088
Preferred Stocks
   Communication Services..........         619,517             --   --            619,517
Temporary Cash Investments.........     102,616,379             --   --        102,616,379
Securities Lending Collateral......              --  1,100,318,899   --      1,100,318,899
Futures Contracts**................       4,852,340             --   --          4,852,340
                                    --------------- --------------   --    ---------------
TOTAL.............................. $11,216,235,671 $1,100,443,107   --    $12,316,678,778
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                 ---------- -------------- ---------------
COMMON STOCKS -- (89.9%)
COMMUNICATION SERVICES -- (3.9%)
#*  Iridium Communications, Inc.................  2,236,633 $   61,417,942       0.4%
    Telephone & Data Systems, Inc...............  3,276,904    104,467,700       0.7%
    Other Securities............................               479,132,917       3.2%
                                                            --------------      ----
TOTAL COMMUNICATION SERVICES....................               645,018,559       4.3%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.0%)
    Aaron's, Inc................................  1,880,784    104,740,861       0.7%
#*  Adtalem Global Education, Inc...............  1,863,422     91,903,973       0.6%
#   Bed Bath & Beyond, Inc......................  5,590,884     93,423,672       0.6%
    Graham Holdings Co., Class B................    120,790     89,798,910       0.6%
*   Liberty Expedia Holdings, Inc., Class A.....  1,341,882     62,290,162       0.4%
*   Meritage Homes Corp.........................  1,426,415     72,961,127       0.5%
#*  Taylor Morrison Home Corp., Class A.........  4,091,900     79,219,184       0.5%
    Other Securities............................             1,365,148,450       9.3%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY....................             1,959,486,339      13.2%
                                                            --------------      ----
CONSUMER STAPLES -- (3.5%)
*   Darling Ingredients, Inc....................  5,660,971    123,465,777       0.8%
    Seaboard Corp...............................     18,093     81,338,529       0.6%
    Other Securities............................               367,012,349       2.4%
                                                            --------------      ----
TOTAL CONSUMER STAPLES..........................               571,816,655       3.8%
                                                            --------------      ----
ENERGY -- (10.3%)
#*  Oasis Petroleum, Inc........................ 10,648,238     61,723,454       0.4%
    Patterson-UTI Energy, Inc...................  4,582,905     62,281,679       0.4%
    PBF Energy, Inc., Class A...................  2,327,765     78,166,349       0.5%
#*  PDC Energy, Inc.............................  1,877,326     81,644,908       0.6%
#*  Whiting Petroleum Corp......................  2,447,646     67,041,024       0.5%
    World Fuel Services Corp....................  2,643,638     81,556,232       0.6%
    Other Securities............................             1,247,892,161       8.3%
                                                            --------------      ----
TOTAL ENERGY....................................             1,680,305,807      11.3%
                                                            --------------      ----
FINANCIALS -- (24.5%)
    American Equity Investment Life Holding Co..  3,256,996     95,788,252       0.7%
    Argo Group International Holdings, Ltd......  1,161,025     90,641,222       0.6%
    Associated Banc-Corp........................  4,348,093     98,658,230       0.7%
    CNO Financial Group, Inc....................  4,510,009     74,640,649       0.5%
    First BanCorp...............................  6,551,149     74,027,984       0.5%
#   Fulton Financial Corp.......................  5,262,504     90,778,194       0.6%
    IBERIABANK Corp.............................    854,270     67,914,465       0.5%
    International Bancshares Corp...............  1,565,480     64,920,456       0.4%
    Kemper Corp.................................  1,387,903    124,744,722       0.8%
#   Old National Bancorp........................  4,705,347     80,367,327       0.5%
#   Selective Insurance Group, Inc..............    892,881     63,671,344       0.4%
#   United Bankshares, Inc......................  1,605,713     63,008,178       0.4%
    Washington Federal, Inc.....................  2,935,549     97,284,094       0.7%
    Other Securities............................             2,926,059,795      19.7%
                                                            --------------      ----
TOTAL FINANCIALS................................             4,012,504,912      27.0%
                                                            --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (3.2%)
#*  Acadia Healthcare Co., Inc..............................   2,396,004 $    76,054,032       0.5%
    Other Securities........................................                 445,044,252       3.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................                 521,098,284       3.5%
                                                                         ---------------      ----
INDUSTRIALS -- (16.5%)
*   FTI Consulting, Inc.....................................   1,026,370      87,220,923       0.6%
#   GATX Corp...............................................   1,315,675     101,478,013       0.7%
    Regal Beloit Corp.......................................     980,540      83,424,343       0.6%
#   SkyWest, Inc............................................   1,722,896     106,113,165       0.7%
*   Spirit Airlines, Inc....................................   1,187,538      64,578,316       0.4%
    Triton International, Ltd...............................   2,079,274      68,512,078       0.5%
*   WESCO International, Inc................................   1,425,513      81,596,364       0.6%
    Other Securities........................................               2,111,897,929      14.1%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               2,704,821,131      18.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (9.8%)
*   CACI International, Inc., Class A.......................     570,059     111,127,301       0.8%
#*  Finisar Corp............................................   3,473,046      83,735,139       0.6%
*   Insight Enterprises, Inc................................   1,090,649      61,708,920       0.4%
#*  Netscout Systems, Inc...................................   2,543,627      74,782,634       0.5%
*   Sanmina Corp............................................   2,305,591      78,205,647       0.5%
    SYNNEX Corp.............................................     647,009      69,799,331       0.5%
*   Tech Data Corp..........................................   1,121,386     119,550,961       0.8%
#   Vishay Intertechnology, Inc.............................   3,965,663      78,559,784       0.5%
    Other Securities........................................                 929,762,432       6.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               1,607,232,149      10.8%
                                                                         ---------------      ----
MATERIALS -- (5.8%)
    Carpenter Technology Corp...............................   1,562,755      77,622,041       0.5%
#   Commercial Metals Co....................................   4,138,745      71,558,901       0.5%
    Domtar Corp.............................................   2,239,187     109,496,244       0.7%
#   Element Solutions, Inc..................................   6,470,184      70,266,198       0.5%
    Other Securities........................................                 615,140,300       4.2%
                                                                         ---------------      ----
TOTAL MATERIALS.............................................                 944,083,684       6.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  50,637,912       0.3%
                                                                         ---------------      ----
UTILITIES -- (0.1%)
    Other Securities........................................                  19,829,801       0.1%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              14,716,835,233      98.9%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     455,314       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              14,717,290,547
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 147,568,564     147,568,564       1.0%
                                                                         ---------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE+      OF NET ASSETS++
                                               ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (9.2%)
@(S)  The DFA Short Term Investment Fund...... 129,729,538 $ 1,501,100,488       10.1%
                                                           ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,609,009,387)....................               $16,365,959,599      110.0%
                                                           ===============      =====

As of April 30, 2019, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                                   UNREALIZED
                                                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index.........................................    863     06/21/19  $123,283,544 $127,227,775   $3,944,231
                                                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........................................                      $123,283,544 $127,227,775   $3,944,231
                                                                                       ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Communication Services.......... $   645,018,559             --   --    $   645,018,559
   Consumer Discretionary..........   1,959,464,222 $       22,117   --      1,959,486,339
   Consumer Staples................     571,816,655             --   --        571,816,655
   Energy..........................   1,680,305,807             --   --      1,680,305,807
   Financials......................   4,012,440,010         64,902   --      4,012,504,912
   Health Care.....................     521,098,284             --   --        521,098,284
   Industrials.....................   2,704,821,131             --   --      2,704,821,131
   Information Technology..........   1,607,232,149             --   --      1,607,232,149
   Materials.......................     944,083,684             --   --        944,083,684
   Real Estate.....................      50,637,912             --   --         50,637,912
   Utilities.......................      19,829,801             --   --         19,829,801
Preferred Stocks
   Communication Services..........         455,314             --   --            455,314
Temporary Cash Investments.........     147,568,564             --   --        147,568,564
Securities Lending Collateral......              --  1,501,100,488   --      1,501,100,488
Futures Contracts**................       3,944,231             --   --          3,944,231
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,868,716,323 $1,501,187,507   --    $16,369,903,830
                                    =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                             PERCENTAGE
                                   SHARES       VALUE+     OF NET ASSETS++
                                  --------- -------------- ---------------
COMMON STOCKS -- (93.3%)
COMMUNICATION SERVICES -- (7.3%)
*     Alphabet, Inc., Class A....   120,930 $  144,990,233       0.6%
*     Alphabet, Inc., Class C....   127,904    152,011,346       0.6%
      AT&T, Inc.................. 6,236,737    193,089,377       0.7%
      Comcast Corp., Class A..... 3,810,232    165,859,399       0.6%
*     Facebook, Inc., Class A.... 1,319,884    255,265,566       1.0%
      Verizon Communications,
        Inc...................... 3,574,772    204,441,211       0.8%
      Walt Disney Co. (The)...... 1,447,874    198,315,302       0.8%
      Other Securities...........              720,599,464       2.7%
                                            --------------      ----
TOTAL COMMUNICATION SERVICES.....            2,034,571,898       7.8%
                                            --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
*     Amazon.com, Inc............   325,490    627,062,995       2.4%
      Home Depot, Inc. (The).....   912,692    185,915,360       0.7%
      Lowe's Cos., Inc...........   635,866     71,941,879       0.3%
      McDonald's Corp............   422,272     83,428,279       0.3%
      NIKE, Inc., Class B........   897,617     78,837,701       0.3%
      Starbucks Corp............. 1,064,324     82,676,688       0.3%
      Other Securities...........            2,273,882,859       8.7%
                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....            3,403,745,761      13.0%
                                            --------------      ----
CONSUMER STAPLES -- (5.7%)
      Altria Group, Inc.......... 1,416,780     76,973,657       0.3%
      Coca-Cola Co. (The)........ 2,670,749    131,026,946       0.5%
      Costco Wholesale Corp......   310,004     76,115,282       0.3%
      PepsiCo, Inc............... 1,094,982    140,212,445       0.5%
      Procter & Gamble Co.
        (The).................... 1,330,619    141,684,311       0.6%
      Walmart, Inc...............   987,203    101,523,957       0.4%
      Other Securities...........              921,818,315       3.5%
                                            --------------      ----
TOTAL CONSUMER STAPLES...........            1,589,354,913       6.1%
                                            --------------      ----
ENERGY -- (5.0%)
      Chevron Corp............... 1,385,384    166,329,203       0.7%
      Exxon Mobil Corp........... 2,718,233    218,219,745       0.9%
      Other Securities...........            1,008,783,851       3.7%
                                            --------------      ----
TOTAL ENERGY.....................            1,393,332,799       5.3%
                                            --------------      ----
FINANCIALS -- (13.9%)
      Bank of America Corp....... 5,850,983    178,923,060       0.7%
      Berkshire Hathaway,
*       Inc., Class B............ 1,192,385    258,401,753       1.0%
      Citigroup, Inc............. 1,414,364     99,995,535       0.4%
      JPMorgan Chase & Co........ 2,424,288    281,338,622       1.1%
      Wells Fargo & Co........... 3,242,707    156,979,446       0.6%
      Other Securities...........            2,894,444,054      11.0%
                                            --------------      ----
TOTAL FINANCIALS.................            3,870,082,470      14.8%
                                            --------------      ----
HEALTH CARE -- (10.6%)
      Amgen, Inc.................   522,469     93,689,141       0.4%
      Johnson & Johnson.......... 1,776,597    250,855,496       1.0%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Merck & Co., Inc........................................   1,410,637 $   111,031,238       0.4%
    Pfizer, Inc.............................................   4,127,168     167,604,292       0.7%
    UnitedHealth Group, Inc.................................     526,962     122,819,033       0.5%
    Other Securities........................................               2,186,382,147       8.2%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,932,381,347      11.2%
                                                                         ---------------      ----
INDUSTRIALS -- (12.4%)
    3M Co...................................................     451,022      85,473,179       0.3%
    Boeing Co. (The)........................................     315,877     119,303,584       0.5%
    Honeywell International, Inc............................     490,013      85,080,957       0.3%
    Union Pacific Corp......................................     505,841      89,554,091       0.4%
    United Technologies Corp................................     601,909      85,838,243       0.3%
    Other Securities........................................               2,976,101,483      11.3%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,441,351,537      13.1%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (19.3%)
    Accenture P.L.C., Class A...............................     529,501      96,723,948       0.4%
*   Adobe, Inc..............................................     257,391      74,450,347       0.3%
    Apple, Inc..............................................   3,961,863     795,027,048       3.0%
    Broadcom, Inc...........................................     222,517      70,849,413       0.3%
    Cisco Systems, Inc......................................   2,718,780     152,115,741       0.6%
    Intel Corp..............................................   4,520,919     230,747,706       0.9%
    International Business Machines Corp....................     721,201     101,162,864       0.4%
    Mastercard, Inc., Class A...............................     728,506     185,215,365       0.7%
    Microsoft Corp..........................................   5,151,344     672,765,526       2.6%
    NVIDIA Corp.............................................     393,195      71,168,295       0.3%
    Oracle Corp.............................................   1,546,136      85,547,705       0.3%
    QUALCOMM, Inc...........................................     873,328      75,219,741       0.3%
    Texas Instruments, Inc..................................     769,161      90,630,241       0.4%
#   Visa, Inc., Class A.....................................   1,178,103     193,715,476       0.8%
    Other Securities........................................               2,482,420,903       9.2%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,377,760,319      20.5%
                                                                         ---------------      ----
MATERIALS -- (3.8%)
    Other Securities........................................               1,059,473,926       4.0%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  80,295,080       0.3%
                                                                         ---------------      ----
UTILITIES -- (2.7%)
    Other Securities........................................                 752,397,978       2.9%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              25,934,748,028      99.0%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     400,881       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              25,935,148,909
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 231,478,329     231,478,329       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (5.9%)
@(S) The DFA Short Term Investment Fund...... 141,548,860 $ 1,637,861,856        6.3%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,587,927,834).....................             $27,804,489,094      106.2%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,493    06/21/19  $207,074,757 $220,105,525  $13,030,768
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $207,074,757 $220,105,525  $13,030,768
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,034,571,898             --   --    $ 2,034,571,898
   Consumer Discretionary...............   3,403,744,186 $        1,575   --      3,403,745,761
   Consumer Staples.....................   1,589,354,913             --   --      1,589,354,913
   Energy...............................   1,393,332,799             --   --      1,393,332,799
   Financials...........................   3,870,075,471          6,999   --      3,870,082,470
   Health Care..........................   2,932,381,347             --   --      2,932,381,347
   Industrials..........................   3,441,351,537             --   --      3,441,351,537
   Information Technology...............   5,377,760,319             --   --      5,377,760,319
   Materials............................   1,059,473,926             --   --      1,059,473,926
   Real Estate..........................      80,295,080             --   --         80,295,080
   Utilities............................     752,397,978             --   --        752,397,978
Preferred Stocks
   Communication Services...............         400,881             --   --            400,881
Temporary Cash Investments..............     231,478,329             --   --        231,478,329
Securities Lending Collateral...........              --  1,637,861,856   --      1,637,861,856
Futures Contracts**.....................      13,030,768             --   --         13,030,768
                                         --------------- --------------   --    ---------------
TOTAL................................... $26,179,649,432 $1,637,870,430   --    $27,817,519,862
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                          PERCENTAGE
                                                SHARES       VALUE+     OF NET ASSETS++
                                               --------- -------------- ---------------
COMMON STOCKS -- (92.6%)
COMMUNICATION SERVICES -- (7.3%)
*   Alphabet, Inc., Class A...................    96,783 $  116,038,946       0.4%
*   Alphabet, Inc., Class C...................   102,183    121,442,452       0.5%
    AT&T, Inc................................. 7,446,283    230,536,922       0.9%
*   Charter Communications, Inc., Class A.....   212,965     79,050,478       0.3%
    Comcast Corp., Class A.................... 5,191,520    225,986,866       0.8%
*   Facebook, Inc., Class A...................   937,110    181,237,074       0.7%
    Verizon Communications, Inc............... 3,707,953    212,057,832       0.8%
    Walt Disney Co. (The)..................... 1,676,944    229,691,020       0.8%
    Other Securities..........................              739,583,937       2.6%
                                                         --------------      ----
TOTAL COMMUNICATION SERVICES..................            2,135,625,527       7.8%
                                                         --------------      ----
CONSUMER DISCRETIONARY -- (11.5%)
*   Amazon.com, Inc...........................   222,113    427,905,137       1.6%
    Home Depot, Inc. (The)....................   617,705    125,826,508       0.5%
    Other Securities..........................            2,815,275,609      10.2%
                                                         --------------      ----
TOTAL CONSUMER DISCRETIONARY..................            3,369,007,254      12.3%
                                                         --------------      ----
CONSUMER STAPLES -- (5.4%)
    Coca-Cola Co. (The)....................... 2,183,360    107,115,642       0.4%
    PepsiCo, Inc..............................   787,126    100,791,484       0.4%
    Procter & Gamble Co. (The)................ 1,360,960    144,915,021       0.5%
    Walmart, Inc.............................. 1,069,681    110,005,994       0.4%
    Other Securities..........................            1,104,035,497       4.0%
                                                         --------------      ----
TOTAL CONSUMER STAPLES........................            1,566,863,638       5.7%
                                                         --------------      ----
ENERGY -- (5.4%)
    Chevron Corp.............................. 1,471,514    176,669,971       0.7%
    ConocoPhillips............................ 1,189,748     75,096,894       0.3%
    Exxon Mobil Corp.......................... 3,143,859    252,389,001       0.9%
    Other Securities..........................            1,074,016,938       3.9%
                                                         --------------      ----
TOTAL ENERGY..................................            1,578,172,804       5.8%
                                                         --------------      ----
FINANCIALS -- (15.9%)
    American Express Co.......................   742,133     87,000,252       0.3%
    Bank of America Corp...................... 5,982,585    182,947,449       0.7%
*   Berkshire Hathaway, Inc., Class B......... 1,010,279    218,937,562       0.8%
    Citigroup, Inc............................ 1,515,166    107,122,236       0.4%
    JPMorgan Chase & Co....................... 2,802,537    325,234,419       1.2%
    Wells Fargo & Co.......................... 4,070,914    197,072,947       0.7%
    Other Securities..........................            3,531,592,050      12.9%
                                                         --------------      ----
TOTAL FINANCIALS..............................            4,649,906,915      17.0%
                                                         --------------      ----
HEALTH CARE -- (10.2%)
    Abbott Laboratories.......................   833,213     66,290,426       0.3%
    Amgen, Inc................................   432,973     77,640,718       0.3%
*   Cigna Corp................................   407,290     64,693,944       0.3%
    CVS Health Corp........................... 1,180,741     64,208,696       0.2%
    Gilead Sciences, Inc...................... 1,079,751     70,227,005       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                               SHARES        VALUE+      OF NET ASSETS++
                                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Johnson & Johnson.......................................   1,566,116 $   221,135,579       0.8%
    Merck & Co., Inc........................................   1,242,111      97,766,557       0.4%
    Pfizer, Inc.............................................   5,075,393     206,111,710       0.8%
    UnitedHealth Group, Inc.................................     617,082     143,823,302       0.5%
    Other Securities........................................               1,970,007,659       7.0%
                                                                         ---------------      ----
TOTAL HEALTH CARE...........................................               2,981,905,596      10.9%
                                                                         ---------------      ----
INDUSTRIALS -- (13.3%)
    Boeing Co. (The)........................................     219,736      82,992,090       0.3%
    Caterpillar, Inc........................................     494,234      68,906,104       0.3%
    Delta Air Lines, Inc....................................   1,138,794      66,380,302       0.3%
    Honeywell International, Inc............................     379,638      65,916,546       0.3%
    Union Pacific Corp......................................     618,468     109,493,575       0.4%
    United Technologies Corp................................     736,666     105,055,938       0.4%
    Other Securities........................................               3,393,494,070      12.2%
                                                                         ---------------      ----
TOTAL INDUSTRIALS...........................................               3,892,238,625      14.2%
                                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (17.4%)
    Accenture P.L.C., Class A...............................     364,931      66,661,946       0.3%
    Apple, Inc..............................................   3,339,047     670,046,561       2.5%
    Broadcom, Inc...........................................     244,537      77,860,581       0.3%
    Cisco Systems, Inc......................................   2,865,665     160,333,957       0.6%
    Intel Corp..............................................   5,141,165     262,405,062       1.0%
    International Business Machines Corp....................     681,008      95,524,992       0.4%
    Mastercard, Inc., Class A...............................     495,575     125,994,988       0.5%
*   Micron Technology, Inc..................................   1,627,340      68,445,920       0.3%
    Microsoft Corp..........................................   3,927,281     512,902,899       1.9%
    Oracle Corp.............................................   1,640,590      90,773,845       0.3%
    Texas Instruments, Inc..................................     544,841      64,198,615       0.2%
#   Visa, Inc., Class A.....................................     871,369     143,279,205       0.5%
    Other Securities........................................               2,748,370,098       9.8%
                                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................................               5,086,798,669      18.6%
                                                                         ---------------      ----
MATERIALS -- (4.1%)
    Other Securities........................................               1,208,404,896       4.4%
                                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................................                  95,295,254       0.4%
                                                                         ---------------      ----
UTILITIES -- (1.8%)
    Other Securities........................................                 531,243,667       2.0%
                                                                         ---------------      ----
TOTAL COMMON STOCKS.........................................              27,095,462,845      99.1%
                                                                         ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..........................................                     621,427       0.0%
                                                                         ---------------      ----
TOTAL INVESTMENT SECURITIES.................................              27,096,084,272
                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
    State Street Institutional U.S. Government Money Market
      Fund, 2.370%.......................................... 242,131,326     242,131,326       0.9%
                                                                         ---------------      ----

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE+      OF NET ASSETS++
                                              ----------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S) The DFA Short Term Investment Fund...... 165,055,589 $ 1,909,858,226        7.0%
                                                          ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $19,538,810,825).....................             $29,248,073,824      107.0%
                                                          ===============      =====

As of April 30, 2019, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index................   1,585    06/21/19  $219,947,481 $233,668,625  $13,721,144
                                                              ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.................                      $219,947,481 $233,668,625  $13,721,144
                                                              ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                         --------------- -------------- ------- ---------------
Common Stocks
   Communication Services............... $ 2,135,625,527             --   --    $ 2,135,625,527
   Consumer Discretionary...............   3,369,002,954 $        4,300   --      3,369,007,254
   Consumer Staples.....................   1,566,863,638             --   --      1,566,863,638
   Energy...............................   1,578,172,804             --   --      1,578,172,804
   Financials...........................   4,649,895,180         11,735   --      4,649,906,915
   Health Care..........................   2,981,904,246          1,350   --      2,981,905,596
   Industrials..........................   3,892,085,125        153,500   --      3,892,238,625
   Information Technology...............   5,086,785,768         12,901   --      5,086,798,669
   Materials............................   1,208,404,896             --   --      1,208,404,896
   Real Estate..........................      95,295,254             --   --         95,295,254
   Utilities............................     531,243,667             --   --        531,243,667
Preferred Stocks
   Communication Services...............         621,427             --   --            621,427
Temporary Cash Investments..............     242,131,326             --   --        242,131,326
Securities Lending Collateral...........              --  1,909,858,226   --      1,909,858,226
Futures Contracts**.....................      13,721,144             --   --         13,721,144
                                         --------------- --------------   --    ---------------
TOTAL................................... $27,351,752,956 $1,910,042,012   --    $29,261,794,968
                                         =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                PERCENTAGE
                                                        SHARES      VALUE+    OF NET ASSETS++
                                                       --------- ------------ ---------------
COMMON STOCKS -- (91.8%)
COMMUNICATION SERVICES -- (6.1%)
*   Alphabet, Inc., Class A...........................    10,540 $ 12,637,038       0.3%
*   Alphabet, Inc., Class C...........................    11,067   13,152,908       0.3%
    AT&T, Inc......................................... 1,478,073   45,761,140       1.0%
*   Charter Communications, Inc., Class A.............    22,828    8,473,525       0.2%
    Comcast Corp., Class A............................   487,867   21,236,851       0.5%
    Nexstar Media Group, Inc., Class A................    74,085    8,671,649       0.2%
    Verizon Communications, Inc.......................   270,126   15,448,506       0.3%
    Walt Disney Co. (The).............................   154,596   21,175,014       0.5%
    Other Securities..................................            167,033,313       3.3%
                                                                 ------------      ----
TOTAL COMMUNICATION SERVICES..........................            313,589,944       6.6%
                                                                 ------------      ----
CONSUMER DISCRETIONARY -- (10.4%)
    Ford Motor Co.....................................   816,906    8,536,668       0.2%
    General Motors Co.................................   390,610   15,214,259       0.3%
    Lennar Corp., Class A.............................   148,783    7,741,179       0.2%
    PulteGroup, Inc...................................   244,585    7,694,644       0.2%
    Other Securities..................................            493,505,851      10.4%
                                                                 ------------      ----
TOTAL CONSUMER DISCRETIONARY..........................            532,692,601      11.3%
                                                                 ------------      ----
CONSUMER STAPLES -- (3.6%)
    Procter & Gamble Co. (The)........................   116,144   12,367,013       0.3%
    Walmart, Inc......................................    76,857    7,903,974       0.2%
    Other Securities..................................            162,670,396       3.4%
                                                                 ------------      ----
TOTAL CONSUMER STAPLES................................            182,941,383       3.9%
                                                                 ------------      ----
ENERGY -- (6.2%)
    Chevron Corp......................................   219,265   26,324,956       0.6%
    Exxon Mobil Corp..................................   365,812   29,367,387       0.6%
    HollyFrontier Corp................................   177,176    8,456,610       0.2%
    Valero Energy Corp................................    89,358    8,101,196       0.2%
    Other Securities..................................            242,579,953       5.1%
                                                                 ------------      ----
TOTAL ENERGY..........................................            314,830,102       6.7%
                                                                 ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc...............................   297,038    8,824,999       0.2%
    American Express Co...............................    71,837    8,421,452       0.2%
    Bank of America Corp..............................   851,074   26,025,843       0.6%
*   Berkshire Hathaway, Inc., Class B.................   118,517   25,683,819       0.6%
    Citigroup, Inc....................................   258,480   18,274,536       0.4%
    Fifth Third Bancorp...............................   342,882    9,881,859       0.2%
    First American Financial Corp.....................   149,802    8,547,702       0.2%
    Goldman Sachs Group, Inc. (The)...................    44,550    9,173,736       0.2%
    Hartford Financial Services Group, Inc. (The).....   171,851    8,989,526       0.2%
    JPMorgan Chase & Co...............................   455,329   52,840,930       1.1%
#   Kemper Corp.......................................   101,589    9,130,819       0.2%
    Morgan Stanley....................................   171,784    8,288,578       0.2%
    Principal Financial Group, Inc....................   157,281    8,990,182       0.2%
    Regions Financial Corp............................   513,764    7,978,755       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                            PERCENTAGE
                                   SHARES      VALUE+     OF NET ASSETS++
                                   ------- -------------- ---------------
FINANCIALS -- (Continued)
    Sterling Bancorp.............. 360,233 $    7,716,191       0.2%
    Wells Fargo & Co.............. 538,528     26,070,140       0.6%
    Other Securities..............            914,519,759      19.0%
                                           --------------      ----
TOTAL FINANCIALS..................          1,159,358,826      24.5%
                                           --------------      ----
HEALTH CARE -- (7.8%)
    Abbott Laboratories........... 118,077      9,394,206       0.2%
    Johnson & Johnson.............  93,489     13,200,647       0.3%
    Merck & Co., Inc.............. 149,737     11,785,799       0.3%
    Pfizer, Inc................... 375,679     15,256,324       0.3%
    UnitedHealth Group, Inc.......  51,083     11,905,915       0.3%
    Other Securities..............            338,306,285       7.0%
                                           --------------      ----
TOTAL HEALTH CARE.................            399,849,176       8.4%
                                           --------------      ----
INDUSTRIALS -- (15.0%)
    Norfolk Southern Corp.........  41,621      8,491,516       0.2%
    Quanta Services, Inc.......... 202,897      8,237,618       0.2%
    United Technologies Corp......  67,283      9,595,229       0.2%
    Other Securities..............            740,750,508      15.6%
                                           --------------      ----
TOTAL INDUSTRIALS.................            767,074,871      16.2%
                                           --------------      ----
INFORMATION TECHNOLOGY -- (13.8%)
    Apple, Inc.................... 285,245     57,240,114       1.2%
    Cisco Systems, Inc............ 237,876     13,309,162       0.3%
    Intel Corp.................... 578,019     29,502,090       0.6%
    Jabil, Inc.................... 256,371      7,744,968       0.2%
*   Micron Technology, Inc........ 295,915     12,446,185       0.3%
    Microsoft Corp................ 278,222     36,335,793       0.8%
    Oracle Corp................... 141,867      7,849,501       0.2%
    Other Securities..............            539,429,992      11.3%
                                           --------------      ----
TOTAL INFORMATION TECHNOLOGY......            703,857,805      14.9%
                                           --------------      ----
MATERIALS -- (4.6%)
    Reliance Steel & Aluminum Co..  86,542      7,958,402       0.2%
    Other Securities..............            229,933,377       4.8%
                                           --------------      ----
TOTAL MATERIALS...................            237,891,779       5.0%
                                           --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities..............             24,490,375       0.5%
                                           --------------      ----
UTILITIES -- (1.1%)
    Other Securities..............             54,066,878       1.1%
                                           --------------      ----
TOTAL COMMON STOCKS...............          4,690,643,740      99.1%
                                           --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security................                386,634       0.0%
                                           --------------      ----
TOTAL INVESTMENT SECURITIES.......          4,691,030,374
                                           --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                        PERCENTAGE
                                                                              SHARES       VALUE+     OF NET ASSETS++
                                                                            ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   State Street Institutional U.S. Government Money Market Fund, 2.370%.... 41,200,704 $   41,200,704        0.9%
SECURITIES LENDING COLLATERAL -- (7.4%)
@(S) The DFA Short Term Investment Fund.................................... 32,802,784    379,561,018        8.0%
                                                                                       --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,496,509,569)....................................................            $5,111,792,096      108.0%
                                                                                       ==============      =====

As of April 30, 2019, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........    260     06/21/19  $36,146,000 $38,330,500   $2,184,500
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $36,146,000 $38,330,500   $2,184,500
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  313,589,944           --   --    $  313,589,944
   Consumer Discretionary...............    532,691,079 $      1,522   --       532,692,601
   Consumer Staples.....................    182,941,383           --   --       182,941,383
   Energy...............................    314,830,102           --   --       314,830,102
   Financials...........................  1,159,354,068        4,758   --     1,159,358,826
   Health Care..........................    399,849,176           --   --       399,849,176
   Industrials..........................    767,074,871           --   --       767,074,871
   Information Technology...............    703,857,805           --   --       703,857,805
   Materials............................    237,891,779           --   --       237,891,779
   Real Estate..........................     24,490,375           --   --        24,490,375
   Utilities............................     54,066,878           --   --        54,066,878
Preferred Stocks
   Communication Services...............        386,634           --   --           386,634
Temporary Cash Investments..............     41,200,704           --   --        41,200,704
Securities Lending Collateral...........             --  379,561,018   --       379,561,018
Futures Contracts**.....................      2,184,500           --   --         2,184,500
                                         -------------- ------------   --    --------------
TOTAL................................... $4,734,409,298 $379,567,298   --    $5,113,976,596
                                         ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS++
                                             --------- -------------- ---------------
COMMON STOCKS -- (85.9%)
COMMUNICATION SERVICES -- (3.5%)
#   Nexstar Media Group, Inc., Class A......   460,746 $   53,930,319       0.3%
*   Zynga, Inc., Class A.................... 8,817,621     49,907,735       0.3%
    Other Securities........................              625,619,953       3.4%
                                                       --------------      ----
TOTAL COMMUNICATION SERVICES................              729,458,007       4.0%
                                                       --------------      ----
CONSUMER DISCRETIONARY -- (12.6%)
    Aaron's, Inc............................   727,525     40,515,867       0.2%
#   American Eagle Outfitters, Inc.......... 1,887,209     44,877,830       0.3%
*   Deckers Outdoor Corp....................   504,842     79,871,053       0.5%
*   Helen of Troy, Ltd......................   324,067     46,665,648       0.3%
#   Marriott Vacations Worldwide Corp.......   410,789     43,391,642       0.2%
#*  Planet Fitness, Inc., Class A...........   530,292     40,143,104       0.2%
    Wolverine World Wide, Inc............... 1,157,045     42,590,827       0.2%
    Other Securities........................            2,294,880,089      12.7%
                                                       --------------      ----
TOTAL CONSUMER DISCRETIONARY................            2,632,936,060      14.6%
                                                       --------------      ----
CONSUMER STAPLES -- (3.8%)
*   Darling Ingredients, Inc................ 1,790,986     39,061,405       0.2%
#   Sanderson Farms, Inc....................   317,453     48,135,398       0.3%
#*  TreeHouse Foods, Inc....................   552,881     37,031,969       0.2%
    Other Securities........................              658,138,026       3.6%
                                                       --------------      ----
TOTAL CONSUMER STAPLES......................              782,366,798       4.3%
                                                       --------------      ----
ENERGY -- (4.7%)
#*  Oceaneering International, Inc.......... 2,063,021     39,610,003       0.2%
    Other Securities........................              938,698,607       5.2%
                                                       --------------      ----
TOTAL ENERGY................................              978,308,610       5.4%
                                                       --------------      ----
FINANCIALS -- (16.9%)
#   BancorpSouth Bank....................... 1,522,695     46,411,744       0.3%
#   Cathay General Bancorp.................. 1,469,974     54,080,343       0.3%
    Columbia Banking System, Inc............ 1,046,459     39,284,071       0.2%
#   Community Bank System, Inc..............   620,520     41,239,759       0.2%
    FirstCash, Inc..........................   625,879     61,135,861       0.3%
#   Fulton Financial Corp................... 2,086,869     35,998,490       0.2%
#   Glacier Bancorp, Inc....................   932,686     39,723,097       0.2%
*   Green Dot Corp., Class A................   572,524     36,509,855       0.2%
#   Kemper Corp.............................   522,796     46,988,904       0.3%
#*  LendingTree, Inc........................   111,496     42,905,891       0.2%
#   RLI Corp................................   474,546     38,594,826       0.2%
#   Selective Insurance Group, Inc..........   763,279     54,429,425       0.3%
    TCF Financial Corp...................... 2,107,424     46,637,293       0.3%
    Other Securities........................            2,933,178,552      16.3%
                                                       --------------      ----
TOTAL FINANCIALS............................            3,517,118,111      19.5%
                                                       --------------      ----
HEALTH CARE -- (7.5%)
*   Amedisys, Inc...........................   364,629     46,606,879       0.3%
*   Horizon Pharma P.L.C.................... 2,283,701     58,302,887       0.3%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                                               SHARES       VALUE+      OF NET ASSETS++
                                              --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  LHC Group, Inc...........................   374,532 $    41,614,251       0.2%
    Other Securities.........................             1,417,528,653       7.9%
                                                        ---------------      ----
TOTAL HEALTH CARE............................             1,564,052,670       8.7%
                                                        ---------------      ----
INDUSTRIALS -- (16.8%)
    Armstrong World Industries, Inc..........   528,717      45,823,902       0.3%
#*  Chart Industries, Inc....................   487,187      43,003,996       0.2%
*   Clean Harbors, Inc.......................   518,261      39,387,836       0.2%
#   MSA Safety, Inc..........................   350,718      38,547,415       0.2%
    Regal Beloit Corp........................   469,890      39,978,241       0.2%
#*  Spirit Airlines, Inc.....................   748,626      40,710,282       0.2%
    Terex Corp............................... 1,116,268      37,205,212       0.2%
    Tetra Tech, Inc..........................   660,168      42,726,073       0.2%
#*  Trex Co., Inc............................   555,448      38,475,883       0.2%
    Other Securities.........................             3,134,941,804      17.5%
                                                        ---------------      ----
TOTAL INDUSTRIALS............................             3,500,800,644      19.4%
                                                        ---------------      ----
INFORMATION TECHNOLOGY -- (12.1%)
*   ACI Worldwide, Inc....................... 1,171,716      41,619,352       0.2%
#   Cabot Microelectronics Corp..............   328,904      41,524,130       0.2%
#*  Cree, Inc................................   834,593      55,158,251       0.3%
    KBR, Inc................................. 1,714,360      38,093,079       0.2%
#*  LiveRamp Holdings, Inc...................   764,293      44,581,211       0.3%
#*  Manhattan Associates, Inc................   575,072      38,788,606       0.2%
#   Science Applications International Corp..   518,425      38,855,954       0.2%
*   Semtech Corp.............................   674,047      36,310,912       0.2%
*   Silicon Laboratories, Inc................   353,830      38,093,338       0.2%
*   Tech Data Corp...........................   393,553      41,956,685       0.2%
    Other Securities.........................             2,105,537,189      11.7%
                                                        ---------------      ----
TOTAL INFORMATION TECHNOLOGY.................             2,520,518,707      13.9%
                                                        ---------------      ----
MATERIALS -- (4.4%)
    Domtar Corp..............................   757,834      37,058,083       0.2%
    Other Securities.........................               880,591,188       4.9%
                                                        ---------------      ----
TOTAL MATERIALS..............................               917,649,271       5.1%
                                                        ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.........................               122,353,039       0.7%
                                                        ---------------      ----
UTILITIES -- (3.0%)
    Spire, Inc...............................   447,695      37,691,442       0.2%
    Other Securities.........................               587,410,645       3.3%
                                                        ---------------      ----
TOTAL UTILITIES..............................               625,102,087       3.5%
                                                        ---------------      ----
TOTAL COMMON STOCKS..........................            17,890,664,004      99.1%
                                                        ---------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security...........................                 1,862,140       0.0%
                                                        ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE+      OF NET ASSETS++
                                                         ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................             $           341        0.0%
                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES.............................              17,892,526,485
                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government
        Money Market Fund, 2.370%....................... 164,503,671     164,503,671        0.9%
                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (13.3%)
@(S)  The DFA Short Term Investment Fund................ 240,269,928   2,780,163,333       15.4%
                                                                     ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,850,786,859)..............................               $20,837,193,489      115.4%
                                                                     ===============      =====

As of April 30, 2019, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index........   1,102    06/21/19  $153,579,006 $162,462,350   $8,883,344
                                                      ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.........                      $153,579,006 $162,462,350   $8,883,344
                                                      ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
   Communication Services....... $   729,458,007             --   --    $   729,458,007
   Consumer Discretionary.......   2,632,923,011 $       13,049   --      2,632,936,060
   Consumer Staples.............     782,366,798             --   --        782,366,798
   Energy.......................     978,308,610             --   --        978,308,610
   Financials...................   3,517,091,407         26,704   --      3,517,118,111
   Health Care..................   1,564,048,717          3,953   --      1,564,052,670
   Industrials..................   3,500,647,144        153,500   --      3,500,800,644
   Information Technology.......   2,520,486,839         31,868   --      2,520,518,707
   Materials....................     917,649,271             --   --        917,649,271
   Real Estate..................     122,353,039             --   --        122,353,039
   Utilities....................     625,102,087             --   --        625,102,087
Preferred Stocks
   Communication Services.......       1,862,140             --   --          1,862,140
Rights/Warrants
   Consumer Discretionary.......              --            341   --                341
Temporary Cash Investments......     164,503,671             --   --        164,503,671
Securities Lending Collateral...              --  2,780,163,333   --      2,780,163,333
Futures Contracts**.............       8,883,344             --   --          8,883,344
                                 --------------- --------------   --    ---------------
TOTAL........................... $18,065,684,085 $2,780,392,748   --    $20,846,076,833
                                 =============== ==============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
COMMON STOCKS -- (88.4%)
COMMUNICATION SERVICES -- (3.0%)
    Shenandoah Telecommunications Co..   449,832 $   18,591,557       0.3%
    Other Securities..................              201,606,064       3.0%
                                                 --------------      ----
TOTAL COMMUNICATION SERVICES..........              220,197,621       3.3%
                                                 --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
#   Abercrombie & Fitch Co., Class A..   554,004     16,559,180       0.3%
    Callaway Golf Co.................. 1,105,362     19,410,157       0.3%
*   Fox Factory Holding Corp..........   238,594     18,514,894       0.3%
*   Gentherm, Inc.....................   398,697     16,888,805       0.3%
    La-Z-Boy, Inc.....................   558,862     18,330,674       0.3%
    Other Securities..................              780,669,454      11.6%
                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY..........              870,373,164      13.1%
                                                 --------------      ----
CONSUMER STAPLES -- (3.4%)
#   Calavo Growers, Inc...............   186,692     17,886,961       0.3%
#   Coca-Cola Consolidated, Inc.......    72,733     23,640,407       0.4%
    Inter Parfums, Inc................   301,212     21,834,858       0.3%
    Medifast, Inc.....................   129,943     19,061,339       0.3%
#   MGP Ingredients, Inc..............   188,068     16,525,535       0.3%
    Other Securities..................              153,603,057       2.2%
                                                 --------------      ----
TOTAL CONSUMER STAPLES................              252,552,157       3.8%
                                                 --------------      ----
ENERGY -- (5.7%)
#   US Silica Holdings, Inc........... 1,105,810     17,493,914       0.3%
    Other Securities..................              410,216,321       6.1%
                                                 --------------      ----
TOTAL ENERGY..........................              427,710,235       6.4%
                                                 --------------      ----
FINANCIALS -- (19.1%)
    First BanCorp..................... 1,728,154     19,528,140       0.3%
*   NMI Holdings, Inc., Class A.......   763,913     21,450,677       0.3%
    Safety Insurance Group, Inc.......   179,085     16,640,578       0.3%
    Walker & Dunlop, Inc..............   339,012     18,628,709       0.3%
#*  World Acceptance Corp.............   128,175     16,661,468       0.3%
    WSFS Financial Corp...............   401,598     17,341,002       0.3%
    Other Securities..................            1,309,096,750      19.6%
                                                 --------------      ----
TOTAL FINANCIALS......................            1,419,347,324      21.4%
                                                 --------------      ----
HEALTH CARE -- (9.1%)
    Atrion Corp.......................    20,115     17,701,200       0.3%
#*  BioTelemetry, Inc.................   301,832     16,419,661       0.3%
    CONMED Corp.......................   271,422     21,721,903       0.3%
*   CorVel Corp.......................   262,182     18,824,668       0.3%
    Ensign Group, Inc. (The)..........   505,197     26,027,749       0.4%
#   US Physical Therapy, Inc..........   143,514     16,717,946       0.3%
    Other Securities..................              557,059,173       8.3%
                                                 --------------      ----
TOTAL HEALTH CARE.....................              674,472,300      10.2%
                                                 --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                              PERCENTAGE
                                     SHARES      VALUE+     OF NET ASSETS++
                                     ------- -------------- ---------------
INDUSTRIALS -- (17.5%)
#   AAON, Inc....................... 421,106 $   21,143,732       0.3%
#*  Aerovironment, Inc.............. 243,472     16,692,440       0.3%
    Albany International Corp.,
      Class A....................... 251,985     18,639,330       0.3%
*   Casella Waste Systems, Inc.,
      Class A....................... 462,261     17,251,580       0.3%
#*  Chart Industries, Inc........... 288,629     25,477,282       0.4%
    Comfort Systems USA, Inc........ 378,197     20,460,458       0.3%
    Exponent, Inc................... 333,717     18,895,057       0.3%
    Federal Signal Corp............. 671,262     19,312,208       0.3%
    Forward Air Corp................ 306,722     19,421,637       0.3%
    Kaman Corp...................... 281,442     17,424,074       0.3%
*   Mercury Systems, Inc............ 241,492     17,633,746       0.3%
*   Meritor, Inc.................... 757,605     18,379,497       0.3%
    Other Securities................          1,074,662,459      16.0%
                                             --------------      ----
TOTAL INDUSTRIALS...................          1,305,393,500      19.7%
                                             --------------      ----
INFORMATION TECHNOLOGY -- (12.0%)
#   Badger Meter, Inc............... 332,787     18,463,023       0.3%
    Brooks Automation, Inc.......... 491,358     18,430,839       0.3%
*   Fabrinet........................ 394,515     23,876,048       0.4%
#*  Finisar Corp.................... 846,065     20,398,627       0.3%
*   Insight Enterprises, Inc........ 311,814     17,642,436       0.3%
*   Knowles Corp.................... 870,371     16,432,604       0.3%
#*  OSI Systems, Inc................ 216,976     19,556,047       0.3%
    Progress Software Corp.......... 389,221     17,752,370       0.3%
*   Virtusa Corp.................... 358,465     19,912,731       0.3%
    Other Securities................            720,962,821      10.7%
                                             --------------      ----
TOTAL INFORMATION TECHNOLOGY........            893,427,546      13.5%
                                             --------------      ----
MATERIALS -- (3.9%)
    Innospec, Inc................... 254,933     21,623,417       0.3%
    Kaiser Aluminum Corp............ 167,047     16,437,425       0.3%
    Other Securities................            248,951,588       3.7%
                                             --------------      ----
TOTAL MATERIALS.....................            287,012,430       4.3%
                                             --------------      ----
REAL ESTATE -- (1.0%)
    HFF, Inc., Class A.............. 425,510     20,250,021       0.3%
    Other Securities................             55,312,548       0.8%
                                             --------------      ----
TOTAL REAL ESTATE...................             75,562,569       1.1%
                                             --------------      ----
UTILITIES -- (2.0%)
#   American States Water Co........ 267,077     19,007,870       0.3%
#   California Water Service Group.. 430,087     21,672,084       0.3%
    Other Securities................            110,510,164       1.7%
                                             --------------      ----
TOTAL UTILITIES.....................            151,190,118       2.3%
                                             --------------      ----
TOTAL COMMON STOCKS.................          6,577,238,964      99.1%
                                             --------------      ----
PREFERRED STOCKS -- (0.0%)
COMMUNICATION SERVICES -- (0.0%)
    Other Security..................                700,716       0.0%
                                             --------------      ----

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Security..........................            $          508        0.0%
                                                          --------------      -----
TOTAL INVESTMENT SECURITIES...................             6,577,940,188
                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S.
        Government Money Market Fund, 2.370%.. 61,419,797     61,419,797        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (10.7%)
@(S)  The DFA Short Term Investment Fund...... 68,932,306    797,615,708       12.0%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,386,435,950).......................            $7,436,975,693      112.0%
                                                          ==============      =====

As of April 30, 2019, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    393     06/21/19  $54,507,873 $57,938,025   $3,430,152
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $54,507,873 $57,938,025   $3,430,152
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  220,197,621           --   --    $  220,197,621
   Consumer Discretionary.......    870,361,685 $     11,479   --       870,373,164
   Consumer Staples.............    252,552,157           --   --       252,552,157
   Energy.......................    427,710,235           --   --       427,710,235
   Financials...................  1,419,326,073       21,251   --     1,419,347,324
   Health Care..................    674,472,300           --   --       674,472,300
   Industrials..................  1,305,393,500           --   --     1,305,393,500
   Information Technology.......    893,411,499       16,047   --       893,427,546
   Materials....................    287,012,430           --   --       287,012,430
   Real Estate..................     75,562,569           --   --        75,562,569
   Utilities....................    151,190,118           --   --       151,190,118
Preferred Stocks
   Communication Services.......        700,716           --   --           700,716
Rights/Warrants
   Consumer Discretionary.......             --          508   --               508
Temporary Cash Investments......     61,419,797           --   --        61,419,797
Securities Lending Collateral...             --  797,615,708   --       797,615,708
Futures Contracts**.............      3,430,152           --   --         3,430,152
                                 -------------- ------------   --    --------------
TOTAL........................... $6,642,740,852 $797,664,993   --    $7,440,405,845
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                            PERCENTAGE
                                     SHARES     VALUE+    OF NET ASSETS++
                                     ------- ------------ ---------------
COMMON STOCKS -- (98.4%)
COMMUNICATION SERVICES -- (6.0%)
    Comcast Corp., Class A.......... 207,454 $  9,030,472       0.8%
    Verizon Communications, Inc..... 732,708   41,903,570       3.6%
    Other Securities................           18,828,072       1.6%
                                             ------------      ----
TOTAL COMMUNICATION SERVICES........           69,762,114       6.0%
                                             ------------      ----
CONSUMER DISCRETIONARY -- (17.8%)
*   Amazon.com, Inc.................  22,905   44,126,941       3.8%
*   Booking Holdings, Inc...........   5,646   10,473,274       0.9%
    General Motors Co............... 170,415    6,637,664       0.6%
    Home Depot, Inc. (The).......... 125,512   25,566,794       2.2%
    Lowe's Cos., Inc................  96,419   10,908,846       0.9%
    NIKE, Inc., Class B............. 155,829   13,686,461       1.2%
    Starbucks Corp.................. 127,762    9,924,552       0.9%
    TJX Cos., Inc. (The)............ 141,074    7,742,141       0.7%
    Other Securities................           79,827,387       6.8%
                                             ------------      ----
TOTAL CONSUMER DISCRETIONARY........          208,894,060      18.0%
                                             ------------      ----
CONSUMER STAPLES -- (9.3%)
    Altria Group, Inc............... 285,640   15,518,821       1.3%
    Coca-Cola Co. (The)............. 402,471   19,745,227       1.7%
    Costco Wholesale Corp...........  54,131   13,290,785       1.2%
    PepsiCo, Inc.................... 181,767   23,275,264       2.0%
    Walmart, Inc....................  69,502    7,147,586       0.6%
    Other Securities................           30,315,737       2.6%
                                             ------------      ----
TOTAL CONSUMER STAPLES..............          109,293,420       9.4%
                                             ------------      ----
ENERGY -- (2.0%)
    ConocoPhillips.................. 122,749    7,747,917       0.7%
    Other Securities................           15,621,602       1.3%
                                             ------------      ----
TOTAL ENERGY........................           23,369,519       2.0%
                                             ------------      ----
FINANCIALS -- (3.7%)
    American Express Co.............  97,128   11,386,316       1.0%
    Other Securities................           32,230,522       2.8%
                                             ------------      ----
TOTAL FINANCIALS....................           43,616,838       3.8%
                                             ------------      ----
HEALTH CARE -- (9.2%)
    AbbVie, Inc.....................  80,446    6,386,608       0.6%
    Amgen, Inc......................  93,489   16,764,447       1.5%
*   Biogen, Inc.....................  27,369    6,274,070       0.5%
*   Celgene Corp....................  73,557    6,962,906       0.6%
    Eli Lilly & Co..................  95,261   11,149,347       1.0%
    Gilead Sciences, Inc............ 182,157   11,847,491       1.0%
    Johnson & Johnson...............  68,418    9,660,622       0.8%
    Merck & Co., Inc................ 226,437   17,822,856       1.5%
    Other Securities................           20,577,770       1.8%
                                             ------------      ----
TOTAL HEALTH CARE...................          107,446,117       9.3%
                                             ------------      ----

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
INDUSTRIALS -- (17.5%)
      3M Co...........................    76,750 $   14,544,892        1.3%
      Boeing Co. (The)................    41,230     15,572,159        1.3%
      Caterpillar, Inc................    93,447     13,028,381        1.1%
      Deere & Co......................    46,325      7,672,810        0.7%
      Honeywell International, Inc....    90,936     15,789,218        1.4%
      Lockheed Martin Corp............    25,181      8,393,583        0.7%
      Northrop Grumman Corp...........    21,045      6,101,156        0.5%
      Union Pacific Corp..............   107,236     18,985,061        1.6%
      United Parcel Service, Inc.,
        Class B.......................    70,880      7,528,874        0.7%
      Waste Management, Inc...........    57,467      6,168,508        0.5%
      Other Securities................               91,768,030        7.9%
                                                 --------------      -----
TOTAL INDUSTRIALS.....................              205,552,672       17.7%
                                                 --------------      -----
INFORMATION TECHNOLOGY -- (29.9%)
      Accenture P.L.C., Class A.......    89,904     16,422,764        1.4%
      Apple, Inc......................   213,682     42,879,567        3.7%
      Applied Materials, Inc..........   138,054      6,084,040        0.5%
      Automatic Data Processing, Inc..    51,086      8,398,028        0.7%
      Intel Corp......................   217,957     11,124,525        1.0%
      International Business Machines
        Corp..........................   145,047     20,345,743        1.8%
      Intuit, Inc.....................    26,493      6,651,333        0.6%
      Mastercard, Inc., Class A.......   103,339     26,272,907        2.3%
*     Micron Technology, Inc..........   170,453      7,169,253        0.6%
      Microsoft Corp..................   354,106     46,246,244        4.0%
      NVIDIA Corp.....................    51,136      9,255,616        0.8%
      Oracle Corp.....................   390,543     21,608,744        1.9%
      QUALCOMM, Inc...................   119,601     10,301,234        0.9%
      Texas Instruments, Inc..........   122,062     14,382,565        1.2%
      Visa, Inc., Class A.............   199,744     32,843,906        2.8%
      Other Securities................               70,796,432        6.1%
                                                 --------------      -----
TOTAL INFORMATION TECHNOLOGY..........              350,782,901       30.3%
                                                 --------------      -----
MATERIALS -- (2.9%)
      Other Securities................               34,147,383        3.0%
                                                 --------------      -----
UTILITIES -- (0.1%)
      Other Security..................                  478,437        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS...................            1,153,343,461       99.5%
                                                 --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S.
        Government Money Market Fund,
        2.370%........................ 7,126,990      7,126,990        0.6%
                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment
        Fund.......................... 1,001,149     11,584,296        1.0%
                                                 --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,056,774,833)...............           $1,172,054,747      101.1%
                                                 ==============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                         -------------- ----------- ------- --------------
Common Stocks
   Communication Services............... $   69,762,114          --   --    $   69,762,114
   Consumer Discretionary...............    208,894,060          --   --       208,894,060
   Consumer Staples.....................    109,293,420          --   --       109,293,420
   Energy...............................     23,369,519          --   --        23,369,519
   Financials...........................     43,616,838          --   --        43,616,838
   Health Care..........................    107,446,117          --   --       107,446,117
   Industrials..........................    205,552,672          --   --       205,552,672
   Information Technology...............    350,782,901          --   --       350,782,901
   Materials............................     34,147,383          --   --        34,147,383
   Utilities............................        478,437          --   --           478,437
Temporary Cash Investments..............      7,126,990          --   --         7,126,990
Securities Lending Collateral...........             -- $11,584,296   --        11,584,296
                                         -------------- -----------   --    --------------
TOTAL................................... $1,160,470,451 $11,584,296   --    $1,172,054,747
                                         ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS++
                                       --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
REAL ESTATE -- (96.0%)
    Alexandria Real Estate Equities,
      Inc.............................   972,171 $138,427,429       1.5%
    American Campus Communities, Inc.. 1,214,231   57,311,703       0.6%
    American Homes 4 Rent, Class A.... 2,377,832   57,020,411       0.6%
    American Tower Corp............... 3,898,135  761,305,765       8.0%
    Apartment Investment & Management
      Co., Class A.................... 1,359,864   67,122,887       0.7%
    AvalonBay Communities, Inc........ 1,227,275  246,596,366       2.6%
    Boston Properties, Inc............ 1,374,080  189,100,890       2.0%
    Camden Property Trust.............   829,894   83,528,831       0.9%
    Crown Castle International Corp... 3,656,867  459,960,731       4.9%
    CubeSmart......................... 1,649,253   52,627,663       0.6%
#   CyrusOne, Inc.....................   912,567   50,820,856       0.5%
#   Digital Realty Trust, Inc......... 1,823,385  214,630,648       2.3%
    Douglas Emmett, Inc............... 1,429,147   58,866,565       0.6%
    Duke Realty Corp.................. 3,156,127   98,218,672       1.0%
#   EPR Properties....................   658,068   51,895,242       0.5%
    Equinix, Inc......................   736,041  334,677,843       3.5%
    Equity LifeStyle Properties, Inc..   756,993   88,341,083       0.9%
    Equity Residential................ 3,275,457  250,310,424       2.6%
    Essex Property Trust, Inc.........   586,560  165,703,200       1.7%
    Extra Space Storage, Inc.......... 1,135,236  117,712,621       1.2%
    Federal Realty Investment Trust...   650,812   87,111,186       0.9%
    Gaming and Leisure Properties,
      Inc............................. 1,817,447   73,388,510       0.8%
#   HCP, Inc.......................... 4,208,980  125,343,424       1.3%
    Host Hotels & Resorts, Inc........ 6,595,002  126,887,838       1.3%
#   Invitation Homes, Inc............. 2,899,871   72,090,793       0.8%
#   Iron Mountain, Inc................ 2,396,121   77,826,010       0.8%
#   Kilroy Realty Corp................   912,637   70,190,912       0.7%
#   Kimco Realty Corp................. 3,730,315   64,870,178       0.7%
#   Lamar Advertising Co., Class A....   753,369   62,281,015       0.7%
    Liberty Property Trust............ 1,308,853   64,971,463       0.7%
#   Medical Properties Trust, Inc..... 3,282,123   57,305,868       0.6%
    Mid-America Apartment
      Communities, Inc................ 1,022,014  111,818,552       1.2%
    National Retail Properties, Inc... 1,426,336   75,053,800       0.8%
#   Omega Healthcare Investors, Inc... 1,773,132   62,751,141       0.7%
#   Park Hotels & Resorts, Inc........ 1,812,783   58,154,079       0.6%
    Prologis, Inc..................... 5,576,702  427,565,742       4.5%
    Public Storage.................... 1,383,304  305,959,179       3.2%
    Realty Income Corp................ 2,643,115  185,044,481       2.0%
    Regency Centers Corp.............. 1,373,557   92,261,824       1.0%
*   SBA Communications Corp........... 1,010,698  205,909,504       2.2%
    Simon Property Group, Inc......... 2,743,583  476,560,367       5.0%
    SL Green Realty Corp..............   750,935   66,337,598       0.7%
    STORE Capital Corp................ 1,729,189   57,616,577       0.6%
    Sun Communities, Inc..............   742,323   91,365,115       1.0%
    UDR, Inc.......................... 2,460,402  110,595,070       1.2%
    Ventas, Inc....................... 3,142,226  192,021,431       2.0%
    VEREIT, Inc....................... 8,545,020   70,581,873       0.7%
    Vornado Realty Trust.............. 1,509,612  104,374,574       1.1%
    Welltower, Inc.................... 3,453,849  257,415,366       2.7%
#   WP Carey, Inc..................... 1,439,561  114,185,979       1.2%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
REAL ESTATE -- (Continued)
      Other Securities........................            $1,906,514,923       20.2%
                                                          --------------      -----
TOTAL COMMON STOCKS...........................             9,398,534,202       99.1%
                                                          --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S.
      Government Money Market Fund, 2.370%.... 79,804,730     79,804,730        0.9%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund...... 26,525,430    306,925,746        3.2%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,793,380,655).......................            $9,785,264,678      103.2%
                                                          ==============      =====

As of April 30, 2019, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........    518     06/21/19  $72,733,424 $76,366,150   $3,632,726
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $72,733,424 $76,366,150   $3,632,726
                                                      =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Real Estate.................. $9,398,534,202           --   --    $9,398,534,202
Temporary Cash Investments......     79,804,730           --   --        79,804,730
Securities Lending Collateral...             -- $306,925,746   --       306,925,746
Futures Contracts**.............      3,632,726           --   --         3,632,726
                                 -------------- ------------   --    --------------
TOTAL........................... $9,481,971,658 $306,925,746   --    $9,788,897,404
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
AUSTRALIA -- (5.7%)
    BHP Group, Ltd..........................   842,811          $ 22,302,754                 0.4%
    Commonwealth Bank of Australia..........   512,071            26,912,000                 0.5%
    CSL, Ltd................................   133,309            18,698,157                 0.4%
#   Westpac Banking Corp....................   850,861            16,529,165                 0.3%
    Other Securities........................                     227,576,953                 4.3%
                                                                ------------                ----
TOTAL AUSTRALIA.............................                     312,019,029                 5.9%
                                                                ------------                ----
AUSTRIA -- (0.3%)
    Other Securities........................                      13,948,564                 0.3%
                                                                ------------                ----
BELGIUM -- (0.9%)
#   Anheuser-Busch InBev SA.................   265,831            23,634,271                 0.5%
    Other Securities........................                      27,094,590                 0.5%
                                                                ------------                ----
TOTAL BELGIUM...............................                      50,728,861                 1.0%
                                                                ------------                ----
CANADA -- (8.6%)
    Bank of Montreal........................   205,319            16,214,041                 0.3%
    Royal Bank of Canada....................   239,620            19,096,982                 0.4%
#   Royal Bank of Canada....................   200,169            15,951,468                 0.3%
    Other Securities........................                     423,462,933                 8.0%
                                                                ------------                ----
TOTAL CANADA................................                     474,725,424                 9.0%
                                                                ------------                ----
DENMARK -- (1.6%)
    Novo Nordisk A.S., Class B..............   483,626            23,695,033                 0.5%
    Other Securities........................                      61,672,711                 1.1%
                                                                ------------                ----
TOTAL DENMARK...............................                      85,367,744                 1.6%
                                                                ------------                ----
FINLAND -- (1.0%)
    Other Securities........................                      55,516,282                 1.1%
                                                                ------------                ----
FRANCE -- (9.6%)
    Air Liquide SA..........................   121,498            16,163,101                 0.3%
#   Airbus SE...............................   178,673            24,465,631                 0.5%
#   L'Oreal SA..............................    57,248            15,746,204                 0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.....    92,526            36,327,289                 0.7%
    Sanofi..................................   234,559            20,465,101                 0.4%
#   Total SA................................   645,202            35,867,270                 0.7%
#   Vinci SA................................   180,868            18,266,993                 0.4%
    Other Securities........................                     357,838,167                 6.7%
                                                                ------------                ----
TOTAL FRANCE................................                     525,139,756                10.0%
                                                                ------------                ----
GERMANY -- (6.8%)
    Allianz SE..............................    86,528            20,915,039                 0.4%
    BASF SE.................................   330,762            27,003,720                 0.5%
    Daimler AG..............................   279,077            18,317,491                 0.4%
    Deutsche Telekom AG..................... 1,086,899            18,210,884                 0.4%
    SAP SE..................................   219,235            28,261,211                 0.5%
    Siemens AG..............................   128,077            15,356,716                 0.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                      PERCENTAGE
                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                          --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.....                   $  248,182,308                4.7%
                                            --------------               ----
TOTAL GERMANY............                      376,247,369                7.2%
                                            --------------               ----
HONG KONG -- (3.2%)
    AIA Group, Ltd....... 3,407,600             34,891,901                0.7%
    Other Securities.....                      140,624,215                2.6%
                                            --------------               ----
TOTAL HONG KONG..........                      175,516,116                3.3%
                                            --------------               ----
IRELAND -- (0.7%)
    Other Securities.....                       36,045,764                0.7%
                                            --------------               ----
ISRAEL -- (0.5%)
    Other Securities.....                       26,338,915                0.5%
                                            --------------               ----
ITALY -- (1.9%)
    Enel SpA............. 2,271,536             14,383,734                0.3%
    Other Securities.....                       92,254,658                1.7%
                                            --------------               ----
TOTAL ITALY..............                      106,638,392                2.0%
                                            --------------               ----
JAPAN -- (21.3%)
    KDDI Corp............   633,700             14,605,228                0.3%
    Keyence Corp.........    24,902             15,558,606                0.3%
    SoftBank Group Corp..   328,988             34,883,033                0.7%
    Sony Corp............   385,400             19,411,866                0.4%
    Toyota Motor Corp....   669,423             41,444,274                0.8%
    Other Securities.....                    1,046,464,612               19.9%
                                            --------------               ----
TOTAL JAPAN..............                    1,172,367,619               22.4%
                                            --------------               ----
NETHERLANDS -- (2.9%)
    ASML Holding NV......    72,895             15,221,934                0.3%
#   Unilever NV..........   268,265             16,231,256                0.3%
    Other Securities.....                      129,127,508                2.5%
                                            --------------               ----
TOTAL NETHERLANDS........                      160,580,698                3.1%
                                            --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.....                       16,856,193                0.3%
                                            --------------               ----
NORWAY -- (0.8%)
    Other Securities.....                       44,918,569                0.9%
                                            --------------               ----
PORTUGAL -- (0.1%)
    Other Securities.....                        8,075,868                0.1%
                                            --------------               ----
SINGAPORE -- (1.2%)
    Other Securities.....                       63,448,024                1.2%
                                            --------------               ----
SPAIN -- (2.5%)
#   Banco Santander SA... 4,300,420             21,800,445                0.4%
    Iberdrola S.A........ 1,985,222             18,040,488                0.3%
    Other Securities.....                       96,959,601                1.9%
                                            --------------               ----
TOTAL SPAIN..............                      136,800,534                2.6%
                                            --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities.......................................                    $  139,655,722                 2.7%
                                                                                 --------------               -----
SWITZERLAND -- (6.9%)
      Nestle SA..............................................    891,325             85,814,635                 1.6%
      Novartis AG............................................    448,358             36,738,484                 0.7%
      Roche Holding AG.......................................    217,168             57,302,662                 1.1%
      Other Securities.......................................                       197,037,444                 3.8%
                                                                                 --------------               -----
TOTAL SWITZERLAND............................................                       376,893,225                 7.2%
                                                                                 --------------               -----
UNITED KINGDOM -- (14.1%)
#     AstraZeneca P.L.C., Sponsored ADR......................    461,956             17,397,263                 0.3%
      BP P.L.C., Sponsored ADR...............................  1,077,644             47,125,394                 0.9%
      Diageo P.L.C., Sponsored ADR...........................    128,576             21,683,057                 0.4%
      GlaxoSmithKline P.L.C., Sponsored ADR..................    428,638             17,629,881                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR....................    612,368             26,680,874                 0.5%
      Lloyds Banking Group P.L.C............................. 17,603,292             14,396,590                 0.3%
      Royal Dutch Shell P.L.C., Class A......................    491,594             15,662,888                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......    352,746             22,409,970                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......    423,661             27,491,362                 0.5%
      Unilever P.L.C., Sponsored ADR.........................    274,641             16,698,173                 0.3%
      Other Securities.......................................                       546,389,268                10.5%
                                                                                 --------------               -----
TOTAL UNITED KINGDOM.........................................                       773,564,720                14.7%
                                                                                 --------------               -----
UNITED STATES -- (0.1%)
      Other Securities.......................................                         3,479,813                 0.1%
                                                                                 --------------               -----
TOTAL COMMON STOCKS..........................................                     5,134,873,201                97.9%
                                                                                 --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG..........................................     83,696             14,613,496                 0.3%
      Other Securities.......................................                        15,105,237                 0.3%
                                                                                 --------------               -----
TOTAL GERMANY................................................                        29,718,733                 0.6%
                                                                                 --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security.........................................                            50,662                 0.0%
                                                                                 --------------               -----
TOTAL PREFERRED STOCKS.......................................                        29,769,395                 0.6%
                                                                                 --------------               -----
TOTAL INVESTMENT SECURITIES..................................                     5,164,642,596
                                                                                 --------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.0%)
@(S)  The DFA Short Term Investment Fund..................... 28,454,609            329,248,281                 6.3%
                                                                                 --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,768,037,911)....................................                      $5,493,890,877               104.8%
                                                                                 ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2019, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index....................     85     06/21/19  $ 7,764,049 $ 8,147,250   $  383,201
S&P 500(R)/ /Emini Index...........    253     06/21/19   35,452,763  37,298,525    1,845,762
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $43,216,812 $45,445,775   $2,228,963
                                                         =========== ===========   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  4,936,876 $  307,082,153   --    $  312,019,029
   Austria..............................           --     13,948,564   --        13,948,564
   Belgium..............................    1,440,429     49,288,432   --        50,728,861
   Canada...............................  473,157,093      1,568,331   --       474,725,424
   Denmark..............................    3,324,056     82,043,688   --        85,367,744
   Finland..............................           --     55,516,282   --        55,516,282
   France...............................    8,892,968    516,246,788   --       525,139,756
   Germany..............................   14,620,001    361,627,368   --       376,247,369
   Hong Kong............................      856,814    174,659,302   --       175,516,116
   Ireland..............................    9,422,404     26,623,360   --        36,045,764
   Israel...............................    5,350,111     20,988,804   --        26,338,915
   Italy................................    6,362,367    100,276,025   --       106,638,392
   Japan................................   28,763,742  1,143,603,877   --     1,172,367,619
   Netherlands..........................   39,478,074    121,102,624   --       160,580,698
   New Zealand..........................           --     16,856,193   --        16,856,193
   Norway...............................    1,432,700     43,485,869   --        44,918,569
   Portugal.............................           --      8,075,868   --         8,075,868
   Singapore............................           --     63,448,024   --        63,448,024
   Spain................................    3,368,578    133,431,956   --       136,800,534
   Sweden...............................           --    139,655,722   --       139,655,722
   Switzerland..........................   25,800,625    351,092,600   --       376,893,225
   United Kingdom.......................  253,741,058    519,823,662   --       773,564,720
   United States........................    3,449,141         30,672   --         3,479,813
Preferred Stocks
   Germany..............................           --     29,718,733   --        29,718,733
   United Kingdom.......................           --         50,662   --            50,662
Securities Lending Collateral...........           --    329,248,281   --       329,248,281
Futures Contracts**.....................    2,228,963             --   --         2,228,963
                                         ------------ --------------   --    --------------
TOTAL................................... $886,626,000 $4,609,493,840   --    $5,496,119,840
                                         ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (92.8%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd................................................... 4,074,214         $  107,813,251                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             69,851,552                0.3%
    Macquarie Group, Ltd.............................................   602,362             57,244,919                0.2%
    Other Securities.................................................                    1,601,402,996                5.2%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,836,312,718                6.1%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      172,494,338                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
#   Anheuser-Busch InBev SA..........................................   645,683             57,405,821                0.2%
    Other Securities.................................................                      307,603,089                1.0%
                                                                                        --------------                ---
TOTAL BELGIUM........................................................                      365,008,910                1.2%
                                                                                        --------------                ---
CANADA -- (8.5%)
    Bank of Montreal.................................................   847,416             66,920,442                0.2%
    Barrick Gold Corp................................................ 4,637,776             58,992,511                0.2%
    Canadian Natural Resources, Ltd.................................. 2,471,877             74,106,872                0.3%
    Royal Bank of Canada.............................................   899,806             71,705,540                0.3%
    Suncor Energy, Inc............................................... 2,387,585             78,790,305                0.3%
    Other Securities.................................................                    2,312,535,525                7.6%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,663,051,195                8.9%
                                                                                        --------------                ---
CHINA -- (0.0%)
    Other Securities.................................................                        1,252,997                0.0%
                                                                                        --------------                ---
DENMARK -- (1.7%)
    Other Securities.................................................                      533,095,646                1.8%
                                                                                        --------------                ---
FINLAND -- (1.5%)
    Other Securities.................................................                      468,747,488                1.6%
                                                                                        --------------                ---
FRANCE -- (7.7%)
    BNP Paribas SA................................................... 1,068,400             56,874,233                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             75,425,660                0.3%
    Eiffage SA.......................................................   545,963             57,004,650                0.2%
#   LVMH Moet Hennessy Louis Vuitton SE..............................   248,440             97,541,791                0.3%
    Orange SA........................................................ 4,330,858             67,685,038                0.2%
#   Peugeot SA....................................................... 3,354,230             87,944,144                0.3%
#   Total SA......................................................... 2,441,383            135,718,338                0.5%
    Other Securities.................................................                    1,846,788,989                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,424,982,843                8.1%
                                                                                        --------------                ---
GERMANY -- (6.8%)
    Allianz SE.......................................................   354,255             85,628,434                0.3%
    BASF SE.......................................................... 1,590,584            129,856,771                0.4%
    Bayerische Motoren Werke AG......................................   932,150             79,520,248                0.3%
    Daimler AG....................................................... 2,440,186            160,163,989                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            110,487,356                0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                          PERCENTAGE
                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
      E.ON SE...............  5,371,567         $   57,753,604                0.2%
      Other Securities......                     1,525,075,056                5.1%
                                                --------------               ----
TOTAL GERMANY...............                     2,148,485,458                7.2%
                                                --------------               ----
HONG KONG -- (2.9%)
      AIA Group, Ltd........  8,634,000             88,407,287                0.3%
      Other Securities......                       836,277,955                2.8%
                                                --------------               ----
TOTAL HONG KONG.............                       924,685,242                3.1%
                                                --------------               ----
IRELAND -- (0.5%)
      Other Securities......                       165,058,698                0.6%
                                                --------------               ----
ISRAEL -- (0.7%)
      Other Securities......                       212,185,185                0.7%
                                                --------------               ----
ITALY -- (2.7%)
      Eni SpA...............  4,051,470             69,041,664                0.2%
      Other Securities......                       789,094,390                2.7%
                                                --------------               ----
TOTAL ITALY.................                       858,136,054                2.9%
                                                --------------               ----
JAPAN -- (21.2%)
      Hitachi, Ltd..........  1,846,885             61,424,117                0.2%
      Honda Motor Co., Ltd..  2,640,923             73,689,493                0.3%
      SoftBank Group Corp...  1,002,632            106,310,357                0.4%
      Toyota Motor Corp.....  2,741,740            169,742,336                0.6%
      Other Securities......                     6,259,576,633               20.8%
                                                --------------               ----
TOTAL JAPAN.................                     6,670,742,936               22.3%
                                                --------------               ----
NETHERLANDS -- (2.6%)
      Other Securities......                       811,819,321                2.7%
                                                --------------               ----
NEW ZEALAND -- (0.4%)
      Other Securities......                       132,945,691                0.4%
                                                --------------               ----
NORWAY -- (0.9%)
      Other Securities......                       287,119,213                1.0%
                                                --------------               ----
PORTUGAL -- (0.2%)
      Other Securities......                        77,723,418                0.3%
                                                --------------               ----
SINGAPORE -- (1.1%)
      Other Securities......                       331,544,566                1.1%
                                                --------------               ----
SPAIN -- (2.2%)
      Banco Santander SA.... 13,394,582             67,902,164                0.2%
      Iberdrola S.A.........  8,366,674             76,031,224                0.3%
      Other Securities......                       561,361,998                1.9%
                                                --------------               ----
TOTAL SPAIN.................                       705,295,386                2.4%
                                                --------------               ----
SWEDEN -- (2.6%)
      Volvo AB, Class B.....  3,408,461             54,625,441                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWEDEN -- (Continued)
      Other Securities........................                     $   763,019,329                2.5%
                                                                   ---------------              -----
TOTAL SWEDEN..................................                         817,644,770                2.7%
                                                                   ---------------              -----
SWITZERLAND -- (5.7%)
      ABB, Ltd................................   2,974,017              61,171,693                0.2%
      Nestle SA...............................   2,417,067             232,709,418                0.8%
      Novartis AG, Sponsored ADR..............     953,193              78,381,060                0.3%
      Roche Holding AG........................     511,113             134,863,956                0.5%
      Zurich Insurance Group AG...............     189,900              60,533,992                0.2%
      Other Securities........................                       1,237,164,776                4.0%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,804,824,895                6.0%
                                                                   ---------------              -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C....................   4,549,559             118,059,689                0.4%
      BP P.L.C., Sponsored ADR................   5,212,204             227,929,681                0.8%
      Glencore P.L.C..........................  22,274,023              88,373,475                0.3%
#     HSBC Holdings P.L.C., Sponsored ADR.....   3,458,420             150,683,359                0.5%
      Lloyds Banking Group P.L.C..............  73,603,870              60,195,826                0.2%
#     Rio Tinto P.L.C., Sponsored ADR.........   1,875,418             110,462,120                0.4%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   1,546,368              98,240,759                0.3%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   1,716,768             111,401,076                0.4%
      Tesco P.L.C.............................  20,372,336              66,467,597                0.2%
      Vodafone Group P.L.C....................  31,621,343              58,653,603                0.2%
      Other Securities........................                       3,723,201,297               12.4%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       4,813,668,482               16.1%
                                                                   ---------------              -----
UNITED STATES -- (0.0%)
      Other Securities........................                          14,213,514                0.0%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      29,241,038,964               97.8%
                                                                   ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...........................     594,615             103,821,020                0.4%
      Other Securities........................                          82,303,498                0.2%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         186,124,518                0.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                             305,340                0.0%
                                                                   ---------------              -----
TOTAL PREFERRED STOCKS........................                         186,429,858                0.6%
                                                                   ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             788,947                0.0%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      29,428,257,769
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  The DFA Short Term Investment Fund...... 179,954,585           2,082,254,508                7.0%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%) (Cost
  $28,765,950,166)............................                     $31,510,512,277              105.4%
                                                                   ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                  UNREALIZED
                                 NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                      --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index..........   1,725    06/21/19  $239,678,311 $254,308,125  $14,629,814
                                                      ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.........                      $239,678,311 $254,308,125  $14,629,814
                                                      ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia.................... $   45,968,976 $ 1,790,343,742   --    $ 1,836,312,718
   Austria......................         62,750     172,431,588   --        172,494,338
   Belgium......................     12,420,726     352,588,184   --        365,008,910
   Canada.......................  2,659,747,813       3,303,382   --      2,663,051,195
   China........................             --       1,252,997   --          1,252,997
   Denmark......................     30,537,476     502,558,170   --        533,095,646
   Finland......................      3,754,429     464,993,059   --        468,747,488
   France.......................     74,550,225   2,350,432,618   --      2,424,982,843
   Germany......................     72,940,505   2,075,544,953   --      2,148,485,458
   Hong Kong....................      1,511,191     923,174,051   --        924,685,242
   Ireland......................     24,954,268     140,104,430   --        165,058,698
   Israel.......................     20,054,012     192,131,173   --        212,185,185
   Italy........................     19,944,563     838,191,491   --        858,136,054
   Japan........................    116,640,203   6,554,102,733   --      6,670,742,936
   Netherlands..................    121,408,717     690,410,604   --        811,819,321
   New Zealand..................        207,642     132,738,049   --        132,945,691
   Norway.......................     16,009,731     271,109,482   --        287,119,213
   Portugal.....................        273,892      77,449,526   --         77,723,418
   Singapore....................         14,892     331,529,674   --        331,544,566
   Spain........................     22,725,713     682,569,673   --        705,295,386
   Sweden.......................      2,587,480     815,057,290   --        817,644,770
   Switzerland..................    129,551,428   1,675,273,467   --      1,804,824,895
   United Kingdom...............  1,076,595,281   3,737,073,201   --      4,813,668,482
   United States................     13,974,326         239,188   --         14,213,514
Preferred Stocks
   Germany......................             --     186,124,518   --        186,124,518
   United Kingdom...............             --         305,340   --            305,340
Rights/Warrants
   Canada.......................             --         629,542   --            629,542
   Hong Kong....................             --           1,989   --              1,989
   Sweden.......................             --          96,883   --             96,883
   Switzerland..................             --          60,533   --             60,533
Securities Lending Collateral...             --   2,082,254,508   --      2,082,254,508
Futures Contracts**.............     14,629,814              --   --         14,629,814
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,481,066,053 $27,044,076,038   --    $31,525,142,091
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES    VALUE+
                                                          ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of
 DFA Investment Dimensions Group Inc..................... 557,423 $19,392,755
Investment in The Continental Small Company Series of
 The DFA Investment Trust Company........................           4,786,246
Investment in The Emerging Markets Small Cap Series of
 The DFA Investment Trust Company........................           4,164,246
Investment in The Japanese Small Company Series of
 The DFA Investment Trust Company........................           2,713,294
Investment in The United Kingdom Small Company Series of
 The DFA Investment Trust Company........................           2,331,418
Investment in The Asia Pacific Small Company Series of
 The DFA Investment Trust Company........................           1,280,306
Investment in The Canadian Small Company Series of
 The DFA Investment Trust Company........................           1,067,427
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $36,301,830).....................................         $35,735,692
                                                                  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                           LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                         -----------  ------- ------- -----------
Affiliated Investment Companies......... $35,735,692    --      --    $35,735,692
                                         -----------    --      --    -----------
TOTAL................................... $35,735,692    --      --    $35,735,692
                                         ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                           VALUE+
                                                                       ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.................................... $ 4,899,120,716
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company....................................   2,924,510,257
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company....................................   2,315,115,565
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company....................................   1,328,300,786
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company....................................   1,087,960,517
                                                                       ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $12,555,007,841
                                                                       ===============

As of April 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    275     06/21/19  $40,214,243 $40,541,875    $327,632
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $40,214,243 $40,541,875    $327,632
                                               =========== ===========    ========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                   LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                               --------------- ------- ------- ---------------
Affiliated Investment
  Companies................... $12,555,007,841   --      --    $12,555,007,841
Futures Contracts**...........         327,632   --      --            327,632
                               ---------------   --      --    ---------------
TOTAL......................... $12,555,335,473   --      --    $12,555,335,473
                               ===============   ==      ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company....................................... $591,606,841
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $591,606,841
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company....................................... $378,520,784
                                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............. $378,520,784
                                                                  ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $31,178,274
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $31,178,274
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $643,849,665
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $643,849,665
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (16.9%)
    Charter Hall Group...............................................  5,811,056          $ 40,251,450                 0.7%
    Dexus............................................................ 12,551,773           110,816,261                 1.9%
    Goodman Group.................................................... 20,389,986           189,740,799                 3.3%
    GPT Group (The).................................................. 22,071,637            89,280,996                 1.6%
    Mirvac Group..................................................... 43,213,283            86,508,207                 1.5%
    Scentre Group.................................................... 64,973,306           175,265,373                 3.1%
    Stockland........................................................ 29,127,245            77,540,494                 1.4%
    Vicinity Centres................................................. 39,606,173            71,027,096                 1.2%
    Other Securities.................................................                      137,832,237                 2.5%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      978,262,913                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.4%)
    Cofinimmo SA.....................................................    314,060            40,165,755                 0.7%
    Warehouses De Pauw CVA...........................................    245,440            36,832,518                 0.7%
    Other Securities.................................................                       62,622,797                 1.1%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      139,621,070                 2.5%
                                                                                          ------------                ----
CANADA -- (5.3%)
#   H&R Real Estate Investment Trust.................................  1,969,217            33,645,878                 0.6%
#   RioCan Real Estate Investment Trust..............................  1,850,200            35,575,989                 0.6%
    Other Securities.................................................                      238,411,174                 4.2%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      307,633,041                 5.4%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,693,846                 0.3%
                                                                                          ------------                ----
FRANCE -- (6.0%)
#   Covivio..........................................................    479,811            51,929,847                 0.9%
    Gecina SA........................................................    566,551            84,650,577                 1.5%
#   ICADE............................................................    426,625            36,461,843                 0.7%
    Klepierre SA.....................................................  2,437,172            86,602,502                 1.5%
    Unibail-Rodamco-Westfield (BF2PQ09)..............................    306,361            52,658,948                 0.9%
    Other Securities.................................................                       33,365,058                 0.6%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      345,668,775                 6.1%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       45,401,206                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                        1,055,103                 0.0%
                                                                                          ------------                ----
HONG KONG -- (6.4%)
    Link REIT........................................................ 25,807,405           301,532,574                 5.3%
    Other Securities.................................................                       66,026,709                 1.2%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      367,559,283                 6.5%
                                                                                          ------------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                       20,248,196                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ITALY -- (0.1%)
    Other Securities.................................................                    $    6,666,461                0.1%
                                                                                         --------------               ----
JAPAN -- (23.5%)
    Advance Residence Investment Corp................................     14,800             41,316,811                0.7%
    Daiwa House REIT Investment Corp.................................     22,098             50,743,139                0.9%
    GLP J-Reit.......................................................     41,838             45,018,527                0.8%
    Invincible Investment Corp.......................................     69,404             35,119,231                0.6%
#   Japan Hotel REIT Investment Corp.................................     53,604             43,627,667                0.8%
    Japan Prime Realty Investment Corp...............................     10,108             40,413,330                0.7%
    Japan Real Estate Investment Corp................................     16,000             88,690,519                1.6%
    Japan Retail Fund Investment Corp................................     31,657             60,491,104                1.1%
#   Kenedix Office Investment Corp...................................      5,265             35,222,915                0.6%
    Nippon Building Fund, Inc........................................     16,374            105,438,834                1.9%
    Nippon Prologis REIT, Inc........................................     21,166             45,453,454                0.8%
    Nomura Real Estate Master Fund, Inc..............................     48,168             70,577,310                1.2%
    Orix JREIT, Inc..................................................     31,736             55,719,186                1.0%
    United Urban Investment Corp.....................................     35,413             56,538,500                1.0%
    Other Securities.................................................                       585,853,954               10.2%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,360,224,481               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        30,772,016                0.6%
                                                                                         --------------               ----
MEXICO -- (1.9%)
    Fibra Uno Administracion S.A. de C.V............................. 40,376,788             59,848,228                1.0%
    Other Securities.................................................                        48,790,931                0.9%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                       108,639,159                1.9%
                                                                                         --------------               ----
NETHERLANDS -- (5.1%)
    Unibail-Rodamco-Westfield........................................ 10,223,379            248,003,794                4.4%
    Other Securities.................................................                        49,120,811                0.8%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       297,124,605                5.2%
                                                                                         --------------               ----
NEW ZEALAND -- (1.0%)
    Other Securities.................................................                        58,145,258                1.0%
                                                                                         --------------               ----
SINGAPORE -- (9.0%)
#   Ascendas Real Estate Investment Trust............................ 32,153,600             71,026,383                1.2%
#   CapitaLand Commercial Trust...................................... 33,056,749             47,228,035                0.8%
    CapitaLand Mall Trust............................................ 31,505,100             56,097,609                1.0%
#   Suntec Real Estate Investment Trust.............................. 28,076,500             38,189,552                0.7%
    Other Securities.................................................                       307,119,169                5.4%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       519,660,748                9.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
    Growthpoint Properties, Ltd...................................... 37,602,505             65,364,457                1.2%
    Redefine Properties, Ltd......................................... 73,235,595             50,437,951                0.9%
    Other Securities.................................................                        65,980,454                1.1%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       181,782,862                3.2%
                                                                                         --------------               ----
SPAIN -- (1.5%)
    Merlin Properties Socimi SA......................................  4,503,799             61,433,894                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities.............................                    $   25,195,832                 0.4%
                                                                       --------------               -----
TOTAL SPAIN........................................                        86,629,726                 1.5%
                                                                       --------------               -----
TAIWAN -- (0.2%)
      Other Securities.............................                        12,434,673                 0.2%
                                                                       --------------               -----
TURKEY -- (0.1%)
      Other Securities.............................                         7,629,101                 0.1%
                                                                       --------------               -----
UNITED KINGDOM -- (12.3%)
      British Land Co. P.L.C. (The)................ 11,596,686             89,974,890                 1.6%
      Derwent London P.L.C.........................  1,436,453             59,451,774                 1.0%
      Great Portland Estates P.L.C.................  4,159,069             40,987,424                 0.7%
      Hammerson P.L.C.............................. 10,354,758             43,566,203                 0.8%
      Land Securities Group P.L.C..................  9,299,230            112,073,659                 2.0%
      Segro P.L.C.................................. 13,377,031            118,528,261                 2.1%
      Shaftesbury P.L.C............................  3,040,736             34,082,392                 0.6%
      Other Securities.............................                       212,558,504                 3.7%
                                                                       --------------               -----
TOTAL UNITED KINGDOM...............................                       711,223,107                12.5%
                                                                       --------------               -----
TOTAL COMMON STOCKS................................                     5,600,075,630                98.5%
                                                                       --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security...............................                           988,779                 0.0%
                                                                       --------------               -----
TOTAL INVESTMENT SECURITIES........................                     5,601,064,409
                                                                       --------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (3.2%)
@(S)  The DFA Short Term Investment Fund........... 16,032,487            185,511,906                 3.2%
                                                                       --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,254,686,050)..........................                      $5,786,576,315               101.7%
                                                                       ==============               =====

As of April 30, 2019, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    257     06/21/19  $35,660,473 $37,888,225   $2,227,752
                                                                        ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...........................                      $35,660,473 $37,888,225   $2,227,752
                                                                        =========== ===========   ==========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
   Australia.................... $    118,656 $  978,144,257   --    $  978,262,913
   Belgium......................           --    139,621,070   --       139,621,070
   Canada.......................  307,633,041             --   --       307,633,041
   China........................           --     13,693,846   --        13,693,846
   France.......................   52,658,948    293,009,827   --       345,668,775
   Germany......................           --     45,401,206   --        45,401,206
   Greece.......................           --      1,055,103   --         1,055,103
   Hong Kong....................           --    367,559,283   --       367,559,283
   Ireland......................           --     20,248,196   --        20,248,196
   Italy........................           --      6,666,461   --         6,666,461
   Japan........................           --  1,360,224,481   --     1,360,224,481
   Malaysia.....................           --     30,772,016   --        30,772,016
   Mexico.......................  108,639,159             --   --       108,639,159
   Netherlands..................           --    297,124,605   --       297,124,605
   New Zealand..................           --     58,145,258   --        58,145,258
   Singapore....................    1,855,968    517,804,780   --       519,660,748
   South Africa.................           --    181,782,862   --       181,782,862
   Spain........................           --     86,629,726   --        86,629,726
   Taiwan.......................    2,597,807      9,836,866   --        12,434,673
   Turkey.......................           --      7,629,101   --         7,629,101
   United Kingdom...............           --    711,223,107   --       711,223,107
Rights/Warrants
   Belgium......................           --        988,779   --           988,779
Securities Lending Collateral...           --    185,511,906   --       185,511,906
Futures Contracts**.............    2,227,752             --   --         2,227,752
                                 ------------ --------------   --    --------------
TOTAL........................... $475,731,331 $5,313,072,736   --    $5,788,804,067
                                 ============ ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (49.7%)
UNITED STATES -- (49.7%)
    Alexandria Real Estate Equities, Inc....   440,200         $   62,680,078                0.8%
    American Campus Communities, Inc........   541,167             25,543,082                0.3%
    American Tower Corp..................... 1,735,168            338,878,310                4.1%
#   Apartment Investment & Management Co.,
      Class A...............................   596,218             29,429,327                0.4%
    AvalonBay Communities, Inc..............   540,749            108,652,697                1.3%
    Boston Properties, Inc..................   604,073             83,132,526                1.0%
    Camden Property Trust...................   378,145             38,060,294                0.5%
    Crown Castle International Corp......... 1,598,444            201,052,286                2.4%
    Digital Realty Trust, Inc...............   811,085             95,472,792                1.2%
    Douglas Emmett, Inc.....................   637,971             26,278,026                0.3%
    Duke Realty Corp........................ 1,424,778             44,339,091                0.5%
    Equinix, Inc............................   326,117            148,285,400                1.8%
    Equity LifeStyle Properties, Inc........   339,485             39,617,900                0.5%
#   Equity Residential...................... 1,437,485            109,852,604                1.3%
    Essex Property Trust, Inc...............   258,189             72,938,393                0.9%
    Extra Space Storage, Inc................   499,040             51,745,458                0.6%
    Federal Realty Investment Trust.........   295,613             39,567,800                0.5%
    Gaming and Leisure Properties, Inc......   810,069             32,710,586                0.4%
    HCP, Inc................................ 1,855,776             55,265,009                0.7%
    Host Hotels & Resorts, Inc.............. 2,894,703             55,694,086                0.7%
    Invitation Homes, Inc................... 1,210,697             30,097,924                0.4%
    Iron Mountain, Inc...................... 1,082,735             35,167,233                0.4%
    Kilroy Realty Corp......................   403,004             30,995,038                0.4%
#   Kimco Realty Corp....................... 1,677,460             29,171,029                0.4%
    Lamar Advertising Co., Class A..........   340,339             28,135,825                0.3%
    Liberty Property Trust..................   587,563             29,166,627                0.4%
    Medical Properties Trust, Inc........... 1,472,857             25,716,083                0.3%
    Mid-America Apartment Communities, Inc..   452,548             49,513,224                0.6%
    National Retail Properties, Inc.........   629,516             33,125,132                0.4%
#   Omega Healthcare Investors, Inc.........   812,285             28,746,766                0.3%
    Prologis, Inc........................... 2,458,318            188,479,247                2.3%
    Public Storage..........................   614,993            136,024,152                1.6%
    Realty Income Corp...................... 1,192,635             83,496,376                1.0%
    Regency Centers Corp....................   602,401             40,463,248                0.5%
#*  SBA Communications Corp.................   443,093             90,271,337                1.1%
    Simon Property Group, Inc............... 1,214,648            210,984,358                2.5%
    SL Green Realty Corp....................   357,734             31,602,222                0.4%
    STORE Capital Corp......................   810,598             27,009,125                0.3%
    Sun Communities, Inc....................   343,197             42,240,687                0.5%
#   UDR, Inc................................ 1,083,311             48,694,829                0.6%
#   Ventas, Inc............................. 1,394,014             85,188,196                1.0%
    VEREIT, Inc............................. 3,882,639             32,070,598                0.4%
    Vornado Realty Trust....................   682,155             47,164,197                0.6%
    Welltower, Inc.......................... 1,494,898            111,414,748                1.3%
#   WP Carey, Inc...........................   515,153             40,861,936                0.5%
    Other Securities........................                      963,237,241               11.4%
                                                               --------------               ----
TOTAL UNITED STATES.........................                    4,158,233,123               50.1%
                                                               --------------               ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
AFFILIATED INVESTMENT COMPANIES -- (49.3%)
      DFA International Real Estate
        Securities Portfolio of DFA
        Investment Dimensions Group Inc....... 569,492,445         $2,898,716,544                34.9%
      DFA Real Estate Securities Portfolio of
        DFA Investment Dimensions Group Inc...  32,458,571          1,232,451,966                14.9%
                                                                   --------------               -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES...................................                      4,131,168,510                49.8%
                                                                   --------------               -----
TOTAL INVESTMENT SECURITIES...................                      8,289,401,633
                                                                   --------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S)  The DFA Short Term Investment Fund......   7,486,114             86,621,822                 1.0%
                                                                   --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,200,357,965).....................                       $8,376,023,455               100.9%
                                                                   ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                         -------------- ----------- -------- --------------
Common Stocks
   United States........................ $4,158,233,123          --       -- $4,158,233,123
Affiliated Investment Companies.........  4,131,168,510          --       --  4,131,168,510
Securities Lending Collateral...........             -- $86,621,822       --     86,621,822
                                         -------------- ----------- -------- --------------
TOTAL................................... $8,289,401,633 $86,621,822       -- $8,376,023,455
                                         ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.3%)
AUSTRALIA -- (7.0%)
    Beach Energy, Ltd............................ 34,112,182         $   51,152,859                0.4%
    Cleanaway Waste Management, Ltd.............. 49,762,479             79,022,413                0.6%
    Downer EDI, Ltd.............................. 11,238,963             61,363,475                0.5%
#   Metcash, Ltd................................. 21,781,214             44,072,925                0.3%
    OZ Minerals, Ltd.............................  7,939,160             55,901,729                0.4%
    Other Securities.............................                       717,574,772                5.1%
                                                                     --------------                ---
TOTAL AUSTRALIA..................................                     1,009,088,173                7.3%
                                                                     --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..............................  2,440,116             56,076,062                0.4%
    Other Securities.............................                        82,618,291                0.6%
                                                                     --------------                ---
TOTAL AUSTRIA....................................                       138,694,353                1.0%
                                                                     --------------                ---
BELGIUM -- (1.5%)
    Ackermans & van Haaren NV....................    368,716             59,408,631                0.4%
    Other Securities.............................                       154,368,598                1.2%
                                                                     --------------                ---
TOTAL BELGIUM....................................                       213,777,229                1.6%
                                                                     --------------                ---
CANADA -- (8.0%)
#   Laurentian Bank of Canada....................  1,556,662             49,313,082                0.4%
    TransAlta Corp...............................  6,574,340             44,362,196                0.3%
#   Whitecap Resources, Inc...................... 11,057,354             44,486,928                0.3%
    Yamana Gold, Inc............................. 19,748,423             43,338,332                0.3%
    Other Securities.............................                       960,747,917                7.0%
                                                                     --------------                ---
TOTAL CANADA.....................................                     1,142,248,455                8.3%
                                                                     --------------                ---
CHINA -- (0.0%)
    Other Securities.............................                         2,684,455                0.0%
                                                                     --------------                ---
DENMARK -- (1.6%)
    Jyske Bank A.S...............................  1,646,223             66,399,521                0.5%
    Other Securities.............................                       158,903,562                1.1%
                                                                     --------------                ---
TOTAL DENMARK....................................                       225,303,083                1.6%
                                                                     --------------                ---
FINLAND -- (2.4%)
    Cargotec Oyj, Class B........................  1,064,031             43,684,338                0.3%
    Kesko Oyj, Class B...........................  1,457,604             75,795,263                0.6%
    Other Securities.............................                       219,878,446                1.6%
                                                                     --------------                ---
TOTAL FINLAND....................................                       339,358,047                2.5%
                                                                     --------------                ---
FRANCE -- (4.1%)
    Rexel SA.....................................  7,556,241            101,585,317                0.7%
    Other Securities.............................                       481,145,509                3.5%
                                                                     --------------                ---
TOTAL FRANCE.....................................                       582,730,826                4.2%
                                                                     --------------                ---
GERMANY -- (6.1%)
    Aareal Bank AG...............................  1,935,615             67,704,197                0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                              PERCENTAGE
                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                 ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Aurubis AG..................  1,195,600         $   58,460,362                0.4%
    K+S AG......................  4,442,728             90,464,467                0.7%
    Rheinmetall AG..............    642,265             74,006,883                0.5%
    Other Securities............                       588,301,090                4.3%
                                                    --------------               ----
TOTAL GERMANY...................                       878,936,999                6.4%
                                                    --------------               ----
GREECE -- (0.0%)
    Other Security..............                             1,927                0.0%
                                                    --------------               ----
HONG KONG -- (3.2%)
    Other Securities............                       454,049,994                3.3%
                                                    --------------               ----
IRELAND -- (0.1%)
    Other Securities............                        13,594,966                0.1%
                                                    --------------               ----
ISRAEL -- (0.7%)
    Other Securities............                       100,886,550                0.7%
                                                    --------------               ----
ITALY -- (5.1%)
#*  Banco BPM SpA............... 25,325,494             60,287,784                0.4%
#   BPER Banca.................. 14,354,646             69,015,446                0.5%
#   Buzzi Unicem SpA............  2,457,060             54,781,702                0.4%
*   Saipem SpA.................. 13,917,366             70,595,564                0.5%
    Societa Cattolica di
      Assicurazioni SC..........  4,984,565             46,441,266                0.3%
#   Unione di Banche Italiane
      SpA....................... 25,232,083             78,771,560                0.6%
    Unipol Gruppo SpA........... 12,113,158             61,706,155                0.5%
    Other Securities............                       292,928,959                2.1%
                                                    --------------               ----
TOTAL ITALY.....................                       734,528,436                5.3%
                                                    --------------               ----
JAPAN -- (23.3%)
    Other Securities............                     3,342,221,086               24.2%
                                                    --------------               ----
NETHERLANDS -- (2.9%)
    APERAM SA...................  1,534,555             47,342,277                0.3%
    ASR Nederland NV............  1,361,979             60,599,950                0.4%
#   Boskalis Westminster........  2,428,813             66,658,949                0.5%
    SBM Offshore NV.............  5,272,467             97,838,067                0.7%
    Other Securities............                       147,279,313                1.1%
                                                    --------------               ----
TOTAL NETHERLANDS...............                       419,718,556                3.0%
                                                    --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities............                        56,888,500                0.4%
                                                    --------------               ----
NORWAY -- (1.0%)
    Other Securities............                       144,965,724                1.1%
                                                    --------------               ----
PORTUGAL -- (0.4%)
    Other Securities............                        52,714,854                0.4%
                                                    --------------               ----
SINGAPORE -- (0.9%)
    Other Securities............                       135,457,705                1.0%
                                                    --------------               ----
SPAIN -- (2.5%)
    Acciona SA..................    808,315             93,749,013                0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Acerinox SA..................................  4,586,964         $    47,775,309                0.4%
      Other Securities.............................                        218,669,739                1.5%
                                                                       ---------------              -----
TOTAL SPAIN........................................                        360,194,061                2.6%
                                                                       ---------------              -----
SWEDEN -- (2.4%)
      Other Securities.............................                        344,055,774                2.5%
                                                                       ---------------              -----
SWITZERLAND -- (3.8%)
      Helvetia Holding AG..........................    124,493              79,112,059                0.6%
      Other Securities.............................                        459,928,963                3.3%
                                                                       ---------------              -----
TOTAL SWITZERLAND..................................                        539,041,022                3.9%
                                                                       ---------------              -----
UNITED KINGDOM -- (15.9%)
      Aggreko P.L.C................................  4,276,442              47,674,741                0.4%
      Bellway P.L.C................................  3,238,330             131,500,270                1.0%
      Bovis Homes Group P.L.C......................  4,767,183              69,118,189                0.5%
      Close Brothers Group P.L.C...................  2,938,517              59,578,070                0.4%
      Grafton Group P.L.C..........................  5,338,210              61,525,374                0.5%
      Greene King P.L.C............................  9,040,744              75,715,316                0.6%
      Hiscox, Ltd..................................  5,112,603             111,826,369                0.8%
      Meggitt P.L.C................................ 13,157,225              93,624,479                0.7%
      National Express Group P.L.C................. 10,266,182              55,045,202                0.4%
      Phoenix Group Holdings P.L.C.................  9,980,022              94,335,610                0.7%
      Redrow P.L.C.................................  7,551,086              60,780,663                0.4%
      Travis Perkins P.L.C.........................  4,528,375              82,628,035                0.6%
      Tullow Oil P.L.C............................. 26,387,832              77,372,331                0.6%
      Vesuvius P.L.C...............................  7,530,093              60,751,698                0.4%
      Other Securities.............................                      1,197,482,727                8.5%
                                                                       ---------------              -----
TOTAL UNITED KINGDOM...............................                      2,278,959,074               16.5%
                                                                       ---------------              -----
TOTAL COMMON STOCKS................................                     13,510,099,849               97.9%
                                                                       ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities.............................                         14,629,570                0.1%
                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.............................                            321,588                0.0%
                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES........................                     13,525,051,007
                                                                       ---------------

                                                                           VALUE+
                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  The DFA Short Term Investment Fund........... 68,907,478             797,328,425                5.8%
                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,520,917,039).........................                      $14,322,379,432              103.8%
                                                                       ===============              =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of April 30, 2019, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index...........   1,162    06/21/19  $165,091,553 $171,307,850   $6,216,297
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $165,091,553 $171,307,850   $6,216,297
                                                         ============ ============   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Common Stocks
   Australia.................................             -- $ 1,009,088,173   --    $ 1,009,088,173
   Austria...................................             --     138,694,353   --        138,694,353
   Belgium...................................             --     213,777,229   --        213,777,229
   Canada.................................... $1,142,248,389              66   --      1,142,248,455
   China.....................................             --       2,684,455   --          2,684,455
   Denmark...................................             --     225,303,083   --        225,303,083
   Finland...................................             --     339,358,047   --        339,358,047
   France....................................             --     582,730,826   --        582,730,826
   Germany...................................             --     878,936,999   --        878,936,999
   Greece....................................             --           1,927   --              1,927
   Hong Kong.................................        501,286     453,548,708   --        454,049,994
   Ireland...................................             --      13,594,966   --         13,594,966
   Israel....................................             --     100,886,550   --        100,886,550
   Italy.....................................             --     734,528,436   --        734,528,436
   Japan.....................................             --   3,342,221,086   --      3,342,221,086
   Netherlands...............................             --     419,718,556   --        419,718,556
   New Zealand...............................             --      56,888,500   --         56,888,500
   Norway....................................             --     144,965,724   --        144,965,724
   Portugal..................................             --      52,714,854   --         52,714,854
   Singapore.................................             --     135,457,705   --        135,457,705
   Spain.....................................             --     360,194,061   --        360,194,061
   Sweden....................................      4,356,064     339,699,710   --        344,055,774
   Switzerland...............................             --     539,041,022   --        539,041,022
   United Kingdom............................             --   2,278,959,074   --      2,278,959,074
Preferred Stocks
   Germany...................................             --      14,629,570   --         14,629,570
Rights/Warrants
   Canada....................................             --         315,178   --            315,178
   Japan.....................................             --           6,410   --              6,410
Securities Lending Collateral................             --     797,328,425   --        797,328,425
Futures Contracts**..........................      6,216,297              --   --          6,216,297
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $1,153,322,036 $13,175,273,693   --    $14,328,595,729
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                        SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                        ------- ------------------------------- ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking
      Group, Ltd....................... 253,042          $  4,854,504                 0.2%
    BHP Group, Ltd..................... 314,531             8,323,227                 0.3%
    National Australia Bank, Ltd....... 266,218             4,753,330                 0.2%
    Other Securities...................                   146,397,949                 5.7%
                                                         ------------                 ---
TOTAL AUSTRALIA........................                   164,329,010                 6.4%
                                                         ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities...................                    18,509,683                 0.7%
                                                         ------------                 ---
BELGIUM -- (1.2%)
    Other Securities...................                    32,170,816                 1.2%
                                                         ------------                 ---
CANADA -- (8.6%)
    Bank of Nova Scotia (The)..........  96,755             5,327,330                 0.2%
    Barrick Gold Corp.................. 351,525             4,471,398                 0.2%
    Canadian Natural Resources, Ltd.... 173,634             5,205,547                 0.2%
    Suncor Energy, Inc................. 125,816             4,151,928                 0.2%
    Teck Resources, Ltd., Class B...... 260,318             6,156,521                 0.3%
    Other Securities...................                   210,308,016                 8.0%
                                                         ------------                 ---
TOTAL CANADA...........................                   235,620,740                 9.1%
                                                         ------------                 ---
CHINA -- (0.0%)
    Other Securities...................                       234,438                 0.0%
                                                         ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S..................  95,918             4,916,304                 0.2%
    Other Securities...................                    45,307,175                 1.7%
                                                         ------------                 ---
TOTAL DENMARK..........................                    50,223,479                 1.9%
                                                         ------------                 ---
FINLAND -- (1.8%)
    UPM-Kymmene Oyj.................... 228,744             6,458,544                 0.3%
    Other Securities...................                    42,762,198                 1.6%
                                                         ------------                 ---
TOTAL FINLAND..........................                    49,220,742                 1.9%
                                                         ------------                 ---
FRANCE -- (6.8%)
    Arkema SA..........................  50,957             5,232,090                 0.2%
    BNP Paribas SA.....................  90,176             4,800,347                 0.2%
    Cie de Saint-Gobain................ 149,152             6,115,224                 0.2%
    Orange SA.......................... 287,736             4,496,897                 0.2%
#   Peugeot SA......................... 315,797             8,279,843                 0.3%
    Total SA........................... 257,810            14,331,854                 0.6%
    Other Securities...................                   143,604,280                 5.5%
                                                         ------------                 ---
TOTAL FRANCE...........................                   186,860,535                 7.2%
                                                         ------------                 ---
GERMANY -- (6.5%)
    Allianz SE.........................  24,364             5,889,123                 0.2%
    BASF SE............................  54,159             4,421,592                 0.2%
    Bayer AG...........................  64,921             4,319,507                 0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Bayerische Motoren Werke AG..................    50,795          $  4,333,241                 0.2%
*   Commerzbank AG...............................   560,765             5,054,393                 0.2%
    Daimler AG...................................   139,507             9,156,678                 0.4%
    E.ON SE......................................   588,434             6,326,680                 0.3%
    Other Securities.............................                     138,549,174                 5.2%
                                                                     ------------                ----
TOTAL GERMANY....................................                     178,050,388                 6.9%
                                                                     ------------                ----
HONG KONG -- (2.8%)
    Other Securities.............................                      77,556,491                 3.0%
                                                                     ------------                ----
IRELAND -- (0.6%)
    Other Securities.............................                      16,928,203                 0.7%
                                                                     ------------                ----
ISRAEL -- (0.8%)
    Other Securities.............................                      23,157,968                 0.9%
                                                                     ------------                ----
ITALY -- (2.9%)
    Fiat Chrysler Automobiles NV.................   368,536             5,679,654                 0.2%
    Other Securities.............................                      74,498,655                 2.9%
                                                                     ------------                ----
TOTAL ITALY......................................                      80,178,309                 3.1%
                                                                     ------------                ----
JAPAN -- (21.9%)
    Mitsubishi UFJ Financial Group, Inc..........   928,900             4,608,761                 0.2%
    Toyota Motor Corp............................    73,263             4,535,745                 0.2%
    Toyota Motor Corp., Sponsored ADR............    36,827             4,551,817                 0.2%
    Other Securities.............................                     584,585,279                22.5%
                                                                     ------------                ----
TOTAL JAPAN......................................                     598,281,602                23.1%
                                                                     ------------                ----
NETHERLANDS -- (2.5%)
    ASR Nederland NV.............................    90,869             4,043,129                 0.2%
    Other Securities.............................                      63,759,149                 2.4%
                                                                     ------------                ----
TOTAL NETHERLANDS................................                      67,802,278                 2.6%
                                                                     ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.............................                      13,309,584                 0.5%
                                                                     ------------                ----
NORWAY -- (1.0%)
    Other Securities.............................                      27,423,029                 1.1%
                                                                     ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.............................                       9,588,818                 0.4%
                                                                     ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.............................                      27,250,032                 1.1%
                                                                     ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA........................... 1,159,792             5,879,419                 0.2%
    Other Securities.............................                      45,702,324                 1.8%
                                                                     ------------                ----
TOTAL SPAIN......................................                      51,581,743                 2.0%
                                                                     ------------                ----
SWEDEN -- (2.7%)
    Other Securities.............................                      73,067,775                 2.8%
                                                                     ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (5.8%)
      Adecco Group AG.........................     92,364         $    5,306,587                 0.2%
#     Baloise Holding AG......................     23,966              4,108,762                 0.2%
      Helvetia Holding AG.....................      7,972              5,065,998                 0.2%
      Nestle SA...............................    110,012             10,591,692                 0.4%
      Novartis AG.............................     52,784              4,325,124                 0.2%
      Novartis AG, Sponsored ADR..............     73,269              6,024,910                 0.2%
      Zurich Insurance Group AG...............     14,600              4,654,009                 0.2%
      Other Securities........................                       119,286,320                 4.6%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       159,363,402                 6.2%
                                                                  --------------               -----
UNITED KINGDOM -- (15.0%)
      Anglo American P.L.C....................    296,123              7,684,303                 0.3%
      Aviva P.L.C.............................    758,044              4,257,270                 0.2%
      BP P.L.C., Sponsored ADR................    244,019             10,670,958                 0.4%
      British American Tobacco P.L.C..........    165,283              6,470,651                 0.3%
      Glencore P.L.C..........................  1,539,187              6,106,815                 0.2%
      HSBC Holdings P.L.C., Sponsored ADR.....    303,186             13,209,814                 0.5%
      Kingfisher P.L.C........................  1,175,179              4,052,236                 0.2%
      Lloyds Banking Group P.L.C..............  6,332,142              5,178,648                 0.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................    161,774             10,277,490                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................    102,022              6,620,208                 0.3%
      Standard Chartered P.L.C................    573,981              5,248,007                 0.2%
      Travis Perkins P.L.C....................    285,927              5,217,233                 0.2%
      Other Securities........................                       325,556,869                12.5%
                                                                  --------------               -----
TOTAL UNITED KINGDOM..........................                       410,550,502                15.9%
                                                                  --------------               -----
UNITED STATES -- (0.0%)
      Other Securities........................                         1,222,313                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     2,552,481,880                98.7%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     32,365              5,650,997                 0.2%
      Other Securities........................                         8,584,636                 0.3%
                                                                  --------------               -----
TOTAL GERMANY.................................                        14,235,633                 0.5%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            11,631                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        14,247,264                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           112,313                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     2,566,841,457
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (6.3%)
@(S)  The DFA Short Term Investment Fund...... 14,838,909            171,701,017                 6.7%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,484,658,648).....................                      $2,738,542,474               105.9%
                                                                  ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $  3,352,135 $  160,976,875   --    $  164,329,010
   Austria..............................           --     18,509,683   --        18,509,683
   Belgium..............................      571,706     31,599,110   --        32,170,816
   Canada...............................  235,361,131        259,609   --       235,620,740
   China................................           --        234,438   --           234,438
   Denmark..............................      125,288     50,098,191   --        50,223,479
   Finland..............................      140,180     49,080,562   --        49,220,742
   France...............................      513,859    186,346,676   --       186,860,535
   Germany..............................    4,504,988    173,545,400   --       178,050,388
   Hong Kong............................      345,200     77,211,291   --        77,556,491
   Ireland..............................    2,645,025     14,283,178   --        16,928,203
   Israel...............................      994,653     22,163,315   --        23,157,968
   Italy................................    1,057,536     79,120,773   --        80,178,309
   Japan................................    9,705,190    588,576,412   --       598,281,602
   Netherlands..........................    7,506,412     60,295,866   --        67,802,278
   New Zealand..........................        9,148     13,300,436   --        13,309,584
   Norway...............................      282,744     27,140,285   --        27,423,029
   Portugal.............................           --      9,588,818   --         9,588,818
   Singapore............................        4,124     27,245,908   --        27,250,032
   Spain................................    1,761,885     49,819,858   --        51,581,743
   Sweden...............................      343,373     72,724,402   --        73,067,775
   Switzerland..........................   11,323,848    148,039,554   --       159,363,402
   United Kingdom.......................   59,584,175    350,966,327   --       410,550,502
   United States........................    1,210,449         11,864   --         1,222,313
Preferred Stocks
   Germany..............................           --     14,235,633   --        14,235,633
   United Kingdom.......................           --         11,631   --            11,631
Rights/Warrants
   Canada...............................           --         63,937   --            63,937
   Hong Kong............................           --            823   --               823
   Sweden...............................           --         42,548   --            42,548
   Switzerland..........................           --          5,005   --             5,005
Securities Lending Collateral...........           --    171,701,017   --       171,701,017
                                         ------------ --------------   --    --------------
TOTAL................................... $341,343,049 $2,397,199,425   --    $2,738,542,474
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.8%)
    BHP Group, Ltd.......................... 193,864           $ 5,130,096                 1.2%
    CSL, Ltd................................  22,583             3,167,532                 0.7%
    Other Securities........................                    18,500,807                 4.2%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    26,798,435                 6.1%
                                                               -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities........................                       786,232                 0.2%
                                                               -----------                 ---
BELGIUM -- (1.0%)
#   Anheuser-Busch InBev SA.................  30,001             2,667,303                 0.6%
    Other Securities........................                     2,171,214                 0.5%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     4,838,517                 1.1%
                                                               -----------                 ---
CANADA -- (8.1%)
    Canadian National Railway Co............  34,801             3,228,837                 0.7%
    Magna International, Inc................  35,924             1,998,811                 0.5%
    Royal Bank of Canada....................  34,564             2,754,405                 0.6%
    Other Securities........................                    29,599,791                 6.8%
                                                               -----------                 ---
TOTAL CANADA................................                    37,581,844                 8.6%
                                                               -----------                 ---
DENMARK -- (1.4%)
    Novo Nordisk A.S., Class B.............. 112,830             5,528,054                 1.2%
    Other Securities........................                     1,191,149                 0.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     6,719,203                 1.5%
                                                               -----------                 ---
FINLAND -- (0.9%)
    Other Securities........................                     4,239,688                 1.0%
                                                               -----------                 ---
FRANCE -- (9.4%)
    Airbus SE...............................  27,556             3,773,234                 0.9%
    Cie Generale des Etablissements
      Michelin SCA..........................  20,502             2,651,124                 0.6%
    Danone SA...............................  29,506             2,386,373                 0.5%
#   Kering SA...............................   3,989             2,360,508                 0.5%
    Legrand SA..............................  27,507             2,023,219                 0.5%
#   LVMH Moet Hennessy Louis Vuitton SE.....  16,314             6,405,155                 1.5%
    Orange SA............................... 135,207             2,113,090                 0.5%
#   Vinci SA................................  29,561             2,985,551                 0.7%
    Other Securities........................                    18,756,744                 4.2%
                                                               -----------                 ---
TOTAL FRANCE................................                    43,454,998                 9.9%
                                                               -----------                 ---
GERMANY -- (6.9%)
    Adidas AG...............................   9,039             2,328,338                 0.5%
    BASF SE.................................  46,056             3,760,055                 0.9%
    Deutsche Boerse AG......................  15,758             2,105,621                 0.5%
    Deutsche Post AG........................  59,452             2,066,577                 0.5%
    Deutsche Telekom AG..................... 208,363             3,491,101                 0.8%
    E.ON SE................................. 236,568             2,543,514                 0.6%
    Infineon Technologies AG................ 103,951             2,464,220                 0.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                            SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                            ------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.......................                   $13,212,213                 2.9%
                                                              -----------                ----
TOTAL GERMANY..............................                    31,971,639                 7.3%
                                                              -----------                ----
HONG KONG -- (2.9%)
    Hong Kong Exchanges & Clearing, Ltd....  63,435             2,203,656                 0.5%
    Other Securities.......................                    11,284,908                 2.6%
                                                              -----------                ----
TOTAL HONG KONG............................                    13,488,564                 3.1%
                                                              -----------                ----
IRELAND -- (0.4%)
    Other Securities.......................                     1,919,748                 0.4%
                                                              -----------                ----
ISRAEL -- (0.4%)
    Other Securities.......................                     1,758,648                 0.4%
                                                              -----------                ----
ITALY -- (1.9%)
    Eni SpA................................ 117,209             1,997,375                 0.5%
    Other Securities.......................                     6,826,675                 1.5%
                                                              -----------                ----
TOTAL ITALY................................                     8,824,050                 2.0%
                                                              -----------                ----
JAPAN -- (21.0%)
    KDDI Corp.............................. 133,900             3,086,066                 0.7%
    SoftBank Group Corp....................  57,500             6,096,801                 1.4%
    Sony Corp..............................  87,200             4,392,098                 1.0%
    Other Securities.......................                    83,748,249                19.1%
                                                              -----------                ----
TOTAL JAPAN................................                    97,323,214                22.2%
                                                              -----------                ----
NETHERLANDS -- (3.0%)
#   ASML Holding NV........................   9,811             2,048,643                 0.5%
    Unilever NV............................  78,582             4,754,997                 1.1%
    Wolters Kluwer NV......................  31,955             2,230,378                 0.5%
    Other Securities.......................                     4,826,671                 1.1%
                                                              -----------                ----
TOTAL NETHERLANDS..........................                    13,860,689                 3.2%
                                                              -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.......................                     1,069,995                 0.2%
                                                              -----------                ----
NORWAY -- (0.8%)
    Equinor ASA............................  95,318             2,124,793                 0.5%
    Other Securities.......................                     1,739,230                 0.4%
                                                              -----------                ----
TOTAL NORWAY...............................                     3,864,023                 0.9%
                                                              -----------                ----
PORTUGAL -- (0.1%)
    Other Security.........................                       394,376                 0.1%
                                                              -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.......................                     4,835,433                 1.1%
                                                              -----------                ----
SPAIN -- (2.8%)
    Telefonica SA.......................... 353,217             2,944,894                 0.7%
    Other Securities.......................                    10,256,295                 2.3%
                                                              -----------                ----
TOTAL SPAIN................................                    13,201,189                 3.0%
                                                              -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                           PERCENTAGE
                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               --------- ------------------------------- ---------------
SWEDEN -- (2.5%)
      Other Securities........................                    $ 11,380,969                  2.6%
                                                                  ------------                -----
SWITZERLAND -- (7.5%)
      ABB, Ltd................................   124,551             2,561,853                  0.6%
      Givaudan SA.............................     1,064             2,755,020                  0.6%
      Nestle SA...............................    53,459             5,146,904                  1.2%
      Roche Holding AG........................    46,633            12,304,737                  2.8%
      Other Securities........................                      12,116,086                  2.7%
                                                                  ------------                -----
TOTAL SWITZERLAND.............................                      34,884,600                  7.9%
                                                                  ------------                -----
UNITED KINGDOM -- (14.9%)
#     AstraZeneca P.L.C., Sponsored ADR.......   143,050             5,387,263                  1.2%
      BAE Systems P.L.C.......................   380,128             2,443,189                  0.6%
      BHP Group P.L.C.........................   131,628             3,107,021                  0.7%
      BT Group P.L.C.......................... 1,117,363             3,334,226                  0.8%
      Diageo P.L.C., Sponsored ADR............    31,343             5,285,683                  1.2%
      Experian P.L.C..........................    99,104             2,884,809                  0.7%
      Ferguson P.L.C..........................    29,833             2,123,107                  0.5%
      GlaxoSmithKline P.L.C., Sponsored ADR...   110,184             4,531,868                  1.0%
      Rio Tinto P.L.C., Sponsored ADR.........    58,717             3,458,431                  0.8%
      SSE P.L.C...............................   137,330             2,054,817                  0.5%
      Unilever P.L.C., Sponsored ADR..........    57,860             3,517,888                  0.8%
      Other Securities........................                      30,816,173                  6.9%
                                                                  ------------                -----
TOTAL UNITED KINGDOM..........................                      68,944,475                 15.7%
                                                                  ------------                -----
TOTAL COMMON STOCKS...........................                     432,140,529                 98.5%
                                                                  ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG...........................    13,688             2,389,953                  0.5%
      Other Securities........................                       1,118,059                  0.3%
                                                                  ------------                -----
TOTAL GERMANY.................................                       3,508,012                  0.8%
                                                                  ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                          13,814                  0.0%
                                                                  ------------                -----
TOTAL PREFERRED STOCKS........................                       3,521,826                  0.8%
                                                                  ------------                -----
TOTAL INVESTMENT SECURITIES...................                     435,662,355
                                                                  ------------

                                                                     VALUE+
                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (6.1%)
@(S)  The DFA Short Term Investment Fund...... 2,456,957            28,429,451                  6.5%
                                                                  ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $453,336,694).......................                      $464,091,806                105.8%
                                                                  ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                                LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ----------- ------------ ------- ------------
Common Stocks
   Australia.................................          -- $ 26,798,435   --    $ 26,798,435
   Austria...................................          --      786,232   --         786,232
   Belgium...................................          --    4,838,517   --       4,838,517
   Canada.................................... $37,581,844           --   --      37,581,844
   Denmark...................................          --    6,719,203   --       6,719,203
   Finland...................................          --    4,239,688   --       4,239,688
   France....................................          --   43,454,998   --      43,454,998
   Germany...................................          --   31,971,639   --      31,971,639
   Hong Kong.................................          --   13,488,564   --      13,488,564
   Ireland...................................      72,785    1,846,963   --       1,919,748
   Israel....................................     475,162    1,283,486   --       1,758,648
   Italy.....................................   1,066,611    7,757,439   --       8,824,050
   Japan.....................................          --   97,323,214   --      97,323,214
   Netherlands...............................   5,358,487    8,502,202   --      13,860,689
   New Zealand...............................          --    1,069,995   --       1,069,995
   Norway....................................          --    3,864,023   --       3,864,023
   Portugal..................................          --      394,376   --         394,376
   Singapore.................................          --    4,835,433   --       4,835,433
   Spain.....................................          --   13,201,189   --      13,201,189
   Sweden....................................          --   11,380,969   --      11,380,969
   Switzerland...............................      35,390   34,849,210   --      34,884,600
   United Kingdom............................  23,379,473   45,565,002   --      68,944,475
Preferred Stocks
   Germany...................................          --    3,508,012   --       3,508,012
   United Kingdom............................          --       13,814   --          13,814
Securities Lending Collateral................          --   28,429,451   --      28,429,451
                                              ----------- ------------   --    ------------
TOTAL........................................ $67,969,752 $396,122,054   --    $464,091,806
                                              =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
   The DFA Investment Trust Company..........................           $181,089,000
Investment in Dimensional Emerging Markets Value Fund........             75,229,703
Investment in DFA International Small Cap Value Portfolio of
   DFA Investment Dimensions Group Inc....................... 1,380,166   25,795,301
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $264,095,856).........................................           $282,114,004
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                             LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                           ------------ ------- ------- ------------
Affiliated Investment Companies........... $282,114,004   --      --    $282,114,004
                                           ------------   --      --    ------------
TOTAL..................................... $282,114,004   --      --    $282,114,004
                                           ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
COMMON STOCKS -- (99.1%)
AUSTRALIA -- (5.3%)
    BlueScope Steel, Ltd.................... 117,966           $ 1,121,006                 0.2%
    Boral, Ltd.............................. 337,513             1,155,523                 0.2%
    Incitec Pivot, Ltd...................... 464,128             1,102,956                 0.2%
    Other Securities........................                    25,866,726                 4.7%
                                                               -----------                 ---
TOTAL AUSTRALIA.............................                    29,246,211                 5.3%
                                                               -----------                 ---
AUSTRIA -- (0.6%)
    Raiffeisen Bank International AG........  43,878             1,170,325                 0.2%
    Other Securities........................                     2,284,689                 0.4%
                                                               -----------                 ---
TOTAL AUSTRIA...............................                     3,455,014                 0.6%
                                                               -----------                 ---
BELGIUM -- (1.1%)
    Ageas...................................  35,582             1,880,346                 0.4%
    Other Securities........................                     4,033,830                 0.7%
                                                               -----------                 ---
TOTAL BELGIUM...............................                     5,914,176                 1.1%
                                                               -----------                 ---
BRAZIL -- (1.8%)
    Other Securities........................                     9,795,246                 1.8%
                                                               -----------                 ---
CANADA -- (6.2%)
*   Kinross Gold Corp....................... 413,553             1,315,023                 0.2%
    Lundin Mining Corp...................... 216,814             1,163,613                 0.2%
    Tourmaline Oil Corp.....................  83,893             1,254,293                 0.2%
    Other Securities........................                    30,594,535                 5.6%
                                                               -----------                 ---
TOTAL CANADA................................                    34,327,464                 6.2%
                                                               -----------                 ---
CHILE -- (0.2%)
    Other Securities........................                     1,228,505                 0.2%
                                                               -----------                 ---
CHINA -- (6.9%)
    Other Securities........................                    37,837,811                 6.8%
                                                               -----------                 ---
COLOMBIA -- (0.1%)
    Other Securities........................                       530,455                 0.1%
                                                               -----------                 ---
DENMARK -- (1.5%)
    ISS A.S.................................  34,088             1,061,555                 0.2%
    Other Securities........................                     7,192,246                 1.3%
                                                               -----------                 ---
TOTAL DENMARK...............................                     8,253,801                 1.5%
                                                               -----------                 ---
FINLAND -- (1.6%)
    Huhtamaki Oyj...........................  30,631             1,171,365                 0.2%
    Other Securities........................                     7,738,337                 1.4%
                                                               -----------                 ---
TOTAL FINLAND...............................                     8,909,702                 1.6%
                                                               -----------                 ---
FRANCE -- (4.2%)
    Arkema SA...............................  18,073             1,855,674                 0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA................................  88,383           $ 1,188,212                 0.2%
    SCOR SE.................................  47,204             1,927,084                 0.4%
    Valeo SA................................  44,231             1,608,802                 0.3%
    Other Securities........................                    16,638,567                 3.0%
                                                               -----------                ----
TOTAL FRANCE................................                    23,218,339                 4.2%
                                                               -----------                ----
GERMANY -- (5.6%)
*   Commerzbank AG.......................... 311,524             2,807,888                 0.5%
    Covestro AG.............................  26,810             1,473,145                 0.3%
    Fraport AG Frankfurt Airport Services
      Worldwide.............................  12,970             1,079,689                 0.2%
    GEA Group AG............................  45,578             1,276,990                 0.2%
    K+S AG..................................  59,745             1,216,550                 0.2%
    KION Group AG...........................  19,993             1,375,371                 0.3%
    Rheinmetall AG..........................  12,040             1,387,345                 0.3%
    RWE AG..................................  51,929             1,331,981                 0.2%
    Other Securities........................                    18,669,126                 3.3%
                                                               -----------                ----
TOTAL GERMANY...............................                    30,618,085                 5.5%
                                                               -----------                ----
GREECE -- (0.0%)
    Other Securities........................                        92,714                 0.0%
                                                               -----------                ----
HONG KONG -- (2.0%)
    Other Securities........................                    10,860,128                 1.9%
                                                               -----------                ----
INDIA -- (2.7%)
    Other Securities........................                    14,806,923                 2.7%
                                                               -----------                ----
INDONESIA -- (0.6%)
    Other Securities........................                     3,229,386                 0.6%
                                                               -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C............. 376,009             2,403,640                 0.4%
    Other Securities........................                     1,723,480                 0.3%
                                                               -----------                ----
TOTAL IRELAND...............................                     4,127,120                 0.7%
                                                               -----------                ----
ISRAEL -- (0.5%)
    Other Securities........................                     2,681,922                 0.5%
                                                               -----------                ----
ITALY -- (2.7%)
*   Banco BPM SpA........................... 469,718             1,118,173                 0.2%
    Mediobanca Banca di Credito Finanziario
      SpA................................... 181,748             1,926,402                 0.4%
    Other Securities........................                    11,742,143                 2.1%
                                                               -----------                ----
TOTAL ITALY.................................                    14,786,718                 2.7%
                                                               -----------                ----
JAPAN -- (17.8%)
    Other Securities........................                    98,114,421                17.7%
                                                               -----------                ----
MALAYSIA -- (0.8%)
    Other Securities........................                     4,656,785                 0.8%
                                                               -----------                ----
MEXICO -- (0.8%)
    Other Securities........................                     4,195,121                 0.7%
                                                               -----------                ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                       PERCENTAGE
                                             SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------- ------------------------------- ---------------
NETHERLANDS -- (1.8%)
    ASR Nederland NV........................  44,759           $ 1,991,509                 0.4%
    Randstad NV.............................  32,096             1,835,610                 0.3%
    Other Securities........................                     5,990,083                 1.1%
                                                               -----------                 ---
TOTAL NETHERLANDS...........................                     9,817,202                 1.8%
                                                               -----------                 ---
NEW ZEALAND -- (0.4%)
    Other Securities........................                     2,177,834                 0.4%
                                                               -----------                 ---
NORWAY -- (0.9%)
    Other Securities........................                     4,988,111                 0.9%
                                                               -----------                 ---
PHILIPPINES -- (0.3%)
    Other Securities........................                     1,750,444                 0.3%
                                                               -----------                 ---
POLAND -- (0.4%)
    Other Securities........................                     2,326,670                 0.4%
                                                               -----------                 ---
PORTUGAL -- (0.3%)
    Other Securities........................                     1,583,684                 0.3%
                                                               -----------                 ---
RUSSIA -- (0.2%)
    Other Securities........................                     1,093,642                 0.2%
                                                               -----------                 ---
SINGAPORE -- (0.7%)
    Other Securities........................                     3,699,849                 0.7%
                                                               -----------                 ---
SOUTH AFRICA -- (1.6%)
    Other Securities........................                     9,074,674                 1.6%
                                                               -----------                 ---
SOUTH KOREA -- (4.4%)
    Other Securities........................                    23,979,637                 4.3%
                                                               -----------                 ---
SPAIN -- (2.0%)
    Banco de Sabadell SA.................... 940,647             1,095,228                 0.2%
    Siemens Gamesa Renewable Energy SA......  70,530             1,266,751                 0.2%
    Other Securities........................                     8,623,004                 1.6%
                                                               -----------                 ---
TOTAL SPAIN.................................                    10,984,983                 2.0%
                                                               -----------                 ---
SWEDEN -- (2.1%)
    Other Securities........................                    11,721,413                 2.1%
                                                               -----------                 ---
SWITZERLAND -- (3.0%)
    Adecco Group AG.........................  41,835             2,403,545                 0.5%
    Baloise Holding AG......................  14,564             2,496,871                 0.5%
    Other Securities........................                    11,704,356                 2.0%
                                                               -----------                 ---
TOTAL SWITZERLAND...........................                    16,604,772                 3.0%
                                                               -----------                 ---
TAIWAN -- (4.0%)
    Other Securities........................                    22,189,449                 4.0%
                                                               -----------                 ---
THAILAND -- (0.8%)
    Other Securities........................                     4,267,816                 0.8%
                                                               -----------                 ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                               SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ------- ------------------------------- ---------------
TURKEY -- (0.2%)
      Other Securities........................                  $  1,131,716                 0.2%
                                                                ------------                ----
UNITED KINGDOM -- (12.2%)
      Banco Esprito Santa S.A.................  70,105             1,777,083                 0.3%
      Barratt Developments P.L.C.............. 315,818             2,484,490                 0.5%
      Bellway P.L.C...........................  39,175             1,590,796                 0.3%
      Berkeley Group Holdings P.L.C...........  30,006             1,471,993                 0.3%
      Cineworld Group P.L.C................... 257,540             1,068,714                 0.2%
      Direct Line Insurance Group P.L.C....... 396,236             1,705,023                 0.3%
      DS Smith P.L.C.......................... 325,866             1,522,007                 0.3%
      Investec P.L.C.......................... 211,733             1,343,764                 0.2%
      John Wood Group P.L.C................... 173,764             1,065,305                 0.2%
      Kingfisher P.L.C........................ 558,682             1,926,440                 0.4%
      Phoenix Group Holdings P.L.C............ 129,773             1,226,672                 0.2%
      RSA Insurance Group P.L.C............... 159,774             1,132,655                 0.2%
      Tate & Lyle P.L.C....................... 109,620             1,098,697                 0.2%
      Taylor Wimpey P.L.C..................... 951,078             2,254,822                 0.4%
      Travis Perkins P.L.C....................  79,648             1,453,316                 0.3%
      Tullow Oil P.L.C........................ 435,039             1,275,588                 0.2%
      Wm Morrison Supermarkets P.L.C.......... 712,962             2,009,570                 0.4%
      Other Securities........................                    40,478,083                 7.2%
                                                                ------------                ----
TOTAL UNITED KINGDOM..........................                    66,885,018                12.1%
                                                                ------------                ----
UNITED STATES -- (0.0%)
      Other Security..........................                           137                 0.0%
                                                                ------------                ----
TOTAL COMMON STOCKS...........................                   545,163,098                98.3%
                                                                ------------                ----
PREFERRED STOCKS -- (0.5%)
BRAZIL -- (0.3%)
      Other Securities........................                     1,962,639                 0.4%
                                                                ------------                ----
COLOMBIA -- (0.0%)
      Other Security..........................                        47,914                 0.0%
                                                                ------------                ----
GERMANY -- (0.2%)
      Other Securities........................                     1,038,446                 0.2%
                                                                ------------                ----
TOTAL PREFERRED STOCKS........................                     3,048,999                 0.6%
                                                                ------------                ----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                        26,292                 0.0%
                                                                ------------                ----
TOTAL INVESTMENT SECURITIES...................                   548,238,389
                                                                ------------

                                                                   VALUE+
                                                       -------------------------------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)  The DFA Short Term Investment Fund...... 167,260             1,935,363                 0.3%
                                                                ------------                ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $545,413,063).......................                    $550,173,752                99.2%
                                                                ============                ====

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia............................          -- $ 29,246,211   --    $ 29,246,211
   Austria..............................          --    3,455,014   --       3,455,014
   Belgium..............................          --    5,914,176   --       5,914,176
   Brazil............................... $ 9,795,246           --   --       9,795,246
   Canada...............................  33,965,112      362,352   --      34,327,464
   Chile................................   1,228,505           --   --       1,228,505
   China................................   2,791,086   35,046,725   --      37,837,811
   Colombia.............................     530,455           --   --         530,455
   Denmark..............................          --    8,253,801   --       8,253,801
   Finland..............................          --    8,909,702   --       8,909,702
   France...............................          --   23,218,339   --      23,218,339
   Germany..............................          --   30,618,085   --      30,618,085
   Greece...............................          --       92,714   --          92,714
   Hong Kong............................       3,941   10,856,187   --      10,860,128
   India................................     120,339   14,686,584   --      14,806,923
   Indonesia............................          --    3,229,386   --       3,229,386
   Ireland..............................          --    4,127,120   --       4,127,120
   Israel...............................          --    2,681,922   --       2,681,922
   Italy................................          --   14,786,718   --      14,786,718
   Japan................................          --   98,114,421   --      98,114,421
   Malaysia.............................          --    4,656,785   --       4,656,785
   Mexico...............................   4,195,121           --   --       4,195,121
   Netherlands..........................          --    9,817,202   --       9,817,202
   New Zealand..........................          --    2,177,834   --       2,177,834
   Norway...............................          --    4,988,111   --       4,988,111
   Philippines..........................          --    1,750,444   --       1,750,444
   Poland...............................          --    2,326,670   --       2,326,670
   Portugal.............................          --    1,583,684   --       1,583,684
   Russia...............................     878,603      215,039   --       1,093,642
   Singapore............................          --    3,699,849   --       3,699,849
   South Africa.........................     510,325    8,564,349   --       9,074,674
   South Korea..........................          --   23,979,637   --      23,979,637
   Spain................................          --   10,984,983   --      10,984,983
   Sweden...............................      78,402   11,643,011   --      11,721,413
   Switzerland..........................          --   16,604,772   --      16,604,772
   Taiwan...............................          --   22,189,449   --      22,189,449
   Thailand.............................   4,264,646        3,170   --       4,267,816
   Turkey...............................          --    1,131,716   --       1,131,716
   United Kingdom.......................          --   66,885,018   --      66,885,018
   United States........................          --          137   --             137
Preferred Stocks
   Brazil...............................   1,962,639           --   --       1,962,639
   Colombia.............................      47,914           --   --          47,914
   Germany..............................          --    1,038,446   --       1,038,446
Rights/Warrants
   Brazil...............................          --          656   --             656
   Canada...............................          --       12,692   --          12,692
   Hong Kong............................          --          337   --             337
   South Korea..........................          --       12,607   --          12,607
Securities Lending Collateral...........          --    1,935,363   --       1,935,363
                                         ----------- ------------   --    ------------
TOTAL................................... $60,372,334 $489,801,418   --    $550,173,752
                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (4.4%)
    BHP Group, Ltd...............................    487,213          $ 12,892,798                 0.4%
#   Commonwealth Bank of Australia...............    139,804             7,347,429                 0.2%
#   Westpac Banking Corp.........................    334,539             6,498,888                 0.2%
    Other Securities.............................                      139,231,490                 3.8%
                                                                      ------------                 ---
TOTAL AUSTRALIA..................................                      165,970,605                 4.6%
                                                                      ------------                 ---
AUSTRIA -- (0.4%)
    Other Securities.............................                       16,228,525                 0.5%
                                                                      ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.............................                       30,957,542                 0.9%
                                                                      ------------                 ---
BRAZIL -- (1.6%)
    Vale SA......................................    471,732             6,027,332                 0.2%
    Other Securities.............................                       53,716,228                 1.4%
                                                                      ------------                 ---
TOTAL BRAZIL.....................................                       59,743,560                 1.6%
                                                                      ------------                 ---
CANADA -- (6.1%)
    Bank of Montreal.............................     92,353             7,293,116                 0.2%
    Royal Bank of Canada.........................     91,254             7,272,031                 0.2%
    Other Securities.............................                      218,675,028                 6.0%
                                                                      ------------                 ---
TOTAL CANADA.....................................                      233,240,175                 6.4%
                                                                      ------------                 ---
CHILE -- (0.3%)
    Other Securities.............................                       10,406,136                 0.3%
                                                                      ------------                 ---
CHINA -- (7.9%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...     33,127             6,147,377                 0.2%
    China Construction Bank Corp., Class H....... 12,926,000            11,395,112                 0.3%
    China Mobile, Ltd............................    841,000             8,024,319                 0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H....................................  8,084,000             6,080,460                 0.2%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................    712,000             8,618,516                 0.3%
    Tencent Holdings, Ltd........................    307,300            15,146,093                 0.4%
    Other Securities.............................                      242,825,147                 6.6%
                                                                      ------------                 ---
TOTAL CHINA......................................                      298,237,024                 8.2%
                                                                      ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.............................                        3,434,489                 0.1%
                                                                      ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.............................                        1,852,898                 0.1%
                                                                      ------------                 ---
DENMARK -- (1.3%)
    Other Securities.............................                       48,237,838                 1.3%
                                                                      ------------                 ---
EGYPT -- (0.0%)
    Other Securities.............................                          210,815                 0.0%
                                                                      ------------                 ---

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CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
FINLAND -- (1.1%)
    Other Securities........................                    $ 42,318,404                 1.2%
                                                                ------------                 ---
FRANCE -- (5.7%)
#   LVMH Moet Hennessy Louis Vuitton SE.....    19,797             7,772,641                 0.2%
    Orange SA...............................   390,196             6,098,198                 0.2%
#   Peugeot SA..............................   282,821             7,415,249                 0.2%
#   Sanofi..................................    72,266             6,305,156                 0.2%
#   Total SA................................   269,003            14,954,081                 0.4%
    Other Securities........................                     172,813,723                 4.7%
                                                                ------------                 ---
TOTAL FRANCE................................                     215,359,048                 5.9%
                                                                ------------                 ---
GERMANY -- (5.0%)
    Allianz SE..............................    31,191             7,539,305                 0.2%
    BASF SE.................................   138,625            11,317,475                 0.3%
    Bayerische Motoren Werke AG.............    76,817             6,553,137                 0.2%
    Daimler AG..............................   174,048            11,423,810                 0.3%
    Deutsche Telekom AG.....................   609,489            10,211,927                 0.3%
    Other Securities........................                     144,047,572                 4.0%
                                                                ------------                 ---
TOTAL GERMANY...............................                     191,093,226                 5.3%
                                                                ------------                 ---
GREECE -- (0.0%)
    Other Securities........................                         666,287                 0.0%
                                                                ------------                 ---
HONG KONG -- (2.2%)
    AIA Group, Ltd.......................... 1,173,600            12,017,002                 0.4%
    Other Securities........................                      69,815,093                 1.9%
                                                                ------------                 ---
TOTAL HONG KONG.............................                      81,832,095                 2.3%
                                                                ------------                 ---
HUNGARY -- (0.1%)
    Other Securities........................                       3,593,032                 0.1%
                                                                ------------                 ---
INDIA -- (2.7%)
    Reliance Industries, Ltd................   296,998             5,948,406                 0.2%
    Other Securities........................                      95,762,390                 2.6%
                                                                ------------                 ---
TOTAL INDIA.................................                     101,710,796                 2.8%
                                                                ------------                 ---
INDONESIA -- (0.6%)
    Other Securities........................                      20,939,175                 0.6%
                                                                ------------                 ---
IRELAND -- (0.5%)
    Other Securities........................                      18,938,285                 0.5%
                                                                ------------                 ---
ISRAEL -- (0.5%)
    Other Securities........................                      19,173,205                 0.5%
                                                                ------------                 ---
ITALY -- (2.1%)
    Enel SpA................................ 1,025,364             6,492,772                 0.2%
    Eni SpA.................................   378,555             6,451,008                 0.2%
    Other Securities........................                      66,079,696                 1.8%
                                                                ------------                 ---
TOTAL ITALY.................................                      79,023,476                 2.2%
                                                                ------------                 ---

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
JAPAN -- (15.6%)
    Honda Motor Co., Ltd....................   259,300          $  7,235,230                 0.2%
    SoftBank Group Corp.....................    97,372            10,324,482                 0.3%
    Toyota Motor Corp.......................   287,188            17,779,936                 0.5%
    Other Securities........................                     557,881,499                15.3%
                                                                ------------                ----
TOTAL JAPAN.................................                     593,221,147                16.3%
                                                                ------------                ----
MALAYSIA -- (0.6%)
    Other Securities........................                      22,311,895                 0.6%
                                                                ------------                ----
MEXICO -- (0.7%)
    Other Securities........................                      27,144,120                 0.8%
                                                                ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities........................                      70,278,121                 1.9%
                                                                ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities........................                      11,709,084                 0.3%
                                                                ------------                ----
NORWAY -- (0.7%)
    Other Securities........................                      25,921,324                 0.7%
                                                                ------------                ----
PERU -- (0.0%)
    Other Securities........................                         516,631                 0.0%
                                                                ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities........................                      10,771,560                 0.3%
                                                                ------------                ----
POLAND -- (0.3%)
    Other Securities........................                      11,909,148                 0.3%
                                                                ------------                ----
PORTUGAL -- (0.2%)
    Other Securities........................                       6,515,495                 0.2%
                                                                ------------                ----
RUSSIA -- (0.3%)
    Other Securities........................                      10,649,081                 0.3%
                                                                ------------                ----
SINGAPORE -- (0.7%)
    Other Securities........................                      27,881,229                 0.8%
                                                                ------------                ----
SOUTH AFRICA -- (1.8%)
    Other Securities........................                      69,152,041                 1.9%
                                                                ------------                ----
SOUTH KOREA -- (3.7%)
    Samsung Electronics Co., Ltd............   589,596            23,181,272                 0.7%
    SK Hynix, Inc...........................    96,784             6,549,448                 0.2%
    Other Securities........................                     110,792,141                 3.0%
                                                                ------------                ----
TOTAL SOUTH KOREA...........................                     140,522,861                 3.9%
                                                                ------------                ----
SPAIN -- (1.7%)
#   Banco Santander SA...................... 1,662,997             8,430,356                 0.2%
    Iberdrola S.A...........................   704,062             6,398,087                 0.2%
    Other Securities........................                      50,029,086                 1.4%
                                                                ------------                ----
TOTAL SPAIN.................................                      64,857,529                 1.8%
                                                                ------------                ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
SWEDEN -- (1.9%)
    Other Securities........................                   $   72,586,602                2.0%
                                                               --------------               ----
SWITZERLAND -- (4.3%)
    ABB, Ltd................................   294,037              6,047,962                0.2%
    Nestle SA...............................   222,893             21,459,604                0.6%
    Novartis AG.............................   132,989             10,897,127                0.3%
    Roche Holding AG........................    43,545             11,489,927                0.3%
    Other Securities........................                      113,772,128                3.1%
                                                               --------------               ----
TOTAL SWITZERLAND...........................                      163,666,748                4.5%
                                                               --------------               ----
TAIWAN -- (3.8%)
    Other Securities........................                      144,026,769                4.0%
                                                               --------------               ----
THAILAND -- (0.7%)
    Other Securities........................                       26,016,746                0.7%
                                                               --------------               ----
TURKEY -- (0.2%)
    Other Securities........................                        7,581,942                0.2%
                                                               --------------               ----
UNITED KINGDOM -- (11.1%)
    Anglo American P.L.C....................   412,690             10,709,181                0.3%
    BP P.L.C., Sponsored ADR................   472,008             20,640,910                0.6%
    British American Tobacco P.L.C..........   161,622              6,327,327                0.2%
    Glencore P.L.C.......................... 1,708,314              6,777,835                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR.....   351,872             15,331,063                0.4%
    Legal & General Group P.L.C............. 1,662,435              6,045,494                0.2%
#   Rio Tinto P.L.C., Sponsored ADR.........   172,914             10,184,635                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class A..........................   161,107             10,235,128                0.3%
    Royal Dutch Shell P.L.C., Sponsored
      ADR, Class B..........................   124,657              8,088,993                0.2%
    Vodafone Group P.L.C.................... 3,422,553              6,348,404                0.2%
    Other Securities........................                      320,769,591                8.7%
                                                               --------------               ----
TOTAL UNITED KINGDOM........................                      421,458,561               11.6%
                                                               --------------               ----
UNITED STATES -- (0.0%)
    Other Securities........................                        1,325,292                0.0%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    3,573,190,562               98.5%
                                                               --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities........................                       16,537,223                0.5%
                                                               --------------               ----
CHILE -- (0.0%)
    Other Securities........................                          346,759                0.0%
                                                               --------------               ----
COLOMBIA -- (0.0%)
    Other Securities........................                          660,459                0.0%
                                                               --------------               ----
GERMANY -- (0.4%)
    Volkswagen AG...........................    43,057              7,517,842                0.2%
    Other Securities........................                        8,316,117                0.2%
                                                               --------------               ----
TOTAL GERMANY...............................                       15,833,959                0.4%
                                                               --------------               ----

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (0.0%)
      Other Security..........................                    $       33,084                 0.0%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                            20,289                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                        33,431,773                 0.9%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           218,100                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     3,606,840,435
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund...... 16,397,197            189,731,965                 5.2%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,595,775,532).......................                    $3,796,572,400               104.6%
                                                                  ==============               =====

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------
                                                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                           ------------ ------------ ------- ------------
Common Stocks
   Australia.............................................. $  1,053,786 $164,916,819   --    $165,970,605
   Austria................................................           --   16,228,525   --      16,228,525
   Belgium................................................      119,594   30,837,948   --      30,957,542
   Brazil.................................................   59,743,560           --   --      59,743,560
   Canada.................................................  232,989,193      250,982   --     233,240,175
   Chile..................................................   10,406,136           --   --      10,406,136
   China..................................................   31,483,117  266,753,907   --     298,237,024
   Colombia...............................................    3,434,489           --   --       3,434,489
   Czech Republic.........................................           --    1,852,898   --       1,852,898
   Denmark................................................      408,385   47,829,453   --      48,237,838
   Egypt..................................................       63,379      147,436   --         210,815
   Finland................................................      209,454   42,108,950   --      42,318,404
   France.................................................    1,309,553  214,049,495   --     215,359,048
   Germany................................................    1,677,961  189,415,265   --     191,093,226
   Greece.................................................           --      666,287   --         666,287
   Hong Kong..............................................       98,923   81,733,172   --      81,832,095
   Hungary................................................           --    3,593,032   --       3,593,032
   India..................................................    1,363,590  100,347,206   --     101,710,796
   Indonesia..............................................      160,500   20,778,675   --      20,939,175
   Ireland................................................    5,723,125   13,215,160   --      18,938,285
   Israel.................................................    1,025,326   18,147,879   --      19,173,205
   Italy..................................................       73,767   78,949,709   --      79,023,476
   Japan..................................................    2,929,046  590,292,101   --     593,221,147
   Malaysia...............................................           --   22,311,895   --      22,311,895
   Mexico.................................................   27,143,885          235   --      27,144,120
   Netherlands............................................    9,436,509   60,841,612   --      70,278,121
   New Zealand............................................           --   11,709,084   --      11,709,084
   Norway.................................................      267,420   25,653,904   --      25,921,324
   Peru...................................................      516,489          142   --         516,631

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
   Philippines.......................... $    169,925 $   10,601,635   --    $   10,771,560
   Poland...............................           --     11,909,148   --        11,909,148
   Portugal.............................           --      6,515,495   --         6,515,495
   Russia...............................    5,224,716      5,424,365   --        10,649,081
   Singapore............................           --     27,881,229   --        27,881,229
   South Africa.........................    4,831,627     64,320,414   --        69,152,041
   South Korea..........................    1,979,732    138,543,129   --       140,522,861
   Spain................................      381,240     64,476,289   --        64,857,529
   Sweden...............................      154,301     72,432,301   --        72,586,602
   Switzerland..........................    5,131,151    158,535,597   --       163,666,748
   Taiwan...............................    6,094,510    137,932,259   --       144,026,769
   Thailand.............................   26,014,291          2,455   --        26,016,746
   Turkey...............................       12,528      7,569,414   --         7,581,942
   United Kingdom.......................   97,449,017    324,009,544   --       421,458,561
   United States........................    1,325,165            127   --         1,325,292
Preferred Stocks
   Brazil...............................   16,537,223             --   --        16,537,223
   Chile................................      346,759             --   --           346,759
   Colombia.............................      660,459             --   --           660,459
   Germany..............................           --     15,833,959   --        15,833,959
   South Korea..........................           --         33,084   --            33,084
   United Kingdom.......................           --         20,289   --            20,289
Rights/Warrants
   Brazil...............................           --          1,259   --             1,259
   Canada...............................           --         16,967   --            16,967
   Hong Kong............................           --            306   --               306
   India................................           --        137,647   --           137,647
   Indonesia............................           --         14,958   --            14,958
   South Korea..........................           --         36,287   --            36,287
   Sweden...............................           --          4,444   --             4,444
   Switzerland..........................           --          6,232   --             6,232
Securities Lending Collateral...........           --    189,731,965   --       189,731,965
                                         ------------ --------------   --    --------------
TOTAL................................... $557,949,831 $3,238,622,569   --    $3,796,572,400
                                         ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
   DFA Investment Dimensions Group Inc............................... 19,720,320 $479,400,982
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc............................... 22,601,745  300,151,179
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...............................  4,868,403  103,015,403
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
 (Cost $767,832,413).................................................            $882,567,564
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.370%
 (Cost $630,323).....................................................    630,323      630,323
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $768,462,736).................................................            $883,197,887
                                                                                 ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $882,567,564   --      --    $882,567,564
Temporary Cash Investments.............................      630,323   --      --         630,323
                                                        ------------   --      --    ------------
TOTAL.................................................. $883,197,887   --      --    $883,197,887
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    SHARES      VALUE+
                                                                  ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
   DFA Investment Dimensions Group Inc...........................  9,143,937 $204,732,749
Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc........................... 10,278,887  136,503,620
Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc...........................  3,562,894   75,390,838
                                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $337,134,951)............................................            $416,627,207
                                                                             ============

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                 UNREALIZED
                                                                                  FOREIGN
                                                                                  EXCHANGE
                                                                    SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD           COUNTERPARTY             DATE    (DEPRECIATION)
------------------   ------------------ ---------------------------- ---------- -------------
NOK    10,220,433   USD      1,176,629 Citibank, N.A.                05/02/19     $  8,012
USD     1,188,478   NOK     10,220,433 Citibank, N.A.                05/02/19        3,836
USD    19,949,333   GBP     15,262,707 State Street Bank and Trust   05/09/19       39,280
USD     3,358,486   SEK     31,046,986 Citibank, N.A.                05/13/19       86,695
USD     7,203,382   CHF      7,189,819 State Street Bank and Trust   05/13/19      140,362
USD    13,859,230   HKD    108,641,115 State Street Bank and Trust   05/17/19        7,465
USD    34,438,858   EUR     30,561,928 State Street Bank and Trust   05/24/19       98,170
USD     1,270,456   SGD      1,718,856 Citibank, N.A.                06/04/19        6,013
USD       550,418   NZD        801,731 Citibank, N.A.                06/19/19       14,475
USD     7,596,960   AUD     10,708,124 Citibank, N.A.                06/21/19       39,254
USD     7,373,764   CAD      9,801,730 JP Morgan                     07/08/19       44,820
USD    27,687,554   JPY  3,064,591,116 Citibank, N.A.                07/08/19       25,971
                                                                                  --------
TOTAL APPRECIATION                                                                $514,353

USD       812,501   ILS      2,946,217 Bank of America Corp.         05/14/19     $ (6,984)
USD     2,150,010   DKK     14,359,041 Citibank, N.A.                06/03/19      (13,575)
USD     1,186,496   NOK     10,291,543 Citibank, N.A.                06/06/19       (8,041)
                                                                                  --------
TOTAL (DEPRECIATION)                                                              $(28,600)
                                                                                  --------
TOTAL APPRECIATION
(DEPRECIATION)                                                                    $485,753
                                                                                  ========

As of April 30, 2019, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                    UNREALIZED
                                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index............    87      06/21/19  $12,066,913 $12,825,975    $759,062
                                                          ----------- -----------    --------
TOTAL FUTURES CONTRACTS.............                      $12,066,913 $12,825,975    $759,062
                                                          =========== ===========    ========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                           LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                         ------------ -------- ------- ------------
Affiliated Investment Companies......... $416,627,207       --   --    $416,627,207
Forward Currency Contracts**............           -- $485,753   --         485,753
Futures Contracts**.....................      759,062       --   --         759,062
                                         ------------ --------   --    ------------
TOTAL................................... $417,386,269 $485,753   --    $417,872,022
                                         ============ ========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of
   The DFA Investment Trust Company......................... $6,098,526,672
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,098,526,672
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company......................... $7,022,074,961
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $7,022,074,961
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $18,498,093,245
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $18,498,093,245
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                PERCENTAGE
                                                    SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.7%)
BRAZIL -- (7.1%)
    Ambev SA, ADR................................  15,156,098         $   71,385,222                0.3%
    Banco Bradesco SA, ADR.......................  12,110,773            109,723,606                0.4%
    Lojas Renner SA..............................   5,227,997             62,505,037                0.2%
    Petroleo Brasileiro SA.......................  17,214,592            131,531,758                0.5%
    Vale SA......................................  19,234,312            245,757,324                0.9%
    Other Securities.............................                      1,469,084,791                4.9%
                                                                      --------------               ----
TOTAL BRAZIL.....................................                      2,089,987,738                7.2%
                                                                      --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        356,491,668                1.2%
                                                                      --------------               ----
CHINA -- (17.7%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...   1,510,117            280,232,412                1.0%
    China Construction Bank Corp., Class H....... 226,157,302            199,372,416                0.7%
    China Mobile, Ltd............................  13,173,000            125,688,886                0.4%
    China Mobile, Ltd., Sponsored ADR............   1,997,961             95,242,801                0.3%
    China Overseas Land & Investment, Ltd........  18,806,033             70,459,660                0.3%
    China Resources Land, Ltd....................  13,684,610             59,598,620                0.2%
    CNOOC, Ltd...................................  43,446,000             78,912,425                0.3%
    Country Garden Holdings Co., Ltd.............  37,392,660             60,256,645                0.2%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 149,722,725            112,615,411                0.4%
    NetEase, Inc., ADR...........................     270,176             76,873,177                0.3%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  17,734,000            214,663,987                0.8%
    Sunac China Holdings, Ltd....................  12,410,000             63,956,183                0.2%
    Tencent Holdings, Ltd........................  10,834,800            534,021,752                1.9%
    Other Securities.............................                      3,219,509,316               10.9%
                                                                      --------------               ----
TOTAL CHINA......................................                      5,191,403,691               17.9%
                                                                      --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        108,191,436                0.4%
                                                                      --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                         45,615,629                0.2%
                                                                      --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         18,427,956                0.1%
                                                                      --------------               ----
GREECE -- (0.2%)
    Other Securities.............................                         65,058,032                0.2%
                                                                      --------------               ----
HONG KONG -- (0.0%)
    Other Securities.............................                          3,312,963                0.0%
                                                                      --------------               ----
HUNGARY -- (0.4%)
    Other Securities.............................                        121,380,233                0.4%
                                                                      --------------               ----
INDIA -- (12.5%)
    HCL Technologies, Ltd........................   3,553,227             60,303,307                0.2%
    HDFC Bank, Ltd...............................   2,994,559             99,546,222                0.4%
    Housing Development Finance Corp., Ltd.......   3,498,747            100,400,284                0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Infosys, Ltd......................................  12,734,298         $  136,704,354                0.5%
#   Infosys, Ltd., Sponsored ADR......................   7,416,008             79,796,246                0.3%
    Reliance Industries, Ltd..........................  10,635,522            213,012,886                0.8%
    Tata Consultancy Services, Ltd....................   3,896,968            126,439,039                0.5%
    Other Securities..................................                      2,847,339,560                9.5%
                                                                           --------------               ----
TOTAL INDIA...........................................                      3,663,541,898               12.6%
                                                                           --------------               ----
INDONESIA -- (2.8%)
    Bank Rakyat Indonesia Persero Tbk PT.............. 281,291,900             86,484,631                0.3%
    Other Securities..................................                        725,236,236                2.5%
                                                                           --------------               ----
TOTAL INDONESIA.......................................                        811,720,867                2.8%
                                                                           --------------               ----
MALAYSIA -- (2.9%)
    Public Bank Bhd...................................  11,077,811             60,306,925                0.2%
    Other Securities..................................                        789,597,424                2.7%
                                                                           --------------               ----
TOTAL MALAYSIA........................................                        849,904,349                2.9%
                                                                           --------------               ----
MEXICO -- (3.1%)
#   Grupo Financiero Banorte S.A.B. de C.V............  11,439,072             72,480,187                0.3%
#   Grupo Mexico S.A.B. de C.V., Series B.............  24,442,328             71,749,841                0.3%
    Other Securities..................................                        753,283,040                2.5%
                                                                           --------------               ----
TOTAL MEXICO..........................................                        897,513,068                3.1%
                                                                           --------------               ----
PERU -- (0.1%)
    Other Securities..................................                         41,950,684                0.2%
                                                                           --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities..................................                        353,647,363                1.2%
                                                                           --------------               ----
POLAND -- (1.4%)
    Other Securities..................................                        414,399,091                1.4%
                                                                           --------------               ----
RUSSIA -- (1.5%)
    Other Securities..................................                        445,928,289                1.5%
                                                                           --------------               ----
SINGAPORE -- (0.0%)
    Other Security....................................                            140,464                0.0%
                                                                           --------------               ----
SOUTH AFRICA -- (6.9%)
    Absa Group, Ltd...................................   6,582,879             75,832,611                0.3%
    FirstRand, Ltd....................................  23,983,632            114,138,966                0.4%
#   MTN Group, Ltd....................................  15,515,059            112,408,584                0.4%
    Naspers, Ltd., Class N............................     671,488            172,740,493                0.6%
    Sanlam, Ltd.......................................  12,724,133             68,132,425                0.2%
#   Sasol, Ltd........................................   1,932,095             64,099,996                0.2%
    Standard Bank Group, Ltd..........................   8,843,736            123,510,283                0.4%
    Other Securities..................................                      1,299,021,116                4.5%
                                                                           --------------               ----
TOTAL SOUTH AFRICA....................................                      2,029,884,474                7.0%
                                                                           --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd......................................     230,246             71,423,112                0.3%
    LG Electronics, Inc...............................   1,041,982             67,699,706                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                           PERCENTAGE
                                                                SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                              ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     Samsung Electronics Co., Ltd........................... 27,785,408         $ 1,092,444,830                3.8%
      SK Hynix, Inc..........................................  3,409,628             230,732,158                0.8%
      Other Securities.......................................                      3,223,842,624               11.0%
                                                                                 ---------------              -----
TOTAL SOUTH KOREA............................................                      4,686,142,430               16.2%
                                                                                 ---------------              -----
TAIWAN -- (15.8%)
      Hon Hai Precision Industry Co., Ltd.................... 35,204,403              99,111,950                0.4%
      Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652             345,476,942                1.2%
      Taiwan Semiconductor Manufacturing Co., Ltd.,
        Sponsored ADR........................................ 10,778,196             472,300,549                1.7%
      Other Securities.......................................                      3,711,113,152               12.7%
                                                                                 ---------------              -----
TOTAL TAIWAN.................................................                      4,628,002,593               16.0%
                                                                                 ---------------              -----
THAILAND -- (3.3%)
      PTT PCL................................................ 72,022,800             109,980,000                0.4%
      Other Securities.......................................                        859,270,765                2.9%
                                                                                 ---------------              -----
TOTAL THAILAND...............................................                        969,250,765                3.3%
                                                                                 ---------------              -----
TURKEY -- (0.9%)
      Other Securities.......................................                        274,213,109                1.0%
                                                                                 ---------------              -----
TOTAL COMMON STOCKS..........................................                     28,066,108,790               96.8%
                                                                                 ---------------              -----
PREFERRED STOCKS -- (2.1%)
BRAZIL -- (2.0%)
      Banco Bradesco SA......................................  7,287,556              66,127,169                0.2%
      Itau Unibanco Holding SA............................... 16,854,817             145,417,985                0.5%
      Petroleo Brasileiro SA................................. 24,466,728             169,159,929                0.6%
      Other Securities.......................................                        196,559,450                0.7%
                                                                                 ---------------              -----
TOTAL BRAZIL.................................................                        577,264,533                2.0%
                                                                                 ---------------              -----
CHILE -- (0.0%)
      Other Securities.......................................                          8,489,165                0.0%
                                                                                 ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities.......................................                         20,298,523                0.1%
                                                                                 ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security.........................................                            694,794                0.0%
                                                                                 ---------------              -----
TOTAL PREFERRED STOCKS.......................................                        606,747,015                2.1%
                                                                                 ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.......................................                          5,255,525                0.0%
                                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES..................................                     28,678,111,330
                                                                                 ---------------

                                                                                     VALUE+
                                                                         -------------------------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund..................... 55,974,340             647,679,091                2.2%
                                                                                 ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $25,447,581,911)...................................                      $29,325,790,421              101.1%
                                                                                 ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2019, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....     650    06/21/19  $ 33,804,530 $ 35,106,500  $ 1,301,970
S&P 500(R) Emini Index.............   1,465    06/21/19   204,127,507  215,977,625   11,850,118
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS............                      $237,932,037 $251,084,125  $13,152,088
                                                         ============ ============  ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $2,084,980,898 $    5,006,840   --    $2,089,987,738
   Chile................................    356,491,668             --   --       356,491,668
   China................................    909,849,945  4,281,553,746   --     5,191,403,691
   Colombia.............................    108,191,436             --   --       108,191,436
   Czech Republic.......................             --     45,615,629   --        45,615,629
   Egypt................................      1,613,440     16,814,516   --        18,427,956
   Greece...............................             --     65,058,032   --        65,058,032
   Hong Kong............................         12,747      3,300,216   --         3,312,963
   Hungary..............................        274,080    121,106,153   --       121,380,233
   India................................    151,687,990  3,511,853,908   --     3,663,541,898
   Indonesia............................     25,590,113    786,130,754   --       811,720,867
   Malaysia.............................             --    849,904,349   --       849,904,349
   Mexico...............................    897,487,028         26,040   --       897,513,068
   Peru.................................     41,948,389          2,295   --        41,950,684
   Philippines..........................      6,547,479    347,099,884   --       353,647,363
   Poland...............................             --    414,399,091   --       414,399,091
   Russia...............................    129,664,449    316,263,840   --       445,928,289
   Singapore............................             --        140,464   --           140,464
   South Africa.........................    146,184,465  1,883,700,009   --     2,029,884,474
   South Korea..........................    112,121,840  4,574,020,590   --     4,686,142,430
   Taiwan...............................    498,944,105  4,129,058,488   --     4,628,002,593
   Thailand.............................    968,994,179        256,586   --       969,250,765
   Turkey...............................      1,521,771    272,691,338   --       274,213,109
Preferred Stocks
   Brazil...............................    577,264,533             --   --       577,264,533
   Chile................................      8,489,165             --   --         8,489,165
   Colombia.............................     20,298,523             --   --        20,298,523
   South Korea..........................             --        694,794   --           694,794
Rights/Warrants
   Brazil...............................             --         11,091   --            11,091
   Hong Kong............................             --          4,145   --             4,145
   India................................             --      4,339,004   --         4,339,004
   Indonesia............................             --        257,235   --           257,235
   South Korea..........................             --        644,050   --           644,050

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Securities Lending Collateral................             -- $   647,679,091   --    $   647,679,091
Futures Contracts**.......................... $   13,152,088              --   --         13,152,088
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $7,061,310,331 $22,277,632,178   --    $29,338,942,509
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   EMERGING MARKETS TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                            PERCENTAGE
                                                  SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ------- ------------------------------- ---------------
COMMON STOCKS -- (98.1%)
BRAZIL -- (7.5%)
    CCR SA....................................... 137,800           $   410,824                 0.4%
    Cia Brasileira de Distribuicao...............  18,959               465,633                 0.4%
    Cielo SA..................................... 190,700               373,512                 0.3%
    Cosan SA.....................................  30,138               360,248                 0.3%
    Embraer SA...................................  74,866               374,989                 0.3%
    Gerdau SA, Sponsored ADR..................... 121,953               436,592                 0.4%
    Hypera SA....................................  65,100               466,198                 0.4%
    Kroton Educacional SA........................ 270,317               672,156                 0.6%
    Sul America SA...............................  54,300               432,062                 0.4%
    Other Securities.............................                     4,775,695                 4.0%
                                                                    -----------                ----
TOTAL BRAZIL.....................................                     8,767,909                 7.5%
                                                                    -----------                ----
CHILE -- (1.0%)
    Other Securities.............................                     1,179,562                 1.0%
                                                                    -----------                ----
CHINA -- (17.3%)
    Beijing Enterprises Water Group, Ltd......... 622,000               385,947                 0.3%
    China Jinmao Holdings Group, Ltd............. 604,000               391,616                 0.3%
    China National Building Material Co., Ltd.,
      Class H.................................... 444,000               413,238                 0.4%
    Kunlun Energy Co., Ltd....................... 372,000               393,486                 0.3%
#*  Semiconductor Manufacturing International
      Corp....................................... 345,500               369,930                 0.3%
    Shimao Property Holdings, Ltd................ 133,000               405,384                 0.4%
*   Vipshop Holdings, Ltd., ADR..................  53,520               460,807                 0.4%
*   YY, Inc., ADR................................   5,207               440,564                 0.4%
    Other Securities.............................                    17,132,798                14.5%
                                                                    -----------                ----
TOTAL CHINA......................................                    20,393,770                17.3%
                                                                    -----------                ----
COLOMBIA -- (0.4%)
    Other Securities.............................                       461,529                 0.4%
                                                                    -----------                ----
GREECE -- (0.3%)
    Other Securities.............................                       293,410                 0.2%
                                                                    -----------                ----
INDIA -- (11.7%)
    Indiabulls Housing Finance, Ltd..............  34,384               341,799                 0.3%
    LIC Housing Finance, Ltd.....................  50,638               361,499                 0.3%
    Lupin, Ltd...................................  30,254               378,981                 0.3%
    Shriram Transport Finance Co., Ltd...........  25,076               400,206                 0.4%
    Other Securities.............................                    12,321,030                10.4%
                                                                    -----------                ----
TOTAL INDIA......................................                    13,803,515                11.7%
                                                                    -----------                ----
INDONESIA -- (2.9%)
    Other Securities.............................                     3,456,579                 2.9%
                                                                    -----------                ----
MALAYSIA -- (3.1%)
    Other Securities.............................                     3,614,985                 3.1%
                                                                    -----------                ----
MEXICO -- (3.5%)
    Alfa S.A.B. de C.V., Class A................. 476,555               480,131                 0.4%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
MEXICO -- (Continued)
*   Cemex S.A.B. de C.V.......................... 1,515,619           $   701,936                 0.6%
    Other Securities.............................                       2,965,391                 2.5%
                                                                      -----------                ----
TOTAL MEXICO.....................................                       4,147,458                 3.5%
                                                                      -----------                ----
PHILIPPINES -- (1.4%)
    Other Securities.............................                       1,594,988                 1.4%
                                                                      -----------                ----
POLAND -- (1.7%)
    Other Securities.............................                       1,988,757                 1.7%
                                                                      -----------                ----
RUSSIA -- (1.0%)
    Other Securities.............................                       1,190,475                 1.0%
                                                                      -----------                ----
SOUTH AFRICA -- (6.7%)
    African Rainbow Minerals, Ltd................    29,837               355,415                 0.3%
    Bidvest Group, Ltd. (The)....................    29,884               454,539                 0.4%
    Exxaro Resources, Ltd........................    43,210               494,461                 0.4%
    Gold Fields, Ltd., Sponsored ADR.............    91,296               342,360                 0.3%
*   Impala Platinum Holdings, Ltd................   106,402               427,916                 0.4%
    Sappi, Ltd...................................    74,610               356,268                 0.3%
    Telkom SA SOC, Ltd...........................    61,152               363,962                 0.3%
    Other Securities.............................                       5,099,648                 4.3%
                                                                      -----------                ----
TOTAL SOUTH AFRICA...............................                       7,894,569                 6.7%
                                                                      -----------                ----
SOUTH KOREA -- (17.1%)
    Daelim Industrial Co., Ltd...................     4,669               387,409                 0.3%
    DB Insurance Co., Ltd........................     8,076               473,132                 0.4%
    E-MART, Inc..................................     3,458               509,993                 0.4%
    GS Engineering & Construction Corp...........     9,935               345,671                 0.3%
    GS Holdings Corp.............................     8,154               363,382                 0.3%
    Hyundai Glovis Co., Ltd......................     2,953               403,968                 0.4%
    Korea Investment Holdings Co., Ltd...........     7,037               413,110                 0.4%
    Mirae Asset Daewoo Co., Ltd..................    64,437               431,237                 0.4%
*   Samsung Heavy Industries Co., Ltd............    71,715               505,815                 0.4%
    Shinsegae, Inc...............................     1,260               367,164                 0.3%
    Other Securities.............................                      15,874,933                13.5%
                                                                      -----------                ----
TOTAL SOUTH KOREA................................                      20,075,814                17.1%
                                                                      -----------                ----
TAIWAN -- (17.9%)
    Acer, Inc....................................   550,000               373,862                 0.3%
    Compal Electronics, Inc......................   690,000               446,025                 0.4%
    Foxconn Technology Co., Ltd..................   154,000               345,502                 0.3%
    Innolux Corp................................. 1,416,000               454,370                 0.4%
    Lite-On Technology Corp......................   333,000               469,849                 0.4%
    Pou Chen Corp................................   309,000               375,913                 0.3%
    Wistron Corp.................................   490,000               406,783                 0.4%
    Other Securities.............................                      18,173,934                15.4%
                                                                      -----------                ----
TOTAL TAIWAN.....................................                      21,046,238                17.9%
                                                                      -----------                ----
THAILAND -- (3.6%)
    Other Securities.............................                       4,287,011                 3.6%
                                                                      -----------                ----

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                      PERCENTAGE
                                             SHARES VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ------ ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities......................                 $  1,129,948                  1.0%
                                                             ------------                -----
TOTAL COMMON STOCKS.........................                  115,326,517                 98.0%
                                                             ------------                -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Other Securities......................                    1,531,123                  1.3%
                                                             ------------                -----
COLOMBIA -- (0.0%)
      Other Security........................                       31,311                  0.1%
                                                             ------------                -----
SOUTH KOREA -- (0.0%)
      Other Security........................                        8,914                  0.0%
                                                             ------------                -----
TOTAL PREFERRED STOCKS......................                    1,571,348                  1.4%
                                                             ------------                -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities......................                       10,342                  0.0%
                                                             ------------                -----
TOTAL INVESTMENT SECURITIES.................                  116,908,207
                                                             ------------

                                                                VALUE+
                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund.... 62,928               728,139                  0.6%
                                                             ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $109,705,747).....................                   $117,636,346                100.0%
                                                             ============                =====

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------
                                               LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ---------- ----------- ------- -----------
Common Stocks
   Brazil.................................... $8,767,909          --   --    $ 8,767,909
   Chile.....................................  1,179,562          --   --      1,179,562
   China.....................................  1,631,838 $18,761,932   --     20,393,770
   Colombia..................................    461,529          --   --        461,529
   Greece....................................         --     293,410   --        293,410
   India.....................................    111,201  13,692,314   --     13,803,515
   Indonesia.................................         --   3,456,579   --      3,456,579
   Malaysia..................................         --   3,614,985   --      3,614,985
   Mexico....................................  4,147,458          --   --      4,147,458
   Philippines...............................         --   1,594,988   --      1,594,988
   Poland....................................         --   1,988,757   --      1,988,757
   Russia....................................  1,040,439     150,036   --      1,190,475
   South Africa..............................    634,932   7,259,637   --      7,894,569
   South Korea...............................         --  20,075,814   --     20,075,814
   Taiwan....................................         --  21,046,238   --     21,046,238
   Thailand..................................  4,287,011          --   --      4,287,011
   Turkey....................................         --   1,129,948   --      1,129,948
Preferred Stocks
   Brazil....................................  1,531,123          --   --      1,531,123
   Colombia..................................     31,311          --   --         31,311
   South Korea...............................         --       8,914   --          8,914

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                                LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                              ----------- ----------- ------- ------------
Rights/Warrants
   Brazil....................................          -- $       510   --    $        510
   South Korea...............................          --       9,832   --           9,832
Securities Lending Collateral................          --     728,139   --         728,139
                                              ----------- -----------   --    ------------
TOTAL........................................ $23,824,313 $93,812,033   --    $117,636,346
                                              =========== ===========   ==    ============

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                ENHANCED U.S.
                                                                    LARGE      U.S. LARGE CAP
                                                                   COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                 PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value........             --             -- $   26,219,622               --
Investments at Value (including $2,365, $53,179, $0 and
  $1,738,164 of securities on loan, respectively).............. $      337,887 $    1,656,313             --   $   11,108,891
Temporary Cash Investments at Value & Cost.....................             --         15,733             --          102,616
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,418, $41,104, $0 and
  $1,100,205)..................................................          2,418         41,108             --        1,100,319
Segregated Cash for Futures Contracts..........................         14,805             --             --            3,503
Foreign Currencies at Value....................................             48             --             --               --
Cash...........................................................          6,277             --             --               --
Receivables:
   Investment Securities Sold..................................             --             --             --            7,395
   Dividends and Interest......................................          2,366          1,348             --            4,496
   Securities Lending Income...................................             --              8             --              328
   Fund Shares Sold............................................             50            571         16,548            5,975
   Futures Margin Variation....................................             --             --             --              155
Unrealized Gain on Forward Currency Contracts..................            494             --             --               --
Prepaid Expenses and Other Assets..............................             19             35            211              128
                                                                -------------- -------------- --------------   --------------
       Total Assets............................................        364,364      1,715,116     26,236,381       12,333,806
                                                                -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................          2,417         41,108             --        1,100,320
   Investment Securities Purchased.............................            566         12,494             --               --
   Fund Shares Redeemed........................................            583          6,444         14,902           12,770
   Due to Advisor..............................................             28            199          3,202            3,197
   Futures Margin Variation....................................         14,146             --             --               --
Unrealized Loss on Forward Currency Contracts..................             72             --             --               --
Accrued Expenses and Other Liabilities.........................             58            130            739            1,043
                                                                -------------- -------------- --------------   --------------
       Total Liabilities.......................................         17,870         60,375         18,843        1,117,330
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $52,278 and shares outstanding of 0, 0, 0 and 2,251,507,
  respectively.................................................            N/A            N/A            N/A   $        23.22
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $90,324 and shares outstanding of 0, 0, 0 and 3,910,792,
  respectively.................................................            N/A            N/A            N/A   $        23.10
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................            N/A            N/A            N/A      200,000,000
                                                                ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of $346,494;
  $1,654,741; $26,217,538 and $11,073,874 and shares
  outstanding of 25,577,406, 91,045,611, 715,380,767 and
  476,750,117, respectively.................................... $        13.55 $        18.17 $        36.65   $        23.23
                                                                ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                                ============== ============== ==============   ==============
Investments at Cost............................................ $      340,033 $    1,213,307            N/A   $    9,447,741
                                                                ============== ============== ==============   ==============
Foreign Currencies at Cost..................................... $           48 $           -- $           --   $           --
                                                                ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      319,951 $    1,219,426 $   19,260,141   $    9,359,428
Total Distributable Earnings (Loss)............................         26,543        435,315      6,957,397        1,857,048
                                                                -------------- -------------- --------------   --------------
NET ASSETS..................................................... $      346,494 $    1,654,741 $   26,217,538   $   11,216,476
                                                                ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,421,472, $2,422,534,
  $2,921,133 and $572,291 of securities on loan,
  respectively).............................................  $   14,717,291  $   25,935,149 $   27,096,085 $    4,691,030
Temporary Cash Investments at Value & Cost..................         147,569         231,478        242,131         41,201
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,500,948, $1,637,736,
  $1,909,704 and $379,520)..................................       1,501,100       1,637,862      1,909,858        379,561
Segregated Cash for Futures Contracts.......................           5,437           9,406          9,985          1,638
Receivables:
   Investment Securities Sold...............................          22,742             349            128            167
   Dividends and Interest...................................           4,901          18,836         20,001          2,938
   Securities Lending Income................................             420             481            617            153
   Fund Shares Sold.........................................           9,139          17,994         17,694          2,548
   Futures Margin Variation.................................             242             418            444             73
Prepaid Expenses and Other Assets...........................             188             267            287             47
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,409,029      27,852,240     29,297,230      5,119,356
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,501,011       1,637,853      1,909,764        379,564
   Investment Securities Purchased..........................          12,616           2,070          2,540             --
   Fund Shares Redeemed.....................................           8,582          17,268         40,175          3,067
   Due to Advisor...........................................           6,079           3,605          4,431          1,154
Accrued Expenses and Other Liabilities......................           1,545           1,714          1,931            464
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,529,833       1,662,510      1,958,841        384,249
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,879,196; $26,189,730; $27,338,389 and $4,735,107 and
  shares outstanding of 428,374,034, 1,077,497,854,
  1,221,272,283 and 251,955,154, respectively...............  $        34.73  $        24.31 $        22.39 $        18.79
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,960,493  $   16,718,714 $   17,386,975 $    3,075,789
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,536,839  $   16,754,211 $   17,379,056 $    3,047,362
Total Distributable Earnings (Loss).........................       3,342,357       9,435,519      9,959,333      1,687,745
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,879,196  $   26,189,730 $   27,338,389 $    4,735,107
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   U.S. HIGH      DFA REAL
                                                                                   RELATIVE        ESTATE       LARGE CAP
                                                   U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                     PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                   -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,164,293,
  $1,130,032, $24,957, $460,892 and $336,826 of
  securities on loan, respectively)............... $   17,892,526 $    6,577,940 $  1,153,343  $    9,398,534 $    5,164,643
Temporary Cash Investments at Value & Cost........        164,504         61,420        7,127          79,805             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,779,927, $797,535, $11,583, $306,904 and
  $329,239).......................................      2,780,163        797,616       11,584         306,926        329,248
Segregated Cash for Futures Contracts.............          6,942          2,476           --           3,263          1,976
Foreign Currencies at Value.......................             --             --           --              --         16,348
Cash..............................................             --             --           --              --         40,805
Receivables:
   Investment Securities Sold.....................         19,107          4,711           --              --          1,019
   Dividends and Interest.........................          4,177          2,086        1,091           5,324         26,402
   Securities Lending Income......................          1,168            455            4              64            374
   Fund Shares Sold...............................          9,311          3,987        2,897           7,239          2,518
   Futures Margin Variation.......................            308            110           --             145             73
Unrealized Gain on Foreign Currency Contracts.....             --             --           --              --              7
Prepaid Expenses and Other Assets.................            140             86          105              76             57
                                                   -------------- -------------- ------------  -------------- --------------
       Total Assets...............................     20,878,346      7,450,887    1,176,151       9,801,376      5,583,470
                                                   -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,780,278        797,576       11,587         306,998        329,214
   Investment Securities Purchased................         14,836          7,551        4,422              --          5,139
   Fund Shares Redeemed...........................         23,563          3,357          385           8,014          3,521
   Due to Advisor.................................          5,143          2,703          186           1,175            854
Unrealized Loss on Foreign Currency Contracts.....             --             --           --              --              1
Accrued Expenses and Other Liabilities............          1,566            692           39             838            520
                                                   -------------- -------------- ------------  -------------- --------------
       Total Liabilities..........................      2,825,386        811,879       16,619         317,025        339,249
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $18,052,960; $6,639,008; $1,159,532;
  $9,484,351 and $5,244,221 and shares
  outstanding of 518,965,542, 311,711,208,
  89,156,369, 249,753,857 and 231,022,099,
  respectively                                     $        34.79 $        21.30 $      13.01  $        37.97 $        22.70
                                                   ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
                                                   ============== ============== ============  ============== ==============
Investments at Cost............................... $   13,906,356 $    4,527,481 $  1,038,064  $    6,406,672 $    4,438,799
                                                   ============== ============== ============  ============== ==============
Foreign Currencies at Cost........................ $           -- $           -- $         --  $           -- $       16,410
                                                   ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   13,773,861 $    4,364,172 $  1,048,822  $    6,544,286 $    4,577,423
Total Distributable Earnings (Loss)...............      4,279,099      2,274,836      110,710       2,940,065        666,798
                                                   -------------- -------------- ------------  -------------- --------------
NET ASSETS........................................ $   18,052,960 $    6,639,008 $  1,159,532  $    9,484,351 $    5,244,221
                                                   ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                               INTERNATIONAL                  ASIA PACIFIC
                                                   INTERNATIONAL  GLOBAL SMALL     SMALL      JAPANESE SMALL     SMALL
                                                    CORE EQUITY     COMPANY       COMPANY        COMPANY        COMPANY
                                                    PORTFOLIO*     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                   -------------- ------------ -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value...........................................             -- $     35,736 $   12,555,008 $      591,607 $      378,521
Investments at Value (including $2,389,399, $0,
  $0, $0 and $0 of securities on loan,
  respectively)................................... $   29,428,257           --             --             --             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of
  $2,082,136, $0, $0, $0 and $0)..................      2,082,255           --             --             --             --
Segregated Cash for Futures Contracts.............         10,868           --          1,732             --             --
Foreign Currencies at Value.......................         74,808           --             --             --             --
Cash..............................................        274,465           53         70,644             --             --
Receivables:
   Investment Securities Sold.....................         11,712           --             --             --             --
   Dividends, Interest and Tax Reclaims...........        153,723           --             --             --             --
   Securities Lending Income......................          3,957           --             --             --             --
   Fund Shares Sold...............................         23,011            9          7,999             10             --
   Futures Margin Variation.......................            483           --             77             --             --
Unrealized Gain on Foreign Currency Contracts.....             43           --             --             --             --
Prepaid Expenses and Other Assets.................            351           12            127             15             13
                                                   -------------- ------------ -------------- -------------- --------------
       Total Assets...............................     32,063,933       35,810     12,635,587        591,632        378,534
                                                   -------------- ------------ -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............      2,082,182           --             --             --             --
   Investment Securities Purchased................         54,613           --             --             --             --
   Fund Shares Redeemed...........................         27,631           28          7,427            153              2
   Due to Advisor.................................          6,421           --          4,158            193            124
Unrealized Loss on Foreign Currency Contracts.....              7           --             --             --             --
Accrued Expenses and Other Liabilities............          2,670           12            552             27             20
                                                   -------------- ------------ -------------- -------------- --------------
       Total Liabilities..........................      2,173,524           40         12,137            373            146
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $29,890,409; $35,770; $12,623,450; $591,259
  and $378,388 and shares outstanding of
  2,251,509,152, 3,200,168, 696,678,668,
  25,110,875 and 17,150,056, respectively......... $        13.28 $      11.18 $        18.12 $        23.55 $        22.06
                                                   ============== ============ ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000  100,000,000  3,000,000,000  1,000,000,000  1,000,000,000
                                                   ============== ============ ============== ============== ==============
Investments in Affiliated Investment Companies at
  Cost............................................ $           -- $     36,302            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Investments at Cost............................... $   26,683,815          N/A            N/A            N/A            N/A
                                                   ============== ============ ============== ============== ==============
Foreign Currencies at Cost........................ $       75,080 $         -- $           -- $           -- $           --
                                                   ============== ============ ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   27,387,527 $     35,511 $   11,559,420 $      547,314 $      392,901
Total Distributable Earnings (Loss)...............      2,502,882          259      1,064,030         43,945        (14,513)
                                                   -------------- ------------ -------------- -------------- --------------
NET ASSETS........................................ $   29,890,409 $     35,770 $   12,623,450 $      591,259 $      378,388
                                                   ============== ============ ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                       DFA
                                                                   CONTINENTAL    INTERNATIONAL   DFA GLOBAL          DFA
                                                   UNITED KINGDOM     SMALL        REAL ESTATE    REAL ESTATE    INTERNATIONAL
                                                   SMALL COMPANY     COMPANY       SECURITIES     SECURITIES       SMALL CAP
                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*    VALUE PORTFOLIO*
                                                   -------------- -------------- --------------  -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at
  Value........................................... $       31,178 $      643,850             --  $    4,131,169              --
Investments at Value (including $0, $0, $218,105,
  $83,942 and $1,032,216 of securities on loan,
  respectively)...................................             --             -- $    5,601,064       4,158,232  $   13,525,051
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $0, $0,
  $185,502, $86,612 and $797,262).................             --             --        185,512          86,622         797,328
Segregated Cash for Futures Contracts.............             --             --          1,619              --           7,321
Foreign Currencies at Value.......................             --             --         20,637              --          52,626
Cash..............................................             --             --         32,148          12,590         141,559
Receivables:
   Investment Securities/Affiliated Investment
     Companies Sold...............................             --             --          6,262              --          23,339
   Dividends and Interest.........................             --             --         31,476           2,284          88,652
   Securities Lending Income......................             --             --            251              14           1,544
   Fund Shares Sold...............................             --             66          1,743           8,727           5,545
   Futures Margin Variation.......................             --             --             72              --             326
Unrealized Gain on Foreign Currency Contracts.....             --             --             --              --               8
Prepaid Expenses and Other Assets.................             11             24             44              86             183
                                                   -------------- -------------- --------------  --------------  --------------
       Total Assets...............................         31,189        643,940      5,880,828       8,399,724      14,643,482
                                                   -------------- -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............             --             --        185,524          86,641         797,276
   Investment Securities/Affiliated
     Investment Companies Purchased...............             --             --             --           6,728          29,765
   Fund Shares Redeemed...........................              5             39          5,639           3,899           5,782
   Due to Advisor.................................              8            215          1,172             612           7,344
Unrealized Loss on Foreign Currency Contracts.....             --             --             --              --               2
Accrued Expenses and Other Liabilities............             13             23            584             315           1,861
                                                   -------------- -------------- --------------  --------------  --------------
       Total Liabilities..........................             26            277        192,919          98,195         842,030
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $31,163; $643,663; $5,687,909; $8,301,529
  and $13,801,452 and shares outstanding of
  1,115,794, 25,628,403, 1,117,747,508,
  723,474,388 and 738,458,667, respectively....... $        27.93 $        25.12 $         5.09  $        11.47  $        18.69
                                                   ============== ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000   4,600,000,000
                                                   ============== ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
  Cost............................................            N/A            N/A $           --  $    3,450,190  $           --
                                                   ============== ============== ==============  ==============  ==============
Investments at Cost...............................            N/A            N/A $    5,069,184  $    3,663,555  $   12,723,655
                                                   ============== ============== ==============  ==============  ==============
Foreign Currencies at Cost........................ $           -- $           -- $       20,651  $           --  $       52,812
                                                   ============== ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $       26,872 $      587,977 $    5,976,269  $    7,103,891  $   13,012,293
Total Distributable Earnings (Loss)...............          4,291         55,686       (288,360)      1,197,638         789,159
                                                   -------------- -------------- --------------  --------------  --------------
NET ASSETS........................................ $       31,163 $      643,663 $    5,687,909  $    8,301,529  $   13,801,452
                                                   ============== ============== ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      282,114              --
Investments at Value (including $216,361, $28,555, $0 and
  $6,614 of securities on loan, respectively)............... $    2,566,841 $    435,663              --  $      548,239
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $171,689, $28,429, $0 and $1,935)        171,701       28,429              --           1,935
Foreign Currencies at Value.................................          5,768          514              --           1,395
Cash........................................................          2,853        2,360              95           1,437
Receivables:
   Investment Securities Sold...............................            876           81              --             615
   Dividends, Interest and Tax Reclaims.....................         15,425        1,690              --           3,119
   Securities Lending Income................................            391           14              --              16
   Fund Shares Sold.........................................          1,428          973             127             407
Unrealized Gain on Foreign Currency Contracts...............              1            2              --              --
Prepaid Expenses and Other Assets...........................             89           51              11              44
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,765,373      469,777         282,347         557,207
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        171,691       28,429              --           1,935
   Investment Securities Purchased..........................          4,727        2,494              --             420
   Fund Shares Redeemed.....................................          1,152          172           1,105              86
   Due to Advisor...........................................            952           95              75             267
Accrued Expenses and Other Liabilities......................            276           47              12              65
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        178,798       31,237           1,192           2,773
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,586,575; $438,540; $281,155 and $554,434 and shares
  outstanding of 219,651,643, 41,602,357, 24,662,486 and
  43,268,059, respectively.................................. $        11.78 $      10.54  $        11.40  $        12.81
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      264,096  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,312,969 $    424,908             N/A  $      543,478
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        5,791 $        513  $           --  $        1,402
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,335,639 $    430,174  $      262,180  $      542,942
Total Distributable Earnings (Loss).........................        250,936        8,366          18,975          11,492
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,586,575 $    438,540  $      281,155  $      554,434
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            SELECTIVELY
                                                             WORLD EX U.S.   WORLD CORE    HEDGED GLOBAL    EMERGING
                                                              CORE EQUITY      EQUITY         EQUITY         MARKETS
                                                              PORTFOLIO*     PORTFOLIO/+/    PORTFOLIO      PORTFOLIO
                                                             -------------- -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             -- $      882,568 $      416,627 $    6,098,527
Investments at Value (including $243,893, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,606,840             --             --             --
Temporary Cash Investments at Value & Cost..................             --            630             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $189,721, $0, $0 and $0).........        189,732             --             --             --
Segregated Cash for Futures Contracts.......................             --             --            548             --
Foreign Currencies at Value.................................          5,054             --             --             --
Cash........................................................          7,144             --         11,522             --
Receivables:
   Investment Securities Sold...............................          1,968             --             --             --
   Dividends, Interest and Tax Reclaims.....................         16,363              1             --             --
   Securities Lending Income................................            436             --             --             --
   Fund Shares Sold.........................................          6,537            544            168          3,151
   Due from Advisor.........................................             --              7             --             --
   Futures Margin Variation.................................             --             --             24             --
Unrealized Gain on Forward Currency Contracts...............             --             --            514             --
Prepaid Expenses and Other Assets...........................             74             31             15             58
                                                             -------------- -------------- -------------- --------------
       Total Assets.........................................      3,834,148        883,781        429,418      6,101,736
                                                             -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        189,731             --             --             --
   Investment Securities Purchased..........................          1,429             --             --             --
   Fund Shares Redeemed.....................................         11,218          7,007            112          6,320
   Due to Advisor...........................................            953             --             13          1,615
Unrealized Loss on Forward Currency Contracts...............             --             --             29             --
Unrealized Loss on Foreign Currency Contracts...............              1             --             --             --
Accrued Expenses and Other Liabilities......................            397             18             18            245
                                                             -------------- -------------- -------------- --------------
       Total Liabilities....................................        203,729          7,025            172          8,180
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,630,419; $876,756; $429,246 and $6,093,556 and shares
  outstanding of 320,638,373, 53,565,427, 26,344,502 and
  215,039,052, respectively................................. $        11.32 $        16.37 $        16.29 $        28.34
                                                             ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  1,000,000,000  1,000,000,000  1,500,000,000
                                                             ============== ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $      767,832 $      337,135            N/A
                                                             ============== ============== ============== ==============
Investments at Cost......................................... $    3,406,055 $           -- $           --            N/A
                                                             ============== ============== ============== ==============
Foreign Currencies at Cost.................................. $        5,057 $           -- $           -- $           --
                                                             ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,429,181 $      768,458 $      350,574 $    4,382,589
Total Distributable Earnings (Loss).........................        201,238        108,298         78,672      1,710,967
                                                             -------------- -------------- -------------- --------------
NET ASSETS.................................................. $    3,630,419 $      876,756 $      429,246 $    6,093,556
                                                             ============== ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.
+ See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                              EMERGING
                                                               EMERGING       EMERGING      MARKETS CORE      EMERGING
                                                             MARKETS SMALL  MARKETS VALUE      EQUITY     MARKETS TARGETED
                                                             CAP PORTFOLIO    PORTFOLIO      PORTFOLIO*   VALUE PORTFOLIO*
                                                             -------------- -------------- -------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    7,022,075 $   18,498,093             --             --
Investments at Value (including $0, $0, $1,456,871 and
  $2,114 of securities on loan, respectively)...............             --             -- $   28,678,111   $    116,908
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $647,589 and $728).......             --             --        647,679            728
Segregated Cash for Futures Contracts.......................             --             --         10,919             --
Foreign Currencies at Value.................................             --             --         65,715            997
Cash........................................................             --             --        238,160            601
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --         12,471            128
   Dividends and Interest...................................             --             --         43,506            164
   Securities Lending Income................................             --             --          4,873              4
   Fund Shares Sold.........................................          4,553          6,632         19,656            113
   Futures Margin Variation.................................             --             --            361             --
Unrealized Gain on Foreign Currency Contracts...............             --             --             21             --
Deferred Offering Costs.....................................             --             --             --             44
Prepaid Expenses and Other Assets...........................             59            154            250             21
                                                             -------------- -------------- --------------   ------------
       Total Assets.........................................      7,026,687     18,504,879     29,721,722        119,708
                                                             -------------- -------------- --------------   ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        647,652            728
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --         32,100          1,207
   Fund Shares Redeemed.....................................          2,912          5,969         15,950              3
   Due to Advisor...........................................          2,625          6,134         11,278             64
Unrealized Loss on Foreign Currency Contracts...............             --             --              1              1
Deferred Taxes Payable......................................             --             --          2,028             21
Accrued Expenses and Other Liabilities......................            224            764          4,386             31
                                                             -------------- -------------- --------------   ------------
       Total Liabilities....................................          5,761         12,867        713,395          2,055
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $29,945; $0
  and $0 and shares outstanding of 0, 1,040,050, 0 and 0,
  respectively..............................................            N/A $        28.79            N/A            N/A
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................            N/A    200,000,000            N/A            N/A
                                                             ============== ============== ==============   ============
Institutional Class Shares -- based on net assets of
  $7,020,926; $18,462,067; $29,008,327 and $117,653 and
  shares outstanding of 341,116,684, 636,758,571,
  1,370,731,712 and 10,823,806, respectively................ $        20.58 $        28.99 $        21.16   $      10.87
                                                             ============== ============== ==============   ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  3,000,000,000  5,000,000,000    500,000,000
                                                             ============== ============== ==============   ============
Investments at Cost.........................................            N/A            N/A $   24,799,992   $    108,978
                                                             ============== ============== ==============   ============
Foreign Currencies at Cost.................................. $           -- $           -- $       66,297   $        996
                                                             ============== ============== ==============   ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,697,717 $   17,974,529 $   26,073,831   $    109,157
Total Distributable Earnings (Loss).........................        323,209        517,483      2,934,496          8,496
                                                             -------------- -------------- --------------   ------------
NET ASSETS.................................................. $    7,020,926 $   18,492,012 $   29,008,327   $    117,653
                                                             ============== ============== ==============   ============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                          ENHANCED U.S.
                                                              LARGE     U.S. LARGE CAP
                                                             COMPANY        EQUITY      U.S. LARGE CAP   U.S. TARGETED
                                                           PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO* VALUE PORTFOLIO#
                                                          ------------- -------------- ---------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $0, respectively)....................         --             --       $  317,644              --
   Interest..............................................         --             --            2,512              --
   Income from Securities Lending........................         --             --              800              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --             --          (13,490)             --
                                                            --------       --------       ----------        --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --             --          307,466              --
                                                            --------       --------       ----------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $102, respectively)..................         --       $ 14,648               --        $ 88,522
   Interest..............................................   $  3,661             --               --              --
   Income from Securities Lending........................          4             58               --           2,206
                                                            --------       --------       ----------        --------
          Total Fund Investment Income...................      3,665         14,706               --          90,728
                                                            --------       --------       ----------        --------
FUND EXPENSES
   Investment Management Fees............................        313          1,105           30,827          18,217
   Accounting & Transfer Agent Fees......................         27            102              973             486
   S&P 500(R) Fees.......................................          3             --               --              --
   Custodian Fees........................................          4             10               --              80
   Shareholder Servicing Fees
       Class R1 Shares...................................         --             --               --              24
       Class R2 Shares...................................         --             --               --             121
   Filing Fees...........................................         13             25              150              94
   Shareholders' Reports.................................         11             18              277             193
   Directors'/Trustees' Fees & Expenses..................          1              5               94              40
   Professional Fees.....................................          3             10               32              77
   Other.................................................          4             38               60             133
                                                            --------       --------       ----------        --------
          Total Fund Expenses............................        379          1,313           32,413          19,465
                                                            --------       --------       ----------        --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (144)            --          (12,332)             --
                                                            --------       --------       ----------        --------
   Net Expenses..........................................        235          1,313           20,081          19,465
                                                            --------       --------       ----------        --------
   NET INVESTMENT INCOME (LOSS)..........................      3,430         13,393          287,385          71,263
                                                            --------       --------       ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................     (1,143)        (3,020)              --         195,653
       Affiliated Investment Companies Shares Sold.......         --             --               --              (6)
       Transactions Allocated from Affiliated
         Investment Company**............................         --             --          417,196              --
       Futures...........................................    (14,206)           466               --          (2,413)
       Foreign Currency Transactions.....................        (20)            --               --              --
       Forward Currency Contracts........................      1,946             --               --              --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........      2,886        134,021               --         196,287
       Affiliated Investment Companies Shares............         --              3               --              88
       Transactions Allocated from Affiliated
         Investment Company..............................         --             --          358,503              --
       Futures...........................................     40,220             --               --           6,971
       Translation of Foreign
         Currency-Denominated Amounts....................         (1)            --               --              --
       Forward Currency Contracts........................        (27)            --               --              --
                                                            --------       --------       ----------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     29,655        131,470          775,699         396,580
                                                            --------       --------       ----------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $ 33,085       $144,863       $1,063,084        $467,843
                                                            ========       ========       ==========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                            U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                            U.S. SMALL CAP   EQUITY 1    EQUITY 2     EQUITY
                                                                           VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                           ---------------- ----------  ----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $141, $123, $146 and $30,
     respectively)........................................................    $ 119,576     $  225,970  $  239,283   $ 40,943
   Income from Securities Lending.........................................        2,971          3,436       4,118      1,004
                                                                              ---------     ----------  ----------   --------
          Total Investment Income.........................................      122,547        229,406     243,401     41,947
                                                                              ---------     ----------  ----------   --------
EXPENSES
   Investment Management Fees.............................................       35,461         20,178      24,967      6,712
   Accounting & Transfer Agent Fees.......................................          784          1,235       1,251        272
   Custodian Fees.........................................................          102            126         138         30
   Filing Fees............................................................          125            198         218         42
   Shareholders' Reports..................................................          245            175         195         67
   Directors'/Trustees' Fees & Expenses...................................           54             89          94         18
   Professional Fees......................................................          106            164         175         34
   Other..................................................................          185            280         296         60
                                                                              ---------     ----------  ----------   --------
          Total Expenses..................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   Net Expenses...........................................................       37,062         22,445      27,334      7,235
                                                                              ---------     ----------  ----------   --------
   NET INVESTMENT INCOME (LOSS)...........................................       85,485        206,961     216,067     34,712
                                                                              ---------     ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................................      586,452        160,953     192,634     63,035
       Affiliated Investment Companies Shares Sold........................            2             (3)         (5)        (1)
       Futures............................................................       (3,040)         2,546      (4,838)     2,204
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........................     (397,545)     1,658,628   1,558,897    151,372
       Affiliated Investment Companies Shares.............................          112            109         127         32
       Futures............................................................        6,431         18,378      22,739      1,554
                                                                              ---------     ----------  ----------   --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................      192,412      1,840,611   1,769,554    218,196
                                                                              ---------     ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $ 277,897     $2,047,572  $1,985,621   $252,908
                                                                              =========     ==========  ==========   ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                           U.S. HIGH    DFA REAL
                                                                                           RELATIVE      ESTATE      LARGE CAP
                                                           U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES  INTERNATIONAL
                                                             PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                           -------------- -------------- ------------- ----------  -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $63, $17,
     $0, $19 and $7,618, respectively)....................    $122,005      $  48,203      $  8,901    $  187,563    $ 78,729
   Income from Securities Lending.........................       7,097          2,368            24           442       1,351
                                                              --------      ---------      --------    ----------    --------
          Total Investment Income.........................     129,102         50,571         8,925       188,005      80,080
                                                              --------      ---------      --------    ----------    --------
FUND EXPENSES
   Investment Management Fees.............................      29,679         15,691           899         7,550       4,827
   Accounting & Transfer Agent Fees.......................         805            374            70           464         288
   Custodian Fees.........................................         111             56             7            45         196
   Filing Fees............................................          99             59            68            62          40
   Shareholders' Reports..................................         217             84            12           163          86
   Directors'/Trustees' Fees & Expenses...................          65             24             3            34          18
   Professional Fees......................................         124             46             4            63          40
   Other..................................................         213             81            14            99          76
                                                              --------      ---------      --------    ----------    --------
          Total Fund Expenses.............................      31,313         16,415         1,077         8,480       5,571
                                                              --------      ---------      --------    ----------    --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C).............................................          --             --            46          (485)         --
   Fees Paid Indirectly (Note C)..........................          --             --            --            --        (114)
                                                              --------      ---------      --------    ----------    --------
   Net Expenses...........................................      31,313         16,415         1,123         7,995       5,457
                                                              --------      ---------      --------    ----------    --------
   NET INVESTMENT INCOME (LOSS)...........................      97,789         34,156         7,802       180,010      74,623
                                                              --------      ---------      --------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.......................     328,481        225,002        (3,639)      (30,451)    (67,965)
       Affiliated Investment Companies Shares Sold........          19              1            --             4          (6)
       Futures............................................      (1,294)        (5,420)          (52)       (6,732)     (1,849)
       Foreign Currency Transactions......................          --             --            --            --        (652)
       In-Kind Redemptions................................          --             --            --        50,622          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.........     225,280       (112,806)      105,724       899,947     376,743
       Affiliated Investment Companies Shares.............         200             66             1            17          20
       Futures............................................       8,867          6,144            --         4,100       4,753
       Translation of Foreign Currency-Denominated
         Amounts..........................................          --             --            --            --         (11)
                                                              --------      ---------      --------    ----------    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................     561,553        112,987       102,034       917,507     311,033
                                                              --------      ---------      --------    ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $659,342      $ 147,143      $109,836    $1,097,517    $385,656
                                                              ========      =========      ========    ==========    ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                     INTERNATIONAL                ASIA PACIFIC
                                                          INTERNATIONAL GLOBAL SMALL     SMALL     JAPANESE SMALL    SMALL
                                                           CORE EQUITY    COMPANY       COMPANY       COMPANY       COMPANY
                                                           PORTFOLIO#    PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                          ------------- ------------ ------------- -------------- ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $17, $14,097, $801 and $83, respectively).......          --      $  171      $153,003       $  7,207      $ 5,839
   Income from Securities Lending........................          --          25        15,972            874          678
   Expenses Allocated from Affiliated Investment
     Companies...........................................          --         (11)       (7,465)          (369)        (240)
                                                           ----------      ------      --------       --------      -------
Income Distributions Received from Affiliated
  Investment Companies...................................          --          87            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........          --         272       161,510          7,712        6,277
                                                           ----------      ------      --------       --------      -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $40,060, $0, $0, $0 and $0,respectively)............  $  434,082          --            --             --           --
   Income from Securities Lending........................      18,167          --            --             --           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Investment Income...................     452,249          --            --             --           --
                                                           ----------      ------      --------       --------      -------
FUND EXPENSES
   Investment Management Fees............................      36,998          72        24,420          1,458          890
   Accounting & Transfer Agent Fees......................       1,505          11           391             30           24
   Custodian Fees........................................       1,212           1             2             --           --
   Filing Fees...........................................         298          14            94             13           11
   Shareholders' Reports.................................         309           4           228              6            5
   Directors'/Trustees' Fees & Expenses..................         104          --            48              2            2
   Professional Fees.....................................         225          --            35             --           --
   Other.................................................         428          --            37              2           --
                                                           ----------      ------      --------       --------      -------
          Total Fund Expenses............................      41,079         102        25,255          1,511          932
                                                           ----------      ------      --------       --------      -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          31         (67)           --           (292)        (178)
   Fees Paid Indirectly (Note C).........................        (583)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   Net Expenses..........................................      40,527          35        25,255          1,219          754
                                                           ----------      ------      --------       --------      -------
   NET INVESTMENT INCOME (LOSS)..........................     411,722         237       136,255          6,493        5,523
                                                           ----------      ------      --------       --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................          --         587            --             --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (190,728)         --            --             --           --
       Affiliated Investment Companies Shares Sold.......           4        (237)           --             --           --
       Transactions Allocated from Affiliated
         Investment Company**............................          --         721       194,248          3,900        1,984
       Futures...........................................        (943)         --        (1,000)            --           --
       Foreign Currency Transactions.....................       2,144          --            --             --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   1,462,548          --           108             --           --
       Affiliated Investment Companies Shares............          96         306            --             --           --
       Transactions Allocated from Affiliated
         Investment Company..............................          --         190       242,534        (21,064)      25,627
       Futures...........................................      23,259          --         6,908             --           --
       Translation of Foreign
         Currency-Denominated Amounts....................         (48)         --            --             --           --
                                                           ----------      ------      --------       --------      -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   1,296,332       1,567       442,798        (17,164)      27,611
                                                           ----------      ------      --------       --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $1,708,054      $1,804      $579,053       $(10,671)     $33,134
                                                           ==========      ======      ========       ========      =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         DFA
                                                             UNITED     CONTINENTAL INTERNATIONAL DFA GLOBAL        DFA
                                                          KINGDOM SMALL    SMALL     REAL ESTATE  REAL ESTATE  INTERNATIONAL
                                                             COMPANY      COMPANY    SECURITIES   SECURITIES     SMALL CAP
                                                           PORTFOLIO*   PORTFOLIO*   PORTFOLIO#   PORTFOLIO#  VALUE PORTFOLIO#
                                                          ------------- ----------- ------------- ----------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $1, $1,034, $0, $0 and $0, respectively)............    $  509       $ 6,259            --          --             --
   Income from Securities Lending........................         3           852            --          --             --
   Expenses Allocated from Affiliated Investment
     Companies...........................................       (18)         (380)           --          --             --
                                                             ------       -------     ---------    --------       --------
Income Distributions Received from Affiliated
  Investment Companies...................................        --            --            --    $170,005             --
                                                             ------       -------     ---------    --------       --------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........       494         6,731            --     170,005             --
                                                             ------       -------     ---------    --------       --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $14,746, $5 and $14,835,
     respectively).......................................        --            --     $ 117,368      79,664       $180,797
   Income from Securities Lending........................        --            --         1,609         130          9,623
                                                             ------       -------     ---------    --------       --------
          Total Fund Investment Income...................        --            --       118,977      79,794        190,420
                                                             ------       -------     ---------    --------       --------
FUND EXPENSES
   Investment Management Fees............................        78         1,534         6,784       7,693         42,486
   Accounting & Transfer Agent Fees......................        10            36           254         281            737
   Custodian Fees........................................        --            --           237          12            872
   Filing Fees...........................................         9            18            34          69            123
   Shareholders' Reports.................................         4             8            75         178            223
   Directors'/Trustees' Fees & Expenses..................        --             2            21          29             51
   Professional Fees.....................................         1             1            48          26            120
   Other.................................................         1             3           149          47            248
                                                             ------       -------     ---------    --------       --------
          Total Fund Expenses............................       103         1,602         7,602       8,335         44,860
                                                             ------       -------     ---------    --------       --------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................       (29)         (307)           --      (3,958)            --
   Fees Paid Indirectly (Note C).........................        --            --          (123)         --           (321)
                                                             ------       -------     ---------    --------       --------
   Net Expenses..........................................        74         1,295         7,479       4,377         44,539
                                                             ------       -------     ---------    --------       --------
   NET INVESTMENT INCOME (LOSS)..........................       420         5,436       111,498     245,422        145,881
                                                             ------       -------     ---------    --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................        --            --      (102,659)      4,056         43,249
       Affiliated Investment Companies Shares Sold.......        --            --             1      23,983              8
       Transactions Allocated from Affiliated
         Investment Company**............................        55        49,188            --          --             --
       Futures...........................................        --            --        (1,258)       (135)        (2,562)
       Foreign Currency Transactions.....................        --            --           834          --           (522)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........        --            --       551,631     398,356         78,543
       Affiliated Investment Companies Shares............        --            --             9     225,017             56
       Transactions Allocated from Affiliated
         Investment Company..............................     1,604        (9,834)           --          --             --
       Futures...........................................        --            --         3,208          --          7,897
       Translation of Foreign
         Currency-Denominated Amounts....................        --            --            85          --           (166)
                                                             ------       -------     ---------    --------       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     1,659        39,354       451,851     651,277        126,503
                                                             ------       -------     ---------    --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $2,079       $44,790     $ 563,349    $896,699       $272,384
                                                             ======       =======     =========    ========       ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                        INTERNATIONAL
                                                          INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                          VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                           PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                          ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $392 and $0, respectively)..................         --            --        $ 3,694              --
   Interest..............................................         --            --             11              --
   Income from Securities Lending........................         --            --             72              --
   Expenses Allocated from Affiliated Investment
     Companies...........................................         --            --           (224)             --
                                                            --------       -------        -------         -------
Income Distributions Received from Affiliated
  Investment Companies...................................         --            --            332              --
                                                            --------       -------        -------         -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........         --            --          3,885              --
                                                            --------       -------        -------         -------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $3,476, $545, $0 and $719, respectively)............   $ 36,945       $ 5,739             --         $ 6,822
   Income from Securities Lending........................      1,985            66             --             121
                                                            --------       -------        -------         -------
          Total Fund Investment Income...................     38,930         5,805             --           6,943
                                                            --------       -------        -------         -------
FUND EXPENSES
   Investment Management Fees............................      5,475           433            609           1,435
   Accounting & Transfer Agent Fees......................        172            36             17              45
   Custodian Fees........................................        148            34             --             105
   Filing Fees...........................................         61            27             12              34
   Shareholders' Reports.................................         51            11              5              12
   Directors'/Trustees' Fees & Expenses..................         10             1             --               2
   Professional Fees.....................................         23             2              2              18
   Other.................................................         50             5              4              20
                                                            --------       -------        -------         -------
          Total Fund Expenses............................      5,990           549            649           1,671
                                                            --------       -------        -------         -------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................         --            58           (278)             --
   Fees Paid Indirectly (Note C).........................        (64)          (21)            --             (30)
                                                            --------       -------        -------         -------
   Net Expenses..........................................      5,926           586            371           1,641
                                                            --------       -------        -------         -------
   NET INVESTMENT INCOME (LOSS)..........................     33,004         5,219          3,514           5,302
                                                            --------       -------        -------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Investment Securities...............................         --            --            766              --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................    (14,545)       (3,545)            --           3,466
       Affiliated Investment Companies Shares Sold.......         (1)           (1)          (628)             --
       Transactions Allocated from Affiliated
         Investment Company**............................         --            --            682              --
       Futures...........................................     (1,747)          255           (109)           (308)
       Foreign Currency Transactions.....................       (520)          (52)            --             (66)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    103,233        34,472             --          23,747
       Affiliated Investment Companies Shares............         11            --            265              --
       Transactions Allocated from Affiliated
         Investment Company..............................         --            --         10,739              --
       Translation of Foreign
         Currency-Denominated Amounts....................        (56)          (10)            --              (6)
                                                            --------       -------        -------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     86,375        31,119         11,715          26,833
                                                            --------       -------        -------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $119,379       $36,338        $15,229         $32,135
                                                            ========       =======        =======         =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                   SELECTIVELY
                                                                         WORLD EX U.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                          CORE EQUITY    EQUITY      EQUITY      MARKETS
                                                                          PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                         ------------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $6,164,
     respectively)......................................................         --          --           --     $ 50,895
   Interest.............................................................         --          --           --           23
   Income from Securities Lending.......................................         --          --           --        2,203
   Expenses Allocated from Affiliated Investment Companies..............         --          --           --       (3,930)
                                                                           --------     -------      -------     --------
Income Distributions Received from Affiliated Investment Companies......         --     $ 7,151      $ 3,858           --
                                                                           --------     -------      -------     --------
          Total Net Investment Income Received from Affiliated
            Investment Companies........................................         --       7,151        3,858       49,191
                                                                           --------     -------      -------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $4,554, $0, $0 and $0,
     respectively)......................................................   $ 46,002          --           --           --
   Income from Securities Lending.......................................      2,037          --           --           --
          Total Fund Investment Income..................................     48,039          --           --           --
FUND EXPENSES
   Investment Management Fees...........................................      5,306       1,172          604       12,005
   Accounting & Transfer Agent Fees.....................................        204          32           27          146
   Custodian Fees.......................................................        349          --            1           --
   Filing Fees..........................................................         49          21           13           47
   Shareholders' Reports................................................         54           7            7          104
   Directors'/Trustees' Fees & Expenses.................................         13           3            2           22
   Professional Fees....................................................         40           2            1            9
   Other................................................................         58           4            1           14
                                                                           --------     -------      -------     --------
          Total Fund Expenses...........................................      6,073       1,241          656       12,347
                                                                           --------     -------      -------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................          9        (987)        (528)      (2,859)
   Fees Paid Indirectly (Note C)........................................       (100)         --           --           --
                                                                           --------     -------      -------     --------
   Net Expenses.........................................................      5,982         254          128        9,488
                                                                           --------     -------      -------     --------
   NET INVESTMENT INCOME (LOSS).........................................     42,057       6,897        3,730       39,703
                                                                           --------     -------      -------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment Securities.......         --       2,509        1,971           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................    (11,038)         --           --           --
       Affiliated Investment Companies Shares Sold......................         (1)     (2,690)      (3,060)          --
       Transactions Allocated from Affiliated Investment Company**......         --          --           --      (15,692)
       Futures..........................................................     (1,060)        (63)      (2,076)          --
       Foreign Currency Transactions....................................       (140)         --           --           --
       Forward Currency Contracts.......................................         --          --        2,569           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................    238,349          --            2           --
       Affiliated Investment Companies Shares...........................          9      61,804       28,836           --
       Transactions Allocated from Affiliated Investment Company........         --          --           --      626,514
       Futures..........................................................         --          --        2,381           --
       Translation of Foreign Currency-Denominated Amounts..............        (48)         --           --           --
       Forward Currency Contracts.......................................         --          --       (1,116)          --
                                                                           --------     -------      -------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    226,071      61,560       29,507      610,822
                                                                           --------     -------      -------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $268,128     $68,457      $33,237     $650,525
                                                                           ========     =======      =======     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                         EMERGING
                                                             EMERGING      EMERGING    MARKETS CORE      EMERGING
                                                          MARKETS SMALL  MARKETS VALUE    EQUITY     MARKETS TARGETED
                                                          CAP PORTFOLIO*  PORTFOLIO*    PORTFOLIO#  VALUE PORTFOLIO(A)#
                                                          -------------- ------------- ------------ -------------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated
  Investment Companies
   Dividends (Net of Foreign Taxes Withheld of
     $5,896, $20,799, $0 and $0, respectively)...........    $ 49,800     $  153,892            --            --
   Interest..............................................          26            157            --            --
   Income from Securities Lending........................      19,952          7,373            --            --
   Expenses Allocated from Affiliated Investment
     Companies...........................................      (8,253)       (11,922)           --            --
                                                             --------     ----------    ----------        ------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........      61,525        149,500            --            --
                                                             --------     ----------    ----------        ------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $30,292 and $95, respectively)..............          --             --    $  233,608        $  872
   Income from Securities Lending........................          --             --        27,802            14
                                                             --------     ----------    ----------        ------
          Total Fund Investment Income...................          --             --       261,410           886
                                                             --------     ----------    ----------        ------
FUND EXPENSES
   Investment Management Fees............................      21,697         43,414        63,678           325
   Accounting & Transfer Agent Fees......................         212            324         1,409            13
   Custodian Fees........................................          --              1         4,478            29
   Shareholder Servicing Fees
       Class R2 Shares...................................          --             35            --            --
   Filing Fees...........................................          54             94           188            10
   Shareholders' Reports.................................          85            173           361             8
   Directors'/Trustees' Fees & Expenses..................          26             67           104            --
   Professional Fees.....................................          10             28           251             2
   Organizational & Offering Costs.......................          --             --            --            37
   Other.................................................          17             44           419             1
                                                             --------     ----------    ----------        ------
          Total Fund Expenses............................      22,101         44,180        70,888           425
                                                             --------     ----------    ----------        ------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recoveredby Advisor
     (Note C)............................................      (6,677)            --            --           (31)
       Class R2 Shares...................................          --            (14)           --            --
       Institutional Class Shares........................          --         (8,669)           --            --
   Fees Paid Indirectly (Note C).........................          --             --          (664)           (2)
                                                             --------     ----------    ----------        ------
   Net Expenses..........................................      15,424         35,497        70,224           392
                                                             --------     ----------    ----------        ------
   NET INVESTMENT INCOME (LOSS)..........................      46,101        114,003       191,186           494
                                                             --------     ----------    ----------        ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**......................          --             --      (191,846)          158
       Affiliated Investment Companies Shares Sold.......          --             --             9            --
       Transactions Allocated from Affiliated
         Investment Company**............................      73,008        100,918            --            --
       Futures...........................................          --             --         2,305            39
       Foreign Currency Transactions.....................          --             --         1,387           (40)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........          --             --     3,159,593         7,910
       Affiliated Investment Companies Shares............          --             --            56            --
       Transactions Allocated from Affiliated
         Investment Company..............................     769,601      1,327,074            --            --
       Futures...........................................          --             --        21,428            --
       Translation of Foreign
         Currency-Denominated Amounts....................          --             --           (33)           (1)
                                                             --------     ----------    ----------        ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............     842,609      1,427,992     2,992,899         8,066
                                                             --------     ----------    ----------        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................    $888,710     $1,541,995    $3,184,085        $8,560
                                                             ========     ==========    ==========        ======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $1 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
(a)The Portfolio commenced operations on November 14, 2018.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        ENHANCED U.S. LARGE    U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                         COMPANY PORTFOLIO           PORTFOLIO                PORTFOLIO
                                                       ---------------------  ----------------------  ------------------------
                                                       SIX MONTHS    YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                          ENDED      ENDED       ENDED       ENDED       ENDED        ENDED
                                                         APR 30,    OCT 31,     APR 30,     OCT 31,     APR 30,      OCT 31,
                                                          2019       2018        2019        2018        2019         2018
                                                       ----------- ---------  ----------- ----------  -----------  -----------
                                                       (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................  $  3,430   $   6,789  $   13,393  $   23,192  $   287,385  $   505,087
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/...............    (1,143)     (2,528)     (3,020)      4,178           --           --
       Affiliated Investment Companies Shares
         Sold.........................................        --          (1)         --          (5)          --           --
       Transactions Allocated from Affiliated
         Investment Company*,**.......................        --          --          --          --      417,196    1,280,400
       Futures........................................   (14,206)     51,936         466          21           --           --
       Foreign Currency Transactions..................       (20)        (33)         --          --           --           --
       Forward Currency Contracts.....................     1,946       2,456          --          --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.....................................     2,886      (3,976)    134,021      54,720           --           --
       Affiliated Investment Companies
         Shares.......................................        --          --           3           2           --           --
       Transactions Allocated from Affiliated
         Investment Company...........................        --          --          --          --      358,503   (1,151,639)
       Futures........................................    40,220     (34,076)         --          --           --           --
       Translation of Foreign Currency-
         Denominated Amounts..........................        (1)          3          --          --           --           --
       Forward Currency Contracts.....................       (27)       (448)         --          --           --           --
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations................................    33,085      20,122     144,863      82,108    1,063,084      633,848
                                                        --------   ---------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares.....................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Distributions.........................   (18,057)    (55,242)    (13,679)    (22,158)  (1,446,389)  (1,599,355)
                                                        --------   ---------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued......................................    48,217     104,340     328,886     400,167    2,973,915    5,451,856
   Shares Issued in Lieu of Cash Distributions........    18,017      55,182      12,497      20,444    1,363,715    1,507,556
   Shares Redeemed....................................   (61,831)   (119,686)   (275,044)   (236,226)  (3,005,123)  (4,458,440)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions................     4,403      39,836      66,339     184,385    1,332,507    2,500,972
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets....................................    19,431       4,716     197,523     244,335      949,202    1,535,465
NET ASSETS
   Beginning of Period................................   327,063     322,347   1,457,218   1,212,883   25,268,336   23,732,871
                                                        --------   ---------  ----------  ----------  -----------  -----------
   End of Period......................................  $346,494   $ 327,063  $1,654,741  $1,457,218  $26,217,538  $25,268,336
                                                        ========   =========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................................     3,855       7,678      20,017      23,452       86,027      139,106
   Shares Issued in Lieu of Cash Distributions........     1,565       4,245         769       1,202       41,450       39,063
   Shares Redeemed....................................    (4,951)     (8,983)    (16,754)    (13,769)     (87,483)    (113,759)
                                                        --------   ---------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.......................       469       2,940       4,032      10,885       39,994       64,410
                                                        ========   =========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. TARGETED VALUE      U.S. SMALL CAP VALUE       U.S. CORE EQUITY 1
                                                        PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                ------------------------  ------------------------  ------------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,      OCT 31,
                                                   2019         2018         2019         2018         2019         2018
                                                -----------  -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $    71,263  $   133,663  $    85,485  $   157,417  $   206,961  $   359,365
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........     195,653      450,081      586,452      833,947      160,953      159,334
       Affiliated Investment Companies
         Shares Sold...........................          (6)        (120)           2         (150)          (3)        (157)
       Futures.................................      (2,413)      10,338       (3,040)       8,130        2,546       22,597
       Foreign Currency Transactions...........          --          (10)          --           (5)          --           (2)
       In-Kind Redemptions.....................          --       16,160           --           --           --           --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..............................     196,287     (761,255)    (397,545)  (1,207,909)   1,658,628      582,991
       Affiliated Investment Companies
         Shares................................          88            2          112          (29)         109            1
       Futures.................................       6,971       (3,019)       6,431       (7,825)      18,378      (12,157)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     467,843     (154,160)     277,897     (216,424)   2,047,572    1,111,972
                                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions:
       Class R1 Shares.........................      (2,170)      (2,923)          --           --           --           --
       Class R2 Shares.........................      (4,652)      (7,940)          --           --           --           --
       Institutional Class Shares..............    (473,173)    (575,420)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Distributions..................    (479,995)    (586,283)    (848,542)    (834,889)    (357,964)    (460,863)
                                                -----------  -----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   1,604,473    2,212,541    2,074,843    2,623,124    3,304,862    5,010,981
   Shares Issued in Lieu of Cash
     Distributions.............................     454,873      552,460      772,136      765,814      349,969      450,061
   Shares Redeemed.............................  (1,293,880)  (2,301,827)  (2,129,753)  (2,770,877)  (2,784,435)  (3,245,167)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.......................     765,466      463,174      717,226      618,061      870,396    2,215,875
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     753,314     (277,269)     146,581     (433,252)   2,560,004    2,866,984
NET ASSETS
   Beginning of Period.........................  10,463,162   10,740,431   14,732,615   15,165,867   23,629,726   20,762,742
                                                -----------  -----------  -----------  -----------  -----------  -----------
   End of Period............................... $11,216,476  $10,463,162  $14,879,196  $14,732,615  $26,189,730  $23,629,726
                                                ===========  ===========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................      73,911       87,535       63,331       67,506      149,759      213,759
   Shares Issued in Lieu of Cash
     Distributions.............................      22,449       22,442       25,188       20,311       16,346       19,536
   Shares Redeemed.............................     (59,565)     (90,819)     (64,964)     (71,140)    (126,558)    (138,602)
                                                -----------  -----------  -----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...........................      36,795       19,158       23,555       16,677       39,547       94,693
                                                ===========  ===========  ===========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     U.S. CORE EQUITY 2       U.S. VECTOR EQUITY         U.S. SMALL CAP
                                                          PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                  ------------------------  ----------------------  ------------------------
                                                  SIX MONTHS      YEAR      SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                                     ENDED        ENDED        ENDED       ENDED       ENDED        ENDED
                                                    APR 30,      OCT 31,      APR 30,     OCT 31,     APR 30,      OCT 31,
                                                     2019         2018         2019        2018        2019         2018
                                                  -----------  -----------  ----------- ----------  -----------  -----------
                                                  (UNAUDITED)               (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   216,067  $   379,407  $   34,712  $   66,134  $    97,789  $   190,744
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............     192,634      287,280      63,035     112,491      328,481      630,926
       Affiliated Investment Companies
         Shares Sold.............................          (5)        (115)         (1)        (52)          19         (358)
       Futures...................................      (4,838)      26,827       2,204       1,014       (1,294)      14,477
       Foreign Currency Transactions.............          --           (4)         --          --           --           (6)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................   1,558,897      218,021     151,372    (137,731)     225,280     (714,753)
       Affiliated Investment Companies
         Shares..................................         127          (15)         32         (17)         200          (18)
       Futures...................................      22,739      (16,600)      1,554         631        8,867       (5,817)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................   1,985,621      894,801     252,908      42,470      659,342      115,195
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Distributions:
       Institutional Class Shares................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Distributions....................    (488,834)    (577,402)   (138,994)   (226,006)    (677,037)    (828,617)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued.................................   3,341,927    4,612,048     769,974     801,656    2,081,275    3,281,164
   Shares Issued in Lieu of Cash
     Distributions...............................     477,329      567,939     130,374     223,582      641,516      786,942
   Shares Redeemed...............................  (2,655,304)  (3,335,154)   (889,924)   (954,936)  (1,955,587)  (2,983,020)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share
            Transactions.........................   1,163,952    1,844,833      10,424      70,302      767,204    1,085,086
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,660,739    2,162,232     124,338    (113,234)     749,509      371,664
NET ASSETS
   Beginning of Period...........................  24,677,650   22,515,418   4,610,769   4,724,003   17,303,451   16,931,787
                                                  -----------  -----------  ----------  ----------  -----------  -----------
   End of Period................................. $27,338,389  $24,677,650  $4,735,107  $4,610,769  $18,052,960  $17,303,451
                                                  ===========  ===========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................     164,069      209,626      44,185      41,129       64,218       88,622
   Shares Issued in Lieu of Cash
     Distributions...............................      24,270       26,310       7,938      11,712       21,059       21,913
   Shares Redeemed...............................    (128,602)    (151,440)    (50,697)    (48,909)     (60,408)     (80,602)
                                                  -----------  -----------  ----------  ----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed.............................      59,737       84,496       1,426       3,932       24,869       29,933
                                                  ===========  ===========  ==========  ==========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                U.S. HIGH RELATIVE     DFA REAL ESTATE SECURITIES
                                      U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                      ----------------------   ----------------------  ------------------------
                                      SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                         ENDED        ENDED       ENDED       ENDED       ENDED         ENDED
                                        APR 30,      OCT 31,     APR 30,     OCT 31,     APR 30,       OCT 31,
                                         2019         2018        2019        2018        2019          2018
                                      -----------  ----------  -----------  --------   -----------   -----------
                                      (UNAUDITED)              (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   34,156   $   49,928  $    7,802   $  6,528   $   180,010   $   399,946
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold/*,**/..................    225,002      264,588      (3,639)    (2,077)      (30,451)      (46,559)
       Affiliated Investment
         Companies Shares Sold.......          1          (61)         --         (3)            4           (37)
       Futures.......................     (5,420)       7,709         (52)        59        (6,732)        8,922
       Foreign Currency
         Transactions................         --           (3)         --         --            --            --
       In-Kind Redemptions...........         --           --          --         --        50,622        80,654
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........   (112,806)    (242,170)    105,724         35       899,947      (196,570)
       Affiliated Investment
         Companies Shares............         66           (7)          1          1            17            (2)
       Futures.......................      6,144       (3,647)         --         --         4,100        (2,811)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........    147,143       76,337     109,836      4,543     1,097,517       243,543
                                      ----------   ----------  ----------   --------   -----------   -----------
Distributions:
       Institutional Class
         Shares......................   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Distributions........   (283,740)    (328,523)     (7,057)    (5,717)     (149,660)     (439,618)
                                      ----------   ----------  ----------   --------   -----------   -----------
Capital Share
  Transactions (1):
   Shares Issued.....................    698,594      990,936     467,544    637,379     1,111,773     1,859,208
   Shares Issued in Lieu of
     Cash Distributions..............    261,766      302,813       7,052      5,712       123,356       351,943
   Shares Redeemed...................   (663,071)    (869,977)   (140,571)   (60,262)   (1,276,293)   (1,718,594)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    297,289      423,772     334,025    582,829       (41,164)      492,557
                                      ----------   ----------  ----------   --------   -----------   -----------
          Total Increase
            (Decrease) in Net
            Assets...................    160,692      171,586     436,804    581,655       906,693       296,482
NET ASSETS
   Beginning of Period...............  6,478,316    6,306,730     722,728    141,073     8,577,658     8,281,176
                                      ----------   ----------  ----------   --------   -----------   -----------
   End of Period..................... $6,639,008   $6,478,316  $1,159,532   $722,728   $ 9,484,351   $ 8,577,658
                                      ==========   ==========  ==========   ========   ===========   ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     34,784       43,334      39,681     52,575        31,172        54,826
   Shares Issued in Lieu of
     Cash Distributions..............     13,888       13,706         609        468         3,552        10,160
   Shares Redeemed...................    (33,063)     (38,021)    (12,131)    (4,950)      (36,255)      (50,388)
                                      ----------   ----------  ----------   --------   -----------   -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................     15,609       19,019      28,159     48,093        (1,531)       14,598
                                      ==========   ==========  ==========   ========   ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         LARGE CAP INTERNATIONAL    INTERNATIONAL CORE         GLOBAL SMALL
                                                                PORTFOLIO            EQUITY PORTFOLIO       COMPANY PORTFOLIO
                                                         ----------------------  ------------------------  -------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS   YEAR
                                                            ENDED       ENDED       ENDED        ENDED        ENDED     ENDED
                                                           APR 30,     OCT 31,     APR 30,      OCT 31,      APR 30,   OCT 31,
                                                            2019        2018        2019         2018         2019      2018
                                                         ----------- ----------  -----------  -----------  ----------- -------
                                                         (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   74,623  $  135,824  $   411,722  $   753,667    $   237   $   403
   Capital Gain Distributions Received from
     Investment Securities..............................         --          --           --           --        587       333
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (67,965)      9,278     (190,728)      37,602         --        --
       Affiliated Investment Companies Shares
         Sold...........................................         (6)        (31)           4          (83)      (237)      (93)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................         --          --           --           --        721      (602)
       Futures..........................................     (1,849)      5,207         (943)      42,294         --        15
       Foreign Currency Transactions....................       (652)     (1,098)       2,144       (6,317)        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................    376,743    (492,554)   1,462,548   (3,538,139)        --        --
       Affiliated Investment Companies Shares...........         20          35           96          (17)       306      (772)
       Transactions Allocated from Affiliated
         Investment Company.............................         --          --           --           --        190    (1,701)
       Futures..........................................      4,753      (3,535)      23,259      (17,544)        --        --
       Translation of Foreign Currency-
         Denominated Amounts............................        (11)       (201)         (48)        (811)        --        --
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    385,656    (347,075)   1,708,054   (2,729,348)     1,804    (2,417)
                                                         ----------  ----------  -----------  -----------    -------   -------
Distributions:
       Institutional Class Shares.......................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Distributions...........................    (52,104)   (132,270)    (297,074)    (711,406)      (308)     (350)
                                                         ----------  ----------  -----------  -----------    -------   -------
Capital Share Transactions (1):
   Shares Issued........................................  1,019,278   1,048,667    5,441,043    8,724,881      8,411    22,726
   Shares Issued in Lieu of Cash Distributions..........     46,307     116,674      282,294      674,993        308       350
   Shares Redeemed......................................   (742,322)   (821,680)  (4,418,497)  (4,228,499)    (5,825)   (3,950)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    323,263     343,661    1,304,840    5,171,375      2,894    19,126
                                                         ----------  ----------  -----------  -----------    -------   -------
          Total Increase (Decrease) in Net
            Assets......................................    656,815    (135,684)   2,715,820    1,730,621      4,390    16,359
NET ASSETS
   Beginning of Period..................................  4,587,406   4,723,090   27,174,589   25,443,968     31,380    15,021
                                                         ----------  ----------  -----------  -----------    -------   -------
   End of Period........................................ $5,244,221  $4,587,406  $29,890,409  $27,174,589    $35,770   $31,380
                                                         ==========  ==========  ===========  ===========    =======   =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     48,793      44,730      439,660      611,977        815     1,939
   Shares Issued in Lieu of Cash Distributions..........      2,229       5,040       23,614       48,289         31        31
   Shares Redeemed......................................    (35,522)    (35,059)    (360,563)    (299,311)      (572)     (346)
                                                         ----------  ----------  -----------  -----------    -------   -------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     15,500      14,711      102,711      360,955        274     1,624
                                                         ==========  ==========  ===========  ===========    =======   =======

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            INTERNATIONAL SMALL        JAPANESE SMALL      ASIA PACIFIC SMALL
                                                             COMPANY PORTFOLIO       COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                         ------------------------  ---------------------  --------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS    YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED      ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,    OCT 31,
                                                            2019         2018         2019       2018        2019       2018
                                                         -----------  -----------  ----------- ---------  ----------- --------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   136,255  $   305,199   $  6,493   $  10,186   $  5,523   $ 12,981
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     194,248      549,889      3,900      36,946      1,984    (13,453)
       Futures..........................................      (1,000)      17,382         --          --         --         --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................         108           --         --          --         --         --
       Transactions Allocated from Affiliated
         Investment Company.............................     242,534   (2,214,609)   (21,064)   (101,251)    25,627    (33,087)
       Futures..........................................       6,908       (9,491)        --          --         --         --
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     579,053   (1,351,630)   (10,671)    (54,119)    33,134    (33,559)
                                                         -----------  -----------   --------   ---------   --------   --------
Distributions:
       Institutional Class Shares.......................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Distributions...........................    (740,835)    (711,038)   (39,387)    (15,936)   (11,260)   (13,370)
                                                         -----------  -----------   --------   ---------   --------   --------
Capital Share Transactions (1):
   Shares Issued........................................   1,902,140    2,606,895     38,156     141,296     11,726    103,070
   Shares Issued in Lieu of Cash Distributions..........     712,536      680,889     36,290      14,541     10,374     12,186
   Shares Redeemed......................................  (2,485,648)  (2,059,202)   (55,779)   (111,110)   (11,921)   (54,145)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................     129,028    1,228,582     18,667      44,727     10,179     61,111
                                                         -----------  -----------   --------   ---------   --------   --------
          Total Increase (Decrease) in Net
            Assets......................................     (32,754)    (834,086)   (31,391)    (25,328)    32,053     14,182
NET ASSETS
   Beginning of Period..................................  12,656,204   13,490,290    622,650     647,978    346,335    332,153
                                                         -----------  -----------   --------   ---------   --------   --------
   End of Period........................................ $12,623,450  $12,656,204   $591,259   $ 622,650   $378,388   $346,335
                                                         ===========  ===========   ========   =========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     111,807      124,547      1,648       4,906        572      4,371
   Shares Issued in Lieu of Cash Distributions..........      44,701       33,057      1,637         505        522        527
   Shares Redeemed......................................    (145,395)     (98,779)    (2,400)     (3,870)      (567)    (2,282)
                                                         -----------  -----------   --------   ---------   --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      11,113       58,825        885       1,541        527      2,616
                                                         ===========  ===========   ========   =========   ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         UNITED KINGDOM SMALL   CONTINENTAL SMALL     DFA INTERNATIONAL REAL
                                                          COMPANY PORTFOLIO     COMPANY PORTFOLIO    ESTATE SECURITIES PORTFOLIO
                                                         -------------------  ---------------------  --------------------------
                                                         SIX MONTHS   YEAR    SIX MONTHS    YEAR     SIX MONTHS       YEAR
                                                            ENDED     ENDED      ENDED      ENDED       ENDED         ENDED
                                                           APR 30,   OCT 31,    APR 30,    OCT 31,     APR 30,       OCT 31,
                                                            2019      2018       2019       2018        2019          2018
                                                         ----------- -------  ----------- ---------  -----------   -----------
                                                         (UNAUDITED)          (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........................   $   420   $ 1,170   $   5,436  $  15,590  $  111,498    $   245,747
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................        --        --          --         --    (102,659)       (55,861)
       Affiliated Investment Companies Shares
         Sold...........................................        --        --          --         --           1            (50)
       Transactions Allocated from Affiliated
         Investment Company*,**.........................        55     2,228      49,188     19,862          --             --
       Futures..........................................        --        --          --         --      (1,258)         6,053
       Foreign Currency Transactions....................        --        --          --         --         834          3,300
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency.......        --        --          --         --     551,631       (212,037)
       Affiliated Investment Companies Shares...........        --        --          --         --           9              6
       Transactions Allocated from Affiliated
         Investment Company.............................     1,604    (7,070)     (9,834)  (119,115)         --             --
       Futures..........................................        --        --          --         --       3,208         (1,430)
       Translation of Foreign Currency-Denominated
         Amounts........................................        --        --          --         --          85           (239)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................     2,079    (3,672)     44,790    (83,663)    563,349        (14,511)
                                                           -------   -------   ---------  ---------  ----------    -----------
Distributions:
       Institutional Class Shares.......................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Distributions...........................    (1,692)   (3,924)    (21,094)   (20,414)   (302,662)      (241,977)
                                                           -------   -------   ---------  ---------  ----------    -----------
Capital Share Transactions (1):
   Shares Issued........................................     1,072     2,809      99,162    207,831     591,761      1,129,099
   Shares Issued in Lieu of Cash Distributions..........     1,517     3,396      20,000     19,301     297,390        238,291
   Shares Redeemed......................................    (8,164)   (7,435)   (144,846)   (69,751)   (904,436)    (1,166,148)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    (5,575)   (1,230)    (25,684)   157,381     (15,285)       201,242
                                                           -------   -------   ---------  ---------  ----------    -----------
          Total Increase (Decrease) in Net
            Assets......................................    (5,188)   (8,826)     (1,988)    53,304     245,402        (55,246)
NET ASSETS
   Beginning of Period..................................    36,351    45,177     645,651    592,347   5,442,507      5,497,753
                                                           -------   -------   ---------  ---------  ----------    -----------
   End of Period........................................   $31,163   $36,351   $ 643,663  $ 645,651  $5,687,909    $ 5,442,507
                                                           =======   =======   =========  =========  ==========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................        42        91       4,406      7,354     120,393        219,592
   Shares Issued in Lieu of Cash Distributions..........        66       114         925        709      64,510         46,632
   Shares Redeemed......................................      (341)     (239)     (6,201)    (2,541)   (189,862)      (228,031)
                                                           -------   -------   ---------  ---------  ----------    -----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      (233)      (34)       (870)     5,522      (4,959)        38,193
                                                           =======   =======   =========  =========  ==========    ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL  INTERNATIONAL VECTOR EQUITY
                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO           PORTFOLIO
                                                    ------------------------  ------------------------  --------------------------
                                                    SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS       YEAR
                                                       ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                                      APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,       OCT 31,
                                                       2019         2018         2019         2018         2019          2018
                                                    -----------  -----------  -----------  -----------  -----------    ----------
                                                    (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   245,422  $   319,485  $   145,881  $   333,887  $   33,004    $   63,232
   Capital Gain Distributions Received from
     Investment Securities.........................          --        5,030           --           --          --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/............       4,056      (30,218)      43,249      489,396     (14,545)       81,370
       Affiliated Investment Companies
         Shares Sold...............................      23,983       13,679            8          (64)         (1)           (4)
       Futures.....................................        (135)          --       (2,562)      19,832      (1,747)          (84)
       Foreign Currency Transactions...............          --           --         (522)     (11,795)       (520)         (430)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency..................................     398,356       (6,013)      78,543   (2,949,087)    103,233      (401,480)
       Affiliated Investment Companies
         Shares....................................     225,017     (177,027)          56          (36)         11            (6)
       Futures.....................................          --           --        7,897       (7,629)         --            --
       Translation of Foreign Currency-
         Denominated Amounts.......................          --           --         (166)        (512)        (56)          (65)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................     896,699      124,936      272,384   (2,126,008)    119,379      (257,467)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Distributions:
       Institutional Class Shares..................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Distributions......................    (351,905)    (255,497)    (616,000)    (896,785)    (97,827)      (69,245)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................   1,089,871    2,076,669    2,085,486    2,575,335     702,599       587,591
   Shares Issued in Lieu of Cash
     Distributions.................................     335,724      245,163      556,119      810,215      93,072        68,621
   Shares Redeemed.................................  (1,144,784)  (1,469,129)  (2,284,232)  (2,737,533)   (671,865)     (418,135)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     280,811      852,703      357,373      648,017     123,806       238,077
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Total Increase (Decrease) in Net
            Assets.................................     825,605      722,142       13,757   (2,374,776)    145,358       (88,635)
NET ASSETS
   Beginning of Period.............................   7,475,924    6,753,782   13,787,695   16,162,471   2,441,217     2,529,852
                                                    -----------  -----------  -----------  -----------  ----------     ----------
   End of Period................................... $ 8,301,529  $ 7,475,924  $13,801,452  $13,787,695  $2,586,575    $2,441,217
                                                    ===========  ===========  ===========  ===========  ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................      99,547      193,699      118,434      116,242      64,167        44,843
   Shares Issued in Lieu of Cash
     Distributions.................................      32,690       22,410       33,421       36,559       8,921         5,242
   Shares Redeemed.................................    (106,641)    (137,791)    (130,126)    (123,463)    (61,404)      (31,849)
                                                    -----------  -----------  -----------  -----------  ----------     ----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      25,596       78,318       21,729       29,338      11,684        18,236
                                                    ===========  ===========  ===========  ===========  ==========     ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                INTERNATIONAL HIGH RELATIVE  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                PROFITABILITY PORTFOLIO           PORTFOLIO          VALUE PORTFOLIO
                                                --------------------------  --------------------  ---------------------
                                                SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                   ENDED         ENDED         ENDED      ENDED      ENDED      ENDED
                                                  APR 30,       OCT 31,       APR 30,    OCT 31,    APR 30,    OCT 31,
                                                   2019          2018          2019       2018       2019       2018
                                                -----------     --------    ----------- --------  ----------- ---------
                                                (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................  $  5,219      $  4,407      $  3,514   $  6,776   $   5,302  $  10,453
   Capital Gain Distributions Received
     from Investment Securities................        --            --           766        772          --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........    (3,545)       (1,478)           --         --       3,466     14,758
       Affiliated Investment Companies
         Shares Sold...........................        (1)           --          (628)      (152)         --         (1)
       Transactions Allocated from
         Affiliated Investment
         Company*,**...........................        --            --           682      4,866          --         --
       Futures.................................       255           167          (109)        --        (308)        22
       Foreign Currency Transactions...........       (52)           35            --         --         (66)      (268)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    34,472       (27,436)           --         --      23,747    (98,264)
       Affiliated Investment Companies
         Shares................................        --            --           265     (4,644)         --         --
       Transactions Allocated from
         Affiliated Investment Company.........        --            --        10,739    (30,618)         --         --
       Translation of Foreign
         Currency-Denominated Amounts..........       (10)           (7)           --         --          (6)        (8)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    36,338       (24,312)       15,229    (23,000)     32,135    (73,308)
                                                 --------       --------     --------   --------   ---------  ---------
Distributions:
       Institutional Class Shares..............    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
          Total Distributions..................    (3,225)       (3,960)       (7,673)    (8,118)    (14,079)   (18,759)
                                                 --------       --------     --------   --------   ---------  ---------
Capital Share Transactions (1):
   Shares Issued...............................   182,636       252,625        67,430     78,125     245,029    215,731
   Shares Issued in Lieu of Cash
     Distributions.............................     3,224         3,958         7,666      8,111      14,048     18,713
   Shares Redeemed.............................   (47,301)      (29,236)      (42,165)   (61,001)   (182,854)  (148,726)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Capital Share Transactions.........   138,559       227,347        32,931     25,235      76,223     85,718
                                                 --------       --------     --------   --------   ---------  ---------
          Total Increase (Decrease) in
            Net Assets.........................   171,672       199,075        40,487     (5,883)     94,279     (6,349)
NET ASSETS
   Beginning of Period.........................   266,868        67,793       240,668    246,551     460,155    466,504
                                                 --------       --------     --------   --------   ---------  ---------
   End of Period...............................  $438,540      $266,868      $281,155   $240,668   $ 554,434  $ 460,155
                                                 ========       ========     ========   ========   =========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................    18,730        23,561         6,186      6,253      20,451     15,217
   Shares Issued in Lieu of Cash
     Distributions.............................       328           374           738        657       1,213      1,301
   Shares Redeemed.............................    (4,944)       (2,797)       (3,823)    (4,751)    (15,157)   (10,739)
                                                 --------       --------     --------   --------   ---------  ---------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........    14,114        21,138         3,101      2,159       6,507      5,779
                                                 ========       ========     ========   ========   =========  =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         WORLD EX U.S. CORE EQUITY   WORLD CORE EQUITY      SELECTIVELY HEDGED
                                                                PORTFOLIO                PORTFOLIO        GLOBAL EQUITY PORTFOLIO
                                                         ------------------------  ---------------------  ---------------------
                                                         SIX MONTHS      YEAR      SIX MONTHS    YEAR     SIX MONTHS     YEAR
                                                            ENDED        ENDED        ENDED      ENDED       ENDED       ENDED
                                                           APR 30,      OCT 31,      APR 30,    OCT 31,     APR 30,     OCT 31,
                                                            2019         2018         2019       2018        2019        2018
                                                         -----------  ----------   ----------- ---------  -----------  ---------
                                                         (UNAUDITED)               (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   42,057   $   81,701    $  6,897   $  13,553   $  3,730    $   7,842
   Capital Gain Distributions Received from
     Investment Securities..............................         --           --       2,509       1,843      1,971        1,607
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/.................    (11,038)      21,093          --          --         --            1
       Affiliated Investment Companies Shares
         Sold...........................................         (1)          (7)     (2,690)      1,952     (3,060)       2,046
       Futures..........................................     (1,060)       1,743         (63)        145     (2,076)       3,877
       Foreign Currency Transactions....................       (140)        (951)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --      2,569        4,871
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................    238,349     (472,935)         --          --          2           13
       Affiliated Investment Companies Shares...........          9           (1)     61,804     (39,888)    28,836      (27,187)
       Futures..........................................         --           --          --          --      2,381       (2,628)
       Translation of Foreign Currency-
         Denominated Amounts............................        (48)         (79)         --          --         --           --
       Forward Currency Contracts.......................         --           --          --          --     (1,116)         178
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    268,128     (369,436)     68,457     (22,395)    33,237       (9,380)
                                                         ----------   ----------    --------   ---------   --------    ---------
Distributions:
       Institutional Class Shares.......................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Distributions...........................    (48,817)     (75,944)    (12,170)    (14,502)   (16,865)     (11,171)
                                                         ----------   ----------    --------   ---------   --------    ---------
Capital Share Transactions (1):
   Shares Issued........................................    789,969    1,408,140     132,763     346,536     52,637      114,026
   Shares Issued in Lieu of Cash Distributions..........     47,153       72,834      12,074      14,069     16,808       11,131
   Shares Redeemed......................................   (555,805)    (711,170)    (65,880)   (129,087)   (59,766)    (103,615)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    281,317      769,804      78,957     231,518      9,679       21,542
                                                         ----------   ----------    --------   ---------   --------    ---------
          Total Increase (Decrease) in Net
            Assets......................................    500,628      324,424     135,244     194,621     26,051          991
NET ASSETS
   Beginning of Period..................................  3,129,791    2,805,367     741,512     546,891    403,195      402,204
                                                         ----------   ----------    --------   ---------   --------    ---------
   End of Period........................................ $3,630,419   $3,129,791    $876,756   $ 741,512   $429,246    $ 403,195
                                                         ==========   ==========    ========   =========   ========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     74,884      116,093       8,935      20,931      3,538        6,816
   Shares Issued in Lieu of Cash Distributions..........      4,674        6,147         832         856      1,185          679
   Shares Redeemed......................................    (52,766)     (59,215)     (4,344)     (7,697)    (4,042)      (6,176)
                                                         ----------   ----------    --------   ---------   --------    ---------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................     26,792       63,025       5,423      14,090        681        1,319
                                                         ==========   ==========    ========   =========   ========    =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(1), $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        EMERGING MARKETS         EMERGING MARKETS      EMERGING MARKETS VALUE
                                                           PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                    -----------------------  -----------------------  ------------------------
                                                    SIX MONTHS     YEAR      SIX MONTHS     YEAR      SIX MONTHS      YEAR
                                                       ENDED       ENDED        ENDED       ENDED        ENDED        ENDED
                                                      APR 30,     OCT 31,      APR 30,     OCT 31,      APR 30,      OCT 31,
                                                       2019        2018         2019        2018         2019         2018
                                                    ----------- -----------  ----------- -----------  -----------  -----------
                                                    (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................... $   39,703  $   127,713  $   46,101  $   172,421  $   114,003  $   453,039
   Net Realized Gain (Loss) on:
       Transactions Allocated from
         Affiliated Investment
         Company*,**...............................    (15,692)      76,077      73,008      185,571      100,918      304,582
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from
         Affiliated Investment Company.............    626,514     (937,174)    769,601   (1,598,746)   1,327,074   (2,444,307)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations.............................    650,525     (733,384)    888,710   (1,240,754)   1,541,995   (1,686,686)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Distributions:
       Class R2 Shares.............................         --           --          --           --         (298)        (632)
       Institutional Class Shares..................    (34,000)    (115,293)   (248,942)    (339,983)    (195,858)    (438,799)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Distributions......................    (34,000)    (115,293)   (248,942)    (339,983)    (196,156)    (439,431)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................    832,653    1,740,732     637,656    1,502,030    2,007,377    2,709,737
   Shares Issued in Lieu of Cash
     Distributions.................................     30,550      104,589     232,932      321,912      184,862      416,976
   Shares Redeemed.................................   (780,360)  (2,235,370)   (793,836)  (1,188,516)  (1,502,626)  (3,958,464)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.............     82,843     (390,049)     76,752      635,426      689,613     (831,751)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net
            Assets.................................    699,368   (1,238,726)    716,520     (945,311)   2,035,452   (2,957,868)
NET ASSETS
   Beginning of Period.............................  5,394,188    6,632,914   6,304,406    7,249,717   16,456,560   19,414,428
                                                    ----------  -----------  ----------  -----------  -----------  -----------
   End of Period................................... $6,093,556  $ 5,394,188  $7,020,926  $ 6,304,406  $18,492,012  $16,456,560
                                                    ==========  ===========  ==========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................     31,148       59,520      32,323       66,017       70,844       88,155
   Shares Issued in Lieu of Cash
     Distributions.................................      1,194        3,693      12,571       14,324        6,920       14,033
   Shares Redeemed.................................    (29,172)     (75,814)    (40,560)     (52,180)     (53,696)    (128,806)
                                                    ----------  -----------  ----------  -----------  -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and
            Redeemed...............................      3,170      (12,601)      4,334       28,161       24,068      (26,618)
                                                    ==========  ===========  ==========  ===========  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $(144), respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            EMERGING MARKETS CORE   EMERGING MARKETS TARGETED
                                                                              EQUITY PORTFOLIO           VALUE PORTFOLIO
                                                                          ------------------------  -------------------------
                                                                                                             PERIOD
                                                                                                             NOV 14,
                                                                          SIX MONTHS      YEAR               2018(A)
                                                                             ENDED        ENDED                TO
                                                                            APR 30,      OCT 31,             APR 30,
                                                                             2019         2018                2019
                                                                          -----------  -----------  -------------------------
                                                                          (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   191,186  $   640,665          $    494
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................................    (191,846)      31,925               158
       Affiliated Investment Companies Shares Sold.......................           9          (73)               --
       Futures...........................................................       2,305       23,201                39
       Foreign Currency Transactions.....................................       1,387       (8,571)              (40)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................   3,159,593   (4,701,470)            7,910
       Affiliated Investment Companies Shares............................          56          (27)               --
       Futures...........................................................      21,428      (14,163)               --
       Translation of Foreign Currency-Denominated Amounts...............         (33)        (112)               (1)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................   3,184,085   (4,028,625)            8,560
                                                                          -----------  -----------          --------
Distributions:
       Institutional Class Shares........................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
          Total Distributions............................................    (202,687)    (593,704)              (64)
                                                                          -----------  -----------          --------
Capital Share Transactions (1):
   Shares Issued.........................................................   3,557,676    7,226,472           114,217
   Shares Issued in Lieu of Cash Distributions...........................     191,145      559,808                64
   Shares Redeemed.......................................................  (3,094,651)  (4,876,914)           (5,124)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Capital Share Transactions........     654,170    2,909,366           109,157
                                                                          -----------  -----------          --------
          Total Increase (Decrease) in Net Assets........................   3,635,568   (1,712,963)          117,653
NET ASSETS
   Beginning of Period...................................................  25,372,759   27,085,722                --
                                                                          -----------  -----------          --------
   End of Period......................................................... $29,008,327  $25,372,759          $117,653
                                                                          ===========  ===========          ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     177,591      325,137            11,301
   Shares Issued in Lieu of Cash Distributions...........................       9,911       26,402                 6
   Shares Redeemed.......................................................    (156,020)    (222,685)             (484)
                                                                          -----------  -----------          --------
          Net Increase (Decrease) from Shares Issued and Redeemed........      31,482      128,854            10,823
                                                                          ===========  ===========          ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $(1) and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $(5) and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                      --------------------------------------------------------------
                                                      SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                        APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                         2019         2018      2017      2016      2015      2014
                                                      -----------   --------  --------  --------  --------  --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period.................  $  13.03     $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                       --------     --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................      0.14         0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      1.14         0.52      2.63      0.45      0.53      1.94
                                                       --------     --------  --------  --------  --------  --------
       Total from Investment Operations..............      1.28         0.78      2.81      0.55      0.60      2.01
                                                       --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................     (0.19)       (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains................................     (0.57)       (2.04)    (0.36)    (0.79)    (1.66)       --
                                                       --------     --------  --------  --------  --------  --------
       Total Distributions...........................     (0.76)       (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                       --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period.......................  $  13.55     $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                       ========     ========  ========  ========  ========  ========
Total Return.........................................     10.86%(B)     5.62%    23.53%     4.75%     5.25%    17.18%
                                                       --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands)................  $346,494     $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets..............      0.15%(C)     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................      0.24%(C)     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average............
  Net Assets.........................................      2.19%(C)     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate..............................        55%(B)       91%      122%      119%      223%      202%
                                                       --------     --------  --------  --------  --------  --------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR       YEAR      YEAR      YEAR
                                                          ENDED         ENDED       ENDED      ENDED     ENDED     ENDED
                                                         APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                          2019          2018        2017       2016      2015      2014
                                                      -----------    ----------  ----------  --------  --------  --------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period................. $    16.75     $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                      ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)......................       0.15           0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................       1.43           0.81        2.87      0.19      0.21      1.57
                                                      ----------     ----------  ----------  --------  --------  --------
       Total from Investment Operations..............       1.58           1.09        3.13      0.44      0.44      1.78
                                                      ----------     ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.16)         (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains................................         --             --          --        --     (0.02)       --
                                                      ----------     ----------  ----------  --------  --------  --------
       Total Distributions...........................      (0.16)         (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                      ----------     ----------  ----------  --------  --------  --------
Net Asset Value, End of Period....................... $    18.17     $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                      ==========     ==========  ==========  ========  ========  ========
Total Return.........................................       9.52%(B)       6.82%      24.16%     3.51%     3.49%    16.19%
                                                      ----------     ----------  ----------  --------  --------  --------
Net Assets, End of Period (thousands)................ $1,654,741     $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets..............       0.18%(C)       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly))............................       0.18%(C)       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average............
  Net Assets.........................................       1.82%(C)       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate..............................         10%(B)          7%         11%       12%       12%        1%
                                                      ----------     ----------  ----------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. LARGE CAP VALUE PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     37.41     $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.41            0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.97            0.35         6.99         0.71        (0.32)        4.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.38            1.13         7.73         1.41         0.37         4.58
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.34)          (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.80)          (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.14)          (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     36.65     $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        4.37%(B)        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,217,538     $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average
  Net Assets (D)............................        0.27%(C)        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (D)............        0.37%(C)        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        2.33%(C)        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                             -----------------------------------------------------------
                                             SIX MONTHS      YEAR     YEAR     YEAR      YEAR     YEAR
                                                ENDED        ENDED    ENDED    ENDED     ENDED    ENDED
                                               APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                2019         2018     2017     2016      2015     2014
                                             -----------   -------   -------  -------  -------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.45     $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                               -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.14        0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69       (0.63)     4.66     0.60    (0.61)     1.86
                                               -------     -------   -------  -------  -------   -------
       Total from Investment Operations.....      0.83       (0.35)     4.91     0.84    (0.35)     2.04
                                               -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.12)      (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.......................     (0.94)      (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                               -------     -------   -------  -------  -------   -------
       Total Distributions..................     (1.06)      (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                               -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period..............   $ 23.22     $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                               =======     =======   =======  =======  =======   =======
Total Return................................      4.20%(B)   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                               -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands).......   $52,278     $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets.....      0.47%(C)    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to
  Average Net Assets........................      1.27%(C)    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate.....................         5%(B)      23%       23%      28%      15%       10%
                                               -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                             ---------------------------------------------------------------
                                             SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                               APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                2019         2018       2017      2016      2015      2014
                                             -----------   --------   --------  --------  --------   -------
                                             (UNAUDITED)
Net Asset Value, Beginning of Period........   $ 23.32     $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                               -------     --------   --------  --------  --------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss).............      0.13         0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.69        (0.63)      4.65      0.60     (0.61)     1.84
                                               -------     --------   --------  --------  --------   -------
       Total from Investment Operations.....      0.82        (0.39)      4.86      0.80     (0.38)     1.99
                                               -------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income....................     (0.10)       (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.......................     (0.94)       (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                               -------     --------   --------  --------  --------   -------
       Total Distributions..................     (1.04)       (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                               -------     --------   --------  --------  --------   -------
Net Asset Value, End of Period..............   $ 23.10     $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                               =======     ========   ========  ========  ========   =======
Total Return................................      4.17%(B)    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                               -------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands).......   $90,324     $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets.....      0.62%(C)     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to
  Average Net Assets........................      1.14%(C)     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate.....................         5%(B)       23%        23%       28%       15%       10%
                                               -------     --------   --------  --------  --------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                 ------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED          ENDED        ENDED        ENDED       ENDED        ENDED
                                                     APR 30,        OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                      2019           2018         2017         2016        2015         2014
                                                 -----------     -----------   -----------  ----------  ----------   ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     23.46     $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss).................        0.15            0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................        0.69           (0.63)         4.67        0.60       (0.61)        1.85
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations.........        0.84           (0.33)         4.94        0.85       (0.32)        2.06
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income........................       (0.13)          (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains...........................       (0.94)          (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
       Total Distributions......................       (1.07)          (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Period.................. $     23.23     $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                                 ===========     ===========   ===========  ==========  ==========   ==========
Total Return....................................        4.26%(B)       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                                 -----------     -----------   -----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........... $11,073,874     $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets.........        0.37%(C)        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average Net
  Assets........................................        1.37%(C)        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate.........................           5%(B)          23%           23%         28%         15%          10%
                                                 -----------     -----------   -----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     36.39     $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.26           (0.90)         7.71         1.06        (1.44)         2.93
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.46           (0.51)         8.02         1.38        (1.03)         3.16
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.17)          (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................       (1.95)          (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (2.12)          (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     34.73     $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        2.03%(B)       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $14,879,196     $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to
  Average Net Assets........................        1.21%(C)        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................          10%(B)          27%           24%          19%          17%            9%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                                       U.S. CORE EQUITY 1 PORTFOLIO
                                             -------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     22.77     $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                             -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.20            0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        1.68            0.88         4.12         0.30         0.26         2.02
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.88            1.24         4.45         0.63         0.57         2.29
                                             -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.20)          (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................       (0.14)          (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                             -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (0.34)          (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period.............. $     24.31     $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                             ===========     ===========  ===========  ===========  ===========  ===========
Total Return................................        8.48%(B)        5.59%       24.93%        3.68%        3.26%       14.72%
                                             -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)....... $26,189,730     $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....        0.19%(C)        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to
  Average Net Assets........................        1.74%(C)        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................           2%(B)           3%           3%           4%           4%           5%
                                             -----------     -----------  -----------  -----------  -----------  -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     21.25     $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                              -----------     -----------  -----------  -----------  -----------  -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............        0.18            0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        1.38            0.53         3.83         0.25         0.02         1.86
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations......        1.56            0.87         4.14         0.56         0.32         2.12
                                              -----------     -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.19)          (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains........................       (0.23)          (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                              -----------     -----------  -----------  -----------  -----------  -----------
       Total Distributions...................       (0.42)          (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Period............... $     22.39     $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                              ===========     ===========  ===========  ===========  ===========  ===========
Total Return.................................        7.60%(B)        4.16%       24.36%        3.47%        1.92%       13.78%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $27,338,389     $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets                                         1.73%(C)        1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate......................           2%(B)           5%           5%           4%           5%           6%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR        YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED       ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018        2017        2016        2015         2014
                                              -----------    ----------  ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.40     $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       0.80          (0.10)       3.65        0.24       (0.30)        1.62
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations......       0.94           0.16        3.89        0.49       (0.05)        1.83
                                              ----------     ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.13)         (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains........................      (0.42)         (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                              ----------     ----------  ----------  ----------  ----------   ----------
       Total Distributions...................      (0.55)         (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    18.79     $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                              ==========     ==========  ==========  ==========  ==========   ==========
Total Return.................................       5.60%(B)       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                              ----------     ----------  ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $4,735,107     $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets......       0.32%(C)       0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average
  Net Assets                                        1.55%(C)       1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate......................          3%(B)         10%         10%         10%         10%          10%
                                              ----------     ----------  ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. SMALL CAP PORTFOLIO
                                               ------------------------------------------------------------------------------
                                                 SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                    ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                   APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                    2019          2018         2017         2016         2015         2014
                                               -----------     -----------  -----------  -----------  -----------  ----------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     35.02     $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                               -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................        0.19            0.39         0.35         0.34         0.35        0.26
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        0.95           (0.08)        7.17         0.77         0.33        2.27
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.......        1.14            0.31         7.52         1.11         0.68        2.53
                                               -----------     -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................       (0.17)          (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.........................       (1.20)          (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                               -----------     -----------  -----------  -----------  -----------  ----------
       Total Distributions....................       (1.37)          (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Period................ $     34.79     $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                               ===========     ===========  ===========  ===========  ===========  ==========
Total Return..................................        3.81%(B)        0.77%       25.21%        3.89%        2.34%       8.67%
                                               -----------     -----------  -----------  -----------  -----------  ----------
Net Assets, End of Period (thousands)......... $18,052,960     $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.......        0.37%(C)        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net
  Assets......................................        1.15%(C)        1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.......................           6%(B)          13%          14%          10%          11%          9%
                                               -----------     -----------  -----------  -----------  -----------  ----------

                                                                        U.S. MICRO CAP PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018        2017        2016        2015        2014
                                               -----------    ----------  ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    21.88     $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                               ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
  Net Investment Income (Loss)................       0.11           0.17        0.16        0.16        0.16        0.14
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       0.27           0.12        5.12        0.60        0.02        1.35
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.......       0.38           0.29        5.28        0.76        0.18        1.49
                                               ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income......................      (0.10)         (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.........................      (0.86)         (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                               ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions....................      (0.96)         (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period................ $    21.30     $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                               ==========     ==========  ==========  ==========  ==========  ==========
Total Return..................................       2.32%(B)       1.29%      28.91%       4.32%       1.11%       7.88%
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)......... $6,639,008     $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.......       0.52%(C)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.09%(C)       0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.......................          7%(B)         19%         15%         15%         14%         12%
                                               ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
                                                   ----------------------------------         --------------
                                                                                 PERIOD
                                                    SIX MONTHS       YEAR       MAY 16,        SIX MONTHS
                                                       ENDED         ENDED     2017(A) TO         ENDED
                                                      APR 30,       OCT 31,     OCT 31,          APR 30,
                                                       2019          2018         2017            2019
                                                   -----------     --------  ----------       -----------
                                                    (UNAUDITED)                                (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    11.85      $  10.93   $  10.00        $    34.14
                                                   ----------      --------   --------        ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.10          0.19       0.07              0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       1.16          0.89       0.91              3.71
                                                   ----------      --------   --------        ----------
       Total from Investment Operations...........       1.26          1.08       0.98              4.43
                                                   ----------      --------   --------        ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.10)        (0.16)     (0.05)            (0.60)
   Net Realized Gains.............................         --            --         --                --
                                                   ----------      --------   --------        ----------
       Total Distributions........................      (0.10)        (0.16)     (0.05)            (0.60)
                                                   ----------      --------   --------        ----------
Net Asset Value, End of Period.................... $    13.01      $  11.85   $  10.93        $    37.97
                                                   ==========      ========   ========        ==========
Total Return......................................      10.70%(B)      9.88%      9.84%(B)         13.14%(B)
                                                   ----------      --------   --------        ----------
Net Assets, End of Period (thousands)............. $1,159,532      $722,728   $141,073        $9,484,351
Ratio of Expenses to Average Net Assets...........       0.25%(C)      0.25%      0.23%(C)(E)       0.18%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.24%(C)      0.27%      0.35%(C)(E)       0.19%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.74%(C)      1.58%      1.45%(C)(E)       4.05%(C)
Portfolio Turnover Rate...........................          4%(B)         7%         0%(B)             2%(B)
                                                   ----------      --------   --------        ----------

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                   -----------------------------------------------------------

                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                      ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018        2017        2016        2015        2014
                                                   ----------  ----------  ----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.69)       1.12        1.18        0.95        4.62
                                                   ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.91        1.96        2.27        1.85        5.34
                                                   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............................      (0.11)      (0.31)         --          --          --
                                                   ----------  ----------  ----------  ----------  ----------
       Total Distributions........................      (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                                   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                                   ==========  ==========  ==========  ==========  ==========
Total Return......................................       2.63%       5.86%       6.89%       5.89%      19.80%
                                                   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average Net Assets...........       0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid Indirectly))       0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net
  Assets..........................................       4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........................          3%          1%          3%          4%          0%
                                                   ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   LARGE CAP INTERNATIONAL PORTFOLIO
                                             ----------------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                 2019          2018         2017        2016         2015         2014
                                             -----------    ----------   ----------  ----------   ----------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.29     $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                             ----------     ----------   ----------  ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.33           0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.31          (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....       1.64          (1.59)        4.58       (0.29)       (0.66)        0.13
                                             ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions..................      (0.23)         (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period.............. $    22.70     $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                             ==========     ==========   ==========  ==========   ==========   ==========
Total Return................................       7.81%(B)      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                             ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)....... $5,244,221     $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.23%(C)       0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to
  Average Net Assets........................       3.09%(C)       2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................          4%(B)          8%          10%         10%          10%           4%
                                             ----------     ----------   ----------  ----------   ----------   ----------

                                                                     INTERNATIONAL CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                  2019           2018         2017         2016          2015          2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     12.65     $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.19            0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.58           (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        0.77           (1.22)         2.97         0.17        (0.13)        (0.05)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.14)          (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     13.28     $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................        6.19%(B)       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,890,409     $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets.....        0.30%(C)        0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.30%(C)        0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to
  Average Net Assets........................        3.00%(C)        2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................           3%(B)           4%            6%           2%           4%            7%
                                             -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       GLOBAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------        ---------------
                                                                               PERIOD
                                                   SIX MONTHS      YEAR       JAN 18,        SIX MONTHS
                                                      ENDED        ENDED     2017(A) TO         ENDED
                                                     APR 30,      OCT 31,     OCT 31,          APR 30,
                                                      2019         2018         2017            2019
                                                   -----------   -------   ----------      -----------
                                                   (UNAUDITED)                               (UNAUDITED)
Net Asset Value, Beginning of Period..............   $ 10.73     $ 11.53    $ 10.00        $     18.46
                                                     -------     -------    -------        -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.08        0.19       0.14               0.19
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.48       (0.75)      1.39               0.57
                                                     -------     -------    -------        -----------
       Total from Investment Operations...........      0.56       (0.56)      1.53               0.76
                                                     -------     -------    -------        -----------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.11)      (0.17)        --              (0.28)
   Net Realized Gains.............................        --       (0.07)        --              (0.82)
                                                     -------     -------    -------        -----------
       Total Distributions........................     (0.11)      (0.24)        --              (1.10)
                                                     -------     -------    -------        -----------
Net Asset Value, End of Period....................   $ 11.18     $ 10.73    $ 11.53        $     18.12
                                                     =======     =======    =======        ===========
Total Return......................................      5.33%(B)   (5.02%)    15.30%(B)           4.91%(B)
                                                     -------     -------    -------        -----------
Net Assets, End of Period (thousands).............   $35,770     $31,380    $15,021        $12,623,450
Ratio of Expenses to Average Net Assets *(D)......      0.49%(C)    0.49%      0.42%(C)(E)        0.54%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................      0.91%(C)    0.90%      1.14%(C)(E)        0.54%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................      1.48%(C)    1.58%      1.74%(C)(E)        2.23%(C)
                                                     -------     -------    -------        -----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.27%(C)    0.26%      0.27%              0.12%(C)
                                                     -------     -------    -------        -----------

                                                         INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                   ---------------------------------------------------------------

                                                       YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                       2018         2017         2016         2015        2014
                                                   -----------   -----------  -----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                   -----------   -----------  -----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                   -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations...........       (1.95)         4.54         0.91        0.53       (0.20)
                                                   -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.............................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                   -----------   -----------  -----------  ----------  ----------
       Total Distributions........................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                   -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Period.................... $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                   ===========   ===========  ===========  ==========  ==========
Total Return......................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                   -----------   -----------  -----------  ----------  ----------
Net Assets, End of Period (thousands)............. $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(D)......        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(D)......................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.18%         2.14%        2.47%       2.30%       2.15%
                                                   -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                   -----------   -----------  -----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                        ENDED         ENDED      ENDED     ENDED     ENDED     ENDED
                                                       APR 30,       OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                        2019          2018       2017      2016      2015      2014
                                                    -----------     --------   --------  --------  --------  --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   25.70      $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                     ---------      --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.26          0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.78)        (2.59)      5.61      2.51      1.36      0.13
                                                     ---------      --------   --------  --------  --------  --------
       Total from Investment Operations............      (0.52)        (2.16)      5.98      2.83      1.61      0.37
                                                     ---------      --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.28)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
   Net Realized Gains..............................      (1.35)           --         --        --        --        --
                                                     ---------      --------   --------  --------  --------  --------
       Total Distributions.........................      (1.63)        (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                     ---------      --------   --------  --------  --------  --------
Net Asset Value, End of Period.....................  $   23.55      $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                     =========      ========   ========  ========  ========  ========
Total Return.......................................      (1.59%)(B)    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                     ---------      --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..............  $ 591,259      $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (D)........       0.54%(C)      0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.64%(C)      0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.23%(C)      1.49%      1.50%     1.57%     1.27%     1.25%
                                                     ---------      --------   --------  --------  --------  --------

                                                                   ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                    -----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                    -----------    --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period...............  $   20.83     $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                     ---------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)....................       0.32         0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................       1.59        (2.76)      2.45      2.24     (3.51)     (1.81)
                                                     ---------     --------   --------  --------  --------   --------
       Total from Investment Operations............       1.91        (1.92)      3.19      2.95     (2.76)     (0.98)
                                                     ---------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
   Net Realized Gains..............................         --           --         --        --        --         --
                                                     ---------     --------   --------  --------  --------   --------
       Total Distributions.........................      (0.68)       (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                     ---------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.....................  $   22.06     $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                     =========     ========   ========  ========  ========   ========
Total Return.......................................       9.53%(B)    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                     ---------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..............  $ 378,388     $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (D)........       0.56%(C)     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by
  Advisor) (D).....................................       0.66%(C)     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net
  Assets...........................................       3.10%(C)     3.57%      3.41%     3.57%     3.67%      3.53%
                                                     ---------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                           ENDED        ENDED    ENDED     ENDED    ENDED    ENDED
                                                          APR 30,      OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                           2019         2018     2017      2016     2015     2014
                                                        -----------   -------   -------  -------   -------  -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  26.95     $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                         --------     -------   -------  -------   -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.35        0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.89       (3.65)     6.67    (6.55)     1.95    (0.65)
                                                         --------     -------   -------  -------   -------  -------
       Total from Investment Operations................      2.24       (2.80)     7.54    (5.37)     3.01     0.30
                                                         --------     -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.19)      (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains..................................     (1.07)      (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                         --------     -------   -------  -------   -------  -------
       Total Distributions.............................     (1.26)      (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                         --------     -------   -------  -------   -------  -------
Net Asset Value, End of Period.........................  $  27.93     $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                         ========     =======   =======  =======   =======  =======
Total Return...........................................      9.30%(B)   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                         --------     -------   -------  -------   -------  -------
Net Assets, End of Period (thousands)..................  $ 31,163     $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (D)............      0.59%(C)    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.77%(C)    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets...      2.68%(C)    2.75%     2.93%    3.87%     2.99%    2.50%
                                                         --------     -------   -------  -------   -------  -------

                                                                       CONTINENTAL SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------  --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  24.37     $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                         --------     --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.21         0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.38        (3.68)      6.73      0.72      1.38     (0.90)
                                                         --------     --------   --------  --------  --------  --------
       Total from Investment Operations................      1.59        (3.07)      7.18      1.15      1.81     (0.48)
                                                         --------     --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.04)       (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains..................................     (0.80)       (0.21)        --        --        --        --
                                                         --------     --------   --------  --------  --------  --------
       Total Distributions.............................     (0.84)       (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                         --------     --------   --------  --------  --------  --------
Net Asset Value, End of Period.........................  $  25.12     $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                         ========     ========   ========  ========  ========  ========
Total Return...........................................      7.09%(B)   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                         --------     --------   --------  --------  --------  --------
Net Assets, End of Period (thousands)..................  $643,663     $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (D)............      0.55%(C)     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor) (D).....      0.65%(C)     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     2.16%      1.78%     2.08%     2.09%     1.97%
                                                         --------     --------   --------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                   -------------------------------------------------------------------------------
                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                        2019          2018         2017         2016         2015         2014
                                   -----------     ----------   -----------  ----------  -----------   -----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $      4.85     $     5.07   $      5.23  $     5.27  $      5.63   $      5.48
                                   -----------     ----------   -----------  ----------  -----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.10           0.22          0.21        0.20         0.19          0.22
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.41          (0.22)         0.04       (0.15)       (0.22)         0.19
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total from Investment
         Operations...............        0.51             --          0.25        0.05        (0.03)         0.41
                                   -----------     ----------   -----------  ----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
   Net Realized Gains.............          --             --            --          --           --            --
                                   -----------     ----------   -----------  ----------  -----------   -----------
       Total Distributions........       (0.27)         (0.22)        (0.41)      (0.09)       (0.33)        (0.26)
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Asset Value, End of Period.... $      5.09     $     4.85   $      5.07  $     5.23  $      5.27   $      5.63
                                   ===========     ==========   ===========  ==========  ===========   ===========
Total Return......................       11.18%(B)      (0.24%)        5.46%       1.05%       (0.37%)        8.21%
                                   -----------     ----------   -----------  ----------  -----------   -----------
Net Assets, End of Period
  (thousands)..................... $ 5,687,909     $5,442,507   $ 5,497,753  $4,181,623  $ 3,540,092   $ 3,088,376
Ratio of Expenses to Average
  Net Assets *....................        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.28%(C)       0.28%         0.28%       0.28%        0.32%         0.38%
Ratio of Net Investment
  Income to Average Net Assets....        4.11%(C)       4.27%         4.19%       3.71%        3.64%         4.14%
Portfolio Turnover Rate...........           5%(B)          5%            1%          1%           2%            1%
                                   -----------     ----------   -----------  ----------  -----------   -----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............         N/A            N/A           N/A         N/A          N/A           N/A
                                   -----------     ----------   -----------  ----------  -----------   -----------

                                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------------------------------
                                      SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                         ENDED            ENDED          ENDED          ENDED          ENDED          ENDED
                                        APR 30,          OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                         2019             2018           2017           2016           2015           2014
                                   -----------        ----------     ----------     ----------     ----------     ----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period.......................... $     10.71        $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                   -----------        ----------     ----------     ----------     ----------     ----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income
     (Loss).......................        0.35              0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................        0.91             (0.26)          0.15           0.23          (0.09)          1.05
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total from Investment
         Operations...............        1.26              0.22           0.58           0.50           0.35           1.36
                                   -----------        ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income..........       (0.50)            (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains.............         (--)            (0.07)         (0.03)            --             --             --
                                   -----------        ----------     ----------     ----------     ----------     ----------
       Total Distributions........       (0.50)            (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.... $     11.47        $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                   ===========        ==========     ==========     ==========     ==========     ==========
Total Return......................       12.40%(B)          1.91%          5.82%          4.87%          3.44%         14.98%
                                   -----------        ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period
  (thousands)..................... $ 8,301,529        $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average
  Net Assets *....................        0.24%(C)(D)       0.24%(D)       0.24%(D)       0.24%(D)       0.27%(D)       0.32%(D)
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  (Fees Paid Indirectly)) *.......        0.34%(C)(D)       0.35%(D)       0.37%(D)       0.38%(D)       0.45%(D)       0.55%(D)
Ratio of Net Investment
  Income to Average Net Assets....        6.38%(C)          4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate...........           4%(B)             3%             2%             2%             1%           N/A
                                   -----------        ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:...............        0.13%(C)          0.13%          0.15%          0.16%          0.22%          0.26%
                                   -----------        ----------     ----------     ----------     ----------     ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                        -------------------------------------------------------------------------------------

                                          SIX MONTHS         YEAR          YEAR          YEAR          YEAR          YEAR
                                             ENDED           ENDED         ENDED         ENDED         ENDED         ENDED
                                            APR 30,         OCT 31,       OCT 31,       OCT 31,       OCT 31,       OCT 31,
                                             2019            2018          2017          2016          2015          2014
                                        ------------     -----------   ------------  ------------  ------------  ------------
                                          (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $      19.24     $     23.51   $      19.31  $      19.44  $      19.55  $      20.17
                                        ------------     -----------   ------------  ------------  ------------  ------------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........         0.20            0.47           0.39          0.44          0.38          0.37
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................         0.14           (3.44)          4.72          0.29          0.22         (0.34)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total from Investment
         Operations....................         0.34           (2.97)          5.11          0.73          0.60          0.03
                                        ------------     -----------   ------------  ------------  ------------  ------------
Less Distributions:
-------------------
   Net Investment Income...............        (0.27)          (0.56)         (0.29)        (0.58)        (0.37)        (0.35)
   Net Realized Gains..................        (0.62)          (0.74)         (0.62)        (0.28)        (0.34)        (0.30)
                                        ------------     -----------   ------------  ------------  ------------  ------------
       Total Distributions.............        (0.89)          (1.30)         (0.91)        (0.86)        (0.71)        (0.65)
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Asset Value, End of Period......... $      18.69     $     19.24   $      23.51  $      19.31  $      19.44  $      19.55
                                        ============     ===========   ============  ============  ============  ============
Total Return...........................         2.30%(B)      (13.37%)        27.49%         4.09%         3.31%         0.13%
                                        ------------     -----------   ------------  ------------  ------------  ------------
Net Assets, End of Period
  (thousands).......................... $ 13,801,452     $13,787,695   $ 16,162,471  $ 13,009,729  $ 12,577,575  $ 11,684,771
Ratio of Expenses to Average Net
  Assets...............................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................         0.69%(C)        0.68%          0.68%         0.68%         0.69%         0.68%
Ratio of Net Investment Income to
  Average Net Assets...................         2.23%(C)        2.10%          1.85%         2.38%         1.94%         1.78%
Portfolio Turnover Rate................            9%(B)          23%            21%           19%           18%            8%
                                        ------------     -----------   ------------  ------------  ------------  ------------

                                                            INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------------
                                             SIX
                                           MONTHS         YEAR         YEAR        YEAR        YEAR          YEAR
                                            ENDED         ENDED        ENDED       ENDED       ENDED         ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,       OCT 31,
                                            2019          2018         2017        2016        2015          2014
                                        -----------    ----------   ----------  ----------  ----------   -----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    11.74     $    13.33   $    10.78  $    10.76  $    11.26   $     11.75
                                        ----------     ----------   ----------  ----------  ----------   -----------
Income from Investment
  Operations (A)
----------------------
   Net Investment Income (Loss)........       0.15           0.32         0.28        0.28        0.28          0.32
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.36          (1.56)        2.57        0.05       (0.41)        (0.43)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total from Investment
         Operations....................       0.51          (1.24)        2.85        0.33       (0.13)        (0.11)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.12)         (0.30)       (0.28)      (0.27)      (0.27)        (0.30)
   Net Realized Gains..................      (0.35)         (0.05)       (0.02)      (0.04)      (0.10)        (0.08)
                                        ----------     ----------   ----------  ----------  ----------   -----------
       Total Distributions.............      (0.47)         (0.35)       (0.30)      (0.31)      (0.37)        (0.38)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Asset Value, End of Period......... $    11.78     $    11.74   $    13.33  $    10.78  $    10.76   $     11.26
                                        ==========     ==========   ==========  ==========  ==========   ===========
Total Return...........................       4.84%(B)      (9.52%)      26.83%       3.21%      (1.14%)       (1.05%)
                                        ----------     ----------   ----------  ----------  ----------   -----------
Net Assets, End of Period
  (thousands).......................... $2,586,575     $2,441,217   $2,529,852  $1,856,474  $1,594,914   $ 1,305,553
Ratio of Expenses to Average Net
  Assets...............................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)).........................       0.49%(C)       0.48%        0.49%       0.49%       0.50%         0.49%
Ratio of Net Investment Income to
  Average Net Assets...................       2.71%(C)       2.40%        2.36%       2.73%       2.50%         2.64%
Portfolio Turnover Rate................          6%(B)         12%           5%          4%          8%            8%
                                        ----------     ----------   ----------  ----------  ----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   INTERNATIONAL HIGH RELATIVE PROFITABILITY
                                                                  PORTFOLIO
                                                   ---------------------------------         ----------------
                                                                                 PERIOD
                                                   SIX MONTHS       YEAR        MAY 16,        SIX MONTHS
                                                      ENDED         ENDED       2017(A)           ENDED
                                                     APR 30,       OCT 31,     TO OCT 31,        APR 30,
                                                      2019          2018          2017            2019
                                                   -----------    --------   ----------      -----------
                                                   (UNAUDITED)                                 (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   9.71      $  10.68    $ 10.00         $  11.16
                                                    --------      --------    -------         --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.15          0.26       0.08             0.15
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.77         (1.01)      0.66             0.44
                                                    --------      --------    -------         --------
       Total from Investment Operations...........      0.92         (0.75)      0.74             0.59
                                                    --------      --------    -------         --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.09)        (0.22)     (0.06)           (0.12)
   Net Realized Gains.............................        --            --         --            (0.23)
                                                    --------      --------    -------         --------
       Total Distributions........................     (0.09)        (0.22)     (0.06)           (0.35)
                                                    --------      --------    -------         --------
Net Asset Value, End of Period....................  $  10.54      $   9.71    $ 10.68         $  11.40
                                                    ========      ========    =======         ========
Total Return......................................      9.54%(B)     (7.20%)     7.38%(B)         5.54%(B)
                                                    --------      --------    -------         --------
Net Assets, End of Period (thousands).............  $438,540      $266,868    $67,793         $281,155
Ratio of Expenses to Average Net Assets *.........      0.35%(C)      0.35%      0.31%(C)(E)      0.53%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................      0.32%(C)      0.35%      0.65%(C)(E)      0.74%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      3.01%(C)      2.41%      1.76%(C)(E)      2.71%(C)
Portfolio Turnover Rate...........................         3%(B)         9%         2%             N/A
                                                    --------      --------    -------         --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       N/A           N/A        N/A             0.24%(C)
                                                    --------      --------    -------         --------

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                                   ---------------------------------------------------

                                                     YEAR       YEAR      YEAR      YEAR       YEAR
                                                     ENDED      ENDED     ENDED     ENDED      ENDED
                                                    OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                     2018       2017      2016      2015       2014
                                                   --------   --------  --------  --------   --------

Net Asset Value, Beginning of Period.............. $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                                                   --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................     0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    (1.48)      2.33      0.03     (1.18)     (0.50)
                                                   --------   --------  --------  --------   --------
       Total from Investment Operations...........    (1.14)      2.64      0.34     (0.88)     (0.08)
                                                   --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
   Net Realized Gains.............................       --         --        --        --         --
                                                   --------   --------  --------  --------   --------
       Total Distributions........................    (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                                                   --------   --------  --------  --------   --------
Net Asset Value, End of Period.................... $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                                                   ========   ========  ========  ========   ========
Total Return......................................    (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                                                   --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............. $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to Average Net Assets *.........     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) *..................................     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment Income to Average Net
  Assets..........................................     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate...........................      N/A        N/A       N/A       N/A        N/A
                                                   --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................     0.24%      0.25%     0.26%     0.25%      0.23%
                                                   --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                     ----------------------------------------------------------------
                                                     SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                        ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                       APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                        2019         2018       2017      2016      2015       2014
                                                     -----------   --------   --------  --------  --------   --------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period................  $  12.52     $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                      --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................      0.13         0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................      0.58        (2.29)      3.01      0.55     (0.58)     (0.22)
                                                      --------     --------   --------  --------  --------   --------
       Total from Investment Operations.............      0.71        (1.98)      3.29      0.80     (0.35)      0.01
                                                      --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income............................     (0.06)       (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains...............................     (0.36)       (0.26)        --        --     (0.03)     (0.15)
                                                      --------     --------   --------  --------  --------   --------
       Total Distributions..........................     (0.42)       (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                      --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period......................  $  12.81     $  12.52   $  15.06  $  12.04  $  11.44   $  12.08
                                                      ========     ========   ========  ========  ========   ========
Total Return........................................      6.03%(B)   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                      --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)...............  $554,434     $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *...........      0.68%(C)     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................      0.68%(C)     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets      2.14%(C)     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate.............................        18%(B)       24%        17%       28%        1%         0%
                                                      --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................       N/A          N/A        N/A       N/A      0.45%      0.51%
                                                      --------     --------   --------  --------  --------   --------

                                                                         WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                     -------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                         2019          2018         2017        2016        2015        2014
                                                     -----------    ----------   ----------  ----------  ----------   --------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    10.65     $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                     ----------     ----------   ----------  ----------  ----------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).....................       0.14           0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)....................................       0.69          (1.52)        2.21        0.08       (0.72)     (0.27)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total from Investment Operations.............       0.83          (1.21)        2.48        0.34       (0.46)      0.01
                                                     ----------     ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income............................      (0.11)         (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains...............................      (0.05)            --           --          --          --      (0.01)
                                                     ----------     ----------   ----------  ----------  ----------   --------
       Total Distributions..........................      (0.16)         (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period...................... $    11.32     $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                     ==========     ==========   ==========  ==========  ==========   ========
Total Return........................................       8.02%(B)     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                     ----------     ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............... $3,630,419     $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *...........       0.37%(C)       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)) *.........................       0.37%(C)       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets       2.54%(C)       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate.............................          3%(B)          4%           4%          1%          1%         0%
                                                     ----------     ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:..........................................        N/A            N/A          N/A         N/A        0.03%      0.43%
                                                     ----------     ----------   ----------  ----------  ----------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          WORLD CORE EQUITY PORTFOLIO
                                                        ---------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018       2017      2016      2015      2014
                                                        -----------   --------   --------  --------  --------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.40     $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                         --------     --------   --------  --------  --------   -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.13         0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.09        (0.64)      2.98      0.20     (0.35)     0.87
                                                         --------     --------   --------  --------  --------   -------
       Total from Investment Operations................      1.22        (0.33)      3.27      0.47     (0.09)     1.04
                                                         --------     --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.14)       (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains..................................     (0.11)       (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                         --------     --------   --------  --------  --------   -------
       Total Distributions.............................     (0.25)       (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                         --------     --------   --------  --------  --------   -------
Net Asset Value, End of Period.........................  $  16.37     $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                         ========     ========   ========  ========  ========   =======
Total Return...........................................      8.14%(B)    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                         --------     --------   --------  --------  --------   -------
Net Assets, End of Period (thousands)..................  $876,756     $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(D)...........      0.33%(C)     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.59%(C)     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets...      1.77%(C)     1.89%      1.95%     2.14%     1.95%     1.27%
                                                         --------     --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.27%(C)     0.27%      0.28%     0.31%     0.32%     0.31%
                                                         --------     --------   --------  --------  --------   -------

                                                                   SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                        ----------------------------------------------------------------
                                                        SIX MONTHS      YEAR       YEAR      YEAR      YEAR       YEAR
                                                           ENDED        ENDED      ENDED     ENDED     ENDED      ENDED
                                                          APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                           2019         2018       2017      2016      2015       2014
                                                        -----------   --------   --------  --------  --------   --------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................  $  15.71     $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                         --------     --------   --------  --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)........................      0.14         0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      1.08        (0.66)      2.98      0.30     (0.34)      0.76
                                                         --------     --------   --------  --------  --------   --------
       Total from Investment Operations................      1.22        (0.35)      3.27      0.56     (0.07)      1.03
                                                         --------     --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.44)       (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains..................................     (0.20)       (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                         --------     --------   --------  --------  --------   --------
       Total Distributions.............................     (0.64)       (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                         --------     --------   --------  --------  --------   --------
Net Asset Value, End of Period.........................  $  16.29     $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                         ========     ========   ========  ========  ========   ========
Total Return...........................................      8.43%(B)    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                         --------     --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)..................  $429,246     $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(D)...........      0.35%(C)     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by Advisor)*(D).....      0.62%(C)     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets...      1.85%(C)     1.87%      1.90%     2.03%     1.93%      1.94%
                                                         --------     --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result of
  Portfolio's investment in Underlying Funds as
  follows:.............................................      0.29%(C)     0.29%      0.29%     0.32%     0.33%      0.34%
                                                         --------     --------   --------  --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    25.46     $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.19           0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.85          (4.14)        5.43        1.95       (4.54)       (0.20)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       3.04          (3.53)        5.92        2.40       (4.05)        0.36
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains........................         --             --           --          --          --        (0.16)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.16)         (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    28.34     $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      12.02%(B)     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,093,556     $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (D)..       0.48%(C)       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.58%(C)       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.39%(C)       2.08%        1.88%       2.04%       1.97%        2.11%
                                              ----------     ----------   ----------  ----------  ----------   ----------

                                                                  EMERGING MARKETS SMALL CAP PORTFOLIO
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period......... $    18.72     $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                              ----------     ----------   ----------  ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..............       0.14           0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       2.48          (4.22)        3.58        2.04       (2.53)        0.62
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations......       2.62          (3.69)        4.07        2.49       (2.10)        1.05
                                              ----------     ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................      (0.22)         (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains........................      (0.54)         (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                              ----------     ----------   ----------  ----------  ----------   ----------
       Total Distributions...................      (0.76)         (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Period............... $    20.58     $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                              ==========     ==========   ==========  ==========  ==========   ==========
Total Return.................................      14.40%(B)     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $7,020,926     $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (D)..       0.71%(C)       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (D)..................       0.91%(C)       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.38%(C)       2.31%        2.32%       2.43%       2.16%        2.02%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        -----------------------------------------------------------
                                                        SIX MONTHS      YEAR     YEAR     YEAR      YEAR      YEAR
                                                           ENDED        ENDED    ENDED    ENDED     ENDED     ENDED
                                                          APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                           2019         2018     2017     2016      2015      2014
                                                        -----------   -------   -------  -------  -------   -------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period...................   $ 26.64     $ 30.13   $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                          -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)........................      0.15        0.63      0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................      2.30       (3.48)     5.60     2.75    (5.61)    (1.10)
                                                          -------     -------   -------  -------  -------   -------
       Total from Investment Operations................      2.45       (2.85)     5.91     3.21    (5.12)    (0.51)
                                                          -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income...............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains..................................        --          --        --       --       --     (0.42)
                                                          -------     -------   -------  -------  -------   -------
       Total Distributions.............................     (0.30)      (0.64)    (0.49)   (0.68)   (0.49)    (0.97)
                                                          -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period.........................   $ 28.79     $ 26.64   $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                          =======     =======   =======  =======  =======   =======
Total Return...........................................      9.30%(B)   (9.66%)   24.11%   14.98%  (18.49%)   (1.75%)
                                                          -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands)..................   $29,945     $25,150   $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (D)............      0.80%(C)    0.80%     0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly) (D)...........................      0.90%(C)    0.90%     0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets...      1.07%(C)    2.07%     1.19%    2.08%    1.93%     2.09%
                                                          -------     -------   -------  -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              ---------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                   2019           2018         2017         2016          2015          2014
                                              -----------     -----------   -----------  -----------  -----------   -----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period......... $     26.81     $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                              -----------     -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations(A)
-------------------------------------------
   Net Investment Income (Loss)..............        0.18            0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............        2.32           (3.53)         5.40         2.77        (5.60)        (1.10)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations......        2.50           (2.80)         6.01         3.28        (5.06)        (0.44)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains........................          --              --            --           --           --         (0.42)
                                              -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions...................       (0.32)          (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period............... $     28.99     $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                              ===========     ===========   ===========  ===========  ===========   ===========
Total Return.................................        9.43%(B)       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
                                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)........ $18,462,067     $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (D)..        0.55%(C)        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)) (D)...........................        0.65%(C)        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.31%(C)        2.37%         2.23%        2.31%        2.12%         2.35%
                                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             ---------------------------------------------------------------------------------

                                               SIX MONTHS        YEAR         YEAR         YEAR          YEAR         YEAR
                                                  ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                                 APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                  2019           2018         2017         2016          2015         2014
                                             -----------     -----------   -----------  -----------  -----------   -----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     18.95     $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------     -----------   -----------  -----------  -----------   -----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.14            0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        2.22           (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....        2.36           (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------     -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.15)          (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Period.............. $     21.16     $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========     ===========   ===========  ===========  ===========   ===========
Total Return................................       12.54%(B)      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period (thousands)....... $29,008,327     $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%(C)        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................        0.52%(C)        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        1.41%(C)        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           2%(B)           4%            4%           3%           5%            2%
                                             -----------     -----------   -----------  -----------  -----------   -----------

                                                 EMERGING
                                             MARKETS TARGETED
                                             VALUE PORTFOLIO
                                             ----------------
                                                  PERIOD
                                                 NOV 14,
                                                2018(A) TO
                                                 APR 30,
                                                   2019
                                             ----------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........     $  10.00
                                                 --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............         0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............         0.83
                                                 --------
       Total from Investment Operations.....         0.88
                                                 --------
Less Distributions:
-------------------
   Net Investment Income....................        (0.01)
                                                 --------
       Total Distributions..................        (0.01)
                                                 --------
Net Asset Value, End of Period..............     $  10.87
                                                 ========
Total Return................................         8.79%(B)
                                                 --------
Net Assets, End of Period (thousands).......     $117,653
Ratio of Expenses to Average Net Assets.....         0.85%(C)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................         0.91%(C)(E)
Ratio of Net Investment Income to
  Average Net Assets........................         1.06%(C)(E)
Portfolio Turnover Rate.....................            2%(B)
                                                 --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-five (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2019, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FEEDER FUNDS                             MASTER/UNDERLYING FUNDS          AT 04/30/19
------------                     ---------------------------------------- -----------
U.S. Large Cap Value Portfolio   The U.S. Large Cap Value Series              87%
Japanese Small Company Portfolio The Japanese Small Company Series            17%
Asia Pacific Small Company       The Asia Pacific Small Company Series
  Portfolio                                                                   22%
United Kingdom Small Company     The United Kingdom Small Company Series
  Portfolio                                                                    2%
Continental Small Company        The Continental Small Company Series
  Portfolio                                                                   12%
Emerging Markets Portfolio       The Emerging Markets Series                  99%
Emerging Markets Small Cap       The Emerging Markets Small Cap Series
  Portfolio                                                                   99%
Emerging Markets Value Portfolio Dimensional Emerging Markets Value Fund      99%

                                                                          PERCENTAGE
                                                                           OWNERSHIP
FUNDS OF FUNDS                              UNDERLYING FUNDS              AT 04/30/19
--------------                   ---------------------------------------- -----------
International Small Company      The Continental Small Company Series
  Portfolio                                                                   88%
                                 The Japanese Small Company Series            83%
                                 The United Kingdom Small Company Series      97%
                                 The Asia Pacific Small Company Series        78%
                                 The Canadian Small Company Series            97%

Global Small Company Portfolio   U.S. Small Cap Portfolio                     --
                                 The Continental Small Company Series         --
                                 The Japanese Small Company Series            --

                                                                                     PERCENTAGE
                                                                                      OWNERSHIP
FUNDS OF FUNDS                                    UNDERLYING FUNDS                   AT 04/30/19
--------------                   --------------------------------------------------- -----------
                                 The Asia Pacific Small Company Series                   --
                                 The Canadian Small Company Series                       --
                                 The Emerging Markets Small Cap Series                   --
                                 The United Kingdom Small Company Series                 --

DFA Global Real Estate           DFA Real Estate Securities Portfolio
  Securities Portfolio*                                                                  13%
                                 DFA International Real Estate Securities Portfolio      51%

World ex U.S. Value Portfolio    Dimensional Emerging Markets Value Fund                 --
                                 DFA International Small Cap Value Portfolio             --
                                 The DFA International Value Series                      --

World Core Equity Portfolio      U.S. Core Equity 1 Portfolio                             2%
                                 International Core Equity Portfolio                      1%
                                 Emerging Markets Core Equity Portfolio                  --

Selectively Hedged Global        U.S. Core Equity 2 Portfolio
  Equity Portfolio                                                                        1%
                                 International Core Equity Portfolio                     --
                                 Emerging Markets Core Equity Portfolio                  --

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i)

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

the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

    Enhanced U.S. Large Company Portfolio............................ 0.20%
    U.S. Large Cap Equity Portfolio.................................. 0.15%
    U.S. Large Cap Value Portfolio................................... 0.25%
    U.S. Targeted Value Portfolio.................................... 0.35%
    U.S. Small Cap Value Portfolio................................... 0.50%
    U.S. Core Equity 1 Portfolio..................................... 0.17%

    U.S. Core Equity 2 Portfolio..................................... 0.20%
    U.S. Vector Equity Portfolio..................................... 0.30%
    U.S. Small Cap Portfolio......................................... 0.35%
    U.S. Micro Cap Portfolio......................................... 0.50%
    U.S. High Relative Profitability Portfolio....................... 0.20%
    DFA Real Estate Securities Portfolio............................. 0.17%
    Large Cap International Portfolio................................ 0.20%
    International Core Equity Portfolio.............................. 0.27%
    Global Small Company Portfolio................................... 0.45%
    International Small Company Portfolio............................ 0.40%
    Japanese Small Company Portfolio................................. 0.50%
    Asia Pacific Small Company Portfolio............................. 0.50%
    United Kingdom Small Company Portfolio........................... 0.50%
    Continental Small Company Portfolio.............................. 0.50%
    DFA International Real Estate Securities Portfolio............... 0.25%
    DFA Global Real Estate Securities Portfolio...................... 0.20%
    DFA International Small Cap Value Portfolio...................... 0.65%
    International Vector Equity Portfolio............................ 0.45%
    International High Relative Profitability Portfolio.............. 0.25%
    World ex U.S. Value Portfolio.................................... 0.47%
    World ex U.S. Targeted Value Portfolio........................... 0.58%
    World ex U.S. Core Equity Portfolio.............................. 0.32%
    World Core Equity Portfolio...................................... 0.30%
    Selectively Hedged Global Equity Portfolio....................... 0.30%
    Emerging Markets Portfolio....................................... 0.42%
    Emerging Markets Small Cap Portfolio............................. 0.65%
    Emerging Markets Value Portfolio................................. 0.50%
    Emerging Markets Core Equity Portfolio........................... 0.47%
    Emerging Markets Targeted Value Portfolio........................ 0.70%

   Due to administrative oversight, the Expense Limitation Amount (as defined below) for the World Core Equity Portfolio was applied incorrectly and the World Core Equity Portfolio overpaid its investment management fee in the amount (in thousands) of $52 during the period ended April 30, 2019. The Advisor will reimburse the Portfolio for the overpayment.

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for a Portfolio. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Enhanced U.S. Large
  Company Portfolio (1)..    0.15%           --            $   144           $   589
U.S. Large Cap Equity
  Portfolio (1)..........    0.19%           --                 --                --
U.S. Large Cap Value
  Portfolio (2)..........    0.25%           --             12,332                --
U.S. Targeted Value
  Portfolio (3)..........    0.50%           --                 --                --
U.S. Core Equity 1
  Portfolio (1)..........    0.23%           --                 --                --
U.S. Core Equity 2
  Portfolio (1)..........    0.26%           --                 --                --
U.S. Vector Equity
  Portfolio (1)..........    0.36%           --                 --                --
U.S. High Relative
  Profitability
  Portfolio (4)..........    0.25%         $ 56                (46)               84
DFA Real Estate
  Securities
  Portfolio (1)..........    0.18%           --                485             2,264
Large Cap International
  Portfolio (1)..........    0.24%           --                 --                --
International Core
  Equity Portfolio (1)...    0.30%          279                (31)            1,818
Global Small Company
  Portfolio (4)..........    0.49%           --                 67               229
International Small
  Company Portfolio (5)..    0.45%           --                 --                --
Japanese Small Company
  Portfolio (6)..........    0.47%           --                292                --
Asia Pacific Small
  Company Portfolio (6)..    0.47%           --                178                --
United Kingdom Small
  Company Portfolio (6)..    0.47%           --                 29                33
Continental Small
  Company Portfolio (6)..    0.47%           --                307                --
DFA International Real
  Estate Securities
  Portfolio (7)..........    0.29%           --                 --                --
DFA Global Real Estate
  Securities
  Portfolio (8)..........    0.24%           --              3,958            22,622
International Vector
  Equity Portfolio (1)...    0.60%           --                 --                --
International High
  Relative Profitability
  Portfolio (4)..........    0.35%           61                (58)               13
World ex U.S. Value
  Portfolio (9)..........    0.60%           --                278                --
World ex U.S. Targeted
  Value Portfolio (10)...    0.80%           --                 --                --
World ex U.S. Core
  Equity Portfolio (11)..    0.39%            9                 (9)               --
World Core Equity
  Portfolio (12).........    0.32%           --                987                52

                                                      NET WAIVED FEES/
                                                      EXPENSES ASSUMED     PREVIOUSLY
                                         RECOVERY        (RECOVERED       WAIVED FEES/
                           EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL             LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES                AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------             ---------- ---------------- ----------------- -----------------
Selectively Hedged
  Global Equity
  Portfolio (13).........    0.40%          --             $  528               --
Emerging Markets
  Portfolio (14).........    0.49%          --              2,859               --
Emerging Markets Small
  Cap Portfolio (2)......    0.65%          --              6,677               --
Emerging Markets Value
  Portfolio (2)..........    0.50%          --              8,669               --
Emerging Markets Core
  Equity Portfolio (1)...    0.54%          --                 --               --
Emerging Markets
  Targeted Value
  Portfolio (4)..........    0.85%          --                 31              $31

CLASS R1 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.62%          --                 --               --

CLASS R2 SHARES
---------------
U.S. Targeted Value
  Portfolio (15).........    0.77%          --                 --               --
Emerging Markets Value
  Portfolio (16).........    0.96%          --                 14               --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.
(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

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

   Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.
(9)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

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

(12)Effective February 28, 2019, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis. Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.
(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Large Cap International Portfolio............    $114
            International Core Equity Portfolio..........     583
            DFA International Real Estate Securities
              Portfolio..................................     123
            DFA International Small Cap Value Portfolio..     321
            International Vector Equity Portfolio........      64
            International High Relative Profitability
              Portfolio..................................      21
            World ex U.S. Targeted Value Portfolio.......      30
            World ex U.S. Core Equity Portfolio..........     100
            Emerging Markets Core Equity Portfolio.......     664
            Emerging Markets Targeted Value Portfolio....       2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio.................. $ 11
          U.S. Large Cap Equity Portfolio........................   14
          U.S. Large Cap Value Portfolio.........................  561
          U.S. Targeted Value Portfolio..........................  206
          U.S. Small Cap Value Portfolio.........................  448
          U.S. Core Equity 1 Portfolio...........................  367
          U.S. Core Equity 2 Portfolio...........................  463
          U.S. Vector Equity Portfolio...........................  118
          U.S. Small Cap Portfolio...............................  335
          U.S. Micro Cap Portfolio...............................  207
          U.S. High Relative Profitability Portfolio.............    2
          DFA Real Estate Securities Portfolio...................  210
          Large Cap International Portfolio......................  120
          International Core Equity Portfolio....................  460
          Global Small Company Portfolio.........................   --
          International Small Company Portfolio..................  350
          Japanese Small Company Portfolio.......................   15
          Asia Pacific Small Company Portfolio...................    9
          United Kingdom Small Company Portfolio.................    2

           Continental Small Company Portfolio.................. $ 10
           DFA International Real Estate Securities Portfolio...  100
           DFA Global Real Estate Securities Portfolio..........  105
           DFA International Small Cap Value Portfolio..........  477
           International Vector Equity Portfolio................   43
           International High Relative Profitability Portfolio..    1
           World ex U.S. Value Portfolio........................    4
           World ex U.S. Targeted Value Portfolio...............    5
           World ex U.S. Core Equity Portfolio..................   29
           World Core Equity Portfolio..........................    6
           Selectively Hedged Global Equity Portfolio...........    5
           Emerging Markets Portfolio...........................  161
           Emerging Markets Small Cap Portfolio.................  149
           Emerging Markets Value Portfolio.....................  620
           Emerging Markets Core Equity Portfolio...............  475
           Emerging Markets Targeted Value Portfolio............   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

                                  U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                  -------------------------- ---------------------------
                                  PURCHASES       SALES      PURCHASES       SALES
                                  ---------        -------    ----------    ----------
      Enhanced U.S. Large
        Company Portfolio........  $84,058       $70,038     $   87,576    $   99,277
      U.S. Large Cap Equity
        Portfolio................       --            --        231,566       152,148
      U.S. Targeted Value
        Portfolio................       --            --      1,163,484       809,552
      U.S. Small Cap Value
        Portfolio................       --            --      1,868,695     1,842,493
      U.S. Core Equity 1
        Portfolio................       --            --      1,201,841       479,841
      U.S. Core Equity 2
        Portfolio................       --            --      1,562,570       564,427
      U.S. Vector Equity
        Portfolio................       --            --        130,660       208,137
      U.S. Small Cap Portfolio...       --            --      1,088,814       991,504
      U.S. Micro Cap Portfolio...       --            --        557,584       440,418
      U.S. High Relative
        Profitability Portfolio..       --            --        372,566        39,599
      DFA Real Estate Securities
        Portfolio................       --            --        199,860       193,198
      Large Cap International
        Portfolio................       --            --        553,115       213,091
      International Core Equity
        Portfolio................       --            --      2,045,865       736,995
      DFA International Real
        Estate Securities
        Portfolio................       --            --        254,624       485,637
      DFA Global Real Estate
        Securities Portfolio.....       --            --        145,079        18,885
      DFA International Small
        Cap Value Portfolio......       --            --      1,154,901     1,261,803
      International Vector
        Equity Portfolio.........       --            --        210,002       155,409
      International High
        Relative Profitability
        Portfolio................       --            --        149,212         9,221
      World ex U.S. Targeted
        Value Portfolio..........       --            --        150,873        87,971
      World ex U.S. Core Equity
        Portfolio................       --            --        372,658        94,046

                                    U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                    -------------------------- ---------------------------
                                    PURCHASES       SALES      PURCHASES       SALES
                                    ---------       -----        ----------     --------
        Emerging Markets Core
          Equity Portfolio.........    --            --        $1,161,829     $620,244
        Emerging Markets Targeted
          Value Portfolio..........    --            --           110,577        1,855

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    2,270    $   25,071 $   24,923    --          --      $    2,418        209     $    44       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. LARGE CAP
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $   40,426    $  100,005 $   99,326    --        $  3      $   41,108      3,553     $   438       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,345,682    $2,108,020 $2,353,465   $(6)       $ 88      $1,100,319     95,093     $14,072       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,667,171    $2,549,835 $2,716,020   $ 2        $112      $1,501,100    129,730     $19,074       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. CORE
  EQUITY 1
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,470,055    $3,195,064 $3,027,363   $(3)       $109      $1,637,862    141,549     $17,322       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
U.S. CORE
  EQUITY 2
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $1,747,162    $3,862,709 $3,700,135   $(5)       $127      $1,909,858    165,056     $19,924       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  376,160    $  775,907 $  772,537   $(1)       $ 32      $  379,561     32,803     $ 5,102       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. SMALL CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $2,515,622    $4,560,152 $4,295,830   $19        $200      $2,780,163    240,270     $31,488       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. MICRO CAP
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  958,074    $1,184,350 $1,344,875   $ 1        $ 66      $  797,616     68,932     $10,000       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
U.S. HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $    9,440    $   75,836 $   73,693    --        $  1      $   11,584      1,001          --       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
DFA REAL
  ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  359,453    $1,161,249 $1,213,797   $ 4        $ 17      $  306,926     26,525     $ 3,285       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==
LARGE CAP
  INTERNATIONAL
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ----------    ---------- ----------   ---        ----      ----------    -------     -------       --
TOTAL              $  206,350    $  906,019 $  783,135   $(6)       $ 20      $  329,248     28,455     $ 2,366       --
                   ==========    ========== ==========   ===        ====      ==========    =======     =======       ==

                                                          NET       CHANGE
                                                       REALIZED       IN
                                             PROCEEDS    GAIN/    UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM    (LOSS) ON APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES      SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- --------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $1,604,446    $3,443,369 $2,965,660 $      4    $     96    $2,082,255    179,955     $ 19,587       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
GLOBAL SMALL
  COMPANY
  PORTFOLIO
DFA US Small
  Cap Portfolio    $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $   17,009    $    3,492 $    1,177 $   (237)   $    306    $   19,393        557     $     87     $587
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  214,317    $  946,349 $  975,164 $      1    $      9    $  185,512     16,032     $  2,292       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA GLOBAL
  REAL ESTATE
  SECURITIES
  PORTFOLIO
DFA
  International
  Real Estate
  Securities
  Portfolio        $2,584,363    $  380,344 $  194,400 $(24,567)   $152,977    $2,898,717    569,492     $148,006       --
DFA Real
  Estate
  Securities
  Portfolio         1,355,084             1    243,212   48,541      72,038     1,232,452     32,459       21,999       --
The DFA Short
  Term
  Investment
  Fund                 89,035       362,784    365,208        9           2        86,622      7,486        1,154       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $4,028,482    $  743,129 $  802,820 $ 23,983    $225,017    $4,217,791    609,437     $171,159       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
DFA
  INTERNATIONAL
  SMALL CAP
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  948,096    $1,067,957 $1,218,789 $      8    $     56    $  797,328     68,907     $ 10,164       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====
INTERNATIONAL
  VECTOR
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund             $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ----------    ---------- ---------- --------    --------    ----------    -------     --------     ----
TOTAL              $  166,426    $  301,790 $  296,525 $     (1)   $     11    $  171,701     14,839     $  1,859       --
                   ==========    ========== ========== ========    ========    ==========    =======     ========     ====

                                                      NET
                                                    REALIZED    CHANGE
                                                     GAIN/        IN
                                           PROCEEDS  (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES   FROM      ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST   SALES    SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- --------- -------- -------- ------------- ---------- -------------- -------- -------------
INTERNATIONAL
  HIGH
  RELATIVE
  PROFITABILITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 12,685     $ 90,169  $ 74,424 $    (1)         --     $ 28,429       2,457          --         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  VALUE
  PORTFOLIO
DFA
  International
  Small Cap
  Value
  Portfolio         $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $ 23,071     $  6,574  $  3,487 $  (628)    $   265     $ 25,795       1,380      $  331     $  766
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $  4,659     $  6,027  $  8,751      --          --     $  1,935         167      $   41         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD EX U.S.
  CORE EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $130,312     $369,432  $310,020 $    (1)    $     9     $189,732      16,397      $1,720         --
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
WORLD CORE
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 1
  Portfolio         $404,139     $ 55,010  $ 13,244 $(1,534)    $35,031     $479,402      19,720      $3,663     $2,509
International
  Core Equity
  Portfolio          255,226       32,860     3,419    (629)     16,113      300,151      22,602       2,819         --
Emerging
  Markets Core
  Equity
  Portfolio           81,772       13,831     2,722    (527)     10,661      103,015       4,868         660         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $741,137     $101,701  $ 19,385 $(2,690)    $61,805     $882,568      47,190      $7,142     $2,509
                    ========     ========  ======== =======     =======     ========      ======      ======     ======
SELECTIVELY
  HEDGED
  GLOBAL
  EQUITY
  PORTFOLIO
U.S. Core
  Equity 2
  Portfolio         $181,750     $ 19,658  $  8,243 $(1,002)    $12,570     $204,733       9,144      $1,692     $1,971
International
  Core Equity
  Portfolio          130,496        7,538     7,967  (1,343)      7,780      136,504      10,279       1,430         --
Emerging
  Markets Core
  Equity
  Portfolio           66,401        4,892     3,673    (715)      8,486       75,391       3,563         540         --
                    --------     --------  -------- -------     -------     --------      ------      ------     ------
TOTAL               $378,647     $ 32,088  $ 19,883 $(3,060)    $28,836     $416,628      22,986      $3,662     $1,971
                    ========     ========  ======== =======     =======     ========      ======      ======     ======

                                                         NET
                                                       REALIZED    CHANGE
                                                        GAIN/        IN
                                             PROCEEDS   (LOSS)   UNREALIZED   BALANCE AT     SHARES                 CAPITAL
                   BALANCE AT    PURCHASES     FROM       ON    APPRECIATION/ APRIL 30,      AS OF      DIVIDEND     GAIN
                OCTOBER 31, 2018  AT COST     SALES     SALES   DEPRECIATION     2019    APRIL 30, 2019  INCOME  DISTRIBUTIONS
                ---------------- ---------- ---------- -------- ------------- ---------- -------------- -------- -------------
EMERGING
  MARKETS CORE
  EQUITY
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund              $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL               $733,703     $1,738,149 $1,824,238   $ 9         $56       $647,679      55,974     $10,125       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==
EMERGING
  MARKETS
  TARGETED
  VALUE
  PORTFOLIO
The DFA Short
  Term
  Investment
  Fund                    --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    --------     ---------- ----------   ---         ---       --------      ------     -------       --
TOTAL                     --     $    6,290 $    5,562    --          --       $    728          63          --       --
                    ========     ========== ==========   ===         ===       ========      ======     =======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM   TAX EXEMPT
                                         CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                         -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017....................................    $  5,224     $    4,088       --     $    9,312
2018....................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017....................................      18,564             --       --         18,564
2018....................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017....................................     403,296        446,577       --        849,873
2018....................................     514,712      1,084,643       --      1,599,355

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM
                                           SHORT-TERM    CAPITAL  TAX EXEMPT
                                         CAPITAL GAINS    GAINS     INCOME    TOTAL
                                         -------------- --------- ---------- --------
U.S. Targeted Value Portfolio
2017....................................    $121,188    $282,318      --     $403,506
2018....................................     150,659     435,624      --      586,283
U.S. Small Cap Value Portfolio
2017....................................     113,837     533,287      --      647,124
2018....................................     181,057     653,833      --      834,890
U.S. Core Equity 1 Portfolio
2017....................................     310,434      71,615      --      382,049
2018....................................     344,039     116,824      --      460,863
U.S. Core Equity 2 Portfolio
2017....................................     322,547     122,469      --      445,016
2018....................................     362,649     214,753      --      577,402
U.S. Vector Equity Portfolio
2017....................................      55,976     101,959      --      157,935
2018....................................      61,316     164,690      --      226,006
U.S. Small Cap Portfolio
2017....................................     168,390     343,192      --      511,582
2018....................................     220,415     608,203      --      828,618
U.S. Micro Cap Portfolio
2017....................................      43,959     255,837      --      299,796
2018....................................      68,087     260,436      --      328,523
U.S. High Relative Profitability
  Portfolio
2017....................................         541          --      --          541
2018....................................       5,717          --      --        5,717
DFA Real Estate Securities Portfolio
2017....................................     193,286      90,576      --      283,862
2018....................................     419,917      19,701      --      439,618
Large Cap International Portfolio
2017....................................     111,606          --      --      111,606
2018....................................     132,270          --      --      132,270
International Core Equity Portfolio
2017....................................     533,126          --      --      533,126
2018....................................     711,406          --      --      711,406
Global Small Company Portfolio
2017....................................          --          --      --           --
2018....................................         269          81      --          350
International Small Company Portfolio
2017....................................     224,540     251,076      --      475,616
2018....................................     335,310     375,728      --      711,038
Japanese Small Company Portfolio
2017....................................       9,568          --      --        9,568
2018....................................      15,937          --      --       15,937
Asia Pacific Small Company Portfolio
2017....................................       8,894          --      --        8,894
2018....................................      13,370          --      --       13,370

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
United Kingdom Small Company Portfolio
2017....................................    $  1,322    $  1,684    --   $  3,006
2018....................................       1,616       2,308    --      3,924
Continental Small Company Portfolio
2017....................................       7,715          --    --      7,715
2018....................................      15,452       4,962    --     20,414
DFA International Real Estate
  Securities Portfolio
2017....................................     326,892          --    --    326,892
2018....................................     241,977          --    --    241,977
DFA Global Real Estate Securities
  Portfolio
2017....................................     224,755      18,247    --    243,002
2018....................................     212,543      42,954    --    255,497
DFA International Small Cap Value
  Portfolio
2017....................................     199,261     410,189    --    609,450
2018....................................     418,957     477,828    --    896,785
International Vector Equity Portfolio
2017....................................      50,390       4,041    --     54,431
2018....................................      59,115      10,130    --     69,245
International High Relative
  Profitability Portfolio
2017....................................         299          --    --        299
2018....................................       3,960          --    --      3,960
World ex U.S. Value Portfolio
2017....................................       4,532          --    --      4,532
2018....................................       8,118          --    --      8,118
World ex U.S. Targeted Value Portfolio
2017....................................       7,684          --    --      7,684
2018....................................      10,452       8,307    --     18,759
World ex U.S. Core Equity Portfolio
2017....................................      52,690          --    --     52,690
2018....................................      75,944          --    --     75,944
World Core Equity Portfolio
2017....................................       9,033       1,231    --     10,264
2018....................................      13,426       1,076    --     14,502
Selectively Hedged Global Equity
  Portfolio
2017....................................       6,737       2,369    --      9,106
2018....................................       8,085       3,086    --     11,171
Emerging Markets Portfolio
2017....................................     107,522          --    --    107,522
2018....................................     115,293          --    --    115,293
Emerging Markets Small Cap Portfolio
2017....................................     157,661     117,099    --    274,760
2018....................................     194,789     145,194    --    339,983
Emerging Markets Value Portfolio
2017....................................     340,613          --    --    340,613
2018....................................     439,431          --    --    439,431

                                         NET INVESTMENT
                                           INCOME AND   LONG-TERM  TAX
                                           SHORT-TERM    CAPITAL  EXEMPT
                                         CAPITAL GAINS    GAINS   INCOME  TOTAL
                                         -------------- --------- ------ --------
Emerging Markets Core Equity Portfolio
2017....................................    $449,166       --       --   $449,166
2018....................................     593,704       --       --    593,704

   Emerging Markets Targeted Value Portfolio commenced operations on November 14, 2018, and did not pay any distributions for the years ended October 31, 2017 and October 31, 2018.

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                              -------------- ------------- --------
Enhanced U.S. Large Company Portfolio........    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio..............        (357)           --        (357)
U.S. Large Cap Value Portfolio...............          --            --          --
U.S. Targeted Value Portfolio................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio...............     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio.................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio.................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio.................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio.....................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio.....................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio...        (193)           --        (193)
DFA Real Estate Securities Portfolio.........      (9,851)           --      (9,851)
Large Cap International Portfolio............      (4,292)           --      (4,292)
International Core Equity Portfolio..........     (23,119)           --     (23,119)
Global Small Company Portfolio...............          --            --          --
International Small Company Portfolio........          --            --          --
Japanese Small Company Portfolio.............      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio.........          --            --          --
United Kingdom Small Company Portfolio.......         (77)           --         (77)
Continental Small Company Portfolio..........        (928)           --        (928)
DFA International Real Estate Securities
  Portfolio..................................     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio..      (7,079)           --      (7,079)
DFA International Small Cap Value Portfolio..     (19,215)      (28,149)    (47,364)
International Vector Equity Portfolio........      (6,163)       (2,933)     (9,096)
International High Relative Profitability
  Portfolio..................................        (103)           --        (103)
World ex U.S. Value Portfolio................          --            --          --
World ex U.S. Targeted Value Portfolio.......      (1,061)       (2,176)     (3,237)
World ex U.S. Core Equity Portfolio..........      (7,411)           --      (7,411)
World Core Equity Portfolio..................        (493)           --        (493)
Selectively Hedged Global Equity Portfolio...      (1,272)           --      (1,272)
Emerging Markets Portfolio...................     (10,684)           --     (10,684)
Emerging Markets Small Cap Portfolio.........     (16,030)       (7,390)    (23,420)

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
Emerging Markets Value Portfolio........    $(33,795)        --       $(33,795)
Emerging Markets Core Equity Portfolio..     (32,445)        --        (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED NET                                              TOTAL NET
                                            INVESTMENT                                                DISTRIBUTABLE
                                            INCOME AND     UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM       LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS   CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                         ----------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio...     $  8,086       $    8,489            --     $   (5,049)   $   11,526
U.S. Large Cap Equity Portfolio.........        2,608               --     $  (7,319)       308,854       304,143
U.S. Large Cap Value Portfolio..........           --        1,212,987            --      6,083,694     7,296,681
U.S. Targeted Value Portfolio...........       25,174          393,217            --      1,450,990     1,869,381
U.S. Small Cap Value Portfolio..........       16,454          770,011            --      3,126,951     3,913,416
U.S. Core Equity 1 Portfolio............       36,643          148,728            --      7,560,850     7,746,221
U.S. Core Equity 2 Portfolio............       45,900          263,318            --      8,153,732     8,462,950
U.S. Vector Equity Portfolio............        4,317          105,122            --      1,464,498     1,573,937
U.S. Small Cap Portfolio................       36,923          555,631            --      3,704,534     4,297,088
U.S. Micro Cap Portfolio................           --          254,466            --      2,157,150     2,411,616
U.S. High Relative Profitability
  Portfolio.............................          745               --        (2,369)         9,555         7,931
DFA Real Estate Securities Portfolio....       23,070               --       (42,891)     2,012,218     1,992,397
Large Cap International Portfolio.......       19,811               --       (12,549)       326,092       333,354
International Core Equity Portfolio.....      165,491               --      (252,331)     1,179,546     1,092,706
Global Small Company Portfolio..........          197               --          (279)        (2,130)       (2,212)
International Small Company Portfolio...      195,298          517,618            --        534,015     1,246,931
Japanese Small Company Portfolio........        6,173           31,506            --         55,739        93,418
Asia Pacific Small Company Portfolio....        9,543               --       (17,952)       (30,197)      (38,606)
United Kingdom Small Company Portfolio..          137            1,437            --          2,995         4,569
Continental Small Company Portfolio.....        1,001           19,389            --         (6,556)       13,834
DFA International Real Estate
  Securities Portfolio..................      258,919               --      (255,224)      (552,655)     (548,960)
DFA Global Real Estate Securities
  Portfolio.............................      156,841               --        (2,159)       498,248       652,930
DFA International Small Cap Value
  Portfolio.............................       78,546          428,575            --        634,402     1,141,523
International Vector Equity Portfolio...       20,059           72,076            --        137,286       229,421
International High Relative
  Profitability Portfolio...............          525               --        (1,545)       (23,727)      (24,747)
World ex U.S. Value Portfolio...........        1,245            5,004            --          3,800        10,049
World ex U.S. Targeted Value Portfolio..          756           11,822            --        (19,140)       (6,562)
World ex U.S. Core Equity Portfolio.....       22,035           15,897            --        (55,982)      (18,050)
World Core Equity Portfolio.............          620            4,776            --         46,620        52,016

                     UNDISTRIBUTED                                               TOTAL NET
                     NET INVESTMENT                                            DISTRIBUTABLE
                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                     -------------- ------------- ------------- -------------- -------------
Selectively Hedged
  Global Equity
  Portfolio.........    $  9,794      $  4,519              --    $   47,990    $   62,303
Emerging Markets
  Portfolio.........      24,407            --     $  (156,404)    1,223,071     1,091,074
Emerging Markets
  Small Cap
  Portfolio.........      64,108       173,891              --      (553,887)     (315,888)
Emerging Markets
  Value Portfolio...     168,442            --      (1,087,131)       72,401      (846,288)
Emerging Markets
  Core Equity
  Portfolio.........     130,314            --        (798,349)      617,399       (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                         2019   UNLIMITED  TOTAL
                                                        ------- --------- --------
Enhanced U.S. Large Company Portfolio..................      --       --        --
U.S. Large Cap Equity Portfolio........................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio.........................      --       --        --
U.S. Targeted Value Portfolio..........................      --       --        --
U.S. Small Cap Value Portfolio.........................      --       --        --
U.S. Core Equity 1 Portfolio...........................      --       --        --
U.S. Core Equity 2 Portfolio...........................      --       --        --
U.S. Vector Equity Portfolio...........................      --       --        --
U.S. Small Cap Portfolio...............................      --       --        --
U.S. Micro Cap Portfolio...............................      --       --        --
U.S. High Relative Profitability Portfolio.............      --    2,369     2,369
DFA Real Estate Securities Portfolio...................      --   42,891    42,891
Large Cap International Portfolio...................... $12,549       --    12,549
International Core Equity Portfolio....................      --  252,331   252,331
Global Small Company Portfolio.........................      --      279       279
International Small Company Portfolio..................      --       --        --
Japanese Small Company Portfolio.......................      --       --        --
Asia Pacific Small Company Portfolio...................      --   17,952    17,952
United Kingdom Small Company Portfolio.................      --       --        --
Continental Small Company Portfolio....................      --       --        --
DFA International Real Estate Securities Portfolio.....  69,466  185,757   255,223
DFA Global Real Estate Securities Portfolio............      --    2,159     2,159
DFA International Small Cap Value Portfolio............      --       --        --
International Vector Equity Portfolio..................      --       --        --
International High Relative Profitability Portfolio....      --    1,545     1,545
World ex U.S. Value Portfolio..........................      --       --        --
World ex U.S. Targeted Value Portfolio.................      --       --        --
World ex U.S. Core Equity Portfolio....................      --       --        --

                                                      2019 UNLIMITED    TOTAL
                                                      ---- ---------- ----------
World Core Equity Portfolio..........................  --          --         --
Selectively Hedged Global Equity Portfolio...........  --          --         --
Emerging Markets Portfolio...........................  --  $  156,404 $  156,404
Emerging Markets Small Cap Portfolio.................  --          --         --
Emerging Markets Value Portfolio.....................  --   1,087,131  1,087,131
Emerging Markets Core Equity Portfolio...............  --     798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

     U.S. Large Cap Equity Portfolio............................. $  3,268
     Large Cap International Portfolio...........................    6,881
     International Core Equity Portfolio.........................   52,488
     Japanese Small Company Portfolio............................    3,708
     World ex U.S. Value Portfolio...............................      226
     World ex U.S. Core Equity Portfolio.........................    5,321
     Emerging Markets Portfolio..................................   65,596
     Emerging Markets Value Portfolio............................  251,589
     Emerging Markets Core Equity Portfolio......................   35,229

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                             FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                             TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                            ----------- ------------ -------------- --------------
Enhanced U.S. Large
  Company Portfolio........ $   323,365 $     1,325   $    (3,050)    $   (1,725)
U.S. Large Cap Equity
  Portfolio................   1,270,275     480,586       (37,576)       443,010
U.S. Large Cap Value
  Portfolio................  19,723,833   6,475,423            --      6,475,423
U.S. Targeted Value
  Portfolio................  10,662,619   2,469,348      (808,083)     1,661,265
U.S. Small Cap Value
  Portfolio................  13,634,064   3,818,348    (1,061,398)     2,756,950
U.S. Core Equity 1
  Portfolio................  18,579,693  10,164,122      (947,561)     9,216,561
U.S. Core Equity 2
  Portfolio................  19,526,449  10,837,114    (1,127,851)     9,709,263
U.S. Vector Equity
  Portfolio................   3,496,533   1,884,785      (269,503)     1,615,282
U.S. Small Cap Portfolio...  16,907,317   5,298,146    (1,311,739)     3,986,407
U.S. Micro Cap Portfolio...   5,389,898   2,444,454      (393,914)     2,050,540
U.S. High Relative
  Profitability Portfolio..   1,056,776     140,742       (25,462)       115,280
DFA Real Estate Securities
  Portfolio................   6,902,792   3,224,687      (259,941)     2,964,746
Large Cap International
  Portfolio................   4,788,277   1,075,782      (349,929)       725,853
International Core Equity
  Portfolio................  28,858,658   5,537,332    (2,792,770)     2,744,562
Global Small Company
  Portfolio................      35,814         471          (566)           (95)
International Small
  Company Portfolio........  11,822,237   1,102,512      (223,658)       878,854
Japanese Small Company
  Portfolio................     557,046      48,330            --         48,330
Asia Pacific Small Company
  Portfolio................     380,145       6,972            --          6,972
United Kingdom Small
  Company Portfolio........      28,284       3,447            --          3,447
Continental Small Company
  Portfolio................     613,232      32,573            --         32,573

                                                                      NET
                                                                   UNREALIZED
                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
DFA International Real
  Estate Securities
  Portfolio............. $ 5,787,258  $  959,229   $  (427,339)    $  531,890
DFA Global Real Estate
  Securities Portfolio..   7,271,256   1,296,920      (134,239)     1,162,681
DFA International Small
  Cap Value Portfolio...  13,705,480   2,345,505    (1,544,042)       801,463
International Vector
  Equity Portfolio......   2,497,910     541,633      (287,750)       253,883
International High
  Relative
  Profitability
  Portfolio.............     453,339      30,801       (20,045)        10,756
World ex U.S. Value
  Portfolio.............     264,419      18,661            --         18,661
World ex U.S. Targeted
  Value Portfolio.......     545,549      56,430       (51,670)         4,760
World ex U.S. Core
  Equity Portfolio......   3,605,071     533,697      (332,900)       200,797
World Core Equity
  Portfolio.............     774,775     114,735            --        114,735
Selectively Hedged
  Global Equity
  Portfolio.............     339,799      80,007           (29)        79,978
Emerging Markets
  Portfolio.............   4,245,546   1,870,394            --      1,870,394
Emerging Markets Small
  Cap Portfolio.........   6,808,525     290,666            --        290,666
Emerging Markets Value
  Portfolio.............  17,111,894   1,539,155            --      1,539,155
Emerging Markets Core
  Equity Portfolio......  25,537,818   7,226,455    (3,348,246)     3,878,209
Emerging Markets
  Targeted Value
  Portfolio.............     109,706      11,922        (3,991)         7,931

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                   SIX MONTHS ENDED    YEAR ENDED
                                                   APRIL 30, 2019   OCTOBER 31, 2018
                                                   --------------   ----------------
                                                     (UNAUDITED)
                                                    AMOUNT   SHARES  AMOUNT   SHARES
                                                   -------   ------ --------  ------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued.................................. $ 6,928     318  $ 21,616     851
   Shares Issued in Lieu of Cash Distributions....   2,170     107     2,923     119
   Shares Redeemed................................  (4,755)   (214)  (28,235) (1,114)
                                                   -------    ----  --------  ------
Net Increase (Decrease) -- Class R1 Shares........ $ 4,343     211  $ (3,696)   (144)
                                                   =======    ====  ========  ======

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
Class R2 Shares
   Shares Issued........................ $    12,438      559  $    38,144     1,523
   Shares Issued in Lieu of Cash
     Distributions......................       4,653      231        7,940       325
   Shares Redeemed......................     (33,776)  (1,517)     (85,609)   (3,475)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $   (16,685)    (727) $   (39,525)   (1,627)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 1,585,107   73,034  $ 2,152,781    85,162
   Shares Issued in Lieu of Cash
     Distributions......................     448,050   22,111      541,597    21,998
   Shares Redeemed......................  (1,255,349) (57,833)  (2,187,982)  (86,229)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   777,808   37,312  $   506,396    20,931
                                         ===========  =======  ===========  ========

                                           SIX MONTHS ENDED          YEAR ENDED
                                            APRIL 30, 2019        OCTOBER 31, 2018
                                         --------------------  ---------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $     3,814      137  $     6,653       219
   Shares Issued in Lieu of Cash
     Distributions......................         298       11          632        21
   Shares Redeemed......................      (1,467)     (52)     (10,333)     (332)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $     2,645       96  $    (3,048)      (92)
                                         ===========  =======  ===========  ========
Institutional Class Shares
   Shares Issued........................ $ 2,003,563   70,707  $ 2,703,084    87,936
   Shares Issued in Lieu of Cash
     Distributions......................     184,564    6,909      416,344    14,012
   Shares Redeemed......................  (1,501,159) (53,644)  (3,948,131) (128,474)
                                         -----------  -------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $   686,968   23,972  $  (828,703)  (26,526)
                                         ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities . The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                         FORWARD
                                                        CURRENCY
                                                        CONTRACTS FUTURES
                                                        --------- --------
     Enhanced U.S. Large Company Portfolio.............  $73,682  $323,386
     U.S. Targeted Value Portfolio.....................       --    78,618
     U.S. Small Cap Value Portfolio....................       --   130,425
     U.S. Core Equity 1 Portfolio......................       --   185,025
     U.S. Core Equity 2 Portfolio......................       --   206,485
     U.S. Vector Equity Portfolio......................       --    34,467
     U.S. Small Cap Portfolio..........................       --   113,259
     U.S. Micro Cap Portfolio..........................       --    57,463

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    DFA Real Estate Securities Portfolio................. $     --  $ 54,743
    Large Cap International Portfolio....................       --    37,429
    International Core Equity Portfolio..................       --   214,193
    International Small Company Portfolio................       --    63,475
    DFA International Real Estate Securities Portfolio...       --    31,960
    DFA International Small Cap Value Portfolio..........       --   109,213
    International High Relative Profitability Portfolio..       --       161
    World ex U.S. Targeted Value Portfolio...............       --     2,234
    World ex U.S. Core Equity Portfolio..................       --     7,296
    Selectively Hedged Global Equity Portfolio...........  125,572    15,691
    Emerging Markets Core Equity Portfolio...............       --   206,265
    Emerging Markets Targeted Value Portfolio............       --       218

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                         --------------------------------------------
                                          TOTAL VALUE      FORWARD
                                               AT         CURRENCY        EQUITY
                                         APRIL 30, 2019 CONTRACTS (1) CONTRACTS *,(2)
                                         -------------- ------------- ---------------
Enhanced U.S. Large Company Portfolio...    $21,179         $494          $20,685
U.S. Targeted Value Portfolio...........      4,852           --            4,852
U.S. Small Cap Value Portfolio..........      3,944           --            3,944
U.S. Core Equity 1 Portfolio............     13,031           --           13,031
U.S. Core Equity 2 Portfolio............     13,721           --           13,721
U.S. Vector Equity Portfolio............      2,185           --            2,185
U.S. Small Cap Portfolio................      8,883           --            8,883
U.S. Micro Cap Portfolio................      3,430           --            3,430
DFA Real Estate Securities Portfolio....      3,633           --            3,633
Large Cap International Portfolio.......      2,229           --            2,229
International Core Equity Portfolio.....     14,630           --           14,630
International Small Company Portfolio...        328           --              328
DFA International Real Estate
  Securities Portfolio..................      2,228           --            2,228
DFA International Small Cap Value
  Portfolio.............................      6,216           --            6,216
Selectively Hedged Global Equity
  Portfolio.............................      1,273          514              759
Emerging Markets Core Equity Portfolio..     13,152           --           13,152

                                                        LIABILITY DERIVATIVES VALUE
                                                        ---------------------------
                                                         TOTAL VALUE      FORWARD
                                                              AT         CURRENCY
                                                        APRIL 30, 2019 CONTRACTS (3)
                                                        -------------- -------------
Enhanced U.S. Large Company Portfolio..................      $(72)         $(72)
Selectively Hedged Global Equity Portfolio.............       (29)          (29)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                     REALIZED GAIN (LOSS) ON
                                                           DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (1) CONTRACTS (2)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $(12,260)    $1,946       $(14,206)*
U.S. Large Cap Equity Portfolio..............      466         --            466*
U.S. Targeted Value Portfolio................   (2,413)        --         (2,413)
U.S. Small Cap Value Portfolio...............   (3,040)        --         (3,040)
U.S. Core Equity 1 Portfolio.................    2,546         --          2,546
U.S. Core Equity 2 Portfolio.................   (4,838)        --         (4,838)
U.S. Vector Equity Portfolio.................    2,204         --          2,204
U.S. Small Cap Portfolio.....................   (1,294)        --         (1,294)
U.S. Micro Cap Portfolio.....................   (5,420)        --         (5,420)
U.S. High Relative Profitability Portfolio...      (52)        --            (52)*
DFA Real Estate Securities Portfolio.........   (6,732)        --         (6,732)
Large Cap International Portfolio............   (1,849)        --         (1,849)
International Core Equity Portfolio..........     (943)        --           (943)
International Small Company Portfolio........   (1,000)        --         (1,000)
DFA International Real Estate Securities
  Portfolio..................................   (1,258)        --         (1,258)
DFA Global Real Estate Securities Portfolio..     (135)        --           (135)*
DFA International Small Cap Value Portfolio..   (2,562)        --         (2,562)
International Vector Equity Portfolio........   (1,747)        --         (1,747)*
International High Relative Profitability
  Portfolio..................................      255         --            255*
World ex U.S. Value Portfolio................     (109)        --           (109)*
World ex U.S. Targeted Value Portfolio.......     (308)        --           (308)*
World ex U.S. Core Equity Portfolio..........   (1,060)        --         (1,060)*
World Core Equity Portfolio..................      (63)        --            (63)*
Selectively Hedged Global Equity Portfolio...      493      2,569         (2,076)
Emerging Markets Core Equity Portfolio.......    2,305         --          2,305
Emerging Markets Targeted Value Portfolio....       39         --             39*

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                              -----------------------------------
                                                           FORWARD
                                                          CURRENCY       EQUITY
                                                TOTAL   CONTRACTS (3) CONTRACTS (4)
                                              --------  ------------- -------------
Enhanced U.S. Large Company Portfolio........ $ 40,193     $  (27)      $ 40,220

                                                      CHANGE IN UNREALIZED APPRECIATION
                                                        (DEPRECIATION) ON DERIVATIVES
                                                     -----------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                      TOTAL  CONTRACTS (3) CONTRACTS (4)
                                                     ------- ------------- -------------
U.S. Targeted Value Portfolio....................... $ 6,971         --       $ 6,971
U.S. Small Cap Value Portfolio......................   6,431         --         6,431
U.S. Core Equity 1 Portfolio........................  18,378         --        18,378
U.S. Core Equity 2 Portfolio........................  22,739         --        22,739
U.S. Vector Equity Portfolio........................   1,554         --         1,554
U.S. Small Cap Portfolio............................   8,867         --         8,867
U.S. Micro Cap Portfolio............................   6,144         --         6,144
DFA Real Estate Securities Portfolio................   4,100         --         4,100
Large Cap International Portfolio...................   4,753         --         4,753
International Core Equity Portfolio.................  23,259         --        23,259
International Small Company Portfolio...............   6,908         --         6,908
DFA International Real Estate Securities Portfolio..   3,208         --         3,208
DFA International Small Cap Value Portfolio.........   7,897         --         7,897
Selectively Hedged Global Equity Portfolio..........   1,265    $(1,116)        2,381
Emerging Markets Core Equity Portfolio..............  21,428         --        21,428

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2019 (amounts in thousands):

                                            GROSS AMOUNTS NOT                                     GROSS AMOUNTS NOT
                                              OFFSET IN THE                                         OFFSET IN THE
                                              STATEMENTS OF                                         STATEMENTS OF
                                          ASSETS AND LIABILITIES                                ASSETS AND LIABILITIES
                                          ----------------------                                ----------------------
                                                                                        NET
                                  NET                                                 AMOUNTS
                                AMOUNTS                                                 OF
                               OF ASSETS                                            LIABILITIES
                     GROSS     PRESENTED                                   GROSS     PRESENTED
                    AMOUNTS     IN THE                                    AMOUNTS     IN THE
                       OF     STATEMENTS                                    OF      STATEMENTS
                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------        ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                          ASSETS                                             LIABILITIES
                   ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S.
  LARGE
  COMPANY
  PORTFOLIO
Citibank, N.A.....    $267       $267          --         --      $267       --          --          --         --       --
HSBC Bank.........      52         52          --         --        52       --          --          --         --       --
Royal Bank of
  Scotland........     174        174        $(72)        --       102      $72         $72        $(72)        --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $493       $493        $(72)        --      $421      $72         $72        $(72)        --       --
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===
SELECTIVELY
  HEDGED GLOBAL
  EQUITY
  PORTFOLIO
Bank of America
  Corp............      --         --          --         --        --      $ 7         $ 7          --         --      $ 7
Citibank, N.A.....    $184       $184        $(21)        --      $163       21          21        $(21)        --       --
State Street Bank
  and Trust.......     285        285          --         --       285       --          --          --         --       --
JP Morgan.........      45         45          --         --        45       --          --          --         --       --
                      ----       ----        ----         --      ----      ---         ---        ----         --      ---
Total                 $514       $514        $(21)        --      $493      $28         $28        $(21)        --      $ 7
                      ====       ====        ====         ==      ====      ===         ===        ====         ==      ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                  MAXIMUM
                                         WEIGHTED WEIGHTED                         AMOUNT   OUTSTANDING
                                         AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                         INTEREST   LOAN       DAYS     EXPENSE  DURING THE    AS OF
                                           RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD   04/30/2019
                                         -------- -------- ------------ -------- ---------- -----------
U.S. Large Cap Equity Portfolio.........   3.11%  $ 7,339       29        $19     $ 29,727      --
U.S. High Relative Profitability
  Portfolio.............................   3.15%    8,330        9          7       12,562      --
Global Small Company Portfolio..........   3.06%      110       33         --          412      --
International Small Company Portfolio...   3.15%    2,008        1         --        2,008      --
DFA International Real Estate
  Securities Portfolio..................   3.11%   39,852       23         80       97,642      --
DFA Global Real Estate Securities
  Portfolio.............................   3.09%    8,568       24         17       26,204      --
DFA International Small Cap Value
  Portfolio.............................   2.98%   16,501       11         15      110,411      --
International Vector Equity Portfolio...   3.15%    7,247        9          6       12,563      --
World ex U.S. Value Portfolio...........   3.11%      956       30          2       10,385      --
World ex U.S. Targeted Value Portfolio..   2.95%    4,698       27         10       21,220      --
World ex U.S. Core Equity Portfolio.....   2.98%    5,213        8          3       18,667      --
World Core Equity Portfolio.............   2.99%    1,443       22          3        5,444      --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

   For the six months ended April 30, 2019, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 20,138  $ 21,267       $ (3,306)
U.S. Targeted Value Portfolio................  106,096    91,923          2,514
U.S. Small Cap Value Portfolio...............  133,099   253,842         38,051
U.S. Core Equity 1 Portfolio.................   30,829    16,495        (11,666)
U.S. Core Equity 2 Portfolio.................   39,961    38,572        (15,659)
U.S. Vector Equity Portfolio.................   10,887    27,589          5,110
U.S. Small Cap Portfolio.....................  103,935    50,372         (1,906)
U.S. Micro Cap Portfolio.....................   73,099    48,867         10,624
U.S. High Relative Profitability Portfolio...   21,715     6,506            (58)
DFA Real Estate Securities Portfolio.........      553     7,277         (2,620)
Large Cap International Portfolio............   52,972    17,256         (7,797)
International Core Equity Portfolio..........   30,507    42,903        (30,107)
DFA Global Real Estate Securities Portfolio..    3,913        --             --
DFA International Small Cap Value Portfolio..   34,123   145,759         17,627
International Vector Equity Portfolio........   16,785    12,441         (3,441)
International High Relative Profitability
  Portfolio..................................   11,000       949           (533)
World ex U.S. Targeted Value Portfolio.......    9,727     4,088            361
World ex U.S. Core Equity Portfolio..........   18,694     2,936           (210)
Emerging Markets Core Equity Portfolio.......    2,640     4,054         (1,008)

K. SECURITIES LENDING:

   As of April 30, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    U.S. Large Cap Equity Portfolio............................. $   13,283
    U.S. Targeted Value Portfolio...............................    694,543
    U.S. Small Cap Value Portfolio..............................  1,003,444
    U.S. Core Equity 1 Portfolio................................    848,500
    U.S. Core Equity 2 Portfolio................................  1,093,803
    U.S. Vector Equity Portfolio................................    209,554
    U.S. Small Cap Portfolio....................................  1,510,374
    U.S. Micro Cap Portfolio....................................    375,709
    U.S. High Relative Profitability Portfolio..................     13,942
    DFA Real Estate Securities Portfolio........................    163,980
    Large Cap International Portfolio...........................     30,584

                                                                  NON-CASH
                                                                 COLLATERAL
                                                                   MARKET
                                                                   VALUE
                                                                 ----------
    International Core Equity Portfolio.........................  $459,226
    DFA International Real Estate Securities Portfolio..........    46,487
    DFA International Small Cap Value Portfolio.................   297,175
    International Vector Equity Portfolio.......................    58,678
    International High Relative Profitability Portfolio.........     1,602
    World ex U.S. Targeted Value Portfolio......................     5,581
    World ex U.S. Core Equity Portfolio.........................    73,029
    Emerging Markets Core Equity Portfolio......................   893,018
    Emerging Markets Targeted Value Portfolio...................     1,550

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                  AS OF APRIL 30, 2019
                                                     -----------------------------------------------
                                                     OVERNIGHT            BETWEEN
                                                        AND               30 & 90
                                                     CONTINUOUS  <30 DAYS  DAYS   >90 DAYS   TOTAL
                                                     ----------  -------- ------- -------- ----------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
   Bonds............................................ $    2,418     --      --       --    $    2,418
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks....................................     41,108     --      --       --        41,108
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..................  1,100,319     --      --       --     1,100,319
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks, Rights/Warrants...................  1,501,100     --      --       --     1,501,100
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks....................................  1,637,862     --      --       --     1,637,862
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks....................................  1,909,858     --      --       --     1,909,858
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    379,561     --      --       --       379,561
U.S. SMALL CAP PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,780,163     --      --       --     2,780,163
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks..................    797,616     --      --       --       797,616
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     11,584     --      --       --        11,584
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    306,926     --      --       --       306,926
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks....................................    329,248     --      --       --       329,248
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................  2,082,255     --      --       --     2,082,255
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................    185,512     --      --       --       185,512
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks....................................     86,622     --      --       --        86,622
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks....................................    797,328     --      --       --       797,328
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...................    171,701     --      --       --       171,701
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks....................................     28,429     --      --       --        28,429
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks....................................      1,935     --      --       --         1,935

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2019
                                           -----------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                           ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks..........................   $189,732       --         --         --    $189,732
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks..........................    647,679       --         --         --     647,679
EMERGING MARKETS TARGETED VALUE PORTFOLIO
   Common Stocks..........................        728       --         --         --         728

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2019, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

      DFA Real Estate Securities Portfolio........................ $50,622

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

P. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class........      3             62%
U.S. Large Cap Equity Portfolio-Institutional Class..............      4             87%
U.S. Large Cap Value Portfolio-Institutional Class...............      3             69%
U.S. Targeted Value Portfolio-Class R1...........................      5             89%
U.S. Targeted Value Portfolio-Class R2...........................      7             85%
U.S. Targeted Value Portfolio-Institutional Class................      3             58%
U.S. Small Cap Value Portfolio-Institutional Class...............      4             70%
U.S. Core Equity 1 Portfolio-Institutional Class.................      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class.................      5             81%
U.S. Vector Equity Portfolio-Institutional Class.................      5             84%
U.S. Small Cap Portfolio-Institutional Class.....................      3             54%
U.S. Micro Cap Portfolio-Institutional Class.....................      4             75%
U.S. High Relative Profitability Portfolio-Institutional Class...      3             90%
DFA Real Estate Securities Portfolio-Institutional Class.........      4             73%
Large Cap International Portfolio-Institutional Class............      3             64%
International Core Equity Portfolio-Institutional Class..........      4             70%
Global Small Company Portfolio-Institutional Class...............      5             97%
International Small Company Portfolio-Institutional Class........      3             64%
Japanese Small Company Portfolio-Institutional Class.............      4             88%
Asia Pacific Small Company Portfolio-Institutional Class.........      3             94%
United Kingdom Small Company Portfolio-Institutional Class.......      4             95%
Continental Small Company Portfolio-Institutional Class..........      3             93%
DFA International Real Estate Securities Portfolio-Institutional
  Class..........................................................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional Class..      3             65%
DFA International Small Cap Value Portfolio-Institutional Class..      4             71%
International Vector Equity Portfolio-Institutional Class........      3             81%
International High Relative Profitability
  Portfolio-Institutional Class..................................      3             91%
World ex U.S. Value Portfolio-Institutional Class................      6             83%
World ex U.S. Targeted Value Portfolio-Institutional Class.......      3             98%
World ex U.S. Core Equity Portfolio-Institutional Class..........      3             73%
World Core Equity Portfolio-Institutional Class..................      6             81%
Selectively Hedged Global Equity Portfolio-Institutional Class...      4             95%
Emerging Markets Portfolio-Institutional Class...................      3             54%

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Emerging Markets Small Cap Portfolio-Institutional Class.........      3             54%
Emerging Markets Value Portfolio-Class R2........................      2             91%
Emerging Markets Value Portfolio-Institutional Class.............      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class.......      3             61%
Emerging Markets Targeted Value Portfolio-Institutional Class....      4            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                                  --------------------------------------------
                                                                   NET INCOME FOR      ACCUMULATED
                                                                   THE CURRENT OR     UNDISTRIBUTED
                                                                      PRECEDING        NET PROFITS    PAID-IN
                                                                    FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                                   AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                                  UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                                         INCOME          PROPERTIES      SOURCE
--------------                                                    -----------------   -------------   --------
Enhanced U.S. Large Company Portfolio December 18, 2018..........        83%                0%           17%
U.S. Large Cap Equity Portfolio December 18, 2018................        91%                0%            9%
U.S. Large Cap Value Portfolio December 18, 2018.................        89%                0%           11%
U.S. Targeted Value Portfolio December 18, 2018..................        88%                0%           12%
U.S. Small Cap Value Portfolio December 18, 2018.................        59%                0%           41%
U.S. Core Equity 1 Portfolio December 17, 2018...................        90%                0%           10%
U.S. Core Equity 2 Portfolio December 17, 2018...................        91%                0%            9%
U.S. Vector Equity Portfolio December 18, 2018...................        93%                0%            7%
U.S. Small Cap Portfolio December 17, 2018.......................        80%                0%           20%
U.S. Micro Cap Portfolio December 18, 2018.......................        70%                0%           30%
U.S. High Relative Profitability Portfolio December 18, 2018.....        74%                0%           26%
DFA Real Estate Securities Portfolio December 17, 2018...........        61%                0%           39%
Large Cap International Portfolio December 17, 2018..............        76%                0%           24%
International Core Equity Portfolio December 17, 2018............        70%                0%           30%
International Small Company Portfolio December 18, 2018..........        33%                0%           67%
Japanese Small Company Portfolio December 18, 2018...............         0%                0%          100%

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
CONTINUED

                                                                   ESTIMATED % BREAKDOWN OF DISTRIBUTION
                                                                                  SOURCES
                                                                  ---------------------------------------
                                                                   NET INCOME FOR    ACCUMULATED
                                                                   THE CURRENT OR   UNDISTRIBUTED
                                                                      PRECEDING      NET PROFITS  PAID-IN
                                                                    FISCAL YEAR,    FROM THE SALE SURPLUS
                                                                   AND ACCUMULATED  OF SECURITIES OR OTHER
                                                                  UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                                         INCOME        PROPERTIES    SOURCE
--------------                                                    ----------------- ------------- --------
Asia Pacific Small Company Portfolio December 18, 2018...........        25%              0%         75%
United Kingdom Small Company Portfolio December 18, 2018.........         0%              0%        100%
Continental Small Company Portfolio December 18, 2018............         0%              0%        100%
DFA International Real Estate Securities Portfolio December 17,
  2018...........................................................         0%              0%        100%
DFA Global Real Estate Securities Portfolio December 18, 2018....        98%              0%          2%
DFA International Small Cap Value Portfolio December 17, 2018....        45%              0%         55%
International Vector Equity Portfolio December 17, 2018..........        63%              0%         37%
International High Relative Profitability Portfolio December 18,
  2018...........................................................        86%              0%         14%
World ex U.S. Value Portfolio December 18, 2018..................        79%              0%         21%
World ex U.S. Targeted Value Portfolio December 18, 2018.........        86%              0%         14%
World ex U.S. Core Equity Portfolio December 18, 2018............        68%              0%         32%
Selectively Hedged Global Equity Portfolio December 18, 2018.....        87%              0%         13%
Emerging Markets Portfolio December 18, 2018.....................        17%              0%         83%
Emerging Markets Small Cap Portfolio December 18, 2018...........        12%              0%         88%
Emerging Markets Value Portfolio December 18, 2018...............        25%              0%         75%
   December 31, 2018.............................................         0%              0%        100%
Emerging Markets Core Equity Portfolio December 17, 2018.........        56%              0%         44%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT  ANNUALIZED    PAID
                                                               VALUE    VALUE    EXPENSE     DURING
                                                             11/01/18  04/30/19 RATIO (1)  PERIOD (1)
                                                             --------- -------- ---------- ----------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $991.60     0.33%     $1.63

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING               EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                               VALUE    VALUE     EXPENSE     DURING
                                                             11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                             --------- --------- ---------- ----------
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.16    0.33%     $1.66

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
               Corporate.................................  38.1%
               Government................................  20.1%
               Foreign Corporate.........................  18.9%
               Foreign Government........................  21.6%
               Supranational.............................   1.3%
                                                          -----
                                                          100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (79.4%)
AUSTRALIA -- (3.4%)
Commonwealth Bank of Australia
         2.300%, 09/06/19.................................................      2,100  $ 2,097,632
(OMEGA)  2.250%, 03/10/20.................................................      5,000    4,982,008
         2.300%, 03/12/20.................................................      3,000    2,991,381
         5.000%, 03/19/20.................................................      5,000    5,098,849
         2.400%, 11/02/20.................................................      2,246    2,237,085
Macquarie Group, Ltd.
(OMEGA)  6.250%, 01/14/21.................................................      4,842    5,093,321
National Australia Bank, Ltd.
(OMEGA)  2.400%, 12/09/19.................................................      9,500    9,487,069
         2.125%, 05/22/20.................................................        745      740,789
         2.625%, 07/23/20.................................................      4,052    4,050,113
Westpac Banking Corp.
         2.300%, 05/26/20.................................................     17,774   17,706,918
         2.100%, 05/13/21.................................................      1,000      987,558
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              55,472,723
                                                                                       -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
         1.875%, 01/20/21.................................................      1,500    1,486,441
                                                                                       -----------
BELGIUM -- (2.2%)
Dexia Credit Local SA
         1.875%, 01/29/20.................................................      5,000    4,975,787
         0.200%, 03/16/21................................................. EUR 16,250   18,368,683
Solvay Finance America LLC
(OMEGA)  3.400%, 12/03/20.................................................     12,000   12,066,707
                                                                                       -----------
TOTAL BELGIUM.............................................................              35,411,177
                                                                                       -----------
CANADA -- (15.1%)
Canada Housing Trust No 1
(OMEGA)  1.450%, 06/15/20................................................. CAD 52,000   38,686,184
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  6,000    4,460,342
Nutrien, Ltd.
         6.500%, 05/15/19.................................................      1,446    1,447,841
Province of Alberta Canada
         1.900%, 12/06/19.................................................      5,000    4,981,203
         1.250%, 06/01/20................................................. CAD 39,000   28,945,062
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD 30,000   23,091,513
Province of Manitoba Canada
#        2.050%, 11/30/20.................................................     15,000   14,893,536

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 40,000  $ 30,634,023
         4.000%, 06/02/21................................................. CAD  7,000     5,461,641
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 50,000    38,925,879
Royal Bank of Canada
         2.980%, 05/07/19................................................. CAD  7,000     5,226,461
         2.150%, 03/06/20.................................................      5,708     5,688,922
         2.350%, 10/30/20.................................................      5,913     5,886,850
Toronto-Dominion Bank (The)
         2.563%, 06/24/20................................................. CAD 39,000    29,285,952
         2.500%, 12/14/20.................................................      1,000       998,098
         3.250%, 06/11/21.................................................     10,000    10,121,161
                                                                                       ------------
TOTAL CANADA..............................................................              248,734,668
                                                                                       ------------
DENMARK -- (0.3%)
Danske Bank A.S.
(OMEGA)  2.800%, 03/10/21.................................................      5,400     5,343,157
                                                                                       ------------
FINLAND -- (0.1%)
Municipality Finance P.L.C.
         1.750%, 05/21/19.................................................      1,150     1,149,503
                                                                                       ------------
FRANCE -- (3.3%)
BNP Paribas SA
         2.375%, 05/21/20.................................................      2,720     2,711,528
BPCE SA
         2.650%, 02/03/21.................................................        330       329,213
Credit Agricole SA
(OMEGA)  2.750%, 06/10/20.................................................      5,000     4,998,165
Electricite de France SA
(OMEGA)  2.350%, 10/13/20.................................................      5,000     4,970,309
Orange SA
         1.625%, 11/03/19.................................................      2,000     1,988,538
Sanofi
         4.000%, 03/29/21.................................................     17,450    17,898,602
         0.875%, 09/22/21................................................. EUR  5,000     5,737,329
Societe Generale SA
         2.625%, 09/16/20.................................................      2,000     1,996,077
Total Capital International SA
#        2.100%, 06/19/19.................................................     13,208    13,198,373
                                                                                       ------------
TOTAL FRANCE..............................................................               53,828,134
                                                                                       ------------
GERMANY -- (4.0%)
Bayer U.S. Finance LLC
         2.375%, 10/08/19.................................................      1,500     1,495,113
BMW US Capital LLC
(OMEGA)  2.000%, 04/11/21.................................................      3,000     2,960,527

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
GERMANY -- (Continued)
Daimler Finance North America LLC
(OMEGA)   2.250%, 03/02/20.................................................    2,925  $ 2,912,174
#(OMEGA)  2.700%, 08/03/20.................................................    3,060    3,052,398
Deutsche Bank AG
#         2.950%, 08/20/20.................................................    7,018    6,963,990
#         3.125%, 01/13/21.................................................    3,889    3,829,863
Deutsche Telekom International Finance BV
(OMEGA)   1.500%, 09/19/19.................................................    3,000    2,984,061
EMD Finance LLC
(OMEGA)   2.400%, 03/19/20.................................................    1,150    1,145,230
Erste Abwicklungsanstalt
          1.375%, 10/30/19.................................................   25,000   24,856,700
State of North Rhine-Westphalia Germany
          1.625%, 01/22/20.................................................    3,650    3,626,436
Volkswagen Group of America Finance LLC
(OMEGA)   2.125%, 05/23/19.................................................   10,000    9,996,170
          2.400%, 05/22/20.................................................    2,000    1,988,942
                                                                                      -----------
TOTAL GERMANY..............................................................            65,811,604
                                                                                      -----------
JAPAN -- (1.8%)
American Honda Finance Corp.
          2.250%, 08/15/19.................................................      610      609,375
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21.................................................      882      884,714
Mizuho Financial Group, Inc.
          2.632%, 04/12/21.................................................    2,000    1,992,052
MUFG Bank, Ltd.
          2.350%, 09/08/19.................................................      850      848,867
Sumitomo Mitsui Banking Corp.
          2.650%, 07/23/20.................................................    2,250    2,249,033
Toyota Motor Credit Corp.
          1.400%, 05/20/19.................................................    5,168    5,164,873
#         2.125%, 07/18/19.................................................    1,080    1,078,942
          2.150%, 03/12/20.................................................   16,893   16,850,177
                                                                                      -----------
TOTAL JAPAN                                                                            29,678,033
                                                                                      -----------
NETHERLANDS -- (3.7%)
BNG Bank NV
          2.500%, 02/28/20.................................................    1,800    1,800,081
(OMEGA)   1.750%, 10/05/20.................................................   24,800   24,559,192
ING Bank NV
(OMEGA)   2.500%, 10/01/19.................................................    3,000    2,996,311
Nederlandse Waterschapsbank NV
          1.625%, 03/04/20.................................................    4,362    4,330,088

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
#        4.300%, 09/22/19.................................................      12,204 $12,278,632
         1.875%, 05/10/21.................................................      15,000  14,794,765
                                                                                       -----------
TOTAL NETHERLANDS.........................................................              60,759,069
                                                                                       -----------
NORWAY -- (1.9%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21................................................. NOK 150,000  18,225,432
Equinor ASA
         2.900%, 11/08/20.................................................       3,192   3,207,278
Kommunalbanken A.S.
         1.750%, 05/28/19.................................................       5,000   4,997,170
         1.625%, 01/15/20.................................................       5,450   5,417,333
                                                                                       -----------
TOTAL NORWAY..............................................................              31,847,213
                                                                                       -----------
SPAIN -- (1.7%)
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19.................................................       2,000   2,014,093
Santander Holdings USA, Inc.
         2.650%, 04/17/20.................................................       4,992   4,979,164
Santander UK Group Holdings P.L.C.
         2.875%, 10/16/20.................................................       9,000   8,980,074
         3.125%, 01/08/21.................................................       1,808   1,807,438
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................       8,000   8,356,574
Telefonica Emisiones SAU
         5.134%, 04/27/20.................................................       2,200   2,248,140
                                                                                       -----------
TOTAL SPAIN                                                                             28,385,483
                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.3%)
Council Of Europe Development Bank
         1.750%, 11/14/19.................................................       7,000   6,972,233
European Investment Bank
         1.125%, 02/18/20................................................. CAD  20,020  14,859,362
                                                                                       -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              21,831,595
                                                                                       -----------
SWEDEN -- (4.4%)
Kommuninvest I Sverige AB
         1.000%, 09/15/21................................................. SEK 400,000  43,096,719
Svensk Exportkredit AB
         1.875%, 06/17/19.................................................      17,000  16,983,680
Svenska Handelsbanken AB
         2.250%, 06/17/19.................................................       5,000   4,996,875
(OMEGA)  5.125%, 03/30/20.................................................       6,708   6,851,715
                                                                                       -----------
TOTAL SWEDEN                                                                            71,928,989
                                                                                       -----------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SWITZERLAND -- (0.7%)
Credit Suisse AG
    3.000%, 10/29/21.................................................      1,500  $ 1,508,392
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR  2,875    3,404,822
UBS AG Stamford CT
    2.375%, 08/14/19.................................................        720      719,521
    2.350%, 03/26/20.................................................      6,000    5,983,886
                                                                                  -----------
TOTAL SWITZERLAND....................................................              11,616,621
                                                                                  -----------
UNITED KINGDOM -- (1.1%)
Barclays P.L.C.
    2.875%, 06/08/20.................................................      5,000    4,986,980
    3.250%, 01/12/21.................................................      1,085    1,084,999
HSBC USA, Inc.
    2.750%, 08/07/20.................................................     10,000   10,002,619
Lloyds Banking Group P.L.C.
#   3.100%, 07/06/21.................................................      1,000    1,002,687
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              17,077,285
                                                                                  -----------
UNITED STATES -- (34.3%)
3M Co.
    1.625%, 06/15/19.................................................      3,200    3,196,008
AbbVie, Inc.
    2.500%, 05/14/20.................................................     11,317   11,280,037
Allergan Funding SCS
    3.000%, 03/12/20.................................................      5,000    5,001,800
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,570    1,578,432
American Express Credit Corp.
    2.375%, 05/26/20.................................................      6,210    6,188,810
    2.600%, 09/14/20.................................................      1,600    1,597,878
American International Group, Inc.
    2.300%, 07/16/19.................................................      1,500    1,498,609
    3.375%, 08/15/20.................................................      3,470    3,494,967
    6.400%, 12/15/20.................................................      7,000    7,385,859
Amgen, Inc.
    2.200%, 05/11/20.................................................      9,990    9,947,094
Anthem, Inc.
    4.350%, 08/15/20.................................................      1,128    1,148,863
    2.500%, 11/21/20.................................................     11,465   11,407,141
Aon Corp.
    5.000%, 09/30/20.................................................      1,000    1,032,077
Aon P.L.C.
    2.800%, 03/15/21.................................................      3,380    3,379,022
Apple, Inc.
#   1.900%, 02/07/20.................................................     31,000   30,847,275
Autodesk, Inc.
    3.125%, 06/15/20.................................................      1,355    1,359,060
AutoZone, Inc.
    2.500%, 04/15/21.................................................      2,045    2,030,007

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    2.625%, 10/19/20.................................................    1,670  $ 1,671,177
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,795,153
Best Buy Co., Inc.
#   5.500%, 03/15/21.................................................    6,000    6,231,357
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      252,046
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,310,316
Campbell Soup Co.
    4.250%, 04/15/21.................................................    8,000    8,184,183
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,241,934
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,526,826
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,288,374
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000    9,998,518
Chevron Corp.
    2.193%, 11/15/19.................................................   15,000   14,969,226
    1.961%, 03/03/20.................................................    8,000    7,956,438
Cisco Systems, Inc.
    1.400%, 09/20/19.................................................   12,330   12,273,891
Citigroup, Inc.
    2.650%, 10/26/20.................................................    2,575    2,571,450
#   2.700%, 03/30/21.................................................    4,790    4,783,910
Citizens Bank NA
#   2.550%, 05/13/21.................................................    8,000    7,963,535
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,998,710
Discovery Communications LLC
    2.750%, 11/15/19.................................................    1,500    1,496,487
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    2,002,356
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,803,327
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    1,207    1,206,106
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,959,059
Eversource Energy
    2.500%, 03/15/21.................................................    4,556    4,532,320
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,205,312
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,342,016
Exxon Mobil Corp.
#   1.912%, 03/06/20.................................................    3,950    3,929,419

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
         2.222%, 03/01/21.................................................    3,000  $ 2,989,273
Fidelity National Information Services, Inc.
         3.625%, 10/15/20.................................................    1,214    1,225,173
         2.250%, 08/15/21.................................................    4,325    4,275,810
Fifth Third Bancorp
         2.875%, 07/27/20.................................................    4,000    4,007,069
General Electric Co.
#        4.375%, 09/16/20.................................................    7,000    7,126,334
General Mills, Inc.
         2.200%, 10/21/19.................................................    3,500    3,488,511
General Motors Financial Co., Inc.
         3.150%, 01/15/20.................................................    7,000    7,012,569
         4.200%, 03/01/21.................................................      500      508,865
Goldman Sachs Group, Inc. (The)
         2.300%, 12/13/19.................................................      600      598,315
         2.600%, 04/23/20.................................................    2,075    2,071,824
         6.000%, 06/15/20.................................................    8,000    8,273,579
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20.................................................      585      580,760
         2.400%, 06/15/20.................................................    2,600    2,574,720
(OMEGA)  2.850%, 01/15/21.................................................    6,000    5,963,036
Harris Corp.
         2.700%, 04/27/20.................................................    1,205    1,203,144
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.................................................   12,000   12,112,864
Huntington National Bank
         2.875%, 08/20/20.................................................    2,000    2,003,645
Integrys Holding, Inc.
         4.170%, 11/01/20.................................................    4,060    4,113,803
Intercontinental Exchange, Inc.
         2.750%, 12/01/20.................................................    3,519    3,521,252
International Business Machines Corp.
         2.250%, 02/19/21.................................................    3,615    3,588,509
John Deere Capital Corp.
         2.800%, 03/04/21.................................................    1,000    1,002,474
JPMorgan Chase & Co.
#        2.750%, 06/23/20.................................................    7,900    7,906,471
         4.350%, 08/15/21.................................................      750      776,119
Keurig Dr Pepper, Inc.
         3.200%, 11/15/21.................................................      630      630,456
KeyCorp
         2.900%, 09/15/20.................................................    3,128    3,137,860
Kraft Heinz Foods Co.
         2.800%, 07/02/20.................................................   14,365   14,345,876
Kroger Co. (The)
         1.500%, 09/30/19.................................................    1,565    1,557,129

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
    2.950%, 11/01/21.................................................    2,334  $ 2,340,254
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,097,391
LG&E & KU Energy LLC
#   3.750%, 11/15/20.................................................    1,244    1,256,968
Liberty Mutual Group, Inc.
    5.000%, 06/01/21.................................................      980    1,016,676
LyondellBasell Industries NV
    6.000%, 11/15/21.................................................    5,000    5,327,377
Marriott International, Inc.
    2.875%, 03/01/21.................................................    1,000      999,620
Marsh & McLennan Cos. Inc.
#   4.800%, 07/15/21.................................................    1,526    1,585,323
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   20,744   20,638,884
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,911,327
#   1.850%, 02/12/20.................................................    7,000    6,966,728
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,790,816
Mondelez International Holdings Netherlands BV
    1.625%, 10/28/19.................................................    2,000    1,988,643
Mylan N.V.
    3.150%, 06/15/21.................................................    1,214    1,214,013
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,886,003
NetApp, Inc.
    3.375%, 06/15/21.................................................    4,880    4,921,220
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,498,524
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      661,454
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,236,666
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,627,659
Pfizer, Inc.
#   2.100%, 05/15/19.................................................   16,217   16,214,243
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    1,116    1,109,904
    2.900%, 11/15/21.................................................    5,159    5,183,074
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,391,978
#   2.600%, 07/21/20.................................................    4,116    4,115,070
Progressive Corp. (The)
    3.750%, 08/23/21.................................................    1,576    1,603,638
Regions Financial Corp.
#   3.200%, 02/08/21.................................................    4,400    4,430,928
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,178,283

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Roper Technologies, Inc.
         3.000%, 12/15/20.................................................    5,070  $ 5,076,947
Sempra Energy
         2.850%, 11/15/20.................................................    6,000    5,993,002
Southern Power Co.
         2.375%, 06/01/20.................................................    1,645    1,637,746
Southwest Airlines Co.
         2.750%, 11/06/19.................................................    5,480    5,479,038
SunTrust Banks, Inc.
         2.500%, 05/01/19.................................................    1,735    1,735,000
TD Ameritrade Holding Corp.
         5.600%, 12/01/19.................................................    1,000    1,016,844
Thermo Fisher Scientific, Inc.
         4.500%, 03/01/21.................................................   12,082   12,449,649
TWDC Enterprises 18 Corp.
         2.150%, 09/17/20.................................................    2,500    2,487,315
UnitedHealth Group, Inc.
         2.125%, 03/15/21.................................................    7,305    7,243,204
Verizon Communications, Inc.
         2.625%, 02/21/20.................................................    1,288    1,288,000
         4.600%, 04/01/21.................................................    2,500    2,590,359
Walgreens Boots Alliance, Inc.
         2.700%, 11/18/19.................................................      470      469,779
Walmart, Inc.
         2.850%, 06/23/20.................................................   22,556   22,647,380
Walt Disney Co.
(OMEGA)  4.500%, 02/15/21.................................................    3,624    3,742,629
Wells Fargo & Co.
         2.550%, 12/07/20.................................................    1,450    1,445,930
         4.600%, 04/01/21.................................................    5,000    5,166,607
Xcel Energy, Inc.
         2.400%, 03/15/21.................................................    2,622    2,604,092

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021 $    1,018,998
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              564,747,008
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,305,108,703
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (20.0%)
U.S. Treasury Bill
                            2.410%, 05/07/19.................................................    32,000     31,987,355
                            2.410%, 05/21/19.................................................    30,000     29,960,188
U.S. Treasury Notes
                            1.250%, 08/31/19.................................................    19,000     18,920,586
                            1.250%, 10/31/19.................................................    26,000     25,848,672
                            1.500%, 10/31/19.................................................    55,000     54,748,633
                            1.000%, 11/30/19.................................................    14,000     13,884,062
                            1.875%, 12/31/19.................................................    25,180     25,083,508
~(double left angle quote)  1.625%, 07/31/20.................................................   130,000    128,842,247
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              329,275,251
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,634,383,954
                                                                                                        --------------
                                                                                                SHARES
                                                                                                -------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)                        The DFA Short Term Investment Fund                                  921,331     10,660,717
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,653,906,919)....................................................................             $1,645,044,671
                                                                                                        ==============

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                              SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------- ---------------- ---------------------------------------  ---------- --------------
USD    120,933,782  CAD  160,968,947 State Street Bank and Trust               07/09/19    $ 571,469
USD    112,149,755  CAD  149,710,211 Citibank, N.A.                            07/15/19      190,938
                                                                                           ---------
TOTAL APPRECIATION                                                                         $ 762,407
CAD     15,551,907  USD   11,669,232 National Australia Bank Ltd.              07/09/19    $ (40,508)
USD     27,656,318  EUR   24,609,526 State Street Bank and Trust               05/31/19      (12,665)
USD     43,196,014  SEK  411,798,965 Barclays Capital                          05/31/19     (263,525)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                                UNREALIZED
                                                                                                 FOREIGN
                                                                                                 EXCHANGE
                                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  -------------------- ---------------------------------------  ---------- --------------
USD       18,169,780 NOK      157,439,271 State Street Bank and Trust               06/05/19   $  (103,473)
                                                                                               -----------
TOTAL (DEPRECIATION)                                                                           $  (420,171)
                                                                                               -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                 $   342,236
                                                                                               ===========

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                      UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                        --------- ---------- ------------  ------------  --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures...........................     26     05/31/19  $  1,851,523  $  1,873,560    $  22,037
CBOT Wheat Futures................................     25     07/12/19       560,710       535,938      (24,772)
Coffee Futures....................................     13     07/19/19       453,179       454,106          927
COMEX Gold 100 Troy Oz. Futures...................     20     06/26/19     2,554,462     2,571,400       16,938
Copper Futures....................................     23     07/29/19     1,689,997     1,669,800      (20,197)
Corn Futures......................................     63     07/12/19     1,158,470     1,141,875      (16,595)
Cotton............................................      8     07/09/19       314,292       307,120       (7,172)
Gas Oil...........................................     10     07/11/19       635,933       638,500        2,567
Gasoline Rbob Futures.............................      8     06/28/19       667,186       683,155       15,969
KCBT Hard Red Winter Wheat Futures................     11     07/12/19       232,511       216,700      (15,811)
Lean Cattle Futures...............................     17     06/28/19       832,702       776,900      (55,802)
Lean Hogs Futures.................................     15     06/14/19       582,688       529,350      (53,338)
LME Nickel Futures................................     32     05/15/19     2,402,433     2,332,320      (70,113)
LME Nickel Futures................................     19     07/17/19     1,484,476     1,389,774      (94,702)
LME Prime Aluminium Futures.......................     45     07/17/19     2,113,093     2,017,125      (95,968)
LME Prime Aluminium Futures.......................     75     05/15/19     3,504,041     3,324,375     (179,666)
LME Zinc Futures..................................     41     05/15/19     2,802,058     2,987,875      185,817
LME Zinc Futures..................................     25     07/17/19     1,800,932     1,776,250      (24,682)
Natural Gas Futures...............................     60     06/26/19     1,608,787     1,570,200      (38,587)
NYMEX NY Harbor ULSD Futures......................      6     06/28/19       526,198       524,588       (1,610)
Silver Futures....................................     10     07/29/19       749,931       749,200         (731)
Soybean Futures...................................     27     07/12/19     1,217,545     1,152,900      (64,645)
Soybean Meal Futures..............................     22     07/12/19       682,295       660,220      (22,075)
Soybean Oil Futures...............................     37     07/12/19       644,371       618,936      (25,435)
Sugar Futures.....................................     46     06/28/19       652,929       635,757      (17,172)
Wti Crude Futures.................................     32     06/20/19     2,056,420     2,047,360       (9,060)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $ 33,779,162  $ 33,185,284    $(593,878)
SHORT POSITION CONTRACTS:
LME Nickel Futures................................    (32)    05/15/19    (2,505,786)   (2,332,320)     173,466
LME Nickel Futures................................    (11)    07/17/19      (861,931)     (804,606)      57,325
LME Prime Aluminium Futures.......................    (75)    05/15/19    (3,533,371)   (3,324,375)     208,996
LME Prime Aluminium Futures.......................    (26)    07/17/19    (1,213,663)   (1,165,450)      48,213
LME Zinc Futures..................................    (14)    07/17/19    (1,004,140)     (994,700)       9,440
LME Zinc Futures..................................    (41)    05/15/19    (2,898,899)   (2,987,875)     (88,976)
                                                                        ------------  ------------    ---------
TOTAL.............................................                      $(12,017,790) $(11,609,326)   $ 408,464
                                                                        ------------  ------------    ---------
TOTAL FUTURES CONTRACTS...........................                      $ 21,761,372  $ 21,575,958    $(185,414)
                                                                        ============  ============    =========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2019, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS                UPFRONT  UPFRONT                 UNREALIZED
REFERENCE                        NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
ENTITY*        COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
---------     --------------- --------------- --------------- ---------- -------- -------- -----------  --------------
BofA Merrill
Lynch                                           3 Month USD
Commodity                                       UST 13-Week
MLBXPPDM                                         Bill High
Total Return  Bank of America                  Discount Rate
Index (1)     Corp.           USD 225,770,167    plus 0.14%    06/28/19     --       --       (538,908)     (538,908)
BofA Merrill                                    3 Month USD
Lynch Total                                     UST 13-Week
Return                                           Bill High
Index (2)     Bank of America                  Discount Rate
              Corp.           USD 163,838,272    plus 0.14%    06/28/19     --       --       (417,477)     (417,477)
Citi                                            3 Month USD
Commodities                                     UST 13-Week
Pre-Roll RS                                      Bill High
Total Return                                   Discount Rate
Index (3)     Citibank, N.A.  USD 222,487,905    plus 0.14%    06/28/19     --       --       (569,205)     (569,205)
Citi Custom                                     3 Month USD
CIVICS H                                        UST 13-Week
Total Return                                     Bill High
Index (4)                                      Discount Rate
              Citibank, N.A.  USD 180,342,112    plus 0.14%    06/28/19     --       --       (427,345)     (427,345)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 141                                       Bill High
Total Return                                   Discount Rate
Index (5)     Credit Suisse   USD 321,989,848    plus 0.14%    05/31/19     --       --       (753,430)     (753,430)
Credit                                          3 Month USD
Suisse                                          UST 13-Week
Custom 57                                        Bill High
Total Return                                   Discount Rate
Index (6)     Credit Suisse   USD 180,448,153    plus 0.14%    05/31/19     --       --       (391,854)     (391,854)
UBS                                             3 Month USD
UBSIB190                                        UST 13-Week
Custom                                           Bill High
Strategy (7)                                   Discount Rate
              UBS AG          USD 407,454,011    plus 0.14%    07/31/19     --       --       (884,481)     (884,481)
                                                                            --       --    -----------   -----------
TOTAL                                                                       --       --    $(3,982,700)  $(3,982,700)
                                                                            ==       ==    ===========   ===========

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     21,601,264
ICE Brent Crude Oil Futures                                     8.66%     19,546,698
NYMEX Reformulated Gasoline Blend Futures                       3.28%      7,414,262
ICE Gasoil Futures                                              2.94%      6,637,112
NYMEX NY Harbor ULSD Futures                                    2.42%      5,462,778
NYMEX Henry Hub Natural Gas Futures                             7.24%     16,342,888
CBOT Soybean Futures                                            5.31%     11,982,592

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.89%       6,532,997
CBOT Soybean Meal Futures                                       3.06%       6,902,494
CBOT Corn Futures                                               5.33%      12,027,107
CBOT Wheat Futures                                              2.48%       5,608,329
KCBT Hard Red Winter Wheat Futures                              0.97%       2,181,301
CME Live Cattle Futures                                         3.54%       7,988,438
CME Lean Hogs Futures                                           2.63%       5,939,651
COMEX Gold 100 Troy Oz. Futures                                11.69%      26,387,672
COMEX Silver Futures                                            3.52%       7,958,202
COMEX Copper Futures                                            7.68%      17,347,536
LME Primary Aluminum Futures                                    4.00%       9,028,231
LME Nickel Futures                                              2.83%       6,382,893
LME Zinc Futures                                                3.47%       7,827,979
NYBOT CSC No. 11 World Sugar Futures                            2.93%       6,609,872
NYBOT CSC 'C' Coffee Futures                                    2.14%       4,835,456
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,224,415
                                                                          -----------
Total Notional Amount                                                     225,770,167
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      19,059,574
ICE Brent Crude Oil Futures                                    10.57%      17,314,798
NYMEX Reformulated Gasoline Blend Futures                       3.93%       6,433,808
ICE Gasoil Futures                                              2.94%       4,824,305
NYMEX NY Harbor ULSD Futures                                    2.42%       3,972,942
NYMEX Henry Hub Natural Gas Futures                             7.25%      11,874,712
CBOT Soybean Futures                                            4.26%       6,975,933
CBOT Soybean Oil Futures                                        2.32%       3,801,484
CBOT Soybean Meal Futures                                       2.45%       4,012,352
CBOT Corn Futures                                               4.26%       6,977,226
CBOT Wheat Futures                                              2.00%       3,281,828
KCBT Hard Red Winter Wheat Futures                              0.77%       1,269,153
CME Live Cattle Futures                                         4.36%       7,144,435
CME Lean Hogs Futures                                           2.93%       4,795,183
COMEX Gold 100 Troy Oz. Futures                                11.66%      19,101,512
COMEX Silver Futures                                            2.83%       4,630,346
COMEX Copper Futures                                            7.70%      12,616,584
LME Primary Aluminum Futures                                    3.21%       5,252,924
LME Nickel Futures                                              2.83%       4,642,224
LME Zinc Futures                                                4.17%       6,831,867
NYBOT CSC No. 11 World Sugar Futures                            2.36%       3,867,968
NYBOT CSC 'C' Coffee Futures                                    1.72%       2,813,429
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,343,685
                                                                          -----------
Total Notional Amount                                                     163,838,272
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      25,882,380
ICE Brent Crude Oil Futures                                    10.57%      23,513,024
NYMEX Reformulated Gasoline Blend Futures                       3.93%       8,736,936
ICE Gasoil Futures                                              2.94%       6,551,275
NYMEX NY Harbor ULSD Futures                                    2.42%       5,395,147
NYMEX Henry Hub Natural Gas Futures                             7.25%      16,125,535
CBOT Soybean Futures                                            4.26%       9,473,127
CBOT Soybean Oil Futures                                        2.32%       5,162,311
CBOT Soybean Meal Futures                                       2.45%       5,448,664
CBOT Corn Futures                                               4.26%       9,474,883
CBOT Wheat Futures                                              2.00%       4,456,633
KCBT Hard Red Winter Wheat Futures                              0.77%       1,723,476
CME Live Cattle Futures                                         4.36%       9,701,948
CME Lean Hogs Futures                                           2.93%       6,511,727
COMEX Gold 100 Troy Oz. Futures                                11.66%      25,939,333
COMEX Silver Futures                                            2.83%       6,287,884
COMEX Copper Futures                                            7.70%      17,132,977
LME Primary Aluminum Futures                                    3.21%       7,133,328
LME Nickel Futures                                              2.83%       6,304,013
LME Zinc Futures                                                4.17%       9,277,489
NYBOT CSC No. 11 World Sugar Futures                            2.36%       5,252,596
NYBOT CSC 'C' Coffee Futures                                    1.72%       3,820,559
NYBOT CTN No. 2 Cotton Futures                                  1.43%       3,182,660
                                                                          -----------
Total Notional Amount                                                     222,487,905
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,254,795
ICE Brent Crude Oil Futures                                     8.66%     15,613,635
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,922,410
ICE Gasoil Futures                                              2.94%      5,301,634
NYMEX NY Harbor ULSD Futures                                    2.42%      4,363,592
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,054,475
CBOT Soybean Futures                                            5.31%      9,571,530
CBOT Soybean Oil Futures                                        2.89%      5,218,468
CBOT Soybean Meal Futures                                       3.06%      5,513,617
CBOT Corn Futures                                               5.33%      9,607,088
CBOT Wheat Futures                                              2.48%      4,479,856
KCBT Hard Red Winter Wheat Futures                              0.97%      1,742,393
CME Live Cattle Futures                                         3.54%      6,381,054
CME Lean Hogs Futures                                           2.63%      4,744,512
COMEX Gold 100 Troy Oz. Futures                                11.69%     21,078,111
COMEX Silver Futures                                            3.52%      6,356,903
COMEX Copper Futures                                            7.68%     13,856,973
LME Primary Aluminum Futures                                    4.00%      7,211,627
LME Nickel Futures                                              2.83%      5,098,567
LME Zinc Futures                                                3.47%      6,252,882
NYBOT CSC No. 11 World Sugar Futures                            2.93%      5,279,875

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,862,496
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,575,619
                                                                          -----------
Total Notional Amount                                                     180,342,112
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                            11.63%      37,457,602
ICE Brent Crude Oil Futures                                    10.57%      34,028,614
NYMEX Reformulated Gasoline Blend Futures                       3.93%      12,644,304
ICE Gasoil Futures                                              2.94%       9,481,163
NYMEX NY Harbor ULSD Futures                                    2.42%       7,807,987
NYMEX Henry Hub Natural Gas Futures                             7.25%      23,337,262
CBOT Soybean Futures                                            4.26%      13,709,737
CBOT Soybean Oil Futures                                        2.32%       7,471,021
CBOT Soybean Meal Futures                                       2.45%       7,885,438
CBOT Corn Futures                                               4.26%      13,712,278
CBOT Wheat Futures                                              2.00%       6,449,747
KCBT Hard Red Winter Wheat Futures                              0.77%       2,494,255
CME Live Cattle Futures                                         4.36%      14,040,893
CME Lean Hogs Futures                                           2.93%       9,423,929
COMEX Gold 100 Troy Oz. Futures                                11.66%      37,540,026
COMEX Silver Futures                                            2.83%       9,099,976
COMEX Copper Futures                                            7.70%      24,795,257
LME Primary Aluminum Futures                                    3.21%      10,323,524
LME Nickel Futures                                              2.83%       9,123,320
LME Zinc Futures                                                4.17%      13,426,605
NYBOT CSC No. 11 World Sugar Futures                            2.36%       7,601,683
NYBOT CSC 'C' Coffee Futures                                    1.72%       5,529,205
NYBOT CTN No. 2 Cotton Futures                                  1.43%       4,606,022
                                                                          -----------
Total Notional Amount                                                     321,989,848
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%     17,264,940
ICE Brent Crude Oil Futures                                     8.66%     15,622,815
NYMEX Reformulated Gasoline Blend Futures                       3.28%      5,925,893
ICE Gasoil Futures                                              2.94%      5,304,752
NYMEX NY Harbor ULSD Futures                                    2.42%      4,366,158
NYMEX Henry Hub Natural Gas Futures                             7.24%     13,062,151
CBOT Soybean Futures                                            5.31%      9,577,158
CBOT Soybean Oil Futures                                        2.89%      5,221,537
CBOT Soybean Meal Futures                                       3.06%      5,516,859
CBOT Corn Futures                                               5.33%      9,612,737
CBOT Wheat Futures                                              2.48%      4,482,490
KCBT Hard Red Winter Wheat Futures                              0.97%      1,743,418
CME Live Cattle Futures                                         3.54%      6,384,806

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CME Lean Hogs Futures                                           2.63%       4,747,302
COMEX Gold 100 Troy Oz. Futures                                11.69%      21,090,505
COMEX Silver Futures                                            3.52%       6,360,641
COMEX Copper Futures                                            7.68%      13,865,121
LME Primary Aluminum Futures                                    4.00%       7,215,867
LME Nickel Futures                                              2.83%       5,101,565
LME Zinc Futures                                                3.47%       6,256,559
NYBOT CSC No. 11 World Sugar Futures                            2.93%       5,282,979
NYBOT CSC 'C' Coffee Futures                                    2.14%       3,864,767
NYBOT CTN No. 2 Cotton Futures                                  1.43%       2,577,133
                                                                          -----------
Total Notional Amount                                                     180,448,153
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of April 30, 2019:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Light Sweet Crude Oil Futures                             9.56%      38,984,435
ICE Brent Crude Oil Futures                                     8.66%      35,276,496
NYMEX Reformulated Gasoline Blend Futures                       3.28%      13,380,734
ICE Gasoil Futures                                              2.94%      11,978,191
NYMEX NY Harbor ULSD Futures                                    2.42%       9,858,835
NYMEX Henry Hub Natural Gas Futures                             7.24%      29,494,487
CBOT Soybean Futures                                            5.31%      21,625,334
CBOT Soybean Oil Futures                                        2.89%      11,790,290
CBOT Soybean Meal Futures                                       3.06%      12,457,132
CBOT Corn Futures                                               5.33%      21,705,672
CBOT Wheat Futures                                              2.48%      10,121,514
KCBT Hard Red Winter Wheat Futures                              0.97%       3,936,658
CME Live Cattle Futures                                         3.54%      14,416,966
CME Lean Hogs Futures                                           2.63%      10,719,462
COMEX Gold 100 Troy Oz. Futures                                11.69%      47,622,603
COMEX Silver Futures                                            3.52%      14,362,400
COMEX Copper Futures                                            7.68%      31,307,604
LME Primary Aluminum Futures                                    4.00%      16,293,511
LME Nickel Futures                                              2.83%      11,519,393
LME Zinc Futures                                                3.47%      14,127,382
NYBOT CSC No. 11 World Sugar Futures                            2.93%      11,929,028
NYBOT CSC 'C' Coffee Futures                                    2.14%       8,726,688
NYBOT CTN No. 2 Cotton Futures                                  1.43%       5,819,196
                                                                          -----------
Total Notional Amount                                                     407,454,011
                                                                          ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                             -------- ----------- -------- -----------
Bonds
   Australia................................................       -- $55,472,723       -- $55,472,723
   Austria..................................................       --   1,486,441       --   1,486,441
   Belgium..................................................       --  35,411,177       --  35,411,177

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ---------  --------------  ------- --------------
   Canada...................................................        --  $  248,734,668    --    $  248,734,668
   Denmark..................................................        --       5,343,157    --         5,343,157
   Finland..................................................        --       1,149,503    --         1,149,503
   France...................................................        --      53,828,134    --        53,828,134
   Germany..................................................        --      65,811,604    --        65,811,604
   Japan....................................................        --      29,678,033    --        29,678,033
   Netherlands..............................................        --      60,759,069    --        60,759,069
   Norway...................................................        --      31,847,213    --        31,847,213
   Spain....................................................        --      28,385,483    --        28,385,483
   Supranational Organization Obligations...................        --      21,831,595    --        21,831,595
   Sweden...................................................        --      71,928,989    --        71,928,989
   Switzerland..............................................        --      11,616,621    --        11,616,621
   United Kingdom...........................................        --      17,077,285    --        17,077,285
   United States............................................        --     564,747,008    --       564,747,008
U.S. Treasury Obligations...................................        --     329,275,251    --       329,275,251
Securities Lending Collateral...............................        --      10,660,717    --        10,660,717
Forward Currency Contracts**................................        --         342,236    --           342,236
Futures Contracts**......................................... $(185,414)             --    --          (185,414)
Swap Agreements**...........................................        --      (3,982,700)   --        (3,982,700)
                                                             ---------  --------------    --    --------------
TOTAL....................................................... $(185,414) $1,641,404,207    --    $1,641,218,793
                                                             =========  ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         DFA
                                                                  COMMODITY STRATEGY
                                                                      PORTFOLIO*
                                                                  ------------------
ASSETS:
Investments at Value (including $10,415 of securities on loan,
  respectively)..................................................   $    1,634,384
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $10,660)..............................           10,661
Foreign Currencies at Value......................................                2
Segregated Cash for Swaps Contracts..............................           21,596
Cash.............................................................           63,398
Receivables:
   Investment Securities Sold....................................              134
   Dividends and Interest........................................           11,119
   Securities Lending Income.....................................                1
   Fund Shares Sold..............................................            1,766
   Futures Margin Variation......................................              157
Unrealized Gain on Forward Currency Contracts....................              762
Prepaid Expenses and Other Assets................................               41
                                                                    --------------
       Total Assets..............................................        1,744,021
                                                                    --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           10,686
   Fund Shares Redeemed..........................................            3,695
   Due to Advisor................................................              434
Unrealized Loss on Swap Contracts................................            3,983
Unrealized Loss on Forward Currency Contracts....................              420
Accrued Expenses and Other Liabilities...........................              187
                                                                    --------------
       Total Liabilities.........................................           19,405
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................      310,983,167
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........   $         5.55
                                                                    ==============
Investments at Cost..............................................   $    1,643,247
                                                                    ==============
Foreign Currencies at Cost.......................................   $            2
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................   $    1,784,524
Total Distributable Earnings (Loss)..............................          (59,908)
                                                                    --------------
NET ASSETS.......................................................   $    1,724,616
                                                                    ==============
(1) NUMBER OF SHARES AUTHORIZED..................................    1,800,000,000
                                                                    ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 21,451
   Income from Securities Lending..............................            13
                                                                     --------
       Total Investment Income.................................        21,464
                                                                     --------
EXPENSES
   Investment Management Fees..................................         3,333
   Accounting & Transfer Agent Fees............................           110
   Custodian Fees..............................................            30
   Filing Fees.................................................            32
   Shareholders' Reports.......................................            44
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            20
   Other.......................................................            24
                                                                     --------
       Total Expenses..........................................         3,600
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note D).................          (592)
   Fees Paid Indirectly (Note D)...............................            (8)
                                                                     --------
   Net Expenses................................................         3,000
                                                                     --------
   Net Investment Income (Loss)................................        18,464
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................        (4,913)
       Affiliated Investment Companies Shares Sold.............             2
       Futures.................................................        (6,958)
       Swap Contracts..........................................       (81,903)
       Forward Currency Contracts..............................        12,766
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............        13,792
       Futures.................................................         3,500
       Swap Contracts..........................................        24,787
       Translation of Foreign Currency-Denominated Amounts.....           (30)
       Forward Currency Contracts..............................        (3,053)
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (42,010)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(23,546)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                    SIX MONTHS     YEAR
                                                                       ENDED       ENDED
                                                                      APR 30,     OCT 31,
                                                                       2019        2018
                                                                    ----------- ----------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   18,464  $   31,518
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold*,**..............................     (4,913)    (20,480)
       Affiliated Investment Companies Shares Sold.................          2          (5)
       Futures.....................................................     (6,958)      1,465
       Swap Contracts..............................................    (81,903)    (40,002)
       Foreign Currency Transactions...............................         --         (23)
       Forward Currency Contracts..................................     12,766      19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     13,792     (15,936)
       Affiliated Investment Companies Shares......................         --           3
       Futures.....................................................      3,500      (6,725)
       Swap Contracts..............................................     24,787     (33,259)
       Translation of Foreign Currency-Denominated Amounts.........        (30)         17
       Forward Currency Contracts..................................     (3,053)        391
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (23,546)    (63,585)
                                                                    ----------  ----------
Distributions:
       Institutional Class Shares..................................    (28,228)    (44,439)
                                                                    ----------  ----------
          Total Distributions......................................    (28,228)    (44,439)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    450,128     851,258
   Shares Issued in Lieu of Cash Distributions.....................     25,202      40,250
   Shares Redeemed.................................................   (694,928)   (515,817)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   (219,598)    375,691
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................   (271,372)    267,667
NET ASSETS
   Beginning of Period.............................................  1,995,988   1,728,321
                                                                    ----------  ----------
   End of Period................................................... $1,724,616  $1,995,988
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     81,638     142,902
   Shares Issued in Lieu of Cash Distributions.....................      4,666       7,068
   Shares Redeemed.................................................   (126,928)    (87,468)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................    (40,624)     62,502
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        DFA COMMODITY STRATEGY PORTFOLIO
                                                                       -----------------------------------------------------
                                                                         SIX MONTHS       YEAR         YEAR        YEAR
                                                                            ENDED         ENDED        ENDED       ENDED
                                                                           APR 30,       OCT 31,      OCT 31,     OCT 31,
                                                                            2019          2018         2017        2016
                                                                       -----------     ----------   ----------  ----------
                                                                         (UNAUDITED)
Net Asset Value, Beginning of Period.................................. $     5.68      $     5.98   $     5.88  $     5.93
                                                                       ----------      ----------   ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.06            0.10         0.07        0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.11)          (0.25)        0.11       (0.07)
                                                                       ----------      ----------   ----------  ----------
       Total from Investment Operations...............................      (0.05)          (0.15)        0.18       (0.02)
                                                                       ----------      ----------   ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.08)          (0.15)       (0.08)      (0.03)
   Net Realized Gains.................................................         --              --           --          --
                                                                       ----------      ----------   ----------  ----------
       Total Distributions............................................      (0.08)          (0.15)       (0.08)      (0.03)
                                                                       ----------      ----------   ----------  ----------
Net Asset Value, End of Period........................................ $     5.55      $     5.68   $     5.98  $     5.88
                                                                       ==========      ==========   ==========  ==========
Total Return..........................................................      (0.84%)(B)      (2.43%)       3.15%      (0.26%)
                                                                       ----------      ----------   ----------  ----------
Net Assets, End of Period (thousands)................................. $1,724,616      $1,995,988   $1,728,321  $1,598,097
Ratio of Expenses to Average Net Assets...............................       0.33%(C)        0.32%        0.33%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.39%(C)        0.39%        0.39%       0.40%
Ratio of Net Investment Income to Average Net Assets..................       2.02%(C)        1.61%        1.17%       0.95%
Portfolio Turnover Rate...............................................          6%(B)          78%         102%        159%
                                                                       ----------      ----------   ----------  ----------

                                                                       -----------  ----------
                                                                          YEAR         YEAR
                                                                          ENDED        ENDED
                                                                         OCT 31,      OCT 31,
                                                                          2015         2014
                                                                       ----------   ----------

Net Asset Value, Beginning of Period.................................. $     8.00   $     8.30
                                                                       ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................................       0.05         0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (2.05)       (0.31)
                                                                       ----------   ----------
       Total from Investment Operations...............................      (2.00)       (0.25)
                                                                       ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.06)       (0.04)
   Net Realized Gains.................................................      (0.01)       (0.01)
                                                                       ----------   ----------
       Total Distributions............................................      (0.07)       (0.05)
                                                                       ----------   ----------
Net Asset Value, End of Period........................................ $     5.93   $     8.00
                                                                       ==========   ==========
Total Return..........................................................     (25.16%)      (3.08%)
                                                                       ----------   ----------
Net Assets, End of Period (thousands)................................. $1,207,071   $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.34%        0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).................................       0.40%        0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.77%        0.65%
Portfolio Turnover Rate...............................................        124%         104%
                                                                       ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2019, the Portfolio held a $394,685,549 investment in the Subsidiary, representing 22.89% of the Portfolio's total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2019, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for the Portfolio. As of April 30, 2019, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2019, approximately $592 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $29

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------   ---------        --------
DFA Commodity Strategy Portfolio............................  $29,724      $373,351      $67,281       $244,946

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                                  CHANGE IN
                                                                                                   NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866      $284,317   $287,524       $2           --
                                                                 -------      --------   --------       --           --
TOTAL                                                            $13,866      $284,317   $287,524       $2           --
                                                                 =======      ========   ========       ==           ==


                                                               BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                             APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                             -------------- -------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                              $10,661          921         $171        --
                                                                -------          ---         ----        --
TOTAL                                                           $10,661          921         $171        --
                                                                =======          ===         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                  NET INVESTMENT
                                    INCOME AND
                                    SHORT-TERM     LONG-TERM   TAX EXEMPT
                                  CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                  -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017.............................    $23,393          --           --     $23,393
2018.............................     44,438          --           --      44,438

As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                                  NET INVESTMENT
                                                                    INCOME AND
                                                                    SHORT-TERM     LONG-TERM
                                                                  CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                                  -------------- ------------- -------
DFA Commodity Strategy Portfolio.................................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio..................    $22,967          --          $(7,142)      $(23,868)      $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $2,502,978    $3,489      $(837,683)     $(834,194)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY            SWAP
                                                             CONTRACTS FUTURES CONTRACTS
                                                             --------- ------- ----------
DFA Commodity Strategy Portfolio............................ $368,054  $59,265 $1,798,427

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                                      ASSET DERIVATIVES VALUE
                                                             ------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES
                                                             APRIL 30, 2019 CONTRACTS (1) CONTRACTS (2)
                                                             -------------- ------------- -------------
DFA Commodity Strategy Portfolio............................     $1,504         $762          $742

                                                                           LIABILITY DERIVATIVES VALUE
                                                             -------------------------------------------------------
                                                              TOTAL VALUE      FORWARD      COMMODITY
                                                                   AT         CURRENCY       FUTURES        SWAP
                                                             APRIL 30, 2019 CONTRACTS (3) CONTRACTS (4) CONTRACTS (5)
                                                             -------------- ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................    $(5,330)        $(420)        $(927)       $(3,983)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
(5)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                                     REALIZED GAIN (LOSS) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(76,095)    $12,766       $(6,958)     $(81,903)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $ 25,234     $(3,053)      $ 3,500      $ 24,787

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2019 (amounts in thousands):

                                                                                      NET
                                                                                    AMOUNTS
                                                                                      OF        GROSS AMOUNTS NOT
                                                                                    ASSETS        OFFSET IN THE
                                                                                   PRESENTED   STATEMENTS OF ASSETS
                                                                         GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF STATEMENTS  ----------------------
                                                                       RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET
                                                                         ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                               (a)     LIABILITIES     (b)      RECEIVED   (c)
-----------                                                            ---------- ----------- ----------- ---------- ------
                                                                                              ASSETS
                                                                       ----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................      --         --           --        --        --
State Street Bank and Trust...........................................    $571       $571        $(116)       --      $455
Citibank, N.A.........................................................     191        191         (191)       --        --
National Australia Bank Ltd...........................................      --         --           --        --        --
Barclays Capital......................................................      --         --           --        --        --
Bank of America Corp..................................................      --         --           --        --        --
UBS AG................................................................      --         --           --        --        --
                                                                          ----       ----        -----        --      ----
Total                                                                     $762       $762        $(307)       --      $455
                                                                          ====       ====        =====        ==      ====

                                                                                       NET
                                                                                     AMOUNTS
                                                                                       OF        GROSS AMOUNTS NOT
                                                                                   LIABILITIES     OFFSET IN THE
                                                                                    PRESENTED   STATEMENTS OF ASSETS
                                                                          GROSS      IN THE       AND LIABILITIES
                                                                       AMOUNTS OF  STATEMENTS  ----------------------
                                                                       RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                                                                       LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                                (a)     LIABILITIES     (d)      PLEDGED    (e)
-----------                                                            ----------- ----------- ----------- ---------- ------
                                                                                            LIABILITIES
                                                                       -----------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Credit Suisse.........................................................   $1,145      $1,145      $(1,145)      --        --
State Street Bank and Trust...........................................      116         116         (116)      --        --
Citibank, N.A.........................................................      997         997         (997)      --        --
National Australia Bank Ltd...........................................       41          41           --       --      $ 41
Barclays Capital......................................................      264         264           --       --       264
Bank of America Corp..................................................      956         956         (956)      --        --
UBS AG................................................................      884         884         (884)      --        --
                                                                         ------      ------      -------       --      ----
Total                                                                    $4,403      $4,403      $(4,098)      --      $305
                                                                         ======      ======      =======       ==      ====

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                             AS OF APRIL 30, 2019
                                                             ----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                             ------------- -------- ------------ -------- -------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................    $10,661       --         --         --    $10,661

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

M. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
-                                                            ------------ --------------
DFA Commodity Strategy Portfolio............................      3             62%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,042.90    0.68%     $3.44
   Institutional Class Shares......... $1,000.00 $1,043.90    0.43%     $2.18
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.42    0.68%     $3.41
   Institutional Class Shares......... $1,000.00 $1,022.66    0.43%     $2.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return................. $1,000.00 $1,097.70    0.08%     $0.42
Hypothetical 5% Annual Return...... $1,000.00 $1,024.40    0.08%     $0.40

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                         AFFILIATED INVESTMENT
                                                COMPANY
                                         ---------------------
DFA International Value Portfolio.......         100.0%

DOMESTIC EQUITY PORTFOLIO

        U.S. LARGE COMPANY PORTFOLIO

Communication Services...............  10.3%
Consumer Discretionary...............  10.3%
Consumer Staples.....................   7.2%
Energy...............................   5.2%
Financials...........................  13.3%
Health Care..........................  13.6%
Industrials..........................   9.5%
Information Technology...............  21.7%
Materials............................   2.7%
Real Estate..........................   3.0%
Utilities............................   3.2%
                                      -----
                                      100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         VALUE+
                                                     --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................. $9,658,693,229
                                                     --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES $9,658,693,229
                                                     ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.5%)
COMMUNICATION SERVICES -- (10.2%)
*   Alphabet, Inc., Class A..........................................   115,641 $  138,648,933       1.5%
*   Alphabet, Inc., Class C..........................................   118,737    141,116,550       1.5%
    AT&T, Inc........................................................ 2,814,883     87,148,778       0.9%
    Comcast Corp., Class A........................................... 1,745,256     75,970,994       0.8%
*   Facebook, Inc., Class A..........................................   921,501    178,218,293       1.9%
*   Netflix, Inc.....................................................   168,619     62,480,084       0.7%
    Verizon Communications, Inc...................................... 1,596,722     91,316,531       1.0%
    Walt Disney Co. (The)............................................   674,567     92,395,442       1.0%
    Other Securities.................................................              111,971,425       1.0%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              979,267,030      10.3%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (10.2%)
*   Amazon.com, Inc..................................................   159,389    307,066,096       3.2%
    Home Depot, Inc. (The)...........................................   436,468     88,908,532       0.9%
    McDonald's Corp..................................................   295,386     58,359,412       0.6%
    Other Securities.................................................              523,799,740       5.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              978,133,780      10.3%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.1%)
    Coca-Cola Co. (The).............................................. 1,486,381     72,921,852       0.8%
    PepsiCo, Inc.....................................................   542,707     69,493,631       0.7%
    Philip Morris International, Inc.................................   600,177     51,951,321       0.5%
    Procter & Gamble Co. (The).......................................   965,838    102,842,430       1.1%
    Walmart, Inc.....................................................   549,735     56,534,747       0.6%
    Other Securities.................................................              330,306,708       3.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              684,050,689       7.2%
                                                                                --------------      ----
ENERGY -- (5.1%)
    Chevron Corp.....................................................   734,317     88,162,099       0.9%
    Exxon Mobil Corp................................................. 1,636,593    131,385,686       1.4%
    Other Securities.................................................              275,659,079       2.9%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              495,206,864       5.2%
                                                                                --------------      ----
FINANCIALS -- (13.1%)
    Bank of America Corp............................................. 3,468,238    106,058,718       1.1%
*   Berkshire Hathaway, Inc., Class B................................   751,168    162,785,617       1.7%
    Citigroup, Inc...................................................   908,241     64,212,639       0.7%
    JPMorgan Chase & Co.............................................. 1,264,817    146,782,013       1.5%
    Wells Fargo & Co................................................. 1,581,669     76,568,596       0.8%
    Other Securities.................................................              701,929,663       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,258,337,246      13.2%
                                                                                --------------      ----
HEALTH CARE -- (13.4%)
    Abbott Laboratories..............................................   678,077     53,947,806       0.6%
    AbbVie, Inc......................................................   569,340     45,199,903       0.5%
    Amgen, Inc.......................................................   240,162     43,065,850       0.5%
    Johnson & Johnson................................................ 1,028,752    145,259,782       1.5%
    Medtronic P.L.C..................................................   517,631     45,970,809       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    996,792 $   78,457,498        0.8%
      Pfizer, Inc......................................................  2,144,624     87,093,181        0.9%
      Thermo Fisher Scientific, Inc....................................    155,350     43,101,857        0.5%
      UnitedHealth Group, Inc..........................................    370,663     86,390,425        0.9%
      Other Securities.................................................               664,754,435        6.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,293,241,546       13.6%
                                                                                   --------------      -----
INDUSTRIALS -- (9.3%)
      Boeing Co. (The).................................................    202,972     76,660,495        0.8%
      Honeywell International, Inc.....................................    281,452     48,868,511        0.5%
      Union Pacific Corp...............................................    279,075     49,407,438        0.5%
      United Technologies Corp.........................................    312,844     44,614,683        0.5%
      Other Securities.................................................               680,058,313        7.2%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               899,609,440        9.5%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (21.4%)
      Accenture P.L.C., Class A........................................    246,034     44,943,031        0.5%
*     Adobe, Inc.......................................................    188,305     54,467,221        0.6%
      Apple, Inc.......................................................  1,730,406    347,240,572        3.7%
      Broadcom, Inc....................................................    152,917     48,688,773        0.5%
      Cisco Systems, Inc...............................................  1,701,130     95,178,223        1.0%
      Intel Corp.......................................................  1,737,938     88,704,356        0.9%
      International Business Machines Corp.............................    343,528     48,186,673        0.5%
      Mastercard, Inc., Class A........................................    348,696     88,652,471        0.9%
      Microsoft Corp...................................................  2,963,724    387,062,224        4.1%
      Oracle Corp......................................................    983,899     54,439,132        0.6%
*     PayPal Holdings, Inc.............................................    453,301     51,118,754        0.5%
*     salesforce.com, Inc..............................................    295,295     48,827,028        0.5%
      Texas Instruments, Inc...........................................    362,183     42,676,023        0.4%
#     Visa, Inc., Class A..............................................    675,800    111,121,794        1.2%
      Other Securities.................................................               544,985,216        5.7%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             2,056,291,491       21.6%
                                                                                   --------------      -----
MATERIALS -- (2.6%)
      Other Securities.................................................               252,711,516        2.7%
                                                                                   --------------      -----
REAL ESTATE -- (2.9%)
      Other Securities.................................................               280,614,216        3.0%
                                                                                   --------------      -----
UTILITIES -- (3.2%)
      Other Securities.................................................               306,670,460        3.2%
                                                                                   --------------      -----
TOTAL COMMON STOCKS....................................................             9,484,134,278       99.8%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.370%.........................................................  9,911,415      9,911,415        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  The DFA Short Term Investment Fund............................... 11,374,817    131,618,013        1.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,176,716,281)..............................................              $9,625,663,706      101.3%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of April 30, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index....    116     06/21/19  $17,024,824 $17,101,300    $76,476
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $17,024,824 $17,101,300    $76,476
                                                =========== ===========    =======

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $  979,267,030           --   --    $  979,267,030
   Consumer Discretionary.......    978,133,780           --   --       978,133,780
   Consumer Staples.............    684,050,689           --   --       684,050,689
   Energy.......................    495,206,864           --   --       495,206,864
   Financials...................  1,258,337,246           --   --     1,258,337,246
   Health Care..................  1,293,241,546           --   --     1,293,241,546
   Industrials..................    899,609,440           --   --       899,609,440
   Information Technology.......  2,056,291,491           --   --     2,056,291,491
   Materials....................    252,711,516           --   --       252,711,516
   Real Estate..................    280,614,216           --   --       280,614,216
   Utilities....................    306,670,460           --   --       306,670,460
Temporary Cash Investments......      9,911,415           --   --         9,911,415
Securities Lending Collateral...             -- $131,618,013   --       131,618,013
Futures Contracts**.............         76,476           --   --            76,476
                                 -------------- ------------   --    --------------
TOTAL........................... $9,494,122,169 $131,618,013   --    $9,625,740,182
                                 ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA        U.S. LARGE
                                                                                                   INTERNATIONAL    COMPANY
                                                                                                  VALUE PORTFOLIO  PORTFOLIO*
                                                                                                  --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value............................................ $    9,658,693            --
Investments at Value (including $0 and $256,831 of securities on loan, respectively).............             --  $  9,484,135
Temporary Cash Investments at Value & Cost.......................................................             --         9,911
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
  $131,605)......................................................................................             --       131,618
Segregated Cash for Futures Contracts............................................................             --           731
Receivables:
   Dividends and Interest........................................................................             --         8,213
   Securities Lending Income.....................................................................             --            42
   Fund Shares Sold..............................................................................          7,206         3,742
   Futures Margin Variation......................................................................             --           138
Prepaid Expenses and Other Assets................................................................            132           112
                                                                                                  --------------  ------------
       Total Assets..............................................................................      9,666,031     9,638,642
                                                                                                  --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................................................             --       131,604
   Fund Shares Redeemed..........................................................................          7,443         7,561
   Due to Advisor................................................................................          1,587           359
Accrued Expenses and Other Liabilities...........................................................            456         1,261
                                                                                                  --------------  ------------
       Total Liabilities.........................................................................          9,486       140,785
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,814 and $0 and shares outstanding of 102,300 and 0,
  respectively................................................................................... $        17.74           N/A
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................    100,000,000           N/A
                                                                                                  ==============  ============
Institutional Class Shares -- based on net assets of $9,654,731 and $9,497,857 and shares
  outstanding of 542,717,599 and 417,744,489, respectively....................................... $        17.79  $      22.74
                                                                                                  ==============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  1,500,000,000   900,000,000
                                                                                                  ==============  ============
Investments at Cost..............................................................................            N/A  $  4,035,201
                                                                                                  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    9,205,551  $  4,119,307
Total Distributable Earnings (Loss)..............................................................        450,994     5,378,550
                                                                                                  --------------  ------------
NET ASSETS....................................................................................... $    9,656,545  $  9,497,857
                                                                                                  ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                    DFA        U.S. LARGE
                                                                                               INTERNATIONAL    COMPANY
                                                                                              VALUE PORTFOLIO* PORTFOLIO#
                                                                                              ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,675 and $0, respectively).................     $168,653            --
   Income from Securities Lending............................................................        2,388            --
   Expenses Allocated from Affiliated Investment Companies...................................       (9,788)           --
                                                                                                  --------      --------
          Total Net Investment Income Allocated from Affiliated Investment Companies:........      161,253            --
                                                                                                  --------      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0, respectively)......................           --      $ 91,705
   Income from Securities Lending............................................................           --           250
                                                                                                  --------      --------
          Total Fund Investment Income.......................................................           --        91,955
                                                                                                  --------      --------
FUND EXPENSES
   Investment Management Fees................................................................       18,368         2,587
   Accounting & Transfer Agent Fees..........................................................          355           452
   S&P 500(R) Fees...........................................................................           --            51
   Custodian Fees............................................................................            1            52
   Shareholder Servicing Fees
       Class R2 Shares.......................................................................            2            --
   Filing Fees...............................................................................           94            70
   Shareholders' Reports.....................................................................          170            80
   Directors'/Trustees' Fees & Expenses......................................................           36            32
   Professional Fees.........................................................................           28           112
   Other.....................................................................................           23            97
                                                                                                  --------      --------
          Total Fund Expenses................................................................       19,077         3,533
                                                                                                  --------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)................................................................................           --           (84)
       Class R2 Shares.......................................................................           (2)           --
       Institutional Class Shares............................................................       (9,182)           --
                                                                                                  --------      --------
   Net Expenses..............................................................................        9,893         3,449
                                                                                                  --------      --------
   NET INVESTMENT INCOME (LOSS)..............................................................      151,360        88,506
                                                                                                  --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............................................................
       Investment Securities Sold**..........................................................           --        39,204
       Affiliated Investment Companies Shares Sold...........................................           --            (3)
       Transactions Allocated from Affiliated Investment Company**...........................      (25,830)           --
       Futures...............................................................................           --          (563)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................................           --       727,875
       Affiliated Investment Companies Shares................................................           --            10
       Transactions Allocated from Affiliated Investment Company.............................      271,486            --
       Futures...............................................................................           --             1
                                                                                                  --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................      245,656       766,524
                                                                                                  --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............................     $397,016      $855,030
                                                                                                  ========      ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                                PORTFOLIO                PORTFOLIO
                                                                        ------------------------  -----------------------
                                                                        SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                                           ENDED        ENDED        ENDED       ENDED
                                                                          APR 30,      OCT 31,      APR 30,     OCT 31,
                                                                           2019         2018         2019        2018
                                                                        -----------  -----------  ----------- -----------
                                                                        (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................................ $   151,360  $   305,317  $   88,506  $   162,776
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..................................          --           --      39,204       88,590
       Affiliated Investment Companies Shares Sold.....................          --           --          (3)         (21)
       Transactions Allocated from Affiliated Investment
         Company*,**...................................................     (25,830)     328,393          --           --
       Futures.........................................................          --           --        (563)       1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency......................          --           --     727,875      336,695
       Affiliated Investment Companies Shares..........................          --           --          10           (9)
       Transactions Allocated from Affiliated Investment Company.......     271,486   (1,489,950)         --           --
       Futures.........................................................          --           --           1           (7)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations.................................................     397,016     (856,240)    855,030      589,759
                                                                        -----------  -----------  ----------  -----------
Distributions:
       Class R2 Shares.................................................         (55)        (102)         --           --
       Institutional Class Shares......................................    (345,010)    (298,099)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
          Total Distributions..........................................    (345,065)    (298,201)   (135,726)    (177,012)
                                                                        -----------  -----------  ----------  -----------
Capital Share Transactions (1):
   Shares Issued.......................................................   1,204,509    2,071,557   1,015,180    1,451,585
   Shares Issued in Lieu of Cash Distributions.........................     336,301      289,379     125,645      162,780
   Shares Redeemed.....................................................  (1,359,658)  (1,624,192)   (879,341)  (1,506,221)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...............................................     181,152      736,744     261,484      108,144
                                                                        -----------  -----------  ----------  -----------
          Total Increase (Decrease) in Net Assets......................     233,103     (417,697)    980,788      520,891
NET ASSETS
   Beginning of Period.................................................   9,423,442    9,841,139   8,517,069    7,996,178
                                                                        -----------  -----------  ----------  -----------
   End of Period....................................................... $ 9,656,545  $ 9,423,442  $9,497,857  $ 8,517,069
                                                                        ===========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................................      71,459      104,257      49,194       68,274
   Shares Issued in Lieu of Cash Distributions.........................      20,849       14,892       6,232        7,714
   Shares Redeemed.....................................................     (80,634)     (81,550)    (42,107)     (70,464)
                                                                        -----------  -----------  ----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...................................................      11,674       37,599      13,319        5,524
                                                                        ===========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                        --------------------------------------------------------
                                        SIX MONTHS    YEAR     YEAR    YEAR      YEAR      YEAR
                                           ENDED      ENDED    ENDED   ENDED     ENDED     ENDED
                                          APR 30,    OCT 31,  OCT 31, OCT 31,   OCT 31,   OCT 31,
                                           2019       2018     2017    2016      2015      2014
                                        -----------  -------  ------- -------  -------   -------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period...............................   $17.68     $19.89   $16.27  $16.93   $ 18.48   $ 19.46
                                          ------     ------   ------  ------   -------   -------
Income from Investment
  Operations(A)
----------------------
   Net Investment Income (Loss)........     0.26       0.54     0.55    0.53      0.51      0.74
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................     0.43      (2.21)    3.61   (0.65)    (1.55)    (0.93)
                                          ------     ------   ------  ------   -------   -------
       Total from Investment
         Operations....................     0.69      (1.67)    4.16   (0.12)    (1.04)    (0.19)
                                          ------     ------   ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income...............    (0.11)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
   Net Realized Gains..................    (0.52)        --       --      --        --        --
                                          ------     ------   ------  ------   -------   -------
       Total Distributions.............    (0.63)     (0.54)   (0.54)  (0.54)    (0.51)    (0.79)
                                          ------     ------   ------  ------   -------   -------
Net Asset Value, End of Period.........   $17.74     $17.68   $19.89  $16.27   $ 16.93   $ 18.48
                                          ======     ======   ======  ======   =======   =======
Total Return...........................     4.29%(B)  (8.59%)  25.99%  (0.43%)   (5.78%)   (1.21%)
                                          ------     ------   ------  ------   -------   -------
Net Assets, End of Period
  (thousands)..........................   $1,814     $1,477   $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net
  Assets (D)...........................     0.68%(C)   0.68%    0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor) (D)......................     0.88%(C)   0.88%    0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to
  Average Net Assets...................     3.11%(C)   2.72%    3.07%    3.4%     2.81%     3.79%
                                          ------     ------   ------  ------   -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                        ----------------------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                            ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                           APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                            2019          2018         2017        2016         2015         2014
                                        -----------    ----------   ----------  ----------   ----------   ----------
                                         (UNAUDITED)
Net Asset Value, Beginning of
  Period............................... $    17.74     $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                        ----------     ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment
  Operations(A)
-----------------------------
   Net Investment Income (Loss)........       0.28           0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.43          (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment
         Operations....................       0.71          (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...............      (0.14)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
   Net Realized Gains..................      (0.52)            --           --          --           --           --
                                        ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions.............      (0.66)         (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period......... $    17.79     $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                        ==========     ==========   ==========  ==========   ==========   ==========
Total Return...........................       4.39%(B)      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                        ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period
  (thousands).......................... $9,654,731     $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net
  Assets (D)...........................       0.43%(C)       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor and (Fees Paid
  Indirectly)) (D).....................       0.63%(C)       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to
  Average Net Assets...................       3.30%(C)       3.01%        3.12%       3.51%        3.10%        4.29%
                                        ----------     ----------   ----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. LARGE COMPANY PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    21.06     $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.21           0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       1.80           1.05        3.50        0.38        0.47        2.07
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       2.01           1.46        3.87        0.73        0.80        2.36
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.20)         (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................      (0.13)         (0.06)      (0.10)      (0.14)         --          --
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.33)         (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $    22.74     $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       9.77%(B)       7.25%      23.55%       4.54%       5.09%      17.17%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $9,497,857     $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....       0.08%(C)       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................       0.08%(C)       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%(C)       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................          2%(B)          5%          7%          9%          2%          3%
                                             ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") invests substantially all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interests in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Feeder Fund's and the U.S. Large Company Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 DFA International Value Portfolio....... 0.40%
                 U.S. Large Company Portfolio............ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                     NET WAIVED FEES/
                                                                     EXPENSES ASSUMED     PREVIOUSLY
                                                        RECOVERY        (RECOVERED       WAIVED FEES/
                                          EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                         LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                 AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------               ---------- ---------------- ----------------- -----------------
DFA International Value Portfolio (1)...    0.40%          --             $9,182               --
U.S. Large Company Portfolio (2)........    0.08%         $50                 84             $454

CLASS R2 SHARES
---------------
DFA International Value Portfolio (3)...    0.79%          --                  2               --

(1)The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.
(2)The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.
(3)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                 DFA International Value Portfolio....... $299
                 U.S. Large Company Portfolio............  335

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   PURCHASES  SALES
                                                   --------- --------
          U.S. Large Company Portfolio............ $420,284  $164,739

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                      NET
                                                    REALIZED   CHANGE IN    BALANCE   SHARES
                     BALANCE AT            PROCEEDS  GAIN/    UNREALIZED      AT       AS OF               CAPITAL
                     OCTOBER 31, PURCHASES   FROM    (LOSS)  APPRECIATION/ APRIL 30, APRIL 30, DIVIDEND     GAIN
                        2018      AT COST   SALES   ON SALES DEPRECIATION    2019      2019     INCOME  DISTRIBUTIONS
                     ----------- --------- -------- -------- ------------- --------- --------- -------- -------------
U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term
  Investment Fund...  $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      --------   --------  --------   ---         ---      --------   ------    ------       --
TOTAL                 $164,037   $684,552  $716,978   $(3)        $10      $131,618   11,375    $1,788       --
                      ========   ========  ========   ===         ===      ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                    -------------- ------------- ---------- --------
DFA International Value Portfolio
2017...............................    $277,339            --        --     $277,339
2018...............................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017...............................     154,938       $38,779        --      193,717
2018...............................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                         -------------- ------------- --------
DFA International Value Portfolio.......    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio............      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                         UNDISTRIBUTED                                 TOTAL NET
                                         NET INVESTMENT                              DISTRIBUTABLE
                                           INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                           SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                         CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                         -------------- ------------- -------------- -------------
DFA International Value Portfolio.......    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio............      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                DFA International Value Portfolio....... $54,014

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
DFA International Value Portfolio....... $9,292,737  $  399,734           --      $  399,734
U.S. Large Company Portfolio............  4,301,695   5,575,371    $(126,424)      5,448,947

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                           SIX MONTHS ENDED         YEAR ENDED
                                            APRIL 30, 2019       OCTOBER 31, 2018
                                         --------------------  --------------------
                                              (UNAUDITED)
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued........................ $       300       18  $     2,206      111
   Shares Issued in Lieu of Cash
     Distributions......................          55        3          102        5
   Shares Redeemed......................         (45)      (3)      (3,878)    (209)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $       310       18  $    (1,570)     (93)
                                         ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued........................ $ 1,204,209   71,441  $ 2,069,351  104,146
   Shares Issued in Lieu of Cash
     Distributions......................     336,246   20,846      289,277   14,887
   Shares Redeemed......................  (1,359,613) (80,631)  (1,620,314) (81,341)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   180,842   11,656  $   738,314   37,692
                                         ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                      FUTURES
                                                      -------
                  U.S. Large Company Portfolio....... $30,404

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                           ------------------------------
                                            TOTAL VALUE
                                                 AT           EQUITY
                                           APRIL 30, 2019 CONTRACTS *,(1)
                                           -------------- ---------------
       U.S. Large Company Portfolio.......      $76             $76

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended
April 30, 2019 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                ----------------------
                                                            EQUITY
                                                TOTAL    CONTRACTS (1)
                                                -----    -------------
            U.S. Large Company Portfolio....... $(563)       $(563)

                                                CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                ---------------------------------
                                                                EQUITY
                                                TOTAL        CONTRACTS (2)
                                                -----        -------------
            U.S. Large Company Portfolio.......  $1               $1

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                      MAXIMUM
                                                                                       AMOUNT   OUTSTANDING
                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  BORROWED  BORROWINGS
                                       AVERAGE      AVERAGE        DAYS     EXPENSE    DURING      AS OF
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED THE PERIOD 04/30/2019
                                    ------------- ------------ ------------ -------- ---------- -----------
U.S. Large Company Portfolio.......     3.16%        $2,884         14         $4      $7,611       --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Portfolio's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the six months ended April 30, 2019.

J. SECURITIES LENDING:

   As of April 30, 2019, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                      NON-CASH
                                                     COLLATERAL
                                                       MARKET
                                                       VALUE
                                                     ----------
                 U.S. Large Company Portfolio.......  $130,583

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                            REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                          AS OF APRIL 30, 2019
                          -----------------------------------------------------
                          OVERNIGHT AND            BETWEEN
                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                          ------------- -------- ------------ -------- --------
SECURITIES LENDING
  TRANSACTIONS
U.S. LARGE COMPANY
  PORTFOLIO
   Common Stocks.........   $131,618       --         --         --    $131,618

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

N. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                  PERCENTAGE
                                                    NUMBER OF   OF OUTSTANDING
                                                   SHAREHOLDERS     SHARES
                                                   ------------ --------------
DFA International Value Portfolio-Class R2........      5             98%
DFA International Value Portfolio-Institutional
  Class...........................................      4             72%
U.S. Large Company Portfolio-Institutional Class..      3             69%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                         --------------------------------------------
                                          NET INCOME FOR      ACCUMULATED
                                          THE CURRENT OR     UNDISTRIBUTED
                                             PRECEDING        NET PROFITS    PAID-IN
                                           FISCAL YEAR,      FROM THE SALE   SURPLUS
                                          AND ACCUMULATED    OF SECURITIES   OR OTHER
                                         UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                INCOME          PROPERTIES      SOURCE
--------------                           -----------------   -------------   --------
DFA International Value Portfolio
  December 18, 2018.....................        64%                0%           36%
U.S. Large Company Portfolio
  December 17, 2018.....................        88%                0%           12%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.................... $1,000.00 $1,044.40    0.11%     $0.56
Hypothetical 5% Annual Return......... $1,000.00 $1,024.25    0.11%     $0.55

THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.................... $1,000.00 $1,044.80    0.22%     $1.12
Hypothetical 5% Annual Return......... $1,000.00 $1,023.70    0.22%     $1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  985.80    0.13%     $0.64
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,097.60    0.14%     $0.73
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE UNITED KINGDOM SMALL COMPANY
  SERIES
--------------------------------
Actual Fund Return.................... $1,000.00 $1,095.40    0.12%     $0.62
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return.................... $1,000.00 $1,073.00    0.13%     $0.67
Hypothetical 5% Annual Return......... $1,000.00 $1,024.15    0.13%     $0.65

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return.................... $1,000.00 $  994.00    0.12%     $0.59
Hypothetical 5% Annual Return......... $1,000.00 $1,024.20    0.12%     $0.60

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return.................... $1,000.00 $1,121.70    0.14%     $0.74
Hypothetical 5% Annual Return......... $1,000.00 $1,024.10    0.14%     $0.70

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,146.80    0.25%     $1.33
Hypothetical 5% Annual Return......... $1,000.00 $1,023.56    0.25%     $1.25

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       THE U.S. LARGE CAP VALUE SERIES
                Communication Services..................   9.4%
                Consumer Discretionary..................   7.3%
                Consumer Staples........................   5.2%
                Energy..................................  14.6%
                Financials..............................  22.6%
                Health Care.............................  14.4%
                Industrials.............................  10.6%
                Information Technology..................  10.6%
                Materials...............................   4.7%
                Real Estate.............................   0.3%
                Utilities...............................   0.3%
                                                         -----
                                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.3%
                Consumer Staples........................   3.7%
                Energy..................................  13.3%
                Financials..............................  29.7%
                Health Care.............................   4.0%
                Industrials.............................   9.9%
                Information Technology..................   2.3%
                Materials...............................  13.5%
                Real Estate.............................   3.1%
                Utilities...............................   1.4%
                                                         -----
                                                         100.0%

                      THE JAPANESE SMALL COMPANY SERIES
                Communication Services..................   2.9%
                Consumer Discretionary..................  18.4%
                Consumer Staples........................   7.1%
                Energy..................................   1.1%
                Financials..............................   8.4%
                Health Care.............................   5.1%
                Industrials.............................  30.1%
                Information Technology..................  13.9%
                Materials...............................  10.2%
                Real Estate.............................   1.6%
                Utilities...............................   1.2%
                                                         -----
                                                         100.0%

                    THE ASIA PACIFIC SMALL COMPANY SERIES
                Communication Services..................   8.9%
                Consumer Discretionary..................  19.4%
                Consumer Staples........................   7.4%
                Energy..................................   2.5%
                Financials..............................  11.6%
                Health Care.............................   5.8%
                Industrials.............................  14.2%
                Information Technology..................   7.3%
                Materials...............................  12.8%
                Real Estate.............................   7.4%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                   THE UNITED KINGDOM SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................  21.6%
                Consumer Staples........................   5.2%
                Energy..................................   4.4%
                Financials..............................  13.9%
                Health Care.............................   3.3%
                Industrials.............................  27.6%
                Information Technology..................   5.9%
                Materials...............................   6.5%
                Real Estate.............................   3.1%
                Utilities...............................   2.1%
                                                         -----
                                                         100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
                Communication Services..................   6.4%
                Consumer Discretionary..................   9.9%
                Consumer Staples........................   5.1%
                Energy..................................   3.6%
                Financials..............................  12.3%
                Health Care.............................   7.1%
                Industrials.............................  27.5%
                Information Technology..................  10.3%
                Materials...............................   7.3%
                Real Estate.............................   6.8%
                Utilities...............................   3.7%
                                                         -----
                                                         100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                      THE CANADIAN SMALL COMPANY SERIES
                Communication Services..................   2.4%
                Consumer Discretionary..................   6.3%
                Consumer Staples........................   5.1%
                Energy..................................  19.4%
                Financials..............................  10.0%
                Health Care.............................   1.8%
                Industrials.............................  11.1%
                Information Technology..................   3.9%
                Materials...............................  27.9%
                Real Estate.............................   4.7%
                Utilities...............................   7.4%
                                                         -----
                                                         100.0%

                         THE EMERGING MARKETS SERIES
                Communication Services..................   9.2%
                Consumer Discretionary..................  10.0%
                Consumer Staples........................   7.9%
                Energy..................................   7.5%
                Financials..............................  22.5%
                Health Care.............................   2.4%
                Industrials.............................   7.3%
                Information Technology..................  17.9%
                Materials...............................  10.0%
                Real Estate.............................   2.6%
                Utilities...............................   2.7%
                                                         -----
                                                         100.0%

                    THE EMERGING MARKETS SMALL CAP SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.1%
                Consumer Staples........................   8.1%
                Energy..................................   1.4%
                Financials..............................   8.3%
                Health Care.............................   6.9%
                Industrials.............................  15.0%
                Information Technology..................  16.1%
                Materials...............................  12.2%
                Real Estate.............................   7.4%
                Utilities...............................   5.7%
                                                         -----
                                                         100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
    AT&T, Inc.................................... 35,433,006 $1,097,005,866       3.6%
*   Charter Communications, Inc., Class A........    940,732    349,190,311       1.2%
    Comcast Corp., Class A....................... 21,941,529    955,114,757       3.2%
    Other Securities.............................               414,624,150       1.3%
                                                             --------------      ----
TOTAL COMMUNICATION SERVICES.....................             2,815,935,084       9.3%
                                                             --------------      ----
CONSUMER DISCRETIONARY -- (7.1%)
    Ford Motor Co................................ 16,051,999    167,743,390       0.6%
    General Motors Co............................  6,055,833    235,874,695       0.8%
    Royal Caribbean Cruises, Ltd.................  1,239,713    149,930,890       0.5%
    Other Securities.............................             1,650,971,075       5.4%
                                                             --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................             2,204,520,050       7.3%
                                                             --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A........  3,530,822    179,542,299       0.6%
    Walgreens Boots Alliance, Inc................  3,401,321    182,208,766       0.6%
    Walmart, Inc.................................  5,346,820    549,866,969       1.8%
    Other Securities.............................               661,490,871       2.2%
                                                             --------------      ----
TOTAL CONSUMER STAPLES...........................             1,573,108,905       5.2%
                                                             --------------      ----
ENERGY -- (14.1%)
    Chevron Corp.................................  8,332,828  1,000,439,330       3.3%
    ConocoPhillips...............................  5,133,675    324,037,566       1.1%
    Exxon Mobil Corp............................. 14,447,635  1,159,856,138       3.8%
    Kinder Morgan, Inc...........................  7,052,891    140,140,944       0.5%
    Marathon Petroleum Corp......................  3,692,836    224,782,927       0.7%
    Occidental Petroleum Corp....................  3,079,335    181,311,245       0.6%
    Valero Energy Corp...........................  2,510,791    227,628,312       0.7%
    Other Securities.............................             1,118,701,647       3.7%
                                                             --------------      ----
TOTAL ENERGY.....................................             4,376,898,109      14.4%
                                                             --------------      ----
FINANCIALS -- (21.9%)
    Bank of America Corp......................... 17,339,347    530,237,201       1.7%
    Bank of New York Mellon Corp. (The)..........  3,775,210    187,476,929       0.6%
*   Berkshire Hathaway, Inc., Class B............  2,954,909    640,358,329       2.1%
    Capital One Financial Corp...................  2,121,634    196,951,284       0.6%
    Citigroup, Inc...............................  7,147,502    505,328,391       1.7%
    Goldman Sachs Group, Inc. (The)..............  1,573,221    323,957,668       1.1%
    JPMorgan Chase & Co..........................  8,086,435    938,430,782       3.1%
    Morgan Stanley...............................  5,549,021    267,740,263       0.9%
    PNC Financial Services Group, Inc. (The).....  1,313,525    179,860,978       0.6%
    Travelers Cos., Inc. (The)...................  1,165,331    167,516,331       0.6%
    Wells Fargo & Co............................. 15,105,491    731,256,819       2.4%
    Other Securities.............................             2,115,464,492       7.0%
                                                             --------------      ----
TOTAL FINANCIALS.................................             6,784,579,467      22.4%
                                                             --------------      ----
HEALTH CARE -- (13.9%)
    Abbott Laboratories..........................  4,087,436    325,196,408       1.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                                                    PERCENTAGE
                                                                        SHARES        VALUE+      OF NET ASSETS++
                                                                      ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Anthem, Inc......................................................   1,376,563 $   362,077,366       1.2%
*   Cigna Corp.......................................................   1,485,867     236,015,114       0.8%
    CVS Health Corp..................................................   5,855,936     318,445,800       1.1%
    Danaher Corp.....................................................   1,886,239     249,813,493       0.8%
    Medtronic P.L.C..................................................   4,359,974     387,209,291       1.3%
    Pfizer, Inc......................................................  24,583,746     998,345,925       3.3%
    Thermo Fisher Scientific, Inc....................................   1,073,774     297,918,596       1.0%
    Other Securities.................................................               1,131,276,788       3.6%
                                                                                  ---------------      ----
TOTAL HEALTH CARE....................................................               4,306,298,781      14.2%
                                                                                  ---------------      ----
INDUSTRIALS -- (10.2%)
    Delta Air Lines, Inc.............................................   2,950,569     171,988,667       0.6%
    Eaton Corp. P.L.C................................................   1,816,899     150,475,575       0.5%
    FedEx Corp.......................................................   1,023,792     193,967,632       0.6%
    Norfolk Southern Corp............................................   1,385,379     282,645,024       0.9%
    Republic Services, Inc...........................................   1,904,674     157,745,101       0.5%
    Stanley Black & Decker, Inc......................................   1,036,769     151,990,335       0.5%
*   United Continental Holdings, Inc.................................   1,791,923     159,230,278       0.5%
    United Technologies Corp.........................................   2,077,962     296,338,161       1.0%
    Other Securities.................................................               1,601,793,037       5.3%
                                                                                  ---------------      ----
TOTAL INDUSTRIALS....................................................               3,166,173,810      10.4%
                                                                                  ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
    Broadcom, Inc....................................................     457,974     145,818,922       0.5%
    Cisco Systems, Inc...............................................   4,131,076     231,133,702       0.8%
    Fidelity National Information Services, Inc......................   1,231,562     142,774,983       0.5%
    HP, Inc..........................................................   9,619,949     191,917,982       0.6%
    Intel Corp.......................................................  22,465,295   1,146,628,657       3.8%
*   Micron Technology, Inc...........................................   5,266,057     221,490,357       0.7%
    Other Securities.................................................               1,112,561,335       3.6%
                                                                                  ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................               3,192,325,938      10.5%
                                                                                  ---------------      ----
MATERIALS -- (4.5%)
    Nucor Corp.......................................................   2,517,086     143,650,098       0.5%
    Other Securities.................................................               1,268,707,050       4.2%
                                                                                  ---------------      ----
TOTAL MATERIALS......................................................               1,412,357,148       4.7%
                                                                                  ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                  87,404,723       0.3%
                                                                                  ---------------      ----
UTILITIES -- (0.3%)
    Other Securities.................................................                  94,445,605       0.3%
                                                                                  ---------------      ----
TOTAL COMMON STOCKS..................................................              30,014,047,620      99.0%
                                                                                  ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money Market Fund,
      2.370%......................................................... 276,182,719     276,182,719       0.9%
                                                                                  ---------------      ----

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                    PERCENTAGE
                                         SHARES       VALUE+      OF NET ASSETS++
                                       ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment
        Fund.......................... 60,841,593 $   703,998,078        2.3%
                                                  ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $23,161,639,466)..............            $30,994,228,417      102.2%
                                                  ===============      =====

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $200,416,238 $213,029,125  $12,612,887
                                               ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
   Communication Services....... $ 2,815,935,084           --   --    $ 2,815,935,084
   Consumer Discretionary.......   2,204,520,050           --   --      2,204,520,050
   Consumer Staples.............   1,573,108,905           --   --      1,573,108,905
   Energy.......................   4,376,898,109           --   --      4,376,898,109
   Financials...................   6,784,579,467           --   --      6,784,579,467
   Health Care..................   4,306,298,781           --   --      4,306,298,781
   Industrials..................   3,166,173,810           --   --      3,166,173,810
   Information Technology.......   3,192,325,938           --   --      3,192,325,938
   Materials....................   1,412,357,148           --   --      1,412,357,148
   Real Estate..................      87,404,723           --   --         87,404,723
   Utilities....................      94,445,605           --   --         94,445,605
Temporary Cash Investments......     276,182,719           --   --        276,182,719
Securities Lending Collateral...              -- $703,998,078   --        703,998,078
Futures Contracts**.............      12,612,887           --   --         12,612,887
                                 --------------- ------------   --    ---------------
TOTAL........................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                 =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd... 10,445,267         $  200,388,023                1.6%
    National Australia Bank, Ltd.................  3,921,197             70,013,084                0.5%
    Other Securities.............................                       479,670,205                3.8%
                                                                     --------------               ----
TOTAL AUSTRALIA..................................                       750,071,312                5.9%
                                                                     --------------               ----
AUSTRIA -- (0.1%)
    Other Securities.............................                         9,197,125                0.1%
                                                                     --------------               ----
BELGIUM -- (0.9%)
    Other Securities.............................                       123,103,927                1.0%
                                                                     --------------               ----
CANADA -- (8.2%)
    Bank of Montreal.............................  1,395,536            110,205,478                0.9%
    Canadian Natural Resources, Ltd..............  2,862,125             85,806,507                0.7%
    Suncor Energy, Inc...........................  3,145,721            103,738,099                0.8%
    Other Securities.............................                       765,180,995                6.0%
                                                                     --------------               ----
TOTAL CANADA.....................................                     1,064,931,079                8.4%
                                                                     --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S......................    774,838             70,110,338                0.6%
    Other Securities.............................                       139,084,579                1.1%
                                                                     --------------               ----
TOTAL DENMARK....................................                       209,194,917                1.7%
                                                                     --------------               ----
FINLAND -- (0.7%)
    Other Securities.............................                        86,712,680                0.7%
                                                                     --------------               ----
FRANCE -- (9.7%)
#   AXA SA.......................................  2,698,893             71,970,160                0.6%
    BNP Paribas SA...............................  1,990,380            105,954,082                0.8%
    Cie de Saint-Gobain..........................  1,557,425             63,854,347                0.5%
#   Cie Generale des Etablissements Michelin SCA.    637,668             82,457,178                0.7%
    Orange SA....................................  5,978,647             93,437,594                0.7%
#   Peugeot SA...................................  3,133,702             82,162,147                0.7%
    Renault SA...................................  1,007,824             68,760,191                0.5%
#   Total SA.....................................  6,874,996            382,186,256                3.0%
    Other Securities.............................                       314,311,691                2.5%
                                                                     --------------               ----
TOTAL FRANCE.....................................                     1,265,093,646               10.0%
                                                                     --------------               ----
GERMANY -- (6.2%)
    Bayer AG.....................................  1,485,062             98,808,321                0.8%
    Bayerische Motoren Werke AG..................  1,225,665            104,559,550                0.8%
    Daimler AG...................................  3,530,733            231,743,105                1.8%
    Other Securities.............................                       375,034,573                3.0%
                                                                     --------------               ----
TOTAL GERMANY....................................                       810,145,549                6.4%
                                                                     --------------               ----
HONG KONG -- (3.3%)
    CK Hutchison Holdings, Ltd...................  7,657,984             80,515,350                0.6%
    Sun Hung Kai Properties, Ltd.................  4,291,920             74,071,412                0.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
    Other Securities........................                    $  272,660,389                2.2%
                                                                --------------               ----
TOTAL HONG KONG.............................                       427,247,151                3.4%
                                                                --------------               ----
IRELAND -- (0.3%)
    Other Securities........................                        40,685,748                0.3%
                                                                --------------               ----
ISRAEL -- (0.5%)
    Other Securities........................                        59,148,620                0.5%
                                                                --------------               ----
ITALY -- (1.9%)
    Other Securities........................                       245,896,950                2.0%
                                                                --------------               ----
JAPAN -- (20.7%)
    Hitachi, Ltd............................  2,597,600             86,391,566                0.7%
    Honda Motor Co., Ltd....................  4,590,300            128,082,826                1.0%
    Mitsubishi Corp.........................  2,386,000             65,728,752                0.5%
    Mitsubishi UFJ Financial Group, Inc..... 11,934,650             59,214,066                0.5%
    Sumitomo Mitsui Financial Group, Inc....  2,857,600            103,862,905                0.8%
    Toyota Motor Corp.......................  3,388,190            209,764,343                1.7%
    Other Securities........................                     2,056,034,565               16.2%
                                                                --------------               ----
TOTAL JAPAN.................................                     2,709,079,023               21.4%
                                                                --------------               ----
NETHERLANDS -- (3.6%)
#   ING Groep NV............................  6,111,967             77,988,856                0.6%
    Koninklijke Ahold Delhaize NV...........  5,195,538            125,220,704                1.0%
#   Koninklijke DSM NV......................    631,262             72,198,472                0.6%
    Other Securities........................                       195,176,011                1.5%
                                                                --------------               ----
TOTAL NETHERLANDS...........................                       470,584,043                3.7%
                                                                --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities........................                        23,328,938                0.2%
                                                                --------------               ----
NORWAY -- (0.8%)
    Other Securities........................                       108,663,429                0.9%
                                                                --------------               ----
PORTUGAL -- (0.0%)
    Other Security..........................                         5,381,120                0.1%
                                                                --------------               ----
SINGAPORE -- (1.1%)
    Other Securities........................                       144,328,182                1.1%
                                                                --------------               ----
SPAIN -- (2.5%)
    Banco Santander SA...................... 46,001,071            233,196,700                1.8%
    Repsol SA...............................  3,644,863             61,848,581                0.5%
    Other Securities........................                        33,425,248                0.3%
                                                                --------------               ----
TOTAL SPAIN.................................                       328,470,529                2.6%
                                                                --------------               ----
SWEDEN -- (2.4%)
    Other Securities........................                       308,630,980                2.4%
                                                                --------------               ----
SWITZERLAND -- (8.3%)
    Cie Financiere Richemont SA.............  1,165,784             85,221,543                0.7%
    Novartis AG.............................  2,588,680            212,116,609                1.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                             PERCENTAGE
                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      UBS Group AG............................   6,275,625         $    84,152,716                0.7%
      Zurich Insurance Group AG...............     445,436             141,990,622                1.1%
      Other Securities........................                         567,427,900                4.4%
                                                                   ---------------              -----
TOTAL SWITZERLAND.............................                       1,090,909,390                8.6%
                                                                   ---------------              -----
UNITED KINGDOM -- (14.9%)
      Anglo American P.L.C....................   5,039,458             130,772,421                1.0%
      Aviva P.L.C.............................  16,319,347              91,651,527                0.7%
      BP P.L.C., Sponsored ADR................   3,666,922             160,354,499                1.3%
      British American Tobacco P.L.C..........   2,179,454              85,323,269                0.7%
      Glencore P.L.C..........................  26,606,474             105,562,725                0.8%
      HSBC Holdings P.L.C.....................  13,949,143             121,538,391                1.0%
#     HSBC Holdings P.L.C., Sponsored ADR.....   2,687,511             117,094,854                0.9%
      Lloyds Banking Group P.L.C.............. 181,694,609             148,596,224                1.2%
      Royal Dutch Shell P.L.C., Sponsored
        ADR, Class A..........................   3,293,873             209,259,728                1.7%
#     Royal Dutch Shell P.L.C., Sponsored
        ADR, Class B..........................   3,161,550             205,152,979                1.6%
      Vodafone Group P.L.C....................  58,351,986             108,235,575                0.9%
      Vodafone Group P.L.C., Sponsored ADR....   4,011,201              74,287,448                0.6%
      Other Securities........................                         387,667,371                3.0%
                                                                   ---------------              -----
TOTAL UNITED KINGDOM..........................                       1,945,497,011               15.4%
                                                                   ---------------              -----
UNITED STATES -- (0.2%)
      Other Securities........................                          28,937,048                0.2%
                                                                   ---------------              -----
TOTAL COMMON STOCKS...........................                      12,255,238,397               97.0%
                                                                   ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG...........................     689,777             120,436,504                0.9%
      Other Securities........................                          33,407,159                0.3%
                                                                   ---------------              -----
TOTAL GERMANY.................................                         153,843,663                1.2%
                                                                   ---------------              -----
TOTAL INVESTMENT SECURITIES...................                      12,409,082,060
                                                                   ---------------

                                                                       VALUE+
                                                           -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  56,599,536             654,913,232                5.2%
                                                                   ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,499,891,299)......................                     $13,063,995,292              103.4%
                                                                   ===============              =====

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index...    724     06/21/19   100,416,643  106,735,700    6,319,057
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $104,435,141 $110,953,100   $6,517,959
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
   Australia....................             -- $   750,071,312   --    $   750,071,312
   Austria......................             --       9,197,125   --          9,197,125
   Belgium......................             --     123,103,927   --        123,103,927
   Canada....................... $1,064,931,079              --   --      1,064,931,079
   Denmark......................      2,381,847     206,813,070   --        209,194,917
   Finland......................             --      86,712,680   --         86,712,680
   France.......................             --   1,265,093,646   --      1,265,093,646
   Germany......................     13,904,173     796,241,376   --        810,145,549
   Hong Kong....................             --     427,247,151   --        427,247,151
   Ireland......................      6,686,558      33,999,190   --         40,685,748
   Israel.......................             --      59,148,620   --         59,148,620
   Italy........................     37,083,898     208,813,052   --        245,896,950
   Japan........................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands..................     30,812,663     439,771,380   --        470,584,043
   New Zealand..................             --      23,328,938   --         23,328,938
   Norway.......................        200,100     108,463,329   --        108,663,429
   Portugal.....................             --       5,381,120   --          5,381,120
   Singapore....................             --     144,328,182   --        144,328,182
   Spain........................        354,300     328,116,229   --        328,470,529
   Sweden.......................             --     308,630,980   --        308,630,980
   Switzerland..................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom...............    883,819,630   1,061,677,381   --      1,945,497,011
   United States................     28,937,048              --   --         28,937,048
Preferred Stocks
   Germany......................             --     153,843,663   --        153,843,663
Securities Lending Collateral...             --     654,913,232   --        654,913,232
Futures Contracts**.............      6,517,959              --   --          6,517,959
                                 -------------- ---------------   --    ---------------
TOTAL........................... $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                 ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                              PERCENTAGE
                                                   SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  --------- ------------------------------- ---------------
COMMON STOCKS -- (96.7%)
COMMUNICATION SERVICES -- (2.8%)
    Other Securities.............................                    $ 98,840,560                 2.8%
                                                                     ------------                ----
CONSUMER DISCRETIONARY -- (17.8%)
    Autobacs Seven Co., Ltd......................   553,000             9,644,305                 0.3%
    DCM Holdings Co., Ltd........................   813,400             8,062,569                 0.2%
    Other Securities.............................                     622,585,449                17.7%
                                                                     ------------                ----
TOTAL CONSUMER DISCRETIONARY.....................                     640,292,323                18.2%
                                                                     ------------                ----
CONSUMER STAPLES -- (6.9%)
    Milbon Co., Ltd..............................   168,752             8,639,664                 0.3%
    Morinaga Milk Industry Co., Ltd..............   294,800             9,760,883                 0.3%
    Other Securities.............................                     229,679,406                 6.5%
                                                                     ------------                ----
TOTAL CONSUMER STAPLES...........................                     248,079,953                 7.1%
                                                                     ------------                ----
ENERGY -- (1.1%)
#   Iwatani Corp.................................   293,300             9,192,515                 0.3%
    Other Securities.............................                      30,260,652                 0.8%
                                                                     ------------                ----
TOTAL ENERGY.....................................                      39,453,167                 1.1%
                                                                     ------------                ----
FINANCIALS -- (8.1%)
    Daishi Hokuetsu Financial Group, Inc.........   293,700             8,644,070                 0.3%
    Hokuhoku Financial Group, Inc................   921,300            10,161,429                 0.3%
    Jafco Co., Ltd...............................   232,900             8,816,619                 0.3%
#   Shiga Bank, Ltd. (The).......................   338,200             8,093,591                 0.2%
    Other Securities.............................                     254,992,174                 7.2%
                                                                     ------------                ----
TOTAL FINANCIALS.................................                     290,707,883                 8.3%
                                                                     ------------                ----
HEALTH CARE -- (4.9%)
    Mani, Inc....................................   170,700             9,863,654                 0.3%
    Miraca Holdings, Inc.........................   472,500            12,110,780                 0.4%
    Other Securities.............................                     154,309,814                 4.3%
                                                                     ------------                ----
TOTAL HEALTH CARE................................                     176,284,248                 5.0%
                                                                     ------------                ----
INDUSTRIALS -- (29.1%)
    Daiseki Co., Ltd.............................   302,863             8,320,277                 0.2%
    Duskin Co., Ltd..............................   346,300             8,546,394                 0.3%
    Fujikura, Ltd................................ 1,953,600             8,060,828                 0.2%
    Funai Soken Holdings, Inc....................   308,470             8,002,785                 0.2%
    Hanwa Co., Ltd...............................   285,000             8,214,671                 0.2%
    Hazama Ando Corp............................. 1,528,900            10,281,112                 0.3%
    Inaba Denki Sangyo Co., Ltd..................   201,800             8,220,969                 0.2%
#*  Kawasaki Kisen Kaisha, Ltd...................   684,200             9,946,187                 0.3%
    Kumagai Gumi Co., Ltd........................   299,100             8,776,101                 0.3%
    Meitec Corp..................................   216,400            10,071,077                 0.3%
#   Nichias Corp.................................   480,100             9,281,448                 0.3%
    Nikkon Holdings Co., Ltd.....................   385,300             9,092,278                 0.3%
    Nishimatsu Construction Co., Ltd.............   389,300             8,444,730                 0.2%
    Nisshinbo Holdings, Inc......................   972,780             8,684,328                 0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
      Nomura Co., Ltd.........................    318,800         $    8,917,729                 0.3%
      Okumura Corp............................    247,480              8,006,256                 0.2%
      Shinmaywa Industries, Ltd...............    707,200              8,732,442                 0.3%
      SMS Co., Ltd............................    551,200             10,697,555                 0.3%
      Sumitomo Mitsui Construction Co., Ltd...  1,393,140              9,092,070                 0.3%
      Tadano, Ltd.............................    825,100              8,729,780                 0.3%
      Tsubakimoto Chain Co....................    208,840              7,784,444                 0.2%
      Ushio, Inc..............................    799,700              9,721,789                 0.3%
      Other Securities........................                       850,533,165                23.9%
                                                                  --------------               -----
TOTAL INDUSTRIALS.............................                     1,046,158,415                29.7%
                                                                  --------------               -----
INFORMATION TECHNOLOGY -- (13.4%)
      Amano Corp..............................    379,800              9,925,195                 0.3%
#     Infomart Corp...........................    769,400             11,194,230                 0.3%
      Iriso Electronics Co., Ltd..............    154,500              8,040,836                 0.2%
      Justsystems Corp........................    270,000              7,748,460                 0.2%
      Lasertec Corp...........................    210,200              9,551,290                 0.3%
      Oki Electric Industry Co., Ltd..........    694,400              8,139,537                 0.2%
      Tokyo Seimitsu Co., Ltd.................    315,100              9,152,729                 0.3%
      Topcon Corp.............................    862,100             10,476,108                 0.3%
      Ulvac, Inc..............................    361,900             12,191,101                 0.4%
      Other Securities........................                       396,447,221                11.2%
                                                                  --------------               -----
TOTAL INFORMATION TECHNOLOGY..................                       482,866,707                13.7%
                                                                  --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp..............................    665,700             10,001,126                 0.3%
      Kureha Corp.............................    141,650              8,479,560                 0.2%
#     Mitsui Mining & Smelting Co., Ltd.......    484,900             12,611,807                 0.4%
      Nippon Light Metal Holdings Co., Ltd....  4,755,800             10,512,940                 0.3%
      Sumitomo Osaka Cement Co., Ltd..........    234,999              9,576,189                 0.3%
      Toagosei Co., Ltd.......................    871,100              9,509,470                 0.3%
      Tokyo Ohka Kogyo Co., Ltd...............    242,500              7,765,614                 0.2%
      Toyobo Co., Ltd.........................    715,200              9,332,148                 0.3%
      Other Securities........................                       277,836,700                 7.8%
                                                                  --------------               -----
TOTAL MATERIALS...............................                       355,625,554                10.1%
                                                                  --------------               -----
REAL ESTATE -- (1.6%)
      Other Securities........................                        55,706,129                 1.6%
                                                                  --------------               -----
UTILITIES -- (1.1%)
      Other Securities........................                        39,956,887                 1.1%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     3,473,971,826                98.7%
                                                                  --------------               -----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.3%)
@(S)  The DFA Short Term Investment Fund...... 10,295,555            119,129,871                 3.4%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,311,087,347).......................                    $3,593,101,697               102.1%
                                                                  ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
   Communication Services.......         -- $   98,840,560   --    $   98,840,560
   Consumer Discretionary....... $2,622,874    637,669,449   --       640,292,323
   Consumer Staples.............         --    248,079,953   --       248,079,953
   Energy.......................         --     39,453,167   --        39,453,167
   Financials...................         --    290,707,883   --       290,707,883
   Health Care..................         --    176,284,248   --       176,284,248
   Industrials..................         --  1,046,158,415   --     1,046,158,415
   Information Technology.......         --    482,866,707   --       482,866,707
   Materials....................         --    355,625,554   --       355,625,554
   Real Estate..................         --     55,706,129   --        55,706,129
   Utilities....................         --     39,956,887   --        39,956,887
Securities Lending Collateral...         --    119,129,871   --       119,129,871
                                 ---------- --------------   --    --------------
TOTAL........................... $2,622,874 $3,590,478,823   --    $3,593,101,697
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.0%)
AUSTRALIA -- (51.3%)
    ALS, Ltd................................  2,248,565          $ 12,604,830                 0.7%
    Altium, Ltd.............................    688,857            16,462,526                 1.0%
    Ansell, Ltd.............................    874,039            16,640,182                 1.0%
    Appen, Ltd..............................    685,679            12,282,560                 0.7%
    Beach Energy, Ltd.......................  6,100,551             9,148,070                 0.5%
    Breville Group, Ltd.....................    830,596            11,257,259                 0.7%
    carsales.com, Ltd.......................  1,702,940            16,178,085                 1.0%
    Cleanaway Waste Management, Ltd......... 10,528,922            16,719,843                 1.0%
#   Corporate Travel Management, Ltd........    545,523            10,264,542                 0.6%
#   Credit Corp. Group, Ltd.................    560,652             9,432,978                 0.6%
    CSR, Ltd................................  3,957,955             9,942,775                 0.6%
    Downer EDI, Ltd.........................  2,028,028            11,072,805                 0.7%
    DuluxGroup, Ltd.........................  2,924,888            20,107,769                 1.2%
    GrainCorp, Ltd., Class A................  1,833,496            11,627,510                 0.7%
#   Healthscope, Ltd........................  5,420,705             9,365,533                 0.6%
#   Independence Group NL...................  3,525,457            11,114,293                 0.7%
#   InvoCare, Ltd...........................    975,382            10,524,258                 0.6%
#   IOOF Holdings, Ltd......................  2,254,189            10,318,717                 0.6%
    IRESS, Ltd..............................  1,095,248            11,070,199                 0.7%
#   JB Hi-Fi, Ltd...........................    862,756            15,680,993                 0.9%
#   Metcash, Ltd............................  7,684,060            15,548,215                 0.9%
    Mineral Resources, Ltd..................  1,194,671            13,141,851                 0.8%
    Monadelphous Group, Ltd.................    726,646             9,704,084                 0.6%
    nib holdings, Ltd.......................  3,369,261            13,658,663                 0.8%
#   Nine Entertainment Co. Holdings, Ltd.... 11,745,187            14,477,785                 0.9%
    Orora, Ltd..............................  6,055,609            12,939,752                 0.8%
    OZ Minerals, Ltd........................  2,477,965            17,448,010                 1.0%
    Pendal Group, Ltd.......................  1,960,399            12,626,707                 0.7%
#   Perpetual, Ltd..........................    353,370            10,201,748                 0.6%
    Premier Investments, Ltd................    829,371             9,985,023                 0.6%
    Regis Resources, Ltd....................  3,349,243            11,331,219                 0.7%
*   Saracen Mineral Holdings, Ltd...........  6,775,200            13,364,005                 0.8%
#   Sims Metal Management, Ltd..............  1,382,214            10,067,792                 0.6%
#   Spark Infrastructure Group..............  9,801,431            15,635,284                 0.9%
    Steadfast Group, Ltd....................  5,773,132            13,879,219                 0.8%
    Technology One, Ltd.....................  1,774,751            11,006,789                 0.7%
*   Vocus Group, Ltd........................  3,878,951            10,685,734                 0.6%
    Webjet, Ltd.............................    897,139            10,661,960                 0.6%
    Other Securities........................                      437,954,054                25.1%
                                                                 ------------                ----
TOTAL AUSTRALIA.............................                      916,133,621                53.6%
                                                                 ------------                ----
CANADA -- (0.0%)
    Other Security..........................                          390,998                 0.0%
                                                                 ------------                ----
CHINA -- (0.2%)
    Other Securities........................                        3,634,425                 0.2%
                                                                 ------------                ----
HONG KONG -- (27.3%)
    HKBN, Ltd...............................  6,569,500            11,764,776                 0.7%
    Hopewell Holdings, Ltd..................  3,604,500            17,827,682                 1.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
      IGG, Inc................................ 12,149,000         $   15,403,135                 0.9%
#     Luk Fook Holdings International, Ltd....  3,863,000             13,841,104                 0.8%
      Vitasoy International Holdings, Ltd.....  2,209,000             11,122,740                 0.7%
      VTech Holdings, Ltd.....................  1,289,400             11,780,847                 0.7%
      Other Securities........................                       405,071,821                23.6%
                                                                  --------------               -----
TOTAL HONG KONG...............................                       486,812,105                28.5%
                                                                  --------------               -----
NEW ZEALAND -- (6.4%)
      Chorus, Ltd.............................  2,976,900             11,914,380                 0.7%
      Infratil, Ltd...........................  4,020,366             11,652,402                 0.7%
      Mainfreight, Ltd........................    459,650             10,749,200                 0.6%
      SKYCITY Entertainment Group, Ltd........  4,719,639             12,861,540                 0.8%
      Trade Me Group, Ltd.....................  2,239,106              9,621,049                 0.6%
      Other Securities........................                        56,862,428                 3.3%
                                                                  --------------               -----
TOTAL NEW ZEALAND.............................                       113,660,999                 6.7%
                                                                  --------------               -----
SINGAPORE -- (9.8%)
      Other Securities........................                       174,015,566                10.2%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     1,694,647,714                99.2%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                             1,560                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     1,694,649,274
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund......  7,783,244             90,059,920                 5.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,759,922,077).....................                      $1,784,709,194               104.5%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------
                          LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                          -------- -------------- -------- --------------
Common Stocks
   Australia.............       -- $  916,133,621       -- $  916,133,621
   Canada................ $390,998             --       --        390,998
   China.................       --      3,634,425       --      3,634,425
   Hong Kong.............  321,561    486,490,544       --    486,812,105
   New Zealand...........       --    113,660,999       --    113,660,999
   Singapore.............   14,042    174,001,524       --    174,015,566
Rights/Warrants
   Hong Kong.............       --          1,560       --          1,560
Securities Lending
  Collateral.............       --     90,059,920       --     90,059,920
                          -------- -------------- -------- --------------
TOTAL.................... $726,601 $1,783,982,593       -- $1,784,709,194
                          ======== ============== ======== ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
COMMON STOCKS -- (99.2%)
COMMUNICATION SERVICES -- (6.4%)
    Auto Trader Group P.L.C.................  4,801,178          $ 35,492,046                 1.5%
    Cineworld Group P.L.C...................  5,201,644            21,585,272                 0.9%
    Entertainment One, Ltd..................  2,492,334            15,523,642                 0.6%
    Inmarsat P.L.C..........................  2,400,987            17,116,231                 0.7%
    Other Securities........................                       61,292,985                 2.6%
                                                                 ------------                ----
TOTAL COMMUNICATION SERVICES................                      151,010,176                 6.3%
                                                                 ------------                ----
CONSUMER DISCRETIONARY -- (21.4%)
    B&M European Value Retail SA............  5,334,358            27,500,076                 1.1%
    Bellway P.L.C...........................    860,052            34,924,504                 1.5%
    Bovis Homes Group P.L.C.................  1,262,993            18,311,818                 0.8%
    Greene King P.L.C.......................  2,728,082            22,847,410                 1.0%
    Greggs P.L.C............................    734,900            17,259,023                 0.7%
    Inchcape P.L.C..........................  2,863,449            22,988,943                 1.0%
    JD Sports Fashion P.L.C.................  2,029,276            16,681,031                 0.7%
    Merlin Entertainments P.L.C.............  4,473,988            21,395,018                 0.9%
    Moneysupermarket.com Group P.L.C........  3,912,801            18,585,395                 0.8%
    SSP Group P.L.C.........................  2,923,877            26,576,348                 1.1%
    WH Smith P.L.C..........................    718,011            19,209,836                 0.8%
    Other Securities........................                      263,701,377                10.9%
                                                                 ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      509,980,779                21.3%
                                                                 ------------                ----
CONSUMER STAPLES -- (5.2%)
    Britvic P.L.C...........................  1,760,993            21,022,606                 0.9%
    Fevertree Drinks P.L.C..................    414,912            17,059,779                 0.7%
    Tate & Lyle P.L.C.......................  3,470,820            34,787,259                 1.5%
    Other Securities........................                       50,847,976                 2.1%
                                                                 ------------                ----
TOTAL CONSUMER STAPLES......................                      123,717,620                 5.2%
                                                                 ------------                ----
ENERGY -- (4.3%)
    John Wood Group P.L.C...................  3,091,313            18,952,064                 0.8%
    Tullow Oil P.L.C........................  9,672,607            28,361,260                 1.2%
    Other Securities........................                       55,901,004                 2.3%
                                                                 ------------                ----
TOTAL ENERGY................................                      103,214,328                 4.3%
                                                                 ------------                ----
FINANCIALS -- (13.8%)
    Beazley P.L.C...........................  3,039,405            22,902,309                 1.0%
    Close Brothers Group P.L.C..............  1,032,305            20,929,857                 0.9%
    CYBG P.L.C..............................  6,092,424            16,165,895                 0.7%
    Hiscox, Ltd.............................    880,627            19,261,692                 0.8%
    IG Group Holdings P.L.C.................  2,463,141            16,385,306                 0.7%
    Intermediate Capital Group P.L.C........  1,891,309            29,227,307                 1.2%
    Man Group P.L.C......................... 10,998,653            22,537,062                 0.9%
    Phoenix Group Holdings P.L.C............  2,445,112            23,112,287                 1.0%
    Other Securities........................                      157,460,544                 6.5%
                                                                 ------------                ----
TOTAL FINANCIALS............................                      327,982,259                13.7%
                                                                 ------------                ----

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
HEALTH CARE -- (3.3%)
*     BTG P.L.C...............................  2,027,017         $   22,098,966                0.9%
      Other Securities........................                        55,787,254                2.4%
                                                                  --------------               ----
TOTAL HEALTH CARE.............................                        77,886,220                3.3%
                                                                  --------------               ----
INDUSTRIALS -- (27.3%)
      Aggreko P.L.C...........................  1,607,013             17,915,344                0.8%
      Babcock International Group P.L.C.......  2,995,017             20,559,743                0.9%
      BBA Aviation P.L.C......................  7,186,917             25,539,590                1.1%
*     Cobham P.L.C............................ 16,450,293             24,803,343                1.0%
      Diploma P.L.C...........................    752,989             15,746,971                0.7%
      G4S P.L.C...............................  8,580,996             24,252,553                1.0%
      Grafton Group P.L.C.....................  1,602,051             18,464,389                0.8%
      Hays P.L.C..............................  9,878,691             19,584,251                0.8%
      HomeServe P.L.C.........................  1,967,670             27,888,245                1.2%
      Howden Joinery Group P.L.C..............  4,476,142             29,725,561                1.2%
      IMI P.L.C...............................  1,817,981             24,967,382                1.0%
      IWG P.L.C...............................  4,123,173             18,309,774                0.8%
      Meggitt P.L.C...........................  3,974,849             28,284,320                1.2%
      Pagegroup P.L.C.........................  2,344,376             16,481,507                0.7%
      Rotork P.L.C............................  5,721,728             23,337,341                1.0%
      Travis Perkins P.L.C....................  1,643,485             29,988,227                1.3%
      Other Securities........................                       284,649,551               11.7%
                                                                  --------------               ----
TOTAL INDUSTRIALS.............................                       650,498,092               27.2%
                                                                  --------------               ----
INFORMATION TECHNOLOGY -- (5.9%)
      Electrocomponents P.L.C.................  3,231,445             27,248,613                1.1%
      Spectris P.L.C..........................    786,835             28,271,770                1.2%
      Other Securities........................                        84,851,953                3.6%
                                                                  --------------               ----
TOTAL INFORMATION TECHNOLOGY..................                       140,372,336                5.9%
                                                                  --------------               ----
MATERIALS -- (6.5%)
      RPC Group P.L.C.........................  2,589,442             26,689,032                1.1%
      Victrex P.L.C...........................    625,988             19,912,150                0.8%
      Other Securities........................                       107,836,588                4.6%
                                                                  --------------               ----
TOTAL MATERIALS...............................                       154,437,770                6.5%
                                                                  --------------               ----
REAL ESTATE -- (3.0%)
      Other Securities........................                        72,102,705                3.0%
                                                                  --------------               ----
UTILITIES -- (2.1%)
      Pennon Group P.L.C......................  2,915,542             28,482,980                1.2%
      Other Securities........................                        20,185,856                0.8%
                                                                  --------------               ----
TOTAL UTILITIES...............................                        48,668,836                2.0%
                                                                  --------------               ----
TOTAL COMMON STOCKS...........................                     2,359,871,121               98.7%
                                                                  --------------               ----

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (0.8%)
@(S)  The DFA Short Term Investment Fund......  1,636,823             18,939,683                0.8%
                                                                  --------------               ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,218,764,430).......................                    $2,378,810,804               99.5%
                                                                  ==============               ====

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
Common Stocks
   Communication Services.......   --    $  151,010,176   --    $  151,010,176
   Consumer Discretionary.......   --       509,980,779   --       509,980,779
   Consumer Staples.............   --       123,717,620   --       123,717,620
   Energy.......................   --       103,214,328   --       103,214,328
   Financials...................   --       327,982,259   --       327,982,259
   Health Care..................   --        77,886,220   --        77,886,220
   Industrials..................   --       650,498,092   --       650,498,092
   Information Technology.......   --       140,372,336   --       140,372,336
   Materials....................   --       154,437,770   --       154,437,770
   Real Estate..................   --        72,102,705   --        72,102,705
   Utilities....................   --        48,668,836   --        48,668,836
Securities Lending Collateral...   --        18,939,683   --        18,939,683
                                   --    --------------   --    --------------
TOTAL...........................   --    $2,378,810,804   --    $2,378,810,804
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (91.3%)
AUSTRIA -- (3.0%)
#   ANDRITZ AG..............................   510,397          $ 24,374,529                 0.4%
    Other Securities........................                     159,548,557                 2.9%
                                                                ------------                ----
TOTAL AUSTRIA...............................                     183,923,086                 3.3%
                                                                ------------                ----
BELGIUM -- (4.1%)
    Ackermans & van Haaren NV...............   174,099            28,051,355                 0.5%
*   Argenx SE...............................   195,734            25,084,753                 0.5%
*   Galapagos NV............................   220,186            25,291,182                 0.5%
    Other Securities........................                     170,988,413                 3.0%
                                                                ------------                ----
TOTAL BELGIUM...............................                     249,415,703                 4.5%
                                                                ------------                ----
DENMARK -- (5.1%)
#   Ambu A.S., Class B......................   755,139            21,726,594                 0.4%
    GN Store Nord A.S.......................   418,163            21,433,061                 0.4%
    Royal Unibrew A.S.......................   364,385            26,147,290                 0.5%
    SimCorp A.S.............................   277,672            27,259,105                 0.5%
    Topdanmark A.S..........................   475,380            25,649,109                 0.5%
    Other Securities........................                     187,874,547                 3.2%
                                                                ------------                ----
TOTAL DENMARK...............................                     310,089,706                 5.5%
                                                                ------------                ----
FINLAND -- (5.5%)
#   Huhtamaki Oyj...........................   732,278            28,003,154                 0.5%
    Kesko Oyj, Class B......................   447,808            23,285,971                 0.4%
#   Metso Oyj...............................   700,671            26,217,174                 0.5%
    Nokian Renkaat Oyj......................   833,611            27,942,455                 0.5%
#   Orion Oyj, Class B......................   680,891            22,703,962                 0.4%
#   Valmet Oyj..............................   919,512            25,329,801                 0.5%
    Other Securities........................                     179,505,495                 3.2%
                                                                ------------                ----
TOTAL FINLAND...............................                     332,988,012                 6.0%
                                                                ------------                ----
FRANCE -- (11.2%)
#   Edenred.................................   693,381            32,691,352                 0.6%
    Euronext NV.............................   368,245            25,586,440                 0.5%
    Eutelsat Communications SA.............. 1,246,264            22,523,516                 0.4%
    Ingenico Group SA.......................   419,926            35,441,818                 0.6%
    Rexel SA................................ 2,315,771            31,132,984                 0.6%
    Rubis SCA...............................   544,052            29,841,360                 0.5%
    Other Securities........................                     504,337,959                 9.0%
                                                                ------------                ----
TOTAL FRANCE................................                     681,555,429                12.2%
                                                                ------------                ----
GERMANY -- (16.3%)
    Bechtle AG..............................   225,300            23,193,822                 0.4%
    CTS Eventim AG & Co. KGaA...............   442,453            22,724,048                 0.4%
*   Dialog Semiconductor P.L.C..............   621,432            24,176,299                 0.4%
    Freenet AG..............................   981,903            23,070,010                 0.4%
    Hugo Boss AG............................   488,688            34,146,665                 0.6%
    K+S AG.................................. 1,567,865            31,925,446                 0.6%
    Lanxess AG..............................   561,292            32,503,778                 0.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Nemetschek SE...........................    147,899          $ 27,361,339                 0.5%
    Rheinmetall AG..........................    339,164            39,081,174                 0.7%
    TAG Immobilien AG.......................  1,024,715            23,076,543                 0.4%
    TLG Immobilien AG.......................    722,981            21,299,555                 0.4%
    Other Securities........................                      687,156,773                12.3%
                                                                 ------------                ----
TOTAL GERMANY...............................                      989,715,452                17.7%
                                                                 ------------                ----
IRELAND -- (0.5%)
    Other Securities........................                       30,916,472                 0.5%
                                                                 ------------                ----
ISRAEL -- (2.8%)
    Other Securities........................                      169,958,935                 3.0%
                                                                 ------------                ----
ITALY -- (9.6%)
#*  Banco BPM SpA........................... 12,445,367            29,626,415                 0.5%
    Hera SpA................................  6,378,888            22,707,242                 0.4%
    Italgas SpA.............................  3,818,401            23,851,645                 0.4%
*   Saipem SpA..............................  5,016,428            25,445,731                 0.5%
#   Unione di Banche Italiane SpA...........  7,724,232            24,114,133                 0.4%
    Other Securities........................                      455,079,581                 8.2%
                                                                 ------------                ----
TOTAL ITALY.................................                      580,824,747                10.4%
                                                                 ------------                ----
NETHERLANDS -- (6.0%)
#   Aalberts NV.............................    686,058            26,992,853                 0.5%
    ASM International NV....................    328,973            22,429,178                 0.4%
    IMCD NV.................................    340,422            27,524,564                 0.5%
    SBM Offshore NV.........................  1,376,758            25,547,688                 0.5%
    Signify NV..............................    712,323            21,376,410                 0.4%
    Other Securities........................                      240,432,817                 4.2%
                                                                 ------------                ----
TOTAL NETHERLANDS...........................                      364,303,510                 6.5%
                                                                 ------------                ----
NORWAY -- (2.5%)
    Other Securities........................                      149,122,220                 2.7%
                                                                 ------------                ----
PORTUGAL -- (1.2%)
    Other Securities........................                       71,422,098                 1.3%
                                                                 ------------                ----
SPAIN -- (5.4%)
    Acciona SA..............................    206,462            23,945,626                 0.4%
    Cellnex Telecom SA......................    981,389            30,230,783                 0.5%
    Other Securities........................                      277,146,918                 5.0%
                                                                 ------------                ----
TOTAL SPAIN.................................                      331,323,327                 5.9%
                                                                 ------------                ----
SWEDEN -- (7.2%)
    Other Securities........................                      439,276,449                 7.9%
                                                                 ------------                ----
SWITZERLAND -- (10.9%)
    Georg Fischer AG........................     28,475            27,693,978                 0.5%
    Helvetia Holding AG.....................     44,844            28,497,194                 0.5%
    OC Oerlikon Corp. AG....................  1,622,924            21,210,174                 0.4%
    PSP Swiss Property AG...................    325,433            33,206,495                 0.6%
    VAT Group AG............................    198,115            24,623,674                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities........................                    $  527,435,737                 9.5%
                                                                  --------------               -----
TOTAL SWITZERLAND.............................                       662,667,252                11.9%
                                                                  --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..........................                         2,960,228                 0.0%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,550,462,626                99.3%
                                                                  --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                        30,038,063                 0.5%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            44,060                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     5,580,544,749
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (8.2%)
@(S)  The DFA Short Term Investment Fund...... 43,031,340            497,915,630                 8.9%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,402,747,530).....................                      $6,078,460,379               108.7%
                                                                  ==============               =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------
                                               LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                              ---------- ------------ ------- ------------
Common Stocks
   Austria...................................         -- $183,923,086   --    $183,923,086
   Belgium................................... $9,504,131  239,911,572   --     249,415,703
   Denmark...................................         --  310,089,706   --     310,089,706
   Finland...................................  5,397,935  327,590,077   --     332,988,012
   France....................................         --  681,555,429   --     681,555,429
   Germany...................................         --  989,715,452   --     989,715,452
   Ireland...................................         --   30,916,472   --      30,916,472
   Israel....................................  1,019,715  168,939,220   --     169,958,935
   Italy.....................................         --  580,824,747   --     580,824,747
   Netherlands...............................    309,073  363,994,437   --     364,303,510
   Norway....................................         --  149,122,220   --     149,122,220
   Portugal..................................         --   71,422,098   --      71,422,098
   Spain.....................................         --  331,323,327   --     331,323,327
   Sweden....................................         --  439,276,449   --     439,276,449
   Switzerland...............................         --  662,667,252   --     662,667,252
   United Kingdom............................         --    2,960,228   --       2,960,228

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Preferred Stocks
   Germany......................          -- $   30,038,063   --    $   30,038,063
Rights/Warrants
   Sweden.......................          --          9,338   --             9,338
   Switzerland..................          --         34,722   --            34,722
Securities Lending Collateral...          --    497,915,630   --       497,915,630
                                 ----------- --------------   --    --------------
TOTAL........................... $16,230,854 $6,062,229,525   --    $6,078,460,379
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
COMMON STOCKS -- (88.2%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc...........................   401,438          $  7,676,974                 0.7%
    Other Securities........................                      18,660,557                 1.7%
                                                                ------------                ----
TOTAL COMMUNICATION SERVICES................                      26,337,531                 2.4%
                                                                ------------                ----
CONSUMER DISCRETIONARY -- (5.5%)
*   Great Canadian Gaming Corp..............   418,284            16,076,318                 1.4%
#   Linamar Corp............................   322,683            12,240,614                 1.1%
    Other Securities........................                      41,538,482                 3.8%
                                                                ------------                ----
TOTAL CONSUMER DISCRETIONARY................                      69,855,414                 6.3%
                                                                ------------                ----
CONSUMER STAPLES -- (4.5%)
    Cott Corp...............................   909,370            14,091,603                 1.2%
    Maple Leaf Foods, Inc...................   368,672             8,602,438                 0.8%
    North West Co., Inc. (The)..............   349,536             7,383,645                 0.7%
    Premium Brands Holdings Corp............   182,119            10,947,259                 1.0%
    Other Securities........................                      15,337,402                 1.3%
                                                                ------------                ----
TOTAL CONSUMER STAPLES......................                      56,362,347                 5.0%
                                                                ------------                ----
ENERGY -- (17.1%)
    Enerflex, Ltd...........................   661,336             9,147,239                 0.8%
#   Enerplus Corp........................... 1,620,918            14,833,511                 1.3%
    Gibson Energy, Inc......................   851,118            14,033,886                 1.3%
*   Parex Resources, Inc.................... 1,044,698            17,795,035                 1.6%
    Pason Systems, Inc......................   481,001             7,162,775                 0.6%
    ShawCor, Ltd............................   495,943             7,359,369                 0.7%
    Whitecap Resources, Inc................. 2,833,976            11,401,904                 1.0%
    Other Securities........................                     135,089,580                12.1%
                                                                ------------                ----
TOTAL ENERGY................................                     216,823,299                19.4%
                                                                ------------                ----
FINANCIALS -- (8.9%)
#   Canadian Western Bank...................   643,831            14,436,578                 1.3%
#   ECN Capital Corp........................ 2,446,608             7,834,551                 0.7%
    Element Fleet Management Corp........... 2,883,697            17,887,230                 1.6%
#   Genworth MI Canada, Inc.................   297,480             9,243,929                 0.8%
#*  Home Capital Group, Inc.................   541,770             7,659,270                 0.7%
#   Laurentian Bank of Canada...............   326,390            10,339,622                 0.9%
    Other Securities........................                      44,715,427                 4.0%
                                                                ------------                ----
TOTAL FINANCIALS............................                     112,116,607                10.0%
                                                                ------------                ----
HEALTH CARE -- (1.6%)
    Other Securities........................                      20,390,388                 1.8%
                                                                ------------                ----
INDUSTRIALS -- (9.8%)
    Aecon Group, Inc........................   501,802             7,172,881                 0.6%
*   ATS Automation Tooling Systems, Inc.....   552,999             8,854,093                 0.8%
#   NFI Group, Inc..........................   330,420             8,356,072                 0.8%
    Stantec, Inc............................   601,433            15,061,638                 1.3%
    TFI International, Inc..................   556,989            18,293,286                 1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                                         PERCENTAGE
                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    Other Securities........................                   $   66,346,829                6.0%
                                                               --------------               ----
TOTAL INDUSTRIALS...........................                      124,084,799               11.1%
                                                               --------------               ----
INFORMATION TECHNOLOGY -- (3.5%)
*   Descartes Systems Group, Inc. (The).....   356,870             14,251,359                1.3%
*   Kinaxis, Inc............................   139,674              7,632,704                0.7%
    Other Securities........................                       21,999,095                1.9%
                                                               --------------               ----
TOTAL INFORMATION TECHNOLOGY................                       43,883,158                3.9%
                                                               --------------               ----
MATERIALS -- (24.6%)
    Alamos Gold, Inc., Class A.............. 2,957,288             13,730,185                1.2%
*   B2Gold Corp............................. 6,133,819             16,665,747                1.5%
*   Centerra Gold, Inc...................... 1,682,253              8,563,833                0.8%
*   Detour Gold Corp........................ 1,259,316             11,185,982                1.0%
    Hudbay Minerals, Inc.................... 1,922,188             12,798,326                1.2%
*   IAMGOLD Corp............................ 3,323,246              9,996,776                0.9%
#*  Ivanhoe Mines, Ltd., Class A............ 3,744,528              9,111,862                0.8%
    Labrador Iron Ore Royalty Corp..........   384,556              8,898,437                0.8%
#   OceanaGold Corp......................... 4,416,629             12,395,704                1.1%
    Osisko Gold Royalties, Ltd..............   956,253             10,806,657                1.0%
    Pan American Silver Corp................ 1,525,893             19,431,017                1.7%
*   SSR Mining, Inc.........................   826,105              9,508,501                0.9%
#   Stella-Jones, Inc.......................   307,602             10,504,435                0.9%
    Yamana Gold, Inc........................ 6,834,589             14,998,650                1.3%
    Other Securities........................                      142,426,129               12.7%
                                                               --------------               ----
TOTAL MATERIALS.............................                      311,022,241               27.8%
                                                               --------------               ----
REAL ESTATE -- (4.1%)
    Colliers International Group, Inc.......   224,919             14,451,763                1.3%
    FirstService Corp.......................   170,482             14,835,255                1.3%
#   Tricon Capital Group, Inc............... 1,029,132              8,181,127                0.7%
    Other Securities........................                       14,909,059                1.4%
                                                               --------------               ----
TOTAL REAL ESTATE...........................                       52,377,204                4.7%
                                                               --------------               ----
UTILITIES -- (6.5%)
    Capital Power Corp......................   724,420             16,330,137                1.5%
    Innergex Renewable Energy, Inc..........   740,781              7,829,706                0.7%
#   Northland Power, Inc....................   513,208              9,124,889                0.8%
    Superior Plus Corp...................... 1,170,310             10,203,195                0.9%
    TransAlta Corp.......................... 2,047,057             13,813,089                1.2%
#   TransAlta Renewables, Inc...............   906,016              9,380,042                0.9%
    Other Securities........................                       15,618,049                1.4%
                                                               --------------               ----
TOTAL UTILITIES.............................                       82,299,107                7.4%
                                                               --------------               ----
TOTAL COMMON STOCKS.........................                    1,115,552,095               99.8%
                                                               --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities........................                          356,902                0.0%
                                                               --------------               ----
TOTAL INVESTMENT SECURITIES.................                    1,115,908,997
                                                               --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.8%)
@(S)  The DFA Short Term Investment
        Fund........................... 12,859,477 $  148,797,008       13.3%
                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,501,829,776)................            $1,264,706,005      113.1%
                                                   ==============      =====

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
   Communication Services....... $   26,337,531           --   --    $   26,337,531
   Consumer Discretionary.......     69,848,653 $      6,761   --        69,855,414
   Consumer Staples.............     56,362,347           --   --        56,362,347
   Energy.......................    216,172,618      650,681   --       216,823,299
   Financials...................    112,116,607           --   --       112,116,607
   Health Care..................     20,390,388           --   --        20,390,388
   Industrials..................    124,084,799           --   --       124,084,799
   Information Technology.......     43,883,158           --   --        43,883,158
   Materials....................    311,014,524        7,717   --       311,022,241
   Real Estate..................     52,377,204           --   --        52,377,204
   Utilities....................     82,299,107           --   --        82,299,107
Rights/Warrants
   Energy.......................             --          632   --               632
   Materials....................             --      356,270   --           356,270
Securities Lending Collateral...             --  148,797,008   --       148,797,008
                                 -------------- ------------   --    --------------
TOTAL........................... $1,114,886,936 $149,819,069   --    $1,264,706,005
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                               PERCENTAGE
                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
    Ambev SA, ADR................................  5,984,451         $   28,186,764                0.5%
    Petroleo Brasileiro SA.......................  2,884,877             22,042,517                0.4%
    Vale SA......................................  3,260,013             41,653,268                0.7%
    Vale SA, Sponsored ADR.......................  1,665,739             21,288,138                0.3%
    Other Securities.............................                       269,661,734                4.3%
                                                                     --------------               ----
TOTAL BRAZIL.....................................                       382,832,421                6.2%
                                                                     --------------               ----
CHILE -- (1.2%)
    Other Securities.............................                        74,256,495                1.2%
                                                                     --------------               ----
CHINA -- (17.5%)
*   Alibaba Group Holding, Ltd., Sponsored ADR...    538,538             99,936,497                1.6%
    China Construction Bank Corp., Class H....... 48,066,590             42,373,835                0.7%
    China Mobile, Ltd., Sponsored ADR............    902,501             43,022,223                0.7%
    China Overseas Land & Investment, Ltd........  5,578,000             20,898,824                0.3%
    CNOOC, Ltd., Sponsored ADR...................    104,426             18,972,116                0.3%
    Industrial & Commercial Bank of China, Ltd.,
      Class H.................................... 37,297,185             28,053,442                0.5%
    Ping An Insurance Group Co. of China, Ltd.,
      Class H....................................  3,690,000             44,666,184                0.7%
    Tencent Holdings, Ltd........................  3,697,300            182,231,202                3.0%
    Other Securities.............................                       614,155,521                9.9%
                                                                     --------------               ----
TOTAL CHINA......................................                     1,094,309,844               17.7%
                                                                     --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.............................                        26,651,672                0.4%
                                                                     --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                        10,420,989                0.2%
                                                                     --------------               ----
EGYPT -- (0.1%)
    Other Securities.............................                         8,248,926                0.1%
                                                                     --------------               ----
GREECE -- (0.3%)
    Other Securities.............................                        17,155,055                0.3%
                                                                     --------------               ----
HUNGARY -- (0.5%)
    Other Securities.............................                        29,404,664                0.5%
                                                                     --------------               ----
INDIA -- (13.6%)
    HDFC Bank, Ltd...............................  1,383,984             46,006,901                0.8%
    Hindustan Unilever, Ltd......................    992,915             25,013,151                0.4%
    Housing Development Finance Corp., Ltd.......  1,308,824             37,558,103                0.6%
    Infosys, Ltd.................................  3,610,458             38,758,739                0.6%
    Infosys, Ltd., Sponsored ADR.................  1,695,776             18,246,550                0.3%
    ITC, Ltd.....................................  4,651,620             20,171,803                0.3%
    Reliance Industries, Ltd.....................  3,145,620             63,001,853                1.0%
    Tata Consultancy Services, Ltd...............  1,381,009             44,807,519                0.7%
    Other Securities.............................                       553,244,971                9.0%
                                                                     --------------               ----
TOTAL INDIA......................................                       846,809,590               13.7%
                                                                     --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT.... 63,168,800          $ 19,421,570                 0.3%
    Other Securities........................                      149,073,453                 2.4%
                                                                 ------------                ----
TOTAL INDONESIA.............................                      168,495,023                 2.7%
                                                                 ------------                ----
MALAYSIA -- (2.9%)
    Public Bank Bhd.........................  3,656,014            19,903,116                 0.3%
    Other Securities........................                      159,169,584                 2.6%
                                                                 ------------                ----
TOTAL MALAYSIA..............................                      179,072,700                 2.9%
                                                                 ------------                ----
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V., Series L.. 48,207,854            35,778,745                 0.6%
    Grupo Financiero Banorte S.A.B. de C.V..  2,860,580            18,125,193                 0.3%
#   Grupo Mexico S.A.B. de C.V., Series B...  6,360,255            18,670,369                 0.3%
    Wal-Mart de Mexico S.A.B. de C.V........  7,198,435            21,149,811                 0.3%
    Other Securities........................                      131,747,322                 2.2%
                                                                 ------------                ----
TOTAL MEXICO................................                      225,471,440                 3.7%
                                                                 ------------                ----
PERU -- (0.3%)
    Other Securities........................                       19,383,304                 0.3%
                                                                 ------------                ----
PHILIPPINES -- (1.4%)
    Other Securities........................                       89,688,896                 1.5%
                                                                 ------------                ----
POLAND -- (1.6%)
    Other Securities........................                       98,829,705                 1.6%
                                                                 ------------                ----
RUSSIA -- (1.8%)
    Sberbank of Russia PJSC, Sponsored ADR..  1,818,206            26,062,001                 0.4%
    Other Securities........................                       86,130,618                 1.4%
                                                                 ------------                ----
TOTAL RUSSIA................................                      112,192,619                 1.8%
                                                                 ------------                ----
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd.........................  2,048,444            23,597,404                 0.4%
    AngloGold Ashanti, Ltd., Sponsored ADR..  1,637,102            19,317,804                 0.3%
    FirstRand, Ltd..........................  4,821,116            22,943,864                 0.4%
#   MTN Group, Ltd..........................  4,040,869            29,276,612                 0.5%
    Naspers, Ltd., Class N..................    269,196            69,250,754                 1.1%
    Sanlam, Ltd.............................  3,708,837            19,859,275                 0.3%
    Sasol, Ltd., Sponsored ADR..............    742,393            24,498,969                 0.4%
    Standard Bank Group, Ltd................  2,064,368            28,830,652                 0.5%
    Other Securities........................                      214,950,739                 3.4%
                                                                 ------------                ----
TOTAL SOUTH AFRICA..........................                      452,526,073                 7.3%
                                                                 ------------                ----
SOUTH KOREA -- (15.5%)
    Hana Financial Group, Inc...............    580,821            18,319,521                 0.3%
    Samsung Electronics Co., Ltd............  4,912,950           193,163,506                 3.1%
    Samsung Electronics Co., Ltd., GDR......     52,509            51,978,277                 0.9%
    SK Hynix, Inc...........................    821,484            55,590,456                 0.9%
    Other Securities........................                      646,096,439                10.5%
                                                                 ------------                ----
TOTAL SOUTH KOREA...........................                      965,148,199                15.7%
                                                                 ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
TAIWAN -- (15.0%)
      Hon Hai Precision Industry Co., Ltd.....  9,612,322         $   27,061,841                 0.4%
#     Largan Precision Co., Ltd...............    133,860             20,095,388                 0.3%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 22,792,808            191,369,111                 3.1%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd., Sponsored ADR...................  1,789,741             78,426,451                 1.3%
      Other Securities........................                       620,320,838                10.1%
                                                                  --------------               -----
TOTAL TAIWAN..................................                       937,273,629                15.2%
                                                                  --------------               -----
THAILAND -- (3.2%)
      PTT PCL................................. 16,434,000             25,094,988                 0.4%
      Other Securities........................                       177,327,749                 2.9%
                                                                  --------------               -----
TOTAL THAILAND................................                       202,422,737                 3.3%
                                                                  --------------               -----
TURKEY -- (0.8%)
      Other Securities........................                        51,418,506                 0.8%
                                                                  --------------               -----
TOTAL COMMON STOCKS...........................                     5,992,012,487                97.1%
                                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
      Banco Bradesco SA.......................  2,296,111             20,834,875                 0.3%
      Itau Unibanco Holding SA................  4,269,308             36,834,228                 0.6%
      Petroleo Brasileiro SA..................  2,860,161             19,774,799                 0.3%
      Other Securities........................                        26,403,911                 0.5%
                                                                  --------------               -----
TOTAL BRAZIL..................................                       103,847,813                 1.7%
                                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........................                         1,413,439                 0.0%
                                                                  --------------               -----
COLOMBIA -- (0.1%)
      Other Securities........................                         5,724,032                 0.1%
                                                                  --------------               -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                           208,929                 0.0%
                                                                  --------------               -----
TOTAL PREFERRED STOCKS........................                       111,194,213                 1.8%
                                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                           992,875                 0.0%
                                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...................                     6,104,199,575
                                                                  --------------

                                                                      VALUE+
                                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund...... 12,258,452            141,842,552                 2.3%
                                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,301,030,994).....................                      $6,246,042,127               101.2%
                                                                  ==============               =====

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,804,604 $35,106,500   $1,301,896
S&P 500(R) Emini Index..........     49     06/21/19    6,853,285   7,223,825      370,540
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $40,657,889 $42,330,325   $1,672,436
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
   Brazil....................... $  382,832,421             --   --    $  382,832,421
   Chile........................     74,256,495             --   --        74,256,495
   China........................    257,305,215 $  837,004,629   --     1,094,309,844
   Colombia.....................     26,651,672             --   --        26,651,672
   Czech Republic...............             --     10,420,989   --        10,420,989
   Egypt........................        542,458      7,706,468   --         8,248,926
   Greece.......................             --     17,155,055   --        17,155,055
   Hungary......................             --     29,404,664   --        29,404,664
   India........................     36,805,079    810,004,511   --       846,809,590
   Indonesia....................      5,263,544    163,231,479   --       168,495,023
   Malaysia.....................             --    179,072,700   --       179,072,700
   Mexico.......................    225,471,440             --   --       225,471,440
   Peru.........................     19,383,304             --   --        19,383,304
   Philippines..................      2,885,016     86,803,880   --        89,688,896
   Poland.......................             --     98,829,705   --        98,829,705
   Russia.......................     17,106,339     95,086,280   --       112,192,619
   South Africa.................     59,423,775    393,102,298   --       452,526,073
   South Korea..................     30,462,600    934,685,599   --       965,148,199
   Taiwan.......................     88,812,700    848,460,929   --       937,273,629
   Thailand.....................    202,422,737             --   --       202,422,737
   Turkey.......................        385,434     51,033,072   --        51,418,506
Preferred Stocks
   Brazil.......................    103,847,813             --   --       103,847,813
   Chile........................      1,413,439             --   --         1,413,439
   Colombia.....................      5,724,032             --   --         5,724,032
   South Korea..................             --        208,929   --           208,929
Rights/Warrants
   India........................             --        821,388   --           821,388
   South Korea..................             --        171,487   --           171,487
Securities Lending Collateral...             --    141,842,552   --       141,842,552
Futures Contracts**.............      1,672,436             --   --         1,672,436
                                 -------------- --------------   --    --------------
TOTAL........................... $1,542,667,949 $4,705,046,614   --    $6,247,714,563
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.7%)
BRAZIL -- (7.7%)
*   Azul SA, ADR.....................................................    461,836         $   11,989,225                0.2%
    BR Malls Participacoes SA........................................  8,819,000             27,664,099                0.4%
    Cia de Saneamento de Minas Gerais-COPASA.........................    700,092             12,319,591                0.2%
    Cia de Saneamento do Parana......................................    845,507             16,905,396                0.2%
*   Cia Siderurgica Nacional SA......................................  5,378,927             19,945,831                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,279,587             18,532,490                0.3%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes..........  3,078,900             13,961,093                0.2%
    EDP - Energias do Brasil SA......................................  3,355,514             14,984,328                0.2%
    Equatorial Energia SA............................................  1,832,058             38,359,634                0.6%
    Estacio Participacoes SA.........................................  3,056,890             21,189,531                0.3%
    MRV Engenharia e Participacoes SA................................  3,320,154             12,286,204                0.2%
    Sul America SA...................................................  2,954,999             23,512,786                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,505,351             23,466,748                0.3%
    Other Securities.................................................                       300,316,724                4.2%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       555,433,680                7.9%
                                                                                         --------------               ----
CHILE -- (1.7%)
    Parque Arauco SA.................................................  5,935,365             16,387,320                0.2%
    Other Securities.................................................                       103,000,636                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       119,387,956                1.7%
                                                                                         --------------               ----
CHINA -- (17.1%)
    3SBio, Inc.......................................................  6,733,500             12,449,665                0.2%
#   Alibaba Pictures Group, Ltd...................................... 59,170,000             13,299,236                0.2%
    Far East Horizon, Ltd............................................ 11,914,000             13,243,295                0.2%
    Kingboard Holdings, Ltd..........................................  4,077,921             13,295,945                0.2%
#   Kingdee International Software Group Co., Ltd.................... 15,099,200             18,533,768                0.3%
    Kingsoft Corp., Ltd..............................................  4,644,000             11,895,212                0.2%
    KWG Group Holdings, Ltd.......................................... 10,440,950             12,245,803                0.2%
*   Li Ning Co., Ltd................................................. 13,365,500             24,281,313                0.4%
    Shenzhen International Holdings, Ltd.............................  7,648,867             16,533,846                0.2%
*   Vipshop Holdings, Ltd., ADR......................................  1,952,438             16,810,491                0.3%
*   YY, Inc., ADR....................................................    213,182             18,037,329                0.3%
    Other Securities.................................................                     1,057,133,547               14.8%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,227,759,450               17.5%
                                                                                         --------------               ----
COLOMBIA -- (0.3%)
    Other Securities.................................................                        19,554,766                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        23,674,446                0.3%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                         2,151,950                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                        12,103,469                0.2%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDIA -- (10.6%)
    Other Securities.................................................                   $  760,698,080               10.8%
                                                                                        --------------               ----
INDONESIA -- (2.9%)
    Other Securities.................................................                      211,855,564                3.0%
                                                                                        --------------               ----
MALAYSIA -- (3.2%)
    Other Securities.................................................                      230,579,192                3.3%
                                                                                        --------------               ----
MEXICO -- (3.0%)
#   Alsea S.A.B. de C.V.............................................. 5,525,277             12,340,084                0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V............... 3,537,370             21,784,650                0.3%
#   Megacable Holdings S.A.B. de C.V................................. 2,879,356             12,651,837                0.2%
#   Regional S.A.B. de C.V........................................... 2,221,228             12,021,363                0.2%
    Other Securities.................................................                      158,936,048                2.2%
                                                                                        --------------               ----
TOTAL MEXICO.........................................................                      217,733,982                3.1%
                                                                                        --------------               ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       96,687,685                1.4%
                                                                                        --------------               ----
POLAND -- (1.2%)
    Other Securities.................................................                       88,316,051                1.3%
                                                                                        --------------               ----
RUSSIA -- (0.1%)
    Other Securities.................................................                        4,973,740                0.1%
                                                                                        --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                           91,081                0.0%
                                                                                        --------------               ----
SOUTH AFRICA -- (7.0%)
    African Rainbow Minerals, Ltd.................................... 1,208,962             14,401,024                0.2%
#   AVI, Ltd......................................................... 3,729,371             23,968,792                0.4%
    Barloworld, Ltd.................................................. 2,368,295             21,154,744                0.3%
    Clicks Group, Ltd................................................ 1,797,110             24,595,487                0.4%
#   Foschini Group, Ltd. (The)....................................... 1,192,037             15,445,212                0.2%
#*  Impala Platinum Holdings, Ltd.................................... 5,690,288             22,884,594                0.3%
    Life Healthcare Group Holdings, Ltd.............................. 7,682,011             14,011,840                0.2%
*   Northam Platinum, Ltd............................................ 3,302,942             13,769,003                0.2%
#   Pick n Pay Stores, Ltd........................................... 4,055,742             19,691,131                0.3%
    SPAR Group, Ltd. (The)........................................... 2,053,140             27,876,462                0.4%
#   Telkom SA SOC, Ltd............................................... 2,845,745             16,937,175                0.3%
    Truworths International, Ltd..................................... 4,396,568             23,311,535                0.3%
    Other Securities.................................................                      262,142,433                3.6%
                                                                                        --------------               ----
TOTAL SOUTH AFRICA...................................................                      500,189,432                7.1%
                                                                                        --------------               ----
SOUTH KOREA -- (16.1%)
    Other Securities.................................................                    1,160,385,284               16.5%
                                                                                        --------------               ----
TAIWAN -- (17.4%)
#   Walsin Technology Corp........................................... 2,159,793             13,354,593                0.2%
    Other Securities.................................................                    1,235,459,922               17.6%
                                                                                        --------------               ----
TOTAL TAIWAN.........................................................                    1,248,814,515               17.8%
                                                                                        --------------               ----
THAILAND -- (3.6%)
    Other Securities.................................................                      258,656,034                3.7%
                                                                                        --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                                            PERCENTAGE
                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                               ---------- ------------------------------- ---------------
TURKEY -- (1.0%)
      Other Securities........                    $   71,761,026                 1.0%
                                                  --------------               -----
TOTAL COMMON STOCKS...........                     6,810,807,383                97.0%
                                                  --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.8%)
      Banco do Estado do Rio
        Grande do Sul SA......  1,957,792             12,192,824                 0.2%
      Cia Energetica de Minas
        Gerais................  5,786,382             21,751,873                 0.3%
      Cia Energetica de Sao
        Paulo.................  2,043,355             13,455,262                 0.2%
      Other Securities........                        77,584,553                 1.1%
                                                  --------------               -----
TOTAL BRAZIL..................                       124,984,512                 1.8%
                                                  --------------               -----
CHILE -- (0.0%)
      Other Security..........                         1,574,770                 0.0%
                                                  --------------               -----
COLOMBIA -- (0.0%)
      Other Securities........                         1,921,495                 0.0%
                                                  --------------               -----
TOTAL PREFERRED STOCKS........                       128,480,777                 1.8%
                                                  --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........                           528,546                 0.0%
                                                  --------------               -----
TOTAL INVESTMENT SECURITIES...                     6,939,816,706
                                                  --------------

                                                      VALUE+
                                          -------------------------------
SECURITIES LENDING COLLATERAL -- (3.5%)
@(S)  The DFA Short Term
        Investment Fund....... 21,799,826            252,245,784                 3.6%
                                                  --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,909,001,073).......                    $7,192,062,490               102.4%
                                                  ==============               =====

As of April 30, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                                 NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                      CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                      --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..    650     06/21/19  $33,805,254 $35,106,500   $1,301,246
S&P 500(R) Emini Index..........     88     06/21/19   12,493,609  12,973,400      479,791
                                                      ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.........                      $46,298,863 $48,079,900   $1,781,037
                                                      =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------
                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                       ------------ -------------- ------- --------------
Common Stocks
   Brazil............................. $555,433,680             --   --    $  555,433,680
   Chile..............................  119,387,956             --   --       119,387,956
   China..............................   93,322,215 $1,134,437,235   --     1,227,759,450

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
   Colombia..................... $   19,554,766             --   --    $   19,554,766
   Greece.......................             -- $   23,674,446   --        23,674,446
   Hong Kong....................         34,220      2,117,730   --         2,151,950
   Hungary......................             --     12,103,469   --        12,103,469
   India........................      5,338,776    755,359,304   --       760,698,080
   Indonesia....................        493,122    211,362,442   --       211,855,564
   Malaysia.....................             --    230,579,192   --       230,579,192
   Mexico.......................    217,713,068         20,914   --       217,733,982
   Philippines..................             --     96,687,685   --        96,687,685
   Poland.......................             --     88,316,051   --        88,316,051
   Russia.......................      4,973,740             --   --         4,973,740
   Singapore....................             --         91,081   --            91,081
   South Africa.................     12,586,386    487,603,046   --       500,189,432
   South Korea..................         48,988  1,160,336,296   --     1,160,385,284
   Taiwan.......................         88,400  1,248,726,115   --     1,248,814,515
   Thailand.....................    258,351,562        304,472   --       258,656,034
   Turkey.......................             --     71,761,026   --        71,761,026
Preferred Stocks
   Brazil.......................    124,984,512             --   --       124,984,512
   Chile........................      1,574,770             --   --         1,574,770
   Colombia.....................      1,921,495             --   --         1,921,495
Rights/Warrants
   Brazil.......................             --         17,753   --            17,753
   Hong Kong....................             --          3,496   --             3,496
   Indonesia....................             --        245,564   --           245,564
   South Korea..................             --        261,733   --           261,733
Securities Lending Collateral...             --    252,245,784   --       252,245,784
Futures Contracts**.............      1,781,037             --   --         1,781,037
                                 -------------- --------------   --    --------------
TOTAL........................... $1,417,588,693 $5,776,254,834   --    $7,193,843,527
                                 ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                  THE JAPANESE   THE ASIA
                                     THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                       CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                        SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                     -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including
  $935,183, $622,830, $212,620 and
  $254,133 of securities on loan,
  respectively).....................  $30,014,048    $12,409,082   $3,473,972   $1,694,649
Temporary Cash Investments at
  Value & Cost......................      276,183             --           --           --
Collateral from Securities on Loan
  Invested in Affiliate at Value
  (including cost of $703,934,
  $654,878, $119,117 and $90,052)...      703,998        654,913      119,130       90,060
Segregated Cash for Futures
  Contracts.........................        9,103          4,759           --           --
Foreign Currencies at Value.........            7         33,211          254        3,446
Cash................................           --        123,105        3,013          903
Receivables:
   Investment Securities Sold.......           --         22,124        3,669        7,724
   Dividends and Interest...........       39,398         94,005       38,084        1,264
   Securities Lending Income........          134            708          661          512
   Futures Margin Variation.........          405            203           --           --
Unrealized Gain on Foreign
  Currency Contracts................           --             14           --           --
Prepaid Expenses and Other Assets...           39             16            4            2
                                      -----------    -----------   ----------   ----------
       Total Assets.................   31,043,315     13,342,140    3,638,787    1,798,560
                                      -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.      703,931        654,900      119,158       90,044
   Investment Securities Purchased..       21,862         44,204           --           19
   Due to Advisor...................        2,469          2,076          289          141
Unrealized Loss on Foreign
  Currency Contracts................           --              1           --           --
Accrued Expenses and Other
  Liabilities.......................        2,415          1,308          510          254
                                      -----------    -----------   ----------   ----------
       Total Liabilities............      730,677        702,489      119,957       90,458
                                      -----------    -----------   ----------   ----------
NET ASSETS..........................  $30,312,638    $12,639,651   $3,518,830   $1,708,102
                                      ===========    ===========   ==========   ==========
Investments at Cost.................  $22,181,523    $11,845,013   $3,191,970   $1,669,870
                                      ===========    ===========   ==========   ==========
Foreign Currencies at Cost..........  $         8    $    33,305   $      254   $    3,445
                                      ===========    ===========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                            THE
                           THE UNITED   CONTINENTAL THE CANADIAN
                          KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                             COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                             SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                          ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at
  Value (including
  $17,774,
  $573,632,
  $193,496,
  $224,349 and
  $698,381 of
  securities on
  loan,
  respectively)..........  $2,359,871   $5,580,545   $1,115,909   $6,104,199   $6,939,817
Collateral from
  Securities on
  Loan Invested in
  Affiliate at
  Value (including
  cost of $18,936,
  $497,869,
  $148,781,
  $141,826 and
  $252,219)..............      18,940      497,916      148,797      141,843      252,246
Segregated Cash for
  Futures Contracts......          --           --           --        1,999        2,244
Foreign Currencies
  at Value...............          71        2,223          553       31,282       49,446
Cash.....................      10,718           --          757       32,057       25,847
Receivables:
   Investment
     Securities Sold.....       3,075        4,719           59        4,603        5,277
   Dividends,
     Interest and
     Tax Reclaims........      16,486       18,287          916        8,997       11,611
   Securities
     Lending Income......          33        1,515          355          458        3,326
Unrealized Gain on
  Foreign Currency
  Contracts..............          --           --           --           --            1
Prepaid Expenses
  and Other Assets.......           3            5            1            7            8
                           ----------   ----------   ----------   ----------   ----------
       Total Assets......   2,409,197    6,105,210    1,267,347    6,325,445    7,289,823
                           ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
   Upon Return of
     Securities
     Loaned..............      18,940      497,927      148,774      141,834      252,189
   Investment
     Securities
     Purchased...........          --           --           --        7,138        8,906
   Due to Advisor........         196          458           94          511        1,168
   Line of Credit........          --       16,411           --           --           --
   Futures Margin
     Variation...........          --           --           --           35           24
Unrealized Loss on
  Foreign Currency
  Contracts..............          --           --           --           --            2
Deferred Taxes
  Payable................          --           --           --        5,698           --
Accrued Expenses
  and Other
  Liabilities............         224          646          124          959        1,295
                           ----------   ----------   ----------   ----------   ----------
       Total
         Liabilities.....      19,360      515,442      148,992      156,175      263,584
                           ----------   ----------   ----------   ----------   ----------
NET ASSETS...............  $2,389,837   $5,589,768   $1,118,355   $6,169,270   $7,026,239
                           ==========   ==========   ==========   ==========   ==========
Investments at Cost......  $2,199,828   $4,904,878   $1,353,048   $4,159,205   $6,656,782
                           ==========   ==========   ==========   ==========   ==========
Foreign Currencies
  at Cost................  $       71   $    2,222   $      551   $   31,462   $   49,584
                           ==========   ==========   ==========   ==========   ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                THE JAPANESE   THE ASIA
                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                      SERIES#     VALUE SERIES#   SERIES#       SERIES#
                                   -------------- ------------- ------------ -------------
INVESTMENT INCOME
   Dividends (Net of
     Foreign Taxes
     Withheld of $0,
     $21,757, $4,868 and
     $395, respectively)..........   $  370,467     $219,846     $  43,808     $ 27,716
   Income from
     Securities Lending...........          925        3,108         5,323        3,214
                                     ----------     --------     ---------     --------
          Total
            Investment
            Income................      371,392      222,954        49,131       30,930
                                     ----------     --------     ---------     --------
EXPENSES
   Investment Management
     Fees.........................       14,269       11,950         1,773          843
   Accounting & Transfer
     Agent Fees...................          597          259            83           46
   Custodian Fees.................          146          486           298          201
   Shareholders' Reports..........           --            3             5            5
   Directors'/Trustees'
     Fees & Expenses..............          109           46            14            7
   Professional Fees..............          190           92            29           13
   Other..........................          297          173            60           26
                                     ----------     --------     ---------     --------
          Total Expenses..........       15,608       13,009         2,262        1,141
                                     ----------     --------     ---------     --------
   Fees Paid Indirectly
     (Note C).....................           --         (275)          (16)          (8)
                                     ----------     --------     ---------     --------
   Net Expenses...................       15,608       12,734         2,246        1,133
                                     ----------     --------     ---------     --------
   NET INVESTMENT INCOME
     (LOSS).......................      355,784      210,220        46,885       29,797
                                     ----------     --------     ---------     --------
REALIZED AND UNREALIZED
  GAIN (LOSS)
   Net Realized Gain
     (Loss) on:
       Investment
         Securities
         Sold**...................      496,183      (24,686)       21,832        6,420
       Affiliated
         Investment
         Companies
         Shares Sold..............           32            6            --            3
       Futures....................      (15,917)      (4,510)           --           --
       Foreign Currency
         Transactions.............           --         (192)          (58)        (138)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment
         Securities and
         Foreign Currency.........      399,563      345,308      (129,802)     119,802
       Affiliated
         Investment
         Companies Shares.........           41           (7)           12            7
       Futures....................       26,331       13,309            --           --
       Translation of
         Foreign
         Currency-Denominated
         Amounts..................           --         (395)         (331)          38
                                     ----------     --------     ---------     --------
   NET REALIZED AND
     UNREALIZED GAIN
     (LOSS).......................      906,233      328,833      (108,347)     126,132
                                     ----------     --------     ---------     --------
NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS......................   $1,262,017     $539,053     $ (61,462)    $155,929
                                     ==========     ========     =========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                        THE
                                       THE UNITED   CONTINENTAL THE CANADIAN              THE EMERGING
                                      KINGDOM SMALL    SMALL       SMALL     THE EMERGING   MARKETS
                                         COMPANY      COMPANY     COMPANY      MARKETS     SMALL CAP
                                         SERIES#      SERIES#     SERIES#      SERIES#      SERIES#
                                      ------------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
   Dividends (Net of Foreign
     Taxes Withheld of $46,
     $8,850, $1,978, $6,235
     and $5,900, respectively).......   $ 36,531     $ 53,581     $ 11,352     $ 51,504     $ 49,854
   Income from Securities
     Lending.........................        197        7,327        2,441        2,229       19,963
                                        --------     --------     --------     --------     --------
          Total Investment
            Income...................     36,728       60,908       13,793       53,733       69,817
                                        --------     --------     --------     --------     --------
EXPENSES
   Investment Management Fees........      1,106        2,638          545        2,892        6,681
   Accounting & Transfer
     Agent Fees......................         55          120           31          131          149
   Custodian Fees....................         60          420           41          999        1,295
   Shareholders' Reports.............          5            5            5            5            5
   Directors'/Trustees'
     Fees & Expenses.................          8           20            5           22           26
   Professional Fees.................         17           42            8           57           83
   Other.............................         32           87           15           81          103
                                        --------     --------     --------     --------     --------
          Total Expenses.............      1,283        3,332          650        4,187        8,342
                                        --------     --------     --------     --------     --------
   Fees Paid Indirectly
     (Note C)........................        (28)         (58)         (15)        (212)         (85)
                                        --------     --------     --------     --------     --------
   Net Expenses......................      1,255        3,274          635        3,975        8,257
                                        --------     --------     --------     --------     --------
   NET INVESTMENT INCOME
     (LOSS)..........................     35,473       57,634       13,158       49,758       61,560
                                        --------     --------     --------     --------     --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold**......................     62,689      228,084      (66,264)     (12,998)      74,965
       Affiliated Investment
         Companies Shares Sold.......          2            3           --            6            3
       Futures.......................         --           --           --        2,085       (1,378)
       Foreign Currency
         Transactions................       (106)         (38)         153          259         (533)
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........    113,785       95,642       41,971      624,082      765,084
       Affiliated Investment
         Companies Shares............          2           34           12            6           22
       Futures.......................         --           --           --        4,378        4,880
       Translation of Foreign
         Currency-Denominated
         Amounts.....................        179          (27)           7          (12)          32
                                        --------     --------     --------     --------     --------
   NET REALIZED AND
     UNREALIZED GAIN (LOSS)..........    176,551      323,698      (24,121)     617,806      843,075
                                        --------     --------     --------     --------     --------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS.........................   $212,024     $381,332     $(10,963)    $667,564     $904,635
                                        ========     ========     ========     ========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE U.S. LARGE CAP VALUE    THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                         SERIES                 VALUE SERIES            COMPANY SERIES
                                                ------------------------  ------------------------  ----------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,     OCT 31,
                                                   2019         2018         2019         2018         2019        2018
                                                -----------  -----------  -----------  -----------  ----------- ----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   355,784  $   633,952  $   210,220  $   420,496  $   46,885  $   80,378
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......     496,183    1,506,250      (24,686)     410,722      21,832     229,342
       Affiliated Investment Companies
         Shares Sold...........................          32          (48)           6         (107)         --        (137)
       Futures.................................     (15,917)      32,885       (4,510)      13,338          --          --
       Foreign Currency Transactions...........          --           --         (192)      (5,911)        (58)     (2,149)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     399,563   (1,356,683)     345,308   (1,897,300)   (129,802)   (628,895)
       Affiliated Investment Companies
         Shares................................          41          (15)          (7)          55          12          71
       Futures.................................      26,331      (21,778)      13,309       (9,675)         --          --
       Translation of Foreign Currency-
         Denominated Amounts...................          --           --         (395)        (613)       (331)        280
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   1,262,017      794,563      539,053   (1,068,995)    (61,462)   (321,110)
                                                -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...............................   2,611,532    2,333,386      438,560    1,051,133      52,591     364,251
   Withdrawals.................................  (2,803,706)  (1,561,700)    (491,302)    (560,948)   (306,396)   (198,093)
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (192,174)     771,686      (52,742)     490,185    (253,805)    166,158
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   1,069,843    1,566,249      486,311     (578,810)   (315,267)   (154,952)
NET ASSETS
   Beginning of Period.........................  29,242,795   27,676,546   12,153,340   12,732,150   3,834,097   3,989,049
                                                -----------  -----------  -----------  -----------  ----------  ----------
   End of Period............................... $30,312,638  $29,242,795  $12,639,651  $12,153,340  $3,518,830  $3,834,097
                                                ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                                    COMPANY SERIES          COMPANY SERIES            COMPANY SERIES
                                                ----------------------  ----------------------   -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,      OCT 31,     APR 30,     OCT 31,
                                                   2019        2018        2019         2018        2019        2018
                                                ----------- ----------  -----------  ----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   29,797  $   76,219  $   35,473   $   76,805  $   57,634  $   152,247
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......      6,420     (55,523)     62,689       85,120     228,084      319,242
       Affiliated Investment Companies
         Shares Sold...........................          3         (60)          2           (9)          3         (101)
       Futures.................................         --        (134)         --           --          --          161
       Foreign Currency Transactions...........       (138)       (898)       (106)      (1,153)        (38)      (2,498)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    119,802    (175,750)    113,785     (373,044)     95,642   (1,131,028)
       Affiliated Investment Companies
         Shares................................          7          42           2           --          34           78
       Translation of Foreign Currency-
         Denominated Amounts...................         38          (7)        179         (181)        (27)        (371)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    155,929    (156,111)    212,024     (212,462)    381,332     (662,270)
                                                ----------  ----------  ----------   ----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     22,840     199,024      83,684      120,516     201,212      480,253
   Withdrawals.................................   (201,038)   (128,247)    (94,696)     (49,141)   (415,036)    (146,782)
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........   (178,198)     70,777     (11,012)      71,375    (213,824)     333,471
                                                ----------  ----------  ----------   ----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (22,269)    (85,334)    201,012     (141,087)    167,508     (328,799)
NET ASSETS
   Beginning of Period.........................  1,730,371   1,815,705   2,188,825    2,329,912   5,422,260    5,751,059
                                                ----------  ----------  ----------   ----------  ----------  -----------
   End of Period............................... $1,708,102  $1,730,371  $2,389,837   $2,188,825  $5,589,768  $ 5,422,260
                                                ==========  ==========  ==========   ==========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE CANADIAN SMALL      THE EMERGING MARKETS     THE EMERGING MARKETS
                                                    COMPANY SERIES               SERIES              SMALL CAP SERIES
                                                ----------------------  -----------------------  -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,     OCT 31,      APR 30,     OCT 31,
                                                   2019        2018        2019        2018         2019        2018
                                                ----------- ----------  ----------- -----------  ----------- -----------
                                                (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   13,158  $   25,307  $   49,758  $   149,893  $   61,560  $   206,734
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.......    (66,264)     27,505     (12,998)      83,224      74,965      190,607
       Affiliated Investment Companies
         Shares Sold...........................         --         (19)          6          (12)          3            3
       Futures.................................         --          --       2,085       (2,079)     (1,378)        (241)
       Foreign Currency Transactions...........        153         120         259       (1,530)       (533)      (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     41,971    (185,376)    624,082     (948,414)    765,084   (1,594,871)
       Affiliated Investment Companies
         Shares................................         12          (3)          6            7          22          (30)
       Futures.................................         --          --       4,378       (3,369)      4,880       (4,231)
       Translation of Foreign Currency-
         Denominated Amounts...................          7           6         (12)         (32)         32          (34)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    (10,963)   (132,460)    667,564     (722,312)    904,635   (1,207,238)
                                                ----------  ----------  ----------  -----------  ----------  -----------
Transactions in Interest:
   Contributions...............................     98,792     136,490     614,886      667,220     185,270      667,652
   Withdrawals.................................   (116,285)    (47,441)   (582,829)  (1,198,466)   (369,968)    (407,569)
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest...........    (17,493)     89,049      32,057     (531,246)   (184,698)     260,083
                                                ----------  ----------  ----------  -----------  ----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................    (28,456)    (43,411)    699,621   (1,253,558)    719,937     (947,155)
NET ASSETS
   Beginning of Period.........................  1,146,811   1,190,222   5,469,649    6,723,207   6,306,302    7,253,457
                                                ----------  ----------  ----------  -----------  ----------  -----------
   End of Period............................... $1,118,355  $1,146,811  $6,169,270  $ 5,469,649  $7,026,239  $ 6,306,302
                                                ==========  ==========  ==========  ===========  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019          2018         2017         2016         2015         2014
                                              -----------     -----------  -----------  -----------  -----------  -----------
                                                (UNAUDITED)
Total Return.................................        4.44%(B)        2.95%       24.31%        4.75%        1.32%       15.67%
                                              -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)........ $30,312,638     $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets......        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.11%(C)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................        2.49%(C)        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate......................           5%(B)          13%          15%          15%          16%          15%
                                              -----------     -----------  -----------  -----------  -----------  -----------

                                                                     THE DFA INTERNATIONAL VALUE SERIES
                                              -------------------------------------------------------------------------------
                                                SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                   ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                                  APR 30,        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                   2019           2018         2017         2016         2015         2014
                                              -----------     -----------   -----------  ----------   ----------   ----------
                                                (UNAUDITED)
Total Return.................................        4.48%(B)       (8.10%)       26.53%      (0.10%)      (5.35%)      (0.72%)
                                              -----------     -----------   -----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)........ $12,639,651     $12,153,340   $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets......        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)......................        0.22%(C)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets.................................        3.52%(C)        3.21%         3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate......................           9%(B)          20%           17%         17%          21%          17%
                                              -----------     -----------   -----------  ----------   ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018         2017        2016        2015        2014
                                              -----------     ----------   ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Total Return.................................      (1.42%)(B)      (7.46%)      27.10%      14.53%       9.04%       2.46%
                                              ----------      ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $3,518,830      $3,834,097   $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets......       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)        0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.64%(C)        1.90%        1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate......................          6%(B)          17%          13%         10%          6%          9%
                                              ----------      ----------   ----------  ----------  ----------  ----------

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................       9.76%(B)      (8.14%)      16.21%      16.69%     (11.83%)      (3.46%)
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $1,708,102     $1,730,371   $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.13%        0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.53%(C)       3.96%        3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate......................          5%(B)         18%          14%         10%          7%           7%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                THE UNITED KINGDOM SMALL COMPANY SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR         YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED        ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                  2019          2018         2017        2016         2015        2014
                                              -----------    ----------   ----------  ----------   ----------  ----------
                                               (UNAUDITED)
Total Return.................................       9.54%(B)      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                              ----------     ----------   ----------  ----------   ----------  ----------
Net Assets, End of Period (thousands)........ $2,389,837     $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets......       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average
  Net Assets.................................       3.21%(C)       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate......................          9%(B)         14%           9%         15%          10%          8%
                                              ----------     ----------   ----------  ----------   ----------  ----------

                                                                  THE CONTINENTAL SMALL COMPANY SERIES
                                              --------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                  2019          2018         2017        2016        2015        2014
                                              -----------    ----------   ----------  ----------  ----------  ----------
                                               (UNAUDITED)
Total Return.................................       7.30%(B)     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                              ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........ $5,589,768     $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets......       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.13%(C)       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.18%(C)       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate......................         10%(B)         15%          13%          9%         14%         13%
                                              ----------     ----------   ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 THE CANADIAN SMALL COMPANY SERIES
                                              ----------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR       YEAR      YEAR       YEAR
                                                   ENDED         ENDED        ENDED      ENDED     ENDED      ENDED
                                                  APR 30,       OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                   2019          2018         2017       2016      2015       2014
                                              -----------     ----------   ----------  --------  --------   --------
                                                (UNAUDITED)
Total Return.................................      (0.60%)(B)     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                              ----------      ----------   ----------  --------  --------   --------
Net Assets, End of Period (thousands)........ $1,118,355      $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets......       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.12%(C)        0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average
  Net Assets.................................       2.41%(C)        2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate......................         10%(B)          14%          22%        8%       18%         5%
                                              ----------      ----------   ----------  --------  --------   --------

                                                                      THE EMERGING MARKETS SERIES
                                              ---------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                  ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                  2019          2018         2017        2016        2015         2014
                                              -----------    ----------   ----------  ----------  ----------   ----------
                                               (UNAUDITED)
Total Return.................................      12.17%(B)     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                              ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)........ $6,169,270     $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)...........       0.14%(C)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average
  Net Assets.................................       1.72%(C)       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................          3%(B)         12%           8%          5%          9%           5%
                                              ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE EMERGING MARKETS SMALL CAP SERIES
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                   2019          2018         2017        2016        2015         2014
                                               -----------    ----------   ----------  ----------  ----------   ----------
                                                (UNAUDITED)
Total Return..................................      14.68%(B)     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                               ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)......... $7,026,239     $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets.......       0.25%(C)       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.25%(C)       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.84%(C)       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate.......................          6%(B)         12%          15%         18%         18%           9%
                                               ----------     ----------   ----------  ----------  ----------   ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO            INTERNATIONAL EQUITY PORTFOLIOS
-------------------------            -----------------------------------------
The U.S. Large Cap Value Series      The DFA International Value Series
                                     The Japanese Small Company Series
                                     The Asia Pacific Small Company Series
                                     The United Kingdom Small Company Series
                                     The Continental Small Company Series
                                     The Canadian Small Company Series
                                     The Emerging Markets Series
                                     The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            The DFA International Value Series...........    $275
            The Japanese Small Company Series............      16
            The Asia Pacific Small Company Series........       8
            The United Kingdom Small Company Series......      28
            The Continental Small Company Series.........      58
            The Canadian Small Company Series............      15
            The Emerging Markets Series..................     212
            The Emerging Markets Small Cap Series........      85

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amounts paid by the Trust to the CCO were $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

               The U.S. Large Cap Value Series.............. $685
               The DFA International Value Series...........  405
               The Japanese Small Company Series............  102
               The Asia Pacific Small Company Series........   52
               The United Kingdom Small Company Series......   66
               The Continental Small Company Series.........  134
               The Canadian Small Company Series............   32
               The Emerging Markets Series..................  167
               The Emerging Markets Small Cap Series........  151

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                    PURCHASES    SALES
                                                    ---------- ----------
      The U.S. Large Cap Value Series.............. $2,022,253 $1,421,302
      The DFA International Value Series........... $1,203,760 $1,083,587
      The Japanese Small Company Series............ $  213,873 $  433,194
      The Asia Pacific Small Company Series........ $   86,688 $  238,548
      The United Kingdom Small Company Series...... $  240,171 $  198,108
      The Continental Small Company Series......... $  549,119 $  676,764
      The Canadian Small Company Series............ $  109,741 $  107,367
      The Emerging Markets Series.................. $  288,627 $  191,080
      The Emerging Markets Small Cap Series........ $  392,426 $  521,503

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                    NET
                                                  REALIZED   CHANGE IN               SHARES
                BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- ---------- ---------- -------- ------------- ---------- --------- -------- -------------
THE U.S. LARGE
  CAP VALUE
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE DFA
  INTERNATIONAL
  VALUE SERIES
The DFA Short
  Term
  Investment
  Fund.........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $488,072   $2,844,181 $2,677,339   $ 6         $(7)      $654,913   56,600    $6,159       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE JAPANESE
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $218,283   $  322,356 $  421,521    --         $12       $119,130   10,296    $2,152       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==
THE ASIA
  PACIFIC
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL..........  $102,269   $  133,980 $  146,199   $ 3         $ 7       $ 90,060    7,783    $1,279       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==

                                                   NET
                                                 REALIZED   CHANGE IN               SHARES
                BALANCE AT                        GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST  FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- --------- ---------- -------- ------------- ---------- --------- -------- -------------
THE UNITED
  KINGDOM
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $ 25,540   $122,644   $129,248    $ 2         $ 2       $ 18,940    1,637    $  429       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE
  CONTINENTAL
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $589,645   $702,689   $794,455    $ 3         $34       $497,916   43,031    $6,072       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE CANADIAN
  SMALL
  COMPANY
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $154,044   $454,974   $460,233     --         $12       $148,797   12,859    $1,979       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $135,212   $389,336   $382,717    $ 6         $ 6       $141,843   12,258    $1,626       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==
THE EMERGING
  MARKETS
  SMALL CAP
  SERIES
The DFA Short
  Term
  Investment
  Fund.........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 --------   --------   --------    ---         ---       --------   ------    ------       --
TOTAL..........  $308,694   $378,684   $435,157    $ 3         $22       $252,246   21,800    $3,738       --
                 ========   ========   ========    ===         ===       ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                      NET
                                                                                   UNREALIZED
                                          FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $23,161,639  $8,927,588   $(1,094,999)    $7,832,589
The DFA International Value Series......  12,499,891   1,563,341      (999,237)       564,104

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
The Japanese Small Company Series............ $3,311,087  $  684,678   $  (402,664)    $  282,014
The Asia Pacific Small Company Series........  1,759,922     365,079      (340,291)        24,788
The United Kingdom Small Company Series......  2,218,764     517,452      (357,406)       160,046
The Continental Small Company Series.........  5,402,748   1,373,345      (697,632)       675,713
The Canadian Small Company Series............  1,501,830     145,854      (382,978)      (237,124)
The Emerging Markets Series..................  4,301,031   2,317,469      (372,458)     1,945,011
The Emerging Markets Small Cap Series........  6,909,001   1,540,412    (1,257,351)       283,061

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                        FUTURES
                                                        --------
               The U.S. Large Cap Value Series......... $196,199
               The DFA International Value Series......  101,862
               The Emerging Markets Series.............   41,141
               The Emerging Markets Small Cap Series...   45,692

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                             ------------------------------
                                              TOTAL VALUE
                                                   AT           EQUITY
                                             APRIL 30, 2019 CONTRACTS *,(1)
                                             -------------- ---------------
    The U.S. Large Cap Value Series.........    $12,613         $12,613
    The DFA International Value Series......      6,518           6,518
    The Emerging Markets Series.............      1,672           1,672
    The Emerging Markets Small Cap Series...      1,781           1,781

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                 ----------------------
                                                              EQUITY
                                                   TOTAL   CONTRACTS (1)
                                                 --------  -------------
        The U.S. Large Cap Value Series......... $(15,917)   $(15,917)
        The DFA International Value Series......   (4,510)     (4,510)
        The Emerging Markets Series.............    2,085       2,085
        The Emerging Markets Small Cap Series...   (1,378)     (1,378)

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
         The U.S. Large Cap Value Series......... $26,331          $26,331
         The DFA International Value Series......  13,309           13,309
         The Emerging Markets Series.............   4,378            4,378
         The Emerging Markets Small Cap Series...   4,880            4,880

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                              ------------- ------------ ------------ -------- --------------- ----------------
The Japanese Small Company Series............     3.07%        $1,506         27        $ 3        $ 4,590              --
The Asia Pacific Small Company Series........     3.12%           821          6         --          4,122              --
The United Kingdom Small Company Series......     3.13%           227          8         --            485              --
The Continental Small Company Series.........     2.99%         3,058          7          2         16,411         $16,411
The Emerging Markets Series..................     2.95%            50          1         --             50              --

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
The Emerging Markets Small Cap Series...     3.05%        $4,453         20         $7        $14,882            --

* Number of Days Outstanding represents the total single or consecutive days during the six months ended April 30, 2019. that each Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   For the six months ended April 30, 2019, activity by the Series under the interfund lending program was as follows:

                                          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST  MAXIMUM AMOUNT     OUTSTANDING
                            BORROWER OR    AVERAGE    AVERAGE LOAN     DAYS     EXPENSE/  BORROWED/LOANED     BORROWINGS
                              LENDER    INTEREST RATE   BALANCE    OUTSTANDING*  INCOME  DURING THE PERIOD AS OF 04/30/2019
                            ----------- ------------- ------------ ------------ -------- ----------------- ----------------
The Emerging Markets Small
  Cap Series...............  Borrower       2.80%          --           2          --           --                --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' interfund lending program was used.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                --------- ------- --------------------
The U.S. Large Cap Value Series.........  $67,784  $87,076       $(21,717)
The DFA International Value Series......   46,259   53,218         (2,774)
The Japanese Small Company Series.......   24,898   34,662          1,057
The Asia Pacific Small Company Series...    9,962   37,426         (1,808)
The Continental Small Company Series....   25,639   22,259          4,811
The Canadian Small Company Series.......    7,602    2,493            (84)
The Emerging Markets Series.............    2,380    1,006           (213)

PORTFOLIO                              PURCHASES SALES  REALIZED GAIN (LOSS)
---------                              --------- ------ --------------------
The Emerging Markets Small Cap Series.  $1,322   $3,565        $(572)

J. SECURITIES LENDING:

   As of April 30, 2019, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                        NON-CASH
                                       COLLATERAL
                                         MARKET
                                         VALUE
                                       ----------
The U.S. Large Cap Value Series.......  $257,733
The DFA International Value Series....    47,603
The Japanese Small Company Series.....   104,398
The Asia Pacific Small Company Series.   187,500
The Continental Small Company Series..   122,366
The Canadian Small Company Series.....    48,914
The Emerging Markets Series...........   106,898
The Emerging Markets Small Cap Series.   498,330

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks........................   $703,998       --         --         --    $703,998
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks........................    654,913       --         --         --     654,913
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks........................    119,130       --         --         --     119,130
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks........................     90,060       --         --         --      90,060
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks........................     18,940       --         --         --      18,940
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    497,916       --         --         --     497,916
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants.......    148,797       --         --         --     148,797
THE EMERGING MARKETS SERIES
   Common Stocks........................    141,843       --         --         --     141,843
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks........................    252,246       --         --         --     252,246

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

   On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in MERIT MANAGEMENT GROUP, LP
v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large

Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares........... $1,000.00 $1,096.30    0.14%     $0.73
Hypothetical 5% Annual Return
   Institutional Class Shares........... $1,000.00 $1,024.10    0.14%     $0.70

(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's
50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND
               Communication Services....................   4.5%
               Consumer Discretionary....................   7.2%
               Consumer Staples..........................   3.1%
               Energy....................................  15.8%
               Financials................................  29.1%
               Health Care...............................   1.2%
               Industrials...............................   9.1%
               Information Technology....................   8.2%
               Materials.................................  16.2%
               Real Estate...............................   4.2%
               Utilities.................................   1.4%
                                                          -----
                                                          100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                     PERCENTAGE
                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                       ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.1%)
BRAZIL -- (7.4%)
    Banco do Brasil SA................................   6,586,246         $   83,447,171                0.5%
    Petroleo Brasileiro SA, Sponsored ADR.............  14,367,145            198,266,601                1.1%
#   Petroleo Brasileiro SA, Sponsored ADR.............  11,860,183            180,630,587                1.0%
    Vale SA...........................................  27,795,565            355,144,685                1.9%
    Vale SA, Sponsored ADR............................  14,048,492            179,539,726                1.0%
    Other Securities..................................                        409,342,896                2.0%
                                                                           --------------               ----
TOTAL BRAZIL..........................................                      1,406,371,666                7.5%
                                                                           --------------               ----
CHILE -- (1.3%)
    Other Securities..................................                        253,085,223                1.3%
                                                                           --------------               ----
CHINA -- (16.9%)
    Bank of China, Ltd., Class H...................... 307,333,817            146,753,426                0.8%
    China Construction Bank Corp., Class H............ 494,824,101            436,219,728                2.3%
    China Mobile, Ltd.................................  29,011,500            276,810,379                1.5%
    China Overseas Land & Investment, Ltd.............  29,202,000            109,409,729                0.6%
    China Petroleum & Chemical Corp., ADR.............   1,082,399             83,063,284                0.5%
    China Resources Land, Ltd.........................  18,796,000             81,859,525                0.4%
    CNOOC, Ltd........................................  90,082,000            163,618,954                0.9%
    Industrial & Commercial Bank of China, Ltd.,
      Class H......................................... 314,498,996            236,553,494                1.3%
    PetroChina Co., Ltd., Class H..................... 132,694,000             84,113,886                0.5%
    Other Securities..................................                      1,596,724,899                8.3%
                                                                           --------------               ----
TOTAL CHINA...........................................                      3,215,127,304               17.1%
                                                                           --------------               ----
COLOMBIA -- (0.2%)
    Other Securities..................................                         37,488,559                0.2%
                                                                           --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security....................................                         38,466,566                0.2%
                                                                           --------------               ----
GREECE -- (0.0%)
    Other Securities..................................                         11,392,496                0.1%
                                                                           --------------               ----
HUNGARY -- (0.3%)
    Other Securities..................................                         51,048,261                0.3%
                                                                           --------------               ----
INDIA -- (13.3%)
*   Axis Bank, Ltd....................................  10,042,110            110,435,566                0.6%
    ICICI Bank, Ltd., Sponsored ADR...................   7,765,802             88,918,431                0.5%
    Reliance Industries, Ltd..........................  34,682,789            694,642,069                3.7%
    Other Securities..................................                      1,632,661,539                8.7%
                                                                           --------------               ----
TOTAL INDIA...........................................                      2,526,657,605               13.5%
                                                                           --------------               ----
INDONESIA -- (2.7%)
    Other Securities..................................                        512,494,301                2.7%
                                                                           --------------               ----
MALAYSIA -- (2.8%)
    Other Securities..................................                        528,665,885                2.8%
                                                                           --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                           PERCENTAGE
                                               SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ----------- ------------------------------- ---------------
MEXICO -- (3.2%)
    Grupo Financiero Banorte S.A.B. de C.V..  16,569,450         $  104,987,268                0.6%
    Grupo Mexico S.A.B. de C.V., Series B...  37,305,803            109,510,250                0.6%
    Other Securities........................                        398,575,771                2.1%
                                                                 --------------               ----
TOTAL MEXICO................................                        613,073,289                3.3%
                                                                 --------------               ----
PHILIPPINES -- (1.1%)
    Other Securities........................                        210,358,900                1.1%
                                                                 --------------               ----
POLAND -- (1.3%)
    Other Securities........................                        240,738,951                1.3%
                                                                 --------------               ----
RUSSIA -- (2.1%)
    Gazprom PJSC, Sponsored ADR.............  22,632,193            113,145,869                0.6%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)...   1,526,223            129,586,499                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386).....   1,402,353            119,901,181                0.7%
    Other Securities........................                         42,950,605                0.2%
                                                                 --------------               ----
TOTAL RUSSIA................................                        405,584,154                2.2%
                                                                 --------------               ----
SINGAPORE -- (0.0%)
    Other Security..........................                            150,351                0.0%
                                                                 --------------               ----
SOUTH AFRICA -- (6.7%)
    Absa Group, Ltd.........................   8,396,833             96,728,767                0.5%
#   MTN Group, Ltd..........................  21,421,193            155,199,279                0.8%
#   Sasol, Ltd..............................   3,327,411            110,391,586                0.6%
    Standard Bank Group, Ltd................  16,505,640            230,515,279                1.2%
    Other Securities........................                        676,112,704                3.7%
                                                                 --------------               ----
TOTAL SOUTH AFRICA..........................                      1,268,947,615                6.8%
                                                                 --------------               ----
SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc...............   3,990,767            125,871,708                0.7%
    Hyundai Mobis Co., Ltd..................     512,294            102,189,901                0.6%
    Hyundai Motor Co........................   1,066,375            126,579,226                0.7%
    KB Financial Group, Inc.................   2,237,478             88,347,642                0.5%
    KB Financial Group, Inc., ADR...........   3,003,621            118,733,099                0.6%
    Kia Motors Corp.........................   2,598,979            100,746,534                0.6%
    LG Electronics, Inc.....................   1,568,275            101,894,041                0.6%
    POSCO...................................     694,466            152,007,145                0.8%
#   POSCO, Sponsored ADR....................   1,487,744             82,078,836                0.5%
    Shinhan Financial Group Co., Ltd........   2,592,282             97,975,006                0.5%
    SK Innovation Co., Ltd..................     880,786            137,718,665                0.8%
    Other Securities........................                      1,910,341,196                9.9%
                                                                 --------------               ----
TOTAL SOUTH KOREA...........................                      3,144,482,999               16.8%
                                                                 --------------               ----
TAIWAN -- (16.1%)
#   Cathay Financial Holding Co., Ltd.......  89,008,000            128,889,397                0.7%
    China Steel Corp........................ 139,388,320            112,626,574                0.6%
    CTBC Financial Holding Co., Ltd......... 158,940,073            108,882,159                0.6%
    Fubon Financial Holding Co., Ltd........  88,876,471            131,340,683                0.7%
    Hon Hai Precision Industry Co., Ltd.....  65,155,192            183,433,254                1.0%
    Mega Financial Holding Co., Ltd.........  96,252,796             92,408,266                0.5%
    Taiwan Cement Corp......................  64,501,697             87,731,793                0.5%
#   United Microelectronics Corp............ 197,526,681             86,131,100                0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                          PERCENTAGE
                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Other Securities......................                    $ 2,140,236,409               11.3%
                                                                ---------------              -----
TOTAL TAIWAN................................                      3,071,679,635               16.4%
                                                                ---------------              -----
THAILAND -- (3.1%)
      PTT PCL............................... 98,695,400             150,709,499                0.8%
      Other Securities......................                        447,385,930                2.4%
                                                                ---------------              -----
TOTAL THAILAND..............................                        598,095,429                3.2%
                                                                ---------------              -----
TURKEY -- (0.9%)
      Other Securities......................                        175,091,631                0.9%
                                                                ---------------              -----
TOTAL COMMON STOCKS.........................                     18,309,000,820               97.7%
                                                                ---------------              -----
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
      Petroleo Brasileiro SA................ 17,582,289             121,561,770                0.7%
      Other Securities......................                         79,819,259                0.4%
                                                                ---------------              -----
TOTAL BRAZIL................................                        201,381,029                1.1%
                                                                ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities......................                         13,832,724                0.1%
                                                                ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security........................                            460,256                0.0%
                                                                ---------------              -----
TOTAL PREFERRED STOCKS......................                        215,674,009                1.2%
                                                                ---------------              -----
RIGHTS/WARRANTS -- (0.1%)
      Other Securities......................                          8,162,045                0.0%
                                                                ---------------              -----
TOTAL INVESTMENT SECURITIES.................                     18,532,836,874
                                                                ---------------

                                                                    VALUE+
                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  The DFA Short Term Investment Fund.... 44,287,987             512,456,292                2.7%
                                                                ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,429,703,368)....................                    $19,045,293,166              101.6%
                                                                ===============              =====

As of April 30, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....    650     06/21/19  $ 33,805,254 $ 35,106,500   $1,301,246
S&P 500(R) Emini Index.............    601     06/21/19    86,822,447   88,602,425    1,779,978
                                                         ------------ ------------   ----------
TOTAL FUTURES CONTRACTS............                      $120,627,701 $123,708,925   $3,081,224
                                                         ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,396,627,194 $     9,744,472   --    $ 1,406,371,666
   Chile................    253,085,223              --   --        253,085,223
   China................    293,869,031   2,921,258,273   --      3,215,127,304
   Colombia.............     37,488,559              --   --         37,488,559
   Czech Republic.......             --      38,466,566   --         38,466,566
   Greece...............             --      11,392,496   --         11,392,496
   Hungary..............             --      51,048,261   --         51,048,261
   India................    120,473,910   2,406,183,695   --      2,526,657,605
   Indonesia............        505,980     511,988,321   --        512,494,301
   Malaysia.............             --     528,665,885   --        528,665,885
   Mexico...............    613,073,289              --   --        613,073,289
   Philippines..........             --     210,358,900   --        210,358,900
   Poland...............             --     240,738,951   --        240,738,951
   Russia...............    151,809,866     253,774,288   --        405,584,154
   Singapore............             --         150,351   --            150,351
   South Africa.........    148,703,568   1,120,244,047   --      1,268,947,615
   South Korea..........    351,967,821   2,792,515,178   --      3,144,482,999
   Taiwan...............     31,734,499   3,039,945,136   --      3,071,679,635
   Thailand.............    598,052,205          43,224   --        598,095,429
   Turkey...............             --     175,091,631   --        175,091,631
Preferred Stocks
   Brazil...............    201,381,029              --   --        201,381,029
   Colombia.............     13,832,724              --   --         13,832,724
   South Korea..........             --         460,256   --            460,256
Rights/Warrants
   Hong Kong............             --           4,850   --              4,850
   India................             --       7,193,128   --          7,193,128
   Indonesia............             --         270,462   --            270,462
   South Korea..........             --         693,605   --            693,605
Securities Lending
  Collateral............             --     512,456,292   --        512,456,292
Futures Contracts**.....      3,081,224              --   --          3,081,224
                         -------------- ---------------   --    ---------------
TOTAL................... $4,215,686,122 $14,832,688,268   --    $19,048,374,390
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND
                                                                    -----------
ASSETS:
Investments at Value (including $826,408 of securities on loan)*... $18,532,837
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $512,390).....................................     512,456
Segregated Cash for Futures Contracts..............................       5,476
Foreign Currencies at Value........................................      78,816
Cash...............................................................     119,672
Receivables:
   Investment Securities Sold......................................      27,205
   Dividends and Interest..........................................      16,874
   Securities Lending Income.......................................       1,380
   Futures Margin Variation........................................         120
Prepaid Expenses and Other Assets..................................          20
                                                                    -----------
       Total Assets................................................  19,294,856
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     512,413
   Investment Securities Purchased.................................      38,700
   Due to Advisor..................................................       1,554
Deferred Taxes Payable.............................................       1,063
Accrued Expenses and Other Liabilities.............................       3,223
                                                                    -----------
       Total Liabilities...........................................     556,953
                                                                    -----------
NET ASSETS......................................................... $18,737,903
                                                                    ===========
Investments at Cost................................................ $16,917,314
                                                                    ===========
Foreign Currencies at Cost......................................... $    79,387
                                                                    ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                            (AMOUNTS IN THOUSANDS)

                                                                    DIMENSIONAL
                                                                     EMERGING
                                                                      MARKETS
                                                                    VALUE FUND#
                                                                    -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,073)............ $  156,071
   Income from Securities Lending..................................      7,470
                                                                    ----------
       Total Investment Income.....................................    163,541
                                                                    ----------
EXPENSES
   Investment Management Fees......................................      8,796
   Accounting & Transfer Agent Fees................................        398
   Custodian Fees..................................................      2,727
   Directors'/Trustees' Fees & Expenses............................         68
   Professional Fees...............................................        179
   Other...........................................................        314
                                                                    ----------
       Total Expenses..............................................     12,482
                                                                    ----------
   Fees Paid Indirectly (Note C)...................................       (404)
                                                                    ----------
   Net Expenses....................................................     12,078
                                                                    ----------
   NET INVESTMENT INCOME (LOSS)....................................    151,463
                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................    100,874
       Affiliated Investment Companies Shares Sold.................          4
       Futures.....................................................      5,284
       Foreign Currency Transactions...............................     (2,639)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  1,331,379
       Affiliated Investment Companies Shares......................         43
       Futures.....................................................     11,985
       Translation of Foreign Currency-Denominated Amounts.........        (46)
                                                                    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,446,884
                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.... $1,598,347
                                                                    ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        DIMENSIONAL EMERGING
                                                         MARKETS VALUE FUND
                                                      ------------------------
                                                      SIX MONTHS      YEAR
                                                         ENDED        ENDED
                                                        APR 30,      OCT 31,
                                                         2019         2018
                                                      -----------  -----------
                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)...................... $   151,463  $   536,296
   Net Realized Gain (Loss) on:
       Investment Securities Sold*/,/**..............     100,874      306,868
       Affiliated Investment Companies Shares
         Sold........................................           4          (45)
       Futures.......................................       5,284        7,329
       Foreign Currency Transactions.................      (2,639)      (7,429)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency....................................   1,331,379   (2,460,561)
       Affiliated Investment Companies Shares........          43            4
       Futures.......................................      11,985      (12,284)
       Translation of Foreign
         Currency-Denominated Amounts................         (46)          34
                                                      -----------  -----------
          Net Increase (Decrease) in Net
            Assets Resulting from Operations.........   1,598,347   (1,629,788)
                                                      -----------  -----------
Transactions in Interest:
   Contributions.....................................   1,150,774    1,168,085
   Withdrawals.......................................    (696,125)  (2,465,601)
                                                      -----------  -----------
          Net Increase (Decrease) from
            Transactions in Interest.................     454,649   (1,297,516)
                                                      -----------  -----------
          Total Increase (Decrease) in Net
            Assets...................................   2,052,996   (2,927,304)
NET ASSETS
   Beginning of Period...............................  16,684,907   19,612,211
                                                      -----------  -----------
   End of Period..................................... $18,737,903  $16,684,907
                                                      ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                              ---------------------------------------------------------------------------------
                                SIX MONTHS        YEAR         YEAR         YEAR          YEAR          YEAR
                                   ENDED          ENDED        ENDED        ENDED         ENDED         ENDED
                                  APR 30,        OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                   2019           2018         2017         2016          2015          2014
                              -----------     -----------   -----------  -----------  -----------   -----------
                                (UNAUDITED)
Total Return.................        9.63%(B)       (9.06%)       24.89%       15.80%      (17.95%)       (1.09%)
                              -----------     -----------   -----------  -----------  -----------   -----------
Net Assets, End of Period
  (thousands)................ $18,737,903     $16,684,907   $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average
  Net Assets.................        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  Paid Indirectly)...........        0.14%(C)        0.14%         0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment
  Income to Average Net
  Assets.....................        1.72%(C)        2.78%         2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate......           6%(B)          13%           14%          12%          14%           12%
                              -----------     -----------   -----------  -----------  -----------   -----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Fund enters into foreign currency contracts.
A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $638 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the six months ended April 30, 2019, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

                Dimensional Emerging Markets Value Fund.. 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2019, expenses reduced were the following (amount in thousands):

                                                        FEES PAID
                                                        INDIRECTLY
                                                        ----------
              Dimensional Emerging Markets Value Fund..    $404

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO were $8 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                   OTHER INVESTMENT SECURITIES
                                                   ---------------------------
                                                    PURCHASES       SALES
                                                   ----------       --------
         Dimensional Emerging Markets Value Fund.. $1,614,562     $999,839

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                         CHANGE IN
                                                                                          NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................     $317,651     $1,401,865 $1,207,107      $4           $43
                                                       --------     ---------- ----------      --           ---
TOTAL                                                  $317,651     $1,401,865 $1,207,107      $4           $43
                                                       ========     ========== ==========      ==           ===


                                                     BALANCE AT    SHARES AS OF  DIVIDEND  CAPITAL GAIN
                                                   APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                   -------------- -------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund................    $512,456        44,288      $6,983       --
                                                      --------        ------      ------       --
TOTAL                                                 $512,456        44,288      $6,983       --
                                                      ========        ======      ======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                       NET
                                                                                    UNREALIZED
                                           FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                           TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                          ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund.. $17,429,703  $4,005,245   $(2,389,655)    $1,615,590

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amount in thousands):

                                                         FUTURES
                                                         --------
               Dimensional Emerging Markets Value Fund.. $107,862

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                              ------------------------------
                                               TOTAL VALUE
                                                    AT           EQUITY
                                              APRIL 30, 2019 CONTRACTS *,(1)
                                              -------------- ---------------
    Dimensional Emerging Markets Value Fund..     $3,081         $3,081

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                                   -----------------------
                                                               EQUITY
                                                    TOTAL   CONTRACTS (1)
                                                   ------   -------------
         Dimensional Emerging Markets Value Fund.. $5,284      $5,284

                                                  CHANGE IN UNREALIZED APPRECIATION
                                                  (DEPRECIATION) ON DERIVATIVES
                                                  ---------------------------------
                                                                   EQUITY
                                                    TOTAL       CONTRACTS (2)
                                                  -------       -------------
        Dimensional Emerging Markets Value Fund.. $11,985          $11,985

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                          ------------- ------------ ------------ -------- --------------- ----------------
Dimensional Emerging Markets Value Fund..     2.95%         $55           3          --          $55              --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the six months ended April 30, 2019.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

   For the six months ended April 30, 2019, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                 PURCHASES SALES REALIZED GAIN (LOSS)
 ---------                                 --------- ----- --------------------
 Dimensional Emerging Markets Value Fund..  $2,027   $741         $(246)

I. SECURITIES LENDING:

   As of April 30, 2019, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                         NON-CASH
                                                        COLLATERAL
                                                          MARKET
                                                          VALUE
                                                        ----------
              Dimensional Emerging Markets Value Fund..  $414,672

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2019
                                         -----------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                         ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks........................   $512,456       --         --         --    $512,456

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                 DFA043019-001S
                                                                    00230813

                                                             [Logo] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

U.S. LARGE CAP VALUE PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[Logo] Dimensional

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................   2
   Disclosure of Portfolio Holdings.......................................   3
   Schedule of Investments
       U.S. Large Cap Value Portfolio II..................................   4
   Statement of Assets and Liabilities....................................   5
   Statement of Operations................................................   6
   Statements of Changes in Net Assets....................................   7
   Financial Highlights...................................................   8
   Notes to Financial Statements..........................................   9
   Section 19(a) Notice...................................................  16
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................  17
   Disclosure of Portfolio Holdings.......................................  18
   Summary Schedule of Portfolio Holdings
       The U.S. Large Cap Value Series....................................  19
   Statement of Assets and Liabilities....................................  22
   Statement of Operations................................................  23
   Statements of Changes in Net Assets....................................  24
   Financial Highlights...................................................  25
   Notes to Financial Statements..........................................  26
VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............................  35
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS........................  36

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------
Investment Abbreviations
   P.L.C.                 Public Limited Company

Investment Footnotes
   +                      See Note B to Financial Statements.
   ++                     Calculated as a percentage of total net assets.
                          Percentages shown parenthetically next to the
                          category headings have been calculated as a
                          percentage of total investments. "Other
                          Securities" are those securities that are not
                          among the top 50 holdings in unaffiliated issuers
                          of the Fund or do not represent more than 1.0% of
                          the net assets of the Fund. Some of the individual
                          securities within this category may include Total
                          or Partial Securities on Loan and/or Non-Income
                          Producing Securities.
   *                      Non-Income Producing Securities.
   @                      Security purchased with cash proceeds from
                          Securities on Loan.
   (S)                    Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)                    Computed using average shares outstanding.
   (B)                    Non-Annualized
   (C)                    Represents the combined ratios for the respective
                          Portfolio and its respective pro-rata share of its Master Fund(s).
   (D)                    Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --                     Amounts designated as -- are either zero or
                          rounded to zero.
   SEC                    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLE

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
U.S. LARGE CAP VALUE PORTFOLIO II (2)
-------------------------------------
Actual Fund Return.................... $1,000.00 $1,043.70    0.16%     $0.81
Hypothetical 5% Annual Return......... $1,000.00 $1,024.00    0.16%     $0.80

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                              AFFILIATED INVESTMENT COMPANY
                                              -----------------------------
     U.S. Large Cap Value Portfolio II.......             100.0%

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                       VALUE+
                                                                    ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company................................ $172,496,062
                                                                    ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............... $172,496,062
                                                                    ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    U.S. LARGE CAP
                                                                  VALUE PORTFOLIO II
                                                                  ------------------
ASSETS:
Investments in Affiliated Investment Company at Value............    $    172,496
Receivables:
Prepaid Expenses and Other Assets................................               8
                                                                     ------------
       Total Assets..............................................         172,504
                                                                     ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................              69
   Due to Advisor................................................               2
Accrued Expenses and Other Liabilities...........................              20
                                                                     ------------
       Total Liabilities.........................................              91
                                                                     ------------
NET ASSETS.......................................................    $    172,413
                                                                     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................      10,181,895
                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.........    $      16.93
                                                                     ============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................    $    101,119
Total Distributable Earnings (Loss)..............................          71,294
                                                                     ------------
NET ASSETS.......................................................    $    172,413
                                                                     ============
(1) NUMBER OF SHARES AUTHORIZED..................................     300,000,000
                                                                     ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    U.S. LARGE CAP
                                                                  VALUE PORTFOLIO II*
                                                                  -------------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0)...............       $2,146
   Income from Securities Lending................................            5
   Expenses Allocated from Affiliated Investment Companies.......          (90)
                                                                        ------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.....................        2,061
                                                                        ------
FUND EXPENSES
   Investment Management Fees....................................           91
   Accounting & Transfer Agent Fees..............................           10
   Filing Fees...................................................           11
   Shareholders' Reports.........................................            7
   Legal Fees....................................................            1
   Other.........................................................            1
                                                                        ------
          Total Fund Expenses....................................          121
                                                                        ------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor (Note C)........          (83)
                                                                        ------
   Net Expenses..................................................           38
                                                                        ------
   NET INVESTMENT INCOME (LOSS)..................................        2,023
                                                                        ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company**...............................................        2,637
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company.................................................        2,559
                                                                        ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................        5,196
                                                                        ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................................       $7,219
                                                                        ======

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          U.S. LARGE CAP VALUE
                                                              PORTFOLIO II
                                                          --------------------
                                                          SIX MONTHS    YEAR
                                                             ENDED      ENDED
                                                            APR 30,    OCT 31,
                                                             2019       2018
                                                          ----------- --------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................  $  2,023   $  3,860
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**..........................     2,637     12,976
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from Affiliated
         Investment Company..............................     2,559    (11,330)
                                                           --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................     7,219      5,506
                                                           --------   --------
Distributions:
       Institutional Class Shares........................   (14,832)   (17,481)
                                                           --------   --------
          Total Distributions............................   (14,832)   (17,481)
                                                           --------   --------
Capital Share Transactions (1):
   Shares Issued.........................................     4,479     15,250
   Shares Issued in Lieu of Cash Distributions...........    14,832     17,481
   Shares Redeemed.......................................    (9,255)   (27,651)
                                                           --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    10,056      5,080
                                                           --------   --------
          Total Increase (Decrease) in Net Assets........     2,443     (6,895)
NET ASSETS
   Beginning of Period...................................   169,970    176,865
                                                           --------   --------
   End of Period.........................................  $172,413   $169,970
                                                           ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       271        805
   Shares Issued in Lieu of Cash Distributions...........       978        947
   Shares Redeemed.......................................      (565)    (1,470)
                                                           --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................       684        282
                                                           ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE CAP VALUE PORTFOLIO II
                                                             --------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                               APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                2019         2018      2017      2016      2015      2014
                                                             -----------   --------  --------  --------  --------  --------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $  17.90     $  19.19  $  16.24  $  15.90  $  16.04  $  14.13
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................      0.20         0.40      0.39      0.37      0.35      0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      0.39         0.20      3.47      0.36     (0.15)     1.91
                                                              --------     --------  --------  --------  --------  --------
       Total from Investment Operations.....................      0.59         0.60      3.86      0.73      0.20      2.19
                                                              --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................     (0.20)       (0.40)    (0.39)    (0.39)    (0.34)    (0.28)
   Net Realized Gains.......................................     (1.36)       (1.49)    (0.52)       --        --        --
                                                              --------     --------  --------  --------  --------  --------
       Total Distributions..................................     (1.56)       (1.89)    (0.91)    (0.39)    (0.34)    (0.28)
                                                              --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period..............................  $  16.93     $  17.90  $  19.19  $  16.24  $  15.90  $  16.04
                                                              ========     ========  ========  ========  ========  ========
Total Return................................................      4.37%(B)     2.94%    24.27%     4.68%     1.33%    15.59%
                                                              --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands).......................  $172,413     $169,970  $176,865  $151,171  $157,737  $174,103
Ratio of Expenses to Average Net Assets (C).................      0.16%(D)     0.14%     0.14%     0.15%     0.15%     0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (C)............................      0.26%(D)     0.24%     0.24%     0.25%     0.18%     0.16%
Ratio of Net Investment Income to Average Net Assets (C)....      2.45%(D)     2.11%     2.16%     2.37%     2.16%     1.86%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, U.S. Large Cap Value Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Portfolio owned 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   During the six months ended April 30, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.11% of the Portfolio's average daily net assets.

   Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the six months ended April 30, 2019, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                                  NET WAIVED FEES/
                                                                  EXPENSES ASSUMED     PREVIOUSLY
                                                     RECOVERY        (RECOVERED       WAIVED FEES/
                                        TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                      MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES            FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------            ---------- ---------------- ----------------- -----------------
U.S. Large Cap Value Portfolio II....    0.11%          --               $83               --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $16 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

               U.S. Large Cap Value Portfolio II............ $7

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM   TAX EXEMPT
                                    CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                    -------------- ------------- ---------- -------
U.S. Large Cap Value Portfolio II
2017...............................     $3,640        $ 4,829        --     $ 8,469
2018...............................      4,352         13,129        --      17,481

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                                 TOTAL NET
                                    NET INVESTMENT                              DISTRIBUTABLE
                                      INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                      SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                    CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                    -------------- ------------- -------------- -------------
U.S. Large Cap Value Portfolio II..      $329         $12,858       $69,259        $82,446

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                   NET
                                                                                UNREALIZED
                                         FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                         TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         -------- ------------ -------------- --------------
U.S. Large Cap Value Portfolio II....... $105,680   $66,689          --          $66,689

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

J. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolio's outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                             APPROXIMATE
                                                              PERCENTAGE
                                                NUMBER OF   OF OUTSTANDING
                                               SHAREHOLDERS     SHARES
                                               ------------ --------------
      U.S. Large Cap Value Portfolio II.......      2            100%

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP
v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap

Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                         --------------------------------------------
                                          NET INCOME FOR      ACCUMULATED
                                          THE CURRENT OR     UNDISTRIBUTED
                                             PRECEDING        NET PROFITS    PAID-IN
                                           FISCAL YEAR,      FROM THE SALE   SURPLUS
                                          AND ACCUMULATED    OF SECURITIES   OR OTHER
                                         UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                INCOME          PROPERTIES      SOURCE
--------------                           -----------------   -------------   --------
U.S. Large Cap Value Portfolio II
   December 18, 2018....................        92%                0%           8%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLE

                                         BEGINNING  ENDING               EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                           VALUE    VALUE     EXPENSE     DURING
                                         11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                         --------- --------- ---------- ----------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return...................... $1,000.00 $1,044.40    0.11%     $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%     $0.55

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

  THE U.S. LARGE CAP VALUE SERIES
Communication Services........   9.4%
Consumer Discretionary........   7.3%
Consumer Staples..............   5.2%
Energy........................  14.6%
Financials....................  22.6%
Health Care...................  14.4%
Industrials...................  10.6%
Information Technology........  10.6%
Materials.....................   4.7%
Real Estate...................   0.3%
Utilities.....................   0.3%
                               -----
                               100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
    AT&T, Inc.................................... 35,433,006 $1,097,005,866       3.6%
*   Charter Communications, Inc., Class A........    940,732    349,190,311       1.2%
    Comcast Corp., Class A....................... 21,941,529    955,114,757       3.2%
    Other Securities.............................               414,624,150       1.3%
                                                             --------------      ----
TOTAL COMMUNICATION SERVICES.....................             2,815,935,084       9.3%
                                                             --------------      ----
CONSUMER DISCRETIONARY -- (7.1%)
    Ford Motor Co................................ 16,051,999    167,743,390       0.6%
    General Motors Co............................  6,055,833    235,874,695       0.8%
    Royal Caribbean Cruises, Ltd.................  1,239,713    149,930,890       0.5%
    Other Securities.............................             1,650,971,075       5.4%
                                                             --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................             2,204,520,050       7.3%
                                                             --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A........  3,530,822    179,542,299       0.6%
    Walgreens Boots Alliance, Inc................  3,401,321    182,208,766       0.6%
    Walmart, Inc.................................  5,346,820    549,866,969       1.8%
    Other Securities.............................               661,490,871       2.2%
                                                             --------------      ----
TOTAL CONSUMER STAPLES...........................             1,573,108,905       5.2%
                                                             --------------      ----
ENERGY -- (14.1%)
    Chevron Corp.................................  8,332,828  1,000,439,330       3.3%
    ConocoPhillips...............................  5,133,675    324,037,566       1.1%
    Exxon Mobil Corp............................. 14,447,635  1,159,856,138       3.8%
    Kinder Morgan, Inc...........................  7,052,891    140,140,944       0.5%
    Marathon Petroleum Corp......................  3,692,836    224,782,927       0.7%
    Occidental Petroleum Corp....................  3,079,335    181,311,245       0.6%
    Valero Energy Corp...........................  2,510,791    227,628,312       0.7%
    Other Securities.............................             1,118,701,647       3.7%
                                                             --------------      ----
TOTAL ENERGY.....................................             4,376,898,109      14.4%
                                                             --------------      ----
FINANCIALS -- (21.9%)
    Bank of America Corp......................... 17,339,347    530,237,201       1.7%
    Bank of New York Mellon Corp. (The)..........  3,775,210    187,476,929       0.6%
*   Berkshire Hathaway, Inc., Class B............  2,954,909    640,358,329       2.1%
    Capital One Financial Corp...................  2,121,634    196,951,284       0.6%
    Citigroup, Inc...............................  7,147,502    505,328,391       1.7%
    Goldman Sachs Group, Inc. (The)..............  1,573,221    323,957,668       1.1%
    JPMorgan Chase & Co..........................  8,086,435    938,430,782       3.1%
    Morgan Stanley...............................  5,549,021    267,740,263       0.9%
    PNC Financial Services Group, Inc. (The).....  1,313,525    179,860,978       0.6%
    Travelers Cos., Inc. (The)...................  1,165,331    167,516,331       0.6%
    Wells Fargo & Co............................. 15,105,491    731,256,819       2.4%
    Other Securities.............................             2,115,464,492       7.0%
                                                             --------------      ----
TOTAL FINANCIALS.................................             6,784,579,467      22.4%
                                                             --------------      ----
HEALTH CARE -- (13.9%)
    Abbott Laboratories..........................  4,087,436    325,196,408       1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE+      OF NET ASSETS++
                                                       ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Anthem, Inc.......................................   1,376,563 $   362,077,366       1.2%
*   Cigna Corp........................................   1,485,867     236,015,114       0.8%
    CVS Health Corp...................................   5,855,936     318,445,800       1.1%
    Danaher Corp......................................   1,886,239     249,813,493       0.8%
    Medtronic P.L.C...................................   4,359,974     387,209,291       1.3%
    Pfizer, Inc.......................................  24,583,746     998,345,925       3.3%
    Thermo Fisher Scientific, Inc.....................   1,073,774     297,918,596       1.0%
    Other Securities..................................               1,131,276,788       3.6%
                                                                   ---------------      ----
TOTAL HEALTH CARE.....................................               4,306,298,781      14.2%
                                                                   ---------------      ----
INDUSTRIALS -- (10.2%)
    Delta Air Lines, Inc..............................   2,950,569     171,988,667       0.6%
    Eaton Corp. P.L.C.................................   1,816,899     150,475,575       0.5%
    FedEx Corp........................................   1,023,792     193,967,632       0.6%
    Norfolk Southern Corp.............................   1,385,379     282,645,024       0.9%
    Republic Services, Inc............................   1,904,674     157,745,101       0.5%
    Stanley Black & Decker, Inc.......................   1,036,769     151,990,335       0.5%
*   United Continental Holdings, Inc..................   1,791,923     159,230,278       0.5%
    United Technologies Corp..........................   2,077,962     296,338,161       1.0%
    Other Securities..................................               1,601,793,037       5.3%
                                                                   ---------------      ----
TOTAL INDUSTRIALS.....................................               3,166,173,810      10.4%
                                                                   ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
    Broadcom, Inc.....................................     457,974     145,818,922       0.5%
    Cisco Systems, Inc................................   4,131,076     231,133,702       0.8%
    Fidelity National Information Services, Inc.......   1,231,562     142,774,983       0.5%
    HP, Inc...........................................   9,619,949     191,917,982       0.6%
    Intel Corp........................................  22,465,295   1,146,628,657       3.8%
*   Micron Technology, Inc............................   5,266,057     221,490,357       0.7%
    Other Securities..................................               1,112,561,335       3.6%
                                                                   ---------------      ----
TOTAL INFORMATION TECHNOLOGY..........................               3,192,325,938      10.5%
                                                                   ---------------      ----
MATERIALS -- (4.5%)
    Nucor Corp........................................   2,517,086     143,650,098       0.5%
    Other Securities..................................               1,268,707,050       4.2%
                                                                   ---------------      ----
TOTAL MATERIALS.......................................               1,412,357,148       4.7%
                                                                   ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities..................................                  87,404,723       0.3%
                                                                   ---------------      ----
UTILITIES -- (0.3%)
    Other Securities..................................                  94,445,605       0.3%
                                                                   ---------------      ----
TOTAL COMMON STOCKS...................................              30,014,047,620      99.0%
                                                                   ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S. Government Money
      Market Fund, 2.370%............................. 276,182,719     276,182,719       0.9%
                                                                   ---------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                      SHARES       VALUE+      OF NET ASSETS++
                                                    ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund........... 60,841,593 $   703,998,078        2.3%
                                                               ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $23,161,639,466)...........................            $30,994,228,417      102.2%
                                                               ===============      =====

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                                    ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.......                      $200,416,238 $213,029,125  $12,612,887
                                                    ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
Common Stocks
   Communication Services............... $ 2,815,935,084           --   --    $ 2,815,935,084
   Consumer Discretionary...............   2,204,520,050           --   --      2,204,520,050
   Consumer Staples.....................   1,573,108,905           --   --      1,573,108,905
   Energy...............................   4,376,898,109           --   --      4,376,898,109
   Financials...........................   6,784,579,467           --   --      6,784,579,467
   Health Care..........................   4,306,298,781           --   --      4,306,298,781
   Industrials..........................   3,166,173,810           --   --      3,166,173,810
   Information Technology...............   3,192,325,938           --   --      3,192,325,938
   Materials............................   1,412,357,148           --   --      1,412,357,148
   Real Estate..........................      87,404,723           --   --         87,404,723
   Utilities............................      94,445,605           --   --         94,445,605
Temporary Cash Investments..............     276,182,719           --   --        276,182,719
Securities Lending Collateral...........              -- $703,998,078   --        703,998,078
Futures Contracts**.....................      12,612,887           --   --         12,612,887
                                         --------------- ------------   --    ---------------
TOTAL................................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                         =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                            THE U.S. LARGE
                                                                              CAP VALUE
                                                                               SERIES*
                                                                            --------------
ASSETS:
Investments at Value (including $935,183 of securities on loan, respectively)............................................................  $30,014,048
Temporary Cash Investments at Value & Cost.................................      276,183
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $703,934).............................................      703,998
Segregated Cash for Futures Contracts......................................        9,103
Foreign Currencies at Value................................................            7
Receivables:
   Dividends and Interest..................................................       39,398
   Securities Lending Income...............................................          134
   Futures Margin Variation................................................          405
Prepaid Expenses and Other Assets..........................................           39
                                                                             -----------
       Total Assets........................................................   31,043,315
                                                                             -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned........................................      703,931
   Investment Securities Purchased.........................................       21,862
   Due to Advisor..........................................................        2,469
Accrued Expenses and Other Liabilities.....................................        2,415
                                                                             -----------
       Total Liabilities...................................................      730,677
                                                                             -----------
NET ASSETS.................................................................  $30,312,638
                                                                             ===========
Investments at Cost........................................................  $22,181,523
                                                                             ===========
Foreign Currencies at Cost.................................................  $         8
                                                                             ===========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                       THE U.S. LARGE
                                                                         CAP VALUE
                                                                          SERIES#
                                                                       --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0)....................   $  370,467
   Income from Securities Lending.....................................          925
                                                                         ----------
          Total Investment Income.....................................      371,392
                                                                         ----------
EXPENSES
   Investment Management Fees.........................................       14,269
   Accounting & Transfer Agent Fees...................................          597
   Custodian Fees.....................................................          146
   Directors'/Trustees' Fees & Expenses...............................          109
   Professional Fees..................................................          190
   Other..............................................................          297
                                                                         ----------
          Total Expenses..............................................       15,608
                                                                         ----------
   Net Expenses.......................................................       15,608
                                                                         ----------
   NET INVESTMENT INCOME (LOSS).......................................      355,784
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................      496,183
       Affiliated Investment Companies Shares Sold....................           32
       Futures........................................................      (15,917)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................      399,563
       Affiliated Investment Companies Shares.........................           41
       Futures........................................................       26,331
                                                                         ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................      906,233
                                                                         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $1,262,017
                                                                         ==========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  THE U.S. LARGE CAP VALUE
                                                                                           SERIES
                                                                                  ------------------------
                                                                                  SIX MONTHS      YEAR
                                                                                     ENDED        ENDED
                                                                                    APR 30,      OCT 31,
                                                                                     2019         2018
                                                                                  -----------  -----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   355,784  $   633,952
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..........................................     496,183    1,506,250
       Affiliated Investment Companies Shares Sold...............................          32          (48)
       Futures...................................................................     (15,917)      32,885
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................     399,563   (1,356,683)
       Affiliated Investment Companies Shares....................................          41          (15)
       Futures...................................................................      26,331      (21,778)
                                                                                  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........   1,262,017      794,563
                                                                                  -----------  -----------
Transactions in Interest:
   Contributions.................................................................   2,611,532    2,333,386
   Withdrawals...................................................................  (2,803,706)  (1,561,700)
                                                                                  -----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................    (192,174)     771,686
                                                                                  -----------  -----------
          Total Increase (Decrease) in Net Assets................................   1,069,843    1,566,249
NET ASSETS
   Beginning of Period...........................................................  29,242,795   27,676,546
                                                                                  -----------  -----------
   End of Period................................................................. $30,312,638  $29,242,795
                                                                                  ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                           -------------------------------------------------------------------------------
                                             SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                               ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                              APR 30,        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                2019          2018         2017         2016         2015         2014
                                           -----------     -----------  -----------  -----------  -----------  -----------
                                            (UNAUDITED)
Total Return..............................        4.44%(B)        2.95%       24.31%        4.75%        1.32%       15.67%
                                           -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)..... $30,312,638     $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net
  Assets..................................        0.11%(D)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average
   Net Assets.............................        2.49%(D)        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate...................           5%(B)          13%          15%          15%          16%          15%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The U.S. Large Cap Value Series (the "Series"), is presented in this report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amount paid by the Trust to the CCO was $41 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

            The U.S. Large Cap Value Series................... $685

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series' made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                               OTHER INVESTMENT SECURITIES
                                               ---------------------------
                                               PURCHASES       SALES
                                                ----------    ----------
           The U.S. Large Cap Value Series.... $2,022,253    $1,421,302

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                    NET
                                                  REALIZED   CHANGE IN               SHARES
                BALANCE AT                         GAIN/    UNREALIZED   BALANCE AT   AS OF
                OCTOBER 31, PURCHASES   PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30,  APRIL 30, DIVIDEND CAPITAL GAIN
                   2018      AT COST   FROM SALES ON SALES DEPRECIATION     2019      2019     INCOME  DISTRIBUTIONS
                ----------- ---------- ---------- -------- ------------- ---------- --------- -------- -------------
THE U.S. LARGE
  CAP VALUE
  SERIES
The DFA Short
  Term
  Investment
  Fund           $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 --------   ---------- ----------   ---         ---       --------   ------    ------       --
TOTAL            $516,726   $2,716,366 $2,529,167   $32         $41       $703,998   60,842    $7,843       --
                 ========   ========== ==========   ===         ===       ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                               FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series.............. $23,161,639  $8,927,588   $(1,094,999)    $7,832,589

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entrance into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amount in thousands):

                                                      FUTURES
                                                      --------
                  The U.S. Large Cap Value Series.... $196,199

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                              ASSET DERIVATIVES VALUE
                                           ------------------------------
                                            TOTAL VALUE
                                                 AT           EQUITY
                                           APRIL 30, 2019 CONTRACTS *,(1)
                                           -------------- ---------------
       The U.S. Large Cap Value Series....    $12,613         $12,613

--------
(1)Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                              ----------------------
                                                           EQUITY
                                                TOTAL   CONTRACTS (1)
                                              --------  -------------
          The U.S. Large Cap Value Series.... $(15,917)   $(15,917)

                                               CHANGE IN UNREALIZED
                                                   APPRECIATION
                                                  (DEPRECIATION)
                                                  ON DERIVATIVES
                                               ---------------------
                                                          EQUITY
                                                TOTAL  CONTRACTS (2)
                                               ------- -------------
           The U.S. Large Cap Value Series.... $26,331    $26,331

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the six months ended April 30, 2019.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amount in thousands):

PORTFOLIO                                PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                --------- ------- --------------------
The U.S. Large Cap Value Series.........  $67,784  $87,076       $(21,717)

J. SECURITIES LENDING:

   As of April 30, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
              The U.S. Large Cap Value Series.........  $257,733

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                 AS OF APRIL 30, 2019
                                 -----------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                 ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks................   $703,998       --         --         --    $703,998

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP
v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for U.S. Large Cap Value Portfolio II and The U.S. Large Cap Value Series (collectively, the "Funds").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
CONTINUED

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                   DFA043019-009S
                                                                      00230817

                                                             [Logo] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[Logo] Dimensional

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................   2
   Disclosure of Portfolio Holdings.......................................   4
   Schedules of Investments
       DFA International Value Portfolio III..............................   5
       U.S. Large Cap Value Portfolio III.................................   6
       Tax-Managed U.S. Marketwide Value Portfolio II.....................   7
   Statements of Assets and Liabilities...................................   8
   Statements of Operations...............................................   9
   Statements of Changes in Net Assets....................................  10
   Financial Highlights...................................................  11
   Notes to Financial Statements..........................................  13
   Section 19(a) Notice...................................................  22
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................  23
   Disclosure of Portfolio Holdings.......................................  25
   Summary Schedules of Portfolio Holdings
       The DFA International Value Series.................................  26
       The U.S. Large Cap Value Series....................................  30
       The Tax-Managed U.S. Marketwide Value Series.......................  33
   Statements of Assets and Liabilities...................................  36
   Statements of Operations...............................................  37
   Statements of Changes in Net Assets....................................  38
   Financial Highlights...................................................  39
   Notes to Financial Statements..........................................  41
VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............................  52
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS........................  53

This report is submitted for the information of each Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
--------------------------------------------------------------
Investment Abbreviations
   ADR                              American Depositary Receipt
   P.L.C.                           Public Limited Company
   SA                               Special Assessment

Investment Footnotes
   +                                See Note B to Financial Statements.
   (double right angle quote)       Securities that have generally been
                                    fair value factored. See Note B to
                                    Financial Statements.
   ++                               Calculated as a percentage of total net
                                    assets. Percentages shown
                                    parenthetically next to the category
                                    headings have been calculated as a
                                    percentage of total investments. "Other
                                    Securities" are those securities that
                                    are not among the top 50 holdings in
                                    unaffiliated issuers of the Fund or do
                                    not represent more than 1.0% of the net
                                    assets of the Fund. Some of the
                                    individual securities within this
                                    category may include Total or Partial
                                    Securities on Loan and/or Non-Income
                                    Producing Securities.
   #                                Total or Partial Securities on Loan.
   @                                Security purchased with cash proceeds
                                    from Securities on Loan.
   (S)                              Affiliated Fund.
   *                                Non-Income Producing Securities.

FINANCIAL HIGHLIGHTS
--------------------

   (A)                              Computed using average shares
                                    outstanding.
   (B)                              Non-Annualized
   (C) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
   (D)                              Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --                               Amounts designated as -- are either
                                    zero or rounded to zero.
   SEC                              Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
DFA INTERNATIONAL VALUE PORTFOLIO III (2)
-----------------------------------------
Actual Fund Return................................ $1,000.00 $1,044.30    0.25%     $1.27
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.56    0.25%     $1.25

U.S. LARGE CAP VALUE PORTFOLIO III (2)
--------------------------------------
Actual Fund Return................................ $1,000.00 $1,044.50    0.13%     $0.66
Hypothetical 5% Annual Return..................... $1,000.00 $1,024.15    0.13%     $0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                   BEGINNING  ENDING               EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                     VALUE    VALUE     EXPENSE     DURING
                                                   11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                   --------- --------- ---------- ----------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II (2)
--------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,059.90    0.23%     $1.17
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.65    0.23%     $1.15

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
DFA International Value Portfolio III.............              100.0%
U.S. Large Cap Value Portfolio III................              100.0%
Tax-Managed U.S. Marketwide Value Portfolio II....              100.0%

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The DFA International Value Series of
   The DFA Investment Trust Company............................. $2,585,328,258
                                                                 --------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $2,585,328,258
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      U.S. LARGE CAP VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company............................. $3,849,630,665
                                                                 --------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $3,849,630,665
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $1,865,351,423
                                                                 --------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........... $1,865,351,423
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         TAX-MANAGED
                                                             DFA                            U.S.
                                                        INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                       VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                             III             III             II
                                                       --------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.  $  2,585,328    $  3,849,631    $  1,865,351
Receivables:
   Fund Shares Sold...................................           868           1,134             238
Prepaid Expenses and Other Assets.....................            50              53              38
                                                        ------------    ------------    ------------
       Total Assets...................................     2,586,246       3,850,818       1,865,627
                                                        ------------    ------------    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed...............................           467           1,079             256
   Due to Advisor.....................................            11              27              --
Accrued Expenses and Other Liabilities................           113             146              61
                                                        ------------    ------------    ------------
       Total Liabilities..............................           591           1,252             317
                                                        ------------    ------------    ------------
NET ASSETS............................................  $  2,585,655    $  3,849,566    $  1,865,310
                                                        ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...............   170,437,002     154,610,305      65,932,209
                                                        ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...............................................  $      15.17    $      24.90    $      28.29
                                                        ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................  $  2,414,578    $  2,474,382    $    936,283
Total Distributable Earnings (Loss)...................       171,077       1,375,184         929,027
                                                        ------------    ------------    ------------
NET ASSETS............................................  $  2,585,655    $  3,849,566    $  1,865,310
                                                        ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.......................   500,000,000     700,000,000     500,000,000
                                                        ============    ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                         TAX-MANAGED
                                                                             DFA                            U.S.
                                                                        INTERNATIONAL  U.S. LARGE CAP    MARKETWIDE
                                                                       VALUE PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO
                                                                            III*            III*             II*
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $4,429, $0 and
     $3,respectively).................................................    $ 44,663        $ 47,599         $21,266
   Income from Securities Lending.....................................         630             119              73
   Expenses Allocated from Affiliated Investment Companies............      (2,577)         (2,003)         (1,852)
                                                                          --------        --------         -------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:..........................      42,716          45,715          19,487
                                                                          --------        --------         -------
FUND EXPENSES
   Investment Management Fees.........................................       2,539           2,014           1,761
   Accounting & Transfer Agent Fees...................................         100             130              82
   Custodian Fees.....................................................          --               1              --
   Filing Fees........................................................          41              44              31
   Shareholders' Reports..............................................          39              33              17
   Directors'/Trustees' Fees & Expenses...............................           9              13               7
   Audit Fees.........................................................          14               9               2
   Legal Fees.........................................................           8              12               4
   Other..............................................................           6               8               5
                                                                          --------        --------         -------
          Total Fund Expenses.........................................       2,756           2,264           1,909
                                                                          --------        --------         -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)........................      (2,418)         (1,831)         (1,761)
                                                                          --------        --------         -------
   Net Expenses.......................................................         338             433             148
                                                                          --------        --------         -------
   NET INVESTMENT INCOME (LOSS).......................................      42,378          45,282          19,339
                                                                          --------        --------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company**....................................................      (4,983)         59,959          40,990
   Change in Unrealized Appreciation (Depreciation) of:...............
       Transactions Allocated from Affiliated Investment
         Company......................................................      76,044          57,202          37,431
                                                                          --------        --------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................      71,061         117,161          78,421
                                                                          --------        --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......    $113,439        $162,443         $97,760
                                                                          ========        ========         =======

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            TAX-MANAGED U.S.
                                                                                                            MARKETWIDE VALUE
                                                         DFA INTERNATIONAL VALUE  U.S. LARGE CAP VALUE          PORTFOLIO
                                                              PORTFOLIO III           PORTFOLIO III                II
                                                         ----------------------  ----------------------  ----------------------
                                                         SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                                            ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                           APR 30,     OCT 31,     APR 30,     OCT 31,     APR 30,     OCT 31,
                                                            2019        2018        2019        2018        2019        2018
                                                         ----------- ----------  ----------- ----------  ----------- ----------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $   42,378  $   83,293  $   45,282  $   82,946  $   19,339  $   37,440
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**.........................     (4,983)     81,363      59,959     243,853      40,990      64,341
   Change in Unrealized Appreciation (Depreciation)
     of:
       Transactions Allocated from Affiliated
         Investment Company.............................     76,044    (376,516)     57,202    (217,553)     37,431     (24,214)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    113,439    (211,860)    162,443     109,246      97,760      77,567
                                                         ----------  ----------  ----------  ----------  ----------  ----------
Distributions:
       Institutional Class Shares.......................    (77,564)    (80,332)   (269,894)   (315,399)    (80,865)    (96,424)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions...........................    (77,564)    (80,332)   (269,894)   (315,399)    (80,865)    (96,424)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................    303,237     398,755     325,239     541,431     151,295     157,678
   Shares Issued in Reorganization......................         --      71,080          --      58,077          --          --
   Shares Issued in Lieu of Cash Distributions..........     61,978      62,862     204,476     239,830      80,357      95,824
   Shares Redeemed......................................   (237,139)   (360,285)   (366,790)   (548,054)   (224,915)   (208,404)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................    128,076     172,412     162,925     291,284       6,737      45,098
                                                         ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................    163,951    (119,780)     55,474      85,131      23,632      26,241
NET ASSETS
   Beginning of Period..................................  2,421,704   2,541,484   3,794,092   3,708,961   1,841,678   1,815,437
                                                         ----------  ----------  ----------  ----------  ----------  ----------
   End of Period........................................ $2,585,655  $2,421,704  $3,849,566  $3,794,092  $1,865,310  $1,841,678
                                                         ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................     21,300      24,085      14,046      20,068       5,828       5,458
   Shares Issued in Reorganization......................         --       3,991          --       2,097          --          --
   Shares Issued in Lieu of Cash Distributions..........      4,500       3,818       9,156       9,001       3,205       3,357
   Shares Redeemed......................................    (16,429)    (21,282)    (15,461)    (20,209)     (8,818)     (7,237)
                                                         ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................      9,371      10,612       7,741      10,957         215       1,578
                                                         ==========  ==========  ==========  ==========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERNATIONAL VALUE PORTFOLIO III
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR         YEAR        YEAR         YEAR         YEAR
                                                       ENDED         ENDED        ENDED       ENDED        ENDED        ENDED
                                                      APR 30,       OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                       2019          2018         2017        2016         2015         2014
                                                   -----------    ----------   ----------  ----------   ----------   ----------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    15.04     $    16.89   $    13.80  $    14.65   $    16.26   $    17.84
                                                   ----------     ----------   ----------  ----------   ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.25           0.54         0.50        0.49         0.52         0.78
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       0.36          (1.87)        3.10       (0.56)       (1.38)       (0.88)
                                                   ----------     ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations...........       0.61          (1.33)        3.60       (0.07)       (0.86)       (0.10)
                                                   ----------     ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.14)         (0.52)       (0.51)      (0.47)       (0.49)       (0.76)
   Net Realized Gains.............................      (0.34)            --           --       (0.31)       (0.26)       (0.72)
                                                   ----------     ----------   ----------  ----------   ----------   ----------
       Total Distributions........................      (0.48)         (0.52)       (0.51)      (0.78)       (0.75)       (1.48)
                                                   ----------     ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Period.................... $    15.17     $    15.04   $    16.89  $    13.80   $    14.65   $    16.26
                                                   ==========     ==========   ==========  ==========   ==========   ==========
Total Return......................................       4.43%(B)      (8.09%)      26.50%      (0.09%)      (5.41%)      (0.73%)
                                                   ----------     ----------   ----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)............. $2,585,655     $2,421,704   $2,541,484  $2,067,127   $1,926,577   $1,836,655
Ratio of Expenses to Average Net Assets (C).......       0.25%(D)       0.24%        0.24%       0.24%        0.25%        0.24%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................       0.45%(D)       0.44%        0.44%       0.44%        0.30%        0.24%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.50%(D)       3.20%        3.30%       3.70%        3.29%        4.48%
                                                   ----------     ----------   ----------  ----------   ----------   ----------

                                                                       U.S. LARGE CAP VALUE PORTFOLIO III
                                                   -------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                      APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                       2019          2018        2017        2016        2015        2014
                                                   -----------    ----------  ----------  ----------  ----------  ----------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    25.83     $    27.29  $    23.15  $    23.91  $    25.30  $    22.75
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.30           0.58        0.56        0.53        0.53        0.46
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       0.63           0.25        4.94        0.49       (0.26)       3.01
                                                   ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.93           0.83        5.50        1.02        0.27        3.47
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.25)         (0.54)      (0.53)      (0.54)      (0.50)      (0.44)
   Net Realized Gains.............................      (1.61)         (1.75)      (0.83)      (1.24)      (1.16)      (0.48)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions........................      (1.86)         (2.29)      (1.36)      (1.78)      (1.66)      (0.92)
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    24.90     $    25.83  $    27.29  $    23.15  $    23.91  $    25.30
                                                   ==========     ==========  ==========  ==========  ==========  ==========
Total Return......................................       4.45%(B)       2.91%      24.32%       4.69%       1.34%      15.62%
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $3,849,566     $3,794,092  $3,708,961  $3,061,350  $3,003,155  $2,992,619
Ratio of Expenses to Average Net Assets (C).......       0.13%(D)       0.13%       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) (C).......................       0.23%(D)       0.23%       0.23%       0.23%       0.16%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.47%(D)       2.12%       2.17%       2.38%       2.18%       1.89%
                                                   ----------     ----------  ----------  ----------  ----------  ----------

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                         TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                              APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                               2019          2018        2017        2016        2015        2014
                                           -----------    ----------  ----------  ----------  ----------  ----------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    28.02     $    28.30  $    24.36  $    24.61  $    24.42  $    21.53
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........       0.29           0.58        0.54        0.48        0.45        0.37
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............       1.22           0.63        4.84        0.16        0.24        2.88
                                           ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations.......................       1.51           1.21        5.38        0.64        0.69        3.25
                                           ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..................      (0.26)         (0.54)      (0.53)      (0.48)      (0.43)      (0.36)
   Net Realized Gains.....................      (0.98)         (0.95)      (0.91)      (0.41)      (0.07)         --
                                           ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions................      (1.24)         (1.49)      (1.44)      (0.89)      (0.50)      (0.36)
                                           ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period............ $    28.29     $    28.02  $    28.30  $    24.36  $    24.61  $    24.42
                                           ==========     ==========  ==========  ==========  ==========  ==========
Total Return..............................       5.99%(B)       4.27%      22.59%       2.78%       2.88%      15.18%
                                           ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)..... $1,865,310     $1,841,678  $1,815,437  $1,524,537  $1,487,169  $1,480,557
Ratio of Expenses to Average
  Net Assets (C)..........................       0.23%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (C)..........       0.43%(D)       0.42%       0.42%       0.42%       0.28%       0.22%
Ratio of Net Investment Income to Average
  Net Assets..............................       2.20%(D)       1.98%       2.01%       2.04%       1.80%       1.60%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio III , U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II invest substantially all of their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 20%, 13% and 26% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On February 26, 2018, U.S. Large Cap Value Portfolio III (the "Acquiring Portfolio") acquired substantially all of the assets of LWAS/DFA U.S High Book to Market Portfolio (the "Target Portfolio") pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the "Reorganization"). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolios since they had identical investment objectives and fundamental investment restrictions, and each Portfolio invested substantially all of its assets in The U.S. Large Cap Value Series, a series of The DFA Investment Trust Company.

   The reorganization was accomplished by a tax-free exchange of 2,096,628 shares of the Acquiring Portfolio for 3,100,842 shares of LWAS/DFA U.S. High Book to Market Portfolio. LWAS/DFA U.S. High Book to Market Portfolio had net assets immediately before the Reorganization, of $58,076,685, including $39,022,601 of unrealized appreciation, which were combined with the Acquiring Portfolio's net assets. Immediately before the Reorganization, the Acquiring Portfolio's net assets were $3,932,306,830, and immediately after the Reorganization, the Acquiring Portfolio's net assets were $3,990,383,515. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 26, 2018.

   Assuming that the Reorganization had been completed on November 1, 2017, the Acquiring Portfolio's pro forma results of operations for the period ended October 31, 2018 would have been as follows (amounts in thousands):

  Net Investment Income........................................... $  83,341
  Net Realized Gain (Loss)........................................   204,237
  Change in Unrealized Appreciation (Depreciation)................  (137,750)
  Net Increase (Decrease) in Net Assets Resulting from Operations.   149,828

   Because the combined Portfolios have been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolio that have been included in Acquiring Portfolio's statement of operations since February 26, 2018.

   On February 26, 2018, DFA International Value Portfolio III (the "Acquiring Portfolio") acquired substantially all of the assets of LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II (the "Target Portfolios") pursuant to a plan of reorganization approved by the Boards of Directors of the Fund and DFA Investment Dimensions Group Inc. (the "Reorganization"). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolios since they had identical investment objectives and fundamental investment restrictions, and each Portfolio invested substantially all of its assets in The DFA International Value Series, a series of The DFA Investment Trust Company.

   The reorganization was accomplished by a tax-free exchange of 3,991,043 shares of the Acquiring Portfolio for 6,619,712 shares of LWAS/DFA International High Book to Market Portfolio and 2,954,751 shares of DFA International Value Portfolio II. The LWAS/DFA International High Book to Market Portfolio and DFA International Value Portfolio II had net assets immediately before the Reorganization, of $58,035,479 and $13,079,678, including $13,258,662 and $(437,627) of unrealized appreciation (depreciation), respectively, which were combined with the Acquiring Portfolio's net assets. Immediately before the Reorganization, the Acquiring Portfolio's net assets were $2,653,744,258, and immediately after the Reorganization, the Acquiring Portfolio's net assets were $2,724,859,416. The Acquiring Portfolio is the accounting survivor and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 26, 2018.

   Assuming that the Reorganization had been completed on November 1, 2017, the Acquiring Portfolio's pro forma results of operations for the period ended October 31, 2018 would have been as follows (amounts in thousands):

Net Investment Income............................................... $  83,614
Net Realized Gain (Loss)............................................  (293,775)
Change in Unrealized Appreciation (Depreciation)....................  (210,160)
Net Increase (Decrease) in Net Assets Resulting from Operations.....  (420,321)

   Because the combined Portfolios have been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolios that have been included in Acquiring Portfolio's statement of operations since February 26, 2018.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   During the six months ended April 30, 2019 the DFA International Value Portfolio III's, U.S. Large Cap Value Portfolio III's and Tax-Managed U.S. Marketwide Value Portfolio II's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21%, 0.11% and 0.20%, respectively, of each Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the Money Market Series) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the six months ended April 30, 2019, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                                               NET WAIVED FEES/
                                                                               EXPENSES ASSUMED     PREVIOUSLY
                                                                  RECOVERY        (RECOVERED       WAIVED FEES/
                                                     TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                   MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                         ---------- ---------------- ----------------- -----------------
DFA International Value Portfolio III.............    0.21%          --             $2,418              --
U.S. Large Cap Value Portfolio III................    0.11%          --              1,831              --
Tax-Managed U.S. Marketwide Value Portfolio II....    0.20%          --              1,761              --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            DFA International Value Portfolio III............. $ 84
            U.S. Large Cap Value Portfolio III................  117
            Tax-Managed U.S. Marketwide Value Portfolio II....   53

E. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND
                                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                   -------------- ------------- ---------- -------
DFA International Value Portfolio III 2017........    $76,159          --           --     $76,159

                                                NET INVESTMENT
                                                  INCOME AND
                                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                -------------- ------------- ---------- --------
2018...........................................    $80,332             --        --     $ 80,332
U.S. Large Cap Value Portfolio III
2017...........................................     71,653       $107,951        --      179,604
2018...........................................     87,665        227,735        --      315,400
Tax-Managed U.S. Marketwide Value Portfolio II
2017...........................................     33,385         56,923        --       90,308
2018...........................................     35,428         60,996        --       96,424

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
DFA International Value Portfolio III..................    $(5,299)            --    $ (5,299)
U.S. Large Cap Value Portfolio III.....................     (7,322)       $(8,424)    (15,746)
Tax-Managed U.S. Marketwide Value Portfolio II.........     (3,131)            --      (3,131)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                   UNDISTRIBUTED                                               TOTAL NET
                                                   NET INVESTMENT                                            DISTRIBUTABLE
                                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio III.............     $8,266       $ 54,680        $(372)      $   58,385    $  120,959
U.S. Large Cap Value Portfolio III................         80        233,058           --        1,251,441     1,484,579
Tax-Managed U.S. Marketwide Value Portfolio II....      1,694         63,587           --          849,887       915,168

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2018, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

           DFA International Value Portfolio III............. $26,553

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                    FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                    TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio III............. $2,448,352  $  146,029        --         $  146,029
U.S. Large Cap Value Portfolio III................  2,600,829   1,245,886        --          1,245,886
Tax-Managed U.S. Marketwide Value Portfolio II....    989,886     874,763        --            874,763

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

J. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 DFA International Value Portfolio III.............      5             97%
 U.S. Large Cap Value Portfolio III................      5             96%
 Tax-Managed U.S. Marketwide Value Portfolio II....      3             98%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

   As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                 ESTIMATED % BREAKDOWN OF DISTRIBUTION
                                                                SOURCES
                                                ---------------------------------------
                                                 NET INCOME FOR    ACCUMULATED
                                                 THE CURRENT OR   UNDISTRIBUTED
                                                    PRECEDING      NET PROFITS  PAID-IN
                                                  FISCAL YEAR,    FROM THE SALE SURPLUS
                                                 AND ACCUMULATED  OF SECURITIES OR OTHER
                                                UNDISTRIBUTED NET   OR OTHER    CAPITAL
PORTFOLIO NAME                                       INCOME        PROPERTIES    SOURCE
--------------                                  ----------------- ------------- --------
DFA International Value Portfolio III
   December 18, 2018...........................        70%              0%         30%
U.S. Large Cap Value Portfolio III
   December 18, 2018...........................        88%              0%         12%
Tax-Managed U.S. Marketwide Value Portfolio II
   December 18, 2018...........................        90%              0%         10%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE DFA INTERNATIONAL VALUE SERIES
 ----------------------------------
   Actual Fund Return............... $1,000.00 $1,044.80    0.22%     $1.12
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.70    0.22%     $1.10

 THE U.S. LARGE CAP VALUE SERIES
 -------------------------------
   Actual Fund Return............... $1,000.00 $1,044.40    0.11%     $0.56
   Hypothetical 5% Annual Return.... $1,000.00 $1,024.25    0.11%     $0.55

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                     BEGINNING  ENDING               EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                       VALUE    VALUE     EXPENSE     DURING
                                     11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                     --------- --------- ---------- ----------
 THE TAX-MANAGED U.S. MARKETWIDE
 VALUE SERIES
 -------------------------------
 Actual Fund Return................. $1,000.00 $1,059.90    0.21%     $1.07
 Hypothetical 5% Annual Return...... $1,000.00 $1,023.75    0.21%     $1.05

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      THE DFA INTERNATIONAL VALUE SERIES
                Communication Services..................   3.8%
                Consumer Discretionary..................  15.3%
                Consumer Staples........................   3.7%
                Energy..................................  13.3%
                Financials..............................  29.7%
                Health Care.............................   4.0%
                Industrials.............................   9.9%
                Information Technology..................   2.3%
                Materials...............................  13.5%
                Real Estate.............................   3.1%
                Utilities...............................   1.4%
                                                         -----
                                                         100.0%

                       THE U.S. LARGE CAP VALUE SERIES
                Communication Services..................   9.4%
                Consumer Discretionary..................   7.3%
                Consumer Staples........................   5.2%
                Energy..................................  14.6%
                Financials..............................  22.6%
                Health Care.............................  14.4%
                Industrials.............................  10.6%
                Information Technology..................  10.6%
                Materials...............................   4.7%
                Real Estate.............................   0.3%
                Utilities...............................   0.3%
                                                         -----
                                                         100.0%

                    THE TAX-MANAGED U.S. MARKETWIDE VALUE
                                    SERIES
                Communication Services..................  12.6%
                Consumer Discretionary..................   6.4%
                Consumer Staples........................   6.0%
                Energy..................................  12.0%
                Financials..............................  22.2%
                Health Care.............................  13.1%
                Industrials.............................  12.9%
                Information Technology..................  12.3%
                Materials...............................   2.2%
                Real Estate.............................   0.2%
                Utilities...............................   0.1%
                                                         -----
                                                         100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                                 PERCENTAGE
                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                    ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd..... 10,445,267         $  200,388,023                1.6%
    National Australia Bank, Ltd...................  3,921,197             70,013,084                0.5%
    Other Securities...............................                       479,670,205                3.8%
                                                                       --------------               ----
TOTAL AUSTRALIA....................................                       750,071,312                5.9%
                                                                       --------------               ----
AUSTRIA -- (0.1%)
    Other Securities...............................                         9,197,125                0.1%
                                                                       --------------               ----
BELGIUM -- (0.9%)
    Other Securities...............................                       123,103,927                1.0%
                                                                       --------------               ----
CANADA -- (8.2%)
    Bank of Montreal...............................  1,395,536            110,205,478                0.9%
    Canadian Natural Resources, Ltd................  2,862,125             85,806,507                0.7%
    Suncor Energy, Inc.............................  3,145,721            103,738,099                0.8%
    Other Securities...............................                       765,180,995                6.0%
                                                                       --------------               ----
TOTAL CANADA.......................................                     1,064,931,079                8.4%
                                                                       --------------               ----
DENMARK -- (1.6%)
    Vestas Wind Systems A.S........................    774,838             70,110,338                0.6%
    Other Securities...............................                       139,084,579                1.1%
                                                                       --------------               ----
TOTAL DENMARK......................................                       209,194,917                1.7%
                                                                       --------------               ----
FINLAND -- (0.7%)
    Other Securities...............................                        86,712,680                0.7%
                                                                       --------------               ----
FRANCE -- (9.7%)
#   AXA SA.........................................  2,698,893             71,970,160                0.6%
    BNP Paribas SA.................................  1,990,380            105,954,082                0.8%
    Cie de Saint-Gobain............................  1,557,425             63,854,347                0.5%
#   Cie Generale des Etablissements Michelin SCA...    637,668             82,457,178                0.7%
    Orange SA......................................  5,978,647             93,437,594                0.7%
#   Peugeot SA.....................................  3,133,702             82,162,147                0.7%
    Renault SA.....................................  1,007,824             68,760,191                0.5%
#   Total SA.......................................  6,874,996            382,186,256                3.0%
    Other Securities...............................                       314,311,691                2.5%
                                                                       --------------               ----
TOTAL FRANCE.......................................                     1,265,093,646               10.0%
                                                                       --------------               ----
GERMANY -- (6.2%)
    Bayer AG.......................................  1,485,062             98,808,321                0.8%
    Bayerische Motoren Werke AG....................  1,225,665            104,559,550                0.8%
    Daimler AG.....................................  3,530,733            231,743,105                1.8%
    Other Securities...............................                       375,034,573                3.0%
                                                                       --------------               ----
TOTAL GERMANY......................................                       810,145,549                6.4%
                                                                       --------------               ----
HONG KONG -- (3.3%)
    CK Hutchison Holdings, Ltd.....................  7,657,984             80,515,350                0.6%
    Sun Hung Kai Properties, Ltd...................  4,291,920             74,071,412                0.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                        PERCENTAGE
                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                           ---------- ------------------------------- ---------------
HONG KONG -- (Continued)
    Other Securities......................                    $  272,660,389                2.2%
                                                              --------------               ----
TOTAL HONG KONG...........................                       427,247,151                3.4%
                                                              --------------               ----
IRELAND -- (0.3%)
    Other Securities......................                        40,685,748                0.3%
                                                              --------------               ----
ISRAEL -- (0.5%)
    Other Securities......................                        59,148,620                0.5%
                                                              --------------               ----
ITALY -- (1.9%)
    Other Securities......................                       245,896,950                2.0%
                                                              --------------               ----
JAPAN -- (20.7%)
    Hitachi, Ltd..........................  2,597,600             86,391,566                0.7%
    Honda Motor Co., Ltd..................  4,590,300            128,082,826                1.0%
    Mitsubishi Corp.......................  2,386,000             65,728,752                0.5%
    Mitsubishi UFJ Financial Group, Inc... 11,934,650             59,214,066                0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,857,600            103,862,905                0.8%
    Toyota Motor Corp.....................  3,388,190            209,764,343                1.7%
    Other Securities......................                     2,056,034,565               16.2%
                                                              --------------               ----
TOTAL JAPAN...............................                     2,709,079,023               21.4%
                                                              --------------               ----
NETHERLANDS -- (3.6%)
#   ING Groep NV..........................  6,111,967             77,988,856                0.6%
    Koninklijke Ahold Delhaize NV.........  5,195,538            125,220,704                1.0%
#   Koninklijke DSM NV....................    631,262             72,198,472                0.6%
    Other Securities......................                       195,176,011                1.5%
                                                              --------------               ----
TOTAL NETHERLANDS.........................                       470,584,043                3.7%
                                                              --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities......................                        23,328,938                0.2%
                                                              --------------               ----
NORWAY -- (0.8%)
    Other Securities......................                       108,663,429                0.9%
                                                              --------------               ----
PORTUGAL -- (0.0%)
    Other Security........................                         5,381,120                0.1%
                                                              --------------               ----
SINGAPORE -- (1.1%)
    Other Securities......................                       144,328,182                1.1%
                                                              --------------               ----
SPAIN -- (2.5%)
    Banco Santander SA.................... 46,001,071            233,196,700                1.8%
    Repsol SA.............................  3,644,863             61,848,581                0.5%
    Other Securities......................                        33,425,248                0.3%
                                                              --------------               ----
TOTAL SPAIN...............................                       328,470,529                2.6%
                                                              --------------               ----
SWEDEN -- (2.4%)
    Other Securities......................                       308,630,980                2.4%
                                                              --------------               ----
SWITZERLAND -- (8.3%)
    Cie Financiere Richemont SA...........  1,165,784             85,221,543                0.7%
    Novartis AG...........................  2,588,680            212,116,609                1.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      UBS Group AG......................................   6,275,625         $    84,152,716                0.7%
      Zurich Insurance Group AG.........................     445,436             141,990,622                1.1%
      Other Securities..................................                         567,427,900                4.4%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                       1,090,909,390                8.6%
                                                                             ---------------              -----
UNITED KINGDOM -- (14.9%)
      Anglo American P.L.C..............................   5,039,458             130,772,421                1.0%
      Aviva P.L.C.......................................  16,319,347              91,651,527                0.7%
      BP P.L.C., Sponsored ADR..........................   3,666,922             160,354,499                1.3%
      British American Tobacco P.L.C....................   2,179,454              85,323,269                0.7%
      Glencore P.L.C....................................  26,606,474             105,562,725                0.8%
      HSBC Holdings P.L.C...............................  13,949,143             121,538,391                1.0%
#     HSBC Holdings P.L.C., Sponsored ADR...............   2,687,511             117,094,854                0.9%
      Lloyds Banking Group P.L.C........................ 181,694,609             148,596,224                1.2%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   3,293,873             209,259,728                1.7%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,161,550             205,152,979                1.6%
      Vodafone Group P.L.C..............................  58,351,986             108,235,575                0.9%
      Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              74,287,448                0.6%
      Other Securities..................................                         387,667,371                3.0%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,945,497,011               15.4%
                                                                             ---------------              -----
UNITED STATES -- (0.2%)
      Other Securities..................................                          28,937,048                0.2%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      12,255,238,397               97.0%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG.....................................     689,777             120,436,504                0.9%
      Other Securities..................................                          33,407,159                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         153,843,663                1.2%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES.............................                      12,409,082,060
                                                                             ---------------
                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (5.0%)
@(S)  The DFA Short Term Investment Fund................  56,599,536             654,913,232                5.2%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,499,891,299)................................                     $13,063,995,292              103.4%
                                                                             ===============              =====

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index..........     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index...    724     06/21/19   100,416,643  106,735,700    6,319,057
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $104,435,141 $110,953,100   $6,517,959
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............................             -- $   750,071,312   --    $   750,071,312
   Austria..............................             --       9,197,125   --          9,197,125
   Belgium..............................             --     123,103,927   --        123,103,927
   Canada............................... $1,064,931,079              --   --      1,064,931,079
   Denmark..............................      2,381,847     206,813,070   --        209,194,917
   Finland..............................             --      86,712,680   --         86,712,680
   France...............................             --   1,265,093,646   --      1,265,093,646
   Germany..............................     13,904,173     796,241,376   --        810,145,549
   Hong Kong............................             --     427,247,151   --        427,247,151
   Ireland..............................      6,686,558      33,999,190   --         40,685,748
   Israel...............................             --      59,148,620   --         59,148,620
   Italy................................     37,083,898     208,813,052   --        245,896,950
   Japan................................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands..........................     30,812,663     439,771,380   --        470,584,043
   New Zealand..........................             --      23,328,938   --         23,328,938
   Norway...............................        200,100     108,463,329   --        108,663,429
   Portugal.............................             --       5,381,120   --          5,381,120
   Singapore............................             --     144,328,182   --        144,328,182
   Spain................................        354,300     328,116,229   --        328,470,529
   Sweden...............................             --     308,630,980   --        308,630,980
   Switzerland..........................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom.......................    883,819,630   1,061,677,381   --      1,945,497,011
   United States........................     28,937,048              --   --         28,937,048
Preferred Stocks
   Germany..............................             --     153,843,663   --        153,843,663
Securities Lending Collateral...........             --     654,913,232   --        654,913,232
Futures Contracts**.....................      6,517,959              --   --          6,517,959
                                         -------------- ---------------   --    ---------------
TOTAL................................... $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
    AT&T, Inc.................................... 35,433,006 $1,097,005,866       3.6%
*   Charter Communications, Inc., Class A........    940,732    349,190,311       1.2%
    Comcast Corp., Class A....................... 21,941,529    955,114,757       3.2%
    Other Securities.............................               414,624,150       1.3%
                                                             --------------      ----
TOTAL COMMUNICATION SERVICES.....................             2,815,935,084       9.3%
                                                             --------------      ----
CONSUMER DISCRETIONARY -- (7.1%)
    Ford Motor Co................................ 16,051,999    167,743,390       0.6%
    General Motors Co............................  6,055,833    235,874,695       0.8%
    Royal Caribbean Cruises, Ltd.................  1,239,713    149,930,890       0.5%
    Other Securities.............................             1,650,971,075       5.4%
                                                             --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................             2,204,520,050       7.3%
                                                             --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A........  3,530,822    179,542,299       0.6%
    Walgreens Boots Alliance, Inc................  3,401,321    182,208,766       0.6%
    Walmart, Inc.................................  5,346,820    549,866,969       1.8%
    Other Securities.............................               661,490,871       2.2%
                                                             --------------      ----
TOTAL CONSUMER STAPLES...........................             1,573,108,905       5.2%
                                                             --------------      ----
ENERGY -- (14.1%)
    Chevron Corp.................................  8,332,828  1,000,439,330       3.3%
    ConocoPhillips...............................  5,133,675    324,037,566       1.1%
    Exxon Mobil Corp............................. 14,447,635  1,159,856,138       3.8%
    Kinder Morgan, Inc...........................  7,052,891    140,140,944       0.5%
    Marathon Petroleum Corp......................  3,692,836    224,782,927       0.7%
    Occidental Petroleum Corp....................  3,079,335    181,311,245       0.6%
    Valero Energy Corp...........................  2,510,791    227,628,312       0.7%
    Other Securities.............................             1,118,701,647       3.7%
                                                             --------------      ----
TOTAL ENERGY.....................................             4,376,898,109      14.4%
                                                             --------------      ----
FINANCIALS -- (21.9%)
    Bank of America Corp......................... 17,339,347    530,237,201       1.7%
    Bank of New York Mellon Corp. (The)..........  3,775,210    187,476,929       0.6%
*   Berkshire Hathaway, Inc., Class B............  2,954,909    640,358,329       2.1%
    Capital One Financial Corp...................  2,121,634    196,951,284       0.6%
    Citigroup, Inc...............................  7,147,502    505,328,391       1.7%
    Goldman Sachs Group, Inc. (The)..............  1,573,221    323,957,668       1.1%
    JPMorgan Chase & Co..........................  8,086,435    938,430,782       3.1%
    Morgan Stanley...............................  5,549,021    267,740,263       0.9%
    PNC Financial Services Group, Inc. (The).....  1,313,525    179,860,978       0.6%
    Travelers Cos., Inc. (The)...................  1,165,331    167,516,331       0.6%
    Wells Fargo & Co............................. 15,105,491    731,256,819       2.4%
    Other Securities.............................             2,115,464,492       7.0%
                                                             --------------      ----
TOTAL FINANCIALS.................................             6,784,579,467      22.4%
                                                             --------------      ----
HEALTH CARE -- (13.9%)
    Abbott Laboratories..........................  4,087,436    325,196,408       1.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                                           PERCENTAGE
                                               SHARES        VALUE+      OF NET ASSETS++
                                             ----------- --------------- ---------------
HEALTH CARE -- (Continued)
    Anthem, Inc.............................   1,376,563 $   362,077,366       1.2%
*   Cigna Corp..............................   1,485,867     236,015,114       0.8%
    CVS Health Corp.........................   5,855,936     318,445,800       1.1%
    Danaher Corp............................   1,886,239     249,813,493       0.8%
    Medtronic P.L.C.........................   4,359,974     387,209,291       1.3%
    Pfizer, Inc.............................  24,583,746     998,345,925       3.3%
    Thermo Fisher Scientific, Inc...........   1,073,774     297,918,596       1.0%
    Other Securities........................               1,131,276,788       3.6%
                                                         ---------------      ----
TOTAL HEALTH CARE...........................               4,306,298,781      14.2%
                                                         ---------------      ----
INDUSTRIALS -- (10.2%)
    Delta Air Lines, Inc....................   2,950,569     171,988,667       0.6%
    Eaton Corp. P.L.C.......................   1,816,899     150,475,575       0.5%
    FedEx Corp..............................   1,023,792     193,967,632       0.6%
    Norfolk Southern Corp...................   1,385,379     282,645,024       0.9%
    Republic Services, Inc..................   1,904,674     157,745,101       0.5%
    Stanley Black & Decker, Inc.............   1,036,769     151,990,335       0.5%
*   United Continental Holdings, Inc........   1,791,923     159,230,278       0.5%
    United Technologies Corp................   2,077,962     296,338,161       1.0%
    Other Securities........................               1,601,793,037       5.3%
                                                         ---------------      ----
TOTAL INDUSTRIALS...........................               3,166,173,810      10.4%
                                                         ---------------      ----
INFORMATION TECHNOLOGY -- (10.3%)
    Broadcom, Inc...........................     457,974     145,818,922       0.5%
    Cisco Systems, Inc......................   4,131,076     231,133,702       0.8%
    Fidelity National Information Services,
    Inc.....................................   1,231,562     142,774,983       0.5%
    HP, Inc.................................   9,619,949     191,917,982       0.6%
    Intel Corp..............................  22,465,295   1,146,628,657       3.8%
*   Micron Technology, Inc..................   5,266,057     221,490,357       0.7%
    Other Securities........................               1,112,561,335       3.6%
                                                         ---------------      ----
TOTAL INFORMATION TECHNOLOGY................               3,192,325,938      10.5%
                                                         ---------------      ----
MATERIALS -- (4.5%)
    Nucor Corp..............................   2,517,086     143,650,098       0.5%
    Other Securities........................               1,268,707,050       4.2%
                                                         ---------------      ----
TOTAL MATERIALS.............................               1,412,357,148       4.7%
                                                         ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities........................                  87,404,723       0.3%
                                                         ---------------      ----
UTILITIES -- (0.3%)
    Other Securities........................                  94,445,605       0.3%
                                                         ---------------      ----
TOTAL COMMON STOCKS.........................              30,014,047,620      99.0%
                                                         ---------------      ----
TEMPORARY CASH INVESTMENTS -- (0.9%)
    State Street Institutional U.S.
      Government Money Market Fund, 2.370%.. 276,182,719     276,182,719       0.9%
                                                         ---------------      ----

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


                                                                         PERCENTAGE
                                              SHARES       VALUE+      OF NET ASSETS++
                                            ---------- --------------- ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund... 60,841,593 $   703,998,078        2.3%
                                                       ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $23,161,639,466)...................            $30,994,228,417      102.2%
                                                       ===============      =====

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $200,416,238 $213,029,125  $12,612,887
                                               ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------- ------------ ------- ---------------
Common Stocks
   Communication Services............... $ 2,815,935,084           --   --    $ 2,815,935,084
   Consumer Discretionary...............   2,204,520,050           --   --      2,204,520,050
   Consumer Staples.....................   1,573,108,905           --   --      1,573,108,905
   Energy...............................   4,376,898,109           --   --      4,376,898,109
   Financials...........................   6,784,579,467           --   --      6,784,579,467
   Health Care..........................   4,306,298,781           --   --      4,306,298,781
   Industrials..........................   3,166,173,810           --   --      3,166,173,810
   Information Technology...............   3,192,325,938           --   --      3,192,325,938
   Materials............................   1,412,357,148           --   --      1,412,357,148
   Real Estate..........................      87,404,723           --   --         87,404,723
   Utilities............................      94,445,605           --   --         94,445,605
Temporary Cash Investments..............     276,182,719           --   --        276,182,719
Securities Lending Collateral...........              -- $703,998,078   --        703,998,078
Futures Contracts**.....................      12,612,887           --   --         12,612,887
                                         --------------- ------------   --    ---------------
TOTAL................................... $30,302,843,226 $703,998,078   --    $31,006,841,304
                                         =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS++
                                                  --------- -------------- ---------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (12.3%)
    AT&T, Inc.................................... 7,170,552 $  222,000,290       3.1%
*   Charter Communications, Inc., Class A........   339,394    125,979,659       1.8%
    Comcast Corp., Class A....................... 7,135,970    310,628,774       4.4%
    Walt Disney Co. (The)........................   498,015     68,213,115       1.0%
    Other Securities.............................              166,040,259       2.2%
                                                            --------------      ----
TOTAL COMMUNICATION SERVICES.....................              892,862,097      12.5%
                                                            --------------      ----
CONSUMER DISCRETIONARY -- (6.2%)
    Carnival Corp................................   489,649     26,862,144       0.4%
    Ford Motor Co................................ 2,868,969     29,980,726       0.4%
    General Motors Co............................ 1,095,598     42,673,542       0.6%
    Royal Caribbean Cruises, Ltd.................   322,500     39,003,150       0.6%
    Other Securities.............................              316,503,254       4.4%
                                                            --------------      ----
TOTAL CONSUMER DISCRETIONARY.....................              455,022,816       6.4%
                                                            --------------      ----
CONSUMER STAPLES -- (5.8%)
    Archer-Daniels-Midland Co....................   813,476     36,281,030       0.5%
    Mondelez International, Inc., Class A........ 2,081,099    105,823,884       1.5%
    Tyson Foods, Inc., Class A...................   405,030     30,381,300       0.4%
    Walgreens Boots Alliance, Inc................   659,669     35,338,468       0.5%
    Walmart, Inc................................. 1,173,687    120,701,971       1.7%
    Other Securities.............................               96,194,008       1.4%
                                                            --------------      ----
TOTAL CONSUMER STAPLES...........................              424,720,661       6.0%
                                                            --------------      ----
ENERGY -- (11.7%)
    Chevron Corp................................. 1,135,536    136,332,452       1.9%
    ConocoPhillips............................... 1,439,649     90,870,645       1.3%
    Exxon Mobil Corp............................. 2,833,988    227,512,557       3.2%
    Marathon Petroleum Corp...................... 1,004,662     61,153,776       0.9%
    Phillips 66..................................   775,455     73,102,143       1.0%
    Valero Energy Corp...........................   605,899     54,930,803       0.8%
    Other Securities.............................              208,621,242       2.9%
                                                            --------------      ----
TOTAL ENERGY.....................................              852,523,618      12.0%
                                                            --------------      ----
FINANCIALS -- (21.7%)
    Bank of America Corp......................... 5,929,138    181,313,009       2.6%
    Bank of New York Mellon Corp. (The)..........   687,988     34,165,484       0.5%
    Capital One Financial Corp...................   372,872     34,613,708       0.5%
    Citigroup, Inc............................... 1,870,326    132,232,048       1.9%
    Goldman Sachs Group, Inc. (The)..............   209,155     43,069,198       0.6%
    JPMorgan Chase & Co.......................... 2,307,658    267,803,711       3.8%
    MetLife, Inc.................................   949,912     43,819,441       0.6%
    Morgan Stanley............................... 1,036,923     50,031,535       0.7%
    PNC Financial Services Group, Inc. (The).....   217,040     29,719,287       0.4%
    Prudential Financial, Inc....................   497,625     52,603,939       0.8%
    Wells Fargo & Co............................. 2,670,867    129,296,671       1.8%
    Other Securities.............................              579,828,564       8.0%
                                                            --------------      ----
TOTAL FINANCIALS.................................            1,578,496,595      22.2%
                                                            --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS++
                                               ---------- -------------- ---------------
HEALTH CARE -- (12.8%)
      Abbott Laboratories.....................    915,297 $   72,821,029        1.0%
      Anthem, Inc.............................    504,640    132,735,459        1.9%
*     Cigna Corp..............................    256,808     40,791,383        0.6%
      CVS Health Corp.........................  1,510,745     82,154,313        1.2%
      Danaher Corp............................    405,225     53,667,999        0.8%
      Humana, Inc.............................    198,071     50,589,314        0.7%
      Medtronic P.L.C.........................    814,175     72,306,882        1.0%
      Pfizer, Inc.............................  3,696,959    150,133,505        2.1%
      Thermo Fisher Scientific, Inc...........    435,609    120,859,717        1.7%
      Other Securities........................               153,707,346        2.0%
                                                          --------------      -----
TOTAL HEALTH CARE.............................               929,766,947       13.0%
                                                          --------------      -----
INDUSTRIALS -- (12.6%)
      CSX Corp................................  1,055,544     84,052,969        1.2%
      Delta Air Lines, Inc....................    433,135     25,247,439        0.4%
      Ingersoll-Rand P.L.C....................    213,109     26,129,294        0.4%
      Norfolk Southern Corp...................    545,229    111,237,621        1.6%
      Republic Services, Inc..................    429,755     35,592,309        0.5%
      Southwest Airlines Co...................    531,263     28,810,392        0.4%
      Union Pacific Corp......................    563,195     99,708,043        1.4%
      United Technologies Corp................    210,708     30,049,068        0.4%
      Other Securities........................               476,387,299        6.6%
                                                          --------------      -----
TOTAL INDUSTRIALS.............................               917,214,434       12.9%
                                                          --------------      -----
INFORMATION TECHNOLOGY -- (12.0%)
      Cisco Systems, Inc......................  4,221,011    236,165,565        3.3%
      Intel Corp..............................  4,943,498    252,316,138        3.6%
*     Micron Technology, Inc..................    842,584     35,439,083        0.5%
      Other Securities........................               349,375,352        4.9%
                                                          --------------      -----
TOTAL INFORMATION TECHNOLOGY..................               873,296,138       12.3%
                                                          --------------      -----
MATERIALS -- (2.2%)
      Other Securities........................               156,737,321        2.2%
                                                          --------------      -----
REAL ESTATE -- (0.2%)
      Other Securities........................                13,680,800        0.2%
                                                          --------------      -----
UTILITIES -- (0.1%)
      Other Securities........................                10,358,411        0.1%
                                                          --------------      -----
TOTAL COMMON STOCKS...........................             7,104,679,838       99.8%
                                                          --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S.
        Government Money Market Fund, 2.370%.. 11,086,205     11,086,205        0.2%
                                                          --------------      -----
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment Fund...... 14,329,949    165,811,845        2.3%
                                                          --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,155,453,522).......................            $7,281,577,888      102.3%
                                                          ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED


Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Communication Services............... $  892,862,097           --   --    $  892,862,097
   Consumer Discretionary...............    455,021,828 $        988   --       455,022,816
   Consumer Staples.....................    424,720,661           --   --       424,720,661
   Energy...............................    852,523,618           --   --       852,523,618
   Financials...........................  1,578,492,590        4,005   --     1,578,496,595
   Health Care..........................    929,766,947           --   --       929,766,947
   Industrials..........................    917,214,434           --   --       917,214,434
   Information Technology...............    873,296,138           --   --       873,296,138
   Materials............................    156,737,321           --   --       156,737,321
   Real Estate..........................     13,680,800           --   --        13,680,800
   Utilities............................     10,358,411           --   --        10,358,411
Temporary Cash Investments..............     11,086,205           --   --        11,086,205
Securities Lending Collateral...........             --  165,811,845   --       165,811,845
                                         -------------- ------------   --    --------------
TOTAL................................... $7,115,761,050 $165,816,838   --    $7,281,577,888
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                     THE DFA    THE U.S. LARGE THE TAX-MANAGED
                                                                  INTERNATIONAL   CAP VALUE    U.S. MARKETWIDE
                                                                  VALUE SERIES*    SERIES*      VALUE SERIES*
                                                                  ------------- -------------- ---------------
ASSETS:
Investments at Value (including $622,830, $935,183 and $249,781
  of securities on loan, respectively)...........................  $12,409,082   $30,014,048     $7,104,680
Temporary Cash Investments at Value & Cost.......................           --       276,183         11,086
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $654,878, $703,934 and $165,796)......      654,913       703,998        165,812
Segregated Cash for Futures Contracts............................        4,759         9,103             --
Foreign Currencies at Value......................................       33,211             7             --
Cash.............................................................      123,105            --             --
Receivables:
   Investment Securities Sold....................................       22,124            --          5,729
   Dividends, Interest and Tax Reclaims..........................       94,005        39,398          7,130
   Securities Lending Income.....................................          708           134             43
   Futures Margin Variation......................................          203           405             --
Unrealized Gain on Foreign Currency Contracts....................           14            --             --
Prepaid Expenses and Other Assets................................           16            39              9
                                                                   -----------   -----------     ----------
       Total Assets..............................................   13,342,140    31,043,315      7,294,489
                                                                   -----------   -----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................      654,900       703,931        165,794
   Investment Securities Purchased...............................       44,204        21,862         11,512
   Due to Advisor................................................        2,076         2,469          1,155
Unrealized Loss on Foreign Currency Contracts....................            1            --             --
Accrued Expenses and Other Liabilities...........................        1,308         2,415            613
                                                                   -----------   -----------     ----------
       Total Liabilities.........................................      702,489       730,677        179,074
                                                                   -----------   -----------     ----------
NET ASSETS.......................................................  $12,639,651   $30,312,638     $7,115,415
                                                                   ===========   ===========     ==========
Investments at Cost..............................................  $11,845,013   $22,181,523     $3,978,570
                                                                   ===========   ===========     ==========
Foreign Currencies at Cost.......................................  $    33,305   $         8     $       --
                                                                   ===========   ===========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                          THE DFA    THE U.S. LARGE THE TAX-MANAGED
                                                                       INTERNATIONAL   CAP VALUE    U.S. MARKETWIDE
                                                                       VALUE SERIES#    SERIES#      VALUE SERIES#
                                                                       ------------- -------------- ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $21,757, $0 and $10,
     respectively)....................................................   $219,846      $  370,467      $ 80,228
   Income from Securities Lending.....................................      3,108             925           277
                                                                         --------      ----------      --------
          Total Investment Income.....................................    222,954         371,392        80,505
                                                                         --------      ----------      --------
EXPENSES
   Investment Management Fees.........................................     11,950          14,269         6,648
   Accounting & Transfer Agent Fees...................................        259             597           145
   Custodian Fees.....................................................        486             146            37
   Shareholders' Reports..............................................          3              --             3
   Directors'/Trustees' Fees & Expenses...............................         46             109            25
   Professional Fees..................................................         92             190            44
   Other..............................................................        173             297            91
                                                                         --------      ----------      --------
          Total Expenses..............................................     13,009          15,608         6,993
                                                                         --------      ----------      --------
   Fees Paid Indirectly (Note C)......................................       (275)             --            --
                                                                         --------      ----------      --------
   Net Expenses.......................................................     12,734          15,608         6,993
                                                                         --------      ----------      --------
   NET INVESTMENT INCOME (LOSS).......................................    210,220         355,784        73,512
                                                                         --------      ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................................    (24,686)        496,183       181,796
       Affiliated Investment Companies Shares Sold....................          6              32             2
       Futures........................................................     (4,510)        (15,917)       (2,040)
       Foreign Currency Transactions..................................       (192)             --            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.....................    345,308         399,563       134,631
       Affiliated Investment Companies Shares.........................         (7)             41             9
       Futures........................................................     13,309          26,331            --
       Translation of Foreign Currency-Denominated Amounts............       (395)             --            --
                                                                         --------      ----------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............................    328,833         906,233       314,398
                                                                         --------      ----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $539,053      $1,262,017      $387,910
                                                                         ========      ==========      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE DFA INTERNATIONAL   THE U.S. LARGE CAP VALUE   THE TAX-MANAGED U.S.
                                                      VALUE SERIES                 SERIES           MARKETWIDE VALUE SERIES
                                                ------------------------  ------------------------  ----------------------
                                                SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                   ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APR 30,      OCT 31,      APR 30,      OCT 31,      APR 30,     OCT 31,
                                                   2019         2018         2019         2018         2019        2018
                                                -----------  -----------  -----------  -----------  ----------- ----------
                                                (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   210,220  $   420,496  $   355,784  $   633,952  $   73,512  $  139,407
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........     (24,686)     410,722      496,183    1,506,250     181,796     226,155
       Affiliated Investment Companies
         Shares Sold...........................           6         (107)          32          (48)          2         (25)
       Futures.................................      (4,510)      13,338      (15,917)      32,885      (2,040)        697
       Foreign Currency Transactions...........        (192)      (5,911)          --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     345,308   (1,897,300)     399,563   (1,356,683)    134,631     (80,044)
       Affiliated Investment Companies
         Shares................................          (7)          55           41          (15)          9           2
       Futures.................................      13,309       (9,675)      26,331      (21,778)         --          --
       Translation of Foreign Currency-
         Denominated Amounts...................        (395)        (613)          --           --          --          --
                                                -----------  -----------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     539,053   (1,068,995)   1,262,017      794,563     387,910     286,192
                                                -----------  -----------  -----------  -----------  ----------  ----------
Transactions in Interest:
   Contributions...............................     438,560    1,051,133    2,611,532    2,333,386     223,153     198,216
   Withdrawals.................................    (491,302)    (560,948)  (2,803,706)  (1,561,700)   (325,434)   (321,718)
                                                -----------  -----------  -----------  -----------  ----------  ----------
       Net Increase (Decrease) from
         Transactions in Interest..............     (52,742)     490,185     (192,174)     771,686    (102,281)   (123,502)
                                                -----------  -----------  -----------  -----------  ----------  ----------
       Total Increase (Decrease) in Net
         Assets................................     486,311     (578,810)   1,069,843    1,566,249     285,629     162,690
NET ASSETS
   Beginning of Period.........................  12,153,340   12,732,150   29,242,795   27,676,546   6,829,786   6,667,096
                                                -----------  -----------  -----------  -----------  ----------  ----------
   End of Period............................... $12,639,651  $12,153,340  $30,312,638  $29,242,795  $7,115,415  $6,829,786
                                                ===========  ===========  ===========  ===========  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE DFA INTERNATIONAL VALUE SERIES
                                            -------------------------------------------------------------------------------
                                              SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                                APR 30,        OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                 2019           2018         2017         2016         2015         2014
                                            -----------     -----------   -----------  ----------   ----------   ----------
                                              (UNAUDITED)
Total Return...............................        4.48%(B)       (8.10%)       26.53%      (0.10%)      (5.35%)      (0.72%)
                                            -----------     -----------   -----------  ----------   ----------   ----------
Net Assets, End of Period (thousands)...... $12,639,651     $12,153,340   $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets....        0.22%(D)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly).........        0.22%(D)        0.22%         0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average
  Net Assets...............................        3.52%(D)        3.21%         3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate....................           9%(B)          20%           17%         17%          21%          17%
                                            -----------     -----------   -----------  ----------   ----------   ----------

                                                                    THE U.S. LARGE CAP VALUE SERIES
                                            -------------------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                 ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                 2019          2018         2017         2016         2015         2014
                                            -----------     -----------  -----------  -----------  -----------  -----------
                                              (UNAUDITED)
Total Return...............................        4.44%(B)        2.95%       24.31%        4.75%        1.32%       15.67%
                                            -----------     -----------  -----------  -----------  -----------  -----------
Net Assets, End of Period (thousands)...... $30,312,638     $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets....        0.11%(D)        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average
  Net Assets...............................        2.49%(D)        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate....................           5%(B)          13%          15%          15%          16%          15%
                                            -----------     -----------  -----------  -----------  -----------  -----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                  APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                   2019          2018        2017        2016        2015        2014
                                               -----------    ----------  ----------  ----------  ----------  ----------
                                                (UNAUDITED)
Total Return..................................       5.99%(B)       4.26%      22.61%       2.79%       2.93%      15.17%
                                               ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)......... $7,115,415     $6,829,786  $6,667,096  $5,538,404  $5,348,412  $5,143,977
Ratio of Expenses to Average Net Assets.......       0.21%(D)       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.21%(D)       1.99%       2.02%       2.05%       1.82%       1.61%
Portfolio Turnover Rate.......................          5%(B)          5%          7%          9%          6%          2%
                                               ----------     ----------  ----------  ----------  ----------  ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series, value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2019, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of the average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series, and The Tax-Managed U.S. Marketwide Value Series, respectively.

EARNED INCOME CREDIT:

   Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                                     FEES PAID
                                                                     INDIRECTLY
                                                                     ----------
The DFA International Value Series..................................    $275

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amounts paid by the Trust to the CCO was $41 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            The DFA International Value Series................ $405
            The U.S. Large Cap Value Series...................  685
            The Tax-Managed U.S. Marketwide Value Series......  191

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

                                                  OTHER INVESTMENT SECURITIES
                                                  ---------------------------
                                                  PURCHASES       SALES
                                                   ----------    ----------
         The DFA International Value Series...... $1,203,760    $1,083,587
         The U.S. Large Cap Value Series.........  2,022,253     1,421,302
         The Tax-Managed U.S. Marketwide Value
           Series................................    433,205       357,905

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                                   CHANGE IN
                                                                                                    NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- ---------- ---------- ------------ -------------
THE DFA INTERNATIONAL VALUE SERIES
The DFA Short Term Investment Fund                               $488,072     $2,844,181 $2,677,339     $ 6           $(7)
                                                                 --------     ---------- ----------     ---           ---
TOTAL                                                            $488,072     $2,844,181 $2,677,339     $ 6           $(7)
                                                                 ========     ========== ==========     ===           ===

THE U.S. LARGE CAP VALUE SERIES
The DFA Short Term Investment Fund                               $516,726     $2,716,366 $2,529,167     $32           $41
                                                                 --------     ---------- ----------     ---           ---
TOTAL                                                            $516,726     $2,716,366 $2,529,167     $32           $41
                                                                 ========     ========== ==========     ===           ===

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
The DFA Short Term Investment Fund                               $132,755     $  451,173 $  418,127     $ 2           $ 9
                                                                 --------     ---------- ----------     ---           ---
TOTAL                                                            $132,755     $  451,173 $  418,127     $ 2           $ 9
                                                                 ========     ========== ==========     ===           ===


                                                               BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                             APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                             -------------- -------------- -------- -------------
THE DFA INTERNATIONAL VALUE SERIES
The DFA Short Term Investment Fund                              $654,913        56,600      $6,159       --
                                                                --------        ------      ------       --
TOTAL                                                           $654,913        56,600      $6,159       --
                                                                ========        ======      ======       ==

THE U.S. LARGE CAP VALUE SERIES
The DFA Short Term Investment Fund                              $703,998        60,842      $7,843       --
                                                                --------        ------      ------       --
TOTAL                                                           $703,998        60,842      $7,843       --
                                                                ========        ======      ======       ==

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
The DFA Short Term Investment Fund                              $165,812        14,330      $1,771       --
                                                                --------        ------      ------       --
TOTAL                                                           $165,812        14,330      $1,771       --
                                                                ========        ======      ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
The DFA International Value Series.......................... $12,499,891  $1,563,341   $  (999,237)    $  564,104
The U.S. Large Cap Value Series.............................  23,161,639   8,927,588    (1,094,999)     7,832,589
The Tax-Managed U.S. Marketwide Value Series................   4,155,454   3,282,037      (155,912)     3,126,125

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series record a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entrance into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                             FUTURES
                                                             --------
          The DFA International Value Series................ $101,862
          The U.S. Large Cap Value Series...................  196,199

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                ------------------------------
                                                 TOTAL VALUE
                                                      AT           EQUITY
                                                APRIL 30, 2019 CONTRACTS *,(1)
                                                -------------- ---------------
  The DFA International Value Series...........    $ 6,518         $ 6,518
  The U.S. Large Cap Value Series..............     12,613          12,613

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                      ---------------------
                                                                   EQUITY
                                                        TOTAL   CONTRACTS (1)
                                                      --------  -------------
   The DFA International Value Series................ $ (4,510)   $ (4,510)
   The U.S. Large Cap Value Series...................  (15,917)    (15,917)
   The Tax-Managed U.S. Marketwide Value Series......   (2,040)     (2,040)*

                                                  CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION)
                                                     ON DERIVATIVES
                                                  ---------------------------
                                                                EQUITY
                                                   TOTAL     CONTRACTS (2)
                                                   -------   -------------
         The DFA International Value Series...... $13,309       $13,309
         The U.S. Large Cap Value Series.........  26,331        26,331

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
The Tax-Managed U.S. Marketwide Value
  Series................................     3.06%        $7,652         27        $18        $28,250            --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the six months ended April 30, 2019.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------- --------------------
The DFA International Value Series................ $ 46,259  $53,218       $ (2,774)
The U.S. Large Cap Value Series...................   67,784   87,076        (21,717)
The Tax-Managed U.S. Marketwide Value Series......  154,546    8,366            331

J. SECURITIES LENDING:

   As of April 30, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                             NON-CASH
                                                            COLLATERAL
                                                              MARKET
                                                              VALUE
                                                            ----------
         The DFA International Value Series................  $ 47,603
         The U.S. Large Cap Value Series...................   257,733
         The Tax-Managed U.S. Marketwide Value Series......    90,883

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF APRIL 30, 2019
                                    -----------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                    ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks...................   $654,913       --         --         --    $654,913

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF APRIL 30, 2019
                                              -----------------------------------------------------
                                              OVERNIGHT AND            BETWEEN
                                               CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                              ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks.............................   $703,998       --         --         --    $703,998
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Common Stocks, Rights/Warrants............    165,812       --         --         --     165,812

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune

Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit's ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court's decision in Merit Management Group, LP v. FTI Consulting, Inc., 138 S.Ct. 883 (2018) ("Merit Mgmt."), which addressed the scope of the Bankruptcy Code's safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs' petition for certiorari. The Second Circuit's review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee's proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code's safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

 [Graphic] Recycled Recyclable                                 DFA043019-008S
                                                                     00230816

                                                             [Logo] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO II

SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[Logo] Dimensional

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY
Co-Chief Executive Officer             Co-Chief Executive Officer and
                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................   2
   Disclosure of Portfolio Holdings.......................................   3
   Schedule of Investments
       Emerging Markets Portfolio II......................................   4
   Statement of Assets and Liabilities....................................   5
   Statement of Operations................................................   6
   Statements of Changes in Net Assets....................................   7
   Financial Highlights...................................................   8
   Notes to Financial Statements..........................................   9
   Section 19(a) Notice...................................................  15
THE DFA INVESTMENT TRUST COMPANY
   Disclosure of Fund Expenses............................................  16
   Disclosure of Portfolio Holdings.......................................  17
   Summary Schedule of Portfolio Holdings
       The Emerging Markets Series........................................  18
   Statement of Assets and Liabilities....................................  22
   Statement of Operations................................................  23
   Statements of Changes in Net Assets....................................  24
   Financial Highlights...................................................  25
   Notes to Financial Statements..........................................  26
VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............................  35
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS........................  36

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS/SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------

Investment Abbreviations
   ADR                              American Depositary Receipt
   GDR                              Global Depositary Receipt
   SA                               Special Assessment

Investment Footnotes
   +                                See Note B to Financial Statements.
   (double right angle quote)       Securities that have generally been fair value
                                    factored. See Note B to Financial Statements.
   ++                               Calculated as a percentage of total net assets.
                                    Percentages shown parenthetically next to the
                                    category headings have been calculated as a
                                    percentage of total investments. "Other
                                    Securities" are those securities that are not
                                    among the top 50 holdings in unaffiliated issuers
                                    of the Fund or do not represent more than 1.0% of
                                    the net assets of the Fund. Some of the individual
                                    securities within this category may include Total
                                    or Partial Securities on Loan and/or Non-Income
                                    Producing Securities.
   *                                Non-Income Producing Securities.
   #                                Total or Partial Securities on Loan.
   @                                Security purchased with cash proceeds from
                                    Securities on Loan.
   (S)                              Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

   (A)                              Computed using average shares outstanding.
   (B)                              Non-Annualized
   (C)                              Represents the combined ratios for the respective
                                    Portfolio and its respective pro-rata share of its
                                    Master Fund(s).
   (D)                              Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

   --                               Amounts designated as -- are either zero or
                                    rounded to zero.
   SEC                              Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLE

                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
EMERGING MARKETS PORTFOLIO II (2)
---------------------------------
Actual Fund Return................... $1,000.00 $1,120.70    0.38%     $2.00
Hypothetical 5% Annual Return........ $1,000.00 $1,022.91    0.38%     $1.91

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
       Emerging Markets Portfolio II......             100.0%

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company................................. $70,743,041
                                                                    -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES............... $70,743,041
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    EMERGING
                                                                    MARKETS
                                                                  PORTFOLIO II
                                                                  ------------
ASSETS:
Investment in Affiliated Investment Company at Value............. $     70,743
Receivables:
   Fund Shares Sold..............................................          694
Prepaid Expenses and Other Assets................................            8
                                                                  ------------
       Total Assets..............................................       71,445
                                                                  ------------
LIABILITIES:
Payables:
   Due to Advisor................................................            9
Accrued Expenses and Other Liabilities...........................           21
                                                                  ------------
       Total Liabilities.........................................           30
                                                                  ------------
NET ASSETS....................................................... $     71,415
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................    2,799,526
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $      25.51
                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $     (2,224)
Total Distributable Earnings (Loss)..............................       73,639
                                                                  ------------
NET ASSETS....................................................... $     71,415
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  300,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING
                                                                     MARKETS
                                                                  PORTFOLIO II*
                                                                  -------------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated
  Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $71)..............    $  587
   Income from Securities Lending................................        26
   Expenses Allocated from Affiliated Investment Companies.......       (46)
                                                                     ------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.....................       567
                                                                     ------
FUND EXPENSES
   Investment Management Fees....................................        83
   Accounting & Transfer Agent Fees..............................         9
   Filing Fees...................................................        10
   Shareholders' Reports.........................................         6
   Other.........................................................         1
                                                                     ------
          Total Fund Expenses....................................       109
                                                                     ------
   Fees (Waived), (Expenses Reimbursed), and/or
     Previously Waived Fees Recovered by Advisor (Note C)........       (33)
                                                                     ------
   Net Expenses..................................................        76
                                                                     ------
   NET INVESTMENT INCOME (LOSS)..................................       491
                                                                     ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated Investment
         Company**...............................................      (656)
   Change in Unrealized Appreciation (Depreciation) of:
       Transactions Allocated from Affiliated Investment
         Company.................................................     7,638
                                                                     ------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................     6,982
                                                                     ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................................    $7,473
                                                                     ======

--------
** Net of foreign capital gain taxes withheld of $0.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            EMERGING MARKETS
                                                              PORTFOLIO II
                                                          --------------------
                                                          SIX MONTHS    YEAR
                                                             ENDED      ENDED
                                                            APR 30,    OCT 31,
                                                             2019       2018
                                                          ----------- --------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................  $    491   $  1,840
   Net Realized Gain (Loss) on:
       Transactions Allocated from Affiliated
         Investment Company*,**..........................      (656)     3,529
   Change in Unrealized Appreciation
     (Depreciation) of:
       Transactions Allocated from Affiliated
         Investment Company..............................     7,638    (14,637)
                                                           --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................     7,473     (9,268)
                                                           --------   --------
Distributions:
       Institutional Class Shares........................    (4,951)    (1,653)
                                                           --------   --------
          Total Distributions............................    (4,951)    (1,653)
                                                           --------   --------
Capital Share Transactions (1):
   Shares Issued.........................................    11,145     12,281
   Shares Issued in Lieu of Cash Distributions...........     4,951      1,651
   Shares Redeemed.......................................   (10,065)   (23,448)
                                                           --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions...........................     6,031     (9,516)
                                                           --------   --------
          Total Increase (Decrease) in Net Assets........     8,553    (20,437)
NET ASSETS
   Beginning of Period...................................    62,862     83,299
                                                           --------   --------
   End of Period.........................................  $ 71,415   $ 62,862
                                                           ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................       445        415
   Shares Issued in Lieu of Cash Distributions...........       215         59
   Shares Redeemed.......................................      (404)      (838)
                                                           --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................       256       (364)
                                                           ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             EMERGING MARKETS PORTFOLIO II
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR     YEAR     YEAR      YEAR      YEAR
                                                                ENDED        ENDED    ENDED    ENDED     ENDED     ENDED
                                                               APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                                2019         2018     2017     2016      2015      2014
                                                             -----------   -------   -------  -------  -------   --------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $ 24.71     $ 28.65   $ 23.46  $ 21.80  $ 26.34   $  26.65
                                                               -------     -------   -------  -------  -------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................      0.18        0.63      0.49     0.48     0.53       0.59
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      2.59       (4.01)     5.22     1.85    (4.45)     (0.22)
                                                               -------     -------   -------  -------  -------   --------
       Total from Investment Operations.....................      2.77       (3.38)     5.71     2.33    (3.92)      0.37
                                                               -------     -------   -------  -------  -------   --------
Less Distributions:
-------------------
   Net Investment Income....................................     (0.73)      (0.56)    (0.52)   (0.67)   (0.62)     (0.68)
   Net Realized Gains.......................................     (1.24)         --        --       --       --         --
                                                               -------     -------   -------  -------  -------   --------
       Total Distributions..................................     (1.97)      (0.56)    (0.52)   (0.67)   (0.62)     (0.68)
                                                               -------     -------   -------  -------  -------   --------
Net Asset Value, End of Period..............................   $ 25.51     $ 24.71   $ 28.65  $ 23.46  $ 21.80   $  26.34
                                                               =======     =======   =======  =======  =======   ========
Total Return................................................     12.07%(B)  (12.03%)   25.04%   11.26%  (15.02%)     1.53%
                                                               -------     -------   -------  -------  -------   --------
Net Assets, End of Period (thousands).......................   $71,415     $62,862   $83,299  $83,330  $82,418   $104,987
Ratio of Expenses to Average Net Assets (C).................      0.38%(D)    0.34%     0.34%    0.34%    0.34%      0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor) (C)............................      0.48%(D)    0.44%     0.44%    0.44%    0.36%      0.34%
Ratio of Net Investment Income to Average Net Assets (C)....      1.49%(D)    2.21%     1.95%    2.25%    2.18%      2.29%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, one of which, Emerging Markets Portfolio II (the "Portfolio"), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio invests substantially all of its assets in The Emerging Markets Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of April 30, 2019, the Portfolio owned 1% of its Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the six months ended April 30, 2019, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio's average daily net assets. Effective July 21, 2015, pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

   During the six months ended April 30, 2019, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

                                                   NET WAIVED FEES/
                                                   EXPENSES ASSUMED     PREVIOUSLY
                                      RECOVERY        (RECOVERED       WAIVED FEES/
                         TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL          MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES           FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------          ---------- ---------------- ----------------- -----------------
Emerging Markets
  Portfolio II........    0.25%          --               $33               --

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $16 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                  Emerging Markets Portfolio II........... $6

E. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                NET INVESTMENT
                                  INCOME AND
                                  SHORT-TERM     LONG-TERM   TAX EXEMPT
                                CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                -------------- ------------- ---------- ------
 Emerging Markets Portfolio II
 2017..........................     $1,837          --           --     $1,837
 2018..........................      1,653          --           --      1,653

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                      UNDISTRIBUTED                                 TOTAL NET
                      NET INVESTMENT                              DISTRIBUTABLE
                        INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                        SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                      CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                      -------------- ------------- -------------- -------------
 Emerging Markets
   Portfolio II......     $1,713        $3,118        $68,749        $73,580

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. During the year ended October 31, 2018, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                 Emerging Markets Portfolio II........... $386

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                         FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                         TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         -------- ------------ -------------- --------------
    Emerging Markets
      Portfolio II......  $(532)    $71,933          --          $71,933

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio.

   1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities . Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2019.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

J. OTHER:

   As of April 30, 2019, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder may be an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of the Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                  --------------------------------------------
                                   NET INCOME FOR      ACCUMULATED
                                   THE CURRENT OR     UNDISTRIBUTED
                                      PRECEDING        NET PROFITS    PAID-IN
                                    FISCAL YEAR,      FROM THE SALE   SURPLUS
                                   AND ACCUMULATED    OF SECURITIES   OR OTHER
                                  UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                         INCOME          PROPERTIES      SOURCE
--------------                    -----------------   -------------   --------
Emerging Markets Portfolio II
   December 18, 2018.............        68%                0%           32%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLE

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
  THE EMERGING MARKETS SERIES       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
  ---------------------------       --------- --------- ---------- ----------
  Actual Fund Return............... $1,000.00 $1,121.70    0.14%     $0.74
  Hypothetical 5% Annual Return.... $1,000.00 $1,024.10    0.14%     $0.70
--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

         THE EMERGING MARKETS SERIES
Communication Services..................   9.2%
Consumer Discretionary..................  10.0%
Consumer Staples........................   7.9%
Energy..................................   7.5%
Financials..............................  22.5%
Health Care.............................   2.4%
Industrials.............................   7.3%
Information Technology..................  17.9%
Materials...............................  10.0%
Real Estate.............................   2.6%
Utilities...............................   2.7%
                                         -----
                                         100.0%

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                 PERCENTAGE
                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                    ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
   Ambev SA, ADR...................  5,984,451         $   28,186,764                0.5%
   Petroleo Brasileiro SA..........  2,884,877             22,042,517                0.4%
   Vale SA.........................  3,260,013             41,653,268                0.7%
   Vale SA, Sponsored ADR..........  1,665,739             21,288,138                0.3%
   Other Securities................                       269,661,734                4.3%
                                                       --------------               ----
TOTAL BRAZIL.......................                       382,832,421                6.2%
                                                       --------------               ----
CHILE -- (1.2%)
   Other Securities................                        74,256,495                1.2%
                                                       --------------               ----
CHINA -- (17.5%)
*  Alibaba Group Holding,   Ltd.,
   Sponsored ADR...................    538,538             99,936,497                1.6%
   China Construction Bank Corp.,
     Class H....................... 48,066,590             42,373,835                0.7%
   China Mobile, Ltd., Sponsored
     ADR...........................    902,501             43,022,223                0.7%
   China Overseas Land &
     Investment, Ltd...............  5,578,000             20,898,824                0.3%
   CNOOC, Ltd., Sponsored ADR......    104,426             18,972,116                0.3%
   Industrial & Commercial Bank
     of China, Ltd., Class H....... 37,297,185             28,053,442                0.5%
   Ping An Insurance Group Co. of
     China, Ltd., Class H..........  3,690,000             44,666,184                0.7%
   Tencent Holdings, Ltd...........  3,697,300            182,231,202                3.0%
   Other Securities................                       614,155,521                9.9%
                                                       --------------               ----
TOTAL CHINA........................                     1,094,309,844               17.7%
                                                       --------------               ----
COLOMBIA -- (0.4%)
   Other Securities................                        26,651,672                0.4%
                                                       --------------               ----
CZECH REPUBLIC -- (0.2%)
   Other Securities................                        10,420,989                0.2%
                                                       --------------               ----
EGYPT -- (0.1%)
   Other Securities................                         8,248,926                0.1%
                                                       --------------               ----
GREECE -- (0.3%)
   Other Securities................                        17,155,055                0.3%
                                                       --------------               ----
HUNGARY -- (0.5%)
   Other Securities................                        29,404,664                0.5%
                                                       --------------               ----
INDIA -- (13.6%)
   HDFC Bank, Ltd..................  1,383,984             46,006,901                0.8%
   Hindustan Unilever, Ltd.........    992,915             25,013,151                0.4%
   Housing Development Finance
     Corp., Ltd....................  1,308,824             37,558,103                0.6%
   Infosys, Ltd....................  3,610,458             38,758,739                0.6%
   Infosys, Ltd., Sponsored ADR....  1,695,776             18,246,550                0.3%
   ITC, Ltd........................  4,651,620             20,171,803                0.3%
   Reliance Industries, Ltd........  3,145,620             63,001,853                1.0%
   Tata Consultancy Services, Ltd..  1,381,009             44,807,519                0.7%
   Other Securities................                       553,244,971                9.0%
                                                       --------------               ----
TOTAL INDIA........................                       846,809,590               13.7%
                                                       --------------               ----

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                PERCENTAGE
                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                   ---------- ------------------------------- ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero
      Tbk PT...................... 63,168,800          $ 19,421,570                 0.3%
    Other Securities..............                      149,073,453                 2.4%
                                                       ------------                ----
TOTAL INDONESIA...................                      168,495,023                 2.7%
                                                       ------------                ----
MALAYSIA -- (2.9%)
    Public Bank Bhd...............  3,656,014            19,903,116                 0.3%
    Other Securities..............                      159,169,584                 2.6%
                                                       ------------                ----
TOTAL MALAYSIA....................                      179,072,700                 2.9%
                                                       ------------                ----
MEXICO -- (3.6%)
#   America Movil S.A.B. de C.V.,
      Series L.................... 48,207,854            35,778,745                 0.6%
    Grupo Financiero Banorte
      S.A.B. de C.V...............  2,860,580            18,125,193                 0.3%
#   Grupo Mexico S.A.B. de C.V.,
      Series B....................  6,360,255            18,670,369                 0.3%
    Wal-Mart de Mexico S.A.B. de
      C.V.........................  7,198,435            21,149,811                 0.3%
    Other Securities..............                      131,747,322                 2.2%
                                                       ------------                ----
TOTAL MEXICO......................                      225,471,440                 3.7%
                                                       ------------                ----
PERU -- (0.3%)
    Other Securities..............                       19,383,304                 0.3%
                                                       ------------                ----
PHILIPPINES -- (1.4%)
    Other Securities..............                       89,688,896                 1.5%
                                                       ------------                ----
POLAND -- (1.6%)
    Other Securities..............                       98,829,705                 1.6%
                                                       ------------                ----
RUSSIA -- (1.8%)
    Sberbank of Russia PJSC,
      Sponsored ADR...............  1,818,206            26,062,001                 0.4%
    Other Securities..............                       86,130,618                 1.4%
                                                       ------------                ----
TOTAL RUSSIA......................                      112,192,619                 1.8%
                                                       ------------                ----
SOUTH AFRICA -- (7.2%)
    Absa Group, Ltd...............  2,048,444            23,597,404                 0.4%
    AngloGold Ashanti, Ltd.,
      Sponsored ADR...............  1,637,102            19,317,804                 0.3%
    FirstRand, Ltd................  4,821,116            22,943,864                 0.4%
#   MTN Group, Ltd................  4,040,869            29,276,612                 0.5%
    Naspers, Ltd., Class N........    269,196            69,250,754                 1.1%
    Sanlam, Ltd...................  3,708,837            19,859,275                 0.3%
    Sasol, Ltd., Sponsored ADR....    742,393            24,498,969                 0.4%
    Standard Bank Group, Ltd......  2,064,368            28,830,652                 0.5%
    Other Securities..............                      214,950,739                 3.4%
                                                       ------------                ----
TOTAL SOUTH AFRICA................                      452,526,073                 7.3%
                                                       ------------                ----
SOUTH KOREA -- (15.5%)
    Hana Financial Group, Inc.....    580,821            18,319,521                 0.3%
    Samsung Electronics Co., Ltd..  4,912,950           193,163,506                 3.1%
    Samsung Electronics Co.,
      Ltd., GDR...................     52,509            51,978,277                 0.9%
    SK Hynix, Inc.................    821,484            55,590,456                 0.9%
    Other Securities..............                      646,096,439                10.5%
                                                       ------------                ----
TOTAL SOUTH KOREA.................                      965,148,199                15.7%
                                                       ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED

                                                                                  PERCENTAGE
                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                     ---------- ------------------------------- ---------------
TAIWAN -- (15.0%)
      Hon Hai Precision Industry
        Co., Ltd....................  9,612,322         $   27,061,841                 0.4%
#     Largan Precision Co., Ltd.....    133,860             20,095,388                 0.3%
      Taiwan Semiconductor
        Manufacturing Co., Ltd...... 22,792,808            191,369,111                 3.1%
      Taiwan Semiconductor
        Manufacturing Co., Ltd.,
        Sponsored ADR...............  1,789,741             78,426,451                 1.3%
      Other Securities..............                       620,320,838                10.1%
                                                        --------------               -----
TOTAL TAIWAN........................                       937,273,629                15.2%
                                                        --------------               -----
THAILAND -- (3.2%)
      PTT PCL....................... 16,434,000             25,094,988                 0.4%
      Other Securities..............                       177,327,749                 2.9%
                                                        --------------               -----
TOTAL THAILAND......................                       202,422,737                 3.3%
                                                        --------------               -----
TURKEY -- (0.8%)
      Other Securities..............                        51,418,506                 0.8%
                                                        --------------               -----
TOTAL COMMON STOCKS.................                     5,992,012,487                97.1%
                                                        --------------               -----
PREFERRED STOCKS -- (1.8%)

BRAZIL -- (1.7%)
      Banco Bradesco SA.............  2,296,111             20,834,875                 0.3%
      Itau Unibanco Holding SA......  4,269,308             36,834,228                 0.6%
      Petroleo Brasileiro SA........  2,860,161             19,774,799                 0.3%
      Other Securities..............                        26,403,911                 0.5%
                                                        --------------               -----
TOTAL BRAZIL........................                       103,847,813                 1.7%
                                                        --------------               -----
CHILE -- (0.0%)
      Other Security................                         1,413,439                 0.0%
                                                        --------------               -----
COLOMBIA -- (0.1%)
      Other Securities..............                         5,724,032                 0.1%
                                                        --------------               -----
SOUTH KOREA -- (0.0%)
      Other Security................                           208,929                 0.0%
                                                        --------------               -----
TOTAL PREFERRED STOCKS..............                       111,194,213                 1.8%
                                                        --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............                           992,875                 0.0%
                                                        --------------               -----
TOTAL INVESTMENT SECURITIES.........                     6,104,199,575
                                                        --------------

                                                            VALUE+
                                                -------------------------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@(S)  The DFA Short Term Investment
        Fund........................ 12,258,452            141,842,552                 2.3%
                                                        --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,301,030,994)                                 $6,246,042,127               101.2%
                                                        ==============               =====

THE EMERGING MARKETS SERIES

CONTINUED


As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).....    650     06/21/19  $33,804,604 $35,106,500   $1,301,896
S&P 500(R) Emini Index.............     49     06/21/19    6,853,285   7,223,825      370,540
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS............                      $40,657,889 $42,330,325   $1,672,436
                                                         =========== ===========   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil............................... $  382,832,421             --   --    $  382,832,421
   Chile................................     74,256,495             --   --        74,256,495
   China................................    257,305,215 $  837,004,629   --     1,094,309,844
   Colombia.............................     26,651,672             --   --        26,651,672
   Czech Republic.......................             --     10,420,989   --        10,420,989
   Egypt................................        542,458      7,706,468   --         8,248,926
   Greece...............................             --     17,155,055   --        17,155,055
   Hungary..............................             --     29,404,664   --        29,404,664
   India................................     36,805,079    810,004,511   --       846,809,590
   Indonesia............................      5,263,544    163,231,479   --       168,495,023
   Malaysia.............................             --    179,072,700   --       179,072,700
   Mexico...............................    225,471,440             --   --       225,471,440
   Peru.................................     19,383,304             --   --        19,383,304
   Philippines..........................      2,885,016     86,803,880   --        89,688,896
   Poland...............................             --     98,829,705   --        98,829,705
   Russia...............................     17,106,339     95,086,280   --       112,192,619
   South Africa.........................     59,423,775    393,102,298   --       452,526,073
   South Korea..........................     30,462,600    934,685,599   --       965,148,199
   Taiwan...............................     88,812,700    848,460,929   --       937,273,629
   Thailand.............................    202,422,737             --   --       202,422,737
   Turkey...............................        385,434     51,033,072   --        51,418,506
Preferred Stocks
   Brazil...............................    103,847,813             --   --       103,847,813
   Chile................................      1,413,439             --   --         1,413,439
   Colombia.............................      5,724,032             --   --         5,724,032
   South Korea..........................             --        208,929   --           208,929
Rights/Warrants
   India................................             --        821,388   --           821,388
   South Korea..........................             --        171,487   --           171,487
Securities Lending Collateral...........             --    141,842,552   --       141,842,552
Futures Contracts**.....................      1,672,436             --   --         1,672,436
                                         -------------- --------------   --    --------------
TOTAL................................... $1,542,667,949 $4,705,046,614   --    $6,247,714,563
                                         ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                       THE EMERGING
                                                                         MARKETS
                                                                         SERIES*
                                                                       ------------
ASSETS:
Investments at Value (including $224,349 of securities on loan, respectively).......................................................  $6,104,199
Collateral from Securities on Loan Invested in Affiliate at Value
  (including cost of $141,826)........................................     141,843
Segregated Cash for Futures Contracts.................................       1,999
Foreign Currencies at Value...........................................      31,282
Cash..................................................................      32,057
Receivables:
   Investment Securities Sold.........................................       4,603
   Dividends, Interest and Tax Reclaims...............................       8,997
   Securities Lending Income..........................................         458
Prepaid Expenses and Other Assets.....................................           7
                                                                        ----------
       Total Assets...................................................   6,325,445
                                                                        ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...................................     141,834
   Investment Securities Purchased....................................       7,138
   Due to Advisor.....................................................         511
   Futures Margin Variation...........................................          35
Deferred Taxes Payable................................................       5,698
Accrued Expenses and Other Liabilities................................         959
                                                                        ----------
       Total Liabilities..............................................     156,175
                                                                        ----------
NET ASSETS............................................................  $6,169,270
                                                                        ==========
Investments at Cost...................................................  $4,159,205
                                                                        ==========
Foreign Currencies at Cost............................................  $   31,462
                                                                        ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     THE EMERGING
                                                                       MARKETS
                                                                       SERIES#
                                                                     ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $6,235)..............   $ 51,504
   Income from Securities Lending...................................      2,229
                                                                       --------
          Total Investment Income...................................     53,733
                                                                       --------
EXPENSES
   Investment Management Fees.......................................      2,892
   Accounting & Transfer Agent Fees.................................        131
   Custodian Fees...................................................        999
   Shareholders' Reports............................................          5
   Directors'/Trustees' Fees & Expenses.............................         22
   Professional Fees................................................         57
   Other............................................................         81
                                                                       --------
          Total Expenses............................................      4,187
                                                                       --------
   Fees Paid Indirectly (Note C)....................................       (212)
                                                                       --------
   Net Expenses.....................................................      3,975
                                                                       --------
   NET INVESTMENT INCOME (LOSS).....................................     49,758
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.................................    (12,998)
       Affiliated Investment Companies Shares Sold..................          6
       Futures......................................................      2,085
       Foreign Currency Transactions................................        259
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...................    624,082
       Affiliated Investment Companies Shares.......................          6
       Futures......................................................      4,378
       Translation of Foreign Currency-Denominated Amounts..........        (12)
                                                                       --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..........................    617,806
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....   $667,564
                                                                       ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        THE EMERGING
                                                                                       MARKETS SERIES
                                                                                  -----------------------
                                                                                  SIX MONTHS     YEAR
                                                                                     ENDED       ENDED
                                                                                    APR 30,     OCT 31,
                                                                                     2019        2018
                                                                                  ----------- -----------
                                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $   49,758  $   149,893
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................................    (12,998)      83,224
       Affiliated Investment Companies Shares Sold...............................          6          (12)
       Futures...................................................................      2,085       (2,079)
       Foreign Currency Transactions.............................................        259       (1,530)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    624,082     (948,414)
       Affiliated Investment Companies Shares....................................          6            7
       Futures...................................................................      4,378       (3,369)
       Translation of Foreign Currency-Denominated Amounts.......................        (12)         (32)
                                                                                  ----------  -----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    667,564     (722,312)
                                                                                  ----------  -----------
Transactions in Interest:
   Contributions.................................................................    614,886      667,220
   Withdrawals...................................................................   (582,829)  (1,198,466)
                                                                                  ----------  -----------
          Net Increase (Decrease) from Transactions in Interest..................     32,057     (531,246)
                                                                                  ----------  -----------
          Total Increase (Decrease) in Net Assets................................    699,621   (1,253,558)
NET ASSETS
   Beginning of Period...........................................................  5,469,649    6,723,207
                                                                                  ----------  -----------
   End of Period................................................................. $6,169,270  $ 5,469,649
                                                                                  ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE EMERGING MARKETS SERIES
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR        YEAR        YEAR         YEAR
                                                   ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                                  APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                   2019          2018         2017        2016        2015         2014
                                               -----------    ----------   ----------  ----------  ----------   ----------
                                                (UNAUDITED)
Total Return..................................      12.17%(B)     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                               ----------     ----------   ----------  ----------  ----------   ----------
Net Assets, End of Period (thousands)......... $6,169,270     $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets.......       0.14%(D)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.14%(D)       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net
  Assets......................................       1.72%(D)       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate.......................          3%(B)         12%           8%          5%          9%           5%

--------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Emerging Markets Series (the "Series"), is presented in this report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series' shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Series' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of:
(i)
the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2019, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

EARNED INCOME CREDIT:

   Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amount in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         The Emerging Markets Series.......................    $212

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2019, the total related amount paid by the Trust to the CCO was $41 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

            The Emerging Markets Series....................... $167

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

                                                    OTHER INVESTMENT
                                                       SECURITIES
                                                   ------------------
                                                   PURCHASES  SALES
                                                   --------- --------
          The Emerging Markets Series............. $288,627  $191,080

   There were no purchases or sales of long-term U.S. government securities.

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                         NET
                                                       REALIZED   CHANGE IN    BALANCE   SHARES
                      BALANCE AT                        GAIN/    UNREALIZED      AT       AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS   (LOSS)  APPRECIATION/ APRIL 30, APRIL 30, DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES ON SALES DEPRECIATION    2019      2019     INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- -------- ------------- --------- --------- -------- -------------
THE EMERGING MARKETS
  SERIES
The DFA Short Term
  Investment Fund....  $135,212   $389,336   $382,717     $6         $6       $141,843   12,258    $1,626       --
                       --------   --------   --------     --         --       --------   ------    ------       --
TOTAL................  $135,212   $389,336   $382,717     $6         $6       $141,843   12,258    $1,626       --
                       ========   ========   ========     ==         ==       ========   ======    ======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                               FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                               TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ---------- ------------ -------------- --------------
The Emerging Markets Series.................. $4,301,031  $2,317,469    $(372,458)     $1,945,011

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entrance into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amount in thousands):

                                                              FUTURES
                                                              -------
           The Emerging Markets Series....................... $41,141

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                ------------------------------
                                                 TOTAL VALUE
                                                      AT           EQUITY
                                                APRIL 30, 2019 CONTRACTS *,(1)
                                                -------------- ---------------
  The Emerging Markets Series..................     $1,672         $1,672

(1)Presented on Statements of Assets and Liabilities as Receivables/Payables:
   Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2019 (amounts in thousands):

                                                     REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                     -----------------------
                                                                 EQUITY
                                                     TOTAL    CONTRACTS (1)
                                                      ------  -------------
       The Emerging Markets Series.................. $2,085      $2,085

                                                      CHANGE IN UNREALIZED
                                                          APPRECIATION
                                                       (DEPRECIATION) ON
                                                          DERIVATIVES
                                                      --------------------
                                                                EQUITY
                                                      TOTAL  CONTRACTS (2)
                                                      ------ -------------
     The Emerging Markets Series..................... $4,378    $4,378

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                               ------------- ------------ ------------ -------- --------------- ----------------
The Emerging Markets Series...     2.95%         $50           1          --          $50              --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that the Series' available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the six months ended April 30, 2019.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2019, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

   For the six months ended April 30, 2019, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

   PORTFOLIO                           PURCHASES SALES  REALIZED GAIN (LOSS)
   ---------                           --------- ------ --------------------
   The Emerging Markets Series........  $2,380   $1,006        $(213)

J. SECURITIES LENDING:

   As of April 30, 2019, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                        NON-CASH
                                                       COLLATERAL
                                                         MARKET
                                                         VALUE
                                                       ----------
              The Emerging Markets Series.............  $106,898

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                 AS OF APRIL 30, 2019
                                 -----------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                 ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
THE EMERGING MARKETS SERIES
   Common Stocks................   $141,843       --         --         --    $141,843

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the "Funds") and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED


   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                   DFA043019-011S
                                                                      00230818

                                                             [LOGO] Dimensional

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO      DFA LTIP Portfolio

DFA TWO-YEAR GLOBAL FIXED INCOME         DFA INFLATION-PROTECTED SECURITIES
PORTFOLIO                                PORTFOLIO

DFA SELECTIVELY HEDGED GLOBAL FIXED      DFA SHORT-DURATION REAL RETURN
INCOME PORTFOLIO                         PORTFOLIO

DFA FIVE-YEAR GLOBAL FIXED INCOME        DFA MUNICIPAL REAL RETURN PORTFOLIO
PORTFOLIO

DFA WORLD EX U.S. GOVERNMENT FIXED       DFA CALIFORNIA MUNICIPAL REAL RETURN
INCOME PORTFOLIO                         PORTFOLIO

DFA SHORT-TERM GOVERNMENT PORTFOLIO      DFA MUNICIPAL BOND PORTFOLIO

DFA INTERMEDIATE GOVERNMENT FIXED        DFA SHORT-TERM MUNICIPAL BOND
INCOME PORTFOLIO                         PORTFOLIO

DFA SHORT-TERM EXTENDED QUALITY          DFA INTERMEDIATE-TERM MUNICIPAL BOND
PORTFOLIO                                PORTFOLIO

DFA INTERMEDIATE-TERM EXTENDED QUALITY   DFA CALIFORNIA SHORT-TERM MUNICIPAL
PORTFOLIO                                BOND PORTFOLIO

DFA TARGETED CREDIT PORTFOLIO            DFA CALIFORNIA INTERMEDIATE-TERM
                                         MUNICIPAL BOND PORTFOLIO

DFA GLOBAL CORE PLUS FIXED INCOME        DFA NY MUNICIPAL BOND PORTFOLIO
PORTFOLIO

DFA INVESTMENT GRADE PORTFOLIO           DFA MN MUNICIPAL BOND PORTFOLIO

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

DFA TWO-YEAR FIXED INCOME PORTFOLIO

DFA TWO-YEAR GOVERNMENT PORTFOLIO

   SEE THE INSIDE FRONT COVER FOR IMPORTANT INFORMATION ABOUT ACCESS TO YOUR
              FUND'S ANNUAL AND SEMI-ANNUAL SHAREHOLDER REPORTS.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at
(888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[LOGO] DIMENSIONAL

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                    /s/ Gerard K. O'Reilly

DAVID P. BUTLER                        GERARD K. O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses.............................................   3
   Disclosure of Portfolio Holdings........................................   7
   Schedules of Investments
       DFA One-Year Fixed Income Portfolio.................................   9
       DFA Two-Year Global Fixed Income Portfolio..........................  16
       DFA Selectively Hedged Global Fixed Income Portfolio................  22
       DFA Five-Year Global Fixed Income Portfolio.........................  30
       DFA World ex U.S. Government Fixed Income Portfolio.................  39
       DFA Short-Term Government Portfolio.................................  42
       DFA Intermediate Government Fixed Income Portfolio..................  44
       DFA Short-Term Extended Quality Portfolio...........................  46
       DFA Intermediate-Term Extended Quality Portfolio....................  57
       DFA Targeted Credit Portfolio.......................................  65
       DFA Global Core Plus Fixed Income Portfolio.........................  76
       DFA Investment Grade Portfolio......................................  93
       DFA Diversified Fixed Income Portfolio.............................. 108
       DFA LTIP Portfolio.................................................. 109
       DFA Inflation-Protected Securities Portfolio........................ 110
       DFA Short-Duration Real Return Portfolio............................ 111
       DFA Municipal Real Return Portfolio................................. 122
       DFA California Municipal Real Return Portfolio...................... 133
       DFA Municipal Bond Portfolio........................................ 140
       DFA Short-Term Municipal Bond Portfolio............................. 151
       DFA Intermediate-Term Municipal Bond Portfolio...................... 164
       DFA California Short-Term Municipal Bond Portfolio.................. 179
       DFA California Intermediate-Term Municipal Bond Portfolio........... 187
       DFA NY Municipal Bond Portfolio..................................... 198
       DFA MN Municipal Bond Portfolio..................................... 203
   Statements of Assets and Liabilities.................................... 207
   Statements of Operations................................................ 214
   Statements of Changes in Net Assets..................................... 221
   Financial Highlights.................................................... 228
   Notes to Financial Statements........................................... 241
   Section 19(a) Notice.................................................... 267
DIMENSIONAL INVESTMENT GROUP INC.
   Disclosure of Fund Expenses............................................. 268
   Disclosure of Portfolio Holdings........................................ 270
   Schedules of Investments
       DFA Two-Year Fixed Income Portfolio................................. 271
       DFA Two-Year Government Portfolio................................... 275
   Statements of Assets and Liabilities.................................... 277
   Statements of Operations................................................ 278
   Statements of Changes in Net Assets..................................... 279
   Financial Highlights.................................................... 280
   Notes to Financial Statements........................................... 281
   Section 19(a) Notice.................................................... 288
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................ 289

TABLE OF CONTENTS

CONTINUED

                                                                            PAGE
                                                                            ----
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS......................... 290

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  AGM                    Assured Guaranty Municipal Corporation
  ETM                    Escrowed to Maturity
  GO                     General Obligation
  PSF-GTD                Public School Fund Guarantee
  RB                     Revenue Bond
  RN                     Revenue Note
  SCH BD GTY             School Bond Guaranty
  SCSDE                  South Carolina State Department of Education
  SD CRED PROG           School District Credit Program
  ST                     Special Tax
  ST AID WITHHLDG        State Aid Withholding
  AMBAC                  American Municipal Bond Assurance Corporation
  SCH BD RES FD          School Board Resolution Fund
  ST GTD                 State Guaranteed
  FGIC                   Federal Guaranty Insurance Corporation
  USD                    United States Dollar
  CAD                    Canadian Dollars
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  NOK                    Norwegian Krone
  SEK                    Swedish Krona
  SGD                    Singapore Dollars
  JPY                    Japanese Yen
  AUD                    Australian Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED


Investment Footnotes

  ^                      Denominated in USD, unless otherwise noted.
  +                      See Note B to Financial Statements.
  (r)                    The adjustable rate shown is effective as of
                         April 30, 2019
  #                      Total or Partial Securities on Loan.
  (OMEGA)                Rule 144A, Section 4(2), or other security that is
                         restricted as to resale to institutional investors.
                         This security has been deemed liquid based upon the
                         Fund's Liquidity Guidelines.
  @                      Security purchased with cash proceeds from Securities
                         on Loan.
  (S)                    Affiliated Fund.
  (+/-)                  Face Amount of security is not adjusted for inflation.
  ~                      Total or partial security pledged as collateral for
                         Swap Agreements.
  (currency)             Pre-refunded bonds are collateralized by U.S.
                         Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
                         (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

FINANCIAL HIGHLIGHTS
--------------------

  (A)                    Computed using average shares outstanding.
  (B)                    Non-Annualized
  (C)                    Annualized
  (D) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
  (E) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

  --                     Amounts designated as -- are either zero or rounded
                         to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                            BEGINNING  ENDING               EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                              VALUE    VALUE     EXPENSE     DURING
                                            11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                            --------- --------- ---------- ----------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return......................... $1,000.00 $1,016.70    0.17%     $0.85
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.95    0.17%     $0.85

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return......................... $1,000.00 $1,020.50    0.18%     $0.90
Hypothetical 5% Annual Return.............. $1,000.00 $1,023.90    0.18%     $0.90

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                      BEGINNING  ENDING               EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                        VALUE    VALUE     EXPENSE     DURING
                                                      11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                      --------- --------- ---------- ----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,030.30    0.17%     $0.86
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.95    0.17%     $0.85

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,028.70    0.28%     $1.41
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.41    0.28%     $1.40

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,054.20    0.20%     $1.02
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.80    0.20%     $1.00

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return................................... $1,000.00 $1,026.00    0.19%     $0.95
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.85    0.19%     $0.95

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,055.70    0.13%     $0.66
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.15    0.13%     $0.65

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return................................... $1,000.00 $1,029.70    0.22%     $1.11
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.70    0.22%     $1.10

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,073.30    0.22%     $1.13
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.70    0.22%     $1.10

DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return................................... $1,000.00 $1,037.80    0.20%     $1.01
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.80    0.20%     $1.00

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return................................... $1,000.00 $1,061.40    0.30%     $1.53
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.31    0.30%     $1.51

DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return................................... $1,000.00 $1,061.80    0.22%     $1.12
Hypothetical 5% Annual Return........................ $1,000.00 $1,023.70    0.22%     $1.10

DFA DIVERSIFIED FIXED INCOME PORTFOLIO (2)
------------------------------------------
Actual Fund Return................................... $1,000.00 $1,040.30    0.15%     $0.76
Hypothetical 5% Annual Return........................ $1,000.00 $1,024.05    0.15%     $0.75

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                           BEGINNING  ENDING               EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                                             VALUE    VALUE     EXPENSE     DURING
                                                           11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                                           --------- --------- ---------- ----------

DFA LTIP PORTFOLIO
------------------
Actual Fund Return........................................ $1,000.00 $1,098.60    0.15%     $0.78
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.05    0.15%     $0.75

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,052.30    0.12%     $0.61
Hypothetical 5% Annual Return............................. $1,000.00 $1,024.20    0.12%     $0.60

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return........................................ $1,000.00 $1,025.10    0.23%     $1.15
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return........................................ $1,000.00 $1,037.30    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,029.60    0.30%     $1.51
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.31    0.30%     $1.51

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return........................................ $1,000.00 $1,031.90    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return........................................ $1,000.00 $1,012.30    0.23%     $1.15
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,038.40    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,011.20    0.23%     $1.15
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return........................................ $1,000.00 $1,030.70    0.23%     $1.16
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.65    0.23%     $1.15

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return........................................ $1,000.00 $1,017.50    0.25%     $1.25
Hypothetical 5% Annual Return............................. $1,000.00 $1,023.56    0.25%     $1.25

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                    BEGINNING  ENDING               EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                      VALUE    VALUE     EXPENSE     DURING
                                    11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                    --------- --------- ---------- ----------
   DFA MN MUNICIPAL BOND PORTFOLIO
   -------------------------------
   Actual Fund Return.............. $1,000.00 $1,027.40    0.32%     $1.61
   Hypothetical 5% Annual Return... $1,000.00 $1,023.21    0.32%     $1.61

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2)DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                     DFA ONE-YEAR FIXED INCOME PORTFOLIO
      Corporate...................................................  11.1%
      Government..................................................  10.8%
      Foreign Corporate...........................................  30.5%
      Foreign Government..........................................  35.8%
      Supranational...............................................  11.8%
                                                                   -----
                                                                   100.0%

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
      Corporate...................................................  14.3%
      Government..................................................   2.2%
      Foreign Corporate...........................................  34.3%
      Foreign Government..........................................  40.5%
      Supranational...............................................   8.7%
                                                                   -----
                                                                   100.0%

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
      Corporate...................................................  38.3%
      Government..................................................   9.3%
      Foreign Corporate...........................................  28.0%
      Foreign Government..........................................  20.4%
      Supranational...............................................   4.0%
                                                                   -----
                                                                   100.0%

                 DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
      Corporate...................................................  10.6%
      Foreign Corporate...........................................  30.7%
      Foreign Government..........................................  49.5%
      Supranational...............................................   9.2%
                                                                   -----
                                                                   100.0%

             DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
      Government..................................................   0.3%
      Foreign Government..........................................  85.4%
      Supranational...............................................  14.3%
                                                                   -----
                                                                   100.0%

                     DFA SHORT-TERM GOVERNMENT PORTFOLIO
      Government.................................................. 100.0%
                                                                   -----
                                                                   100.0%

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
      Government.................................................. 100.0%
                                                                   -----
                                                                   100.0%

                  DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
      Corporate...................................................  40.1%
      Government..................................................   1.9%
      Foreign Corporate...........................................  30.5%
      Foreign Government..........................................  23.7%
      Supranational...............................................   3.8%
                                                                   -----
                                                                   100.0%

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
      Corporate...................................................  76.7%
      Government..................................................   2.8%
      Foreign Corporate...........................................  20.1%
      Foreign Government..........................................   0.3%
      Supranational...............................................   0.1%
                                                                   -----
                                                                   100.0%

                        DFA TARGETED CREDIT PORTFOLIO
      Corporate...................................................  63.6%
      Foreign Corporate...........................................  34.5%
      Foreign Government..........................................   1.9%
                                                                   -----
                                                                   100.0%

                 DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
      Corporate...................................................  48.8%
      Government..................................................   1.5%
      Foreign Corporate...........................................  30.2%
      Foreign Government..........................................  14.3%
      Supranational...............................................   5.2%
                                                                   -----
                                                                   100.0%

                        DFA INVESTMENT GRADE PORTFOLIO
      Corporate...................................................  45.0%
      Government..................................................  42.9%
      Foreign Corporate...........................................  10.4%
      Foreign Government..........................................   1.7%
                                                                   -----
                                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

      Government..................................................  20.0%
      Affiliated Investment Companies.............................  80.0%
                                                                   -----
                                                                   100.0%

                              DFA LTIP PORTFOLIO

      Government.................................................. 100.0%
                                                                   -----
                                                                   100.0%

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

      Government.................................................. 100.0%
                                                                   -----
                                                                   100.0%

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

      Corporate...................................................  46.6%
      Government..................................................   4.6%
      Foreign Corporate...........................................  29.3%
      Foreign Government..........................................  14.1%
      Supranational...............................................   5.4%
                                                                   -----
                                                                   100.0%

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

      Muni G.O. Local.............................................  53.4%
      Muni G.O. State.............................................  23.9%
      Muni Revenue................................................  22.4%
      Muni Pre-Refunded...........................................   0.3%
                                                                   -----
                                                                   100.0%

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

      Muni G.O. Local.............................................  33.9%
      Muni G.O. State.............................................  19.6%
      Muni Insured................................................   1.1%
      Muni Revenue................................................  28.7%
      Muni Pre-Refunded...........................................  16.7%
                                                                   -----
                                                                   100.0%

                         DFA MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  50.4%
      Muni G.O. State.............................................  25.6%
      Muni Insured................................................   0.7%
      Muni Revenue................................................  18.1%
      Muni Pre-Refunded...........................................   5.2%
                                                                   -----
                                                                   100.0%

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  45.1%
      Muni G.O. State.............................................  28.7%
      Muni Insured................................................   0.3%
      Muni Revenue................................................  18.1%
      Muni Pre-Refunded...........................................   7.8%
                                                                   -----
                                                                   100.0%

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  51.2%
      Muni G.O. State.............................................  32.1%
      Muni Insured................................................   0.3%
      Muni Revenue................................................  15.3%
      Muni Pre-Refunded...........................................   1.1%
                                                                   -----
                                                                   100.0%

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  41.6%
      Muni G.O. State.............................................  20.8%
      Muni Insured................................................   0.1%
      Muni Revenue................................................  18.5%
      Muni Pre-Refunded...........................................  19.0%
                                                                   -----
                                                                   100.0%

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  38.5%
      Muni G.O. State.............................................  20.2%
      Muni Insured................................................   6.3%
      Muni Revenue................................................  26.3%
      Muni Pre-Refunded...........................................   8.7%
                                                                   -----
                                                                   100.0%

                        DFA NY MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  59.9%
      Muni G.O. State.............................................   3.8%
      Muni Insured................................................   0.3%
      Muni Revenue................................................  30.5%
      Muni Pre-Refunded...........................................   5.5%
                                                                   -----
                                                                   100.0%

                        DFA MN MUNICIPAL BOND PORTFOLIO

      Muni G.O. Local.............................................  60.6%
      Muni G.O. State.............................................  15.0%
      Muni Revenue................................................  18.2%
      Muni Pre-Refunded...........................................   6.2%
                                                                   -----
                                                                   100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^    VALUE+
                                                             ------- ------------
                                                              (000)
AGENCY OBLIGATIONS -- (3.4%)
Federal Farm Credit Banks, Floating Rate Note, 1M USD
  LIBOR + 0.045%, FRN
(r)      2.522%, 04/16/21.................................   112,000 $111,935,831
Federal Home Loan Bank
         2.000%, 09/13/19.................................    39,000   38,935,412
         1.500%, 10/21/19.................................    38,000   37,832,716
         1.375%, 11/15/19.................................     7,500    7,459,082
#        4.125%, 03/13/20.................................    62,000   62,896,228
Federal Home Loan Mortgage Corp.
         1.250%, 10/02/19.................................    18,600   18,506,084
                                                                     ------------
TOTAL AGENCY OBLIGATIONS..................................            277,565,353
                                                                     ------------
BONDS -- (66.8%)
African Development Bank
         1.125%, 09/20/19.................................    19,000   18,899,420
         1.375%, 02/12/20.................................    25,438   25,223,558
         1.875%, 03/16/20.................................    26,600   26,469,987
Agence Francaise de Developpement
         1.375%, 08/02/19.................................    15,600   15,551,016
         1.625%, 01/21/20.................................    30,930   30,727,780
         1.875%, 09/14/20.................................    25,800   25,571,386
Agence Francaise de Developpement, Floating Rate Note, 3M
  USD LIBOR + 0.080%, FRN
(r)      2.681%, 03/23/20.................................    30,000   30,000,120
Amazon.com, Inc.
         1.900%, 08/21/20.................................     8,497    8,432,441
ANZ New Zealand International Ltd.
(OMEGA)  2.600%, 09/23/19.................................    22,849   22,837,684
         2.600%, 09/23/19.................................    11,984   11,978,065
Apple, Inc.
#        1.500%, 09/12/19.................................   102,300  101,870,950
         1.800%, 11/13/19.................................    55,641   55,387,521
#        1.900%, 02/07/20.................................     5,413    5,386,332
#        2.000%, 11/13/20.................................     2,500    2,481,750
Apple, Inc., 3M USD LIBOR + 0.250%, FRN
#(r)     2.947%, 02/07/20.................................     7,000    7,010,739

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.300%, FRN
(r)         3.034%, 05/06/19..................................   15,600  $15,600,946
Asian Development Bank
            1.625%, 05/05/20..................................   16,500   16,372,125
Australia & New Zealand Banking Group, Ltd.
#           2.250%, 06/13/19..................................    4,150    4,148,322
#           1.600%, 07/15/19..................................    9,250    9,231,707
(OMEGA)     2.250%, 12/19/19..................................   60,000   59,840,689
Australia & New Zealand Banking Group, Ltd., Floating Rate
  Note, 3M USD LIBOR + 0.660%, FRN
(r)(OMEGA)  3.261%, 09/23/19..................................    3,145    3,153,030
Bank of Montreal
#           2.100%, 06/15/20..................................   36,510   36,312,492
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)         3.051%, 06/15/20..................................   28,700   28,815,664
Bank of Montreal, 3M USD LIBOR + 0.460%, FRN
(r)         3.057%, 04/13/21..................................   14,633   14,698,348
Bank of Montreal, 3M USD LIBOR + 0.600%, FRN
#(r)        3.196%, 12/12/19..................................    1,488    1,493,428
Bank of Montreal , 3M USD LIBOR + 0.340%, FRN
#(r)        2.937%, 07/13/20..................................   13,691   13,722,950
Bank of Nova Scotia (The)
#           2.350%, 10/21/20..................................   19,793   19,704,186
            2.500%, 01/08/21..................................   15,205   15,166,627
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)         2.879%, 01/08/21..................................   39,053   39,101,734
Bank of Nova Scotia (The), 3M USD LIBOR + 0.440%, FRN
(r)         3.031%, 04/20/21..................................    6,000    6,024,046
Bank of Nova Scotia (The), 3M USD LIBOR + 0.620%, FRN
(r)         3.218%, 12/05/19..................................   34,000   34,112,441

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
Berkshire Hathaway Finance Corp., Floating Rate Note, 3M USD
  LIBOR + 0.260%, FRN
(r)         2.944%, 08/15/19..................................   11,030  $11,038,630
BNG Bank NV
            1.875%, 06/11/19..................................   64,646   64,600,101
            1.750%, 10/30/19..................................   42,880   42,715,855
(OMEGA)     1.750%, 10/30/19..................................    7,500    7,471,290
            1.625%, 11/25/19..................................   17,750   17,661,214
(OMEGA)     2.500%, 02/28/20..................................   26,000   26,001,170
            2.500%, 02/28/20..................................   49,108   49,110,210
            1.750%, 10/05/20..................................   14,500   14,359,205
BNG Bank NV, 3M USD LIBOR + 0.100%, FRN
(r)(OMEGA)  2.697%, 07/14/20..................................   15,000   15,015,661
Caisse d'Amortissement de la Dette Sociale
(OMEGA)     1.750%, 09/24/19..................................    8,000    7,974,960
            1.750%, 09/24/19..................................   41,830   41,699,072
            1.875%, 01/13/20..................................   57,100   56,852,928
            2.000%, 04/17/20..................................   10,150   10,104,427
            1.875%, 07/28/20..................................   63,300   62,857,786
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.310%, FRN
#(r)        2.908%, 10/05/20..................................    3,235    3,240,285
Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.315%, FRN
#(r)        2.891%, 02/02/21..................................    9,975    9,983,425
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M
  USD LIBOR + 0.180%, FRN
            2.657%, 04/06/20..................................   25,000   24,995,649
Chevron Corp.
            1.561%, 05/16/19..................................   19,242   19,233,790
            1.991%, 03/03/20..................................    9,500    9,454,533
Chevron Corp., Floating Rate Note, 3M USD LIBOR + 0.410%, FRN
(r)         3.094%, 11/15/19..................................    7,450    7,465,256
Cisco Systems, Inc.
#           1.400%, 09/20/19..................................   23,787   23,678,754
#           4.450%, 01/15/20..................................    8,329    8,432,754
Commonwealth Bank of Australia
#           2.300%, 09/06/19..................................   13,969   13,953,250

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.550%, FRN
#(r)        3.158%, 09/06/19..................................   13,094  $13,118,213
Commonwealth Bank of Australia, Floating Rate Note, 3M USD
  LIBOR + 0.640%, FRN
(r)         3.378%, 11/07/19..................................    4,819    4,834,427
Cooperatieve Rabobank UA
#           1.375%, 08/09/19..................................   43,920   43,769,267
#           2.250%, 01/14/20..................................   16,470   16,424,798
            4.750%, 01/15/20..................................    9,332    9,465,421
(OMEGA)     4.750%, 01/15/20..................................    6,750    6,846,505
Cooperatieve Rabobank UA, Floating Rate Note, 3M USD LIBOR +
  0.510%, FRN
(r)         3.207%, 08/09/19..................................    3,419    3,423,769
Council Of Europe Development Bank
            1.500%, 05/17/19..................................   36,200   36,184,434
#           1.750%, 11/14/19..................................    4,280    4,263,022
#           1.875%, 01/27/20..................................   29,349   29,215,383
            1.625%, 03/10/20..................................   28,132   27,932,378
CPPIB Capital, Inc.
(OMEGA)     1.250%, 09/20/19..................................    4,850    4,825,789
            2.375%, 01/29/21..................................   10,000    9,989,659
CPPIB Capital, Inc., 3M USD LIBOR + 0.010%, FRN
(r)(OMEGA)  2.619%, 12/27/19..................................   50,000   49,981,009
CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR +
  0.300%, FRN
(r)(OMEGA)  2.631%, 10/16/20..................................   50,000   50,018,000
Dexia Credit Local SA
            1.875%, 01/29/20..................................   16,900   16,818,161
Equinor ASA
#           2.250%, 11/08/19..................................   27,060   26,986,310
Erste Abwicklungsanstalt
            1.375%, 10/30/19..................................   19,000   18,891,092
            2.500%, 03/13/20..................................   15,200   15,192,400
EUROFIMA
            1.750%, 05/29/20..................................   14,900   14,785,195
European Bank for Reconstruction & Development
            1.750%, 11/26/19..................................   21,051   20,958,561
            1.625%, 05/05/20..................................   14,445   14,327,593
            1.125%, 08/24/20..................................    4,872    4,789,593
European Investment Bank
            1.125%, 08/15/19..................................   32,000   31,873,408

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^    VALUE+
                                                                 ------- ------------
                                                                  (000)
            1.250%, 12/16/19..................................    18,000 $ 17,866,453
#           1.625%, 03/16/20..................................    65,651   65,158,338
#           1.750%, 05/15/20..................................    96,800   96,139,480
            1.375%, 06/15/20..................................    20,300   20,068,213
European Stability Mechanism
(OMEGA)     3.000%, 10/23/20..................................     4,500    4,538,448
Export Development Canada
#           1.750%, 08/19/19..................................    99,550   99,329,490
#           1.000%, 09/13/19..................................    23,335   23,205,001
#(OMEGA)    2.300%, 02/10/20..................................    85,250   85,107,950
Finland Government International Bond
            1.750%, 09/10/19..................................     6,300    6,282,864
FMS Wertmanagement
            1.500%, 08/09/19..................................     5,000    4,985,515
            1.000%, 08/16/19..................................   104,500  104,029,526
            1.750%, 01/24/20..................................    29,500   29,343,084
            2.250%, 02/03/20..................................    22,400   22,366,176
#           1.750%, 03/17/20..................................     6,500    6,459,830
            1.750%, 05/15/20..................................     8,200    8,138,500
Inter-American Development Bank
            1.125%, 09/12/19..................................    21,247   21,134,294
            1.750%, 10/15/19..................................     9,500    9,467,966
            1.625%, 05/12/20..................................    23,629   23,429,652
            1.875%, 06/16/20..................................    59,685   59,327,016
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)         2.817%, 10/15/20..................................    10,700   10,733,384
International Bank for Reconstruction & Development
            0.875%, 08/15/19..................................    18,000   17,912,771
            1.875%, 10/07/19..................................    49,532   49,394,928
            1.875%, 04/21/20..................................    21,108   20,995,705
            1.625%, 09/04/20..................................    25,104   24,861,087
International Finance Corp.
            1.625%, 07/16/20..................................     3,500    3,466,308
Kommunalbanken A.S.
            1.750%, 05/28/19..................................    42,700   42,675,832
            1.500%, 09/09/19..................................     5,000    4,981,305
            1.500%, 10/22/19..................................    34,768   34,591,796
            1.625%, 01/15/20..................................    32,140   31,947,353
#(OMEGA)    2.500%, 04/17/20..................................     7,028    7,030,563
            2.500%, 04/17/20..................................    25,396   25,404,863
            1.750%, 09/15/20..................................    15,398   15,252,227
            1.375%, 10/26/20..................................     6,000    5,906,754
Kommunalbanken A.S., 3M USD LIBOR + 0.330%, FRN
(r)(OMEGA)  2.945%, 06/16/20..................................     8,000    8,028,560

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR +
  0.330%, FRN
(r)         2.945%, 06/16/20..................................   27,500  $27,598,175
Kommunekredit
            1.125%, 08/23/19..................................   63,700   63,417,427
            1.625%, 06/12/20..................................   53,913   53,400,665
Kommuninvest I Sverige AB
            1.125%, 09/17/19..................................   17,200   17,107,567
            2.000%, 11/12/19..................................   17,950   17,899,022
            1.750%, 03/19/20..................................   38,544   38,287,066
            2.500%, 06/01/20..................................   16,800   16,805,544
            1.625%, 09/01/20..................................    1,000      988,896
(OMEGA)     1.625%, 09/01/20..................................   17,340   17,148,358
            2.750%, 10/22/20..................................    2,000    2,008,856
Kreditanstalt fuer Wiederaufbau
            1.250%, 09/30/19..................................   39,700   39,497,892
            4.000%, 01/27/20..................................    4,100    4,145,674
            1.750%, 03/31/20..................................   15,000   14,898,216
            1.500%, 04/20/20..................................   62,500   61,934,726
            1.625%, 05/29/20..................................   29,085   28,835,128
#           1.875%, 06/30/20..................................   19,500   19,383,530
            2.750%, 07/15/20..................................   34,500   34,644,079
Municipality Finance P.L.C.
            1.750%, 05/21/19..................................   14,350   14,343,801
            1.500%, 03/23/20..................................   12,567   12,454,651
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR
  + 0.170%, FRN
(r)         2.908%, 02/07/20..................................   54,600   54,660,606
Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR
  + 0.500%, FRN
(r)         2.733%, 02/17/21..................................   14,200   14,203,834
National Australia Bank, Ltd.
(OMEGA)     2.250%, 07/01/19..................................   12,000   11,992,481
            1.375%, 07/12/19..................................   70,400   70,236,098
#           2.250%, 01/10/20..................................    8,700    8,675,261
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.240%, FRN
(r)(OMEGA)  2.826%, 07/25/19..................................   50,000   50,026,807
(r)(OMEGA)  2.869%, 08/29/19..................................   41,600   41,625,530
National Australia Bank, Ltd., Floating Rate Note, 3M USD
  LIBOR + 0.590%, FRN
(r)(OMEGA)  3.174%, 01/10/20..................................   16,080   16,136,948

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- -----------
                                                               (000)
Nederlandse Waterschapsbank NV
         1.750%, 09/05/19..................................   40,400  $40,284,375
(OMEGA)  1.750%, 09/05/19..................................   16,000   15,954,208
(OMEGA)  1.250%, 09/09/19..................................    6,050    6,022,315
         1.250%, 09/09/19..................................    6,850    6,818,654
         1.625%, 03/04/20..................................   15,750   15,634,773
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD
  LIBOR + 0.200%, FRN
(r)      2.717%, 08/09/19..................................   12,000   12,000,600
Nestle Holdings, Inc.
         2.125%, 01/14/20..................................   13,703   13,659,301
Nordic Investment Bank
         2.500%, 04/28/20..................................   41,650   41,664,439
Novartis Capital Corp.
         1.800%, 02/14/20..................................    6,551    6,515,386
NRW Bank
         1.875%, 07/01/19..................................   16,907   16,887,827
         1.250%, 07/29/19..................................   11,734   11,695,466
         2.000%, 09/23/19..................................   14,600   14,567,004
         1.875%, 01/27/20..................................   14,333   14,257,178
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)      2.778%, 02/08/21..................................   12,200   12,198,780
Oesterreichische Kontrollbank AG
         1.750%, 01/24/20..................................   56,352   56,066,342
         1.375%, 02/10/20..................................   56,482   56,027,320
#        1.500%, 10/21/20..................................    4,775    4,708,996
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M
  USD LIBOR + 0.010%, FRN
(r)      2.621%, 09/15/20..................................   16,800   16,796,472
Pfizer, Inc.
#        2.100%, 05/15/19..................................    8,255    8,253,597
Procter & Gamble Co. (The)
#        1.750%, 10/25/19..................................    3,866    3,851,651
Province of Alberta Canada
#        1.900%, 12/06/19..................................   70,200   69,936,095
Province of Manitoba Canada
#        1.750%, 05/30/19..................................   14,440   14,430,758
#        2.050%, 11/30/20..................................    2,000    1,985,805
Province of Ontario Canada
#        1.250%, 06/17/19..................................   39,780   39,717,097
         1.650%, 09/27/19..................................   10,500   10,462,690
         4.000%, 10/07/19..................................   16,209   16,301,663
         4.400%, 04/14/20..................................   50,499   51,365,015
#        1.875%, 05/21/20..................................   35,800   35,578,714
Province of Quebec Canada
         3.500%, 07/29/20..................................    7,993    8,093,590

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
Province of Quebec Canada, Floating Rate Note, 3M USD LIBOR +
  0.280%, FRN
(r)         2.871%, 07/21/19..................................   80,786  $80,839,655
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR +
  0.340%, FRN
(r)(OMEGA)  2.941%, 09/30/19..................................   54,140   54,210,203
Royal Bank of Canada
#           1.500%, 07/29/19..................................   31,042   30,959,739
#           2.125%, 03/02/20..................................   87,155   86,773,804
#           2.150%, 03/06/20..................................   54,939   54,755,378
            2.150%, 10/26/20..................................   32,000   31,795,553
#           2.350%, 10/30/20..................................    9,174    9,133,429
Royal Bank of Canada, 3M USD LIBOR + 0.240%, FRN
(r)         2.826%, 10/26/20..................................    3,340    3,343,906
Royal Bank of Canada, 3M USD LIBOR + 0.300%, FRN
#(r)        2.891%, 07/22/20..................................   12,800   12,823,604
Royal Bank of Canada, 3M USD LIBOR + 0.390%, FRN
(r)         2.973%, 04/30/21..................................    3,200    3,212,739
Shell International Finance BV
            1.375%, 05/10/19..................................    3,640    3,639,054
            1.375%, 09/12/19..................................   43,105   42,909,513
            4.300%, 09/22/19..................................    6,987    7,029,728
#           4.375%, 03/25/20..................................    8,110    8,234,762
            2.125%, 05/11/20..................................   40,656   40,457,041
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
#(r)        3.147%, 05/11/20..................................   17,347   17,419,244
Shell International Finance BV, Floating Rate Note, 3M USD
  LIBOR + 0.350%, FRN
#(r)        2.947%, 09/12/19..................................   18,870   18,898,393
State of North Rhine- Westphalia Germany
            1.875%, 06/17/19..................................   16,500   16,484,127
            1.625%, 07/25/19..................................   17,200   17,161,472
            1.250%, 09/16/19..................................   12,000   11,939,136
            1.625%, 01/22/20..................................   55,400   55,042,338
Svensk Exportkredit AB
            1.875%, 06/17/19..................................   43,600   43,558,144
            1.125%, 08/28/19..................................    5,000    4,977,955
#           1.750%, 05/18/20..................................    4,150    4,117,218
            1.875%, 06/23/20..................................    9,257    9,196,622

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
       1.750%, 08/28/20..................................   29,125  $28,858,145
       2.750%, 10/07/20..................................   17,422   17,492,068
 Svensk Exportkredit AB, Floating Rate Note, 3M USD
   LIBOR + 0.300%, FRN
 (r)   2.663%, 12/20/19..................................   10,000   10,002,200
 Svenska Handelsbanken AB
       2.250%, 06/17/19..................................   19,710   19,697,682
       1.500%, 09/06/19..................................    2,109    2,100,617
 Svenska Handelsbanken AB, Floating Rate Note, 3M USD
   LIBOR + 0.490%, FRN
 (r)   3.105%, 06/17/19..................................    1,580    1,580,885
 (r)   3.098%, 09/06/19..................................    9,086    9,099,990
 Toronto-Dominion Bank (The)
       2.125%, 07/02/19..................................    5,515    5,510,698
       1.450%, 08/13/19..................................    3,773    3,761,359
 #     1.900%, 10/24/19..................................   83,474   83,198,977
       3.000%, 06/11/20..................................   32,861   33,006,658
 #     1.850%, 09/11/20..................................    7,500    7,430,672
 Toronto-Dominion Bank (The), 3M USD LIBOR + 0.240%, FRN
 #(r)  2.820%, 01/25/21..................................   23,000   23,008,365
 Toronto-Dominion Bank (The), 3M USD LIBOR + 0.260%, FRN
 (r)   2.875%, 09/17/20..................................   11,800   11,826,639
 Toronto-Dominion Bank (The), 3M USD LIBOR + 0.280%, FRN
 (r)   2.881%, 06/11/20..................................   13,000   13,026,474
 Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
   LIBOR + 0.150%, FRN
 (r)   2.731%, 10/24/19..................................    2,090    2,091,096
 Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
   LIBOR + 0.650%, FRN
 #(r)  3.338%, 08/13/19..................................    9,500    9,517,904
 Toronto-Dominion Bank (The), Floating Rate Note, 3M USD
   LIBOR + 0.930%, FRN
 (r)   3.523%, 12/14/20..................................   20,000   20,239,134

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 Total Capital International SA, Floating Rate Note, 3M
   USD LIBOR + 0.350%, FRN
 (r)   2.975%, 06/19/19..................................    4,633  $ 4,635,416
       Total Capital SA
       4.450%, 06/24/20..................................    4,490    4,582,931
 Toyota Motor Credit Corp.
 #     1.400%, 05/20/19..................................   19,561   19,549,164
 #     2.125%, 07/18/19..................................    2,613    2,610,441
       2.200%, 01/10/20..................................   40,831   40,798,730
 #     2.150%, 03/12/20..................................   17,891   17,845,647
 Toyota Motor Credit Corp., 3M USD LIBOR + 0.100%, FRN
 (r)   2.684%, 01/10/20..................................   16,000   16,007,472
 Toyota Motor Credit Corp., 3M USD LIBOR + 0.150%, FRN
 (r)   2.753%, 10/09/20..................................   23,000   23,015,042
 Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
 (r)   2.785%, 09/18/20..................................   82,712   82,765,763
 Toyota Motor Credit Corp., Floating Rate Note, 3M USD
   LIBOR + 0.140%, FRN
 #(r)  2.833%, 11/14/19..................................   11,400   11,407,102
 Toyota Motor Credit Corp., Floating Rate Note, 3M USD
   LIBOR + 0.540%, FRN
 #(r)  3.129%, 01/08/21..................................   18,750   18,851,466
 Toyota Motor Credit Corp., Floating Rate Note, VRN
 (r)   2.791%, 08/21/20..................................    5,500    5,493,545
 Toyota Motor Finance Netherlands BV, 3M USD LIBOR +
   0.250%, FRN
 (r)   2.847%, 12/12/19..................................    3,000    3,002,730
 Walmart, Inc.
 #     1.750%, 10/09/19..................................    9,000    8,961,885
 #     2.850%, 06/23/20..................................   55,914   56,140,522
 Walmart, Inc., Floating Rate Note, 3M USD LIBOR +
   0.040%, FRN
 #(r)  2.641%, 06/23/20..................................   48,850   48,880,377
 Westpac Banking Corp.
       1.600%, 08/19/19..................................   16,970   16,917,620

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
Westpac Banking Corp., Floating Rate Note, 3M USD
  LIBOR + 0.710%, FRN
#(r)  3.398%, 05/13/19................................     5,500 $    5,501,451
                                                                 --------------
TOTAL BONDS                                                       5,469,125,881
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (5.1%)
U.S. Treasury Notes
#     1.250%, 08/31/19................................    10,000      9,958,203
#     1.625%, 12/31/19................................    20,000     19,889,062
      1.375%, 02/15/20................................   107,000    106,138,984
      1.250%, 02/29/20................................    50,000     49,521,485
      1.375%, 03/31/20................................    80,000     79,253,125
#     1.500%, 04/15/20................................   100,000     99,164,062
      1.125%, 04/30/20................................    55,000     54,318,945
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS                                     418,243,866
                                                                 --------------
CERTIFICATES OF DEPOSIT -- (3.3%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR +
  0.190%, FRN
      2.798%, 03/06/20................................    88,000     88,095,028
Bank of Montreal, Floating Rate Note, FRN
      2.867%, 05/08/19................................    30,000     30,000,620
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR
  + 0.050%, FRN
      2.689%, 02/27/20................................    75,000     75,005,754
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR
  + 0.190%, FRN
      2.791%, 03/11/20................................    34,450     34,493,652
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR
  + 0.280%, FRN
      2.893%, 09/21/20................................    17,700     17,707,086
Svenska Handelsbanken AB, Floating Rate Note, 3M USD
  LIBOR + 0.220%, FRN
      2.811%, 01/22/20................................    23,200     23,231,498
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT.........................              268,533,638
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            6,433,468,738
                                                                 --------------

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
COMMERCIAL PAPER -- (18.8%)
         Banque Et Ciasse 3.000%, 05/10/19...................   40,000  $39,973,144
Caisse Des Depots Et
(OMEGA)  2.540%, 05/14/19....................................   50,000   49,952,283
(OMEGA)  2.520%, 07/26/19....................................   60,000   59,630,975
Caisse Des Depots ET
(OMEGA)  2.571%, 07/17/19....................................   20,000   19,890,367
(OMEGA)  2.520%, 08/02/19....................................   40,000   39,742,400
Cisco Systems, Inc.
(OMEGA)  2.500%, 05/16/19....................................   25,000   24,972,989
(OMEGA)  2.516%, 05/21/19....................................   40,000   39,943,207
(OMEGA)  2.500%, 05/23/19....................................   43,000   42,933,105
(OMEGA)  2.510%, 06/04/19....................................   11,000   10,973,852
Erste Abwicklungsanstalt
(OMEGA)  2.500%, 05/14/19....................................   19,000   18,982,067
(OMEGA)  2.530%, 08/02/19....................................    6,500    6,457,485
         European Investment Bank 2.552%, 07/09/19              10,000    9,951,447
Exxon Mobil Corp.
         2.552%, 06/14/19....................................   88,700   88,432,237
         2.541%, 06/17/19....................................   50,000   49,838,666
         2.552%, 06/19/19....................................   50,000   49,831,736
         2.541%, 06/24/19....................................   45,000   44,832,800
(OMEGA)  KFW 2.500%, 07/16/19................................   15,000   14,918,316
(OMEGA)  Landesbank Hessen- Thuringen 2.551%, 07/15/19.......   50,000   49,734,950
Nederlandse Waterschapsbank NV
(OMEGA)  2.569%, 06/24/19....................................   16,800   16,735,243
(OMEGA)  2.571%, 07/03/19....................................   69,000   68,690,512
         Nestle Finance International Ltd. 2.530%, 07/25/19..   48,000   47,715,971
NRW Bank
(OMEGA)  2.550%, 05/14/19....................................   60,000   59,942,623
(OMEGA)  2.571%, 07/19/19....................................   50,000   49,720,334
(OMEGA)  2.571%, 07/22/19....................................   60,000   59,651,261
Oesterreichische Kontrollbank AG
         2.500%, 05/13/19....................................   50,000   49,956,215
         2.490%, 06/03/19....................................   15,000   14,965,362
(OMEGA)  Oversea-Chinese Banking Corp., Ltd. 2.571%, 07/03/19   50,000   49,773,956
Pfizer, Inc.
(OMEGA)  2.500%, 07/16/19....................................    4,200    4,177,712
(OMEGA)  2.490%, 07/24/19....................................   12,750   12,675,131
Sanofi
(OMEGA)  2.516%, 06/20/19....................................   38,000   37,867,301
(OMEGA)  2.480%, 06/24/19....................................   25,000   24,905,583
(OMEGA)  2.500%, 06/25/19....................................   45,000   44,826,890

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT^     VALUE+
                                                              ------- --------------
                                                               (000)
(OMEGA)  2.550%, 06/27/19..................................   92,000  $   91,632,854
(OMEGA)  2.540%, 06/28/19..................................   40,000      39,837,553
Total Capital Canada, Ltd.
(OMEGA)  2.500%, 07/02/19..................................    5,000       4,977,933
(OMEGA)  2.561%, 07/10/19..................................   50,000      49,750,810
(OMEGA)  2.480%, 07/16/19..................................   80,000      79,566,918
Walmart, Inc.
(OMEGA)  2.492%, 05/06/19..................................   30,000      29,987,965
(OMEGA)  2.541%, 06/20/19..................................   46,500      46,337,881
                                                                      --------------
TOTAL COMMERCIAL PAPER.....................................            1,544,688,034
                                                                      --------------

                                                          SHARES       VALUE+
                                                        ---------- --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government
        Money Market Fund 2.370%.....................   97,637,433 $   97,637,433
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  The DFA Short Term Investment Fund.............    9,820,177    113,629,269
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,185,994,565)..............................              $8,189,423,474
                                                                   ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
  Agency Obligations........          -- $  277,565,353   --    $  277,565,353
  Bonds.....................          --  5,469,125,881   --     5,469,125,881
  U.S. Treasury
    Obligations.............          --    418,243,866   --       418,243,866
  Certificates of Deposit...          --    268,533,638   --       268,533,638
  Commercial Paper..........          --  1,544,688,034   --     1,544,688,034
  Temporary Cash
    Investments............. $97,637,433             --   --        97,637,433
  Securities Lending
    Collateral..............          --    113,629,269   --       113,629,269
                             ----------- --------------   --    --------------
  TOTAL..................... $97,637,433 $8,091,786,041   --    $8,189,423,474
                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
BONDS -- (92.5%)
AUSTRALIA -- (5.5%)
Australia & New Zealand Banking Group, Ltd.
         2.250%, 06/13/19.................................................     42,343  $ 42,325,879
#        1.600%, 07/15/19.................................................      8,565     8,548,061
#        2.050%, 09/23/19.................................................      1,168     1,165,462
(OMEGA)  2.250%, 12/19/19.................................................     12,000    11,968,138
         2.250%, 11/09/20.................................................     16,895    16,782,064
Commonwealth Bank of Australia
#        2.300%, 09/06/19.................................................     11,019    11,006,576
         5.000%, 10/15/19.................................................     12,500    12,630,003
(OMEGA)  2.250%, 03/10/20.................................................     10,000     9,964,016
(OMEGA)  2.050%, 09/18/20.................................................     41,500    41,127,356
         2.400%, 11/02/20.................................................     25,800    25,697,595
National Australia Bank, Ltd.
(OMEGA)  2.250%, 07/01/19.................................................     18,482    18,470,419
         2.250%, 07/01/19.................................................     18,070    18,058,677
#        1.375%, 07/12/19.................................................     29,419    29,350,508
(OMEGA)  2.400%, 12/09/19.................................................      2,492     2,488,608
#        2.250%, 01/10/20.................................................      4,300     4,287,773
         2.125%, 05/22/20.................................................     14,706    14,622,875
         2.625%, 07/23/20.................................................      6,100     6,097,160
         2.500%, 01/12/21.................................................     10,000     9,947,260
Westpac Banking Corp.
#        1.600%, 08/19/19.................................................      4,975     4,959,644
         2.150%, 03/06/20.................................................      5,000     4,979,080
         2.300%, 05/26/20.................................................     10,000     9,962,258
                                                                                       ------------
TOTAL AUSTRALIA...........................................................              304,439,412
                                                                                       ------------
AUSTRIA -- (2.6%)
Oesterreichische Kontrollbank AG
         1.750%, 01/24/20.................................................     83,158    82,736,457
         1.375%, 02/10/20.................................................     55,318    54,872,690
         1.500%, 10/21/20.................................................      6,000     5,917,063
                                                                                       ------------
TOTAL AUSTRIA.............................................................              143,526,210
                                                                                       ------------
BELGIUM -- (1.4%)
Dexia Credit Local SA
         0.040%, 12/11/19................................................. EUR  5,200     5,843,428
         1.875%, 01/29/20.................................................     43,074    42,865,413
         0.200%, 03/16/21................................................. EUR 23,900    27,016,093
                                                                                       ------------
TOTAL BELGIUM.............................................................               75,724,934
                                                                                       ------------
CANADA -- (19.9%)
Bank of Montreal
         2.100%, 06/15/20.................................................     12,500    12,432,379

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
         1.880%, 03/31/21................................................. CAD  68,000 $ 50,606,882
         1.900%, 08/27/21.................................................       5,000    4,922,077
Bank of Nova Scotia (The)
         2.130%, 06/15/20................................................. CAD  58,000   43,317,519
         2.350%, 10/21/20.................................................      22,165   22,065,543
         3.270%, 01/11/21................................................. CAD 131,280   99,958,789
         4.375%, 01/13/21.................................................         575      591,427
Canada Housing Trust No 1
(OMEGA)  3.750%, 03/15/20................................................. CAD  50,000   37,961,484
Canadian Imperial Bank of Commerce
         1.850%, 07/14/20................................................. CAD  40,000   29,780,100
(r)      2.908%, 10/05/20.................................................       7,000    7,011,435
         1.900%, 04/26/21................................................. CAD  65,940   49,068,869
CPPIB Capital, Inc.
         1.400%, 06/04/20................................................. CAD  37,500   27,877,137
Manitoba, Province of Canada
         0.750%, 12/15/21................................................. GBP  10,760   13,851,488
Province of Alberta Canada
         1.250%, 06/01/20................................................. CAD  88,500   65,683,026
         1.350%, 09/01/21................................................. CAD  15,000   11,083,675
Province of British Columbia Canada
         3.700%, 12/18/20................................................. CAD  75,500   58,113,641
Province of Manitoba Canada
         1.550%, 09/05/21................................................. CAD  15,000   11,134,172
Province of Ontario Canada
         4.200%, 06/02/20................................................. CAD 132,500  101,475,200
         4.000%, 06/02/21................................................. CAD  50,000   39,011,719
Province of Quebec Canada
         4.500%, 12/01/20................................................. CAD 109,000   84,858,416
         4.250%, 12/01/21................................................. CAD  15,000   11,892,961
Royal Bank of Canada
         2.980%, 05/07/19................................................. CAD   4,500    3,359,868
         2.125%, 03/02/20.................................................      30,000   29,868,787
         2.150%, 03/06/20.................................................       7,000    6,976,604
         1.920%, 07/17/20................................................. CAD  64,000   47,698,320
         2.350%, 10/30/20.................................................         462      459,957
         2.500%, 01/19/21.................................................      11,731   11,720,201
         2.860%, 03/04/21................................................. CAD  17,000   12,878,734
         2.030%, 03/15/21................................................. CAD  65,000   48,501,344
Toronto-Dominion Bank (The)
         1.693%, 04/02/20................................................. CAD  87,000   64,789,251
         2.563%, 06/24/20................................................. CAD 103,000   77,344,950
         2.550%, 01/25/21.................................................       5,000    4,994,682
         0.625%, 03/08/21................................................. EUR   5,900    6,707,136
         3.250%, 06/11/21.................................................       5,000    5,060,580
#        1.800%, 07/13/21.................................................       6,000    5,887,727

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^     VALUE+
                                                                               ------- --------------
                                                                                (000)
CANADA -- (Continued)
Toyota Credit Canada, Inc.
         2.480%, 11/19/19................................................. CAD   7,500 $    5,612,544
                                                                                       --------------
TOTAL CANADA..............................................................              1,114,558,624
                                                                                       --------------
DENMARK -- (3.4%)
Denmark Government Bond
         3.000%, 11/15/21................................................. DKK 740,000    121,381,657
Kommunekredit
         1.625%, 06/12/20.................................................      70,614     69,942,955
                                                                                       --------------
TOTAL DENMARK.............................................................                191,324,612
                                                                                       --------------
FINLAND -- (0.7%)
Municipality Finance P.L.C.
         1.500%, 03/23/20.................................................      25,529     25,300,771
Nordea Bank Abp
(OMEGA)  1.625%, 09/30/19.................................................      16,000     15,930,776
                                                                                       --------------
TOTAL FINLAND.............................................................                 41,231,547
                                                                                       --------------
FRANCE -- (9.3%)
Agence Francaise de Developpement
         1.375%, 08/02/19.................................................      10,400     10,367,344
         1.625%, 01/21/20.................................................     119,240    118,460,409
         1.875%, 09/14/20.................................................       6,800      6,739,745
         2.125%, 02/15/21................................................. EUR   4,600      5,379,131
         2.750%, 03/22/21.................................................      12,000     12,055,704
Caisse d'Amortissement de la Dette Sociale
         1.750%, 09/24/19.................................................      35,445     35,334,057
         1.875%, 01/13/20.................................................      44,200     44,008,747
         2.000%, 04/17/20.................................................      10,250     10,203,977
         1.875%, 07/28/20.................................................      60,300     59,878,744
Dexia Credit Local SA
         2.000%, 01/22/21................................................. EUR  10,250     11,948,283
         0.875%, 09/07/21................................................. GBP   6,000      7,758,765
         0.625%, 01/21/22................................................. EUR   7,400      8,467,103
IXIS Corporate & Investment Bank SA
         5.875%, 02/24/20................................................. GBP   4,000      5,414,407
Sanofi
         4.000%, 03/29/21.................................................      13,381     13,724,997
         0.875%, 09/22/21................................................. EUR  15,100     17,326,734
SNCF Reseau EPIC
         5.500%, 12/01/21................................................. GBP  32,992     47,650,269
Total Capital Canada, Ltd.
         1.875%, 07/09/20................................................. EUR  36,700     42,222,517
Total Capital International SA
         2.750%, 06/19/21.................................................      14,493     14,545,777
         2.125%, 11/19/21................................................. EUR  14,000     16,650,802
Total Capital SA
         4.450%, 06/24/20.................................................      24,250     24,751,908

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
FRANCE -- (Continued)
    4.125%, 01/28/21.................................................      6,000  $  6,155,407
                                                                                  ------------
TOTAL FRANCE.........................................................              519,044,827
                                                                                  ------------
GERMANY -- (6.4%)
Deutsche Bahn Finance GMBH
    4.375%, 09/23/21................................................. EUR  5,015     6,216,632
Erste Abwicklungsanstalt
    1.375%, 10/30/19.................................................     30,200    30,026,894
    2.500%, 03/13/20.................................................     21,200    21,189,400
    2.000%, 11/16/20.................................................      1,400     1,389,765
FMS Wertmanagement
    1.125%, 12/13/19................................................. GBP  3,000     3,916,343
    1.750%, 01/24/20.................................................     29,450    29,293,350
    1.750%, 05/15/20.................................................     16,600    16,475,500
Kreditanstalt fuer Wiederaufbau
    4.000%, 01/27/20.................................................        250       252,785
#   1.500%, 04/20/20.................................................     38,000    37,656,313
    1.625%, 05/29/20.................................................     20,563    20,386,341
    1.625%, 06/05/20................................................. GBP 16,000    21,026,118
#   1.875%, 06/30/20.................................................     10,000     9,940,272
    2.750%, 07/15/20.................................................     23,750    23,849,185
    3.500%, 01/22/21................................................. SEK  2,000       223,044
    1.375%, 02/01/21................................................. GBP 21,000    27,587,907
    5.550%, 06/07/21................................................. GBP  5,000     7,133,794
    1.000%, 10/12/21................................................. NOK 80,000     9,161,455
NRW Bank
    1.250%, 07/29/19.................................................      5,358     5,340,404
    2.000%, 09/23/19.................................................     12,000    11,972,880
    1.875%, 01/27/20.................................................     23,000    22,878,330
    1.750%, 08/17/20.................................................      1,704     1,687,599
    0.000%, 02/01/22................................................. EUR  2,000     2,259,610
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.................................................     48,650    48,335,916
                                                                                  ------------
TOTAL GERMANY........................................................              358,199,837
                                                                                  ------------
JAPAN -- (1.5%)
Toyota Credit Canada, Inc.
    2.250%, 05/23/19................................................. CAD 12,238     9,137,530
    1.800%, 02/19/20................................................. CAD  5,000     3,725,088
    2.200%, 02/25/21................................................. CAD  5,000     3,736,844
Toyota Motor Credit Corp.
#   2.150%, 03/12/20.................................................     67,658    67,486,488
                                                                                  ------------
TOTAL JAPAN..........................................................               84,085,950
                                                                                  ------------
LUXEMBOURG -- (1.1%)
Nestle Finance International, Ltd.
    1.250%, 05/04/20................................................. EUR    500       568,958
    0.750%, 11/08/21................................................. EUR  1,356     1,556,304

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                  FACE
                                                                                 AMOUNT^     VALUE+
                                                                                --------- ------------
                                                                                  (000)
LUXEMBOURG -- (Continued)
Novartis Finance SA
          0.000%, 03/31/21................................................. EUR    50,532 $ 56,893,452
          0.750%, 11/09/21................................................. EUR     2,500    2,870,653
                                                                                          ------------
TOTAL LUXEMBOURG...........................................................                 61,889,367
                                                                                          ------------
NETHERLANDS -- (7.6%)
BNG Bank NV
(OMEGA)   1.750%, 10/30/19.................................................         7,500    7,471,290
          1.750%, 10/30/19.................................................         2,320    2,311,119
          1.625%, 11/25/19.................................................         2,800    2,785,995
(OMEGA)   2.500%, 02/28/20.................................................        17,000   17,000,765
          1.750%, 03/24/20.................................................        57,534   57,159,914
          1.750%, 10/05/20.................................................        37,000   36,640,730
          2.125%, 12/14/20.................................................        15,000   14,926,050
          5.375%, 06/07/21................................................. GBP     2,000    2,837,797
Cooperatieve Rabobank UA
          1.375%, 08/09/19.................................................         1,320    1,315,470
          2.250%, 01/14/20.................................................        22,845   22,782,302
          4.750%, 01/15/20.................................................         5,000    5,071,486
#(OMEGA)  4.750%, 01/15/20.................................................         4,750    4,817,911
          4.500%, 01/11/21.................................................         2,962    3,047,438
          4.125%, 01/12/21................................................. EUR       500      601,441
          4.625%, 01/13/21................................................. GBP       850    1,169,780
          2.500%, 01/19/21.................................................        21,650   21,569,062
Nederlandse Waterschapsbank NV
(OMEGA)   1.750%, 09/05/19.................................................        22,900   22,834,460
          1.625%, 03/04/20.................................................        39,199   38,912,220
Shell International Finance BV
          1.375%, 09/12/19.................................................        32,485   32,337,676
#         4.300%, 09/22/19.................................................         4,000    4,024,462
          4.375%, 03/25/20.................................................        24,209   24,581,424
          2.125%, 05/11/20.................................................        38,565   38,376,273
          2.250%, 11/10/20.................................................        32,801   32,694,858
          1.625%, 03/24/21................................................. EUR    18,482   21,447,074
          1.875%, 05/10/21.................................................         9,450    9,320,702
                                                                                          ------------
TOTAL NETHERLANDS..........................................................                426,037,699
                                                                                          ------------
NEW ZEALAND -- (0.1%)
ANZ New Zealand International Ltd.
          2.600%, 09/23/19.................................................         4,823    4,820,611
(OMEGA)   2.600%, 09/23/19.................................................           750      749,629
                                                                                          ------------
TOTAL NEW ZEALAND..........................................................                  5,570,240
                                                                                          ------------
NORWAY -- (6.3%)
Norway Government Bond
(OMEGA)   3.750%, 05/25/21................................................. NOK 1,090,000  132,438,136
Equinor ASA
          2.250%, 11/08/19.................................................        46,499   46,372,374
          2.000%, 09/10/20................................................. EUR    16,723   19,298,271
          2.900%, 11/08/20.................................................        10,673   10,724,086

                                                                                   FACE
                                                                                  AMOUNT^    VALUE+
                                                                                  ------- ------------
                                                                                   (000)
NORWAY -- (Continued)
            5.625%, 03/11/21................................................. EUR   8,676 $ 10,773,373
Kommunalbanken A.S.
            1.500%, 09/09/19.................................................       6,500    6,475,697
            1.500%, 10/22/19.................................................      25,878   25,746,850
            2.500%, 04/17/20.................................................      26,984   26,993,417
(OMEGA)     2.500%, 04/17/20.................................................       7,378    7,380,690
            1.750%, 09/15/20.................................................      27,226   26,968,251
            1.375%, 10/26/20.................................................       6,000    5,906,754
            1.500%, 04/19/22................................................. NOK 100,000   11,516,845
Kommunalbanken A.S. Floating Rate Note
(r)         2.945%, 06/16/20.................................................      20,000   20,071,400
                                                                                          ------------
TOTAL NORWAY.................................................................              350,666,144
                                                                                          ------------
SINGAPORE -- (0.1%)
Singapore Government Bond
            2.250%, 06/01/21................................................. SGD  10,000    7,400,191
                                                                                          ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.3%)
African Development Bank
            1.375%, 02/12/20.................................................      20,188   20,017,815
            1.875%, 03/16/20.................................................      44,400   44,182,985
Asian Development Bank
            1.625%, 05/05/20.................................................      73,876   73,303,461
            1.375%, 06/11/20................................................. CAD     835      619,428
Council Of Europe Development Bank
            1.625%, 03/10/20.................................................      90,649   90,005,764
EUROFIMA
            1.750%, 05/29/20.................................................      31,474   31,231,493
            4.000%, 10/27/21................................................. EUR   6,950    8,611,913
European Bank for Reconstruction & Development
            1.625%, 05/05/20.................................................      14,445   14,327,593
European Investment Bank
            1.250%, 11/05/20................................................. CAD  85,000   63,080,253
(r)(OMEGA)  2.712%, 03/24/21.................................................       9,000    9,019,620
            1.000%, 05/25/21................................................. NOK  47,220    5,421,626
(OMEGA)     2.250%, 07/30/21................................................. CAD  15,000   11,304,695
            2.250%, 07/30/21................................................. CAD  10,000    7,549,004
            4.250%, 12/07/21................................................. GBP   4,674    6,591,631
Inter-American Development Bank
            1.625%, 05/12/20.................................................      11,240   11,145,173
            1.875%, 06/16/20.................................................      11,033   10,966,825
International Bank for Reconstruction & Development
            1.875%, 10/07/19.................................................       7,701    7,679,689
            1.125%, 03/11/20................................................. CAD  12,255    9,091,221
Nordic Investment Bank
            2.500%, 04/28/20.................................................      31,795   31,806,023

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
         1.375%, 07/15/20................................................. NOK  47,640 $  5,516,498
                                                                                       ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............................              461,472,710
                                                                                       ------------
SWEDEN -- (6.0%)
Kommuninvest I Sverige AB
         1.750%, 03/19/20.................................................      57,760   57,374,972
(OMEGA)  1.625%, 09/01/20.................................................      10,860   10,739,975
         1.625%, 09/01/20.................................................       9,500    9,394,512
         2.500%, 12/01/20................................................. SEK 308,000   33,743,904
         1.000%, 09/15/21................................................. SEK 355,000   38,248,338
Svensk Exportkredit AB
         1.750%, 05/18/20.................................................       2,000    1,984,201
         1.875%, 06/23/20.................................................       9,134    9,074,424
         1.750%, 08/28/20.................................................      64,671   64,078,458
         2.750%, 10/07/20.................................................      16,837   16,904,715
         1.750%, 03/10/21.................................................      14,000   13,836,174
         2.875%, 05/22/21.................................................      23,500   23,714,547
Svenska Handelsbanken AB
         2.250%, 06/17/19.................................................      32,437   32,416,728
         1.500%, 09/06/19.................................................      15,711   15,648,550
         1.950%, 09/08/20.................................................       2,500    2,475,988
         2.400%, 10/01/20.................................................       4,000    3,981,412
         3.000%, 11/20/20................................................. GBP   1,000    1,339,100
                                                                                       ------------
TOTAL SWEDEN..............................................................              334,955,998
                                                                                       ------------
UNITED STATES -- (12.3%)
Amazon.com, Inc.
         1.900%, 08/21/20.................................................       2,000    1,984,804
Apple, Inc.
         1.500%, 09/12/19.................................................      61,600   61,341,647
         1.550%, 02/07/20.................................................       9,900    9,830,865
#        1.900%, 02/07/20.................................................      22,408   22,297,604
#        2.250%, 02/23/21.................................................      18,600   18,515,086
         2.850%, 05/06/21.................................................       8,000    8,050,325
Berkshire Hathaway, Inc.
         0.250%, 01/17/21................................................. EUR   1,074    1,212,554
Chevron Corp.
         2.193%, 11/15/19.................................................      31,566   31,501,239
         1.961%, 03/03/20.................................................       4,150    4,127,402
         1.991%, 03/03/20.................................................      30,589   30,442,602
         2.419%, 11/17/20.................................................       5,000    4,993,471
         2.100%, 05/16/21.................................................      23,691   23,484,522
Cisco Systems, Inc.
         1.400%, 09/20/19.................................................      22,075   21,974,545
         4.450%, 01/15/20.................................................      38,004   38,477,414
         2.450%, 06/15/20.................................................       9,935    9,928,720
         2.200%, 02/28/21.................................................      11,394   11,327,852
Coca-Cola Co. (The)
         1.875%, 10/27/20.................................................       5,077    5,034,851

                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                           ------- --------------
                                                                            (000)
UNITED STATES -- (Continued)
Exxon Mobil Corp.
     2.222%, 03/01/21.................................................     10,000  $    9,964,242
Johnson & Johnson
     0.250%, 01/20/22................................................. EUR 30,363      34,440,526
Merck & Co., Inc.
     1.850%, 02/10/20.................................................     18,426      18,332,630
     3.875%, 01/15/21.................................................      7,090       7,231,773
     1.125%, 10/15/21................................................. EUR 35,636      41,112,362
Microsoft Corp.
     1.850%, 02/06/20.................................................     12,000      11,938,730
     2.125%, 12/06/21................................................. EUR 10,406      12,305,131
Nestle Holdings, Inc.
     2.125%, 01/14/20.................................................      9,572       9,541,475
     1.750%, 12/09/20................................................. GBP  2,400       3,162,934
Novartis Capital Corp.
#    1.800%, 02/14/20.................................................      7,805       7,762,569
     4.400%, 04/24/20.................................................      1,059       1,077,444
Oracle Corp.
#    3.875%, 07/15/20.................................................      3,909       3,974,797
     2.250%, 01/10/21................................................. EUR 23,825      27,809,858
     2.250%, 01/10/21................................................. EUR 22,330      26,064,811
#    2.800%, 07/08/21.................................................      1,834       1,842,092
#    1.900%, 09/15/21.................................................      7,410       7,287,116
Procter & Gamble Co. (The)
     4.125%, 12/07/20................................................. EUR  9,791      11,740,661
#    1.850%, 02/02/21.................................................      8,890       8,784,018
     2.000%, 11/05/21................................................. EUR 15,474      18,298,996
Toyota Motor Credit Corp.
     2.200%, 01/10/20.................................................     36,592      36,563,080
     4.500%, 06/17/20.................................................      4,500       4,604,410
     4.250%, 01/11/21.................................................      5,000       5,130,460
     1.000%, 03/09/21................................................. EUR  2,000       2,290,264
     1.900%, 04/08/21.................................................     13,516      13,344,647
     2.950%, 04/13/21.................................................      9,760       9,832,907
     2.750%, 05/17/21.................................................        820         822,804
Toyota Motor Credit Corp. Floating Rate Note
(r)  3.129%, 01/08/21.................................................      2,549       2,562,794
Walmart, Inc.
#    1.750%, 10/09/19.................................................      2,450       2,439,624
     2.850%, 06/23/20.................................................     42,244      42,415,141
     3.125%, 06/23/21.................................................      2,500       2,531,700
                                                                                   --------------
TOTAL UNITED STATES...................................................                689,735,499
                                                                                   --------------
TOTAL BONDS...........................................................              5,169,863,801
                                                                                   --------------
U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
#    1.250%, 08/31/19.................................................     15,000      14,937,304
     1.375%, 01/15/20.................................................     15,000      14,889,844
     1.250%, 01/31/20.................................................     20,000      19,824,219
     1.375%, 02/15/20.................................................     46,000      45,629,843
#    1.250%, 02/29/20.................................................      6,000       5,942,578

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED



                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                             ---------- --------------
                                                                               (000)
         1.375%, 02/29/20.................................................       15,000 $   14,871,680
                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS...........................................                 116,095,468
                                                                                        --------------
TOTAL INVESTMENT SECURITIES...............................................               5,285,959,269
                                                                                        --------------
COMMERCIAL PAPER -- (5.2%)
Caisse Des Depots ET
(OMEGA)  2.551%, 07/05/19.................................................   25,000,000     24,884,958
(OMEGA)  2.571%, 07/17/19.................................................   25,000,000     24,862,958
(OMEGA)  2.520%, 08/02/19.................................................   25,000,000     24,839,000
         European Investment Bank 2.552%, 07/09/19........................   25,000,000     24,878,618
Landesbank Hessen-Thuringen
(OMEGA)  2.550%, 07/01/19.................................................   25,000,000     24,892,662
(OMEGA)  2.551%, 07/15/19.................................................   25,000,000     24,867,475
(OMEGA)  Nederlandse Waterschapsbank NV 2.569%, 06/24/19..................   16,800,000     16,735,243

                                                                               FACE
                                                                              AMOUNT^       VALUE+
                                                                             ---------- --------------
                                                                               (000)
NRW Bank
(OMEGA)  2.572%, 07/10/19.................................................   25,000,000 $   24,876,490
(OMEGA)  2.571%, 07/22/19.................................................   25,000,000     24,854,692
(OMEGA)  Oversea-Chinese Banking Corp., Ltd. 2.571%, 07/03/19.............   25,000,000     24,886,978
Sanofi
(OMEGA)  2.550%, 06/27/19.................................................   25,000,000     24,900,232
(OMEGA)  2.540%, 06/28/19.................................................   25,000,000     24,898,471
                                                                                        --------------
TOTAL COMMERCIAL PAPER....................................................                 290,377,777
                                                                                        --------------

                                                                              SHARES
                                                                             ----------
SECURITIES LENDING COLLATERAL -- (0.2%)
@(S)     The DFA Short Term Investment Fund...............................    1,025,094     11,861,364
                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,628,957,999)...................................................              $5,588,198,410
                                                                                        ==============

As of April 30, 2019, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        UNREALIZED
                                                                                         FOREIGN
                                                                                         EXCHANGE
                                                                           SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD             COUNTERPARTY             DATE    (DEPRECIATION)
---------------------- ---------------------- ---------------------------- ---------- --------------
CAD        180,861,221 USD        134,712,794 ANZ Securities                05/02/19    $  292,090
CAD          4,700,344 USD          3,485,498 Bank of America Corp.         05/02/19        23,100
DKK        821,201,102 USD        122,683,512 HSBC Bank                     05/02/19       688,497
USD        123,875,416 DKK        821,201,102 Citibank, N.A.                05/02/19       505,407
USD        139,444,160 CAD        185,561,565 State Street Bank and Trust   05/02/19       930,678
USD        130,863,674 CAD        174,708,815 Citibank, N.A.                05/03/19       447,812
USD        131,787,257 CAD        175,279,239 JP Morgan                     05/06/19       935,121
USD         13,420,999 GBP         10,263,014 State Street Bank and Trust   05/09/19        32,997
USD        112,406,406 GBP         86,016,323 State Street Bank and Trust   05/09/19       198,949
USD         74,922,144 SEK        691,948,364 JP Morgan                     05/15/19     1,991,480
USD        149,549,768 EUR        132,437,927 Citibank, N.A.                05/15/19       852,025
USD         75,397,996 EUR         66,486,475 State Street Bank and Trust   05/17/19       735,929
USD            927,884 EUR            818,766 Citibank, N.A.                05/20/19         8,200
USD         75,398,387 EUR         66,486,474 Bank of America Corp.         05/20/19       717,052
USD        142,107,738 EUR        125,365,313 State Street Bank and Trust   05/22/19     1,268,156
USD         68,741,714 CAD         91,973,519 State Street Bank and Trust   05/23/19        51,428
USD         75,092,470 NOK        639,407,227 State Street Bank and Trust   05/23/19       918,026
USD         75,097,699 NOK        639,464,766 State Street Bank and Trust   05/24/19       913,586
USD          7,454,837 SGD         10,085,313 Citibank, N.A.                07/01/19        32,478
USD        132,586,508 CAD        176,665,476 Citibank, N.A.                07/03/19       505,108
USD        125,986,387 CAD        167,766,056 JP Morgan                     07/08/19       544,443
USD        122,004,548 CAD        161,822,574 Citibank, N.A.                07/09/19     1,003,946
USD        119,665,860 CAD        159,313,314 State Street Bank and Trust   07/10/19       538,852

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED


                                                                                                    UNREALIZED
                                                                                                     FOREIGN
                                                                                                     EXCHANGE
                                                                                       SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
---------------------- ---------------------- ---------------------------------------  ---------- --------------
USD        116,788,948 CAD        155,722,155 State Street Bank and Trust               07/22/19   $   315,885
                                                                                                   -----------
TOTAL APPRECIATION                                                                                 $14,451,245
CAD          5,869,293 USD          4,397,140 UBS AG                                    07/10/19   $    (8,358)
USD         26,007,566 GBP         20,010,147 State Street Bank and Trust               05/09/19       (99,476)
USD         11,879,466 EUR         10,639,487 National Australia Bank Ltd.              05/17/19       (68,319)
USD         11,507,125 NOK         99,367,881 Barclays Capital                          05/23/19       (20,048)
USD          9,201,774 NOK         79,670,959 HSBC Bank                                 05/24/19       (40,830)
USD        123,040,382 DKK        820,933,749 HSBC Bank                                 06/06/19      (690,113)
USD        133,941,351 CAD        179,581,732 ANZ Securities                            06/27/19      (299,685)
USD         23,098,194 CAD         30,977,542 JP Morgan                                 07/10/19       (65,356)
                                                                                                   -----------
TOTAL (DEPRECIATION)                                                                               $(1,292,185)
                                                                                                   -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                     $13,159,060
                                                                                                   ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------------
                            LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                            -------- -------------- -------- --------------
    Bonds
       Australia...........       -- $  304,439,412       -- $  304,439,412
       Austria.............       --    143,526,210       --    143,526,210
       Belgium.............       --     75,724,934       --     75,724,934
       Canada..............       --  1,114,558,624       --  1,114,558,624
       Denmark.............       --    191,324,612       --    191,324,612
       Finland.............       --     41,231,547       --     41,231,547
       France..............       --    519,044,827       --    519,044,827
       Germany.............       --    358,199,837       --    358,199,837
       Japan...............       --     84,085,950       --     84,085,950
       Luxembourg..........       --     61,889,367       --     61,889,367
       Netherlands.........       --    426,037,699       --    426,037,699
       New Zealand.........       --      5,570,240       --      5,570,240
       Norway..............       --    350,666,144       --    350,666,144
       Singapore...........       --      7,400,191       --      7,400,191
       Supranational
         Organization
         Obligations.......       --    461,472,710       --    461,472,710
       Sweden..............       --    334,955,998       --    334,955,998
       United States.......       --    689,735,499       --    689,735,499
    U.S. Treasury
      Obligations..........       --    116,095,468       --    116,095,468
    Commercial Paper.......       --    290,377,777       --    290,377,777
    Securities Lending
      Collateral...........       --     11,861,364       --     11,861,364
    Forward Currency
      Contracts**..........       --     13,159,060       --     13,159,060
                            -------- -------------- -------- --------------
    TOTAL..................       -- $5,601,357,470       -- $5,601,357,470
                            ======== ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
BONDS -- (90.0%)
AUSTRALIA -- (3.0%)
Australia & New Zealand Banking Group, Ltd.
#         2.700%, 11/16/20.................................       1,755  $ 1,755,040
          2.625%, 11/09/22.................................       6,667    6,612,255
Commonwealth Bank of Australia
(OMEGA)   2.750%, 03/10/22.................................       2,000    1,998,387
          0.500%, 07/11/22................................. EUR   5,725    6,515,619
National Australia Bank, Ltd.
          2.625%, 01/14/21.................................       1,405    1,402,254
          1.875%, 07/12/21.................................       1,350    1,325,511
          0.875%, 01/20/22................................. EUR   1,112    1,276,068
          2.500%, 05/22/22.................................       3,968    3,931,666
          0.350%, 09/07/22................................. EUR   1,500    1,699,265
Westpac Banking Corp.
          0.250%, 01/17/22................................. EUR   8,500    9,590,006
                                                                         -----------
TOTAL AUSTRALIA............................................               36,106,071
                                                                         -----------
BELGIUM -- (0.2%)
Anheuser-Busch InBev SA
          0.800%, 04/20/23................................. EUR     500      576,975
Kingdom of Belgium Government Bond
          0.200%, 10/22/23................................. EUR   2,000    2,292,300
                                                                         -----------
TOTAL BELGIUM..............................................                2,869,275
                                                                         -----------
CANADA -- (8.0%)
Bank of Montreal
          1.900%, 08/27/21.................................       4,000    3,937,662
Bank of Nova Scotia (The)
          3.032%, 04/20/21.................................       5,000    5,020,039
          2.800%, 07/21/21.................................         420      422,249
Canada Housing Trust No 1
(OMEGA)   1.450%, 06/15/20................................. CAD  17,000   12,647,406
Canadian Imperial Bank of Commerce
          0.750%, 03/22/23................................. EUR   5,000    5,740,520
Canadian Natural Resources, Ltd.
          2.950%, 01/15/23.................................       5,660    5,616,315
CPPIB Capital, Inc.
#(OMEGA)  1.250%, 09/20/19.................................       3,000    2,985,024
Enbridge, Inc.
          4.000%, 10/01/23.................................       3,000    3,107,153
Province of British Columbia Canada
          3.250%, 12/18/21................................. CAD   5,000    3,873,293

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
CANADA -- (Continued)
Rogers Communications, Inc.
         4.100%, 10/01/23.................................       1,000  $ 1,043,014
Royal Bank of Canada
         2.973%, 04/30/21.................................       3,394    3,407,512
         2.750%, 02/01/22.................................       5,614    5,628,933
         1.968%, 03/02/22................................. CAD   8,000    5,942,584
Toronto-Dominion Bank (The)
#        2.250%, 11/05/19.................................      10,067   10,047,539
         1.693%, 04/02/20................................. CAD   7,000    5,212,928
         2.563%, 06/24/20................................. CAD  14,000   10,512,906
         1.994%, 03/23/22................................. CAD  10,000    7,439,128
Total Capital Canada, Ltd.
         1.125%, 03/18/22................................. EUR   1,500    1,744,379
Toyota Credit Canada, Inc.
         2.020%, 02/28/22................................. CAD   4,000    2,967,440
                                                                        -----------
TOTAL CANADA..............................................               97,296,024
                                                                        -----------
DENMARK -- (1.2%)
AP Moller - Maersk A.S.
         1.500%, 11/24/22................................. EUR   1,860    2,166,407
Danske Bank A.S.
(OMEGA)  2.800%, 03/10/21.................................       5,000    4,947,367
Denmark Government Bond
         1.500%, 11/15/23................................. DKK  25,000    4,083,200
Kommunekredit
         1.625%, 06/12/20.................................         745      737,920
         0.250%, 03/29/23................................. EUR   2,000    2,275,862
                                                                        -----------
TOTAL DENMARK.............................................               14,210,756
                                                                        -----------
FINLAND -- (1.0%)
Finland Government Bond
         0.000%, 09/15/23................................. EUR   4,000    4,549,346
Nordea Bank AB
         0.300%, 06/30/22................................. EUR   5,000    5,657,107
OP Corporate Bank P.L.C.
         0.750%, 03/03/22................................. EUR     725      830,479
         0.375%, 10/11/22................................. EUR     500      567,214
                                                                        -----------
TOTAL FINLAND.............................................               11,604,146
                                                                        -----------
FRANCE -- (6.4%)
BPCE SA
         1.125%, 12/14/22................................. EUR   2,200    2,562,911
         0.375%, 10/05/23................................. EUR     500      563,479
Caisse d'Amortissement de la Dette Sociale
         0.500%, 05/25/23................................. EUR   4,000    4,611,788
         0.125%, 10/25/23................................. EUR   6,500    7,382,817

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
FRANCE -- (Continued)
Credit Agricole SA
(OMEGA)  2.750%, 06/10/20.................................       5,000  $ 4,998,165
Dexia Credit Local SA
         0.625%, 01/21/22................................. EUR   1,250    1,430,254
         0.250%, 06/02/22................................. EUR   2,000    2,265,608
         1.125%, 06/15/22................................. GBP   2,000    2,595,263
         0.750%, 01/25/23................................. EUR   6,000    6,926,613
         0.250%, 06/01/23................................. EUR  12,900   14,615,880
         0.625%, 02/03/24................................. EUR   7,000    8,052,815
Electricite de France SA
(OMEGA)  2.350%, 10/13/20.................................       5,300    5,268,527
Pernod Ricard SA
(OMEGA)  4.450%, 01/15/22.................................       2,450    2,538,939
Societe Generale SA
(OMEGA)  2.500%, 04/08/21.................................       4,200    4,161,171
(OMEGA)  3.250%, 01/12/22.................................       1,000    1,004,084
Total Capital SA
         4.125%, 01/28/21.................................       4,000    4,103,605
Unedic Asseo
         0.875%, 10/25/22................................. EUR   3,400    3,954,356
                                                                        -----------
TOTAL FRANCE..............................................               77,036,275
                                                                        -----------
GERMANY -- (6.4%)
Bayer U.S. Finance LLC
(OMEGA)  2.375%, 10/08/19.................................       5,000    4,983,711
BMW US Capital LLC
(OMEGA)  2.000%, 04/11/21.................................       2,365    2,333,882
Deutsche Bank AG
         2.950%, 08/20/20.................................       1,000      992,304
Kreditanstalt fuer Wiederaufbau
         1.500%, 04/20/20.................................      14,000   13,873,379
         0.125%, 06/07/23................................. EUR  15,000   17,080,474
Landwirtschaftliche Rentenbank
         0.375%, 01/22/24................................. EUR  10,000   11,493,893
NRW Bank
         0.000%, 08/10/22................................. EUR   1,000    1,129,692
         0.000%, 11/11/22................................. EUR   5,000    5,647,175
         0.125%, 03/10/23................................. EUR   7,000    7,939,985
State of North Rhine-Westphalia Germany
         0.200%, 04/17/23................................. EUR   7,000    7,964,191
Volkswagen Financial Services AG
         1.375%, 10/16/23................................. EUR   1,000    1,152,027
Volkswagen Group of America Finance LLC
(OMEGA)  2.400%, 05/22/20.................................       3,625    3,604,957
                                                                        -----------
TOTAL GERMANY.............................................               78,195,670
                                                                        -----------

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
IRELAND -- (0.3%)
Abbott Ireland Financing DAC
         0.875%, 09/27/23................................. EUR   3,000  $ 3,460,164
                                                                        -----------
ITALY -- (0.1%)
Eni SpA
         1.750%, 01/18/24................................. EUR   1,170    1,407,474
                                                                        -----------
JAPAN -- (1.6%)
Daiwa Securities Group, Inc.
(OMEGA)  3.129%, 04/19/22.................................         700      700,517
Mitsubishi UFJ Financial Group, Inc.
         0.680%, 01/26/23................................. EUR   2,150    2,444,512
Mizuho Financial Group, Inc.
(OMEGA)  2.632%, 04/12/21.................................       4,000    3,984,104
         2.953%, 02/28/22.................................         400      400,234
MUFG Bank, Ltd.
(OMEGA)  2.350%, 09/08/19.................................       3,000    2,996,000
Sumitomo Mitsui Financial Group, Inc.
#        2.058%, 07/14/21.................................       3,000    2,951,705
         2.784%, 07/12/22.................................         400      399,133
         0.819%, 07/23/23................................. EUR   4,544    5,203,947
                                                                        -----------
TOTAL JAPAN...............................................               19,080,152
                                                                        -----------
LUXEMBOURG -- (2.9%)
European Financial Stability Facility
         0.500%, 01/20/23................................. EUR   3,552    4,095,746
         0.125%, 10/17/23................................. EUR   4,000    4,547,031
         0.200%, 01/17/24................................. EUR  23,536   26,813,971
                                                                        -----------
TOTAL LUXEMBOURG..........................................               35,456,748
                                                                        -----------
NETHERLANDS -- (4.8%)
ABN AMRO Bank NV
         0.500%, 07/17/23................................. EUR     911    1,035,028
BMW Finance NV
         0.625%, 10/06/23................................. EUR   2,000    2,273,875
BNG Bank NV
         1.875%, 06/11/19.................................       5,000    4,996,450
         1.750%, 03/24/20.................................      10,000    9,934,980
         1.000%, 03/15/22................................. GBP   1,000    1,297,775
         0.050%, 07/11/23................................. EUR  12,000   13,569,303
Cooperatieve Rabobank UA
         0.125%, 10/11/21................................. EUR     900    1,015,716
         2.750%, 01/10/22.................................         810      808,674
         4.000%, 01/11/22................................. EUR     980    1,220,198
         4.750%, 06/06/22................................. EUR   1,367    1,760,466
#        2.750%, 01/10/23.................................       1,000      993,593
Enel Finance International NV
(OMEGA)  2.875%, 05/25/22.................................       1,000      988,352
         5.000%, 09/14/22................................. EUR   2,000    2,623,321

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
NETHERLANDS -- (Continued)
Iberdrola International BV
         1.750%, 09/17/23................................. EUR    1,000 $ 1,201,853
ING Groep NV
         1.000%, 09/20/23................................. EUR    5,000   5,737,649
Koninklijke Philips NV
         0.500%, 09/06/23................................. EUR    2,000   2,276,952
Mondelez International Holdings Netherlands BV
(OMEGA)  2.000%, 10/28/21.................................        6,000   5,861,076
Volkswagen International Finance NV
         0.875%, 01/16/23................................. EUR      300     343,002
                                                                        -----------
TOTAL NETHERLANDS.........................................               57,938,263
                                                                        -----------
NEW ZEALAND -- (0.2%)
ASB Finance, Ltd.
         0.500%, 06/10/22................................. EUR    2,000   2,266,836
                                                                        -----------
NORWAY -- (1.1%)
Kommunalbanken A.S.
         2.250%, 01/25/22.................................       13,250  13,192,522
                                                                        -----------
S.GEORGIA/S.SAN -- (0.1%)
Credit Suisse Group Funding Guernsey, Ltd.
         1.250%, 04/14/22................................. EUR    1,000   1,156,045
                                                                        -----------
SPAIN -- (0.6%)
Banco Santander SA
         3.848%, 04/12/23.................................        2,000   2,040,595
Spain Government Bond
         5.400%, 01/31/23................................. EUR    2,500   3,385,383
Telefonica Emisiones SA
         3.987%, 01/23/23................................. EUR    1,700   2,169,751
                                                                        -----------
TOTAL SPAIN...............................................                7,595,729
                                                                        -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
African Development Bank
         1.875%, 03/16/20.................................        5,000   4,975,561
European Investment Bank
         1.750%, 06/17/19.................................        5,000   4,995,300
         4.250%, 12/07/21................................. GBP      220     310,261
         0.000%, 10/16/23................................. EUR    5,000   5,662,400
European Stability Mechanism
         0.100%, 07/31/23................................. EUR   28,000  31,796,183
                                                                        -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............               47,739,705
                                                                        -----------
SWEDEN -- (6.0%)
Kommuninvest I Sverige AB
         0.250%, 06/01/22................................. SEK  269,000  28,514,059

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
SWEDEN -- (Continued)
         0.750%, 02/22/23................................. SEK   50,000 $ 5,376,845
Skandinaviska Enskilda Banken AB
         0.300%, 02/17/22................................. EUR    1,250   1,413,018
         1.250%, 08/05/22................................. GBP    2,000   2,579,782
Svenska Handelsbanken AB
         2.400%, 10/01/20.................................        4,345   4,324,808
         0.250%, 02/28/22................................. EUR    4,600   5,199,926
Swedbank AB
         0.250%, 11/07/22................................. EUR      800     895,229
Sweden Government Bond
         3.500%, 06/01/22................................. SEK  156,000  18,429,917
         1.500%, 11/13/23................................. SEK   52,000   5,925,848
                                                                        -----------
TOTAL SWEDEN..............................................               72,659,432
                                                                        -----------
SWITZERLAND -- (0.4%)
Credit Suisse AG/London
         1.000%, 06/07/23................................. EUR    2,000   2,317,837
UBS AG Stamford CT
         2.375%, 08/14/19.................................          667     666,557
UBS Group Funding Switzerland AG
         1.750%, 11/16/22................................. EUR    2,000   2,361,799
                                                                        -----------
TOTAL SWITZERLAND.........................................                5,346,193
                                                                        -----------
UNITED KINGDOM -- (3.5%)
AstraZeneca P.L.C.
         2.375%, 11/16/20.................................        5,000   4,969,707
Barclays P.L.C.
         2.750%, 11/08/19.................................        8,000   7,984,872
         3.250%, 01/12/21.................................        1,000     999,999
BAT International Finance P.L.C.
         0.875%, 10/13/23................................. EUR    5,100   5,803,454
BP Capital Markets P.L.C.
         2.315%, 02/13/20.................................          171     170,472
         1.109%, 02/16/23................................. EUR    5,000   5,821,976
British Telecommunications P.L.C.
         0.500%, 06/23/22................................. EUR      400     451,828
         1.125%, 03/10/23................................. EUR    5,000   5,770,657
GlaxoSmithKline Capital P.L.C.
         2.850%, 05/08/22.................................        1,000   1,002,608
Lloyds Banking Group P.L.C.
         3.000%, 01/11/22.................................        1,000     996,411
Nationwide Building Society
         0.625%, 04/19/23................................. EUR    3,000   3,408,662
PPL WEM, Ltd. / Western Power Distribution, Ltd.
(OMEGA)  5.375%, 05/01/21.................................          500     516,125

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 UNITED KINGDOM -- (Continued)
 Sky, Ltd.
     1.875%, 11/24/23................................. EUR   2,748  $ 3,311,859
 Vodafone Group P.L.C.
     1.750%, 08/25/23................................. EUR   1,300    1,545,467
                                                                    -----------
 TOTAL UNITED KINGDOM.................................               42,754,097
                                                                    -----------
 UNITED STATES -- (38.3%)
 ABB Finance USA, Inc.
     2.875%, 05/08/22.................................       1,200    1,205,221
 AbbVie, Inc.
     2.500%, 05/14/20.................................       1,422    1,417,356
     2.900%, 11/06/22.................................       5,500    5,481,513
 Activision Blizzard, Inc.
     2.600%, 06/15/22.................................       5,000    4,962,528
 Aetna, Inc.
     2.750%, 11/15/22.................................       5,000    4,937,346
 Aflac, Inc.
     3.625%, 06/15/23.................................       5,000    5,165,341
 Allergan Finance LLC
     3.250%, 10/01/22.................................       3,200    3,195,930
 Allergan Funding SCS
     3.450%, 03/15/22.................................       6,000    6,031,033
 Altria Group, Inc.
     2.850%, 08/09/22.................................       5,700    5,673,780
 Ameren Corp.
     2.700%, 11/15/20.................................       1,000      996,880
 American Express Co.
     2.500%, 08/01/22.................................       2,220    2,196,894
 American Express Credit Corp.
     2.250%, 08/15/19.................................       2,500    2,497,556
 American Honda Finance Corp.
     2.450%, 09/24/20.................................       1,680    1,676,863
     1.375%, 11/10/22................................. EUR   2,000    2,341,790
     0.550%, 03/17/23................................. EUR   2,606    2,963,402
 American International Group, Inc.
     1.500%, 06/08/23................................. EUR   1,000    1,160,770
 AmerisourceBergen Corp.
 #   3.500%, 11/15/21.................................       5,000    5,060,459
 Amgen, Inc.
     2.200%, 05/22/19.................................         575      574,880
     2.650%, 05/11/22.................................       1,425    1,417,523
 Anthem, Inc.
     3.300%, 01/15/23.................................       5,000    5,037,218
 Apache Corp.
     3.250%, 04/15/22.................................       1,572    1,585,039
 AT&T, Inc.
     2.500%, 03/15/23................................. EUR   5,000    6,068,521
 Autodesk, Inc.
     3.600%, 12/15/22.................................       2,239    2,271,001

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
AutoZone, Inc.
         3.700%, 04/15/22..................................       1,318  $1,345,212
         2.875%, 01/15/23..................................       3,000   2,985,179
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
         2.773%, 12/15/22..................................         800     796,538
Bank of America Corp.
         5.700%, 01/24/22..................................       2,000   2,154,429
         0.750%, 07/26/23.................................. EUR   2,000   2,278,435
Bayer U.S. Finance II LLC
(OMEGA)  2.125%, 07/15/19..................................       2,500   2,493,606
Biogen, Inc.
         2.900%, 09/15/20..................................       5,000   4,998,487
BMW US Capital LLC
(OMEGA)  3.450%, 04/12/23..................................       5,000   5,085,802
Booking Holdings, Inc.
         0.800%, 03/10/22.................................. EUR   1,900   2,176,104
BP Capital Markets America, Inc.
         2.112%, 09/16/21..................................         500     494,579
Broadcom Corp. / Broadcom Cayman Finance Ltd.
         3.000%, 01/15/22..................................       5,000   4,971,095
Campbell Soup Co.
         3.650%, 03/15/23..................................       1,000   1,012,951
Capital One NA
         2.950%, 07/23/21..................................       4,495   4,506,811
Cardinal Health, Inc.
         3.200%, 06/15/22..................................       5,000   5,010,474
Celgene Corp.
         2.250%, 05/15/19..................................         765     764,820
         3.550%, 08/15/22..................................       1,777   1,810,971
Chevron Corp.
         2.498%, 03/03/22..................................       3,000   2,989,998
Church & Dwight Co., Inc.
#        2.875%, 10/01/22..................................       2,000   2,004,074
Cigna Corp.
         4.500%, 03/15/21..................................       1,000   1,025,125
Citizens Bank N.A.
         3.700%, 03/29/23..................................       1,671   1,715,629
Citizens Bank NA
         2.550%, 05/13/21..................................       2,836   2,823,073
Coca-Cola Co. (The)
         0.750%, 03/09/23.................................. EUR   2,000   2,303,341
Comcast Corp.
         3.125%, 07/15/22..................................         569     576,709
         2.750%, 03/01/23..................................       3,000   2,994,459
Comerica, Inc.
         2.125%, 05/23/19..................................         700     699,774
Conagra Brands, Inc.
         3.200%, 01/25/23..................................       4,399   4,425,960
Cox Communications, Inc.
(OMEGA)  3.250%, 12/15/22..................................       5,000   5,034,050

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
CVS Health Corp.
          2.250%, 08/12/19..................................         600  $  599,015
          2.800%, 07/20/20..................................       2,665   2,662,405
Daimler Finance North America LLC
#(OMEGA)  2.850%, 01/06/22..................................       7,200   7,183,663
Discovery Communications LLC
          2.750%, 11/15/19..................................       6,000   5,985,947
          3.250%, 04/01/23..................................         497     496,844
Dow Chemical Co. (The)
          3.000%, 11/15/22..................................       3,134   3,137,761
DTE Energy Co.
          2.400%, 12/01/19..................................       1,151   1,148,328
Duke Energy Corp.
          3.050%, 08/15/22..................................       2,300   2,316,286
E*TRADE Financial Corp.
          2.950%, 08/24/22..................................       5,000   4,993,300
Eaton Corp.
          2.750%, 11/02/22..................................         500     499,477
eBay, Inc.
          2.200%, 08/01/19..................................       5,500   5,491,823
          2.600%, 07/15/22..................................         760     752,964
Energy Transfer Partners L.P.
          3.600%, 02/01/23..................................       4,594   4,615,084
Enterprise Products Operating LLC
          3.350%, 03/15/23..................................       2,000   2,026,448
EQT Corp.
          4.875%, 11/15/21..................................       1,000   1,041,145
Equifax, Inc.
          3.300%, 12/15/22..................................       1,000   1,005,668
Exelon Generation Co. LLC
          3.400%, 03/15/22..................................         815     827,019
          4.250%, 06/15/22..................................       1,000   1,036,872
Express Scripts Holding Co.
          2.250%, 06/15/19..................................       2,865   2,862,741
Exxon Mobil Corp.
          1.912%, 03/06/20..................................       5,009   4,982,902
          2.222%, 03/01/21..................................       2,800   2,789,988
FedEx Corp.
          1.000%, 01/11/23.................................. EUR   5,000   5,761,303
Fluor Corp.
          1.750%, 03/21/23.................................. EUR     700     823,420
Fortune Brands Home & Security, Inc.
          3.000%, 06/15/20..................................       3,000   3,005,909
GATX Corp.
          4.750%, 06/15/22..................................       5,000   5,185,709
General Mills, Inc.
          1.000%, 04/27/23.................................. EUR   1,809   2,088,881
General Motors Financial Co., Inc.
          4.200%, 03/01/21..................................       1,000   1,017,731

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
         3.450%, 01/14/22..................................       5,000  $5,035,590
Goldman Sachs Group, Inc. (The)
#        2.625%, 04/25/21..................................         500     498,539
         5.250%, 07/27/21..................................       5,000   5,256,404
         5.750%, 01/24/22..................................       1,400   1,501,727
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.150%, 02/26/20..................................       5,000   4,963,758
(OMEGA)  2.550%, 06/09/22..................................       1,924   1,882,284
Honeywell International, Inc.
         1.300%, 02/22/23.................................. EUR   5,000   5,890,955
HP, Inc.
         4.300%, 06/01/21..................................         518     532,367
HSBC USA, Inc.
         2.350%, 03/05/20..................................         825     822,686
Humana, Inc.
         2.625%, 10/01/19..................................       1,455   1,453,401
International Business Machines Corp.
         1.250%, 05/26/23.................................. EUR   2,923   3,428,571
Johnson & Johnson
         1.650%, 03/01/21..................................       4,452   4,383,857
Johnson Controls International P.L.C.
         1.000%, 09/15/23.................................. EUR   6,000   6,844,128
JPMorgan Chase & Co.
         0.625%, 01/25/24.................................. EUR   3,333   3,780,870
Kellogg Co.
         0.800%, 11/17/22.................................. EUR     790     904,082
Keurig Dr Pepper, Inc.
         2.700%, 11/15/22..................................       4,684   4,608,387
KeyCorp
         2.900%, 09/15/20..................................       2,142   2,148,752
Kraft Heinz Foods Co.
         4.000%, 06/15/23..................................       1,000   1,028,236
Kroger Co. (The)
         2.950%, 11/01/21..................................       1,000   1,002,679
Legg Mason, Inc.
         2.700%, 07/15/19..................................       5,425   5,423,378
Lockheed Martin Corp.
         2.500%, 11/23/20..................................       2,900   2,892,684
Marathon Petroleum Corp.
         3.400%, 12/15/20..................................       3,500   3,528,208
Mastercard, Inc.
         1.100%, 12/01/22.................................. EUR   1,000   1,158,291
Mead Johnson Nutrition Co.
#        3.000%, 11/15/20..................................       2,800   2,810,025
Microsoft Corp.
#        1.850%, 02/12/20..................................       2,000   1,990,494
         1.550%, 08/08/21..................................       1,178   1,153,988
Morgan Stanley
         2.375%, 07/23/19..................................       1,365   1,364,017
         1.875%, 03/30/23.................................. EUR   1,500   1,778,971

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
UNITED STATES -- (Continued)
Mosaic Co. (The)
#         3.750%, 11/15/21.................................      6,000  $ 6,092,460
Motorola Solutions, Inc.
          3.500%, 03/01/23.................................      2,000    2,008,717
Mylan N.V.
          3.150%, 06/15/21.................................      1,000    1,000,011
National Grid North America, Inc.
          0.750%, 08/08/23................................. EUR  6,050    6,907,846
National Oilwell Varco, Inc.
          2.600%, 12/01/22.................................      4,000    3,924,155
NetApp, Inc.
          3.250%, 12/15/22.................................        500      503,629
Newell Brands, Inc.
          4.000%, 06/15/22.................................      5,440    5,425,563
Newmont Goldcorp Corp.
(OMEGA)   3.625%, 06/09/21.................................        500      504,081
NextEra Energy Capital Holdings, Inc.
          2.400%, 09/15/19.................................      3,850    3,844,368
Nissan Motor Acceptance Corp.
#(OMEGA)  2.550%, 03/08/21.................................      3,500    3,455,200
Nordstrom, Inc.
          4.750%, 05/01/20.................................      5,225    5,319,050
Omnicom Group, Inc. / Omnicom Capital, Inc.
          4.450%, 08/15/20.................................      1,000    1,021,309
          3.625%, 05/01/22.................................      3,200    3,264,349
ONEOK Partners L.P.
          3.375%, 10/01/22.................................      1,730    1,744,023
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)   3.375%, 02/01/22.................................        361      362,907
Pfizer, Inc.
          0.250%, 03/06/22................................. EUR 13,680   15,496,961
Philip Morris International, Inc.
#         2.375%, 08/17/22.................................      6,985    6,891,264
Praxair, Inc.
          1.200%, 02/12/24................................. EUR  3,372    3,976,407
Procter & Gamble Co. (The)
          2.000%, 08/16/22................................. EUR    400      479,311
Progress Energy, Inc.
          4.400%, 01/15/21.................................      1,500    1,534,842
QUALCOMM, Inc.
#         2.600%, 01/30/23.................................      5,000    4,955,512
Regions Financial Corp.
          2.750%, 08/14/22.................................      1,500    1,492,099
Roper Technologies, Inc.
          2.800%, 12/15/21.................................      1,000      997,405
Ryder System, Inc.
#         3.400%, 03/01/23.................................      2,325    2,349,405
Santander Holdings USA, Inc.
          3.400%, 01/18/23.................................      9,525    9,531,489

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- -----------
                                                                (000)
UNITED STATES -- (Continued)
Sempra Energy
         4.050%, 12/01/23.................................      1,000  $ 1,032,701
Sherwin-Williams Co. (The)
         2.750%, 06/01/22.................................      4,000    3,974,143
Southern Co. (The)
         2.750%, 06/15/20.................................      5,000    4,996,958
Southwest Airlines Co.
         2.750%, 11/06/19.................................      5,000    4,999,122
Stryker Corp.
         2.625%, 03/15/21.................................      2,400    2,393,193
SunTrust Bank
#        2.450%, 08/01/22.................................      1,000      990,026
SunTrust Banks, Inc.
         2.900%, 03/03/21.................................      1,070    1,073,119
TD Ameritrade Holding Corp.
#        2.950%, 04/01/22.................................      2,563    2,580,464
Toyota Motor Credit Corp.
         1.900%, 04/08/21.................................     10,928   10,789,457
         0.750%, 07/21/22................................. EUR    500      573,865
Tupperware Brands Corp.
         4.750%, 06/01/21.................................      2,385    2,451,472
Union Pacific Corp.
         1.800%, 02/01/20.................................        844      838,190
         4.000%, 02/01/21.................................      1,470    1,499,523
         2.750%, 04/15/23.................................      1,396    1,388,986
United Parcel Service, Inc.
         0.375%, 11/15/23................................. EUR  5,546    6,282,806
UnitedHealth Group, Inc.
         2.375%, 10/15/22.................................        500      493,469
Verizon Communications, Inc.
         4.600%, 04/01/21.................................      1,197    1,240,264
#        2.946%, 03/15/22.................................      1,125    1,132,724
         3.125%, 03/16/22.................................      3,650    3,690,205
Viacom, Inc.
         4.500%, 03/01/21.................................      6,000    6,157,763
Volkswagen Group of America Finance LLC
(OMEGA)  4.000%, 11/12/21.................................      2,000    2,042,498
Walgreen Co.
         3.100%, 09/15/22.................................        500      501,114
Walgreens Boots Alliance, Inc.
#        2.700%, 11/18/19.................................      1,590    1,589,251
Walmart, Inc.
         2.832%, 06/23/21.................................      2,060    2,066,654
Warner Media LLC
         4.000%, 01/15/22.................................      4,970    5,119,350
         1.950%, 09/15/23................................. EUR    175      208,054
Wells Fargo & Co.
         2.150%, 01/30/20.................................        750      746,998
         1.500%, 09/12/22................................. EUR    300      350,651
Whirlpool Corp.
         3.700%, 03/01/23.................................      1,000    1,017,792
Williams Cos., Inc. (The)
         3.700%, 01/15/23.................................        670      681,515

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                         FACE
                                                        AMOUNT^     VALUE+
                                                        ------- --------------
                                                         (000)
  UNITED STATES -- (Continued)
  Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.................................  2,210  $    2,205,667
                                                                --------------
  TOTAL UNITED STATES..................................            463,992,848
                                                                --------------
  TOTAL BONDS..........................................          1,091,364,425
                                                                --------------
  U.S. TREASURY OBLIGATIONS -- (9.2%)
  U.S. Treasury Bill
      2.410%, 05/07/19.................................  6,000       5,997,629
  U.S. Treasury Notes
      1.250%, 08/31/19................................. 10,000       9,958,203
      1.250%, 10/31/19.................................  8,000       7,953,438
      1.875%, 12/31/19................................. 88,000      87,663,125
                                                                --------------
  TOTAL U.S. TREASURY OBLIGATIONS......................            111,572,395
                                                                --------------
  TOTAL INVESTMENT SECURITIES..........................          1,202,936,820
                                                                --------------

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                        --------- --------------
                                                          (000)
COMMERCIAL PAPER -- (0.2%)
   European Investment Bank 2.552%, 07/09/19........    2,000,000 $    1,990,289

                                                         SHARES
                                                        ---------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S)  The DFA Short Term Investment Fund...............   634,726      7,344,410
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,225,180,173)............................              $1,212,271,519
                                                                  ==============

As of April 30, 2019, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                    UNREALIZED
                                                                                     FOREIGN
                                                                                     EXCHANGE
                                                                       SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD             COUNTERPARTY             DATE    (DEPRECIATION)
------------------  --------------------- ---------------------------- ---------- --------------
EUR      74,902,283 USD        83,577,465 JP Morgan                     05/02/19   $    432,978
USD       2,333,627 EUR         2,076,807 Citibank, N.A.                05/02/19          4,279
USD      82,037,236 EUR        72,825,476 State Street Bank and Trust   05/02/19        356,141
USD       4,136,660 DKK        27,485,180 Bank of America Corp.         05/03/19          7,085
USD      93,132,035 EUR        82,908,128 State Street Bank and Trust   05/03/19        142,231
USD      60,460,513 SEK       558,150,204 State Street Bank and Trust   05/20/19      1,608,198
USD     138,433,829 EUR       122,157,222 State Street Bank and Trust   05/23/19      1,184,565
USD       4,150,792 DKK        27,461,137 JP Morgan                     06/27/19          3,837
USD      93,312,916 EUR        82,752,886 State Street Bank and Trust   06/27/19         52,951
USD      49,161,040 CAD        65,200,960 Royal Bank of Scotland        07/08/19        409,014
                                                                                   ------------
TOTAL APPRECIATION                                                                 $  4,201,279

DKK      27,485,180 USD         4,133,210 JP Morgan                     05/03/19   $     (3,634)
EUR      82,908,128 USD        93,049,450 State Street Bank and Trust   05/03/19        (60,647)
USD       6,825,148 GBP         5,240,029 JP Morgan                     05/28/19        (19,306)
USD      89,301,198 EUR        79,729,988 Citibank, N.A.                06/05/19       (379,631)
USD      84,071,857 EUR        74,980,541 JP Morgan                     06/28/19       (437,299)
                                                                                   ------------
TOTAL (DEPRECIATION)                                                               $   (900,517)
                                                                                   ------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                                   $  3,300,762
                                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Bonds
    Australia...................   --    $   36,106,071   --    $   36,106,071
    Belgium.....................   --         2,869,275   --         2,869,275
    Canada......................   --        97,296,024   --        97,296,024
    Denmark.....................   --        14,210,756   --        14,210,756
    Finland.....................   --        11,604,146   --        11,604,146
    France......................   --        77,036,275   --        77,036,275
    Germany.....................   --        78,195,670   --        78,195,670
    Ireland.....................   --         3,460,164   --         3,460,164
    Italy.......................   --         1,407,474   --         1,407,474
    Japan.......................   --        19,080,152   --        19,080,152
    Luxembourg..................   --        35,456,748   --        35,456,748
    Netherlands.................   --        57,938,263   --        57,938,263
    New Zealand.................   --         2,266,836   --         2,266,836
    Norway......................   --        13,192,522   --        13,192,522
    S.Georgia/S.San.............   --         1,156,045   --         1,156,045
    Spain.......................   --         7,595,729   --         7,595,729
    Supranational Organization
      Obligations...............   --        47,739,705   --        47,739,705
    Sweden......................   --        72,659,432   --        72,659,432
    Switzerland.................   --         5,346,193   --         5,346,193
    United Kingdom..............   --        42,754,097   --        42,754,097
    United States...............   --       463,992,848   --       463,992,848
 U.S. Treasury Obligations......   --       111,572,395   --       111,572,395
 Commercial Paper...............   --         1,990,289   --         1,990,289
 Securities Lending Collateral..   --         7,344,410   --         7,344,410
 Forward Currency Contracts**...   --         3,300,762   --         3,300,762
                                   --    --------------   --    --------------
 TOTAL..........................   --    $1,215,572,281   --    $1,215,572,281
                                   ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
BONDS -- (99.9%)
AUSTRALIA -- (3.7%)
Australia & New Zealand Banking Group, Ltd.
#        2.625%, 11/09/22................................      79,017 $ 78,368,171
Commonwealth Bank of Australia
(OMEGA)  2.750%, 03/10/22................................      22,078   22,060,196
         0.500%, 07/11/22................................ EUR  16,950   19,290,783
National Australia Bank, Ltd.
         2.800%, 01/10/22................................     127,002  127,035,552
         0.875%, 01/20/22................................ EUR   9,168   10,520,676
         2.500%, 05/22/22................................     103,927  102,975,376
         0.350%, 09/07/22................................ EUR  27,190   30,802,015
Toyota Finance Australia Ltd.
         1.625%, 07/11/22................................ GBP   2,000    2,637,789
Westpac Banking Corp.
         2.800%, 01/11/22................................     122,011  122,087,685
         0.250%, 01/17/22................................ EUR  11,762   13,270,311
         2.500%, 06/28/22................................      10,656   10,551,367
         2.625%, 12/14/22................................ GBP   5,416    7,347,620
                                                                      ------------
TOTAL AUSTRALIA..........................................              546,947,541
                                                                      ------------
AUSTRIA -- (2.7%)
Oesterreichische Kontrollbank AG
         0.750%, 03/07/22................................ GBP   8,000   10,316,207
         1.125%, 12/15/22................................ GBP   2,907    3,780,297
Republic of Austria Government Bond
         0.000%, 07/15/23................................ EUR 339,000  385,732,778
                                                                      ------------
TOTAL AUSTRIA............................................              399,829,282
                                                                      ------------
BELGIUM -- (2.8%)
Kingdom of Belgium Government Bond
         2.250%, 06/22/23................................ EUR 299,000  371,979,727
(OMEGA)  0.200%, 10/22/23................................ EUR  40,000   45,846,007
                                                                      ------------
TOTAL BELGIUM............................................              417,825,734
                                                                      ------------
CANADA -- (19.9%)
Bank of Montreal
         1.880%, 03/31/21................................ CAD 129,816   96,611,515
(r)      3.057%, 04/13/21................................      83,200   83,571,554
         1.900%, 08/27/21................................      21,907   21,565,588
         0.250%, 11/17/21................................ EUR     150      169,353
Bank of Nova Scotia (The)
         2.130%, 06/15/20................................ CAD 239,000  178,498,052

                                                               FACE
                                                              AMOUNT^    VALUE+
                                                              ------- ------------
                                                               (000)
CANADA -- (Continued)
         3.270%, 01/11/21................................ CAD  50,000 $ 38,070,837
(r)      3.032%, 04/20/21................................      34,745   34,884,248
         2.700%, 03/07/22................................     132,468  132,334,647
         0.375%, 04/06/22................................ EUR  17,000   19,245,069
         1.250%, 06/08/22................................ GBP   3,890    5,064,151
         1.750%, 12/23/22................................ GBP  23,148   30,555,248
Canada Housing Trust No. 1
(OMEGA)  1.750%, 06/15/22................................ CAD  63,000   47,005,703
(OMEGA)  2.400%, 12/15/22................................ CAD 120,000   91,482,869
Canadian Imperial Bank of Commerce
         1.850%, 07/14/20................................ CAD  30,000   22,335,075
(r)      2.908%, 10/05/20................................      28,525   28,571,600
         1.900%, 04/26/21................................ CAD  36,000   26,789,192
CPPIB Capital, Inc.
         1.400%, 06/04/20................................ CAD  53,000   39,399,686
Manitoba, Province of Canada
         0.750%, 12/15/21................................ GBP   8,500   10,942,160
Province of Alberta Canada
         1.250%, 06/01/20................................ CAD  25,000   18,554,527
         1.350%, 09/01/21................................ CAD 206,500  152,585,265
Province of British Columbia Canada
         3.250%, 12/18/21................................ CAD  38,000   29,437,023
         2.700%, 12/18/22................................ CAD  69,000   53,006,957
Province of Manitoba Canada
         1.500%, 12/15/22................................ GBP  36,230   47,451,284
         2.550%, 06/02/23................................ CAD   5,000    3,817,496
Province of Ontario Canada
         4.200%, 06/02/20................................ CAD  75,000   57,438,792
         4.000%, 06/02/21................................ CAD  25,000   19,505,860
         1.350%, 03/08/22................................ CAD  80,000   58,930,805
         3.150%, 06/02/22................................ CAD 271,950  210,840,925
Province of Quebec Canada
         4.500%, 12/01/20................................ CAD  75,000   58,388,818
         4.250%, 12/01/21................................ CAD  83,000   65,807,718
         0.875%, 05/24/22................................ GBP  11,551   14,881,486
         3.500%, 12/01/22................................ CAD 265,200  209,121,394
Quebec, Province of Canada
         1.500%, 12/15/23................................ GBP  20,000   26,183,361
         2.375%, 01/22/24................................ EUR  17,728   22,070,230
Royal Bank of Canada
         1.920%, 07/17/20................................ CAD   2,000    1,490,573
         2.860%, 03/04/21................................ CAD  40,000   30,302,904
         2.030%, 03/15/21................................ CAD 135,500  101,106,647
(r)      2.973%, 04/30/21................................       8,018    8,049,920
         2.750%, 02/01/22................................      53,855   53,998,254
         1.968%, 03/02/22................................ CAD 304,434  226,140,583
         2.000%, 03/21/22................................ CAD  30,000   22,302,605

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                           FACE
                                                          AMOUNT^      VALUE+
                                                         --------- --------------
                                                           (000)
CANADA -- (Continued)
Toronto-Dominion Bank
#(r)     3.031%, 06/11/21...........................        16,505 $   16,579,900
Toronto-Dominion Bank (The)
         1.693%, 04/02/20........................... CAD    86,500     64,416,899
         2.563%, 06/24/20........................... CAD    57,500     43,178,006
         2.621%, 12/22/21........................... CAD    57,179     43,237,431
         1.994%, 03/23/22........................... CAD   313,467    233,192,119
         3.005%, 05/30/23........................... CAD    33,000     25,372,337
         0.625%, 07/20/23........................... EUR    13,592     15,555,255
Total Capital Canada, Ltd.
         1.125%, 03/18/22........................... EUR    21,600     25,119,055
Toyota Credit Canada, Inc.
         2.020%, 02/28/22........................... CAD    43,966     32,616,622
         2.350%, 07/18/22........................... CAD    34,200     25,571,246
                                                                   --------------
TOTAL CANADA........................................                2,923,348,844
                                                                   --------------
DENMARK -- (3.9%)
Denmark Government Bond
         1.500%, 11/15/23........................... DKK 2,533,000    413,709,761
Kommunekredit
         0.000%, 09/08/22........................... EUR    30,214     34,083,573
         0.250%, 03/29/23........................... EUR    66,308     75,453,934
         0.250%, 05/15/23........................... EUR    36,868     41,938,356
         0.125%, 08/28/23........................... EUR     3,193      3,613,144
                                                                   --------------
TOTAL DENMARK.......................................                  568,798,768
                                                                   --------------
FINLAND -- (4.2%)
Finland Government Bond
(OMEGA)  0.000%, 09/15/23........................... EUR   366,500    416,833,873
Finland Government International Bond
         1.500%, 12/19/19........................... GBP     3,711      4,855,453
Municipality Finance P.L.C.
         1.250%, 12/07/22........................... GBP    55,568     72,414,458
Nordea Bank AB
         2.375%, 06/02/22........................... GBP     9,480     12,643,725
         0.300%, 06/30/22........................... EUR     6,300      7,127,954
         3.250%, 07/05/22........................... EUR    13,403     16,551,141
OP Corporate Bank P.L.C.
         0.750%, 03/03/22........................... EUR    56,018     64,167,970
         2.500%, 05/20/22........................... GBP     2,550      3,418,313
         0.375%, 10/11/22........................... EUR    16,840     19,103,773
                                                                   --------------
TOTAL FINLAND.......................................                  617,116,660
                                                                   --------------
FRANCE -- (9.2%)
Agence Francaise de Developpement
         0.125%, 04/30/22........................... EUR    58,200     65,885,406
         0.500%, 10/25/22........................... EUR    19,600     22,451,617
Caisse d'Amortissement de la Dette Sociale
         0.125%, 11/25/22........................... EUR   279,100    317,292,915

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                       ------- --------------
                                                        (000)
  FRANCE -- (Continued)
       0.500%, 05/25/23........................... EUR  33,500 $   38,623,727
       0.125%, 10/25/23........................... EUR  46,900     53,269,863
  Dexia Credit Local SA
       0.875%, 09/07/21........................... GBP   4,600      5,948,387
       0.625%, 01/21/22........................... EUR  22,650     25,916,199
       0.250%, 06/02/22........................... EUR  72,400     82,015,027
       1.125%, 06/15/22........................... GBP  34,700     45,027,815
       0.750%, 01/25/23........................... EUR  60,100     69,381,569
       0.250%, 06/01/23........................... EUR   6,600      7,477,892
  French Republic Government Bond OAT
       0.000%, 03/25/23........................... EUR 148,000    168,402,511
       1.750%, 05/25/23........................... EUR  73,925     90,099,014
  Sanofi
       0.000%, 09/13/22........................... EUR  12,200     13,717,188
       0.500%, 03/21/23........................... EUR 132,300    151,449,143
  Total Capital International SA
  #    2.750%, 06/19/21...........................       8,768      8,799,929
       2.875%, 02/17/22...........................      27,107     27,270,914
       2.125%, 03/15/23........................... EUR   3,200      3,895,812
       0.250%, 07/12/23........................... EUR   7,000      7,947,962
  Unedic Asseo
       0.875%, 10/25/22........................... EUR 122,900    142,938,348
       2.250%, 04/05/23........................... EUR   2,000      2,455,273
       0.250%, 11/24/23........................... EUR   5,000      5,693,267
                                                               --------------
  TOTAL FRANCE....................................              1,355,959,778
                                                               --------------
  GERMANY -- (9.8%)
  Bayerische Landesbodenkreditanstalt
       2.500%, 02/09/22........................... EUR  17,829     21,515,510
  Deutsche Bahn Finance GMBH
       2.500%, 09/12/23........................... EUR   1,000      1,244,659
  FMS Wertmanagement
       1.000%, 09/07/22........................... GBP  11,000     14,278,853
       1.125%, 09/07/23........................... GBP  20,300     26,362,965
  Kreditanstalt fuer Wiederaufbau
       0.375%, 12/15/20........................... GBP   5,000      6,462,678
       1.000%, 10/12/21........................... NOK  75,000      8,588,865
       2.125%, 08/15/23........................... EUR  57,114     70,568,524
       0.000%, 09/15/23........................... EUR  87,801     99,421,658
       0.125%, 11/07/23........................... EUR 173,800    197,890,161
       0.125%, 01/15/24........................... EUR  42,000     47,823,913
  Landeskreditbank Baden- Wuertteberg Foerderbank
       1.125%, 05/17/21........................... GBP  16,400     21,390,951
  Landeskreditbank Baden- Wuerttemberg Foerderbank
  (r)  2.729%, 09/27/21...........................      32,600     32,681,174

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
 GERMANY -- (Continued)
      0.875%, 03/07/22.............................. GBP   5,485 $    7,094,392
 Landwirtschaftliche Rentenbank
      2.625%, 06/17/20.............................. NOK 125,000     14,679,888
      0.050%, 06/12/23.............................. EUR 117,000    132,583,107
 NRW Bank
 (r)  2.778%, 02/08/21..............................       7,400      7,399,260
      0.000%, 08/10/22.............................. EUR  23,000     25,982,911
      0.000%, 11/11/22.............................. EUR 128,540    145,177,568
      0.125%, 03/10/23.............................. EUR  89,000    100,951,243
      0.125%, 07/07/23.............................. EUR 110,300    124,999,401
 State of North Rhine- Westphalia Germany
      0.000%, 12/05/22.............................. EUR 117,200    132,433,530
      0.375%, 02/16/23.............................. EUR 106,009    121,436,600
      0.125%, 03/16/23.............................. EUR  27,260     30,924,485
      0.200%, 04/17/23.............................. EUR  39,500     44,940,790
                                                                 --------------
 TOTAL GERMANY......................................              1,436,833,086
                                                                 --------------
 JAPAN -- (0.1%)
 Toyota Credit Canada, Inc.
      2.200%, 02/25/21.............................. CAD  13,000      9,715,795
                                                                 --------------
 LUXEMBOURG -- (3.4%)
 European Financial Stability Facility
      0.000%, 11/17/22.............................. EUR 100,238    113,467,397
      0.500%, 01/20/23.............................. EUR  33,658     38,810,422
      0.125%, 10/17/23.............................. EUR  91,000    103,444,967
      0.200%, 01/17/24.............................. EUR 153,094    174,416,129
 Nestle Finance International, Ltd.
      1.750%, 09/12/22.............................. EUR  12,765     15,232,403
      0.750%, 05/16/23.............................. EUR   4,500      5,205,584
 Novartis Finance SA
      0.500%, 08/14/23.............................. EUR  31,860     36,479,180
      0.125%, 09/20/23.............................. EUR  10,000     11,292,488
                                                                 --------------
 TOTAL LUXEMBOURG...................................                498,348,570
                                                                 --------------
 NETHERLANDS -- (8.1%)
 Bank Nederlandse Gemeenten NV
      1.000%, 06/17/22.............................. GBP  15,457     20,036,972
      0.250%, 02/22/23.............................. EUR  59,000     67,292,914
 BNG Bank NV
      1.125%, 05/24/21.............................. GBP  14,000     18,289,321
      5.375%, 06/07/21.............................. GBP   8,367     11,871,923
      1.000%, 03/15/22.............................. GBP   5,030      6,527,808
      0.050%, 07/11/23.............................. EUR 184,891    209,070,169
 BNG Bank NV SR UNSECURED 12/21 1.25
      1.250%, 12/15/21.............................. GBP  79,900    104,496,773

                                                              FACE
                                                             AMOUNT^      VALUE+
                                                            --------- --------------
                                                              (000)
NETHERLANDS -- (Continued)
Cooperatieve Rabobank UA
         0.125%, 10/11/21.............................. EUR    18,733 $   21,141,568
         2.750%, 01/10/22..............................       137,320    137,095,151
         3.875%, 02/08/22..............................        43,257     44,509,483
         4.750%, 06/06/22.............................. EUR    35,519     45,742,500
         0.500%, 12/06/22.............................. EUR    22,849     26,206,042
Nederlandse Waterschapsbank NV
         0.125%, 09/25/23.............................. EUR    55,009     62,338,552
Netherlands Government Bond
(OMEGA)  1.750%, 07/15/23.............................. EUR   113,000    138,304,194
Roche Finance Europe BV
         0.500%, 02/27/23.............................. EUR     6,000      6,879,283
Shell International Finance BV
         2.000%, 12/20/19.............................. GBP     1,800      2,361,345
         2.250%, 11/10/20..............................        11,456     11,418,929
#        1.875%, 05/10/21..............................        40,195     39,645,039
         1.750%, 09/12/21..............................        33,989     33,300,490
         1.250%, 03/15/22.............................. EUR    43,106     50,281,236
         1.000%, 04/06/22.............................. EUR    55,401     64,199,090
         2.375%, 08/21/22..............................        48,089     47,708,598
Toyota Motor Finance Netherlands BV
         0.250%, 01/10/22.............................. EUR    10,000     11,300,014
         0.625%, 09/26/23.............................. EUR     4,000      4,570,074
                                                                      --------------
TOTAL NETHERLANDS......................................                1,184,587,468
                                                                      --------------
NEW ZEALAND -- (0.5%)
ANZ New Zealand International, Ltd.
         0.400%, 03/01/22.............................. EUR    27,377     30,954,563
ASB Finance, Ltd.
         0.500%, 06/10/22.............................. EUR    41,239     46,741,015
                                                                      --------------
TOTAL NEW ZEALAND......................................                   77,695,578
                                                                      --------------
NORWAY -- (4.0%)
Norway Government Bond
(OMEGA)  3.750%, 05/25/21.............................. NOK    79,000      9,598,727
(OMEGA)  2.000%, 05/24/23.............................. NOK 3,596,000    425,858,065
Equinor ASA
         3.150%, 01/23/22..............................         4,772      4,842,426
         0.875%, 02/17/23.............................. EUR    28,954     33,504,275
Kommunalbanken A.S.
         0.875%, 12/08/20.............................. GBP    11,450     14,893,118
         1.125%, 11/30/22.............................. GBP    57,699     74,966,919
         1.500%, 12/15/23.............................. GBP     4,000      5,261,646
Kommunalbanken AS
         1.125%, 12/15/21.............................. GBP    12,237     15,947,796
                                                                      --------------
TOTAL NORWAY...........................................                  584,872,972
                                                                      --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          ------- --------------
                                                           (000)
SINGAPORE -- (0.1%)
Temasek Financial I, Ltd.
     0.500%, 03/01/22................................ EUR   4,553 $    5,181,358
     4.625%, 07/26/22................................ GBP   4,200      6,042,790
                                                                  --------------
TOTAL SINGAPORE......................................                 11,224,148
                                                                  --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.2%)
African Development Bank
     0.250%, 01/24/24................................ EUR   2,790      3,180,861
Asian Development Bank
     1.000%, 12/15/22................................ GBP  22,333     28,994,916
     0.200%, 05/25/23................................ EUR 244,378    278,433,420
     0.370%, 06/26/23................................ SEK 200,000     21,069,984
Council Of Europe Development Bank
     0.375%, 10/27/22................................ EUR  39,747     45,547,471
     0.125%, 05/25/23................................ EUR  87,670     99,596,828
Eurofima
     0.250%, 04/25/23................................ EUR   3,373      3,830,297
EUROFIMA
(r)  2.774%, 11/15/21................................       9,800      9,808,134
European Investment Bank
(r)  0.990%, 01/10/22................................ GBP  10,000     13,058,754
     1.500%, 05/12/22................................ NOK 525,770     60,814,893
     2.500%, 10/31/22................................ GBP  46,000     62,848,250
     2.375%, 01/18/23................................ CAD   8,000      6,088,229
     1.625%, 03/15/23................................ EUR  51,367     61,794,481
     0.000%, 10/16/23................................ EUR  39,214     44,409,074
     0.050%, 12/15/23................................ EUR  19,500     22,141,102
     0.875%, 12/15/23................................ GBP  28,000     36,020,848
     2.125%, 01/15/24................................ EUR  45,625     56,791,824
European Stability Mechanism
     0.000%, 10/18/22................................ EUR  30,371     34,387,468
     0.100%, 07/31/23................................ EUR 300,083    340,767,639
     2.125%, 11/20/23................................ EUR  19,000     23,598,723
INTER AMERICAN DEVEL BK SR UNSECURED 12/19 1.125
     1.125%, 12/17/19................................ GBP   9,627     12,567,420
Inter-American Investment Corp.
(r)  2.694%, 10/12/21................................      11,805     11,811,375
International Bank for Reconstruction & Development
     1.000%, 12/19/22................................ GBP  34,750     45,124,325
Nordic Investment Bank
     1.500%, 08/31/22................................ NOK 100,000     11,509,658
     1.375%, 06/19/23................................ NOK 200,000     22,850,228
                                                                  --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........              1,357,046,202
                                                                  --------------

                                                              FACE
                                                             AMOUNT^      VALUE+
                                                            --------- --------------
                                                              (000)
SWEDEN -- (7.4%)
Kommuninvest I Sverige AB
         0.250%, 06/01/22.............................. SEK 2,395,000 $  253,870,530
         0.750%, 02/22/23.............................. SEK 1,075,000    115,602,160
         1.000%, 11/13/23.............................. SEK   590,000     64,117,953
Skandinaviska Enskilda Banken AB
         0.300%, 02/17/22.............................. EUR    31,728     35,865,779
         1.250%, 08/05/22.............................. GBP     5,351      6,902,207
Svensk Exportkredit AB
(r)      2.728%, 12/13/21..............................        14,200     14,232,532
         1.375%, 12/15/22.............................. GBP    31,487     41,211,632
         1.375%, 12/15/23.............................. GBP     8,000     10,458,447
Svenska Handelsbanken AB
         2.375%, 01/18/22.............................. GBP     1,000      1,336,180
         0.250%, 02/28/22.............................. EUR    57,386     64,870,201
         2.625%, 08/23/22.............................. EUR    10,905     13,268,737
         2.750%, 12/05/22.............................. GBP     5,000      6,780,632
         1.125%, 12/14/22.............................. EUR    53,008     61,707,578
Sweden Government Bond
         3.500%, 06/01/22.............................. SEK 2,005,000    236,871,692
(OMEGA)  1.500%, 11/13/23.............................. SEK 1,427,000    162,618,935
                                                                      --------------
TOTAL SWEDEN...........................................                1,089,715,195
                                                                      --------------
UNITED KINGDOM -- (0.3%)
Transport for London
         2.250%, 08/09/22.............................. GBP    29,447     39,488,964
                                                                      --------------
UNITED STATES -- (10.6%)
3M Co.
         0.375%, 02/15/22.............................. EUR    55,027     62,457,206
         0.950%, 05/15/23.............................. EUR     6,000      6,977,845
Apple, Inc.
         2.250%, 02/23/21..............................           427        425,051
         2.500%, 02/09/22..............................        45,978     45,900,073
#        2.300%, 05/11/22..............................        24,150     23,964,769
         1.000%, 11/10/22.............................. EUR    27,825     32,398,236
Berkshire Hathaway, Inc.
         2.200%, 03/15/21..............................         9,102      9,061,599
#        3.400%, 01/31/22..............................        15,319     15,726,477
         0.625%, 01/17/23.............................. EUR    13,273     15,209,769
         0.750%, 03/16/23.............................. EUR    21,058     24,161,469
Chevron Corp.
         2.498%, 03/03/22..............................        74,257     74,009,431
Cisco Systems, Inc.
         1.850%, 09/20/21..............................        68,959     67,864,910
Coca-Cola Co. (The)
         3.300%, 09/01/21..............................        20,624     21,023,444
         2.200%, 05/25/22..............................        30,592     30,285,908
         1.125%, 09/22/22.............................. EUR    28,226     32,952,679
         0.750%, 03/09/23.............................. EUR    42,770     49,256,955
International Business Machines Corp.
#        2.500%, 01/27/22..............................        61,852     61,439,101

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
UNITED STATES -- (Continued)
Johnson & Johnson
     0.250%, 01/20/22.................................. EUR  38,623 $ 43,809,783
Merck & Co., Inc.
     1.125%, 10/15/21.................................. EUR  18,277   21,085,718
     2.350%, 02/10/22..................................      43,588   43,408,242
Oracle Corp.
     2.250%, 01/10/21.................................. EUR   2,343    2,734,879
     1.900%, 09/15/21..................................     148,590  146,125,844
     2.500%, 05/15/22..................................      61,485   61,178,190
Pfizer, Inc.
     1.950%, 06/03/21..................................      40,901   40,502,150
     2.200%, 12/15/21..................................      56,031   55,578,409
     0.250%, 03/06/22.................................. EUR  88,008   99,697,119
Procter & Gamble Co. (The)
     2.150%, 08/11/22..................................      65,999   65,254,877
     2.000%, 08/16/22.................................. EUR  25,959   31,106,090
Toyota Motor Credit Corp.
(r)  2.754%, 10/09/20..................................      50,000   50,032,700
     1.900%, 04/08/21..................................     112,749  111,319,594
#    2.750%, 05/17/21..................................      30,633   30,737,735

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- ---------------
                                                          (000)
UNITED STATES -- (Continued)
      0.000%, 07/21/21.............................. EUR  17,741 $    19,931,307
      1.125%, 09/07/21.............................. GBP   3,352       4,369,855
      2.600%, 01/11/22..............................      71,846      71,933,652
      0.750%, 07/21/22.............................. EUR  43,550      49,983,614
      2.375%, 02/01/23.............................. EUR  13,707      16,689,160
Walmart, Inc.
      1.900%, 04/08/22.............................. EUR   5,000       5,920,767
      1.900%, 04/08/22.............................. EUR   3,500       4,144,537
                                                                 ---------------
TOTAL UNITED STATES.................................               1,548,659,144
                                                                 ---------------
TOTAL BONDS.........................................              14,668,013,729
                                                                 ---------------
                                                         SHARES
                                                         -------
SECURITIES LENDING COLLATERAL -- (0.1%)
@(S)  The DFA Short Term Investment Fund............     910,210      10,532,043
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $15,100,477,235)........................             $14,678,545,772
                                                                 ===============

As of April 30, 2019, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                            UNREALIZED
                                                                             FOREIGN
                                                                             EXCHANGE
                                                               SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD       COUNTERPARTY       DATE    (DEPRECIATION)
---------------------- ---------------------- ---------------- ---------- --------------
CAD        176,541,911 USD        131,482,865 ANZ Securities    05/02/19    $  297,845
                                              State Street
EUR        119,744,026 USD        133,550,512   Bank and Trust  05/02/19       754,455
GBP        113,874,387 USD        148,225,735 Citibank, N.A.    05/03/19       274,467
USD        133,739,303 CAD        176,541,911 Citibank, N.A.    05/02/19     1,958,592
USD        136,700,439 EUR        119,744,026 Citibank, N.A.    05/02/19     2,395,471
USD          3,716,863 CAD          4,946,812 Citibank, N.A.    05/03/19        24,188
USD         18,639,930 CAD         24,841,079 HSBC Bank         05/03/19        96,672
USD         22,778,702 CAD         30,250,000 HSBC Bank         05/03/19       197,816
USD         22,857,350 CAD         30,353,743 HSBC Bank         05/03/19       199,023
                                              National
                                                Australia
USD         22,948,064 CAD         30,680,623   Bank Ltd.       05/03/19        45,728
USD         47,977,280 EUR         42,000,000 Citibank, N.A.    05/03/19       870,057
USD         47,981,115 EUR         42,000,000 JP Morgan         05/03/19       873,891
USD         50,451,961 EUR         44,169,023 JP Morgan         05/03/19       911,959
                                              State Street
USD        126,613,374 GBP         96,995,305   Bank and Trust  05/03/19       124,682
USD        105,286,402 SEK        973,916,698 Barclays Capital  05/06/19     2,712,401
                                              State Street
USD        136,694,700 EUR        120,281,263   Bank and Trust  05/06/19     1,751,610
USD        148,071,987 CAD        197,226,112 UBS AG            05/06/19       835,737
USD        126,877,159 CAD        169,370,197 Citibank, N.A.    05/07/19       432,961
USD        138,264,868 EUR        121,452,683 Citibank, N.A.    05/07/19     1,995,595
                                              State Street
USD        138,918,416 GBP        105,409,000   Bank and Trust  05/07/19     1,428,161
USD         13,429,571 GBP         10,274,035 UBS AG            05/08/19        27,912
                                              State Street
USD         15,043,810 NOK        128,302,229   Bank and Trust  05/08/19       169,199
USD         20,027,744 EUR         17,557,191 Citibank, N.A.    05/08/19       326,937
                                              Bank of America
USD         24,564,957 NOK        210,473,440   Corp.           05/08/19       163,897
USD         58,680,425 NOK        504,672,208 JP Morgan         05/08/19       171,679

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                              UNREALIZED
                                                                               FOREIGN
                                                                               EXCHANGE
                                                                 SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED         CURRENCY SOLD        COUNTERPARTY       DATE    (DEPRECIATION)
---------------------- ------------------------ ---------------- ---------- --------------
USD        102,285,281 SEK          947,310,224 Barclays Capital  05/08/19   $  2,496,838
USD        109,422,483 GBP           83,150,456 HSBC Bank         05/08/19        959,344
USD        127,009,241 EUR          111,971,492 Citibank, N.A.    05/08/19      1,366,776
USD        137,510,005 CAD          182,962,837 Citibank, N.A.    05/08/19        914,509
USD         99,371,142 DKK          656,589,852 Citibank, N.A.    05/09/19        666,105
USD        113,411,680 SEK        1,046,404,302 JP Morgan         05/09/19      3,175,587
USD        138,078,475 CAD          183,669,529 Citibank, N.A.    05/09/19        952,033
USD        138,455,333 EUR          122,292,194 Citibank, N.A.    05/09/19      1,220,018
                                                State Street
USD        142,306,314 GBP          108,868,190   Bank and Trust  05/09/19        288,818
USD         11,175,900 CAD           14,938,979 Citibank, N.A.    05/10/19         22,286
USD         28,448,978 CAD           38,033,612 Citibank, N.A.    05/10/19         52,644
USD         48,927,608 CAD           65,224,470 Citibank, N.A.    05/10/19        230,267
USD        138,577,915 EUR          122,006,557 JP Morgan         05/10/19      1,651,106
                                                Bank of America
USD          2,264,534 GBP            1,731,459   Corp.           05/13/19          5,383
                                                State Street
USD         32,719,773 GBP           25,000,000   Bank and Trust  05/13/19        100,603
                                                National
                                                  Australia
USD         98,007,242 DKK          646,551,617   Bank Ltd.       05/13/19        775,352
                                                State Street
USD        103,382,593 GBP           79,069,473   Bank and Trust  05/13/19        215,372
                                                State Street
USD        132,699,746 EUR          116,296,599   Bank and Trust  05/13/19      2,147,505
USD        108,976,586 SEK        1,007,463,586 UBS AG            05/14/19      2,799,537
USD        136,307,408 EUR          119,294,028 Citibank, N.A.    05/14/19      2,378,798
                                                Bank of America
USD        139,796,347 EUR          122,560,859   Corp.           05/15/19      2,188,310
USD         73,173,862 EUR           64,000,000 Citibank, N.A.    05/16/19      1,310,203
USD         73,297,209 EUR           64,106,761 Citibank, N.A.    05/16/19      1,313,671
USD        109,532,643 SEK        1,012,865,766 UBS AG            05/16/19      2,768,956
                                                State Street
USD        128,463,599 GBP           98,117,249   Bank and Trust  05/16/19        423,119
                                                State Street
USD         17,064,329 EUR           15,000,000   Bank and Trust  05/17/19        219,835
USD        131,331,846 EUR          114,808,031 Citibank, N.A.    05/17/19      2,406,302
USD        108,203,640 SEK          998,801,619 Citibank, N.A.    05/20/19      2,888,285
                                                State Street
USD        132,963,883 EUR          115,996,364   Bank and Trust  05/20/19      2,670,263
                                                State Street
USD         13,813,236 EUR           12,211,935   Bank and Trust  05/21/19         94,926
                                                State Street
USD         64,823,841 EUR           56,441,347   Bank and Trust  05/21/19      1,420,301
                                                State Street
USD         64,840,851 EUR           56,441,346   Bank and Trust  05/21/19      1,437,312
USD        126,036,243 SEK        1,162,902,758 UBS AG            05/21/19      3,407,841
                                                State Street
USD        140,372,905 EUR          122,484,604   Bank and Trust  05/22/19      2,767,653
                                                State Street
USD        136,273,209 EUR          119,455,447   Bank and Trust  05/23/19      2,059,514
USD        146,861,018 NOK        1,242,579,884 Barclays Capital  05/23/19      2,715,522
                                                State Street
USD        147,490,541 EUR          129,282,792   Bank and Trust  05/24/19      2,222,870
USD        110,182,770 SEK        1,023,466,363 JP Morgan         05/28/19      2,196,696
                                                State Street
USD        141,388,151 EUR          124,225,929   Bank and Trust  05/28/19      1,754,521
                                                State Street
USD         71,194,875 EUR           62,542,370   Bank and Trust  05/29/19        889,344
                                                State Street
USD         71,197,376 EUR           62,542,369   Bank and Trust  05/29/19        891,846
USD        111,198,974 DKK          736,054,429 JP Morgan         05/29/19        343,396
USD        131,047,348 NOK        1,115,350,783 JP Morgan         05/29/19      1,629,726
                                                State Street
USD        136,998,548 CAD          183,247,998   Bank and Trust  05/29/19        120,001
                                                State Street
USD         36,219,740 EUR           32,052,799   Bank and Trust  05/30/19        185,238
                                                State Street
USD         36,588,185 EUR           32,376,564   Bank and Trust  05/30/19        189,700
                                                State Street
USD         36,768,849 EUR           32,538,447   Bank and Trust  05/30/19        188,370
                                                State Street
USD         36,770,802 EUR           32,538,448   Bank and Trust  05/30/19        190,323
                                                Morgan Stanley
                                                  and Co.
USD         92,225,281 NOK          790,046,385   International   05/31/19        546,338
                                                State Street
USD        138,420,659 EUR          122,256,374   Bank and Trust  05/31/19        965,368
                                                State Street
USD        142,382,378 EUR          125,523,294   Bank and Trust  06/03/19      1,217,555
USD          1,668,848 EUR            1,462,501 Citibank, N.A.    06/04/19         23,961
USD        131,419,444 EUR          115,496,588 JP Morgan         06/04/19      1,519,432
USD        132,111,428 EUR          116,145,580 Citibank, N.A.    06/05/19      1,470,095
USD        144,282,464 EUR          126,654,456 JP Morgan         06/06/19      1,808,249
USD        143,138,260 EUR          125,213,322 JP Morgan         06/07/19      2,272,896
USD        140,901,403 EUR          123,257,833 Citibank, N.A.    06/10/19      2,199,669

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                             UNREALIZED
                                                                          FOREIGN EXCHANGE
                                                               SETTLEMENT   APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD       COUNTERPARTY       DATE     (DEPRECIATION)
---------------------- ---------------------- ---------------- ---------- ----------------
USD        133,721,718 EUR        116,993,548 Citibank, N.A.    06/11/19   $    2,057,680
                                              State Street
USD        137,582,204 EUR        119,995,465   Bank and Trust  06/12/19        2,528,035
USD         70,451,398 EUR         61,923,629 Citibank, N.A.    06/13/19          750,645
USD         70,461,956 EUR         61,923,629 Citibank, N.A.    06/13/19          761,203
USD         72,190,174 EUR         63,346,952 Citibank, N.A.    06/14/19          881,115
USD         72,194,609 EUR         63,346,953 Citibank, N.A.    06/14/19          885,550
USD        133,664,011 EUR        117,311,390 JP Morgan         06/17/19        1,573,109
                                              National
                                                Australia
USD         11,294,850 EUR         10,000,000   Bank Ltd.       06/18/19           34,014
USD        135,229,698 EUR        119,052,719 Barclays Capital  06/18/19        1,166,379
                                              National
                                                Australia
USD         30,444,997 EUR         26,938,203   Bank Ltd.       06/19/19          107,678
USD         30,455,873 EUR         26,938,202 UBS AG            06/19/19          118,556
                                              National
                                                Australia
USD         30,584,228 EUR         27,072,895   Bank Ltd.       06/19/19           95,221
USD         49,438,679 EUR         43,741,714 UBS AG            06/19/19          177,549
                                              State Street
USD         63,763,073 EUR         56,386,271   Bank and Trust  06/20/19          256,324
                                              State Street
USD         63,764,760 EUR         56,386,272   Bank and Trust  06/20/19          258,010
                                              State Street
USD        138,459,803 EUR        122,496,576   Bank and Trust  06/21/19          482,267
                                              State Street
USD         63,718,914 EUR         56,493,928   Bank and Trust  06/24/19           68,677
                                              State Street
USD         63,722,303 EUR         56,493,928   Bank and Trust  06/24/19           72,067
                                              Bank of America
USD         74,133,353 EUR         65,485,704   Corp.           06/25/19          345,870
                                              Bank of America
USD         74,139,312 EUR         65,485,704   Corp.           06/25/19          351,829
                                              Bank of America
USD         65,378,884 EUR         57,851,225   Corp.           06/26/19          188,025
                                              Bank of America
USD         65,380,620 EUR         57,851,225   Corp.           06/26/19          189,761
                                              National
                                                Australia
USD        135,668,523 EUR        120,011,435   Bank Ltd.       06/27/19          419,316
                                              State Street
USD        134,413,093 EUR        118,486,630   Bank and Trust  06/28/19          870,625
                                              State Street
USD        145,510,497 EUR        128,091,320   Bank and Trust  07/02/19        1,092,403
                                              Bank of America
USD        148,288,534 CAD        197,578,012   Corp.           07/03/19          572,178
USD        134,834,301 CAD        179,534,757 JP Morgan         07/08/19          592,670
                                              State Street
USD        135,065,662 EUR        119,038,990   Bank and Trust  07/09/19          774,831
USD        138,877,059 CAD        184,199,698 Citibank, N.A.    07/09/19        1,144,271
USD         47,641,343 EUR         42,000,000 Citibank, N.A.    07/10/19          256,152
USD         47,649,743 EUR         42,000,000 Citibank, N.A.    07/10/19          264,552
USD         47,766,527 EUR         42,104,050 Citibank, N.A.    07/10/19          263,945
                                              Bank of America
USD        142,572,487 CAD        190,319,157   Corp.           07/10/19          260,766
USD        135,600,813 CAD        180,291,492 Citibank, N.A.    07/11/19          784,285
USD        137,785,359 EUR        120,833,908 Citibank, N.A.    07/11/19        1,446,897
USD         40,523,633 EUR         35,565,990 Citibank, N.A.    07/12/19          390,719
USD         41,136,184 EUR         36,104,869 Citibank, N.A.    07/12/19          395,195
USD         41,136,903 EUR         36,104,870 Citibank, N.A.    07/12/19          395,913
USD        137,369,267 EUR        120,636,184 Citibank, N.A.    07/15/19        1,208,473
USD        137,926,217 CAD        184,104,535 Barclays Capital  07/15/19          246,056
                                              State Street
USD        134,506,462 EUR        118,108,751   Bank and Trust  07/16/19        1,187,232
                                              State Street
USD        130,163,970 EUR        114,888,783   Bank and Trust  07/17/19          468,566
                                              State Street
USD        132,664,160 CAD        176,877,781   Bank and Trust  07/22/19          367,655
                                              State Street
USD        136,210,230 EUR        120,220,241   Bank and Trust  07/22/19          439,611
                                              State Street
USD        142,792,672 EUR        126,337,559   Bank and Trust  07/26/19           65,805
                                                                           --------------
TOTAL APPRECIATION                                                         $  121,635,103
CAD         80,199,364 USD         60,159,509 UBS AG            07/03/19   $     (199,610)
                                              State Street
EUR        128,169,023 USD        143,824,869   Bank and Trust  05/03/19          (70,420)
                                              State Street
EUR         14,402,651 USD         16,302,366   Bank and Trust  05/17/19         (128,676)
EUR          4,108,582 USD          4,653,444 Citibank, N.A.    06/25/19          (24,007)
USD         12,949,705 CAD         17,400,000 UBS AG            05/03/19          (38,971)
USD         13,057,411 CAD         17,543,546 UBS AG            05/03/19          (38,417)
                                              Bank of America
USD         21,832,416 GBP         16,879,082   Corp.           05/03/19         (179,093)
USD          3,799,041 GBP          2,935,111 Citibank, N.A.    05/08/19          (29,578)
                                              National
                                                Australia
USD         14,035,062 GBP         10,853,653   Bank Ltd.       05/08/19         (122,663)
USD         19,155,265 CAD         25,780,908 Citibank, N.A.    05/10/19          (93,058)
                                              State Street
USD        143,882,450 GBP        110,396,990   Bank and Trust  05/28/19         (274,454)

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                                             UNREALIZED
                                                                          FOREIGN EXCHANGE
                                                               SETTLEMENT   APPRECIATION
 CURRENCY PURCHASED        CURRENCY SOLD       COUNTERPARTY       DATE     (DEPRECIATION)
---------------------- ---------------------- ---------------- ---------- ----------------
USD         18,832,629 NOK        163,013,869 HSBC Bank         05/29/19   $      (82,378)
USD         61,161,368 CAD         82,207,221 JP Morgan         05/31/19         (246,968)
USD         61,166,874 CAD         82,207,220 HSBC Bank         05/31/19         (241,461)
USD        148,414,382 GBP        113,851,293 Citibank, N.A.    05/31/19         (276,823)
USD        111,122,825 DKK        737,936,902 Citibank, N.A.    06/03/19          (67,678)
USD        144,708,906 CAD        195,308,112 Citibank, N.A.    06/03/19       (1,195,854)
USD        138,291,418 CAD        186,350,189 Citibank, N.A.    06/05/19         (928,649)
USD         36,512,569 NOK        316,371,755 JP Morgan         06/06/19         (208,648)
USD         36,517,711 NOK        316,371,755 JP Morgan         06/06/19         (203,506)
USD        131,554,016 CAD        176,398,017 ANZ Securities    06/27/19         (307,127)
USD          1,497,881 CAD          2,016,935 Citibank, N.A.    07/03/19          (10,051)
USD          4,504,640 EUR          4,020,881 Citibank, N.A.    07/12/19          (32,550)
USD          6,724,488 EUR          6,001,315 Citibank, N.A.    07/12/19          (47,438)
USD          9,145,302 EUR          8,163,608 Citibank, N.A.    07/12/19          (66,571)
USD        143,592,203 EUR        128,062,636 Citibank, N.A.    07/18/19         (986,938)
                                              State Street
USD        137,562,082 EUR        121,861,431   Bank and Trust  07/23/19          (73,503)
USD        144,413,642 EUR        128,863,468 Citibank, N.A.    07/24/19       (1,142,500)
                                              State Street
USD        135,519,650 EUR        120,641,028   Bank and Trust  07/25/19         (760,316)
                                                                           --------------
TOTAL (DEPRECIATION)                                                       $   (8,077,906)
                                                                           --------------
TOTAL APPRECIATION
  (DEPRECIATION)                                                           $  113,557,197
                                                                           ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ------------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3      TOTAL
                                --------- -------------- -------- --------------
Bonds
   Australia...................       --  $  546,947,541       -- $  546,947,541
   Austria.....................       --     399,829,282       --    399,829,282
   Belgium.....................       --     417,825,734       --    417,825,734
   Canada......................       --   2,923,348,844       --  2,923,348,844
   Denmark.....................       --     568,798,768       --    568,798,768
   Finland.....................       --     617,116,660       --    617,116,660
   France......................       --   1,355,959,778       --  1,355,959,778
   Germany.....................       --   1,436,833,086       --  1,436,833,086
   Japan.......................       --       9,715,795       --      9,715,795
   Luxembourg..................       --     498,348,570       --    498,348,570
   Netherlands.................       --   1,184,587,468       --  1,184,587,468
   New Zealand.................       --      77,695,578       --     77,695,578
   Norway......................       --     584,872,972       --    584,872,972
   Singapore...................       --      11,224,148       --     11,224,148
   Supranational Organization
     Obligations...............       --   1,357,046,202       --  1,357,046,202
   Sweden......................       --   1,089,715,195       --  1,089,715,195
   United Kingdom..............       --      39,488,964       --     39,488,964
   United States...............       --   1,548,659,144       --  1,548,659,144

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                         --------------------------------------------------
                           LEVEL 1     LEVEL 2     LEVEL 3       TOTAL
                         --------- --------------- -------- ---------------
     Securities Lending
       Collateral.......       --  $    10,532,043       -- $    10,532,043
     Forward Currency
       Contracts**......       --      113,557,197       --     113,557,197
                         --------  --------------- -------- ---------------
     TOTAL..............       --  $14,792,102,969       -- $14,792,102,969
                         ========  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                                ------- ------------
                                                                 (000)
BONDS -- (99.8%)
AUSTRIA -- (2.8%)
Republic of Austria Government Bond
(OMEGA)  0.750%, 02/20/28................................. EUR   31,000 $ 36,438,003
                                                                        ------------
BELGIUM -- (6.7%)
Dexia Credit Local SA
         1.000%, 10/18/27................................. EUR   32,450   37,910,191
Kingdom of Belgium Government Bond
(OMEGA)  0.800%, 06/22/27................................. EUR    1,300    1,527,097
(OMEGA)  0.800%, 06/22/28................................. EUR    2,500    2,920,850
(OMEGA)  1.000%, 06/22/31................................. EUR   32,300   37,702,166
         1.250%, 04/22/33................................. EUR    5,000    5,947,175
                                                                        ------------
TOTAL BELGIUM.............................................                86,007,479
                                                                        ------------
CANADA -- (13.8%)
CPPIB Capital, Inc.
         1.500%, 03/04/33................................. EUR   14,000   16,928,766
Province of Alberta Canada
         2.900%, 09/20/29................................. CAD   10,300    7,941,233
         3.500%, 06/01/31................................. CAD   13,000   10,619,303
Province of British Columbia Canada
         5.700%, 06/18/29................................. CAD    7,958    7,683,685
Province of Manitoba Canada
         3.250%, 09/05/29................................. CAD   37,700   29,853,830
Province of Ontario Canada
         5.850%, 03/08/33................................. CAD   48,000   48,999,268
Province of Quebec Canada
         0.875%, 05/04/27................................. EUR   32,763   38,041,780
         0.875%, 07/05/28................................. EUR    3,000    3,460,002
Province of Saskatchewan Canada
         6.400%, 09/05/31................................. CAD   13,000   13,565,918
                                                                        ------------
TOTAL CANADA..............................................               177,093,785
                                                                        ------------
DENMARK -- (3.8%)
Denmark Government Bond
         0.500%, 11/15/27................................. DKK  310,500   48,993,908
                                                                        ------------
FINLAND -- (5.7%)
Finland Government Bond
(OMEGA)  2.750%, 07/04/28................................. EUR   26,850   37,136,643
Municipality Finance P.L.C.
         1.250%, 02/23/33................................. EUR   30,511   36,305,908
                                                                        ------------
TOTAL FINLAND.............................................                73,442,551
                                                                        ------------

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
FRANCE -- (20.0%)
Agence Francaise de Developpement
    1.000%, 01/31/28................................. EUR   28,000 $ 32,704,724
    0.875%, 05/25/31................................. EUR    5,500    6,218,875
    1.375%, 07/05/32................................. EUR    8,000    9,482,236
French Republic Government Bond OAT
    0.750%, 05/25/28................................. EUR   95,600  112,031,590
SNCF Mobilites
    5.375%, 03/18/27................................. GBP   14,566   23,928,689
    1.500%, 02/02/29................................. EUR   12,400   15,018,083
SNCF Reseau EPIC
    3.125%, 10/25/28................................. EUR    6,600    9,161,502
    5.250%, 12/07/28................................. GBP   16,713   28,215,461
    1.125%, 05/25/30................................. EUR    8,000    9,341,084
Unedic Asseo
    1.500%, 04/20/32................................. EUR    9,000   11,025,099
                                                                   ------------
TOTAL FRANCE.........................................               257,127,343
                                                                   ------------
GERMANY -- (7.5%)
Deutsche Bahn Finance GMBH
    3.125%, 07/24/26................................. GBP   15,550   22,160,511
    0.625%, 09/26/28................................. EUR    1,000    1,129,440
Kreditanstalt fuer Wiederaufbau
    2.050%, 02/16/26................................. JPY  399,000    4,132,461
    2.050%, 02/16/26................................. JPY   36,000      372,854
    0.500%, 09/15/27................................. EUR   29,900   34,473,520
    5.750%, 06/07/32................................. GBP    4,000    7,730,531
State of North Rhine-Westphalia Germany
    0.500%, 02/16/27................................. EUR    6,440    7,372,965
    0.950%, 03/13/28................................. EUR    6,000    7,086,609
    2.375%, 05/13/33................................. EUR    9,000   12,142,620
                                                                   ------------
TOTAL GERMANY........................................                96,601,511
                                                                   ------------
LUXEMBOURG -- (3.1%)
European Financial Stability Facility
    0.875%, 07/26/27................................. EUR    8,000    9,446,147
    1.250%, 05/24/33................................. EUR   25,000   29,851,736
                                                                   ------------
TOTAL LUXEMBOURG.....................................                39,297,883
                                                                   ------------
NETHERLANDS -- (3.2%)
BNG Bank NV
    0.625%, 06/19/27................................. EUR   10,125   11,659,280

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT^      VALUE+
                                                             --------- --------------
                                                               (000)
NETHERLANDS -- (Continued)
         0.750%, 01/11/28.............................. EUR     12,300 $   14,264,796
Nederlandse Waterschapsbank NV
         1.000%, 03/01/28.............................. EUR      7,600      9,003,836
         0.500%, 04/29/30.............................. EUR      2,500      2,768,121
Netherlands Government Bond
(OMEGA)  0.750%, 07/15/27.............................. EUR      3,000      3,573,379
                                                                       --------------
TOTAL NETHERLANDS......................................                    41,269,412
                                                                       --------------
NORWAY -- (4.8%)
Equinor ASA
         6.875%, 03/11/31.............................. GBP     15,124     29,837,276
Kommunalbanken A.S.
         0.625%, 04/20/26.............................. EUR     14,000     16,091,262
Norway Government Bond
(OMEGA)  1.500%, 02/19/26.............................. NOK     90,000     10,370,439
(OMEGA)  1.750%, 02/17/27.............................. NOK     50,000      5,836,719
                                                                       --------------
TOTAL NORWAY...........................................                    62,135,696
                                                                       --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (14.3%)
African Development Bank
         0.875%, 05/24/28.............................. EUR      7,535      8,817,234
Asian Development Bank
         2.350%, 06/21/27.............................. JPY  3,860,000     41,611,871
Council Of Europe Development Bank
         0.750%, 01/24/28.............................. EUR      9,500     11,058,462
European Investment Bank
         1.900%, 01/26/26.............................. JPY  1,778,200     18,224,958
         2.150%, 01/18/27.............................. JPY    517,100      5,481,896
         1.375%, 05/12/28.............................. SEK     95,000     10,490,247
         6.000%, 12/07/28.............................. GBP      1,300      2,362,648
         5.625%, 06/07/32.............................. GBP      3,800      7,212,146
European Stability Mechanism
         0.750%, 03/15/27.............................. EUR     26,500     31,099,752

                                                          FACE
                                                         AMOUNT^      VALUE+
                                                        --------- --------------
                                                          (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    0.750%, 09/05/28.............................. EUR      3,000 $    3,503,432
    1.200%, 05/23/33.............................. EUR     12,500     14,920,260
European Union
    2.875%, 04/04/28.............................. EUR     21,460     29,553,987
                                                                  --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS......                   184,336,893
                                                                  --------------
SWEDEN -- (3.7%)
Sweden Government Bond
    2.250%, 06/01/32.............................. SEK    370,000     47,615,680
                                                                  --------------
UNITED KINGDOM -- (10.4%)
Network Rail Infrastructure Finance P.L.C.
    4.375%, 12/09/30.............................. GBP      3,200      5,399,513
Transport for London
    4.000%, 09/12/33.............................. GBP      9,346     14,814,707
United Kingdom Gilt
    4.750%, 12/07/30.............................. GBP     31,450     56,322,194
    4.250%, 06/07/32.............................. GBP     32,400     56,715,791
                                                                  --------------
TOTAL UNITED KINGDOM..............................                   133,252,205
                                                                  --------------
TOTAL BONDS.......................................                 1,283,612,349
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (0.2%)
U.S. Treasury Notes
    2.875%, 05/15/28..............................          3,000      3,093,984
                                                                  --------------
TOTAL INVESTMENT SECURITIES.......................                 1,286,706,333
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,282,610,890)...........................                $1,286,706,333
                                                                  ==============

As of April 30, 2019, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                 COUNTERPARTY                   DATE    (DEPRECIATION)
------------------  ------------------- ---------------------------------------  ---------- --------------
USD       3,972,291 GBP       3,038,064 Citibank, N.A.                            05/13/19     $  8,326
USD     118,112,036 GBP      90,270,108 State Street Bank and Trust               05/13/19      330,599
USD     138,334,770 EUR     122,538,688 State Street Bank and Trust               05/14/19      764,456
USD       1,204,213 DKK       7,934,577 Citibank, N.A.                            05/16/19       10,638
USD       6,279,319 EUR       5,591,044 Citibank, N.A.                            05/16/19        1,305
USD      48,416,822 DKK     320,126,418 State Street Bank and Trust               05/16/19      261,160

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED      CURRENCY SOLD                 COUNTERPARTY                   DATE    (DEPRECIATION)
------------------   ------------------- ---------------------------------------  ---------- --------------
USD      130,437,588 GBP      99,621,957 State Street Bank and Trust               05/16/19   $   433,503
USD      139,787,243 EUR     123,851,571 Citibank, N.A.                            05/16/19       718,070
USD       60,282,434 SEK     556,717,022 UBS AG                                    05/20/19     1,581,237
USD      146,547,633 EUR     129,136,950 State Street Bank and Trust               05/20/19     1,495,770
USD      139,110,002 EUR     122,712,582 State Street Bank and Trust               05/23/19     1,236,766
USD        7,944,508 CAD      10,572,130 Bank of America Corp.                     07/10/19        39,166
USD      108,009,221 CAD     144,216,375 National Australia Bank Ltd.              07/10/19       170,994
                                                                                              -----------
TOTAL APPRECIATION                                                                            $ 7,051,990

GBP        2,114,229 USD       2,764,799 National Australia Bank Ltd.              05/16/19   $    (5,784)
USD        5,907,787 GBP       4,577,113 Citibank, N.A.                            05/13/19       (64,278)
USD        5,390,829 EUR       4,835,991 UBS AG                                    05/14/19       (40,425)
USD        5,390,834 EUR       4,835,991 Bank of America Corp.                     05/14/19       (38,420)
USD        4,609,321 GBP       3,532,928 Citibank, N.A.                            05/16/19        (1,059)
USD        6,059,829 EUR       5,421,698 State Street Bank and Trust               05/23/19       (32,699)
USD       16,212,405 NOK     140,473,059 JP Morgan                                 06/05/19       (91,657)
USD      139,573,276 EUR     124,925,924 Citibank, N.A.                            06/05/19      (945,247)
USD        4,697,193 CAD       6,311,491 Citibank, N.A.                            07/10/19       (22,244)
USD       70,295,700 JPY   7,817,702,153 Citibank, N.A.                            07/11/19      (284,707)
                                                                                              -----------
TOTAL (DEPRECIATION)                                                                          $(1,526,520)
                                                                                              -----------
TOTAL APPRECIATION (DEPRECIATION)                                                             $ 5,525,470
                                                                                              ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------
                                  LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                --------- -------------- --------- --------------
Bonds
   Austria.....................    --     $   36,438,003    --     $   36,438,003
   Belgium.....................    --         86,007,479    --         86,007,479
   Canada......................    --        177,093,785    --        177,093,785
   Denmark.....................    --         48,993,908    --         48,993,908
   Finland.....................    --         73,442,551    --         73,442,551
   France......................    --        257,127,343    --        257,127,343
   Germany.....................    --         96,601,511    --         96,601,511
   Luxembourg..................    --         39,297,883    --         39,297,883
   Netherlands.................    --         41,269,412    --         41,269,412
   Norway......................    --         62,135,696    --         62,135,696
   Supranational Organization
     Obligations...............    --        184,336,893    --        184,336,893
   Sweden......................    --         47,615,680    --         47,615,680
   United Kingdom..............    --        133,252,205    --        133,252,205
U.S. Treasury Obligations......    --          3,093,984    --          3,093,984
Forward Currency Contracts**...    --          5,525,470    --          5,525,470
                                   --     --------------    --     --------------
TOTAL..........................    --     $1,292,231,803    --     $1,292,231,803
                                   ==     ==============    ==     ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
AGENCY OBLIGATIONS -- (21.1%)
Federal Home Loan Bank
   1.375%, 02/18/21.......................................  20,000 $ 19,670,768
   1.750%, 03/12/21.......................................  10,000    9,896,723
   2.375%, 03/12/21.......................................  16,000   16,014,913
   1.875%, 06/11/21.......................................  20,000   19,808,941
   2.375%, 09/10/21.......................................  33,000   33,064,836
   2.250%, 03/11/22.......................................  37,550   37,493,925
   2.500%, 03/11/22.......................................  31,635   31,784,158
   2.125%, 06/10/22.......................................  56,150   55,811,867
   5.250%, 06/10/22.......................................   5,200    5,655,835
   2.000%, 09/09/22.......................................  44,730   44,303,930
   1.875%, 12/09/22.......................................  10,000    9,843,491
   2.500%, 12/09/22.......................................  92,000   92,607,871
   5.250%, 12/09/22.......................................   9,000    9,896,783
   2.125%, 03/10/23.......................................  25,250   25,095,290
   3.250%, 06/09/23.......................................  69,800   72,359,307
Tennessee Valley Authority
   3.875%, 02/15/21.......................................  22,000   22,581,132
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................          505,889,770
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (78.7%)
U.S. Treasury Bill
   2.410%, 05/07/19....................................... 142,000  141,943,886
   2.420%, 05/14/19....................................... 102,000  101,912,337
   2.410%, 05/21/19.......................................  83,000   82,889,852
   0.000%, 05/28/19.......................................  50,000   49,910,656
U.S. Treasury Notes
   1.000%, 08/31/19.......................................  40,000   39,804,688
   1.250%, 08/31/19....................................... 215,000  214,101,367
   1.250%, 10/31/19.......................................  39,000   38,773,008
   1.500%, 10/31/19.......................................  83,000   82,620,664
   1.000%, 11/15/19.......................................  59,000   58,545,977
   1.000%, 11/30/19.......................................  30,000   29,751,562
   1.500%, 11/30/19....................................... 100,000   99,453,125
   1.375%, 12/15/19.......................................  53,000   52,658,398
   1.625%, 12/31/19.......................................  33,000   32,816,953
   1.875%, 12/31/19.......................................  25,000   24,904,297
   1.375%, 01/15/20.......................................  43,000   42,684,219
   1.375%, 02/15/20.......................................  28,000   27,774,687
   3.625%, 02/15/20.......................................  88,700   89,510,773
   1.375%, 02/29/20.......................................  10,000    9,914,453
   1.375%, 03/31/20.......................................  82,000   81,234,453
   1.125%, 04/30/20.......................................  56,000   55,306,563
   1.875%, 06/30/20....................................... 102,000  101,422,266
   2.000%, 09/30/20....................................... 127,000  126,414,609
   1.750%, 10/31/20.......................................  60,000   59,505,468
   1.625%, 11/30/20....................................... 181,000  179,055,664

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

                                                         FACE
                                                        AMOUNT^      VALUE+
                                                       --------- --------------
                                                         (000)
   3.625%, 02/15/21...................................    60,000 $   61,387,500
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.......................            1,884,297,425
                                                                 --------------
TOTAL INVESTMENT SECURITIES...........................            2,390,187,195
                                                                 --------------

                                                        SHARES
                                                       ---------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund 2.370%............................... 5,931,227      5,931,227
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,402,178,563)...............................           $2,396,118,422
                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ------------------------------------------------
                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                            ---------- -------------- ------- --------------
    Agency Obligations.....         -- $  505,889,770   --    $  505,889,770
    U.S. Treasury
      Obligations..........         --  1,884,297,425   --     1,884,297,425
    Temporary Cash
      Investments.......... $5,931,227             --   --         5,931,227
                            ---------- --------------   --    --------------
    TOTAL.................. $5,931,227 $2,390,187,195   --    $2,396,118,422
                            ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 AGENCY OBLIGATIONS -- (35.5%)
 Federal Farm Credit Bank
    5.350%, 08/07/20......................................   4,693 $  4,867,725
    3.650%, 12/21/20......................................  30,822   31,469,829
    5.250%, 03/02/21......................................   4,273    4,496,045
    5.220%, 02/22/22......................................   3,503    3,775,229
    5.210%, 12/19/22......................................  14,851   16,314,885
    5.250%, 03/06/23......................................   4,203    4,642,810
    5.220%, 05/15/23......................................  33,694   37,344,400
    3.500%, 12/20/23......................................   6,000    6,303,196
 Federal Home Loan Bank
    5.250%, 12/11/20......................................   5,290    5,531,870
    5.000%, 03/12/21......................................   3,645    3,821,061
    2.250%, 06/11/21......................................  49,035   48,965,966
    3.625%, 06/11/21......................................   7,030    7,220,151
    5.625%, 06/11/21......................................  15,905   16,962,928
    2.375%, 09/10/21......................................  27,565   27,619,157
    3.000%, 09/10/21......................................  21,875   22,214,747
    2.625%, 12/10/21......................................  75,370   76,015,647
    5.000%, 12/10/21......................................  31,875   34,031,497
    2.250%, 03/11/22......................................   7,005    6,994,539
    2.500%, 03/11/22......................................   7,705    7,741,329
    5.250%, 06/10/22......................................   5,780    6,286,679
    5.750%, 06/10/22......................................  13,660   15,061,331
    2.000%, 09/09/22......................................  11,365   11,256,744
    5.375%, 09/30/22......................................  44,400   48,827,037
    5.250%, 12/09/22......................................  10,510   11,557,243
    2.125%, 03/10/23......................................  10,000    9,938,729
    4.750%, 03/10/23......................................  34,465   37,529,728
    3.250%, 06/09/23......................................  24,520   25,419,057
    2.500%, 12/08/23......................................  25,000   25,156,124
    3.250%, 03/08/24......................................  20,000   20,800,729
    2.875%, 06/14/24......................................  61,000   62,425,651
    5.375%, 08/15/24......................................  29,950   34,225,647
    5.365%, 09/09/24......................................   1,400    1,605,307
    2.875%, 09/13/24......................................  71,500   73,174,494
    2.750%, 12/13/24......................................  20,000   20,344,000
    3.125%, 06/13/25......................................  11,480   11,808,295
    3.125%, 09/12/25......................................  43,715   45,080,314
    4.375%, 03/13/26......................................  14,080   15,489,384
    5.750%, 06/12/26......................................   8,080    9,690,081
    3.000%, 09/11/26......................................  60,885   62,056,809
    2.500%, 12/10/27......................................  43,230   42,447,349
    3.000%, 03/10/28......................................  29,640   30,172,394
    3.250%, 06/09/28...................................... 147,850  153,292,679
    3.250%, 11/16/28......................................  66,000   68,891,487
 Tennessee Valley Authority
    3.875%, 02/15/21......................................  74,241   76,202,084
    1.875%, 08/15/22......................................  89,450   88,054,563
    2.875%, 09/15/24...................................... 122,775  125,420,568

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
   6.750%, 11/01/25.....................................  47,282 $   58,904,699
   2.875%, 02/01/27..................................... 135,706    136,942,910
   7.125%, 05/01/30.....................................  85,000    118,289,075
                                                                 --------------
TOTAL AGENCY OBLIGATIONS................................          1,812,684,202
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (64.0%)
U.S. Treasury Bonds
   7.500%, 11/15/24.....................................  92,352    116,988,124
   6.875%, 08/15/25.....................................  71,630     90,339,909
   6.000%, 02/15/26.....................................  58,833     72,033,165
   6.750%, 08/15/26.....................................  90,183    116,138,537
   6.625%, 02/15/27.....................................  98,828    128,035,659
   6.125%, 11/15/27.....................................  20,000     25,594,531
   5.250%, 11/15/28.....................................  95,132    117,224,300
   2.625%, 02/15/29.....................................  70,000     70,721,875
   6.125%, 08/15/29.....................................  75,528    100,183,761
   6.250%, 05/15/30..................................... 171,289    232,297,868
   5.375%, 02/15/31..................................... 187,000    240,550,665
U.S. Treasury Notes
   2.000%, 10/31/21.....................................       2          1,789
   1.625%, 10/31/23.....................................  74,000     71,947,656
   2.750%, 11/15/23.....................................  28,000     28,566,563
   2.750%, 02/15/24..................................... 115,538    117,979,847
   2.500%, 05/15/24.....................................  75,000     75,744,141
   2.125%, 07/31/24.....................................  11,000     10,905,039
   2.250%, 11/15/24.....................................  85,500     85,169,355
   2.250%, 12/31/24.....................................  45,000     44,822,461
   2.500%, 01/31/25.....................................  50,000     50,458,985
   2.000%, 02/15/25.....................................  66,000     64,793,437
   2.125%, 05/15/25.....................................  80,000     78,946,875
   2.000%, 08/15/25..................................... 144,000    140,889,375
   2.250%, 11/15/25..................................... 112,000    111,103,125
   1.625%, 02/15/26..................................... 141,000    134,225,390
   1.625%, 05/15/26..................................... 103,000     97,833,906
   1.500%, 08/15/26..................................... 183,000    171,834,142
   2.000%, 11/15/26..................................... 184,300    178,929,384
   2.250%, 02/15/27..................................... 161,500    159,367,696
   2.250%, 08/15/27..................................... 146,000    143,718,750
   2.250%, 11/15/27.....................................  52,000     51,122,500
   2.750%, 02/15/28.....................................   5,000      5,107,227
   2.875%, 05/15/28..................................... 130,000    134,072,656
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.........................          3,267,648,693
                                                                 --------------
TOTAL INVESTMENT SECURITIES.............................          5,080,332,895
                                                                 --------------

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   State Street Institutional U.S. Government Money
     Market Fund 2.370%.............................. 26,185,223 $   26,185,223
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,095,264,655)..............................            $5,106,518,118
                                                                 ==============


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                           -------------------------------------------------
                             LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                           ----------- -------------- ------- --------------
   Agency Obligations.....          -- $1,812,684,202   --    $1,812,684,202
   U.S. Treasury
     Obligations..........          --  3,267,648,693   --     3,267,648,693
   Temporary Cash
     Investments.......... $26,185,223             --   --        26,185,223
                           ----------- --------------   --    --------------
   TOTAL.................. $26,185,223 $5,080,332,895   --    $5,106,518,118
                           =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
BONDS -- (96.4%)
Abbott Ireland Financing DAC
         0.875%, 09/27/23.................................. EUR  23,016  $26,546,375
AbbVie, Inc.
         2.500%, 05/14/20..................................      24,891   24,809,702
         2.900%, 11/06/22..................................       1,252    1,247,792
ABN AMRO Bank NV
         0.500%, 07/17/23.................................. EUR  17,291   19,645,072
Aetna, Inc.
         2.750%, 11/15/22..................................       2,000    1,974,938
Aflac, Inc.
         3.625%, 06/15/23..................................         706      729,346
Agence Francaise de Developpement
         1.625%, 01/21/20..................................      12,892   12,807,712
Agilent Technologies, Inc.
#        5.000%, 07/15/20..................................       1,690    1,734,393
Airbus Finance BV
(OMEGA)  2.700%, 04/17/23..................................       7,000    6,954,781
Alimentation Couche-Tard, Inc.
(OMEGA)  2.700%, 07/26/22..................................       3,000    2,962,718
Allergan Finance LLC
         3.250%, 10/01/22..................................      18,630   18,606,307
Allergan Funding SCS
         3.450%, 03/15/22..................................      12,220   12,283,203
Altria Group, Inc.
         2.625%, 01/14/20..................................       1,025    1,022,980
Ameren Corp.
         2.700%, 11/15/20..................................       1,000      996,880
American Express Co.
         2.500%, 08/01/22..................................       1,220    1,207,302
         2.650%, 12/02/22..................................      12,256   12,188,082
American Express Credit Corp.
         2.600%, 09/14/20..................................      13,925   13,906,530
American Honda Finance Corp.
         1.375%, 11/10/22.................................. EUR   5,000    5,854,475
         0.550%, 03/17/23.................................. EUR   4,193    4,768,053
American International Group, Inc.
         2.300%, 07/16/19..................................       4,616    4,611,719
         3.375%, 08/15/20..................................       3,000    3,021,585
         6.400%, 12/15/20..................................      11,283   11,904,950
         1.500%, 06/08/23.................................. EUR   5,600    6,500,313
Ameriprise Financial, Inc.
         5.300%, 03/15/20..................................       6,957    7,111,033
AmerisourceBergen Corp.
         3.500%, 11/15/21..................................       2,000    2,024,184

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
Amgen, Inc.
    2.200%, 05/22/19..................................       6,690  $ 6,688,600
    3.450%, 10/01/20..................................       4,990    5,040,412
    4.100%, 06/15/21..................................       5,000    5,121,405
    2.650%, 05/11/22..................................       2,200    2,188,457
Anheuser-Busch InBev SA
    0.625%, 03/17/20.................................. EUR   3,000    3,386,633
    0.800%, 04/20/23.................................. EUR   5,000    5,769,749
Anthem, Inc.
    2.250%, 08/15/19..................................       6,431    6,421,227
ANZ New Zealand International, Ltd.
    0.400%, 03/01/22.................................. EUR   9,750   11,024,107
AP Moller - Maersk A.S.
    1.500%, 11/24/22.................................. EUR     540      628,957
Apache Corp.
#   3.250%, 04/15/22..................................      24,345   24,546,927
    2.625%, 01/15/23..................................         722      705,599
Apple, Inc.
    2.250%, 02/23/21..................................       4,000    3,981,739
#   2.850%, 05/06/21..................................      29,000   29,182,428
    1.550%, 08/04/21..................................      10,000    9,790,666
    2.500%, 02/09/22..................................      12,191   12,170,338
    2.300%, 05/11/22..................................      11,657   11,567,591
Applied Materials, Inc.
    2.625%, 10/01/20..................................       1,590    1,590,796
ArcelorMittal
    0.950%, 01/17/23.................................. EUR  10,000   11,312,755
ASB Finance, Ltd.
    0.500%, 06/10/22.................................. EUR   2,200    2,493,519
Asian Development Bank
    1.625%, 03/16/21..................................       6,000    5,920,734
Associated Banc-Corp
    2.750%, 11/15/19..................................         447      446,726
Assurant, Inc.
    4.000%, 03/15/23..................................       8,305    8,423,483
AstraZeneca P.L.C.
    2.375%, 11/16/20..................................      23,256   23,115,103
AT&T, Inc.
    4.600%, 02/15/21..................................       8,793    9,039,221
    3.800%, 03/15/22..................................      11,600   11,895,630
    2.500%, 03/15/23.................................. EUR  12,000   14,564,450
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19..................................      10,154   10,149,894
#   2.700%, 11/16/20..................................       1,000    1,000,023
    3.300%, 03/07/22.................................. AUD  19,300   14,099,269
    2.625%, 05/19/22..................................      10,000    9,949,374
Autodesk, Inc.........................................
    3.125%, 06/15/20..................................      14,337   14,379,963

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
         3.600%, 12/15/22..................................       1,000  $ 1,014,293
AutoZone, Inc.
         2.875%, 01/15/23..................................      22,501   22,389,839
Avnet, Inc.
#        4.875%, 12/01/22..................................       4,291    4,496,628
Banco Santander SA
#        3.848%, 04/12/23..................................      25,400   25,915,550
Bank of America Corp.
         2.625%, 10/19/20..................................       5,000    5,003,235
         5.700%, 01/24/22..................................      21,571   23,236,594
         3.228%, 06/22/22.................................. CAD   4,130    3,159,973
         3.300%, 01/11/23..................................         563      569,121
Bank of Montreal
         1.900%, 08/27/21..................................      32,954   32,440,425
Bank of New York Mellon Corp. (The)
         5.450%, 05/15/19..................................         809      809,836
         2.150%, 02/24/20..................................      15,585   15,528,895
Bank of Nova Scotia (The)
         2.350%, 10/21/20..................................       1,315    1,309,099
         2.450%, 03/22/21..................................      37,679   37,529,431
         2.700%, 03/07/22..................................       3,605    3,601,371
Barclays P.L.C.
         2.750%, 11/08/19..................................      25,424   25,375,923
         1.500%, 04/01/22.................................. EUR   1,764    2,045,116
Barclays PLC
         3.200%, 08/10/21..................................      12,000   11,983,284
BAT International Finance P.L.C.
(OMEGA)  3.250%, 06/07/22..................................       7,350    7,359,341
         2.375%, 01/19/23.................................. EUR  12,041   14,482,739
         0.875%, 10/13/23.................................. EUR   2,000    2,275,864
Baxalta, Inc.
#        2.875%, 06/23/20..................................       1,198    1,196,705
Bayer Capital Corp. BV
         1.250%, 11/13/23.................................. EUR  16,000   18,622,015
Bayer U.S. Finance II LLC
(OMEGA)  2.125%, 07/15/19..................................       2,236    2,230,281
Bayer U.S. Finance LLC
(OMEGA)  2.375%, 10/08/19..................................       5,616    5,597,705
BB&T Corp.
         2.050%, 05/10/21..................................       3,500    3,449,696
Beam Suntory, Inc.
         3.250%, 06/15/23..................................      10,000    9,911,895
Berkshire Hathaway, Inc.
         2.200%, 03/15/21..................................       8,295    8,258,181
BHP Billiton Finance, Ltd.
         2.250%, 09/25/20.................................. EUR   3,850    4,462,004
Biogen, Inc.
         2.900%, 09/15/20..................................      19,046   19,040,235
         3.625%, 09/15/22..................................       6,426    6,545,319
BlackRock, Inc.
         4.250%, 05/24/21..................................       2,850    2,944,100
BMW Finance NV
         0.375%, 07/10/23.................................. EUR   3,000    3,380,421

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
         0.625%, 10/06/23.................................. EUR   8,925  $10,147,166
BMW US Capital LLC
         0.625%, 04/20/22.................................. EUR   2,000    2,280,748
BNG Bank NV
         4.375%, 02/16/21..................................      11,000   11,370,084
         1.625%, 04/19/21..................................      46,168   45,468,647
(OMEGA)  2.375%, 02/01/22..................................      29,000   28,992,924
         2.375%, 02/01/22..................................      41,400   41,389,898
         2.500%, 01/23/23..................................      10,000   10,032,040
         0.050%, 07/11/23.................................. EUR   4,000    4,523,101
BNP Paribas SA
         2.875%, 10/24/22.................................. EUR   5,000    6,156,662
         1.125%, 11/22/23.................................. EUR  12,000   13,817,895
Booking Holdings, Inc.
         0.800%, 03/10/22.................................. EUR   7,866    9,009,071
BP Capital Markets America, Inc.
         2.112%, 09/16/21..................................       1,000      989,157
BP Capital Markets P.L.C.
         2.315%, 02/13/20..................................      13,156   13,115,339
#        2.500%, 11/06/22..................................       2,000    1,984,975
         1.109%, 02/16/23.................................. EUR   5,000    5,821,976
         1.117%, 01/25/24.................................. EUR   2,650    3,093,126
BPCE SA
         2.250%, 01/27/20..................................      11,575   11,528,700
         2.750%, 12/02/21..................................       1,000      997,474
         1.125%, 12/14/22.................................. EUR   2,500    2,912,399
         1.125%, 01/18/23.................................. EUR   1,600    1,840,929
         0.625%, 09/26/23.................................. EUR  10,000   11,383,606
British Telecommunications P.L.C.
         0.500%, 06/23/22.................................. EUR   1,600    1,807,313
         1.125%, 03/10/23.................................. EUR   8,850   10,214,064
         0.875%, 09/26/23.................................. EUR  13,000   14,814,479
Broadcom Corp. / Broadcom Cayman Finance Ltd.
#        2.375%, 01/15/20..................................       1,000      995,683
         3.000%, 01/15/22..................................       9,465    9,410,282
Caisse d'Amortissement de la Dette Sociale
         2.000%, 04/17/20..................................      17,000   16,923,670
         2.000%, 03/22/21..................................      25,435   25,229,587
         0.125%, 11/25/22.................................. EUR  26,900   30,581,080
Canada Housing Trust No. 1
(OMEGA)  1.750%, 06/15/22.................................. CAD  20,000   14,922,445
Canadian Imperial Bank of Commerce
         0.750%, 03/22/23.................................. EUR  23,000   26,406,392
Canadian Natural Resources, Ltd.
         2.950%, 01/15/23..................................      12,000   11,907,383
Canadian Pacific Railway Co.
         7.250%, 05/15/19..................................       2,033    2,036,199

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
Capital One Bank USA NA
          2.300%, 06/05/19.................................................      1,968  $ 1,967,896
CBS Corp.
          3.375%, 03/01/22.................................................      5,000    5,061,892
Celgene Corp.
          3.550%, 08/15/22.................................................      9,995   10,186,076
Chevron Corp.
          1.961%, 03/03/20.................................................        358      356,051
          1.991%, 03/03/20.................................................      1,500    1,492,821
          2.419%, 11/17/20.................................................     13,651   13,633,175
          2.100%, 05/16/21.................................................     25,500   25,277,756
          2.498%, 03/03/22.................................................     10,030    9,996,560
Chubb INA Holdings, Inc.
          2.300%, 11/03/20.................................................      7,229    7,193,140
          2.875%, 11/03/22.................................................      3,000    3,021,377
Church & Dwight Co., Inc.
          2.875%, 10/01/22.................................................      7,000    7,014,260
Cisco Systems, Inc.
          2.450%, 06/15/20.................................................        895      894,434
          2.200%, 02/28/21.................................................     57,736   57,400,814
          1.850%, 09/20/21.................................................     20,960   20,627,453
Citigroup, Inc.
          0.750%, 10/26/23................................................. EUR 14,478   16,502,961
Citizens Bank N.A.
#         2.450%, 12/04/19.................................................      2,175    2,171,369
Citizens Bank NA
#         2.650%, 05/26/22.................................................      8,635    8,557,666
CNA Financial Corp.
          5.875%, 08/15/20.................................................      1,000    1,038,462
Coca-Cola Co. (The)
#         1.875%, 10/27/20.................................................     16,673   16,534,582
#         3.150%, 11/15/20.................................................      1,020    1,030,647
          1.550%, 09/01/21.................................................      2,500    2,448,801
          3.300%, 09/01/21.................................................     14,000   14,271,151
#         2.200%, 05/25/22.................................................     20,425   20,220,635
Coca-Cola European Partners P.L.C.
          2.625%, 11/06/23................................................. EUR  4,620    5,729,769
Coca-Cola European Partners US LLC
          3.500%, 09/15/20.................................................      4,591    4,626,987
Comcast Corp.
#         3.125%, 07/15/22.................................................      5,725    5,802,561
Comerica, Inc.
          2.125%, 05/23/19.................................................      2,057    2,056,337
Commonwealth Bank of Australia
          2.300%, 09/06/19.................................................     24,025   23,997,912
(OMEGA)   2.250%, 03/10/20.................................................      5,000    4,982,008
          2.400%, 11/02/20.................................................     10,000    9,960,308
          2.900%, 07/12/21................................................. AUD  5,000    3,598,986
#(OMEGA)  2.000%, 09/06/21.................................................      5,000    4,905,876
          3.250%, 01/17/22................................................. AUD  5,000    3,642,936
(OMEGA)   2.750%, 03/10/22.................................................     11,500   11,490,726
          3.250%, 03/31/22................................................. AUD  3,200    2,335,691

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
Conagra Brands, Inc.
          3.200%, 01/25/23.................................................        939  $   944,755
Constellation Brands, Inc.
          2.700%, 05/09/22.................................................      4,935    4,903,549
#         3.200%, 02/15/23.................................................      5,191    5,218,466
Cooperatieve Rabobank UA
          2.500%, 01/19/21.................................................     15,935   15,875,427
          0.125%, 10/11/21................................................. EUR  2,750    3,103,577
          2.750%, 01/10/22.................................................      5,928    5,918,293
          4.000%, 01/11/22................................................. EUR  2,500    3,112,750
          3.875%, 02/08/22.................................................     17,836   18,352,432
          4.750%, 06/06/22................................................. EUR  3,000    3,863,496
          0.500%, 12/06/22................................................. EUR  3,496    4,009,643
Corning, Inc.
          4.250%, 08/15/20.................................................      2,850    2,904,074
Costco Wholesale Corp.
          1.700%, 12/15/19.................................................          2        1,989
Cox Communications, Inc.
(OMEGA)   3.250%, 12/15/22.................................................        770      775,244
CPPIB Capital, Inc.
(OMEGA)   1.250%, 09/20/19.................................................     13,895   13,825,636
#(OMEGA)  2.250%, 01/25/22.................................................     25,400   25,263,546
          2.250%, 01/25/22.................................................     36,750   36,552,572
Credit Agricole SA
          0.750%, 12/05/23................................................. EUR  2,000    2,293,915
Credit Suisse AG
          2.300%, 05/28/19.................................................      9,827    9,824,936
Credit Suisse Group Funding Guernsey, Ltd.
          1.250%, 04/14/22................................................. EUR 10,220   11,814,779
CVS Health Corp.
          2.250%, 08/12/19.................................................      4,770    4,762,171
          2.750%, 12/01/22.................................................      2,120    2,090,613
Daimler AG
          1.400%, 01/12/24................................................. EUR  1,355    1,595,444
Daimler Finance North America LLC
(OMEGA)   2.250%, 03/02/20.................................................      9,750    9,707,248
#(OMEGA)  2.850%, 01/06/22.................................................      3,000    2,993,193
Daiwa Securities Group, Inc.
(OMEGA)   3.129%, 04/19/22.................................................     11,000   11,008,130
Danone SA
#(OMEGA)  2.077%, 11/02/21.................................................      5,000    4,912,974
Danske Bank A.S.
(OMEGA)   2.750%, 09/17/20.................................................     15,822   15,676,408
Denmark Government Bond
          1.500%, 11/15/23................................................. DKK 45,000    7,349,759
Deutsche Bank AG
          3.125%, 01/13/21.................................................      4,900    4,825,489
          2.375%, 01/11/23................................................. EUR  7,600    8,785,626
Deutsche Telekom International Finance BV
          6.000%, 07/08/19.................................................      3,099    3,116,137
(OMEGA)   1.950%, 09/19/21.................................................      2,535    2,480,525

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
Dexia Credit Local SA
          0.625%, 01/21/22................................................. EUR    750  $   858,152
          0.250%, 06/02/22................................................. EUR  8,000    9,062,434
          0.750%, 01/25/23................................................. EUR  1,200    1,385,323
Discovery Communications LLC
          2.750%, 11/15/19.................................................      9,864    9,840,898
          3.300%, 05/15/22.................................................      6,000    6,053,988
          3.500%, 06/15/22.................................................     10,000   10,124,596
          3.250%, 04/01/23.................................................      1,489    1,488,534
Dollar General Corp.
          3.250%, 04/15/23.................................................      8,009    8,053,934
Dominion Energy Gas
          Holdings LLC
          2.800%, 11/15/20.................................................      5,000    5,005,891
Dow Chemical Co. (The)
          4.250%, 11/15/20.................................................      7,657    7,798,865
          3.000%, 11/15/22.................................................      9,897    9,908,876
DTE Energy Co.
          2.400%, 12/01/19.................................................     18,342   18,299,419
Duke Energy Corp.
          5.050%, 09/15/19.................................................        586      590,407
DXC Technology Co.
          4.450%, 09/18/22.................................................      1,250    1,301,976
E*TRADE Financial Corp.
          2.950%, 08/24/22.................................................      4,060    4,054,560
Eastman Chemical Co.
          2.700%, 01/15/20.................................................      1,166    1,165,137
Eaton Corp.
          2.750%, 11/02/22.................................................      1,285    1,283,655
eBay, Inc.
          2.200%, 08/01/19.................................................      4,184    4,177,780
          3.800%, 03/09/22.................................................      1,636    1,678,453
Electricite de France SA
#(OMEGA)  2.350%, 10/13/20.................................................      1,500    1,491,093
          2.750%, 03/10/23................................................. EUR 11,700   14,484,078
Electronic Arts, Inc.
          3.700%, 03/01/21.................................................     11,879   12,059,407
EMD Finance LLC
(OMEGA)   2.400%, 03/19/20.................................................      1,755    1,747,721
Enbridge, Inc.
#         2.900%, 07/15/22.................................................     18,189   18,148,009
          3.190%, 12/05/22................................................. CAD  5,000    3,818,877
Enel Finance International NV
#(OMEGA)  2.875%, 05/25/22.................................................      2,200    2,174,374
          5.000%, 09/14/22................................................. EUR  2,000    2,623,321
Energy Transfer L.P.
          4.650%, 06/01/21.................................................      1,180    1,220,624
Energy Transfer Partners L.P.
#         3.600%, 02/01/23.................................................      2,000    2,009,179
Eni SpA
          1.750%, 01/18/24................................................. EUR  3,406    4,097,314
Enterprise Products Operating LLC
#         5.250%, 01/31/20.................................................      1,788    1,817,409

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
         3.350%, 03/15/23.................................................      6,000  $ 6,079,345
EQT Corp.
         4.875%, 11/15/21.................................................      3,500    3,644,009
Equifax, Inc.
         3.950%, 06/15/23.................................................     10,000   10,268,752
Equinor ASA
         2.250%, 11/08/19.................................................      4,000    3,989,107
         2.900%, 11/08/20.................................................      2,780    2,793,306
         3.150%, 01/23/22.................................................      2,692    2,731,729
ERAC USA Finance LLC
(OMEGA)  2.350%, 10/15/19.................................................         77       76,855
European Financial Stability Facility
         0.000%, 11/17/22................................................. EUR 47,387   53,641,130
         0.500%, 01/20/23................................................. EUR 31,000   35,745,531
European Investment Bank
         1.250%, 12/16/19.................................................     10,000    9,925,807
         1.625%, 03/16/20.................................................     10,000    9,924,957
         1.375%, 06/15/20.................................................      6,000    5,931,491
         2.875%, 09/15/20.................................................      9,000    9,052,983
         1.625%, 12/15/20.................................................      8,000    7,905,292
         2.000%, 03/15/21.................................................      5,000    4,967,897
         1.625%, 06/15/21.................................................     10,000    9,852,920
         1.375%, 09/15/21.................................................     48,000   46,947,079
European Stability Mechanism
         0.000%, 10/18/22................................................. EUR 14,800   16,757,253
         0.100%, 07/31/23................................................. EUR  7,000    7,949,046
Eversource Energy
         2.500%, 03/15/21.................................................      5,500    5,471,414
Exelon Corp.
         2.850%, 06/15/20.................................................      1,399    1,399,363
         2.450%, 04/15/21.................................................        447      442,617
Exelon Generation Co. LLC
#        2.950%, 01/15/20.................................................      7,064    7,066,493
         3.400%, 03/15/22.................................................      1,600    1,623,596
Export Development Canada
#        1.375%, 10/21/21.................................................     12,800   12,494,522
Express Scripts Holding Co.
         2.250%, 06/15/19.................................................      9,876    9,868,212
         3.900%, 02/15/22.................................................      1,000    1,024,397
Exxon Mobil Corp.
         2.222%, 03/01/21.................................................     46,895   46,727,315
         2.397%, 03/06/22.................................................      1,035    1,033,182
FedEx Corp.
#        2.300%, 02/01/20.................................................      3,741    3,726,930
         1.000%, 01/11/23................................................. EUR 19,955   22,993,361
Fidelity National Information Services, Inc.
         3.625%, 10/15/20.................................................      6,415    6,474,039
         2.250%, 08/15/21.................................................      3,094    3,058,811
Fluor Corp.
         1.750%, 03/21/23................................................. EUR  3,671    4,318,250
FMS Wertmanagement
         2.250%, 02/03/20.................................................     12,600   12,580,974
         1.375%, 06/08/21.................................................     10,000    9,799,310

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
Fortune Brands Home & Security, Inc.
          3.000%, 06/15/20.................................................      6,500  $ 6,512,802
French Republic Government Bond OAT
          2.250%, 10/25/22................................................. EUR 20,800   25,517,066
          1.750%, 05/25/23................................................. EUR 30,000   36,563,685
GATX Corp.
          4.750%, 06/15/22.................................................     12,125   12,575,343
GE Capital European Funding Un, Ltd. Co.
          4.350%, 11/03/21................................................. EUR  2,463    3,039,327
          0.800%, 01/21/22................................................. EUR  1,750    1,990,327
General Mills, Inc.
          1.000%, 04/27/23................................................. EUR  5,922    6,838,227
General Motors Financial Co., Inc.
          3.200%, 07/06/21.................................................     12,709   12,702,477
          3.450%, 01/14/22.................................................     14,123   14,223,526
Gilead Sciences, Inc.
          4.500%, 04/01/21.................................................      1,198    1,234,070
GlaxoSmithKline Capital P.L.C
          0.625%, 12/02/19................................................. EUR  5,749    6,478,130
GlaxoSmithKline Capital P.L.C.
          2.850%, 05/08/22.................................................      2,000    2,005,215
GlaxoSmithKline Capital, Inc.
          2.800%, 03/18/23.................................................      5,700    5,689,345
Goldman Sachs Group, Inc. (The)
          2.550%, 10/23/19.................................................      1,955    1,954,021
#         2.750%, 09/15/20.................................................     10,000   10,001,737
          2.625%, 04/25/21.................................................        502      500,533
          5.750%, 01/24/22.................................................      5,000    5,363,310
          3.250%, 02/01/23................................................. EUR  6,360    7,853,701
Harley-Davidson Financial Services, Inc.
#(OMEGA)  2.150%, 02/26/20.................................................     21,047   20,894,444
(OMEGA)   2.550%, 06/09/22.................................................     11,012   10,773,238
Harris Corp.
          2.700%, 04/27/20.................................................      4,247    4,240,458
Hartford Financial Services Group, Inc. (The)
#         5.500%, 03/30/20.................................................      4,600    4,708,803
Hewlett Packard Enterprise Co.
          3.600%, 10/15/20.................................................     10,000   10,094,053
HP, Inc.
          4.300%, 06/01/21.................................................      1,000    1,027,735
HSBC USA, Inc.
          2.375%, 11/13/19.................................................      1,683    1,679,920
#         2.350%, 03/05/20.................................................      5,500    5,484,572
Humana, Inc.
          2.625%, 10/01/19.................................................      3,845    3,840,775

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19.................................................      6,662  $ 6,708,943
Iberdrola International BV
         1.750%, 09/17/23................................................. EUR    500      600,927
ING Bank NV
(OMEGA)  2.750%, 03/22/21.................................................      6,000    5,991,349
ING Groep NV
         1.000%, 09/20/23................................................. EUR  4,200    4,819,625
Integrys Holding, Inc.
         4.170%, 11/01/20.................................................      1,000    1,013,252
Intel Corp.
         3.300%, 10/01/21.................................................      2,460    2,503,871
Inter-American Development Bank
         1.875%, 06/16/20.................................................      7,000    6,958,015
         2.125%, 11/09/20.................................................     20,000   19,929,003
         2.125%, 01/18/22.................................................     10,000    9,946,444
International Bank for Reconstruction & Development
         1.875%, 10/07/19.................................................     15,000   14,958,490
         1.375%, 05/24/21.................................................      5,000    4,904,049
         2.250%, 06/24/21.................................................      6,000    5,988,829
International Business Machines Corp.
         1.875%, 11/06/20................................................. EUR  3,000    3,468,542
         2.250%, 02/19/21.................................................      4,000    3,970,688
         2.500%, 01/27/22.................................................      5,000    4,966,622
         1.250%, 05/26/23................................................. EUR  4,000    4,691,853
International Finance Corp.
         1.750%, 09/16/19.................................................      3,600    3,588,837
Ireland Government Bond
         3.400%, 03/18/24................................................. EUR 15,000   19,746,406
John Deere Capital Corp.
         2.050%, 03/10/20.................................................     10,620   10,567,949
Johnson & Johnson
         1.650%, 03/01/21.................................................      9,000    8,862,244
         2.250%, 03/03/22.................................................      5,000    4,975,265
Johnson Controls International P.L.C.
         1.000%, 09/15/23................................................. EUR 12,014   13,704,225
JPMorgan Chase & Co.
         2.550%, 10/29/20.................................................     11,000   10,977,890
         4.350%, 08/15/21.................................................      4,994    5,167,915
         0.625%, 01/25/24................................................. EUR  4,800    5,444,997
Kellogg Co.
         0.800%, 11/17/22................................................. EUR  3,270    3,742,212
Keurig Dr Pepper, Inc.
         3.200%, 11/15/21.................................................      5,000    5,003,616
         2.700%, 11/15/22.................................................      2,000    1,967,714
Keurig Dr. Pepper, Inc.
         2.000%, 01/15/20.................................................        747      742,115
KeyCorp
         2.900%, 09/15/20.................................................     11,259   11,294,492

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
#        5.100%, 03/24/21.................................................       8,008 $ 8,352,293
Kommunalbanken A.S
         1.750%, 05/28/19.................................................      17,884  17,873,878
         1.625%, 02/10/21.................................................      15,000  14,794,380
         2.250%, 01/25/22.................................................      30,000  29,869,860
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)      2.724%, 09/08/21.................................................      10,000  10,020,700
Kommunekredit
         0.000%, 09/08/22................................................. EUR   1,750   1,974,126
Kommuninvest I Sverige AB
         2.000%, 11/12/19.................................................       9,471   9,444,102
         1.000%, 09/15/21................................................. SEK 360,000  38,787,047
         0.250%, 06/01/22................................................. SEK 903,000  95,718,200
         0.750%, 02/22/23................................................. SEK 150,000  16,130,534
Kraft Heinz Foods Co.
         3.500%, 06/06/22.................................................       5,000   5,060,701
#        4.000%, 06/15/23.................................................      19,000  19,536,481
Kreditanstalt fuer Wiederaufbau
         1.500%, 04/20/20.................................................      30,500  30,224,146
#        2.125%, 03/07/22.................................................      20,000  19,891,699
         0.000%, 12/15/22................................................. EUR  40,228  45,589,444
         0.125%, 06/07/23................................................. EUR   5,000   5,693,491
         2.125%, 08/15/23................................................. EUR  12,000  14,826,878
         0.000%, 09/15/23................................................. EUR  10,000  11,323,522
Kroger Co. (The)
         2.950%, 11/01/21.................................................       1,386   1,389,714
         3.400%, 04/15/22.................................................      10,000  10,135,572
Laboratory Corp. of America Holdings
         2.625%, 02/01/20.................................................       7,623   7,607,891
Lam Research Corp.
         2.750%, 03/15/20.................................................       8,942   8,937,037
Landeskreditbank Baden-Wuerttemberg Foerderbank
         1.375%, 07/21/21.................................................       5,000   4,893,050
Landeskreditbank Baden-Wuerttemberg Foerderbank, FRN
(r)      2.729%, 09/27/21.................................................       1,000   1,002,490
Landwirtschaftliche Rentenbank
         1.375%, 10/23/19.................................................      15,000  14,921,985
Legg Mason, Inc.
         2.700%, 07/15/19.................................................       9,258   9,255,231
Liberty Mutual Group, Inc.
(OMEGA)  5.000%, 06/01/21.................................................       2,500   2,593,561
(OMEGA)  4.950%, 05/01/22.................................................       1,200   1,260,498
Lincoln National Corp.
         6.250%, 02/15/20.................................................       3,215   3,298,569

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
         4.850%, 06/24/21.................................................      1,270  $ 1,320,604
Lloyds Bank P.L.C.
         2.700%, 08/17/20.................................................      1,600    1,599,481
Lloyds Banking Group P.L.C.
#        3.100%, 07/06/21.................................................     10,250   10,277,544
         3.000%, 01/11/22.................................................     27,304   27,206,011
Lockheed Martin Corp.
         2.500%, 11/23/20.................................................      4,500    4,488,647
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20.................................................     28,367   28,234,764
         2.500%, 05/18/22.................................................      1,780    1,769,425
Marsh & McLennan Cos., Inc.
         2.350%, 03/06/20.................................................      1,000      996,434
         2.750%, 01/30/22.................................................      4,650    4,648,068
Mastercard, Inc.
         1.100%, 12/01/22................................................. EUR 15,162   17,562,016
McDonald's Corp.
         3.500%, 07/15/20.................................................      4,928    4,981,840
         1.000%, 11/15/23................................................. EUR 12,500   14,525,681
Medtronic, Inc.
         3.150%, 03/15/22.................................................      2,630    2,667,425
Merck & Co., Inc.
         1.850%, 02/10/20.................................................      2,450    2,437,585
Microsoft Corp.
         1.850%, 02/12/20.................................................     14,640   14,570,413
#        3.000%, 10/01/20.................................................      1,000    1,007,726
         2.000%, 11/03/20.................................................      9,993    9,927,095
#        1.550%, 08/08/21.................................................     10,978   10,754,229
         2.400%, 02/06/22.................................................     20,000   19,980,658
         2.375%, 02/12/22.................................................     11,883   11,850,258
Mitsubishi UFJ Financial Group, Inc.
         2.950%, 03/01/21.................................................      1,725    1,730,309
         0.680%, 01/26/23................................................. EUR 15,142   17,216,184
         0.980%, 10/09/23................................................. EUR  5,004    5,764,127
Mizuho Bank, Ltd.
(OMEGA)  2.700%, 10/20/20.................................................     13,642   13,618,248
Mizuho Financial Group, Inc.
(OMEGA)  2.632%, 04/12/21.................................................      5,000    4,980,130
         2.953%, 02/28/22.................................................        600      600,350
Molson Coors Brewing Co.
         2.100%, 07/15/21.................................................      3,000    2,947,903
Mondelez International Holdings Netherlands BV
(OMEGA)  2.000%, 10/28/21.................................................     13,012   12,710,720
Morgan Stanley
         5.375%, 08/10/20................................................. EUR  1,700    2,039,150
         3.125%, 08/05/21................................................. CAD  5,000    3,803,762
         1.000%, 12/02/22................................................. EUR    600      688,879
         1.875%, 03/30/23................................................. EUR  5,000    5,929,902
MUFG Bank, Ltd.
(OMEGA)  2.350%, 09/08/19.................................................      4,570    4,563,906
Municipality Finance P.L.C.
         1.500%, 03/23/20.................................................     10,000    9,910,600

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                   FACE
                                                                                  AMOUNT^   VALUE+
                                                                                  ------- -----------
                                                                                   (000)
            1.375%, 09/21/21.................................................      7,500  $ 7,316,783
            2.375%, 03/15/22.................................................     10,000    9,986,780
Mylan N.V.
            3.150%, 06/15/21.................................................      1,500    1,500,016
Mylan NV
#           3.750%, 12/15/20.................................................      4,065    4,104,028
National Australia Bank, Ltd.
            2.625%, 01/14/21.................................................      1,500    1,497,068
            3.000%, 05/12/21................................................. AUD  6,000    4,321,266
            1.875%, 07/12/21.................................................      5,500    5,400,231
            2.800%, 01/10/22.................................................     24,500   24,506,472
            2.500%, 05/22/22.................................................     42,800   42,408,095
            0.350%, 09/07/22................................................. EUR  7,800    8,836,179
National Bank of Canada, FRN
(r)(OMEGA)  3.013%, 03/21/21.................................................      5,000    5,004,868
National Grid North America, Inc.
            0.750%, 08/08/23................................................. EUR 25,400   29,001,536
Nederlandse Waterschapsbank NV
            1.625%, 03/04/20.................................................     30,000   29,780,520
            1.875%, 04/14/22.................................................      5,000    4,925,690
Nestle Holdings, Inc.
            1.875%, 03/09/21.................................................     10,000    9,885,700
NetApp, Inc.
            3.375%, 06/15/21.................................................      8,650    8,723,064
Newell Brands, Inc.
            4.000%, 06/15/22.................................................     12,950   12,915,632
Newmont Goldcorp Corp.
(OMEGA)     3.625%, 06/09/21.................................................      4,927    4,967,210
NextEra Energy Capital Holdings, Inc.
#           2.400%, 09/15/19.................................................      9,378    9,364,281
Nissan Motor Acceptance Corp.
(OMEGA)     2.550%, 03/08/21.................................................     16,249   16,041,013
Noble Energy, Inc.
            4.150%, 12/15/21.................................................      4,000    4,098,025
Nordea Bank AB
            1.000%, 02/22/23................................................. EUR  3,000    3,476,012
Nordea Bank Abp
(OMEGA)     2.500%, 09/17/20.................................................      6,000    5,976,266
Nordic Investment Bank
#           1.875%, 06/14/19.................................................      9,471    9,464,181
            2.125%, 02/01/22.................................................     12,160   12,082,319
Nordstrom, Inc.
            4.750%, 05/01/20.................................................     13,135   13,371,431
Norfolk Southern Corp.
#           3.000%, 04/01/22.................................................      1,352    1,359,399
NRW Bank
            0.125%, 07/07/23................................................. EUR  4,000    4,533,070
Occidental Petroleum Corp.
            4.100%, 02/01/21.................................................        542      551,551

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
Omnicom Group, Inc. / Omnicom Capital, Inc.
         4.450%, 08/15/20.................................................        550  $   561,720
         3.625%, 05/01/22.................................................      1,595    1,627,074
OP Corporate Bank P.L.C.
         0.375%, 10/11/22................................................. EUR    325      368,689
Oracle Corp.
         2.800%, 07/08/21.................................................      6,536    6,564,839
         1.900%, 09/15/21.................................................     97,577   95,958,823
         2.500%, 05/15/22.................................................      5,000    4,975,050
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)  3.050%, 01/09/20.................................................        828      827,589
(OMEGA)  3.375%, 02/01/22.................................................     15,000   15,079,226
(OMEGA)  4.250%, 01/17/23.................................................      9,025    9,331,523
Pernod Ricard SA
(OMEGA)  5.750%, 04/07/21.................................................        620      652,330
(OMEGA)  4.450%, 01/15/22.................................................     18,077   18,733,224
Pfizer, Inc.
#        1.950%, 06/03/21.................................................     27,847   27,575,447
         2.200%, 12/15/21.................................................     15,000   14,878,837
         0.250%, 03/06/22................................................. EUR 11,200   12,687,571
Philip Morris International, Inc.
         1.750%, 03/19/20................................................. EUR  5,758    6,562,895
Phillips 66 Partners L.P.
         2.646%, 02/15/20.................................................      6,873    6,854,765
PNC Bank NA
         2.400%, 10/18/19.................................................      7,500    7,493,993
         2.300%, 06/01/20.................................................        200      199,332
         2.600%, 07/21/20.................................................      4,800    4,798,915
PPL Capital Funding, Inc.
         3.400%, 06/01/23.................................................      3,000    3,023,550
Praxair, Inc.
         1.200%, 02/12/24................................................. EUR  1,580    1,863,204
Procter & Gamble Co. (The)
         1.850%, 02/02/21.................................................      8,670    8,566,641
Progress Energy, Inc.
         4.875%, 12/01/19.................................................      4,672    4,725,645
Progressive Corp. (The)
         3.750%, 08/23/21.................................................        706      718,381
Province of Alberta Canada
         1.750%, 08/26/20.................................................     15,000   14,857,890
         1.350%, 09/01/21................................................. CAD 20,000   14,778,234
Province of Manitoba Canada
         2.050%, 11/30/20.................................................      3,800    3,773,029
         2.125%, 05/04/22.................................................     10,000    9,884,977
         2.100%, 09/06/22.................................................     20,000   19,728,083
Province of Ontario Canada
#        4.400%, 04/14/20.................................................     28,000   28,480,176
         1.875%, 05/21/20.................................................     15,000   14,907,282
         2.500%, 09/10/21.................................................     59,530   59,566,848
         1.350%, 03/08/22................................................. CAD 20,000   14,732,701
#        2.250%, 05/18/22.................................................      5,000    4,971,093
         3.150%, 06/02/22................................................. CAD 19,000   14,730,567

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
Province of Quebec Canada
         3.500%, 07/29/20.................................................     49,193  $49,812,079
         4.500%, 12/01/20................................................. CAD  5,000    3,892,588
#        2.750%, 08/25/21.................................................     10,000   10,071,296
         2.375%, 01/31/22.................................................     40,718   40,669,283
Prudential Financial, Inc.
         2.350%, 08/15/19.................................................      6,000    5,993,709
         5.375%, 06/21/20.................................................      1,700    1,751,698
#        4.500%, 11/15/20.................................................      7,000    7,196,645
PSEG Power LLC
         5.125%, 04/15/20.................................................     11,108   11,341,567
Puget Energy, Inc.
#        6.500%, 12/15/20.................................................      1,363    1,435,333
QUALCOMM, Inc.
         2.250%, 05/20/20.................................................      6,278    6,252,365
         3.000%, 05/20/22.................................................      2,425    2,441,875
#        2.600%, 01/30/23.................................................     10,000    9,911,024
Regions Financial Corp.
#        3.200%, 02/08/21.................................................     10,500   10,573,805
         2.750%, 08/14/22.................................................      6,401    6,367,283
Republic of Austria
(OMEGA)  0.000%, 09/20/22................................................. EUR  4,000    4,550,872
Republic Services, Inc.
         3.550%, 06/01/22.................................................      2,000    2,041,150
Roper Technologies, Inc.
         2.800%, 12/15/21.................................................      1,000      997,405
Royal Bank of Canada
         2.125%, 03/02/20.................................................     17,338   17,262,168
         2.150%, 03/06/20.................................................        665      662,777
         2.350%, 10/30/20.................................................      7,428    7,395,150
         2.500%, 01/19/21.................................................     12,750   12,738,263
         2.750%, 02/01/22.................................................     24,000   24,063,840
         1.968%, 03/02/22................................................. CAD 10,000    7,428,230
Ryder System, Inc.
         2.650%, 03/02/20.................................................      7,000    6,987,231
         3.400%, 03/01/23.................................................     12,680   12,813,097
Sanofi
         0.500%, 03/21/23................................................. EUR  8,000    9,157,922
Santander Holdings USA, Inc.
         2.650%, 04/17/20.................................................      3,000    2,992,286
         3.400%, 01/18/23.................................................     18,560   18,572,645
Santander UK Group Holdings P.L.C.
         3.125%, 01/08/21.................................................     15,000   14,995,335
         2.875%, 08/05/21.................................................      1,000      994,426
Santander UK P.L.C.
         2.375%, 03/16/20.................................................      2,824    2,814,475
Sempra Energy
         2.850%, 11/15/20.................................................      5,400    5,393,702
Shell International Finance BV
         2.125%, 05/11/20.................................................     17,155   17,071,048
#        2.250%, 11/10/20.................................................     18,999   18,937,521
         1.875%, 05/10/21.................................................     32,626   32,179,600
         1.750%, 09/12/21.................................................     27,855   27,290,745

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
Sherwin-Williams Co. (The)
          2.750%, 06/01/22.................................................      7,000  $ 6,954,751
Siemens Financieringsmaatschappij NV
(OMEGA)   1.700%, 09/15/21.................................................      3,020    2,947,768
Skandinaviska Enskilda Banken AB
          1.250%, 08/05/22................................................. GBP  2,000    2,579,782
Sky, Ltd.
          1.875%, 11/24/23................................................. EUR 12,700   15,305,900
Societe Generale SA
(OMEGA)   2.625%, 09/16/20.................................................     17,000   16,966,658
(OMEGA)   2.500%, 04/08/21.................................................      4,200    4,161,171
#(OMEGA)  3.250%, 01/12/22.................................................      2,000    2,008,168
Solvay Finance America LLC
(OMEGA)   3.400%, 12/03/20.................................................     10,000   10,055,589
Southern Co. (The)
#         2.750%, 06/15/20.................................................      9,683    9,677,108
Southern Power Co.
          1.000%, 06/20/22................................................. EUR 14,310   16,513,904
Southwest Airlines Co.
          2.750%, 11/06/19.................................................     17,072   17,069,003
#         2.650%, 11/05/20.................................................      4,500    4,492,851
Spain Government Bond
(OMEGA)   5.400%, 01/31/23................................................. EUR 17,000   23,020,605
(OMEGA)   4.800%, 01/31/24................................................. EUR  3,500    4,806,719
Starbucks Corp.
#         2.100%, 02/04/21.................................................      1,770    1,751,586
State of North Rhine-Westphalia Germany
          1.625%, 01/22/20.................................................      3,950    3,924,499
          0.200%, 04/17/23................................................. EUR  9,000   10,239,674
State Street Corp.
#         2.550%, 08/18/20.................................................     10,138   10,131,351
Stryker Corp.
          2.625%, 03/15/21.................................................      6,121    6,103,639
Sumitomo Mitsui Financial Group, Inc.
          2.934%, 03/09/21.................................................      4,000    4,021,228
          2.058%, 07/14/21.................................................     10,000    9,839,018
          2.784%, 07/12/22.................................................      1,150    1,147,506
          0.819%, 07/23/23................................................. EUR  8,946   10,245,272
Sunoco Logistics Partners Operations L.P.
          3.450%, 01/15/23.................................................      9,515    9,531,176
SunTrust Banks, Inc.
          2.500%, 05/01/19.................................................      3,555    3,555,000
#         2.900%, 03/03/21.................................................     14,765   14,808,040
Svensk Exportkredit AB
          1.750%, 08/28/20.................................................      6,000    5,945,026
          2.375%, 03/09/22.................................................     10,000    9,997,100
Svenska Handelsbanken AB
          2.400%, 10/01/20.................................................      3,720    3,702,713

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                          --------- ------------
                                                                            (000)
#   2.450%, 03/30/21.................................................         1,930 $  1,918,975
    0.250%, 02/28/22................................................. EUR    13,000   14,695,442
    2.625%, 08/23/22................................................. EUR     3,000    3,650,271
Swedbank AB
    0.300%, 09/06/22................................................. EUR    12,020   13,482,070
    0.250%, 11/07/22................................................. EUR     1,200    1,342,844
    0.400%, 08/29/23................................................. EUR       250      279,681
Sweden Government Bond
    3.500%, 06/01/22................................................. SEK 1,085,000  128,182,437
Sysco Corp.
#   2.600%, 10/01/20.................................................        16,190   16,164,753
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.................................................            74       75,246
Telefonica Emisiones SA
    3.987%, 01/23/23................................................. EUR     7,800    9,955,329
Telefonica Emisiones SAU
    5.134%, 04/27/20.................................................        10,180   10,402,759
Temasek Financial I, Ltd.
    0.500%, 03/01/22................................................. EUR     2,700    3,072,626
Toronto-Dominion Bank (The)
#   2.125%, 07/02/19.................................................        31,297   31,272,588
    2.500%, 12/14/20.................................................        20,000   19,961,962
    2.125%, 04/07/21.................................................        18,138   17,968,815
#   1.800%, 07/13/21.................................................        18,605   18,256,860
    1.994%, 03/23/22................................................. CAD    15,000   11,158,692
Total Capital International SA
    2.100%, 06/19/19.................................................         2,983    2,980,826
    2.750%, 06/19/21.................................................         6,000    6,021,849
    2.875%, 02/17/22.................................................         7,000    7,042,329
    0.250%, 07/12/23................................................. EUR       500      567,712
Total Capital SA
    4.125%, 01/28/21.................................................        10,000   10,259,012
Total System Services, Inc.
    3.800%, 04/01/21.................................................         1,531    1,552,119
Toyota Credit Canada, Inc.
    2.050%, 05/20/20................................................. CAD     3,092    2,306,572
    2.020%, 02/28/22................................................. CAD    10,000    7,418,601
    2.350%, 07/18/22................................................. CAD    10,000    7,476,972
Toyota Motor Credit Corp.
    2.125%, 07/18/19.................................................         9,845    9,835,359
    4.500%, 06/17/20.................................................         9,300    9,515,780
    1.900%, 04/08/21.................................................        40,243   39,732,808
    2.750%, 05/17/21.................................................         8,500    8,529,062
    2.600%, 01/11/22.................................................         5,988    5,995,305
    3.300%, 01/12/22.................................................         1,484    1,510,891
    0.750%, 07/21/22................................................. EUR     2,080    2,387,277
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.................................................           300      296,218
Tupperware Brands Corp.
    4.750%, 06/01/21.................................................         5,000    5,139,355
TWDC Enterprises 18 Corp.
#   2.150%, 09/17/20.................................................         6,482    6,449,111
Tyson Foods, Inc.
#   2.650%, 08/15/19.................................................        10,967   10,971,536

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UBS AG Stamford CT
          2.375%, 08/14/19.................................................        663  $   662,559
          2.350%, 03/26/20.................................................      6,079    6,062,674
UBS Group Funding Switzerland AG
          1.750%, 11/16/22................................................. EUR  9,052   10,689,503
          2.125%, 03/04/24................................................. EUR  5,000    6,039,348
Unedic Asseo
          0.875%, 10/25/22................................................. EUR 27,300   31,751,155
Union Pacific Corp.
          2.750%, 04/15/23.................................................      4,189    4,167,952
United Parcel Service, Inc.
          0.375%, 11/15/23................................................. EUR  2,000    2,265,707
United Technologies Corp.
          1.250%, 05/22/23................................................. EUR  3,825    4,443,374
UnitedHealth Group, Inc.
          4.700%, 02/15/21.................................................      2,040    2,102,155
          2.375%, 10/15/22.................................................      9,000    8,882,441
Unum Group
          3.000%, 05/15/21.................................................      1,000    1,001,513
US Bank NA
#         2.125%, 10/28/19.................................................      1,932    1,926,741
USAA Capital Corp.
(OMEGA)   2.000%, 06/01/21.................................................      5,000    4,937,656
Verizon Communications, Inc.
          3.500%, 11/01/21.................................................        524      536,564
          2.946%, 03/15/22.................................................        800      805,493
#         3.125%, 03/16/22.................................................     13,808   13,960,097
          1.625%, 03/01/24................................................. EUR  5,000    5,991,029
Vodafone Group P.L.C.
#         4.375%, 03/16/21.................................................      4,525    4,665,073
          2.500%, 09/26/22.................................................      4,411    4,372,318
          1.750%, 08/25/23................................................. EUR  5,600    6,657,394
Volkswagen Financial Services AG
          1.375%, 10/16/23................................................. EUR 12,000   13,824,328
Volkswagen Group of America Finance LLC
(OMEGA)   2.125%, 05/23/19.................................................      1,310    1,309,498
(OMEGA)   2.400%, 05/22/20.................................................      5,911    5,878,317
(OMEGA)   4.000%, 11/12/21.................................................      3,000    3,063,746
Volkswagen International Finance NV
          0.875%, 01/16/23................................................. EUR  4,200    4,802,035
Walgreen Co.
          3.100%, 09/15/22.................................................      4,127    4,136,198
Walgreens Boots Alliance, Inc.
          3.300%, 11/18/21.................................................      4,000    4,034,352
Walt Disney Co.
(OMEGA)   5.650%, 08/15/20.................................................      4,210    4,370,402
#(OMEGA)  4.500%, 02/15/21.................................................      7,638    7,888,025
Warner Media LLC
          4.000%, 01/15/22.................................................      3,500    3,605,176
          1.950%, 09/15/23................................................. EUR  5,200    6,182,169

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^     VALUE+
                                                                               ------- --------------
                                                                                (000)
WEC Energy Group, Inc.
         2.450%, 06/15/20.................................................     14,176  $   14,133,357
Wells Fargo & Co.
         2.600%, 07/22/20.................................................      8,000       7,987,121
         2.550%, 12/07/20.................................................     15,000      14,957,894
         1.500%, 09/12/22................................................. EUR  2,700       3,155,856
         2.250%, 05/02/23................................................. EUR  5,700       6,877,907
Western Australian Treasury Corp.
         2.750%, 10/20/22................................................. AUD 27,000      19,756,933
Westpac Banking Corp.
         4.875%, 11/19/19.................................................      1,208       1,222,071
         2.600%, 11/23/20.................................................     29,052      28,999,220
         2.100%, 05/13/21.................................................      7,632       7,537,046
         2.800%, 01/11/22.................................................     15,512      15,521,749
         2.500%, 06/28/22.................................................      9,789       9,692,880
Whirlpool Corp.
         3.700%, 03/01/23.................................................      1,525       1,552,133
Williams Partners LP
         3.350%, 08/15/22.................................................      4,600       4,636,341
Wm Wrigley Jr Co.
(OMEGA)  2.900%, 10/21/19.................................................      1,484       1,484,506
Xcel Energy, Inc.
         2.400%, 03/15/21.................................................      4,070       4,042,202
Zimmer Biomet Holdings, Inc.
         2.700%, 04/01/20.................................................      4,632       4,622,917
Zoetis, Inc.
         3.450%, 11/13/20.................................................     12,400      12,510,131
         3.250%, 02/01/23.................................................      3,015       3,039,764
                                                                                       --------------
TOTAL BONDS...............................................................              5,720,567,748
                                                                                       --------------

                                                                            FACE
                                                                           AMOUNT^      VALUE+
                                                                          --------- --------------
                                                                            (000)
U.S. TREASURY OBLIGATIONS -- (1.9%)
U.S. Treasury Notes
      1.000%, 08/31/19.................................................      10,000 $    9,951,172
      1.250%, 08/31/19.................................................      12,000     11,949,843
      1.500%, 10/31/19.................................................       9,700      9,655,668
      1.000%, 11/30/19.................................................      60,000     59,503,125
      1.375%, 12/15/19.................................................      20,000     19,871,094
                                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS........................................                110,930,902
                                                                                    --------------
TOTAL INVESTMENT SECURITIES............................................              5,831,498,650
                                                                                    --------------
COMMERCIAL PAPER -- (0.3%)
      European Investment Bank 2.552%, 07/09/19........................      20,000     19,902,894

                                                                           SHARES
                                                                          ---------
SECURITIES LENDING COLLATERAL -- (1.4%)
@(S)  The DFA Short Term Investment Fund...............................   7,122,180     82,410,744
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,017,754,562)................................................             $5,933,812,288
                                                                                    ==============

As of April 30, 2019, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                        UNREALIZED
                                                                                         FOREIGN
                                                                                         EXCHANGE
                                                                           SETTLEMENT  APPRECIATION
CURRENCY PURCHASED         CURRENCY SOLD             COUNTERPARTY             DATE    (DEPRECIATION)
------------------     ---------------------- ---------------------------- ---------- --------------
USD          7,444,902 DKK         49,473,324 State Street Bank and Trust   05/03/19    $   11,666
USD         70,650,512 EUR         62,910,669 State Street Bank and Trust   05/03/19        89,870
USD         76,247,591 EUR         67,709,762 State Street Bank and Trust   05/03/19       304,283
USD        110,814,437 CAD        147,451,109 Citibank, N.A.                05/03/19       745,787
USD         70,459,354 EUR         62,722,469 State Street Bank and Trust   05/06/19        91,256
USD         72,855,734 SEK        674,023,363 State Street Bank and Trust   05/06/19     1,866,835
USD         76,250,460 EUR         67,715,834 State Street Bank and Trust   05/06/19       280,325
USD         11,288,269 EUR         10,000,000 State Street Bank and Trust   05/13/19        62,469
USD        135,126,025 EUR        119,478,246 State Street Bank and Trust   05/13/19     1,002,130
USD          2,619,728 GBP          2,000,047 Citibank, N.A.                05/14/19         9,995
USD          6,773,291 EUR          6,000,000 Citibank, N.A.                05/14/19        37,232
USD        142,887,318 EUR        126,575,406 State Street Bank and Trust   05/14/19       784,075
USD         80,837,535 SEK        747,353,436 UBS AG                        05/16/19     2,060,849
USD        148,995,690 EUR        131,967,782 Citibank, N.A.                05/16/19       813,071

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                                                    UNREALIZED
                                                                                                     FOREIGN
                                                                                                     EXCHANGE
                                                                                       SETTLEMENT  APPRECIATION
CURRENCY PURCHASED         CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
------------------     ---------------------- ---------------------------------------  ---------- --------------
USD        143,536,544 EUR        126,582,468 Bank of America Corp.                     05/17/19   $ 1,388,705
USD         69,038,220 SEK        636,839,457 State Street Bank and Trust               05/20/19     1,888,775
USD         67,862,428 SEK        625,178,070 Barclays Capital                          05/22/19     1,931,891
USD         59,628,142 EUR         52,877,945 Citibank, N.A.                            05/28/19       191,763
USD         47,914,436 AUD         67,618,062 State Street Bank and Trust               06/14/19       197,833
USD          7,468,861 DKK         49,430,047 HSBC Bank                                 06/27/19         4,342
USD        147,311,265 EUR        130,651,871 National Australia Bank Ltd.              06/27/19        70,613
                                                                                                   -----------
TOTAL APPRECIATION                                                                                 $13,833,765
DKK         49,473,324 USD          7,437,288 HSBC Bank                                 05/03/19   $    (4,052)
EUR        130,620,431 USD        146,586,166 National Australia Bank Ltd.              05/03/19       (82,217)
EUR          1,058,939 USD          1,189,247 Citibank, N.A.                            05/14/19          (401)
USD        145,946,906 EUR        129,961,256 State Street Bank and Trust               05/22/19       (56,985)
USD          5,499,214 EUR          4,907,456 State Street Bank and Trust               05/28/19       (16,912)
USD         19,357,784 EUR         17,275,508 State Street Bank and Trust               05/28/19       (60,400)
USD         21,347,857 EUR         19,000,000 State Street Bank and Trust               05/28/19        (8,707)
USD         27,649,401 EUR         24,775,205 UBS AG                                    05/28/19      (195,664)
                                                                                                   -----------
TOTAL (DEPRECIATION)                                                                               $  (425,338)
                                                                                                   -----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                     $13,408,427
                                                                                                   ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                            -----------------------------------------------
                            LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                            -------- -------------- -------- --------------
    Bonds..................       -- $5,720,567,748       -- $5,720,567,748
    U.S. Treasury
      Obligations..........       --    110,930,902       --    110,930,902
    Commercial Paper.......       --     19,902,894       --     19,902,894
    Securities Lending
      Collateral...........       --     82,410,744       --     82,410,744
    Forward Currency
      Contracts**..........       --     13,408,427       --     13,408,427
                            -------- -------------- -------- --------------
    TOTAL..................       -- $5,947,220,715       -- $5,947,220,715
                            ======== ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
AGENCY OBLIGATIONS -- (2.6%)
Federal Farm Credit Bank
          2.630%, 08/03/26......................................    3,173 $ 3,167,664
          5.770%, 01/05/27......................................    1,058   1,282,003
Federal Home Loan Bank
          3.250%, 06/09/28......................................      570     590,983
#         3.250%, 11/16/28......................................   10,300  10,751,247
Federal Home Loan Mortgage Corp.
          6.750%, 03/15/31......................................    4,000   5,568,954
          6.250%, 07/15/32......................................   11,000  15,173,592
Federal National Mortgage Association
          1.875%, 09/24/26......................................    2,700   2,580,394
          6.250%, 05/15/29......................................    2,275   2,965,752
          7.250%, 05/15/30......................................    1,000   1,424,241
          6.625%, 11/15/30......................................    2,000   2,755,599
Tennessee Valley Authority
          7.125%, 05/01/30......................................    2,000   2,783,272
                                                                          -----------
TOTAL AGENCY OBLIGATIONS........................................           49,043,701
                                                                          -----------
BONDS -- (90.7%)
3M Co.
          2.875%, 10/15/27......................................   17,127  17,023,850
Abbott Laboratories
          2.950%, 03/15/25......................................    6,870   6,858,554
AbbVie, Inc.
          3.600%, 05/14/25......................................    9,500   9,558,728
#         4.250%, 11/14/28......................................    4,000   4,097,141
Activision Blizzard, Inc.
#         3.400%, 06/15/27......................................      600     586,413
Aetna, Inc.
          3.500%, 11/15/24......................................    4,942   4,947,432
Affiliated Managers Group, Inc.
          3.500%, 08/01/25......................................    1,410   1,423,012
Aflac, Inc.
          3.250%, 03/17/25......................................    6,064   6,128,787
Ahold Finance USA LLC
          6.875%, 05/01/29......................................      388     466,442
Airbus SE
#(OMEGA)  3.150%, 04/10/27......................................    1,000   1,004,803
Albemarle Corp.
          4.150%, 12/01/24......................................    3,335   3,453,988
Alimentation Couche-Tard, Inc.
(OMEGA)   3.550%, 07/26/27......................................    1,185   1,163,637

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
Allergan Funding SCS
         3.800%, 03/15/25......................................    9,592 $ 9,682,293
Ameren Corp.
         3.650%, 02/15/26......................................    1,890   1,915,727
American Express Credit Corp.
         3.300%, 05/03/27......................................    8,500   8,628,563
American Honda Finance Corp.
         2.300%, 09/09/26......................................    1,500   1,412,581
American International Group, Inc.
         3.750%, 07/10/25......................................    2,000   2,023,748
         3.900%, 04/01/26......................................    5,000   5,064,897
Ameriprise Financial, Inc.
         3.700%, 10/15/24......................................    7,090   7,355,168
         2.875%, 09/15/26......................................    1,000     976,392
AmerisourceBergen Corp.
         3.400%, 05/15/24......................................      673     678,810
         3.450%, 12/15/27......................................    8,000   7,733,211
Amgen, Inc.
         3.125%, 05/01/25......................................    1,338   1,340,184
         2.600%, 08/19/26......................................    5,776   5,479,451
Analog Devices, Inc.
         3.900%, 12/15/25......................................    4,502   4,621,966
Anheuser-Busch InBev Worldwide, Inc.
         4.000%, 04/13/28......................................    7,000   7,143,112
#        4.900%, 01/23/31......................................    8,000   8,676,574
Anthem, Inc.
         3.500%, 08/15/24......................................    3,491   3,534,113
         3.650%, 12/01/27......................................      555     550,216
         4.101%, 03/01/28......................................    5,000   5,125,818
ANZ New Zealand International Ltd.
(OMEGA)  3.450%, 07/17/27......................................   15,000  14,943,227
Aon P.L.C.
         3.500%, 06/14/24......................................    3,750   3,811,452
AP Moller - Maersk A.S.
(OMEGA)  3.750%, 09/22/24......................................    1,000     995,624
(OMEGA)  3.875%, 09/28/25......................................    1,914   1,899,712
Apple, Inc.
         3.350%, 02/09/27......................................   13,200  13,418,583
         3.200%, 05/11/27......................................   13,405  13,498,381
#        3.000%, 06/20/27......................................    6,800   6,751,990
#        2.900%, 09/12/27......................................      551     541,976
         3.000%, 11/13/27......................................   11,000  10,907,442
Applied Materials, Inc.
         3.300%, 04/01/27......................................    1,111   1,121,527

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT   VALUE+
                                                                ------ -----------
                                                                (000)
Archer-Daniels-Midland Co.
         2.500%, 08/11/26....................................    5,613 $ 5,423,666
Arrow Electronics, Inc.
         3.875%, 01/12/28....................................    5,330   5,164,836
Assurant, Inc.
#        4.000%, 03/15/23....................................    3,526   3,576,304
AstraZeneca P.L.C
         3.375%, 11/16/25....................................    8,300   8,394,426
#        4.000%, 01/17/29....................................    3,000   3,136,849
AT&T, Inc.
         3.950%, 01/15/25....................................    1,087   1,121,466
         3.400%, 05/15/25....................................    8,182   8,219,693
Australia & New Zealand Banking Group, Ltd.
         3.700%, 11/16/25....................................    5,000   5,157,302
Autodesk, Inc.
         4.375%, 06/15/25....................................    6,017   6,224,373
         3.500%, 06/15/27....................................    5,375   5,245,015
AutoZone, Inc.
         3.250%, 04/15/25....................................    3,133   3,118,764
Avnet, Inc.
         4.625%, 04/15/26....................................    5,850   5,951,490
AXIS Specialty Finance P.L.C.
         4.000%, 12/06/27....................................    4,780   4,759,798
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
         3.337%, 12/15/27....................................   10,970  10,750,397
Banco Santander SA
         3.800%, 02/23/28....................................    5,800   5,689,935
Bank of America Corp.
(r)      3.419%, 12/20/28....................................    2,918   2,865,799
Bank of New York Mellon Corp. (The)
         3.000%, 02/24/25....................................    1,410   1,408,130
Barclays P.L.C.
         3.650%, 03/16/25....................................    6,080   5,965,052
         4.375%, 01/12/26....................................    2,700   2,741,116
BAT International Finance P.L.C.
#        3.950%, 06/15/25....................................    1,500   1,511,103
Baxter International, Inc.
         2.600%, 08/15/26....................................    7,018   6,747,504
Bayer U.S. Finance II LLC
(OMEGA)  3.375%, 07/15/24....................................      897     877,846
(OMEGA)  5.500%, 08/15/25....................................    3,984   4,126,755
Bayer U.S. Finance LLC
(OMEGA)  3.375%, 10/08/24....................................    8,831   8,646,073
Beam Suntory, Inc.
         3.250%, 06/15/23....................................      961     952,533
Berkshire Hathaway, Inc.
         3.125%, 03/15/26....................................    5,552   5,582,883
Biogen, Inc.
         4.050%, 09/15/25....................................    8,000   8,226,836

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
BlackRock, Inc.
          3.200%, 03/15/27......................................   17,645 $17,787,231
BMW US Capital LLC
(OMEGA)   2.800%, 04/11/26......................................    5,500   5,288,528
#(OMEGA)  3.300%, 04/06/27......................................    4,000   3,960,385
BNP Paribas SA
(OMEGA)   3.500%, 11/16/27......................................    8,631   8,441,077
Boeing Co. (The)
          2.500%, 03/01/25......................................    3,526   3,429,694
BP Capital Markets America, Inc.
          3.017%, 01/16/27......................................    7,600   7,447,768
Brown & Brown, Inc.
#         4.200%, 09/15/24......................................    5,261   5,400,175
Buckeye Partners L.P.
          4.150%, 07/01/23......................................    1,058   1,079,813
          3.950%, 12/01/26......................................    2,275   2,208,311
Bunge, Ltd. Finance Corp.
          3.750%, 09/25/27......................................    6,075   5,687,652
Burlington Northern Santa Fe LLC
          7.000%, 12/15/25......................................      472     582,040
CA, Inc.
          4.700%, 03/15/27......................................    7,900   7,874,478
Campbell Soup Co.
          3.300%, 03/19/25......................................    4,229   4,130,435
          4.150%, 03/15/28......................................    5,571   5,595,389
Canadian Natural Resources, Ltd.
          7.200%, 01/15/32......................................    2,950   3,728,688
Canadian Pacific Railway Co.
          2.900%, 02/01/25......................................    1,666   1,658,969
          3.700%, 02/01/26......................................    2,115   2,146,381
Capital One Financial Corp.
          3.750%, 04/24/24......................................    1,939   1,980,662
          3.750%, 03/09/27......................................    2,000   1,983,242
Cardinal Health, Inc.
#         3.410%, 06/15/27......................................   10,000   9,490,864
CBS Corp.
#         3.500%, 01/15/25......................................    1,058   1,061,817
#         4.000%, 01/15/26......................................    1,000   1,018,930
          2.900%, 01/15/27......................................    6,600   6,183,007
Celgene Corp.
          3.625%, 05/15/24......................................    1,763   1,792,025
CenterPoint Energy Resources Corp.
          4.000%, 04/01/28......................................    3,000   3,087,451
Cigna Holding Co.
          3.250%, 04/15/25......................................    5,750   5,695,334
Cincinnati Financial Corp.
          6.920%, 05/15/28......................................      900   1,117,241
Cisco Systems, Inc.
          2.500%, 09/20/26......................................    3,000   2,913,827

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                                    FACE
                                                                   AMOUNT   VALUE+
                                                                   ------ -----------
                                                                   (000)
Citigroup, Inc.
          3.750%, 06/16/24......................................    1,410 $ 1,451,645
          3.300%, 04/27/25......................................    6,231   6,265,859
Clorox Co. (The)
          3.900%, 05/15/28......................................    1,000   1,044,197
CMS Energy Corp.
          3.600%, 11/15/25......................................    2,800   2,836,119
CNA Financial Corp.
          4.500%, 03/01/26......................................    6,830   7,124,064
Coca-Cola Co. (The)
          2.250%, 09/01/26......................................    3,500   3,337,844
#         2.900%, 05/25/27......................................    8,000   7,926,047
Comcast Corp.
          3.375%, 08/15/25......................................    1,234   1,253,634
          3.150%, 03/01/26......................................    4,000   4,013,190
          4.250%, 01/15/33......................................    4,000   4,254,076
#         7.050%, 03/15/33......................................    5,337   7,100,267
Commonwealth Bank of Australia
#(OMEGA)  2.850%, 05/18/26......................................   18,373  17,841,304
ConocoPhillips
#         5.900%, 10/15/32......................................    7,000   8,666,124
ConocoPhillips Co.
          4.950%, 03/15/26......................................    5,000   5,549,920
Consolidated Edison Co. of New York, Inc.
          3.300%, 12/01/24......................................      705     718,267
Cox Communications, Inc.
(OMEGA)   3.850%, 02/01/25......................................    5,741   5,859,583
Credit Agricole SA
          3.875%, 04/15/24......................................    5,678   5,881,194
Credit Suisse AG
          3.625%, 09/09/24......................................    6,299   6,451,778
CRH America Finance, Inc.
(OMEGA)   3.950%, 04/04/28......................................    2,280   2,267,460
CVS Health Corp.
          3.375%, 08/12/24......................................    5,243   5,221,083
          3.875%, 07/20/25......................................    3,210   3,229,840
Daimler Finance North America LLC
(OMEGA)   3.250%, 08/01/24......................................    1,128   1,132,276
#         8.500%, 01/18/31......................................    9,188  13,249,915
Danske Bank A.S.
#(OMEGA)  4.375%, 06/12/28......................................    6,000   5,841,222
Deere & Co.
#         5.375%, 10/16/29......................................      650     771,786
Deutsche Bank AG
          4.100%, 01/13/26......................................    3,000   2,892,317
Discovery Communications LLC
          3.250%, 04/01/23......................................      353     352,890
          3.900%, 11/15/24......................................    5,961   6,115,635
          3.450%, 03/15/25......................................    4,263   4,226,733
#         4.900%, 03/11/26......................................    4,000   4,253,824

                                                                   FACE
                                                                  AMOUNT   VALUE+
                                                                  ------ -----------
                                                                  (000)
Dollar Tree, Inc.
         4.200%, 05/15/28......................................    6,000 $ 6,037,728
Dominion Energy Gas Holdings LLC
         3.600%, 12/15/24......................................    1,763   1,800,339
Dominion Energy, Inc.
#        3.900%, 10/01/25......................................    4,000   4,159,923
Dover Corp.
#        3.150%, 11/15/25......................................    2,100   2,083,946
Dow Chemical Co. (The)
         3.500%, 10/01/24......................................    4,106   4,165,568
DTE Energy Co.
         2.850%, 10/01/26......................................      945     901,321
         6.375%, 04/15/33......................................    3,407   4,246,866
DXC Technology Co.
         4.750%, 04/15/27......................................    8,000   8,401,594
E*TRADE Financial Corp.
#        4.500%, 06/20/28......................................    2,500   2,555,710
Eastman Chemical Co.
         3.800%, 03/15/25......................................    3,023   3,099,037
Eaton Corp.
#        4.000%, 11/02/32......................................   10,000  10,480,225
eBay, Inc.
         3.600%, 06/05/27......................................    2,000   1,975,476
Ecolab, Inc.
         2.700%, 11/01/26......................................    2,000   1,946,144
Electricite de France SA
(OMEGA)  3.625%, 10/13/25......................................    5,797   5,909,679
         3.625%, 10/13/25......................................    2,000   2,038,875
Electronic Arts, Inc.
         4.800%, 03/01/26......................................    2,200   2,359,396
Enbridge, Inc.
         3.500%, 06/10/24......................................      705     712,206
#        3.700%, 07/15/27......................................    3,000   3,018,817
Enel Finance International NV
(OMEGA)  3.500%, 04/06/28......................................    5,000   4,713,675
(OMEGA)  4.875%, 06/14/29......................................    4,000   4,174,752
Energy Transfer Operating L.P.
         4.750%, 01/15/26......................................    4,000   4,184,507
#        4.200%, 04/15/27......................................    2,000   2,011,243
Enterprise Products Operating LLC
         3.750%, 02/15/25......................................    2,000   2,064,872
         3.700%, 02/15/26......................................    6,000   6,145,228
         6.875%, 03/01/33......................................      525     668,144
EOG Resources, Inc.
         3.150%, 04/01/25......................................    1,478   1,485,589
EQT Corp.
#        3.900%, 10/01/27......................................    5,930   5,593,238
ERAC USA Finance LLC
(OMEGA)  3.850%, 11/15/24......................................    2,058   2,114,851
Exelon Corp.
         3.950%, 06/15/25......................................      795     826,586
         3.400%, 04/15/26......................................    5,400   5,414,826

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ -----------
                                                                 (000)
Express Scripts Holding Co.
         3.500%, 06/15/24.....................................    4,596 $ 4,632,817
         3.400%, 03/01/27.....................................    3,500   3,406,153
Exxon Mobil Corp.
#        3.043%, 03/01/26.....................................   20,686  20,784,392
FedEx Corp.
         3.400%, 02/15/28.....................................    3,000   2,976,488
         4.900%, 01/15/34.....................................    1,000   1,088,298
Fidelity National Information Services, Inc.
         5.000%, 10/15/25.....................................      278     302,592
Fifth Third Bancorp
         3.950%, 03/14/28.....................................    2,943   3,056,946
Fluor Corp.
#        4.250%, 09/15/28.....................................    5,000   5,072,493
FMR LLC
(OMEGA)  4.950%, 02/01/33.....................................    1,000   1,138,865
GATX Corp.
         3.250%, 03/30/25.....................................    2,820   2,718,961
#        3.250%, 09/15/26.....................................    2,200   2,101,567
General Dynamics Corp.
         2.125%, 08/15/26.....................................    6,500   6,150,382
General Electric Co.
         6.750%, 03/15/32.....................................    6,273   7,341,996
General Mills, Inc.
#        4.200%, 04/17/28.....................................    3,000   3,136,766
General Motors Financial Co., Inc.
         5.250%, 03/01/26.....................................    7,000   7,408,615
         4.350%, 01/17/27.....................................    3,000   2,998,883
Georgia Power Co.
         3.250%, 04/01/26.....................................    3,000   2,929,710
Georgia-Pacific LLC
         7.750%, 11/15/29.....................................    4,960   6,742,666
Gilead Sciences, Inc.
         3.650%, 03/01/26.....................................    2,000   2,043,549
GlaxoSmithKline Capital, Inc.
         3.875%, 05/15/28.....................................    2,800   2,931,974
Goldman Sachs Group, Inc. (The)
         3.750%, 05/22/25.....................................    2,000   2,028,205
         3.750%, 02/25/26.....................................    1,100   1,108,288
#        6.125%, 02/15/33.....................................    9,000  11,105,403
Halliburton Co.
         3.800%, 11/15/25.....................................    4,124   4,219,121
Harley-Davidson, Inc.
#        3.500%, 07/28/25.....................................    5,980   5,869,241
Hasbro, Inc.
#        3.500%, 09/15/27.....................................    2,820   2,738,344
Hewlett Packard Enterprise Co.
         4.900%, 10/15/25.....................................    8,542   9,114,870
Home Depot, Inc. (The)
         3.350%, 09/15/25.....................................    1,403   1,441,846

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
 Honeywell International, Inc.
     2.500%, 11/01/26.....................................    1,000 $   970,760
 HSBC Holdings P.L.C.
     4.300%, 03/08/26.....................................    4,000   4,166,287
 Humana, Inc.
     3.850%, 10/01/24.....................................    4,074   4,166,162
 ING Groep NV
     3.950%, 03/29/27.....................................    6,550   6,624,285
 Ingersoll-Rand Luxembourg Finance SA
 #   3.550%, 11/01/24.....................................    4,280   4,375,929
 Inter-American Development Bank
     6.750%, 07/15/27.....................................    1,058   1,335,570
 Intercontinental Exchange, Inc.
     3.750%, 12/01/25.....................................    5,750   5,995,525
 International Business Machines Corp.
 #   3.300%, 01/27/27.....................................    3,191   3,224,955
     5.875%, 11/29/32.....................................       66      81,278
 International Paper Co.
     3.800%, 01/15/26.....................................      578     591,222
 Interpublic Group of Cos., Inc. (The)
     4.200%, 04/15/24.....................................    2,151   2,233,185
 ITC Holdings Corp.
     3.650%, 06/15/24.....................................    4,288   4,360,232
 Janus Capital Group, Inc.
     4.875%, 08/01/25.....................................    2,000   2,105,881
 Jefferies Group LLC / Jefferies Group Capital Finance,
   Inc.
     4.850%, 01/15/27.....................................    3,000   3,024,197
 JM Smucker Co. (The)
 #   3.500%, 03/15/25.....................................    5,000   5,027,031
 Johnson & Johnson
     2.450%, 03/01/26.....................................   14,500  14,129,262
     2.900%, 01/15/28.....................................    8,000   7,935,805
     6.950%, 09/01/29.....................................    1,000   1,332,523
 #   4.950%, 05/15/33.....................................    2,500   2,948,715
 JPMorgan Chase & Co.
     3.900%, 07/15/25.....................................    4,820   4,998,911
 Juniper Networks, Inc.
     4.500%, 03/15/24.....................................    2,327   2,434,728
 Kellogg Co.
     3.250%, 04/01/26.....................................    6,741   6,669,193
 #   4.300%, 05/15/28.....................................    3,000   3,128,814
     7.450%, 04/01/31.....................................    1,100   1,417,769
 Keurig Dr Pepper, Inc.
 #   3.400%, 11/15/25.....................................    1,660   1,623,308
 KeyBank NA
     3.300%, 06/01/25.....................................    2,000   2,033,255
 Kohl's Corp.
     4.750%, 12/15/23.....................................      781     820,152

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT     VALUE+
                                                              ------   -----------
                                                              (000)
Koninklijke KPN NV
#        8.375%, 10/01/30..................................    2,000   $ 2,558,750
Kraft Heinz Foods Co.
         3.950%, 07/15/25..................................    8,000     8,073,816
Kroger Co. (The)
         7.500%, 04/01/31..................................    7,725     9,827,789
L3 Technologies, Inc.
         3.950%, 05/28/24..................................    1,361     1,394,033
Laboratory Corp. of America Holdings
#        3.600%, 09/01/27..................................    3,100     3,102,890
Legg Mason, Inc.
         3.950%, 07/15/24..................................    2,609     2,669,873
         4.750%, 03/15/26..................................    3,205     3,327,829
Lincoln National Corp.
         3.350%, 03/09/25..................................    8,425     8,463,668
Lloyds Banking Group P.L.C.
         3.750%, 01/11/27..................................    5,000     4,959,579
         4.375%, 03/22/28..................................    4,000     4,139,795
Loews Corp.
         3.750%, 04/01/26..................................    5,500     5,679,536
Lowe's Cos., Inc.
         3.375%, 09/15/25..................................    3,551     3,588,806
LYB International Finance II BV
         3.500%, 03/02/27..................................    2,000     1,946,814
Macquarie Bank, Ltd.
(OMEGA)  3.900%, 01/15/26..................................    5,000     5,083,834
Manufacturers & Traders Trust Co.
         2.900%, 02/06/25..................................    1,152     1,149,399
Marathon Petroleum Corp.
(OMEGA)  5.125%, 12/15/26..................................      350       378,272
Marriott International, Inc.
#        4.000%, 04/15/28..................................    2,000     2,037,829
Marsh & McLennan Cos., Inc.
         3.500%, 03/10/25..................................    1,500     1,534,968
         5.875%, 08/01/33..................................    2,500     3,016,276
Maxim Integrated Products, Inc.
         3.450%, 06/15/27..................................    2,950     2,862,983
McDonald's Corp.
         3.700%, 01/30/26..................................    9,000     9,264,842
McKesson Corp.
         3.796%, 03/15/24..................................      201       205,466
Mead Johnson Nutrition Co.
#        4.125%, 11/15/25..................................    4,200     4,429,613
Medtronic, Inc.
         3.500%, 03/15/25..................................    1,000     1,030,514
Merck Sharp & Dohme Corp.
         6.400%, 03/01/28..................................    6,591     8,101,971
Microsoft Corp.
         2.400%, 08/08/26..................................    7,000     6,776,201
         3.300%, 02/06/27..................................   29,100    29,828,955

                                                                FACE
                                                               AMOUNT     VALUE+
                                                               ------   -----------
                                                               (000)
Mitsubishi UFJ Financial Group, Inc.
          3.850%, 03/01/26..................................    7,000   $ 7,252,411
          3.677%, 02/22/27..................................    2,000     2,051,256
Mizuho Financial Group, Inc.
          2.839%, 09/13/26..................................   10,000     9,703,051
Molson Coors Brewing Co.
          3.000%, 07/15/26..................................    2,000     1,920,181
Morgan Stanley
          3.875%, 01/27/26..................................    3,000     3,073,688
          3.625%, 01/20/27..................................   11,400    11,510,350
Mosaic Co. (The)
#         4.050%, 11/15/27..................................    4,000     4,023,030
Motorola Solutions, Inc.
          3.500%, 03/01/23..................................      965       969,206
MPLX L.P.
#         4.125%, 03/01/27..................................    7,000     7,077,836
MUFG Bank, Ltd.
          3.250%, 09/08/24..................................    1,763     1,778,983
Mylan NV
          3.950%, 06/15/26..................................    7,000     6,741,355
Mylan, Inc.
          4.200%, 11/29/23..................................    2,468     2,514,275
Nasdaq, Inc.
          4.250%, 06/01/24..................................    1,551     1,625,891
National Australia Bank, Ltd.
#(OMEGA)  3.500%, 01/10/27..................................   14,790    15,013,722
Nationwide Building Society
(OMEGA)   3.900%, 07/21/25..................................    7,000     7,187,955
NextEra Energy Capital Holdings, Inc.
          3.550%, 05/01/27..................................    2,000     2,022,876
NIKE, Inc.
#         2.375%, 11/01/26..................................    6,135     5,921,411
Noble Energy, Inc.
          3.900%, 11/15/24..................................    1,426     1,455,852
#         3.850%, 01/15/28..................................    2,000     1,993,163
Nordstrom, Inc.
          4.000%, 03/15/27..................................    4,412     4,372,291
#         6.950%, 03/15/28..................................      282       327,393
Norfolk Southern Corp.
          5.640%, 05/17/29..................................    2,048     2,364,724
Novartis Capital Corp.
          3.100%, 05/17/27..................................   21,278    21,338,361
Nucor Corp.
          3.950%, 05/01/28..................................    6,000     6,233,146
Nutrien, Ltd.
          3.000%, 04/01/25..................................    1,500     1,461,238
Nuveen Finance LLC
(OMEGA)   4.125%, 11/01/24..................................    5,360     5,641,383
Occidental Petroleum Corp.
          3.400%, 04/15/26..................................    5,280     5,261,665
Omnicom Group, Inc. / Omnicom Capital, Inc.
          3.650%, 11/01/24..................................      705       720,150

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
ONEOK, Inc.
          4.000%, 07/13/27.................................................    3,915 $ 3,940,064
Oracle Corp.
          2.650%, 07/15/26.................................................    3,000   2,907,965
#         3.250%, 11/15/27.................................................   22,400  22,520,133
#         3.250%, 05/15/30.................................................    7,966   7,852,863
O'Reilly Automotive, Inc.
          3.600%, 09/01/27.................................................    3,900   3,872,587
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)   3.400%, 11/15/26.................................................    4,000   3,806,184
Pernod Ricard SA
#(OMEGA)  3.250%, 06/08/26.................................................    3,000   2,967,025
Pfizer, Inc.
          2.750%, 06/03/26.................................................    5,770   5,670,250
          3.000%, 12/15/26.................................................   11,817  11,823,450
Philip Morris International, Inc.
          3.250%, 11/10/24.................................................    2,179   2,210,919
Phillips 66 Partners L.P.
          3.550%, 10/01/26.................................................    4,550   4,475,446
PNC Bank NA
#         2.950%, 02/23/25.................................................    4,407   4,397,383
PPG Industries, Inc.
#         3.750%, 03/15/28.................................................    2,000   2,034,279
Principal Financial Group, Inc.
          3.400%, 05/15/25.................................................    1,177   1,183,833
          3.100%, 11/15/26.................................................      300     291,685
Procter & Gamble Co. (The)
#         2.850%, 08/11/27.................................................    9,000   8,986,320
Progressive Corp. (The)
          6.250%, 12/01/32.................................................      900   1,145,963
Province of British Columbia Canada
          6.500%, 01/15/26.................................................    4,363   5,289,485
Prudential Financial, Inc.
#         3.878%, 03/27/28.................................................    4,900   5,132,719
          5.750%, 07/15/33.................................................    2,000   2,370,436
PSEG Power LLC
          4.300%, 11/15/23.................................................    2,122   2,204,437
QUALCOMM, Inc.
          3.450%, 05/20/25.................................................    7,026   7,166,807
Quest Diagnostics, Inc.
          3.500%, 03/30/25.................................................      582     583,356
Reinsurance Group of America, Inc.
          4.700%, 09/15/23.................................................    2,115   2,249,483
          3.950%, 09/15/26.................................................    7,358   7,469,741
Rio Tinto Finance USA, Ltd.
          7.125%, 07/15/28.................................................    2,120   2,745,281
Roche Holdings, Inc.
(OMEGA)   2.625%, 05/15/26.................................................    6,132   5,975,227
(OMEGA)   2.375%, 01/28/27.................................................    7,900   7,542,410
Rolls-Royce P.L.C.
(OMEGA)   3.625%, 10/14/25.................................................    4,000   4,011,212

                                                                               FACE
                                                                              AMOUNT   VALUE+
                                                                              ------ -----------
                                                                              (000)
Royal Bank of Scotland Group P.L.C.
          4.800%, 04/05/26.................................................    1,000 $ 1,049,713
Royal Caribbean Cruises, Ltd.
          7.500%, 10/15/27.................................................    5,401   6,557,989
          3.700%, 03/15/28.................................................    2,474   2,395,922
salesforce.com, Inc.
          3.700%, 04/11/28.................................................    2,000   2,094,816
Santander Holdings USA, Inc.
          4.500%, 07/17/25.................................................    9,000   9,383,484
          4.400%, 07/13/27.................................................    2,000   2,031,857
Sempra Energy
          3.550%, 06/15/24.................................................    3,596   3,638,844
          3.750%, 11/15/25.................................................    1,000   1,003,319
Shell International Finance BV
#         2.875%, 05/10/26.................................................   12,051  11,954,427
          2.500%, 09/12/26.................................................   10,200   9,833,326
Sherwin-Williams Co. (The)
          3.450%, 08/01/25.................................................    5,503   5,534,769
#         3.950%, 01/15/26.................................................    2,200   2,236,944
Siemens Financieringsmaatschappij NV
(OMEGA)   6.125%, 08/17/26.................................................    2,080   2,433,630
Solvay Finance America LLC
(OMEGA)   4.450%, 12/03/25.................................................    3,000   3,121,682
Southern Power Co.
          4.150%, 12/01/25.................................................    2,000   2,081,620
Southwest Airlines Co.
          3.000%, 11/15/26.................................................    2,000   1,929,300
Standard Chartered P.L.C.
#(OMEGA)  4.050%, 04/12/26.................................................    1,962   1,993,959
Statoil ASA
(OMEGA)   6.500%, 12/01/28.................................................    5,000   6,232,484
Stryker Corp.
          3.375%, 05/15/24.................................................      282     288,195
          3.375%, 11/01/25.................................................    6,000   6,095,710
Sumitomo Mitsui Financial Group, Inc.
#         3.784%, 03/09/26.................................................    4,000   4,121,929
          3.544%, 01/17/28.................................................    6,000   6,097,402
Suncor Energy, Inc.
          3.600%, 12/01/24.................................................    4,007   4,093,950
Sysco Corp.
          3.750%, 10/01/25.................................................      700     722,477
          3.300%, 07/15/26.................................................   12,345  12,273,329
Tapestry, Inc.
          4.250%, 04/01/25.................................................    8,534   8,631,158
Target Corp.
#         2.500%, 04/15/26.................................................    9,730   9,462,123
TD Ameritrade Holding Corp.
#         3.625%, 04/01/25.................................................    3,526   3,648,162
TechnipFMC P.L.C.
          3.450%, 10/01/22.................................................    1,741   1,754,641

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED



                                                                              FACE
                                                                             AMOUNT   VALUE+
                                                                             ------ -----------
                                                                             (000)
Telefonica Europe BV
#        8.250%, 09/15/30.................................................    9,275 $12,505,014
Thomson Reuters Corp.
         3.850%, 09/29/24.................................................      112     112,749
TJX Cos., Inc. (The)
         2.250%, 09/15/26.................................................    1,975   1,881,547
Total System Services, Inc.
         4.800%, 04/01/26.................................................    5,970   6,270,998
         4.450%, 06/01/28.................................................    1,071   1,106,162
Toyota Motor Credit Corp.
         3.200%, 01/11/27.................................................   20,213  20,565,741
         3.050%, 01/11/28.................................................   14,430  14,440,573
TransCanada PipeLines, Ltd.
#        4.875%, 01/15/26.................................................      450     484,599
Travelers Property Casualty Corp.
         6.375%, 03/15/33.................................................      375     485,165
UBS Group Funding Switzerland AG
(OMEGA)  4.125%, 09/24/25.................................................    9,500   9,847,304
Union Pacific Corp.
         3.250%, 01/15/25.................................................    8,761   8,870,110
#        3.950%, 09/10/28.................................................    4,930   5,178,889
United Technologies Corp.
         7.500%, 09/15/29.................................................    5,114   6,730,427
UnitedHealth Group, Inc.
         3.750%, 07/15/25.................................................    2,133   2,217,535
         3.875%, 12/15/28.................................................    3,000   3,130,263
Unum Group
         4.000%, 03/15/24.................................................      705     722,177
         3.875%, 11/05/25.................................................    9,000   9,029,524
Valero Energy Corp.
#        7.500%, 04/15/32.................................................    1,500   1,954,823
Verizon Communications, Inc.
         3.376%, 02/15/25.................................................      653     662,769
#        4.125%, 03/16/27.................................................    3,700   3,899,773
(OMEGA)  4.016%, 12/03/29.................................................    4,307   4,496,936
Viacom, Inc.
         4.250%, 09/01/23.................................................      353     367,347
         3.875%, 04/01/24.................................................    3,711   3,776,826
Vodafone Group P.L.C.
         7.875%, 02/15/30.................................................    8,125  10,450,948

                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                      ---------- --------------
                                                                        (000)
Walgreens Boots Alliance, Inc.
         3.450%, 06/01/26..........................................        9,000 $    8,702,866
Walt Disney Co. (The)
(OMEGA)  3.700%, 09/15/24..........................................        2,468      2,572,971
Warner Media LLC
         3.550%, 06/01/24..........................................        2,468      2,513,435
         3.600%, 07/15/25..........................................        3,500      3,543,467
         3.800%, 02/15/27..........................................        2,000      2,011,828
WEC Energy Group, Inc.
         3.550%, 06/15/25..........................................        6,200      6,335,060
Wells Fargo & Co.
         3.000%, 02/19/25..........................................        3,526      3,492,621
         3.000%, 04/22/26..........................................        5,700      5,569,567
Westpac Banking Corp.
         2.850%, 05/13/26..........................................        1,500      1,459,282
         2.700%, 08/19/26..........................................       10,595     10,246,589
         3.350%, 03/08/27..........................................        7,000      7,042,468
WestRock MWV LLC
         8.200%, 01/15/30..........................................        4,885      6,455,553
         7.950%, 02/15/31..........................................        3,112      4,050,245
Whirlpool Corp.
#        3.700%, 05/01/25..........................................        2,468      2,494,566
Williams Cos., Inc. (The)
         4.000%, 09/15/25..........................................        3,000      3,091,762
         3.750%, 06/15/27..........................................        2,771      2,771,171
Zimmer Biomet Holdings, Inc.
         3.550%, 04/01/25..........................................        3,000      2,999,760
Zoetis, Inc.
#        3.000%, 09/12/27..........................................        1,500      1,439,111
                                                                                 --------------
TOTAL BONDS........................................................               1,696,163,471
                                                                                 --------------
TOTAL INVESTMENT SECURITIES........................................               1,745,207,172
                                                                                 --------------

                                                                        SHARES
                                                                      ----------
SECURITIES LENDING COLLATERAL -- (6.7%)
@(S)     The DFA Short Term Investment Fund........................   10,819,952    125,197,663
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,327,686)............................................              $1,870,404,835
                                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $   49,043,701   --    $   49,043,701
Bonds............................   --     1,696,163,471   --     1,696,163,471
Securities Lending
  Collateral.....................   --       125,197,663   --       125,197,663
                                    --    --------------   --    --------------
TOTAL............................   --    $1,870,404,835   --    $1,870,404,835
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
BONDS -- (97.8%)
AUSTRALIA -- (3.3%)
Australia & New Zealand Banking Group, Ltd.
         2.550%, 11/23/21..................................        886  $   881,190
(OMEGA)  3.521%, 11/23/21..................................        750      758,023
         2.625%, 05/19/22..................................      1,000      994,937
         0.625%, 02/21/23.................................. EUR  2,000    2,283,713
BHP Billiton Finance USA, Ltd.
         2.875%, 02/24/22..................................      1,704    1,721,637
BHP Billiton Finance, Ltd.
         0.750%, 10/28/22.................................. EUR  2,554    2,937,334
Commonwealth Bank of Australia
         3.438%, 09/06/21..................................        594      600,129
(OMEGA)  2.750%, 03/10/22..................................        991      990,201
FMG Resources August 2006 Pty, Ltd.
#        4.750%, 05/15/22..................................      1,300    1,316,250
National Australia Bank, Ltd.
         2.800%, 01/10/22..................................      1,000    1,000,264
         2.500%, 05/22/22..................................      5,500    5,449,638
Westpac Banking Corp.
         2.926%, 01/25/21..................................      1,000    1,001,269
         2.500%, 06/28/22..................................      2,500    2,475,452
         0.750%, 10/17/23.................................. EUR  1,374    1,576,139
                                                                        -----------
TOTAL AUSTRALIA............................................              23,986,176
                                                                        -----------
BELGIUM -- (0.7%)
Anheuser-Busch InBev SA
         0.875%, 03/17/22.................................. EUR  3,272    3,764,622
         0.800%, 04/20/23.................................. EUR  1,000    1,153,950
                                                                        -----------
TOTAL BELGIUM..............................................               4,918,572
                                                                        -----------
CANADA -- (5.8%)
Alimentation Couche-Tard, Inc.
(OMEGA)  2.700%, 07/26/22..................................      2,000    1,975,145
Bank of Montreal
         1.900%, 08/27/21..................................      1,000      984,415
Bank of Nova Scotia (The)
         4.375%, 01/13/21..................................      1,300    1,337,138
         2.700%, 03/07/22..................................      2,000    1,997,987
         0.375%, 04/06/22.................................. EUR  1,000    1,132,063
Canadian Imperial Bank of Commerce
#        2.550%, 06/16/22..................................      1,485    1,478,361
         2.300%, 07/11/22.................................. CAD  3,000    2,245,824

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
CANADA -- (Continued)
Canadian National Railway Co.
         2.850%, 12/15/21..................................        565  $   566,060
Canadian Natural Resources, Ltd.
         3.450%, 11/15/21..................................      2,800    2,828,929
         2.950%, 01/15/23..................................      1,000      992,282
Cenovus Energy, Inc.
         5.700%, 10/15/19..................................         70       71,194
         3.000%, 08/15/22..................................      1,122    1,106,974
Daimler Canada Finance, Inc.
         2.230%, 12/16/21.................................. CAD  2,000    1,483,810
Enbridge, Inc.
         2.900%, 07/15/22..................................      2,167    2,162,116
         3.190%, 12/05/22.................................. CAD  1,000      763,776
Ford Credit Canada Co.
         2.766%, 06/22/22.................................. CAD  2,500    1,817,814
Honda Canada Finance, Inc.
         2.268%, 07/15/22.................................. CAD  5,500    4,090,658
HSBC Bank Canada
         2.449%, 01/29/21.................................. CAD  2,000    1,500,485
Husky Energy, Inc.
         7.250%, 12/15/19..................................        925      949,087
Kinross Gold Corp.
#        5.125%, 09/01/21..................................      2,250    2,325,353
National Bank of Canada
(OMEGA)  3.013%, 03/21/21..................................      2,000    2,001,947
Province of Ontario Canada
         2.250%, 05/18/22..................................      1,000      994,219
Rogers Communications, Inc.
         4.000%, 06/06/22.................................. CAD  2,500    1,955,512
Toronto-Dominion Bank (The)
         2.125%, 04/07/21..................................      1,000      990,672
         3.250%, 06/11/21..................................      1,000    1,012,116
#        1.800%, 07/13/21..................................      1,000      981,288
TransCanada PipeLines, Ltd.
         2.500%, 08/01/22..................................        600      592,436
Videotron, Ltd.
         5.000%, 07/15/22..................................      1,980    2,060,747
                                                                        -----------
TOTAL CANADA...............................................              42,398,408
                                                                        -----------
DENMARK -- (0.3%)
Danske Bank A.S.
(OMEGA)  2.750%, 09/17/20..................................      1,500    1,486,197
(OMEGA)  2.800%, 03/10/21..................................        700      692,632
                                                                        -----------
TOTAL DENMARK..............................................               2,178,829
                                                                        -----------

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
FINLAND -- (0.9%)
Nokia Oyj
#         3.375%, 06/12/22..................................      2,228  $ 2,224,569
Nordea Bank AB
          1.000%, 02/22/23.................................. EUR  1,803    2,089,083
          0.875%, 06/26/23.................................. EUR  2,000    2,272,295
                                                                         -----------
TOTAL FINLAND...............................................               6,585,947
                                                                         -----------
FRANCE -- (2.9%)
Air Liquide Finance SA
          0.500%, 06/13/22.................................. EUR  1,700    1,941,944
BNP Paribas SA
          5.000%, 01/15/21..................................        531      550,615
          0.500%, 06/01/22.................................. EUR  2,800    3,189,712
BPCE SA
          2.650%, 02/03/21..................................        700      698,330
          2.750%, 12/02/21..................................      1,000      997,474
          1.125%, 12/14/22.................................. EUR  1,200    1,397,951
Credit Agricole SA
          0.750%, 12/01/22.................................. EUR  2,300    2,639,785
Danone SA
#(OMEGA)  2.077%, 11/02/21..................................      2,770    2,721,788
Electricite de France SA
          2.750%, 03/10/23.................................. EUR    500      618,978
Orange SA
          4.125%, 09/14/21..................................        900      930,156
Pernod Ricard SA
(OMEGA)   5.750%, 04/07/21..................................      2,000    2,104,290
Societe Generale SA
(OMEGA)   2.625%, 09/16/20..................................        500      499,019
(OMEGA)   2.500%, 04/08/21..................................      1,000      990,755
          4.250%, 07/13/22.................................. EUR  1,500    1,908,554
                                                                         -----------
TOTAL FRANCE................................................              21,189,351
                                                                         -----------
GERMANY -- (1.4%)
BMW US Capital LLC
(OMEGA)   2.000%, 04/11/21..................................      2,335    2,304,277
Deutsche Bank AG
          2.950%, 08/20/20..................................      1,000      992,304
#         3.125%, 01/13/21..................................        500      492,397
          1.500%, 01/20/22.................................. EUR  1,700    1,912,887
MERCK FIN SERVICES GMBH Co. GUAR 03/20 4.5
          4.500%, 03/24/20.................................. EUR    800      934,128
Volkswagen Leasing GmbH
          2.125%, 04/04/22.................................. EUR    900    1,061,655
          2.375%, 09/06/22.................................. EUR  1,800    2,144,052
                                                                         -----------
TOTAL GERMANY...............................................               9,841,700
                                                                         -----------
IRELAND -- (1.7%)
Abbott Ireland Financing DAC
          0.875%, 09/27/23.................................. EUR  3,000    3,460,163

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
IRELAND -- (Continued)
Ireland Government Bond
          0.000%, 10/18/22.................................. EUR  3,900  $ 4,422,079
Perrigo Finance Un, Ltd. Co.
          3.500%, 03/15/21..................................      1,180    1,168,573
Shire Acquisitions Investments Ireland DA
          2.400%, 09/23/21..................................      3,684    3,640,701
                                                                         -----------
TOTAL IRELAND...............................................              12,691,516
                                                                         -----------
ITALY -- (0.8%)
Intesa Sanpaolo SpA
          0.875%, 06/27/22.................................. EUR    500      564,274
(OMEGA)   3.125%, 07/14/22..................................      2,000    1,959,397
Italy Buoni Poliennali Del Tesoro
          1.200%, 04/01/22.................................. EUR  2,820    3,183,915
          0.950%, 03/01/23.................................. EUR    400      443,265
                                                                         -----------
TOTAL ITALY.................................................               6,150,851
                                                                         -----------
JAPAN -- (2.1%)
Daiwa Securities Group, Inc.
(OMEGA)   3.129%, 04/19/22..................................      1,500    1,501,108
Mitsubishi UFJ Financial Group, Inc.
          2.950%, 03/01/21..................................      1,000    1,003,077
          0.980%, 10/09/23.................................. EUR  1,500    1,727,856
Mizuho Financial Group, Inc.
#(OMEGA)  2.632%, 04/12/21..................................        800      796,821
          2.953%, 02/28/22..................................      3,500    3,502,044
MUFG Bank, Ltd.
          0.875%, 03/11/22.................................. EUR  2,068    2,366,653
Sumitomo Mitsui Banking Corp.
          1.000%, 01/19/22.................................. EUR  1,000    1,149,685
Sumitomo Mitsui Financial Group, Inc.
          2.058%, 07/14/21..................................      1,000      983,902
          2.784%, 07/12/22..................................        400      399,133
          0.819%, 07/23/23.................................. EUR    450      515,356
Toyota Motor Credit Corp.
          2.625%, 01/10/23..................................      1,055    1,056,619
                                                                         -----------
TOTAL JAPAN.................................................              15,002,254
                                                                         -----------
LUXEMBOURG -- (0.7%)
ArcelorMittal
          5.125%, 06/01/20..................................      1,243    1,271,246
          0.950%, 01/17/23.................................. EUR  2,000    2,262,551
DH Europe Finance SA
          1.700%, 01/04/22.................................. EUR  1,600    1,871,569
                                                                         -----------
TOTAL LUXEMBOURG............................................               5,405,366
                                                                         -----------

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
NETHERLANDS -- (5.4%)
ABB Finance BV
         0.625%, 05/03/23.................................. EUR  2,500  $ 2,858,690
ABN AMRO Bank NV
         0.500%, 07/17/23.................................. EUR    500      568,072
Airbus Finance BV
(OMEGA)  2.700%, 04/17/23..................................        500      496,770
Bayer Capital Corp.
         0.625%, 12/15/22.................................. EUR  1,500    1,699,590
Bayer Capital Corp. BV
         1.250%, 11/13/23.................................. EUR  1,009    1,174,351
BMW Finance NV
         1.250%, 09/05/22.................................. EUR    600      697,927
         0.500%, 11/22/22.................................. EUR  1,400    1,588,848
Cooperatieve Rabobank UA
         2.375%, 05/22/23.................................. EUR  3,700    4,534,520
Deutsche Telekom International Finance BV
(OMEGA)  1.950%, 09/19/21..................................      1,500    1,467,766
         4.250%, 07/13/22.................................. EUR    800    1,015,605
Enel Finance International NV
         5.000%, 09/14/22.................................. EUR    622      815,853
Heineken NV
(OMEGA)  3.400%, 04/01/22..................................      1,011    1,031,999
Iberdrola International BV
         1.750%, 09/17/23.................................. EUR    500      600,927
ING Bank NV
(OMEGA)  2.750%, 03/22/21..................................      1,500    1,497,837
         4.500%, 02/21/22.................................. EUR  1,000    1,263,264
ING Groep NV
         0.750%, 03/09/22.................................. EUR  1,600    1,824,455
Koninklijke Philips NV
         0.500%, 09/06/23.................................. EUR  1,000    1,138,476
Mondelez International Holdings Netherlands BV
(OMEGA)  2.000%, 10/28/21..................................      3,000    2,930,538
Mylan NV
         3.750%, 12/15/20..................................        885      893,497
Shell International Finance BV
         1.875%, 05/10/21..................................      1,000      986,318
         2.250%, 01/06/23..................................      2,000    1,971,693
Siemens Financieringsmaatschappij NV
(OMEGA)  1.700%, 09/15/21..................................      1,000      976,082
         2.900%, 05/27/22..................................      1,500    1,506,166
         0.375%, 09/06/23.................................. EUR  1,966    2,240,092
Unilever NV
         0.000%, 04/29/20.................................. EUR  1,000    1,123,447
         0.500%, 02/03/22.................................. EUR  1,125    1,284,074
Volkswagen International Finance NV
         0.875%, 01/16/23.................................. EUR  1,000    1,143,342
                                                                        -----------
TOTAL NETHERLANDS..........................................              39,330,199
                                                                        -----------

                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- ----------
                                                                 (000)
NORWAY -- (0.2%)
DNB Bank ASA
         0.600%, 09/25/23.................................. EUR  1,500  $1,714,834
                                                                        ----------
S.GEORGIA/S.SAN -- (0.3%)
Credit Suisse Group Funding
Guernsey, Ltd.
         1.250%, 04/14/22.................................. EUR  2,100   2,427,694
                                                                        ----------
SPAIN -- (1.3%)
Banco Santander SA
         3.848%, 04/12/23..................................      3,000   3,060,892
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19..................................         99      99,698
Santander Holdings USA, Inc.
         2.650%, 04/17/20..................................        800     797,943
Spain Government Bond
         0.450%, 10/31/22.................................. EUR  3,000   3,437,320
Telefonica Emisiones SA
         5.462%, 02/16/21..................................      1,185   1,237,818
         3.987%, 01/23/23.................................. EUR    300     382,897
Telefonica Emisiones SAU
         5.134%, 04/27/20..................................        200     204,376
         2.242%, 05/27/22.................................. EUR    400     477,153
                                                                        ----------
TOTAL SPAIN................................................              9,698,097
                                                                        ----------
SWEDEN -- (1.0%)
Svensk Exportkredit AB
         1.875%, 06/23/20..................................      1,000     993,477
Svenska Handelsbanken AB
         0.500%, 03/21/23.................................. EUR    900   1,024,794
Swedbank AB
         0.250%, 11/07/22.................................. EUR  3,000   3,357,110
Telefonaktiebolaget LM Ericsson
         4.125%, 05/15/22..................................      2,000   2,035,000
                                                                        ----------
TOTAL SWEDEN...............................................              7,410,381
                                                                        ----------
SWITZERLAND -- (0.2%)
Credit Suisse AG
         3.000%, 10/29/21..................................      1,457   1,465,152
                                                                        ----------
UNITED KINGDOM -- (5.8%)
AstraZeneca P.L.C
         2.375%, 11/16/20..................................      2,250   2,236,368
         2.375%, 06/12/22..................................      1,500   1,481,652
Barclays P.L.C
         2.750%, 11/08/19..................................      1,000     998,109
         1.500%, 04/01/22.................................. EUR  1,100   1,275,299
BAT International Finance P.L.C
         3.625%, 11/09/21.................................. EUR    700     852,542
         1.000%, 05/23/22.................................. EUR  1,333   1,526,036
(OMEGA)  3.250%, 06/07/22..................................      1,000   1,001,271

DFA TARGETED CREDIT PORTFOLIO

CONTINUED


                                                                 FACE
                                                                AMOUNT^   VALUE+
                                                                ------- -----------
                                                                 (000)
UNITED KINGDOM -- (Continued)
         2.375%, 01/19/23.................................. EUR    500  $   601,393
BP Capital Markets P.L.C.
         3.561%, 11/01/21..................................      2,000    2,041,934
         1.373%, 03/03/22.................................. EUR  2,146    2,503,089
British Telecommunications P.L.C.
         0.500%, 06/23/22.................................. EUR  3,100    3,501,669
Coca-Cola European Partners P.L.C.
         0.750%, 02/24/22.................................. EUR  1,846    2,111,698
         2.625%, 11/06/23.................................. EUR  1,200    1,488,252
GlaxoSmithKline Capital P.L.C.
         0.625%, 12/02/19.................................. EUR  3,500    3,943,895
GlaxoSmithKline Capital P.L.C.
         2.850%, 05/08/22..................................      1,000    1,002,607
HSBC Holdings P.L.C.
         3.400%, 03/08/21..................................      2,000    2,020,458
         4.000%, 03/30/22..................................        700      720,956
Lloyds Banking Group P.L.C.
         3.100%, 07/06/21..................................      1,000    1,002,687
         3.000%, 01/11/22..................................        600      597,847
Nationwide Building Society
         0.625%, 04/19/23.................................. EUR  3,600    4,090,394
Natwest Markets P.L.C.
         1.125%, 06/14/23.................................. EUR    500      568,713
PPL WEM, Ltd. / Western Power Distribution, Ltd.
(OMEGA)  5.375%, 05/01/21..................................        500      516,125
Santander UK Group Holdings P.L.C.
#        2.875%, 08/05/21..................................      1,000      994,426
Sky P.L.C.
(OMEGA)  2.625%, 09/16/19..................................        750      749,225
TechnipFMC P.L.C.
         3.450%, 10/01/22..................................      1,000    1,007,835
Vodafone Group P.L.C.
         2.500%, 09/26/22..................................      1,000      991,230
         1.750%, 08/25/23.................................. EUR  1,750    2,080,436
                                                                        -----------
TOTAL UNITED KINGDOM.......................................              41,906,146
                                                                        -----------
UNITED STATES -- (63.0%)
ABB Finance USA, Inc.
         2.875%, 05/08/22..................................        500      502,175
AbbVie, Inc.
         2.900%, 11/06/22..................................      2,500    2,491,597
Activision Blizzard, Inc.
         2.600%, 06/15/22..................................        600      595,503
Aetna, Inc.
         4.125%, 06/01/21..................................        916      936,901
Aflac, Inc.
         3.625%, 06/15/23..................................        500      516,534

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- ----------
                                                             (000)
 UNITED STATES -- (Continued)
 Agilent Technologies, Inc.
     5.000%, 07/15/20..................................        435  $  446,427
 Allergan Finance LLC
     3.250%, 10/01/22..................................      1,000     998,728
 Allergan Funding SCS
     3.450%, 03/15/22..................................      3,000   3,015,516
 Ally Financial, Inc.
     7.500%, 09/15/20..................................        500     526,250
     4.125%, 02/13/22..................................      1,525   1,542,156
 Altria Group, Inc.
     2.850%, 08/09/22..................................      2,516   2,504,426
 Amazon.com, Inc.
     3.300%, 12/05/21..................................        320     327,004
 Ameren Corp.
     2.700%, 11/15/20..................................      1,525   1,520,242
 American Express Co.
     2.500%, 08/01/22..................................      3,000   2,968,776
 American Express Credit Corp.
     0.625%, 11/22/21.................................. EUR    700     797,894
 American Honda Finance Corp.
     0.550%, 03/17/23.................................. EUR  1,500   1,705,719
 American International Group, Inc.
     4.875%, 06/01/22..................................      1,750   1,846,677
     1.500%, 06/08/23.................................. EUR  1,400   1,625,078
 AmerisourceBergen Corp.
     3.500%, 11/15/21..................................      3,053   3,089,916
 Amgen, Inc.
     4.100%, 06/15/21..................................      1,000   1,024,281
     1.250%, 02/25/22.................................. EUR  1,500   1,738,287
 Andeavor Logistics L.P. / Tesoro Logistics Finance
   Corp.
     5.500%, 10/15/19..................................        500     504,340
 Anixter, Inc.
     5.125%, 10/01/21..................................      1,175   1,211,719
     5.500%, 03/01/23..................................        220     231,000
 Anthem, Inc.
     4.350%, 08/15/20..................................        200     203,699
     3.125%, 05/15/22..................................      3,000   3,016,651
 Aon P.L.C.
     2.800%, 03/15/21..................................      1,500   1,499,566
 Apache Corp.
     3.250%, 04/15/22..................................      1,854   1,869,378
 #   2.625%, 01/15/23..................................        288     281,458
 Apple, Inc.
     2.300%, 05/11/22..................................        500     496,165
     2.100%, 09/12/22..................................        700     690,122
 Arconic, Inc.
     5.870%, 02/23/22..................................      1,200   1,258,737
 Arrow Electronics, Inc.
     3.500%, 04/01/22..................................        700     707,867

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
Ashland LLC
         4.750%, 08/15/22....................................      1,920  $1,968,000
AT&T, Inc.
         4.600%, 02/15/21....................................        600     616,801
         3.875%, 08/15/21....................................        300     307,390
         1.450%, 06/01/22.................................... EUR    400     466,344
         1.050%, 09/05/23.................................... EUR    500     578,264
AutoZone, Inc.
         2.500%, 04/15/21....................................      1,695   1,682,573
Avnet, Inc.
         4.875%, 12/01/22....................................      3,000   3,143,762
BAE Systems Holdings, Inc.
(OMEGA)  2.850%, 12/15/20....................................      1,650   1,648,562
Baker Hughes a GE Co. LLC
         3.200%, 08/15/21....................................        309     311,612
Ball Corp.
         4.375%, 12/15/20....................................        500     508,125
         5.000%, 03/15/22....................................        750     780,000
Bank of America Corp.
         2.625%, 10/19/20....................................        120     120,085
         5.700%, 01/24/22....................................      1,000   1,077,215
         3.228%, 06/22/22.................................... CAD  2,000   1,530,253
         1.625%, 09/14/22.................................... EUR  1,050   1,233,526
Bank of New York Mellon Corp. (The)
         2.450%, 11/27/20....................................        301     300,289
         2.600%, 02/07/22....................................      1,000     997,119
#        3.500%, 04/28/23....................................      1,550   1,589,510
Baxalta, Inc.
         2.875%, 06/23/20....................................        120     119,870
Baxter International, Inc.
         1.700%, 08/15/21....................................      2,500   2,439,477
BB&T Corp.
         2.750%, 04/01/22....................................      2,000   2,001,560
Becton Dickinson and Co.
         3.125%, 11/08/21....................................      2,700   2,711,903
Bemis Co., Inc.
         4.500%, 10/15/21....................................        500     515,166
Best Buy Co., Inc.
         5.500%, 03/15/21....................................      2,000   2,077,119
Biogen, Inc.
         3.625%, 09/15/22....................................      3,500   3,564,989
BMW US Capital LLC
         0.625%, 04/20/22.................................... EUR    750     855,280
Booking Holdings, Inc.
         0.800%, 03/10/22.................................... EUR  2,900   3,321,422
Boston Scientific Corp.
         3.375%, 05/15/22....................................      2,500   2,533,837
Burlington Northern Santa Fe LLC
         3.450%, 09/15/21....................................      1,000   1,016,038
CA, Inc.
         5.375%, 12/01/19....................................        700     708,717

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Campbell Soup Co.
    2.500%, 08/02/22....................................        886  $  867,240
Capital One Financial Corp.
    4.750%, 07/15/21....................................      1,900   1,978,744
    3.200%, 01/30/23....................................      2,000   2,008,322
Carpenter Technology Corp.
    5.200%, 07/15/21....................................      1,420   1,454,243
CBS Corp.
    3.375%, 03/01/22....................................      1,000   1,012,378
Celgene Corp.
    3.550%, 08/15/22....................................      3,307   3,370,220
CF Industries, Inc.
    3.450%, 06/01/23....................................        240     234,900
Charles Schwab Corp. (The)
    4.450%, 07/22/20....................................        200     204,533
Chevron Corp.
    2.100%, 05/16/21....................................        657     651,274
    2.498%, 03/03/22....................................      1,000     996,666
    2.355%, 12/05/22....................................      4,000   3,954,880
Choice Hotels International, Inc.
    5.750%, 07/01/22....................................      1,430   1,522,950
Church & Dwight Co., Inc.
    2.875%, 10/01/22....................................      2,000   2,004,074
Cigna Holding Co.
    4.000%, 02/15/22....................................      2,400   2,460,184
CIT Group, Inc.
    5.000%, 08/01/23....................................        335     349,573
Citigroup, Inc.
    2.700%, 03/30/21....................................      1,100   1,098,602
    1.375%, 10/27/21.................................... EUR    400     464,049
    3.390%, 11/18/21.................................... CAD  2,000   1,530,999
Citizens Bank NA
    2.550%, 05/13/21....................................      1,600   1,592,707
    2.650%, 05/26/22....................................      1,000     991,044
CMS Energy Corp.
    5.050%, 03/15/22....................................        500     528,036
CNA Financial Corp.
    5.750%, 08/15/21....................................        720     766,388
CNH Industrial Capital LLC
    3.875%, 10/15/21....................................      1,000   1,013,700
    4.375%, 04/05/22....................................        250     258,475
CNO Financial Group, Inc.
    4.500%, 05/30/20....................................      1,400   1,414,000
Coca-Cola Co. (The)
    0.500%, 03/08/24.................................... EUR  1,650   1,881,598
Coca-Cola European Partners US LLC
    4.500%, 09/01/21....................................        270     276,670
Comcast Corp.
    3.125%, 07/15/22....................................      1,000   1,013,548
Conagra Brands, Inc.
    3.200%, 01/25/23....................................      2,643   2,659,198

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
Consolidated Edison, Inc.
#        2.000%, 05/15/21...................................      1,860  $1,832,847
Constellation Brands, Inc.
         2.700%, 05/09/22...................................      2,475   2,459,227
         3.200%, 02/15/23...................................      1,000   1,005,291
Continental Resources, Inc.
         4.500%, 04/15/23...................................        100     103,521
Cox Communications, Inc.
(OMEGA)  3.250%, 12/15/22...................................      2,192   2,206,928
CVS Health Corp.
#        2.800%, 07/20/20...................................        500     499,513
         4.125%, 05/15/21...................................        800     816,798
         2.125%, 06/01/21...................................        500     492,055
         2.750%, 12/01/22...................................      1,000     986,138
Daimler Finance North America LLC
(OMEGA)  2.850%, 01/06/22...................................      2,500   2,494,328
DCP Midstream Operating L.P.
#        4.950%, 04/01/22...................................      1,200   1,230,000
Dell, Inc.
         4.625%, 04/01/21...................................        500     508,125
Discovery Communications LLC
         2.750%, 11/15/19...................................        575     573,653
         4.375%, 06/15/21...................................      2,176   2,239,510
Dollar Tree, Inc.
         3.700%, 05/15/23...................................      4,000   4,065,189
Dow Chemical Co. (The)
         4.250%, 11/15/20...................................        187     190,465
         3.000%, 11/15/22...................................      1,000   1,001,200
Duke Energy Corp.
         2.400%, 08/15/22...................................      1,775   1,752,841
E*TRADE Financial Corp.
         2.950%, 08/24/22...................................      3,500   3,495,310
Eastman Chemical Co.
         4.500%, 01/15/21...................................         34      34,819
         1.500%, 05/26/23................................... EUR  1,000   1,175,224
Eaton Corp.
         2.750%, 11/02/22...................................      1,500   1,498,430
eBay, Inc.
#        2.875%, 08/01/21...................................      1,500   1,500,182
         2.600%, 07/15/22...................................        500     495,371
         2.750%, 01/30/23...................................        416     412,452
Ecolab, Inc.
         4.350%, 12/08/21...................................      1,224   1,273,170
         2.375%, 08/10/22...................................      3,175   3,150,271
Edgewell Personal Care Co.
         4.700%, 05/19/21...................................        900     918,000
         4.700%, 05/24/22...................................        850     877,625
Edison International
         2.400%, 09/15/22...................................      2,454   2,332,714
Electronic Arts, Inc.
         3.700%, 03/01/21...................................      1,962   1,991,797

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
EMC Corp.
         2.650%, 06/01/20...................................      1,000  $  994,763
#        3.375%, 06/01/23...................................        131     127,670
EMD Finance LLC
(OMEGA)  2.950%, 03/19/22...................................      3,288   3,271,174
Energy Transfer Partners L.P.
         3.600%, 02/01/23...................................      2,500   2,511,474
Enterprise Products Operating LLC
         5.250%, 01/31/20...................................        400     406,579
         2.850%, 04/15/21...................................      1,500   1,500,357
Equifax, Inc.
         3.300%, 12/15/22...................................      2,652   2,667,032
Evergy, Inc.
         4.850%, 06/01/21...................................        915     942,629
Eversource Energy
         2.500%, 03/15/21...................................        900     895,322
Exelon Corp.
         5.150%, 12/01/20...................................        300     309,025
Exelon Generation Co. LLC
         2.950%, 01/15/20...................................        150     150,053
         4.000%, 10/01/20...................................      1,000   1,014,016
         3.400%, 03/15/22...................................      1,000   1,014,747
         4.250%, 06/15/22...................................        500     518,436
Express Scripts Holding Co.
         3.300%, 02/25/21...................................      2,000   2,013,789
         3.900%, 02/15/22...................................        500     512,199
FedEx Corp.
         1.000%, 01/11/23................................... EUR  1,000   1,152,261
Fidelity National Information Services, Inc.
         2.250%, 08/15/21...................................      2,000   1,977,253
Fifth Third Bancorp
         3.500%, 03/15/22...................................      3,000   3,057,807
Fluor Corp.
         1.750%, 03/21/23................................... EUR  3,500   4,117,101
Ford Motor Credit Co. LLC
         3.200%, 01/15/21...................................        800     794,535
         3.336%, 03/18/21...................................      1,500   1,494,879
Fortune Brands Home & Security, Inc.
         3.000%, 06/15/20...................................        500     500,985
Gap, Inc. (The)
         5.950%, 04/12/21...................................      1,296   1,350,188
GATX Corp.
         2.500%, 07/30/19...................................        500     499,383
         4.750%, 06/15/22...................................      3,000   3,111,425
General Electric Co.
         0.375%, 05/17/22................................... EUR  3,000   3,360,199
         2.700%, 10/09/22...................................      1,500   1,480,486
General Mills, Inc.
         3.150%, 12/15/21...................................        985     992,317

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
General Motors Financial Co., Inc.
         3.200%, 07/06/21..................................       2,800  $2,798,563
         3.450%, 01/14/22..................................         800     805,694
Gilead Sciences, Inc.
         4.400%, 12/01/21..................................       2,005   2,081,067
Goldman Sachs Group, Inc. (The)
         5.375%, 03/15/20..................................         500     510,892
         2.625%, 04/25/21..................................       1,000     997,078
         5.250%, 07/27/21..................................         750     788,461
         5.750%, 01/24/22..................................         957   1,026,537
         3.250%, 02/01/23.................................. EUR     291     359,344
Graphic Packaging International LLC
         4.750%, 04/15/21..................................       1,320   1,353,330
         4.875%, 11/15/22..................................         700     715,750
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.550%, 06/09/22..................................       3,500   3,424,113
Harris Corp.
         2.700%, 04/27/20..................................         382     381,412
Hartford Financial Services Group, Inc. (The)
         5.125%, 04/15/22..................................         400     425,601
Hasbro, Inc.
         3.150%, 05/15/21..................................       1,384   1,388,757
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20..................................         236     238,220
Huntington Bancshares, Inc.
         3.150%, 03/14/21..................................       1,500   1,509,479
         2.300%, 01/14/22..................................         400     394,352
Huntington National Bank (The)
         2.400%, 04/01/20..................................         500     498,753
Illinois Tool Works, Inc.
         1.250%, 05/22/23.................................. EUR   1,000   1,173,620
International Business Machines Corp.
         0.375%, 01/31/23.................................. EUR   2,625   2,971,541
         1.250%, 05/26/23.................................. EUR   1,500   1,759,445
Johnson Controls International P.L.C.
         1.000%, 09/15/23.................................. EUR   3,200   3,650,202
JPMorgan Chase & Co.
         2.550%, 10/29/20..................................         400     399,196
         2.750%, 08/24/22.................................. EUR   2,868   3,494,806
         0.625%, 01/25/24.................................. EUR   1,333   1,512,121
Kellogg Co.
         4.000%, 12/15/20..................................         800     815,666
         0.800%, 11/17/22.................................. EUR   2,840   3,250,116

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
Keurig Dr Pepper, Inc.
         2.700%, 11/15/22..................................       1,000  $  983,857
KeyBank NA
         2.300%, 09/14/22..................................         550     543,022
KeyCorp
         2.900%, 09/15/20..................................         700     702,207
Kraft Heinz Foods Co.
         3.500%, 06/06/22..................................       2,900   2,935,206
Kroger Co. (The)
         3.300%, 01/15/21..................................       1,167   1,175,207
         3.400%, 04/15/22..................................         975     988,218
         2.800%, 08/01/22..................................       1,500   1,494,255
L Brands, Inc.
         5.625%, 02/15/22..................................       1,450   1,504,375
L3 Technologies, Inc.
#        4.950%, 02/15/21..................................         164     168,934
Laboratory Corp. of America Holdings
         3.200%, 02/01/22..................................         900     904,807
Leidos Holdings, Inc.
         4.450%, 12/01/20..................................       1,100   1,113,836
Lennar Corp.
         6.625%, 05/01/20..................................         600     618,000
         8.375%, 01/15/21..................................         500     542,450
         4.125%, 01/15/22..................................       1,400   1,412,250
Liberty Mutual Group, Inc.
(OMEGA)  5.000%, 06/01/21..................................       2,400   2,489,819
(OMEGA)  4.950%, 05/01/22..................................         615     646,005
Lincoln National Corp.
         6.250%, 02/15/20..................................         300     307,798
         4.850%, 06/24/21..................................         880     915,064
LyondellBasell Industries NV
         6.000%, 11/15/21..................................       1,677   1,786,802
Macy's Retail Holdings, Inc.
         3.450%, 01/15/21..................................       1,500   1,510,393
         3.875%, 01/15/22..................................         500     503,915
#        2.875%, 02/15/23..................................         363     352,883
Manufacturers & Traders Trust Co.
         2.500%, 05/18/22..................................       2,300   2,286,335
Marathon Petroleum Corp.
         3.400%, 12/15/20..................................       2,100   2,116,925
Marriott International, Inc.
         2.875%, 03/01/21..................................         800     799,696
Marsh & McLennan Cos., Inc.
         2.750%, 01/30/22..................................       2,260   2,259,061
Mattel, Inc.
         2.350%, 08/15/21..................................       1,900   1,819,250
McDonald's Corp.
         1.000%, 11/15/23.................................. EUR   2,000   2,324,109
Mead Johnson Nutrition Co.
         3.000%, 11/15/20..................................         919     922,291
Meritage Homes Corp.
         7.150%, 04/15/20..................................       1,300   1,339,000

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                    FACE
                                                                   AMOUNT^   VALUE+
                                                                   ------- ----------
                                                                    (000)
UNITED STATES -- (Continued)
MGM Resorts International
          7.750%, 03/15/22....................................      2,000  $2,212,500
Molson Coors Brewing Co.
          2.100%, 07/15/21....................................      2,000   1,965,269
Morgan Stanley
#         2.500%, 04/21/21....................................      1,000     994,643
#         5.500%, 07/28/21....................................        200     211,136
          3.125%, 08/05/21.................................... CAD  1,600   1,217,204
#         2.625%, 11/17/21....................................      1,500   1,494,409
          1.875%, 03/30/23.................................... EUR    500     592,990
Mosaic Co. (The)
          3.750%, 11/15/21....................................      2,000   2,030,820
Murphy Oil Corp.
          4.000%, 06/01/22....................................      1,021   1,019,653
Mylan, Inc.
(OMEGA)   3.125%, 01/15/23....................................      1,000     981,167
National Grid North America, Inc.
          0.750%, 08/08/23.................................... EUR  2,000   2,283,586
National Oilwell Varco, Inc.
          2.600%, 12/01/22....................................      1,500   1,471,558
NetApp, Inc.
          3.375%, 06/15/21....................................      2,000   2,016,893
          3.250%, 12/15/22....................................        935     941,787
Newfield Exploration Co.
          5.750%, 01/30/22....................................      2,420   2,579,592
Newmont Goldcorp Corp.
          3.500%, 03/15/22....................................      1,000   1,012,198
Newmont Goldcorp Corp.
(OMEGA)   3.625%, 06/09/21....................................      1,700   1,713,874
NextEra Energy Capital Holdings, Inc.
          4.500%, 06/01/21....................................      1,000   1,030,773
Nissan Motor Acceptance Corp.
(OMEGA)   2.550%, 03/08/21....................................      1,100   1,085,920
(OMEGA)   2.650%, 07/13/22....................................      1,000     978,787
#(OMEGA)  2.600%, 09/28/22....................................      1,000     978,344
Noble Energy, Inc.
          4.150%, 12/15/21....................................      1,676   1,717,073
Nordstrom, Inc.
          4.750%, 05/01/20....................................      1,000   1,018,000
          4.000%, 10/15/21....................................      1,000   1,022,946
Northern Trust Corp.
#         3.375%, 08/23/21....................................      2,035   2,077,228
Northrop Grumman Corp.
#         2.550%, 10/15/22....................................      3,000   2,969,788
NuStar Logistics L.P.
          6.750%, 02/01/21....................................      1,083   1,126,320
NVIDIA Corp.
          2.200%, 09/16/21....................................      1,493   1,475,671
Occidental Petroleum Corp.
          3.125%, 02/15/22....................................        206     207,174

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
Omnicom Group, Inc. / Omnicom Capital, Inc.
         3.625%, 05/01/22....................................      3,011  $3,071,549
ONEOK, Inc.
         4.250%, 02/01/22....................................      1,066   1,096,533
Oracle Corp.
         2.500%, 05/15/22....................................      4,250   4,228,793
         2.500%, 10/15/22....................................      1,951   1,937,301
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)  3.375%, 02/01/22....................................      2,104   2,115,113
(OMEGA)  4.250%, 01/17/23....................................      1,709   1,767,044
Philip Morris International, Inc.
         1.750%, 03/19/20.................................... EUR    500     569,894
         2.375%, 08/17/22....................................      2,291   2,260,256
         2.500%, 08/22/22....................................      1,095   1,084,765
Phillips 66
         4.300%, 04/01/22....................................      1,500   1,562,967
Plains All American Pipeline L.P. / PAA Finance Corp.
         2.850%, 01/31/23....................................      1,500   1,467,006
PNC Bank NA
#        2.550%, 12/09/21....................................      3,500   3,491,928
PolyOne Corp.
         5.250%, 03/15/23....................................      1,400   1,452,500
Praxair, Inc.
         1.200%, 02/12/24.................................... EUR  3,000   3,537,729
Precision Castparts Corp.
         2.500%, 01/15/23....................................        806     802,091
Procter & Gamble Co. (The)
         2.150%, 08/11/22....................................      1,500   1,483,088
Progress Energy, Inc.
         4.400%, 01/15/21....................................      1,100   1,125,551
PulteGroup, Inc.
         4.250%, 03/01/21....................................      1,475   1,493,438
QEP Resources, Inc.
         5.375%, 10/01/22....................................      1,500   1,475,625
QUALCOMM, Inc.
         3.000%, 05/20/22....................................      1,145   1,152,968
         2.600%, 01/30/23....................................      2,400   2,378,646
Radian Group, Inc.
         7.000%, 03/15/21....................................      1,205   1,280,313
Regions Financial Corp.
         3.200%, 02/08/21....................................      1,300   1,309,138
         2.750%, 08/14/22....................................      1,500   1,492,099
Republic Services, Inc.
         3.550%, 06/01/22....................................      1,000   1,020,575
Rockies Express Pipeline LLC
(OMEGA)  5.625%, 04/15/20....................................      1,100   1,124,585
Rockwell Collins, Inc.
         2.800%, 03/15/22....................................      2,000   1,995,070
Roper Technologies, Inc.
         3.000%, 12/15/20....................................      1,200   1,201,644
         2.800%, 12/15/21....................................      1,000     997,405

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
Ryder System, Inc.
          3.450%, 11/15/21..................................         900  $  912,091
#         3.400%, 03/01/23..................................       2,000   2,020,993
Santander Holdings USA, Inc.
          3.700%, 03/28/22..................................       1,000   1,012,574
          3.400%, 01/18/23..................................       1,000   1,000,681
SCANA Corp.
          6.250%, 04/01/20..................................         242     247,141
          4.750%, 05/15/21..................................         440     449,867
Sealed Air Corp.
#(OMEGA)  6.500%, 12/01/20..................................       1,449   1,506,960
(OMEGA)   4.875%, 12/01/22..................................         800     826,000
Sempra Energy
          2.875%, 10/01/22..................................         600     595,837
Sherwin-Williams Co. (The)
          2.750%, 06/01/22..................................       2,000   1,987,072
Southern Co. (The)
#         2.750%, 06/15/20..................................         250     249,848
Southern Power Co.
          2.500%, 12/15/21..................................         898     889,996
          1.000%, 06/20/22.................................. EUR     950   1,096,311
Stryker Corp.
          2.625%, 03/15/21..................................       2,086   2,080,083
          1.125%, 11/30/23.................................. EUR   1,333   1,556,754
Sunoco Logistics Partners Operations L.P.
          3.450%, 01/15/23..................................         500     500,850
SunTrust Bank
          2.450%, 08/01/22..................................       2,750   2,722,571
SunTrust Banks, Inc.
          2.900%, 03/03/21..................................         150     150,437
Symantec Corp.
          4.200%, 09/15/20..................................       1,000   1,013,020
#         3.950%, 06/15/22..................................       1,200   1,202,956
Sysco Corp.
          2.600%, 06/12/22..................................       1,577   1,563,914
          1.250%, 06/23/23.................................. EUR     375     432,753
Thermo Fisher Scientific, Inc.
          4.500%, 03/01/21..................................         830     855,257
          2.150%, 07/21/22.................................. EUR     500     597,259
Time Warner Cable LLC
          5.000%, 02/01/20..................................       1,100   1,115,472
          4.125%, 02/15/21..................................         100     101,586
T-Mobile USA, Inc.
#         4.000%, 04/15/22..................................       1,239   1,251,390
Toll Brothers Finance Corp.
          5.875%, 02/15/22..................................       1,100   1,160,500
Total System Services, Inc.
          3.800%, 04/01/21..................................         234     237,228
Toyota Motor Credit Corp.
          2.600%, 01/11/22..................................       5,776   5,783,047
Travelers Cos., Inc. (The)
          3.900%, 11/01/20..................................         250     254,860

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (Continued)
 TRI Pointe Group, Inc.
     4.875%, 07/01/21..................................       1,100  $1,116,500
 Tupperware Brands Corp.
     4.750%, 06/01/21..................................       1,700   1,747,381
 Tyson Foods, Inc.
     4.500%, 06/15/22..................................       1,000   1,044,706
 United Continental Holdings, Inc.
     6.000%, 12/01/20..................................       1,000   1,038,750
 #   4.250%, 10/01/22..................................       1,000   1,008,750
 United Parcel Service, Inc.
     0.375%, 11/15/23.................................. EUR   3,632   4,114,524
 United Technologies Corp.
     1.250%, 05/22/23.................................. EUR     607     705,131
 UnitedHealth Group, Inc.
     2.125%, 03/15/21..................................         200     198,308
 #   2.875%, 12/15/21..................................         500     502,729
     2.375%, 10/15/22..................................       1,000     986,938
 Unum Group
     3.000%, 05/15/21..................................       1,000   1,001,513
 US Bancorp
 #   2.625%, 01/24/22..................................       1,000   1,000,420
     3.000%, 03/15/22..................................       2,000   2,019,000
 Verizon Communications, Inc.
     3.450%, 03/15/21..................................         215     217,878
     3.500%, 11/01/21..................................         350     358,392
     2.375%, 02/17/22.................................. EUR   2,500   2,987,002
 VF Corp.
     3.500%, 09/01/21..................................       1,040   1,057,192
 Walgreen Co.
     3.100%, 09/15/22..................................         500     501,114
 Walgreens Boots Alliance, Inc.
     3.300%, 11/18/21..................................       1,000   1,008,588
 Warner Media LLC
     2.100%, 06/01/19..................................         105     104,913
     1.950%, 09/15/23.................................. EUR   1,500   1,783,318
 Waste Management, Inc.
     4.600%, 03/01/21..................................       1,288   1,324,961
 Wells Fargo & Co.
     2.500%, 03/04/21..................................       2,000   1,989,957
     2.094%, 04/25/22.................................. CAD   3,000   2,218,773
     1.500%, 09/12/22.................................. EUR     750     876,627
 Western Gas Partners L.P.
     5.375%, 06/01/21..................................         175     182,242
     4.000%, 07/01/22..................................         800     817,242
 Western Union Co. (The)
     5.253%, 04/01/20..................................       1,000   1,020,827
 Whirlpool Corp.
     4.850%, 06/15/21..................................         436     452,378
 Williams Cos., Inc. (The)
     7.875%, 09/01/21..................................       1,200   1,326,452
     4.000%, 11/15/21..................................       1,848   1,895,992
 WR Berkley Corp.
     4.625%, 03/15/22..................................         975   1,020,516

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                                ------- ------------
                                                                 (000)
UNITED STATES -- (Continued)
WR Grace & Co-Conn
(OMEGA)  5.125%, 10/01/21....................................    1,600  $  1,656,000
Wyndham Destinations, Inc.
         4.250%, 03/01/22....................................    2,400     2,400,000
Xcel Energy, Inc.
         2.400%, 03/15/21....................................    2,000     1,986,340
Xilinx, Inc.
         3.000%, 03/15/21....................................      989       992,728
ZF North America Capital, Inc.
(OMEGA)  4.500%, 04/29/22....................................    2,299     2,352,479
Zimmer Biomet Holdings, Inc.
         3.150%, 04/01/22....................................    1,345     1,350,756
Zoetis, Inc.
         3.250%, 02/01/23....................................    1,000     1,008,213
                                                                        ------------
TOTAL UNITED STATES..........................................            459,669,711
                                                                        ------------
TOTAL BONDS..................................................            713,971,184
                                                                        ------------

                                                          SHARES      VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (2.2%)
@(S)  The DFA Short Term Investment Fund..............   1,356,163 $ 15,692,164
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $735,083,931).................................             $729,663,348
                                                                   ============

As of April 30, 2019, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                   UNREALIZED
                                                                    FOREIGN
                                                                    EXCHANGE
                                                      SETTLEMENT  APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD     COUNTERPARTY       DATE    (DEPRECIATION)
------------------  --------------- ----------------  ---------- --------------
EUR                                 State Street
       52,352,279   USD  58,388,497 Bank and Trust     05/02/19    $  329,849
USD                                 State Street
       51,914,663   EUR  46,099,084 Bank and Trust     05/02/19       209,905
USD                                 State Street
       73,255,418   EUR  64,977,597 Bank and Trust     05/06/19       357,300
USD                                 State Street
       53,643,645   EUR  47,315,320 Bank and Trust     05/22/19       487,278
USD                                 National
                                    Australia Bank
       20,489,192   CAD  27,354,297 Ltd.               07/10/19        34,935
                                                                   ----------
TOTAL APPRECIATION                                                 $1,419,267

USD     6,963,534   EUR   6,253,195 Citibank, N.A.     05/02/19    $  (50,053)
USD     2,308,659   EUR   2,061,283 Citibank, N.A.     05/22/19        (7,089)
USD                                 State Street
       58,656,984   EUR  52,338,642 Bank and Trust     06/28/19      (332,216)
                                                                   ----------
TOTAL (DEPRECIATION)                                               $ (389,358)
                                                                   ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                     $1,029,909
                                                                   ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------
                                LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                -------  ----------- ------- -----------
        Bonds
           Australia...........   --     $23,986,176   --    $23,986,176
           Belgium.............   --       4,918,572   --      4,918,572

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
          Canada..............   --    $ 42,398,408   --    $ 42,398,408
          Denmark.............   --       2,178,829   --       2,178,829
          Finland.............   --       6,585,947   --       6,585,947
          France..............   --      21,189,351   --      21,189,351
          Germany.............   --       9,841,700   --       9,841,700
          Ireland.............   --      12,691,516   --      12,691,516
          Italy...............   --       6,150,851   --       6,150,851
          Japan...............   --      15,002,254   --      15,002,254
          Luxembourg..........   --       5,405,366   --       5,405,366
          Netherlands.........   --      39,330,199   --      39,330,199
          Norway..............   --       1,714,834   --       1,714,834
          S.Georgia/S.San.....   --       2,427,694   --       2,427,694
          Spain...............   --       9,698,097   --       9,698,097
          Sweden..............   --       7,410,381   --       7,410,381
          Switzerland.........   --       1,465,152   --       1,465,152
          United Kingdom......   --      41,906,146   --      41,906,146
          United States.......   --     459,669,711   --     459,669,711
       Securities Lending
         Collateral...........   --      15,692,164   --      15,692,164
       Forward Currency
         Contracts**..........   --       1,029,909   --       1,029,909
                                 --    ------------   --    ------------
       TOTAL..................   --    $730,693,257   --    $730,693,257
                                 ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- -----------
                                                                   (000)
BONDS -- (93.3%)
AUSTRALIA -- (2.3%)
Australia & New Zealand Banking Group, Ltd.
          0.750%, 09/29/26.................................. EUR   3,000  $ 3,396,077
BHP Billiton Finance USA, Ltd.
          2.875%, 02/24/22..................................          13       13,135
BHP Billiton Finance, Ltd.
          3.250%, 09/24/27.................................. EUR   1,800    2,433,692
Commonwealth Bank of Australia
          5.000%, 03/19/20..................................           9        9,178
#(OMEGA)  2.850%, 05/18/26..................................         266      258,302
#(OMEGA)  3.150%, 09/19/27..................................          10        9,881
FMG Resources August 2006 Pty, Ltd.
#(OMEGA)  5.125%, 05/15/24..................................       2,000    2,030,000
Macquarie Bank, Ltd.
(OMEGA)   3.900%, 01/15/26..................................         289      293,846
National Australia Bank, Ltd.
          3.000%, 02/10/23.................................. AUD   2,000    1,453,551
          0.625%, 09/18/24.................................. EUR   4,000    4,545,587
#(OMEGA)  3.500%, 01/10/27..................................         351      356,309
Westpac Banking Corp.
          0.625%, 11/22/24.................................. EUR   1,000    1,136,901
          2.850%, 05/13/26..................................         104      101,177
          2.700%, 08/19/26..................................          23       22,244
          3.350%, 03/08/27..................................       2,319    2,333,069
                                                                          -----------
TOTAL AUSTRALIA.............................................               18,392,949
                                                                          -----------
BELGIUM -- (0.5%)
Anheuser-Busch InBev SA
          2.700%, 03/31/26.................................. EUR   1,000    1,272,359
          2.250%, 05/24/29.................................. GBP     600      758,678
Dexia Credit Local SA
          1.000%, 10/18/27.................................. EUR   1,600    1,869,224
                                                                          -----------
TOTAL BELGIUM...............................................                3,900,261
                                                                          -----------
CANADA -- (4.9%)
Alimentation Couche-Tard, Inc.
          1.875%, 05/06/26.................................. EUR     700      815,118
(OMEGA)   3.550%, 07/26/27..................................       1,620    1,590,795
Bank of Montreal
          2.700%, 12/09/26.................................. CAD   3,000    2,268,486
Bank of Nova Scotia (The)
          2.620%, 12/02/26.................................. CAD   2,000    1,502,023

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CANADA -- (Continued)
Canadian Imperial Bank of Commerce
    3.300%, 05/26/25.................................. CAD   5,300  $ 4,146,675
Canadian Natural Resources, Ltd.
    3.420%, 12/01/26.................................. CAD   1,000      756,102
Canadian Pacific Railway Co.
    2.900%, 02/01/25..................................         535      532,742
    3.700%, 02/01/26..................................          45       45,668
Cenovus Energy, Inc.
#   3.000%, 08/15/22..................................         719      709,371
Enbridge, Inc.
    4.000%, 10/01/23..................................          34       35,214
#   3.500%, 06/10/24..................................          15       15,153
Husky Energy, Inc.
    3.600%, 03/10/27.................................. CAD   2,000    1,523,744
Nutrien, Ltd.
    3.625%, 03/15/24..................................         540      546,908
    3.000%, 04/01/25..................................          40       38,966
Province of British Columbia Canada
    6.500%, 01/15/26..................................          93      112,749
Province of Ontario Canada
    2.900%, 06/02/28.................................. CAD   5,900    4,578,500
Province of Quebec
    3.700%, 05/20/26.................................. AUD   3,500    2,668,566
Province of Quebec Canada
    0.875%, 05/04/27.................................. EUR   3,800    4,412,257
    0.875%, 07/05/28.................................. EUR   6,800    7,842,671
Rogers Communications, Inc.
    3.000%, 03/15/23..................................          21       21,047
    4.000%, 03/13/24.................................. CAD   2,000    1,584,549
Royal Bank of Canada
    4.930%, 07/16/25.................................. CAD   2,000    1,710,293
Suncor Energy, Inc.
    3.600%, 12/01/24..................................          87       88,888
Thomson Reuters Corp.
#   4.300%, 11/23/23..................................          60       62,659
    3.850%, 09/29/24..................................          79       79,529
Toronto-Dominion Bank (The)
    1.994%, 03/23/22.................................. CAD      58       43,147
Toyota Credit Canada, Inc.
    2.020%, 02/28/22.................................. CAD      58       43,028
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20..................................          15       15,215
Videotron, Ltd.
#   5.000%, 07/15/22..................................         921      958,560
                                                                    -----------
TOTAL CANADA..........................................               38,748,623
                                                                    -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- -----------
                                                                   (000)
DENMARK -- (1.3%)
AP Moller - Maersk A.S.
          1.750%, 03/16/26.................................. EUR   2,500  $ 2,817,991
Denmark Government Bond
          0.500%, 11/15/27.................................. DKK  32,300    5,096,629
Kommunekredit
          2.900%, 11/27/26.................................. AUD   3,500    2,546,171
                                                                          -----------
TOTAL DENMARK...............................................               10,460,791
                                                                          -----------
FINLAND -- (0.2%)
Nokia Oyj
          4.375%, 06/12/27..................................       1,750    1,754,375
                                                                          -----------
FRANCE -- (6.0%)
Air Liquide Finance SA
          1.000%, 03/08/27.................................. EUR   1,100    1,294,917
BNP Paribas SA
          3.250%, 03/03/23..................................          22       22,365
          1.500%, 11/17/25.................................. EUR   1,200    1,400,476
BPCE SA
          4.000%, 04/15/24..................................         500      520,214
Credit Agricole SA
          2.375%, 05/20/24.................................. EUR   1,000    1,235,095
          1.375%, 05/03/27.................................. EUR   2,000    2,351,045
Electricite de France SA
#(OMEGA)  3.625%, 10/13/25..................................          40       40,778
          5.875%, 07/18/31.................................. GBP   1,200    2,101,840
Orange SA
          0.875%, 02/03/27.................................. EUR     500      567,442
          8.125%, 11/20/28.................................. GBP     964    1,854,026
Pernod Ricard SA
          1.500%, 05/18/26.................................. EUR     800      946,803
#(OMEGA)  3.250%, 06/08/26..................................         173      171,099
Sanofi
          0.500%, 01/13/27.................................. EUR   2,300    2,585,991
          1.125%, 04/05/28.................................. EUR   1,700    1,992,987
          1.375%, 03/21/30.................................. EUR   6,200    7,357,689
SNCF Mobilites
          5.375%, 03/18/27.................................. GBP     500      821,389
          1.500%, 02/02/29.................................. EUR   2,000    2,422,271
SNCF Reseau
          0.875%, 01/22/29.................................. EUR   2,000    2,280,438
SNCF Reseau EPIC
          5.250%, 12/07/28.................................. GBP   5,998   10,126,030
          1.125%, 05/25/30.................................. EUR   1,100    1,284,399
Societe Generale SA
          1.125%, 01/23/25.................................. EUR   1,200    1,356,408
Total Capital International SA
          2.100%, 06/19/19..................................          26       25,981
          3.750%, 04/10/24..................................         112      116,586
TOTAL CAPITAL INTL SA
          0.750%, 07/12/28.................................. EUR   1,000    1,139,750
Total Capital S.A.
          3.883%, 10/11/28..................................       3,000    3,179,259

                                                                 FACE
                                                                AMOUNT^    VALUE+
                                                               --------- -----------
                                                                 (000)
FRANCE -- (Continued)
Total System Services, Inc.
          4.800%, 04/01/26...............................             69 $    72,479
                                                                         -----------
TOTAL FRANCE.............................................                 47,267,757
                                                                         -----------
GERMANY -- (2.2%)
BMW US Capital LLC
(OMEGA)   2.800%, 04/11/26...............................            194     186,541
#(OMEGA)  3.300%, 04/06/27...............................             58      57,426
Daimler AG
          1.000%, 11/15/27............................... EUR      3,300   3,708,447
Deutsche Bank AG
          2.950%, 08/20/20...............................              2       1,987
          3.125%, 01/13/21...............................             23      22,759
          3.700%, 05/30/24...............................            113     108,941
Deutsche Telekom International Finance BV
          1.375%, 01/30/27............................... EUR        500     579,617
E.ON SE
          1.625%, 05/22/29............................... EUR      1,200   1,408,331
Kreditanstalt fuer Wiederaufbau
          2.050%, 02/16/26............................... JPY  1,087,000  11,258,108
                                                                         -----------
TOTAL GERMANY............................................                 17,332,157
                                                                         -----------
IRELAND -- (0.1%)
Perrigo Finance Unlimited Co.
          4.375%, 03/15/26...............................            500     492,732
                                                                         -----------
ITALY -- (0.9%)
Enel Finance International NV
(OMEGA)   4.875%, 06/14/29...............................          2,000   2,087,376
Eni SpA
          1.500%, 01/17/27............................... EUR      1,000   1,185,686
          1.125%, 09/19/28............................... EUR      1,700   1,931,781
Italy Buoni Poliennali Del Tesoro
          1.250%, 12/01/26............................... EUR      2,100   2,231,052
LYB International Finance II BV
          3.500%, 03/02/27...............................             35      34,069
                                                                         -----------
TOTAL ITALY..............................................                  7,469,964
                                                                         -----------
JAPAN -- (0.5%)
Beam Suntory, Inc.
          3.250%, 06/15/23...............................             21      20,815
Honda Canada Finance, Inc.
          3.444%, 05/23/25............................... CAD      2,000   1,553,139
Mitsubishi UFJ Financial Group, Inc.
          3.677%, 02/22/27...............................             35      35,897
Nomura Holdings, Inc.
          6.700%, 03/04/20...............................             16      16,519

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
JAPAN -- (Continued)
Sumitomo Mitsui Financial Group, Inc.
         3.784%, 03/09/26..................................          58  $    59,768
Toyota Motor Credit Corp.
         3.300%, 01/12/22..................................          30       30,544
         2.625%, 01/10/23..................................          75       75,115
         3.650%, 01/08/29..................................       2,000    2,072,753
                                                                         -----------
TOTAL JAPAN................................................                3,864,550
                                                                         -----------
LUXEMBOURG -- (2.4%)
Allergan Funding SCS
         3.800%, 03/15/25..................................         529      533,980
         2.625%, 11/15/28.................................. EUR     216      260,667
European Financial Stability Facility
         0.950%, 02/14/28.................................. EUR   1,900    2,254,650
Nestle Finance International, Ltd.
         1.250%, 11/02/29.................................. EUR   1,380    1,625,603
Novartis Finance SA
         1.625%, 11/09/26.................................. EUR   3,300    4,036,329
         1.125%, 09/30/27.................................. EUR   5,000    5,896,652
         0.625%, 09/20/28.................................. EUR   2,300    2,577,197
Whirlpool Finance Luxembourg Sarl
         1.250%, 11/02/26.................................. EUR   1,200    1,347,544
         1.100%, 11/09/27.................................. EUR     500      545,921
                                                                         -----------
TOTAL LUXEMBOURG...........................................               19,078,543
                                                                         -----------
NETHERLANDS -- (6.1%)
Bayer Capital Corp BV
         1.500%, 06/26/26.................................. EUR   2,700    3,114,744
BMW Finance NV
         1.125%, 01/10/28.................................. EUR     750      856,768
         1.500%, 02/06/29.................................. EUR   2,000    2,298,792
BNG Bank NV
         0.625%, 06/19/27.................................. EUR     500      575,767
Cooperatieve Rabobank UA
         3.875%, 02/08/22..................................          83       85,403
         1.250%, 03/23/26.................................. EUR   2,500    2,967,766
Deutsche Telekom International Finance BV
         1.125%, 05/22/26.................................. EUR   1,000    1,153,865
         2.250%, 04/13/29.................................. GBP   1,600    2,028,202
E.ON International Finance BV
         6.375%, 06/07/32.................................. GBP   1,150    2,072,352
Enel Finance International NV
         1.375%, 06/01/26.................................. EUR   1,500    1,736,880
Heineken NV
(OMEGA)  2.750%, 04/01/23..................................          26       25,913
         1.375%, 01/29/27.................................. EUR   1,200    1,413,610

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- -----------
                                                                  (000)
NETHERLANDS -- (Continued)
Iberdrola International BV
         0.375%, 09/15/25.................................. EUR   1,400  $ 1,563,153
ING Groep NV
         1.375%, 01/11/28.................................. EUR   2,100    2,401,001
Koninklijke KPN NV
         5.750%, 09/17/29.................................. GBP   1,500    2,257,557
Koninklijke Philips NV
         1.375%, 05/02/28.................................. EUR   2,000    2,343,721
Mylan NV
         3.125%, 11/22/28.................................. EUR   1,400    1,672,952
Sensata Technologies BV
(OMEGA)  5.000%, 10/01/25..................................       1,550    1,588,750
SHELL INTERNATIONAL FIN
         1.250%, 05/12/28.................................. EUR   4,000    4,748,404
Shell International Finance B.V.
         3.875%, 11/13/28..................................       1,200    1,267,767
Shell International Finance BV
         2.250%, 11/10/20..................................          54       53,825
         3.400%, 08/12/23..................................         123      126,196
         1.625%, 01/20/27.................................. EUR   6,208    7,593,066
Unilever NV
         1.000%, 02/14/27.................................. EUR   1,500    1,749,108
Volkswagen International Finance NV
         1.875%, 03/30/27.................................. EUR   2,000    2,272,811
                                                                         -----------
TOTAL NETHERLANDS..........................................               47,968,373
                                                                         -----------
NORWAY -- (3.4%)
Equinor ASA
         2.650%, 01/15/24..................................          81       80,453
         6.125%, 11/27/28.................................. GBP   1,250    2,228,525
         6.875%, 03/11/31.................................. GBP   5,250   10,357,425
Kommunalbanken A.S.
         3.000%, 12/09/26.................................. AUD  12,500    9,238,945
         3.400%, 07/24/28.................................. AUD   4,000    3,041,826
Norway Government Bond
(OMEGA)  1.500%, 02/19/26.................................. NOK  14,000    1,613,179
                                                                         -----------
TOTAL NORWAY...............................................               26,560,353
                                                                         -----------
SPAIN -- (0.6%)
Santander Holdings USA, Inc.
         4.500%, 07/17/25..................................         206      214,777
Santander UK P.L.C.
         4.000%, 03/13/24..................................         103      107,439
Telefonica Emisiones SA
         5.462%, 02/16/21..................................          10       10,446
Telefonica Emisiones SAU
         1.715%, 01/12/28.................................. EUR   3,300    3,868,180
Telefonica Europe BV
         8.250%, 09/15/30..................................         500      674,125
                                                                         -----------
TOTAL SPAIN................................................                4,874,967
                                                                         -----------

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          --------- -----------
                                                            (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.0%)
African Development Bank
    3.300%, 07/27/27................................ AUD      3,000 $ 2,257,423
Asian Development Bank
    2.350%, 06/21/27................................ JPY  1,990,000  21,452,752
European Investment Bank
    1.900%, 01/26/26................................ JPY    118,300   1,212,469
    2.150%, 01/18/27................................ JPY  1,337,700  14,181,265
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS........                 39,103,909
                                                                    -----------
SWEDEN -- (1.6%)
Svenska Handelsbanken AB
    0.250%, 02/28/22................................ EUR        110     124,346
Sweden Government Bond
    2.250%, 06/01/32................................ SEK     87,500  11,260,465
Telefonaktiebolaget LM Ericsson
#   4.125%, 05/15/22................................          1,323   1,346,153
                                                                    -----------
TOTAL SWEDEN........................................                 12,730,964
                                                                    -----------
SWITZERLAND -- (0.4%)
Credit Suisse AG
    1.500%, 04/10/26................................ EUR        700     834,933
UBS Group Funding Switzerland AG
    1.250%, 09/01/26................................ EUR      1,800   2,085,068
                                                                    -----------
TOTAL SWITZERLAND...................................                  2,920,001
                                                                    -----------
UNITED KINGDOM -- (7.8%)
Aon P.L.C.
#   4.000%, 11/27/23................................             47      48,781
    3.500%, 06/14/24................................            107     108,753
    2.875%, 05/14/26................................ EUR      1,400   1,729,413
AstraZeneca P.L.C
    3.375%, 11/16/25................................            802     811,124
    4.000%, 01/17/29................................          1,000   1,045,616
AstraZeneca P.L.C.
    2.375%, 11/16/20................................             34      33,794
    1.250%, 05/12/28................................ EUR      1,200   1,379,030
    5.750%, 11/13/31................................ GBP        450     790,487
Barclays Bank P.L.C.
    2.250%, 06/10/24................................ EUR        500     612,116
Barclays P.L.C.
    3.250%, 02/12/27................................ GBP      1,657   2,184,073
BAT International Finance P.L.C.
    4.000%, 09/04/26................................ GBP      1,220   1,706,878
    1.250%, 03/13/27................................ EUR      1,000   1,093,601
BP Capital Markets America, Inc.
    3.245%, 05/06/22................................             33      33,488

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED KINGDOM -- (Continued)
         3.119%, 05/04/26..................................          35  $   34,803
         3.017%, 01/16/27..................................         127     124,456
BP Capital Markets P.L.C.
#        3.535%, 11/04/24..................................          26      26,691
         1.077%, 06/26/25.................................. EUR   1,200   1,399,239
         1.594%, 07/03/28.................................. EUR   1,233   1,471,188
British Telecommunications P.L.C.
         1.000%, 11/21/24.................................. EUR   1,200   1,367,455
         1.500%, 06/23/27.................................. EUR     500     567,760
         3.125%, 11/21/31.................................. GBP     700     933,157
Centrica P.L.C.
         4.375%, 03/13/29.................................. GBP   1,000   1,484,490
Coca-Cola European Partners P.L.C.
         1.750%, 05/26/28.................................. EUR   1,400   1,681,675
Diageo Finance P.L.C.
         1.500%, 10/22/27.................................. EUR   1,000   1,189,740
GLAXOSMITHKLINE CAPITAL
         5.250%, 12/19/33.................................. GBP   1,388   2,412,764
GlaxoSmithKline Capital P.L.C.
         1.000%, 09/12/26.................................. EUR   1,500   1,726,567
HSBC Holdings P.L.C.
         4.000%, 03/30/22..................................          59      60,766
         2.625%, 08/16/28.................................. GBP   2,364   3,081,451
HSBC USA, Inc.
         3.500%, 06/23/24..................................         147     149,529
Lloyds Banking Group P.L.C.
         1.500%, 09/12/27.................................. EUR   2,100   2,383,341
Mead Johnson Nutrition Co.
         4.125%, 11/15/25..................................          69      72,772
Nationwide Building Society
         3.250%, 01/20/28.................................. GBP   1,500   2,093,756
Network Rail Infrastructure Finance P.L.C.
         4.375%, 12/09/30.................................. GBP     950   1,602,980
Rio Tinto Finance P.L.C.
         4.000%, 12/11/29.................................. GBP   2,000   3,068,892
Rolls-Royce P.L.C.
(OMEGA)  3.625%, 10/14/25..................................         520     521,458
         3.375%, 06/18/26.................................. GBP     800   1,106,963
Royal Bank of Scotland Group P.L.C.
         4.800%, 04/05/26..................................       3,000   3,149,140
Santander UK P.L.C.
         3.875%, 10/15/29.................................. GBP   1,478   2,211,568
Sky Ltd.
         2.500%, 09/15/26.................................. EUR   2,000   2,520,932
TechnipFMC P.L.C.
         3.450%, 10/01/22..................................          49      49,384
Transport for London
         4.000%, 09/12/33.................................. GBP   4,400   6,974,611

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED KINGDOM -- (Continued)
Unilever NV
    1.375%, 07/31/29................................... EUR    700  $   831,967
Vodafone Group P.L.C.
    4.375%, 03/16/21...................................         11       11,341
#   2.500%, 09/26/22...................................        113      112,009
    1.125%, 11/20/25................................... EUR    500      571,597
    1.500%, 07/24/27................................... EUR    350      404,800
    4.200%, 12/13/27................................... AUD  1,800    1,327,345
    7.875%, 02/15/30...................................         77       99,043
Western Power Distribution South West P.L.C.
    5.875%, 03/25/27................................... GBP    900    1,462,110
    2.375%, 05/16/29................................... GBP  1,300    1,680,383
                                                                    -----------
TOTAL UNITED KINGDOM...................................              61,545,277
                                                                    -----------
UNITED STATES -- (47.1%)
3M Co.
    1.500%, 11/09/26................................... EUR  1,100    1,321,935
    2.875%, 10/15/27...................................        168      166,988
ABB Finance USA, Inc.
    2.875%, 05/08/22...................................         45       45,196
Abbott Laboratories
    2.950%, 03/15/25...................................        146      145,757
AbbVie, Inc.
    2.900%, 11/06/22...................................         33       32,889
    3.600%, 05/14/25...................................      1,000    1,006,182
    4.250%, 11/14/28...................................      2,400    2,458,284
Activision Blizzard, Inc.
    3.400%, 06/15/27...................................      1,052    1,028,177
Adobe, Inc.
    3.250%, 02/01/25...................................         22       22,541
Advance Auto Parts, Inc.
    4.500%, 12/01/23...................................         14       14,685
AECOM
#   5.875%, 10/15/24...................................        500      530,000
    5.125%, 03/15/27...................................      1,200    1,204,512
Aetna, Inc.
    2.750%, 11/15/22...................................         97       95,784
    3.500%, 11/15/24...................................         63       63,069
Affiliated Managers Group, Inc.
    3.500%, 08/01/25...................................         30       30,277
Aflac, Inc.
    3.250%, 03/17/25...................................        129      130,378
Ahold Finance USA LLC
    6.875%, 05/01/29...................................          8        9,617
Air Products & Chemicals, Inc.
    2.750%, 02/03/23...................................         11       11,014
Alabama Power Co.
    2.800%, 04/01/25...................................         30       29,349
Albemarle Corp.
    4.150%, 12/01/24...................................         86       89,068

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Allergan Finance LLC
     3.250%, 10/01/22...................................         88  $   87,888
 Allergan Funding SCS
     3.450%, 03/15/22...................................        150     150,776
     2.125%, 06/01/29................................... EUR  1,500   1,719,338
 Allstate Corp. (The)
     3.150%, 06/15/23...................................         59      59,954
 Ally Financial, Inc.
 #   4.125%, 02/13/22...................................      1,250   1,264,062
 Alphabet, Inc.
     3.375%, 02/25/24...................................         53      54,819
     1.998%, 08/15/26...................................         86      81,127
 Altria Group, Inc.
     4.750%, 05/05/21...................................          2       2,074
     4.800%, 02/14/29...................................      2,500   2,592,805
 Ameren Corp.
     2.700%, 11/15/20...................................         12      11,963
 American Express Credit Corp.
     2.250%, 05/05/21...................................          2       1,984
     3.300%, 05/03/27...................................        131     132,981
 American Honda Finance Corp.
 #   2.300%, 09/09/26...................................        130     122,424
 American International Group, Inc.
     3.300%, 03/01/21...................................         17      17,117
 #   4.875%, 06/01/22...................................         17      17,939
     4.125%, 02/15/24...................................        118     123,197
     3.750%, 07/10/25...................................         95      96,128
     3.900%, 04/01/26...................................         46      46,597
     1.875%, 06/21/27................................... EUR  2,075   2,388,439
 American Water Capital Corp.
     3.850%, 03/01/24...................................         25      25,892
 Ameriprise Financial, Inc.
     4.000%, 10/15/23...................................         43      44,998
     2.875%, 09/15/26...................................         65      63,465
 AmerisourceBergen Corp.
     3.400%, 05/15/24...................................        433     436,738
 Amgen, Inc.
     4.100%, 06/15/21...................................         82      83,991
     3.625%, 05/22/24...................................         75      77,048
     3.125%, 05/01/25...................................         37      37,060
 #   2.600%, 08/19/26...................................         28      26,562
     4.000%, 09/13/29................................... GBP  1,336   1,953,857
 Amphenol Technologies Holding GmbH
     2.000%, 10/08/28................................... EUR  2,000   2,404,034
 Analog Devices, Inc.
     3.900%, 12/15/25...................................         35      35,933
     3.500%, 12/05/26...................................         23      23,033
 Anheuser-Busch InBev Worldwide, Inc.
 #   4.000%, 04/13/28...................................      2,500   2,551,112

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
Anixter, Inc.
    5.500%, 03/01/23...................................      1,090  $ 1,144,500
Anthem, Inc.
    4.350%, 08/15/20...................................         13       13,240
    3.125%, 05/15/22...................................         25       25,139
    3.500%, 08/15/24...................................         58       58,716
    3.650%, 12/01/27...................................      4,424    4,385,866
Aon Corp.
    5.000%, 09/30/20...................................          9        9,289
AON Corp. Co. GUAR 12/28
    # 4.500%, 12/15/28.................................        960    1,016,962
Apache Corp.
    3.250%, 04/15/22...................................         75       75,622
    4.375%, 10/15/28...................................      3,000    3,033,630
Apple, Inc.
    2.250%, 02/23/21...................................         58       57,735
    3.450%, 05/06/24...................................        227      234,046
#   2.500%, 02/09/25...................................         53       51,952
    2.450%, 08/04/26...................................        200      192,689
    3.350%, 02/09/27...................................        393      399,508
    3.000%, 06/20/27...................................         64       63,548
    3.000%, 11/13/27...................................         81       80,318
    1.375%, 05/24/29................................... EUR  8,800   10,502,402
    3.050%, 07/31/29................................... GBP  5,450    7,867,229
Applied Materials, Inc.
#   3.300%, 04/01/27...................................         59       59,559
Archer-Daniels-Midland Co.
    2.500%, 08/11/26...................................         58       56,044
Arconic, Inc.
    5.900%, 02/01/27...................................      1,700    1,797,189
Arizona Public Service Co.
    3.150%, 05/15/25...................................         71       71,264
Arrow Electronics, Inc.
    3.875%, 01/12/28...................................      1,903    1,844,030
Ashland LLC
    4.750%, 08/15/22...................................        900      922,500
Assurant, Inc.
#   4.000%, 03/15/23...................................         75       76,070
AT&T, Inc.
#   3.000%, 02/15/22...................................         74       74,465
    3.800%, 03/15/22...................................         59       60,504
    3.950%, 01/15/25...................................        115      118,646
#   3.400%, 05/15/25...................................        253      254,166
    1.800%, 09/05/26................................... EUR    800      951,386
    4.375%, 09/14/29................................... GBP    500      730,406
Autodesk, Inc.
    3.125%, 06/15/20...................................         31       31,093
    4.375%, 06/15/25...................................         35       36,206
    3.500%, 06/15/27...................................         36       35,129
Automatic Data Processing, Inc.
#   3.375%, 09/15/25...................................        144      148,632
AutoZone, Inc.
    2.875%, 01/15/23...................................        140      139,308

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
         3.125%, 07/15/23...................................         15  $   15,045
         3.250%, 04/15/25...................................         72      71,673
         3.125%, 04/21/26...................................      1,187   1,155,032
Avnet, Inc.
         4.625%, 04/15/26...................................         65      66,128
BAE Systems Holdings, Inc.
(OMEGA)  2.850%, 12/15/20...................................         14      13,988
Baker Hughes a GE Co. LLC
         3.200%, 08/15/21...................................          2       2,017
Ball Corp.
         5.000%, 03/15/22...................................        645     670,800
#        4.875%, 03/15/26...................................        500     518,125
Baltimore Gas & Electric Co.
         2.400%, 08/15/26...................................          8       7,549
Bank of America Corp.
         3.300%, 01/11/23...................................         52      52,565
         4.000%, 04/01/24...................................         72      75,186
         7.000%, 07/31/28................................... GBP  1,500   2,687,891
(r)      3.419%, 12/20/28...................................        184     180,708
Bank of New York Mellon Corp. (The)
         5.450%, 05/15/19...................................          5       5,005
         3.650%, 02/04/24...................................        123     127,072
         3.000%, 02/24/25...................................        330     329,562
         2.800%, 05/04/26...................................         64      62,943
Baxalta, Inc.
         2.875%, 06/23/20...................................          2       1,998
Baxter International, Inc.
         2.600%, 08/15/26...................................         49      47,111
Bayer U.S. Finance II LLC
(OMEGA)  2.125%, 07/15/19...................................          3       2,992
(OMEGA)  5.500%, 08/15/25...................................         26      26,932
Bed Bath & Beyond, Inc.
#        3.749%, 08/01/24...................................      1,907   1,773,693
Bemis Co., Inc.
         4.500%, 10/15/21...................................          7       7,212
Berkshire Hathaway, Inc.
         3.400%, 01/31/22...................................         37      37,984
         3.125%, 03/15/26...................................        387     389,153
         1.125%, 03/16/27................................... EUR  3,748   4,348,309
         2.150%, 03/15/28................................... EUR    700     878,818
Best Buy Co., Inc.
         4.450%, 10/01/28...................................      1,300   1,325,951
Biogen, Inc.
         2.900%, 09/15/20...................................        172     171,948
         4.050%, 09/15/25...................................      1,000   1,028,354
BlackRock, Inc.
         3.200%, 03/15/27...................................        287     289,313
BMW US Capital LLC
         1.000%, 04/20/27................................... EUR  1,800   2,053,000
Boeing Co. (The)
         8.750%, 08/15/21...................................         11      12,436
         2.500%, 03/01/25...................................         75      72,952
         2.600%, 10/30/25...................................         42      40,946

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Booking Holdings, Inc.
     2.375%, 09/23/24.................................. EUR   1,000  $1,235,787
     3.600%, 06/01/26..................................         108     110,384
     1.800%, 03/03/27.................................. EUR     800     960,022
 Boston Scientific Corp.
     4.125%, 10/01/23..................................          17      17,714
 Brinker International, Inc.
     3.875%, 05/15/23..................................       1,250   1,214,062
 Bristol-Myers Squibb Co.
     2.000%, 08/01/22..................................          79      77,260
 Brown & Brown, Inc.
     4.200%, 09/15/24..................................          54      55,429
 Brown-Forman Corp.
     2.600%, 07/07/28.................................. GBP   1,100   1,483,810
 Buckeye Partners L.P.
     4.150%, 07/01/23..................................          22      22,454
     3.950%, 12/01/26..................................          87      84,450
 Bunge, Ltd. Finance Corp.
     3.750%, 09/25/27..................................       2,200   2,059,726
 Burlington Northern Santa Fe LLC
 #   3.000%, 04/01/25..................................          50      50,427
     7.000%, 12/15/25..................................          10      12,331
 CA, Inc.
     4.700%, 03/15/27..................................         205     204,338
 Campbell Soup Co.
     4.250%, 04/15/21..................................          12      12,276
     2.500%, 08/02/22..................................          23      22,513
     3.300%, 03/19/25..................................          47      45,905
 #   4.150%, 03/15/28..................................       3,050   3,063,352
 Capital One Financial Corp.
     4.750%, 07/15/21..................................          23      23,953
 #   3.750%, 04/24/24..................................          54      55,160
     3.750%, 03/09/27..................................       1,800   1,784,917
 Cardinal Health, Inc.
     4.625%, 12/15/20..................................           7       7,188
     3.200%, 06/15/22..................................          45      45,094
 #   3.410%, 06/15/27..................................       2,067   1,961,762
 Caterpillar, Inc.
 #   2.600%, 06/26/22..................................          30      29,920
     3.400%, 05/15/24..................................          21      21,593
 CBS Corp.
     3.375%, 03/01/22..................................          27      27,334
     3.500%, 01/15/25..................................          28      28,101
     2.900%, 01/15/27..................................       3,269   3,062,462
     7.875%, 07/30/30..................................          13      16,991
 Celgene Corp.
     4.000%, 08/15/23..................................          96      99,525
     3.625%, 05/15/24..................................          52      52,856
     3.450%, 11/15/27..................................         600     594,002
 CenterPoint Energy Resources Corp.
     4.500%, 01/15/21..................................          18      18,444

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (Continued)
 CF Industries, Inc.
     3.450%, 06/01/23..................................       1,048  $1,025,730
 Charles Schwab Corp. (The)
     3.000%, 03/10/25..................................          99      99,441
 Chemours Co. (The)
     5.375%, 05/15/27..................................       1,600   1,596,000
 Chevron Corp.
     2.355%, 12/05/22..................................          52      51,413
     2.954%, 05/16/26..................................         133     132,836
 Choice Hotels International, Inc.
     5.750%, 07/01/22..................................         988   1,052,220
 Chubb INA Holdings, Inc.
     2.875%, 11/03/22..................................          22      22,157
 #   2.700%, 03/13/23..................................          35      34,885
 #   3.350%, 05/15/24..................................          60      61,552
     1.550%, 03/15/28.................................. EUR   3,400   3,970,445
 Cigna Holding Co.
     4.000%, 02/15/22..................................           9       9,226
 Cisco Systems, Inc.
     3.625%, 03/04/24..................................          22      22,993
 CIT Group, Inc.
     5.000%, 08/01/23..................................         800     834,800
 #   5.250%, 03/07/25..................................       1,140   1,212,675
 Citigroup, Inc.
     4.500%, 01/14/22..................................          17      17,686
     3.875%, 10/25/23..................................          33      34,243
     3.750%, 06/16/24..................................          30      30,886
     3.300%, 04/27/25..................................          90      90,504
     5.150%, 05/21/26.................................. GBP   1,323   2,040,978
 CME Group, Inc.
     3.000%, 03/15/25..................................          33      33,209
 CMS Energy Corp.
     3.875%, 03/01/24..................................          20      20,520
     3.600%, 11/15/25..................................          37      37,477
     3.000%, 05/15/26..................................          58      56,435
 CNA Financial Corp.
     5.750%, 08/15/21..................................          49      52,157
     4.500%, 03/01/26..................................          75      78,229
 CNH Industrial Capital LLC
 #   4.375%, 04/05/22..................................         406     419,763
 CNO Financial Group, Inc.
 #   5.250%, 05/30/25..................................       1,720   1,803,850
 Coca Cola Co.
     1.875%, 09/22/26.................................. EUR   1,400   1,727,469
 Coca-Cola Co. (The)
     2.250%, 09/01/26..................................         147     140,189
 #   2.900%, 05/25/27..................................         275     272,458
 Comcast Cable Communications Holdings, Inc.
     9.455%, 11/15/22..................................          35      42,863
 Comcast Corp.
     3.600%, 03/01/24..................................          51      52,534

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CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
         3.375%, 08/15/25..................................          49  $   49,780
         3.150%, 03/01/26..................................         102     102,336
         4.250%, 01/15/33..................................       1,500   1,595,279
Conagra Brands, Inc.
         3.200%, 01/25/23..................................          54      54,331
ConocoPhillips Co.
         4.950%, 03/15/26..................................         173     192,027
ConocoPhillips Holding Co.
         6.950%, 04/15/29..................................         800   1,032,952
Consolidated Edison Co. of New York, Inc.
         3.300%, 12/01/24..................................          15      15,282
Constellation Brands, Inc.
         3.500%, 05/09/27..................................       3,000   2,947,356
Continental Resources, Inc.
         4.500%, 04/15/23..................................         800     828,169
Corning, Inc.
         3.700%, 11/15/23..................................          32      32,528
Cox Communications, Inc.
(OMEGA)  3.850%, 02/01/25..................................          79      80,632
(OMEGA)  3.500%, 08/15/27..................................         800     787,057
CSX Corp.
         4.250%, 06/01/21..................................           9       9,230
CVS Health Corp.
         2.800%, 07/20/20..................................          22      21,979
         2.125%, 06/01/21..................................          15      14,762
         3.375%, 08/12/24..................................         174     173,273
         3.875%, 07/20/25..................................       1,985   1,997,269
Daimler Finance North America LLC
         8.500%, 01/18/31..................................         604     871,022
Danaher Corp.
         3.350%, 09/15/25..................................          17      17,225
Deere & Co.
         5.375%, 10/16/29..................................           5       5,937
DH Europe Finance SA
         1.200%, 06/30/27.................................. EUR   1,300   1,481,203
Diageo Investment Corp.
         2.875%, 05/11/22..................................           2       2,013
Discovery Communications LLC
#        3.300%, 05/15/22..................................          16      16,144
         3.500%, 06/15/22..................................          90      91,121
         3.250%, 04/01/23..................................           7       6,998
         3.900%, 11/15/24..................................          63      64,634
         3.450%, 03/15/25..................................          66      65,439
Dollar General Corp.
         3.250%, 04/15/23..................................          79      79,443
         4.150%, 11/01/25..................................          13      13,559
         4.125%, 05/01/28..................................       2,000   2,056,219
Dollar Tree, Inc.
         4.200%, 05/15/28..................................       1,600   1,610,061

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
Dominion Energy Gas Holdings LLC
         2.800%, 11/15/20..................................          84  $   84,099
Dominion Energy, Inc.
         3.900%, 10/01/25..................................         117     121,678
Dover Corp.
         1.250%, 11/09/26.................................. EUR   3,100   3,527,962
Dow Chemical Co. (The)
         3.000%, 11/15/22..................................          31      31,037
         3.500%, 10/01/24..................................          87      88,262
DTE Energy Co.
         3.850%, 12/01/23..................................          11      11,332
         2.850%, 10/01/26..................................         500     476,889
Duke Energy Corp.
         3.050%, 08/15/22..................................         131     131,928
         3.750%, 04/15/24..................................          67      69,108
DXC Technology Co.
         4.450%, 09/18/22..................................          37      38,538
E*TRADE Financial Corp.
         4.500%, 06/20/28..................................       3,297   3,370,471
Eastman Chemical Co.
         2.700%, 01/15/20..................................           3       2,998
         3.600%, 08/15/22..................................           3       3,056
         3.800%, 03/15/25..................................          51      52,283
         1.875%, 11/23/26.................................. EUR   3,500   4,153,016
Eaton Vance Corp.
         3.500%, 04/06/27..................................         517     520,458
eBay, Inc.
         2.600%, 07/15/22..................................          31      30,713
         3.600%, 06/05/27..................................         115     113,590
Ecolab, Inc.
         2.700%, 11/01/26..................................          52      50,600
Edgewell Personal Care Co.
#        4.700%, 05/24/22..................................       1,185   1,223,512
Edison International
         4.125%, 03/15/28..................................         795     770,240
EMC Corp.
#        3.375%, 06/01/23..................................       1,255   1,223,098
EMD Finance LLC
(OMEGA)  2.950%, 03/19/22..................................          60      59,693
Emerson Electric Co.
#        3.150%, 06/01/25..................................          62      62,827
Energy Transfer Operating L.P.
         4.750%, 01/15/26..................................          67      70,090
EnLink Midstream Partners L.P.
#        4.850%, 07/15/26..................................       2,036   2,018,185
Enterprise Products Operating LLC
         5.200%, 09/01/20..................................           6       6,188
         3.900%, 02/15/24..................................          24      24,877
         3.700%, 02/15/26..................................          62      63,501

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT^   VALUE+
                                                                 ------- ----------
                                                                  (000)
UNITED STATES -- (Continued)
EOG Resources, Inc.
         4.100%, 02/01/21..................................          20  $   20,475
         3.150%, 04/01/25..................................          79      79,406
EQT Corp.
#        3.900%, 10/01/27..................................       1,500   1,414,816
Equifax, Inc.
         3.250%, 06/01/26..................................         900     853,092
ERAC USA Finance LLC
(OMEGA)  3.850%, 11/15/24..................................       1,388   1,426,343
Evergy, Inc.
         4.850%, 06/01/21..................................          29      29,876
Eversource Energy
         2.500%, 03/15/21..................................           6       5,969
#        2.800%, 05/01/23..................................          55      54,782
Exelon Corp.
         2.450%, 04/15/21..................................          15      14,853
         3.950%, 06/15/25..................................          27      28,073
         3.400%, 04/15/26..................................       1,225   1,228,363
Exelon Generation Co. LLC
         2.950%, 01/15/20..................................          10      10,004
Express Scripts Holding Co.
         3.900%, 02/15/22..................................          56      57,366
         3.500%, 06/15/24..................................          97      97,777
         3.400%, 03/01/27..................................         174     169,334
FedEx Corp.
         2.625%, 08/01/22..................................          51      50,651
         4.000%, 01/15/24..................................          99     103,848
         3.200%, 02/01/25..................................          44      44,394
         1.625%, 01/11/27.................................. EUR   2,000   2,357,766
Fidelity National Information Services, Inc.
         2.250%, 08/15/21..................................          45      44,488
#        5.000%, 10/15/25..................................          35      38,096
FirstEnergy Corp.
         7.375%, 11/15/31..................................         750     992,208
Fluor Corp.
#        4.250%, 09/15/28..................................       5,885   5,970,324
Freeport-McMoRan, Inc.
#        4.550%, 11/14/24..................................       1,493   1,483,669
Gap, Inc. (The)
         5.950%, 04/12/21..................................         315     328,171
GATX Corp.
         3.250%, 03/30/25..................................          60      57,850
#        3.250%, 09/15/26..................................          32      30,568
General Dynamics Corp.
         2.125%, 08/15/26..................................          86      81,374
General Electric Co.
         0.375%, 05/17/22.................................. EUR     135     151,209
         0.375%, 05/17/22..................................           0           0
         3.375%, 03/11/24..................................          37      37,109
         0.875%, 05/17/25.................................. EUR     500     553,785
         6.750%, 03/15/32..................................         221     258,661
General Mills, Inc.
         3.150%, 12/15/21..................................           9       9,067

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
#         3.200%, 02/10/27..................................       1,007  $  983,278
          1.500%, 04/27/27.................................. EUR   2,000   2,304,826
General Motors Financial Co., Inc.
          2.250%, 09/06/24.................................. GBP     950   1,201,505
#         5.250%, 03/01/26..................................         208     220,142
          4.350%, 01/17/27..................................          58      57,978
Georgia Power Co.
#         3.250%, 03/30/27..................................         154     149,948
Gilead Sciences, Inc.
          4.400%, 12/01/21..................................          17      17,645
          3.700%, 04/01/24..................................         124     127,795
          3.650%, 03/01/26..................................         757     773,483
GlaxoSmithKline Capital, Inc.
          2.800%, 03/18/23..................................          63      62,882
Goldman Sachs Group, Inc. (The)
#         5.250%, 07/27/21..................................          26      27,333
          4.000%, 03/03/24..................................         250     258,557
          3.750%, 05/22/25..................................          87      88,227
          1.625%, 07/27/26.................................. EUR   1,175   1,361,607
          2.000%, 03/22/28.................................. EUR   2,000   2,353,679
Goodyear Tire & Rubber Co. (The)
#         4.875%, 03/15/27..................................       1,739   1,652,050
Graphic Packaging International LLC
#         4.125%, 08/15/24..................................         922     917,390
Halliburton Co.
          3.500%, 08/01/23..................................          75      76,342
          3.800%, 11/15/25..................................          29      29,669
Hanesbrands, Inc.
#(OMEGA)  4.875%, 05/15/26..................................       1,300   1,301,625
Harley-Davidson, Inc.
          3.500%, 07/28/25..................................          42      41,222
Harris Corp.
          2.700%, 04/27/20..................................           6       5,991
Hartford Financial Services Group, Inc. (The)
          5.125%, 04/15/22..................................          79      84,056
Hasbro, Inc.
#         3.500%, 09/15/27..................................       3,562   3,458,859
HCA Inc.
          5.375%, 02/01/25..................................       1,555   1,636,637
Hewlett Packard Enterprise Co.
          4.900%, 10/15/25..................................          35      37,347
Home Depot, Inc. (The)
          2.700%, 04/01/23..................................          15      15,027
          3.350%, 09/15/25..................................          43      44,191
Honeywell International, Inc.
#         2.500%, 11/01/26..................................         102      99,018
Hormel Foods Corp.
          4.125%, 04/15/21..................................          17      17,394

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                FACE
                                                               AMOUNT^   VALUE+
                                                               ------- ----------
                                                                (000)
UNITED STATES -- (Continued)
Humana, Inc.
     3.850%, 10/01/24.....................................         91  $   93,059
Huntington Bancshares, Inc.
     3.150%, 03/14/21.....................................         18      18,114
     2.300%, 01/14/22.....................................         38      37,463
Hyatt Hotels Corp.
     3.375%, 07/15/23.....................................         23      22,949
Illinois Tool Works, Inc.
     3.500%, 03/01/24.....................................         75      77,545
Intel Corp.
     2.700%, 12/15/22.....................................         11      11,034
Intercontinental Exchange, Inc.
#    3.750%, 12/01/25.....................................      1,000   1,042,700
International Business Machines Corp.
     2.250%, 02/19/21.....................................        231     229,307
     3.625%, 02/12/24.....................................        112     115,385
     3.300%, 01/27/27.....................................        306     309,305
     1.750%, 03/07/28..................................... EUR  1,000   1,216,846
International Paper Co.
#    3.650%, 06/15/24.....................................         92      94,044
     3.800%, 01/15/26.....................................         12      12,275
Interpublic Group of Cos., Inc. (The)
     4.200%, 04/15/24.....................................        546     566,862
ITC Holdings Corp.
     3.650%, 06/15/24.....................................        113     114,903
Janus Capital Group, Inc.
     4.875%, 08/01/25.....................................        106     111,612
Jefferies Group LLC / Jefferies Group Capital
  Finance, Inc.
     4.850%, 01/15/27.....................................         57      57,460
JM Smucker Co. (The)
#    3.500%, 03/15/25.....................................         58      58,314
John Deere Capital Corp.
     2.550%, 01/08/21.....................................        112     111,928
     3.350%, 06/12/24.....................................        672     690,446
Johnson & Johnson
     2.450%, 03/01/26.....................................         38      37,028
Johnson Controls International P.L.C.
     3.625%, 07/02/24.....................................         11      11,119
JPMorgan Chase & Co.
     3.625%, 05/13/24.....................................        142     145,979
     3.900%, 07/15/25.....................................        129     133,788
     3.300%, 04/01/26.....................................      2,000   1,999,787
Juniper Networks, Inc.
     4.600%, 03/15/21.....................................         30      30,930
     4.500%, 03/15/24.....................................         49      51,268
Kellogg Co.
     1.250%, 03/10/25..................................... EUR    500     575,202
     3.250%, 04/01/26.....................................        661     653,959
     7.450%, 04/01/31.....................................         61      78,622

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
Keurig Dr Pepper, Inc.
         3.400%, 11/15/25....................................         20  $   19,558
KeyCorp
         2.900%, 09/15/20....................................         17      17,054
Kimberly-Clark Corp.
         1.900%, 05/22/19....................................          6       5,998
         2.400%, 06/01/23....................................         22      21,634
Kohl's Corp.
         4.750%, 12/15/23....................................         17      17,852
Kraft Heinz Foods Co.
         3.500%, 06/06/22....................................        107     108,299
         3.950%, 07/15/25....................................        135     136,246
         4.125%, 07/01/27.................................... GBP  1,600   2,209,970
Kroger Co. (The)
#        3.850%, 08/01/23....................................         39      40,119
         7.500%, 04/01/31....................................         90     114,499
L Brands, Inc.
         6.694%, 01/15/27....................................        950     928,625
L3 Technologies, Inc.
         3.950%, 05/28/24....................................         29      29,704
Laboratory Corp. of America Holdings
         4.000%, 11/01/23....................................         45      46,131
Lam Research Corp.
         3.800%, 03/15/25....................................      1,000   1,032,680
Legg Mason, Inc.
         3.950%, 07/15/24....................................         55      56,283
         4.750%, 03/15/26....................................         23      23,881
Lennar Corp.
#        4.750%, 05/30/25....................................      1,465   1,497,962
Liberty Mutual Group, Inc.
         2.750%, 05/04/26.................................... EUR  1,700   2,074,671
(OMEGA)  4.569%, 02/01/29....................................         78      81,890
Lockheed Martin Corp.
         2.900%, 03/01/25....................................        552     548,121
         3.550%, 01/15/26....................................         56      57,512
Loews Corp.
#        2.625%, 05/15/23....................................         44      43,600
         3.750%, 04/01/26....................................        125     129,080
Lowe's Cos., Inc.
         3.120%, 04/15/22....................................          3       3,027
#        3.375%, 09/15/25....................................         61      61,649
LyondellBasell Industries NV
         5.750%, 04/15/24....................................      1,400   1,542,880
Macy's Retail Holdings, Inc.
#        3.625%, 06/01/24....................................        750     734,382
Magellan Midstream Partners L.P.
         4.250%, 02/01/21....................................         18      18,436
Marathon Petroleum Corp.
#        3.625%, 09/15/24....................................         96      97,094
Marriott International, Inc.
         2.875%, 03/01/21....................................         12      11,995

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19....................................          6  $    5,988
    3.500%, 06/03/24....................................         97      99,312
    3.500%, 03/10/25....................................        700     716,319
Mastercard, Inc.
    3.375%, 04/01/24....................................         21      21,684
Maxim Integrated Products, Inc.
    3.450%, 06/15/27....................................         69      66,965
McDonald's Corp.
    2.200%, 05/26/20....................................          9       8,954
    3.500%, 07/15/20....................................         57      57,623
    2.625%, 01/15/22....................................         22      21,974
    2.875%, 12/17/25.................................... EUR    600     770,888
    5.875%, 04/23/32.................................... GBP    750   1,321,504
McKesson Corp.
    3.796%, 03/15/24....................................         51      52,133
    3.125%, 02/17/29.................................... GBP  2,420   3,174,561
Medtronic, Inc.
    3.125%, 03/15/22....................................         13      13,175
    3.500%, 03/15/25....................................         23      23,702
Merck & Co., Inc.
    2.750%, 02/10/25....................................        136     135,716
Meritage Homes Corp.
    7.000%, 04/01/22....................................        272     291,040
    6.000%, 06/01/25....................................      1,325   1,404,500
MetLife, Inc.
    3.600%, 04/10/24....................................        189     196,348
#   3.000%, 03/01/25....................................      1,500   1,515,379
#   6.500%, 12/15/32....................................        281     365,413
MGIC Investment Corp.
    5.750%, 08/15/23....................................        500     536,250
MGM Resorts International
    7.750%, 03/15/22....................................      1,100   1,216,875
#   5.750%, 06/15/25....................................      1,120   1,184,400
#   4.625%, 09/01/26....................................        105     103,918
Microsoft Corp.
    3.300%, 02/06/27....................................      1,400   1,435,070
Molson Coors Brewing Co.
#   3.500%, 05/01/22....................................         33      33,498
    1.250%, 07/15/24.................................... EUR  1,200   1,369,582
    3.000%, 07/15/26....................................         87      83,528
Mondelez International, Inc.
    1.625%, 03/08/27.................................... EUR  2,500   2,930,776
Morgan Stanley
    5.500%, 07/28/21....................................         10      10,557
    3.875%, 04/29/24....................................        140     144,854
    3.875%, 01/27/26....................................      1,095   1,121,896
    1.375%, 10/27/26.................................... EUR  2,550   2,930,419
Mosaic Co. (The)
    4.250%, 11/15/23....................................         46      47,897
#   4.050%, 11/15/27....................................      1,000   1,005,758
Motorola Solutions, Inc.
#   3.750%, 05/15/22....................................         37      37,902

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
         3.500%, 03/01/23....................................         37  $   37,161
MPLX L.P.
         4.125%, 03/01/27....................................      2,289   2,314,452
         4.000%, 03/15/28....................................      1,500   1,501,880
MUFG Americas Holdings Corp.
         3.500%, 06/18/22....................................         64      65,254
Murphy Oil Corp.
         4.000%, 06/01/22....................................      1,100   1,098,549
Mylan NV
         2.250%, 11/22/24.................................... EUR  1,000   1,156,896
         3.950%, 06/15/26....................................        173     166,608
Mylan, Inc.
         4.200%, 11/29/23....................................         52      52,975
Nasdaq, Inc.
         4.250%, 06/01/24....................................         33      34,593
National Oilwell Varco, Inc.
         2.600%, 12/01/22....................................         94      92,218
National Rural Utilities Cooperative Finance Corp.
         8.000%, 03/01/32....................................         32      44,781
NetApp, Inc.
         3.250%, 12/15/22....................................         13      13,094
         3.300%, 09/29/24....................................      1,800   1,779,324
Netflix, Inc.
         4.875%, 04/15/28....................................      2,040   2,022,150
Newell Brands, Inc.
         4.000%, 06/15/22....................................         76      75,798
Newfield Exploration Co.
         5.625%, 07/01/24....................................        500     545,950
         5.375%, 01/01/26....................................        800     863,310
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21....................................         46      46,375
NextEra Energy Capital Holdings, Inc.
         4.500%, 06/01/21....................................         10      10,308
         3.550%, 05/01/27....................................        684     691,824
NextEra Energy Operating Partners L.P.
(OMEGA)  4.500%, 09/15/27....................................      1,645   1,616,212
NiSource, Inc.
         3.850%, 02/15/23....................................         27      27,560
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20....................................         20      19,850
Noble Energy, Inc.
         4.150%, 12/15/21....................................         20      20,490
         3.900%, 11/15/24....................................         18      18,377
#        3.850%, 01/15/28....................................      1,000     996,581
Nordstrom, Inc.
         4.750%, 05/01/20....................................         16      16,288
#        4.000%, 10/15/21....................................         11      11,252
         4.000%, 03/15/27....................................        148     146,668

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CONTINUED

                                                                   FACE
                                                                  AMOUNT^   VALUE+
                                                                  ------- ----------
                                                                   (000)
UNITED STATES -- (Continued)
Norfolk Southern Corp.
         2.900%, 06/15/26....................................        526  $  516,988
Northrop Grumman Corp.
         3.250%, 08/01/23....................................         12      12,144
Novartis Capital Corp.
         3.400%, 05/06/24....................................         71      73,081
NuStar Logistics L.P.
         5.625%, 04/28/27....................................      1,617   1,616,515
Nuveen Finance LLC
(OMEGA)  4.125%, 11/01/24....................................         32      33,680
Occidental Petroleum Corp.
         2.700%, 02/15/23....................................          5       4,929
#        3.400%, 04/15/26....................................         85      84,705
#        3.000%, 02/15/27....................................      1,376   1,332,993
Ohio Power Co.
         5.375%, 10/01/21....................................         27      28,673
Omnicom Group, Inc. / Omnicom Capital, Inc.
#        3.650%, 11/01/24....................................      2,038   2,081,796
ONEOK, Inc.
         4.000%, 07/13/27....................................         77      77,493
Oracle Corp.
         2.500%, 10/15/22....................................         22      21,846
         2.950%, 05/15/25....................................        325     323,505
         2.650%, 07/15/26....................................      2,078   2,014,251
         3.250%, 11/15/27....................................      5,256   5,284,188
O'Reilly Automotive, Inc.
         3.600%, 09/01/27....................................      2,200   2,184,536
Packaging Corp. of America
         4.500%, 11/01/23....................................         45      47,519
Parker-Hannifin Corp.
         3.300%, 11/21/24....................................         71      71,744
PepsiCo, Inc.
#        2.750%, 03/05/22....................................         33      33,246
         2.750%, 03/01/23....................................         52      52,254
         3.500%, 07/17/25....................................         75      78,029
         0.875%, 07/18/28.................................... EUR  1,500   1,707,652
Pfizer, Inc.
         3.400%, 05/15/24....................................         75      77,418
         3.450%, 03/15/29....................................      6,000   6,100,430
Philip Morris International, Inc.
         3.250%, 11/10/24....................................         68      68,996
         2.875%, 05/14/29.................................... EUR  2,650   3,415,941
Phillips 66
         4.300%, 04/01/22....................................         49      51,057
Phillips 66 Partners L.P.
#        3.550%, 10/01/26....................................        752     739,678
         3.750%, 03/01/28....................................        700     692,961
Plains All American Pipeline L.P. / PAA Finance Corp.
#        4.650%, 10/15/25....................................        800     835,829
PNC Financial Services Group, Inc. (The)
#        4.375%, 08/11/20....................................          3       3,064

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
UNITED STATES -- (Continued)
    3.300%, 03/08/22....................................          9  $    9,152
    3.150%, 05/19/27....................................      1,000     999,300
PolyOne Corp.
    5.250%, 03/15/23....................................      1,170   1,213,875
PPG Industries, Inc.
    1.400%, 03/13/27.................................... EUR  1,800   2,084,598
#   3.750%, 03/15/28....................................      2,750   2,797,134
PPL Capital Funding, Inc.
    3.400%, 06/01/23....................................         57      57,447
Praxair, Inc.
    2.200%, 08/15/22....................................          9       8,881
Principal Financial Group, Inc.
    3.125%, 05/15/23....................................         52      52,059
    3.100%, 11/15/26....................................         53      51,531
Procter & Gamble Co. (The)
#   1.850%, 02/02/21....................................         18      17,785
    2.450%, 11/03/26....................................         13      12,665
#   2.850%, 08/11/27....................................        150     149,772
    1.200%, 10/30/28.................................... EUR  4,660   5,491,128
    1.800%, 05/03/29.................................... GBP  6,100   7,929,075
    1.250%, 10/25/29.................................... EUR  1,000   1,178,926
Progress Energy, Inc.
    4.875%, 12/01/19....................................          6       6,069
    4.400%, 01/15/21....................................         27      27,627
    7.750%, 03/01/31....................................        500     684,123
    7.000%, 10/30/31....................................        630     825,550
Progressive Corp.
    2.450%, 01/15/27....................................        500     477,788
Progressive Corp. (The)
    3.750%, 08/23/21....................................         51      51,894
Prudential Financial, Inc.
#   4.500%, 11/15/20....................................          4       4,112
    3.500%, 05/15/24....................................      1,712   1,770,100
PSEG Power LLC
    5.125%, 04/15/20....................................         26      26,547
    4.300%, 11/15/23....................................         68      70,642
Puget Energy, Inc.
    6.000%, 09/01/21....................................         92      97,966
PulteGroup, Inc.
    4.250%, 03/01/21....................................        500     506,250
    5.000%, 01/15/27....................................      1,000   1,012,500
QEP Resources, Inc.
    5.375%, 10/01/22....................................        750     737,812
#   5.625%, 03/01/26....................................        500     468,340
QUALCOMM, Inc.
    3.450%, 05/20/25....................................      1,631   1,663,687
Quest Diagnostics, Inc.
    3.500%, 03/30/25....................................          4       4,009
Radian Group, Inc.
    7.000%, 03/15/21....................................         96     102,000
#   4.500%, 10/01/24....................................      1,200   1,201,800
Range Resources Corp.
#   4.875%, 05/15/25....................................        865     796,881

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
UNITED STATES -- (Continued)
Reinsurance Group of America, Inc.
#        5.000%, 06/01/21.................................................          11  $   11,453
         4.700%, 09/15/23.................................................          45      47,861
         3.950%, 09/15/26.................................................         111     112,686
Republic Services, Inc.
         5.500%, 09/15/19.................................................           2       2,019
         3.550%, 06/01/22.................................................          52      53,070
Reynolds American, Inc.
         6.875%, 05/01/20.................................................          47      48,774
Rockwell Automation, Inc.
         2.875%, 03/01/25.................................................          67      66,502
Roper Technologies, Inc.
         3.000%, 12/15/20.................................................          15      15,021
Royal Caribbean Cruises, Ltd.
         3.700%, 03/15/28.................................................       1,000     968,441
Ryder System, Inc.
         2.450%, 09/03/19.................................................           1         999
SCANA Corp.
         4.125%, 02/01/22.................................................          11      11,147
Sealed Air Corp.
(OMEGA)  4.875%, 12/01/22.................................................       1,180   1,218,350
Sempra Energy
         4.050%, 12/01/23.................................................          49      50,602
         3.550%, 06/15/24.................................................          76      76,905
Sherwin-Williams Co. (The)
         3.450%, 08/01/25.................................................          53      53,306
Southern Co. (The)
#        3.250%, 07/01/26.................................................         556     548,751
Southern Power Co.
         4.150%, 12/01/25.................................................       1,017   1,058,504
         1.850%, 06/20/26................................................. EUR   1,200   1,448,955
Southwest Airlines Co.
#        2.650%, 11/05/20.................................................          60      59,905
         3.000%, 11/15/26.................................................         107     103,218
Spectra Energy Partners L.P.
#        4.750%, 03/15/24.................................................          22      23,527
Spirit AeroSystems, Inc.
         4.600%, 06/15/28.................................................       2,000   2,011,721
StanCorp Financial Group, Inc.
         5.000%, 08/15/22.................................................          37      39,098
Starbucks Corp.
         3.850%, 10/01/23.................................................          14      14,517
State Street Corp.
         3.300%, 12/16/24.................................................         163     166,293
         3.550%, 08/18/25.................................................          96      99,396
Stryker Corp.
#        2.625%, 03/15/21.................................................          10       9,972
         3.375%, 05/15/24.................................................           6       6,132
         3.375%, 11/01/25.................................................         109     110,739
         2.125%, 11/30/27................................................. EUR   3,209   3,967,805
SunTrust Banks, Inc.
         2.900%, 03/03/21.................................................          40      40,117

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
Sysco Corp.
    2.600%, 10/01/20.................................................          35  $   34,945
    3.300%, 07/15/26.................................................          23      22,866
Tapestry, Inc.
    4.250%, 04/01/25.................................................       1,196   1,209,616
Target Corp.
    2.900%, 01/15/22.................................................          42      42,448
#   2.500%, 04/15/26.................................................          52      50,568
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.................................................           2       2,034
#   2.950%, 04/01/22.................................................          21      21,143
#   3.625%, 04/01/25.................................................          86      88,980
Texas Instruments, Inc.
    2.250%, 05/01/23.................................................           8       7,908
Thermo Fisher Scientific, Inc.
    2.000%, 04/15/25................................................. EUR   1,000   1,215,987
    1.450%, 03/16/27................................................. EUR   1,000   1,176,676
TJX Cos., Inc. (The)
    2.250%, 09/15/26.................................................         600     571,609
T-Mobile USA, Inc.
#   4.000%, 04/15/22.................................................         800     808,000
Toll Brothers Finance Corp.
    4.875%, 03/15/27.................................................         800     800,000
    4.350%, 02/15/28.................................................         800     764,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
    5.875%, 06/15/24.................................................       1,300   1,315,704
TWDC Enterprises 18 Corp.
    3.150%, 09/17/25.................................................          75      76,290
Tyson Foods, Inc.
    4.500%, 06/15/22.................................................          65      67,906
Under Armour, Inc.
    3.250%, 06/15/26.................................................       1,250   1,153,432
Union Pacific Corp.
    2.750%, 04/15/23.................................................           7       6,965
    3.250%, 01/15/25.................................................         111     112,382
United Continental Holdings,
    Inc..............................................................
#   4.250%, 10/01/22.................................................       1,400   1,412,250
United Technologies Corp.
    3.100%, 06/01/22.................................................           2       2,014
    7.500%, 09/15/29.................................................           7       9,213
UnitedHealth Group, Inc.
    2.750%, 02/15/23.................................................         101     100,941
    2.875%, 03/15/23.................................................          67      67,248
    3.750%, 07/15/25.................................................         137     142,430
Unum Group
    4.000%, 03/15/24.................................................         734     751,884
    3.875%, 11/05/25.................................................          23      23,075
US Bancorp
    2.350%, 01/29/21.................................................           9       8,973
Valero Energy Corp.
    3.400%, 09/15/26.................................................       1,046   1,026,549

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                                  FACE
                                                                                 AMOUNT^   VALUE+
                                                                                 ------- ----------
                                                                                  (000)
UNITED STATES -- (Continued)
VeriSign, Inc.
          5.250%, 04/01/25.................................................       1,557  $1,650,420
Verizon Communications, Inc.
          3.376%, 02/15/25.................................................          26      26,389
#         2.625%, 08/15/26.................................................          24      23,054
          1.375%, 10/27/26................................................. EUR   1,500   1,756,480
#(OMEGA)  4.016%, 12/03/29.................................................         183     191,070
Viacom, Inc.
          4.500%, 03/01/21.................................................          22      22,578
          4.250%, 09/01/23.................................................           7       7,284
          3.875%, 04/01/24.................................................          57      58,011
Visa, Inc.
          3.150%, 12/14/25.................................................         170     172,703
WAL MART, Inc.
          5.625%, 03/27/34................................................. GBP   1,500   2,787,690
Walgreen Co.
          3.100%, 09/15/22.................................................          80      80,178
Walgreens Boots Alliance, Inc.
#         3.300%, 11/18/21.................................................         150     151,288
#         3.450%, 06/01/26.................................................          35      33,844
          2.125%, 11/20/26................................................. EUR   1,700   2,031,154
Walmart, Inc.
          3.300%, 04/22/24.................................................          78      80,051
          4.875%, 09/21/29................................................. EUR   3,415   5,421,236
          5.750%, 12/19/30................................................. GBP   3,106   5,615,402
Walt Disney Co. (The)
(OMEGA)   3.700%, 09/15/24.................................................         168     175,146
Warner Media LLC
          4.000%, 01/15/22.................................................          13      13,391
#         3.550%, 06/01/24.................................................          52      52,957
          3.600%, 07/15/25.................................................         998   1,010,394
          3.800%, 02/15/27.................................................         653     656,862
Waste Management, Inc.
          4.600%, 03/01/21.................................................          21      21,603
          3.500%, 05/15/24.................................................          58      59,515
          3.125%, 03/01/25.................................................          40      40,378
WEC Energy Group, Inc.
          2.450%, 06/15/20.................................................          19      18,943
#         3.550%, 06/15/25.................................................          52      53,133
Wells Fargo & Co.
          2.600%, 07/22/20.................................................           3       2,995
#         3.500%, 03/08/22.................................................         102     103,717
          3.000%, 02/19/25.................................................         190     188,201
#         3.000%, 04/22/26.................................................          32      31,268
          2.000%, 04/27/26................................................. EUR     800     968,235
          2.975%, 05/19/26................................................. CAD   3,000   2,230,037
          1.375%, 10/26/26................................................. EUR     500     580,671
          1.000%, 02/02/27................................................. EUR     800     897,679
Western Digital Corp.
#         4.750%, 02/15/26.................................................       1,695   1,635,675
Western Gas Partners L.P.
          4.000%, 07/01/22.................................................         700     715,087
Western Union Co. (The)
          5.253%, 04/01/20.................................................          27      27,562

                                                                              FACE
                                                                             AMOUNT^    VALUE+
                                                                             ------- ------------
                                                                              (000)
UNITED STATES -- (Continued)
WestRock MWV LLC
         8.200%, 01/15/30.................................................      180  $    237,871
Whirlpool Corp.
         4.700%, 06/01/22.................................................       22        23,067
         3.700%, 05/01/25.................................................      145       146,561
         4.750%, 02/26/29.................................................    1,000     1,039,287
Williams Cos., Inc. (The)
         7.875%, 09/01/21.................................................      498       550,477
         3.700%, 01/15/23.................................................      100       101,719
#        4.000%, 09/15/25.................................................      136       140,160
         3.750%, 06/15/27.................................................       16        16,001
Wisconsin Electric Power Co.
         3.100%, 06/01/25.................................................       37        36,957
Wm Wrigley Jr Co.
(OMEGA)  2.900%, 10/21/19.................................................        2         2,001
WR Grace & Co-Conn
(OMEGA)  5.125%, 10/01/21.................................................    1,010     1,045,350
Wyndham Destinations, Inc.
         3.900%, 03/01/23.................................................    1,088     1,074,060
Xerox Corp.
         4.070%, 03/17/22.................................................       13        12,928
         3.800%, 05/15/24.................................................       50        47,950
Xilinx, Inc.
         3.000%, 03/15/21.................................................       11        11,041
Zimmer Biomet Holdings, Inc.
         3.550%, 04/01/25.................................................      731       730,942
Zoetis, Inc.
         3.000%, 09/12/27.................................................       62        59,483
                                                                                     ------------
TOTAL UNITED STATES.......................................................            371,212,065
                                                                                     ------------
TOTAL BONDS...............................................................            735,678,611
                                                                                     ------------
AGENCY OBLIGATIONS -- (1.4%)
Federal Farm Credit Bank
         5.320%, 09/03/19.................................................       74        74,724
         4.670%, 05/07/20.................................................       19        19,438
         5.350%, 08/07/20.................................................       23        23,856
         3.650%, 12/21/20.................................................      152       155,195
         5.250%, 03/02/21.................................................       21        22,096
         5.220%, 02/22/22.................................................       17        18,321
         5.210%, 12/19/22.................................................       73        80,196
         4.800%, 02/13/23.................................................        7         7,608
         5.250%, 03/06/23.................................................       21        23,197
         5.220%, 05/15/23.................................................      166       183,984
         2.630%, 08/03/26.................................................       67        66,887
         5.770%, 01/05/27.................................................       22        26,658
Federal Home Loan Bank
         5.375%, 05/15/19.................................................      195       195,222
         1.625%, 06/14/19.................................................      185       184,818
         3.000%, 03/18/20.................................................       65        65,336
         3.375%, 06/12/20.................................................      100       101,085
         2.875%, 09/11/20.................................................       50        50,339
         4.625%, 09/11/20.................................................       90        92,714
         3.125%, 12/11/20.................................................       20        20,254

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
    5.250%, 12/11/20.................................................       25  $   26,143
    5.000%, 03/12/21.................................................       20      20,966
    3.625%, 06/11/21.................................................       35      35,947
    5.625%, 06/11/21.................................................      130     138,647
    2.375%, 09/10/21.................................................      135     135,265
    3.000%, 09/10/21.................................................      110     111,708
    5.000%, 12/10/21.................................................      155     165,487
    2.250%, 03/11/22.................................................       35      34,948
    2.500%, 03/11/22.................................................       40      40,189
    5.250%, 06/10/22.................................................       30      32,630
    5.750%, 06/10/22.................................................       65      71,668
    2.000%, 09/09/22.................................................       55      54,476
    5.250%, 12/09/22.................................................       50      54,982
    4.750%, 03/10/23.................................................      170     185,117
    3.250%, 06/09/23.................................................      120     124,400
    2.500%, 12/08/23.................................................      115     115,718
    2.875%, 06/14/24.................................................       55      56,285
    5.375%, 08/15/24.................................................       65      74,279
    4.375%, 03/13/26.................................................       70      77,007
    5.750%, 06/12/26.................................................      140     167,897
    3.250%, 11/16/28.................................................    5,000   5,219,052
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.................................................      216     292,675
Federal National Mortgage Association
    1.500%, 06/22/20.................................................       53      52,480

                                                                            FACE
                                                                           AMOUNT^     VALUE+
                                                                          --------- ------------
                                                                            (000)
      1.250%, 05/06/21.................................................          58 $     56,846
      1.875%, 09/24/26.................................................       2,000    1,911,403
      7.125%, 01/15/30.................................................          75      104,776
Tennessee Valley Authority
      2.875%, 02/01/27.................................................         196      197,786
                                                                                    ------------
TOTAL AGENCY OBLIGATIONS...............................................               10,970,705
                                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (0.0%)
U.S. Treasury Notes
      2.250%, 11/15/24.................................................           0          100
                                                                                    ------------
TOTAL INVESTMENT SECURITIES............................................              746,649,416
                                                                                    ------------

                                                                           SHARES
                                                                          ---------
SECURITIES LENDING COLLATERAL -- (5.3%)
@(S)  The DFA Short Term Investment Fund...............................   3,609,916   41,770,338
                                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $791,544,731)..................................................             $788,419,754
                                                                                    ============

As of April 30, 2019, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                UNREALIZED
                                                                                                 FOREIGN
                                                                                                 EXCHANGE
                                                                                   SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
------------------  --------------------- ---------------------------------------  ---------- --------------
USD       1,475,807 EUR         1,304,065 Citibank, N.A.                            05/03/19     $ 13,167
USD       1,593,546 EUR         1,412,235 Citibank, N.A.                            05/03/19        9,583
USD       4,100,429 EUR         3,648,744 State Street Bank and Trust               05/03/19        7,996
USD      76,526,952 EUR        68,143,338 State Street Bank and Trust               05/03/19       97,345
USD       3,501,900 EUR         3,118,563 Citibank, N.A.                            05/06/19        3,196
USD       3,700,446 EUR         3,274,996 Citibank, N.A.                            05/06/19       26,241
USD      77,409,897 EUR        68,661,404 State Street Bank and Trust               05/06/19      378,930
USD       1,187,707 GBP           908,733 Citibank, N.A.                            05/07/19        2,401
USD       2,033,581 GBP         1,555,179 Citibank, N.A.                            05/07/19        5,083
USD       2,227,266 GBP         1,703,953 Citibank, N.A.                            05/07/19        4,714
USD      19,350,178 GBP        14,684,374 State Street Bank and Trust               05/07/19      196,611
USD       5,156,993 DKK        34,094,105 Citibank, N.A.                            05/13/19       29,740
USD      79,254,239 GBP        60,491,080 State Street Bank and Trust               05/13/19      327,488
USD         953,369 SEK         8,834,694 Citibank, N.A.                            05/15/19       22,201
USD      10,759,165 SEK        99,471,396 State Street Bank and Trust               05/15/19      274,980
USD       3,805,790 EUR         3,362,732 State Street Bank and Trust               05/16/19       29,880
USD      79,618,996 EUR        70,161,184 Citibank, N.A.                            05/16/19      837,130
USD      22,915,711 AUD        31,988,152 Citibank, N.A.                            05/24/19      353,568

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED


                                                                                            UNREALIZED
                                                                                             FOREIGN
                                                                                             EXCHANGE
                                                                               SETTLEMENT  APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD                COUNTERPARTY                   DATE    (DEPRECIATION)
------------------ ------------------ ---------------------------------------  ---------- --------------
USD    1,633,944   NOK     13,915,138 Citibank, N.A                             05/28/19    $   19,392
USD   86,327,270   EUR     76,567,977 State Street Bank and Trust               06/27/19        37,508
USD    2,556,853   CAD      3,397,484 Citibank, N.A                             07/08/19        16,488
USD   17,257,870   CAD     22,980,131 State Street Bank and Trust               07/08/19        75,179
USD   46,018,054   JPY  5,087,080,039 State Street Bank and Trust               07/08/19       101,100
                                                                                            ----------
TOTAL APPRECIATION                                                                          $2,869,921
EUR   76,738,443   USD     86,114,346 State Street Bank and Trust               05/03/19    $  (44,465)
USD    2,487,726   EUR      2,230,061 Citibank, N.A                             05/03/19       (13,512)
USD    2,651,714   GBP      2,051,203 Citibank, N.A                             05/07/19       (23,773)
USD    4,229,970   GBP      3,267,635 Citibank, N.A                             05/07/19       (32,170)
USD    3,082,856   EUR      2,765,228 Citibank, N.A                             05/16/19       (22,134)
USD      260,297   AUD        369,578 State Street Bank and Trust               05/24/19          (376)
USD    2,269,393   CAD      3,043,468 Citibank, N.A                             07/08/19        (6,268)
USD    2,620,531   JPY    291,331,163 Citibank, N.A                             07/08/19        (9,080)
                                                                                            ----------
TOTAL (DEPRECIATION)                                                                        $ (151,778)
                                                                                            ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                              $2,718,143
                                                                                            ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                   ------- ------------ ------- ------------
   Bonds
      Australia...................   --    $ 18,392,949   --    $ 18,392,949
      Belgium.....................   --       3,900,261   --       3,900,261
      Canada......................   --      38,748,623   --      38,748,623
      Denmark.....................   --      10,460,791   --      10,460,791
      Finland.....................   --       1,754,375   --       1,754,375
      France......................   --      47,267,757   --      47,267,757
      Germany.....................   --      17,332,157   --      17,332,157
      Ireland.....................   --         492,732   --         492,732
      Italy.......................   --       7,469,964   --       7,469,964
      Japan.......................   --       3,864,550   --       3,864,550
      Luxembourg..................   --      19,078,543   --      19,078,543
      Netherlands.................   --      47,968,373   --      47,968,373
      Norway......................   --      26,560,353   --      26,560,353
      Spain.......................   --       4,874,967   --       4,874,967
      Supranational Organization
        Obligations...............   --      39,103,909   --      39,103,909
      Sweden......................   --      12,730,964   --      12,730,964
      Switzerland.................   --       2,920,001   --       2,920,001
      United Kingdom..............   --      61,545,277   --      61,545,277
      United States...............   --     371,212,065   --     371,212,065
   Agency Obligations.............   --      10,970,705   --      10,970,705
   U.S. Treasury Obligations......   --             100   --             100

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Securities Lending
           Collateral........   --    $ 41,770,338   --    $ 41,770,338
         Forward Currency
           Contracts**.......   --       2,718,143   --       2,718,143
                                --    ------------   --    ------------
         TOTAL...............   --    $791,137,897   --    $791,137,897
                                ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
BONDS -- (54.0%)
AUSTRALIA -- (1.6%)
ANZ New Zealand International Ltd.
(OMEGA)   3.450%, 07/17/27.................................................      6,000  $  5,977,291
Australia & New Zealand Banking Group, Ltd.
          0.625%, 02/21/23................................................. EUR  1,361     1,554,067
          3.700%, 11/16/25.................................................      6,110     6,302,223
BHP Billiton Finance USA, Ltd.
          2.875%, 02/24/22.................................................      1,077     1,088,147
Commonwealth Bank of Australia
          2.300%, 09/06/19.................................................        558       557,371
          5.000%, 03/19/20.................................................        784       799,499
          2.400%, 11/02/20.................................................      3,605     3,590,691
(OMEGA)   2.850%, 05/18/26.................................................     22,784    22,124,654
(OMEGA)   3.150%, 09/19/27.................................................        890       879,374
Macquarie Bank, Ltd.
#(OMEGA)  3.900%, 01/15/26.................................................     24,711    25,125,326
National Australia Bank, Ltd.
          2.250%, 07/01/19.................................................      1,849     1,847,841
#         3.375%, 01/14/26.................................................      3,000     3,016,747
#(OMEGA)  3.500%, 01/10/27.................................................     29,999    30,452,781
Rio Tinto Finance USA, Ltd.
          7.125%, 07/15/28.................................................      1,270     1,644,579
Westpac Banking Corp.
          4.875%, 11/19/19.................................................      2,958     2,992,454
          2.850%, 05/13/26.................................................     10,267     9,988,297
#         2.700%, 08/19/26.................................................      5,052     4,885,868
          3.350%, 03/08/27.................................................     27,267    27,432,426
                                                                                        ------------
TOTAL AUSTRALIA............................................................              150,259,636
                                                                                        ------------
CANADA -- (0.9%)
Alimentation Couche-Tard, Inc.
(OMEGA)   3.550%, 07/26/27.................................................      2,780     2,729,883
Bank of Nova Scotia (The)
          4.375%, 01/13/21.................................................      2,092     2,151,764
Canadian Imperial Bank of Commerce
          0.750%, 03/22/23................................................. EUR  3,000     3,444,312
Canadian Natural Resources, Ltd.
          3.850%, 06/01/27.................................................      3,898     3,939,169
Canadian Pacific Railway Co.
          2.900%, 02/01/25.................................................      3,024     3,011,239
          3.700%, 02/01/26.................................................      4,880     4,952,405

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
CANADA -- (Continued)
Enbridge, Inc.
#         3.500%, 06/10/24.................................................      1,280  $ 1,293,084
#         3.700%, 07/15/27.................................................      1,575    1,584,879
Nutrien, Ltd.
          3.625%, 03/15/24.................................................      3,460    3,504,264
          3.000%, 04/01/25.................................................      3,460    3,370,590
Province of British Columbia Canada
#         6.500%, 01/15/26.................................................      2,918    3,537,639
Province of Ontario Canada
          3.150%, 06/02/22................................................. CAD 19,927   15,449,263
Rogers Communications, Inc.
          3.000%, 03/15/23.................................................      1,765    1,768,942
Suncor Energy, Inc.
          3.600%, 12/01/24.................................................      2,406    2,458,209
Thomson Reuters Corp.
          4.300%, 11/23/23.................................................      5,120    5,346,917
          3.850%, 09/29/24.................................................        203      204,358
Toronto-Dominion Bank (The)
          2.125%, 07/02/19.................................................      3,660    3,657,145
          2.125%, 04/07/21.................................................      7,407    7,337,910
          1.994%, 03/23/22................................................. CAD  4,942    3,676,417
Toyota Credit Canada, Inc.
          2.020%, 02/28/22................................................. CAD  4,942    3,666,273
TransCanada PipeLines, Ltd.
          3.800%, 10/01/20.................................................        780      791,204
          4.875%, 01/15/26.................................................      5,560    5,987,485
#         4.250%, 05/15/28.................................................      1,300    1,354,298
                                                                                        -----------
TOTAL CANADA...............................................................              85,217,649
                                                                                        -----------
DENMARK -- (0.5%)
Danske Bank A.S.
(OMEGA)   2.750%, 09/17/20.................................................      1,058    1,048,264
(OMEGA)   2.800%, 03/10/21.................................................      6,530    6,461,262
#(OMEGA)  4.375%, 06/12/28.................................................      2,000    1,947,074
Kommunekredit
          0.000%, 09/08/22................................................. EUR 21,894   24,698,013
Siemens Financieringsmaatschappij NV
(OMEGA)   6.125%, 08/17/26.................................................      7,621    8,916,681
                                                                                        -----------
TOTAL DENMARK..............................................................              43,071,294
                                                                                        -----------
FINLAND -- (0.0%)
Nordea Bank AB
          0.875%, 06/26/23................................................. EUR  1,000    1,136,148
                                                                                        -----------

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
FRANCE -- (1.2%)
BNP Paribas SA
          3.250%, 03/03/23.................................................      1,920  $  1,951,823
BPCE SA
          0.375%, 10/05/23................................................. EUR  8,100     9,128,364
          4.000%, 04/15/24.................................................     10,914    11,355,220
Credit Agricole SA
(OMEGA)   2.750%, 06/10/20.................................................      1,125     1,124,587
          3.875%, 04/15/24.................................................      8,591     8,898,439
Electricite de France SA
(OMEGA)   3.625%, 10/13/25.................................................      6,638     6,767,025
Pernod Ricard SA
(OMEGA)   4.450%, 01/15/22.................................................      6,474     6,709,017
#(OMEGA)  3.250%, 06/08/26.................................................     14,827    14,664,026
Sanofi
#         3.625%, 06/19/28.................................................     20,000    20,660,400
Total Capital International SA
          2.100%, 06/19/19.................................................      2,226     2,224,377
          3.750%, 04/10/24.................................................      9,600     9,993,075
Total System Services, Inc.
          4.800%, 04/01/26.................................................      7,031     7,385,492
          4.450%, 06/01/28.................................................      7,882     8,140,775
                                                                                        ------------
TOTAL FRANCE...............................................................              109,002,620
                                                                                        ------------
GERMANY -- (0.4%)
Bayer U.S. Finance LLC
(OMEGA)   2.375%, 10/08/19.................................................      4,739     4,723,562
BMW US Capital LLC
(OMEGA)   2.800%, 04/11/26.................................................     21,530    20,702,183
(OMEGA)   3.300%, 04/06/27.................................................      6,742     6,675,229
Deutsche Bank AG
          2.950%, 08/20/20.................................................        136       134,953
          3.125%, 01/13/21.................................................      1,977     1,946,937
Volkswagen Financial Services AG
          1.375%, 10/16/23................................................. EUR  3,500     4,032,096
Volkswagen Group of America Finance LLC
(OMEGA)   2.400%, 05/22/20.................................................        699       695,135
                                                                                        ------------
TOTAL GERMANY..............................................................               38,910,095
                                                                                        ------------
IRELAND -- (0.0%)
CRH America Finance, Inc.
(OMEGA)   3.950%, 04/04/28.................................................      1,520     1,511,640
                                                                                        ------------
ITALY -- (0.2%)
Enel Finance International NV
(OMEGA)   3.500%, 04/06/28.................................................      2,800     2,639,658
(OMEGA)   4.875%, 06/14/29.................................................     10,000    10,436,880
LYB International Finance II BV
#         3.500%, 03/02/27.................................................      4,166     4,055,213
                                                                                        ------------
TOTAL ITALY................................................................               17,131,751
                                                                                        ------------

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
JAPAN -- (1.2%)
Beam Suntory, Inc.
          3.250%, 06/15/23.................................................      1,743  $  1,727,643
Mitsubishi UFJ Financial Group, Inc.
          0.680%, 01/26/23................................................. EUR  3,822     4,345,546
#         3.850%, 03/01/26.................................................     12,000    12,432,705
#         3.677%, 02/22/27.................................................      4,465     4,579,430
Mizuho Financial Group, Inc.
#(OMEGA)  2.632%, 04/12/21.................................................      2,000     1,992,052
          1.020%, 10/11/23................................................. EUR  5,461     6,274,132
#         2.839%, 09/13/26.................................................     18,000    17,465,493
MUFG Bank, Ltd.
          3.250%, 09/08/24.................................................      3,237     3,266,345
Nomura Holdings, Inc.
          6.700%, 03/04/20.................................................      1,394     1,439,208
Sumitomo Mitsui Banking Corp.
          3.950%, 07/19/23.................................................      5,931     6,156,087
Sumitomo Mitsui Financial Group, Inc.
          3.784%, 03/09/26.................................................      5,242     5,401,788
Toyota Motor Credit Corp.
          3.300%, 01/12/22.................................................      2,605     2,652,205
          2.625%, 01/10/23.................................................      2,999     3,003,603
#         3.200%, 01/11/27.................................................     26,976    27,446,763
#         3.050%, 01/11/28.................................................     11,550    11,558,463
#         3.650%, 01/08/29.................................................      5,000     5,181,884
                                                                                        ------------
TOTAL JAPAN................................................................              114,923,347
                                                                                        ------------
LUXEMBOURG -- (0.3%)
Allergan Funding SCS
          3.800%, 03/15/25.................................................      2,471     2,494,260
European Financial Stability Facility
          0.000%, 11/17/22................................................. EUR 19,769    22,378,110
                                                                                        ------------
TOTAL LUXEMBOURG...........................................................               24,872,370
                                                                                        ------------
NETHERLANDS -- (1.4%)
ABN AMRO Bank NV
          0.500%, 07/17/23................................................. EUR    911     1,035,028
Airbus SE
(OMEGA)   3.150%, 04/10/27.................................................      7,500     7,536,022
Cooperatieve Rabobank UA
          3.875%, 02/08/22.................................................      4,090     4,208,424
          0.750%, 08/29/23................................................. EUR  1,200     1,372,508
#         3.375%, 05/21/25.................................................     17,522    17,823,237
Heineken NV
#(OMEGA)  2.750%, 04/01/23.................................................      2,219     2,211,538
ING Bank NV
(OMEGA)   2.050%, 08/15/21.................................................      5,000     4,908,837
ING Groep NV
          1.000%, 09/20/23................................................. EUR  1,800     2,065,553
          3.950%, 03/29/27.................................................     10,000    10,113,412

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
         2.250%, 11/10/20.................................................       4,646 $  4,630,966
         3.400%, 08/12/23.................................................       5,559    5,703,450
         3.250%, 05/11/25.................................................      31,117   31,707,140
#        2.875%, 05/10/26.................................................      29,810   29,571,112
#        2.500%, 09/12/26.................................................      11,169   10,767,492
                                                                                       ------------
TOTAL NETHERLANDS.........................................................              133,654,719
                                                                                       ------------
NORWAY -- (0.1%)
Equinor ASA
         2.450%, 01/17/23.................................................       3,586    3,555,565
         2.650%, 01/15/24.................................................       6,950    6,903,069
                                                                                       ------------
TOTAL NORWAY..............................................................               10,458,634
                                                                                       ------------
SPAIN -- (0.7%)
Banco Santander SA
#        3.800%, 02/23/28.................................................       7,000    6,867,163
Iberdrola Finance Ireland DAC
(OMEGA)  5.000%, 09/11/19.................................................         713      718,024
Santander Holdings USA, Inc.
         4.500%, 07/17/25.................................................      17,590   18,339,499
#        4.400%, 07/13/27.................................................       2,000    2,031,858
Santander UK P.L.C.
         4.000%, 03/13/24.................................................       8,788    9,166,747
Telefonica Emisiones SA
         5.462%, 02/16/21.................................................         829      865,950
         3.987%, 01/23/23................................................. EUR   1,000    1,276,324
         4.570%, 04/27/23.................................................       7,532    7,973,493
Telefonica Europe BV
#        8.250%, 09/15/30.................................................      13,567   18,291,701
                                                                                       ------------
TOTAL SPAIN...............................................................               65,530,759
                                                                                       ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.0%)
Inter-American Development Bank
         6.750%, 07/15/27.................................................       1,942    2,451,491
                                                                                       ------------
SWEDEN -- (1.0%)
Kommuninvest I Sverige AB
         0.250%, 06/01/22................................................. SEK 296,540   31,433,306
         1.000%, 11/13/23................................................. SEK 500,000   54,337,248
Svensk Exportkredit AB
         1.875%, 06/17/19.................................................       1,164    1,162,882
Svenska Handelsbanken AB
         0.250%, 02/28/22................................................. EUR   9,390   10,614,631
         0.500%, 03/21/23................................................. EUR   1,000    1,138,660
                                                                                       ------------
TOTAL SWEDEN..............................................................               98,686,727
                                                                                       ------------
SWITZERLAND -- (0.6%)
Credit Suisse AG
         2.300%, 05/28/19.................................................         162      161,966
         3.000%, 10/29/21.................................................       3,011    3,027,846

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
SWITZERLAND -- (Continued)
          3.625%, 09/09/24.................................................     16,929  $17,339,601
Roche Holdings, Inc.
(OMEGA)   2.625%, 05/15/26.................................................      1,000      974,434
#(OMEGA)  2.375%, 01/28/27.................................................     14,000   13,366,296
UBS AG Stamford CT
          2.375%, 08/14/19.................................................        148      147,902
UBS Group Funding Switzerland AG
(OMEGA)   4.125%, 09/24/25.................................................     20,990   21,757,359
                                                                                        -----------
TOTAL SWITZERLAND..........................................................              56,775,404
                                                                                        -----------
UNITED KINGDOM -- (2.4%)
Aon P.L.C.
          4.000%, 11/27/23.................................................      4,000    4,151,564
          3.500%, 06/14/24.................................................      9,147    9,296,892
AstraZeneca P.L.C.
          3.375%, 11/16/25.................................................      8,259    8,352,959
#         4.000%, 01/17/29.................................................      2,000    2,091,232
AstraZeneca P.L.C.
          2.375%, 11/16/20.................................................      2,316    2,301,968
Barclays P.L.C.
          2.750%, 11/08/19.................................................        626      624,816
          3.650%, 03/16/25.................................................     14,330   14,059,077
          4.375%, 01/12/26.................................................      9,970   10,121,823
BAT International Finance P.L.C.
          2.375%, 01/19/23................................................. EUR  5,895    7,090,420
BP Capital Markets America, Inc.
          3.245%, 05/06/22.................................................      2,848    2,890,121
          3.119%, 05/04/26.................................................      5,915    5,881,673
          3.017%, 01/16/27.................................................     11,773   11,537,181
BP Capital Markets P.L.C.
          3.535%, 11/04/24.................................................      2,240    2,299,565
#         3.017%, 01/16/27.................................................      1,700    1,665,948
          3.279%, 09/19/27.................................................     11,000   10,973,432
British Telecommunications P.L.C.
          5.125%, 12/04/28.................................................      5,000    5,405,434
HSBC Holdings P.L.C.
          3.400%, 03/08/21.................................................      4,100    4,141,938
          4.000%, 03/30/22.................................................      5,009    5,158,957
          4.300%, 03/08/26.................................................     13,270   13,821,656
#         3.900%, 05/25/26.................................................     12,666   12,915,487
HSBC USA, Inc.
          2.375%, 11/13/19.................................................        317      316,420
#         3.500%, 06/23/24.................................................     12,593   12,809,664
Lloyds Banking Group P.L.C.
          3.750%, 01/11/27.................................................     10,250   10,167,137
          4.375%, 03/22/28.................................................      4,000    4,139,795
Mead Johnson Nutrition Co.
          4.125%, 11/15/25.................................................      5,931    6,255,246

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
UNITED KINGDOM -- (Continued)
Nationwide Building Society
(OMEGA)   3.900%, 07/21/25.................................................    4,600  $  4,723,513
Rolls-Royce P.L.C.
(OMEGA)   3.625%, 10/14/25.................................................   20,258    20,314,783
Royal Bank of Scotland Group P.L.C.
          4.800%, 04/05/26.................................................    4,800     5,038,624
Standard Chartered P.L.C.
#(OMEGA)  4.050%, 04/12/26.................................................    4,380     4,451,346
TechnipFMC P.L.C.
          3.450%, 10/01/22.................................................    4,235     4,268,183
Vodafone Group P.L.C.
          4.375%, 03/16/21.................................................      902       929,922
#         2.500%, 09/26/22.................................................    9,656     9,571,322
          7.875%, 02/15/30.................................................    7,107     9,141,524
                                                                                      ------------
TOTAL UNITED KINGDOM.......................................................            226,909,622
                                                                                      ------------
UNITED STATES -- (41.5%)
3M Co.
          2.875%, 10/15/27.................................................   14,390    14,303,334
ABB Finance USA, Inc.
          2.875%, 05/08/22.................................................    3,884     3,900,897
Abbott Laboratories
#         2.950%, 03/15/25.................................................   12,469    12,448,226
AbbVie, Inc.
          2.900%, 11/06/22.................................................    2,800     2,790,588
          3.600%, 05/14/25.................................................   18,850    18,966,529
#         4.250%, 11/14/28.................................................   25,500    26,119,272
Activision Blizzard, Inc.
          3.400%, 06/15/27.................................................    6,308     6,165,155
Adobe, Inc.
          3.250%, 02/01/25.................................................    1,920     1,967,221
Advance Auto Parts, Inc.
          4.500%, 12/01/23.................................................    1,186     1,244,031
Aetna, Inc.
          2.750%, 11/15/22.................................................    8,320     8,215,743
#         3.500%, 11/15/24.................................................    5,359     5,364,890
Affiliated Managers Group, Inc.
          3.500%, 08/01/25.................................................    3,410     3,441,470
Aflac, Inc.
          3.250%, 03/17/25.................................................   11,007    11,124,597
Agilent Technologies, Inc.
          5.000%, 07/15/20.................................................       17        17,447
Ahold Finance USA LLC
          6.875%, 05/01/29.................................................      704       846,327
Air Products & Chemicals, Inc.
          2.750%, 02/03/23.................................................      976       977,233
Alabama Power Co.
          2.800%, 04/01/25.................................................    2,560     2,504,428
Albemarle Corp.
          4.150%, 12/01/24.................................................    7,365     7,627,773

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
Allergan Finance LLC
    3.250%, 10/01/22.................................................      7,562  $ 7,552,383
Allergan Funding SCS
    3.450%, 03/15/22.................................................     12,881   12,947,622
Allstate Corp. (The)
    3.150%, 06/15/23.................................................      5,073    5,155,003
    5.350%, 06/01/33.................................................      7,500    8,807,406
Alphabet, Inc.
    3.375%, 02/25/24.................................................      3,494    3,613,905
    1.998%, 08/15/26.................................................      7,385    6,966,554
Altria Group, Inc.
    4.750%, 05/05/21.................................................        208      215,744
Amazon.com, Inc.
#   3.150%, 08/22/27.................................................      9,200    9,261,558
Ameren Corp.
    2.700%, 11/15/20.................................................        988      984,917
    3.650%, 02/15/26.................................................     10,631   10,775,713
American Express Credit Corp.
    2.250%, 05/05/21.................................................        148      146,824
    3.300%, 05/03/27.................................................     16,929   17,185,052
American Honda Finance Corp.
    2.300%, 09/09/26.................................................     21,110   19,879,729
American International Group, Inc.
    3.300%, 03/01/21.................................................      1,483    1,493,164
    4.875%, 06/01/22.................................................      1,425    1,503,723
    1.500%, 06/08/23................................................. EUR  2,000    2,321,540
    4.125%, 02/15/24.................................................     10,069   10,512,423
    3.750%, 07/10/25.................................................      9,247    9,356,799
    3.900%, 04/01/26.................................................      6,429    6,512,444
    4.200%, 04/01/28.................................................      2,100    2,152,597
American Water Capital Corp.
#   3.850%, 03/01/24.................................................      2,115    2,190,486
    2.950%, 09/01/27.................................................        584      568,836
Ameriprise Financial, Inc.
    5.300%, 03/15/20.................................................        129      131,856
    4.000%, 10/15/23.................................................      3,722    3,894,985
#   2.875%, 09/15/26.................................................      6,175    6,029,222
AmerisourceBergen Corp.
    3.400%, 05/15/24.................................................      1,223    1,233,558
#   3.450%, 12/15/27.................................................      3,000    2,899,954
Amgen, Inc.
    4.100%, 06/15/21.................................................      6,993    7,162,797
    3.625%, 05/22/24.................................................      6,399    6,573,739
    3.125%, 05/01/25.................................................      3,200    3,205,223
    2.600%, 08/19/26.................................................     10,375    9,842,330
Analog Devices, Inc.
    3.900%, 12/15/25.................................................      4,965    5,097,303
#   3.500%, 12/05/26.................................................     11,977   11,993,982
Anheuser-Busch InBev Worldwide, Inc.
    4.000%, 04/13/28.................................................     14,000   14,286,225

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
         4.900%, 01/23/31.................................................    2,000  $ 2,169,143
Anthem,Inc.
         4.350%, 08/15/20.................................................    1,087    1,107,105
#        3.125%, 05/15/22.................................................    2,177    2,189,083
         3.500%, 08/15/24.................................................    4,986    5,047,576
         3.650%, 12/01/27.................................................    4,000    3,965,521
         4.101%, 03/01/28.................................................   16,600   17,017,714
Aon Corp.
#        5.000%, 09/30/20.................................................      810      835,982
Apache Corp.
         3.250%, 04/15/22.................................................    6,399    6,452,076
         4.375%, 10/15/28.................................................    5,000    5,056,050
Apple, Inc.
         3.450%, 05/06/24.................................................   19,459   20,062,994
         2.500%, 02/09/25.................................................    4,560    4,469,798
#        3.250%, 02/23/26.................................................   19,942   20,243,514
         2.450%, 08/04/26.................................................   17,090   16,465,236
#        3.350%, 02/09/27.................................................   33,607   34,163,508
#        3.000%, 06/20/27.................................................   11,436   11,355,258
         3.000%, 11/13/27.................................................   26,919   26,692,493
Applied Materials, Inc.
#        3.300%, 04/01/27.................................................   16,750   16,908,707
Archer-Daniels-Midland Co.
         2.500%, 08/11/26.................................................    4,942    4,775,300
Arizona Public Service Co.
         3.150%, 05/15/25.................................................    9,580    9,615,613
Arrow Electronics, Inc.
         3.875%, 01/12/28.................................................   12,338   11,955,674
Associated Banc-Corp
         2.750%, 11/15/19.................................................       53       52,968
Assurant, Inc.
         4.000%, 03/15/23.................................................    6,399    6,490,291
AT&T, Inc.
         3.950%, 01/15/25.................................................    9,885   10,198,430
         3.400%, 05/15/25.................................................   23,617   23,725,799
Autodesk, Inc.
         3.125%, 06/15/20.................................................      372      373,115
         4.375%, 06/15/25.................................................    3,015    3,118,911
         3.500%, 06/15/27.................................................   12,009   11,718,582
Automatic Data Processing, Inc.
         3.375%, 09/15/25.................................................   12,356   12,753,428
AutoZone, Inc.
         2.875%, 01/15/23.................................................   11,988   11,928,776
         3.125%, 07/15/23.................................................    1,270    1,273,777
#        3.250%, 04/15/25.................................................    6,203    6,174,815
#        3.125%, 04/21/26.................................................      988      961,392
Avnet, Inc.
#        4.625%, 04/15/26.................................................    5,560    5,656,459
AXIS Specialty Finance P.L.C.
         4.000%, 12/06/27.................................................   20,320   20,234,120
BAE Systems Holdings, Inc.
(OMEGA)  2.850%, 12/15/20.................................................    1,239    1,237,920

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Baker Hughes a GE Co. LLC
         3.200%, 08/15/21.................................................      183  $   184,547
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
#        3.337%, 12/15/27.................................................    1,900    1,861,965
Baltimore Gas & Electric Co.
         2.400%, 08/15/26.................................................      692      653,001
Bank of America Corp.
         4.000%, 04/01/24.................................................    6,120    6,390,834
         3.875%, 08/01/25.................................................    2,350    2,430,930
(r)      3.419%, 12/20/28.................................................   15,341   15,066,561
Bank of New York Mellon Corp. (The)
         5.450%, 05/15/19.................................................      386      386,399
         3.650%, 02/04/24.................................................   10,524   10,872,438
         3.000%, 02/24/25.................................................    1,913    1,910,463
         2.800%, 05/04/26.................................................    7,088    6,970,988
Baxalta, Inc.
         2.875%, 06/23/20.................................................      141      140,848
Baxter International, Inc.
#        2.600%, 08/15/26.................................................    4,951    4,760,173
Bayer U.S. Finance II LLC
(OMEGA)  2.125%, 07/15/19.................................................      261      260,332
(OMEGA)  5.500%, 08/15/25.................................................    2,240    2,320,264
Bayer U.S. Finance LLC
(OMEGA)  3.375%, 10/08/24.................................................   12,544   12,281,320
BB&T Corp.
#        3.700%, 06/05/25.................................................   14,345   14,853,280
Bemis Co., Inc.
         4.500%, 10/15/21.................................................      640      659,412
Berkshire Hathaway, Inc.
         3.125%, 03/15/26.................................................   33,128   33,312,273
Best Buy Co., Inc.
#        4.450%, 10/01/28.................................................   19,493   19,882,119
Biogen, Inc.
         2.900%, 09/15/20.................................................   14,678   14,673,557
         4.050%, 09/15/25.................................................    8,950    9,203,773
BlackRock, Inc.
         3.200%, 03/15/27.................................................   24,563   24,760,994
Boeing Co. (The)
         8.750%, 08/15/21.................................................      977    1,104,529
         2.500%, 03/01/25.................................................    6,399    6,224,223
         2.600%, 10/30/25.................................................    3,568    3,478,491
Booking Holdings, Inc.
         3.600%, 06/01/26.................................................   10,484   10,715,412
         3.550%, 03/15/28.................................................    5,000    5,049,801
Boston Scientific Corp.
         4.125%, 10/01/23.................................................    1,472    1,533,840
Bristol-Myers Squibb Co.
#        2.000%, 08/01/22.................................................    4,244    4,150,517
Brown & Brown, Inc.
         4.200%, 09/15/24.................................................    4,660    4,783,276

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Buckeye Partners L.P.
    4.150%, 07/01/23.................................................    1,920  $ 1,959,584
    3.950%, 12/01/26.................................................    7,413    7,195,697
Bunge, Ltd. Finance Corp.
    3.750%, 09/25/27.................................................   14,400   13,481,843
Burlington Northern Santa Fe LLC
#   3.000%, 04/01/25.................................................    4,279    4,315,522
    7.000%, 12/15/25.................................................      858    1,058,030
CA, Inc.
    4.700%, 03/15/27.................................................   17,502   17,445,459
Campbell Soup Co.
    4.250%, 04/15/21.................................................    1,024    1,047,575
    2.500%, 08/02/22.................................................    1,939    1,897,945
    3.300%, 03/19/25.................................................    4,045    3,950,723
#   4.150%, 03/15/28.................................................    9,628    9,670,150
Capital One Bank USA NA
    2.300%, 06/05/19.................................................      529      528,972
Capital One Financial Corp.
    4.750%, 07/15/21.................................................    1,956    2,037,065
    3.750%, 04/24/24.................................................    4,607    4,705,988
    3.200%, 02/05/25.................................................    2,700    2,670,973
    3.750%, 03/09/27.................................................    7,165    7,104,963
    3.800%, 01/31/28.................................................    3,000    2,959,578
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................      640      657,196
    3.200%, 06/15/22.................................................    3,840    3,848,044
#   3.410%, 06/15/27.................................................   17,718   16,815,913
Caterpillar, Inc.
#   2.600%, 06/26/22.................................................    2,531    2,524,245
    3.400%, 05/15/24.................................................    1,823    1,874,469
CBS Corp.
    3.500%, 01/15/25.................................................    2,364    2,372,529
    2.900%, 01/15/27.................................................   26,061   24,414,447
    7.875%, 07/30/30.................................................    1,137    1,486,036
Celgene Corp.
    4.000%, 08/15/23.................................................    8,237    8,539,475
    3.625%, 05/15/24.................................................    4,433    4,505,983
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.................................................    1,549    1,587,172
    4.000%, 04/01/28.................................................    4,800    4,939,921
Charles Schwab Corp. (The)
#   3.000%, 03/10/25.................................................   12,777   12,833,922
Chevron Corp.
    2.954%, 05/16/26.................................................   11,356   11,342,038
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.................................................    1,852    1,865,197
    2.700%, 03/13/23.................................................    2,965    2,955,265
    3.350%, 05/15/24.................................................    5,120    5,252,415
Cigna Holding Co.
    4.000%, 02/15/22.................................................      743      761,632
Cincinnati Financial Corp.
    6.920%, 05/15/28.................................................    4,000    4,965,517

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Cisco Systems, Inc.
#        3.625%, 03/04/24.................................................    1,920  $ 2,006,628
Citigroup, Inc.
         4.500%, 01/14/22.................................................    1,472    1,531,362
         3.750%, 06/16/24.................................................    2,560    2,635,610
#        3.300%, 04/27/25.................................................    7,679    7,721,960
Clorox Co. (The)
         3.100%, 10/01/27.................................................    5,077    5,008,217
#        3.900%, 05/15/28.................................................   16,112   16,824,109
CME Group, Inc.
         3.000%, 03/15/25.................................................    2,833    2,850,957
CMS Energy Corp.
         3.875%, 03/01/24.................................................    1,725    1,769,849
         3.600%, 11/15/25.................................................    3,163    3,203,801
         3.000%, 05/15/26.................................................    4,942    4,808,616
CNA Financial Corp.
         4.500%, 03/01/26.................................................   22,057   23,006,660
Coca-Cola Co. (The)
         3.200%, 11/01/23.................................................   13,789   14,090,436
         2.250%, 09/01/26.................................................   12,603   12,019,099
#        2.900%, 05/25/27.................................................   23,535   23,317,440
Comcast Cable Communications Holdings, Inc.
         9.455%, 11/15/22.................................................    2,956    3,620,096
Comcast Corp.
         3.600%, 03/01/24.................................................    4,324    4,454,095
#        3.375%, 08/15/25.................................................    4,946    5,024,695
         3.150%, 03/01/26.................................................    9,198    9,228,331
         3.150%, 02/15/28.................................................    5,000    4,908,761
         7.050%, 03/15/33.................................................    2,200    2,926,848
Conagra Brands, Inc.
         3.200%, 01/25/23.................................................    4,643    4,671,456
ConocoPhillips Co.
         4.950%, 03/15/26.................................................   14,827   16,457,732
ConocoPhillips Holding Co.
         6.950%, 04/15/29.................................................    9,700   12,524,543
Consolidated Edison Co. of New York, Inc.
         3.300%, 12/01/24.................................................    1,280    1,304,087
Constellation Brands, Inc.
#        3.600%, 02/15/28.................................................    6,325    6,270,533
Corning, Inc.
         3.700%, 11/15/23.................................................    2,710    2,754,734
Costco Wholesale Corp.
         3.000%, 05/18/27.................................................   19,300   19,396,115
Cox Communications, Inc.
(OMEGA)  3.850%, 02/01/25.................................................    6,790    6,930,251
(OMEGA)  3.500%, 08/15/27.................................................    1,200    1,180,585
CSX Corp.
#        4.250%, 06/01/21.................................................      748      767,105
CVS Health Corp.
#        2.800%, 07/20/20.................................................    1,913    1,911,137
         2.125%, 06/01/21.................................................    1,285    1,264,581

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
#        3.375%, 08/12/24.................................................     14,857  $14,794,895
         3.875%, 07/20/25.................................................     13,408   13,490,870
Daimler Finance North America LLC
(OMEGA)  3.250%, 08/01/24.................................................      2,072    2,079,855
#        8.500%, 01/18/31.................................................     28,596   41,237,982
Danaher Corp.
         3.350%, 09/15/25.................................................      1,483    1,502,652
Deere & Co.
#        5.375%, 10/16/29.................................................        467      554,499
Diageo Investment Corp.
         2.875%, 05/11/22.................................................        131      131,833
Discovery Communications LLC
         3.500%, 06/15/22.................................................      7,694    7,789,864
         3.250%, 04/01/23.................................................        640      639,800
#        3.900%, 11/15/24.................................................      5,376    5,515,459
         3.450%, 03/15/25.................................................      5,671    5,622,755
Dollar General Corp.
         3.250%, 04/15/23.................................................      6,733    6,770,775
         4.150%, 11/01/25.................................................      1,604    1,672,922
Dollar Tree, Inc.
         4.200%, 05/15/28.................................................     35,940   36,165,989
Dominion Energy Gas Holdings LLC
#        2.800%, 11/15/20.................................................      7,166    7,174,442
Dominion Energy, Inc.
#        3.900%, 10/01/25.................................................     10,013   10,413,327
Dow Chemical Co. (The)
         3.000%, 11/15/22.................................................      1,694    1,696,033
#        3.500%, 10/01/24.................................................      7,452    7,560,110
DTE Energy Co.
         3.850%, 12/01/23.................................................        960      989,004
         2.850%, 10/01/26.................................................      1,000      953,779
         6.375%, 04/15/33.................................................      2,305    2,873,210
Duke Energy Corp.
         3.750%, 04/15/24.................................................      5,705    5,884,479
DXC Technology Co.
         4.450%, 09/18/22.................................................      3,200    3,333,059
         4.750%, 04/15/27.................................................     25,329   26,600,497
E*TRADE Financial Corp.
#        4.500%, 06/20/28.................................................      8,496    8,685,326
Eastman Chemical Co.
         2.700%, 01/15/20.................................................        137      136,899
         4.500%, 01/15/21.................................................         88       90,119
         3.600%, 08/15/22.................................................        297      302,560
         1.500%, 05/26/23................................................. EUR  7,630    8,966,961
         3.800%, 03/15/25.................................................      9,527    9,766,632
Eaton Corp.
         4.000%, 11/02/32.................................................     11,600   12,157,061
Eaton Vance Corp.
         3.500%, 04/06/27.................................................     10,462   10,531,981
eBay, Inc.
#        3.800%, 03/09/22.................................................      6,177    6,337,289

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
UNITED STATES -- (Continued)
#         2.600%, 07/15/22.................................................      1,688  $ 1,672,373
          3.600%, 06/05/27.................................................     13,375   13,210,995
Ecolab, Inc.
          4.350%, 12/08/21.................................................        480      499,282
          2.700%, 11/01/26.................................................      4,448    4,328,225
Electronic Arts, Inc.
          4.800%, 03/01/26.................................................     15,000   16,086,793
EMD Finance LLC
(OMEGA)   2.950%, 03/19/22.................................................      5,120    5,093,799
Emerson Electric Co.
          3.150%, 06/01/25.................................................      5,312    5,382,823
Energy Transfer Operating L.P.
          4.750%, 01/15/26.................................................      8,233    8,612,762
Enterprise Products Operating LLC
          5.200%, 09/01/20.................................................        480      495,011
          3.900%, 02/15/24.................................................      2,080    2,155,974
          3.700%, 02/15/26.................................................      5,276    5,403,704
          6.875%, 03/01/33.................................................        700      890,859
EOG Resources, Inc.
          4.100%, 02/01/21.................................................      1,722    1,762,880
          3.150%, 04/01/25.................................................      6,718    6,752,494
EQT Corp.
#         3.900%, 10/01/27.................................................     18,855   17,784,232
ERAC USA Finance LLC
#(OMEGA)  3.850%, 11/15/24.................................................      6,590    6,772,046
Evergy, Inc.
          4.850%, 06/01/21.................................................      2,466    2,540,462
Eversource Energy
          2.500%, 03/15/21.................................................        494      491,432
#         2.800%, 05/01/23.................................................      4,743    4,724,181
          4.250%, 04/01/29.................................................      1,000    1,069,802
Exelon Corp.
          2.450%, 04/15/21.................................................        370      366,372
          3.950%, 06/15/25.................................................      2,323    2,415,295
          3.400%, 04/15/26.................................................     20,540   20,596,395
Exelon Generation Co. LLC
          2.950%, 01/15/20.................................................        326      326,115
Express Scripts Holding Co.
          3.900%, 02/15/22.................................................      4,767    4,883,302
          3.500%, 06/15/24.................................................      8,342    8,408,826
          3.400%, 03/01/27.................................................     14,920   14,519,946
Exxon Mobil Corp.
          3.176%, 03/15/24.................................................      3,229    3,307,184
FedEx Corp.
          2.625%, 08/01/22.................................................      3,357    3,334,029
          1.000%, 01/11/23................................................. EUR    760      875,718
#         4.000%, 01/15/24.................................................      8,491    8,906,837
          3.200%, 02/01/25.................................................      3,744    3,777,524
#         3.400%, 02/15/28.................................................      5,250    5,208,855
Fidelity National Information Services, Inc.
          2.250%, 08/15/21.................................................      3,855    3,811,156

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
#        5.000%, 10/15/25.................................................    4,265  $ 4,642,279
Fifth Third Bancorp
#        3.950%, 03/14/28.................................................   26,032   27,039,893
FirstEnergy Corp.
         7.375%, 11/15/31.................................................    1,368    1,809,788
Fluor Corp.
#        4.250%, 09/15/28.................................................    5,500    5,579,742
FMR LLC
(OMEGA)  4.950%, 02/01/33.................................................      650      740,262
GATX Corp.
         3.250%, 03/30/25.................................................    5,120    4,936,554
         3.250%, 09/15/26.................................................    7,749    7,402,291
General Dynamics Corp.
         2.125%, 08/15/26.................................................    7,339    6,944,255
General Electric Co.
         6.750%, 03/15/32.................................................   29,038   33,986,429
General Mills, Inc.
#        4.200%, 04/17/28.................................................    8,600    8,992,061
General Motors Co.
#        4.200%, 10/01/27.................................................    2,000    1,994,602
General Motors Financial Co., Inc.
         5.250%, 03/01/26.................................................   17,826   18,866,568
         4.350%, 01/17/27.................................................    4,942    4,940,159
Georgia Power Co.
#        3.250%, 04/01/26.................................................    3,000    2,929,710
#        3.250%, 03/30/27.................................................   15,966   15,545,934
Georgia-Pacific LLC
         7.750%, 11/15/29.................................................    1,000    1,359,408
Gilead Sciences, Inc.
         4.400%, 12/01/21.................................................    1,414    1,467,645
         3.700%, 04/01/24.................................................   10,612   10,936,738
#        3.650%, 03/01/26.................................................    8,806    8,997,748
GlaxoSmithKline Capital, Inc.
         2.800%, 03/18/23.................................................    5,387    5,376,930
         3.875%, 05/15/28.................................................    7,700    8,062,928
Goldman Sachs Group, Inc. (The)
         6.000%, 06/15/20.................................................       42       43,436
         5.250%, 07/27/21.................................................    2,240    2,354,869
         4.000%, 03/03/24.................................................   21,404   22,136,659
         3.750%, 05/22/25.................................................    8,213    8,328,824
         3.750%, 02/25/26.................................................    5,350    5,390,310
Halliburton Co.
         3.500%, 08/01/23.................................................    6,399    6,513,479
         3.800%, 11/15/25.................................................    4,981    5,095,888
Harley-Davidson, Inc.
#        3.500%, 07/28/25.................................................    5,593    5,489,409
Harris Corp.
         2.700%, 04/27/20.................................................      121      120,814
Hartford Financial Services Group, Inc. (The)
         5.125%, 04/15/22.................................................    6,737    7,168,190

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Hasbro, Inc.
    3.500%, 09/15/27.................................................    3,300  $ 3,204,445
Hewlett Packard Enterprise Co.
    4.900%, 10/15/25.................................................    6,965    7,432,108
Home Depot, Inc. (The)
    2.700%, 04/01/23.................................................    1,280    1,282,302
    3.350%, 09/15/25.................................................    3,642    3,742,838
Honeywell International, Inc.
    2.500%, 11/01/26.................................................    9,698    9,414,430
Hormel Foods Corp.
    4.125%, 04/15/21.................................................    1,479    1,513,239
Humana, Inc.
    3.850%, 10/01/24.................................................    7,825    8,002,018
Huntington Bancshares, Inc.
    3.150%, 03/14/21.................................................    1,582    1,591,997
    2.300%, 01/14/22.................................................    2,292    2,259,639
Hyatt Hotels Corp.
    3.375%, 07/15/23.................................................    1,936    1,931,741
Illinois Tool Works, Inc.
#   3.500%, 03/01/24.................................................    6,399    6,616,104
Intel Corp.
    2.700%, 12/15/22.................................................      413      414,293
#   3.150%, 05/11/27.................................................    2,500    2,519,961
    4.000%, 12/15/32.................................................    3,200    3,458,888
Intercontinental Exchange, Inc.
    3.750%, 12/01/25.................................................   10,000   10,427,000
International Business Machines Corp.
#   2.250%, 02/19/21.................................................   17,824   17,693,386
#   3.375%, 08/01/23.................................................    4,409    4,502,752
    3.625%, 02/12/24.................................................    9,600    9,890,112
#   3.300%, 01/27/27.................................................   26,154   26,435,942
International Paper Co.
    3.650%, 06/15/24.................................................    7,850    8,024,414
    3.800%, 01/15/26.................................................    3,050    3,119,772
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.................................................    3,903    4,052,126
ITC Holdings Corp.
    3.650%, 06/15/24.................................................    9,714    9,877,633
Janus Capital Group, Inc.
    4.875%, 08/01/25.................................................    9,046    9,524,898
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
    4.850%, 01/15/27.................................................    6,594    6,647,185
JM Smucker Co. (The)
    3.500%, 03/15/25.................................................    6,042    6,074,664
John Deere Capital Corp.
    2.550%, 01/08/21.................................................    9,591    9,584,844
Johnson & Johnson
    2.450%, 03/01/26.................................................    3,212    3,129,875

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
Johnson Controls International P.L.C.
         1.000%, 09/15/23................................................. EUR  5,000  $ 5,703,440
         3.625%, 07/02/24.................................................        983      993,627
JPMorgan Chase & Co.
#        3.625%, 05/13/24.................................................     12,131   12,470,891
         3.900%, 07/15/25.................................................     13,351   13,846,570
         2.950%, 10/01/26.................................................        500      489,312
Juniper Networks, Inc.
         4.600%, 03/15/21.................................................      2,560    2,639,333
         4.500%, 03/15/24.................................................      4,224    4,419,549
Kellogg Co.
#        3.250%, 04/01/26.................................................     13,739   13,592,649
         3.400%, 11/15/27.................................................     14,600   14,171,929
         7.450%, 04/01/31.................................................      6,959    8,969,323
Keurig Dr Pepper, Inc.
         3.400%, 11/15/25.................................................      5,885    5,754,922
Keurig Dr. Pepper, Inc.
         2.000%, 01/15/20.................................................         88       87,424
KeyBank NA
         2.500%, 12/15/19.................................................        153      152,818
         3.300%, 06/01/25.................................................        750      762,471
KeyCorp
         2.900%, 09/15/20.................................................        319      320,006
         5.100%, 03/24/21.................................................        101      105,342
Kimberly-Clark Corp.
         1.900%, 05/22/19.................................................        491      490,822
#        2.400%, 06/01/23.................................................      1,920    1,888,019
Kohl's Corp.
         4.750%, 12/15/23.................................................      1,417    1,488,035
Kraft Heinz Foods Co.
         3.500%, 06/06/22.................................................      9,148    9,259,058
         3.950%, 07/15/25.................................................     18,315   18,483,991
Kroger Co. (The)
#        3.850%, 08/01/23.................................................      3,341    3,436,862
#        7.500%, 04/01/31.................................................     16,177   20,580,472
L3 Technologies, Inc.
         3.950%, 05/28/24.................................................      2,469    2,528,926
Laboratory Corp. of America Holdings
         4.000%, 11/01/23.................................................      3,840    3,936,541
#        3.600%, 09/01/27.................................................      2,500    2,502,330
Lam Research Corp.
         3.800%, 03/15/25.................................................      4,094    4,227,790
#        4.000%, 03/15/29.................................................      3,000    3,106,370
Legg Mason, Inc.
         3.950%, 07/15/24.................................................      4,736    4,846,499
         4.750%, 03/15/26.................................................      9,317    9,674,065
Liberty Mutual Group, Inc.
(OMEGA)  4.569%, 02/01/29.................................................      6,665    6,997,421
Lincoln National Corp.
         6.250%, 02/15/20.................................................        117      120,041
Lockheed Martin Corp.
         2.900%, 03/01/25.................................................      4,480    4,448,516

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
UNITED STATES -- (Continued)
    3.550%, 01/15/26.................................................      4,800  $ 4,929,568
Loews Corp.
#   2.625%, 05/15/23.................................................      3,761    3,726,813
    3.750%, 04/01/26.................................................     10,670   11,018,300
Lowe's Cos., Inc.
    3.120%, 04/15/22.................................................        292      294,606
#   3.375%, 09/15/25.................................................      5,183    5,238,182
LyondellBasell Industries NV
    5.750%, 04/15/24.................................................      5,827    6,421,687
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.................................................      1,516    1,552,731
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.................................................        243      241,867
    2.900%, 02/06/25.................................................      8,028    8,009,873
Marathon Petroleum Corp.
    3.625%, 09/15/24.................................................      8,191    8,284,343
Marriott International, Inc.
    2.875%, 03/01/21.................................................      1,009    1,008,617
#   4.000%, 04/15/28.................................................      7,900    8,049,426
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.................................................        523      521,925
    3.500%, 06/03/24.................................................      8,320    8,518,322
Mastercard, Inc.
    3.375%, 04/01/24.................................................      1,787    1,845,227
    2.950%, 11/21/26.................................................      2,700    2,699,382
Maxim Integrated Products, Inc.
    3.450%, 06/15/27.................................................      5,931    5,756,051
McDonald's Corp.
    2.200%, 05/26/20.................................................        802      797,912
    3.500%, 07/15/20.................................................      4,915    4,968,698
    2.000%, 06/01/23................................................. EUR  3,100    3,735,988
McKesson Corp.
    3.796%, 03/15/24.................................................      4,348    4,444,604
Medtronic, Inc.
    3.125%, 03/15/22.................................................      1,143    1,158,389
    3.500%, 03/15/25.................................................      1,977    2,037,326
Merck & Co., Inc.
#   2.750%, 02/10/25.................................................     11,609   11,584,737
MetLife, Inc.
#   3.600%, 04/10/24.................................................     16,140   16,767,524
Microsoft Corp.
#   2.700%, 02/12/25.................................................      1,567    1,563,419
    2.400%, 08/08/26.................................................     29,634   28,686,564
    3.300%, 02/06/27.................................................     14,692   15,060,035
Molson Coors Brewing Co.
#   3.500%, 05/01/22.................................................      2,787    2,829,042
    3.000%, 07/15/26.................................................     18,416   17,681,026
Morgan Stanley
    2.500%, 04/21/21.................................................        750      745,982
    5.500%, 07/28/21.................................................        865      913,162
    3.875%, 04/29/24.................................................     11,982   12,397,394

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
         3.875%, 01/27/26.................................................     18,683  $19,141,902
         3.625%, 01/20/27.................................................     18,926   19,109,200
Mosaic Co. (The)
         4.250%, 11/15/23.................................................      3,965    4,128,529
#        4.050%, 11/15/27.................................................      6,000    6,034,545
Motorola Solutions, Inc.
         3.750%, 05/15/22.................................................      3,200    3,278,018
         3.500%, 03/01/23.................................................      3,200    3,213,947
MPLX L.P.
         4.125%, 03/01/27.................................................     12,320   12,456,991
MUFG Americas Holdings Corp.
         3.500%, 06/18/22.................................................      5,472    5,579,198
Mylan NV
         3.950%, 06/15/26.................................................     18,167   17,495,743
Mylan, Inc.
         4.200%, 11/29/23.................................................      4,480    4,564,000
Nasdaq, Inc.
         4.250%, 06/01/24.................................................      2,816    2,951,973
National Grid North America, Inc.
         0.750%, 08/08/23................................................. EUR    450      513,807
National Oilwell Varco, Inc.
         2.600%, 12/01/22.................................................      3,923    3,848,615
National Rural Utilities Cooperative Finance Corp.
         8.000%, 03/01/32.................................................      2,708    3,789,564
NetApp, Inc.
         3.250%, 12/15/22.................................................      1,088    1,095,898
#        3.300%, 09/29/24.................................................      3,451    3,411,360
Newell Brands, Inc.
         4.000%, 06/15/22.................................................      6,483    6,465,795
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21.................................................      3,975    4,007,441
NextEra Energy Capital Holdings, Inc.
         4.500%, 06/01/21.................................................        828      853,480
         3.550%, 05/01/27.................................................     25,641   25,934,286
NIKE, Inc.
         2.375%, 11/01/26.................................................     28,083   27,105,295
NiSource, Inc.
         3.850%, 02/15/23.................................................      2,335    2,383,450
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20.................................................      1,680    1,667,366
Noble Energy, Inc.
         4.150%, 12/15/21.................................................      1,717    1,759,077
         3.900%, 11/15/24.................................................      1,556    1,588,574
#        3.850%, 01/15/28.................................................     12,760   12,716,377
Nordstrom, Inc.
         4.750%, 05/01/20.................................................      1,337    1,361,066
         4.000%, 10/15/21.................................................        960      982,029
#        4.000%, 03/15/27.................................................     27,954   27,702,408

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
Northrop Grumman Corp.
         3.250%, 08/01/23.................................................        988  $   999,890
Novartis Capital Corp.
         3.400%, 05/06/24.................................................      6,080    6,258,193
         3.100%, 05/17/27.................................................     10,983   11,014,157
Nucor Corp.
         3.950%, 05/01/28.................................................     10,245   10,643,096
Nuveen Finance LLC
(OMEGA)  4.125%, 11/01/24.................................................      2,748    2,892,261
NVIDIA Corp.
#        3.200%, 09/16/26.................................................      3,800    3,792,294
Occidental Petroleum Corp.
         2.700%, 02/15/23.................................................        420      413,995
#        3.400%, 04/15/26.................................................      7,291    7,265,681
#        3.000%, 02/15/27.................................................      7,118    6,895,524
Ohio Power Co.
         5.375%, 10/01/21.................................................      2,308    2,450,987
Omnicom Group, Inc. / Omnicom Capital, Inc.
#        3.650%, 11/01/24.................................................      6,057    6,187,164
ONEOK, Inc.
         4.000%, 07/13/27.................................................      6,623    6,665,400
Oracle Corp.
         2.950%, 05/15/25.................................................     27,858   27,729,845
         2.650%, 07/15/26.................................................     39,785   38,564,466
         3.250%, 11/15/27.................................................     36,794   36,991,328
O'Reilly Automotive, Inc.
         3.600%, 09/01/27.................................................     21,580   21,428,314
Packaging Corp. of America
         4.500%, 11/01/23.................................................      3,888    4,105,637
Parker-Hannifin Corp.
#        3.300%, 11/21/24.................................................      6,093    6,156,883
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)  3.400%, 11/15/26.................................................      1,000      951,546
PepsiCo, Inc.
#        2.750%, 03/05/22.................................................      2,810    2,830,963
         2.750%, 03/01/23.................................................      4,480    4,501,853
#        3.500%, 07/17/25.................................................     13,489   14,033,828
Pfizer, Inc.
         3.400%, 05/15/24.................................................      6,399    6,605,270
         3.000%, 12/15/26.................................................     42,108   42,130,983
Philip Morris International, Inc.
#        3.250%, 11/10/24.................................................      7,098    7,201,975
Phillips 66
         4.300%, 04/01/22.................................................      2,235    2,328,821
Phillips 66 Partners L.P.
         3.550%, 10/01/26.................................................     23,603   23,216,252
#        3.750%, 03/01/28.................................................      3,265    3,232,168
PNC Bank NA
         2.950%, 02/23/25.................................................      8,093    8,075,339
         3.250%, 06/01/25.................................................      8,000    8,114,531

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
PNC Financial Services Group, Inc. (The)
#   4.375%, 08/11/20.................................................      267  $   272,725
    3.300%, 03/08/22.................................................      795      808,455
PPG Industries, Inc.
#   3.750%, 03/15/28.................................................   13,512   13,743,592
PPL Capital Funding, Inc.
    3.400%, 06/01/23.................................................    4,857    4,895,127
    3.100%, 05/15/26.................................................   11,200   10,818,745
Praxair, Inc.
    2.200%, 08/15/22.................................................      800      789,410
Precision Castparts Corp.
    3.250%, 06/15/25.................................................   30,987   31,651,946
Principal Financial Group, Inc.
    3.125%, 05/15/23.................................................    4,444    4,449,062
    3.400%, 05/15/25.................................................    5,700    5,733,092
    3.100%, 11/15/26.................................................    5,472    5,320,328
Procter & Gamble Co. (The)
    1.850%, 02/02/21.................................................      515      508,860
    2.450%, 11/03/26.................................................    1,077    1,049,269
#   2.850%, 08/11/27.................................................   12,850   12,830,468
Progress Energy, Inc.
    4.875%, 12/01/19.................................................      547      553,281
    4.400%, 01/15/21.................................................    1,225    1,253,454
    7.750%, 03/01/31.................................................    2,500    3,420,616
Progressive Corp. (The)
    3.750%, 08/23/21.................................................    4,352    4,428,320
Prudential Financial, Inc.
    4.500%, 11/15/20.................................................      357      367,029
#   3.500%, 05/15/24.................................................    9,600    9,925,796
#   3.878%, 03/27/28.................................................    1,215    1,272,705
PSEG Power LLC
    5.125%, 04/15/20.................................................    2,243    2,290,163
    4.300%, 11/15/23.................................................    5,815    6,040,905
Puget Energy, Inc.
    6.000%, 09/01/21.................................................    7,900    8,412,286
QUALCOMM, Inc.
    3.450%, 05/20/25.................................................   15,743   16,058,502
Quest Diagnostics, Inc.
    3.500%, 03/30/25.................................................      384      384,894
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.................................................      960      999,533
    4.700%, 09/15/23.................................................    3,840    4,084,168
    3.950%, 09/15/26.................................................   16,189   16,434,851
Republic Services, Inc.
    3.550%, 06/01/22.................................................    4,488    4,580,341
Rockwell Automation, Inc.
    2.875%, 03/01/25.................................................    5,738    5,695,322
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    1,285    1,286,761
Royal Caribbean Cruises, Ltd.
    7.500%, 10/15/27.................................................    5,180    6,289,647
#   3.700%, 03/15/28.................................................   14,325   13,872,912

                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Ryder System, Inc.
         2.450%, 09/03/19.................................................      120  $   119,840
salesforce.com, Inc.
         3.700%, 04/11/28.................................................   12,800   13,406,821
Sempra Energy
         2.850%, 11/15/20.................................................    3,650    3,645,743
         4.050%, 12/01/23.................................................    4,205    4,342,507
         3.550%, 06/15/24.................................................    6,528    6,605,778
Sherwin-Williams Co (The)
         3.450%, 06/01/27.................................................    1,035    1,023,600
Sherwin-Williams Co. (The)
         3.450%, 08/01/25.................................................    6,794    6,833,223
Solvay Finance America LLC
(OMEGA)  4.450%, 12/03/25.................................................      865      900,085
Southern Co. (The)
         3.250%, 07/01/26.................................................    8,992    8,874,764
Southern Power Co.
         4.150%, 12/01/25.................................................    5,433    5,654,721
Southwest Airlines Co.
         2.650%, 11/05/20.................................................    5,140    5,131,834
         3.000%, 11/15/26.................................................    9,166    8,841,982
Southwest Gas Corp.
         3.700%, 04/01/28.................................................    2,900    2,952,285
Spectra Energy Partners L.P.
         4.750%, 03/15/24.................................................    1,915    2,047,915
StanCorp Financial Group, Inc.
         5.000%, 08/15/22.................................................    3,200    3,381,420
Starbucks Corp.
         3.850%, 10/01/23.................................................    1,231    1,276,423
State Street Corp.
#        3.300%, 12/16/24.................................................   13,947   14,228,735
         3.550%, 08/18/25.................................................    8,254    8,545,983
Stryker Corp.
         2.625%, 03/15/21.................................................      896      893,459
         3.375%, 05/15/24.................................................      512      523,247
         3.375%, 11/01/25.................................................   11,427   11,609,279
         3.650%, 03/07/28.................................................   25,656   26,158,689
SunTrust Banks, Inc.
#        2.900%, 03/03/21.................................................    2,000    2,005,830
Sysco Corp.
#        2.600%, 10/01/20.................................................    2,965    2,960,376
         3.750%, 10/01/25.................................................      685      706,996
         3.300%, 07/15/26.................................................   18,844   18,734,598
#        3.250%, 07/15/27.................................................    4,934    4,874,389
Tapestry, Inc.
         4.250%, 04/01/25.................................................   16,805   16,996,321
Target Corp.
         2.900%, 01/15/22.................................................    2,996    3,027,950
#        2.500%, 04/15/26.................................................    4,468    4,344,991
TCI Communications, Inc.
         7.875%, 02/15/26.................................................    1,520    1,947,692
TD Ameritrade Holding Corp.
         5.600%, 12/01/19.................................................      210      213,537

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
         2.950%, 04/01/22.................................................      1,785  $ 1,797,163
         3.625%, 04/01/25.................................................      7,358    7,612,926
Texas Instruments, Inc.
         2.250%, 05/01/23.................................................        657      649,482
         2.900%, 11/03/27.................................................      3,500    3,464,953
TJX Cos., Inc. (The)
#        2.250%, 09/15/26.................................................     17,600   16,767,206
TWDC Enterprises 18 Corp.
         3.150%, 09/17/25.................................................      9,588    9,752,863
Tyson Foods, Inc.
         4.500%, 06/15/22.................................................      5,527    5,774,089
U.S. Bank NA
         2.800%, 01/27/25.................................................      5,950    5,916,199
Unilever Capital Corp.
#        2.000%, 07/28/26.................................................      1,900    1,764,959
Union Pacific Corp.
         2.750%, 04/15/23.................................................        640      636,784
         3.250%, 01/15/25.................................................      9,515    9,633,501
         3.950%, 09/10/28.................................................     22,950   24,108,622
United Parcel Service, Inc.
         0.375%, 11/15/23................................................. EUR    850      962,926
         3.050%, 11/15/27.................................................      2,127    2,121,383
United Technologies Corp.
         3.100%, 06/01/22.................................................        158      159,113
         7.500%, 09/15/29.................................................        615      809,388
UnitedHealth Group, Inc.
         2.750%, 02/15/23.................................................      8,672    8,666,919
         2.875%, 03/15/23.................................................      5,760    5,781,291
         3.750%, 07/15/25.................................................     12,530   13,026,590
         3.100%, 03/15/26.................................................      1,290    1,292,233
Unum Group
         4.000%, 03/15/24.................................................      5,051    5,174,066
         3.875%, 11/05/25.................................................      1,977    1,983,485
US Bancorp
         2.350%, 01/29/21.................................................        806      803,622
Valero Energy Corp.
         3.400%, 09/15/26.................................................      8,918    8,752,168
         7.500%, 04/15/32.................................................        580      755,865
Verizon Communications, Inc.
         3.376%, 02/15/25.................................................      2,414    2,450,113
         2.625%, 08/15/26.................................................      2,026    1,946,133
#        4.125%, 03/16/27.................................................      3,000    3,161,978
         4.329%, 09/21/28.................................................      2,500    2,673,594
(OMEGA)  4.016%, 12/03/29.................................................     17,153   17,909,437
Viacom, Inc.
         4.500%, 03/01/21.................................................      1,856    1,904,801
         4.250%, 09/01/23.................................................        640      666,011
         3.875%, 04/01/24.................................................      4,899    4,985,899
Visa, Inc.
         3.150%, 12/14/25.................................................     14,555   14,786,424
Walgreen Co.
         3.100%, 09/15/22.................................................      3,807    3,815,485
Walgreens Boots Alliance, Inc.
         3.300%, 11/18/21.................................................      7,828    7,895,228

                                                                                FACE
                                                                               AMOUNT^     VALUE+
                                                                               ------- --------------
                                                                                (000)
UNITED STATES -- (Continued)
#        3.450%, 06/01/26.................................................      4,465  $    4,317,589
Walmart, Inc.
         3.300%, 04/22/24.................................................      6,704       6,880,240
Walt Disney Co. (The)
(OMEGA)  3.700%, 09/15/24.................................................     14,364      14,974,942
Warner Media LLC
         4.000%, 01/15/22.................................................      1,152       1,186,618
         3.550%, 06/01/24.................................................      4,480       4,562,475
         3.600%, 07/15/25.................................................     12,500      12,655,239
         3.800%, 02/15/27.................................................      8,782       8,833,935
Waste Management, Inc.
         4.600%, 03/01/21.................................................      1,831       1,883,543
         3.500%, 05/15/24.................................................      4,942       5,071,068
#        3.125%, 03/01/25.................................................      3,460       3,492,664
WEC Energy Group, Inc.
         2.450%, 06/15/20.................................................      1,658       1,653,013
#        3.550%, 06/15/25.................................................      6,271       6,407,607
Wells Fargo & Co.
         2.600%, 07/22/20.................................................        297         296,522
         3.500%, 03/08/22.................................................      8,768       8,915,553
         3.000%, 02/19/25.................................................     16,264      16,110,036
         3.000%, 04/22/26.................................................     11,473      11,210,463
         3.000%, 10/23/26.................................................      1,490       1,449,000
WestRock MWV LLC
         8.200%, 01/15/30.................................................     19,367      25,593,592
Whirlpool Corp.
         4.700%, 06/01/22.................................................      1,920       2,013,085
#        3.700%, 05/01/25.................................................     15,463      15,629,444
Williams Cos., Inc. (The)
         4.000%, 09/15/25.................................................     12,364      12,742,182
         3.750%, 06/15/27.................................................      7,863       7,863,486
Wisconsin Electric Power Co.
         3.100%, 06/01/25.................................................      3,200       3,196,295
Wm Wrigley Jr Co.
(OMEGA)  2.900%, 10/21/19.................................................        174         174,059
Zimmer Biomet Holdings, Inc.
         3.550%, 04/01/25.................................................      5,634       5,633,549
Zoetis, Inc.
#        3.000%, 09/12/27.................................................     26,275      25,208,423
                                                                                       --------------
TOTAL UNITED STATES.......................................................              3,932,673,129
                                                                                       --------------
TOTAL BONDS...............................................................              5,113,177,035
                                                                                       --------------
AGENCY OBLIGATIONS -- (21.2%)
Federal Farm Credit Bank
         4.670%, 05/07/20.................................................      1,658       1,696,178
         5.350%, 08/07/20.................................................      1,984       2,057,866
         3.650%, 12/21/20.................................................     13,026      13,299,786
         5.250%, 03/02/21.................................................      1,806       1,900,271
         5.220%, 02/22/22.................................................      1,480       1,595,015
         5.210%, 12/19/22.................................................      6,276       6,894,634
         4.800%, 02/13/23.................................................        576         626,039
         5.250%, 03/06/23.................................................      1,776       1,961,844
         5.220%, 05/15/23.................................................     14,240      15,782,758

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CONTINUED


                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
    2.630%, 08/03/26.................................................       5,760 $  5,750,313
    5.770%, 01/05/27.................................................       1,920    2,326,508
Federal Home Loan Bank
    1.875%, 03/13/20.................................................       7,260    7,225,383
    4.125%, 03/13/20.................................................       6,560    6,654,827
    3.000%, 03/18/20.................................................       5,350    5,377,674
    3.375%, 06/12/20.................................................       8,435    8,526,552
    2.875%, 09/11/20.................................................       4,355    4,384,511
    4.625%, 09/11/20.................................................       7,590    7,818,900
    3.125%, 12/11/20.................................................       1,775    1,797,551
    5.250%, 12/11/20.................................................       2,235    2,337,189
    1.750%, 03/12/21.................................................      11,970   11,846,377
    5.000%, 03/12/21.................................................       1,535    1,609,144
    2.250%, 06/11/21.................................................      20,725   20,695,822
    3.625%, 06/11/21.................................................       2,970    3,050,334
    5.625%, 06/11/21.................................................      10,945   11,673,011
    2.375%, 09/10/21.................................................      11,650   11,672,889
    3.000%, 09/10/21.................................................       9,245    9,388,587
    2.625%, 12/10/21.................................................      31,855   32,127,881
    5.000%, 12/10/21.................................................      13,470   14,381,310
    2.250%, 03/11/22.................................................       2,960    2,955,580
    2.500%, 03/11/22.................................................      23,255   23,364,647
    5.250%, 06/10/22.................................................       2,440    2,653,892
    5.750%, 06/10/22.................................................       5,775    6,367,437
#   2.000%, 09/09/22.................................................       4,805    4,759,231
    5.375%, 09/30/22.................................................      18,760   20,630,523
    5.250%, 12/09/22.................................................       4,440    4,882,413
    4.750%, 03/10/23.................................................      14,565   15,860,162
    3.250%, 06/09/23.................................................      10,360   10,739,863
    2.500%, 12/08/23.................................................       9,885    9,946,732
    3.250%, 03/08/24.................................................      29,405   30,582,272
    2.875%, 06/14/24.................................................       4,845    4,958,234
    5.375%, 08/15/24.................................................       5,490    6,273,750
    5.365%, 09/09/24.................................................         600      687,989
    2.875%, 09/13/24.................................................      67,240   68,814,727
    2.750%, 12/13/24.................................................      86,645   88,135,294
    3.125%, 09/12/25.................................................      10,000   10,312,322
    4.375%, 03/13/26.................................................       5,950    6,545,585
    5.750%, 06/12/26.................................................      11,775   14,121,374
    2.500%, 12/10/27.................................................       4,000    3,927,583
    3.000%, 03/10/28.................................................      26,900   27,383,178
    3.250%, 06/09/28.................................................      80,715   83,686,294
#   3.250%, 11/16/28.................................................     106,250  110,904,856
Federal Home Loan Mortgage Corp.
    6.750%, 09/15/29.................................................      20,465   27,729,594
    6.750%, 03/15/31.................................................      36,431   50,720,636
#   6.250%, 07/15/32.................................................      39,127   53,972,468
Federal National Mortgage Association
#   1.250%, 05/06/21.................................................       4,942    4,843,632
#   2.000%, 01/05/22.................................................      24,395   24,218,327
    2.375%, 01/19/23.................................................      38,550   38,665,179
#   2.625%, 09/06/24.................................................     151,431  153,389,484
    2.125%, 04/24/26.................................................     111,970  109,090,345

                                                                           FACE
                                                                          AMOUNT^     VALUE+
                                                                          ------- --------------
                                                                           (000)
#   1.875%, 09/24/26.................................................     169,229 $  161,732,372
    6.250%, 05/15/29.................................................      79,208    103,257,715
    7.125%, 01/15/30.................................................      19,779     27,631,585
    7.250%, 05/15/30.................................................      38,801     55,261,991
    6.625%, 11/15/30.................................................     110,212    151,850,047
Tennessee Valley Authority
    3.875%, 02/15/21.................................................      31,374     32,202,748
    1.875%, 08/15/22.................................................      37,801     37,211,297
#   2.875%, 09/15/24.................................................      68,801     70,283,531
#   6.750%, 11/01/25.................................................      25,327     31,552,796
    2.875%, 02/01/27.................................................      31,804     32,093,882
    7.125%, 05/01/30.................................................      51,283     71,367,278
                                                                                  --------------
TOTAL AGENCY OBLIGATIONS.............................................              2,010,027,999
                                                                                  --------------
U.S. TREASURY OBLIGATIONS -- (19.3%)
U.S. Treasury Bonds
    7.250%, 08/15/22.................................................      15,625     18,077,161
    6.250%, 08/15/23.................................................      36,143     41,969,995
    7.500%, 11/15/24.................................................      24,371     30,871,775
    6.875%, 08/15/25.................................................      47,904     60,417,427
    6.000%, 02/15/26.................................................      44,152     54,057,993
    6.750%, 08/15/26.................................................      38,863     50,048,386
    6.625%, 02/15/27.................................................      44,651     57,847,205
    6.125%, 11/15/27.................................................      29,406     37,632,151
    5.250%, 11/15/28.................................................      10,442     12,867,033
    5.250%, 02/15/29.................................................      85,685    105,998,370
    6.125%, 08/15/29.................................................      35,585     47,201,158
    6.250%, 05/15/30.................................................      35,710     48,429,169
    5.375%, 02/15/31.................................................      95,000    122,204,883
U.S. Treasury Notes
    1.125%, 07/31/21.................................................      24,711     24,101,240
    1.250%, 10/31/21.................................................       9,423      9,194,299
    1.500%, 02/28/23.................................................      76,309     74,192,034
    1.500%, 03/31/23.................................................      86,984     84,513,499
    1.750%, 05/15/23.................................................      43,203     42,344,101
    1.250%, 07/31/23.................................................      39,538     37,914,780
    2.750%, 02/15/24.................................................      25,834     26,380,149
    2.125%, 07/31/24.................................................      30,000     29,741,016
    2.125%, 05/15/25.................................................      68,730     67,824,839
    2.875%, 05/31/25.................................................      25,000     25,731,445
    2.000%, 08/15/25.................................................     110,000    107,623,828
    2.250%, 11/15/25.................................................      98,895     98,103,068
    1.625%, 02/15/26.................................................      76,249     72,585,759
    1.625%, 05/15/26.................................................     103,533     98,340,363
    1.500%, 08/15/26.................................................     103,787     97,454,654
    2.250%, 02/15/27.................................................      50,000     49,339,844
    2.250%, 11/15/27.................................................     109,018    107,178,616
    2.750%, 02/15/28.................................................      51,300     52,400,144

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^     VALUE+
                                                                        ------- --------------
                                                                         (000)
    3.125%, 11/15/28..............................................      35,000  $   36,845,703
                                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS...................................               1,829,432,087
                                                                                --------------
TOTAL INVESTMENT SECURITIES.......................................               8,952,637,121
                                                                                --------------

                                                                       SHARES       VALUE+
                                                                     ---------- --------------
SECURITIES LENDING COLLATERAL -- (5.5%)
@(S)  The DFA Short Term Investment Fund..........................   44,855,251 $  519,020,111
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,418,658,958)...........................................              $9,471,657,232
                                                                                ==============

As of April 30, 2019, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                               UNREALIZED
                                                                                FOREIGN
                                                                                EXCHANGE
                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY             DATE    (DEPRECIATION)
------------------  --------------- ----------------------------- ---------- --------------
USD    125,572,997  EUR 111,379,367 Bank of America Corp.          05/06/19    $  616,910
USD     88,002,971  SEK 814,787,471 State Street Bank and Trust    05/08/19     2,174,305
USD     22,991,083  CAD  30,604,083 National Australia Bank Ltd.   07/09/19       107,301
                                                                               ----------
TOTAL APPRECIATION                                                             $2,898,516
                                                                               ==========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  150,259,636   --    $  150,259,636
   Canada........................   --        85,217,649   --        85,217,649
   Denmark.......................   --        43,071,294   --        43,071,294
   Finland.......................   --         1,136,148   --         1,136,148
   France........................   --       109,002,620   --       109,002,620
   Germany.......................   --        38,910,095   --        38,910,095
   Ireland.......................   --         1,511,640   --         1,511,640
   Italy.........................   --        17,131,751   --        17,131,751
   Japan.........................   --       114,923,347   --       114,923,347
   Luxembourg....................   --        24,872,370   --        24,872,370
   Netherlands...................   --       133,654,719   --       133,654,719
   Norway........................   --        10,458,634   --        10,458,634
   Spain.........................   --        65,530,759   --        65,530,759
   Supranational Organization
     Obligations.................   --         2,451,491   --         2,451,491
   Sweden........................   --        98,686,727   --        98,686,727
   Switzerland...................   --        56,775,404   --        56,775,404
   United Kingdom................   --       226,909,622   --       226,909,622
   United States.................   --     3,932,673,129   --     3,932,673,129
Agency Obligations...............   --     2,010,027,999   --     2,010,027,999
U.S. Treasury Obligations........   --     1,829,432,087   --     1,829,432,087

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Securities Lending Collateral....   --    $  519,020,111   --    $  519,020,111
Forward Currency Contracts**.....   --         2,898,516   --         2,898,516
                                    --    --------------   --    --------------
TOTAL............................   --    $9,474,555,748   --    $9,474,555,748
                                    ==    ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
U.S. TREASURY OBLIGATIONS -- (19.9%)
Treasury Inflation Protected Security
   0.125%, 04/15/20....................................     35,407 $ 38,017,247
   0.125%, 04/15/21....................................     36,186   38,287,718
   0.125%, 01/15/22....................................      4,000    4,431,313
   0.125%, 04/15/22....................................     17,400   17,909,699
   0.125%, 01/15/23....................................     16,800   18,212,147
   2.375%, 01/15/25....................................     20,873   31,037,949
   0.625%, 01/15/26....................................      8,150    8,748,773
   3.625%, 04/15/28....................................     11,900   23,543,252
   2.500%, 01/15/29....................................      2,500    3,479,315
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................             183,667,413
                                                                   ------------

                                                          SHARES
                                                        ----------
AFFILIATED INVESTMENT COMPANIES -- (79.6%)
   Investment in DFA Intermediate Government Fixed
     Income Portfolio of DFA Investment Dimensions
     Group Inc......................................... 37,133,776  460,458,823
   Investment in DFA Two-Year Global Fixed Income
     Portfolio of DFA Investment Dimensions Group Inc.. 27,740,562  276,018,592
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...             736,477,415
                                                                   ------------
TOTAL INVESTMENT SECURITIES............................             920,144,828
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   State Street Institutional U.S. Government Money
     Market Fund 2.370%................................  5,026,121    5,026,121
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $923,652,942)..................................            $925,170,949
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------
                                    LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                  ------------ ------------ ------- ------------
U.S. Treasury Obligations........           -- $183,667,413   --    $183,667,413
Affiliated Investment Companies.. $736,477,415           --   --     736,477,415
Temporary Cash Investments.......    5,026,121           --   --       5,026,121
                                  ------------ ------------   --    ------------
TOTAL............................ $741,503,536 $183,667,413   --    $925,170,949
                                  ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          FACE
                                                      AMOUNT^(+/-)    VALUE+
                                                      ------------ ------------
                                                         (000)
 U.S. TREASURY OBLIGATIONS -- (100.0%)
 Treasury Inflation Protected Security
    1.000%, 02/15/46.................................    19,705    $ 21,244,045
    0.875%, 02/15/47.................................    55,615      57,129,883
    1.000%, 02/15/48.................................    55,010      57,025,839
    1.000%, 02/15/49.................................    53,900      54,952,399
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS.....................               190,352,166
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $187,804,938)...............................              $190,352,166
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    -------- ------------ ------- ------------
  U.S. Treasury Obligations........    --    $190,352,166   --    $190,352,166
                                       --    ------------   --    ------------
  TOTAL............................    --    $190,352,166   --    $190,352,166
                                       ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)


                                                        FACE
                                                     AMOUNT(+/-)     VALUE+
                                                     ----------- --------------
                                                        (000)
 U.S. TREASURY OBLIGATIONS -- (99.5%)
 Treasury Inflation Protected Security
    0.250%, 01/15/25................................    357,000  $  376,949,513
    2.375%, 01/15/25................................    188,000     279,550,160
    0.375%, 07/15/25................................    296,700     315,843,414
    0.625%, 01/15/26................................    435,000     466,959,036
    2.000%, 01/15/26................................    210,800     295,307,611
    0.125%, 07/15/26................................    387,700     399,299,532
    0.375%, 01/15/27................................    490,000     507,191,070
    2.375%, 01/15/27................................    167,500     239,228,718
    0.375%, 07/15/27................................    500,500     512,172,950
    0.500%, 01/15/28................................     43,100      44,003,570
    1.750%, 01/15/28................................    206,700     274,841,991
    3.625%, 04/15/28................................    137,500     272,033,373
    2.500%, 01/15/29................................    165,500     230,317,329
    3.875%, 04/15/29................................    145,745     295,252,612
    3.375%, 04/15/32................................     59,000     112,813,811
                                                                 --------------
 TOTAL U.S. TREASURY OBLIGATIONS....................              4,621,764,690
                                                                 --------------

                                                       SHARES
                                                     -----------
 TEMPORARY CASH INVESTMENTS -- (0.5%)
    State Street Institutional U.S. Government
      Money Market Fund 2.370%...................... 25,044,494      25,044,494
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,572,423,986)............................             $4,646,809,184
                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
U.S. Treasury Obligations.....          -- $4,621,764,690   --    $4,621,764,690
Temporary Cash Investments.... $25,044,494             --   --        25,044,494
                               ----------- --------------   --    --------------
TOTAL......................... $25,044,494 $4,621,764,690   --    $4,646,809,184
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
BONDS -- (93.8%)
AUSTRALIA -- (3.1%)
Australia & New Zealand Banking Group, Ltd.
#        2.550%, 11/23/21.................................................      2,700  $ 2,685,341
         2.625%, 05/19/22.................................................        250      248,734
Commonwealth Bank of Australia
(OMEGA)  2.750%, 03/10/22.................................................      7,974    7,967,570
         2.750%, 03/10/22.................................................        200      199,839
         0.500%, 07/11/22................................................. EUR  2,500    2,845,248
National Australia Bank, Ltd.
         2.800%, 01/10/22.................................................      8,000    8,002,113
         0.875%, 01/20/22................................................. EUR  1,700    1,950,823
         2.500%, 05/22/22.................................................      1,635    1,620,029
         0.350%, 09/07/22................................................. EUR  1,600    1,812,550
Westpac Banking Corp.
         2.100%, 05/13/21.................................................        461      455,265
         2.800%, 01/11/22.................................................     16,749   16,759,527
         0.250%, 01/17/22................................................. EUR    450      507,706
                                                                                       -----------
TOTAL AUSTRALIA...........................................................              45,054,745
                                                                                       -----------
AUSTRIA -- (0.6%)
Republic of Austria Government Bond
         0.000%, 07/15/23................................................. EUR  8,000    9,102,839
                                                                                       -----------
BELGIUM -- (0.4%).........................................................
Anheuser-Busch InBev SA
         0.800%, 04/20/23................................................. EUR  1,700    1,961,715
Solvay Finance America LLC
(OMEGA)  3.400%, 12/03/20.................................................      3,200    3,217,788
                                                                                       -----------
TOTAL BELGIUM.............................................................               5,179,503
                                                                                       -----------
CANADA -- (9.6%)
Bank of Montreal
         1.900%, 08/27/21.................................................      7,000    6,890,908
Bank of Nova Scotia (The)
         2.350%, 10/21/20.................................................     11,405   11,353,824
Canadian Imperial Bank of Commerce
#        2.550%, 06/16/22.................................................      2,500    2,488,823
Canadian Natural Resources, Ltd.
         2.950%, 01/15/23.................................................      4,500    4,465,268
CPPIB Capital, Inc.
(OMEGA)  2.250%, 01/25/22.................................................      2,000    1,989,256
Enbridge, Inc.
#        2.900%, 07/15/22.................................................      6,010    5,996,456

                                                                                FACE
                                                                               AMOUNT^    VALUE+
                                                                               ------- ------------
                                                                                (000)
CANADA -- (Continued)
Export Development Canada
         1.375%, 10/21/21.................................................      5,000  $  4,880,673
Husky Energy, Inc.
#        3.950%, 04/15/22.................................................      1,250     1,279,322
Province of British Columbia Canada
         2.650%, 09/22/21.................................................      5,000     5,024,666
#        2.000%, 10/23/22.................................................      8,890     8,768,841
Rogers Communications, Inc.
         4.100%, 10/01/23.................................................      3,000     3,129,041
Royal Bank of Canada
         2.125%, 03/02/20.................................................      3,965     3,947,658
         2.350%, 10/30/20.................................................     11,000    10,951,354
         1.583%, 09/13/21................................................. CAD  6,000     4,426,483
         1.968%, 03/02/22................................................. CAD  2,300     1,708,493
         2.000%, 03/21/22................................................. CAD 11,000     8,177,622
Toronto-Dominion Bank (The)
         3.150%, 09/17/20.................................................      2,000     2,014,654
         2.500%, 12/14/20.................................................     16,681    16,649,274
#        2.550%, 01/25/21.................................................      8,200     8,191,279
         1.994%, 03/23/22................................................. CAD  6,300     4,686,651
         3.005%, 05/30/23................................................. CAD  5,000     3,844,293
         0.625%, 07/20/23................................................. EUR  4,800     5,493,321
Total Capital Canada, Ltd.
         1.125%, 03/18/22................................................. EUR  5,000     5,814,596
Toyota Credit Canada, Inc.
         2.020%, 02/28/22................................................. CAD  8,500     6,305,811
         2.350%, 07/18/22................................................. CAD  3,000     2,243,092
                                                                                       ------------
TOTAL CANADA..............................................................              140,721,659
                                                                                       ------------
DENMARK -- (0.2%)
Danske Bank A.S.
(OMEGA)  2.750%, 09/17/20.................................................      3,000     2,972,394
                                                                                       ------------
FINLAND -- (0.8%)
Nordea Bank AB
(OMEGA)  2.250%, 05/27/21.................................................      3,800     3,753,869
         0.300%, 06/30/22................................................. EUR  1,000     1,131,421
Nordea Bank Abp
(OMEGA)  2.500%, 09/17/20.................................................      4,000     3,984,177
OP Corporate Bank P.L.C.
         0.375%, 08/29/23................................................. EUR  3,000     3,393,053
                                                                                       ------------
TOTAL FINLAND                                                                            12,262,520
                                                                                       ------------
FRANCE -- (4.2%)
Agence Francaise de Developpement
         0.500%, 10/25/22................................................. EUR    500       572,745

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
FRANCE -- (Continued)
BNP Paribas SA
          2.375%, 05/21/20.................................................        500  $   498,443
#(OMEGA)  2.950%, 05/23/22.................................................      2,500    2,488,941
BPCE SA
          2.500%, 07/15/19.................................................      1,650    1,649,126
          2.650%, 02/03/21.................................................      1,300    1,296,898
Caisse d'Amortissement de la Dette Sociale
          0.500%, 05/25/23................................................. EUR  4,500    5,188,262
Credit Agricole SA
#(OMEGA)  3.375%, 01/10/22.................................................      2,000    2,015,691
Dexia Credit Local SA
          0.250%, 06/02/22................................................. EUR    350      396,481
          0.750%, 01/25/23................................................. EUR  7,750    8,946,875
          0.250%, 06/01/23................................................. EUR  5,400    6,118,275
Electricite de France SA
(OMEGA)   2.350%, 10/13/20.................................................      1,000      994,062
French Republic Government Bond OAT
          1.750%, 05/25/23................................................. EUR  5,300    6,459,584
Pernod Ricard SA
(OMEGA)   5.750%, 04/07/21.................................................      5,000    5,260,725
Sanofi
          0.500%, 03/21/23................................................. EUR  5,900    6,753,968
          2.500%, 11/14/23................................................. EUR  3,500    4,351,447
Societe Generale S.A.
(OMEGA)   4.250%, 09/14/23.................................................      5,000    5,150,394
Societe Generale SA
#(OMEGA)  3.250%, 01/12/22.................................................      2,000    2,008,168
Total Capital International SA
          0.250%, 07/12/23................................................. EUR  1,500    1,703,135
                                                                                        -----------
TOTAL FRANCE...............................................................              61,853,220
                                                                                        -----------
GERMANY -- (5.3%)
Bayer U.S. Finance LLC
(OMEGA)   2.375%, 10/08/19.................................................      2,500    2,491,856
Daimler Finance North America LLC
(OMEGA)   2.700%, 08/03/20.................................................      3,085    3,077,336
Deutsche Bank AG
          2.950%, 08/20/20.................................................      1,900    1,885,378
Deutsche Telekom International Finance BV
(OMEGA)   1.500%, 09/19/19.................................................      5,570    5,540,406
FMS Wertmanagement
          1.375%, 06/08/21.................................................      9,000    8,819,379
Kreditanstalt fuer Wiederaufbau
          1.875%, 06/30/20.................................................      4,000    3,976,109
          2.750%, 09/08/20.................................................      2,000    2,009,367
          0.000%, 12/15/22................................................. EUR 20,500   23,232,167
          0.125%, 06/07/23................................................. EUR  3,400    3,871,574
          0.000%, 09/15/23................................................. EUR  2,000    2,264,704

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
         0.050%, 06/12/23................................................. EUR  7,500  $ 8,498,917
NRW Bank
         0.000%, 08/10/22................................................. EUR  3,500    3,953,921
         0.125%, 07/07/23................................................. EUR  2,400    2,719,842
State of North Rhine-Westphalia Germany
         0.200%, 04/17/23................................................. EUR  1,000    1,137,741
Volkswagen Group of America Finance LLC
(OMEGA)  2.400%, 05/22/20.................................................      4,000    3,977,883
                                                                                       -----------
TOTAL GERMANY.............................................................              77,456,580
                                                                                       -----------
IRELAND -- (0.5%)
GE Capital European Funding Un, Ltd. Co.
         0.800%, 01/21/22................................................. EUR  2,400    2,729,592
Shire Acquisitions Investments Ireland DAC
         2.875%, 09/23/23.................................................      5,000    4,934,334
                                                                                       -----------
TOTAL IRELAND.............................................................               7,663,926
                                                                                       -----------
JAPAN -- (2.2%)
Daiwa Securities Group, Inc.
(OMEGA)  3.129%, 04/19/22.................................................      1,770    1,771,308
Mitsubishi UFJ Financial Group, Inc.
         2.950%, 03/01/21.................................................      5,000    5,015,388
#        2.190%, 09/13/21.................................................      2,000    1,969,068
Mizuho Bank, Ltd.
(OMEGA)  2.700%, 10/20/20.................................................      2,000    1,996,518
Mizuho Financial Group, Inc.
         2.953%, 02/28/22.................................................      5,000    5,002,919
MUFG Bank, Ltd.
(OMEGA)  2.300%, 03/05/20.................................................      3,900    3,888,521
Sumitomo Mitsui Banking Corp.
         2.450%, 01/16/20.................................................      2,000    1,996,472
Sumitomo Mitsui Financial Group, Inc.
         2.934%, 03/09/21.................................................      5,000    5,026,535
#        2.058%, 07/14/21.................................................        400      393,561
Toyota Credit Canada, Inc.
         2.700%, 01/25/23................................................. CAD  4,000    3,024,976
Toyota Motor Credit Corp.
         3.300%, 01/12/22.................................................      1,561    1,589,286
                                                                                       -----------
TOTAL JAPAN...............................................................              31,674,552
                                                                                       -----------

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CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
LUXEMBOURG -- (1.3%)
European Financial Stability Facility
         0.000%, 11/17/22................................................. EUR  9,842  $11,140,946
         0.125%, 10/17/23................................................. EUR  1,000    1,136,758
Novartis Finance SA
         0.500%, 08/14/23................................................. EUR  3,000    3,434,951
         0.125%, 09/20/23................................................. EUR  3,000    3,387,746
                                                                                       -----------
TOTAL LUXEMBOURG..........................................................              19,100,401
                                                                                       -----------
NETHERLANDS -- (6.2%)
BMW Finance NV
         0.625%, 10/06/23................................................. EUR  2,200    2,501,262
BNG Bank NV
(OMEGA)  2.375%, 02/01/22.................................................     19,932   19,927,136
         2.375%, 02/01/22.................................................     12,000   11,997,072
         0.050%, 07/11/23................................................. EUR  9,000   10,176,977
Cooperatieve Rabobank UA
         4.500%, 01/11/21.................................................      3,000    3,086,534
         2.750%, 01/10/22.................................................      5,000    4,991,813
         4.000%, 01/11/22................................................. EUR  2,950    3,673,045
Deutsche Telekom International Finance BV
         6.000%, 07/08/19.................................................        259      260,432
Enel Finance International NV
(OMEGA)  2.875%, 05/25/22.................................................      2,500    2,470,880
ING Bank NV
(OMEGA)  2.750%, 03/22/21.................................................      3,000    2,995,674
Mondelez International Holdings Netherlands BV
(OMEGA)  2.000%, 10/28/21.................................................      2,258    2,205,718
Shell International Finance BV
         2.125%, 05/11/20.................................................      2,200    2,189,234
         1.875%, 05/10/21.................................................     10,000    9,863,177
         1.750%, 09/12/21.................................................     11,000   10,777,175
         1.000%, 04/06/22................................................. EUR  2,000    2,317,615
Toyota Motor Finance Netherlands BV
         0.625%, 09/26/23................................................. EUR  1,500    1,713,778
                                                                                       -----------
TOTAL NETHERLANDS.........................................................              91,147,522
                                                                                       -----------
NEW ZEALAND -- (0.3%)
ANZ New Zealand International, Ltd.
         0.400%, 03/01/22................................................. EUR    200      226,136
ASB Finance, Ltd.
         0.500%, 06/10/22................................................. EUR  3,800    4,306,987
                                                                                       -----------
TOTAL NEW ZEALAND.........................................................               4,533,123
                                                                                       -----------
NORWAY -- (0.3%)
Kommunalbanken A.S.
         2.250%, 01/25/22.................................................      5,000    4,978,310
                                                                                       -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SINGAPORE -- (0.1%)
Flex, Ltd.
      5.000%, 02/15/23...............................................       1,000 $ 1,039,894
                                                                                  -----------
SPAIN -- (0.6%)
Banco Santander SA
      3.848%, 04/12/23...............................................       2,000   2,040,594
Santander Holdings USA, Inc.
      2.650%, 04/17/20...............................................       2,000   1,994,857
Telefonica Emisiones SA
      5.462%, 02/16/21...............................................       1,000   1,044,572
Telefonica Emisiones SAU
      5.134%, 04/27/20...............................................       4,250   4,342,999
                                                                                  -----------
TOTAL SPAIN..........................................................               9,423,022
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.3%)
Asian Development Bank
      2.000%, 02/16/22...............................................       3,000   2,974,971
Council Of Europe Development Bank
      0.125%, 05/25/23............................................... EUR   8,500   9,656,360
European Investment Bank
      1.625%, 12/15/20...............................................       3,000   2,964,485
      2.000%, 03/15/21...............................................       7,000   6,955,055
      1.375%, 09/15/21...............................................      11,500  11,247,738
      0.000%, 10/16/23............................................... EUR   2,000   2,264,960
European Stability Mechanism
      0.000%, 10/18/22............................................... EUR  13,950  15,794,843
      0.100%, 07/31/23............................................... EUR  14,500  16,465,880
International Bank for Reconstruction & Development
      1.625%, 03/09/21...............................................       4,000   3,948,992
Nordic Investment Bank
      2.125%, 02/01/22...............................................       5,000   4,968,059
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              77,241,343
                                                                                  -----------
SWEDEN -- (4.5%)
Kommuninvest I Sverige AB
      0.250%, 06/01/22............................................... SEK 185,000  19,610,041
      0.750%, 02/22/23............................................... SEK 170,000  18,281,272
      1.000%, 11/13/23............................................... SEK  20,000   2,173,490
Svenska Handelsbanken AB
      1.875%, 09/07/21...............................................         447     438,626
      0.250%, 02/28/22............................................... EUR   1,900   2,147,795
Swedbank AB
      0.300%, 09/06/22............................................... EUR   3,000   3,364,909
      0.250%, 11/07/22............................................... EUR   4,400   4,923,761
      0.400%, 08/29/23............................................... EUR     250     279,681

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CONTINUED

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
SWEDEN -- (Continued)
Sweden Government Bond
         3.500%, 06/01/22................................................. SEK 127,500 $15,062,913
                                                                                       -----------
TOTAL SWEDEN..............................................................              66,282,488
                                                                                       -----------
SWITZERLAND -- (0.1%)
Credit Suisse AG
         2.300%, 05/28/19.................................................         625     624,869
         3.000%, 10/29/21.................................................         480     482,685
                                                                                       -----------
TOTAL SWITZERLAND.........................................................               1,107,554
                                                                                       -----------
UNITED KINGDOM -- (3.2%)
AstraZeneca P.L.C.
         2.375%, 11/16/20.................................................       5,071   5,040,277
Barclays P.L.C.
         2.750%, 11/08/19.................................................       2,000   1,996,218
         3.250%, 01/12/21.................................................       3,500   3,499,997
Barclays PLC
         3.200%, 08/10/21.................................................       5,500   5,492,338
BAT International Finance P.L.C.
(OMEGA)  3.250%, 06/07/22.................................................       7,900   7,910,039
BP Capital Markets P.L.C.
         1.117%, 01/25/24................................................. EUR   3,000   3,501,652
HSBC Holdings P.L.C.
         4.000%, 03/30/22.................................................         700     720,956
         3.600%, 05/25/23.................................................         775     791,754
HSBC USA, Inc.
         2.375%, 11/13/19.................................................       3,281   3,274,995
         2.750%, 08/07/20.................................................       4,000   4,001,048
Lloyds Banking Group P.L.C.
         3.100%, 07/06/21.................................................       1,156   1,159,106
         3.000%, 01/11/22.................................................       2,500   2,491,028
Santander UK Group Holdings P.L.C.
         2.875%, 08/05/21.................................................         750     745,820
Santander UK P.L.C.
         2.375%, 03/16/20.................................................       4,600   4,584,485
Vodafone Group P.L.C.
         2.500%, 09/26/22.................................................       2,500   2,478,076
                                                                                       -----------
TOTAL UNITED KINGDOM......................................................              47,687,789
                                                                                       -----------
UNITED STATES -- (45.0%)
AbbVie, Inc.
         2.500%, 05/14/20.................................................       6,000   5,980,403
         2.900%, 11/06/22.................................................       1,000     996,639
Aetna, Inc.
         2.750%, 11/15/22.................................................         825     814,662
Agilent Technologies, Inc.
         3.200%, 10/01/22.................................................       2,000   2,010,192
Airgas, Inc.
         2.375%, 02/15/20.................................................       4,000   3,993,488

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
UNITED STATES -- (Continued)
Allergan Finance LLC
    3.250%, 10/01/22.................................................      2,300  $2,297,075
Allergan Funding SCS
    3.450%, 03/15/22.................................................      7,800   7,840,343
Altria Group, Inc.
    4.750%, 05/05/21.................................................        500     518,615
American Express Co.
    2.500%, 08/01/22.................................................      7,383   7,306,158
American Express Credit Corp.
    2.375%, 05/26/20.................................................        800     797,270
American Honda Finance Corp.
    2.450%, 09/24/20.................................................      3,000   2,994,399
    0.550%, 03/17/23................................................. EUR  3,000   3,411,438
American International Group, Inc.
    2.300%, 07/16/19.................................................      2,062   2,060,088
    3.375%, 08/15/20.................................................      3,000   3,021,585
    6.400%, 12/15/20.................................................      2,475   2,611,429
    3.300%, 03/01/21.................................................        500     503,427
    4.875%, 06/01/22.................................................      1,400   1,477,341
Ameriprise Financial, Inc.
    5.300%, 03/15/20.................................................      1,000   1,022,141
Anthem, Inc.
    3.125%, 05/15/22.................................................      1,907   1,917,584
    3.300%, 01/15/23.................................................        825     831,141
Aon Corp.
    5.000%, 09/30/20.................................................      2,710   2,796,928
Apache Corp.
    3.250%, 04/15/22.................................................        500     504,147
    2.625%, 01/15/23.................................................      2,069   2,022,001
Apple, Inc.
    2.500%, 02/09/22.................................................      5,628   5,618,461
    2.300%, 05/11/22.................................................      7,500   7,442,475
#   2.700%, 05/13/22.................................................      4,362   4,377,653
#   2.100%, 09/12/22.................................................      5,000   4,929,444
    1.000%, 11/10/22................................................. EUR  2,700   3,143,764
Assurant, Inc.
#   4.000%, 03/15/23.................................................      3,000   3,042,800
AT&T, Inc.
    2.450%, 06/30/20.................................................      1,331   1,326,697
    4.600%, 02/15/21.................................................      1,000   1,028,002
    3.000%, 06/30/22.................................................        620     622,156
Autodesk, Inc.
    3.600%, 12/15/22.................................................      1,000   1,014,293
AutoZone, Inc.
    3.700%, 04/15/22.................................................        750     765,485
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
    2.773%, 12/15/22.................................................      3,000   2,987,019
Baltimore Gas & Electric Co.
    3.350%, 07/01/23.................................................        610     619,392

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CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
Bank of America Corp.
         2.625%, 10/19/20.................................................      2,500  $ 2,501,762
         3.300%, 01/11/23.................................................        500      505,436
Bank of New York Mellon Corp. (The)
         4.600%, 01/15/20.................................................        680      689,555
#        2.150%, 02/24/20.................................................      1,200    1,195,680
         3.500%, 04/28/23.................................................      2,000    2,050,981
Bayer U.S. Finance II LLC
(OMEGA)  2.125%, 07/15/19.................................................      2,550    2,543,478
BB&T Corp.
         2.050%, 05/10/21.................................................        731      720,494
         2.750%, 04/01/22.................................................      1,090    1,090,850
Berkshire Hathaway, Inc.
         0.750%, 03/16/23................................................. EUR    600      688,426
Biogen, Inc.
         2.900%, 09/15/20.................................................      1,500    1,499,546
         3.625%, 09/15/22.................................................      4,500    4,583,557
BMW US Capital LLC
(OMEGA)  3.450%, 04/12/23.................................................      2,000    2,034,321
Booking Holdings, Inc.
         2.750%, 03/15/23.................................................      4,500    4,491,289
BP Capital Markets America, Inc.
         4.500%, 10/01/20.................................................      3,750    3,843,119
Broadcom Corp. / Broadcom Cayman Finance Ltd.
#        2.375%, 01/15/20.................................................        645      642,215
         3.000%, 01/15/22.................................................      5,000    4,971,095
Bunge, Ltd. Finance Corp.
         3.000%, 09/25/22.................................................      2,600    2,570,437
Campbell Soup Co.
         2.500%, 08/02/22.................................................      1,000      978,827
         3.650%, 03/15/23.................................................     11,000   11,142,461
Capital One Bank USA NA
         2.300%, 06/05/19.................................................      2,000    1,999,894
Capital One Financial Corp.
         3.200%, 01/30/23.................................................      6,000    6,024,966
Cardinal Health, Inc.
         4.625%, 12/15/20.................................................      1,700    1,745,677
Caterpillar Financial Services Corp.
         1.700%, 08/09/21.................................................      1,000      978,070
         2.625%, 03/01/23.................................................        500      496,972
CBS Corp.
         2.500%, 02/15/23.................................................      3,000    2,936,373
Celgene Corp.
         2.750%, 02/15/23.................................................      5,500    5,448,731
Chevron Corp.
         2.419%, 11/17/20.................................................        800      798,955
         2.498%, 03/03/22.................................................      7,400    7,375,329
Chubb INA Holdings, Inc.
         2.300%, 11/03/20.................................................        425      422,892

                                                                                     FACE
                                                                                    AMOUNT^   VALUE+
                                                                                    ------- ----------
                                                                                     (000)
UNITED STATES -- (Continued)
Church & Dwight Co., Inc.
         2.875%, 10/01/22.................................................           1,000  $1,002,037
Cisco Systems, Inc.
         1.850%, 09/20/21.................................................          10,000   9,841,342
Citigroup, Inc.
         2.050%, 06/07/19.................................................           3,000   2,998,175
         2.400%, 02/18/20.................................................           3,000   2,991,551
         3.875%, 10/25/23.................................................             530     549,970
Citizens Bank N.A.
         3.700%, 03/29/23.................................................           8,178   8,396,416
CMS Energy Corp.
         5.050%, 03/15/22.................................................           2,549   2,691,927
CNA Financial Corp.
         5.875%, 08/15/20.................................................           1,790   1,858,848
         5.750%, 08/15/21.................................................             880     936,697
Comcast Corp.
         5.150%, 03/01/20.................................................           1,900   1,938,458
Comerica, Inc.
         2.125%, 05/23/19.................................................           1,450   1,449,533
Conagra Brands, Inc.
         3.200%, 01/25/23.................................................           2,075   2,087,717
Constellation Brands, Inc.
         2.700%, 05/09/22.................................................           7,000   6,955,389
#        3.200%, 02/15/23.................................................           1,706   1,715,027
Cox Communications, Inc.
(OMEGA)  3.250%, 12/15/22.................................................             975     981,640
CVS Health Corp.
         2.250%, 08/12/19.................................................           2,500   2,495,897
         2.125%, 06/01/21.................................................             500     492,055
#        3.500%, 07/20/22.................................................           2,500   2,530,600
         2.750%, 12/01/22.................................................           2,500   2,465,345
Daimler Finance North America LLC
(OMEGA)  2.850%, 01/06/22.................................................           3,000   2,993,193
Discovery Communications LLC
         2.750%, 11/15/19.................................................           2,369   2,363,452
         3.250%, 04/01/23.................................................           1,489   1,488,534
Dollar General Corp.
         3.250%, 04/15/23.................................................           2,320   2,333,016
Dollar Tree, Inc.
#        3.700%, 05/15/23.................................................           8,393   8,529,783
Dow Chemical Co. (The)
         3.000%, 11/15/22.................................................           2,000   2,002,400
DTE Energy Co.
         2.400%, 12/01/19.................................................           4,000   3,990,714
         3.300%, 06/15/22.................................................             503     507,516
Duke Energy Corp.
         2.400%, 08/15/22.................................................           1,357   1,340,059
E*TRADE Financial Corp.
         2.950%, 08/24/22.................................................           8,280   8,268,905
eBay, Inc.
         2.200%, 08/01/19.................................................           2,846   2,841,769
         2.750%, 01/30/23.................................................             417     413,443

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CONTINUED


                                                                              FACE
                                                                             AMOUNT^   VALUE+
                                                                             ------- -----------
                                                                              (000)
UNITED STATES -- (Continued)
Electronic Arts, Inc.
         3.700%, 03/01/21.................................................    2,000  $ 2,030,374
Energy Transfer L.P.
         4.650%, 06/01/21.................................................    1,180    1,220,624
Enterprise Products Operating LLC
         3.350%, 03/15/23.................................................    2,000    2,026,448
EQT Corp.
         4.875%, 11/15/21.................................................    3,000    3,123,436
Equifax, Inc.
         3.950%, 06/15/23.................................................    5,000    5,134,376
Exelon Generation Co. LLC
         2.950%, 01/15/20.................................................    2,600    2,600,918
         4.000%, 10/01/20.................................................      600      608,410
Express Scripts Holding Co.
         2.250%, 06/15/19.................................................    1,000      999,211
         3.900%, 02/15/22.................................................    1,866    1,911,525
Exxon Mobil Corp.
         1.912%, 03/06/20.................................................    2,400    2,387,495
         2.222%, 03/01/21.................................................    5,824    5,803,175
         2.397%, 03/06/22.................................................   11,161   11,141,399
Fidelity National Information Services, Inc.
         2.250%, 08/15/21.................................................    5,000    4,943,133
Fifth Third Bancorp
         3.500%, 03/15/22.................................................    2,000    2,038,538
GATX Corp.
         2.500%, 07/30/19.................................................      200      199,753
General Mills, Inc.
         3.150%, 12/15/21.................................................      500      503,714
#        2.600%, 10/12/22.................................................    4,385    4,354,030
General Motors Financial Co., Inc.
         3.200%, 07/06/21.................................................    7,200    7,196,305
Georgia Power Co.
         4.250%, 12/01/19.................................................      215      216,676
Gilead Sciences, Inc.
         2.550%, 09/01/20.................................................    1,000      998,421
Goldman Sachs Group, Inc. (The)
         2.550%, 10/23/19.................................................    4,900    4,897,546
         5.750%, 01/24/22.................................................    5,500    5,899,641
Harley-Davidson Financial Services, Inc.
(OMEGA)  2.850%, 01/15/21.................................................      500      496,920
(OMEGA)  3.550%, 05/21/21.................................................    1,000    1,006,144
(OMEGA)  2.550%, 06/09/22.................................................    2,924    2,860,602
Harris Corp.
         2.700%, 04/27/20.................................................    4,500    4,493,068
Hewlett Packard Enterprise Co.
         3.600%, 10/15/20.................................................    3,800    3,835,740
Humana, Inc.
         2.625%, 10/01/19.................................................    3,000    2,996,704

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
Huntington National Bank (The)
         2.400%, 04/01/20.................................................      2,600  $2,593,517
Intercontinental Exchange, Inc.
         2.750%, 12/01/20.................................................        268     268,172
International Business Machines Corp.
         1.625%, 05/15/20.................................................      1,390   1,375,355
         0.375%, 01/31/23................................................. EUR  1,000   1,132,016
JM Smucker Co. (The)
         2.500%, 03/15/20.................................................      3,320   3,311,624
John Deere Capital Corp.
         2.050%, 03/10/20.................................................      1,625   1,617,036
Johnson & Johnson
#        2.250%, 03/03/22.................................................      1,500   1,492,579
JPMorgan Chase & Co.
         3.250%, 09/23/22.................................................      2,300   2,328,320
Kellogg Co.
         4.000%, 12/15/20.................................................      1,000   1,019,583
KeyCorp
         2.900%, 09/15/20.................................................      2,000   2,006,305
Kimberly-Clark Corp.
         1.900%, 05/22/19.................................................      2,000   1,999,277
Kohl's Corp.
         3.250%, 02/01/23.................................................      2,000   1,988,015
Kraft Heinz Foods Co.
         3.500%, 06/06/22.................................................      2,350   2,378,529
#        4.000%, 06/15/23.................................................      7,000   7,197,651
Kroger Co. (The)
         3.400%, 04/15/22.................................................      1,000   1,013,557
         2.800%, 08/01/22.................................................        500     498,085
L3 Technologies, Inc.
#        4.950%, 02/15/21.................................................        701     722,089
Laboratory Corp. of America Holdings
         3.200%, 02/01/22.................................................      1,500   1,508,012
         4.000%, 11/01/23.................................................      5,000   5,125,704
Lam Research Corp.
#        2.750%, 03/15/20.................................................      2,800   2,798,446
Legg Mason, Inc.
         2.700%, 07/15/19.................................................      3,000   2,999,103
Liberty Mutual Group, Inc.
(OMEGA)  5.000%, 06/01/21.................................................      2,900   3,008,531
LyondellBasell Industries NV
         6.000%, 11/15/21.................................................      3,853   4,105,276
Manufacturers & Traders Trust Co.
         2.100%, 02/06/20.................................................      4,225   4,205,305
Marriott International, Inc.
#        2.300%, 01/15/22.................................................      1,385   1,362,628
Marsh & McLennan Cos., Inc.
         2.350%, 03/06/20.................................................      2,000   1,992,868
         2.750%, 01/30/22.................................................      1,500   1,499,377

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
McKesson Corp.
         2.700%, 12/15/22.................................................      2,451  $ 2,422,760
         2.850%, 03/15/23.................................................      1,220    1,207,526
Mead Johnson Nutrition Co.
         3.000%, 11/15/20.................................................        700      702,506
Merck & Co., Inc.
         2.400%, 09/15/22.................................................      1,500    1,496,198
Microsoft Corp.
         2.000%, 11/03/20.................................................      3,500    3,476,917
         1.550%, 08/08/21.................................................      4,000    3,918,466
         2.400%, 02/06/22.................................................      2,000    1,998,066
         2.375%, 02/12/22.................................................     18,000   17,950,404
#        2.650%, 11/03/22.................................................      6,400    6,438,717
#        2.000%, 08/08/23.................................................      4,000    3,906,653
Mondelez International, Inc.
#        3.625%, 05/07/23.................................................        890      910,106
Morgan Stanley
         2.375%, 07/23/19.................................................      2,220    2,218,402
#        2.800%, 06/16/20.................................................      3,000    3,002,580
#        5.500%, 07/28/21.................................................        925      976,502
         3.125%, 01/23/23.................................................      3,000    3,011,935
Mosaic Co. (The)
         3.750%, 11/15/21.................................................      1,000    1,015,410
Motorola Solutions, Inc.
         3.500%, 03/01/23.................................................      1,750    1,757,627
Nasdaq, Inc.
         5.550%, 01/15/20.................................................      2,484    2,532,341
National Oilwell Varco, Inc.
#        2.600%, 12/01/22.................................................      5,283    5,182,828
NetApp, Inc.
         3.250%, 12/15/22.................................................      2,000    2,014,518
Newell Brands, Inc.
         4.000%, 06/15/22.................................................      1,000      997,346
Newmont Goldcorp Corp.
(OMEGA)  3.625%, 06/09/21.................................................        398      401,248
NextEra Energy Capital Holdings, Inc.
         2.400%, 09/15/19.................................................      2,950    2,945,684
Nissan Motor Acceptance Corp.
(OMEGA)  2.125%, 03/03/20.................................................      2,250    2,233,080
Noble Energy, Inc.
         4.150%, 12/15/21.................................................        580      594,214
Nordstrom, Inc.
         4.750%, 05/01/20.................................................        350      356,300
Northrop Grumman Corp.
         3.500%, 03/15/21.................................................        535      542,236
NVIDIA Corp.
#        2.200%, 09/16/21.................................................        575      568,326
Occidental Petroleum Corp.
         2.700%, 02/15/23.................................................      2,352    2,318,371
Omnicom Group, Inc. / Omnicom Capital, Inc.
         3.625%, 05/01/22.................................................      6,335    6,462,392

                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- ----------
                                                                                (000)
UNITED STATES -- (Continued)
ONEOK, Inc.
         4.250%, 02/01/22.................................................      3,000  $3,085,928
Oracle Corp.
         1.900%, 09/15/21.................................................      9,000   8,850,748
         2.500%, 05/15/22.................................................      3,000   2,985,030
#        2.500%, 10/15/22.................................................      2,000   1,985,957
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
(OMEGA)  3.375%, 02/01/22.................................................      1,605   1,613,477
(OMEGA)  4.875%, 07/11/22.................................................      1,455   1,527,772
(OMEGA)  4.250%, 01/17/23.................................................        822     849,918
PepsiCo, Inc.
         2.250%, 05/02/22.................................................        710     703,403
Pfizer, Inc.
         1.950%, 06/03/21.................................................      3,990   3,951,091
         0.250%, 03/06/22................................................. EUR  4,000   4,531,275
Philip Morris International, Inc.
         2.375%, 08/17/22.................................................        200     197,316
Phillips 66
#        4.300%, 04/01/22.................................................        990   1,031,558
PNC Bank NA
#        2.400%, 10/18/19.................................................      3,000   2,997,597
Praxair, Inc.
         1.200%, 02/12/24................................................. EUR  6,625   7,812,485
Principal Financial Group, Inc.
         3.300%, 09/15/22.................................................      1,416   1,433,328
         3.125%, 05/15/23.................................................        890     891,014
Procter & Gamble Co. (The)
         2.300%, 02/06/22.................................................        650     646,928
         2.000%, 08/16/22................................................. EUR  1,000   1,198,278
Progress Energy, Inc.
#        4.400%, 01/15/21.................................................      2,150   2,199,940
Prudential Financial, Inc.
         5.375%, 06/21/20.................................................      3,000   3,091,232
QUALCOMM, Inc.
         2.250%, 05/20/20.................................................      3,000   2,987,750
         2.600%, 01/30/23.................................................      6,690   6,630,475
Quest Diagnostics, Inc.
         2.500%, 03/30/20.................................................      3,630   3,617,046
Regions Financial Corp.
         2.750%, 08/14/22.................................................      2,750   2,735,515
Reinsurance Group of America, Inc.
         4.700%, 09/15/23.................................................      4,600   4,892,493
Ryder System, Inc.
#        3.400%, 03/01/23.................................................      1,200   1,212,596
Santander Holdings USA, Inc.
         3.700%, 03/28/22.................................................        780     789,808
         3.400%, 01/18/23.................................................      2,150   2,151,465
Sempra Energy
         2.850%, 11/15/20.................................................      5,000   4,994,169
         4.050%, 12/01/23.................................................        735     759,035
Sherwin-Williams Co. (The)
         2.750%, 06/01/22.................................................      4,250   4,222,527

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                                FACE
                                                                               AMOUNT^   VALUE+
                                                                               ------- -----------
                                                                                (000)
UNITED STATES -- (Continued)
Southern Power Co.
         2.500%, 12/15/21.................................................        539  $   534,196
Southwest Airlines Co.
         2.750%, 11/06/19.................................................        426      425,925
Spirit AeroSystems, Inc.
         3.950%, 06/15/23.................................................        500      507,068
State Street Corp.
         4.375%, 03/07/21.................................................      2,000    2,065,288
Stryker Corp.
         2.625%, 03/15/21.................................................      2,378    2,371,255
Sunoco Logistics Partners Operations L.P.
         3.450%, 01/15/23.................................................        740      741,258
SunTrust Banks, Inc.
         2.900%, 03/03/21.................................................      3,000    3,008,745
Sysco Corp.
         2.600%, 10/01/20.................................................      3,970    3,963,809
Target Corp.
         2.300%, 06/26/19.................................................        515      514,654
The Mosaic Co.
#        3.250%, 11/15/22.................................................      1,000    1,002,863
Thermo Fisher Scientific, Inc.
         3.300%, 02/15/22.................................................      2,300    2,331,166
         3.000%, 04/15/23.................................................      1,200    1,202,108
Total System Services, Inc.
         3.750%, 06/01/23.................................................      4,480    4,573,757
Toyota Motor Credit Corp.
         1.900%, 04/08/21.................................................     10,500   10,366,883
         1.000%, 09/10/21................................................. EUR  1,800    2,068,574
         2.600%, 01/11/22.................................................      3,000    3,003,660
Tupperware Brands Corp.
         4.750%, 06/01/21.................................................      7,000    7,195,096
Tyson Foods, Inc.
#        2.650%, 08/15/19.................................................      1,940    1,940,802
         4.500%, 06/15/22.................................................      2,000    2,089,412
Unilever Capital Corp.
#        4.250%, 02/10/21.................................................      1,200    1,235,308
United Parcel Service, Inc.
#        2.450%, 10/01/22.................................................        300      298,363
UnitedHealth Group, Inc.
         2.300%, 12/15/19.................................................        815      813,340
         2.700%, 07/15/20.................................................        439      438,918
         2.125%, 03/15/21.................................................      2,000    1,983,081
Verizon Communications, Inc.
         3.500%, 11/01/21.................................................        700      716,783
         2.946%, 03/15/22.................................................      2,500    2,517,164
Viacom, Inc.
         3.875%, 12/15/21.................................................      2,740    2,791,825
Volkswagen Group of America Finance LLC
(OMEGA)  4.000%, 11/12/21.................................................      3,000    3,063,746
Walgreen Co.
         3.100%, 09/15/22.................................................      1,500    1,503,343

                                                                             FACE
                                                                            AMOUNT^     VALUE+
                                                                            ------- --------------
                                                                             (000)
UNITED STATES -- (Continued)
Walgreens Boots Alliance, Inc.
#       2.700%, 11/18/19...............................................      2,000  $    1,999,059
        3.300%, 11/18/21...............................................        500         504,294
Warner Media LLC
        2.100%, 06/01/19...............................................      2,000       1,998,340
        4.000%, 01/15/22...............................................      1,500       1,545,075
Wells Fargo & Co.
        2.150%, 01/30/20...............................................      1,500       1,493,996
        2.094%, 04/25/22............................................... CAD  1,000         739,591
Whirlpool Corp.
        3.700%, 03/01/23...............................................      2,170       2,208,609
Williams Cos., Inc. (The)
        3.700%, 01/15/23...............................................      1,190       1,210,452
Zimmer Biomet Holdings, Inc.
        3.150%, 04/01/22...............................................        950         954,065
Zoetis, Inc.
        3.250%, 02/01/23...............................................      2,976       3,000,443
                                                                                    --------------
TOTAL UNITED STATES....................................................                661,599,344
                                                                                    --------------
TOTAL BONDS............................................................              1,378,082,728
                                                                                    --------------
AGENCY OBLIGATIONS -- (3.0%)
Federal Home Loan Bank
        3.250%, 06/09/23...............................................      3,000       3,109,999
Federal Home Loan Mortgage Corp.
        1.375%, 05/01/20...............................................      7,000       6,927,379
Federal Home Loan Mortgage Corporation
        2.375%, 01/13/22...............................................      3,000       3,006,574
Federal National Mortgage Association
        1.500%, 06/22/20...............................................     14,000      13,862,529
        1.875%, 04/05/22...............................................      6,000       5,929,093
        2.000%, 10/05/22...............................................      4,000       3,962,563
        2.375%, 01/19/23...............................................      6,000       6,017,927
Tennessee Valley Authority
        3.875%, 02/15/21...............................................      2,000       2,052,830
                                                                                    --------------
TOTAL AGENCY OBLIGATIONS...............................................                 44,868,894
                                                                                    --------------
U.S. TREASURY OBLIGATIONS -- (1.5%)
Treasury Inflation Protected Security
~(+/-)  0.125%, 04/15/20...............................................     22,125      22,011,886
                                                                                    --------------
TOTAL INVESTMENT SECURITIES............................................              1,444,963,508
                                                                                    --------------

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                                                           SHARES       VALUE+
                                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  The DFA Short Term Investment Fund...............................   2,139,894 $   24,760,716
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,476,701,270)..............................................               $1,469,724,224
                                                                                    ==============


As of April 30, 2019, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                            SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD      COUNTERPARTY         DATE    (DEPRECIATION)
------------------   ----------------- -------------------  ---------- --------------
USD      35,335,271  CAD    47,176,901 Citibank, N.A.        05/03/19   $    118,867
USD      28,692,441  EUR    25,481,710 Citibank, N.A.        05/09/19         97,071
USD      95,994,040  EUR    85,037,623 Citibank, N.A.        05/14/19        524,294
USD      56,709,391  SEK   527,187,058 Citibank, N.A.        05/28/19      1,085,813
                                                                        ------------
TOTAL APPRECIATION                                                      $  1,826,045
USD      93,297,568  EUR    83,013,026 Citibank, N.A.        05/31/19   $    (35,641)
USD      32,797,352  EUR    29,392,143 Citibank, N.A.        06/03/19       (257,363)
                                                                        ------------
TOTAL (DEPRECIATION)                                                    $   (293,004)
                                                                        ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                          $  1,533,041
                                                                        ============

As of April 30, 2019, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                                   PAYMENTS    PAYMENTS                                     UPFRONT  UPFRONT
                                     MADE      RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET
         COUNTERPARTY              BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE
          ------------           --------      -------- --------- -------------- ---------- -------- -------- ----------
Bank of America Corp............  1.633% Fixed   CPI    Maturity  USD 27,000,000  04/14/21     --       --    $  582,013
Bank of America Corp............  1.525% Fixed   CPI    Maturity  USD 43,000,000  08/31/21     --       --     1,000,712
Bank of America Corp............  1.435% Fixed   CPI    Maturity  USD 30,000,000  10/30/20     --       --       651,265
Citibank, N.A...................  2.041% Fixed   CPI    Maturity  USD 24,000,000  10/17/22     --       --        36,305
Citibank, N.A...................  2.009% Fixed   CPI    Maturity  USD 42,000,000  10/23/22     --       --       120,348
Citibank, N.A...................  1.879% Fixed   CPI    Maturity  USD 54,000,000  07/26/21     --       --       363,067
Citibank, N.A...................  1.849% Fixed   CPI    Maturity  USD 20,000,000  10/27/21     --       --       191,297
Citibank, N.A...................  1.788% Fixed   CPI    Maturity  USD 30,000,000  03/08/20     --       --        88,116
Citibank, N.A...................  1.695% Fixed   CPI    Maturity  USD 42,000,000  02/21/20     --       --       136,591
Citibank, N.A...................  1.683% Fixed   CPI    Maturity  USD 22,000,000  02/28/20     --       --        84,772
Citibank, N.A...................  1.655% Fixed   CPI    Maturity  USD 40,000,000  07/20/20     --       --       658,919
Citibank, N.A...................  1.623% Fixed   CPI    Maturity  USD 38,000,000  06/20/20     --       --       753,123
Deutsche Bank AG................  1.938% Fixed   CPI    Maturity  USD 25,000,000  09/08/22     --       --       161,397
Deutsche Bank AG, London Branch.  1.990% Fixed   CPI    Maturity  USD 45,000,000  06/05/22     --       --        33,568

                                   UNREALIZED
                                  APPRECIATION
         COUNTERPARTY            (DEPRECIATION)
          ------------           --------------
Bank of America Corp............   $  582,013
Bank of America Corp............    1,000,712
Bank of America Corp............      651,265
Citibank, N.A...................       36,305
Citibank, N.A...................      120,348
Citibank, N.A...................      363,067
Citibank, N.A...................      191,297
Citibank, N.A...................       88,116
Citibank, N.A...................      136,591
Citibank, N.A...................       84,772
Citibank, N.A...................      658,919
Citibank, N.A...................      753,123
Deutsche Bank AG................      161,397
Deutsche Bank AG, London Branch.       33,568

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                                        PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                          PAYMENTS MADE RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY                 BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------              ------------- -------- --------- -------------- ---------- -------- -------- ----------  --------------
Deutsche Bank AG, London
  Branch................. 1.860% Fixed    CPI    Maturity  USD 60,000,000  06/30/20     --       --    $  312,319    $  312,319
                                                                                                       ----------    ----------
TOTAL APPRECIATION.......                                                                              $5,173,812    $5,173,812
Bank of America Corp..... 2.340% Fixed    CPI    Maturity  USD 21,000,000  09/26/23     --       --      (441,688)     (441,688)
Bank of America Corp..... 2.333% Fixed    CPI    Maturity  USD 36,000,000  10/03/23     --       --      (735,994)     (735,994)
Bank of America Corp..... 2.282% Fixed    CPI    Maturity  USD 40,000,000  02/08/20     --       --      (263,404)     (263,404)
Bank of America Corp..... 2.254% Fixed    CPI    Maturity  USD 30,000,000  10/24/23     --       --      (478,600)     (478,600)
Bank of America Corp..... 2.228% Fixed    CPI    Maturity  USD 26,000,000  03/12/22     --       --      (317,916)     (317,916)
Bank of America Corp..... 2.225% Fixed    CPI    Maturity  USD 29,000,000  03/01/20     --       --      (172,910)     (172,910)
Bank of America Corp..... 2.208% Fixed    CPI    Maturity  USD 26,000,000  02/01/23     --       --      (309,341)     (309,341)
Citibank, N.A............ 2.318% Fixed    CPI    Maturity  USD 24,000,000  07/05/22     --       --      (409,577)     (409,577)
Citibank, N.A............ 2.196% Fixed    CPI    Maturity  USD 24,000,000  05/31/23     --       --      (302,507)     (302,507)
Citibank, N.A............ 2.190% Fixed    CPI    Maturity  USD 23,000,000  08/13/21     --       --      (264,078)     (264,078)
Citibank, N.A............ 2.182% Fixed    CPI    Maturity  USD 23,000,000  01/19/23     --       --      (233,680)     (233,680)
Citibank, N.A............ 2.149% Fixed    CPI    Maturity  USD 38,000,000  01/23/21     --       --      (224,923)     (224,923)
Citibank, N.A............ 2.144% Fixed    CPI    Maturity  USD 44,000,000  01/11/21     --       --      (258,184)     (258,184)
Citibank, N.A............ 2.036% Fixed    CPI    Maturity  USD 36,000,000  11/21/22     --       --       (60,540)      (60,540)
Citibank, N.A............ 1.998% Fixed    CPI    Maturity  USD 23,000,000  12/10/23     --       --       (72,451)      (72,451)
Deutsche Bank AG......... 2.333% Fixed    CPI    Maturity  USD 40,000,000  07/11/21     --       --      (578,046)     (578,046)
Deutsche Bank AG......... 2.318% Fixed    CPI    Maturity  USD 28,000,000  08/31/23     --       --      (582,361)     (582,361)
Deutsche Bank AG......... 2.289% Fixed    CPI    Maturity  USD 33,000,000  06/13/22     --       --      (504,300)     (504,300)
Deutsche Bank AG......... 2.235% Fixed    CPI    Maturity  USD 38,000,000  05/02/22     --       --      (560,770)     (560,770)
Deutsche Bank AG......... 2.233% Fixed    CPI    Maturity  USD 48,000,000  08/01/21     --       --      (608,825)     (608,825)
Deutsche Bank AG......... 2.208% Fixed    CPI    Maturity  USD 20,000,000  04/05/23     --       --      (294,569)     (294,569)
Deutsche Bank AG......... 2.203% Fixed    CPI    Maturity  USD 31,000,000  10/25/22     --       --      (383,349)     (383,349)
Deutsche Bank AG......... 2.193% Fixed    CPI    Maturity  USD 40,000,000  03/08/21     --       --      (342,409)     (342,409)
Deutsche Bank AG......... 2.128% Fixed    CPI    Maturity  USD 34,000,000  11/15/22     --       --      (309,430)     (309,430)
Deutsche Bank AG......... 2.125% Fixed    CPI    Maturity  USD 20,000,000  01/04/23     --       --      (135,238)     (135,238)
Deutsche Bank AG......... 2.035% Fixed    CPI    Maturity  USD 22,000,000  12/11/22     --       --       (58,304)      (58,304)
Deutsche Bank AG, London
  Branch................. 2.145% Fixed    CPI    Maturity  USD 25,000,000  03/17/20     --       --      (135,110)     (135,110)
Deutsche Bank AG, London
  Branch................. 2.135% Fixed    CPI    Maturity  USD 30,000,000  04/05/21     --       --      (278,381)     (278,381)

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED


                            PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                              MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY                BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------              ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
Deutsche Bank AG, London
  Branch................. 1.983% Fixed   CPI    Maturity  USD 32,000,000  05/12/22     --       --    $   (43,734)  $   (43,734)
                                                                                                      -----------   -----------
TOTAL (DEPRECIATION).....                                                                             $(9,360,619)  $(9,360,619)
                                                                                                      -----------   -----------
TOTAL APPRECIATION
  (DEPRECIATION).........                                                                             $(4,186,807)  $(4,186,807)
                                                                                                      ===========   ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ----------------------------------------------
                                                   LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                                   ------- --------------  ------- --------------
Bonds
   Australia......................................   --    $   45,054,745    --    $   45,054,745
   Austria........................................   --         9,102,839    --         9,102,839
   Belgium........................................   --         5,179,503    --         5,179,503
   Canada.........................................   --       140,721,659    --       140,721,659
   Denmark........................................   --         2,972,394    --         2,972,394
   Finland........................................   --        12,262,520    --        12,262,520
   France.........................................   --        61,853,220    --        61,853,220
   Germany........................................   --        77,456,580    --        77,456,580
   Ireland........................................   --         7,663,926    --         7,663,926
   Japan..........................................   --        31,674,552    --        31,674,552
   Luxembourg.....................................   --        19,100,401    --        19,100,401
   Netherlands....................................   --        91,147,522    --        91,147,522
   New Zealand....................................   --         4,533,123    --         4,533,123
   Norway.........................................   --         4,978,310    --         4,978,310
   Singapore......................................   --         1,039,894    --         1,039,894
   Spain..........................................   --         9,423,022    --         9,423,022
   Supranational Organization Obligations.........   --        77,241,343    --        77,241,343
   Sweden.........................................   --        66,282,488    --        66,282,488
   Switzerland....................................   --         1,107,554    --         1,107,554
   United Kingdom.................................   --        47,687,789    --        47,687,789
   United States..................................   --       661,599,344    --       661,599,344
Agency Obligations................................   --        44,868,894    --        44,868,894
U.S. Treasury Obligations.........................   --        22,011,886    --        22,011,886
Securities Lending Collateral.....................   --        24,760,716    --        24,760,716
Forward Currency Contracts**......................   --         1,533,041    --         1,533,041
Swap Agreements**.................................   --        (4,186,807)   --        (4,186,807)
                                                     --    --------------    --    --------------
TOTAL.............................................   --    $1,467,070,458    --    $1,467,070,458
                                                     ==    ==============    ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.6%)
Alabama State (GO) Series A
    5.000%, 08/01/20.................................................    2,250  $ 2,344,612
    5.000%, 08/01/23.................................................    2,200    2,501,114
                                                                                -----------
TOTAL ALABAMA........................................................             4,845,726
                                                                                -----------
ALASKA -- (0.5%)
City of Anchorage (GO) Series B
    5.000%, 09/01/21.................................................      900      968,931
    5.000%, 09/01/23.................................................      600      683,076
City of Anchorage (GO) Series D
    5.000%, 09/01/23.................................................    2,585    2,942,919
                                                                                -----------
TOTAL ALASKA.........................................................             4,594,926
                                                                                -----------
ARIZONA -- (0.5%)
City of Phoenix (GO)
    4.000%, 07/01/20.................................................    1,500    1,541,850
City of Tempe (GO) Series C
    4.000%, 07/01/22.................................................    1,400    1,502,620
Maricopa County High School District No. 210-Phoenix (GO)
    3.000%, 07/01/23.................................................      650      684,976
Scottsdale Municipal Property Corp. (RB) Series
    3.000%, 07/01/21.................................................      805      828,434
                                                                                -----------
TOTAL ARIZONA........................................................             4,557,880
                                                                                -----------
ARKANSAS -- (1.2%)
Arkansas State (GO)
    5.000%, 04/01/21.................................................    2,600    2,765,932
    5.000%, 10/01/21.................................................    7,195    7,770,672
                                                                                -----------
TOTAL ARKANSAS.......................................................            10,536,604
                                                                                -----------
CALIFORNIA -- (2.5%)
California State (GO)
    5.000%, 08/01/26.................................................    9,000   10,983,510
    3.500%, 08/01/27.................................................    1,500    1,675,125
    5.000%, 08/01/27.................................................    4,000    4,973,480
California State (GO) Series B
    5.000%, 09/01/25.................................................    3,140    3,757,293
                                                                                -----------
TOTAL CALIFORNIA.....................................................            21,389,408
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
COLORADO -- (3.1%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
    5.000%, 11/15/26.................................................    3,000  $ 3,674,370
Colorado State (RB)
    4.000%, 06/26/19.................................................   16,570   16,626,007
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
  Series B
    5.000%, 12/01/24.................................................      900    1,057,626
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21.................................................    1,240    1,347,086
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
    5.250%, 12/15/24.................................................    1,000    1,190,170
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/23.................................................    2,425    2,667,621
                                                                                -----------
TOTAL COLORADO.......................................................            26,562,880
                                                                                -----------
CONNECTICUT -- (0.0%)
Connecticut State (GO) Series A
    5.000%, 10/15/19.................................................      300      304,428
                                                                                -----------
DELAWARE -- (0.5%)
New Castle County (GO)
    5.000%, 10/01/23.................................................    2,275    2,600,803
New Castle County (GO) Series B
    5.000%, 07/15/22.................................................    1,450    1,604,062
                                                                                -----------
TOTAL DELAWARE.......................................................             4,204,865
                                                                                -----------
DISTRICT OF COLUMBIA -- (1.5%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.................................................    1,900    1,968,913
District of Columbia (GO) Series E
    5.000%, 06/01/21.................................................    2,550    2,726,460
    5.000%, 06/01/26.................................................    1,875    2,280,806

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
DISTRICT OF COLUMBIA -- (Continued)
Washington Metropolitan Area Transit Authority (RB) Series A- 1
    5.000%, 07/01/27.................................................    4,535  $ 5,606,802
                                                                                -----------
TOTAL DISTRICT OF COLUMBIA...........................................            12,582,981
                                                                                -----------
FLORIDA -- (2.7%)
Florida Department of Environmental Protection (RB) Series A
    5.000%, 07/01/26.................................................    5,000    6,047,150
Florida State (GO) Series A
    5.000%, 07/01/21.................................................    2,000    2,144,240
    5.000%, 06/01/23.................................................      700      792,624
    5.000%, 07/01/24.................................................      500      581,880
Florida State (GO) Series B
    5.000%, 06/01/20.................................................    3,300    3,421,110
    5.000%, 06/01/23.................................................      650      736,008
Florida State Board of Education (GO) Series B
    5.000%, 06/01/19.................................................      555      556,521
    5.000%, 06/01/25.................................................    3,000    3,569,310
Miami-Dade County (GO) Series A
    5.000%, 07/01/26.................................................    1,810    2,199,892
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.................................................    3,520    3,659,040
                                                                                -----------
TOTAL FLORIDA........................................................            23,707,775
                                                                                -----------
GEORGIA -- (3.3%)
Cobb County (GO)
    5.000%, 01/01/22.................................................    2,335    2,543,165
Georgia State (GO) Series A
    5.000%, 07/01/26.................................................    1,200    1,465,716
    5.000%, 07/01/27.................................................    8,000    9,959,200
Georgia State (GO) Series C
    5.000%, 10/01/21.................................................    2,490    2,690,445
Georgia State (GO) Series C-1
    5.000%, 07/01/23.................................................    3,000    3,408,330
    5.000%, 07/01/24.................................................    3,200    3,730,912
Georgia State (GO) Series I
    5.000%, 07/01/20.................................................    2,345    2,437,628
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
    5.000%, 10/01/23.................................................    1,580    1,808,452
                                                                                -----------
TOTAL GEORGIA........................................................            28,043,848
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
HAWAII -- (0.9%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.................................................    2,150  $2,455,945
    5.000%, 10/01/25.................................................      450     538,880
Hawaii State (GO) Series
    5.000%, 05/01/23.................................................    1,800   2,032,182
Hawaii State (GO) Series EF
    5.000%, 11/01/22.................................................      300     334,158
Hawaii State (GO) Series EH-2017
    5.000%, 08/01/23.................................................      970   1,102,337
Hawaii State (GO) (ETM) Series EH
    5.000%, 08/01/23.................................................    1,225   1,389,934
Hawaii State (GO) (ETM) Series EH-2017
    5.000%, 08/01/23.................................................      305     346,065
                                                                                ----------
TOTAL HAWAII.........................................................            8,199,501
                                                                                ----------
IOWA -- (0.1%)
City of Ankeny (GO) Series G
    5.000%, 06/01/19.................................................      910     912,484
                                                                                ----------
KANSAS -- (1.5%)
City of Lenexa (GO) Series
    5.000%, 09/01/20.................................................    1,610   1,682,401
City of Lenexa (GO) Series A
    5.000%, 09/01/21.................................................      600     646,380
City of Merriam (GO)
    5.000%, 10/01/25.................................................      200     239,772
City of Wichita (GO) Series A
    5.000%, 12/01/20.................................................    3,000   3,159,510
Johnson County (GO) Series B
    5.000%, 09/01/22.................................................    1,405   1,559,058
Johnson County Unified School District No. 229 Blue Valley (GO)
  Series A
    5.000%, 10/01/26.................................................    1,500   1,836,480
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/27.................................................    1,000   1,240,890
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20.................................................    1,975   2,063,816

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CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
KANSAS -- (Continued)
Kansas State Department of Transportation (RB) Series C
    5.000%, 09/01/19.................................................      125  $   126,409
                                                                                -----------
TOTAL KANSAS.........................................................            12,554,716
                                                                                -----------
KENTUCKY -- (0.7%)
Louisville & Jefferson County (GO) Series
    5.000%, 12/01/25.................................................    3,800    4,567,486
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22.................................................    1,500    1,671,900
                                                                                -----------
TOTAL KENTUCKY.......................................................             6,239,386
                                                                                -----------
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
    5.000%, 07/15/22.................................................      250      275,408
    5.000%, 08/01/23.................................................    1,100    1,245,728
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.................................................      600      649,644
                                                                                -----------
TOTAL LOUISIANA......................................................             2,170,780
                                                                                -----------
MAINE -- (0.1%)
Maine State (GO) Series B
    5.000%, 06/01/23.................................................      495      560,291
                                                                                -----------
MARYLAND -- (8.5%)
Anne Arundel County (GO)
    5.000%, 04/01/23.................................................    4,000    4,507,240
Baltimore County (GO)
    5.000%, 08/01/21.................................................      500      537,415
    3.000%, 11/01/24.................................................    5,015    5,354,465
City of Baltimore (GO) Series B
    5.000%, 10/15/22.................................................      645      717,305
City of Frederick (GO) Series C
    5.000%, 03/01/27.................................................    3,100    3,819,975
Harford County (GO) Series A
    5.000%, 09/15/20.................................................      900      941,643
Howard County (GO) Series A
    5.000%, 02/15/28.................................................    3,000    3,768,840
Howard County (GO) Series D
    5.000%, 02/15/24.................................................    4,000    4,615,080
    5.000%, 02/15/25.................................................    8,390    9,923,105
Maryland State (GO) Series
    5.000%, 03/15/28.................................................    7,000    8,813,350
Maryland State (GO) Series B
    4.000%, 08/01/23.................................................    1,785    1,955,628

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MARYLAND -- (Continued)
    5.000%, 08/01/26.................................................    5,500  $ 6,720,505
    5.000%, 08/01/26.................................................    1,000    1,221,910
    5.000%, 08/01/27.................................................      325      404,658
Maryland State (GO) Series C
    5.000%, 08/01/20.................................................    2,000    2,084,360
Montgomery County (GO) Series C
    5.000%, 10/01/27.................................................    6,655    8,311,496
Montgomery County (GO) Series D
    3.000%, 11/01/23.................................................    2,000    2,114,200
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.................................................    4,325    5,029,715
    3.000%, 06/01/26.................................................    2,080    2,222,646
                                                                                -----------
TOTAL MARYLAND.......................................................            73,063,536
                                                                                -----------
MASSACHUSETTS -- (4.0%)
City of Boston (GO) Series A
    5.000%, 03/01/20.................................................    1,200    1,234,512
City of Boston (GO) Series B
    5.000%, 04/01/24.................................................    3,500    4,076,555
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.................................................      500      540,280
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.................................................    3,255    3,391,873
    5.000%, 04/01/23.................................................    4,000    4,510,520
    5.000%, 08/01/24.................................................    1,360    1,586,726
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.................................................    1,000    1,249,920
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.................................................      400      417,024
Massachusetts School Building Authority (RB) (ETM) Series A
    5.000%, 11/15/25.................................................    3,240    3,885,440
Massachusetts Water Resources Authority (RB) (AGM) Series B
    5.250%, 08/01/28.................................................    9,000   11,650,770
Town of Lexington (GO)
    4.000%, 02/15/27.................................................    1,000    1,164,410

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MASSACHUSETTS -- (Continued)
Town of Medfield (GO)
    3.000%, 09/15/19.................................................      510  $   512,876
                                                                                -----------
TOTAL MASSACHUSETTS..................................................            34,220,906
                                                                                -----------
MICHIGAN -- (0.6%)
Michigan State (GO)
    5.000%, 11/01/19.................................................      700      711,984
Michigan State (GO) Series A
    5.000%, 05/01/23.................................................    2,425    2,744,833
    5.000%, 05/01/25.................................................    1,500    1,780,305
                                                                                -----------
TOTAL MICHIGAN.......................................................             5,237,122
                                                                                -----------
MINNESOTA -- (3.6%)
Hennepin County (GO) Series C
    5.000%, 12/01/28.................................................    1,150    1,465,663
Metropolitan Council (GO) Series C
    5.000%, 03/01/24.................................................    6,250    7,209,875
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
    5.000%, 02/01/28.................................................    2,590    3,237,345
Minnesota State (GO) Series
    5.000%, 08/01/21.................................................    1,330    1,428,300
Minnesota State (GO) Series A
    5.000%, 08/01/25.................................................    7,000    8,360,240
    5.000%, 08/01/28.................................................    6,000    7,593,060
Minnesota State (GO) Series D
    5.000%, 08/01/21.................................................      700      751,737
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.................................................      900      925,506
                                                                                -----------
TOTAL MINNESOTA......................................................            30,971,726
                                                                                -----------
MISSISSIPPI -- (0.3%)
Madison County School District (GO)
    3.500%, 12/01/19.................................................      350      353,885
Mississippi State (GO) Series B
    5.000%, 11/01/20.................................................      600      629,880
Mississippi State (GO) Series C
    5.000%, 10/01/20.................................................    1,565    1,638,618
                                                                                -----------
TOTAL MISSISSIPPI....................................................             2,622,383
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MISSOURI -- (0.6%)
Columbia School District (GO) Series B
    5.000%, 03/01/23.................................................    2,500  $ 2,816,500
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
    4.000%, 03/01/26.................................................    1,845    2,094,979
                                                                                -----------
TOTAL MISSOURI.......................................................             4,911,479
                                                                                -----------
NEBRASKA -- (1.2%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26.................................................    3,000    3,471,990
Omaha School District (GO)
    5.000%, 12/15/25.................................................    1,345    1,618,963
Omaha School District (GO) Series 1
    5.000%, 12/15/26.................................................    3,975    4,876,053
                                                                                -----------
TOTAL NEBRASKA.......................................................             9,967,006
                                                                                -----------
NEVADA -- (3.2%)
City of Henderson NV (GO)
    5.000%, 06/01/21.................................................      600      640,884
Clark County (GO) Series B
    5.000%, 11/01/24.................................................    8,665   10,162,139
Nevada State (GO) Series D
    5.000%, 04/01/25.................................................   11,625   13,734,240
Nevada State (GO) Series D1
    5.000%, 03/01/22.................................................    2,000    2,185,640
Washoe County School District (GO) Series F
    5.000%, 06/01/21.................................................      900      959,796
                                                                                -----------
TOTAL NEVADA.........................................................            27,682,699
                                                                                -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO) Series C
    5.000%, 07/01/20.................................................      220      228,664
City of Nashua (GO)
    4.000%, 07/15/24.................................................    2,000    2,229,460
New Hampshire State (GO) Series B
    5.000%, 06/01/19.................................................      540      541,485
                                                                                -----------
TOTAL NEW HAMPSHIRE..................................................             2,999,609
                                                                                -----------
NEW JERSEY -- (0.3%)
City of Hoboken (GO)
    3.000%, 02/01/27.................................................    1,000    1,061,040

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW JERSEY -- (Continued)
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21.................................................    1,515  $ 1,522,802
                                                                                -----------
TOTAL NEW JERSEY.....................................................             2,583,842
                                                                                -----------
NEW MEXICO -- (1.6%)
New Mexico State (GO) (ETM)
    5.000%, 03/01/21.................................................    2,105    2,233,173
New Mexico State Severance Tax Permanent Fund (RB) Series
    5.000%, 07/01/26.................................................    5,580    6,769,433
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/27.................................................    2,570    3,172,999
New Mexico State Severance Tax Permanent Fund (RB) Series B
    4.000%, 07/01/20.................................................    2,000    2,055,800
                                                                                -----------
TOTAL NEW MEXICO.....................................................            14,231,405
                                                                                -----------
NEW YORK -- (5.8%)
City of New York (GO) Series C
    5.000%, 08/01/26.................................................      500      608,295
    5.000%, 08/01/26.................................................    3,650    4,440,554
City of New York (GO) Series E
    5.000%, 08/01/26.................................................    3,825    4,653,457
City of New York (GO) Series J
    5.000%, 08/01/22.................................................      650      718,679
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/25.................................................      500      591,405
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.................................................    2,500    2,731,400
    5.000%, 02/15/24.................................................      700      807,338
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/27.................................................   14,000   17,324,440
New York State Dormitory Authority Series E-GROUP 1
    5.000%, 03/15/27.................................................    7,000    8,662,220

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/26.................................................    6,890  $ 8,349,784
Riverhead Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/15/22.................................................      700      711,578
                                                                                -----------
TOTAL NEW YORK.......................................................            49,599,150
                                                                                -----------
NORTH CAROLINA -- (5.6%)
City of Charlotte Water & Sewer System Revenue (RB)
    5.000%, 07/01/21.................................................    1,800    1,930,608
Forsyth County (GO)
    4.000%, 12/01/21.................................................    1,500    1,591,485
Gaston County (GO)
    5.000%, 02/01/26.................................................    2,500    3,012,425
Iredell County (GO) Series B
    2.500%, 02/01/24.................................................    2,285    2,360,176
Mecklenburg County (GO) Series A
    5.000%, 04/01/22.................................................    5,000    5,486,350
Mecklenburg County (GO) Series B
    5.000%, 12/01/21.................................................    6,120    6,649,013
    5.000%, 12/01/26.................................................    8,430   10,394,021
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM)
  Series B
    6.000%, 01/01/22.................................................      650      723,015
Wake County (GO)
    5.000%, 09/01/21.................................................    2,250    2,425,005
    5.000%, 09/01/24.................................................    4,000    4,680,920
Wake County (GO) Series C
    5.000%, 03/01/25.................................................    7,530    8,920,189
                                                                                -----------
TOTAL NORTH CAROLINA.................................................            48,173,207
                                                                                -----------
NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture & Applied Science (RB)
    5.000%, 04/01/21.................................................      545      578,823
                                                                                -----------
OHIO -- (5.6%)
City of Columbus (GO) Series
    4.000%, 08/15/25.................................................    3,500    3,971,590

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
OHIO -- (Continued)
City of Columbus (GO) Series 1
    5.000%, 07/01/21.................................................    2,775  $ 2,975,133
City of Columbus (GO) Series 2017-1
    4.000%, 04/01/27.................................................    4,205    4,867,330
City of Columbus (GO) Series A
    5.000%, 02/15/20.................................................      650      667,388
    2.000%, 08/15/22.................................................    2,000    2,024,540
City of Columbus (GO) Series A
    4.000%, 04/01/24.................................................    4,000    4,436,120
Columbus City School District (GO) Series A
    5.000%, 12/01/21.................................................    1,595    1,728,645
Franklin County (GO)
    5.000%, 06/01/21.................................................    1,830    1,956,636
Ohio State (GO)
    5.000%, 09/15/25.................................................    1,950    2,332,804
Ohio State (GO) Series A
    4.000%, 03/01/21.................................................    1,475    1,538,587
    5.000%, 09/01/28.................................................    2,500    3,155,350
Ohio State (GO) Series B
    5.000%, 08/01/20.................................................      650      677,248
    5.000%, 09/01/27.................................................    9,300   11,548,368
    5.000%, 09/15/27.................................................    3,500    4,349,135
Upper Arlington City School District (GO) Series
    5.000%, 12/01/26.................................................    1,530    1,874,265
                                                                                -----------
TOTAL OHIO...........................................................            48,103,139
                                                                                -----------
OREGON -- (1.0%)
City of Portland Sewer System Revenue (RB) Series A
    5.000%, 10/01/23.................................................    3,570    4,079,653
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
  Series
    5.000%, 06/15/23.................................................    1,005    1,139,147
Oregon State (GO) Series A
    5.000%, 05/01/21.................................................      800      853,256
Oregon State (GO) Series G
    5.000%, 12/01/22.................................................    2,050    2,290,240
                                                                                -----------
TOTAL OREGON.........................................................             8,362,296
                                                                                -----------
PENNSYLVANIA -- (0.9%)
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.................................................    3,925    4,290,339

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
PENNSYLVANIA -- (Continued)
Pennsylvania Economic Development Financing Authority (RB) Series A
    5.000%, 07/01/19.................................................    3,145  $3,162,612
                                                                                ----------
TOTAL PENNSYLVANIA...................................................            7,452,951
                                                                                ----------
RHODE ISLAND -- (0.5%)
Rhode Island State (GO) Series A
    5.000%, 08/01/20.................................................    1,900   1,979,648
Rhode Island State (GO) Series D
    5.000%, 08/01/22.................................................      600     663,798
Rhode State Island (GO) Series A
    5.000%, 04/01/27.................................................    1,060   1,307,287
                                                                                ----------
TOTAL RHODE ISLAND...................................................            3,950,733
                                                                                ----------
SOUTH CAROLINA -- (2.6%)
Beaufort County (GO) (ST AID WITHHLDG) Series
    4.000%, 03/01/22.................................................      640     682,138
Beaufort County School District (GO) (SCSDE) Series A
    5.000%, 03/01/23.................................................    6,000   6,742,980
Berkeley County School District (GO) (SCSDE) Series
    5.000%, 03/01/27.................................................    2,500   3,080,625
Charleston County (GO)
    5.000%, 11/01/23.................................................    1,000   1,146,660
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................      800     847,088
Clemson University (RB) Series B
    5.000%, 05/01/25.................................................      750     890,152
Lexington & Richland School District No. 5 (GO) (SCSDE)
    5.000%, 03/01/24.................................................    2,750   3,172,345
Richland County (GO) (ST AID WITHHLDG) Series
    5.000%, 03/01/26.................................................    1,870   2,268,104

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CONTINUED



                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23.................................................    3,000  $ 3,431,010
                                                                                -----------
TOTAL SOUTH CAROLINA.................................................            22,261,102
                                                                                -----------
TENNESSEE -- (4.4%)
City of Kingsport (GO) Series
    5.000%, 09/01/21.................................................      510      549,423
Hamilton County (GO) Series B
    5.000%, 03/01/22.................................................    2,000    2,188,540
Maury County (GO) Series B
    5.000%, 04/01/20.................................................    1,205    1,242,451
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 01/01/26.................................................    5,000    6,017,400
    4.000%, 07/01/28.................................................    1,000    1,169,050
Metropolitan Government of Nashville & Davidson County (GO) Series C
    5.000%, 07/01/21.................................................    5,000    5,360,600
Rutherford County (GO) Series
    5.000%, 04/01/23.................................................    4,085    4,609,677
Shelby County (GO)
    5.000%, 04/01/25.................................................    5,000    5,922,600
Shelby County (GO) Series A
    5.000%, 04/01/20.................................................    1,500    1,546,620
    5.000%, 04/01/27.................................................    3,975    4,908,926
Sullivan County (GO) Series A
    5.000%, 04/01/21.................................................    1,000    1,063,820
Sumner County (GO)
    5.000%, 06/01/21.................................................      650      695,117
    5.000%, 12/01/21.................................................      900      977,085
Washington County (GO) Series A
    4.000%, 06/01/26.................................................    1,705    1,945,030
                                                                                -----------
TOTAL TENNESSEE......................................................            38,196,339
                                                                                -----------
TEXAS -- (13.7%)
City of Arlington (GO)
    5.000%, 08/15/25.................................................    1,000    1,190,780
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
    5.000%, 10/01/22.................................................    9,000    9,997,920
City of Frisco (GO) Series A
    5.000%, 02/15/25.................................................    2,000    2,354,600
City of Garland (GO) Series A
    5.000%, 02/15/24.................................................      400      459,124


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
TEXAS -- (Continued)
City of Houston (GO) Series A
    5.000%, 03/01/27.................................................    5,000  $ 6,079,750
City of Lubbock (GO)
    5.000%, 02/15/23.................................................    4,000    4,483,520
City of San Antonio (GO)
    5.000%, 02/01/20.................................................    2,500    2,563,025
    5.000%, 02/01/21.................................................    2,200    2,327,930
City of San Antonio Electric & Gas Systems Revenue (RB)
    5.000%, 02/01/24.................................................    9,515   10,915,703
    5.000%, 02/01/26.................................................    2,850    3,422,109
City of Sugar Land (GO)
    5.000%, 02/15/21.................................................    1,050    1,112,969
Conroe Independent School District (GO) (PSF-GTD) Series A
    5.000%, 02/15/26.................................................    8,710   10,491,630
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/21.................................................      800      847,392
Dallas County Community College District (GO)
    5.000%, 02/15/21.................................................    2,155    2,283,072
El Paso Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/24.................................................    3,035    3,534,349
Frisco Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/20.................................................    2,460    2,566,321
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.................................................    3,000    3,666,840
Highland Park Independent School District (GO)
    5.000%, 02/15/23.................................................    3,120    3,498,362
Houston Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/27.................................................    5,000    6,127,600
Permanent University Fund - University of Texas System (RB) Series B
    5.250%, 07/01/28.................................................    2,610    3,336,050
Pflugerville Independent School District (GO) (PSF-GTD)
    4.000%, 08/15/20.................................................    2,000    2,060,560
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.................................................    2,225    2,558,283

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CONTINUED



                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
TEXAS -- (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................    1,790  $  1,837,310
Texas State (RN)
    4.000%, 08/29/19.................................................    2,500     2,518,075
Texas State (GO)
    5.000%, 10/01/23.................................................    4,200     4,788,042
Texas Transportation Commission State Highway Fund (RB)
    5.000%, 10/01/26.................................................    2,505     3,053,319
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.................................................      100       100,963
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.................................................   12,500    14,917,500
    5.000%, 08/15/26.................................................    3,850     4,696,114
Ysleta Independent School District (GO) (PSF-GTD) Series A
    5.000%, 08/15/20.................................................      460       479,762
                                                                                ------------
TOTAL TEXAS..........................................................            118,268,974
                                                                                ------------
UTAH -- (0.6%)
City of American Fork (GO)
    5.000%, 05/01/26.................................................    1,165     1,396,986
Davis School District (GO) (SCH BD GTY) Series B
    5.000%, 06/01/23.................................................    1,000     1,132,320
Tooele County School District (GO) (SCH BD GTY) Series
    5.000%, 06/01/22.................................................      650       716,105
Utah State (GO)
    5.000%, 07/01/22.................................................    1,500     1,657,020
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.................................................      650       696,222
                                                                                ------------
TOTAL UTAH...........................................................              5,598,653
                                                                                ------------
VIRGINIA -- (6.2%)
Arlington County (GO)
    5.000%, 08/15/26.................................................    3,575     4,374,370
    5.000%, 08/15/27.................................................    4,000     4,987,440
    5.000%, 08/15/27.................................................    3,820     4,763,005
Arlington County (GO) Series B
    5.000%, 08/15/22.................................................    4,830     5,360,962
City of Lynchburg (GO)
    5.000%, 02/01/26.................................................    1,930     2,331,054

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
VIRGINIA -- (Continued)
City of Manassas (GO) (ST AID WITHHLDG) Series C
    5.000%, 07/01/21.................................................    1,040  $ 1,115,702
City of Norfolk (GO) (ST AID WTHHLDG)
    5.000%, 08/01/27.................................................    2,300    2,853,771
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/21.................................................      900      955,638
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/15/24.................................................    3,000    3,512,400
Fairfax County (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/19.................................................    2,000    2,028,480
    5.000%, 10/01/23.................................................    4,775    5,461,024
    5.000%, 10/01/26.................................................    5,535    6,815,522
Loudoun County (GO) Series A
    5.000%, 12/01/21.................................................    5,000    5,430,900
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.................................................      600      682,122
Virginia Resources Authority (GO) Series
    5.000%, 06/01/27.................................................    2,115    2,636,094
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.................................................      200      210,172
                                                                                -----------
TOTAL VIRGINIA.......................................................            53,518,656
                                                                                -----------
WASHINGTON -- (4.2%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.................................................      175      180,408
City of Seattle Municipal Light & Power Revenue (RB) Series B
    5.000%, 04/01/24.................................................    3,000    3,468,000
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.................................................      190      192,141
City of Spokane (GO)
    5.000%, 12/01/25.................................................    1,165    1,397,091
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.................................................      510      540,575

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CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
WASHINGTON -- (Continued)
King & Snohomish Counties School District No. 417 Northshore (GO)
  (SCH BD GTY)
    5.000%, 12/01/19.................................................    2,825  $ 2,880,737
King County (GO) Series
    5.000%, 12/01/25.................................................    1,830    2,199,605
King County (GO) Series A
    5.000%, 07/01/20.................................................      700      727,650
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
    5.000%, 12/01/24.................................................    2,265    2,660,356
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................      925    1,033,059
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................    2,080    2,321,446
Port of Seattle (GO)
    5.000%, 06/01/21.................................................    3,150    3,367,980
Washington State (GO)
    5.000%, 08/01/27.................................................    4,800    5,955,696
Washington State (GO) Series
    5.000%, 02/01/25.................................................    1,930    2,277,072
Washington State (GO) Series 2017-A
    5.000%, 08/01/26.................................................    1,480    1,802,803
Washington State (GO) Series A
    5.000%, 08/01/21.................................................      500      537,300
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.................................................      150      157,608
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.................................................    2,775    2,883,974
Washington State (GO) Series R-2015
    5.000%, 07/01/20.................................................    1,560    1,621,261
                                                                                -----------
TOTAL WASHINGTON.....................................................            36,204,762
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
WISCONSIN -- (4.7%)
City of Janesville (GO)
    3.000%, 03/01/24.................................................    1,245  $  1,312,828
City of Milwaukee (GO) Series
    5.000%, 05/01/20.................................................    2,370     2,449,395
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.................................................    6,500     7,181,980
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27.................................................    1,510     1,844,827
    5.000%, 04/01/28.................................................    9,990    12,411,276
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.................................................      650       685,932
Germantown School District (GO) Series A
    5.000%, 04/01/27.................................................    2,200     2,716,890
Oregon School District (GO)
    3.000%, 03/01/21.................................................    1,900     1,947,766
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.................................................    4,025     4,720,440
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.................................................      800       840,200
    5.000%, 11/01/22.................................................      600       668,100
Wisconsin State (GO) Series B
    5.000%, 05/01/21.................................................    3,405     3,630,275
                                                                                ------------
TOTAL WISCONSIN......................................................             40,409,909
                                                                                ------------
TOTAL MUNICIPA BONDS.................................................            861,138,886
                                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $849,076,511)................................................           $861,138,886
                                                                                ============

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


As of April 30, 2019, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                            PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                UNREALIZED
                              MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
COUNTERPARTY                BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
------------              ------------ -------- --------- -------------- ---------- -------- -------- ----------  --------------
Bank of America Corp..... 2.064% Fixed   CPI    Maturity  USD 13,000,000  10/24/24     --       --    $   14,145    $   14,145
Bank of America Corp..... 2.029% Fixed   CPI    Maturity  USD 15,000,000  05/24/25     --       --        13,533        13,533
Bank of America Corp..... 2.004% Fixed   CPI    Maturity  USD 14,000,000  06/13/25     --       --        54,080        54,080
Bank of America Corp..... 1.971% Fixed   CPI    Maturity  USD 25,000,000  02/21/25     --       --        73,498        73,498
Bank of America Corp..... 1.902% Fixed   CPI    Maturity  USD 25,000,000  07/14/22     --       --       152,695       152,695
Bank of America Corp..... 1.826% Fixed   CPI    Maturity  USD 26,000,000  11/07/20     --       --       243,997       243,997
Bank of America Corp..... 1.715% Fixed   CPI    Maturity  USD 11,000,000  09/28/23     --       --       250,636       250,636
Bank of America Corp..... 1.706% Fixed   CPI    Maturity  USD 11,000,000  06/14/22     --       --       234,726       234,726
Bank of America Corp..... 1.704% Fixed   CPI    Maturity  USD 27,000,000  05/31/21     --       --       509,877       509,877
Bank of America Corp..... 1.663% Fixed   CPI    Maturity  USD 17,000,000  04/15/22     --       --       393,616       393,616
Bank of America Corp..... 1.619% Fixed   CPI    Maturity  USD 12,000,000  10/14/22     --       --       219,394       219,394
Bank of America Corp..... 1.610% Fixed   CPI    Maturity  USD 20,000,000  12/31/20     --       --       323,760       323,760
Bank of America Corp..... 1.609% Fixed   CPI    Maturity  USD 17,000,000  06/24/21     --       --       391,774       391,774
Bank of America Corp..... 1.580% Fixed   CPI    Maturity  USD 14,000,000  12/30/20     --       --       248,088       248,088
Bank of America Corp..... 1.548% Fixed   CPI    Maturity  USD  8,000,000  01/08/21     --       --       157,803       157,803
Bank of America Corp..... 1.530% Fixed   CPI    Maturity  USD 19,000,000  12/24/20     --       --       384,484       384,484
Bank of America Corp..... 1.520% Fixed   CPI    Maturity  USD 14,000,000  12/23/20     --       --       290,364       290,364
Citibank, N.A............ 2.005% Fixed   CPI    Maturity  USD 12,000,000  11/09/25     --       --        70,868        70,868
Citibank, N.A............ 1.986% Fixed   CPI    Maturity  USD 20,000,000  07/24/23     --       --        68,921        68,921
Citibank, N.A............ 1.789% Fixed   CPI    Maturity  USD 21,000,000  03/31/24     --       --       423,097       423,097
Citibank, N.A............ 1.752% Fixed   CPI    Maturity  USD 17,000,000  05/20/23     --       --       389,616       389,616
Citibank, N.A............ 1.698% Fixed   CPI    Maturity  USD 22,000,000  06/02/22     --       --       499,716       499,716
Citibank, N.A............ 1.578% Fixed   CPI    Maturity  USD 25,000,000  08/09/23     --       --       786,069       786,069
Citibank, N.A............ 1.577% Fixed   CPI    Maturity  USD 10,000,000  11/18/21     --       --       202,207       202,207
Citibank, N.A............ 1.555% Fixed   CPI    Maturity  USD 10,000,000  12/11/20     --       --       188,220       188,220
Citibank, N.A............ 1.533% Fixed   CPI    Maturity  USD 10,000,000  11/10/20     --       --       177,717       177,717
Citibank, N.A............ 1.520% Fixed   CPI    Maturity  USD 24,000,000  08/01/21     --       --       610,824       610,824
Citibank, N.A............ 1.481% Fixed   CPI    Maturity  USD 17,000,000  08/18/21     --       --       447,483       447,483
Citibank, N.A............ 1.253% Fixed   CPI    Maturity  USD 12,000,000  02/11/22     --       --       523,868       523,868
                                                                                                      ----------    ----------
TOTAL APPRECIATION.......                                                                             $8,345,076    $8,345,076
Bank of America Corp..... 2.373% Fixed   CPI    Maturity  USD 18,000,000  07/13/26     --       --      (510,876)     (510,876)
Bank of America Corp..... 2.355% Fixed   CPI    Maturity  USD 17,000,000  05/29/28     --       --      (451,313)     (451,313)
Bank of America Corp..... 2.349% Fixed   CPI    Maturity  USD 14,000,000  08/13/27     --       --      (388,070)     (388,070)
Bank of America Corp..... 2.349% Fixed   CPI    Maturity  USD 14,000,000  09/20/26     --       --      (370,822)     (370,822)
Bank of America Corp..... 2.327% Fixed   CPI    Maturity  USD 17,000,000  07/30/24     --       --      (391,769)     (391,769)

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

                            PAYMENTS   PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                              MADE     RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY                BY FUND    BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------              ------------ -------- --------- -------------- ---------- -------- -------- -----------  --------------
Bank of America Corp..... 2.243% Fixed   CPI    Maturity  USD 15,000,000  11/01/27     --       --    $  (240,041)  $  (240,041)
Bank of America Corp..... 2.195% Fixed   CPI    Maturity  USD 15,000,000  01/09/24     --       --       (190,332)     (190,332)
Bank of America Corp..... 2.192% Fixed   CPI    Maturity  USD 14,000,000  03/29/25     --       --       (221,977)     (221,977)
Bank of America Corp..... 2.186% Fixed   CPI    Maturity  USD 20,000,000  11/20/25     --       --       (250,662)     (250,662)
Bank of America Corp..... 2.177% Fixed   CPI    Maturity  USD 11,000,000  09/20/27     --       --        (47,620)      (47,620)
Bank of America Corp..... 2.149% Fixed   CPI    Maturity  USD 14,000,000  08/10/27     --       --        (45,285)      (45,285)
Bank of America Corp..... 0.022% Fixed   CPI    Maturity  USD 16,000,000  02/14/24     --       --       (208,175)     (208,175)
Citibank, N.A............ 2.367% Fixed   CPI    Maturity  USD 10,000,000  05/04/28     --       --       (299,821)     (299,821)
Citibank, N.A............ 2.234% Fixed   CPI    Maturity  USD 34,000,000  01/23/24     --       --       (479,648)     (479,648)
Citibank, N.A............ 2.171% Fixed   CPI    Maturity  USD 11,000,000  04/07/24     --       --       (155,941)     (155,941)
Citibank, N.A............ 2.148% Fixed   CPI    Maturity  USD 19,000,000  01/04/24     --       --       (157,261)     (157,261)
Citibank, N.A............ 2.141% Fixed   CPI    Maturity  USD 17,000,000  04/16/28     --       --        (17,935)      (17,935)
Citibank, N.A............ 2.114% Fixed   CPI    Maturity  USD 14,000,000  12/19/23     --       --        (91,917)      (91,917)
Citibank, N.A............ 2.112% Fixed   CPI    Maturity  USD 11,000,000  05/02/24     --       --       (104,395)     (104,395)
Citibank, N.A............ 2.112% Fixed   CPI    Maturity  USD 27,000,000  12/21/24     --       --       (162,198)     (162,198)
Citibank, N.A............ 2.102% Fixed   CPI    Maturity  USD 11,000,000  11/21/26     --       --        (24,124)      (24,124)
Citibank, N.A............ 2.100% Fixed   CPI    Maturity  USD 18,000,000  12/11/25     --       --        (80,059)      (80,059)
Citibank, N.A............ 2.088% Fixed   CPI    Maturity  USD 23,000,000  12/29/22     --       --       (112,766)     (112,766)
                                                                                                      -----------   -----------
TOTAL (DEPRECIATION).....                                                                             $(5,003,007)  $(5,003,007)
                                                                                                      -----------   -----------
TOTAL APPRECIATION
(DEPRECIATION)...........                                                                             $ 3,342,069   $ 3,342,069
                                                                                                      ===========   ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
  Municipal Bonds..................   --    $861,138,886   --    $861,138,886
  Swap Agreements**................   --       3,342,069   --       3,342,069
                                      --    ------------   --    ------------
  TOTAL............................   --    $864,480,955   --    $864,480,955
                                      ==    ============   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
MUNICIPALBONDS -- (100.0%)

CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            5.000%, 08/01/25.................................................    230  $  275,901
Alhambra Unified School District (GO) Series A
            1.750%, 08/01/22.................................................    300     301,944
Alhambra Unified School District (GO) Series B
            5.000%, 08/01/23.................................................    100     114,751
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/21)..................    500     542,075
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100, 10/1/21)..................  1,320   1,431,078
Bay Area Toll Authority (RB) Series S-4
(currency)  5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)...................    250     286,223
Berkeley Unified School District (GO) Series E
            5.000%, 08/01/27.................................................    695     879,960
Beverly Hills Unified School District (GO)
            2.000%, 08/01/22.................................................    150     152,729
Burbank Unified School District (GO)
            5.000%, 08/01/24.................................................    565     666,039
Cajon Valley Union School District (GO)
            5.000%, 08/01/24.................................................    305     358,531
California Infrastructure & Economic Development Bank (RB) (AMBAC)
(currency)  5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)...................    100     126,847
California Municipal Finance Authority (RB)
(currency)  6.000%, 01/01/42 (Pre-refunded @ $100, 1/1/22)...................    250     279,683

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
California State (GO)
            5.000%, 12/01/22.................................................    500  $  559,150
            5.000%, 08/01/23.................................................    585     665,584
            5.000%, 10/01/25.................................................  1,700   2,038,062
            5.000%, 08/01/26.................................................  2,380   2,904,528
~           5.000%, 08/01/26.................................................  2,540   3,099,791
            5.000%, 09/01/26.................................................  3,215   3,929,887
            4.000%, 11/01/26.................................................  1,735   2,006,250
            3.500%, 08/01/27.................................................  2,835   3,165,986
            5.000%, 08/01/27.................................................  4,200   5,222,154
            5.000%, 11/01/27.................................................    200     249,804
            5.000%, 08/01/28.................................................    730     922,406
California State (GO) (AMBAC)
            5.000%, 02/01/27.................................................    625     770,000
California State (GO) (ETM) Series A
            5.000%, 07/01/19.................................................    150     150,879
California State Department of Water Resources (RB) Series AQ
(currency)  4.000%, 12/01/32 (Pre-refunded @ $ 100, 6/1/23)..................  3,500   3,862,600
California State Department of Water Resources (RB) Series AS
            5.000%, 12/01/24.................................................    775     923,932
California State Department of Water Resources Power Supply Revenue (RB)
  Series
            5.000%, 05/01/19.................................................    250     250,000
            5.000%, 05/01/20.................................................    325     336,710
California State Department of Water Resources Power Supply Revenue (RB)
  Series L
(currency)  5.000%, 05/01/22 (Pre-refunded @ $ 100, 5/1/20)..................  1,000   1,035,320
California State Department of Water Resources Power Supply Revenue (RB)
  Series O
            5.000%, 05/01/21.................................................  1,225   1,312,061
            5.000%, 05/01/22.................................................  1,675   1,852,851

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
California State Public Works Board (RB)
(currency)  6.125%, 11/01/29 (Pre- refunded @ $100, 11/1/19).................  1,000  $1,023,380
California State Public Works Board (RB) Series C-1
(currency)  5.000%, 03/01/22 (Pre- refunded @ $100, 3/1/20)..................    310     319,281
California State Public Works Board (RB) Series D
(currency)  5.000%, 09/01/24 (Pre- refunded @ $100, 9/1/22)..................    935   1,045,442
(currency)  5.000%, 09/01/29 (Pre- refunded @ $100, 9/1/22)..................  1,250   1,397,650
California State University (RB) Series A
            5.000%, 11/01/20.................................................    570     600,734
            5.000%, 11/01/21.................................................    250     271,705
            5.000%, 11/01/23.................................................    375     432,285
            5.000%, 11/01/23.................................................  1,935   2,230,591
Camrosa Water District Financing Authority (RB) Series A
            4.000%, 01/15/22.................................................    205     219,200
Carlsbad Unified School District (GO)
            5.000%, 08/01/26.................................................    310     384,995
City & County of San Francisco (GO) Series
            5.000%, 06/15/22.................................................    200     221,684
            5.000%, 06/15/24.................................................    800     937,696
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/19.................................................    375     376,635
            5.000%, 06/15/21.................................................    250     268,648
City of Grover Beach (GO)
            5.000%, 09/01/22.................................................    390     435,860
            5.000%, 09/01/26.................................................    345     427,876
            5.000%, 09/01/27.................................................    445     563,975
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.................................................    150     151,811
City of Los Angeles CA (RN)
            4.000%, 06/27/19.................................................  2,000   2,006,900
City of Pacifica COP
            5.000%, 01/01/24.................................................    250     289,125

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
City of Pittsburg Water Revenue (RB) Series A
            5.000%, 08/01/24.................................................    275  $  323,568
City of San Francisco Public Utilities Commission Water Revenue (RB)
            5.000%, 11/01/23.................................................    855     987,628
            5.000%, 11/01/24.................................................  1,000   1,187,220
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
            5.000%, 11/01/25.................................................    220     268,176
            5.000%, 11/01/26.................................................    150     187,043
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.................................................    330     357,248
Cloverdale Unified School District (GO) (AGM) Series A
(currency)  5.250%, 08/01/32 (Pre- refunded @ $100, 8/1/21)..................    235     254,996
Conejo Valley Unified School District (GO) Series
            4.000%, 08/01/27.................................................    525     621,542
Contra Costa Transportation Authority (RB) Series
(currency)  5.000%, 03/01/23 (Pre- refunded @ $100, 3/1/20)..................    225     231,737
            5.000%, 03/01/23.................................................    260     294,991
Contra Costa Transportation Authority (RB) Series A
            5.000%, 03/01/24.................................................  2,750   3,214,117
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19.................................................    100     101,525
Culver City Unified School District (GO) Series C
            8.000%, 08/01/23.................................................    460     584,329
Desert Sands Unified School District (GO) Series A
            5.000%, 06/01/23.................................................    375     428,610
Dixie School District (GO)
            5.000%, 08/01/21.................................................    500     540,070
Dublin-San Ramon Services District Water Revenue (RB)
(currency)  5.500%, 08/01/34 (Pre- refunded @ $100, 2/1/21)..................  1,425   1,527,001

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
El Monte Union High School District (GO)
            5.000%, 06/01/24.................................................    250  $  292,333
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
            5.000%, 07/01/24.................................................    400     470,488
Emery Unified School District (GO)
            5.000%, 08/01/27.................................................    600     754,914
Fairfield-Suisun Unified School District (GO)
            5.000%, 08/01/26.................................................    695     860,438
Grossmont Healthcare District (GO) Series
            5.000%, 07/15/23.................................................  1,000   1,143,420
Grossmont Union High School District (GO)
            5.000%, 08/01/21.................................................    200     215,704
Kern High School District (GO) Series E
            4.000%, 08/01/24.................................................    200     225,912
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/22.................................................    360     401,062
            5.000%, 06/01/26.................................................    530     655,048
Los Angeles County Metropolitan Transportation Authority (RB)
(currency)  5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)...................  1,000   1,077,790
Los Angeles County Metropolitan Transportation Authority (RB) Series A
            5.000%, 07/01/22.................................................  1,600   1,777,440
            5.000%, 07/01/24.................................................    600     706,710
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
            5.000%, 07/01/25.................................................    570     688,360
Los Angeles Department of Water (RB) Series A
            5.000%, 07/01/24.................................................    250     294,600
            5.000%, 07/01/25.................................................  1,000   1,209,620
Los Angeles Department of Water & Power Power System Revenue (RB) Series
            5.000%, 07/01/26.................................................    335     413,755

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
            5.000%, 07/01/19.................................................    300  $  301,758
            5.000%, 07/01/20.................................................    515     536,383
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
            5.000%, 07/01/26.................................................    400     494,036
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
            5.000%, 07/01/27.................................................  1,000   1,261,370
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.................................................  1,000   1,005,680
            5.000%, 07/01/24.................................................  1,425   1,653,755
            5.000%, 07/01/26.................................................  1,085   1,313,848
            5.000%, 07/01/27.................................................    480     591,398
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/27.................................................    175     215,614
Los Rios Community College District (GO) Series F
            2.000%, 08/01/20.................................................    200     201,650
Merced Community College District (GO)
            4.000%, 08/01/19.................................................    200     201,314
Mesa Water District COP
(currency)  5.000%, 03/15/22 (Pre-refunded @ $100, 3/15/20)..................    500     515,450
Millbrae Public Financing Authority (RB)
            5.000%, 12/01/25.................................................    390     473,908
            5.000%, 12/01/26.................................................    265     327,802
            5.000%, 12/01/27.................................................    385     484,715
Morongo Unified School District (GO) Series A
            5.000%, 08/01/25.................................................     20      24,005
            5.000%, 08/01/26.................................................    280     343,633
            5.000%, 08/01/27.................................................    130     162,429
Mount Diablo Unified School District (GO) Series G
            3.000%, 08/01/24.................................................    130     140,020
Municipal Improvement Corp. of Los Angeles (RB) Series A
            5.000%, 11/01/22.................................................  1,100   1,232,814

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
            5.000%, 11/01/23.................................................    750  $  864,570
            5.000%, 11/01/24.................................................    425     503,089
Napa Valley Community College District (GO) Series A
            5.000%, 08/01/21.................................................    250     269,748
New Haven Unified School District (GO)
            5.000%, 08/01/26.................................................    150     185,591
Northern California Transmission Agency (RB) Series
            5.000%, 05/01/24.................................................    280     326,698
Northern Humboldt Union High School District (GO)
            4.000%, 08/01/25.................................................    120     136,619
Novato Sanitary District (RB)
            5.000%, 02/01/22.................................................    340     373,160
Oak Park Unified School District (GO)
            4.000%, 08/01/22.................................................    200     216,022
Oakdale Joint Unified School District (GO)
            4.000%, 08/01/23.................................................    400     440,484
            4.000%, 08/01/24.................................................    175     196,448
Oakland Unified School District/ Alameda County (GO)
            5.000%, 08/01/24.................................................    750     862,005
(currency)  6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)...................    800     892,128
Oakland Unified School District/ Alameda County (GO) Series A
            5.000%, 08/01/25.................................................    200     234,592
Oakland Unified School District/ Alameda County (GO) Series C
            5.000%, 08/01/24.................................................    510     586,163
Oakland Unified School District/ Alameda County (GO) (AGM)
            5.000%, 08/01/25.................................................  1,075   1,260,932
Ontario Montclair School District (GO) (AGM) Series B
            5.000%, 08/01/21.................................................    160     172,898
Otay Water District (RB)
            5.000%, 09/01/22.................................................    740     824,456

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
Pacific Grove Unified School District (GO)
            3.000%, 08/01/26.................................................    210  $  229,310
Pajaro Valley Unified School District (GO) Series D
            4.000%, 08/01/19.................................................    370     372,431
Palm Springs Financing Authority (RB)
            5.000%, 11/01/25.................................................    260     315,856
Palomar Community College District (GO)
            5.000%, 05/01/23.................................................    200     228,298
Pasadena Unified School District (GO)
            5.000%, 08/01/26.................................................    525     648,349
Pasadena Unified School District (GO) Series B
            5.000%, 08/01/26.................................................  1,000   1,234,950
Placentia-Yorba Linda Unified School District (GO)
            5.000%, 08/01/23.................................................    205     234,965
Port of Los Angeles (RB) Series A
            5.000%, 08/01/19.................................................    750     756,810
Redondo Beach Unified School District (GO) (AGM) Series A
            5.000%, 08/01/23.................................................    255     292,046
Reed Union School District (GO)
            4.000%, 08/01/26.................................................    250     292,602
Regents of the University of California Medical Center Pooled Revenue (RB)
  Series J
(currency)  5.000%, 05/15/25 (Pre-refunded @ $ 100, 5/15/23).................    530     601,714
(currency)  5.250%, 05/15/27 (Pre-refunded @ $ 100, 5/15/23).................    260     297,716
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19.................................................    775     781,998
Ross Valley Public Financing Authority (RB)
            5.000%, 01/01/25.................................................    410     486,912
Sacramento County Sanitation Districts Financing Authority (RB) (NATL)
  Series A
            5.250%, 12/01/20.................................................    510     541,161

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
CALIFORNIA -- (Continued)
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23.................................................    350  $  402,066
San Carlos CA School District (GO)
            5.000%, 10/01/20.................................................    500     525,610
San Diego Community College District (GO)
            5.000%, 08/01/23.................................................    500     573,755
            5.000%, 08/01/26.................................................  1,660   2,061,587
San Diego County Water Authority (RB)
            5.000%, 05/01/24.................................................    940   1,101,718
San Diego Public Facilities Financing Authority Sewer Revenue (RB) Series A
(currency)  5.250%, 05/15/39 (Pre-refunded @ $100, 5/15/19)..................    475     475,655
San Diego Unified School District (GO) (AGM) Series F-1
            5.250%, 07/01/27.................................................    475     606,960
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26.................................................    200     245,952
San Diego Unified School District/CA Series R-4
            5.000%, 07/01/24.................................................    605     708,649
San Francisco Community College District (GO)
            5.000%, 06/15/24.................................................  1,315   1,544,178
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22.................................................  1,300   1,355,146
San Francisco Unified School District (GO) Series A
            5.000%, 06/15/25.................................................    650     782,418
            5.000%, 06/15/26.................................................    880   1,084,512
San Gabriel Unified School District (GO) Series A
            5.000%, 08/01/25.................................................    230     276,506
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21.................................................    140     150,961
San Mateo Union High School District (GO) Series C
            4.000%, 09/01/26.................................................    320     376,454

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
CALIFORNIA -- (Continued)
San Matro County Community College District (GO) Series B
    5.000%, 09/01/28.................................................    100  $  129,079
San Rafael City High School District (GO) Series B
    5.000%, 08/01/27.................................................    100     126,436
Santa Clara County Financing Authority (RB) Series A
    5.000%, 11/15/22.................................................  2,000   2,248,480
Santa Clara Valley Transportation Authority (RB) Series A
    5.000%, 06/01/26.................................................    400     494,980
Santa County Clara (GO) Series C
~   5.000%, 08/01/26.................................................  1,100   1,366,112
Santa Paula Union High School District (GO) Series A
    5.000%, 08/01/19.................................................    260     262,348
Santee School District (GO)
    5.000%, 08/01/24.................................................    290     341,057
Scotts Valley Unified School District (GO) Series B
    4.000%, 08/01/24.................................................    150     169,029
    4.000%, 08/01/25.................................................    250     286,860
    5.000%, 08/01/26.................................................    250     308,352
Simi Valley Unified School District (GO)
    5.000%, 08/01/19.................................................    610     615,508
Southwestern Community College District (GO) Series B
    4.000%, 08/01/25.................................................    250     286,540
Sylvan Union School District (GO)
    5.000%, 08/01/26.................................................    620     765,669
Sylvan Union School District (GO) Series
    5.000%, 08/01/25.................................................    380     458,090
Tahoe-Truckee Unified School District (GO)
    5.000%, 08/01/26.................................................    100     124,114
Tahoe-Truckee Unified School District (GO) Series C
    2.000%, 08/01/20.................................................  1,190   1,199,817
University of California (RB) Series AF
    5.000%, 05/15/22.................................................    750     828,742

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^    VALUE+
                                                                              ------- ------------
                                                                               (000)
CALIFORNIA -- (Continued)
(currency)  5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)..................  4,240  $  4,831,565
Washington Union School District/ Monterey County (GO)
            5.000%, 08/01/27.................................................    135       169,264
West Valley-Mission Community College District (GO) Series B
            5.000%, 08/01/27.................................................    220       277,383
                                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $129,575,438)........................................................         $131,280,439
                                                                                      ============


As of April 30, 2019, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

                      PAYMENTS    PAYMENTS                                     UPFRONT  UPFRONT                 UNREALIZED
                        MADE      RECEIVED  PAYMENT     NOTIONAL    EXPIRATION PREMIUMS PREMIUMS    MARKET     APPRECIATION
COUNTERPARTY          BY FUND     BY FUND  FREQUENCY     AMOUNT        DATE      PAID   RECEIVED    VALUE     (DEPRECIATION)
------------         --------     -------- --------- -------------- ---------- -------- -------- -----------  --------------
Bank of America
  Corp..............  1.885%Fixed   CPI    Maturity  USD  8,000,000  01/22/24     --       --    $    22,897   $    22,897
Citibank, N.A.......  1.986%Fixed   CPI    Maturity  USD  6,000,000  02/20/26     --       --         24,043        24,043
                                                                                                 -----------   -----------
TOTAL APPRECIATION...............                                                                $    46,940   $    46,940
Bank of America
  Corp..............  2.367%Fixed   CPI    Maturity  USD  6,000,000  07/17/25     --       --       (160,203)     (160,203)
Bank of America
  Corp..............  2.265%Fixed   CPI    Maturity  USD  7,000,000  02/23/24     --       --       (114,603)     (114,603)
Bank of America
  Corp..............  2.065%Fixed   CPI    Maturity  USD  9,000,000  12/12/26     --       --        (24,664)      (24,664)
Bank of America
  Corp..............  2.063%Fixed   CPI    Maturity  USD  4,000,000  11/08/23     --       --         (3,737)       (3,737)
Bank of America
  Corp..............  2.060%Fixed   CPI    Maturity  USD 11,000,000  11/06/21     --       --         (5,527)       (5,527)
Bank of America
  Corp..............  2.058%Fixed   CPI    Maturity  USD 11,000,000  12/12/22     --       --        (41,381)      (41,381)
Citibank, N.A.......  2.312%Fixed   CPI    Maturity  USD  7,000,000  07/24/23     --       --       (140,638)     (140,638)
Citibank, N.A.......  2.289%Fixed   CPI    Maturity  USD 12,000,000  07/26/23     --       --       (228,196)     (228,196)
Citibank, N.A.......  2.260%Fixed   CPI    Maturity  USD 10,000,000  08/08/22     --       --       (160,894)     (160,894)
Citibank, N.A.......  2.225%Fixed   CPI    Maturity  USD  6,000,000  03/26/23     --       --        (89,468)      (89,468)
Citibank, N.A.......  2.160%Fixed   CPI    Maturity  USD  7,000,000  01/09/23     --       --        (60,914)      (60,914)
Citibank, N.A.......  2.143%Fixed   CPI    Maturity  USD  8,000,000  01/18/22     --       --        (57,505)      (57,505)
Citibank, N.A.......  2.065%Fixed   CPI    Maturity  USD  4,000,000  11/09/21     --       --         (4,799)       (4,799)
Citibank, N.A.......  2.054%Fixed   CPI    Maturity  USD 10,000,000  11/06/22     --       --         (5,673)       (5,673)
Merrill Lynch
  Capital Services,
  Inc.                2.317%Fixed   CPI    Maturity  USD  6,000,000  05/09/25     --       --        (96,799)      (96,799)
                                                                                                 -----------   -----------
TOTAL (DEPRECIATION).............                                                                $(1,195,001)  $(1,195,001)
                                                                                                 -----------   -----------
TOTAL APPRECIATION (DEPRECIATION).........                                                       $(1,148,061)  $(1,148,061)
                                                                                                 ===========   ===========

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ------------------------------------------
                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                             ------- ------------  ------- ------------
        Municipal Bonds.....   --    $131,280,439    --    $131,280,439
        Swap Agreements**...   --      (1,148,061)   --      (1,148,061)
                               --    ------------    --    ------------
        TOTAL...............   --    $130,132,378    --    $130,132,378
                               ==    ============    ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/20.................................................    200  $  208,410
    5.000%, 08/01/21.................................................  1,000   1,074,830
    5.000%, 08/01/23.................................................    300     341,061
Baldwin County (GO)
    4.000%, 05/01/20.................................................    610     624,609
                                                                              ----------
TOTAL ALABAMA........................................................          2,248,910
                                                                              ----------
ALASKA -- (0.4%)
Alaska State (GO) Series B
    5.000%, 08/01/20.................................................    290     301,826
Borough of Fairbanks North Star (GO) Series S
    4.000%, 10/01/21.................................................    560     590,643
City of Anchorage (GO) Series A
    3.000%, 09/01/22.................................................    765     798,194
                                                                              ----------
TOTAL ALASKA.........................................................          1,690,663
                                                                              ----------
ARIZONA -- (0.4%)
City of Chandler (GO)
    3.000%, 07/01/20.................................................    550     559,092
City of Phoenix (GO)
    4.000%, 07/01/21.................................................    500     525,360
Maricopa County School District No. 3 Tempe Elementary (GO)
    3.000%, 07/01/21.................................................    550     565,889
                                                                              ----------
TOTAL ARIZONA........................................................          1,650,341
                                                                              ----------
ARKANSAS -- (0.6%)
Arkansas State (GO)
    5.000%, 04/01/21.................................................    400     425,528
    5.000%, 06/15/21.................................................  1,250   1,338,075
    5.000%, 04/01/22.................................................  1,110   1,216,305
                                                                              ----------
TOTAL ARKANSAS.......................................................          2,979,908
                                                                              ----------
CALIFORNIA -- (1.5%)
California State (GO)
    5.000%, 09/01/26.................................................  1,195   1,460,720
    3.500%, 08/01/27.................................................  5,000   5,583,750
                                                                              ----------
TOTAL CALIFORNIA.....................................................          7,044,470
                                                                              ----------

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- ----------
                                                                       (000)
COLORADO -- (1.3%)
Boulder Valley School District No. Re- 2 Boulder (GO) (ST AID
  WITHHLDG) Series B
    4.000%, 12/01/24.................................................  1,000  $1,122,110
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
  Series B
    5.000%, 12/01/24.................................................    550     646,327
Pueblo City Schools (GO) (ST AID WITHHLDG)
    5.000%, 12/15/20.................................................    550     579,860
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
    4.000%, 12/01/22.................................................  1,140   1,231,200
    5.000%, 12/01/24.................................................  2,280   2,675,329
                                                                              ----------
TOTAL COLORADO.......................................................          6,254,826
                                                                              ----------
CONNECTICUT -- (0.1%)
Connecticut State (GO) Series E
    4.000%, 09/15/20.................................................    550     566,891
                                                                              ----------
DELAWARE -- (0.5%)
Kent County (GO)
    4.000%, 09/01/24.................................................    415     463,430
New Castle County (GO)
    5.000%, 10/01/23.................................................  1,600   1,829,136
                                                                              ----------
TOTAL DELAWARE.......................................................          2,292,566
                                                                              ----------
DISTRICT OF COLUMBIA -- (0.5%)
Washington Metropolitan Area Transit Authority (RB) Series B
    5.000%, 07/01/25.................................................    720     856,418
    5.000%, 07/01/27.................................................  1,000   1,236,340
                                                                              ----------
TOTAL DISTRICT OF COLUMBIA...........................................          2,092,758
                                                                              ----------
FLORIDA -- (1.9%)
City of Port Saint Lucie (GO)
    5.000%, 07/01/20.................................................    420     435,548
Flagler County (GO) (BAM)
    5.000%, 07/01/22.................................................    465     511,402
Florida State (GO) Series A
    5.000%, 06/01/24.................................................    350     406,473

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
FLORIDA -- (Continued)
Florida State Board of Education (GO) Series A
    5.000%, 06/01/19.................................................    100  $   100,274
Florida State Board of Education (GO) Series E
    5.000%, 06/01/20.................................................  1,390    1,441,013
Florida's Turnpike Enterprise (RB) Series B
    5.000%, 07/01/19.................................................  1,135    1,141,277
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.................................................  2,000    2,079,000
Orange County Water Utility System Revenue (RB)
    5.000%, 10/01/21.................................................    525      567,525
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.................................................  1,000    1,119,150
Palm Beach County (RB)
    5.000%, 11/01/23.................................................    810      925,765
                                                                              -----------
TOTAL FLORIDA........................................................           8,727,427
                                                                              -----------
GEORGIA -- (3.9%)
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.................................................  1,305    1,345,559
Georgia State (GO) Series A
    5.000%, 07/01/26.................................................  1,200    1,465,716
Georgia State (GO) Series C
    5.000%, 07/01/19.................................................  2,000    2,011,160
Georgia State (GO) Series E
    5.000%, 12/01/21.................................................  3,000    3,257,730
    5.000%, 12/01/26.................................................  2,000    2,462,760
Georgia State (GO) Series F
    5.000%, 07/01/26.................................................  1,450    1,771,074
Georgia State (GO) Series I
    5.000%, 07/01/20.................................................  2,000    2,079,000
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
    5.000%, 10/01/23.................................................  3,455    3,954,558
                                                                              -----------
TOTAL GEORGIA........................................................          18,347,557
                                                                              -----------
HAWAII -- (2.8%)
City & County of Honolulu (GO) Series B
    5.000%, 10/01/23.................................................    150      171,345
    5.000%, 10/01/25.................................................    725      868,195
Hawaii County (GO) Series D
    5.000%, 09/01/20.................................................  1,375    1,436,462

                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- -----------
                                                                               (000)
HAWAII -- (Continued)
Hawaii State (GO)
            5.000%, 04/01/24.................................................  2,975  $ 3,437,583
Hawaii State (GO) Series DQ
            5.000%, 06/01/19.................................................    300      300,816
Hawaii State (GO) Series EE
            5.000%, 11/01/20.................................................  1,300    1,365,923
Hawaii State (GO) Series EO
            5.000%, 08/01/22.................................................  1,000    1,105,990
Hawaii State (GO) Series FE
            5.000%, 10/01/24.................................................  1,005    1,175,679
            5.000%, 10/01/25.................................................  2,790    3,341,053
                                                                                      -----------
TOTAL HAWAII.................................................................          13,203,046
                                                                                      -----------
INDIANA -- (0.6%)
Indiana University (RB) Series A
            5.000%, 06/01/21.................................................  2,755    2,946,831
                                                                                      -----------
IOWA -- (0.4%)
City of Davenport (GO) Series C
            4.000%, 06/01/24.................................................  1,410    1,564,762
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19)...................    500      504,260
                                                                                      -----------
TOTAL IOWA...................................................................           2,069,022
                                                                                      -----------
KANSAS -- (1.4%)
City of Merriam (GO)
            5.000%, 10/01/25.................................................    800      959,088
City of Wichita (GO) Series 811
            5.000%, 06/01/22.................................................    550      605,935
Johnson County (GO) Series B
            5.000%, 09/01/22.................................................    650      721,272
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
            5.000%, 10/01/26.................................................    225      275,472
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
            5.000%, 10/01/23.................................................    750      857,070
Kansas State Department of Transportation (RB)
            5.000%, 09/01/26.................................................  1,000    1,218,520

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                               FACE
                                                                              AMOUNT^   VALUE+
                                                                              ------- ----------
                                                                               (000)
KANSAS -- (Continued)
Saline County Unified School District No. 305 Salina (GO)
            5.000%, 09/01/20.................................................  1,900  $1,983,904
                                                                                      ----------
TOTAL KANSAS.................................................................          6,621,261
                                                                                      ----------
KENTUCKY -- (2.0%)
Kentucky State Economic Development Finance Authority (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19)...................  2,300   2,300,000
Louisville & Jefferson County (RB)
            5.000%, 12/01/35.................................................  2,200   2,421,144
Louisville & Jefferson County (GO) Series B
            5.000%, 11/01/21.................................................  1,700   1,838,873
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
            5.000%, 05/15/23.................................................  1,850   2,085,375
Louisville Water Co. (RB) Series A
            4.000%, 11/15/21.................................................    800     846,752
                                                                                      ----------
TOTAL KENTUCKY...............................................................          9,492,144
                                                                                      ----------
LOUISIANA -- (0.4%)
Louisiana State (GO) Series C
            5.000%, 08/01/21.................................................  1,000   1,072,760
            5.000%, 08/01/23.................................................    500     566,240
                                                                                      ----------
TOTAL LOUISIANA..............................................................          1,639,000
                                                                                      ----------
MAINE -- (0.2%)
Maine State (GO) Series B
            5.000%, 06/01/23.................................................  1,000   1,131,900
                                                                                      ----------
MARYLAND -- (5.8%)
Anne County Arundel (GO)
            5.000%, 10/01/20.................................................    500     523,810
Baltimore County (GO)
            5.000%, 08/01/20.................................................    750     781,635
            5.000%, 08/01/22.................................................    600     663,798
            5.000%, 03/01/28.................................................  1,335   1,677,227
Carroll County (GO)
            5.000%, 11/01/21.................................................    550     595,771
City of Baltimore (GO) Series B
            5.000%, 10/15/27.................................................  2,025   2,518,270
Harford County (GO) Series A
            5.000%, 09/15/20.................................................    570     596,374

                                                                       FACE
                                                                      AMOUNT^   VALUE+
                                                                      ------- -----------
                                                                       (000)
MARYLAND -- (Continued)
Howard County (GO) Series D
    5.000%, 02/15/24.................................................  1,300  $ 1,499,901
Maryland State (GO)
    5.000%, 06/01/22.................................................  1,175    1,294,133
    5.000%, 06/01/23.................................................  3,000    3,398,220
Maryland State (GO) Series B
    5.000%, 08/01/20.................................................  1,000    1,042,180
    4.000%, 08/01/23.................................................    850      931,251
    5.000%, 08/01/24.................................................  1,000    1,167,260
    5.000%, 08/01/27.................................................    500      622,550
Maryland State (GO) Series C
    5.000%, 08/01/20.................................................    700      729,526
    5.000%, 08/01/22.................................................  1,000    1,106,660
Montgomery County (GO) Series A
    5.000%, 11/01/24.................................................  2,000    2,349,020
Montgomery County (GO) Series B
    5.000%, 12/01/21.................................................    350      380,069
Montgomery County (GO) Series D
    3.000%, 11/01/23.................................................  3,000    3,171,300
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/24.................................................    655      761,726
Worcester County (GO) Series B
    4.000%, 08/01/21.................................................  1,000    1,052,390
                                                                              -----------
TOTAL MARYLAND.......................................................          26,863,071
                                                                              -----------
MASSACHUSETTS -- (3.8%)
City of Lowell (GO) (ST AID WITHHLDG)
    4.000%, 09/01/23.................................................    250      273,228
City of Somerville (BAN)
    3.000%, 06/07/19.................................................  4,000    4,004,760
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23.................................................    285      311,630
Commonwealth of Massachusetts (GO) Series A
    5.000%, 07/01/26.................................................  1,250    1,523,963
Commonwealth of Massachusetts (GO) Series B
    5.000%, 01/01/22.................................................  1,000    1,088,330
    5.000%, 08/01/22.................................................  1,165    1,289,655
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.................................................    100      104,205

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
                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 MASSACHUSETTS -- (Continued)
             5.000%, 10/01/21.............................  1,750  $ 1,890,875
             5.000%, 04/01/22.............................  1,275    1,397,872
 Commonwealth of Massachusetts (GO) (AGM) Series B
             5.250%, 09/01/24.............................    400      472,952
 Massachusetts Development Finance Agency (RB) Series I
 (currency)  6.750%, 01/01/36 (Pre-refunded @ $100,
             1/1/21)......................................  2,865    3,100,302
 Tantasqua Regional School District (GO)
             5.000%, 10/01/19.............................  1,360    1,379,366
 Town of Holbrook (GO)
             5.000%, 12/01/21.............................    755      818,662
                                                                   -----------
 TOTAL MASSACHUSETTS......................................          17,655,800
                                                                   -----------
 MICHIGAN -- (1.1%)
 Michigan State (GO) Series A
             5.000%, 12/01/24.............................  1,275    1,501,274
 Michigan State Trunk Line Revenue (RB) (AGM)
             5.500%, 11/01/21.............................  3,275    3,583,276
                                                                   -----------
 TOTAL MICHIGAN...........................................           5,084,550
                                                                   -----------
 MINNESOTA -- (3.8%)
 Bloomington Independent School District No. 271 (GO) (SD
   CRED PROG) Series A
             5.000%, 02/01/21.............................  1,100    1,164,746
 City of Rochester (GO) Series A
             5.000%, 02/01/20.............................    150      153,826
 City of Saint Paul (GO) Series A
             5.000%, 09/01/21.............................    400      431,016
 City of Saint Paul (GO) Series B
             5.000%, 11/01/20.............................    100      105,071
 Elk River Independent School District No. 728 (GO) (SD
   CRED PROG) Series A
             5.000%, 02/01/21.............................    520      550,514
 Elk River Independent School District No. 728 (GO) (SD
   CRED PROG) Series C
             5.000%, 02/01/21.............................  3,000    3,176,040

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
 MINNESOTA -- (Continued)
 Hennepin County (GO) Series B
             5.000%, 12/01/21.............................    350  $   380,163
 Housing & Redevelopment Authority of The City of Saint
   Paul Minnesota (RB) Series A1
 (currency)  5.250%, 11/15/29 (Pre- refunded @ $100,
               11/15/19)..................................  2,000    2,038,580
 Metropolitan Council (GO) Series B
             5.000%, 03/01/24.............................  1,295    1,493,886
 Minnesota State (GO) Series B
             5.000%, 10/01/19.............................    600      608,370
 Minnesota State (GO) Series D
             5.000%, 08/01/21.............................  2,000    2,147,820
 Minnesota State (GO) Series E
             5.000%, 08/01/22.............................    760      840,302
             4.000%, 10/01/22.............................  3,000    3,234,510
 Saint Paul Independent School District No. 625 (GO) (SD
   CRED PROG) Series B
             5.000%, 02/01/21.............................  1,425    1,508,619
                                                                   -----------
 TOTAL MINNESOTA..........................................          17,833,463
                                                                   -----------
 MISSISSIPPI -- (0.2%)
 Mississippi State (GO) Series C
             5.000%, 10/01/20.............................    950      994,688
                                                                   -----------
 MISSOURI -- (0.7%)
 Cass County Reorganized School District No. R-2 (GO) (ST
   AID DIR DEP)
             5.000%, 03/01/21.............................  1,110    1,177,377
 Columbia School District (GO) Series B
             5.000%, 03/01/25.............................  1,725    2,044,522
                                                                   -----------
 TOTAL MISSOURI...........................................           3,221,899
                                                                   -----------
 MONTANA -- (0.1%)
 City & County of Butte-Silver Bow (GO)
             4.000%, 07/01/21.............................    500      523,940
                                                                   -----------

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
                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
NEBRASKA -- (1.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.................................    700  $  739,564
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.................................    300     315,852
Omaha School District (GO)
            5.000%, 12/15/25.................................  4,000   4,814,760
Southern Public Power District (RB)
            5.000%, 12/15/21.................................    400     433,684
                                                                      ----------
TOTAL NEBRASKA...............................................          6,303,860
                                                                      ----------
NEVADA -- (1.8%)
Clark County School District (GO) Series A
            5.000%, 06/15/21.................................  1,250   1,334,562
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34
              (Pre-refunded @ $100, 7/1/19)..................  2,320   2,334,036
Nevada State (GO) Series C
            5.000%, 11/01/24.................................    450     526,721
Nevada State (GO) Series D1
            5.000%, 03/01/22.................................    250     273,205
Washoe County School District (GO) Series A
            3.000%, 06/01/19.................................    550     550,622
Washoe County School District (GO) Series D
            5.000%, 06/01/21.................................  3,335   3,556,577
                                                                      ----------
TOTAL NEVADA.................................................          8,575,723
                                                                      ----------
NEW HAMPSHIRE -- (0.4%)
City of Dover (GO)
            3.000%, 06/15/20.................................    610     619,638
City of Nashua (GO)
            4.000%, 07/15/24.................................    770     858,342
New Hampshire State (GO) Series B
            5.000%, 06/01/19.................................    250     250,688
                                                                      ----------
TOTAL NEW HAMPSHIRE..........................................          1,728,668
                                                                      ----------
NEW JERSEY -- (2.0%)
City of Hoboken (GO)
            3.000%, 02/01/23.................................  2,000   2,084,380
            3.000%, 02/01/25.................................    910     962,116
Middlesex County (BAN)
            3.000%, 06/11/19.................................    950     951,216

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW JERSEY -- (Continued)
Middlesex County (GO)
    4.000%, 01/15/21........................................  1,210  $1,261,062
Montville Township (GO)
    3.000%, 10/01/25........................................    500     537,360
Princeton (GO)
    3.000%, 09/15/24........................................  1,515   1,612,308
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/21........................................  2,000   2,010,300
                                                                     ----------
TOTAL NEW JERSEY............................................          9,418,742
                                                                     ----------
NEW MEXICO -- (1.5%)
New Mexico State (GO) (ETM)
    5.000%, 03/01/21........................................  1,000   1,060,890
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/27........................................  4,000   4,938,520
Santa Fe County (GO)
    5.000%, 07/01/22........................................    710     783,854
                                                                     ----------
TOTAL NEW MEXICO............................................          6,783,264
                                                                     ----------
NEW YORK -- (7.3%)
City of New York (GO) Series A
    5.000%, 08/01/24........................................  1,000   1,163,430
    5.000%, 08/01/24........................................  2,100   2,443,203
    5.000%, 08/01/25........................................  1,500   1,789,515
City of New York (GO) Series B
    5.000%, 08/01/19........................................    100     100,845
City of New York (GO) Series C
    5.000%, 08/01/22........................................    500     552,830
City of New York (GO) Series E
    5.000%, 08/01/19........................................    250     252,112
    5.000%, 08/01/19........................................  1,000   1,008,450
    5.000%, 08/01/21........................................    265     284,769
    5.000%, 08/01/22........................................  1,000   1,105,660
City of New York (GO) Series F
    5.000%, 08/01/21........................................    450     483,570
City of New York (GO) Series F-1
    5.000%, 06/01/21........................................  2,110   2,256,012
City of New York (GO) Series H
    5.000%, 08/01/22........................................  2,010   2,222,377

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW YORK -- (Continued)
Corning City School District (GO) (ST AID WITHHLDG)
            5.000%, 06/15/19................................    250  $  251,038
Kingston City School District (GO) (ST AID WITHHLDG)
            3.000%, 06/01/26................................  1,530   1,632,831
Long Island Power Authority (RB) (BHAC-CR) Series A
(currency)  6.000%, 05/01/33
              (Pre-refunded @ $100, 5/1/19).................    600     600,000
Metropolitan Transportation Authority (RB)
            5.000%, 11/15/25................................  1,275   1,505,086
Middle Country Central School District (GO) (ST AID
  WITHHLDG)
            2.000%, 08/15/21................................    400     404,060
Middletown City School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/20................................    760     764,279
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/21................................  1,000   1,062,550
            5.000%, 02/15/22................................  2,000   2,185,120
            5.000%, 03/15/23................................    600     677,196
            5.000%, 02/15/25................................    500     591,405
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22................................    800     874,048
            5.000%, 02/15/24................................    300     346,002
New York State Dormitory Authority (RB) Series E
            5.000%, 02/15/21................................    100     105,979
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20................................    810     834,025
            5.000%, 03/15/25................................    500     593,205
North Shore Central School District (GO) (ST AID WITHHLDG)
            2.000%, 12/15/23................................    315     319,879
Port Authority of New York & New Jersey (RB) Series 194
            5.000%, 10/15/19................................    465     472,356
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22................................    540     548,932

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 NEW YORK -- (Continued)
 Triborough Bridge & Tunnel Authority (RB) Series B
     5.000%, 11/15/20......................................  4,700  $ 4,949,570
 Triborough Bridge & Tunnel Authority (RB) Series C
     4.000%, 11/15/27......................................  1,500    1,765,815
                                                                    -----------
 TOTAL NEW YORK............................................          34,146,149
                                                                    -----------
 NORTH CAROLINA -- (4.6%)
 City of Charlotte Water & Sewer System Revenue (RB)
     5.000%, 07/01/19......................................  3,000    3,016,980
 New Hanover County (GO)
     5.000%, 02/01/23......................................  1,550    1,742,138
 North Carolina Eastern Municipal Power Agency (RB)
   (NATL-IBC) (ETM) Series B
     6.000%, 01/01/22......................................  1,725    1,918,769
 North Carolina State (GO)
     5.000%, 06/01/25......................................  2,000    2,382,100
 North Carolina State (GO) Series A
     5.000%, 06/01/24......................................  2,200    2,557,302
 North Carolina State (GO) Series B
     5.000%, 06/01/25......................................  3,455    4,115,078
 North Carolina State (GO) Series C
     4.000%, 05/01/22......................................  1,530    1,637,421
     5.000%, 05/01/22......................................  1,950    2,143,752
 North Carolina State (GO) Series D
     4.000%, 06/01/23......................................    350      382,841
 Wake County (GO)
     5.000%, 09/01/21......................................  1,300    1,401,114
                                                                    -----------
 TOTAL NORTH CAROLINA......................................          21,297,495
                                                                    -----------
 NORTH DAKOTA -- (0.4%)
 City of West Fargo (GO) Series A
     5.000%, 05/01/24......................................  1,150    1,314,979
 North Dakota State University of Agriculture & Applied
   Science (RB)
     5.000%, 04/01/21......................................    500      531,030
                                                                    -----------
 TOTAL NORTH DAKOTA........................................           1,846,009
                                                                    -----------

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
OHIO -- (4.9%)
City of Columbus (GO) Series 3
    5.000%, 02/15/27.......................................  1,250  $ 1,540,050
City of Columbus (GO) Series A
    4.000%, 04/01/22.......................................  2,000    2,135,440
    3.000%, 07/01/22.......................................    835      870,554
    5.000%, 02/15/23.......................................  4,000    4,494,480
City of Columbus (GO) Series B
    5.000%, 02/15/23.......................................    475      533,720
City of Columbus (GO) Series A
    4.000%, 04/01/24.......................................  1,500    1,663,545
Hamilton County Sewer System Revenue (RB) Series A
    5.000%, 12/01/21.......................................    500      542,295
Ohio State (GO) Series A
    5.000%, 09/15/21.......................................    800      862,848
    5.000%, 08/01/22.......................................  1,000    1,106,330
    5.000%, 09/15/22.......................................  2,250    2,497,905
    5.000%, 02/01/24.......................................  2,820    3,243,451
Ohio State (GO) Series B
    5.000%, 08/01/21.......................................  1,000    1,074,600
    5.000%, 06/15/22.......................................    450      496,031
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/21.......................................  1,550    1,657,926
                                                                    -----------
TOTAL OHIO.................................................          22,719,175
                                                                    -----------
OKLAHOMA -- (1.3%)
City of Oklahoma City (GO)
    4.000%, 03/01/23.......................................  1,680    1,826,580
    4.000%, 03/01/25.......................................  1,255    1,412,038
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series B
    2.000%, 08/01/20.......................................  2,000    2,008,100
Tulsa County Independent School District No. 1 Tulsa (GO)
  Series C
    2.000%, 07/01/19.......................................  1,000    1,000,590
                                                                    -----------
TOTAL OKLAHOMA.............................................           6,247,308
                                                                    -----------
OREGON -- (1.5%)
City of McMinnville (GO)
    5.000%, 02/01/22.......................................    290      316,065

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 OREGON -- (Continued)
 City of Portland Water System Revenue (RB) Series A
     5.000%, 04/01/21.......................................  1,250  $1,330,263
 Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
     3.000%, 06/15/25.......................................    940   1,007,172
     5.000%, 06/15/28.......................................  2,500   3,150,700
 Oregon State (GO) Series E
     5.000%, 08/01/21.......................................    410     440,680
 Oregon State (GO) Series F
     3.000%, 05/01/20.......................................    750     760,643
 Oregon State (GO) Series L
     5.000%, 11/01/19.......................................    200     203,394
                                                                     ----------
 TOTAL OREGON...............................................          7,208,917
                                                                     ----------
 PENNSYLVANIA -- (0.5%)
 Berks County (GO)
     5.000%, 11/15/22.......................................    445     496,206
 Commonwealth of Pennsylvania (GO) Series REF
     5.000%, 07/01/21.......................................    550     588,451
     5.000%, 07/01/22.......................................  1,025   1,128,289
                                                                     ----------
 TOTAL PENNSYLVANIA.........................................          2,212,946
                                                                     ----------
 RHODE ISLAND -- (0.6%)
 Rhode Island State (GO) Series A
     5.000%, 08/01/19.......................................  1,800   1,815,120
                                                                     ----------
     5.000%, 08/01/21.......................................  1,000   1,074,370
                                                                     ----------
 TOTAL RHODE ISLAND.........................................          2,889,490
                                                                     ----------
 SOUTH CAROLINA -- (2.5%)
 Aiken County Consolidated School District (GO) (SCSDE)
   Series A
     5.000%, 03/01/20.......................................    770     791,883
 Anderson County School District No. 4 (GO) (SCSDE) Series A
     5.000%, 03/01/21.......................................    500     530,815
 City of North Charleston (GO) (ST AID WITHHLDG)
     5.000%, 06/01/21.......................................    500     534,855
 Clemson University (RB) Series B
     5.000%, 05/01/25.......................................    750     890,152
 Richland County (GO) (ST AID WITHHLDG) Series A
     5.000%, 03/01/22.......................................  1,085   1,187,598

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
                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 SOUTH CAROLINA -- (Continued)
 Richland County (GO) (ST AID WITHHLDG) Series B
             5.000%, 03/01/25..............................    535  $   634,751
 Richland County School District No. 2 (GO) (SCSDE)
             5.000%, 03/01/20..............................    500      514,210
             5.000%, 03/01/21..............................  1,235    1,311,113
 Richland County School District No. 2 (GO) (SCSDE)
   Series A
             5.000%, 02/01/20..............................    600      615,348
 York County (GO) (ST AID WITHHLDG)
             5.000%, 04/01/24..............................  4,195    4,864,480
                                                                    -----------
 TOTAL SOUTH CAROLINA......................................          11,875,205
                                                                    -----------
 TENNESSEE -- (3.7%)
 Blount County (GO) Series B
             5.000%, 06/01/22..............................  2,635    2,900,476
 City of Clarksville Water Sewer & Gas Revenue (RB)
             5.000%, 02/01/20..............................    565      579,368
 City of Knoxville Wastewater System Revenue (RB) Series B
             4.000%, 04/01/22..............................    310      330,720
 City of Memphis (GO) Series A
             5.000%, 04/01/25..............................  1,250    1,480,650
 Hamilton County (GO) Series B
             5.000%, 03/01/22..............................  1,735    1,898,558
 Metropolitan Government of Nashville & Davidson County
   (GO)
             5.000%, 07/01/22..............................    650      717,613
 Metropolitan Government of Nashville & Davidson County
   (GO) Series A
             5.000%, 01/01/22..............................    615      669,151
 (currency)  5.000%, 07/01/25
               (Pre-refunded @ $100, 7/1/20)...............  3,000    3,116,730
             5.000%, 07/01/25..............................  2,325    2,770,005
 Sullivan County (GO) Series A
             5.000%, 04/01/21..............................    450      478,719
 Sumner County (GO)
             5.000%, 12/01/21..............................    230      249,700
             5.000%, 12/01/22..............................    640      714,054

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 TENNESSEE -- (Continued)
 Town of Collierville (GO) Series A
             5.000%, 01/01/21..............................  1,095  $ 1,156,419
                                                                    -----------
 TOTAL TENNESSEE...........................................          17,062,163
                                                                    -----------
 TEXAS -- (14.2%)
 Austin Independent School District (GO) Series B
             5.000%, 08/01/20..............................  2,410    2,510,714
 Bexar County (GO)
             5.000%, 06/15/20..............................    500      518,835
             5.000%, 06/15/21..............................  1,275    1,364,836
 City of Dallas (GO) Series A
             5.000%, 02/15/21..............................    500      529,165
 City of Fort Worth Water & Sewer System Revenue (RB)
             5.000%, 02/15/21..............................  1,745    1,848,374
 City of Fort Worth Water & Sewer System Revenue (RB)
   Series A
             5.000%, 02/15/25..............................  1,930    2,272,189
 City of Garland (GO) Series A
             5.000%, 02/15/24..............................    200      229,562
 City of Houston Combined Utility System Revenue (RB) (AGC)
 (currency)  5.375%, 11/15/38 (Pre-refunded @ $100,
               5/15/19)....................................  5,000    5,006,750
 City of San Antonio Electric & Gas Systems Revenue (RB)
   (ETM)
             5.000%, 02/01/21..............................    700      740,705
 City of San Antonio Electric & Gas Systems Revenue (RB)
             5.000%, 02/01/22..............................  3,360    3,659,141
 Cypress-Fairbanks Independent School District (GO)
   (PSF-GTD)
             5.000%, 02/15/21..............................    790      836,800
 Dallas Independent School District (GO) (PSF-GTD) Series A
             5.000%, 08/15/24..............................  3,250    3,790,085
 El Paso Independent School District (GO) (PSF-GTD)
             5.000%, 08/15/24..............................    500      582,265

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
                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 TEXAS -- (Continued)
 Fort Bend Independent School District (GO) (PSF-GTD)
   Series C
     5.000%, 02/15/24.......................................  1,275  $1,465,982
 Fort Worth Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/26.......................................    445     535,397
 Grapevine-Colleyville Independent School District (GO)
   (PSF-GTD)
     2.000%, 08/15/19.......................................  1,500   1,501,845
 Harris County (GO) Series A
     5.000%, 10/01/19.......................................  1,000   1,013,910
 Highland Park Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20.......................................  1,500   1,539,645
 Highland Park Independent School District (GO)
     5.000%, 02/15/23.......................................  2,000   2,242,540
 Houston Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/24.......................................  2,000   2,301,560
 Houston Independent School District (GO) (PSF-GTD) Series A
     5.000%, 02/15/26.......................................    750     902,355
 Humble Independent School District (GO) (PSF-GTD) Series B
     5.000%, 02/15/20.......................................  1,000   1,026,430
 Katy Independent School District (GO) (PSF-GTD) Series A
     5.000%, 02/15/20.......................................    750     769,823
     5.000%, 02/15/21.......................................    400     423,696
 McAllen Independent School District (GO) (PSF-GTD) Series A
     5.000%, 02/15/22.......................................  2,725   2,972,512
 Northwest Independent School District (GO) (PSF-GTD)
   Series A
     5.000%, 02/15/24.......................................  1,000   1,148,800
 Permanent University Fund - University of Texas System
   (RB) Series B
     5.000%, 07/01/20.......................................  2,875   2,988,562

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 TEXAS -- (Continued)
 San Antonio Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/20......................................    400  $   410,572
 Texas State (GO)
     5.000%, 10/01/22......................................  1,140    1,265,605
     5.000%, 10/01/23......................................    375      427,504
 Texas State (GO) Series A
     5.000%, 10/01/21......................................  1,300    1,403,688
     5.000%, 04/01/25......................................  2,185    2,581,446
     5.000%, 10/01/25......................................  2,465    2,945,256
 Texas Transportation Commission State Highway Fund (RB)
   Series A
     5.000%, 10/01/19......................................  1,000    1,014,080
 University of Texas System (The) (RB) Series C
     5.000%, 08/15/24......................................  1,000    1,165,630
 University of Texas System (The) (RB) Series D
     5.000%, 08/15/21......................................    615      661,365
 University of Texas System (The) (RB) Series J
     5.000%, 08/15/25......................................  3,000    3,580,200
 Williamson County (GO)
     5.000%, 02/15/21......................................  5,640    5,978,231
                                                                    -----------
 TOTAL TEXAS...............................................          66,156,055
                                                                    -----------
 UTAH -- (2.3%)
 Alpine School District (GO) (SCH BD GTY)
     5.000%, 03/15/21......................................    550      584,403
 Central Utah Water Conservancy District (RB) Series A
     5.000%, 10/01/20......................................    450      471,429
 Davis School District (GO) (SCH BD GTY) Series B
     5.000%, 06/01/23......................................  2,445    2,768,522
 Salt Lake County (GO) Series B
     5.000%, 12/15/24......................................  1,600    1,884,784
 Snyderville Basin Special Recreation District (GO)
   Series B
     4.000%, 12/15/20......................................    540      560,806
 State of Utah (GO)
     5.000%, 07/01/22......................................  1,045    1,154,391
 Utah State (GO)
     5.000%, 07/01/22......................................    800      883,744

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
UTAH -- (Continued)
    5.000%, 07/01/24.....................................    2,000  $ 2,330,740
                                                                    -----------
TOTAL UTAH...............................................            10,638,819
                                                                    -----------
VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.....................................    1,000    1,139,370
                                                                    -----------
VIRGINIA -- (3.2%)
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.....................................      840      905,537
    5.000%, 09/01/22.....................................      475      527,245
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/20.....................................    1,635    1,681,467
City of Richmond (GO) (ST AID WITHHLDG) Series B
    5.000%, 07/15/22.....................................    1,065    1,178,859
Commonwealth of Virginia (GO) Series A
    5.000%, 06/01/25.....................................    1,430    1,709,594
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/22.....................................    4,620    5,164,837
    5.000%, 12/01/22.....................................    1,225    1,369,464
Loudoun County (GO) (ST AID WITHHLDG) Series B
    5.000%, 12/01/20.....................................      550      579,331
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.....................................    1,830    1,936,744
                                                                    -----------
TOTAL VIRGINIA...........................................            15,053,078
                                                                    -----------
WASHINGTON -- (6.9%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.....................................      755      778,329
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.....................................    1,500    1,567,455
    5.000%, 04/01/21.....................................      445      473,489
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.....................................      650      678,964
County of Kitsap WA (GO)
    5.000%, 06/01/21.....................................    1,455    1,555,060
King County (GO) Series A
    5.000%, 07/01/20.....................................      265      275,468
King County (GO) Series E
    5.000%, 12/01/25.....................................    1,275    1,532,512

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
WASHINGTON -- (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD
  GTY) Series A
            5.000%, 12/01/20..............................    1,350  $1,421,779
King County School District No. 411 Issaquah (GO) (SCH BD
  GTY)
            5.000%, 12/01/23..............................    1,440   1,652,717
King County School District No. 414 Lake Washington (GO)
  (SCH BD GTY)
            5.000%, 12/01/22..............................    2,000   2,233,640
King County Sewer Revenue (RB)
            5.000%, 01/01/21..............................      585     617,614
King County Sewer Revenue (RB) Series B
            5.000%, 07/01/22..............................    1,165   1,285,810
            5.000%, 07/01/25..............................    1,305   1,553,094
Snohomish County School District No. 6 Mukilteo (GO) (SCH
  BD GTY)
            5.000%, 12/01/25..............................    2,000   2,403,940
Spokane County (GO)
            5.000%, 12/01/20..............................      450     473,926
Tacoma Metropolitan Park District (GO) Series B
            5.000%, 12/01/21..............................      350     379,326
Washington Health Care Facilities Authority (RB)
(currency)  5.625%, 10/01/38 (Pre- refunded @ $100,
              10/1/19)....................................    1,000   1,016,640
Washington State (GO)
            5.000%, 08/01/25..............................    2,500   2,984,175
Washington State (GO) Series 2013A
            5.000%, 08/01/21..............................      200     214,920
Washington State (GO) Series 2017-A
            5.000%, 08/01/26..............................    1,675   2,040,334
Washington State (GO) Series A
            5.000%, 08/01/21..............................      800     859,680
Washington State (GO) Series B
            5.000%, 07/01/20..............................      325     337,763
            5.000%, 07/01/25..............................      475     565,915
Washington State (GO) Series C
            5.000%, 02/01/20..............................    1,320   1,353,370
            5.000%, 02/01/23..............................      500     560,620

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- -----------
                                                              (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-2012C
    4.000%, 07/01/21......................................      100  $   105,072
Washington State (GO) Series R-2013A
    5.000%, 07/01/21......................................    1,520    1,629,288
Washington State (GO) Series R-2018D
    5.000%, 08/01/25......................................    1,365    1,629,360
                                                                     -----------
TOTAL WASHINGTON..........................................            32,180,260
                                                                     -----------
WEST VIRGINIA -- (0.6%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20......................................      250      256,013
West Virginia State (GO)
    4.000%, 11/01/20......................................    1,975    2,044,243
West Virginia State (GO) Series A
    5.000%, 06/01/19......................................      550      551,496
                                                                     -----------
TOTAL WEST VIRGINIA.......................................             2,851,752
                                                                     -----------
WISCONSIN -- (3.3%)
City of Janesville (GO)
    3.000%, 03/01/24......................................    2,000    2,108,960
City of Madison Water Utility Revenue (RB)
    5.000%, 01/01/21......................................    1,000    1,055,420
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20......................................    1,000    1,034,790
Germantown School District (GO) Series A
    5.000%, 04/01/27......................................    1,000    1,234,950

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
WISCONSIN -- (Continued)
Milwaukee County (GO) Series E
    2.000%, 12/01/20.....................................    1,060  $  1,066,424
Milwaukee County Metropolitan Sewer District (GO)
  Series A
    5.000%, 10/01/25.....................................    2,635     3,155,439
Oak Creek Franklin Joint School District (GO) Series B
    3.000%, 04/01/20.....................................      630       638,083
Wisconsin State (GO) Series 1
    5.000%, 05/01/19.....................................      500       500,000
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.....................................      600       630,150
    5.000%, 11/01/22.....................................    1,400     1,558,900
Wisconsin State (GO) Series 3
    5.000%, 11/01/22.....................................    1,875     2,087,812
Wisconsin State (GO) Series B
    5.000%, 05/01/21.....................................      400       426,464
                                                                    ------------
TOTAL WISCONSIN..........................................             15,497,392
                                                                    ------------
TOTAL MUNICIPAL BONDS....................................            467,008,772
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $463,304,918)....................................           $467,008,772
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Municipal Bonds......................   --    $467,008,772   --    $467,008,772
                                        --    ------------   --    ------------
TOTAL................................   --    $467,008,772   --    $467,008,772
                                        ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
MUNICIPAL BONDS -- (99.1%)

ALABAMA -- (0.9%)
Alabama State (GO) Series A
            5.000%, 08/01/19.................................................    1,925  $ 1,941,170
            5.000%, 08/01/19.................................................    8,500    8,571,400
            5.000%, 08/01/20.................................................    5,495    5,726,065
            5.000%, 08/01/21.................................................    1,450    1,558,503
            5.000%, 08/01/21.................................................    6,030    6,481,225
                                                                                        -----------
TOTAL ALABAMA................................................................            24,278,363
                                                                                        -----------
ALASKA -- (0.3%)
Alaska State (GO) Series B
            5.000%, 08/01/20.................................................    3,920    4,079,858
City of Koyukuk (RB)
(currency)  7.750%, 10/01/41 (Pre-refunded @ $100, 10/1/19)..................    4,650    4,766,017
                                                                                        -----------
TOTAL ALASKA.................................................................             8,845,875
                                                                                        -----------
ARIZONA -- (1.6%)
Arizona State Transportation Board (RB)
            5.000%, 07/01/19.................................................   14,730   14,812,193
            5.000%, 07/01/20.................................................    5,000    5,197,500
City of Phoenix (GO)
            5.000%, 07/01/19.................................................    3,000    3,016,680
            4.000%, 07/01/20.................................................    1,085    1,115,272
            4.000%, 07/01/21.................................................    5,970    6,272,798
Madison Elementary School District No. 38 (GO) Series A
            2.000%, 07/01/20.................................................    1,400    1,406,580
Maricopa County Community College District (GO)
            3.000%, 07/01/20.................................................    6,505    6,612,528
Maricopa County School District No. 3 Tempe Elementary (GO)
            3.000%, 07/01/21.................................................    1,410    1,450,735
                                                                                        -----------
TOTAL ARIZONA................................................................            39,884,286
                                                                                        -----------
ARKANSAS -- (0.8%)
Arkansas State (GO)
            5.000%, 04/01/21.................................................    4,300    4,574,426
            5.000%, 04/01/21.................................................    6,495    6,909,511
            5.000%, 06/15/21.................................................    8,730    9,345,116
                                                                                        -----------
TOTAL ARKANSAS...............................................................            20,829,053
                                                                                        -----------


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
CALIFORNIA -- (1.7%)
California State (GO)
            2.000%, 11/01/19.................................................      695  $   697,161
            5.000%, 10/01/21.................................................    2,215    2,394,415
City of Los Angeles CA (RN)
            4.000%, 06/27/19.................................................   27,000   27,093,150
County of Riverside CA (RN)
            4.000%, 06/28/19.................................................   10,000   10,034,000
Los Angeles Unified School District (GO) Series A
            5.000%, 07/01/19.................................................    1,000    1,005,680
Oakland Unified School District (GO) Series A
(currency)  6.125%, 08/01/29 (Pre-refunded @ $100, 8/1/19)...................    3,595    3,636,738
                                                                                        -----------
TOTAL CALIFORNIA.............................................................            44,861,144
                                                                                        -----------
COLORADO -- (2.1%)
Board of Water Commissioners City & County of Denver (The) (RB) Series B
            5.000%, 09/15/19.................................................    2,060    2,085,956
City & County of Denver (GO) Series A
            5.000%, 08/01/19.................................................   15,000   15,127,500
            5.000%, 08/01/20.................................................    4,920    5,127,526
City & County of Denver (GO) Series B
            5.000%, 08/01/19.................................................    4,000    4,034,000
Colorado State (RN)
            5.000%, 06/26/19.................................................   20,000   20,097,800
Colorado State Education Loan Program (RN) Series B
            3.000%, 06/27/19.................................................    6,150    6,161,685
Weld County School District No. RE-4 (GO) (ST INTERCEPT)
            4.000%, 12/01/22.................................................    1,000    1,080,000
                                                                                        -----------
TOTAL COLORADO...............................................................            53,714,467
                                                                                        -----------
CONNECTICUT -- (0.8%)
City of Middletown (GO)
            5.000%, 04/01/21.................................................    1,905    2,035,169

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
CONNECTICUT -- (Continued)
Connecticut State (GO) Series A
            5.000%, 10/15/19.................................................    5,350  $ 5,428,966
Town of Greenwich (BAN)
            3.000%, 01/16/20.................................................   12,800   12,930,048
                                                                                        -----------
TOTAL CONNECTICUT............................................................            20,394,183
                                                                                        -----------
DELAWARE -- (0.5%)
Delaware State (GO) Series A
            5.000%, 07/01/19.................................................    1,900    1,910,640
            5.000%, 08/01/19.................................................    5,745    5,793,545
Delaware State (GO) Series B
            5.000%, 07/01/19.................................................    1,195    1,201,692
            5.000%, 02/01/20.................................................    2,755    2,825,060
                                                                                        -----------
TOTAL DELAWARE...............................................................            11,730,937
                                                                                        -----------
DISTRICT OF COLUMBIA -- (0.1%)
District of Columbia (GO) Series A
            5.000%, 06/01/20.................................................    2,320    2,404,146
                                                                                        -----------
FLORIDA -- (1.9%)
Florida State (GO) Series A
            5.000%, 06/01/20.................................................    2,850    2,954,595
Florida State (GO) Series B
            5.000%, 06/01/20.................................................    1,000    1,036,700
Florida State Board of Education (GO)
            5.000%, 07/01/19.................................................    2,045    2,056,554
Florida State Board of Education (GO) Series A
            5.000%, 06/01/19.................................................   10,100   10,127,674
            5.000%, 06/01/19.................................................   19,310   19,362,910
            5.000%, 01/01/21.................................................    2,340    2,470,853
Florida State Board of Education (GO) Series B
            5.000%, 06/01/19.................................................    3,500    3,509,590
Orange County Water Utility System Revenue (RB)
            5.000%, 10/01/21.................................................    2,500    2,702,500
Tampa Bay Water (RB)
            5.000%, 10/01/20.................................................    2,000    2,094,380
(currency)  5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/20)..................    2,160    2,260,375
                                                                                        -----------
TOTAL FLORIDA................................................................            48,576,131
                                                                                        -----------
GEORGIA -- (2.6%)
Cobb County (GO)
            5.000%, 01/01/21.................................................    3,710    3,918,094
            5.000%, 01/01/22.................................................      500      544,575

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
GEORGIA -- (Continued)
Forsyth County School District (GO)
            5.000%, 02/01/20.................................................    3,525  $ 3,615,170
Gainesville & Hall County Hospital Authority (RB)
(currency)  5.500%, 02/15/45 (Pre-refunded @ $100, 2/15/20)..................   11,575   11,923,176
Georgia State (GO) Series A
            5.000%, 07/01/19.................................................    7,350    7,391,013
Georgia State (GO) Series A-1
            5.000%, 02/01/20.................................................    5,780    5,926,985
Georgia State (GO) Series C
            5.000%, 07/01/19.................................................    2,000    2,011,160
Georgia State (GO) Series E
            5.000%, 12/01/19.................................................    6,200    6,322,698
Georgia State (GO) Series E-1
            4.500%, 07/01/19.................................................    6,890    6,922,865
Georgia State (GO) Series F
            5.000%, 07/01/20.................................................    5,000    5,197,500
            5.000%, 01/01/21.................................................    2,330    2,460,294
Georgia State (GO) Series I
            5.000%, 07/01/20.................................................    1,890    1,964,655
Gwinnett County School District (GO)
            4.000%, 02/01/20.................................................    8,750    8,909,162
                                                                                        -----------
TOTAL GEORGIA................................................................            67,107,347
                                                                                        -----------
HAWAII -- (2.9%)
City & County of Honolulu (GO) Series B
            5.000%, 11/01/19.................................................    8,000    8,134,960
Hawaii County (GO) Series C
            5.000%, 09/01/19.................................................    3,625    3,665,600
Hawaii State (GO) Series DR
            5.000%, 06/01/19.................................................    9,725    9,751,452
Hawaii State (GO) Series EF
            5.000%, 11/01/19.................................................   23,455   23,850,686
            5.000%, 11/01/21.................................................    5,500    5,954,905
Hawaii State (GO) Series EH
            5.000%, 08/01/19.................................................    4,410    4,446,912
Hawaii State (GO) Series EL
            5.000%, 08/01/19.................................................    1,160    1,169,709
Hawaii State (GO) Series EO
            4.000%, 08/01/20.................................................    1,990    2,049,700
            5.000%, 08/01/22.................................................    6,000    6,635,940
Hawaii State (GO) Series EZ
            5.000%, 10/01/19.................................................    1,520    1,541,341

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
HAWAII -- (Continued)
University of Hawaii (RB) Series A
(currency)  6.000%, 10/01/38 (Pre-refunded @ $100, 10/1/19)..................    7,000  $ 7,128,730
                                                                                        -----------
TOTAL HAWAII.................................................................            74,329,935
                                                                                        -----------
IDAHO -- (0.4%)
Idaho State (TAN)
            4.000%, 06/28/19.................................................   11,000   11,037,730
                                                                                        -----------
IOWA -- (0.2%)
Iowa Finance Authority (RB)
(currency)  5.000%, 08/01/20 (Pre-refunded @ $100, 8/1/19)...................    2,535    2,556,598
(currency)  5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/19)...................    1,560    1,573,291
                                                                                        -----------
TOTAL IOWA...................................................................             4,129,889
                                                                                        -----------
KANSAS -- (0.7%)
City of Topeka (BAN) Series A
            5.000%, 10/01/19.................................................   10,000   10,139,200
City of Wichita (GO) Series A
            5.000%, 12/01/19.................................................    3,960    4,038,131
Kansas State Department of Transportation (RB) Series C
            5.000%, 09/01/19.................................................    4,975    5,031,068
                                                                                        -----------
TOTAL KANSAS.................................................................            19,208,399
                                                                                        -----------
KENTUCKY -- (0.3%)
Kentucky State Economic Development Finance Authority (RB) Series A
(currency)  5.000%, 05/01/24 (Pre-refunded @ $100, 5/1/19)...................    1,000    1,000,000
Louisville & Jefferson County (RB)
            5.000%, 12/01/35.................................................    1,675    1,843,371
Louisville & Jefferson County Metropolitan Government (GO) Series A
            5.000%, 12/01/19.................................................    4,095    4,175,303
                                                                                        -----------
TOTAL KENTUCKY...............................................................             7,018,674
                                                                                        -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
LOUISIANA -- (0.2%)
Louisiana State (GO) Series C
    5.000%, 08/01/21.................................................    5,000  $ 5,363,800
                                                                                -----------
MARYLAND -- (7.8%)
Anne Arundel County (GO)
    5.000%, 10/01/19.................................................    3,000    3,043,350
Anne County Arundel (GO)
    3.000%, 10/01/19.................................................    3,900    3,924,336
    5.000%, 10/01/19.................................................    2,400    2,434,680
    5.000%, 04/01/20.................................................    4,410    4,546,666
    5.000%, 10/01/20.................................................    1,790    1,875,240
    5.000%, 04/01/21.................................................   12,740   13,555,615
Baltimore County (GO)
    5.000%, 08/01/19.................................................    3,000    3,025,260
    5.000%, 03/01/20.................................................    1,850    1,902,281
    5.000%, 03/01/20.................................................    3,510    3,609,193
Baltimore County (BAN)
    4.000%, 03/19/20.................................................   20,000   20,424,400
Harford County (GO) Series B
    5.000%, 02/01/20.................................................    2,650    2,717,390
Maryland State (GO)
    4.500%, 08/01/20.................................................    4,015    4,159,660
    5.000%, 06/01/19.................................................    3,000    3,008,220
Maryland State (GO) Series A
    5.000%, 08/01/19.................................................   20,000   20,168,400
    5.000%, 03/01/20.................................................    1,980    2,035,955
Maryland State (GO) Series B
    5.000%, 08/01/19.................................................   11,500   11,596,830
    5.000%, 03/15/20.................................................    3,590    3,696,156
    5.000%, 08/01/20.................................................    8,425    8,780,366
    5.000%, 08/01/20.................................................    5,000    5,210,900
Maryland State (GO) Series C
    5.000%, 08/01/19.................................................    2,000    2,016,840
    5.000%, 11/01/19.................................................    4,000    4,067,880
    5.000%, 08/01/20.................................................    8,810    9,181,606
Maryland State Department of Transportation (RB)
    5.500%, 06/01/19.................................................    6,275    6,294,703
    5.000%, 12/15/19.................................................   15,745   16,077,377
Montgomery County (GO)
    5.000%, 07/01/20.................................................    3,615    3,758,226
Montgomery County (GO) Series A
    5.000%, 11/01/19.................................................    1,400    1,423,828
Montgomery County (GO) Series B
    5.000%, 06/01/19.................................................    7,725    7,746,244
    5.000%, 12/01/19.................................................    7,475    7,623,379
    5.000%, 12/01/21.................................................    4,000    4,343,640
Prince County George's (GO) Series C
    5.000%, 08/01/20.................................................    6,980    7,273,509

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CONTINUED

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
MARYLAND -- (Continued)
Prince George's County (GO) Series B
    4.000%, 03/01/20.................................................    9,780  $  9,975,209
Talbot County (GO)
    2.000%, 12/15/21.................................................    1,330     1,340,560
                                                                                ------------
TOTAL MARYLAND.......................................................            200,837,899
                                                                                ------------
MASSACHUSETTS -- (7.1%)
City of New Bedford (BAN)
    2.750%, 05/03/19.................................................    1,000     1,000,030
City of Quincy (BAN)
    3.000%, 07/12/19.................................................   10,000    10,025,600
    3.250%, 01/17/20.................................................   15,000    15,179,400
City of Quincy (BAN) Series A
    3.000%, 06/14/19.................................................    5,000     5,007,950
City of Somerville (BAN)
    3.000%, 06/07/19.................................................   40,000    40,047,600
City of Springfield (GO) (ST AID WITHHLDG)
    5.000%, 09/01/21.................................................    4,240     4,568,769
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/20.................................................   10,000    10,309,900
    5.000%, 05/01/21.................................................   10,000    10,669,100
Commonwealth of Massachusetts (GO) Series B
    5.000%, 07/01/19.................................................    5,000     5,027,800
Commonwealth of Massachusetts (GO) Series C
    4.000%, 09/01/19.................................................    4,475     4,510,621
    5.000%, 04/01/20.................................................    2,700     2,783,673
    5.000%, 08/01/20.................................................   18,500    19,277,925
    5.000%, 10/01/21.................................................    8,000     8,644,000
Commonwealth of Massachusetts (GO) (AGM) Series B
    5.250%, 09/01/21.................................................    2,405     2,606,924
Commonwealth of Massachusetts (GO) (AMBAC) Series D
    5.500%, 10/01/19.................................................    6,970     7,082,426
Massachusetts Bay Transportation Authority (RB) Series A
    5.250%, 07/01/19.................................................    3,115     3,133,659
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.................................................    5,830     6,078,125

                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
MASSACHUSETTS -- (Continued)
Massachusetts Development Finance Agency (RB) Series A
(currency)  5.750%, 07/01/39 (Pre-refunded @ $100, 7/1/19)...................    9,990  $ 10,058,631
Massachusetts Health & Educational Facilities Authority (RB)
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100, 7/1/19)...................    4,160     4,183,130
Town of Marshfield (BAN)
            3.000%, 07/26/19.................................................    5,000     5,014,200
Town of Plymouth (BAN) Series B
            3.000%, 06/14/19.................................................    7,209     7,218,876
                                                                                        ------------
TOTAL MASSACHUSETTS..........................................................            182,428,339
                                                                                        ------------
MICHIGAN -- (0.5%)
Michigan State (GO)
            5.000%, 11/01/19.................................................   13,000    13,222,560
                                                                                        ------------
MINNESOTA -- (4.4%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................    1,290     1,365,929
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................      590       624,621
City of Minneapolis (GO)
            2.000%, 12/01/19.................................................    3,690     3,699,336
            4.000%, 12/01/19.................................................    3,435     3,483,434
            5.000%, 12/01/19.................................................    1,300     1,325,805
            5.000%, 12/01/19.................................................    6,545     6,674,918
City of Saint Cloud (RB) Series A
(currency)  5.125%, 05/01/30 (Pre-refunded @ $100, 5/1/20)...................      950       982,519
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................    1,000     1,058,680
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
            5.000%, 02/01/20.................................................    5,000     5,127,900

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
                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
MINNESOTA -- (Continued)
            5.000%, 02/01/21.................................................    2,000  $  2,117,360
Hennepin County (GO) Series B
            5.000%, 12/01/21.................................................      650       706,017
Hennepin County Sales Tax Revenue (RB)
            5.000%, 12/15/19.................................................      345       352,304
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB)
  Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).................    2,210     2,252,631
Minnesota State (GO) Series A
            5.000%, 08/01/19.................................................    4,925     4,965,976
            5.000%, 08/01/19.................................................      205       206,706
            5.000%, 08/01/19.................................................    6,775     6,831,368
            5.000%, 08/01/20.................................................    1,000     1,041,670
            5.000%, 08/01/20.................................................    3,000     3,125,010
Minnesota State (GO) Series B
            5.000%, 08/01/19.................................................    4,425     4,461,816
            5.000%, 10/01/19.................................................    2,120     2,149,574
            4.000%, 08/01/20.................................................    8,800     9,058,456
Minnesota State (GO) Series D
            5.000%, 08/01/19.................................................   19,750    19,914,320
            5.000%, 08/01/20.................................................      740       770,836
            5.000%, 08/01/20.................................................    6,330     6,593,771
            5.000%, 08/01/21.................................................    7,230     7,764,369
Minnesota State (GO) Series E
            2.000%, 08/01/19.................................................      725       725,703
Minnesota State (GO) Series F
            5.000%, 10/01/19.................................................   10,075    10,215,546
Minnesota State (GO) (ETM) Series D
            5.000%, 08/01/20.................................................       10        10,410
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
            5.000%, 02/01/21.................................................    4,650     4,922,862
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED PROG)
  Series B
            4.000%, 02/01/20.................................................    1,610     1,638,674
                                                                                        ------------
TOTAL MINNESOTA..............................................................            114,168,521
                                                                                        ------------

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
MISSOURI -- (0.9%)
Clayton School District (GO)
            5.000%, 03/01/20.................................................    3,115  $ 3,203,279
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21.................................................    2,375    2,435,586
Missouri State (GO) Series A
            5.000%, 12/01/20.................................................    4,515    4,756,508
Saint Louis County Reorganized School District No. R-6 (GO)
            4.000%, 02/01/20.................................................   12,775   13,006,355
                                                                                        -----------
TOTAL MISSOURI...............................................................            23,401,728
                                                                                        -----------
NEBRASKA -- (0.4%)
Lancaster County School District 001 (GO)
            5.000%, 01/15/21.................................................    1,620    1,711,562
Metropolitan Utilities District of Omaha (RB)
            5.000%, 12/01/20.................................................    4,340    4,569,326
Omaha Public Power District (RB) Series B
            5.000%, 02/01/20.................................................    4,620    4,736,101
                                                                                        -----------
TOTAL NEBRASKA...............................................................            11,016,989
                                                                                        -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
            5.000%, 06/01/19.................................................    5,295    5,309,244
Clark County School District (GO) Series A
            5.000%, 06/15/19.................................................    1,000    1,003,970
Clark County Water Reclamation District (GO) Series A
(currency)  5.250%, 07/01/34 (Pre-refunded @ $100, 7/1/19)...................    2,905    2,922,575
Washoe County School District (GO) Series A
            3.000%, 06/01/19.................................................    1,125    1,126,271
                                                                                        -----------
TOTAL NEVADA.................................................................            10,362,060
                                                                                        -----------
NEW HAMPSHIRE -- (0.1%)
City of Nashua (GO)
            4.000%, 07/15/21.................................................    1,720    1,809,148
                                                                                        -----------
NEW JERSEY -- (4.3%)
City of Jersey City (BAN) Series C
            3.000%, 06/20/19.................................................   15,000   15,025,350

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
                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
NEW JERSEY -- (Continued)
Essex County (BAN)
            5.000%, 09/10/19.................................................   10,000  $ 10,120,000
Essex County (BAN) Series B
            3.000%, 09/10/19.................................................   10,000    10,048,600
Hudson County (BAN)
            4.000%, 12/10/19.................................................   30,000    30,446,700
Middlesex County (BAN)
            3.000%, 06/11/19.................................................   10,000    10,012,800
Monmouth County (GO)
            5.000%, 07/15/20.................................................    4,540     4,730,816
            5.000%, 07/15/21.................................................    3,770     4,047,510
New Jersey Educational Facilities Authority (RB) Series E
(currency)  6.250%, 07/01/37 (Pre-refunded @ $100, 7/1/19)...................    3,000     3,023,040
Sussex County (BAN)
            3.000%, 06/24/19.................................................   10,000    10,018,400
Town of Dover (BAN)
            3.000%, 05/31/19.................................................    3,000     3,002,460
Union County (BAN)
            3.000%, 06/21/19.................................................   10,000    10,016,500
                                                                                        ------------
TOTAL NEW JERSEY.............................................................            110,492,176
                                                                                        ------------
NEW MEXICO -- (0.8%)
Bernalillo County (GO)
            5.000%, 08/15/19.................................................    4,505     4,548,924
New Mexico State (GO) (ETM)
            5.000%, 03/01/21.................................................    4,000     4,243,560
New Mexico State (GO) Series B
            5.000%, 03/01/20.................................................    3,775     3,881,342
New Mexico State Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/19.................................................    6,500     6,536,140
State of New Mexico Severance Tax Permanent Fund (RB) Series A
            5.000%, 07/01/20.................................................    2,085     2,167,107
                                                                                        ------------
TOTAL NEW MEXICO.............................................................             21,377,073
                                                                                        ------------
NEW YORK -- (6.0%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
            2.750%, 06/21/19.................................................    3,250     3,254,095

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW YORK -- (Continued)
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19.................................................    1,160  $ 1,162,656
Broome County (BAN) Series A
    3.000%, 05/03/19.................................................    5,690    5,690,284
City of New York (GO)
    4.000%, 08/01/20.................................................    1,400    1,442,000
City of New York (GO) Series 1
    5.000%, 08/01/19.................................................    2,000    2,016,900
City of New York (GO) Series B
    5.000%, 08/01/19.................................................    1,860    1,875,717
    5.000%, 08/01/20.................................................      865      901,590
City of New York (GO) Series C
    5.000%, 08/01/19.................................................    1,000    1,008,450
    5.000%, 08/01/20.................................................    1,975    2,058,543
City of New York (GO) Series E
    5.000%, 08/01/19.................................................   10,000   10,084,500
    5.000%, 08/01/19.................................................   11,935   12,035,851
    5.000%, 08/01/20.................................................    3,565    3,715,800
    5.000%, 08/01/21.................................................    1,500    1,611,900
City of New York (GO) Series F
    5.000%, 08/01/21.................................................    1,000    1,074,600
City of New York (GO) Series G
    5.000%, 08/01/19.................................................   15,710   15,842,749
    5.000%, 08/01/21.................................................    5,915    6,356,259
City of New York (GO) Series J
    5.000%, 08/01/19.................................................    7,985    8,052,473
    5.000%, 08/01/19.................................................    4,000    4,033,800
City of New York (GO) Series J7
    5.000%, 08/01/20.................................................    5,000    5,211,500
City of Rochester (BAN) Series III
    2.000%, 08/08/19.................................................    5,600    5,604,536
East Hampton Union Free School District (GO) (ST AID WITHHLDG)
    5.000%, 06/01/19.................................................      235      235,667
Hilton Central School District (GO) (ST AID WITHHLDG)
    2.000%, 06/15/21.................................................      685      688,905

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
                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NEW YORK -- (Continued)
Lancaster Central School District (BAN) (ST AID
  WITHHLDG)
            3.000%, 06/13/19............................   13,900  $ 13,918,626
Metropolitan Transportation Authority (RB) (ETM)
  Series A
            5.000%, 11/15/21............................       85        92,420
Metropolitan Transportation Authority (RB) Series A
            5.000%, 11/15/21............................      515       555,299
New York State Dormitory Authority (RB)
(currency)  5.500%, 07/01/25 (Pre-refunded @ $100,
              7/1/20) New York State Dormitory..........      500       522,740
Authority (RB) Series A
            5.000%, 02/15/20............................    2,900     2,977,807
            4.000%, 03/15/20............................      600       612,636
            5.000%, 03/15/21............................    1,795     1,907,277
            5.000%, 12/15/21............................    3,545     3,854,053
(currency)  5.000%, 07/01/39 (Pre-refunded @ $100,
              7/1/19)...................................    6,125     6,159,606
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20............................   15,000    15,402,450
            5.000%, 02/15/22............................    4,000     4,370,240
New York State Dormitory Authority (RB) Series E
            5.000%, 03/15/20............................    1,400     1,441,524
            5.000%, 03/15/21............................    2,000     2,125,100
New York State Urban Development Corp. (RB) (NATL)
            5.500%, 03/15/20............................    4,250     4,394,330
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/20............................      550       566,313
Triborough Bridge & Tunnel Authority (RB) Series A-1
            5.000%, 11/15/19............................      500       509,360
Triborough Bridge & Tunnel Authority (RB) Series B
            5.000%, 11/15/19............................    1,000     1,018,720
                                                                   ------------
TOTAL NEW YORK..........................................            154,387,276
                                                                   ------------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NORTH CAROLINA -- (3.3%)
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/19.............................   13,555  $13,631,721
Davie County (GO)
            5.000%, 05/01/20.............................    1,595    1,648,927
Guilford County (GO) Series A
            4.000%, 02/01/20.............................    2,135    2,173,515
Mecklenburg County (GO) Series C
            5.000%, 12/01/19.............................    1,500    1,529,685
North Carolina State (GO)
            5.000%, 06/01/20.............................    1,175    1,218,639
            5.000%, 06/01/21.............................   12,440   13,308,810
North Carolina State (GO) Series A
            5.000%, 06/01/20.............................    9,990   10,361,029
            5.000%, 06/01/26.............................        0            0
North Carolina State (GO) Series B
            5.000%, 06/01/19.............................   10,010   10,037,728
North Carolina State (GO) Series C
            5.000%, 05/01/19.............................    5,400    5,400,000
North Carolina State (GO) Series E
            5.000%, 05/01/19.............................    5,000    5,000,000
            5.000%, 05/01/20.............................    4,100    4,240,671
Wake County (RB)
(currency)  5.000%, 06/01/32 (Pre-refunded @ $100,
              6/1/19)....................................    7,000    7,019,460
Wake County (GO) Series A
            5.000%, 02/01/20.............................    4,500    4,614,120
Wake County (GO) Series B
            5.000%, 02/01/20.............................    4,995    5,121,673
                                                                    -----------
TOTAL NORTH CAROLINA.....................................            85,305,978
                                                                    -----------
OHIO -- (4.3%)
City of Columbus (GO) Series 1
            5.000%, 07/01/19.............................    3,685    3,705,562
            5.000%, 07/01/20.............................   10,000   10,393,800
City of Columbus (GO) Series A
            5.000%, 02/15/20.............................      800      821,400
            5.000%, 08/15/20.............................    2,350    2,451,872
            3.000%, 07/01/21.............................   12,830   13,211,821
Ohio State (GO) Series A
            5.000%, 09/15/19.............................    1,185    1,199,836
            3.000%, 05/01/20.............................    5,000    5,069,950
            5.000%, 05/01/20.............................    7,000    7,235,970

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
                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
OHIO -- (Continued)
            5.000%, 09/15/21............................    2,335  $  2,518,438
Ohio State (GO) Series B
            5.000%, 08/01/19............................    7,270     7,330,850
            5.000%, 09/01/19............................    4,215     4,262,208
            5.000%, 08/01/20............................   10,000    10,419,200
            2.000%, 09/01/20............................    2,500     2,513,425
            5.000%, 06/15/21............................    9,500    10,169,370
Ohio State (GO) Series C
            5.000%, 09/15/19............................    5,005     5,067,663
Ohio State (GO) Series Q
            5.000%, 05/01/20............................    1,635     1,690,443
Ohio State (GO) Series R
            5.000%, 05/01/20............................   11,830    12,231,155
Ohio State (GO) Series T
            5.000%, 04/01/21............................    2,040     2,170,988
Ohio State Water Development Authority (RB) Series A
            5.000%, 06/01/21............................    1,825     1,952,075
(currency)  5.000%, 12/01/24 (Pre-refunded @ $100,
              12/1/19)..................................    7,000     7,138,110
                                                                   ------------
TOTAL OHIO..............................................            111,554,136
                                                                   ------------
OKLAHOMA -- (0.5%)
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
            2.000%, 08/01/20............................    5,000     5,020,250
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
            2.000%, 07/01/19............................    8,610     8,615,080
                                                                   ------------
TOTAL OKLAHOMA..........................................             13,635,330
                                                                   ------------
OREGON -- (1.9%)
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/01/19............................    2,140     2,145,864
City of Portland Water System (RB) Series A
            5.000%, 04/01/20............................    8,005     8,254,516
Metro (GO)
            5.000%, 06/01/20............................    2,125     2,203,221
Metro (GO) Series A
            5.000%, 06/01/21............................    2,110     2,257,805
Multnomah County (GO)
            5.000%, 08/01/19............................    4,580     4,619,022
            5.000%, 06/01/21............................    1,850     1,979,981
Oregon State (GO) Series A
            5.000%, 05/01/19............................    3,000     3,000,000

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 OREGON -- (Continued)
 Oregon State (GO) Series F
             5.000%, 05/01/19............................    5,075  $ 5,075,000
             3.000%, 05/01/20............................    6,585    6,678,441
 Oregon State (GO) Series L
             5.000%, 11/01/19............................   11,515   11,710,409
 Oregon State (GO) Series O
             5.000%, 05/01/19............................    1,020    1,020,000
                                                                    -----------
 TOTAL OREGON............................................            48,944,259
                                                                    -----------
 PENNSYLVANIA -- (2.3%)
 Commonwealth of Pennsylvania (GO)
             5.000%, 10/15/19............................    2,250    2,283,840
             5.000%, 04/01/20............................    8,500    8,757,125
 Commonwealth of Pennsylvania (GO) Series REF
             5.000%, 07/01/19............................    7,655    7,696,567
             5.000%, 07/01/22............................    2,000    2,201,540
 Montgomery County Industrial Development Authority (RB)
   (FHA INS)
 (currency)  5.375%, 08/01/38 (Pre-refunded @ $100,
               8/1/20)...................................   10,000   10,456,400
 Pennsylvania Economic Development Financing Authority
   (RB) Series A
             5.000%, 07/01/19............................   23,650   23,782,440
 University of Pittsburgh-of the Commonwealth System of
   Higher Education (RB) Series B
 (currency)  5.250%, 09/15/34 (Pre-refunded @ $100,
               9/15/19)..................................    3,330    3,375,521
                                                                    -----------
 TOTAL PENNSYLVANIA......................................            58,553,433
                                                                    -----------
 RHODE ISLAND -- (0.2%)
 Rhode Island State (GO) Series A
             5.000%, 08/01/19............................    4,700    4,739,480
                                                                    -----------
 SOUTH CAROLINA -- (3.8%)
 Aiken County Consolidated School District (GO) (SCSDE)
   Series A
             5.000%, 03/01/20............................    3,000    3,085,260

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CONTINUED

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
SOUTH CAROLINA -- (Continued)
Berkeley County School District (GO) (SCSDE) Series A
            5.000%, 03/01/20.................................................    1,085  $ 1,115,836
Dorchester County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 03/01/21.................................................    1,885    2,001,173
Florence County (GO) (ST AID WITHHLDG)
            4.000%, 06/01/19.................................................   15,000   15,029,400
            4.000%, 06/01/20.................................................    2,475    2,539,969
Georgetown County School District (BAN) (SCSDE)
            3.000%, 06/20/19.................................................   12,625   12,645,200
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
            5.000%, 03/01/21.................................................    1,660    1,762,306
Oconee County School District (GO) (SCSDE)
            5.000%, 03/01/20.................................................    4,900    5,039,258
Richland County (BAN) Series A
            3.000%, 02/27/20.................................................   15,000   15,168,150
Richland County School District No. 2 (GO) (SCSDE)
            5.000%, 03/01/20.................................................      910      935,862
Richland County School District No. 2 (GO) (SCSDE) Series A
            5.000%, 02/01/20.................................................    5,520    5,661,202
            5.000%, 02/01/21.................................................    7,000    7,412,020
South Carolina Jobs-Economic Dev Authority (RB) Series A
(currency)  6.250%, 04/01/35 (Pre-refunded @ $ 100, 4/1/20)..................    2,180    2,270,557
(currency)  6.500%, 04/01/42 (Pre-refunded @ $ 100, 4/1/20)..................    2,000    2,087,400
South Carolina State (GO) (ST AID WITHHLDG)
            4.000%, 04/01/20.................................................    1,185    1,211,449
South Carolina State (GO) (ST AID WITHHLDG) Series A
            5.000%, 10/01/19.................................................    4,530    4,594,507
            5.000%, 10/01/20.................................................    2,760    2,893,004

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- -----------
                                                                                 (000)
SOUTH CAROLINA -- (Continued)
South Carolina State (GO) Series A
            5.000%, 06/01/20.................................................    8,945  $ 9,276,233
South Carolina Transportation Infrastructure Bank (RB) Series A
(currency)  5.250%, 10/01/40 (Pre-refunded @ $ 100, 10/1/19).................    2,690    2,730,054
                                                                                        -----------
TOTAL SOUTH CAROLINA.........................................................            97,458,840
                                                                                        -----------
TENNESSEE -- (2.5%)
City of Cleveland (GO)
            5.000%, 12/01/19.................................................    3,430    3,497,091
City of Memphis (GO) Series A
            5.000%, 04/01/20.................................................    8,060    8,310,505
            5.000%, 04/01/21.................................................    4,550    4,842,155
Hamilton County (GO) Series A
            5.000%, 05/01/21.................................................    3,895    4,155,887
Metropolitan Government of Nashville & Davidson County (GO)
            5.000%, 07/01/19.................................................    2,870    2,886,015
            5.000%, 07/01/21.................................................    9,055    9,708,046
Metropolitan Government of Nashville & Davidson County (GO) Series A
(currency)  5.000%, 07/01/25 (Pre-refunded @ $ 100, 7/1/20)..................      525      545,428
Metropolitan Government of Nashville & Davidson County Electric Revenue (RB)
  Series A
            5.000%, 05/15/20.................................................    2,000    2,070,420
Shelby County (GO) Series A
            5.000%, 04/01/20.................................................   18,135   18,698,636
            5.000%, 03/01/21.................................................    2,550    2,706,697
Tennessee State (GO) Series A
            5.000%, 08/01/19.................................................    2,000    2,017,000
            5.000%, 09/01/19.................................................    1,600    1,618,192
            5.000%, 02/01/20.................................................    3,500    3,589,285
                                                                                        -----------
TOTAL TENNESSEE..............................................................            64,645,357
                                                                                        -----------
TEXAS -- (13.7%)
Austin Independent School District (GO)(PSF-GTD)
            5.000%, 08/01/19.................................................   11,050   11,143,041

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
TEXAS -- (Continued)
Austin Independent School District (GO)
(currency)  4.500%, 08/01/25 (Pre-refunded @ $ 100,
              8/1/19)....................................    3,340  $ 3,364,549
Bexar County Health Facilities Dev. Corp. (RB)
(currency)  6.200%, 07/01/45 (Pre-refunded @ $ 100,
              7/1/20)....................................    3,030    3,184,227
City of Allen (GO)
            5.000%, 08/15/21.............................    1,840    1,978,718
City of Arlington (GO)
            5.000%, 08/15/19.............................    2,110    2,130,509
City of Austin (GO)
            5.000%, 09/01/19.............................    5,145    5,202,984
            5.000%, 09/01/19.............................    1,000    1,011,270
City of Dallas (GO)
            5.000%, 02/15/21.............................    1,500    1,587,495
City of Frisco (GO) Series A
            5.000%, 02/15/21.............................    4,825    5,108,228
City of Houston (RAN)
            5.000%, 06/28/19.............................   32,000   32,162,240
City of Houston Combined Utility System Revenue (RB)
  (AGC)
(currency)  5.375%, 11/15/38 (Pre-refunded @ $ 100,
              5/15/19)...................................   25,155   25,188,959
City of San Antonio (GO)
            4.000%, 08/01/19.............................    5,000    5,029,500
            5.000%, 02/01/20.............................    7,350    7,535,294
City of Waco (GO)
            5.000%, 02/01/20.............................    5,765    5,910,336
Conroe Independent School District (GO) (PSF-GTD)
  Series A
            4.000%, 02/15/21.............................    1,940    2,020,917
Dallas County Community College District (GO)
            5.000%, 02/15/20.............................   11,975   12,292,457
Fort Worth Independent School District (GO)(PSF-GTD)
            5.000%, 02/15/20.............................    4,970    5,101,357
Fort Worth Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.............................    3,875    3,977,416
Harris County (GO) Series A
            5.000%, 10/01/19.............................    5,640    5,718,452

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
TEXAS -- (Continued)
Highland Park Independent School District (GO)
            4.000%, 02/15/20.............................    2,070  $ 2,109,268
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41 (Pre-refunded @ $100,
              5/15/21)...................................    6,000    6,603,480
Humble Independent School District (GO) (PSF-GTD)
  Series B
            5.000%, 02/15/20.............................    4,000    4,105,720
Lewisville Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/19.............................    6,000    6,024,420
Metropolitan Transit Authority of Harris County (RB)
  Series B
(currency)  5.000%, 11/01/33 (Pre- refunded @ $100,
              11/1/19)...................................   10,000   10,172,700
Plano Independent School District (GO) (PSF-GTD) Series B
            5.000%, 02/15/20.............................    9,935   10,197,582
San Antonio Independent School District (GO) (PSF- GTD)
            5.000%, 02/15/20.............................    7,000    7,185,010
Southwest Higher Education Authority Inc (RB)
(currency)  5.000%, 10/01/23 (Pre-refunded @ $100,
              10/1/19)...................................    2,740    2,779,374
Spring Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/19.............................    1,405    1,418,699
Texas State (RN)
            4.000%, 08/29/19.............................   65,000   65,469,950
Texas State (GO)
            5.000%, 10/01/20.............................    3,825    4,004,928
            5.000%, 10/01/23.............................    1,425    1,624,514
Texas State (GO) Series A
            5.000%, 10/01/19.............................    2,950    2,991,153
            5.000%, 10/01/21.............................    2,200    2,375,472
Texas Tech University (RB) Series A
            5.000%, 08/15/19.............................    3,025    3,054,070

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^    VALUE+
                                                            ------- ------------
                                                             (000)
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB)
            5.000%, 10/01/19.............................   18,000  $ 18,253,440
Texas Transportation Commission State Highway Fund (RB)
  Series A
            5.000%, 10/01/19.............................    5,000     5,070,400
            5.000%, 04/01/20.............................   13,475    13,890,030
            5.000%, 10/01/20.............................   17,850    18,694,840
University of Texas System (The) (RB) Series B
            5.250%, 08/15/19.............................    5,000     5,051,700
University of Texas System (The) (RB) Series C
            5.000%, 08/15/19.............................    7,975     8,051,799
University of Texas System (The) (RB) Series D
(currency)  5.000%, 08/15/23 (Pre-refunded @ $100,
              8/15/19)...................................    6,635     6,700,886
University of Texas System (The) (RB) Series J
            5.000%, 08/15/19.............................    8,285     8,364,785
                                                                    ------------
TOTAL TEXAS..............................................            353,842,169
                                                                    ------------
UTAH -- (2.1%)
Alpine School District (GO) (SCH BD GTY)
            5.000%, 03/15/21.............................      940       998,797
City of Park UT (GO)
            5.000%, 02/01/20.............................    2,680     2,748,152
Jordan School District (GO) (SCH BD GTY)
            5.000%, 06/15/19.............................   16,420    16,486,994
            5.000%, 06/15/20.............................    9,175     9,522,733
Tooele County School District (GO) (SCH BD GTY) Series B
            5.000%, 06/01/19.............................    1,675     1,679,606
Utah State (GO)
            5.000%, 07/01/19.............................    1,800     1,810,170
            5.000%, 07/01/19.............................    3,250     3,268,363
            5.000%, 07/01/22.............................    9,690    10,704,349
            4.500%, 07/01/19.............................    6,675     6,707,240
                                                                    ------------
TOTAL UTAH...............................................             53,926,404
                                                                    ------------
VIRGINIA -- (5.4%)
Arlington County (GO) (ST AID WITHHLDG)
            4.000%, 08/15/21.............................    2,125     2,241,153

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
VIRGINIA -- (Continued)
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.....................................    2,700  $ 2,910,654
City of Norfolk (GO) (ST AID WITHHLDG) Series A
    5.000%, 08/01/20.....................................    6,680    6,963,432
City of Norfolk (GO) (ST AID WITHHLDG) Series C
    5.000%, 10/01/19.....................................    2,500    2,535,500
City of Richmond (GO) (ST AID WITHHLDG) Series A
    5.000%, 03/01/20.....................................    1,000    1,028,420
    5.000%, 03/01/20.....................................    2,700    2,776,734
Commonwealth of Virginia (GO) Series B
    5.000%, 06/01/19.....................................   10,250   10,278,392
    5.000%, 06/01/19.....................................    5,705    5,720,803
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
    5.000%, 06/01/21.....................................    8,645    9,250,582
Fairfax County (GO) (ST AID WITHHLDG) Series A
    4.000%, 10/01/19.....................................   12,300   12,424,722
    5.000%, 10/01/19.....................................    9,605    9,741,775
    4.000%, 10/01/20.....................................   15,530   16,062,058
Henrico County (GO)
    5.000%, 07/15/19.....................................    5,460    5,498,056
Henrico County (GO) (ST AID WITHHLDG)
    5.000%, 08/01/19.....................................    2,345    2,364,933
Loudoun County (GO) Series A
    5.000%, 12/01/19.....................................    3,105    3,167,007
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/19.....................................    5,850    5,966,824
University of Virginia (RB) Series B
    5.000%, 08/01/21.....................................   15,000   16,146,600
Virginia Public School Authority (RB) (ST AID WITHHLDG)
    5.000%, 07/15/19.....................................    4,080    4,108,682
Virginia Public School Authority (RB) (ST AID WITHHLDG)
  Series B
    5.000%, 08/01/19.....................................   15,580   15,710,405

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 VIRGINIA -- (Continued)
 Virginia Resources Authority (RB) Series B
             4.000%, 10/01/19...........................    4,875  $  4,924,433
                                                                   ------------
 TOTAL VIRGINIA.........................................            139,821,165
                                                                   ------------
 WASHINGTON -- (4.7%)
 City of Seattle Drainage & Wastewater Revenue (RB)
             5.000%, 04/01/21...........................    3,000     3,192,060
 City of Seattle Water System Revenue (RB)
             5.000%, 09/01/19...........................    3,890     3,933,840
 King & Snohomich Countries School District No. 417
   (GO) (SCH BD GTY)
             4.000%, 12/01/19...........................    1,330     1,348,593
 King County (GO) Series A
             5.000%, 06/01/19...........................    1,885     1,890,203
             5.000%, 07/01/19...........................    1,050     1,055,891
 King County School District No. 414 Lake Washington
   (GO) (SCH BD GTY)
             5.000%, 12/01/19...........................    4,815     4,910,000
 King County Sewer Revenue (RB)
             5.000%, 07/01/19...........................    1,755     1,764,828
 Snohomish County Public Utility District No. 1 (RB)
             5.000%, 12/01/19...........................    5,810     5,924,980
 Snohomish County School District No. 201 Snohomish
   (GO) (SCH BD GTY)
             5.000%, 12/01/21...........................    4,000     4,341,520
 Washington Health Care Facilities Authority (RB)
 (currency)  5.625%, 10/01/38 (Pre-refunded @ $ 100,
               10/1/19).................................    9,965    10,130,818
 Washington State (GO)
             5.000%, 07/01/20...........................    5,000     5,196,350
             4.000%, 08/01/19...........................    2,960     2,977,523
 Washington State (GO) Series 2010E
 (currency)  5.000%, 02/01/32 (Pre-refunded @ $ 100,
               2/1/20)..................................    6,480     6,646,277
 (currency)  5.000%, 02/01/33 (Pre-refunded @ $ 100,
               2/1/20)..................................   10,000    10,256,600

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
 WASHINGTON -- (Continued)
 Washington State (GO) Series 2013A
             5.000%, 08/01/21...........................    4,245  $  4,561,677
 Washington State (GO) Series A
             5.000%, 08/01/21...........................    1,500     1,611,900
 (currency)  5.000%, 08/01/34 (Pre-refunded @ $100,
               8/1/21)..................................   10,000    10,756,500
 Washington State (GO) Series B
             4.000%, 07/01/19...........................    5,035     5,054,737
             5.000%, 07/01/19...........................    5,815     5,847,273
             5.000%, 07/01/20...........................   15,000    15,589,050
 Washington State (GO) Series C
             5.000%, 07/01/20...........................    3,650     3,793,335
 Washington State (GO) Series R-2015-C
             5.000%, 07/01/19...........................    1,500     1,508,325
 Washington State (GO) Series R-2017A
             5.000%, 08/01/22...........................    2,500     2,766,650
 Washington State (GO) Series R-2017C
             5.000%, 08/01/19...........................    2,000     2,016,740
 Washington Suburban Sanitary Commission (GO)
             5.000%, 06/01/20...........................    3,720     3,855,743
                                                                   ------------
 TOTAL WASHINGTON.......................................            120,931,413
                                                                   ------------
 WEST VIRGINIA -- (0.4%)
 West Virginia State (GO) Series A
             5.000%, 06/01/21...........................    9,620    10,287,724
                                                                   ------------
 WISCONSIN -- (3.3%)
 City of Milwaukee (GO)
             5.000%, 05/01/19...........................   10,010    10,010,000
 City of Milwaukee (GO) Series N2
             5.000%, 04/01/20...........................    5,860     6,039,960
 Wisconsin State (GO) (AMBAC) Series 1
             5.000%, 05/01/19...........................    6,320     6,320,000
 Wisconsin State (GO) Series 1
             5.000%, 05/01/19...........................    9,230     9,230,000
             5.000%, 05/01/20...........................    3,235     3,344,052
 Wisconsin State (GO) Series 2
             5.000%, 11/01/19...........................    4,000     4,067,480

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
 WISCONSIN -- (Continued)
     5.000%, 11/01/21.................................    6,160  $    6,667,892
     5.000%, 11/01/22.................................    3,000       3,340,500
 Wisconsin State (GO) Series A
     5.000%, 05/01/19.................................    8,440       8,440,000
 Wisconsin State (GO) Series B
     5.000%, 05/01/19.................................    4,620       4,620,000
     5.000%, 05/01/20.................................   11,930      12,332,160
     5.000%, 05/01/21.................................    9,655      10,293,775
 Wisconsin State (GO) (ETM) Series 1
     5.000%, 05/01/20.................................      120         123,960
                                                                 --------------
 TOTAL WISCONSIN......................................               84,829,779
                                                                 --------------
 TOTAL MUNICIPAL BONDS................................            2,555,693,595
                                                                 --------------

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
 COMMERCIAL PAPER -- (0.9%)
 University of Michigan
     1.620%, 07/08/19.................................   23,540  $   23,528,392
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,579,381,175)..........................              $2,579,221,987
                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                             ---------------------------------------------
                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                             ------- -------------- ------- --------------
     Municipal Bonds........   --    $2,555,693,595   --    $2,555,693,595
     Commercial Paper.......   --        23,528,392   --        23,528,392
                               --    --------------   --    --------------
     TOTAL..................   --    $2,579,221,987   --    $2,579,221,987
                               ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                        -   ------- -----------
                                                                             (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
     5.000%, 08/01/19..................................................      3,995  $ 4,028,558
     5.000%, 08/01/21..................................................        250      268,708
Alabama State (GO) Series B
     5.000%, 11/01/19..................................................      1,000    1,016,920
Alabama State (GO) Series C
     5.000%, 08/01/24..................................................      3,000    3,496,830
                                                                                    -----------
TOTAL ALABAMA..........................................................               8,811,016
                                                                                    -----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B
     5.000%, 09/01/21..................................................      3,845    4,139,489
     5.000%, 09/01/23..................................................        200      227,692
City of Anchorage (GO) Series C
     5.000%, 09/01/24..................................................      2,765    3,224,930
                                                                                    -----------
TOTAL ALASKA...........................................................               7,592,111
                                                                                    -----------
ARIZONA -- (0.2%)
City of Tucson (GO) Series 2012-C
     3.000%, 07/01/22..................................................      1,455    1,515,135
Maricopa County High School District No. 210-Phoenix (GO)
     3.000%, 07/01/23..................................................      1,810    1,907,396
                                                                                    -----------
TOTAL ARIZONA..........................................................               3,422,531
                                                                                    -----------
ARKANSAS -- (0.6%)
Arkansas State (GO)
     5.000%, 04/01/21..................................................      1,000    1,063,820
     5.000%, 06/15/21..................................................      3,750    4,014,225
     5.000%, 04/01/22..................................................      2,800    3,068,156
     4.250%, 06/01/23..................................................      3,325    3,665,547
                                                                                    -----------
TOTAL ARKANSAS.........................................................              11,811,748
                                                                                    -----------
CALIFORNIA -- (2.2%)
California State (GO)
     5.000%, 11/01/24..................................................      1,175    1,379,368
     5.000%, 08/01/25..................................................        750      895,740
     5.000%, 08/01/25..................................................      4,165    4,974,343
     5.000%, 11/01/25..................................................      1,985    2,384,223
     5.000%, 08/01/26..................................................        200      244,078
     5.000%, 08/01/26..................................................      8,000    9,763,120

                                                                             FACE
                                                                            AMOUNT^   VALUE+
                                                                        -   ------- -----------
                                                                             (000)
CALIFORNIA -- (Continued)
     3.500%, 08/01/27..................................................        800  $   893,400
     5.000%, 11/01/27..................................................      5,580    6,969,531
     5.000%, 04/01/29..................................................      2,000    2,548,120
California State (GO) Series B
     5.000%, 09/01/21..................................................        250      269,565
     5.000%, 09/01/25..................................................      9,000   10,769,310
                                                                                    -----------
TOTAL CALIFORNIA.......................................................              41,090,798
                                                                                    -----------
COLORADO -- (1.1%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
     5.000%, 12/01/21..................................................        425      461,176
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
     5.000%, 12/15/19..................................................      3,115    3,180,945
     5.000%, 12/15/19..................................................      5,705    5,825,775
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID
  WITHHLDG) Series B
     4.000%, 12/01/24..................................................      2,185    2,451,810
Denver City & County School District No. 1 (GO) (NATL ST AID
  WITHHLDG) Series A
     5.250%, 12/01/21..................................................      2,490    2,719,603
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
  Series C
     3.000%, 12/01/23..................................................      1,540    1,631,414
Platte River Power Authority (RB) Series JJ
     5.000%, 06/01/23..................................................      4,425    5,014,277
                                                                                    -----------
TOTAL COLORADO.........................................................              21,285,000
                                                                                    -----------
CONNECTICUT -- (0.1%)
City of Middletown (GO)
     4.000%, 04/01/22..................................................      1,350    1,447,011

Connecticut State (GO) Series A
     5.000%, 10/15/19..................................................        600      608,856
                                                                                    -----------
TOTAL CONNECTICUT......................................................               2,055,867
                                                                                    -----------

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
DELAWARE -- (0.6%)
Delaware State (GO)
    5.000%, 02/01/29.................................................    5,000  $ 6,376,800
Delaware State (GO) Series A
    5.000%, 08/01/23.................................................    2,225    2,533,474
New Castle County (GO)
    5.000%, 10/01/23.................................................    1,000    1,143,210
New Castle County (GO) Series B
    5.000%, 07/15/22.................................................      700      774,375
                                                                                -----------
TOTAL DELAWARE.......................................................            10,827,859
                                                                                -----------
DISTRICT OF COLUMBIA -- (1.8%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.................................................    3,445    3,569,950
    5.000%, 06/01/20.................................................    6,000    6,217,620
    5.000%, 06/01/23.................................................    2,000    2,264,640
    5.000%, 06/01/25.................................................    1,500    1,784,655
District of Columbia (GO) Series B
    5.000%, 06/01/25.................................................    4,500    5,353,965
Washington Metropolitan Area Transit Authority (RB) Series B
    5.000%, 07/01/26.................................................    3,500    4,251,310
    5.000%, 07/01/27.................................................    8,100   10,014,354
                                                                                -----------
TOTAL DISTRICT OF COLUMBIA...........................................            33,456,494
                                                                                -----------
FLORIDA -- (2.9%)
Board of Governors State University System of Florida (RB) Series A
    3.000%, 07/01/24.................................................    2,580    2,733,820
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.................................................      250      261,797
Florida State (GO) Series A
    5.000%, 06/01/20.................................................    4,000    4,146,800
    5.000%, 07/01/21.................................................    7,000    7,504,840
    5.000%, 06/01/23.................................................    1,300    1,472,016
    5.000%, 06/01/24.................................................    1,400    1,625,890
    5.000%, 07/01/24.................................................    5,000    5,818,800
Florida State (GO) Series B
    5.000%, 06/01/20.................................................    6,400    6,634,880
    5.000%, 06/01/23.................................................      350      396,312
Florida State (GO) Series C
    5.000%, 06/01/20.................................................    3,000    3,110,100
    5.000%, 06/01/27.................................................    2,000    2,477,440
Florida State (GO) Series D
    5.000%, 06/01/22.................................................    1,000    1,101,070

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
FLORIDA -- (Continued)
Florida State (GO) (ST GTD) Series A
    5.000%, 06/01/27.................................................    6,565  $ 8,132,197
Orlando Utilities Commission (RB) Series C
    5.250%, 10/01/22.................................................    1,745    1,952,917
Peace River Manasota Regional Water Supply Authority (RB)
    5.000%, 10/01/25.................................................    2,030    2,410,625
Tampa Bay Water (RB)
    5.000%, 10/01/19.................................................      450      456,354
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.................................................    2,850    3,414,841
                                                                                -----------
TOTAL FLORIDA........................................................            53,650,699
                                                                                -----------
GEORGIA -- (4.0%)
City of Atlanta (GO)
    5.000%, 12/01/19.................................................    5,875    5,991,619
City of Atlanta Water & Wastewater Revenue (RB) Series B
    5.000%, 11/01/19.................................................    1,700    1,728,679
Columbia County School District (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.................................................    1,700    1,752,836
DeKalb County Water & Sewerage Revenue (RB) Series B
    5.250%, 10/01/24.................................................    2,830    3,350,267
Georgia State (GO) Series A
    5.000%, 07/01/26.................................................    1,340    1,636,716
    5.000%, 07/01/27.................................................    6,090    7,581,441
Georgia State (GO) Series A-1
    5.000%, 02/01/22.................................................    2,730    2,979,222
Georgia State (GO) Series C
    5.000%, 10/01/21.................................................    3,060    3,306,330
Georgia State (GO) Series C-1
    5.000%, 07/01/23.................................................   10,915   12,400,641
    5.000%, 07/01/26.................................................    9,200   11,237,156
Georgia State (GO) Series E
    5.000%, 12/01/26.................................................    3,000    3,694,140
Georgia State (GO) Series F
    5.000%, 12/01/19.................................................    6,000    6,118,740
    5.000%, 07/01/26.................................................    5,335    6,516,329
    5.000%, 01/01/27.................................................    2,000    2,466,640
Georgia State (GO) Series I
    5.000%, 07/01/20.................................................      900      935,550

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
GEORGIA -- (Continued)
Gwinnett County School District (GO)
    5.000%, 02/01/20.................................................    1,700  $ 1,743,486
    5.000%, 02/01/20.................................................    1,585    1,625,544
                                                                                -----------
TOTAL GEORGIA........................................................            75,065,336
                                                                                -----------
HAWAII -- (2.6%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.................................................    1,470    1,531,622
    5.000%, 10/01/23.................................................      200      228,460
    5.000%, 10/01/24.................................................    6,870    8,044,495
    5.000%, 10/01/25.................................................    4,925    5,897,737
Hawaii State (GO) Series EA
    5.000%, 12/01/21.................................................      850      922,573
Hawaii State (GO) Series EE
    5.000%, 11/01/20.................................................      515      541,116
Hawaii State (GO) Series EF
    5.000%, 11/01/22.................................................    2,240    2,495,046
Hawaii State (GO) Series ET
    3.000%, 10/01/23.................................................    3,710    3,920,023
Hawaii State (GO) Series EZ
    5.000%, 10/01/21.................................................    6,080    6,566,461
Hawaii State (GO) Series FT
    5.000%, 01/01/27.................................................   10,000   12,268,900
Hawaii State (GO) Series ST
    5.000%, 01/01/26.................................................    5,000    6,017,400
                                                                                -----------
TOTAL HAWAII.........................................................            48,433,833
                                                                                -----------
IOWA -- (0.1%)
Black County Hawk (GO) Series A
    5.000%, 06/01/19.................................................    1,200    1,203,276
                                                                                -----------
KANSAS -- (1.4%)
City of Lenexa (GO) Series A
    5.000%, 09/01/21.................................................      525      565,583
City of Wichita (GO) Series A
    5.000%, 12/01/19.................................................    3,000    3,059,190
Johnson County (GO) Series B
    3.000%, 09/01/22.................................................    2,260    2,355,078
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
    5.000%, 10/01/23.................................................      445      508,528
Johnson County Unified School District No. 232 De Soto (GO) Series A
    5.000%, 09/01/20.................................................    2,550    2,662,608

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
KANSAS -- (Continued)
Johnson County Unified School District No. 233 Olathe (GO) Series B
    5.000%, 09/01/23.................................................    4,380  $ 4,990,397
Kansas State Department of Transportation (RB) Series A
    5.000%, 09/01/21.................................................    3,250    3,499,697
    5.000%, 09/01/27.................................................    1,500    1,861,335
Kansas State Department of Transportation (RB) Series B
    5.000%, 09/01/20.................................................    3,000    3,134,910
Saline County Unified School District No. 305 Salina (GO)
    5.000%, 09/01/20.................................................    1,860    1,942,138
Sedgwick County Unified School District No. 260 Derby (GO)
    5.000%, 10/01/21.................................................    1,325    1,426,429
                                                                                -----------
TOTAL KANSAS.........................................................            26,005,893
                                                                                -----------
KENTUCKY -- (0.8%)
Louisville & Jefferson County (GO) Series A
    5.000%, 12/01/22.................................................    5,645    6,291,917
Louisville Water Co. (RB) Series A
    4.000%, 11/15/21.................................................    1,215    1,286,005
Louisville/Jefferson County Metropolitan Government (GO)
    5.000%, 12/01/19.................................................    1,250    1,274,512
Louisville/Jefferson County Metropolitan Government (GO) Series A
    5.000%, 12/01/20.................................................    5,155    5,428,215
                                                                                -----------
TOTAL KENTUCKY.......................................................            14,280,649
                                                                                -----------
LOUISIANA -- (1.4%)
Louisiana State (GO) Series A
    5.000%, 11/15/19.................................................    4,500    4,582,035
    5.000%, 02/01/24.................................................    2,000    2,292,460
Louisiana State (GO) Series C
    5.000%, 07/15/22.................................................   12,765   14,062,307
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.................................................    4,065    4,278,494
                                                                                -----------
TOTAL LOUISIANA......................................................            25,215,296
                                                                                -----------

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20.................................................    3,000  $ 3,110,430
    5.000%, 06/01/27.................................................    2,000    2,472,360
                                                                                -----------
TOTAL MAINE..........................................................             5,582,790
                                                                                -----------
MARYLAND -- (9.8%)
Anne County Arundel (GO)
    5.000%, 04/01/22.................................................    2,475    2,712,031
Baltimore County (GO)
    5.000%, 08/01/21.................................................    1,980    2,128,163
    5.000%, 02/01/22.................................................    2,100    2,289,924
    5.000%, 08/01/22.................................................      400      442,532
    3.000%, 11/01/24.................................................    1,000    1,067,690
    5.000%, 03/01/27.................................................    5,000    6,173,550
    5.000%, 11/01/27.................................................    2,175    2,718,576
    5.000%, 03/01/28.................................................    4,000    5,025,400
Baltimore County (GO) Series B
    5.000%, 08/01/24.................................................    5,800    6,766,918
Carroll County (GO)
    5.000%, 11/01/19.................................................    2,300    2,339,031
    5.000%, 11/01/20.................................................    5,450    5,725,552
City of Baltimore (GO) Series B
    5.000%, 10/15/19.................................................    7,330    7,442,882
    5.000%, 10/15/21.................................................    2,500    2,701,900
    5.000%, 10/15/22.................................................    8,060    8,963,526
Frederick County (GO) Series A
    5.000%, 08/01/27.................................................    4,725    5,883,098
Harford County (GO)
    5.000%, 09/15/19.................................................    1,545    1,564,467
Howard County (GO) Series A
    5.000%, 02/15/28.................................................    1,220    1,532,662
Howard County (GO) Series D
    5.000%, 02/15/24.................................................    5,140    5,930,378
Maryland State (GO) Series A
    5.000%, 03/15/26.................................................    8,155    9,887,856
    5.000%, 08/01/27.................................................    5,000    6,225,500
Maryland State (GO) Series B
    5.000%, 08/01/26.................................................   10,000   12,219,100
    5.000%, 08/01/27.................................................    5,945    7,402,119
    5.000%, 08/01/28.................................................    4,000    5,065,920
Maryland State (GO) Series C
    5.000%, 08/01/19.................................................    3,000    3,025,260
    5.000%, 08/01/20.................................................    7,250    7,555,805
    5.000%, 08/01/22.................................................    1,500    1,659,990
Montgomery County (GO) Series A
    5.000%, 11/01/27.................................................    2,500    3,127,025
Montgomery County (GO) Series C
    5.000%, 10/01/27.................................................    8,500   10,615,735

                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
MARYLAND -- (Continued)
Montgomery County (GO) Series D
    3.000%, 11/01/23.................................................    4,000  $  4,228,400
    4.000%, 11/01/26.................................................    9,500    10,970,790
Prince County George's (GO) Series A
    4.000%, 07/01/26.................................................    2,000     2,298,340
    3.000%, 09/15/27.................................................   10,950    11,697,009
Prince County George's (GO) Series B
    4.000%, 03/01/22.................................................    2,480     2,641,150
Prince County George's (GO) Series C
    5.000%, 08/01/20.................................................    3,450     3,595,073
Queen County Anne's (GO)
    5.000%, 11/15/19.................................................    1,805     1,837,905
University System of Maryland (RB) Series B
    5.000%, 04/01/20.................................................    4,355     4,489,961
Worcester County (GO) Series B
    4.000%, 08/01/21.................................................    2,000     2,104,780
                                                                                ------------
TOTAL MARYLAND.......................................................            182,055,998
                                                                                ------------
MASSACHUSETTS -- (4.4%)
City of Boston (GO) Series A
    5.000%, 03/01/20.................................................    3,270     3,364,045
    5.000%, 03/01/28.................................................    6,800     8,644,772
City of Boston (GO) Series B
    4.000%, 01/01/23.................................................    1,795     1,949,119
    5.000%, 04/01/24.................................................    3,000     3,494,190
City of Cambridge (GO)
    3.000%, 02/15/20.................................................    2,070     2,094,467
City of Springfield (GO) (ST AID WITHHLDG) Series C
    4.000%, 08/01/23.................................................      150       164,016
City of Woburn (GO)
    4.000%, 09/01/22.................................................      350       376,953
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.................................................    5,000     5,402,800
    5.000%, 07/01/28.................................................    1,725     2,177,071
    5.000%, 07/01/28.................................................    4,000     5,048,280
Commonwealth of Massachusetts (GO) Series C
    5.000%, 10/01/21.................................................    1,005     1,085,902
    5.000%, 04/01/23.................................................   10,000    11,276,300
    5.000%, 08/01/24.................................................    1,500     1,750,065
    5.000%, 04/01/26.................................................    4,000     4,851,840

                                      167

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (GO) Series E
    5.000%, 11/01/27.................................................    9,000  $11,249,280
Commonwealth of Massachusetts (GO) (AGM) Series B
    5.250%, 09/01/24.................................................    3,700    4,374,806
Commonwealth of Massachusetts (GO) (AMBAC) Series C
    5.500%, 12/01/23.................................................    3,500    4,093,915
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
    5.500%, 07/01/24.................................................    3,020    3,593,891
Massachusetts Water Resources Authority (RB) Series A
    5.000%, 08/01/22.................................................    3,000    3,326,010
Massachusetts Water Resources Authority (RB) (AGM) Series B
    5.250%, 08/01/28.................................................    1,000    1,294,530
Town of Nantucket (GO)
    3.000%, 10/01/22.................................................    1,115    1,163,012
Town of Wilmington (GO)
    5.000%, 03/15/20.................................................    1,665    1,715,716
                                                                                -----------
TOTAL MASSACHUSETTS..................................................            82,490,980
                                                                                -----------
MICHIGAN -- (0.3%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22.................................................      500      532,530
Michigan State (GO) Series A
    5.000%, 05/01/25.................................................    2,000    2,373,740
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
    5.250%, 05/15/21.................................................    1,000    1,071,780
University of Michigan (RB) Series A
    4.000%, 04/01/23.................................................    1,000    1,090,250
                                                                                -----------
TOTAL MICHIGAN.......................................................             5,068,300
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MINNESOTA -- (4.2%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/20.................................................    1,150  $ 1,179,509
City of Saint Cloud (GO) Series B
    5.000%, 02/01/21.................................................    1,275    1,349,817
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
    5.000%, 01/01/23.................................................      800      895,232
Elk River Independent School District No. 728 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/21.................................................    5,000    5,293,400
Hennepin County (GO) Series C
    5.000%, 12/01/26.................................................    4,070    5,008,461
    5.000%, 12/01/27.................................................    5,800    7,265,486
Lakeville Independent School District No. 194 (GO) (SD CRED PROG)
  Series D
    5.000%, 02/01/22.................................................    4,000    4,364,040
Metropolitan Council (GO) Series C
    5.000%, 03/01/26.................................................      700      846,006
Minnesota State (GO) Series A
    5.000%, 10/01/20.................................................    4,390    4,597,164
    5.000%, 08/01/22.................................................    3,000    3,316,980
    5.000%, 08/01/27.................................................    5,000    6,221,150
    5.000%, 08/01/28.................................................    6,130    7,757,576
Minnesota State (GO) Series B
    5.000%, 08/01/20.................................................    5,460    5,687,518
    5.000%, 10/01/21.................................................    4,660    5,029,352
Minnesota State (GO) Series F
    5.000%, 10/01/21.................................................   12,025   12,978,101
Minnesota State (GO) Series K
    5.000%, 11/01/19.................................................    3,680    3,741,714
Morris Area Schools Independent School District No. 2769 (GO) (SD
  CRED PROG) Series A
    4.000%, 02/01/24.................................................    1,125    1,239,053

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MINNESOTA -- (Continued)
Rochester Independent School District No. 535 (GO) (SD CRED PROG)
  Series A
    3.000%, 02/01/22.................................................    1,240  $ 1,283,412
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.................................................      250      257,085
                                                                                -----------
TOTAL MINNESOTA......................................................            78,311,056
                                                                                -----------
MISSISSIPPI -- (1.1%)
Mississippi State (GO) Series A
    5.000%, 10/01/27.................................................    9,110   11,321,270
Mississippi State (GO) Series F
    5.000%, 11/01/21.................................................    7,750    8,387,050
                                                                                -----------
TOTAL MISSISSIPPI....................................................            19,708,320
                                                                                -----------
MISSOURI -- (1.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
    5.000%, 03/01/21.................................................    1,000    1,060,700
City of Belton (GO) Series C
    5.000%, 03/01/27.................................................    2,150    2,626,504
City of Kansas City (GO) Series A
    4.000%, 02/01/22.................................................    1,150    1,222,921
    5.000%, 02/01/23.................................................    3,955    4,436,047
Columbia School District (GO) Series B
    5.000%, 03/01/23.................................................    1,120    1,261,792
    5.000%, 03/01/24.................................................    4,100    4,739,969
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
    4.000%, 03/01/23.................................................    5,335    5,781,860
St. Charles Community College (GO)
    3.000%, 02/15/20.................................................    2,245    2,270,122
                                                                                -----------
TOTAL MISSOURI.......................................................            23,399,915
                                                                                -----------
MONTANA -- (0.0%)
City & County of Butte-Silver Bow (GO)
    4.000%, 07/01/21.................................................      615      644,446
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEBRASKA -- (0.4%)
Douglas County School District No. 17 (GO)
    4.000%, 12/15/26.................................................    2,260  $ 2,615,566
Lancaster County School District 001 (GO)
    5.000%, 01/15/21.................................................    2,470    2,609,604
Metropolitan Utilities District of Omaha (RB)
    5.000%, 12/01/20.................................................    1,000    1,052,840
Omaha School District (GO)
    4.000%, 12/15/19.................................................    1,365    1,385,257
                                                                                -----------
TOTAL NEBRASKA.......................................................             7,663,267
                                                                                -----------
NEVADA -- (0.4%)
City of Henderson NV (GO)
    5.000%, 06/01/21.................................................      490      523,388
Clark County (GO) Series A
    5.000%, 07/01/19.................................................    1,725    1,734,574
    5.000%, 07/01/25.................................................    2,700    3,208,086
Nevada State (GO) Series A
    5.000%, 08/01/19.................................................    1,825    1,840,184
                                                                                -----------
TOTAL NEVADA.........................................................             7,306,232
                                                                                -----------
NEW HAMPSHIRE -- (0.8%)
City of Dover (GO)
    3.000%, 06/15/19.................................................      600      600,996
City of Nashua (GO)
    4.000%, 07/15/19.................................................    5,350    5,376,429
    4.000%, 07/15/20.................................................    2,720    2,798,717
New Hampshire State (GO) Series A
    5.000%, 03/01/23.................................................    5,910    6,646,504
                                                                                -----------
TOTAL NEW HAMPSHIRE..................................................            15,422,646
                                                                                -----------
NEW JERSEY -- (1.4%)
City of Hoboken (GO)
    3.000%, 02/01/26.................................................    2,945    3,123,467
    3.000%, 02/01/27.................................................    3,035    3,220,256
    3.000%, 02/01/28.................................................    4,560    4,827,626
Essex County (GO) Series A
    5.000%, 08/01/20.................................................    1,000    1,043,440
Montville Township (GO)
    3.000%, 10/01/25.................................................      505      542,734
Morris County (GO)
    4.000%, 10/15/20.................................................    2,390    2,476,590
New Jersey Educational Facilities Authority (RB) Series B
    5.000%, 07/01/19.................................................    2,330    2,343,304

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW JERSEY -- (Continued)
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22.................................................    1,095  $ 1,097,628
South Orange & Maplewood School District (GO) (SCH BD RES FD)
    3.000%, 03/01/22.................................................      350      360,357
Township of Livingston (GO)
    3.000%, 01/15/21.................................................      350      358,848
Township of Parsippany-Troy Hills (GO) Series ABCD
    2.000%, 09/15/22.................................................    4,100    4,127,224
Union County (GO) (ETM) Series B
    3.000%, 03/01/22.................................................       45       46,559
Union County (GO) Series B
    3.000%, 03/01/22.................................................    2,315    2,400,377
                                                                                -----------
TOTAL NEW JERSEY.....................................................            25,968,410
                                                                                -----------
NEW MEXICO -- (1.0%)
City of Albuquerque (GO) Series A
    5.000%, 07/01/24.................................................    1,300    1,511,484
Farmington Municipal School District No. 5 (GO) (ST AID WITHHLDG)
    4.000%, 09/01/20.................................................      945      974,475
Las Cruces School District No. 2 (GO) (ST AID WITHHLDG) Series A
    4.000%, 08/01/19.................................................    1,000    1,005,850
    4.000%, 08/01/20.................................................      125      128,656
New Mexico State Severance Tax Permanent Fund (RB) Series A
    5.000%, 07/01/19.................................................    2,000    2,011,120
    5.000%, 07/01/27.................................................    2,000    2,469,260
New Mexico State Severance Tax Permanent Fund (RB) Series B
    4.000%, 07/01/20.................................................    4,100    4,214,390
Santa Fe County (GO)
    5.000%, 07/01/22.................................................    1,000    1,104,020
Santa Fe Public School District (GO) (ST AID WITHHLDG)
    5.000%, 08/01/20.................................................    3,270    3,407,078
    5.000%, 08/01/24.................................................    2,000    2,326,860
                                                                                -----------
TOTAL NEW MEXICO.....................................................            19,153,193
                                                                                -----------

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW YORK -- (4.9%)
Brewster Central School District (GO) (ST AID WITHHLDG)
    2.000%, 10/01/19.................................................    1,000  $ 1,002,290
City of New York (GO) Series A
    5.000%, 08/01/24.................................................    3,860    4,490,840
    5.000%, 08/01/26.................................................    7,015    8,534,379
City of New York (GO) Series B
    5.000%, 08/01/19.................................................      600      605,070
    5.000%, 08/01/21.................................................      450      483,570
    5.000%, 08/01/22.................................................      600      663,396
City of New York (GO) Series C
    5.000%, 08/01/20.................................................    5,625    5,862,937
    5.000%, 08/01/22.................................................    1,500    1,658,490
City of New York (GO) Series D
    5.000%, 08/01/22.................................................    1,055    1,166,471
City of New York (GO) Series E
    5.000%, 08/01/21.................................................    3,975    4,271,535
    5.000%, 08/01/23.................................................    6,000    6,813,300
    5.000%, 08/01/26.................................................    2,500    3,041,475
City of New York (GO) Series H
    5.000%, 08/01/22.................................................    1,000    1,105,660
Kingston City School District (GO) (ST AID WITHHLDG)
    3.000%, 06/01/26.................................................    2,000    2,134,420
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20.................................................    1,615    1,643,392
    5.000%, 03/15/23.................................................      200      225,732
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.................................................   10,200   11,144,112
    5.000%, 02/15/24.................................................    4,900    5,651,366
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/27.................................................    1,265    1,565,387
New York State Dormitory Authority (RB) Series D
    5.000%, 02/15/24.................................................    9,950   11,475,733
New York State Dormitory Authority (RB) Series E
    5.000%, 03/15/21.................................................    2,000    2,125,100
    5.000%, 03/15/28.................................................    2,505    3,149,762

                                      170

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/22.................................................    1,250  $ 1,369,425
    5.000%, 03/15/25.................................................    3,440    4,081,250
Penfield Central School District (GO) (AGC ST AID WITHHLDG)
    3.750%, 06/15/19.................................................      150      150,407
Sachem Central School District (GO) (ST AID WITHHLDG)
    5.000%, 10/15/19.................................................    1,300    1,320,800
Town of Cheektowaga (GO)
    5.000%, 07/15/23.................................................      300      343,290
Town of Huntington (GO)
    2.000%, 12/01/23.................................................      100      101,986
Triborough Bridge & Tunnel Authority (RB) Series B
    5.000%, 11/15/20.................................................    4,000    4,212,400
Triborough Bridge & Tunnel Authority (RB) Series C
    4.000%, 11/15/27.................................................    1,250    1,471,512
                                                                                -----------
TOTAL NEW YORK.......................................................            91,865,487
                                                                                -----------
NORTH CAROLINA -- (5.3%)
City of Greensboro (GO) Series B
    5.000%, 10/01/27.................................................    4,430    5,540,512
City of Raleigh (GO) Series A
    5.000%, 09/01/22.................................................    2,685    2,980,323
Forsyth County (GO)
    4.000%, 12/01/21.................................................    3,500    3,713,465
Guilford County (GO) Series A
    5.000%, 02/01/22.................................................    1,800    1,964,322
Guilford County (GO) Series B
    5.000%, 05/01/24.................................................    5,000    5,805,150
Johnston County (GO)
    4.000%, 02/01/20.................................................    3,735    3,802,081
Johnston County (GO) Series A
    5.000%, 02/01/21.................................................    2,995    3,170,237
Moore County (GO)
    5.000%, 06/01/22.................................................    2,740    3,017,809
New Hanover County (GO)
    4.000%, 08/01/19.................................................    2,280    2,293,612
    5.000%, 02/01/23.................................................      250      280,990
North Carolina Eastern Municipal Power Agency (RB) (NATL- IBC) (ETM)
  Series B
    6.000%, 01/01/22.................................................    9,700   10,789,601

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
NORTH CAROLINA -- (Continued)
North Carolina State (GO) Series A
    5.000%, 06/01/24.................................................    4,800  $ 5,579,568
    5.000%, 06/01/26.................................................    5,000    6,097,050
    5.000%, 06/01/28.................................................    5,035    6,375,720
North Carolina State (GO) Series B
    5.000%, 06/01/25.................................................   10,545   12,559,622
North Carolina State (GO) Series C
    5.000%, 05/01/20.................................................    3,270    3,382,194
    4.000%, 05/01/22.................................................    3,000    3,210,630
North Carolina State (GO) Series D
    4.000%, 06/01/23.................................................    8,700    9,516,321
Wake County (GO)
    5.000%, 09/01/21.................................................    1,450    1,562,781
Wake County (GO) Series A
    5.000%, 03/01/28.................................................    2,000    2,518,260
Wake County (GO) Series C
    5.000%, 03/01/24.................................................    3,000    3,466,770
                                                                                -----------
TOTAL NORTH CAROLINA.................................................            97,627,018
                                                                                -----------
OHIO -- (5.9%)
City of Cincinnati (GO) Series A
    4.000%, 12/01/21.................................................    2,645    2,803,568
City of Cincinnati (GO) Series C
    5.000%, 12/01/19.................................................    2,955    3,013,302
City of Columbus (GO) Series 1
    5.000%, 07/01/22.................................................    4,100    4,526,482
    5.000%, 07/01/26.................................................    4,260    5,187,232
City of Columbus (GO) Series 2017-1
    4.000%, 04/01/27.................................................    3,690    4,271,212
City of Columbus (GO) Series A
    2.000%, 08/15/20.................................................    3,285    3,302,476
    3.000%, 07/01/21.................................................      470      483,987
    4.000%, 04/01/22.................................................    2,000    2,135,440
    3.000%, 07/01/22.................................................      700      729,806
    2.000%, 08/15/22.................................................    6,160    6,235,583
    4.000%, 07/01/23.................................................    4,995    5,470,274
    4.000%, 04/01/27.................................................    8,800   10,186,088
City of Columbus (GO) Series A
    4.000%, 04/01/24.................................................    4,000    4,436,120

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
                                                                                 FACE
                                                                                AMOUNT^    VALUE+
                                                                                ------- ------------
                                                                                 (000)
OHIO -- (Continued)
Hamilton County Sewer System Revenue (RB) Series A
            5.000%, 12/01/21.................................................      200  $    216,918
Ohio Higher Educational Facility Commission (RB)
(currency)  5.250%, 07/01/44
              (Pre-refunded @ $100, 7/1/20)..................................    1,875     1,952,231
Ohio State (GO)
            5.000%, 09/01/19.................................................    6,000     6,067,200
Ohio State (GO) Series A
            5.000%, 09/01/19.................................................      550       556,160
            3.000%, 02/01/22.................................................      500       518,465
            5.000%, 08/01/22.................................................    4,005     4,430,852
            5.000%, 08/01/22.................................................    3,000     3,318,990
            5.000%, 09/15/22.................................................      250       277,545
            5.000%, 09/15/22.................................................      500       555,090
            5.000%, 09/01/25.................................................    5,550     6,633,749
Ohio State (GO) Series B
            5.000%, 08/01/20.................................................    3,020     3,146,598
            5.000%, 06/15/21.................................................    1,500     1,605,690
            5.000%, 09/01/27.................................................      625       776,100
            5.000%, 09/15/27.................................................    1,500     1,863,915
Ohio State (GO) Series C
            5.000%, 09/15/21.................................................    1,000     1,078,560
            5.000%, 09/15/21.................................................    4,500     4,853,520
            5.000%, 08/01/27.................................................    6,880     8,536,498
Ohio State (GO) Series U
            5.000%, 05/01/28.................................................    4,325     5,445,305
Upper Arlington City School District (GO) Series A
            5.000%, 12/01/27.................................................    3,190     3,973,049
                                                                                        ------------
TOTAL OHIO...................................................................            108,588,005
                                                                                        ------------
OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
            4.000%, 03/01/23.................................................    1,000     1,087,250
                                                                                        ------------
OREGON -- (1.7%)
City of Portland (GO)
            4.000%, 06/01/20.................................................      935       959,441
City of Portland Sewer System Revenue (RB) Series A
            5.000%, 06/15/26.................................................    1,550     1,889,202
City of Portland Water System Revenue (RB) Series A
            5.000%, 04/01/21.................................................    8,000     8,513,680

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
OREGON -- (Continued)
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD
  GTY)
    5.000%, 06/15/22.................................................    1,215  $ 1,340,072
Deschutes County Administrative School District No. 1 Bend-La Pine
  (GO) (SCH BD GTY)
    5.000%, 06/15/27.................................................    4,680    5,777,413
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
    5.000%, 06/15/23.................................................    3,355    3,801,416
Oregon State (GO) Series A
    5.000%, 05/01/21.................................................      200      213,314
Oregon State (GO) Series G
    5.000%, 12/01/24.................................................    2,290    2,691,071
Oregon State Department of Transportation (RB) Series B
    5.000%, 11/15/26.................................................    3,500    4,295,060
Washington & Multnomah Counties School District No. 48J Beaverton
  (GO) (SCH BD GTY) Series C
    5.000%, 06/15/27.................................................    2,390    2,960,589
                                                                                -----------
TOTAL OREGON.........................................................            32,441,258
                                                                                -----------
PENNSYLVANIA -- (1.2%)
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 04/01/22.................................................   11,260   12,308,081
Commonwealth of Pennsylvania (GO) Series REF
    5.000%, 07/01/22.................................................    2,000    2,201,540
Montgomery County (GO)
    5.000%, 05/01/23.................................................    5,255    5,939,358
Pennsylvania Economic Development Financing Authority (RB) Series A
    5.000%, 07/01/19.................................................    1,300    1,307,280
West View Municipal Authority Water Revenue (RB)
    4.000%, 11/15/20.................................................    1,100    1,140,238
                                                                                -----------
TOTAL PENNSYLVANIA...................................................            22,896,497
                                                                                -----------
RHODE ISLAND -- (1.3%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.................................................    8,000    8,067,200

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
RHODE ISLAND -- (Continued)
    5.000%, 08/01/22.................................................    1,605  $ 1,775,660
Rhode Island State (GO) Series C
    5.000%, 08/01/19.................................................    9,185    9,262,154
    5.000%, 08/01/20.................................................    4,870    5,074,150
Rhode Island State (GO) Series D
    5.000%, 08/01/22.................................................      685      757,836
                                                                                -----------
TOTAL RHODE ISLAND...................................................            24,937,000
                                                                                -----------
SOUTH CAROLINA -- (2.8%)
Beaufort County (GO) (ST AID WITHHLDG) Series C......................
    5.000%, 03/01/22.................................................    3,485    3,810,499
Berkeley County School District (GO) (SCSDE) Series B
    5.000%, 03/01/22.................................................    4,120    4,503,613
Charleston County (GO) Series A
    5.000%, 11/01/22.................................................    4,780    5,332,903
Charleston County (GO) (ST AID WITHHLDG) Series C
    5.000%, 11/01/27.................................................    2,855    3,578,714
Charleston County School District (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................    2,020    2,138,897
City of Charleston Waterworks &Sewer System Revenue (RB)
    5.000%, 01/01/20.................................................    1,805    1,846,172
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.................................................      385      411,838
Clemson University (RB)
    3.000%, 05/01/21.................................................      350      359,454
Dorchester County School District No. 2 (GO) (SCSDE) Series B
    5.000%, 03/01/25.................................................    1,430    1,689,645
Florence School District One (GO) (SCSDE)
    5.000%, 03/01/20.................................................    3,335    3,429,781
    5.000%, 03/01/21.................................................    3,170    3,365,367
Richland County School District No. 1 (GO) (SCSDE) Series 1-A
    5.000%, 03/01/20.................................................    5,480    5,635,742

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO) (SCSDE) Series A
    5.000%, 02/01/21.................................................    2,085  $ 2,207,723
South Carolina State (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/23.................................................    5,500    6,290,185
South Carolina State (GO) (ST AID WITHHLDG) Series B
    4.000%, 08/01/26.................................................    1,405    1,622,508
York County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/20.................................................    1,900    1,959,584
York County School District No. 1 (GO) (SCSDE)
    5.000%, 03/01/21.................................................    3,790    4,021,455
                                                                                -----------
TOTAL SOUTH CAROLINA.................................................            52,204,080
                                                                                -----------
TENNESSEE -- (4.0%)
City of Clarksville Water Sewer & Gas Revenue (RB)
    5.000%, 02/01/20.................................................    3,150    3,230,105
City of Johnson City (GO)
    3.000%, 06/01/19.................................................      875      875,998
City of Maryville (GO) Series A
    5.000%, 06/01/22.................................................    1,865    2,046,409
City of Memphis (GO) Series A
    5.000%, 11/01/22.................................................    9,695   10,805,853
    5.000%, 04/01/25.................................................    1,945    2,303,891
City of Pigeon Forge (GO)
    4.000%, 06/01/21.................................................      670      701,302
Hamilton County (GO) Series A
    5.000%, 04/01/26.................................................    3,000    3,647,580
Hamilton County (GO) Series B
    3.000%, 03/01/22.................................................    4,550    4,720,352
Knox County (GO)
    5.000%, 06/01/20.................................................    2,585    2,679,585
Maury County (GO)
    5.000%, 04/01/21.................................................    5,105    5,432,792
Metropolitan Government of Nashville & Davidson County (GO)
    5.000%, 07/01/22.................................................    1,000    1,104,020
    5.000%, 01/01/26.................................................    3,225    3,881,223
    5.000%, 07/01/27.................................................    3,510    4,345,555

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
                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
TENNESSEE -- (Continued)
    4.000%, 07/01/28.................................................   10,000  $11,690,500
Metropolitan Government of Nashville & Davidson County (GO) Series A
    5.000%, 01/01/20.................................................    1,100    1,124,871
    5.000%, 01/01/22.................................................    1,500    1,632,075
Putnam County (GO)
    4.000%, 04/01/23.................................................      975    1,061,063
Shelby County (GO) Series A
    5.000%, 04/01/20.................................................    7,000    7,217,560
Sumner County (GO)
    5.000%, 06/01/21.................................................      110      117,635
Tennessee State (GO) Series B
    5.000%, 08/01/20.................................................    1,945    2,027,274
Town of Greeneville (GO)
    3.000%, 06/01/21.................................................    1,360    1,394,734
Williamson County (GO) Series A
    4.000%, 05/01/22.................................................      300      321,063
Wilson County (GO)
    4.000%, 04/01/20.................................................    1,040    1,062,922
                                                                                -----------
TOTAL TENNESSEE......................................................            73,424,362
                                                                                -----------
TEXAS -- (13.4%)
Aldine Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/25.................................................    4,750    5,595,025
Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/20.................................................      350      364,452
City of Arlington (GO) Series A
    3.000%, 08/15/20.................................................    1,700    1,730,583
City of Austin (GO)
    5.000%, 09/01/20.................................................    1,655    1,729,425
City of Dallas (GO)
    5.000%, 02/15/21.................................................    9,505   10,059,427
City of Denton (GO)
    4.000%, 02/15/22.................................................    2,510    2,667,076
City of El Paso (GO)
    5.000%, 08/15/19.................................................    3,505    3,538,262
City of Fort Worth (GO) Series A
    5.000%, 03/01/25.................................................    5,000    5,883,550
City of Houston (GO) Series A
    5.000%, 03/01/21.................................................    3,100    3,287,581
    5.000%, 03/01/22.................................................    5,890    6,421,278

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
TEXAS -- (Continued)
City of Houston Combined Utility System Revenue (RB) (AGC)
(currency)  5.375%, 11/15/38
              (Pre-refunded @ $100, 5/15/19).................................    4,735  $4,741,392
City of Lubbock (GO)
            5.000%, 02/15/23.................................................    1,000   1,120,880
City of Richardson (GO)
            5.000%, 02/15/27.................................................    1,715   2,089,282
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
            5.000%, 02/01/21.................................................      720     761,868
City of San Antonio Electric & Gas Systems Revenue (RB)
            5.000%, 02/01/21.................................................    3,000   3,173,910
City of Southlake (GO)
            3.000%, 02/15/23.................................................    1,510   1,582,238
Clear Creek Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/25.................................................    2,175   2,561,932
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/21.................................................    3,500   3,707,340
Dallas Area Rapid Transit (RB) Series B
            5.000%, 12/01/21.................................................    2,545   2,759,594
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.................................................      500     582,265
Galveston County (GO)
            5.000%, 02/01/22.................................................    1,000   1,088,190
Grayson County (GO)
            5.000%, 01/01/21.................................................    1,990   2,100,943
Harris County (GO) Series A
            5.000%, 10/01/19.................................................    4,345   4,405,439
            5.000%, 10/01/19.................................................    3,500   3,548,685
Hays Consolidated Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/23.................................................    1,355   1,537,220
Hidalgo County Drain District No. 1 (GO)
            5.000%, 09/01/22.................................................    1,000   1,102,110
Highland Park Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.................................................    1,790   1,837,310

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED



                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
TEXAS -- (Continued)
Houston Higher Education Finance Corp. (RB) Series A
(currency)  6.875%, 05/15/41
              (Pre-refunded @ $100, 5/15/21).................................    3,225  $3,549,370
Humble Independent School District (GO) (PSF-GTD) Series A
            5.500%, 02/15/25.................................................    7,000   8,432,830
Katy Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/20.................................................    3,820   3,920,963
La Porte Independent School District (GO)
            5.000%, 02/15/21.................................................    1,700   1,801,337
Lake Travis Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/20.................................................    3,480   3,571,976
Mansfield Independent School District (GO)
            5.000%, 02/15/20.................................................    1,000   1,026,670
Mansfield Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/22.................................................      895     975,774
North Texas Municipal Water District Water System Revenue (RB)
            5.000%, 09/01/24.................................................    5,715   6,649,803
Northside Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/23.................................................    4,535   5,088,542
            5.000%, 08/15/25.................................................    1,880   2,242,370
Northside Independent School District (GO) (PSF-GTD) Series A
            4.000%, 08/15/24.................................................    5,215   5,816,237
Northwest Independent School District (GO) (PSF-GTD) Series A
            5.000%, 02/15/24.................................................    1,695   1,947,216
Permanent University Fund - Texas A&M University System (RB)
            5.000%, 07/01/23.................................................    3,500   3,964,310

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
TEXAS -- (Continued)
Permanent University Fund - University of Texas System (RB) Series B
    5.000%, 07/01/26.................................................    5,500  $ 6,688,880
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/24.................................................   11,000   12,647,690
San Antonio Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/20.................................................    4,100    4,208,363
    5.000%, 08/15/26.................................................    4,340    5,270,670
Spring Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/19.................................................    5,000    5,048,750
Spring Independent School District (GO) (BAM)
    5.000%, 08/15/24.................................................    4,985    5,783,298
Tarrant Regional Water District (RB)
    6.000%, 09/01/24.................................................    3,450    4,198,857
Texas A&M University (RB) Series B
    5.000%, 05/15/21.................................................    4,000    4,269,680
Texas State (GO)
    5.000%, 04/01/23.................................................   10,000   11,252,000
    5.000%, 10/01/23.................................................   15,345   17,493,453
    5.000%, 10/01/26.................................................    2,845    3,467,742
Texas State (GO) Series A
    5.000%, 10/01/19.................................................    1,900    1,926,505
    5.000%, 04/01/25.................................................    1,000    1,181,440
Texas Transportation Commission State Highway Fund (RB)
    5.250%, 04/01/26.................................................      300      367,005
    5.000%, 10/01/26.................................................    4,340    5,289,983
Texas Transportation Commission State Highway Fund (RB) Series A
    5.000%, 04/01/20.................................................    7,900    8,143,320
Trinity River Authority Central Regional Wastewater System Revenue
  (RB)
    5.000%, 08/01/27.................................................    3,150    3,889,431
University of Texas System (The) (RB) Series C
    5.000%, 08/15/24.................................................    1,850    2,156,416
University of Texas System (The) (RB) Series D
    5.000%, 08/15/26.................................................    2,000    2,439,540

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED




                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
TEXAS -- (Continued)
University of Texas System (The) (RB) Series E
    5.000%, 08/15/26.................................................    4,835  $  5,897,588
University of Texas System (The) (RB) Series J
    5.000%, 08/15/25.................................................    2,500     2,983,500
    5.000%, 08/15/26.................................................    1,500     1,829,655
Via Metropolitan Transit (RB)
    5.000%, 07/15/20.................................................    2,495     2,596,197
                                                                                ------------
TOTAL TEXAS..........................................................            247,994,618
                                                                                ------------
UTAH -- (2.1%)
North Davis County Sewer District (RB)
    3.000%, 03/01/21.................................................    2,135     2,189,079
Salt County Lake (GO)
    5.000%, 12/15/26.................................................    1,095     1,347,595
Utah State (GO)
    5.000%, 07/01/22.................................................   11,285    12,466,314
    5.000%, 07/01/24.................................................    2,350     2,738,619
    5.000%, 07/01/26.................................................    4,450     5,428,644
    5.000%, 07/01/27.................................................    4,435     5,517,317
    5.000%, 07/01/27.................................................    1,665     2,071,327
Washington County School District Board of Education/St George (GO)
  (SCH BD GTY)
    5.000%, 03/01/20.................................................    2,135     2,195,143
    5.000%, 03/01/22.................................................    4,465     4,884,621
                                                                                ------------
TOTAL UTAH...........................................................             38,838,659
                                                                                ------------
VERMONT -- (0.2%)
Vermont State (GO) Series B
    5.000%, 08/15/23.................................................    1,270     1,447,000
Vermont State (GO) Series C
    4.000%, 08/15/23.................................................      225       247,077
Vermont State (GO) Series F
    5.000%, 08/15/20.................................................    1,100     1,147,971
                                                                                ------------
TOTAL VERMONT........................................................              2,842,048
                                                                                ------------
VIRGINIA -- (4.1%)
Arlington County (GO)
    5.000%, 08/15/22.................................................    3,000     3,329,790
City of Alexandria (GO) (ST AID WITHHLDG) Series A
    5.000%, 07/15/27.................................................    3,160     3,936,728
City of Hampton (GO) (ST AID WITHHLDG) Series B
    5.000%, 09/01/21.................................................    3,000     3,234,060
    5.000%, 09/01/22.................................................    2,050     2,275,480

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
VIRGINIA -- (Continued)
City of Lynchburg (GO)
    5.000%, 02/01/20.................................................    1,390  $1,425,556
City of Norfolk (GO) (ST AID WTHHLDG)
    5.000%, 08/01/28.................................................    2,405   3,034,244
City of Richmond (GO) Series B
    5.000%, 07/15/25.................................................    5,350   6,397,048
City of Richmond (GO) (ST AID WITHHLDG) Series B
    5.000%, 07/15/26.................................................    3,635   4,440,516
City of Richmond (GO) (ST AID WITHHLDG) Series D
    5.000%, 03/01/27.................................................    3,275   4,049,079
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.................................................    1,000   1,022,230
Commonwealth of Virginia (GO) Series A
    5.000%, 06/01/25.................................................      500     597,760
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.................................................    2,500   2,739,775
Fairfax County (GO) (ST AID WITHHLDG) Series A
    5.000%, 10/01/19.................................................    3,880   3,935,251
    5.000%, 10/01/19.................................................    2,500   2,535,600
    5.000%, 10/01/26.................................................    1,000   1,231,350
    5.000%, 10/01/27.................................................    1,000   1,256,020
Fairfax County (GO) (ST AID WITHHLDG) Series C
    5.000%, 10/01/19.................................................    6,925   7,023,612
Henrico County (GO) (ST AID WITHHLDG)
    5.000%, 08/01/27.................................................    1,680   2,096,136
    5.000%, 08/01/28.................................................    2,905   3,687,607
Loudoun County (GO) (ST AID WITHHLDG) Series A
    5.000%, 12/01/22.................................................    4,000   4,471,720
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.................................................      250     264,583
Spotsylvania County Water & Sewer System Revenue (RB)
    5.000%, 06/01/19.................................................    2,885   2,892,847
University of Virginia (RB) Series B
    5.000%, 08/01/21.................................................    6,250   6,727,750
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.................................................    2,000   2,020,280

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED




                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
VIRGINIA -- (Continued)
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.................................................      745  $   782,891
                                                                                -----------
TOTAL VIRGINIA.......................................................            75,407,913
                                                                                -----------
WASHINGTON -- (6.5%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................    4,705    5,251,156
City of Seattle (GO)
    5.000%, 12/01/19.................................................    1,500    1,529,955
City of Seattle Drainage & Wastewater Revenue (RB)
    5.000%, 09/01/20.................................................    3,665    3,829,815
    5.000%, 07/01/27.................................................    8,400   10,385,256
City of Seattle Municipal Light & Power Revenue (RB)
    5.000%, 09/01/20.................................................      350      365,596
City of Seattle Municipal Light & Power Revenue (RB) Series A
    5.000%, 06/01/19.................................................    1,525    1,529,179
    5.000%, 06/01/22.................................................      310      341,332
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.................................................    6,000    6,655,800
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.................................................    1,000    1,059,950
    4.000%, 12/01/22.................................................    2,630    2,845,160
County of Kitsap WA (GO)
    5.000%, 06/01/21.................................................      200      213,754
King County (GO)
    5.000%, 01/01/21.................................................      425      448,766
King County (GO) Series A
    5.000%, 06/01/28.................................................    3,555    4,471,123
    5.000%, 06/01/29.................................................    2,050    2,612,889
King County (GO) Series E
    5.000%, 12/01/19.................................................    1,300    1,325,883
    5.000%, 12/01/25.................................................      955    1,147,881
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
    5.000%, 12/01/22.................................................    1,145    1,278,759
King County School District No. 403 Renton (GO) (SCH BD GTY)
    5.000%, 12/01/19.................................................    1,150    1,172,621

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- ----------
                                                                           (000)
WASHINGTON -- (Continued)
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
     5.000%, 12/01/23..................................................    3,500  $4,017,020
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
     4.000%, 12/01/21..................................................    1,000   1,059,950
King County Sewer Revenue (RB) Series B
     5.000%, 07/01/22..................................................    1,000   1,103,700
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/20..................................................    2,880   3,032,640
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
     5.000%, 12/01/19..................................................    1,925   1,962,538
     5.000%, 12/01/20..................................................    2,245   2,362,907
Snohomish County Public Utility District No. 1 (RB)
     5.000%, 12/01/19..................................................    1,655   1,687,752
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
     5.000%, 12/01/20..................................................    2,555   2,690,415
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
     5.000%, 12/01/25..................................................    4,000   4,807,880
Spokane County (GO)
     5.000%, 12/01/22..................................................    1,025   1,142,844
Tacoma Metropolitan Park District (GO) Series B
     5.000%, 12/01/21..................................................      150     162,569
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
     5.000%, 12/01/21..................................................      425     461,287
University of Washington (RB) Series A
     5.000%, 07/01/22..................................................    6,505   7,181,650
Washington State (GO) Series 2013A
     5.000%, 08/01/21..................................................      225     241,785
Washington State (GO) Series A
     5.000%, 08/01/23..................................................      750     852,323
Washington State (GO) Series B
     5.000%, 07/01/25..................................................    1,500   1,787,100

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED



                                                                         FACE
                                                                        AMOUNT^    VALUE+
                                                                        ------- ------------
                                                                         (000)
WASHINGTON -- (Continued)
Washington State (GO) Series C
    5.000%, 02/01/23.................................................    1,500  $  1,681,860
Washington State (GO) Series D
    5.000%, 07/01/20.................................................    5,000     5,196,350
    5.000%, 07/01/23.................................................    3,800     4,309,010
    5.000%, 06/01/27.................................................    3,000     3,711,060
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.................................................    1,610     1,691,659
Washington State (GO) Series R-2013A
    5.000%, 07/01/21.................................................    7,000     7,503,300
Washington State (GO) Series R-2015
    5.000%, 07/01/22.................................................    3,720     4,106,954
Washington State (GO) Series R-2015-C
    5.000%, 07/01/20.................................................    2,000     2,078,540
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.................................................    5,000     5,359,500
Washington State (GO) Series R-2018D
    5.000%, 08/01/25.................................................    3,635     4,338,990
                                                                                ------------
TOTAL WASHINGTON.....................................................            120,996,458
                                                                                ------------

                                                                         FACE
                                                                        AMOUNT^     VALUE+
                                                                        ------- --------------
                                                                         (000)
WEST VIRGINIA -- (0.0%)
Jefferson County Board of Education (GO) (WV BD COMM)
    4.000%, 05/01/20.................................................      130  $      133,127
                                                                                --------------
WISCONSIN -- (0.4%)
City of Milwaukee (GO) Series N4
    5.000%, 04/01/27.................................................    2,000       2,443,480
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.................................................      445         469,600
Oregon School District (GO)
    3.000%, 03/01/21.................................................      430         440,810
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.................................................      570         581,326
Wisconsin State (GO) Series 3
    5.000%, 11/01/22.................................................    3,110       3,462,985
                                                                                --------------
TOTAL WISCONSIN......................................................                7,398,201
                                                                                --------------
TOTAL MUNICIPAL BONDS................................................            1,855,665,940
                                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $1,828,876,760)............................................           $1,855,665,940
                                                                                ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Municipal Bonds.............................................   --    $1,855,665,940   --    $1,855,665,940
                                                               --    --------------   --    --------------
TOTAL.......................................................   --    $1,855,665,940   --    $1,855,665,940
                                                               ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Acton-Agua Dulce Unified School District (GO) (AGM)
  Series A
(currency)  4.500%, 08/01/23 (Pre- refunded @ $100,
              8/1/19)....................................      850  $   856,477
Alameda County Transportation Commission (RB)
            5.000%, 03/01/20.............................    4,500    4,636,260
Alhambra Unified School District (GO) Series A
            3.000%, 08/01/19.............................      700      702,884
            3.000%, 08/01/19.............................      575      577,369
            4.000%, 08/01/20.............................      750      774,675
            4.000%, 08/01/20.............................      585      604,247
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/33 (Pre- refunded @ $100,
              10/1/21)...................................    1,910    2,070,727
(currency)  5.000%, 10/01/34 (Pre- refunded @ $100,
              10/1/21)...................................    3,225    3,496,384
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................      400      403,612
            5.000%, 08/01/19.............................    7,200    7,265,016
Bay Area Toll Authority (RB)
(currency)  5.000%, 10/01/42 (Pre- refunded @ $100,
              10/1/20)...................................   22,635   23,778,067
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/20.............................   12,780   13,086,464
            4.000%, 04/01/21.............................    1,500    1,574,250
Berkeley Unified School District (GO) Series
            5.000%, 08/01/23.............................      295      338,778
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................      500      503,285

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
California Educational Facilities Authority (RB) Series A
            4.000%, 11/01/19.............................      850  $   860,787
California Health Facilities Financing Authority (RB)
(currency)  5.000%, 08/15/39 (Pre- refunded @ $100,
              8/15/19)...................................   11,190   11,301,340
California Health Facilities Financing Authority (RB)
  Series A
(currency)  6.000%, 07/01/39 (Pre- refunded @ $100,
              7/1/19)....................................    7,100    7,150,836
California State (GO)
            5.000%, 08/01/19.............................    2,340    2,360,826
            5.000%, 08/01/19.............................    4,460    4,499,694
            5.000%, 09/01/19.............................    5,815    5,884,257
            5.000%, 09/01/19.............................    4,000    4,047,640
            5.000%, 09/01/19.............................    5,000    5,059,550
            5.000%, 10/01/19.............................    1,500    1,522,380
            5.000%, 10/01/19.............................    5,000    5,074,600
            5.000%, 10/01/19.............................    5,340    5,419,673
            5.000%, 10/01/19.............................   19,000   19,283,480
            2.000%, 11/01/19.............................    8,000    8,024,880
            4.000%, 11/01/19.............................      225      227,923
            4.000%, 11/01/19.............................    1,095    1,109,224
            5.000%, 11/01/19.............................    3,545    3,608,562
            5.000%, 11/01/19.............................    5,935    6,041,415
            5.000%, 02/01/20.............................   13,120   13,472,534
            5.000%, 04/01/20.............................      325      335,673
            5.000%, 04/01/20.............................    3,705    3,826,672
            5.000%, 04/01/20.............................   15,000   15,492,600
            5.000%, 04/01/20.............................   18,000   18,591,120
            5.000%, 08/01/20.............................    7,440    7,771,750
            5.000%, 08/01/20.............................    2,415    2,522,685
            5.000%, 09/01/20.............................      700      733,089
            5.000%, 10/01/20.............................    1,580    1,658,874
            5.000%, 10/01/20.............................    3,410    3,580,227
            5.000%, 10/01/20.............................    1,610    1,690,371
            5.000%, 10/01/20.............................   11,000   11,549,120
            5.000%, 11/01/20.............................    8,000    8,420,320
            5.000%, 02/01/21.............................    1,575    1,668,839
            5.000%, 02/01/21.............................      650      688,727
            5.000%, 04/01/21.............................      795      846,826
            5.000%, 08/01/21.............................    8,060    8,668,691
            5.000%, 08/01/21.............................      510      548,515
            5.000%, 08/01/21.............................    2,000    2,151,040

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
            5.000%, 08/01/21.............................    7,065  $ 7,598,549
            5.000%, 09/01/21.............................    2,645    2,851,998
            5.000%, 09/01/21.............................    7,845    8,458,950
            5.000%, 09/01/21.............................    6,070    6,545,038
            5.000%, 10/01/21.............................   17,155   18,544,555
            5.000%, 12/01/21.............................    2,000    2,172,880
            5.000%, 03/01/22.............................    1,075    1,176,340
            5.000%, 04/01/22.............................    1,800    1,974,546
            5.000%, 08/01/22.............................    2,250    2,492,258
            5.000%, 08/01/22.............................      785      869,521
            5.000%, 09/01/22.............................    2,290    2,542,656
            5.250%, 09/01/22.............................    5,750    6,430,857
            5.250%, 10/01/22.............................      500      560,635
California State (GO) Series A
(currency)  5.250%, 07/01/21 (Pre- refunded @ $100,
              7/1/19)....................................    8,635    8,689,141
(currency)  5.250%, 07/01/21 (Pre- refunded @ $100,
              7/1/19)....................................    2,820    2,837,681
California State (GO) Series B
            5.000%, 09/01/19.............................    5,000    5,059,550
            5.000%, 09/01/20.............................    3,600    3,770,172
            5.000%, 09/01/21.............................      840      905,738
California State (GO) (ETM) Series A
            4.600%, 07/01/19.............................    1,000    1,005,210
            5.000%, 07/01/19.............................   12,305   12,377,107
California State Department of Water Resources (RB)
  Series AS
            5.000%, 12/01/19.............................    2,070    2,113,532
            5.000%, 12/01/22.............................    3,355    3,780,615
California State Department of Water Resources (RB)
  (ETM) Series AS
            5.000%, 12/01/22.............................       35       39,307
California State Department of Water Resources Power
  Supply Revenue (RB) Series
            4.000%, 05/01/19.............................    1,515    1,515,000
            5.000%, 05/01/19.............................   22,610   22,610,000
            5.000%, 05/01/20.............................    4,005    4,149,300
California State Department of Water Resources Power
  Supply Revenue (RB) Series L
(currency)  5.000%, 05/01/22 (Pre- refunded @ $100,
              5/1/20)....................................    5,865    6,072,152

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources Power
  Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................   15,855  $16,981,815
            5.000%, 05/01/22.............................    2,305    2,549,745
California State Public Works Board (RB)
(currency)  5.500%, 03/01/25 (Pre- refunded @ $ 100,
              3/1/20)....................................    2,020    2,088,801
(currency)  6.125%, 11/01/29 (Pre- refunded @ $ 100,
              11/1/19)...................................    6,450    6,600,801
(currency)  6.000%, 11/01/34 (Pre- refunded @ $ 100,
              11/1/19)...................................      865      884,687
(currency)  6.375%, 11/01/34 (Pre- refunded @ $ 100,
              11/1/19)...................................    2,550    2,612,781
California State Public Works Board (RB) Series G-1
(currency)  5.750%, 10/01/30 (Pre- refunded @ $ 100,
              10/1/19)...................................   14,735   14,998,904
California State Public Works Board (RB) (ETM) Series
            5.000%, 09/01/21.............................    1,050    1,137,875
California State Public Works Board (RB) (ETM) Series F
            5.000%, 10/01/20.............................    2,015    2,116,758
California State University (RB) Series A
            5.000%, 11/01/19.............................    1,000    1,018,080
            5.000%, 11/01/21.............................    2,595    2,820,298
(currency)  5.250%, 11/01/34 (Pre- refunded @ $ 100,
              5/1/19)....................................    9,275    9,275,000
(currency)  6.000%, 11/01/40 (Pre- refunded @ $ 100,
              5/1/19)....................................    2,000    2,000,000
California State University (RB) Series A-
            5.000%, 11/01/19.............................    3,660    3,726,173
California Statewide Communities Dev. Authority (RB)
  (FHA INS)
(currency)  6.625%, 08/01/29 (Pre- refunded @ $ 100,
              8/1/19)....................................    2,225    2,252,946

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
California Statewide Communities Dev. Authority (RB)
  Series A
(currency)  6.000%, 08/15/42 (Pre- refunded @ $100,
              8/15/20)...................................    5,000  $ 5,286,750
Campbell Union High School District (GO) Series B
            3.000%, 08/01/19.............................      250      251,010
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................    1,160    1,166,392
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22.............................    3,050    3,301,411
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.............................      650      652,639
            5.000%, 06/15/20.............................      750      780,473
            5.000%, 06/15/20.............................    1,000    1,040,630
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/20.............................      865      900,145
            5.000%, 06/15/21.............................      250      268,648
City of Berkeley (RN)
            3.000%, 07/17/19.............................    7,000    7,019,810
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................      815      816,051
City of Los Angeles CA (RN)
            4.000%, 06/27/19.............................   30,735   30,841,036
City of Los Angeles CA (GO) Series A
            5.000%, 09/01/20.............................    9,400    9,853,268
City of Los Angeles CA (GO) Series B
            5.000%, 09/01/21.............................    4,700    5,085,823
City of Los Angeles Wastewater System Revenue (RB)
  Series A
(currency)  5.375%, 06/01/39 (Pre- refunded @ $100,
              6/1/19)....................................   19,000   19,060,610
City of Los Angeles Wastewater System Revenue (RB)
  Series B
            5.000%, 06/01/21.............................    1,400    1,503,446
City of Pasadena Electric Revenue (RB) Series A
            5.000%, 06/01/22.............................      385      426,853

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
            5.000%, 11/01/19.............................    5,920  $ 6,028,514
            5.000%, 11/01/20.............................    3,825    4,031,244
            5.000%, 11/01/20.............................    1,070    1,127,694
            5.000%, 11/01/21.............................    4,290    4,667,949
            4.000%, 11/01/22.............................    3,000    3,264,570
            5.000%, 11/01/22.............................    1,345    1,509,359
            5.000%, 11/01/23.............................    1,835    2,119,645
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series
            5.000%, 11/01/19.............................      275      280,041
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
(currency)  5.125%, 11/01/39 (Pre- refunded @ $100,
              11/1/19)...................................   12,875   13,112,415
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series F
(currency)  5.000%, 11/01/26 (Pre- refunded @ $100,
              11/1/20)...................................    3,510    3,697,645
(currency)  5.000%, 11/01/28 (Pre- refunded @ $100,
              11/1/20)...................................    4,200    4,424,532
City of Santa Rosa Wastewater Revenue (RB) Series A
            5.000%, 09/01/21.............................    1,760    1,905,323
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................      200      201,670
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................    1,000    1,031,640
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/19.............................    2,545    2,583,811
Contra Costa Water District (RB) Series U
            5.000%, 10/01/19.............................      350      355,338
County of Los Angeles CA (RN)
            4.000%, 06/28/19.............................   43,500   43,652,685
County of Riverside CA (RN)
            4.000%, 06/28/19.............................   33,625   33,739,325

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
County of Santa Clara CA (GO) Series A
(currency)  5.000%, 08/01/39
               (Pre-refunded @ $ 100, 8/1/19)............    5,355  $ 5,402,392
County of Ventura CA (RN)
            2.500%, 07/01/19.............................   41,500   41,558,930
Desert Community College District (GO)
            4.000%, 08/01/19.............................    1,750    1,761,498
            5.000%, 08/01/21.............................      665      718,293
Desert Sands Unified School District (GO)
            3.000%, 08/01/20.............................    1,250    1,275,725
            4.000%, 08/01/21.............................      450      476,141
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................      210      222,592
East Bay Regional Park District (GO) Series A-1
            5.000%, 09/01/20.............................      810      849,058
East Bay Regional Park District (GO) Series A-2
            5.000%, 09/01/20.............................    4,900    5,136,278
East Side Union High School District (GO)
            2.000%, 08/01/20.............................    1,055    1,062,533
East Side Union High School District (GO) Series B
            3.000%, 08/01/19.............................    4,000    4,015,560
El Monte Union High School District (GO)
            2.000%, 06/01/22.............................    1,080    1,097,410
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................      780      805,662
Evergreen School District (GO)
            5.000%, 08/01/19.............................      500      504,515
Fontana Unified School District (GO)
            5.000%, 08/01/19.............................    1,285    1,296,604
            4.000%, 08/01/20.............................    3,620    3,739,098
            4.000%, 08/01/21.............................      530      559,579
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19.............................      550      553,614
Fort Bragg Unified School District (GO) (AGM)
(currency)  5.500%, 08/01/31
               (Pre-refunded @ $ 100, 8/1/19)............      500      504,975

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 CALIFORNIA -- (Continued)
 Fremont Unified School District/Alameda County (GO)
   Series C
     5.000%, 08/01/19....................................   20,495  $20,680,070
     5.000%, 08/01/20....................................   13,340   13,943,368
 Fremont Union High School District (GO)
     5.000%, 08/01/20....................................    1,000    1,045,230
 Gavilan Joint Community College District (GO) Series A
     4.000%, 08/01/20....................................    2,100    2,168,565
     4.000%, 08/01/21....................................    1,500    1,587,825
 Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/23....................................    1,900    2,101,381
 Grossmont Union High School District (GO)
     4.000%, 08/01/20....................................    2,420    2,499,618
 Kern Community College District (GO)
     4.000%, 08/01/20....................................    5,000    5,164,500
 Kern High School District (GO) Series A
     3.000%, 08/01/19....................................    1,925    1,932,296
 Livermore Valley Joint Unified School District (GO)
     5.000%, 08/01/20....................................      800      836,184
 Long Beach Unified School District (GO) Series A
     5.000%, 08/01/20....................................    7,375    7,708,571
 Los Altos Elementary School District (GO)
     5.000%, 08/01/19....................................      975      983,804
     4.000%, 08/01/21....................................    1,550    1,639,683
 Los Angeles Community College District (GO)
     5.000%, 08/01/21....................................    2,890    3,120,275
 Los Angeles Community College District (GO) Series
     5.000%, 08/01/23....................................    3,350    3,844,158
 Los Angeles Community College District (GO) Series A
     5.000%, 08/01/20....................................   10,000   10,445,900
     5.000%, 08/01/21....................................    3,625    3,913,840
 Los Angeles Community College District (GO) Series C
     5.000%, 08/01/20....................................    4,080    4,261,927

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CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 CALIFORNIA -- (Continued)
 Los Angeles County Metropolitan Transportation
   Authority (RB)
     5.000%, 07/01/19....................................   13,665  $13,746,990
     5.000%, 07/01/20....................................   11,960   12,467,941
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series A
     5.000%, 07/01/20....................................    3,005    3,132,622
     5.000%, 07/01/21....................................    9,000    9,693,090
     5.000%, 07/01/22....................................    1,765    1,960,739
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series B
     5.000%, 06/01/19....................................    1,000    1,002,950
 Los Angeles County Metropolitan Transportation
   Authority (RB) Series C
     5.000%, 07/01/21....................................    1,400    1,507,814
 Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/19....................................    1,000    1,005,860
     4.000%, 07/01/20....................................      500      515,005
     4.000%, 07/01/21....................................      700      739,186
     5.000%, 07/01/21....................................    1,500    1,615,845
 Los Angeles Department of Water & Power Power System
   Revenue (RB) Series A
     5.000%, 07/01/19....................................    2,250    2,263,185
     5.000%, 07/01/19....................................    4,230    4,254,788
     5.000%, 07/01/20....................................    1,050    1,093,596
     5.000%, 07/01/21....................................    1,750    1,883,210
     5.000%, 07/01/21....................................    2,000    2,152,240
 Los Angeles Department of Water & Power Power System
   Revenue (RB) Series D
     5.000%, 07/01/20....................................    1,000    1,041,520
     5.000%, 07/01/21....................................      875      941,605
 Los Angeles Unified School District (GO) Series A
     5.000%, 07/01/19....................................    4,595    4,621,100
     5.000%, 07/01/19....................................    6,330    6,365,954
     5.000%, 07/01/19....................................    3,590    3,610,391
     5.000%, 07/01/21....................................    3,500    3,748,570
 Los Angeles Unified School District (GO) Series A-2
     5.000%, 07/01/21....................................    4,625    4,953,467
 Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/19....................................    2,400    2,413,632

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
            5.000%, 07/01/22..............................    1,350  $1,488,672
Los Angeles Unified School District (GO) Series B-1
            5.000%, 07/01/19..............................    6,080   6,114,534
Los Angeles Unified School District (GO) Series C
            5.000%, 07/01/20..............................    1,895   1,971,198
            5.000%, 07/01/22..............................    5,560   6,131,123
            5.000%, 07/01/23..............................    2,000   2,267,040
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/19..............................    3,390   3,409,255
Los Rios Community College District (GO) Series A
(currency)  4.750%, 08/01/32
               (Pre-refunded @ $ 100, 8/1/20).............    5,000   5,204,350
Los Rios Community College District (GO) Series C
            2.000%, 08/01/19..............................    2,265   2,268,760
Los Rios Community College District (GO) Series F
            2.000%, 08/01/19..............................    2,740   2,744,548
            2.000%, 08/01/20..............................    2,365   2,384,511
Manhattan Beach Unified School District (GO) Series A
            4.000%, 09/01/19..............................    1,000   1,008,790
            5.000%, 09/01/20..............................    1,575   1,650,947
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21..............................      500     530,100
Marin Community College District (GO) Series B
(currency)  5.000%, 08/01/38
               (Pre-refunded @ $ 100, 8/1/19).............    5,265   5,311,595
Metropolitan Water District of Southern California (RB)
  Series A
            5.000%, 07/01/19..............................    8,000   8,047,600
Metropolitan Water District of Southern California (RB)
  Series C
            5.000%, 07/01/19..............................    3,000   3,017,850
Mountain View Los Altos Union High School District (GO)
  Series A
            4.000%, 08/01/19..............................    9,175   9,235,280

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

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (AGM)
            4.000%, 08/01/19..............................    1,430  $1,439,395
New Haven Unified School District (GO) (BAM) Series B
            5.000%, 08/01/21..............................    3,100   3,346,295
Northern California Power Agency (RB) Series A
            5.000%, 07/01/19..............................    1,000   1,005,900
Oakland Unified School District/Alameda County (GO)
            5.000%, 08/01/19..............................    1,000   1,008,350
            5.000%, 08/01/20..............................      600     625,074
Oakland Unified School District/Alameda County (GO)
  Series A
            5.000%, 08/01/19..............................    3,635   3,665,352
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24..............................    5,295   6,174,341
Oxnard Union High School District (GO) Series A
            4.000%, 08/01/19..............................    2,750   2,768,067
            4.000%, 08/01/20..............................    3,000   3,098,700
Padre Dam Municipal Water District Series A Series A
(currency)  5.250%, 10/01/34
               (Pre-refunded @ $100, 10/1/19).............    6,100   6,195,465
Palm Springs Unified School District (GO) Series D
            3.000%, 08/01/20..............................    3,120   3,182,244
Palo Alto Unified School District (GO)
            5.000%, 08/01/19..............................    8,000   8,072,240
Palomar Community College District (GO)
            5.000%, 05/01/23..............................      715     816,165
Pasadena Unified School District (GO)
            5.000%, 05/01/20..............................      550     569,987
Peralta Community College District (GO)
            5.000%, 08/01/19..............................    2,220   2,240,047
Peralta Community College District (GO) Series B
            5.000%, 08/01/22..............................    1,845   2,046,751
Redwood City School District (GO)
            4.000%, 08/01/19..............................    1,000   1,006,570

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
            4.000%, 08/01/20..............................      450  $  464,805
Riverside Unified School District (GO) Series A
            5.000%, 08/01/19..............................    6,200   6,255,986
Sacramento Municipal Utility District (RB)
            5.000%, 07/01/19..............................    3,655   3,676,564
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/21..............................    2,550   2,755,428
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/19..............................    3,350   3,384,237
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21..............................      750     810,420
San Diego Community College District (GO)
(currency)  5.000%, 08/01/41
               (Pre-refunded @ $100, 8/1/21)..............    6,800   7,349,032
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20..............................    1,385   1,434,625
            5.000%, 05/01/21..............................      550     588,863
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22..............................    6,175   6,836,960
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
(currency)  5.000%, 05/15/22
               (Pre-refunded @ $100, 5/15/19).............    1,695   1,697,170
(currency)  5.250%, 05/15/24
               (Pre-refunded @ $100, 5/15/20).............    1,235   1,283,474
(currency)  5.250%, 05/15/39
               (Pre-refunded @ $100, 5/15/19).............    3,500   3,504,830
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.000%, 05/15/20
               (Pre-refunded @ $100, 5/15/19).............    4,615   4,620,999

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
(currency)  5.000%, 08/01/20
               (Pre-refunded @ $100, 8/1/19).............    1,045  $ 1,054,123
(currency)  5.375%, 08/01/34
               (Pre-refunded @ $100, 8/1/19).............   13,350   13,478,827
San Diego Unified School District (GO) Series A
            4.000%, 07/01/20.............................   10,000   10,289,200
San Diego Unified School District (GO) Series H-2
            5.000%, 07/01/19.............................   15,210   15,297,457
San Diego Unified School District (GO) Series K-1
            5.000%, 07/01/19.............................    2,675    2,690,381
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/23.............................    2,000    2,279,160
San Francisco Bay Area Rapid Transit District (GO)
  Series C
            4.000%, 08/01/19.............................      300      301,965
San Francisco Community College District (GO)
            5.000%, 06/15/19.............................    1,625    1,632,085
            5.000%, 06/15/20.............................    3,450    3,590,173
            5.000%, 06/15/22.............................    2,000    2,221,380
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/20.............................    5,000    5,062,200
San Francisco Unified School District (GO)
            5.000%, 06/15/21.............................    3,200    3,437,984
San Francisco Unified School District (GO) Series A
            3.000%, 06/15/20.............................    5,320    5,416,558
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.............................    1,750    1,779,068
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36
               (Pre-refunded @ $100, 3/1/21).............    1,175    1,271,432

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 CALIFORNIA -- (Continued)
 San Jose Evergreen Community College District (GO)
     5.000%, 09/01/21....................................      250  $   270,763
 San Jose Evergreen Community College District (GO)
   Series A
     3.000%, 09/01/19....................................    1,000    1,005,510
 San Juan Unified School District (GO)
     2.000%, 08/01/19....................................   14,330   14,353,788
     3.000%, 08/01/22....................................    1,200    1,259,772
 San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21....................................      265      279,185
 San Mateo County Community College District (GO)
     4.000%, 09/01/21....................................    1,310    1,388,862
 San Mateo County Community College District (GO)
   Series B
     4.000%, 09/01/19....................................    1,210    1,220,636
     4.000%, 09/01/20....................................      755      781,485
 San Rafael City High School District (GO) Series B
     3.000%, 08/01/19....................................      735      738,028
     4.000%, 08/01/20....................................      305      315,035
 San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21....................................    4,225    4,470,430
 Santa Barbara Unified School District (RN)
     3.000%, 06/28/19....................................    5,000    5,009,900
 Santa Clara Unified School District (GO)
     5.000%, 07/01/20....................................    5,000    5,211,150
 Santa Clara Valley Transportation Authority (RB)
   Series A
     5.000%, 06/01/19....................................    2,000    2,005,840
 Santa Monica Community College District (GO) Series A
     5.000%, 08/01/19....................................      315      317,844
 Santa Monica Community College District (GO) Series D
     4.000%, 08/01/20....................................    1,000    1,032,900

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 CALIFORNIA -- (Continued)
 Santa Monica-Malibu Unified School District (GO)
   Series D
             4.000%, 08/01/20............................    5,765  $ 5,954,668
 Sonoma County (RB)
             5.000%, 09/01/19............................    6,035    6,106,032
 Sonoma Valley Unified School District (GO)
             3.000%, 08/01/19............................      600      602,472
 South Bay Union School District/San Diego County (GO)
   (AGC) Series A
 (currency)  6.000%, 08/01/23
                (Pre-refunded @ $100, 8/1/19)............      700      707,917
 Southern California Public Power Authority (RB)
             5.000%, 07/01/20............................    1,175    1,224,056
 Southwestern Community College District (GO)
             5.000%, 08/01/19............................    2,230    2,249,847
 Tustin Unified School District (GO)
 (currency)  6.000%, 08/01/36
                (Pre-refunded @ $100, 8/1/21)............    1,500    1,652,430
 University of California (RB) Series G
 (currency)  5.000%, 05/15/37
                (Pre-refunded @ $100, 5/15/22)...........   14,770   16,340,346
 University of California (RB) Series O
 (currency)  5.750%, 05/15/25
                (Pre-refunded @ $100, 5/15/19)...........    2,000    2,003,100

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         ------- --------------
                                                          (000)
CALIFORNIA -- (Continued)
(currency)  5.250%, 05/15/39
               (Pre-refunded @ $100, 5/15/19).........    2,875  $    2,878,939
Victor Valley Community College District (GO) Series C
(currency)  5.750%, 08/01/44
               (Pre-refunded @ $100, 8/1/19)..........    3,150       3,183,673
Walnut Valley Unified School District (GO) Series A
            5.000%, 08/01/19..........................    3,050       3,077,541
Washington Unified School District (GO)
            4.000%, 08/01/20..........................    1,000       1,031,640
West Contra Costa Unified School District (GO) (AGM)
            5.000%, 08/01/20..........................      820         856,252
            5.000%, 08/01/21..........................    2,350       2,532,901
West Contra Costa Unified School District (GO)
  Series B
            6.000%, 08/01/21..........................    1,000       1,099,850
West Valley-Mission Community College District (GO)
  Series A
            3.000%, 08/01/20..........................    7,020       7,167,069
Westlands Water District (RB) (AGM) Series A
            4.000%, 09/01/20..........................    1,045       1,078,430
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,248,999,246)                                          $1,250,629,307
                                                                 ==============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Municipal Bonds..................   --    $1,250,629,307   --    $1,250,629,307
                                    --    --------------   --    --------------
TOTAL............................   --    $1,250,629,307   --    $1,250,629,307
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21.............................      240  $   253,229
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................      385      387,426
Anaheim Housing & Public Improvements Authority (RB)
(currency)  5.000%, 10/01/32 (Pre-refunded @ $100,
            10/1/21).....................................      235      254,775
(currency)  5.000%, 10/01/33 (Pre-refunded @ $100,
            10/1/21).....................................      965    1,046,205
(currency)  5.000%, 10/01/34 (Pre-refunded @ $100,
            10/1/21).....................................      400      433,660
(currency)  5.000%, 10/01/41 (Pre-refunded @ $100,
            10/1/21).....................................      960    1,040,784
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................      855      862,721
            5.000%, 08/01/23.............................    1,905    2,184,292
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................      850    1,002,473
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................      500      527,560
            5.000%, 08/01/22.............................    1,650    1,832,638
Arcadia Unified School District (GO)
            3.000%, 08/01/26.............................    1,035    1,130,903
Azusa Unified School District (GO)
            4.000%, 07/01/21.............................      400      422,128
            5.000%, 07/01/21.............................      825      888,162
Bay Area Toll Authority (RB) Series S-4
(currency)  5.000%, 04/01/30 (Pre-refunded @ $100,
            4/1/23)......................................   10,500   11,921,700

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Berkeley Unified School District (GO)
             5.000%, 08/01/19.............................      325  $  327,935
 Berkeley Unified School District (GO) Series
             5.000%, 08/01/23.............................      600     689,040
 Berkeley Unified School District (GO) Series E
             5.000%, 08/01/27.............................      455     576,089
             5.000%, 08/01/28.............................    2,540   3,279,267
 Beverly Hills Unified School District (GO)
             2.000%, 08/01/21.............................      145     146,866
             2.000%, 08/01/22.............................    2,805   2,856,023
 Buena Park School District (GO) (AGM)
             2.500%, 08/01/21.............................       75      76,541
 Burbank Unified School District (GO)
             5.000%, 08/01/24.............................      300     353,649
 Butte-Glenn Community College District (GO)
             2.500%, 08/01/20.............................      550     557,925
 California Infrastructure & Economic Dev. Bank (RB)
   (FGIC) (ETM)
             5.000%, 07/01/25.............................    2,500   3,013,275
 California Infrastructure & Economic Development Bank
   (RB) (AMBAC)
 (currency)  5.000%, 07/01/36 (Pre-refunded @ $ 100,
             1/1/28)......................................      225     285,406
 California Municipal Finance Authority (RB)
 (currency)  5.750%, 01/01/33 (Pre-refunded @ $ 100,
             1/1/22)......................................      750     834,165
 (currency)  6.000%, 01/01/42 (Pre-refunded @ $ 100,
             1/1/22)......................................    3,905   4,368,641
 California State (GO)
             3.125%, 10/01/19.............................      100     100,721
             5.000%, 10/01/19.............................      500     507,460
             4.000%, 11/01/19.............................      135     136,754
             5.250%, 02/01/20.............................      500     514,360
             5.000%, 11/01/20.............................      750     789,405
             4.000%, 12/01/20.............................      750     779,647

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
CALIFORNIA -- (Continued)
    5.000%, 02/01/21.....................................      700  $   741,706
    5.000%, 04/01/21.....................................      475      505,965
    5.000%, 09/01/21.....................................      460      496,000
    5.000%, 09/01/21.....................................    3,705    3,994,953
    5.000%, 09/01/21.....................................      175      188,696
    5.000%, 10/01/21.....................................      200      216,200
    5.000%, 02/01/22.....................................    2,575    2,810,793
    5.000%, 04/01/22.....................................      940    1,031,152
    5.000%, 08/01/22.....................................    1,250    1,384,587
    4.000%, 09/01/22.....................................      525      565,960
    5.000%, 09/01/22.....................................      625      693,956
    5.250%, 09/01/22.....................................    2,585    2,891,090
    5.000%, 10/01/22.....................................    1,000    1,113,000
    5.250%, 10/01/22.....................................    2,380    2,668,623
    5.000%, 12/01/22.....................................    1,245    1,392,283
    5.000%, 02/01/23.....................................    1,400    1,571,374
    5.000%, 08/01/23.....................................    1,500    1,706,625
    5.000%, 09/01/23.....................................    1,635    1,864,325
    5.000%, 10/01/23.....................................      100      114,276
    5.000%, 11/01/23.....................................      875    1,002,094
    5.000%, 05/01/24.....................................      975    1,130,483
    5.000%, 09/01/24.....................................    1,000    1,169,120
    5.000%, 10/01/24.....................................    2,400    2,811,672
    5.000%, 11/01/24.....................................      850      997,840
    5.500%, 02/01/25.....................................    1,000    1,207,710
    5.000%, 08/01/25.....................................    3,000    3,582,960
    5.000%, 08/01/25.....................................    3,275    3,911,398
    5.000%, 08/01/25.....................................    4,500    5,374,440
    5.000%, 10/01/25.....................................    1,000    1,198,860
    5.000%, 11/01/25.....................................    4,000    4,804,480
    5.000%, 08/01/26.....................................    1,000    1,220,390
    5.000%, 08/01/26.....................................      800      976,312
    5.000%, 08/01/26.....................................    1,400    1,708,546
    5.000%, 08/01/26.....................................    2,850    3,478,111
    5.000%, 09/01/26.....................................      305      372,820
    3.500%, 08/01/27.....................................    2,220    2,479,185
    5.000%, 08/01/27.....................................    8,750   10,879,487
    5.000%, 08/01/28.....................................    1,000    1,263,570
    5.000%, 10/01/28.....................................    4,750    6,016,160
    5.000%, 04/01/29.....................................    5,000    6,370,300
California State (GO) Series B
    5.000%, 09/01/21.....................................    1,060    1,142,956
    5.000%, 09/01/21.....................................    1,700    1,833,042
    5.000%, 09/01/23.....................................    2,285    2,605,494
California State (GO) (ETM) Series A
    5.000%, 07/01/19.....................................    1,400    1,408,204
California State Department of Water Resources (RB)
  Series
    5.000%, 12/01/22.....................................    3,210    3,617,221
    5.000%, 12/01/23.....................................      900    1,043,730

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 California State Department of Water Resources (RB)
   Series AM
             5.000%, 12/01/22.............................    4,105  $4,625,760
 California State Department of Water Resources (RB)
   Series AQ
 (currency)  4.000%, 12/01/32 (Pre- refunded @ $ 100,
               6/1/23)....................................    5,000   5,518,000
 California State Department of Water Resources (RB)
   Series AS
             5.000%, 12/01/19.............................      530     541,146
             5.000%, 12/01/22.............................    1,485   1,673,387
             5.000%, 12/01/24.............................    1,000   1,192,170
 California State Department of Water Resources (RB)
   Series BA
             5.000%, 12/01/28.............................    4,000   5,195,760
 California State Department of Water Resources (RB)
   (ETM) Series AS
             5.000%, 12/01/19.............................       15      15,308
             5.000%, 12/01/22.............................       15      16,846
 California State Department of Water Resources Power
   Supply Revenue (RB) Series
             4.000%, 05/01/19.............................      455     455,000
             5.000%, 05/01/19.............................      925     925,000
             5.000%, 05/01/20.............................    3,380   3,501,781
 California State Department of Water Resources Power
   Supply Revenue (RB) Series L
 (currency)  5.000%, 05/01/22 (Pre- refunded @ $ 100,
               5/1/20)....................................      610     631,545
 California State Department of Water Resources Power
   Supply Revenue (RB) Series O
             5.000%, 05/01/21.............................    3,640   3,898,695
             5.000%, 05/01/22.............................    7,410   8,196,794
 California State Public Works Board (RB) (ETM) Series
             5.000%, 09/01/20.............................    1,000   1,047,540
             5.000%, 09/01/21.............................    1,740   1,885,621

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 California State Public Works Board (RB) (ETM) Series F
             5.000%, 10/01/20.............................      500  $  525,250
 California State University (RB) Series A
             5.000%, 11/01/19.............................    3,000   3,054,240
             5.000%, 11/01/20.............................      685     721,935
             5.000%, 11/01/25.............................    1,015   1,233,052
             5.000%, 11/01/25.............................    2,000   2,429,660
 California State University (RB) Series A-
             5.000%, 11/01/19.............................      450     458,136
 California State University (RB) (AGM) Series C
             5.000%, 11/01/22.............................      100     112,038
 California Statewide Communities Dev. Authority (RB)
 (currency)  6.000%, 06/01/33.............................
              (Pre-refunded @ $100, 6/1/21)...............    1,295   1,415,590
 Capistrano Unified School District School Facilities
   Improvement District No. 1 (GO)
             4.000%, 08/01/22.............................      170     183,449
 Carlsbad Unified School District (GO)
             5.000%, 08/01/21.............................      230     248,432
             5.000%, 08/01/24.............................      325     384,563
 Central Marin Sanitation Agency (RB)
             4.000%, 09/01/21.............................    1,425   1,509,431
 Chabot-Las Positas Community College District (GO)
             5.000%, 08/01/22.............................      900   1,002,960
             4.000%, 08/01/23.............................    1,970   2,176,220
 Chaffey Community College District (GO) Series E
             4.000%, 06/01/22.............................      335     361,562
 Chico Unified School District (GO) Series A-2
             4.000%, 08/01/24.............................      250     281,178
 Chino Valley Unified School District (GO) Series A
             4.000%, 08/01/21.............................      200     211,344
 Chula Vista Elementary School District (GO)
             5.000%, 08/01/22.............................    1,835   2,040,593

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
Chula Vista Municipal Financing Authority (RB)
    5.000%, 05/01/25......................................      250  $  298,763
City & County of San Francisco (GO)
    4.000%, 06/15/20......................................      800     823,648
    5.000%, 06/15/20......................................    1,715   1,784,680
City & County of San Francisco (GO) Series
    5.000%, 06/15/20......................................      575     598,362
    5.000%, 06/15/20......................................    2,000   2,081,260
    5.000%, 06/15/22......................................    2,200   2,438,524
    5.000%, 06/15/24......................................    1,000   1,172,120
City & County of San Francisco (GO) Series A
    4.750%, 06/15/19......................................      545     547,213
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/20......................................      500     520,315
    5.000%, 06/15/21......................................    2,315   2,487,676
City of Grover Beach (GO)
    5.000%, 09/01/23......................................      360     414,238
City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19......................................      250     250,323
City of Los Angeles (GO) Series B
    5.000%, 09/01/19......................................      600     607,242
    5.000%, 09/01/24......................................    1,000   1,184,250
City of Los Angeles CA (GO) Series A
    5.000%, 09/01/20......................................      445     466,458
City of Oakland (GO) Series A
    5.000%, 01/15/25......................................      500     594,680
City of Pacifica COP
    5.000%, 01/01/24......................................      250     289,125
City of Pasadena Electric Revenue (RB) Series A
    5.000%, 06/01/22......................................    1,000   1,108,710
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
    5.000%, 11/01/21......................................      865     941,206
    5.000%, 11/01/22......................................    1,335   1,498,137
    5.000%, 11/01/23......................................    1,475   1,703,802
    5.000%, 11/01/24......................................    1,250   1,484,025
    5.000%, 11/01/25......................................    1,000   1,218,980
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series
    5.000%, 11/01/19......................................      420     427,699

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 (currency)  5.000%, 11/01/23 (Pre-refunded @ $100,
               11/1/20)...................................    1,000  $1,053,460
 (currency)  5.500%, 11/01/30 (Pre-refunded @ $100,
               11/1/20)...................................    1,000   1,060,840
 Coachella Valley Unified School District (GO) (BAM)
             4.000%, 08/01/22.............................      825     890,538
 Colton Joint Unified School District (GO)
             5.000%, 08/01/21.............................      900     970,254
 Conejo Valley Unified School District (GO) Series
             5.000%, 08/01/21.............................      500     539,840
 Contra Costa Transportation Authority (RB) Series
 (currency)  5.000%, 03/01/23 (Pre-refunded @ $100,
               3/1/20)....................................      500     514,970
 Contra Costa Transportation Authority (RB) Series A
             5.000%, 03/01/22.............................      470     517,056
             5.000%, 03/01/24.............................    1,250   1,460,962
 Contra Costa Transportation Authority (RB) Series B
             5.000%, 03/01/27.............................    1,250   1,570,412
 Contra Costa Water District (RB) Series Q
             5.000%, 10/01/22.............................      505     565,822
 Corona-Norco Unified School District (GO) Series B
             3.000%, 08/01/23.............................      500     531,820
             5.000%, 08/01/27.............................      150     188,597
 Culver City School Facilities Financing Authority (RB)
   (AGM)
             5.500%, 08/01/26.............................      855   1,081,720
 Cupertino Union School District (GO) Series B
             4.000%, 08/01/21.............................      400     423,328
 Davis Joint Unified School District Community Facilities
   District (ST) (AGM)
             3.000%, 08/15/19.............................      500     501,995
             3.000%, 08/15/22.............................    1,000   1,044,470
 Desert Sands Unified School District (GO)
             5.000%, 08/01/21.............................    3,000   3,241,110
 Dublin Unified School District (GO)
             5.000%, 08/01/22.............................      875     975,984

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
    5.000%, 08/01/23......................................    1,665  $1,913,568
East Bay Regional Park District (GO) Series A-
    5.000%, 09/01/27......................................      550     698,027
East Side Union High School District (GO)
    4.000%, 08/01/21......................................      600     633,210
East Side Union High School District (GO) Series A
    3.000%, 08/01/21......................................      575     594,170
East Side Union High School District (GO) Series D
    3.000%, 08/01/19......................................      825     828,209
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21......................................    1,285   1,354,660
Elsinore Valley Municipal Water District Financing
  Authority (RB) Series A
    5.000%, 07/01/24......................................      200     235,244
Enterprise Elementary School District (GO)
    4.000%, 09/01/19......................................      500     504,395
Fallbrook Union Elementary School District (GO) Series A
    5.000%, 08/01/20......................................      200     209,046
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) (AGM) Series B
    5.000%, 10/01/26......................................      250     310,398
Folsom Cordova Unified School District School Facilities
  Improvement Dist No. 5 (GO) Series C
    5.000%, 10/01/25......................................      100     121,307
Fontana Unified School District (GO)
    5.000%, 08/01/19......................................      600     605,418
    4.000%, 08/01/21......................................    1,585   1,673,459
    4.000%, 08/01/22......................................      875     945,096
Fountain Valley Public Finance Authority (RB) Series
    5.000%, 07/01/24......................................      250     293,918
Franklin-Mckinley School District (GO)
    4.000%, 08/01/23......................................      325     358,316
Fresno Unified School District (GO) (AGM) Series A
    4.500%, 08/01/20......................................      480     498,749

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
Gilroy Unified School District (GO) (AGM)
    4.000%, 08/01/24......................................    2,615  $2,950,975
Grossmont Healthcare District (GO) Series
    5.000%, 07/15/23......................................      100     114,342
Grossmont Union High School District (GO)
    5.000%, 08/01/27......................................      500     627,345
Hacienda La Puente Unified School District (GO) (NATL)
    5.000%, 08/01/23......................................      225     257,688
Jurupa Unified School District (GO) (AGM)
    5.000%, 08/01/20......................................      725     757,697
Kern High School District (GO) (AGM)
    5.000%, 08/01/19......................................      250     252,175
Kern High School District (GO) Series A
    3.000%, 08/01/20......................................    3,885   3,958,155
    3.000%, 08/01/26......................................      895     975,371
Kern High School District (GO) Series E
    2.000%, 08/01/19......................................    1,350   1,351,809
    2.000%, 08/01/20......................................    2,435   2,450,876
    3.000%, 08/01/21......................................      465     481,759
Lakeside Union School District/ San Diego County (GO)
    5.000%, 08/01/23......................................      695     795,664
Lancaster Financing Authority (NATL) (ETM)
    5.250%, 02/01/20......................................      540     555,185
Liberty Union High School District (GO)
    5.000%, 08/01/20......................................      380     397,187
    4.000%, 08/01/21......................................      500     528,700
Lompoc Unified School District (GO) (AGC)
    5.250%, 08/01/20......................................      540     566,087
Long Beach Unified School District (GO)
    5.000%, 08/01/20......................................    1,500   1,567,845
    5.000%, 08/01/26......................................      200     248,384
Los Altos Elementary School District (GO)
    4.000%, 08/01/21......................................      250     264,465
    4.000%, 08/01/21......................................      470     497,302
Los Angeles Community College District (GO) Series
    5.000%, 08/01/23......................................      650     745,881

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO) Series A
    5.000%, 08/01/21......................................    2,725  $2,942,128
    5.000%, 08/01/23......................................      340     390,153
    5.000%, 08/01/24......................................      250     295,123
Los Angeles Community College District (GO) Series C
    5.000%, 08/01/19......................................      950     958,455
    5.000%, 08/01/22......................................      400     445,624
    5.000%, 08/01/25......................................    1,240   1,502,223
    5.000%, 06/01/26......................................    2,500   3,089,850
Los Angeles County Metropolitan Transportation Authority
  (RB)
    5.000%, 07/01/20......................................      830     865,250
    5.000%, 07/01/20......................................      300     312,741
Los Angeles County Metropolitan Transportation Authority
  (RB) Series
    5.000%, 07/01/27......................................    3,565   4,493,682
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/19......................................    1,000   1,006,000
    5.000%, 07/01/21......................................      520     559,811
    5.000%, 07/01/22......................................      870     967,057
    5.000%, 07/01/25......................................    1,590   1,922,262
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A-
    5.000%, 07/01/25......................................    3,435   4,148,278
Los Angeles County Metropolitan Transportation Authority
  (RB) Series B
    5.000%, 06/01/19......................................      370     371,092
    5.000%, 06/01/20......................................      500     519,725
    5.000%, 07/01/20......................................      525     547,297
Los Angeles County Metropolitan Transportation Authority
  (RB) Series C
    5.000%, 07/01/20......................................      525     547,297
Los Angeles County Public Works Financing Authority (RB)
  Series
    5.000%, 12/01/25......................................      165     200,500
Los Angeles Department of Water (RB) Series A
    5.000%, 07/01/24......................................    1,450   1,708,680

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
Los Angeles Department of Water (RB) Series B
    5.000%, 07/01/20......................................      500  $  520,760
    5.000%, 07/01/22......................................      435     483,529
    5.000%, 07/01/28......................................      750     964,762
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series
    5.000%, 07/01/26......................................    1,665   2,056,425
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series A
    5.000%, 07/01/19......................................      370     372,168
    5.000%, 07/01/19......................................    1,195   1,202,003
    5.000%, 07/01/20......................................      600     624,912
    5.000%, 07/01/21......................................    1,000   1,076,120
    5.000%, 07/01/21......................................    2,950   3,174,554
    5.000%, 07/01/21......................................    1,650   1,775,598
Los Angeles Department of Water & Power Power System
  Revenue (RB) Series B
    5.000%, 07/01/24......................................    5,000   5,875,200
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/20......................................      790     803,612
    5.000%, 07/01/20......................................      150     156,032
    2.000%, 07/01/22......................................    1,515   1,530,165
    5.000%, 07/01/22......................................    1,115   1,229,533
    5.000%, 07/01/24......................................      720     835,582
    5.000%, 07/01/26......................................    1,270   1,537,868
    5.000%, 07/01/27......................................    1,500   1,848,120
Los Angeles Unified School District (GO) Series A-1
    5.000%, 07/01/21......................................    1,710   1,831,444
Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21......................................    2,600   2,784,652
Los Angeles Unified School District (GO) Series B-1
    5.000%, 07/01/27......................................      500     616,040
Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/22......................................      500     551,360
    5.000%, 07/01/23......................................    3,050   3,457,236
Los Rios Community College District (GO)
    5.000%, 08/01/19......................................    2,965   2,991,774

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Los Rios Community College
 District (GO) Series B
     5.000%, 08/01/23.....................................      510  $  586,367
 Los Rios Community College District (GO) Series F
     3.000%, 08/01/21.....................................      800     828,648
 Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21.....................................      450     483,466
     5.000%, 08/01/22.....................................      485     536,570
 Manhattan Beach Unified School District (GO) Series C
     3.500%, 09/01/21.....................................    1,185   1,242,792
 Manhattan Beach Unified School District (GO) Series E
     3.000%, 09/01/22.....................................      660     694,564
 Metropolitan Water District of Southern California (RB)
   Series A
     5.000%, 07/01/19.....................................    1,090   1,096,485
 Montebello Unified School District (GO)
     5.000%, 08/01/20.....................................      415     432,662
 Moreland School District (GO) Series B
     5.000%, 08/01/21.....................................      500     539,260
 Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20.....................................    1,470   1,547,469
 Morongo Unified School District (GO)
     3.000%, 08/01/22.....................................      480     502,507
 Morongo Unified School District (GO) Series A
     5.000%, 08/01/24.....................................      100     117,220
     5.000%, 08/01/25.....................................       80      96,018
     5.000%, 08/01/26.....................................      220     269,997
     5.000%, 08/01/27.....................................      120     149,934
 Mount Diablo Unified School District (GO)
     3.250%, 08/01/19.....................................      500     502,365
 Mount Diablo Unified School District (GO) Series G
     3.000%, 08/01/24.....................................      800     861,664
 Municipal Improvement Corp.of Los Angeles (RB) Series A
     5.000%, 11/01/24.....................................      325     384,716

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CONTINUED


                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
New Haven Unified School District (GO) (AGC) (ETM)
   5.000%, 08/01/19.......................................       55  $   55,487
New Haven Unified School District (GO) (AGC)
   5.000%, 08/01/19.......................................       95      95,858
Northern Humboldt Union High School District (GO)
   4.000%, 08/01/26.......................................      220     253,735
Oak Park Unified School District (GO)
   4.000%, 08/01/22.......................................      445     480,649
Oakland Unified School District/ Alameda County (GO)
   5.000%, 08/01/20.......................................    1,005   1,046,999
   5.000%, 08/01/22.......................................    1,500   1,653,480
   5.000%, 08/01/24.......................................      900   1,034,406
   5.000%, 08/01/26.......................................      575     686,602
Oakland Unified School District/ Alameda County (GO)
  Series
   5.000%, 08/01/21.......................................      610     655,366
   4.000%, 08/01/22.......................................      350     374,812
   4.000%, 08/01/24.......................................      500     549,875
   5.000%, 08/01/25.......................................      540     633,398
Oakland Unified School District/ Alameda County (GO)
  Series A
   5.000%, 08/01/22.......................................    3,000   3,306,960
   5.000%, 08/01/25.......................................      750     879,720
Oakland Unified School District/ Alameda County (GO)
  Series B
   5.000%, 08/01/24.......................................    1,675   1,925,144
Oakland Unified School District/ Alameda County (GO)
  Series C
   5.000%, 08/01/20.......................................      255     265,656
   5.000%, 08/01/26.......................................      500     597,045
Oakland Unified School District/ Alameda County (GO) (AGM)
   5.000%, 08/01/23.......................................      300     340,929
   5.000%, 08/01/24.......................................    1,125   1,305,180
   5.000%, 08/01/25.......................................    1,250   1,466,200
Orange County Sanitation District (RB) Series A
   5.000%, 02/01/23.......................................    1,240   1,404,362
Oxnard Union High School District (GO)
   4.000%, 08/01/21.......................................      320     338,589

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
   4.000%, 08/01/22.......................................      500  $  541,710
Palm Springs Unified School District (GO)
   5.000%, 08/01/19.......................................      500     504,450
Palomar Community College District (GO)
   5.000%, 05/01/21.......................................      965   1,034,181
Palomar Community College District (GO) Series D
   5.000%, 08/01/23.......................................      150     172,461
Palos Verdes Peninsula Unified School District (GO)
  Series B
   5.000%, 11/01/21.......................................      250     272,220
Pasadena Unified School District (GO) Series B
   5.000%, 08/01/24.......................................      800     942,176
Piedmont Unified School District (GO)
   3.000%, 08/01/20.......................................      845     862,390
Plumas Unified School District (GO) (AGM)
   5.250%, 08/01/21.......................................      800     865,744
Porterville Unified School District Facilities
  Improvement District (GO) (AGM) Series B
   5.000%, 08/01/19.......................................      325     327,935
Poway Unified School District (GO)
   5.000%, 08/01/19.......................................      200     201,806
Rancho Santiago Community College District (GO) (AGM)
   5.250%, 09/01/20.......................................      500     525,755
Redlands Financing Authority (RB) Series
   5.000%, 09/01/22.......................................    1,290   1,439,459
Redlands Unified School District (GO)
   5.000%, 07/01/26.......................................      300     371,217
   5.000%, 07/01/27.......................................      500     630,685
Redwood City School District (GO)
   5.000%, 08/01/27.......................................       50      62,647
   5.000%, 08/01/28.......................................       85     108,480
Reed Union School District (GO)
   4.000%, 08/01/27.......................................      460     546,544

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series
(currency)  5.000%, 05/15/33 (Pre- refunded @ $100,
              5/15/23)....................................      500  $  569,760
Regents of the University of California Medical Center
  Pooled Revenue (RB) Series J
(currency)  5.250%, 05/15/29 (Pre- refunded @ $100,
              5/15/23)....................................      670     767,190
Riverside County Infrastructure Financing Authority (RB)
  Series A
            5.000%, 11/01/24..............................    1,100   1,300,838
Sacramento Municipal Utility District (RB) Series D
            5.000%, 08/15/22..............................      525     585,217
Sacramento Municipal Utility District (RB) Series E
            5.000%, 08/15/23..............................    1,050   1,206,198
            5.000%, 08/15/26..............................    1,000   1,241,390
Sacramento Municipal Utility District (RB) Series F
            5.000%, 08/15/22..............................    1,000   1,114,700
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22..............................      465     518,508
San Diego Community College District (GO)
            5.000%, 08/01/24..............................    1,300   1,536,080
San Diego County Water Authority (RB)
            5.000%, 05/01/24..............................      940   1,101,718
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21..............................      310     331,905
San Diego County Water Authority Financing Corp. (RB)
  Series
(currency)  5.250%, 05/01/23 (Pre- refunded @ $100,
              11/1/19)....................................    1,395   1,421,589
San Diego Public Facilities Financing Authority (RB)
            5.000%, 05/15/25..............................    1,020   1,231,834

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB)
            5.000%, 05/15/22..............................      700  $  775,040
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
            4.000%, 05/15/20..............................    3,000   3,080,580
(currency)  5.250%, 05/15/24 (Pre- refunded @ $100,
              5/15/20)....................................    1,975   2,052,519
(currency)  5.375%, 05/15/34 (Pre- refunded @ $100,
              5/15/19)....................................      650     650,929
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series B
(currency)  5.500%, 05/15/23 (Pre- refunded @ $100,
              5/15/19)....................................      500     500,730
San Diego Public Facilities Financing Authority Sewer
  Revenue
            5.000%, 05/15/23..............................    2,070   2,362,905
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
(currency)  5.000%, 08/01/23 (Pre- refunded @ $100,
              8/1/20).....................................    2,690   2,808,225
San Diego Unified School District (GO) (AGM) Series C-2
            5.500%, 07/01/21..............................    4,270   4,635,597
            5.500%, 07/01/25..............................    2,550   3,147,618
San Diego Unified School District (GO) (NATL) Series D-1
            5.500%, 07/01/24..............................      190     227,250
            5.500%, 07/01/25..............................      445     547,817
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20..............................      435     452,700
            5.000%, 07/01/21..............................    1,705   1,830,999
            5.000%, 07/01/22..............................    1,000   1,106,960
            5.000%, 07/01/23..............................      300     341,874
San Diego Unified School District (GO) Series R-5
            5.000%, 07/01/26..............................      110     135,274

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CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
San Diego Unified School District/CA Series R-4
            5.000%, 07/01/24..............................    1,000  $1,171,320
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23..............................      490     561,623
San Francisco Bay Area Rapid Transit District (GO)
  Series C
            4.000%, 08/01/19..............................      325     327,129
San Francisco Bay Area Rapid Transit District Sales Tax
  Revenue (RB)
            4.000%, 07/01/26..............................      375     438,356
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB)
(currency)  5.000%, 05/01/21 (Pre- refunded @ $ 100,
              5/1/20).....................................      540     559,073
San Francisco City & County Airport Comm-San Francisco
  International Airport (RB) Series D
(currency)  5.000%, 05/01/23 (Pre- refunded @ $ 100,
              5/3/21).....................................      875     936,276
San Francisco Community College District (GO)
            5.000%, 06/15/20..............................    2,100   2,185,323
            5.000%, 06/15/22..............................    2,070   2,299,128
            5.000%, 06/15/23..............................    3,775   4,316,184
            5.000%, 06/15/24..............................    1,365   1,602,892
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20..............................      600     624,378
San Francisco County Transportation Authority (RB)
            3.000%, 02/01/22..............................    2,000   2,084,840
San Francisco Municipal Transportation Agency (RB) Series
            5.000%, 03/01/20..............................      860     886,041
San Francisco Unified School District (GO)
            5.000%, 06/15/20..............................      725     754,210
            5.000%, 06/15/21..............................      230     247,105

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO) Series A
            5.000%, 06/15/26..............................    1,595  $1,965,678
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22..............................    1,580   1,606,244
San Joaquin County Transportation Authority (RB) Series A
(currency)  6.000%, 03/01/36 (Pre- refunded @ $100,
              3/1/21).....................................      335     362,493
San Jose Evergreen Community College District (GO)
            5.000%, 09/01/21..............................    1,750   1,895,337
San Jose Evergreen Community College District (GO)
  Series A
            4.000%, 09/01/23..............................      100     111,101
San Juan Unified School District (GO)
            3.000%, 08/01/22..............................    1,480   1,553,719
            5.000%, 08/01/22..............................      800     890,976
            3.000%, 08/01/24..............................      610     654,780
            3.000%, 08/01/25..............................    1,475   1,591,171
            3.000%, 08/01/26..............................    3,135   3,387,587
San Juan Water District (RB)
            5.000%, 02/01/26..............................      500     612,460
San Lorenzo Unified School District (GO)
            5.000%, 08/01/21..............................      265     285,747
San Mateo County Community College District (GO) Series B
            5.000%, 09/01/27..............................      450     571,113
San Matro County Community College District (GO) Series B
            5.000%, 09/01/28..............................      400     516,316
San Ramon Valley Unified School District (GO)
            4.000%, 08/01/21..............................    1,600   1,692,944
Santa Ana Unified School District (GO)
            5.000%, 08/01/25..............................      350     422,852
Santa Clara Unified School District (GO)
            5.000%, 07/01/24..............................    1,000   1,180,040
Santa County Clara (GO) Series C
            5.000%, 08/01/26..............................      900   1,117,728

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
CALIFORNIA -- (Continued)
            5.000%, 08/01/27..............................    3,405  $4,311,173
Santa Cruz City High School District (GO)
            4.000%, 08/01/22..............................      715     772,279
Santa Monica Community College District (GO) Series A
            5.000%, 08/01/22..............................      225     250,817
            5.000%, 08/01/22..............................      400     445,760
            5.000%, 08/01/26..............................      105     130,402
Santa Monica Public Financing Authority (RB) Series B
            4.000%, 12/01/19..............................      175     177,702
Simi Valley Unified School District (GO)
            5.000%, 08/01/23..............................      260     298,932
Sonoma Valley Unified School District (GO) Series B
            5.000%, 08/01/25..............................      500     604,410
Southern California Public Power Authority (RB)
            4.000%, 07/01/19..............................      575     577,455
Standard Elementary School District (GO) Series A
            4.000%, 08/01/24..............................      240     266,470
Stockton Unified School District (GO) (AGM)
            5.000%, 07/01/20..............................      150     156,050
Sylvan Union School District (GO) Series
            5.000%, 08/01/26..............................      405     499,531
Tahoe Forest Hospital District (GO)
            4.000%, 08/01/20..............................      295     304,706
Tustin Unified School District (GO)
(currency)  5.250%, 08/01/31 (Pre- refunded @ $100,
              8/1/21).....................................      415     450,794
University of California (RB) Series AF
            5.000%, 05/15/22..............................    3,000   3,314,970
(currency)  5.000%, 05/15/26 (Pre- refunded @ $100,
              5/15/23)....................................      400     455,808
University of California (RB) Series G
(currency)  5.000%, 05/15/37 (Pre- refunded @ $100,
              5/15/22)....................................      305     337,428

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 CALIFORNIA -- (Continued)
 Upland Unified School District (GO) Series A
     5.000%, 08/01/21.....................................      500  $  538,800
 Upper Santa Clara Valley Joint Powers Authority (RB)
   (ETM) Series A
     4.000%, 08/01/21.....................................    1,125   1,189,721
 Vista Unified School District (GO)
     5.000%, 08/01/19.....................................      200     201,806
 Walnut Creek Elementary School District Contra Costa
   County (GO)
     4.000%, 09/01/25.....................................      100     114,914
 Washington Unified School District/Yolo County (GO)
     4.000%, 08/01/19.....................................      450     452,844
 West Contra Costa Unified School District (GO) (AGM)
     5.000%, 08/01/20.....................................      100     104,421
 West Contra Costa Unified School District (GO)
     5.000%, 08/01/21.....................................      430     463,467
 West Contra Costa Unified School District (GO) Series A
     5.000%, 08/01/24.....................................    1,095   1,286,570
 West Contra Costa Unified School District (GO) Series A-1
     5.000%, 08/01/25.....................................      520     626,517
     5.000%, 08/01/26.....................................      545     671,369
     5.000%, 08/01/27.....................................      575     721,947
 West Contra Costa Unified School District (GO) Series B
     6.000%, 08/01/20.....................................    1,475   1,558,367
 West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21.....................................      385     414,075
 West Valley-Mission Community College District (GO)
   Series
     5.000%, 08/01/29.....................................      135     175,595
 Western Riverside Water & Wastewater Financing Authority
   (RB) (AGC)
     5.000%, 09/01/19.....................................      250     252,993
 Westside Union School District (GO) Series A
     3.000%, 08/01/21.....................................      300     310,812
     4.000%, 08/01/23.....................................      700     774,494

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CALIFORNIA -- (Continued)
Whittier Union High School District (GO) Series
   2.000%, 08/01/19.....................................     645   $    646,071
Windsor Unified School District (GO)
   4.000%, 08/01/26.....................................     105        121,101
Wright Elementary School District (GO) Series A
   3.000%, 08/01/20.....................................     165        168,189
Yosemite Unified School District (GO) (AGM)
   4.000%, 08/01/19.....................................     395        397,489

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CALIFORNIA -- (Continued)
Yuba Community College District (GO) Series B
   4.000%, 08/01/21.....................................     355   $    375,217
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $476,644,131)...................................           $483,449,923
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                     ------- ------------ ------- ------------
  Municipal Bonds...................   --    $483,449,923   --    $483,449,923
                                       --    ------------   --    ------------
  TOTAL.............................   --    $483,449,923   --    $483,449,923
                                       ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County
   5.000%, 04/01/20....................................         500  $  515,960
Albany County (GO)
   5.000%, 06/01/21....................................         370     396,788
Amityville Union Free School District (BAN) (ST AID
  WITHHLDG)
   2.750%, 06/21/19....................................         750     750,945
Ardsley Union Free School District (GO) (ST AID
  WITHHLDG)
   2.250%, 08/15/23....................................         290     298,500
Babylon Union Free School District (GO) (ST AID
  WITHHLDG)
   2.000%, 06/15/20....................................         290     291,731
Bedford Central School District (GO)
   3.000%, 07/01/22....................................         500     522,555
Brewster Central School District (GO) (ST AID WITHHLDG)
   2.000%, 10/01/19....................................         100     100,229
Chappaqua Central School District (GO) (ST AID
  WITHHLDG)
   2.125%, 06/15/19....................................         365     365,292
City of Ithaca (GO) Series A
   3.000%, 02/15/21....................................         225     231,406
City of New York (GO)
   5.000%, 08/01/19....................................         900     907,605
   4.000%, 08/01/20....................................         100     103,000
City of New York (GO) Series
   5.000%, 08/01/22....................................         310     342,755
City of New York (GO) Series 1
   5.000%, 08/01/19....................................         800     806,760
City of New York (GO)
   Series A............................................
   5.000%, 08/01/20....................................         450     469,035
   5.000%, 08/01/23....................................       1,200   1,362,660
   5.000%, 08/01/24....................................         620     721,327
   5.000%, 08/01/25....................................         220     262,462
City of New York (GO) Series A-1
   5.000%, 08/01/19....................................         390     393,295

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW YORK -- (Continued)
City of New York (GO) Series B
   5.000%, 08/01/19.......................................      115  $  115,972
   5.000%, 08/01/19.......................................      500     504,225
   5.000%, 08/01/20.......................................      100     104,230
   5.000%, 08/01/21.......................................    1,000   1,074,600
City of New York (GO) Series C
   5.000%, 08/01/19.......................................      360     363,042
   5.000%, 08/01/20.......................................      200     208,460
   5.000%, 08/01/20.......................................      100     104,230
   5.000%, 08/01/20.......................................      100     104,230
   5.000%, 08/01/21.......................................      300     322,380
City of New York (GO) Series E
   5.000%, 08/01/19.......................................    1,050   1,058,872
   5.000%, 08/01/19.......................................      200     201,690
   5.000%, 08/01/20.......................................    1,000   1,042,300
   5.000%, 08/01/21.......................................      625     671,625
City of New York (GO) Series F
   5.000%, 08/01/21.......................................      300     322,380
City of New York (GO) Series F-1
   5.000%, 06/01/21.......................................      300     320,760
City of New York (GO) Series G
   5.000%, 08/01/19.......................................      800     806,760
City of New York (GO) Series I-
   5.000%, 03/01/22.......................................      265     289,520
City of New York (GO) Series J
   5.000%, 08/01/19.......................................      350     352,957
   5.000%, 08/01/19.......................................    1,150   1,159,717
City of New York (GO) Series J7
   5.000%, 08/01/20.......................................    1,000   1,042,300
City of New York (GO) Series K
   5.000%, 08/01/19.......................................    1,000   1,008,450
City of New York NY Series E
   5.000%, 08/01/21.......................................      350     376,110
City of Rochester (GO) Series
   4.000%, 02/15/21.......................................    1,080   1,127,390
City of Rochester (GO) Series I
   4.000%, 10/15/21.......................................      675     714,859

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
   NEW YORK -- (Continued)
   City of Rochester (BAN) Series III
      2.000%, 08/08/19...............................       1,400  $1,401,134
   Corning City School District (GO) (ST AID
     WITHHLDG)
      5.000%, 06/15/19...............................         750     753,112
   Dutchess County (GO)
      5.000%, 05/01/19...............................         410     410,000
      5.000%, 12/01/19...............................       1,045   1,067,029
   East Hampton Union Free School District (GO) (ST
     AID WITHHLDG)
      5.000%, 06/01/19...............................         850     852,414
   East Islip Union Free School District (GO) (ST
     AID WITHHLDG)
      4.000%, 07/01/19...............................         240     241,049
   Eastport-South Manor Central School District (GO)
     (ST AID WITHHLDG)
      4.000%, 08/01/23...............................         500     546,505
   Edgemont Union Free School District at Greenburgh
     (GO) (ST AID WITHHLDG)
      4.000%, 08/15/20...............................         525     541,852
   Haverstraw-Stony Point Central School District
     (GO) (ST AID WITHHLDG)
      3.000%, 08/15/22...............................         200     207,786
      3.000%, 08/15/23...............................         360     377,881
   Herricks Union Free School District (GO) (ST AID
     WITHHLDG)
      4.000%, 06/15/21...............................         150     157,971
   Hilton Central School District (GO) (ST AID
     WITHHLDG)
      2.000%, 06/15/21...............................         450     452,565
   Lancaster Central School District (BAN) (ST AID
     WITHHLDG)
      3.000%, 06/13/19...............................         500     500,670
   Lindenhurst Union Free School District (GO) (ST
     AID WITHHLDG)
      2.250%, 09/01/23...............................         195     199,360
   Long Beach City School District (GO) (ST AID
     WITHHLDG)
      3.000%, 05/01/20...............................         160     162,430

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NEW YORK -- (Continued)
 Long Island Power Authority (RB) Series A
 (currency)  6.000%, 05/01/33 (Pre-refunded @ $100,
               5/1/19)....................................    1,000  $1,000,000
 Long Island Power Authority (RB) (BHAC-CR) Series A
 (currency)  6.000%, 05/01/33 (Pre-refunded @ $100,
               5/1/19)....................................      400     400,000
 Longwood Central School District Suffolk County (GO) (ST
   AID WITHHLDG)
             2.000%, 06/15/21.............................    1,195   1,205,803
 Metropolitan Transportation Authority (RB) (ETM) Series A
             5.000%, 11/15/21.............................      145     157,657
 Metropolitan Transportation Authority (RB) Series A
             5.000%, 11/15/21.............................      855     921,904
 Middle Country Central School District (GO) (ST AID
   WITHHLDG)
             2.000%, 08/15/21.............................      500     505,075
 Middle Country Central School District At Centereach
   (GO) (ST AID WITHHLDG)
             3.000%, 01/15/23.............................      725     763,512
 Middletown City School District (GO) (ST AID WITHHLDG)
             2.000%, 06/15/20.............................      500     502,815
             5.000%, 09/15/24.............................      130     152,350
 Nassau County Interim Finance Authority (RB) Series A
             5.000%, 11/15/21.............................      505     549,112
 New Rochelle City School District (GO) (ST AID WITHHLDG)
             4.000%, 06/01/20.............................      300     308,202
 New York City Transitional Finance Authority Future Tax
   Secured Revenue (RB)
 (currency)  5.000%, 05/01/34 (Pre-refunded @ $100,
               5/1/19)....................................    1,000   1,000,000
 New York State (GO) Series
             5.000%, 03/01/23.............................    2,000   2,267,560

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NEW YORK -- (Continued)
 New York State (GO) Series A
             5.000%, 02/15/21.............................      750  $  798,547
 New York State (GO) Series C
             5.000%, 04/15/22.............................      600     662,604
 New York State Dormitory Authority (RB)
 (currency)  5.500%, 07/01/25 (Pre-refunded @ $100,
             7/1/20)......................................      900     940,932
 New York State Dormitory Authority (RB) Series
             5.000%, 08/15/19.............................      495     499,900
             5.000%, 03/15/22.............................    1,475   1,616,364
             5.000%, 03/15/23.............................      650     733,629
 New York State Dormitory Authority (RB) Series A
             5.000%, 02/15/20.............................    2,290   2,351,441
             4.000%, 03/15/20.............................      400     408,424
             5.000%, 03/15/20.............................      350     360,381
             5.000%, 07/01/20.............................      395     411,539
             5.000%, 03/15/21.............................      475     504,711
 (currency)  5.000%, 07/01/21 (Pre-refunded @ $100,
             7/1/19)......................................      455     457,571
             5.000%, 12/15/21.............................      150     163,077
             5.000%, 02/15/22.............................      235     256,752
             5.000%, 10/01/22.............................      475     530,689
             4.000%, 12/15/22.............................      100     108,414
             5.000%, 12/15/22.............................      500     559,585
             5.000%, 03/15/23.............................      325     366,814
 (currency)  5.000%, 07/01/39 (Pre-refunded @ $100,
             7/1/19)......................................      700     703,955
 New York State Dormitory Authority (RB) Series B
             5.000%, 02/15/20.............................    2,690   2,762,173
             5.000%, 02/15/22.............................    1,000   1,092,560
             5.000%, 02/15/24.............................      455     524,770
 New York State Dormitory Authority (RB) Series B-
             5.000%, 02/15/25.............................      550     650,545
 New York State Dormitory Authority (RB) Series C
             5.000%, 03/15/20.............................      300     308,898
             5.000%, 03/15/21.............................    1,970   2,093,223
 New York State Dormitory Authority (RB) Series D
             5.000%, 02/15/24.............................      300     346,002
 New York State Dormitory Authority (RB) Series E
             5.000%, 03/15/20.............................    1,160   1,194,406
             5.000%, 02/15/21.............................      900     953,811

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NEW YORK -- (Continued)
             5.000%, 03/15/21.............................    1,000  $1,062,550
 New York State Dormitory Authority Series
             5.000%, 03/15/21.............................      310     329,390
 New York State Dormitory Authority Series A
             5.000%, 03/15/20.............................      175     180,191
             5.000%, 12/15/20.............................      265     279,517
             5.000%, 03/15/21.............................      225     239,074
 New York State Urban Dev. Corp. (RB) Series A
             5.000%, 03/15/21.............................      300     318,765
 New York State Urban Dev. Corp. (RB) Series A-1
             5.000%, 03/15/21.............................      360     382,518
 New York State Urban Development Corp. (RB) (NATL)
             5.500%, 03/15/20.............................      750     775,470
 New York State Urban Development Corp. (RB) Series A
             5.000%, 03/15/20.............................      560     576,610
             5.000%, 03/15/20.............................    1,550   1,595,973
             5.000%, 03/15/22.............................      760     832,610
             5.000%, 03/15/25.............................    1,200   1,423,692
 New York State Urban Development Corp. Series A-
             5.000%, 03/15/21.............................      800     850,040
 Niagara County (GO)
             2.000%, 12/01/21.............................      250     252,400
 North Shore Central School District (GO) (ST AID
   WITHHLDG)
             2.000%, 12/15/22.............................      285     289,312
             2.000%, 12/15/23.............................      550     558,519
 North Tonawanda City School District (GO) (ST AID
   WITHHLDG)
             4.000%, 09/15/21.............................      650     686,484
 Oceanside Union Free School District (GO) (ST AID
   WITHHLDG)
             2.500%, 07/01/23.............................      520     536,292
 Oneida County (GO)
             5.000%, 04/01/20.............................      225     231,784
 Onondaga Civic Dev. Corp. (RB)
 (currency)  5.125%, 07/01/31 (Pre-refunded @ $100,
               7/1/19)....................................    1,375   1,382,934

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW YORK -- (Continued)
Onondaga County (GO)
   5.000%, 05/15/19.......................................      115  $  115,146
Orange County (GO)
   3.000%, 08/15/20.......................................      665     678,765
   3.000%, 08/15/21.......................................      830     857,373
Orange County (GO) Series
   5.000%, 03/15/21.......................................      325     346,635
Pelham Union Free School District (GO) (ST AID WITHHLDG)
   5.000%, 08/15/19.......................................      605     611,110
Penfield Central School District (GO) (AGC ST AID
  WITHHLDG)
   3.750%, 06/15/19.......................................      350     350,948
Pittsford Central School District (GO) (ST AID WITHHLDG)
   4.000%, 10/01/21.......................................    1,225   1,300,117
Port Authority of New York & New Jersey (RB) Series 189
   5.000%, 05/01/23.......................................      305     346,367
Port Authority of New York & New Jersey (RB) Series 194
   5.000%, 10/15/19.......................................      790     802,498
Port Washington Union Free School District (GO) (ST AID
  WITHHLDG)
   3.000%, 08/01/21.......................................      135     138,924
Red Hook Central School District (GO) (ST AID WITHHLDG)
   4.000%, 06/15/20.......................................      150     154,163
Riverhead Central School District (GO) (ST AID WITHHLDG)
   3.000%, 03/15/22.......................................      120     124,792
   2.000%, 10/15/22.......................................      280     284,631
Sachem Central School District (GO) (ST AID WITHHLDG)
   5.000%, 10/15/19.......................................      200     203,200
Schenectady County (GO)
   5.000%, 06/15/25.......................................      140     168,521
Schenectady County (GO) Series B
   3.000%, 12/15/21.......................................      470     487,315

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW YORK -- (Continued)
Sewanhaka Central High School District of Elmont (GO) (ST
  AID WITHHLDG)
   3.000%, 07/15/23.......................................      590  $  622,007
Spencerport Central School District (GO) (ST AID WITHHLDG)
   2.000%, 06/15/21.......................................      500     503,890
State of New York Series C
   5.000%, 04/15/20.......................................      500     517,460
Suffern Central School District (GO) (ST AID WITHHLDG)
   5.000%, 10/15/21.......................................      215     233,122
Taconic Hills Central School District at Craryville (GO)
  (ST AID WITHHLDG)
   5.000%, 06/15/20.......................................      100     103,915
   4.000%, 06/15/22.......................................      250     268,553
Town of Amherst (BAN)
   3.250%, 11/07/19.......................................    3,915   3,950,940
Town of Babylon (GO)
   3.000%, 07/01/25.......................................      375     405,600
Town of Babylon (GO) Series
   2.000%, 06/01/20.......................................      150     151,041
Town of Bedford (GO) Series A
   3.000%, 03/15/21.......................................      455     468,213
   3.000%, 03/15/25.......................................      330     355,106
Town of Brookhaven (GO) Series
   3.000%, 03/15/22.......................................      650     678,197
Town of Brookhaven (GO) Series A
   5.000%, 09/15/20.......................................    1,040   1,091,168
   5.000%, 09/15/21.......................................    1,000   1,085,640
Town of Cheektowaga (GO)
   5.000%, 07/15/23.......................................      265     303,240
Town of Clarence (GO)
   2.000%, 08/01/21.......................................      250     252,498
   2.250%, 08/01/24.......................................      210     215,792
Town of Hempstead (GO) Series B
   5.000%, 09/15/20.......................................    1,030   1,079,677
   5.000%, 09/15/21.......................................    2,250   2,435,535
Town of Huntington (GO)
   2.000%, 12/01/23.......................................      220     224,369
Town of Huntington (GO) Series B
   5.000%, 11/01/20.......................................    2,280   2,402,596
Town of LaGrange (GO)
   4.000%, 03/01/20.......................................      220     224,776

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
NEW YORK -- (Continued)
Town of North Hempstead (GO) Series A
   5.000%, 03/15/21.......................................    1,075  $1,146,767
   3.000%, 04/01/24.......................................      425     454,278
Triborough Bridge & Tunnel Authority (RB) Series A
   5.000%, 11/15/20.......................................      165     173,762
   5.000%, 01/01/22.......................................      190     207,303
Triborough Bridge & Tunnel Authority (RB) Series A-1
   5.000%, 11/15/19.......................................      300     305,616
Triborough Bridge & Tunnel Authority (RB) Series B
   5.000%, 11/15/19.......................................    1,020   1,039,094
   5.000%, 11/15/20.......................................      570     600,267
   5.000%, 11/15/22.......................................      190     212,768
Triborough Bridge & Tunnel Authority Series B
   4.000%, 11/15/20.......................................      940     975,692
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
   5.000%, 07/15/19.......................................      145     146,022
   5.000%, 07/15/21.......................................      230     247,294
Ulster County (GO)
   2.000%, 11/15/22.......................................      240     242,813
Vestal Central School District (GO) (AGM ST AID WITHHLDG)
   3.750%, 06/15/19.......................................      150     150,407

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NEW YORK -- (Continued)
Village of Croton-On-Hudson (GO) Series A
   3.000%, 04/01/21.....................................      300  $    309,147
Village of Farmingdale (GO)
   3.000%, 07/15/21.....................................      215       221,745
Wantagh Union Free School District (GO) (ST AID
  WITHHLDG)
   2.000%, 11/15/22.....................................      250       254,313
Westchester County (GO) Series
   5.000%, 11/15/20.....................................      500       527,495
   5.000%, 12/01/20.....................................      500       528,275
   5.000%, 11/15/22.....................................      525       590,032
   5.000%, 12/01/22.....................................    1,000     1,125,370
Westchester County (GO) Series A
   5.000%, 01/01/20.....................................    1,050     1,075,158
White Plains City School District (GO) (ST AID WITHHLDG)
   4.000%, 05/15/19.....................................      115       115,105
Yorktown Central School District (GO) (ST AID WITHHLDG)
   2.000%, 07/01/21.....................................      400       402,580
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $110,064,486)...................................           $110,586,097
                                                                   ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                 -------- ------------ -------- ------------
    Municipal Bonds.............       -- $110,586,097       -- $110,586,097
                                 -------- ------------ -------- ------------
    TOTAL.......................       -- $110,586,097       -- $110,586,097
                                 ======== ============ ======== ============

                See accompanying Notes to Financial Statements.

                        DFA MN MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
MUNICIPAL BONDS -- (100.0%)
MINNESOTA -- (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/21.................................................      100  $  105,886
Chaska Independent School District No. 112 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/21.................................................    1,150   1,217,482
City of Bemidji (GO) (AGM) Series A
    5.000%, 02/01/20.................................................      230     235,640
    5.000%, 02/01/21.................................................      575     607,516
City of Brainerd (GO) (MN CRED PROG) Series A
    5.000%, 10/01/21.................................................      570     615,321
City of Cambridge (GO) Series A
    3.000%, 02/01/23.................................................      375     391,792
City of Chaska (GO) Series B
    5.000%, 02/01/21.................................................      385     407,526
City of Circle Pines (GO) Series B
    3.000%, 02/01/21.................................................      215     220,014
City of Duluth (GO) Series A
    3.000%, 02/01/20.................................................      240     242,429
City of East Grand Forks (GO) Series A
    3.000%, 02/01/21.................................................      200     204,524
City of Hopkins (GO) Series D
    3.000%, 02/01/22.................................................      130     134,623
City of Kasson (GO)
    4.000%, 02/01/23.................................................      320     346,125
City of Kasson (GO) Series A
    2.000%, 02/01/20.................................................      160     160,400
City of Lakeville (GO) Series A
    5.000%, 02/01/20.................................................      470     481,952
City of Lakeville (GO) Series B
    5.000%, 02/01/24.................................................      710     817,664
City of Marshall (GO) Series B
    5.000%, 02/01/21.................................................      110     116,318
City of Minneapolis (GO)
    2.000%, 12/01/19.................................................      100     100,253
    5.000%, 12/01/19.................................................      245     249,863
    5.000%, 12/01/19.................................................      500     509,925

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
MINNESOTA -- (Continued)
            2.000%, 12/01/20.................................................      520  $  523,474
            3.000%, 12/01/27.................................................    5,000   5,244,450
City of New Ulm (GO) Series B
            2.000%, 12/01/19.................................................      325     325,822
City of Red Wing (GO) Series A
            4.000%, 02/01/26.................................................      700     792,946
City of Richfield (GO) Series A
            3.000%, 02/01/24.................................................      255     270,007
City of Rochester (GO) Series A
            5.000%, 02/01/20.................................................    1,000   1,025,510
City of Saint Cloud (GO) Series A
            3.000%, 02/01/24.................................................      450     468,909
City of Saint Cloud (GO) Series B
            5.000%, 02/01/20.................................................      275     281,993
City of Saint Cloud (RB) Series A
(currency)  5.125%, 05/01/30 (Pre- refunded @ $100, 5/1/20)..................      300     310,269
City of Saint Francis (GO) Series A
            3.000%, 02/01/20.................................................      285     287,884
City of Saint Paul (GO) Series A
            5.000%, 09/01/21.................................................      610     657,299
City of Saint Paul (GO) Series B
            5.000%, 11/01/20.................................................      835     877,343
City of Saint Paul Sewer Revenue (RB) Series C
            3.000%, 12/01/19.................................................      250     252,085
City of Savage (GO) Series A
            3.000%, 02/01/22.................................................      325     332,296
City of Shoreview (GO) Series A
            3.000%, 02/01/21.................................................      290     296,812
City of State Paul (GO) Series E
            5.000%, 12/01/19.................................................      170     173,375
City of Waconia (GO) Series A
            3.000%, 02/01/23.................................................      450     470,821
            3.000%, 02/01/26.................................................      820     877,712

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
MINNESOTA -- (Continued)
City of West Saint Paul (GO) Series A
    3.000%, 02/01/23.................................................      230  $  240,299
City of Woodbury (GO) Series A
    2.000%, 02/01/20.................................................      135     135,389
    2.000%, 02/01/22.................................................      145     146,475
Cloquet Independent School District No. 94 (GO) (SD CRED PROG)
  Series A
    5.000%, 04/01/22.................................................      910     995,249
Cook County (GO) Series A
    3.000%, 02/01/21.................................................      180     184,165
County of Itasca (GO) Series A
    5.000%, 02/01/24.................................................      545     623,088
County of Olmsted (GO) Series A
    5.000%, 02/01/24.................................................      675     776,027
    4.000%, 02/01/27.................................................      445     494,604
County of Rice (GO)
    3.000%, 02/01/20.................................................      220     222,325
County of Sherburne (GO) Series A
    3.000%, 02/01/24.................................................    1,360   1,425,430
County of Swift (GO) Series A
    3.000%, 02/01/23.................................................      215     224,948
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
    5.000%, 01/01/23.................................................    1,180   1,320,467
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG)
  Series C
    5.000%, 02/01/20.................................................    1,105   1,133,266
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
    4.000%, 02/01/25.................................................      550     615,400
Hastings Independent School District No. 200 (GO) (SD CRED PROG)
  Series A
    5.000%, 02/01/21.................................................      740     783,423
Hennepin County (GO) Series A
    5.000%, 12/01/20.................................................      400     421,396
    5.000%, 12/01/22.................................................    2,125   2,376,387
Hennepin County (GO) Series B
    5.000%, 12/01/21.................................................    2,000   2,172,360

                                                                                 FACE
                                                                                AMOUNT^   VALUE+
                                                                                ------- ----------
                                                                                 (000)
MINNESOTA -- (Continued)
Hennepin County Sales Tax Revenue (RB)
            5.000%, 12/15/19.................................................      250  $  255,293
Housing & Redevelopment Authority of The City of Saint Paul Minnesota (RB)
  Series A1
(currency)  5.250%, 11/15/29 (Pre-refunded @ $100, 11/15/19).................      350     356,752
Itasca County (GO) Series A
            5.000%, 02/01/23.................................................      865     964,536
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/20.................................................      345     353,825
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/21.................................................      510     531,175
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/21.................................................      175     185,301
Metropolitan Council (GO) Series B
            5.000%, 03/01/21.................................................      350     371,704
Metropolitan Council (GO) Series C
            5.000%, 03/01/26.................................................    1,550   1,873,299
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
            4.000%, 02/01/23.................................................      825     888,929
            4.000%, 02/01/24.................................................      830     909,771
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
            5.000%, 02/01/22.................................................      750     817,200
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
            5.000%, 02/01/24.................................................    1,200   1,380,192
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
(currency)  6.000%, 10/01/40 (Pre- refunded @ $100, 10/1/21).................      450     496,017

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT^   VALUE+
                                                              ------- ----------
                                                               (000)
MINNESOTA -- (Continued)
Minnesota Public Facilities Authority (RB) Series C
(currency) 3.250%, 03/01/24 (Pre-refunded @ $100, 3/1/20)..      770  $  780,495
Minnesota State (GO) Series A
           5.000%, 08/01/19................................    1,310   1,320,899
           5.000%, 08/01/19................................      500     504,160
           5.000%, 08/01/20................................      585     609,377
           5.000%, 08/01/20................................    2,000   2,083,340
           5.000%, 10/01/20................................      505     528,831
(currency) 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)..      250     260,258
Minnesota State (GO) Series B
           5.000%, 08/01/19................................      100     100,832
           5.000%, 08/01/19................................      750     756,240
           5.000%, 10/01/19................................      750     760,462
Minnesota State (GO) Series D
           5.000%, 08/01/19................................       50      50,416
           5.000%, 08/01/19................................      170     171,414
           5.000%, 08/01/20................................    1,975   2,057,298
           5.000%, 08/01/22................................    1,820   2,012,301
Minnesota State (GO) Series F
           5.000%, 10/01/19................................      185     187,581
Minnesota State (GO) (ETM) Series D
           5.000%, 08/01/20................................       25      26,026
Minnesota State 911 Services Revenue (RB)
(currency) 5.000%, 06/01/20 (Pre-refunded @ $100, 6/1/19)..    2,100   2,105,838
Minnesota State Colleges & Universities (RB) Series A
           4.000%, 10/01/19................................      100     100,993
Moorhead Independent School District No. 152 (GO) (SD
  CRED PROG) Series A
           4.000%, 02/01/24................................      600     660,828
Morris Area Schools Independent School District No. 2769
  (GO) (SD CRED PROG) Series A
           4.000%, 02/01/23................................    1,490   1,613,908
           4.000%, 02/01/24................................      300     330,414

                                                               FACE
                                                              AMOUNT^  VALUE+
                                                              ------- --------
                                                               (000)
 MINNESOTA -- (Continued)
 New London-Spicer Independent School District No. 345
   (GO) (SD CRED PROG) Series A
     3.000%, 02/01/23......................................     150   $156,884
 New Prague Independent School District No. 721 (GO) (SD
   CRED PROG) Series A
     4.000%, 02/01/20......................................     605    615,684
 North Branch Independent School District No. 138 (GO) (SD
   CRED PROG) Series A
     5.000%, 02/01/20......................................     300    307,674
 North St Paul-Maplewood-Oakdale Independent School
   District No. 622 (GO) (SD CRED PROG) Series A
     5.000%, 02/01/22......................................     255    277,703
     3.000%, 02/01/24......................................     255    269,288
 Osseo Independent School District No. 279 (GO) (SD CRED
   PROG) Series C
     5.000%, 02/01/20......................................     780    799,952
     5.000%, 02/01/21......................................     350    370,538
 Pine City Independent School District No. 578 (GO) (SD
   CRED PROG) Series A
     2.000%, 02/01/21......................................     300    302,160
 Robbinsdale Independent School District No. 281 (GO) (SD
   CRED PROG) Series A
     5.000%, 02/01/20......................................     250    256,415
 Rochester Independent School District No. 535 (GO) (SD
   CRED PROG) Series B
     5.000%, 02/01/20......................................     205    210,244
     5.000%, 02/01/22......................................     210    228,992
 Rosemount-Apple Valley-Eagan Independent School District
   No 196 (GO) (SD CRED PROG) Series A
     5.000%, 02/01/21......................................     765    809,890

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED


                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
MINNESOTA -- (Continued) St Louis County Independent School District
  No. 2142 (GO) (SD CRED PROG) Series A
    3.000%, 02/01/20.................................................      600  $  606,522
Three Rivers Park District (GO) Series C
    5.000%, 02/01/21.................................................    1,060   1,122,392
Washington County (GO) Series A
    5.000%, 02/01/21.................................................      310     328,247
Watertown-Mayer Independent School District No. 111 (GO) (SD CRED
  PROG) Series B
    4.000%, 02/01/20.................................................      500     508,905

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
MINNESOTA -- (Continued)
Westonka Independent School District No. 277 (GO) (SD CRED PROG)
  Series A
    2.000%, 02/01/20.................................................     500   $   501,695
White Bear Lake Independent School District No. 624 (GO) (SD CRED
  PROG) Series A
    3.000%, 02/01/23.................................................     350       361,876
                                                                                -----------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $69,658,700)...............................................           $69,365,924
                                                                                ===========

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------  ----------- ------- -----------
          Municipal Bonds.....   --     $69,365,924   --    $69,365,924
                                 --     -----------   --    -----------
          TOTAL...............   --     $69,365,924   --    $69,365,924
                                 ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA
                                                                              DFA TWO-YEAR     SELECTIVELY    DFA FIVE-YEAR
                                                              DFA ONE-YEAR    GLOBAL FIXED    HEDGED GLOBAL   GLOBAL FIXED
                                                              FIXED INCOME       INCOME       FIXED INCOME       INCOME
                                                               PORTFOLIO*      PORTFOLIO*      PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $119,725, $11,599, $7,183
  and $10,320 of securities on loan, respectively).......... $    7,978,157  $    5,576,337  $    1,204,927  $   14,668,014
Temporary Cash Investments at Value & Cost..................         97,637              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $113,611, $11,860, $7,344 and
  $10,531)..................................................        113,629          11,861           7,344          10,532
Foreign Currencies at Value.................................             --               3              24             103
Cash........................................................             --          18,699           7,293          98,746
Receivables:
   Investment Securities Sold...............................             --          20,013              --              --
   Dividends and Interest...................................         27,465          38,561           7,067          80,027
   Securities Lending Income................................             13               2               1               1
   Fund Shares Sold.........................................         10,718           4,121             652          10,843
Unrealized Gain on Forward Currency Contracts...............             --          14,451           4,201         121,635
Unrealized Gain on Foreign Currency Contracts...............             --              --              --             176
Prepaid Expenses and Other Assets...........................            116              98              29             179
                                                             --------------  --------------  --------------  --------------
       Total Assets.........................................      8,227,735       5,684,146       1,231,538      14,990,256
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        113,621          11,850           7,345          10,548
   Investment Securities Purchased..........................         46,200          24,839              --          21,652
   Fund Shares Redeemed.....................................          6,650           2,988           1,565          11,157
   Due to Advisor...........................................            998             694             150           3,055
Unrealized Loss on Forward Currency Contracts...............             --           1,292             901           8,078
Accrued Expenses and Other Liabilities......................            997             681             122           1,432
                                                             --------------  --------------  --------------  --------------
       Total Liabilities....................................        168,466          42,344          10,083          55,922
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,059,269  $    5,641,802  $    1,221,455  $   14,934,334
                                                             ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $8,059,269; $5,641,802; $1,221,455 and $14,934,334 and
  shares outstanding of 782,770,838, 567,257,492,
  127,514,868 and 1,389,078,525, respectively............... $        10.30  $         9.95  $         9.58  $        10.75
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  4,000,000,000   4,000,000,000   1,000,000,000   6,600,000,000
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    7,974,746  $    5,617,098  $    1,217,836  $   15,089,946
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $            3  $           24  $          105
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,071,908  $    5,656,279  $    1,295,651  $   15,264,170
Total Distributable Earnings (Loss).........................        (12,639)        (14,477)        (74,196)       (329,836)
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    8,059,269  $    5,641,802  $    1,221,455  $   14,934,334
                                                             ==============  ==============  ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              DFA WORLD EX                       DFA
                                                                  U.S.        DFA SHORT-     INTERMEDIATE     DFA SHORT-
                                                               GOVERNMENT        TERM         GOVERNMENT     TERM EXTENDED
                                                              FIXED INCOME    GOVERNMENT     FIXED INCOME       QUALITY
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO*
                                                             -------------- --------------  --------------  --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $80,544 of
  securities on loan, respectively)......................... $    1,286,706 $    2,390,187  $    5,080,333  $    5,851,403
Temporary Cash Investments at Value & Cost..................             --          5,931          26,185              --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $0 and $82,403)..........             --             --              --          82,411
Foreign Currencies at Value.................................             37             --              --           5,606
Cash........................................................         12,256             --              --          27,041
Receivables:
   Investment Securities Sold...............................             --         84,579              --           1,187
   Dividends and Interest...................................         10,279          9,379          51,345          38,148
   Securities Lending Income................................             --             --              --              14
   Fund Shares Sold.........................................          2,128          4,370           4,425           4,270
Unrealized Gain on Forward Currency Contracts...............          7,052             --              --          13,834
Unrealized Gain on Foreign Currency Contracts...............              1             --              --              61
Prepaid Expenses and Other Assets...........................             48             44              52             110
                                                             -------------- --------------  --------------  --------------
       Total Assets.........................................      1,318,507      2,494,490       5,162,340       6,024,085
                                                             -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --              --          82,388
   Investment Securities Purchased..........................          9,366         82,867           4,245          24,500
   Fund Shares Redeemed.....................................            268          1,884           2,170           4,410
   Due to Advisor...........................................            168            336             420             893
Unrealized Loss on Forward Currency Contracts...............          1,527             --              --             425
Unrealized Loss on Foreign Currency Contracts...............              1             --              --              --
Accrued Expenses and Other Liabilities......................             96            253             506             521
                                                             -------------- --------------  --------------  --------------
       Total Liabilities....................................         11,426         85,340           7,341         113,137
                                                             -------------- --------------  --------------  --------------
NET ASSETS.................................................. $    1,307,081 $    2,409,150  $    5,154,999  $    5,910,948
                                                             ============== ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $1,307,081; $2,409,150; $5,154,999 and $5,910,948 and
  shares outstanding of 127,891,249, 228,093,402,
  415,770,610 and 548,741,686, respectively................. $        10.22 $        10.56  $        12.40  $        10.77
                                                             ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000   1,700,000,000   3,000,000,000
                                                             ============== ==============  ==============  ==============
Investments at Cost......................................... $    1,282,611 $    2,396,247  $    5,069,079  $    5,935,352
                                                             ============== ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           37 $           --  $           --  $        5,587
                                                             ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,279,853 $    2,430,151  $    5,166,641  $    5,947,821
Total Distributable Earnings (Loss).........................         27,228        (21,001)        (11,642)        (36,873)
                                                             -------------- --------------  --------------  --------------
NET ASSETS.................................................. $    1,307,081 $    2,409,150  $    5,154,999  $    5,910,948
                                                             ============== ==============  ==============  ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERMEDIATE-                        DFA
                                                              TERM EXTENDED   DFA TARGETED     GLOBAL CORE           DFA
                                                                 QUALITY         CREDIT        PLUS FIXED        INVESTMENT
                                                               PORTFOLIO*      PORTFOLIO*   INCOME PORTFOLIO* GRADE PORTFOLIO *
                                                             --------------  -------------- ----------------- -----------------
ASSETS:
Investments at Value (including $122,391, $15,340, $40,838
  and $507,517 of securities on loan, respectively)......... $    1,745,207  $      713,971   $    746,649     $    8,952,637
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $125,190, $15,690, $41,768 and
  $518,978).................................................        125,198          15,692         41,770            519,020
Foreign Currencies at Value.................................             --              26             58                  1
Cash........................................................          2,242           8,522          2,169             19,123
Receivables:
   Dividends and Interest...................................         16,321           5,725          7,028             82,229
   Securities Lending Income................................             16               3             14                 76
   Fund Shares Sold.........................................          2,180             683        131,851              9,977
Unrealized Gain on Forward Currency Contracts...............             --           1,419          2,870              2,899
Unrealized Gain on Foreign Currency Contracts...............             --               7             --                 --
Prepaid Expenses and Other Assets...........................             23              50             49                117
                                                             --------------  --------------   ------------     --------------
       Total Assets.........................................      1,891,187         746,098        932,458          9,586,079
                                                             --------------  --------------   ------------     --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        125,212          15,692         41,769            519,022
   Investment Securities Purchased..........................             --           2,312             --             10,655
   Fund Shares Redeemed.....................................          2,464           2,830            403            139,362
   Due to Advisor...........................................            272              90            149              1,389
Unrealized Loss on Forward Currency Contracts...............             --             389            152                 --
Accrued Expenses and Other Liabilities......................            157              68             35                594
                                                             --------------  --------------   ------------     --------------
       Total Liabilities....................................        128,105          21,381         42,508            671,022
                                                             --------------  --------------   ------------     --------------
NET ASSETS.................................................. $    1,763,082  $      724,717   $    889,950     $    8,915,057
                                                             ==============  ==============   ============     ==============
Institutional Class Shares -- based on net assets of
  $1,763,082; $724,717; $889,950 and $8,915,057 and shares
  outstanding of 165,098,321, 72,394,600, 89,504,672 and
  820,403,466, respectively................................. $        10.68  $        10.01   $       9.94     $        10.87
                                                             ==============  ==============   ============     ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,000,000,000    500,000,000      2,000,000,000
                                                             ==============  ==============   ============     ==============
Investments at Cost......................................... $    1,739,138  $      719,394   $    749,777     $    8,899,681
                                                             ==============  ==============   ============     ==============
Foreign Currencies at Cost.................................. $           --  $           26   $         57     $            1
                                                             ==============  ==============   ============     ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,782,193  $      722,610   $    888,871     $    8,889,472
Total Distributable Earnings (Loss).........................        (19,111)          2,107          1,079             25,585
                                                             --------------  --------------   ------------     --------------
NET ASSETS.................................................. $    1,763,082  $      724,717   $    889,950     $    8,915,057
                                                             ==============  ==============   ============     ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                     DFA                      DFA INFLATION-   DFA SHORT-
                                                                 DIVERSIFIED                    PROTECTED     DURATION REAL
                                                                 FIXED INCOME    DFA LTIP       SECURITIES       RETURN
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO*
                                                                -------------- -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........ $      736,477             --             --             --
Investments at Value (including $0, $0, $0 and $24,179 of
  securities on loan, respectively)............................        183,667 $      190,352 $    4,621,765 $    1,444,965
Temporary Cash Investments at Value & Cost.....................          5,026             --         25,044             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $0 and $24,759).............             --             --             --         24,761
Foreign Currencies at Value....................................             --             --             --             17
Segregated Cash for Swaps Contracts............................             --             --             --            283
Cash...........................................................             --            310             --         10,158
Receivables:
   Dividends and Interest......................................            288            378         11,186          8,753
   Securities Lending Income...................................             --             --             --              4
   Fund Shares Sold............................................          1,907             60          4,450          1,606
   Due from Advisor............................................              7             --             --             --
Unrealized Gain on Swap Contracts..............................             --             --             --          5,174
Unrealized Gain on Forward Currency Contracts..................             --             --             --          1,826
Prepaid Expenses and Other Assets..............................             43             14             52             28
                                                                -------------- -------------- -------------- --------------
       Total Assets............................................        927,415        191,114      4,662,497      1,497,575
                                                                -------------- -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................              1             --             --         24,753
   Investment Securities/Affiliated Investment Companies
     Purchased.................................................          3,398             --             --          5,187
   Fund Shares Redeemed........................................            706            114          9,482          2,571
   Due to Advisor..............................................             --             17            381            238
Unrealized Loss on Swap Contracts..............................             --             --             --          9,361
Unrealized Loss on Forward Currency Contracts..................             --             --             --            293
Accrued Expenses and Other Liabilities.........................             17             26            422            151
                                                                -------------- -------------- -------------- --------------
       Total Liabilities.......................................          4,122            157         10,285         42,554
                                                                -------------- -------------- -------------- --------------
NET ASSETS..................................................... $      923,293 $      190,957 $    4,652,212 $    1,455,021
                                                                ============== ============== ============== ==============
Institutional Class Shares -- based on net assets of $923,293;
  $190,957; $4,652,212 and $1,455,021 and shares
  outstanding of 94,797,644, 20,721,594, 394,716,303 and
  146,906,888, respectively.................................... $         9.74 $         9.22 $        11.79 $         9.90
                                                                ============== ============== ============== ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000  1,000,000,000  1,500,000,000  1,500,000,000
                                                                ============== ============== ============== ==============
Investments in Affiliated Investment Companies at Cost......... $      735,686 $           -- $           -- $           --
                                                                ============== ============== ============== ==============
Investments at Cost............................................ $      182,941 $      187,805 $    4,547,379 $    1,451,943
                                                                ============== ============== ============== ==============
Foreign Currencies at Cost..................................... $           -- $           -- $           -- $           18
                                                                ============== ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      921,581 $      190,208 $    4,591,637 $    1,469,361
Total Distributable Earnings (Loss)............................          1,712            749         60,575        (14,340)
                                                                -------------- -------------- -------------- --------------
NET ASSETS..................................................... $      923,293 $      190,957 $    4,652,212 $    1,455,021
                                                                ============== ============== ============== ==============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                   DFA
                                                                               CALIFORNIA                    DFA SHORT-
                                                                DFA MUNICIPAL   MUNICIPAL                       TERM
                                                                 REAL RETURN   REAL RETURN  DFA MUNICIPAL    MUNICIPAL
                                                                  PORTFOLIO     PORTFOLIO   BOND PORTFOLIO BOND PORTFOLIO
                                                                -------------- ------------ -------------- --------------
ASSETS:
Investments at Value........................................... $      861,139 $    131,280 $      467,009 $    2,579,222
Cash...........................................................         10,448        2,341          2,263          8,957
Receivables:
   Dividends and Interest......................................          9,109        1,809          5,838         39,731
   Fund Shares Sold............................................            943            7          1,638          2,681
Unrealized Gain on Swap Contracts..............................          8,345           47             --             --
Prepaid Expenses and Other Assets..............................             22            8             36             63
                                                                -------------- ------------ -------------- --------------
       Total Assets............................................        890,006      135,492        476,784      2,630,654
                                                                -------------- ------------ -------------- --------------
LIABILITIES:
Payables:
   Fund Shares Redeemed........................................            101           --            688          2,720
   Due to Advisor..............................................            144           22             68            434
   Due to Broker...............................................             24           --             --             --
Unrealized Loss on Swap Contracts..............................          5,003        1,195             --             --
Accrued Expenses and Other Liabilities.........................             91           23             37            199
                                                                -------------- ------------ -------------- --------------
       Total Liabilities.......................................          5,363        1,240            793          3,353
                                                                -------------- ------------ -------------- --------------
NET ASSETS..................................................... $      884,643 $    134,252 $      475,991 $    2,627,301
                                                                ============== ============ ============== ==============
Institutional Class Shares -- based on net assets of $884,643;
  $134,252; $475,991 and $2,627,301 and shares outstanding
  of 88,572,525, 13,399,413, 46,671,103 and 258,622,293,
  respectively................................................. $         9.99 $      10.02 $        10.20 $        10.16
                                                                ============== ============ ============== ==============
NUMBER OF SHARES AUTHORIZED....................................  1,000,000,000  500,000,000  1,000,000,000  1,500,000,000
                                                                ============== ============ ============== ==============
Investments at Cost............................................ $      849,077 $    129,575 $      463,305 $    2,579,381
                                                                ============== ============ ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................ $      871,633 $    133,699 $      472,149 $    2,626,739
Total Distributable Earnings (Loss)............................         13,010          553          3,842            562
                                                                -------------- ------------ -------------- --------------
NET ASSETS..................................................... $      884,643 $    134,252 $      475,991 $    2,627,301
                                                                ============== ============ ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA                      DFA CALIFORNIA
                                                                                 INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                                                      TERM        SHORT-TERM        TERM
                                                                                   MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                                 BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                                                 -------------- -------------- --------------
ASSETS:
Investments at Value............................................................ $    1,855,666 $    1,250,629 $      483,450
Cash............................................................................          7,199         10,278          8,050
Receivables:
   Dividends and Interest.......................................................         20,915         18,471          5,945
   Fund Shares Sold.............................................................          2,067            739            189
Prepaid Expenses and Other Assets...............................................             61             26             12
                                                                                 -------------- -------------- --------------
       Total Assets.............................................................      1,885,908      1,280,143        497,646
                                                                                 -------------- -------------- --------------
LIABILITIES:
Payables:
   Investment Securities Purchased..............................................             --         10,289          5,863
   Fund Shares Redeemed.........................................................            490            606            316
   Due to Advisor...............................................................            309            209             79
Accrued Expenses and Other Liabilities..........................................            110             68             35
                                                                                 -------------- -------------- --------------
       Total Liabilities........................................................            909         11,172          6,293
                                                                                 -------------- -------------- --------------
NET ASSETS...................................................................... $    1,884,999 $    1,268,971 $      491,353
                                                                                 ============== ============== ==============
Institutional Class Shares -- based on net assets of $1,884,999; $1,268,971 and
  $491,353 and shares outstanding of 184,327,008, 123,446,095 and
  46,463,816, respectively...................................................... $        10.23 $        10.28 $        10.57
                                                                                 ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.....................................................  1,500,000,000  1,000,000,000  1,000,000,000
                                                                                 ============== ============== ==============
Investments at Cost............................................................. $    1,828,877 $    1,248,999 $      476,644
                                                                                 ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $    1,857,771 $    1,267,035 $      484,495
Total Distributable Earnings (Loss).............................................         27,228          1,936          6,858
                                                                                 -------------- -------------- --------------
NET ASSETS...................................................................... $    1,884,999 $    1,268,971 $      491,353
                                                                                 ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA NY         DFA MN
                                                                                                      MUNICIPAL      MUNICIPAL
                                                                                                    BOND PORTFOLIO BOND PORTFOLIO
                                                                                                    -------------- --------------
ASSETS:
Investments at Value............................................................................... $      110,586  $     69,366
Cash...............................................................................................          3,752           286
Receivables:
   Dividends and Interest..........................................................................          1,215           809
   Fund Shares Sold................................................................................             --            20
Prepaid Expenses and Other Assets..................................................................             17             6
                                                                                                    --------------  ------------
       Total Assets................................................................................        115,570        70,487
                                                                                                    --------------  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed............................................................................             --            27
   Due to Advisor..................................................................................             15            12
Accrued Expenses and Other Liabilities.............................................................             19            16
                                                                                                    --------------  ------------
       Total Liabilities...........................................................................             34            55
                                                                                                    --------------  ------------
NET ASSETS......................................................................................... $      115,536  $     70,432
                                                                                                    ==============  ============
Institutional Class Shares -- based on net assets of $ 115,536 and $ 70,432 and shares outstanding
  of 11,314,844 and 7,083,848, respectively........................................................ $        10.21  $       9.94
                                                                                                    ==============  ============
NUMBER OF SHARES AUTHORIZED........................................................................  1,000,000,000   500,000,000
                                                                                                    ==============  ============
Investments at Cost................................................................................ $      110,064  $     69,659
                                                                                                    ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................... $      114,985  $     70,747
Total Distributable Earnings (Loss)................................................................            551          (315)
                                                                                                    --------------  ------------
NET ASSETS......................................................................................... $      115,536  $     70,432
                                                                                                    ==============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA
                                                                             DFA TWO-YEAR  SELECTIVELY  DFA FIVE-YEAR
                                                                DFA ONE-YEAR GLOBAL FIXED HEDGED GLOBAL GLOBAL FIXED
                                                                FIXED INCOME    INCOME    FIXED INCOME     INCOME
                                                                 PORTFOLIO#   PORTFOLIO#   PORTFOLIO#    PORTFOLIO#
                                                                ------------ ------------ ------------- -------------
INVESTMENT INCOME
   Interest....................................................   $ 97,720     $ 60,943      $10,860      $  69,076
   Income from Securities Lending..............................        190           52           11             23
                                                                  --------     --------      -------      ---------
          Total Investment Income..............................     97,910       60,995       10,871         69,099
                                                                  --------     --------      -------      ---------
EXPENSES
   Investment Management Fees..................................      5,963        4,170          894         18,248
   Accounting & Transfer Agent Fees............................        428          355           62          1,015
   Custodian Fees..............................................         85           76           17            348
   Filing Fees.................................................         97           85           21            129
   Shareholders' Reports.......................................        115           83           20            256
   Directors'/Trustees' Fees & Expenses........................         31           21            5             57
   Professional Fees...........................................         57           41            9            112
   Other.......................................................         86           65           15            167
                                                                  --------     --------      -------      ---------
          Total Expenses.......................................      6,862        4,896        1,043         20,332
                                                                  --------     --------      -------      ---------
   Fees Paid Indirectly (Note C)...............................         --          (40)          (4)          (146)
                                                                  --------     --------      -------      ---------
   Net Expenses................................................      6,862        4,856        1,039         20,186
                                                                  --------     --------      -------      ---------
   NET INVESTMENT INCOME (LOSS)................................     91,048       56,139        9,832         48,913
                                                                  --------     --------      -------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................       (720)     (11,458)      (6,118)      (118,617)
       Affiliated Investment Companies Shares Sold.............         18            2           --              1
       Foreign Currency Transactions...........................         --         (374)         (59)        (1,346)
       Forward Currency Contracts..............................         --       41,380       17,493        417,713
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............     35,844       27,489       16,407        189,730
       Affiliated Investment Companies Shares..................          5            1           --             --
       Translation of Foreign Currency-Denominated Amounts.....         --           41           (5)            32
       Forward Currency Contracts..............................         --       (1,210)      (2,215)      (113,641)
                                                                  --------     --------      -------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     35,147       55,871       25,503        373,872
                                                                  --------     --------      -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..............................................   $126,195     $112,010      $35,335      $ 422,785
                                                                  ========     ========      =======      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA WORLD EX                DFA
                                                                        U.S.     DFA SHORT- INTERMEDIATE  DFA SHORT-
                                                                     GOVERNMENT     TERM     GOVERNMENT  TERM EXTENDED
                                                                    FIXED INCOME GOVERNMENT FIXED INCOME    QUALITY
                                                                     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO#
                                                                    ------------ ---------- ------------ -------------
INVESTMENT INCOME
   Interest........................................................   $  6,523    $ 23,947    $ 61,528     $ 56,846
   Income from Securities Lending..................................         --          --          --          158
                                                                      --------    --------    --------     --------
          Total Investment Income..................................      6,523      23,947      61,528       57,004
                                                                      --------    --------    --------     --------
EXPENSES
   Investment Management Fees......................................      1,063       1,994       2,467        5,676
   Accounting & Transfer Agent Fees................................         73         155         387          391
   Custodian Fees..................................................         34          12          25           64
   Filing Fees.....................................................         23          30          40           86
   Shareholders' Reports...........................................         21          42          90          109
   Directors'/Trustees' Fees & Expenses............................          4          10          19           22
   Professional Fees...............................................          7          17          35           43
   Other...........................................................         15          24          52           63
                                                                      --------    --------    --------     --------
          Total Expenses...........................................      1,240       2,284       3,115        6,454
                                                                      --------    --------    --------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................        (58)         --          --         (210)
   Fees Paid Indirectly (Note C)...................................        (18)         --          --           --
                                                                      --------    --------    --------     --------
   Net Expenses....................................................      1,164       2,284       3,115        6,244
                                                                      --------    --------    --------     --------
   NET INVESTMENT INCOME (LOSS)....................................      5,359      21,663      58,413       50,760
                                                                      --------    --------    --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................     (3,584)    (11,665)     (7,729)      (7,817)
       Affiliated Investment Companies Shares Sold.................         --          --          --            3
       Foreign Currency Transactions...............................       (171)         --          --         (167)
       Forward Currency Contracts..................................     34,814          --          --       51,999
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     38,691      50,725     216,028       81,536
       Affiliated Investment Companies Shares......................         --          --          --            4
       Translation of Foreign Currency-Denominated Amounts.........        180          --          --          (70)
       Forward Currency Contracts..................................    (12,527)         --          --       (7,651)
                                                                      --------    --------    --------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     57,403      39,060     208,299      117,837
                                                                      --------    --------    --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....   $ 62,762    $ 60,723    $266,712     $168,597
                                                                      ========    ========    ========     ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERMEDIATE-                     DFA
                                                             TERM EXTENDED DFA TARGETED    GLOBAL CORE           DFA
                                                                QUALITY       CREDIT       PLUS FIXED        INVESTMENT
                                                              PORTFOLIO#    PORTFOLIO#  INCOME PORTFOLIO# GRADE PORTFOLIO #
                                                             ------------- ------------ ----------------- -----------------
INVESTMENT INCOME
   Interest.................................................   $ 30,916      $ 8,225         $ 7,750          $128,335
   Income from Securities Lending...........................         90           20              60               470
                                                               --------      -------         -------          --------
          Total Investment Income...........................     31,006        8,245           7,810           128,805
                                                               --------      -------         -------          --------
EXPENSES
   Investment Management Fees...............................      1,720          637             779             8,545
   Accounting & Transfer Agent Fees.........................        102           64              47               530
   Custodian Fees...........................................          6            6              13                36
   Filing Fees..............................................         29           25              31               101
   Shareholders' Reports....................................         34           17              11               137
   Directors'/Trustees' Fees & Expenses.....................          7            2               3                32
   Professional Fees........................................         14            5               4                63
   Organizational & Offering Costs..........................         --           --              13                --
   Other....................................................         21            9               5                93
                                                               --------      -------         -------          --------
          Total Expenses....................................      1,933          765             906             9,537
                                                               --------      -------         -------          --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C)..............        (41)         (94)             29              (138)
                                                               --------      -------         -------          --------
   Net Expenses.............................................      1,892          671             935             9,399
                                                               --------      -------         -------          --------
   NET INVESTMENT INCOME (LOSS).............................     29,114        7,574           6,875           119,406
                                                               --------      -------         -------          --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................    (12,523)        (638)         (3,576)          (36,374)
       Affiliated Investment Companies Shares Sold..........         --           --              (1)               29
       Foreign Currency Transactions........................         --          (24)            (18)              (20)
       Forward Currency Contracts...........................         --        7,405          10,605             9,608
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    104,675       14,135          28,898           422,465
       Affiliated Investment Companies Shares...............          7            1               3                31
       Translation of Foreign Currency-Denominated
         Amounts............................................         --           11              76                 2
       Forward Currency Contracts...........................         --       (2,845)         (4,689)           (1,355)
                                                               --------      -------         -------          --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................     92,159       18,045          31,298           394,386
                                                               --------      -------         -------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $121,273      $25,619         $38,173          $513,792
                                                               ========      =======         =======          ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                             DFA                DFA INFLATION-  DFA SHORT-
                                                                         DIVERSIFIED              PROTECTED    DURATION REAL
                                                                         FIXED INCOME DFA LTIP    SECURITIES      RETURN
                                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO#
                                                                         ------------ --------- -------------- -------------
INVESTMENT INCOME
Income Distributions....................................................   $ 9,841          --           --            --
                                                                           -------     -------     --------      --------
          Total Investment Income.......................................     9,841          --           --            --
                                                                           -------     -------     --------      --------
FUND INVESTMENT INCOME
   Interest.............................................................       685     $ 1,378     $ 25,242      $ 15,929
   Income from Securities Lending.......................................        --          --           --            43
                                                                           -------     -------     --------      --------
          Total Fund Investment Income..................................       685       1,378       25,242        15,972
                                                                           -------     -------     --------      --------
EXPENSES
   Investment Management Fees...........................................       505          90        2,244         1,430
   Accounting & Transfer Agent Fees.....................................        47          14          221           104
   Custodian Fees.......................................................         1           1           23            27
   Filing Fees..........................................................        34          10           40            29
   Shareholders' Reports................................................        12           8           79            36
   Directors'/Trustees' Fees & Expenses.................................         3           1           18             6
   Professional Fees....................................................         3           2           32            10
   Other................................................................         3           2           49            14
                                                                           -------     -------     --------      --------
          Total Expenses................................................       608         128        2,706         1,656
                                                                           -------     -------     --------      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................      (462)          7           --            --
                                                                           -------     -------     --------      --------
   Net Expenses.........................................................       146         135        2,706         1,656
                                                                           -------     -------     --------      --------
   NET INVESTMENT INCOME (LOSS).........................................    10,380       1,243       22,536        14,316
                                                                           -------     -------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................      (348)     (1,965)      (5,658)       (5,739)
       Affiliated Investment Companies Shares Sold......................      (338)         --           --             3
       Swap Contracts...................................................        --          --           --           577
       Foreign Currency Transactions....................................        --          --           --           (34)
       Forward Currency Contracts.......................................        --          --           --        14,431
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     4,719      17,919      213,810        28,569
       Affiliated Investment Companies Shares...........................    18,537          --           --             1
       Swap Contracts...................................................        --          --           --       (11,791)
       Translation of Foreign Currency-Denominated Amounts..............        --          --           --            (2)
       Forward Currency Contracts.......................................        --          --           --        (4,155)
                                                                           -------     -------     --------      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    22,570      15,954      208,152        21,860
                                                                           -------     -------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........   $32,950     $17,197     $230,688      $ 36,176
                                                                           =======     =======     ========      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                      DFA
                                                                                  CALIFORNIA                   DFA SHORT-
                                                                    DFA MUNICIPAL  MUNICIPAL                      TERM
                                                                     REAL RETURN  REAL RETURN DFA MUNICIPAL    MUNICIPAL
                                                                      PORTFOLIO    PORTFOLIO  BOND PORTFOLIO BOND PORTFOLIO
                                                                    ------------- ----------- -------------- --------------
INVESTMENT INCOME
   Interest........................................................    $ 8,161      $ 1,101      $ 4,097        $19,614
                                                                       -------      -------      -------        -------
          Total Investment Income..................................      8,161        1,101        4,097         19,614
                                                                       -------      -------      -------        -------
EXPENSES
   Investment Management Fees......................................        855          127          460          2,609
   Accounting & Transfer Agent Fees................................         63           16           35            158
   Custodian Fees..................................................         19            5            3             14
   Filing Fees.....................................................         24            9           30             67
   Shareholders' Reports...........................................         13            7           10             33
   Directors'/Trustees' Fees & Expenses............................          3           --            2             10
   Professional Fees...............................................          6           --            3             18
   Other...........................................................         25            2            5             28
                                                                       -------      -------      -------        -------
          Total Expenses...........................................      1,008          166          548          2,937
                                                                       -------      -------      -------        -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
     Fees Recovered by Advisor (Note C)............................         --           22          (19)            --
                                                                       -------      -------      -------        -------
   Net Expenses....................................................      1,008          188          529          2,937
                                                                       -------      -------      -------        -------
   NET INVESTMENT INCOME (LOSS)....................................      7,153          913        3,568         16,677
                                                                       -------      -------      -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................       (112)         (31)         (14)           (23)
       Swap Contracts..............................................         34          (21)          --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     34,233        4,187       10,993         13,700
       Swap Contracts..............................................     (9,879)      (1,286)          --             --
                                                                       -------      -------      -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     24,276        2,849       10,979         13,677
                                                                       -------      -------      -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....    $31,429      $ 3,762      $14,547        $30,354
                                                                       =======      =======      =======        =======

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA                      DFA CALIFORNIA
                                                                         INTERMEDIATE-  DFA CALIFORNIA INTERMEDIATE-
                                                                              TERM        SHORT-TERM        TERM
                                                                           MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                                         BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                                         -------------- -------------- --------------
INVESTMENT INCOME
   Interest.............................................................    $16,819        $ 9,327        $ 4,007
                                                                            -------        -------        -------
          Total Investment Income.......................................     16,819          9,327          4,007
                                                                            -------        -------        -------
EXPENSES
   Investment Management Fees...........................................      1,819          1,229            461
   Accounting & Transfer Agent Fees.....................................        120             78             36
   Custodian Fees.......................................................          9              6              3
   Filing Fees..........................................................         46             29             12
   Shareholders' Reports................................................         27             15              9
   Directors'/Trustees' Fees & Expenses.................................          7              5              2
   Professional Fees....................................................         13              8              3
   Other................................................................         20             13              5
                                                                            -------        -------        -------
          Total Expenses................................................      2,061          1,383            531
                                                                            -------        -------        -------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
     Recovered by Advisor (Note C)......................................         --             --             (1)
                                                                            -------        -------        -------
   Net Expenses.........................................................      2,061          1,383            530
                                                                            -------        -------        -------
   NET INVESTMENT INCOME (LOSS).........................................     14,758          7,944          3,477
                                                                            -------        -------        -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.....................................       (132)             1           (112)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.......................     52,855          5,650         10,654
                                                                            -------        -------        -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     52,723          5,651         10,542
                                                                            -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........    $67,481        $13,595        $14,019
                                                                            =======        =======        =======

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019

                                  (UNAUDITED)

                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA NY         DFA MN
                                                                                                MUNICIPAL      MUNICIPAL
                                                                                              BOND PORTFOLIO BOND PORTFOLIO
                                                                                              -------------- --------------
INVESTMENT INCOME
   Interest..................................................................................     $  842         $  494
                                                                                                  ------         ------
          Total Investment Income............................................................        842            494
                                                                                                  ------         ------
EXPENSES
   Investment Management Fees................................................................        105             83
   Accounting & Transfer Agent Fees..........................................................         15             13
   Custodian Fees............................................................................          1              1
   Filing Fees...............................................................................          9              9
   Shareholders' Reports.....................................................................          7              7
   Professional Fees.........................................................................          1             --
   Other.....................................................................................          3              2
                                                                                                  ------         ------
          Total Expenses.....................................................................        141            115
                                                                                                  ------         ------
   Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
     (Note C)................................................................................         (9)            (8)
                                                                                                  ------         ------
   Net Expenses..............................................................................        132            107
                                                                                                  ------         ------
   NET INVESTMENT INCOME (LOSS)..............................................................        710            387
                                                                                                  ------         ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..........................................................         --            (15)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency............................................      1,161          1,426
                                                                                                  ------         ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................      1,161          1,411
                                                                                                  ------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............................     $1,871         $1,798
                                                                                                  ======         ======

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA SELECTIVELY
                                         DFA ONE-YEAR FIXED       DFA TWO-YEAR GLOBAL      HEDGED GLOBAL FIXED
                                          INCOME PORTFOLIO       FIXED INCOME PORTFOLIO     INCOME PORTFOLIO
                                      ------------------------  -----------------------  ----------------------
                                      SIX MONTHS      YEAR      SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                         ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                        APR 30,      OCT 31,      APR 30,     OCT 31,      APR 30,     OCT 31,
                                         2019         2018         2019        2018         2019        2018
                                      -----------  -----------  ----------- -----------  ----------- ----------
                                      (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $    91,048  $   138,457  $   56,139  $    93,691  $    9,832  $   19,282
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................        (720)     (17,244)    (11,458)     (43,407)     (6,118)     (8,987)
       Affiliated Investment
         Companies Shares Sold.......          18          (27)          2           (5)         --          (2)
       Foreign Currency
         Transactions................          --           --        (374)        (217)        (59)        (89)
       Forward Currency
         Contracts...................          --           --      41,380       63,372      17,493      24,270
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........      35,844      (21,946)     27,489      (51,466)     16,407     (28,811)
       Affiliated Investment
         Companies Shares............           5           17           1            3          --          --
       Translation of Foreign
         Currency-Denominated
         Amounts.....................          --           --          41          (34)         (5)        (17)
       Forward Currency
         Contracts...................          --           --      (1,210)     (12,380)     (2,215)      8,093
                                      -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........     126,195       99,257     112,010       49,557      35,335      13,739
                                      -----------  -----------  ----------  -----------  ----------  ----------
Distributions:
       Institutional Class
         Shares......................     (85,582)    (134,236)   (112,133)     (67,032)    (37,788)    (19,847)
                                      -----------  -----------  ----------  -----------  ----------  ----------
          Total Distributions........     (85,582)    (134,236)   (112,133)     (67,032)    (37,788)    (19,847)
                                      -----------  -----------  ----------  -----------  ----------  ----------
Capital Share Transactions
  (1):
   Shares Issued.....................   2,000,453    4,214,515     818,044    1,406,818     123,324     260,563
   Shares Issued in Lieu of
     Cash Distributions..............      79,476      124,874     102,926       61,604      37,698      19,805
   Shares Redeemed...................  (2,031,344)  (3,792,350)   (869,984)  (1,061,658)   (147,818)   (201,281)
                                      -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............      48,585      547,039      50,986      406,764      13,204      79,087
                                      -----------  -----------  ----------  -----------  ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets...................      89,198      512,060      50,863      389,289      10,751      72,979
NET ASSETS
   Beginning of Period...............   7,970,071    7,458,011   5,590,939    5,201,650   1,210,704   1,137,725
                                      -----------  -----------  ----------  -----------  ----------  ----------
   End of Period..................... $ 8,059,269  $ 7,970,071  $5,641,802  $ 5,590,939  $1,221,455  $1,210,704
                                      ===========  ===========  ==========  ===========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     194,643      410,649      82,728      141,973      13,034      27,307
   Shares Issued in Lieu of
     Cash Distributions..............       7,735       12,179      10,471        6,228       4,036       2,085
   Shares Redeemed...................    (197,641)    (369,575)    (87,900)    (107,140)    (15,630)    (21,084)
                                      -----------  -----------  ----------  -----------  ----------  ----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................       4,737       53,253       5,299       41,061       1,440       8,308
                                      ===========  ===========  ==========  ===========  ==========  ==========

                                                 DFA
                                       FIVE-YEAR GLOBAL FIXED
                                          INCOME PORTFOLIO
                                      ------------------------
                                      SIX MONTHS      YEAR
                                         ENDED        ENDED
                                        APR 30,      OCT 31,
                                         2019         2018
                                      -----------  -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $    48,913  $   151,731
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................    (118,617)    (204,764)
       Affiliated Investment
         Companies Shares Sold.......           1          (17)
       Foreign Currency
         Transactions................      (1,346)       5,633
       Forward Currency
         Contracts...................     417,713      536,489
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........     189,730     (587,143)
       Affiliated Investment
         Companies Shares............          --            3
       Translation of Foreign
         Currency-Denominated
         Amounts.....................          32         (821)
       Forward Currency
         Contracts...................    (113,641)     152,598
                                      -----------  -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........     422,785       53,709
                                      -----------  -----------
Distributions:
       Institutional Class
         Shares......................    (619,058)    (226,263)
                                      -----------  -----------
          Total Distributions........    (619,058)    (226,263)
                                      -----------  -----------
Capital Share Transactions
  (1):
   Shares Issued.....................   1,966,093    3,770,863
   Shares Issued in Lieu of
     Cash Distributions..............     583,539      213,684
   Shares Redeemed...................  (2,550,011)  (2,766,123)
                                      -----------  -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............        (379)   1,218,424
                                      -----------  -----------
          Total Increase
            (Decrease) in Net
            Assets...................    (196,652)   1,045,870
NET ASSETS
   Beginning of Period...............  15,130,986   14,085,116
                                      -----------  -----------
   End of Period..................... $14,934,334  $15,130,986
                                      ===========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     184,025      346,747
   Shares Issued in Lieu of
     Cash Distributions..............      55,469       19,638
   Shares Redeemed...................    (239,018)    (254,450)
                                      -----------  -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................         476      111,935
                                      ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA WORLD EX U.S.                               DFA INTERMEDIATE
                                         GOVERNMENT FIXED         DFA SHORT-TERM         GOVERNMENT FIXED
                                         INCOME PORTFOLIO      GOVERNMENT PORTFOLIO      INCOME PORTFOLIO
                                      ----------------------  ----------------------  ----------------------
                                      SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                        APR 30,     OCT 31,     APR 30,     OCT 31,     APR 30,     OCT 31,
                                         2019        2018        2019        2018        2019        2018
                                      ----------- ----------  ----------- ----------  ----------- ----------
                                      (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $    5,359  $    9,807  $   21,663  $   34,564  $   58,413  $  107,648
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................     (3,584)     21,129     (11,665)     (8,657)     (7,729)    (29,472)
       Affiliated Investment
         Companies Shares Sold.......         --          --          --          --          --          --
       Foreign Currency
         Transactions................       (171)        127          --          --          --          --
       Forward Currency
         Contracts...................     34,814      48,335          --          --          --          --
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........     38,691     (60,943)     50,725     (39,753)    216,028    (192,885)
       Affiliated Investment
         Companies Shares............         --          --          --          --          --          --
       Translation of Foreign
         Currency-
         Denominated Amounts.........        180        (370)         --          --          --          --
       Forward Currency
         Contracts...................    (12,527)      7,776          --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........     62,762      25,861      60,723     (13,846)    266,712    (114,709)
                                      ----------  ----------  ----------  ----------  ----------  ----------
Distributions:
       Institutional Class
         Shares......................    (83,830)     (1,574)    (19,926)    (32,064)    (56,606)   (107,136)
                                      ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions........    (83,830)     (1,574)    (19,926)    (32,064)    (56,606)   (107,136)
                                      ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions
  (1):
   Shares Issued.....................    299,965     311,042     411,308     651,375     593,865   1,241,223
   Shares Issued in Lieu of
     Cash Distributions..............     81,437       1,534      18,237      29,939      53,673     101,281
   Shares Redeemed...................   (179,290)   (144,466)   (365,566)   (552,871)   (667,315)   (785,830)
                                      ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    202,112     168,110      63,979     128,443     (19,777)    556,674
                                      ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets...................    181,044     192,397     104,776      82,533     190,329     334,829
NET ASSETS
   Beginning of Period...............  1,126,037     933,640   2,304,374   2,221,841   4,964,670   4,629,841
                                      ----------  ----------  ----------  ----------  ----------  ----------
   End of Period..................... $1,307,081  $1,126,037  $2,409,150  $2,304,374  $5,154,999  $4,964,670
                                      ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     29,793      30,234      39,233      62,307      48,633     102,427
   Shares Issued in Lieu of
     Cash Distributions..............      8,301         149       1,740       2,871       4,396       8,365
   Shares Redeemed...................    (17,941)    (14,028)    (34,872)    (52,932)    (54,991)    (64,976)
                                      ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................     20,153      16,355       6,101      12,246      (1,962)     45,816
                                      ==========  ==========  ==========  ==========  ==========  ==========

                                                DFA
                                        SHORT-TERM EXTENDED
                                         QUALITY PORTFOLIO
                                      -----------------------
                                      SIX MONTHS     YEAR
                                         ENDED       ENDED
                                        APR 30,     OCT 31,
                                         2019        2018
                                      ----------- -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   50,760  $   102,558
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................     (7,817)     (19,815)
       Affiliated Investment
         Companies Shares Sold.......          3           (2)
       Foreign Currency
         Transactions................       (167)        (372)
       Forward Currency
         Contracts...................     51,999       87,752
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........     81,536     (166,633)
       Affiliated Investment
         Companies Shares............          4            2
       Translation of Foreign
         Currency-
         Denominated Amounts.........        (70)        (182)
       Forward Currency
         Contracts...................     (7,651)      11,894
                                      ----------  -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........    168,597       15,202
                                      ----------  -----------
Distributions:
       Institutional Class
         Shares......................   (118,050)    (104,210)
                                      ----------  -----------
          Total Distributions........   (118,050)    (104,210)
                                      ----------  -----------
Capital Share Transactions
  (1):
   Shares Issued.....................  1,032,401    1,708,188
   Shares Issued in Lieu of
     Cash Distributions..............    115,283      102,004
   Shares Redeemed...................   (937,342)  (1,630,889)
                                      ----------  -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    210,342      179,303
                                      ----------  -----------
          Total Increase
            (Decrease) in Net
            Assets...................    260,889       90,295
NET ASSETS
   Beginning of Period...............  5,650,059    5,559,764
                                      ----------  -----------
   End of Period..................... $5,910,948  $ 5,650,059
                                      ==========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     96,994      159,261
   Shares Issued in Lieu of
     Cash Distributions..............     10,923        9,516
   Shares Redeemed...................    (88,172)    (152,282)
                                      ----------  -----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed.................     19,745       16,495
                                      ==========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   DFA INTERMEDIATE-                                DFA GLOBAL
                                                     TERM EXTENDED           DFA TARGETED         CORE PLUS FIXED
                                                   QUALITY PORTFOLIO       CREDIT PORTFOLIO      INCOME PORTFOLIO
                                                ----------------------  ---------------------  --------------------
                                                                                                            PERIOD
                                                                                                            JAN 11,
                                                SIX MONTHS     YEAR     SIX MONTHS    YEAR     SIX MONTHS   2018(A)
                                                   ENDED       ENDED       ENDED      ENDED       ENDED       TO
                                                  APR 30,     OCT 31,     APR 30,    OCT 31,     APR 30,    OCT 31,
                                                   2019        2018        2019       2018        2019       2018
                                                ----------- ----------  ----------- ---------  ----------- --------
                                                (UNAUDITED)             (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   29,114  $   59,068   $  7,574   $  13,278   $   6,875  $  6,618
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........    (12,523)    (14,076)      (638)       (807)     (3,576)     (629)
       Affiliated Investment Companies
         Shares Sold...........................         --         (20)        --          (2)         (1)   (2,559)
       Foreign Currency Transactions...........         --          --        (24)          6         (18)     (197)
       Forward Currency Contracts..............         --          --      7,405       4,180      10,605    20,855
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................    104,675    (110,775)    14,135     (20,100)     28,898   (32,027)
       Affiliated Investment Companies
         Shares................................          7           4          1           1           3        (1)
       Translation of Foreign Currency-
         Denominated Amounts...................         --          --         11         (18)         76      (102)
       Forward Currency Contracts..............         --          --     (2,845)      3,019      (4,689)    7,407
                                                ----------  ----------   --------   ---------   ---------  --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................    121,273     (65,799)    25,619        (443)     38,173      (635)
                                                ----------  ----------   --------   ---------   ---------  --------
Distributions:
       Institutional Class Shares..............    (27,648)    (63,709)   (10,312)    (14,525)    (32,673)   (2,471)
                                                ----------  ----------   --------   ---------   ---------  --------
          Total Distributions..................    (27,648)    (63,709)   (10,312)    (14,525)    (32,673)   (2,471)
                                                ----------  ----------   --------   ---------   ---------  --------
Capital Share Transactions (1):
   Shares Issued...............................    199,571     594,054    145,680     254,756     395,978   627,094
   Shares Issued in Lieu of Cash
     Distributions.............................     25,894      59,798     10,015      14,077      32,674     2,471
   Shares Redeemed.............................   (338,199)   (547,044)   (98,065)   (116,673)   (136,527)  (34,134)
                                                ----------  ----------   --------   ---------   ---------  --------
          Net Increase (Decrease) from
            Capital Share Transactions.........   (112,734)    106,808     57,630     152,160     292,125   595,431
                                                ----------  ----------   --------   ---------   ---------  --------
          Total Increase (Decrease) in
            Net Assets.........................    (19,109)    (22,700)    72,937     137,192     297,625   592,325
NET ASSETS
   Beginning of Period.........................  1,782,191   1,804,891    651,780     514,588     592,325        --
                                                ----------  ----------   --------   ---------   ---------  --------
   End of Period............................... $1,763,082  $1,782,191   $724,717   $ 651,780   $ 889,950  $592,325
                                                ==========  ==========   ========   =========   =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     19,258      56,798     14,832      25,763      40,445    63,115
   Shares Issued in Lieu of Cash
     Distributions.............................      2,493       5,734      1,031       1,425       3,476       250
   Shares Redeemed.............................    (32,858)    (52,724)   (10,010)    (11,815)    (14,330)   (3,451)
                                                ----------  ----------   --------   ---------   ---------  --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........    (11,107)      9,808      5,853      15,373      29,591    59,914
                                                ==========  ==========   ========   =========   =========  ========

                                                  DFA INVESTMENT GRADE
                                                        PORTFOLIO
                                                ------------------------


                                                SIX MONTHS      YEAR
                                                   ENDED        ENDED
                                                  APR 30,      OCT 31,
                                                   2019         2018
                                                -----------  -----------
                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   119,406  $   217,652
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........     (36,374)     (35,141)
       Affiliated Investment Companies
         Shares Sold...........................          29          (85)
       Foreign Currency Transactions...........         (20)         (99)
       Forward Currency Contracts..............       9,608       13,170
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     422,465     (402,382)
       Affiliated Investment Companies
         Shares................................          31           18
       Translation of Foreign Currency-
         Denominated Amounts...................           2           (7)
       Forward Currency Contracts..............      (1,355)       2,028
                                                -----------  -----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     513,792     (204,846)
                                                -----------  -----------
Distributions:
       Institutional Class Shares..............    (119,204)    (212,294)
                                                -----------  -----------
          Total Distributions..................    (119,204)    (212,294)
                                                -----------  -----------
Capital Share Transactions (1):
   Shares Issued...............................   1,503,763    3,474,177
   Shares Issued in Lieu of Cash
     Distributions.............................     117,190      209,307
   Shares Redeemed.............................  (1,739,277)  (2,812,841)
                                                -----------  -----------
          Net Increase (Decrease) from
            Capital Share Transactions.........    (118,324)     870,643
                                                -----------  -----------
          Total Increase (Decrease) in
            Net Assets.........................     276,264      453,503
NET ASSETS
   Beginning of Period.........................   8,638,793    8,185,290
                                                -----------  -----------
   End of Period............................... $ 8,915,057  $ 8,638,793
                                                ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     141,963      327,812
   Shares Issued in Lieu of Cash
     Distributions.............................      11,072       19,784
   Shares Redeemed.............................    (164,844)    (266,225)
                                                -----------  -----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     (11,809)      81,371
                                                ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA DIVERSIFIED                                DFA INFLATION-
                                           FIXED INCOME            DFA LTIP          PROTECTED SECURITIES
                                            PORTFOLIO              PORTFOLIO              PORTFOLIO
                                      ---------------------  --------------------  -----------------------
                                      SIX MONTHS    YEAR     SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                         ENDED      ENDED       ENDED      ENDED      ENDED       ENDED
                                        APR 30,    OCT 31,     APR 30,    OCT 31,    APR 30,     OCT 31,
                                         2019       2018        2019       2018       2019        2018
                                      ----------- ---------  ----------- --------  ----------- -----------
                                      (UNAUDITED)            (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss)..........................  $  10,380  $  13,508   $  1,243   $  5,730  $   22,536  $   137,272
   Capital Gain Distributions
     Received from Investment
     Securities......................         --        302         --         --          --           --
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................       (348)      (403)    (1,965)       862      (5,658)     (14,593)
       Affiliated Investment
         Companies Shares Sold.......       (338)        --         --         --          --           --
       Swap Contracts................         --         --         --         --          --           --
       Foreign Currency
         Transactions................         --         --         --         --          --           --
       Forward Currency
         Contracts...................         --         --         --         --          --           --
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........      4,719     (3,675)    17,919    (17,426)    213,810     (194,604)
       Affiliated Investment
         Companies Shares............     18,537    (15,638)        --         --          --           --
       Swap Contracts................         --         --         --         --          --           --
       Translation of Foreign
         Currency-
         Denominated Amounts.........         --         --         --         --          --           --
       Forward Currency
         Contracts...................         --         --         --         --          --           --
                                       ---------  ---------   --------   --------  ----------  -----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........     32,950     (5,906)    17,197    (10,834)    230,688      (71,925)
                                       ---------  ---------   --------   --------  ----------  -----------
Distributions:
   Institutional Class Shares........     (9,501)   (13,542)    (1,616)    (5,731)    (18,213)    (141,539)
                                       ---------  ---------   --------   --------  ----------  -----------
          Total Distributions........     (9,501)   (13,542)    (1,616)    (5,731)    (18,213)    (141,539)
                                       ---------  ---------   --------   --------  ----------  -----------
Capital Share
  Transactions (1):
   Shares Issued.....................    223,245    467,593     26,283     93,798     623,845    1,424,209
   Shares Issued in Lieu of
     Cash Distributions..............      9,499     13,539      1,616      5,731      16,915      128,414
   Shares Redeemed...................   (129,196)  (195,404)   (21,171)   (38,907)   (692,349)  (1,207,134)
                                       ---------  ---------   --------   --------  ----------  -----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............    103,548    285,728      6,728     60,622     (51,589)     345,489
                                       ---------  ---------   --------   --------  ----------  -----------
          Total Increase
            (Decrease) in Net
            Assets...................    126,997    266,280     22,309     44,057     160,886      132,025
NET ASSETS
   Beginning of Period...............    796,296    530,016    168,648    124,591   4,491,326    4,359,301
                                       ---------  ---------   --------   --------  ----------  -----------
   End of Period.....................  $ 923,293  $ 796,296   $190,957   $168,648  $4,652,212  $ 4,491,326
                                       =========  =========   ========   ========  ==========  ===========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     23,235     48,776      3,020     10,137      54,326      122,790
   Shares Issued in Lieu of
     Cash Distributions..............        995      1,413        188        612       1,501       11,087
   Shares Redeemed...................    (13,474)   (20,443)    (2,399)    (4,219)    (60,440)    (104,237)
                                       ---------  ---------   --------   --------  ----------  -----------
       Net Increase
         (Decrease) from
         Shares Issued and
         Redeemed....................     10,756     29,746        809      6,530      (4,613)      29,640
                                       =========  =========   ========   ========  ==========  ===========

                                        DFA SHORT-DURATION
                                       REAL RETURN PORTFOLIO
                                      ----------------------
                                      SIX MONTHS     YEAR
                                         ENDED       ENDED
                                        APR 30,     OCT 31,
                                         2019        2018
                                      ----------- ----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
   Net Investment Income
     (Loss).......................... $   14,316  $   22,734
   Capital Gain Distributions
     Received from Investment
     Securities......................         --          --
   Net Realized Gain (Loss)
     on:
       Investment Securities
         Sold*,**....................     (5,739)     (4,509)
       Affiliated Investment
         Companies Shares Sold.......          3          (4)
       Swap Contracts................        577       2,092
       Foreign Currency
         Transactions................        (34)         (4)
       Forward Currency
         Contracts...................     14,431      17,453
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities
         and Foreign Currency........     28,569     (35,170)
       Affiliated Investment
         Companies Shares............          1           1
       Swap Contracts................    (11,791)      3,426
       Translation of Foreign
         Currency-
         Denominated Amounts.........         (2)        (22)
       Forward Currency
         Contracts...................     (4,155)      2,070
                                      ----------  ----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations..........     36,176       8,067
                                      ----------  ----------
Distributions:
   Institutional Class Shares........    (38,949)    (19,458)
                                      ----------  ----------
          Total Distributions........    (38,949)    (19,458)
                                      ----------  ----------
Capital Share
  Transactions (1):
   Shares Issued.....................    266,943     591,329
   Shares Issued in Lieu of
     Cash Distributions..............     38,094      18,997
   Shares Redeemed...................   (288,961)   (287,635)
                                      ----------  ----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions.............     16,076     322,691
                                      ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets...................     13,303     311,300
NET ASSETS
   Beginning of Period...............  1,441,718   1,130,418
                                      ----------  ----------
   End of Period..................... $1,455,021  $1,441,718
                                      ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.....................     27,318      59,699
   Shares Issued in Lieu of
     Cash Distributions..............      3,960       1,933
   Shares Redeemed...................    (29,714)    (29,051)
                                      ----------  ----------
       Net Increase
         (Decrease) from
         Shares Issued and
         Redeemed....................      1,564      32,581
                                      ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   DFA CALIFORNIA
                                           DFA MUNICIPAL REAL      MUNICIPAL REAL         DFA MUNICIPAL
                                            RETURN PORTFOLIO      RETURN PORTFOLIO        BOND PORTFOLIO
                                         ---------------------  --------------------  ---------------------
                                                                             PERIOD
                                                                             NOV 01,
                                         SIX MONTHS    YEAR     SIX MONTHS   2017(A)  SIX MONTHS    YEAR
                                            ENDED      ENDED       ENDED       TO        ENDED      ENDED
                                           APR 30,    OCT 31,     APR 30,    OCT 31,    APR 30,    OCT 31,
                                            2019       2018        2019       2018       2019       2018
                                         ----------- ---------  ----------- --------  ----------- ---------
                                         (UNAUDITED)            (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).........  $   7,153  $  12,183   $    913   $  1,127   $  3,568   $   5,687
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold/*,**/.....................       (112)      (758)       (31)        --        (14)         (6)
       Swap Contracts...................         34        747        (21)        --         --          --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency...............     34,233    (25,235)     4,187     (2,482)    10,993      (8,949)
       Swap Contracts...................     (9,879)     5,402     (1,286)       138         --          --
                                          ---------  ---------   --------   --------   --------   ---------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations.............     31,429     (7,661)     3,762     (1,217)    14,547      (3,268)
                                          ---------  ---------   --------   --------   --------   ---------
Distributions:
       Institutional Class Shares.......     (7,090)   (12,044)      (906)    (1,086)    (3,534)     (5,602)
                                          ---------  ---------   --------   --------   --------   ---------
          Total Distributions...........     (7,090)   (12,044)      (906)    (1,086)    (3,534)     (5,602)
                                          ---------  ---------   --------   --------   --------   ---------
Capital Share Transactions (1):
   Shares Issued........................    187,775    410,521     46,115    145,121     95,216     264,400
   Shares Issued in Lieu of Cash
     Distributions......................      7,083     12,037        906      1,086      3,514       5,583
   Shares Redeemed......................   (200,264)  (253,964)   (37,993)   (21,536)   (87,199)   (159,604)
                                          ---------  ---------   --------   --------   --------   ---------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions................     (5,406)   168,594      9,028    124,671     11,531     110,379
                                          ---------  ---------   --------   --------   --------   ---------
          Total Increase
            (Decrease) in Net
            Assets......................     18,933    148,889     11,884    122,368     22,544     101,509
NET ASSETS
   Beginning of Period..................    865,710    716,821    122,368         --    453,447     351,938
                                          ---------  ---------   --------   --------   --------   ---------
   End of Period........................  $ 884,643  $ 865,710   $134,252   $122,368   $475,991   $ 453,447
                                          =========  =========   ========   ========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................     19,123     41,589      4,669     14,545      9,435      26,315
   Shares Issued in Lieu of Cash
     Distributions......................        718      1,223         91        109        347         557
   Shares Redeemed......................    (20,450)   (25,760)    (3,851)    (2,165)    (8,650)    (15,893)
                                          ---------  ---------   --------   --------   --------   ---------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed....................       (609)    17,052        909     12,489      1,132      10,979
                                          =========  =========   ========   ========   ========   =========

                                             DFA SHORT-TERM
                                             MUNICIPAL BOND
                                                PORTFOLIO
                                         ----------------------


                                         SIX MONTHS     YEAR
                                            ENDED       ENDED
                                           APR 30,     OCT 31,
                                            2019        2018
                                         ----------- ----------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......... $   16,677  $   27,896
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold/*,**/.....................        (23)        (31)
       Swap Contracts...................         --          --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities and
         Foreign Currency...............     13,700     (20,244)
       Swap Contracts...................         --          --
                                         ----------  ----------
          Net Increase
            (Decrease) in Net
            Assets Resulting
            from Operations.............     30,354       7,621
                                         ----------  ----------
Distributions:
       Institutional Class Shares.......    (16,511)    (27,517)
                                         ----------  ----------
          Total Distributions...........    (16,511)    (27,517)
                                         ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................    676,359     906,692
   Shares Issued in Lieu of Cash
     Distributions......................     15,129      26,799
   Shares Redeemed......................   (631,287)   (892,279)
                                         ----------  ----------
          Net Increase
            (Decrease) from
            Capital Share
            Transactions................     60,201      41,212
                                         ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets......................     74,044      21,316
NET ASSETS
   Beginning of Period..................  2,553,257   2,531,941
                                         ----------  ----------
   End of Period........................ $2,627,301  $2,553,257
                                         ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................     66,685      89,489
   Shares Issued in Lieu of Cash
     Distributions......................      1,491       2,647
   Shares Redeemed......................    (62,229)    (88,080)
                                         ----------  ----------
          Net Increase
            (Decrease) from
            Shares Issued and
            Redeemed....................      5,947       4,056
                                         ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA INTERMEDIATE-TERM                                DFA CALIFORNIA
                                                    MUNICIPAL BOND      DFA CALIFORNIA SHORT-TERM   INTERMEDIATE-TERM
                                                       PORTFOLIO        MUNICIPAL BOND PORTFOLIO  MUNICIPAL BOND PORTFOLIO
                                                ----------------------  ------------------------  -----------------------
                                                SIX MONTHS     YEAR     SIX MONTHS      YEAR      SIX MONTHS     YEAR
                                                   ENDED       ENDED       ENDED        ENDED        ENDED       ENDED
                                                  APR 30,     OCT 31,     APR 30,      OCT 31,      APR 30,     OCT 31,
                                                   2019        2018        2019         2018         2019        2018
                                                ----------- ----------  -----------  ----------   -----------  ---------
                                                (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   14,758  $   26,566  $    7,944   $   11,227    $  3,477    $   5,810
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/........       (132)        (92)          1          (96)       (112)         (13)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     52,855     (44,920)      5,650       (8,418)     10,654       (9,087)
                                                ----------  ----------  ----------   ----------    --------    ---------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     67,481     (18,446)     13,595        2,713      14,019       (3,290)
                                                ----------  ----------  ----------   ----------    --------    ---------
Distributions:
       Institutional Class Shares..............    (14,605)    (26,332)     (7,796)     (11,064)     (3,429)      (5,751)
                                                ----------  ----------  ----------   ----------    --------    ---------
          Total Distributions..................    (14,605)    (26,332)     (7,796)     (11,064)     (3,429)      (5,751)
                                                ----------  ----------  ----------   ----------    --------    ---------
Capital Share Transactions (1):
   Shares Issued...............................    437,351     682,137     275,000      536,227     108,597      222,985
   Shares Issued in Lieu of Cash
     Distributions.............................     14,015      25,243       7,487       10,947       3,384        5,676
   Shares Redeemed.............................   (401,923)   (547,570)   (205,048)    (384,629)    (66,767)    (131,373)
                                                ----------  ----------  ----------   ----------    --------    ---------
          Net Increase (Decrease) from
            Capital Share Transactions.........     49,443     159,810      77,439      162,545      45,214       97,288
                                                ----------  ----------  ----------   ----------    --------    ---------
          Total Increase (Decrease) in
            Net Assets.........................    102,319     115,032      83,238      154,194      55,804       88,247
NET ASSETS
   Beginning of Period.........................  1,782,680   1,667,648   1,185,733    1,031,539     435,549      347,302
                                                ----------  ----------  ----------   ----------    --------    ---------
   End of Period............................... $1,884,999  $1,782,680  $1,268,971   $1,185,733    $491,353    $ 435,549
                                                ==========  ==========  ==========   ==========    ========    =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     43,367      67,950      26,774       52,277      10,365       21,398
   Shares Issued in Lieu of Cash
     Distributions.............................      1,381       2,519         729        1,068         322          545
   Shares Redeemed.............................    (39,885)    (54,612)    (19,962)     (37,491)     (6,385)     (12,613)
                                                ----------  ----------  ----------   ----------    --------    ---------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........      4,863      15,857       7,541       15,854       4,302        9,330
                                                ==========  ==========  ==========   ==========    ========    =========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0, $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA NY MUNICIPAL      DFA MN MUNICIPAL
                                                   BOND PORTFOLIO        BOND PORTFOLIO
                                                --------------------  --------------------
                                                SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                   ENDED      ENDED      ENDED      ENDED
                                                  APR 30,    OCT 31,    APR 30,    OCT 31,
                                                   2019       2018       2019       2018
                                                ----------- --------  ----------- --------
                                                (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................  $    710   $  1,123   $    387   $    709
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..........        --         (8)       (15)       (27)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     1,161     (1,345)     1,426     (1,420)
                                                 --------   --------   --------   --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     1,871       (230)     1,798       (738)
                                                 --------   --------   --------   --------
Distributions:
       Institutional Class Shares..............      (699)    (1,109)      (383)      (698)
                                                 --------   --------   --------   --------
          Total Distributions..................      (699)    (1,109)      (383)      (698)
                                                 --------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued...............................    22,361     38,034     13,528     59,841
   Shares Issued in Lieu of Cash
     Distributions.............................       699      1,109        383        698
   Shares Redeemed.............................    (9,128)   (28,576)   (11,212)   (54,044)
                                                 --------   --------   --------   --------
          Net Increase (Decrease) from
            Capital Share Transactions.........    13,932     10,567      2,699      6,495
                                                 --------   --------   --------   --------
          Total Increase (Decrease) in
            Net Assets.........................    15,104      9,228      4,114      5,059
NET ASSETS
   Beginning of Period.........................   100,432     91,204     66,318     61,259
                                                 --------   --------   --------   --------
   End of Period...............................  $115,536   $100,432   $ 70,432   $ 66,318
                                                 ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     2,196      3,749      1,372      6,101
   Shares Issued in Lieu of Cash
     Distributions.............................        69        109         39         71
   Shares Redeemed.............................      (898)    (2,816)    (1,143)    (5,511)
                                                 --------   --------   --------   --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     1,367      1,042        268        661
                                                 ========   ========   ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    10.24     $    10.29  $    10.31  $    10.32  $    10.32  $    10.33
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.12           0.18        0.11        0.07        0.04        0.03
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.05          (0.06)      (0.02)         --        0.01          --
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       0.17           0.12        0.09        0.07        0.05        0.03
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.11)         (0.17)      (0.11)      (0.07)      (0.04)      (0.03)
   Net Realized Gains.......................         --             --          --       (0.01)      (0.01)      (0.01)
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.11)         (0.17)      (0.11)      (0.08)      (0.05)      (0.04)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $    10.30     $    10.24  $    10.29  $    10.31  $    10.32  $    10.32
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       1.67%(B)       1.22%       0.86%       0.70%       0.44%       0.28%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $8,059,269     $7,970,071  $7,458,011  $6,985,789  $7,306,008  $8,455,559
Ratio of Expenses to Average Net Assets.....       0.17%(C)       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........       0.17%(C)       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Net Investment Income to
  Average Net Assets........................       2.29%(C)       1.76%       1.08%       0.69%       0.38%       0.30%
Portfolio Turnover Rate.....................         14%(B)         68%         86%         64%         81%         72%
                                             ----------     ----------  ----------  ----------  ----------  ----------

                                                             DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                             -------------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                 ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                 2019          2018        2017        2016        2015        2014
                                             -----------    ----------  ----------  ----------  ----------  ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $     9.95     $     9.99  $     9.99  $     9.96  $    10.02  $    10.06
                                             ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.10           0.17        0.12        0.08        0.05        0.05
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.10          (0.08)      (0.03)         --          --          --
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....       0.20           0.09        0.09        0.08        0.05        0.05
                                             ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.20)         (0.13)      (0.09)      (0.05)      (0.10)      (0.08)
   Net Realized Gains.......................         --             --          --          --       (0.01)      (0.01)
                                             ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions..................      (0.20)         (0.13)      (0.09)      (0.05)      (0.11)      (0.09)
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.............. $     9.95     $     9.95  $     9.99  $     9.99  $     9.96  $    10.02
                                             ==========     ==========  ==========  ==========  ==========  ==========
Total Return................................       2.05%(B)       0.87%       0.95%       0.81%       0.56%       0.51%
                                             ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)....... $5,641,802     $5,590,939  $5,201,650  $4,724,757  $5,360,173  $6,188,952
Ratio of Expenses to Average Net Assets.....       0.18%(C)       0.17%       0.17%       0.17%       0.18%       0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........       0.18%(C)       0.17%       0.17%       0.17%       0.18%       0.17%
Ratio of Net Investment Income to
  Average Net Assets........................       2.02%(C)       1.73%       1.21%       0.79%       0.54%       0.51%
Portfolio Turnover Rate.....................         28%(B)         81%        121%         87%        125%         99%
                                             ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                             ----------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR       YEAR      YEAR        YEAR
                                                 ENDED         ENDED       ENDED      ENDED     ENDED       ENDED
                                                APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                 2019          2018        2017       2016      2015        2014
                                             -----------    ----------  ----------  --------  --------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $     9.60     $     9.66  $     9.72  $   9.41  $  10.00   $    10.21
                                             ----------     ----------  ----------  --------  --------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.08           0.15        0.17      0.17      0.15         0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.20          (0.04)      (0.08)     0.24     (0.59)       (0.22)
                                             ----------     ----------  ----------  --------  --------   ----------
       Total from Investment Operations.....       0.28           0.11        0.09      0.41     (0.44)       (0.07)
                                             ----------     ----------  ----------  --------  --------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.30)         (0.17)      (0.15)    (0.10)    (0.15)       (0.12)
   Net Realized Gains.......................         --             --          --        --        --        (0.02)
                                             ----------     ----------  ----------  --------  --------   ----------
       Total Distributions..................      (0.30)         (0.17)      (0.15)    (0.10)    (0.15)       (0.14)
                                             ----------     ----------  ----------  --------  --------   ----------
Net Asset Value, End of Period.............. $     9.58     $     9.60  $     9.66  $   9.72  $   9.41   $    10.00
                                             ==========     ==========  ==========  ========  ========   ==========
Total Return................................       3.03%(B)       1.12%       1.00%     4.44%    (4.42%)      (0.72%)
                                             ----------     ----------  ----------  --------  --------   ----------
Net Assets, End of Period (thousands)....... $1,221,455     $1,210,704  $1,137,725  $988,751  $995,914   $1,099,647
Ratio of Expenses to Average Net Assets.....       0.17%(C)       0.17%       0.17%     0.17%     0.17%        0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........       0.17%(C)       0.17%       0.17%     0.17%     0.17%        0.17%
Ratio of Net Investment Income to
  Average Net Assets........................       1.65%(C)       1.62%       1.77%     1.75%     1.55%        1.46%
Portfolio Turnover Rate.....................         20%(B)         63%         52%       54%       56%          48%
                                             ----------     ----------  ----------  --------  --------   ----------

                                                               DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                             ------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                                 APR 30,       OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                  2019          2018         2017         2016         2015         2014
                                             -----------     -----------  -----------  -----------  -----------  ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period........ $     10.90     $     11.03  $     11.16  $     11.08  $     11.06  $    11.14
                                             -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............        0.04            0.11         0.18         0.18         0.17        0.15
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.26           (0.07)       (0.08)        0.10         0.07        0.05
                                             -----------     -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.....        0.30            0.04         0.10         0.28         0.24        0.20
                                             -----------     -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.45)          (0.16)       (0.19)       (0.17)       (0.20)      (0.13)
   Net Realized Gains.......................          --           (0.01)       (0.04)       (0.03)       (0.02)      (0.15)
                                             -----------     -----------  -----------  -----------  -----------  ----------
       Total Distributions..................       (0.45)          (0.17)       (0.23)       (0.20)       (0.22)      (0.28)
                                             -----------     -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Period.............. $     10.75     $     10.90  $     11.03  $     11.16  $     11.08  $    11.06
                                             ===========     ===========  ===========  ===========  ===========  ==========
Total Return................................        2.87%(B)        0.38%        0.95%        2.63%        2.22%       1.90%
                                             -----------     -----------  -----------  -----------  -----------  ----------
Net Assets, End of Period (thousands)....... $14,934,334     $15,130,986  $14,085,116  $12,597,375  $11,237,965  $9,818,116
Ratio of Expenses to Average Net Assets.....        0.28%(C)        0.27%        0.27%        0.27%        0.27%       0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)..........        0.28%(C)        0.27%        0.27%        0.27%        0.27%       0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        0.67%(C)        1.03%        1.66%        1.60%        1.55%       1.34%
Portfolio Turnover Rate.....................          26%(B)          67%          69%          51%          41%         62%
                                             -----------     -----------  -----------  -----------  -----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                                  -----------------------------------------------------------------
                                                   SIX MONTHS       YEAR       YEAR      YEAR      YEAR      YEAR
                                                      ENDED         ENDED      ENDED     ENDED     ENDED     ENDED
                                                     APR 30,       OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                      2019          2018       2017      2016      2015      2014
                                                  -----------    ----------  --------  --------  --------  --------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............. $    10.45     $    10.22  $  10.37  $  10.48  $  10.81  $  10.31
                                                  ----------     ----------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................       0.05           0.10      0.10      0.11      0.14      0.19
   Net Gains (Losses) on Securities (Realized
     and Unrealized).............................       0.49           0.15      0.02      0.50      0.27      0.60
                                                  ----------     ----------  --------  --------  --------  --------
       Total from Investment Operations..........       0.54           0.25      0.12      0.61      0.41      0.79
                                                  ----------     ----------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income.........................      (0.73)         (0.02)    (0.25)    (0.71)    (0.69)    (0.29)
   Net Realized Gains............................      (0.04)            --     (0.02)    (0.01)    (0.05)       --
                                                  ----------     ----------  --------  --------  --------  --------
       Total Distributions.......................      (0.77)         (0.02)    (0.27)    (0.72)    (0.74)    (0.29)
                                                  ----------     ----------  --------  --------  --------  --------
Net Asset Value, End of Period................... $    10.22     $    10.45  $  10.22  $  10.37  $  10.48  $  10.81
                                                  ==========     ==========  ========  ========  ========  ========
Total Return.....................................       5.42%(B)       2.42%     1.31%     6.26%     3.93%     7.93%
                                                  ----------     ----------  --------  --------  --------  --------
Net Assets, End of Period (thousands)............ $1,307,081     $1,126,037  $933,640  $772,664  $567,118  $355,241
Ratio of Expenses to Average Net Assets..........       0.20%(C)       0.20%     0.20%     0.20%     0.20%     0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...................................       0.21%(C)       0.21%     0.21%     0.22%     0.22%     0.22%
Ratio of Net Investment Income to Average Net
  Assets.........................................       0.91%(C)       0.94%     1.04%     1.09%     1.37%     1.81%
Portfolio Turnover Rate..........................         20%(B)         37%       51%       48%       27%       41%
                                                  ----------     ----------  --------  --------  --------  --------

                                                                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                   SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                                      ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                                     APR 30,       OCT 31,      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                      2019          2018         2017         2016        2015        2014
                                                  -----------    ----------   ----------   ----------  ----------  ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............. $    10.38     $    10.59   $    10.75   $    10.75  $    10.69  $    10.70
                                                  ----------     ----------   ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)..................       0.10           0.16         0.12         0.11        0.10        0.08
   Net Gains (Losses) on Securities (Realized
     and Unrealized).............................       0.17          (0.22)       (0.13)        0.04        0.07          --
                                                  ----------     ----------   ----------   ----------  ----------  ----------
       Total from Investment Operations..........       0.27          (0.06)       (0.01)        0.15        0.17        0.08
                                                  ----------     ----------   ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income.........................      (0.09)         (0.15)       (0.12)       (0.11)      (0.09)      (0.07)
   Net Realized Gains............................         --             --        (0.03)       (0.04)      (0.02)      (0.02)
                                                  ----------     ----------   ----------   ----------  ----------  ----------
       Total Distributions.......................      (0.09)         (0.15)       (0.15)       (0.15)      (0.11)      (0.09)
                                                  ----------     ----------   ----------   ----------  ----------  ----------
Net Asset Value, End of Period................... $    10.56     $    10.38   $    10.59   $    10.75  $    10.75  $    10.69
                                                  ==========     ==========   ==========   ==========  ==========  ==========
Total Return.....................................       2.60%(B)      (0.60%)      (0.10%)       1.40%       1.65%       0.83%
                                                  ----------     ----------   ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)............ $2,409,150     $2,304,374   $2,221,841   $2,094,510  $2,144,989  $2,061,710
Ratio of Expenses to Average Net Assets..........       0.19%(C)       0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly))...................................       0.19%(C)       0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net
  Assets.........................................       1.85%(C)       1.52%        1.17%        1.02%       0.90%       0.75%
Portfolio Turnover Rate..........................          5%(B)         30%          34%          51%         82%         40%
                                                  ----------     ----------   ----------   ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                 ---------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                                     ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                                    APR 30,       OCT 31,      OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                     2019          2018         2017         2016        2015        2014
                                                 -----------    ----------   ----------   ----------  ----------  ----------
                                                  (UNAUDITED)
Net Asset Value, Beginning of Period............ $    11.88     $    12.45   $    12.86   $    12.67  $    12.60  $    12.52
                                                 ----------     ----------   ----------   ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).................       0.14           0.27         0.26         0.26        0.27        0.29
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................       0.52          (0.57)       (0.39)        0.24        0.13        0.08
                                                 ----------     ----------   ----------   ----------  ----------  ----------
       Total from Investment Operations.........       0.66          (0.30)       (0.13)        0.50        0.40        0.37
                                                 ----------     ----------   ----------   ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income........................      (0.14)         (0.26)       (0.25)       (0.25)      (0.27)      (0.29)
   Net Realized Gains...........................         --          (0.01)       (0.03)       (0.06)      (0.06)         --
                                                 ----------     ----------   ----------   ----------  ----------  ----------
       Total Distributions......................      (0.14)         (0.27)       (0.28)       (0.31)      (0.33)      (0.29)
                                                 ----------     ----------   ----------   ----------  ----------  ----------
Net Asset Value, End of Period.................. $    12.40     $    11.88   $    12.45   $    12.86  $    12.67  $    12.60
                                                 ==========     ==========   ==========   ==========  ==========  ==========
Total Return....................................       5.57%(B)      (2.44%)      (0.93%)       3.95%       3.25%       3.00%
                                                 ----------     ----------   ----------   ----------  ----------  ----------
Net Assets, End of Period (thousands)........... $5,154,999     $4,964,670   $4,629,841   $3,811,636  $3,378,949  $4,021,616
Ratio of Expenses to Average Net Assets.........       0.13%(C)       0.12%        0.12%        0.12%       0.12%       0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor).........................       0.13%(C)       0.12%        0.12%        0.12%       0.12%       0.12%
Ratio of Net Investment Income to Average Net
  Assets........................................       2.37%(C)       2.22%        2.06%        2.01%       2.17%       2.30%
Portfolio Turnover Rate.........................          8%(B)         16%          12%          17%         19%         29%
                                                 ----------     ----------   ----------   ----------  ----------  ----------

                                                                 DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                                 -------------------------------------------------------------------------
                                                  SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                    APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                     2019          2018        2017        2016        2015        2014
                                                 -----------    ----------  ----------  ----------  ----------  ----------
                                                  (UNAUDITED)
Net Asset Value, Beginning of Period............ $    10.68     $    10.85  $    10.90  $    10.82  $    10.86  $    10.86
                                                 ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).................       0.09           0.19        0.20        0.19        0.17        0.16
   Net Gains (Losses) on Securities (Realized
     and Unrealized)............................       0.22          (0.16)      (0.07)       0.10       (0.01)         --
                                                 ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.........       0.31           0.03        0.13        0.29        0.16        0.16
                                                 ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income........................      (0.22)         (0.19)      (0.18)      (0.19)      (0.19)      (0.14)
   Net Realized Gains...........................         --          (0.01)         --       (0.02)      (0.01)      (0.02)
                                                 ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions......................      (0.22)         (0.20)      (0.18)      (0.21)      (0.20)      (0.16)
                                                 ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................. $    10.77     $    10.68  $    10.85  $    10.90  $    10.82  $    10.86
                                                 ==========     ==========  ==========  ==========  ==========  ==========
Total Return....................................       2.97%(B)       0.22%       1.19%       2.70%       1.48%       1.44%
                                                 ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)........... $5,910,948     $5,650,059  $5,559,764  $4,723,470  $3,896,233  $3,822,894
Ratio of Expenses to Average Net Assets.........       0.22%(C)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor).........................       0.23%(C)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets........................................       1.79%(C)       1.76%       1.85%       1.77%       1.58%       1.45%
Portfolio Turnover Rate.........................         10%(B)         27%         23%         25%         28%         23%
                                                 ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                                   --------------------------------------------------------------------------

                                                    SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                       ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                                      APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                       2019          2018         2017        2016        2015        2014
                                                   -----------    ----------   ----------  ----------  ----------  ----------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    10.11     $    10.85   $    10.97  $    10.67  $    10.80  $    10.50
                                                   ----------     ----------   ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.17           0.33         0.33        0.32        0.33        0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       0.57          (0.71)       (0.11)       0.37       (0.04)       0.28
                                                   ----------     ----------   ----------  ----------  ----------  ----------
       Total from Investment Operations...........       0.74          (0.38)        0.22        0.69        0.29        0.61
                                                   ----------     ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.17)         (0.33)       (0.32)      (0.34)      (0.37)      (0.31)
   Net Realized Gains.............................         --          (0.03)       (0.02)      (0.05)      (0.05)         --
                                                   ----------     ----------   ----------  ----------  ----------  ----------
       Total Distributions........................      (0.17)         (0.36)       (0.34)      (0.39)      (0.42)      (0.31)
                                                   ----------     ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    10.68     $    10.11   $    10.85  $    10.97  $    10.67  $    10.80
                                                   ==========     ==========   ==========  ==========  ==========  ==========
Total Return......................................       7.33%(B)      (3.53%)       2.05%       6.61%       2.66%       5.91%
                                                   ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $1,763,082     $1,782,191   $1,804,891  $1,414,041  $1,068,817  $2,133,894
Ratio of Expenses to Average Net Assets...........       0.22%(C)       0.22%        0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................       0.22%(C)       0.22%        0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.38%(C)       3.21%        3.03%       2.99%       3.05%       3.06%
Portfolio Turnover Rate...........................          5%(B)         24%          18%         28%         30%         23%
                                                   ----------     ----------   ----------  ----------  ----------  ----------

                                                                   DFA TARGETED CREDIT PORTFOLIO
                                                   ------------------------------------------------------
                                                                                                    PERIOD
                                                   SIX MONTHS      YEAR       YEAR      YEAR       MAY 20,
                                                      ENDED        ENDED      ENDED     ENDED     2015(A) TO
                                                     APR 30,      OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                      2019         2018       2017      2016         2015
                                                   -----------   --------   --------  --------  ----------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   9.80     $  10.06   $  10.08  $   9.96   $  10.00
                                                    --------     --------   --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.11         0.22       0.22      0.21       0.08
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.26        (0.24)     (0.03)     0.12      (0.06)
                                                    --------     --------   --------  --------   --------
       Total from Investment Operations...........      0.37        (0.02)      0.19      0.33       0.02
                                                    --------     --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.16)       (0.22)     (0.21)    (0.21)     (0.06)
   Net Realized Gains.............................        --        (0.02)        --        --         --
                                                    --------     --------   --------  --------   --------
       Total Distributions........................     (0.16)       (0.24)     (0.21)    (0.21)     (0.06)
                                                    --------     --------   --------  --------   --------
Net Asset Value, End of Period....................  $  10.01     $   9.80   $  10.06  $  10.08   $   9.96
                                                    ========     ========   ========  ========   ========
Total Return......................................      3.78%(B)    (0.18%)     1.94%     3.39%      0.18%(B)
                                                    --------     --------   --------  --------   --------
Net Assets, End of Period (thousands).............  $724,717     $651,780   $514,588  $356,579   $220,608
Ratio of Expenses to Average Net Assets...........      0.20%(C)     0.20%      0.20%     0.20%      0.20%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor)...........................      0.23%(C)     0.23%      0.23%     0.24%      0.28%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.26%(C)     2.25%      2.25%     2.06%      1.81%(C)(D)
Portfolio Turnover Rate...........................         4%(B)       19%        41%       21%         2%(B)
                                                    --------     --------   --------  --------   --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA
                                                              GLOBAL CORE
                                                              PLUS FIXED
                                                           INCOME PORTFOLIO
                                                   -----------------------           --------------
                                                                       PERIOD
                                                   SIX MONTHS         JAN 11,         SIX MONTHS
                                                      ENDED          2018(A) TO          ENDED
                                                     APR 30,          OCT 31,           APR 30,
                                                      2019              2018             2019
                                                   -----------   ----------          -----------
                                                   (UNAUDITED)                        (UNAUDITED)
Net Asset Value, Beginning of Period..............  $   9.89      $  10.00           $    10.38
                                                    --------      --------           ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................      0.11          0.15                 0.15
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.47         (0.21)                0.49
                                                    --------      --------           ----------
       Total from Investment Operations...........      0.58         (0.06)                0.64
                                                    --------      --------           ----------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.53)        (0.05)               (0.15)
   Net Realized Gains.............................        --            --                   --
                                                    --------      --------           ----------
       Total Distributions........................     (0.53)        (0.05)               (0.15)
                                                    --------      --------           ----------
Net Asset Value, End of Period....................  $   9.94      $   9.89           $    10.87
                                                    ========      ========           ==========
Total Return......................................      6.14%(B)     (0.56%)(B)            6.18%(B)
                                                    --------      --------           ----------
Net Assets, End of Period (thousands).............  $889,950      $592,325           $8,915,057
Ratio of Expenses to Average Net Assets *.........      0.30%(C)      0.30%(D)(E)          0.22%(C)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *.........................      0.29%(C)      0.31%(C)(D)(E)       0.22%(C)
Ratio of Net Investment Income to Average Net
  Assets..........................................      2.21%(C)      1.82%(C)(D)          2.79%(C)
Portfolio Turnover Rate...........................        14%(B)        68%(B)               12%(B)
                                                    --------      --------           ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................       N/A          0.01%                 N/A
                                                    --------      --------           ----------



                                                             DFA INVESTMENT GRADE PORTFOLIO
                                                   ------------------------------------------------------------

                                                      YEAR         YEAR        YEAR        YEAR         YEAR
                                                      ENDED        ENDED       ENDED       ENDED        ENDED
                                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                      2018         2017        2016        2015         2014
                                                   ----------   ----------  ----------  ----------  ----------

Net Asset Value, Beginning of Period.............. $    10.90   $    11.04  $    10.80  $    10.76  $    10.57
                                                   ----------   ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...................       0.27         0.25        0.24        0.27        0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (0.53)       (0.16)       0.25        0.02        0.18
                                                   ----------   ----------  ----------  ----------  ----------
       Total from Investment Operations...........      (0.26)        0.09        0.49        0.29        0.44
                                                   ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........................      (0.26)       (0.23)      (0.22)      (0.25)      (0.25)
   Net Realized Gains.............................         --           --       (0.03)         --          --
                                                   ----------   ----------  ----------  ----------  ----------
       Total Distributions........................      (0.26)       (0.23)      (0.25)      (0.25)      (0.25)
                                                   ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period.................... $    10.38   $    10.90  $    11.04  $    10.80  $    10.76
                                                   ==========   ==========  ==========  ==========  ==========
Total Return......................................      (2.38%)       0.86%       4.62%       2.77%       4.29%
                                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)............. $8,638,793   $8,185,290  $6,193,789  $4,153,194  $2,433,057
Ratio of Expenses to Average Net Assets *.........       0.22%        0.22%       0.22%       0.22%       0.22%(E)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *.........................       0.22%        0.22%       0.22%       0.38%       0.40%(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.55%        2.32%       2.20%       2.49%       2.40%(E)
Portfolio Turnover Rate...........................         15%          18%          7%         52%        N/A
                                                   ----------   ----------  ----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................        N/A          N/A         N/A        0.16%       0.18%
                                                   ----------   ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                        ----------------------------------------------------           -------------
                                                                                         PERIOD
                                          SIX MONTHS        YEAR         YEAR           AUG 10,        SIX MONTHS
                                             ENDED          ENDED        ENDED         2016(A) TO         ENDED
                                            APR 30,        OCT 31,      OCT 31,         OCT 31,          APR 30,
                                             2019           2018         2017             2016            2019
                                        -----------      --------     --------     ----------          -----------
                                          (UNAUDITED)                                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period...............................  $   9.47        $   9.76     $   9.92      $  10.00            $   8.47
                                         --------        --------     --------      --------            --------
Income from Investment Operations
  (A)
-------------------------------------
   Net Investment Income (Loss)........      0.12            0.19         0.15          0.02                0.06
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................      0.26           (0.29)       (0.16)        (0.08)               0.77
                                         --------        --------     --------      --------            --------
       Total from Investment
         Operations....................      0.38           (0.10)       (0.01)        (0.06)               0.83
                                         --------        --------     --------      --------            --------
Less Distributions:
-------------------
   Net Investment Income...............     (0.11)          (0.19)       (0.15)        (0.02)              (0.04)
   Net Realized Gains..................        --            (-- )          --            --               (0.04)
                                         --------        --------     --------      --------            --------
       Total Distributions.............     (0.11)          (0.19)       (0.15)        (0.02)              (0.08)
                                         --------        --------     --------      --------            --------
Net Asset Value, End of Period.........  $   9.74        $   9.47     $   9.76      $   9.92            $   9.22
                                         ========        ========     ========      ========            ========
Total Return...........................      4.03%(B)       (1.05%)      (0.05%)       (0.64%)(B)           9.86%(B)
                                         --------        --------     --------      --------            --------
Net Assets, End of Period
  (thousands)..........................  $923,293        $796,296     $530,016      $112,561            $190,957
Ratio of Expenses to Average Net
  Assets *.............................      0.15%(C)(E)     0.15%(E)     0.15%(E)      0.15%(C)(D)(E)      0.15%(C)
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor) *........................      0.26%(C)(E)     0.26%(E)     0.29%(E)      0.45%(C)(D)(E)      0.14%(C)
Ratio of Net Investment Income to
  Average Net Assets...................      2.47%(C)        1.93%        1.56%         0.91%(C)(D)         1.38%(C)
Portfolio Turnover Rate................         3%(B)           3%           5%          N/A                  32%(B)
                                         --------        --------     --------      --------            --------
* The Ratio of Expenses to Average
  Net Assets is inclusive of
  acquired fund fees and expenses
  incurred by the Portfolio
  indirectly as a result of
  Portfolio's investment in
  Underlying Funds as follows:.........      0.12%(C)        0.11%        0.11%         0.11%                N/A
                                         --------        --------     --------      --------            --------

                                                DFA LTIP PORTFOLIO
                                        -----------------------------------------------

                                          YEAR       YEAR      YEAR     YEAR     YEAR
                                          ENDED      ENDED     ENDED    ENDED    ENDED
                                         OCT 31,    OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                          2018       2017      2016     2015     2014
                                        --------   --------   -------  -------  -------

Net Asset Value, Beginning of
  Period............................... $   9.31   $   9.81   $  8.67  $ 9.50   $ 8.80
                                        --------   --------   -------  ------   ------
Income from Investment Operations
  (A)
-------------------------------------
   Net Investment Income (Loss)........     0.33       0.25      0.26    0.05     0.20
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................    (0.83)     (0.50)     1.03   (0.81)    0.86
                                        --------   --------   -------  ------   ------
       Total from Investment
         Operations....................    (0.50)     (0.25)     1.29   (0.76)    1.06
                                        --------   --------   -------  ------   ------
Less Distributions:
-------------------
   Net Investment Income...............    (0.34)     (0.24)    (0.15)  (0.07)   (0.36)
   Net Realized Gains..................       --      (0.01)       --      --       --
                                        --------   --------   -------  ------   ------
       Total Distributions.............    (0.34)     (0.25)    (0.15)  (0.07)   (0.36)
                                        --------   --------   -------  ------   ------
Net Asset Value, End of Period......... $   8.47   $   9.31   $  9.81  $ 8.67   $ 9.50
                                        ========   ========   =======  ======   ======
Total Return...........................    (5.73%)    (2.52%)   14.90%  (8.04%)  12.22%
                                        --------   --------   -------  ------   ------
Net Assets, End of Period
  (thousands).......................... $168,648   $124,591   $63,267  $  208   $  995
Ratio of Expenses to Average Net
  Assets *.............................     0.15%      0.15%     0.15%   0.28%    0.40%
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered
  by Advisor) *........................     0.14%      0.14%     0.21%  16.22%    3.63%
Ratio of Net Investment Income to
  Average Net Assets...................     3.52%      2.75%     2.76%   0.49%    2.29%
Portfolio Turnover Rate................       53%         2%        4%     88%     105%
                                        --------   --------   -------  ------   ------
* The Ratio of Expenses to Average
  Net Assets is inclusive of
  acquired fund fees and expenses
  incurred by the Portfolio
  indirectly as a result of
  Portfolio's investment in
  Underlying Funds as follows:.........      N/A        N/A       N/A     N/A      N/A
                                        --------   --------   -------  ------   ------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                                             ----------------------------------------------------------------------------

                                              SIX MONTHS       YEAR         YEAR         YEAR        YEAR         YEAR
                                                 ENDED         ENDED        ENDED        ENDED       ENDED        ENDED
                                                APR 30,       OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                 2019          2018         2017         2016        2015         2014
                                             -----------    ----------   ----------   ----------  ----------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    11.25     $    11.79   $    12.09   $    11.54  $    11.75   $    11.84
                                             ----------     ----------   ----------   ----------  ----------   ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.06           0.35         0.25         0.16        0.06         0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.53          (0.52)       (0.29)        0.53       (0.17)       (0.06)
                                             ----------     ----------   ----------   ----------  ----------   ----------
       Total from Investment Operations.....       0.59          (0.17)       (0.04)        0.69       (0.11)        0.16
                                             ----------     ----------   ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................      (0.05)         (0.37)       (0.23)       (0.13)      (0.07)       (0.25)
   Net Realized Gains.......................         --             --        (0.03)       (0.01)      (0.03)          --
                                             ----------     ----------   ----------   ----------  ----------   ----------
       Total Distributions..................      (0.05)         (0.37)       (0.26)       (0.14)      (0.10)       (0.25)
                                             ----------     ----------   ----------   ----------  ----------   ----------
Net Asset Value, End of Period.............. $    11.79     $    11.25   $    11.79   $    12.09  $    11.54   $    11.75
                                             ==========     ==========   ==========   ==========  ==========   ==========
Total Return................................       5.23%(B)      (1.53%)      (0.26%)       5.96%      (0.98%)       1.38%
                                             ----------     ----------   ----------   ----------  ----------   ----------
Net Assets, End of Period (thousands)....... $4,652,212     $4,491,326   $4,359,301   $3,514,067  $2,982,898   $2,722,146
Ratio of Expenses to Average Net Assets.....       0.12%(C)       0.12%        0.12%        0.12%       0.12%        0.12%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................       0.12%(C)       0.12%        0.12%        0.12%       0.12%        0.12%
Ratio of Net Investment Income to
  Average Net Assets........................       1.00%(C)       3.01%        2.14%        1.35%       0.54%        1.83%
Portfolio Turnover Rate.....................          1%(B)         24%          16%          19%         12%          25%
                                             ----------     ----------   ----------   ----------  ----------   ----------

                                                               DFA SHORT-DURATION REAL RETURN PORTFOLIO
                                             ---------------------------------------------------------------------
                                                                                                             PERIOD
                                              SIX MONTHS       YEAR        YEAR       YEAR      YEAR         NOV 5,
                                                 ENDED         ENDED       ENDED      ENDED     ENDED      2013(A) TO
                                                APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,      OCT 31,
                                                 2019          2018        2017       2016      2015          2014
                                             -----------    ----------  ----------  --------  --------   ----------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $     9.92     $    10.02  $    10.02  $   9.79  $  10.00    $  10.00
                                             ----------     ----------  ----------  --------  --------    --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.10           0.18        0.17      0.17      0.14        0.11
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.14          (0.11)      (0.03)     0.18     (0.26)      (0.09)
                                             ----------     ----------  ----------  --------  --------    --------
       Total from Investment Operations.....       0.24           0.07        0.14      0.35     (0.12)       0.02
                                             ----------     ----------  ----------  --------  --------    --------
Less Distributions:
-------------------
   Net Investment Income....................      (0.26)         (0.17)      (0.14)    (0.12)    (0.09)      (0.02)
   Net Realized Gains.......................         --             --          --        --        --          --
                                             ----------     ----------  ----------  --------  --------    --------
       Total Distributions..................      (0.26)         (0.17)      (0.14)    (0.12)    (0.09)      (0.02)
                                             ----------     ----------  ----------  --------  --------    --------
Net Asset Value, End of Period.............. $     9.90     $     9.92  $    10.02  $  10.02  $   9.79    $  10.00
                                             ==========     ==========  ==========  ========  ========    ========
Total Return................................       2.51%(B)       0.70%       1.42%     3.67%    (1.14%)      0.20%(B)
                                             ----------     ----------  ----------  --------  --------    --------
Net Assets, End of Period (thousands)....... $1,455,021     $1,441,718  $1,130,418  $914,956  $784,996    $632,077
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.23%       0.24%     0.24%     0.24%       0.24%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................       0.23%(C)       0.23%       0.23%     0.23%     0.23%       0.31%(C)(D)
Ratio of Net Investment Income to
  Average Net Assets........................       2.00%(C)       1.78%       1.72%     1.68%     1.38%       1.12%(C)(D)
Portfolio Turnover Rate.....................         20%(B)         39%         35%       62%       30%        138%(B)
                                             ----------     ----------  ----------  --------  --------    --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                                             DFA MUNICIPAL REAL RETURN PORTFOLIO
                                                ------------------------------------------------------
                                                                                                 PERIOD
                                                SIX MONTHS      YEAR       YEAR      YEAR        NOV 4,
                                                   ENDED        ENDED      ENDED     ENDED     2014(A) TO
                                                  APR 30,      OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                   2019         2018       2017      2016         2015
                                                -----------   --------   --------  --------  ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........  $   9.71     $   9.94   $   9.93  $   9.72   $  10.00
                                                 --------     --------   --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................      0.08         0.15       0.13      0.12       0.11
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................      0.28        (0.23)      0.01      0.21      (0.31)
                                                 --------     --------   --------  --------   --------
       Total from Investment Operations........      0.36        (0.08)      0.14      0.33      (0.20)
                                                 --------     --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.......................     (0.08)       (0.15)     (0.13)    (0.12)     (0.08)
                                                 --------     --------   --------  --------   --------
       Total Distributions.....................     (0.08)       (0.15)     (0.13)    (0.12)     (0.08)
                                                 --------     --------   --------  --------   --------
Net Asset Value, End of Period.................  $   9.99     $   9.71   $   9.94  $   9.93   $   9.72
                                                 ========     ========   ========  ========   ========
Total Return...................................      3.73%(B)    (0.86%)     1.42%     3.40%     (1.98%)(B)
                                                 --------     --------   --------  --------   --------
Net Assets, End of Period (thousands)..........  $884,643     $865,710   $716,821  $473,985   $184,238
Ratio of Expenses to Average Net Assets........      0.23%(C)     0.23%      0.23%     0.26%      0.27%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)).................................      0.23%(C)     0.24%      0.24%     0.24%      0.35%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets.......................................      1.67%(C)     1.51%      1.34%     1.19%      1.12%(C)(D)
Portfolio Turnover Rate........................         4%(B)        8%         4%      N/A        N/A
                                                 --------     --------   --------  --------   --------

                                                             DFA
                                                          CALIFORNIA
                                                          MUNICIPAL
                                                         REAL RETURN
                                                          PORTFOLIO
                                                -----------------------
                                                                  PERIOD
                                                SIX MONTHS        NOV 1,
                                                   ENDED        2017(A) TO
                                                  APR 30,        OCT 31,
                                                   2019            2018
                                                -----------   ----------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period...........  $   9.80      $  10.00
                                                 --------      --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)................      0.07          0.13
   Net Gains (Losses) on Securities (Realized
     and Unrealized)...........................      0.22         (0.22)
                                                 --------      --------
       Total from Investment Operations........      0.29         (0.09)
                                                 --------      --------
Less Distributions:
-------------------
   Net Investment Income.......................     (0.07)        (0.11)
                                                 --------      --------
       Total Distributions.....................     (0.07)        (0.11)
                                                 --------      --------
Net Asset Value, End of Period.................  $  10.02      $   9.80
                                                 ========      ========
Total Return...................................      2.96%(B)     (0.86%)(B)
                                                 --------      --------
Net Assets, End of Period (thousands)..........  $134,252      $122,368
Ratio of Expenses to Average Net Assets........      0.30%(C)      0.30%(C)(D)
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and (Fees Paid
  Indirectly)).................................      0.26%(C)      0.32%(C)(D)
Ratio of Net Investment Income to Average Net
  Assets.......................................      1.44%(C)      1.31%(C)(D)
Portfolio Turnover Rate........................         7%(B)         2%(B)
                                                 --------      --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA MUNICIPAL BOND PORTFOLIO
                                                       ------------------------------------------------------
                                                                                                        PERIOD
                                                       SIX MONTHS      YEAR       YEAR      YEAR       MAR 10,
                                                          ENDED        ENDED      ENDED     ENDED     2015(A) TO
                                                         APR 30,      OCT 31,    OCT 31,   OCT 31,     OCT 31,
                                                          2019         2018       2017      2016         2015
                                                       -----------   --------   --------  --------  ----------
                                                       (UNAUDITED)
Net Asset Value, Beginning of Period..................  $   9.96     $  10.18   $  10.22  $  10.12   $  10.00
                                                        --------     --------   --------  --------   --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................      0.08         0.14       0.12      0.12       0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)......................................      0.24        (0.23)     (0.04)     0.10       0.09
                                                        --------     --------   --------  --------   --------
       Total from Investment Operations...............      0.32        (0.09)      0.08      0.22       0.18
                                                        --------     --------   --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................     (0.08)       (0.13)     (0.12)    (0.12)     (0.06)
                                                        --------     --------   --------  --------   --------
       Total Distributions............................     (0.08)       (0.13)     (0.12)    (0.12)     (0.06)
                                                        --------     --------   --------  --------   --------
Net Asset Value, End of Period........................  $  10.20     $   9.96   $  10.18  $  10.22   $  10.12
                                                        ========     ========   ========  ========   ========
Total Return..........................................      3.19%(B)    (0.84%)     0.76%     2.22%      1.83%(B)
                                                        --------     --------   --------  --------   --------
Net Assets, End of Period (thousands).................  $475,991     $453,447   $351,938  $220,721   $100,315
Ratio of Expenses to Average Net Assets...............      0.23%(C)     0.23%      0.23%     0.23%      0.23%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)).............................      0.24%(C)     0.24%      0.24%     0.25%      0.37%(C)(D)
Ratio of Net Investment Income to Average Net Assets..      1.55%(C)     1.38%      1.17%     1.13%      1.31%(C)(D)
Portfolio Turnover Rate...............................         5%(B)       11%         8%        2%         2%(B)
                                                        --------     --------   --------  --------   --------

                                                                        DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                                       -------------------------------------------------------------------------

                                                        SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                                          APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                           2019          2018        2017        2016        2015        2014
                                                       -----------    ----------  ----------  ----------  ----------  ----------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period.................. $    10.10     $    10.18  $    10.21  $    10.24  $    10.23  $    10.23
                                                       ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).......................       0.06           0.11        0.10        0.09        0.09        0.09
   Net Gains (Losses) on Securities (Realized and
     Unrealized)......................................       0.06          (0.08)      (0.03)      (0.02)       0.01          --
                                                       ----------     ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations...............       0.12           0.03        0.07        0.07        0.10        0.09
                                                       ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..............................      (0.06)         (0.11)      (0.10)      (0.10)      (0.09)      (0.09)
                                                       ----------     ----------  ----------  ----------  ----------  ----------
       Total Distributions............................      (0.06)         (0.11)      (0.10)      (0.10)      (0.09)      (0.09)
                                                       ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period........................ $    10.16     $    10.10  $    10.18  $    10.21  $    10.24  $    10.23
                                                       ==========     ==========  ==========  ==========  ==========  ==========
Total Return..........................................       1.23%(B)       0.28%       0.67%       0.68%       1.00%       0.87%
                                                       ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period (thousands)................. $2,627,301     $2,553,257  $2,531,941  $2,103,981  $2,199,837  $2,206,915
Ratio of Expenses to Average Net Assets...............       0.23%(C)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  (Fees Paid Indirectly)).............................       0.23%(C)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets..       1.28%(C)       1.08%       0.96%       0.92%       0.90%       0.88%
Portfolio Turnover Rate...............................         12%(B)         31%         16%         11%         18%         30%
                                                       ----------     ----------  ----------  ----------  ----------  ----------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                             ----------------------------------------------------------------------
                                              SIX MONTHS       YEAR         YEAR        YEAR       YEAR      YEAR
                                                 ENDED         ENDED        ENDED       ENDED      ENDED     ENDED
                                                APR 30,       OCT 31,      OCT 31,     OCT 31,    OCT 31,   OCT 31,
                                                 2019          2018         2017        2016       2015      2014
                                             -----------    ----------   ----------  ----------  --------  --------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $     9.93     $    10.19   $    10.25  $    10.17  $  10.10  $   9.84
                                             ----------     ----------   ----------  ----------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.08           0.15         0.14        0.14      0.15      0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.30          (0.26)       (0.06)       0.09      0.06      0.25
                                             ----------     ----------   ----------  ----------  --------  --------
       Total from Investment Operations.....       0.38          (0.11)        0.08        0.23      0.21      0.42
                                             ----------     ----------   ----------  ----------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................      (0.08)         (0.15)       (0.14)      (0.15)    (0.14)    (0.16)
                                             ----------     ----------   ----------  ----------  --------  --------
       Total Distributions..................      (0.08)         (0.15)       (0.14)      (0.15)    (0.14)    (0.16)
                                             ----------     ----------   ----------  ----------  --------  --------
Net Asset Value, End of Period.............. $    10.23     $     9.93   $    10.19  $    10.25  $  10.17  $  10.10
                                             ==========     ==========   ==========  ==========  ========  ========
Total Return................................       3.84%(B)      (1.08%)       0.75%       2.23%     2.13%     4.34%
                                             ----------     ----------   ----------  ----------  --------  --------
Net Assets, End of Period (thousands)....... $1,884,999     $1,782,680   $1,667,648  $1,264,647  $910,481  $508,722
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.22%        0.23%       0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.23%(C)       0.22%        0.23%       0.22%     0.23%     0.24%
Ratio of Net Investment Income to
  Average Net Assets........................       1.62%(C)       1.51%        1.35%       1.34%     1.47%     1.69%
Portfolio Turnover Rate.....................          7%(B)          6%           4%          3%        1%        4%
                                             ----------     ----------   ----------  ----------  --------  --------

                                                      DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                                             -------------------------------------------------------------------
                                              SIX MONTHS       YEAR        YEAR       YEAR      YEAR      YEAR
                                                 ENDED         ENDED       ENDED      ENDED     ENDED     ENDED
                                                APR 30,       OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                 2019          2018        2017       2016      2015      2014
                                             -----------    ----------  ----------  --------  --------  --------
                                              (UNAUDITED)
Net Asset Value, Beginning of Period........ $    10.23     $    10.31  $    10.33  $  10.34  $  10.33  $  10.31
                                             ----------     ----------  ----------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............       0.07           0.11        0.09      0.09      0.08      0.09
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.04          (0.09)      (0.02)    (0.01)     0.01      0.01
                                             ----------     ----------  ----------  --------  --------  --------
       Total from Investment Operations.....       0.11           0.02        0.07      0.08      0.09      0.10
                                             ----------     ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................      (0.06)         (0.10)      (0.09)    (0.09)    (0.08)    (0.08)
                                             ----------     ----------  ----------  --------  --------  --------
       Total Distributions..................      (0.06)         (0.10)      (0.09)    (0.09)    (0.08)    (0.08)
                                             ----------     ----------  ----------  --------  --------  --------
Net Asset Value, End of Period.............. $    10.28     $    10.23  $    10.31  $  10.33  $  10.34  $  10.33
                                             ==========     ==========  ==========  ========  ========  ========
Total Return................................       1.12%(B)       0.22%       0.68%     0.79%     0.87%     1.02%
                                             ----------     ----------  ----------  --------  --------  --------
Net Assets, End of Period (thousands)....... $1,268,971     $1,185,733  $1,031,539  $880,209  $825,484  $703,773
Ratio of Expenses to Average Net Assets.....       0.23%(C)       0.22%       0.22%     0.22%     0.22%     0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and (Fees
  Paid Indirectly)).........................       0.23%(C)       0.22%       0.22%     0.22%     0.22%     0.22%
Ratio of Net Investment Income to
  Average Net Assets........................       1.29%(C)       1.02%       0.88%     0.84%     0.78%     0.83%
Portfolio Turnover Rate.....................         14%(B)         39%         19%       20%       23%       22%
                                             ----------     ----------  ----------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                                                           ---------------------------------------------------------------

                                                           SIX MONTHS      YEAR       YEAR      YEAR      YEAR      YEAR
                                                              ENDED        ENDED      ENDED     ENDED     ENDED     ENDED
                                                             APR 30,      OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                              2019         2018       2017      2016      2015      2014
                                                           -----------   --------   --------  --------  --------  --------
                                                           (UNAUDITED)
Net Asset Value, Beginning of Period......................  $  10.33     $  10.58   $  10.62  $  10.56  $  10.47  $  10.16
                                                            --------     --------   --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........................      0.08         0.15       0.14      0.15      0.17      0.18
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................      0.24        (0.25)     (0.04)     0.07      0.08      0.30
                                                            --------     --------   --------  --------  --------  --------
       Total from Investment Operations...................      0.32        (0.10)      0.10      0.22      0.25      0.48
                                                            --------     --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..................................     (0.08)       (0.15)     (0.14)    (0.16)    (0.16)    (0.17)
                                                            --------     --------   --------  --------  --------  --------
       Total Distributions................................     (0.08)       (0.15)     (0.14)    (0.16)    (0.16)    (0.17)
                                                            --------     --------   --------  --------  --------  --------
Net Asset Value, End of Period............................  $  10.57     $  10.33   $  10.58  $  10.62  $  10.56  $  10.47
                                                            ========     ========   ========  ========  ========  ========
Total Return..............................................      3.07%(B)    (0.96%)     0.97%     2.10%     2.46%     4.82%
                                                            --------     --------   --------  --------  --------  --------
Net Assets, End of Period (thousands).....................  $491,353     $435,549   $347,302  $255,893  $196,624  $140,424
Ratio of Expenses to Average Net Assets...................      0.23%(C)     0.23%      0.23%     0.23%     0.23%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly))............................................      0.23%(C)     0.23%      0.23%     0.23%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets......      1.51%(C)     1.45%      1.36%     1.42%     1.59%     1.75%
Portfolio Turnover Rate...................................         7%(B)        7%         7%        4%        2%       14%
                                                            --------     --------   --------  --------  --------  --------

                                                                        DFA NY MUNICIPAL BOND PORTFOLIO
                                                           ---------------------------------------------------
                                                                                                          PERIOD
                                                           SIX MONTHS      YEAR      YEAR     YEAR       JUN 16,
                                                              ENDED        ENDED     ENDED    ENDED     2015(A) TO
                                                             APR 30,      OCT 31,   OCT 31,  OCT 31,     OCT 31,
                                                              2019         2018      2017     2016         2015
                                                           -----------   --------   -------  -------  ----------
                                                           (UNAUDITED)
Net Asset Value, Beginning of Period......................  $  10.10     $  10.24   $ 10.25  $ 10.14   $ 10.00
                                                            --------     --------   -------  -------   -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........................      0.07         0.12      0.11     0.11      0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..........................................      0.11        (0.14)    (0.01)    0.12      0.12
                                                            --------     --------   -------  -------   -------
       Total from Investment Operations...................      0.18        (0.02)     0.10     0.23      0.17
                                                            --------     --------   -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..................................     (0.07)       (0.12)    (0.11)   (0.12)    (0.03)
                                                            --------     --------   -------  -------   -------
       Total Distributions................................     (0.07)       (0.12)    (0.11)   (0.12)    (0.03)
                                                            --------     --------   -------  -------   -------
Net Asset Value, End of Period............................  $  10.21     $  10.10   $ 10.24  $ 10.25   $ 10.14
                                                            ========     ========   =======  =======   =======
Total Return..............................................      1.75%(B)    (0.20%)    0.94%    2.29%     1.75%(B)
                                                            --------     --------   -------  -------   -------
Net Assets, End of Period (thousands).....................  $115,536     $100,432   $91,204  $57,581   $28,985
Ratio of Expenses to Average Net Assets...................      0.25%(C)     0.25%     0.25%    0.25%     0.25%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor and (Fees Paid
  Indirectly))............................................      0.27%(C)     0.25%     0.25%    0.34%     0.51%(C)(D)
Ratio of Net Investment Income to Average Net Assets......      1.35%(C)     1.20%     1.06%    1.10%     1.25%(C)(D)
Portfolio Turnover Rate...................................        22%(B)       27%       15%       1%      N/A
                                                            --------     --------   -------  -------   -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA MN MUNICIPAL BOND PORTFOLIO
                                           ---------------------------------------
                                                                       PERIOD
                                           SIX MONTHS      YEAR       JUL 25,
                                              ENDED        ENDED     2017(A) TO
                                             APR 30,      OCT 31,     OCT 31,
                                              2019         2018         2017
                                           -----------   -------   ----------
                                           (UNAUDITED)
Net Asset Value, Beginning of Period......   $  9.73     $  9.95    $ 10.00
                                             -------     -------    -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss)...........      0.06        0.11       0.02
   Net Gains (Losses) on Securities
     (Realized and Unrealized)............      0.21       (0.22)     (0.05)
                                             -------     -------    -------
       Total from Investment
         Operations.......................      0.27       (0.11)     (0.03)
                                             -------     -------    -------
Less Distributions:
-------------------
   Net Investment Income..................     (0.06)      (0.11)     (0.02)
                                             -------     -------    -------
       Total Distributions................     (0.06)      (0.11)     (0.02)
                                             -------     -------    -------
Net Asset Value, End of Period............   $  9.94     $  9.73    $  9.95
                                             =======     =======    =======
Total Return..............................      2.74%(B)   (1.16%)    (0.28%)(B)
                                             -------     -------    -------
Net Assets, End of Period (thousands).....   $70,432     $66,318    $61,259
Ratio of Expenses to Average Net
  Assets..................................      0.32%(C)    0.32%      0.24%(C)(D)
Ratio of Expenses to Average Net
  Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/ or
  Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly)).....      0.35%(C)    0.38%      0.37%(C)(D)
Ratio of Net Investment Income to
  Average Net Assets......................      1.17%(C)    1.09%      0.96%(C)(D)
Portfolio Turnover Rate...................         9%(B)      14%       N/A
                                             -------     -------    -------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-five (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and in or through other series of the Fund as indicated below (collectively, the "Underlying Funds"). As of April 30, 2019, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                     PERCENTAGE
                                                                     OWNERSHIP
FUND OF FUNDS                            UNDERLYING FUNDS            AT 4/30/19
-------------                  ------------------------------------  ----------
DFA Diversified Fixed Income   DFA Two-Year Global Fixed Income
  Portfolio                      Portfolio                               5%
                               DFA Intermediate Government Fixed
                                 Income Portfolio                        9%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          DFA One-Year Fixed Income Portfolio.................. 0.15%
          DFA Two-Year Global Fixed Income Portfolio........... 0.15%
          DFA Selectively Hedged Global Fixed Income Portfolio. 0.15%

        DFA Five-Year Global Fixed Income Portfolio............... 0.25%
        DFA World ex U.S. Government Fixed Income Portfolio....... 0.18%
        DFA Short-Term Government Portfolio....................... 0.17%
        DFA Intermediate Government Fixed Income Portfolio........ 0.10%
        DFA Short-Term Extended Quality Portfolio................. 0.20%
        DFA Intermediate-Term Extended Quality Portfolio.......... 0.20%
        DFA Targeted Credit Portfolio............................. 0.19%
        DFA Global Core Plus Fixed Income Portfolio............... 0.25%
        DFA Investment Grade Portfolio............................ 0.20%
        DFA Diversified Fixed Income Portfolio.................... 0.12%
        DFA LTIP Portfolio........................................ 0.10%
        DFA Inflation-Protected Securities Portfolio.............. 0.10%
        DFA Short-Duration Real Return Portfolio.................. 0.20%
        DFA Municipal Real Return Portfolio....................... 0.20%
        DFA California Municipal Real Return Portfolio............ 0.20%
        DFA Municipal Bond Portfolio.............................. 0.20%
        DFA Short-Term Municipal Bond Portfolio................... 0.20%
        DFA Intermediate-Term Municipal Bond Portfolio............ 0.20%
        DFA California Short-Term Municipal Bond Portfolio........ 0.20%
        DFA California Intermediate-Term Municipal Bond Portfolio. 0.20%
        DFA NY Municipal Bond Portfolio........................... 0.20%
        DFA MN Municipal Bond Portfolio........................... 0.25%

   Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2020, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2019, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2019, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2019, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year waived and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year expenses were waived and/or assumed, and less than the current expense cap in place for a Portfolio.

                                                                        NET WAIVED FEES/
                                                                        EXPENSES ASSUMED     PREVIOUSLY
                                                           RECOVERY        (RECOVERED       WAIVED FEES/
                                             EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                            LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                    AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                  ---------- ---------------- ----------------- -----------------
DFA Selectively Hedged Global Fixed Income
  Portfolio (1)............................    0.25%          --                --                --
DFA World ex U.S. Government Fixed Income
  Portfolio (1)............................    0.20%          --               $58              $317

                                                                             NET WAIVED FEES/
                                                                             EXPENSES ASSUMED     PREVIOUSLY
                                                                RECOVERY        (RECOVERED       WAIVED FEES/
                                                  EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                 LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                       ---------- ---------------- ----------------- -----------------
DFA Short-Term Government Portfolio (2).........    0.20%          --                --                 --
DFA Short-Term Extended Quality Portfolio (1)...    0.22%         $ 3              $210             $  775
DFA Intermediate-Term Extended Quality
  Portfolio (1).................................    0.22%          --                41                153
DFA Targeted Credit Portfolio (1)...............    0.20%          --                94                413
DFA Global Core Plus Fixed Income
  Portfolio (3).................................    0.30%          37               (29)                25
DFA Investment Grade Portfolio (4)..............    0.22%          33               138                928
DFA Diversified Fixed Income Portfolio (3)......    0.15%          --               462              1,734
DFA LTIP Portfolio (1)..........................    0.15%           7                (7)                16
DFA Inflation-Protected Securities
  Portfolio (1).................................    0.20%          --                --                 --
DFA Short-Duration Real Return Portfolio (5)....    0.24%          --                --                 --
DFA Municipal Real Return Portfolio (1).........    0.27%          --                --                 --
DFA California Municipal Real Return
  Portfolio (3).................................    0.30%          22               (22)                --
DFA Municipal Bond Portfolio (1)................    0.23%           3                19                 78
DFA Short-Term Municipal Bond Portfolio (2).....    0.30%          --                --                 --
DFA Intermediate-Term Municipal Bond
  Portfolio (1).................................    0.23%          --                --                 --
DFA California Short-Term Municipal Bond
  Portfolio (1).................................    0.30%          --                --                 --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1).................................    0.23%          --                 1                  1
DFA NY Municipal Bond Portfolio (1).............    0.25%           1                 9                 31
DFA MN Municipal Bond Portfolio (1).............    0.32%           1                 8                 66

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies)

("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Advisor, however, shall not be reimbursed for any management fees previously waived to offset the Portfolio's proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

EARNED INCOME CREDIT:

   Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2019, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
        DFA Two-Year Global Fixed Income Portfolio..........    $ 40
        DFA Selectively Hedged Global Fixed Income
          Portfolio.........................................       4
        DFA Five-Year Global Fixed Income Portfolio.........     146
        DFA World ex U.S. Government Fixed Income Portfolio.      18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $169 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

           DFA One-Year Fixed Income Portfolio................. $402
           DFA Two-Year Global Fixed Income Portfolio..........  320
           DFA Selectively Hedged Global Fixed Income
             Portfolio.........................................   33
           DFA Five-Year Global Fixed Income Portfolio.........  357
           DFA World ex U.S. Government Fixed Income Portfolio.   13
           DFA Short-Term Government Portfolio.................   81

        DFA Intermediate Government Fixed Income Portfolio........ $138
        DFA Short-Term Extended Quality Portfolio.................  104
        DFA Intermediate-Term Extended Quality Portfolio..........   34
        DFA Targeted Credit Portfolio.............................    5
        DFA Global Core Plus Fixed Income Portfolio...............    1
        DFA Investment Grade Portfolio............................  102
        DFA Diversified Fixed Income Portfolio....................    4
        DFA LTIP Portfolio........................................    1
        DFA Inflation-Protected Securities Portfolio..............  100
        DFA Short-Duration Real Return Portfolio..................   15
        DFA Municipal Real Return Portfolio.......................    8
        DFA California Municipal Real Return Portfolio............   --
        DFA Municipal Bond Portfolio..............................    4
        DFA Short-Term Municipal Bond Portfolio...................   85
        DFA Intermediate-Term Municipal Bond Portfolio............   21
        DFA California Short-Term Municipal Bond Portfolio........   25
        DFA California Intermediate-Term Municipal Bond Portfolio.    5
        DFA NY Municipal Bond Portfolio...........................    1
        DFA MN Municipal Bond Portfolio...........................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                            U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                            -------------------------- ---------------------------
                                            PURCHASES      SALES       PURCHASES       SALES
                                            ---------     ----------    ----------    ----------
DFA One-Year Fixed Income Portfolio........ $224,534     $1,229,560    $  717,901    $1,207,807
DFA Two-Year Global Fixed Income
  Portfolio................................  103,390        495,213     1,406,014     1,316,855
DFA Selectively Hedged Global Fixed Income
  Portfolio................................    5,945         22,857       224,475       237,059
DFA Five-Year Global Fixed Income
  Portfolio................................       --             --     3,739,633     3,938,825
DFA World ex U.S. Government Fixed Income
  Portfolio................................    3,048          2,591       387,385       226,365
DFA Short-Term Government Portfolio........  101,329      1,085,334            --            --
DFA Intermediate Government Fixed Income
  Portfolio................................  417,976        433,073            --            --
DFA Short-Term Extended Quality Portfolio..       --            963       607,929       547,278
DFA Intermediate-Term Extended Quality
  Portfolio................................   38,186         51,704        50,630       146,455
DFA Targeted Credit Portfolio..............       --             --        81,590        24,270
DFA Global Core Plus Fixed Income
  Portfolio................................    7,007          9,086       228,983        76,925
DFA Investment Grade Portfolio.............  618,685        658,191       500,966       369,468
DFA Diversified Fixed Income
  Portfolio................................   47,948         16,228        41,676         4,000
DFA LTIP Portfolio.........................   63,785         57,349            --            --

                                                              U.S. GOVERNMENT    OTHER INVESTMENT
                                                                 SECURITIES         SECURITIES
                                                             ------------------ ------------------
                                                             PURCHASES  SALES   PURCHASES  SALES
                                                             --------- -------- --------- --------
DFA Inflation-Protected Securities Portfolio................  $67,302  $127,553       --        --
DFA Short-Duration Real Return Portfolio....................   81,899    80,231 $211,104  $201,170
DFA Municipal Real Return Portfolio.........................       --        --   34,190    53,277
DFA California Municipal Real Return Portfolio..............       --        --   19,414     8,189
DFA Municipal Bond Portfolio................................       --        --   42,649    24,095
DFA Short-Term Municipal Bond Portfolio.....................       --        --  246,413   399,857
DFA Intermediate-Term Municipal Bond Portfolio..............       --        --  189,610   121,243
DFA California Short-Term Municipal Bond Portfolio..........       --        --  225,371   147,606
DFA California Intermediate-Term Municipal Bond Portfolio...       --        --   80,453    29,735
DFA NY Municipal Bond Portfolio.............................       --        --   29,908    20,990
DFA MN Municipal Bond Portfolio.............................       --        --    6,063     6,104

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                       CHANGE IN
                      BALANCE AT                        NET REALIZED  UNREALIZED   BALANCE AT SHARES AS OF
                      OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ APRIL 30,   APRIL 30,   DIVIDEND CAPITAL GAIN
                         2018      AT COST   FROM SALES   ON SALES   DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- ---------- ---------- ------------ ------------- ---------- ------------ -------- -------------
DFA ONE-YEAR FIXED
  INCOME PORTFOLIO
The DFA Short Term
  Investment Fund....  $177,374   $1,138,151 $1,201,919     $18           $ 5       $113,629     9,820      $2,835       --
                       --------   ---------- ----------     ---           ---       --------     -----      ------       --
TOTAL................  $177,374   $1,138,151 $1,201,919     $18           $ 5       $113,629     9,820      $2,835       --
                       ========   ========== ==========     ===           ===       ========     =====      ======       ==
DFA TWO-YEAR GLOBAL
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 80,883   $  291,950 $  360,975     $ 2           $ 1       $ 11,861     1,025      $  538       --
                       --------   ---------- ----------     ---           ---       --------     -----      ------       --
TOTAL................  $ 80,883   $  291,950 $  360,975     $ 2           $ 1       $ 11,861     1,025      $  538       --
                       ========   ========== ==========     ===           ===       ========     =====      ======       ==
DFA SELECTIVELY
  HEDGED GLOBAL
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 10,691   $  164,183 $  167,530      --            --       $  7,344       635      $  127       --
                       --------   ---------- ----------     ---           ---       --------     -----      ------       --
TOTAL................  $ 10,691   $  164,183 $  167,530      --            --       $  7,344       635      $  127       --
                       ========   ========== ==========     ===           ===       ========     =====      ======       ==

                                                                       CHANGE IN
                      BALANCE AT                        NET REALIZED  UNREALIZED   BALANCE AT SHARES AS OF
                      OCTOBER 31, PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ APRIL 30,   APRIL 30,   DIVIDEND CAPITAL GAIN
                         2018      AT COST   FROM SALES   ON SALES   DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- ---------- ---------- ------------ ------------- ---------- ------------ -------- -------------
DFA FIVE-YEAR GLOBAL
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 56,718   $   78,212 $  124,399     $ 1            --       $ 10,532        910     $  254       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $ 56,718   $   78,212 $  124,399     $ 1            --       $ 10,532        910     $  254       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==
DFA SHORT-TERM
  EXTENDED QUALITY
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 72,662   $  345,373 $  335,631     $ 3           $ 4       $ 82,411      7,122     $1,006       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $ 72,662   $  345,373 $  335,631     $ 3           $ 4       $ 82,411      7,122     $1,006       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==
DFA INTERMEDIATE-
  TERM EXTENDED
  QUALITY PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 92,092   $  140,729 $  107,630      --           $ 7       $125,198     10,820     $1,111       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $ 92,092   $  140,729 $  107,630      --           $ 7       $125,198     10,820     $1,111       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==
DFA TARGETED CREDIT
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 17,485   $   59,521 $   61,315      --           $ 1       $ 15,692      1,356     $  213       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $ 17,485   $   59,521 $   61,315      --           $ 1       $ 15,692      1,356     $  213       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==
DFA GLOBAL CORE PLUS
  FIXED INCOME
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 12,149   $   80,715 $   51,096     $(1)          $ 3       $ 41,770      3,610         --       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $ 12,149   $   80,715 $   51,096     $(1)          $ 3       $ 41,770      3,610         --       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==
DFA INVESTMENT GRADE
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $328,173   $2,146,096 $1,955,309     $29           $31       $519,020     44,855     $5,506       --
                       --------   ---------- ----------     ---           ---       --------     ------     ------       --
TOTAL................  $328,173   $2,146,096 $1,955,309     $29           $31       $519,020     44,855     $5,506       --
                       ========   ========== ==========     ===           ===       ========     ======     ======       ==

                                                                      CHANGE IN
                      BALANCE AT                       NET REALIZED  UNREALIZED   BALANCE AT SHARES AS OF
                      OCTOBER 31, PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/ APRIL 30,   APRIL 30,   DIVIDEND CAPITAL GAIN
                         2018      AT COST  FROM SALES   ON SALES   DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                      ----------- --------- ---------- ------------ ------------- ---------- ------------ -------- -------------
DFA DIVERSIFIED
  FIXED INCOME
  PORTFOLIO
DFA Intermediate
  Government Fixed
  Income.............  $404,763   $ 41,676   $  4,000     $(338)       $18,358     $460,459     37,134     $4,826       --
DFA Two-Year Global
  Fixed Income.......   243,515     32,325         --        --            179      276,019     27,741      4,975       --
                       --------   --------   --------     -----        -------     --------     ------     ------       --
TOTAL................  $648,278   $ 74,001   $  4,000     $(338)       $18,537     $736,478     64,875     $9,801       --
                       ========   ========   ========     =====        =======     ========     ======     ======       ==
DFA SHORT-DURATION
  REAL RETURN
  PORTFOLIO
The DFA Short Term
  Investment Fund....  $ 49,993   $118,023   $143,259     $   3        $     1     $ 24,761      2,140     $  389       --
                       --------   --------   --------     -----        -------     --------     ------     ------       --
TOTAL................  $ 49,993   $118,023   $143,259     $   3        $     1     $ 24,761      2,140     $  389       --
                       ========   ========   ========     =====        =======     ========     ======     ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2018, and October 31, 2017, were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                      -------------- ------------- ---------- --------
DFA One-Year Fixed Income Portfolio
2017.................................................    $ 75,758        $403          --     $ 76,161
2018.................................................     134,236          --          --      134,236
DFA Two-Year Global Fixed Income Portfolio
2017.................................................      46,352          --          --       46,352
2018.................................................      67,032          --          --       67,032
DFA Selectively Hedged Global Fixed Income Portfolio
2017.................................................      16,079          --          --       16,079

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                     -------------- ------------- ---------- --------
2018................................................    $ 19,847            --          --   $ 19,847
DFA Five-Year Global Fixed Income Portfolio
2017................................................     225,389       $42,519          --    267,908
2018................................................     217,046         9,217          --    226,263
DFA World ex U.S. Government Fixed Income Portfolio
2017................................................      19,427           550          --     19,977
2018................................................       1,574            --          --      1,574
DFA Short-Term Government Portfolio
2017................................................      25,111         4,717          --     29,828
2018................................................      32,064            --          --     32,064
DFA Intermediate Government Fixed Income Portfolio
2017................................................      88,513         6,710          --     95,223
2018................................................     102,138         4,998          --    107,136
DFA Short-Term Extended Quality Portfolio
2017................................................      84,613             4          --     84,617
2018................................................     100,156         4,054          --    104,210
DFA Intermediate-Term Extended Quality Portfolio
2017................................................      46,757         2,020          --     48,777
2018................................................      58,070         5,639          --     63,709
DFA Targeted Credit Portfolio
2017................................................       9,264            --          --      9,264
2018................................................      13,620           906          --     14,526
DFA Global Core Plus Fixed Income Portfolio
2018................................................       2,471            --          --      2,471
DFA Investment Grade Portfolio
2017................................................     150,794            --          --    150,794
2018................................................     212,294            --          --    212,294
DFA Diversified Fixed Income Portfolio
2017................................................       5,141            --          --      5,141
2018................................................      13,444            98          --     13,542
DFA LTIP Portfolio
2017................................................       2,415            --          --      2,415
2018................................................       5,731            --          --      5,731
DFA Inflation-Protected Securities Portfolio
2017................................................      78,014         8,864          --     86,878
2018................................................     141,539            --          --    141,539
DFA Short-Duration Real Return Portfolio
2017................................................      13,087            --          --     13,087
2018................................................      19,458            --          --     19,458
DFA Municipal Real Return Portfolio
2017................................................          --            --     $ 8,396      8,396
2018................................................          --            --      12,044     12,044
DFA California Municipal Real Return Portfolio
2018................................................          --            --       1,086      1,086

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                           CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                           -------------- ------------- ---------- -------
DFA Municipal Bond Portfolio
2017......................................................         --          --        $ 3,378   $ 3,378
2018......................................................         --          --          5,602     5,602
DFA Short-Term Municipal Bond Portfolio
2017......................................................         --          --         22,189    22,189
2018......................................................         --          --         27,517    27,517
DFA Intermediate-Term Municipal Bond Portfolio
2017......................................................    $20,181          --             --    20,181
2018......................................................         --          --         26,332    26,332
DFA California Short-Term Municipal Bond Portfolio
2017......................................................      8,471          --             --     8,471
2018......................................................         --          --         11,064    11,064
DFA California Intermediate-Term Municipal Bond Portfolio
2017......................................................         --          --          4,115     4,115
2018......................................................         --          --          5,751     5,751
DFA NY Municipal Bond Portfolio
2017......................................................         --          --            796       796
2018......................................................         --          --          1,109     1,109
DFA MN Municipal Bond Portfolio
2017......................................................        131          --             --       131
2018......................................................         --          --            698       698

   The DFA Global Core Plus Fixed Income Portfolio commenced operations on January 11, 2018, and did not pay any distributions for the year ended October 31, 2017.

   The DFA California Municipal Real Return Portfolio commenced operations on November 1, 2017, and did not pay any distributions for the year ended October 31, 2017.

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
DFA One-Year Fixed Income Portfolio.........................    $ (4,596)        --       $ (4,596)
DFA Two-Year Global Fixed Income Portfolio..................      (7,841)        --         (7,841)
DFA Selectively Hedged Global Fixed Income Portfolio........      (2,963)        --         (2,963)
DFA Five-Year Global Fixed Income Portfolio.................     (60,447)        --        (60,447)
DFA World ex U.S. Government Fixed Income Portfolio.........      (2,404)        --         (2,404)
DFA Short-Term Government Portfolio.........................      (1,086)        --         (1,086)
DFA Intermediate Government Fixed Income Portfolio..........      (1,995)        --         (1,995)
DFA Short-Term Extended Quality Portfolio...................     (18,210)        --        (18,210)
DFA Intermediate-Term Extended Quality Portfolio............      (1,476)        --         (1,476)
DFA Targeted Credit Portfolio...............................      (1,229)        --         (1,229)

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- --------
  DFA Global Core Plus Fixed Income
    Portfolio..........................    $ (1,315)        --       $ (1,315)
  DFA Investment Grade Portfolio.......     (11,070)        --        (11,070)
  DFA Diversified Fixed Income
    Portfolio..........................        (214)        --           (214)
  DFA LTIP Portfolio...................        (267)        --           (267)
  DFA Inflation-Protected Securities
    Portfolio..........................      (3,069)        --         (3,069)
  DFA Short-Duration Real Return
    Portfolio..........................      (3,710)        --         (3,710)
  DFA Municipal Real Return Portfolio..          --         --             --
  DFA California Municipal Real Return
    Portfolio..........................          --         --             --
  DFA Municipal Bond Portfolio.........          --         --             --
  DFA Short-Term Municipal Bond
    Portfolio..........................          --         --             --
  DFA Intermediate-Term Municipal Bond
    Portfolio..........................          --         --             --
  DFA California Short-Term Municipal
    Bond Portfolio.....................          --         --             --
  DFA California Intermediate-Term
    Municipal Bond Portfolio...........          --         --             --
  DFA NY Municipal Bond Portfolio......          --         --             --
  DFA MN Municipal Bond Portfolio......          --         --             --

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                              UNDISTRIBUTED                                               TOTAL NET
                                              NET INVESTMENT                                            DISTRIBUTABLE
                                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                              -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income Portfolio..........          --           --       $ (20,410)    $ (32,459)     $ (52,869)
DFA Two-Year Global Fixed Income Portfolio...    $ 82,867           --         (28,479)      (68,436)       (14,048)
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................      34,416           --         (76,765)      (29,363)       (71,712)
DFA Five-Year Global Fixed Income Portfolio..     601,382           --        (120,577)     (614,046)      (133,241)
DFA World ex U.S. Government Fixed Income
  Portfolio..................................      77,810       $4,328              --       (33,831)        48,307
DFA Short-Term Government Portfolio..........       4,048           --          (8,987)      (56,785)       (61,724)
DFA Intermediate Government Fixed Income
  Portfolio..................................      12,906           --         (29,753)     (204,774)      (221,621)
DFA Short-Term Extended Quality Portfolio....      92,145           --         (13,668)     (165,806)       (87,329)
DFA Intermediate-Term Extended Quality
  Portfolio..................................          --           --         (14,081)      (98,626)      (112,707)
DFA Targeted Credit Portfolio................       7,073           --            (685)      (19,584)       (13,196)
DFA Global Core Plus Fixed Income Portfolio..      30,359           --          (2,717)      (32,063)        (4,421)
DFA Investment Grade Portfolio...............      36,903           --         (35,915)     (369,909)      (368,921)
DFA Diversified Fixed Income Portfolio.......         105           --            (102)      (21,738)       (21,735)
DFA LTIP Portfolio...........................          90          829            (199)      (15,551)       (14,831)

                               UNDISTRIBUTED                                               TOTAL NET
                               NET INVESTMENT                                            DISTRIBUTABLE
                                 INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                 SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                               CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                               -------------- ------------- ------------- -------------- -------------
DFA Inflation-Protected
  Securities Portfolio........    $ 4,164          --         $(15,577)     $(140,398)     $(151,811)
DFA Short-Duration Real
  Return Portfolio............     34,262          --          (17,837)       (27,981)       (11,556)
DFA Municipal Real Return
  Portfolio...................         --          --           (2,678)        (8,950)       (11,628)
DFA California Municipal Real
  Return Portfolio............         --          --              (--)        (2,343)        (2,343)
DFA Municipal Bond Portfolio..         --          --              (34)        (7,289)        (7,323)
DFA Short-Term Municipal Bond
  Portfolio...................         --          --             (137)       (13,859)       (13,996)
DFA Intermediate-Term
  Municipal Bond Portfolio....         --          --             (195)       (26,065)       (26,260)
DFA California Short-Term
  Municipal Bond Portfolio....         --          --             (118)        (4,020)        (4,138)
DFA California
  Intermediate-Term Municipal
  Bond Portfolio..............         --          --              (23)        (3,847)        (3,870)
DFA NY Municipal Bond
  Portfolio...................         --          --              (10)          (639)          (649)
DFA MN Municipal Bond
  Portfolio...................         --          --              (27)        (1,719)        (1,746)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                             2018 2019 UNLIMITED  TOTAL
                                                             ---- ---- --------- --------
DFA One-Year Fixed Income Portfolio.........................  --   --  $ 20,410  $ 20,410
DFA Two-Year Global Fixed Income Portfolio..................  --   --    28,479    28,479
DFA Selectively Hedged Global Fixed Income Portfolio........  --   --    76,765    76,765
DFA Five-Year Global Fixed Income Portfolio.................  --   --   120,577   120,577
DFA World ex U.S. Government Fixed Income Portfolio.........  --   --        --        --
DFA Short-Term Government Portfolio.........................  --   --     8,987     8,987
DFA Intermediate Government Fixed Income Portfolio..........  --   --    29,753    29,753
DFA Short-Term Extended Quality Portfolio...................  --   --    13,668    13,668
DFA Intermediate-Term Extended Quality Portfolio............  --   --    14,081    14,081
DFA Targeted Credit Portfolio...............................  --   --       685       685
DFA Global Core Plus Fixed Income Portfolio.................  --   --     2,717     2,717
DFA Investment Grade Portfolio..............................  --   --    35,915    35,915
DFA Diversified Fixed Income Portfolio......................  --   --       102       102
DFA LTIP Portfolio..........................................  --   --       199       199
DFA Inflation-Protected Securities Portfolio................  --   --    15,577    15,577
DFA Short-Duration Real Return Portfolio....................  --   --    17,837    17,837
DFA Municipal Real Return Portfolio.........................  --   --     2,678     2,678

                                                        2018 2019 UNLIMITED TOTAL
                                                        ---- ---- --------- -----
DFA California Municipal Real Return Portfolio.........  --   --      --      --
DFA Municipal Bond Portfolio...........................  --   --    $ 34    $ 34
DFA Short-Term Municipal Bond Portfolio................ $ 3   --     133     136
DFA Intermediate-Term Municipal Bond Portfolio.........  --   --     195     195
DFA California Short-Term Municipal Bond Portfolio.....  --  $ 3     115     118
DFA California Intermediate-Term Municipal Bond
  Portfolio............................................  --   --      23      23
DFA NY Municipal Bond Portfolio........................  --   --      10      10
DFA MN Municipal Bond Portfolio........................  --   --      27      27

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

      DFA Selectively Hedged Global Fixed Income Portfolio........ $2,141
      DFA World ex U.S. Government Fixed Income Portfolio.........    171
      DFA LTIP Portfolio..........................................    188

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
DFA One-Year Fixed Income Portfolio......................... $ 8,186,036   $  8,230     $  (4,801)     $   3,429
DFA Two-Year Global Fixed Income Portfolio..................   5,629,007     21,872       (49,472)       (27,600)
DFA Selectively Hedged Global Fixed Income Portfolio........   1,230,708      8,899       (18,502)        (9,603)
DFA Five-Year Global Fixed Income Portfolio.................  15,328,940    125,687      (434,061)      (308,374)
DFA World ex U.S. Government Fixed Income Portfolio.........   1,282,677     23,948       (14,326)         9,622
DFA Short-Term Government Portfolio.........................   2,402,179      4,361       (10,421)        (6,060)
DFA Intermediate Government Fixed Income Portfolio..........   5,095,265     48,642       (37,389)        11,253
DFA Short-Term Extended Quality Portfolio...................   5,996,830     30,117      (100,655)       (70,538)
DFA Intermediate-Term Extended Quality Portfolio............   1,864,348     19,626       (13,549)         6,077
DFA Targeted Credit Portfolio...............................     738,962      4,209        (8,600)        (4,391)
DFA Global Core Plus Fixed Income Portfolio.................     798,885     12,106       (12,513)          (407)
DFA Investment Grade Portfolio..............................   9,423,304    104,358       (48,461)        55,897
DFA Diversified Fixed Income Portfolio......................     923,653      1,974          (456)         1,518
DFA LTIP Portfolio..........................................     187,984      2,547            --          2,547
DFA Inflation-Protected Securities Portfolio................   4,573,398     81,068        (6,683)        74,385
DFA Short-Duration Real Return Portfolio....................   1,482,396     16,183       (25,813)        (9,630)
DFA Municipal Real Return Portfolio.........................     849,077     21,730        (6,325)        15,405
DFA California Municipal Real Return Portfolio..............     129,575      1,842        (1,285)           557
DFA Municipal Bond Portfolio................................     463,305      4,285          (581)         3,704
DFA Short-Term Municipal Bond Portfolio.....................   2,579,381      1,456        (1,615)          (159)
DFA Intermediate-Term Municipal Bond Portfolio..............   1,828,877     28,982        (2,193)        26,789
DFA California Short-Term Municipal Bond Portfolio..........   1,248,999      2,470          (840)         1,630

                                                                                           NET
                                                                                        UNREALIZED
                                                 FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                                                 TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                 -------- ------------ -------------- --------------
DFA California Intermediate-Term Municipal Bond
  Portfolio..................................... $476,644    $7,339        $(533)         $6,806
DFA NY Municipal Bond Portfolio.................  110,064       562          (40)            522
DFA MN Municipal Bond Portfolio.................   69,659        39         (332)           (293)

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2019 (amounts in thousands):

                                                               FORWARD
                                                              CURRENCY     SWAP
                                                              CONTRACTS  CONTRACTS
                                                             ----------- ---------
DFA Two-Year Global Fixed Income Portfolio.................. $ 1,759,307    $--
DFA Selectively Hedged Global Fixed Income Portfolio........     610,577     --
DFA Five-Year Global Fixed Income Portfolio.................  12,739,278     --

                                                              FORWARD
                                                             CURRENCY     SWAP
                                                             CONTRACTS  CONTRACTS
                                                             ---------- ----------
DFA World ex U.S. Government Fixed Income Portfolio......... $1,260,069 $       --
DFA Short-Term Extended Quality Portfolio...................  1,471,588         --
DFA Targeted Credit Portfolio...............................    203,763         --
DFA Global Core Plus Fixed Income Portfolio.................    431,819         --
DFA Investment Grade Portfolio..............................    227,765         --
DFA Short-Duration Real Return Portfolio....................    358,951  1,423,571
DFA Municipal Real Return Portfolio.........................         --    850,000
DFA California Municipal Real Return Portfolio..............         --    125,714

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2019 (amounts in thousands):

                                                                      ASSET DERIVATIVES VALUE
                                                             ------------------------------------------
                                                              TOTAL VALUE      FORWARD
                                                                   AT         CURRENCY        SWAP
                                                             APRIL 30, 2019 CONTRACTS (1) CONTRACTS (2)
                                                             -------------- ------------- -------------
DFA Two-Year Global Fixed Income Portfolio..................    $ 14,451      $ 14,451           --
DFA Selectively Hedged Global Fixed Income Portfolio........       4,201         4,201           --
DFA Five-Year Global Fixed Income Portfolio.................     121,635       121,635           --
DFA World ex U.S. Government Fixed Income Portfolio.........       7,052         7,052           --
DFA Short-Term Extended Quality Portfolio...................      13,834        13,834           --
DFA Targeted Credit Portfolio...............................       1,419         1,419           --
DFA Global Core Plus Fixed Income Portfolio.................       2,870         2,870           --
DFA Investment Grade Portfolio..............................       2,899         2,899           --
DFA Short-Duration Real Return Portfolio....................       7,000         1,826       $5,174
DFA Municipal Real Return Portfolio.........................       8,345            --        8,345
DFA California Municipal Real Return Portfolio..............          47            --           47

                                                                    LIABILITY DERIVATIVES VALUE
                                                             -----------------------------------------
                                                              TOTAL VALUE      FORWARD
                                                                   AT         CURRENCY        SWAP
                                                             APRIL 30, 2019 CONTRACTS (3) CONTRACTS (4)
                                                             -------------- ------------- -------------
DFA Two-Year Global Fixed Income Portfolio..................    $(1,292)       $(1,292)           --
DFA Selectively Hedged Global Fixed Income Portfolio........       (901)          (901)           --
DFA Five-Year Global Fixed Income Portfolio.................     (8,078)        (8,078)           --
DFA World ex U.S. Government Fixed Income Portfolio.........     (1,527)        (1,527)           --
DFA Short-Term Extended Quality Portfolio...................       (425)          (425)           --
DFA Targeted Credit Portfolio...............................       (389)          (389)           --
DFA Global Core Plus Fixed Income Portfolio.................       (152)          (152)           --
DFA Short-Duration Real Return Portfolio....................     (9,654)          (293)      $(9,361)
DFA Municipal Real Return Portfolio.........................     (5,003)            --        (5,003)
DFA California Municipal Real Return Portfolio..............     (1,195)            --        (1,195)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2019 (amounts in thousands):

                                                              REALIZED GAIN (LOSS) ON DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2)
                                                             --------  ------------- -------------
DFA Two-Year Global Fixed Income Portfolio.................. $ 41,380    $ 41,380          --
DFA Selectively Hedged Global Fixed Income Portfolio........   17,493      17,493          --
DFA Five-Year Global Fixed Income Portfolio.................  417,713     417,713          --
DFA World ex U.S. Government Fixed Income Portfolio.........   34,814      34,814          --
DFA Short-Term Extended Quality Portfolio...................   51,999      51,999          --
DFA Targeted Credit Portfolio...............................    7,405       7,405          --
DFA Global Core Plus Fixed Income Portfolio.................   10,605      10,605          --
DFA Investment Grade Portfolio..............................    9,608       9,608          --
DFA Short-Duration Real Return Portfolio....................   15,008      14,431        $577
DFA Municipal Real Return Portfolio.........................       34          --          34
DFA California Municipal Real Return Portfolio..............      (21)         --         (21)

                                                               CHANGE IN UNREALIZED APPRECIATION
                                                                 (DEPRECIATION) ON DERIVATIVES
                                                             -------------------------------------
                                                                           FORWARD
                                                                          CURRENCY        SWAP
                                                               TOTAL    CONTRACTS (3) CONTRACTS (4)
                                                             ---------  ------------- -------------
DFA Two-Year Global Fixed Income Portfolio.................. $  (1,210)   $  (1,210)          --
DFA Selectively Hedged Global Fixed Income Portfolio........    (2,215)      (2,215)          --
DFA Five-Year Global Fixed Income Portfolio.................  (113,641)    (113,641)          --
DFA World ex U.S. Government Fixed Income Portfolio.........   (12,527)     (12,527)          --
DFA Short-Term Extended Quality Portfolio...................    (7,651)      (7,651)          --
DFA Targeted Credit Portfolio...............................    (2,845)      (2,845)          --
DFA Global Core Plus Fixed Income Portfolio.................    (4,689)      (4,689)          --
DFA Investment Grade Portfolio..............................    (1,355)      (1,355)          --
DFA Short-Duration Real Return Portfolio....................   (15,946)      (4,155)    $(11,791)
DFA Municipal Real Return Portfolio.........................    (9,879)          --       (9,879)
DFA California Municipal Real Return Portfolio..............    (1,286)          --       (1,286)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2019 (amounts in thousands):

                                                        GROSS AMOUNTS NOT
                                              NET         OFFSET IN THE
                                            AMOUNTS    STATEMENTS OF ASSETS
                                           OF ASSETS     AND LIABILITIES
                                           PRESENTED  ----------------------
                                            IN THE                                      GROSS
                                 GROSS    STATEMENTS                                 AMOUNTS OF
                               AMOUNTS OF  OF ASSETS   FINANCIAL     CASH     NET    RECOGNIZED
                               RECOGNIZED     AND     INSTRUMENTS COLLATERAL AMOUNT  LIABILITIES
DESCRIPTION                    ASSETS (A) LIABILITIES     (B)      RECEIVED   (C)        (A)
-----------                    ---------- ----------- ----------- ---------- ------- -----------
                                                      ASSETS
                               ----------------------------------------------------- -----------
DFA TWO-YEAR GLOBAL FIXED
  INCOME PORTFOLIO
Citibank, N.A.................  $ 3,355     $ 3,355          --       --     $ 3,355       --
State Street Bank and Trust...    5,904       5,904     $   (99)      --       5,805   $  100
JP Morgan.....................    3,471       3,471         (65)      --       3,406       65
UBS AG........................       --          --          --       --          --        8
Bank of America Corp..........      740         740          --       --         740       --
National Australia Bank Ltd...       --          --          --       --          --       68
Barclays Capital..............       --          --          --       --          --       20
HSBC Bank.....................      689         689        (689)      --          --      731
ANZ Securities................      292         292        (292)      --          --      300
                                -------     -------     -------       --     -------   ------
Total.........................  $14,451     $14,451     $(1,145)      --     $13,306   $1,292
                                =======     =======     =======       ==     =======   ======

                                   NET       GROSS AMOUNTS NOT
                                 AMOUNTS       OFFSET IN THE
                                   OF       STATEMENTS OF ASSETS
                               LIABILITIES    AND LIABILITIES
                                PRESENTED  ----------------------
                                 IN THE
                               STATEMENTS
                                OF ASSETS   FINANCIAL     CASH     NET
                                   AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                    LIABILITIES     (D)      PLEDGED    (E)
-----------                    ----------- ----------- ---------- ------
                                         LIABILITIES
                               ------------------------------------------
DFA TWO-YEAR GLOBAL FIXED
  INCOME PORTFOLIO
Citibank, N.A.................       --           --       --        --
State Street Bank and Trust...   $  100      $  (100)      --        --
JP Morgan.....................       65          (65)      --        --
UBS AG........................        8           --       --      $  8
Bank of America Corp..........       --           --       --        --
National Australia Bank Ltd...       68           --       --        68
Barclays Capital..............       20           --       --        20
HSBC Bank.....................      731         (688)      --        43
ANZ Securities................      300         (292)      --         8
                                 ------      -------       --      ----
Total.........................   $1,292      $(1,145)      --      $147
                                 ======      =======       ==      ====

                                                        GROSS AMOUNTS NOT
                                              NET         OFFSET IN THE
                                            AMOUNTS    STATEMENTS OF ASSETS
                                           OF ASSETS     AND LIABILITIES
                                           PRESENTED  ----------------------
                                            IN THE                                       GROSS
                                 GROSS    STATEMENTS                                  AMOUNTS OF
                               AMOUNTS OF  OF ASSETS   FINANCIAL     CASH      NET    RECOGNIZED
                               RECOGNIZED     AND     INSTRUMENTS COLLATERAL  AMOUNT  LIABILITIES
DESCRIPTION                    ASSETS (A) LIABILITIES     (B)      RECEIVED    (C)        (A)
-----------                    ---------- ----------- ----------- ---------- -------- -----------
                                                       ASSETS
                               ------------------------------------------------------ -----------
DFA SELECTIVELY HEDGED GLOBAL
  FIXED INCOME PORTFOLIO
State Street Bank and Trust...  $  3,344   $  3,344     $   (61)      --     $  3,283   $   61
Citibank, N.A.................         4          4          (4)      --           --      380
Bank of America Corp..........         7          7          --       --            7       --
Royal Bank of Scotland........       409        409          --       --          409       --
JP Morgan.....................       437        437        (437)      --           --      460
                                --------   --------     -------       --     --------   ------
Total.........................  $  4,201   $  4,201     $  (502)      --     $  3,699   $  901
                                ========   ========     =======       ==     ========   ======
DFA FIVE-YEAR GLOBAL FIXED
  INCOME PORTFOLIO
Citibank, N.A.................  $ 39,581   $ 39,581     $(4,902)      --     $ 34,679   $4,902
JP Morgan.....................    18,720     18,720        (659)      --       18,061      659
State Street Bank and Trust...    35,821     35,821      (1,307)      --       34,514    1,307
Bank of America Corp..........     4,266      4,266        (179)      --        4,087      179
HSBC Bank.....................     1,453      1,453        (324)      --        1,129      324
UBS AG........................    10,136     10,136        (277)      --        9,859      277
National Australia Bank Ltd...     1,477      1,477        (123)      --        1,354      123
Barclays Capital..............     9,337      9,337          --       --        9,337       --
Morgan Stanley and Co.
  International...............       546        546          --       --          546       --
ANZ Securities................       298        298        (298)      --           --      307
                                --------   --------     -------       --     --------   ------
Total.........................  $121,635   $121,635     $(8,069)      --     $113,566   $8,078
                                ========   ========     =======       ==     ========   ======
DFA WORLD EX U.S. GOVERNMENT
  FIXED INCOME PORTFOLIO
State Street Bank and Trust...  $  4,523   $  4,523     $   (33)      --     $  4,490   $   33
Citibank, N.A.................       738        738        (738)      --           --    1,318
National Australia Bank Ltd...       171        171          (6)      --          165        6
UBS AG........................     1,581      1,581         (40)      --        1,541       40
Bank of America Corp..........        39         39         (38)      --            1       38
JP Morgan.....................        --         --          --       --           --       92
                                --------   --------     -------       --     --------   ------
Total.........................  $  7,052   $  7,052     $  (855)      --     $  6,197   $1,527
                                ========   ========     =======       ==     ========   ======
DFA SHORT-TERM EXTENDED
  QUALITY PORTFOLIO
State Street Bank and Trust...  $  6,580   $  6,580     $  (143)      --     $  6,437   $  143
Citibank, N.A.................     1,798      1,798          (1)      --        1,797       --
UBS AG........................     2,061      2,061        (196)      --        1,865      196
Bank of America Corp..........     1,389      1,389          --       --        1,389       --
Barclays Capital..............     1,932      1,932          --       --        1,932       --
HSBC Bank.....................         4          4          (4)      --           --        4
National Australia Bank Ltd...        70         70         (70)      --           --       82
                                --------   --------     -------       --     --------   ------
Total.........................  $ 13,834   $ 13,834     $  (414)      --     $ 13,420   $  425
                                ========   ========     =======       ==     ========   ======
DFA TARGETED CREDIT PORTFOLIO
State Street Bank and Trust...  $  1,384   $  1,384     $  (332)      --     $  1,052   $  332
National Australia Bank Ltd...        35         35          --       --           35       --
Citibank, N.A.................        --         --          --       --           --       57
                                --------   --------     -------       --     --------   ------
Total.........................  $  1,419   $  1,419     $  (332)      --     $  1,087   $  389
                                ========   ========     =======       ==     ========   ======

                                   NET       GROSS AMOUNTS NOT
                                 AMOUNTS       OFFSET IN THE
                                   OF       STATEMENTS OF ASSETS
                               LIABILITIES    AND LIABILITIES
                                PRESENTED  ----------------------
                                 IN THE
                               STATEMENTS
                                OF ASSETS   FINANCIAL     CASH     NET
                                   AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                    LIABILITIES     (D)      PLEDGED    (E)
-----------                    ----------- ----------- ---------- ------
                                         LIABILITIES
                               ------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL
  FIXED INCOME PORTFOLIO
State Street Bank and Trust...   $   61      $   (61)      --        --
Citibank, N.A.................      380           (4)      --      $376
Bank of America Corp..........       --           --       --        --
Royal Bank of Scotland........       --           --       --        --
JP Morgan.....................      460         (437)      --        23
                                 ------      -------       --      ----
Total.........................   $  901      $  (502)      --      $399
                                 ======      =======       ==      ====
DFA FIVE-YEAR GLOBAL FIXED
  INCOME PORTFOLIO
Citibank, N.A.................   $4,902      $(4,902)      --        --
JP Morgan.....................      659         (659)      --        --
State Street Bank and Trust...    1,307       (1,307)      --        --
Bank of America Corp..........      179         (179)      --        --
HSBC Bank.....................      324         (324)      --        --
UBS AG........................      277         (277)      --        --
National Australia Bank Ltd...      123         (123)      --        --
Barclays Capital..............       --           --       --        --
Morgan Stanley and Co.
  International...............       --           --       --        --
ANZ Securities................      307         (298)      --      $  9
                                 ------      -------       --      ----
Total.........................   $8,078      $(8,069)      --      $  9
                                 ======      =======       ==      ====
DFA WORLD EX U.S. GOVERNMENT
  FIXED INCOME PORTFOLIO
State Street Bank and Trust...   $   33      $   (33)      --        --
Citibank, N.A.................    1,318         (738)      --      $580
National Australia Bank Ltd...        6           (6)      --        --
UBS AG........................       40          (40)      --        --
Bank of America Corp..........       38          (38)      --        --
JP Morgan.....................       92           --       --        92
                                 ------      -------       --      ----
Total.........................   $1,527      $  (855)      --      $672
                                 ======      =======       ==      ====
DFA SHORT-TERM EXTENDED
  QUALITY PORTFOLIO
State Street Bank and Trust...   $  143      $  (143)      --        --
Citibank, N.A.................       --           --       --        --
UBS AG........................      196         (196)      --        --
Bank of America Corp..........       --           --       --        --
Barclays Capital..............       --           --       --        --
HSBC Bank.....................        4           (4)      --        --
National Australia Bank Ltd...       82          (70)      --      $ 12
                                 ------      -------       --      ----
Total.........................   $  425      $  (413)      --      $ 12
                                 ======      =======       ==      ====
DFA TARGETED CREDIT PORTFOLIO
State Street Bank and Trust...   $  332      $  (332)      --        --
National Australia Bank Ltd...       --           --       --        --
Citibank, N.A.................       57           --       --      $ 57
                                 ------      -------       --      ----
Total.........................   $  389      $  (332)      --      $ 57
                                 ======      =======       ==      ====

                                                        GROSS AMOUNTS NOT
                                              NET         OFFSET IN THE
                                            AMOUNTS    STATEMENTS OF ASSETS
                                           OF ASSETS     AND LIABILITIES
                                           PRESENTED  ----------------------
                                            IN THE                                     GROSS
                                 GROSS    STATEMENTS                                AMOUNTS OF
                               AMOUNTS OF  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                               RECOGNIZED     AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                    ASSETS (A) LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                    ---------- ----------- ----------- ---------- ------ -----------
                                                      ASSETS
                               ---------------------------------------------------- -----------
DFA GLOBAL CORE PLUS FIXED
  INCOME PORTFOLIO
State Street Bank and Trust...   $1,527     $1,527      $   (45)      --     $1,482   $   45
Citibank, N.A.................    1,343      1,343         (107)      --      1,236      107
                                 ------     ------      -------       --     ------   ------
Total.........................   $2,870     $2,870      $  (152)      --     $2,718   $  152
                                 ======     ======      =======       ==     ======   ======
DFA INVESTMENT GRADE PORTFOLIO
Bank of America Corp..........   $  617     $  617           --       --     $  617       --
State Street Bank and Trust...    2,175      2,175           --       --      2,175       --
National Australia Bank Ltd...      107        107           --       --        107       --
                                 ------     ------      -------       --     ------   ------
Total.........................   $2,899     $2,899           --       --     $2,899       --
                                 ======     ======      =======       ==     ======   ======
DFA SHORT-DURATION REAL
  RETURN PORTFOLIO
Citibank, N.A.................   $4,259     $4,259      $(2,119)      --     $2,140   $2,119
Bank of America Corp..........    2,234      2,234       (2,234)      --         --    2,720
Deutsche Bank AG, London
  Branch......................      346        346         (346)      --         --      457
Deutsche Bank AG..............      161        161         (161)      --         --    4,358
                                 ------     ------      -------       --     ------   ------
Total.........................   $7,000     $7,000      $(4,860)      --     $2,140   $9,654
                                 ======     ======      =======       ==     ======   ======
DFA MUNICIPAL REAL RETURN
  PORTFOLIO
Bank of America Corp..........   $3,666     $3,666      $(3,317)      --     $  349   $3,317
Citibank, N.A.................    4,389      4,389       (1,686)      --      2,703    1,686
                                    290        290           --       --        290       --
                                 ------     ------      -------       --     ------   ------
Total.........................   $8,345     $8,345      $(5,003)      --     $3,342   $5,003
                                 ======     ======      =======       ==     ======   ======
DFA CALIFORNIA MUNICIPAL REAL
  RETURN PORTFOLIO
Bank of America Corp..........   $   23     $   23      $   (23)      --         --   $  350
Citibank, N.A.................       24         24          (24)      --         --      748
Merrill Lynch Capital
  Services, Inc...............       --         --           --       --         --       97
                                 ------     ------      -------       --     ------   ------
Total.........................   $   47     $   47      $   (47)      --         --   $1,195
                                 ======     ======      =======       ==     ======   ======

                                   NET       GROSS AMOUNTS NOT
                                 AMOUNTS       OFFSET IN THE
                                   OF       STATEMENTS OF ASSETS
                               LIABILITIES    AND LIABILITIES
                                PRESENTED  ----------------------
                                 IN THE
                               STATEMENTS
                                OF ASSETS   FINANCIAL     CASH     NET
                                   AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                    LIABILITIES     (D)      PLEDGED    (E)
-----------                    ----------- ----------- ---------- ------
                                         LIABILITIES
                               ------------------------------------------
DFA GLOBAL CORE PLUS FIXED
  INCOME PORTFOLIO
State Street Bank and Trust...   $   45      $   (45)      --         --
Citibank, N.A.................      107         (107)      --         --
                                 ------      -------       --     ------
Total.........................   $  152      $  (152)      --         --
                                 ======      =======       ==     ======
DFA INVESTMENT GRADE PORTFOLIO
Bank of America Corp..........       --           --       --         --
State Street Bank and Trust...       --           --       --         --
National Australia Bank Ltd...       --           --       --         --
                                 ------      -------       --     ------
Total.........................       --           --       --         --
                                 ======      =======       ==     ======
DFA SHORT-DURATION REAL
  RETURN PORTFOLIO
Citibank, N.A.................   $2,119      $(2,119)      --         --
Bank of America Corp..........    2,720       (2,234)      --     $  486
Deutsche Bank AG, London
  Branch......................      457         (346)      --        111
Deutsche Bank AG..............    4,358         (161)      --      4,197
                                 ------      -------       --     ------
Total.........................   $9,654      $(4,860)      --     $4,794
                                 ======      =======       ==     ======
DFA MUNICIPAL REAL RETURN
  PORTFOLIO
Bank of America Corp..........   $3,317      $(3,317)      --         --
Citibank, N.A.................    1,686       (1,686)      --         --
                                     --           --       --         --
                                 ------      -------       --     ------
Total.........................   $5,003      $(5,003)      --         --
                                 ======      =======       ==     ======
DFA CALIFORNIA MUNICIPAL REAL
  RETURN PORTFOLIO
Bank of America Corp..........   $  350      $   (23)      --     $  327
Citibank, N.A.................      748          (24)      --        724
Merrill Lynch Capital
  Services, Inc...............       97           --       --         97
                                 ------      -------       --     ------
Total.........................   $1,195      $   (47)      --     $1,148
                                 ======      =======       ==     ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

I. SECURITIES LENDING:

   As of April 30, 2019, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The following Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

                                                 NON-CASH
                                                COLLATERAL
                                                  MARKET
                                                  VALUE
                                                ----------
                     DFA One-Year Fixed Income
                       Portfolio...............  $10,514

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                      AS OF APRIL 30, 2019
                                                      -----------------------------------------------------
                                                      OVERNIGHT AND            BETWEEN
                                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS  TOTAL
                                                      ------------- -------- ------------ -------- --------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
   Agency Obligations, Bonds, U.S. Treasury
     Obligations.....................................   $113,629       --         --         --    $113,629
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds, U.S. Treasury Obligations..................     11,861       --         --         --      11,861
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
   Bonds.............................................      7,344       --         --         --       7,344
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
   Bonds.............................................     10,532       --         --         --      10,532
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
   Bonds.............................................     82,411       --         --         --      82,411
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
   Agency Obligations, Bonds.........................    125,198       --         --         --     125,198
DFA TARGETED CREDIT PORTFOLIO
   Bonds.............................................     15,692       --         --         --      15,692
DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO
   Bonds.............................................     41,770       --         --         --      41,770
DFA INVESTMENT GRADE PORTFOLIO
   Agency Obligations, Bonds.........................    519,020       --         --         --     519,020
DFA SHORT-DURATION REAL RETURN PORTFOLIO
   Bonds.............................................     24,761       --         --         --      24,761

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

L. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                            APPROXIMATE
                                                             PERCENTAGE
                                               NUMBER OF   OF OUTSTANDING
                                              SHAREHOLDERS     SHARES
                                              ------------ --------------
DFA One-Year Fixed Income Portfolio..........      4             70%
DFA Two-Year Global Fixed Income Portfolio...      4             78%
DFA Selectively Hedged Global Fixed Income
  Portfolio..................................      3             84%
DFA Five-Year Global Fixed Income Portfolio..      3             76%
DFA World ex U.S. Government Fixed Income
  Portfolio..................................      4             74%
DFA Short-Term Government Portfolio..........      5             82%
DFA Intermediate Government Fixed Income
  Portfolio..................................      4             84%
DFA Short-Term Extended Quality Portfolio....      4             80%
DFA Intermediate-Term Extended Quality
  Portfolio..................................      5             78%
DFA Targeted Credit Portfolio................      3             86%
DFA Global Core Plus Fixed Income Portfolio..      4             94%
DFA Investment Grade Portfolio...............      4             87%
DFA Diversified Fixed Income Portfolio.......      3             99%
DFA LTIP Portfolio...........................      6             94%

                                                             APPROXIMATE
                                                              PERCENTAGE
                                                NUMBER OF   OF OUTSTANDING
                                               SHAREHOLDERS     SHARES
                                               ------------ --------------
DFA Inflation-Protected Securities Portfolio..      3             48%
DFA Short-Duration Real Return Portfolio......      3             81%
DFA Municipal Real Return Portfolio...........      3             92%
DFA California Municipal Real Return Portfolio      3             97%
DFA Municipal Bond Portfolio..................      4             96%
DFA Short-Term Municipal Bond Portfolio.......      5             90%
DFA Intermediate-Term Municipal Bond Portfolio      4             86%
DFA California Short-Term Municipal Bond
  Portfolio...................................      3             90%
DFA California Intermediate-Term Municipal
  Bond Portfolio..............................      4             97%
DFA NY Municipal Bond Portfolio...............      3             95%
DFA MN Municipal Bond Portfolio...............      1             92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                      --------------------------------------------
                                                       NET INCOME FOR      ACCUMULATED
                                                       THE CURRENT OR     UNDISTRIBUTED
                                                          PRECEDING        NET PROFITS    PAID-IN
                                                        FISCAL YEAR,      FROM THE SALE   SURPLUS
                                                       AND ACCUMULATED    OF SECURITIES   OR OTHER
                                                      UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                             INCOME          PROPERTIES      SOURCE
--------------                                        -----------------   -------------   --------
DFA One-Year Fixed Income Portfolio
  December 17, 2018..................................        63%                0%           37%
DFA Two-Year Global Fixed Income Portfolio
  December 17, 2018..................................        82%                0%           18%
DFA Selectively Hedged Global Fixed Income Portfolio
  December 17, 2018..................................        83%                0%           17%
DFA Five-Year Global Fixed Income Portfolio
  December 17, 2018..................................        63%                0%           37%
DFA World ex U.S. Government Fixed Income Portfolio
  December 17, 2018..................................        78%                0%           22%
DFA Short-Term Government Portfolio
  December 17, 2018..................................        85%                0%           15%
DFA Intermediate Government Fixed Income Portfolio
  December 17, 2018..................................        86%                0%           14%
DFA Short-Term Extended Quality Portfolio
  December 17, 2018..................................        76%                0%           24%
DFA Intermediate-Term Extended Quality Portfolio
  December 17, 2018..................................        66%                0%           34%
DFA Targeted Credit Portfolio
  December 17, 2018..................................        49%                0%           51%
DFA Global Core Plus Fixed Income Portfolio
  December 18, 2018..................................        76%                0%           24%
DFA Investment Grade Portfolio
  December 18, 2018..................................        84%                0%           16%
DFA Diversified Fixed Income Portfolio
  December 18, 2018..................................        99%                0%            1%
DFA LTIP Portfolio
  December 17, 2018..................................        87%                0%           13%
DFA Inflation-Protected Securities Portfolio
  December 17, 2018..................................        90%                0%           10%
DFA Short-Duration Real Return Portfolio
  December 18, 2018..................................        83%                0%           17%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
 DFA TWO-YEAR FIXED INCOME PORTFOLIO
 -----------------------------------
 Actual Fund Return.................. $1,000.00 $1,017.80    0.23%     $1.15
 Hypothetical 5% Annual Return....... $1,000.00 $1,023.65    0.23%     $1.15

 DFA TWO-YEAR GOVERNMENT PORTFOLIO
 ---------------------------------
 Actual Fund Return.................. $1,000.00 $1,015.60    0.23%     $1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                   BEGINNING  ENDING               EXPENSES
                                    ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                     VALUE    VALUE     EXPENSE     DURING
                                   11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                   --------- --------- ---------- ----------
    Hypothetical 5% Annual Return. $1,000.00 $1,023.65    0.23%     $1.15

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

      Corporate...................................................  15.8%
      Government..................................................   2.6%
      Foreign Corporate...........................................  29.9%
      Foreign Government..........................................  34.8%
      Supranational...............................................  16.9%
                                                                   -----
                                                                   100.0%

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

      Government.................................................. 100.0%
                                                                   -----
                                                                   100.0%

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
AGENCY OBLIGATIONS -- (1.1%)
Federal Farm Credit Banks, Floating Rate Note, 1M USD LIBOR +
  0.045%, FRN
(r)      2.522%, 04/16/21.....................................   1,450  $1,449,169
                                                                        ----------
BONDS -- (85.2%)
African Development Bank
         1.875%, 03/16/20.....................................   2,500   2,487,781
Agence Francaise de Developpement
         1.625%, 01/21/20.....................................   1,934   1,921,356
         1.875%, 09/14/20.....................................   1,000     991,139
Amazon.com, Inc.
         1.900%, 08/21/20.....................................     500     496,201
ANZ New Zealand International Ltd.
         2.600%, 09/23/19.....................................     700     699,653
Apple, Inc.
         1.900%, 02/07/20.....................................   1,054   1,048,807
Asian Development Bank
         1.625%, 05/05/20.....................................   2,950   2,927,137
Australia & New Zealand Banking Group, Ltd.
         1.600%, 07/15/19.....................................     750     748,517
(OMEGA)  2.250%, 12/19/19.....................................     400     398,938
Bank of Montreal
         2.100%, 06/15/20.....................................   2,500   2,486,476
         3.100%, 07/13/20.....................................     725     729,210
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)      3.051%, 06/15/20.....................................     500     502,015
Bank of Nova Scotia (The)
         2.350%, 10/21/20.....................................   1,850   1,841,699
#        4.375%, 01/13/21.....................................      99     101,828
Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)      2.879%, 01/08/21.....................................   1,000   1,001,248
BNG Bank NV
         1.625%, 11/25/19.....................................     250     248,749
(OMEGA)  2.500%, 02/28/20.....................................   1,850   1,850,083
         2.500%, 02/28/20.....................................     700     700,031
         1.750%, 03/24/20.....................................     594     590,138
         1.750%, 10/05/20.....................................     300     297,087
Caisse d'Amortissement de la Dette Sociale
         2.000%, 04/17/20.....................................   1,250   1,244,387

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
         1.875%, 07/28/20.....................................   1,500  $1,489,521
Canadian Imperial Bank of Commerce, Floating Rate Note, 1M
  USD LIBOR + 0.180%, FRN
(r)      2.657%, 04/06/20.....................................   1,500   1,499,739
Chevron Corp.
         1.991%, 03/03/20.....................................   2,750   2,736,839
Cisco Systems, Inc.
         4.450%, 01/15/20.....................................     250     253,114
Cooperatieve Rabobank UA
(OMEGA)  4.750%, 01/15/20.....................................     500     507,149
Council Of Europe Development Bank
         1.875%, 01/27/20.....................................     750     746,585
         1.625%, 03/10/20.....................................   1,381   1,371,201
CPPIB Capital, Inc.
         2.375%, 01/29/21.....................................   1,000     998,966
Dexia Credit Local SA
         1.875%, 01/29/20.....................................   1,500   1,492,736
Equinor ASA
         2.250%, 11/08/19.....................................   1,463   1,459,016
         2.900%, 11/08/20.....................................     500     502,393
Erste Abwicklungsanstalt
         2.500%, 03/13/20.....................................     600     599,700
EUROFIMA
         1.750%, 05/29/20.....................................     990     982,372
European Bank for Reconstruction & Development
         1.625%, 05/05/20.....................................     500     495,936
European Investment Bank
         1.750%, 05/15/20.....................................   1,150   1,142,153
European Stability Mechanism
(OMEGA)  3.000%, 10/23/20.....................................     500     504,272
Export Development Canada
#        1.750%, 07/21/20.....................................     400     396,850
FMS Wertmanagement
         1.750%, 05/15/20.....................................     600     595,500
Inter-American Development Bank
         1.625%, 05/12/20.....................................   1,070   1,060,973
         1.875%, 06/16/20.....................................   1,250   1,242,503
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)      2.817%, 10/15/20.....................................   1,000   1,003,120

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT   VALUE+
                                                                 ------ ----------
                                                                 (000)
International Bank for Reconstruction & Development
         1.875%, 04/21/20.....................................     500  $  497,340
         1.625%, 09/04/20.....................................   1,362   1,348,821
Kommunalbanken A.S.
(OMEGA)  2.500%, 04/17/20.....................................     250     250,091
         2.500%, 04/17/20.....................................     750     750,262
         1.750%, 09/15/20.....................................   1,100   1,089,586
         1.375%, 10/26/20.....................................     500     492,229
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR +
  0.330%, FRN
(r)      2.944%, 06/16/20.....................................     500     501,785
Kommunekredit
         1.625%, 06/12/20.....................................   2,781   2,754,572
Kommuninvest I Sverige AB
         1.750%, 03/19/20.....................................     500     496,667
         2.500%, 06/01/20.....................................   1,000   1,000,330
         1.625%, 09/01/20.....................................     500     494,448
(OMEGA)  1.625%, 09/01/20.....................................     500     494,474
         2.750%, 10/22/20.....................................     500     502,214
Kreditanstalt fuer Wiederaufbau
         1.750%, 03/31/20.....................................   1,000     993,214
         1.500%, 04/20/20.....................................     800     792,764
         1.625%, 05/29/20.....................................     352     348,976
         1.875%, 06/30/20.....................................     250     248,507
         2.750%, 07/15/20.....................................   1,150   1,154,803
Merck & Co., Inc.
         1.850%, 02/10/20.....................................   1,989   1,978,921
(r)      3.072%, 02/10/20.....................................     970     972,493
Municipality Finance P.L.C.
         1.500%, 03/23/20.....................................     968     959,346
National Australia Bank, Ltd.
         2.250%, 07/01/19.....................................   1,250   1,249,217
         2.250%, 01/10/20.....................................     500     498,578
Nederlandse Waterschapsbank NV
         1.625%, 03/04/20.....................................     500     496,342
Nestle Holdings, Inc.
         2.125%, 01/14/20.....................................   1,219   1,215,113
Nordea Bank Abp
(OMEGA)  1.625%, 09/30/19.....................................     500     497,837
Nordic Investment Bank
         2.500%, 04/28/20.....................................   2,550   2,550,884
         1.500%, 09/29/20.....................................     397     391,961
Novartis Capital Corp.
         1.800%, 02/14/20.....................................   2,335   2,322,306
         4.400%, 04/24/20.....................................     464     472,081
NRW Bank
         1.750%, 08/17/20.....................................     189     187,181

                                                                     FACE
                                                                    AMOUNT   VALUE+
                                                                    ------ ----------
                                                                    (000)
NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)         2.778%, 02/08/21.....................................   1,200  $1,199,880
Oesterreichische Kontrollbank AG
            1.750%, 01/24/20.....................................     250     248,733
            1.375%, 02/10/20.....................................     200     198,390
            1.500%, 10/21/20.....................................     500     493,089
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD
  LIBOR + 0.010%, FRN
(r)         2.621%, 09/15/20.....................................   1,000     999,790
Oracle Corp.
            2.250%, 10/08/19.....................................   1,250   1,247,636
#           3.875%, 07/15/20.....................................     285     289,797
Province of Alberta Canada
            1.900%, 12/06/19.....................................   2,700   2,689,850
Province of Ontario Canada
            4.400%, 04/14/20.....................................   2,350   2,390,300
            1.875%, 05/21/20.....................................   1,000     993,819
Province of Quebec Canada
            3.500%, 07/29/20.....................................   2,471   2,502,097
Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR + 0.340%,
  FRN
(r)(OMEGA)  2.941%, 09/30/19.....................................     300     300,389
Royal Bank of Canada
            2.150%, 10/26/20.....................................   2,510   2,493,964
            2.350%, 10/30/20.....................................     981     976,662
Shell International Finance BV
            4.300%, 09/22/19.....................................     500     503,058
            4.375%, 03/25/20.....................................     946     960,553
            2.125%, 05/11/20.....................................   1,360   1,353,345
Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)         3.147%, 05/11/20.....................................     612     614,549
State of North Rhine-Westphalia Germany
            1.625%, 01/22/20.....................................   1,500   1,490,316
Svensk Exportkredit AB
            1.750%, 05/18/20.....................................   2,100   2,083,411
            1.875%, 06/23/20.....................................     500     496,739
            2.750%, 10/07/20.....................................     700     702,815
Toronto-Dominion Bank (The)
            3.000%, 06/11/20.....................................   2,839   2,851,584
            1.850%, 09/11/20.....................................     500     495,378
Total Capital SA
            4.450%, 06/24/20.....................................   2,499   2,550,722
Toyota Motor Credit Corp.
            2.200%, 01/10/20.....................................   1,854   1,852,535
            2.150%, 03/12/20.....................................   1,263   1,259,798

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                                 FACE
                                                                AMOUNT    VALUE+
                                                                ------ ------------
                                                                (000)
Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)      2.785%, 09/18/20....................................     400  $    400,260
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR
  + 0.540%, FRN
(r)      3.128%, 01/08/21....................................     191       192,034
Walmart, Inc.
         2.850%, 06/23/20....................................     590       592,390
                                                                       ------------
TOTAL BONDS..................................................           107,820,344
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (1.2%)
U.S. Treasury Notes
         1.250%, 08/31/19....................................   1,500     1,493,731
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (0.4%)
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR +
  0.280%, FRN
(r)      2.893%, 09/21/20....................................     500       500,200
                                                                       ------------
TOTAL INVESTMENT SECURITIES..................................           111,263,444
                                                                       ------------
COMMERCIAL PAPER -- (11.5%)
Caisse Des Depots ET
(OMEGA)  2.551%, 07/05/19....................................   1,000       995,398
(OMEGA)  2.572%, 07/22/19....................................   2,500     2,485,371
(OMEGA)  Erste Abwicklungsanstalt 2.597%, 06/03/19...........     500       498,836
         European Investment Bank 2.552%, 07/09/19...........   1,000       995,145
Landesbank Hessen-Thuringen
(OMEGA)  2.550%, 07/01/19....................................   1,000       995,706

                                                               FACE
                                                              AMOUNT     VALUE+
                                                              ------- ------------
                                                              (000)
(OMEGA)  2.551%, 07/15/19..................................     1,000 $    994,699
(OMEGA)  Nederlandse Waterschapsbank NV 2.569%, 06/24/19...       700      697,302
NRW Bank
(OMEGA)  2.572%, 07/10/19..................................     1,000      995,060
(OMEGA)  2.571%, 07/22/19..................................     1,000      994,188
(OMEGA)  Oversea-Chinese Banking Corp., Ltd.
           2.571%, 07/03/19................................     1,000      995,479
(OMEGA)  Pfizer, Inc. 2.470%, 07/01/19.....................       660      657,191
Sanofi
(OMEGA)  2.550%, 06/27/19..................................     1,000      996,009
(OMEGA)  2.540%, 06/28/19..................................     1,250    1,244,924
Total Capital Canada, Ltd.
(OMEGA)  2.561%, 07/10/19..................................       500      497,508
(OMEGA)  2.480%, 07/16/19..................................       500      497,293
                                                                      ------------
TOTAL COMMERCIAL PAPER.....................................             14,540,109
                                                                      ------------
                                                              SHARES
                                                              -------
TEMPORARY CASH INVESTMENTS -- (0.2%)
         State Street Institutional U.S. Government Money
         Market Fund 2.370%................................   284,774      284,774
                                                                      ------------
SECURITIES LENDING COLLATERAL -- (0.4%)
@(S)     The DFA Short Term Investment Fund................    43,702      505,677
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $126,301,909)......................................           $126,594,004
                                                                      ============

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Agency Obligations...................   --    $  1,449,169   --    $  1,449,169
Bonds................................   --     107,820,344   --     107,820,344
U.S. Treasury Obligations............   --       1,493,731   --       1,493,731
Certificates of Deposit..............   --         500,200   --         500,200
Commercial Paper.....................   --      14,540,109   --      14,540,109

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Temporary Cash Investments.......... $284,774           --   --    $    284,774
Securities Lending Collateral.......       -- $    505,677   --         505,677
                                     -------- ------------   --    ------------
TOTAL............................... $284,774 $126,309,230   --    $126,594,004
                                     ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                   FACE
                                                                  AMOUNT^    VALUE+
                                                                  ------- ------------
                                                                   (000)
AGENCY OBLIGATIONS -- (31.4%)
Federal Home Loan Bank
   2.125%, 02/11/20..............................................   5,350 $  5,336,730
   1.875%, 03/13/20..............................................   8,300    8,260,423
   4.125%, 03/13/20..............................................  14,250   14,455,988
   2.375%, 03/30/20..............................................  13,100   13,099,355
                                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................................           41,152,496
                                                                          ------------
U.S. TREASURY OBLIGATIONS -- (68.2%)
U.S. Treasury Bill
   2.410%, 05/07/19..............................................   5,700    5,697,747
   2.370%, 05/16/19..............................................     500      499,501
   2.420%, 06/18/19..............................................     250      249,204
   2.510%, 07/05/19..............................................   3,500    3,484,912
U.S. Treasury Notes
   1.250%, 08/31/19..............................................   1,750    1,742,685
   1.500%, 11/30/19..............................................     500      497,266
   1.625%, 12/31/19..............................................     500      497,227
   1.875%, 12/31/19..............................................   1,500    1,494,258
   1.375%, 01/15/20..............................................   4,100    4,069,891
   1.250%, 01/31/20..............................................   4,600    4,559,570
   1.375%, 02/15/20..............................................  11,200   11,109,875
   1.250%, 02/29/20..............................................  15,150   15,005,010
   1.625%, 03/15/20..............................................   2,250    2,234,707
   1.375%, 03/31/20..............................................   5,450    5,399,119
   2.250%, 03/31/20..............................................     200      199,750
   1.500%, 04/15/20..............................................  28,300   28,063,430
   1.500%, 05/15/20..............................................   4,500    4,459,570
                                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................................           89,263,722
                                                                          ------------
TOTAL INVESTMENT SECURITIES......................................          130,416,218
                                                                          ------------
                                                                  SHARES
                                                                  -------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional U.S. Government Money Market Fund
     2.370%...................................................... 486,569      486,569
                                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $130,841,005)............................................         $130,902,787
                                                                          ============

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  -------- ------------ -------- ------------
   Agency Obligations............       -- $ 41,152,496       -- $ 41,152,496
   U.S. Treasury Obligations.....       --   89,263,722       --   89,263,722
   Temporary Cash Investments.... $486,569           --       --      486,569
                                  -------- ------------ -------- ------------
   TOTAL......................... $486,569 $130,416,218       -- $130,902,787
                                  ======== ============ ======== ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019

                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                      DFA TWO-YEAR DFA TWO-YEAR
                                                      FIXED INCOME  GOVERNMENT
                                                       PORTFOLIO*   PORTFOLIO
                                                      ------------ ------------
ASSETS:
Investments at Value (including $496 and $0 of
  securities on loan, respectively).................. $    125,804 $    130,416
Temporary Cash Investments at Value & Cost...........          285          487
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $506
  and $0)............................................          506           --
Receivables:
  Investment Securities Sold.........................          510           --
  Dividends and Interest.............................          611          327
  Fund Shares Sold...................................           57           25
Prepaid Expenses and Other Assets....................           20           34
                                                      ------------ ------------
       Total Assets..................................      127,793      131,289
                                                      ------------ ------------
LIABILITIES:
Payables:............................................
  Upon Return of Securities Loaned...................          505           --
  Fund Shares Redeemed...............................           --           68
  Due to Advisor.....................................           16           16
Accrued Expenses and Other Liabilities...............           32           33
                                                      ------------ ------------
       Total Liabilities.............................          553          117
                                                      ------------ ------------
NET ASSETS                                            $    127,240 $    131,172
                                                      ============ ============
Institutional Class Shares -- based on net assets of
  $127,240 and $131,172 and shares outstanding of
  12,756,073 and 13,419,593, respectively............ $       9.97 $       9.77
                                                      ============ ============
NUMBER OF SHARES AUTHORIZED..........................  300,000,000  300,000,000
                                                      ============ ============
Investments at Cost.................................. $    125,511 $    130,354
                                                      ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    127,239 $    132,404
Total Distributable Earnings (Loss)..................            1       (1,232)
                                                      ------------ ------------
NET ASSETS........................................... $    127,240 $    131,172
                                                      ============ ============

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                       DFA TWO-YEAR DFA TWO-YEAR
                                                       FIXED INCOME  GOVERNMENT
                                                        PORTFOLIO#   PORTFOLIO
                                                       ------------ ------------
INVESTMENT INCOME
   Interest...........................................    $1,717       $1,545
   Income from Securities Lending.....................         1           --
                                                          ------       ------
          Total Investment Income.....................     1,718        1,545
                                                          ------       ------
FUND EXPENSES
   Investment Management Fees.........................        96           95
   Accounting & Transfer Agent Fees...................        17           16
   Custodian Fees.....................................         2            1
   Filing Fees........................................        18           23
   Shareholders' Reports..............................         8            8
   Professional Fees..................................         2            2
   Other..............................................         2            2
                                                          ------       ------
          Total Fund Expenses.........................       145          147
                                                          ------       ------
   Net Expenses.......................................       145          147
                                                          ------       ------
   NET INVESTMENT INCOME (LOSS).......................     1,573        1,398
                                                          ------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**...................       (44)         (71)
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign Currency.....       851          729
                                                          ------       ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)............       807          658
                                                          ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................    $2,380       $2,056
                                                          ======       ======

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           DFA TWO-YEAR FIXED       DFA TWO-YEAR
                                                            INCOME PORTFOLIO    GOVERNMENT PORTFOLIO
                                                          --------------------  --------------------
                                                          SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                                             ENDED      ENDED      ENDED      ENDED
                                                            APR 30,    OCT 31,    APR 30,    OCT 31,
                                                             2019       2018       2019       2018
                                                          ----------- --------  ----------- --------
                                                          (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..........................  $  1,573   $  1,902   $  1,398   $  1,992
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,**/..................       (44)      (498)       (71)    (1,024)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........       851       (425)       729       (347)
                                                           --------   --------   --------   --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................     2,380        979      2,056        621
                                                           --------   --------   --------   --------
Distributions:
       Institutional Class Shares........................    (1,516)    (1,635)    (1,319)    (1,767)
                                                           --------   --------   --------   --------
          Total Distributions............................    (1,516)    (1,635)    (1,319)    (1,767)
                                                           --------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued.........................................    27,137     60,182     28,132     35,971
   Shares Issued in Lieu of Cash Distributions...........     1,517      1,635      1,319      1,767
   Shares Redeemed.......................................   (30,847)   (11,407)   (23,226)   (25,316)
                                                           --------   --------   --------   --------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    (2,193)    50,410      6,225     12,422
                                                           --------   --------   --------   --------
          Total Increase (Decrease) in Net Assets........    (1,329)    49,754      6,962     11,276
NET ASSETS
   Beginning of Period...................................   128,569     78,815    124,210    112,934
                                                           --------   --------   --------   --------
   End of Period.........................................  $127,240   $128,569   $131,172   $124,210
                                                           ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     2,726      6,065      2,883      3,689
   Shares Issued in Lieu of Cash Distributions...........       153        165        135        182
   Shares Redeemed.......................................    (3,102)    (1,150)    (2,381)    (2,594)
                                                           --------   --------   --------   --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................      (223)     5,080        637      1,277
                                                           ========   ========   ========   ========

--------
* Net of foreign capital gain taxes withheld for the period ended April 30, 2019 of $0 and $0, respectively.
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DFA TWO-YEAR FIXED INCOME PORTFOLIO
                                                             ----------------------------------------------------------
                                                             SIX MONTHS      YEAR     YEAR     YEAR     YEAR     YEAR
                                                                ENDED        ENDED    ENDED    ENDED    ENDED    ENDED
                                                               APR 30,      OCT 31,  OCT 31,  OCT 31,  OCT 31,  OCT 31,
                                                                2019         2018     2017     2016     2015     2014
                                                             -----------   --------  -------  -------  -------  -------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $   9.91     $   9.98  $ 10.00  $ 10.02  $ 10.02  $ 10.02
                                                              --------     --------  -------  -------  -------  -------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................      0.12         0.19     0.11     0.08     0.04     0.02
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      0.06        (0.10)   (0.02)   (0.01)    0.02     0.01
                                                              --------     --------  -------  -------  -------  -------
       Total from Investment Operations.....................      0.18         0.09     0.09     0.07     0.06     0.03
                                                              --------     --------  -------  -------  -------  -------
Less Distributions:
-------------------
   Net Investment Income....................................     (0.12)       (0.16)   (0.11)   (0.07)   (0.04)   (0.02)
   Net Realized Gains.......................................        --           --       --    (0.02)   (0.02)   (0.01)
                                                              --------     --------  -------  -------  -------  -------
       Total Distributions..................................     (0.12)       (0.16)   (0.11)   (0.09)   (0.06)   (0.03)
                                                              --------     --------  -------  -------  -------  -------
Net Asset Value, End of Period..............................  $   9.97     $   9.91  $  9.98  $ 10.00  $ 10.02  $ 10.02
                                                              ========     ========  =======  =======  =======  =======
Total Return................................................      1.78%(B)     0.86%    0.92%    0.74%    0.57%    0.31%
                                                              --------     --------  -------  -------  -------  -------
Net Assets, End of Period (thousands).......................  $127,240     $128,569  $78,815  $81,168  $91,779  $98,961
Ratio of Expenses to Average Net Assets.....................      0.23%(C)     0.21%    0.24%    0.29%    0.29%    0.28%
Ratio of Net Investment Income to Average Net Assets........      2.47%(C)     1.92%    1.14%    0.75%    0.43%    0.20%
Portfolio Turnover Rate.....................................        22%(B)       89%     115%      93%     238%     122%
                                                              --------     --------  -------  -------  -------  -------

                                                                            DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                                             --------------------------------------------------------------
                                                             SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                               APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                2019         2018      2017      2016      2015      2014
                                                             -----------   --------  --------  --------  --------  --------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................  $   9.72     $   9.81  $   9.88  $   9.90  $   9.92  $   9.91
                                                              --------     --------  --------  --------  --------  --------
Income from Investment Operations (A)
-------------------------------------
   Net Investment Income (Loss).............................      0.11         0.17      0.09      0.05      0.03      0.01
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      0.04        (0.11)    (0.07)     0.01      0.01      0.03
                                                              --------     --------  --------  --------  --------  --------
       Total from Investment Operations.....................      0.15         0.06      0.02      0.06      0.04      0.04
                                                              --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income....................................     (0.10)       (0.15)    (0.09)    (0.05)    (0.03)    (0.01)
   Net Realized Gains.......................................        --           --        --     (0.03)    (0.03)    (0.02)
                                                              --------     --------  --------  --------  --------  --------
       Total Distributions..................................     (0.10)       (0.15)    (0.09)    (0.08)    (0.06)    (0.03)
                                                              --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period..............................  $   9.77     $   9.72  $   9.81  $   9.88  $   9.90  $   9.92
                                                              ========     ========  ========  ========  ========  ========
Total Return................................................      1.56%(B)     0.60%     0.19%     0.58%     0.38%     0.39%
                                                              --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands).......................  $131,172     $124,210  $112,934  $115,499  $133,648  $145,231
Ratio of Expenses to Average Net Assets.....................      0.23%(C)     0.20%     0.23%     0.28%     0.28%     0.27%
Ratio of Net Investment Income to Average Net Assets........      2.22%(C)     1.76%     0.93%     0.55%     0.31%     0.12%
Portfolio Turnover Rate.....................................        10%(B)      115%      176%      118%      262%      225%
                                                              --------     --------  --------  --------  --------  --------

See page 1 - 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the "Portfolios") are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2019, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 DFA Two-Year Fixed Income Portfolio..... 0.15%
                 DFA Two-Year Government Portfolio....... 0.15%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund For the six months ended April 30, 2019, the total related amount paid by the Fund to the CCO was $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

                  DFA Two-Year Fixed Income Portfolio..... $5
                  DFA Two-Year Government Portfolio.......  8

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

                                           U.S. GOVERNMENT  OTHER INVESTMENT
                                             SECURITIES        SECURITIES
                                          ----------------- -----------------
                                          PURCHASES  SALES  PURCHASES  SALES
                                          --------- ------- --------- -------
   DFA Two-Year Fixed Income Portfolio...  $ 3,027  $30,191  $23,645  $20,010

                                        U.S. GOVERNMENT
                                          SECURITIES     OTHER INVESTMENT SECURITIES
                                       ----------------- ---------------------------
                                       PURCHASES  SALES  PURCHASES       SALES
                                       --------- ------- ---------       -----
        DFA Two-Year Government
          Portfolio...................  $12,116  $19,809    --            --

   For the six months ended April 30, 2019, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                  CHANGE IN
                    BALANCE AT            PROCEEDS NET REALIZED  UNREALIZED   BALANCE AT SHARES AS OF
                    OCTOBER 31, PURCHASES   FROM   GAIN/(LOSS)  APPRECIATION/ APRIL 30,   APRIL 30,   DIVIDEND CAPITAL GAIN
                       2018      AT COST   SALES     ON SALES   DEPRECIATION     2019        2019      INCOME  DISTRIBUTIONS
                    ----------- --------- -------- ------------ ------------- ---------- ------------ -------- -------------
DFA TWO-YEAR FIXED
  INCOME PORTFOLIO
The DFA Short Term
  Investment Fund..     --       $17,137  $16,631       --           --          $506         44        $17         --
                        --       -------  -------       --           --          ----         --        ---         --
TOTAL                   --       $17,137  $16,631       --           --          $506         44        $17         --
                        ==       =======  =======       ==           ==          ====         ==        ===         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                     -------------- ------------- ---------- ------
DFA Two-Year Fixed Income Portfolio
2017................................     $  895          --           --     $  895
2018................................      1,635          --           --      1,635
DFA Two-Year Government Portfolio
2017................................      1,008          --           --      1,008
2018................................      1,767          --           --      1,767

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS TOTAL
                                      -------------- ------------- -----
       DFA Two-Year Fixed Income
         Portfolio...................      $(40)          --       $(40)
       DFA Two-Year Government
         Portfolio...................       (70)          --        (70)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                               UNDISTRIBUTED                                               TOTAL NET
                               NET INVESTMENT                                            DISTRIBUTABLE
                                 INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                 SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                               CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                               -------------- ------------- ------------- -------------- -------------
DFA Two-Year Fixed Income
  Portfolio...................      $334           --          $  (635)       $(557)        $  (858)
DFA Two-Year Government
  Portfolio...................       279           --           (1,575)        (666)         (1,962)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                               UNLIMITED TOTAL
                                               --------- ------
                DFA Two-Year Fixed Income
                  Portfolio...................  $  635   $  635
                DFA Two-Year Government
                  Portfolio...................   1,575    1,575

   During the year ended October 31, 2018, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

   As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                         NET
                                                                      UNREALIZED
                               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
                               TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
                               -------- ------------ -------------- --------------
DFA Two-Year Fixed Income
  Portfolio................... $126,302     $314          $(22)          $292
DFA Two-Year Government
  Portfolio...................  130,841      104           (42)            62

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2019.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the six months ended April 30, 2019.

H. SECURITIES LENDING:

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2019:

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF APRIL 30, 2019
                                     --------------------------------------------------
                                     OVERNIGHT AND            BETWEEN
                                      CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS TOTAL
                                     ------------- -------- ------------ -------- -----
SECURITIES LENDING TRANSACTIONS
DFA TWO-YEAR FIXED INCOME PORTFOLIO
   Bonds............................     $506         --         --         --    $506

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

K. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                        APPROXIMATE
                                                         PERCENTAGE
                                           NUMBER OF   OF OUTSTANDING
                                          SHAREHOLDERS     SHARES
                                          ------------ --------------
           DFA Two-Year Fixed Income
             Portfolio...................      4            100%
           DFA Two-Year Government
             Portfolio...................      3             94%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolio paid distributions to shareholders of record, a portion of which is estimated to be in excess of the Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                      --------------------------------------------
                                       NET INCOME FOR      ACCUMULATED
                                       THE CURRENT OR     UNDISTRIBUTED
                                      PRECEDING FISCAL     NET PROFITS    PAID-IN
                                            YEAR,         FROM THE SALE   SURPLUS
                                       AND ACCUMULATED    OF SECURITIES   OR OTHER
                                      UNDISTRIBUTED NET     OR OTHER      CAPITAL
  PORTFOLIO NAME                           INCOME          PROPERTIES      SOURCE
  --------------                      -----------------   -------------   --------
  DFA Two-Year Fixed Income
    Portfolio December 18, 2018......        86%                0%           14%
  DFA Two-Year Government Portfolio
    December 18, 2018................        86%                0%           14%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2019 (the "Meeting"), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the "Board") considered the continuation of the investment management agreements for each portfolio (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

[Graphic] Recycled Recyclable                                   DFA043019-024S
                                                                      00230820

                                                                           LOGO

Semi-Annual Report

SIX MONTHS ENDED: APRIL 30, 2019 (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------

GLOBAL EQUITY PORTFOLIO

GLOBAL ALLOCATION 60/40 PORTFOLIO

GLOBAL ALLOCATION 25/75 PORTFOLIO

See the inside front cover for important information about access to your fund's annual and semi-annual shareholder reports.

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

   Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio's annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

   If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio's transfer agent at (888) 576-1167 or by contacting your financial intermediary.

   You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

LOGO

June 2019

Dear Fellow Shareholder,

Delivering a great investment experience for our clients informs everything we do at Dimensional, from the way we design and manage strategies to how we communicate and set expectations.

Our investment philosophy keeps us focused on the things we can control. And our expert implementation--the way we apply academic insights to real portfolios--helps us pursue better investor outcomes. We work hard to make clients aware of what to expect from markets--and what to expect from Dimensional. We are committed to being open and transparent about what we seek to deliver, and to following through with robust investment strategies that can help achieve our clients' financial goals.

On behalf of everyone at Dimensional, thank you for entrusting us with your investments. We understand that the assets we manage play an important role in your future. We are honored by the opportunity to serve you. And we are committed to delivering a great investment experience.

Sincerely,

/s/ David P. Butler                   /s/ Gerard K. O'Reilly
DAVID P. BUTLER                       GERARD K. O'REILLY
Co-Chief Executive Officer            Co-Chief Executive Officer and
                                      Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1
   Disclosure of Fund Expenses.............................................   2
   Disclosure of Portfolio Holdings........................................   4
   Schedules of Investments................................................
       Global Equity Portfolio.............................................   5
       Global Allocation 60/40 Portfolio...................................   6
       Global Allocation 25/75 Portfolio...................................   7
   Statements of Assets and Liabilities....................................   8
   Statements of Operations................................................   9
   Statements of Changes in Net Assets.....................................  10
   Financial Highlights....................................................  11
   Notes to Financial Statements...........................................  15
   Section 19(a) Notice....................................................  27
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................................  28
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS.........................  29

This report is submitted for the information of the Global Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+      See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
---------------------

(A)    Computed using average shares outstanding.
(B)    Non-Annualized
(C) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Underlying Funds.
(D)    Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------

--     Amounts designated as -- are either zero or rounded to zero.
SEC    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2019

EXPENSE TABLES

                                      BEGINNING  ENDING               EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                        VALUE    VALUE     EXPENSE     DURING
                                      11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                      --------- --------- ---------- ----------
GLOBAL EQUITY PORTFOLIO (2)
---------------------------
Actual Fund Return
   Class R2 Shares................... $1,000.00 $1,077.70    0.56%     $2.88
   Institutional Class Shares........ $1,000.00 $1,079.10    0.31%     $1.60
Hypothetical 5% Annual Return........
   Class R2 Shares................... $1,000.00 $1,022.02    0.56%     $2.81
   Institutional Class Shares........ $1,000.00 $1,023.26    0.31%     $1.56

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                       BEGINNING  ENDING               EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED    PAID
                                         VALUE    VALUE     EXPENSE     DURING
                                       11/01/18  04/30/19  RATIO (1)  PERIOD (1)
                                       --------- --------- ---------- ----------
GLOBAL ALLOCATION 60/40 PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,063.70    0.54%     $2.76
   Institutional Class Shares......... $1,000.00 $1,064.40    0.29%     $1.48
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.12    0.54%     $2.71
   Institutional Class Shares......... $1,000.00 $1,023.36    0.29%     $1.45
GLOBAL ALLOCATION 25/75 PORTFOLIO (2)
-------------------------------------
Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,042.70    0.52%     $2.63
   Institutional Class Shares......... $1,000.00 $1,044.60    0.27%     $1.37
Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.22    0.52%     $2.61
   Institutional Class Shares......... $1,000.00 $1,023.46    0.27%     $1.35

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (181), then divided by the number of days in the year (365) to reflect the six-month period.
(2) The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on April 1, 2019. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

                                                   AFFILIATED INVESTMENT COMPANIES
                                                   -------------------------------
Global Equity Portfolio...........................              100.0%
Global Allocation 60/40 Portfolio.................              100.0%
Global Allocation 25/75 Portfolio.................              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                                                              SHARES        VALUE+
                                                                                            ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.......... 168,516,358 $3,773,081,248
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc... 118,957,131  1,579,750,706
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc..........  51,793,154  1,259,091,567
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group
  Inc......................................................................................  25,625,835    542,242,673
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc..   5,103,019    193,761,625
                                                                                                        --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $4,891,754,059)....................................................................             $7,347,927,819
                                                                                                        ==============

Summary of the Global Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                            LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                         -------------- ------- ------- --------------
Affiliated Investment Companies......... $7,347,927,819   --      --    $7,347,927,819
                                         --------------   --      --    --------------
TOTAL................................... $7,347,927,819   --      --    $7,347,927,819
                                         ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.................... 59,171,446 $1,324,848,680
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 66,267,965    634,847,105
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc............. 42,088,418    558,934,197
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.................... 18,308,008    445,067,670
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 39,173,415    421,897,676
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc... 19,573,263    210,412,572
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.............  9,132,295    193,239,371
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 17,936,035    191,556,858
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc...  8,887,453    104,783,071
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 10,207,602    104,321,689
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.............  1,820,981     69,142,631
Investment in DFA Global Core Plus Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc...  2,110,743     20,980,789
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.
  (Cost $3,355,829,125)..............................            $4,280,032,309
                                                                 ==============

Summary of the Global Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $4,280,032,309   --      --    $4,280,032,309
                                  --------------   --      --    --------------
 TOTAL........................... $4,280,032,309   --      --    $4,280,032,309
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                        ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc..... 26,161,963 $260,311,529
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc..... 24,168,202  260,291,538
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc......................  5,004,203  112,044,111
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc.....  8,133,861   95,898,224
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc...............  3,515,314   46,683,373
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc......................  1,536,070   37,341,855
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions Group
  Inc..................................................  3,396,130   34,708,448
Investment in Emerging Markets Core Equity Portfolio
  of DFA Investment Dimensions Group Inc...............    758,649   16,053,014
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc...............    151,254    5,743,101
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $764,569,475)........................            $869,075,193
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
  Market Fund, 2.370% (Cost $541,727)..................    541,727      541,727
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $765,111,202)......            $869,616,920
                                                                   ============

Summary of the Global Fund's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $869,075,193   --      --    $869,075,193
Temporary Cash Investments...........      541,727   --      --         541,727
                                      ------------   --      --    ------------
TOTAL................................ $869,616,920   --      --    $869,616,920
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2019
                                  (UNAUDITED)

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   GLOBAL          GLOBAL
                                                                                 GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                                                   PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                                                 ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................... $  7,347,928   $  4,280,032    $    869,075
Temporary Cash Investments at Value & Cost......................................           --             --             542
Receivables:
   Affiliated Investment Companies Sold.........................................           --         28,284              --
   Dividends and Interest.......................................................            3              4               1
   Fund Shares Sold.............................................................        5,414          7,059           1,057
Prepaid Expenses and Other Assets...............................................           97             84              39
                                                                                 ------------   ------------    ------------
       Total Assets.............................................................    7,353,442      4,315,463         870,714
                                                                                 ------------   ------------    ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed.........................................................        5,601          3,889           3,856
   Due to Advisor...............................................................          236            154              32
   Line of Credit...............................................................          526         27,646              --
Accrued Expenses and Other Liabilities..........................................          227            144              47
                                                                                 ------------   ------------    ------------
       Total Liabilities........................................................        6,590         31,833           3,935
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  7,346,852   $  4,283,630    $    866,779
                                                                                 ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $26,448; $3,361 and $940 and shares
  outstanding of 1,124,434, 183,214 and 69,615, respectively.................... $      23.52   $      18.34    $      13.50
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  500,000,000    300,000,000     300,000,000
                                                                                 ============   ============    ============
Institutional Class Shares -- based on net assets of $7,320,404; $4,280,269 and
  $865,839 and shares outstanding of 313,092,463, 234,882,605 and 63,905,926,
  respectively.................................................................. $      23.38   $      18.22    $      13.55
                                                                                 ============   ============    ============
NUMBER OF SHARES AUTHORIZED.....................................................  700,000,000    500,000,000     300,000,000
                                                                                 ============   ============    ============
Investments in Affiliated Investment Companies at Cost.......................... $  4,891,754   $  3,355,829    $    764,569
                                                                                 ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $  5,008,483   $  3,378,642    $    766,459
Total Distributable Earnings (Loss).............................................    2,338,369        904,988         100,320
                                                                                 ------------   ------------    ------------
NET ASSETS...................................................................... $  7,346,852   $  4,283,630    $    866,779
                                                                                 ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2019
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                      GLOBAL          GLOBAL
                                                                                    GLOBAL EQUITY   ALLOCATION      ALLOCATION
                                                                                      PORTFOLIO   60/40 PORTFOLIO 25/75 PORTFOLIO
                                                                                    ------------- --------------- ---------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment Companies
Income Distributions...............................................................   $ 64,110       $ 69,951         $15,444
                                                                                      --------       --------         -------
          Total Net Investment Income Received from Affiliated Investment
            Companies..............................................................     64,110         69,951          15,444
                                                                                      --------       --------         -------
FUND EXPENSES
   Investment Management Fees......................................................     10,128          5,109             860
   Accounting & Transfer Agent Fees................................................        303            179              49
   Custodian Fees..................................................................          1              2               1
   Shareholder Servicing Fees Class R2 Shares......................................         32              5               1
   Filing Fees.....................................................................         89             69              31
   Shareholders' Reports...........................................................         97             54              14
   Directors'/Trustees' Fees & Expenses............................................         26             16               3
   Professional Fees...............................................................         18             11               3
   Other...........................................................................         21             24               6
                                                                                      --------       --------         -------
          Total Fund Expenses......................................................     10,715          5,469             968
                                                                                      --------       --------         -------
   Fees Waived, (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
     Advisor (Note C)..............................................................
   Class R2 Shares.................................................................        (33)            (4)             (1)
   Institutional Class Shares......................................................     (8,817)        (4,246)           (677)
                                                                                      --------       --------         -------
   Net Expenses....................................................................      1,865          1,219             290
                                                                                      --------       --------         -------
   NET INVESTMENT INCOME (LOSS)....................................................     62,245         68,732          15,154
                                                                                      --------       --------         -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Affiliated Investment Companies........     43,816         16,128           1,540
   Net Realized Gain (Loss) on:
       Affiliated Investment Companies Shares Sold.................................    (18,120)        (6,050)          1,961
       Futures.....................................................................         --            859              --
   Change in Unrealized Appreciation (Depreciation) of:............................
       Affiliated Investment Companies Shares......................................    453,297        189,349          19,636
                                                                                      --------       --------         -------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................................    478,993        200,286          23,137
                                                                                      --------       --------         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................   $541,238       $269,018         $38,291
                                                                                      ========       ========         =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                             GLOBAL ALLOCATION 60/40
                                                                    GLOBAL EQUITY PORTFOLIO         PORTFOLIO
                                                                    -----------------------  ----------------------
                                                                    SIX MONTHS     YEAR      SIX MONTHS     YEAR
                                                                       ENDED       ENDED        ENDED       ENDED
                                                                      APR 30,     OCT 31,      APR 30,     OCT 31,
                                                                       2019        2018         2019        2018
                                                                    ----------- -----------  ----------- ----------
                                                                    (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   62,245  $   122,639  $   68,732  $   73,214
   Capital Gain Distributions Received from Affiliated
     Investment Companies..........................................     43,816       36,754      16,128      14,379
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................         --            1          --          --
       Affiliated Investment Companies Shares Sold.................    (18,120)       1,009      (6,050)     (1,730)
       Futures.....................................................         --           53         859          --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................    453,297     (192,562)    189,349     (89,878)
       Futures.....................................................         --           (7)         --          --
                                                                    ----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    541,238      (32,113)    269,018      (4,015)
                                                                    ----------  -----------  ----------  ----------
Distributions:
       Class R2 Shares.............................................       (346)        (562)        (55)       (128)
       Institutional Class Shares..................................    (99,839)    (141,845)    (83,186)    (82,506)
                                                                    ----------  -----------  ----------  ----------
          Total Distributions......................................   (100,185)    (142,407)    (83,241)    (82,634)
                                                                    ----------  -----------  ----------  ----------
Capital Share Transactions:
   Shares Issued...................................................    961,675    1,575,632     658,276   1,114,804
   Shares Issued in Lieu of Cash Distributions.....................     99,350      141,114      81,563      81,286
   Shares Redeemed.................................................   (856,563)  (1,261,621)   (691,736)   (905,941)
                                                                    ----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    204,462      455,125      48,103     290,149
                                                                    ----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................    645,515      280,605     233,880     203,500
NET ASSETS
   Beginning of Period.............................................  6,701,337    6,420,732   4,049,750   3,846,250
                                                                    ----------  -----------  ----------  ----------
   End of Period................................................... $7,346,852  $ 6,701,337  $4,283,630  $4,049,750
                                                                    ==========  ===========  ==========  ==========

                                                                    GLOBAL ALLOCATION 25/75
                                                                          PORTFOLIO
                                                                    ---------------------
                                                                    SIX MONTHS     YEAR
                                                                       ENDED       ENDED
                                                                      APR 30,     OCT 31,
                                                                       2019        2018
                                                                    -----------  ---------
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................  $  15,154   $  14,256
   Capital Gain Distributions Received from Affiliated
     Investment Companies..........................................      1,540       1,377
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................         --          --
       Affiliated Investment Companies Shares Sold.................      1,961       1,602
       Futures.....................................................         --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Affiliated Investment Companies Shares......................     19,636     (15,141)
       Futures.....................................................         --          --
                                                                     ---------   ---------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     38,291       2,094
                                                                     ---------   ---------
Distributions:
       Class R2 Shares.............................................        (17)        (16)
       Institutional Class Shares..................................    (18,524)    (16,226)
                                                                     ---------   ---------
          Total Distributions......................................    (18,541)    (16,242)
                                                                     ---------   ---------
Capital Share Transactions:
   Shares Issued...................................................    154,442     249,574
   Shares Issued in Lieu of Cash Distributions.....................     18,472      16,176
   Shares Redeemed.................................................   (192,140)   (227,795)
                                                                     ---------   ---------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    (19,226)     37,955
                                                                     ---------   ---------
          Total Increase (Decrease) in Net Assets..................        524      23,807
NET ASSETS
   Beginning of Period.............................................    866,255     842,448
                                                                     ---------   ---------
   End of Period...................................................  $ 866,779   $ 866,255
                                                                     =========   =========

--------
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2018 of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        GLOBAL EQUITY PORTFOLIO-CLASS R2 SHARES
                                                              -----------------------------------------------------------
                                                              SIX MONTHS      YEAR     YEAR     YEAR      YEAR     YEAR
                                                                 ENDED        ENDED    ENDED    ENDED     ENDED    ENDED
                                                                APR 30,      OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                                 2019         2018     2017     2016      2015     2014
                                                              -----------   -------   -------  -------  -------   -------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $ 22.14     $ 22.66   $ 18.58  $ 18.32  $ 18.66   $ 17.44
                                                                -------     -------   -------  -------  -------   -------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)..............................      0.18        0.35      0.34     0.34     0.31      0.28
   Net Gains (Losses) on Securities (Realized and
    Unrealized)..............................................      1.50       (0.44)     4.08     0.26    (0.34)     1.24
                                                                -------     -------   -------  -------  -------   -------
     Total from Investment Operations........................      1.68       (0.09)     4.42     0.60    (0.03)     1.52
                                                                -------     -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income.....................................     (0.17)      (0.36)    (0.34)   (0.34)   (0.31)    (0.30)
   Net Realized Gains........................................     (0.13)      (0.07)       --       --       --        --
                                                                -------     -------   -------  -------  -------   -------
     Total Distributions.....................................     (0.30)      (0.43)    (0.34)   (0.34)   (0.31)    (0.30)
                                                                -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period...............................   $ 23.52     $ 22.14   $ 22.66  $ 18.58  $ 18.32   $ 18.66
                                                                =======     =======   =======  =======  =======   =======
Total Return.................................................      7.77%(B)   (0.47%)   23.98%    3.37%   (0.16%)    8.73%
                                                                -------     -------   -------  -------  -------   -------
Net Assets, End of Period (thousands)........................   $26,448     $27,415   $30,644  $19,844  $50,269   $10,109
Ratio of Expenses to Average Net Assets *(C).................      0.56%(D)    0.55%     0.55%    0.55%    0.57%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) *(C).............................      0.82%(D)    0.82%     0.82%    0.83%    0.86%     0.85%
Ratio of Net Investment Income to Average Net Assets.........      1.61%(D)    1.49%     1.62%    1.89%    1.67%     1.54%
                                                                -------     -------   -------  -------  -------   -------
* The Ratio of Expenses to Average Net Assets is inclusive
 of acquired fund fees and expenses incurred by the
 Portfolio indirectly as a result of Portfolio's investment
 in Underlying Funds as follows:.............................      0.25%(D)    0.25%     0.26%    0.27%    0.29%     0.30%
                                                                -------     -------   -------  -------  -------   -------
See page 1 for the Definitions of Abbreviations and Footnotes.

                                                                GLOBAL ALLOCATION 60/40 PORTFOLIO-CLASS R2 SHARES
                                                              -----------------------------------------------------
                                                                            YEAR     YEAR    YEAR    YEAR     YEAR
                                                              SIX MONTHS    ENDED    ENDED   ENDED   ENDED    ENDED
                                                               ENDED APR   OCT 31,  OCT 31, OCT 31, OCT 31,  OCT 31,
                                                               30, 2019     2018     2017    2016    2015     2014
                                                              -----------  -------  ------- ------- -------  -------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $17.58     $17.94   $15.99  $15.70  $16.01   $15.32
                                                                ------     ------   ------  ------  ------   ------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)..............................     0.22       0.28     0.26    0.26    0.26     0.22
   Net Gains (Losses) on Securities (Realized and
    Unrealized)..............................................     0.87      (0.31)    1.99    0.33   (0.31)    0.67
                                                                ------     ------   ------  ------  ------   ------
     Total from Investment Operations........................     1.09      (0.03)    2.25    0.59   (0.05)    0.89
                                                                ------     ------   ------  ------  ------   ------
Less Distributions:
-------------------
   Net Investment Income.....................................    (0.26)     (0.28)   (0.28)  (0.30)  (0.26)   (0.20)
   Net Realized Gains........................................    (0.07)     (0.05)   (0.02)     --      --       --
                                                                ------     ------   ------  ------  ------   ------
     Total Distributions.....................................    (0.33)     (0.33)   (0.30)  (0.30)  (0.26)   (0.20)
                                                                ------     ------   ------  ------  ------   ------
Net Asset Value, End of Period...............................   $18.34     $17.58   $17.94  $15.99  $15.70   $16.01
                                                                ======     ======   ======  ======  ======   ======
Total Return.................................................     6.37%(B)  (0.22%)  14.21%   3.86%  (0.27%)   5.85%
                                                                ------     ------   ------  ------  ------   ------
Net Assets, End of Period (thousands)........................   $3,361     $6,774   $6,902  $5,793  $5,455   $3,259
Ratio of Expenses to Average Net Assets *(C).................     0.54%(D)   0.53%    0.53%   0.53%   0.54%    0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) *(C).............................     0.75%(D)   0.74%    0.74%   0.75%   0.77%    0.77%
Ratio of Net Investment Income to Average Net Assets.........     2.50%(D)   1.55%    1.56%   1.67%   1.61%    1.42%
                                                                ------     ------   ------  ------  ------   ------
* The Ratio of Expenses to Average Net Assets is inclusive
 of acquired fund fees and expenses incurred by the
 Portfolio indirectly as a result of Portfolio's investment
 in Underlying Funds as follows:.............................     0.23%(D)   0.23%    0.24%   0.25%   0.25%    0.25%
                                                                ------     ------   ------  ------  ------   ------
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             GLOBAL ALLOCATION 25/75 PORTFOLIO-CLASS R2 SHARES
                                                                            ---------------------------------------------------
                                                                            SIX MONTHS    YEAR    YEAR    YEAR    YEAR    YEAR
                                                                               ENDED      ENDED   ENDED   ENDED   ENDED   ENDED
                                                                              APR 30,    OCT 31, OCT 31, OCT 31, OCT 31, OCT 31,
                                                                               2019       2018    2017    2016    2015    2014
                                                                            -----------  ------- ------- ------- ------- -------
                                                                            (UNAUDITED)
Net Asset Value, Beginning of Period.......................................   $13.22     $13.44  $12.89  $12.74  $12.93  $12.75
                                                                              ------     ------  ------  ------  ------  ------
Income from Investment Operations(A)
------------------------------------
   Net Investment Income (Loss)............................................     0.21       0.19    0.16    0.16    0.14    0.14
   Net Gains (Losses) on Securities (Realized and Unrealized)..............     0.34      (0.18)   0.61    0.19   (0.08)   0.20
                                                                              ------     ------  ------  ------  ------  ------
       Total from Investment Operations....................................     0.55       0.01    0.77    0.35    0.06    0.34
                                                                              ------     ------  ------  ------  ------  ------
Less Distributions:
-------------------
   Net Investment Income...................................................    (0.21)     (0.19)  (0.18)  (0.20)  (0.23)  (0.13)
   Net Realized Gains......................................................    (0.06)     (0.04)  (0.04)     --   (0.02)  (0.03)
                                                                              ------     ------  ------  ------  ------  ------
       Total Distributions.................................................    (0.27)     (0.23)  (0.22)  (0.20)  (0.25)  (0.16)
                                                                              ------     ------  ------  ------  ------  ------
Net Asset Value, End of Period.............................................   $13.50     $13.22  $13.44  $12.89  $12.74  $12.93
                                                                              ======     ======  ======  ======  ======  ======
Total Return...............................................................     4.27%(B)   0.08%   6.06%   2.78%   0.50%   2.69%
                                                                              ------     ------  ------  ------  ------  ------
Net Assets, End of Period (thousands)......................................   $  940     $  983  $  902  $  848  $  428  $  183
Ratio of Expenses to Average Net Assets *(C)...............................     0.52%(D)   0.51%   0.51%   0.50%   0.51%   0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) *(C)............................................................     0.68%(D)   0.67%   0.67%   0.67%   0.68%   0.69%
Ratio of Net Investment Income to Average Net Assets.......................     3.18%(D)   1.40%   1.26%   1.22%   1.12%   1.09%
                                                                              ------     ------  ------  ------  ------  ------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as follows:................     0.20%(D)   0.20%   0.20%   0.21%   0.21%   0.21%
                                                                              ------     ------  ------  ------  ------  ------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             GLOBAL EQUITY PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                 --------------------------------------------------------------------------
                                  SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                     ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                    APR 30,       OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                     2019          2018         2017        2016        2015        2014
                                 -----------    ----------   ----------  ----------  ----------  ----------
                                  (UNAUDITED)
Net Asset Value, Beginning of
 Period......................... $    22.01     $    22.53   $    18.46  $    18.17  $    18.51  $    17.30
                                 ----------     ----------   ----------  ----------  ----------  ----------
Income (loss) from Investment
 Operations(A)
-----------------------------
   Net Investment Income
    (Loss)......................       0.20           0.42         0.38        0.36        0.35        0.34
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................       1.50          (0.46)        4.07        0.29       (0.34)       1.21
                                 ----------     ----------   ----------  ----------  ----------  ----------
     Total from Investment
       Operations...............       1.70          (0.04)        4.45        0.65        0.01        1.55
                                 ----------     ----------   ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income........      (0.20)         (0.41)       (0.38)      (0.36)      (0.35)      (0.34)
   Net Realized Gains...........      (0.13)         (0.07)          --          --          --          --
                                 ----------     ----------   ----------  ----------  ----------  ----------
     Total Distributions........      (0.33)         (0.48)       (0.38)      (0.36)      (0.35)      (0.34)
                                 ----------     ----------   ----------  ----------  ----------  ----------
Net Asset Value, End of Period.. $    23.38     $    22.01   $    22.53  $    18.46  $    18.17  $    18.51
                                 ==========     ==========   ==========  ==========  ==========  ==========
Total Return....................       7.91%(B)      (0.24%)      24.33%       3.65%       0.07%       9.03%
                                 ----------     ----------   ----------  ----------  ----------  ----------
Net Assets, End of Period
 (thousands).................... $7,320,404     $6,673,922   $6,390,088  $4,781,441  $4,331,809  $3,822,287
Ratio of Expenses to Average
 Net Assets *(C)................       0.31%(D)       0.30%        0.30%       0.30%       0.31%       0.31%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) *(C).....       0.57%(D)       0.57%        0.57%       0.58%       0.60%       0.60%
Ratio of Net Investment
 Income to Average Net Assets...       1.84%(D)       1.78%        1.85%       1.99%       1.90%       1.87%
                                 ----------     ----------   ----------  ----------  ----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:                    0.25%(D)       0.25%        0.26%       0.27%       0.29%       0.30%
                                 ----------     ----------   ----------  ----------  ----------  ----------

                                        GLOBAL ALLOCATION 60/40 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                 -------------------------------------------------------------------------
                                  SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                    APR 30,       OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                     2019          2018        2017        2016        2015        2014
                                 -----------    ----------  ----------  ----------  ----------  ----------
                                  (UNAUDITED)
Net Asset Value, Beginning of
 Period......................... $    17.49     $    17.84  $    15.89  $    15.57  $    15.88  $    15.24
                                 ----------     ----------  ----------  ----------  ----------  ----------
Income (loss) from Investment
 Operations(A)
-----------------------------
   Net Investment Income
    (Loss)......................       0.29           0.32        0.30        0.30        0.31        0.27
   Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................       0.81          (0.30)       1.98        0.33       (0.31)       0.65
                                 ----------     ----------  ----------  ----------  ----------  ----------
     Total from Investment
       Operations...............       1.10           0.02        2.28        0.63          --        0.92
                                 ----------     ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income........      (0.30)         (0.32)      (0.31)      (0.31)      (0.31)      (0.28)
   Net Realized Gains...........      (0.07)         (0.05)      (0.02)         --          --          --
                                 ----------     ----------  ----------  ----------  ----------  ----------
     Total Distributions........      (0.37)         (0.37)      (0.33)      (0.31)      (0.31)      (0.28)
                                 ----------     ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.. $    18.22     $    17.49  $    17.84  $    15.89  $    15.57  $    15.88
                                 ==========     ==========  ==========  ==========  ==========  ==========
Total Return....................       6.44%(B)       0.06%      14.54%       4.09%         --        6.08%
                                 ----------     ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
 (thousands).................... $4,280,269     $4,042,976  $3,839,348  $3,093,230  $2,954,230  $2,616,515
Ratio of Expenses to Average
 Net Assets *(C)................       0.29%(D)       0.28%       0.28%       0.28%       0.29%       0.29%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) *(C).....       0.50%(D)       0.49%       0.49%       0.50%       0.52%       0.52%
Ratio of Net Investment
 Income to Average Net Assets...       3.36%(D)       1.78%       1.80%       1.93%       1.93%       1.70%
                                 ----------     ----------  ----------  ----------  ----------  ----------
* The Ratio of Expenses to
  Average Net Assets is
  inclusive of acquired fund
  fees and expenses incurred
  by the Portfolio indirectly
  as a result of Portfolio's
  investment in Underlying
  Funds as follows:                    0.23%(D)       0.23%       0.24%       0.25%       0.25%       0.25%
                                 ----------     ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    GLOBAL ALLOCATION 25/75 PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   --------------------------------------------------------------
                                                   SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                      ENDED        ENDED     ENDED     ENDED     ENDED     ENDED
                                                     APR 30,      OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                      2019         2018      2017      2016      2015      2014
                                                   -----------   --------  --------  --------  --------  --------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  13.26     $  13.48  $  12.92  $  12.72  $  12.89  $  12.69
                                                    --------     --------  --------  --------  --------  --------
Income (loss) from Investment Operations(A)
------------------------------------------
   Net Investment Income (Loss)...................      0.23         0.22      0.20      0.19      0.20      0.17
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      0.35        (0.19)     0.60      0.19     (0.10)     0.24
                                                    --------     --------  --------  --------  --------  --------
       Total from Investment Operations...........      0.58         0.03      0.80      0.38      0.10      0.41
                                                    --------     --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..........................     (0.23)       (0.21)    (0.20)    (0.18)    (0.25)    (0.18)
   Net Realized Gains.............................     (0.06)       (0.04)    (0.04)       --     (0.02)    (0.03)
                                                    --------     --------  --------  --------  --------  --------
       Total Distributions........................     (0.29)       (0.25)    (0.24)    (0.18)    (0.27)    (0.21)
                                                    --------     --------  --------  --------  --------  --------
Net Asset Value, End of Period....................  $  13.55     $  13.26  $  13.48  $  12.92  $  12.72  $  12.89
                                                    ========     ========  ========  ========  ========  ========
Total Return......................................      4.46%(B)     0.24%     6.34%     3.04%     0.79%     3.30%
                                                    --------     --------  --------  --------  --------  --------
Net Assets, End of Period (thousands).............  $865,839     $865,272  $841,546  $726,458  $712,072  $673,375
Ratio of Expenses to Average Net Assets *(C)......      0.27%(D)     0.26%     0.26%     0.25%     0.26%     0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor) *(C)......................      0.43%(D)     0.42%     0.42%     0.42%     0.43%     0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................      3.52%(D)     1.65%     1.49%     1.53%     1.58%     1.36%
                                                    --------     --------  --------  --------  --------  --------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a
  result of Portfolio's investment in Underlying
  Funds as follows:...............................      0.20%(D)     0.20%     0.20%     0.21%     0.21%     0.21%
                                                    --------     --------  --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twelve portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Global Funds achieve their investment objectives by investing substantially all of their assets in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Underlying Funds"). As of April 30, 2019, the Global Funds were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

                                                                    PERCENTAGE
                                                                     OWNERSHIP
FUNDS OF FUNDS           UNDERLYING FUNDS                           AT 04/30/19
--------------           ------------------------------------------ -----------
Global Equity Portfolio  U.S. Core Equity 1 Portfolio (IDG)              5%
                         U.S. Core Equity 2 Portfolio (IDG)             14%
                         DFA Real Estate Securities Portfolio (IDG)      2%
                         International Core Equity Portfolio (IDG)       5%
                         Emerging Markets Core Equity Portfolio          2%
                         (IDG)

Global Allocation 60/40  U.S. Core Equity 1 Portfolio (IDG)              2%
Portfolio
                         U.S. Core Equity 2 Portfolio (IDG)              5%
                         DFA Real Estate Securities Portfolio (IDG)      1%
                         International Core Equity Portfolio (IDG)       2%
                         DFA Selectively Hedged Global Fixed            52%
                         Income Portfolio (IDG)
                         Emerging Markets Core Equity Portfolio          1%
                         (IDG)
                         DFA Five-Year Global Fixed Income               1%
                         Portfolio (IDG)
                         DFA Inflation-Protected Securities              2%
                         Portfolio (IDG)
                         DFA Short-Term Extended Quality Portfolio       7%
                         (IDG)
                         DFA Intermediate-Term Extended Quality         11%
                         Portfolio (IDG)
                         DFA World ex U.S. Government Fixed Income       8%
                         Portfolio (IDG)
                         DFA Global Core Plus Fixed Income               2%
                         Portfolio (IDG)

Global Allocation 25/75  U.S. Core Equity 1 Portfolio (IDG)              --
Portfolio
                         U.S. Core Equity 2 Portfolio (IDG)              --

                                                                    PERCENTAGE
                                                                     OWNERSHIP
FUNDS OF FUNDS  UNDERLYING FUNDS                                    AT 04/30/19
--------------  --------------------------------------------------  -----------
                DFA Real Estate Securities Portfolio (IDG)              --
                International Core Equity Portfolio (IDG)               --
                DFA Two-Year Global Fixed Income Portfolio
                (IDG)                                                   5%
                Emerging Markets Core Equity Portfolio (IDG)            --
                DFA Inflation-Protected Securities Portfolio (IDG)      2%
                DFA Short-Term Extended Quality Portfolio (IDG)         4%
                DFA World ex U.S. Government Fixed Income
                Portfolio (IDG)                                         3%

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Global Fund's own assumptions in determining the fair value of investments)

   Underlying Fund shares held by the Global Funds are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2019, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2019, the Global Funds' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio.................................................... 0.30%
Global Allocation 60/40 Portfolio.......................................... 0.25%
Global Allocation 25/75 Portfolio.......................................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver Agreement (the "Fee Waiver Agreement"), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2020, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   Effective July 21, 2015, pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, on an annualized basis (the "Annualized Expense Ratio"), to the Total Management Fee Limits listed below based on a percentage of average net assets on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund's management fee to the Advisor.

   At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the limit listed below for such class of the Global Fund, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Annualized Expense Ratio of such class of shares of the Global Fund to exceed the limit listed below. During the six months ended April 30, 2019, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during the six months ended April 30, 2019 and the previously waived fees subject to future recovery as of April 30, 2019, are also reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                 NET WAIVED FEES/
                                                 EXPENSES ASSUMED     PREVIOUSLY
                                    RECOVERY        (RECOVERED       WAIVED FEES/
                       TOTAL     OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
INSTITUTIONAL        MANAGEMENT   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
CLASS SHARES         FEE LIMIT  EXPENSES ASSUMED     ASSUMED)          RECOVERY
-------------        ---------- ---------------- ----------------- -----------------
Global Equity
  Portfolio.........    0.27%          --             $8,817            $49,395
Global Allocation
  60/40 Portfolio...    0.25%          --              4,246             23,797
Global Allocation
  25/75 Portfolio...    0.22%          --                677              3,938
CLASS R2 SHARES
---------------
Global Equity
  Portfolio.........    0.27%          --                 33                248
Global Allocation
  60/40 Portfolio...    0.25%          --                  4                 39
Global Allocation
  25/75 Portfolio...    0.22%          --                  1                  4

   Prior to July 21, 2015, in order to limit the total administration and management fees received by the Advisor, the Advisor had agreed to waive the administration fee each Global Fund paid to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fee paid by a class of each Global Fund and management fees paid by each Global Fund's Underlying Funds to the Advisor to the expense limitations listed above. The maximum amount waived under this waiver was the full amount of a Global Fund's administration fee to the Advisor.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2019, the total related amounts paid by the Fund to the CCO was $16 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of April 30, 2019, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio................................................... $139
Global Allocation 60/40 Portfolio.........................................   86
Global Allocation 25/75 Portfolio.........................................   21

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2019, the Global Funds' transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

   The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding.

                                                                                                        CHANGE IN
                                                                                         NET REALIZED  UNREALIZED
                                                      BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                   OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                   ---------------- --------- ---------- ------------ -------------
GLOBAL EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio......................    $3,462,527    $167,165   $ 58,830    $ (6,346)    $208,565
International Core Equity Portfolio...............     1,456,023      88,604     41,198      (7,222)      83,544
U.S. Core Equity 1 Portfolio......................     1,150,431      47,706     21,177      (1,925)      84,057
Emerging Markets Core Equity Portfolio............       464,324      38,841     15,934      (2,624)      57,636
DFA Real Estate Securities Portfolio..............       167,896      11,263      4,889          (3)      19,495
                                                      ----------    --------   --------    --------     --------
TOTAL.............................................    $6,701,201    $353,579   $142,028    $(18,120)    $453,297
                                                      ==========    ========   ========    ========     ========
GLOBAL ALLOCATION 60/40 PORTFOLIO.................
U.S. Core Equity 2 Portfolio......................    $1,231,148    $106,776   $ 92,297    $    (11)    $ 79,233
DFA Selectively Hedged Global Fixed Income
  Portfolio.......................................       619,207      60,066     43,835      (3,243)       2,652
International Core Equity Portfolio...............       511,692      41,685     25,084      (1,158)      31,799
U.S. Core Equity 1 Portfolio......................       407,785      28,653     23,417       1,521       30,526
DFA Short-Term Extended Quality Portfolio.........       417,967      31,581     31,228        (624)       4,202
DFA Five-Year Global Fixed Income Portfolio.......       212,245      16,615     15,706        (572)      (2,169)
Emerging Markets Core Equity Portfolio............       165,452       7,775         16          (2)      20,030
DFA Intermediate- Term Extended Quality Portfolio.       211,111       7,973     38,794      (1,402)      12,669
DFA Inflation-Protected Securities Portfolio......       105,798         536      6,405        (363)       5,217
DFA World ex U.S. Government Fixed Income
  Portfolio.......................................       107,225       7,720      8,474        (196)      (1,953)
DFA Real Estate Securities Portfolio..............        59,251       2,863         --          --        7,029
DFA Global Core Plus Fixed Income Portfolio.......            --      20,867         --          --          114
                                                      ----------    --------   --------    --------     --------
TOTAL.............................................    $4,048,881    $333,110   $285,256    $ (6,050)    $189,349
                                                      ==========    ========   ========    ========     ========


                                                     BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                   APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                   -------------- -------------- -------- -------------
GLOBAL EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio......................   $3,773,081      168,516     $31,302     $36,617
International Core Equity Portfolio...............    1,579,751      118,957      15,933          --
U.S. Core Equity 1 Portfolio......................    1,259,092       51,793      10,138       7,199
Emerging Markets Core Equity Portfolio............      542,243       25,626       3,738          --
DFA Real Estate Securities Portfolio..............      193,762        5,103       2,967          --
                                                     ----------      -------     -------     -------
TOTAL.............................................   $7,347,929      369,995     $64,078     $43,816
                                                     ==========      =======     =======     =======
GLOBAL ALLOCATION 60/40 PORTFOLIO.................
U.S. Core Equity 2 Portfolio......................   $1,324,849       59,171     $11,240     $13,175
DFA Selectively Hedged Global Fixed Income
  Portfolio.......................................      634,847       66,268      19,071          --
International Core Equity Portfolio...............      558,934       42,088       5,613          --
U.S. Core Equity 1 Portfolio......................      445,068       18,308       3,620       2,560
DFA Short-Term Extended Quality Portfolio.........      421,898       39,173       8,500          --
DFA Five-Year Global Fixed Income Portfolio.......      210,413       19,573       8,588          --
Emerging Markets Core Equity Portfolio............      193,239        9,132       1,335          --
DFA Intermediate- Term Extended Quality Portfolio.      191,557       17,936       3,252          --
DFA Inflation-Protected Securities Portfolio......      104,783        8,887         428          --
DFA World ex U.S. Government Fixed Income
  Portfolio.......................................      104,322       10,208       7,224         393
DFA Real Estate Securities Portfolio..............       69,143        1,821       1,048          --
DFA Global Core Plus Fixed Income Portfolio.......       20,981        2,111          --          --
                                                     ----------      -------     -------     -------
TOTAL.............................................   $4,280,034      294,676     $69,919     $16,128
                                                     ==========      =======     =======     =======

                                                                                                                  CHANGE IN
                                                                                                   NET REALIZED  UNREALIZED
                                                                BALANCE AT    PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                             OCTOBER 31, 2018  AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------------- --------- ---------- ------------ -------------
GLOBAL ALLOCATION 25/75 PORTFOLIO
DFA Two-Year Global Fixed Income Portfolio..................     $265,403      $20,442   $ 25,595     $ (683)      $   745
DFA Short- Term Extended Quality Portfolio..................      265,375       18,582     25,917       (493)        2,745
U.S. Core Equity 2 Portfolio................................      110,170       16,371     21,884      2,103         5,284
DFA Inflation- Protected Securities Portfolio...............       97,488        4,598     10,686       (385)        4,883
International Core Equity Portfolio.........................       44,328        6,814      7,269        440         2,370
U.S. Core Equity 1 Portfolio................................       35,430        4,765      5,812      1,053         1,906
DFA World ex U.S. Government Fixed Income Portfolio.........       36,032        3,944      4,560       (118)         (590)
Emerging Markets Core Equity Portfolio......................       14,335          938        953         37         1,696
DFA Real Estate Securities Portfolio........................        5,155          305        321          7           597
                                                                 --------      -------   --------     ------       -------
TOTAL.......................................................     $873,716      $76,759   $102,997     $1,961       $19,636
                                                                 ========      =======   ========     ======       =======


                                                               BALANCE AT    SHARES AS OF  DIVIDEND CAPITAL GAIN
                                                             APRIL 30, 2019 APRIL 30, 2019  INCOME  DISTRIBUTIONS
                                                             -------------- -------------- -------- -------------
GLOBAL ALLOCATION 25/75 PORTFOLIO
DFA Two-Year Global Fixed Income Portfolio..................    $260,312        26,162     $ 5,224         --
DFA Short- Term Extended Quality Portfolio..................     260,292        24,168       5,385         --
U.S. Core Equity 2 Portfolio................................     112,044         5,004         989     $1,181
DFA Inflation- Protected Securities Portfolio...............      95,898         8,134         394         --
International Core Equity Portfolio.........................      46,683         3,515         499         --
U.S. Core Equity 1 Portfolio................................      37,342         1,536         316        227
DFA World ex U.S. Government Fixed Income Portfolio.........      34,708         3,396       2,431        132
Emerging Markets Core Equity Portfolio......................      16,053           759         116         --
DFA Real Estate Securities Portfolio........................       5,743           151          90         --
                                                                --------        ------     -------     ------
TOTAL.......................................................    $869,075        72,825     $15,444     $1,540
                                                                ========        ======     =======     ======

F. FEDERAL INCOME TAXES:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to passive foreign investment companies, short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                               NET INVESTMENT
                                 INCOME AND
                                 SHORT-TERM     LONG-TERM   TAX EXEMPT
                               CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                               -------------- ------------- ---------- --------
Global Equity Portfolio
2017..........................    $105,271            --        --     $105,271
2018..........................     121,683       $20,724        --      142,407

                                   NET INVESTMENT
                                     INCOME AND
                                     SHORT-TERM     LONG-TERM   TAX EXEMPT
                                   CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                   -------------- ------------- ---------- -------
Global Allocation 60/40 Portfolio
2017..............................    $63,803        $ 4,879        --     $68,682
2018..............................     72,229         10,405        --      82,634
Global Allocation 25/75 Portfolio
2017..............................     12,231          2,546        --      14,777
2018..............................     13,998          2,244        --      16,242

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                              -------------- ------------- -------
Global Equity Portfolio......................    $(2,296)       $(1,639)   $(3,935)
Global Allocation 60/40 Portfolio............     (1,615)            --     (1,615)
Global Allocation 25/75 Portfolio............       (488)            --       (488)

      As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                               UNDISTRIBUTED                                 TOTAL NET
                               NET INVESTMENT                              DISTRIBUTABLE
                                 INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                 SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                               CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                               -------------- ------------- -------------- -------------
Global Equity Portfolio.......     $  970        $37,477      $1,858,992    $1,897,439
Global Allocation 60/40
  Portfolio...................      1,372         14,462         703,455       719,289
Global Allocation 25/75
  Portfolio...................        609          3,144          76,837        80,590

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2018, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

      As of April 30, 2019, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET
                                                                                  UNREALIZED
                                          FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                          TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                         ---------- ------------ -------------- --------------
Global Equity Portfolio................. $5,035,639  $2,456,174          --       $2,456,174
Global Allocation 60/40 Portfolio.......  3,387,228     932,893     $(8,690)         924,203
Global Allocation 25/75 Portfolio.......    773,145     105,581      (1,075)         104,506

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Global Funds.

   1. FUTURES CONTRACTS: The Global Funds may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Global Funds. The Global Funds, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Global Fund deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Global Fund as unrealized gains or losses until the contract is closed. When the contract is closed, the Global Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Global Funds could lose more than the initial margin requirements. Entering into stock index futures subjects the Global Fund to equity price risk from those futures contracts.

   The following is a summary of the realized and change in unrealized gains and losses from the Global Funds' derivative instrument holdings categorized by primary risk exposure for the six months April 30, 2019 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                 DERIVATIVES
                                                             --------------------
                                                                        EQUITY
                                                             TOTAL   CONTRACTS (1)
                                                             -----   -------------
Global Allocation 60/40 Portfolio........................... $859        $859/*/

(1) Presented on Statements of Operations as Net Realized Gain (Loss) on:
    Futures.
/*/ As of April 30, 2019, there were no futures contracts outstanding. During the six months ended April 30, 2019, the Global Fund had limited activity in futures contracts.

H. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                          SIX MONTHS ENDED        YEAR ENDED
                                           APRIL 30, 2019      OCTOBER 31, 2018
                                         ------------------  --------------------
                                             (UNAUDITED)
                                           AMOUNT    SHARES     AMOUNT     SHARES
                                         ---------  -------  -----------  -------
GLOBAL EQUITY PORTFOLIO
Class R2 Shares
   Shares Issued........................ $   3,028      138  $     7,897      338
   Shares Issued in Lieu of Cash
     Distributions......................       347       17          561       24
   Shares Redeemed......................    (5,872)    (268)     (11,265)    (476)
                                         ---------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $  (2,497)    (113) $    (2,807)    (114)
                                         =========  =======  ===========  =======
Institutional Class Shares
   Shares Issued........................ $ 958,647   44,446  $ 1,567,735   66,986
   Shares Issued in Lieu of Cash
     Distributions......................    99,003    4,779      140,553    6,056
   Shares Redeemed......................  (850,691) (39,314)  (1,250,356) (53,488)
                                         ---------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $ 206,959    9,911  $   457,932   19,554
                                         =========  =======  ===========  =======

                                          SIX MONTHS ENDED        YEAR ENDED
                                           APRIL 30, 2019      OCTOBER 31, 2018
                                         ------------------  -------------------
                                             (UNAUDITED)
                                           AMOUNT    SHARES    AMOUNT     SHARES
                                         ---------  -------  ----------  -------
GLOBAL ALLOCATION 60/40 PORTFOLIO
Class R2 Shares
   Shares Issued........................ $     617       36  $    1,091       60
   Shares Issued in Lieu of Cash
     Distributions......................        55        3         128        7
   Shares Redeemed......................    (4,274)    (241)     (1,215)     (66)
                                         ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $  (3,602)    (202) $        4        1
                                         =========  =======  ==========  =======
Institutional Class Shares
   Shares Issued........................ $ 657,659   38,477  $1,113,712   61,356
   Shares Issued in Lieu of Cash
     Distributions......................    81,508    4,894      81,159    4,499
   Shares Redeemed......................  (687,462) (39,702)   (904,726) (49,853)
                                         ---------  -------  ----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $  51,705    3,669  $  290,145   16,002
                                         =========  =======  ==========  =======

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2019     OCTOBER 31, 2018
                                                   ------------------  ------------------
                                                       (UNAUDITED)
                                                     AMOUNT    SHARES    AMOUNT    SHARES
                                                   ---------  -------  ---------  -------
GLOBAL ALLOCATION 25/75 PORTFOLIO
Class R2 Shares
   Shares Issued.................................. $      31        2  $     180       13
   Shares Issued in Lieu of Cash Distributions....        18        1         16        1
   Shares Redeemed................................      (114)      (9)       (98)      (7)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares........ $     (65)      (6) $      98        7
                                                   =========  =======  =========  =======
Institutional Class Shares
   Shares Issued.................................. $ 154,411   11,807  $ 249,394   18,472
   Shares Issued in Lieu of Cash Distributions....    18,454    1,434     16,160    1,201
   Shares Redeemed................................  (192,026) (14,572)  (227,698) (16,887)
                                                   ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $ (19,161)  (1,331) $  37,856    2,786
                                                   =========  =======  =========  =======

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 10, 2019, with its domestic custodian bank. A line of credit with similar terms was in effect through April 10, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 8, 2020.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 4, 2019. A line of credit with similar terms was in effect through January 4, 2019. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 3, 2020.

   For the six months ended April 30, 2019, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
               ------------- ------------ ------------ -------- --------------- ----------------
Global Equity
  Portfolio...     3.11%        $4,240         33        $12        $19,357         $   526
Global
  Allocation
  60/40
  Portfolio...     3.09%         2,520         75         16         27,644          27,646

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT    OUTSTANDING
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING    BORROWINGS
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD    AS OF 04/30/2019
                                         ------------- ------------ ------------ -------- --------------- ----------------
Global Allocation 25/75 Portfolio.......     3.11%        $1,161         48         $5        $7,436             --

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2019, that each Global Fund's available line of credit was used.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Global Funds did not use the interfund lending program during the six months ended April 30, 2019.

J. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Global Funds' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Global Funds' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Global Funds' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Global Funds' net assets or results of operations.

M. OTHER:

   As of April 30, 2019, the following number of shareholders held the following approximate percentages of the Global Funds' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     APPROXIMATE
                                                                      PERCENTAGE
                                                        NUMBER OF   OF OUTSTANDING
                                                       SHAREHOLDERS     SHARES
                                                       ------------ --------------
Global Equity Portfolio-Class R2......................      4             90%
Global Equity Portfolio-Institutional Class...........      3             76%
Global Allocation 60/40 Portfolio-Class R2............      4             95%
Global Allocation 60/40 Portfolio-Institutional Class.      4             82%
Global Allocation 25/75 Portfolio-Class R2............      2             95%
Global Allocation 25/75 Portfolio-Institutional Class.      4             87%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a Portfolio will not be available until the end of the Portfolio's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                              ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                              --------------------------------------------
                                               NET INCOME FOR      ACCUMULATED
                                               THE CURRENT OR     UNDISTRIBUTED
                                                  PRECEDING        NET PROFITS    PAID-IN
                                                FISCAL YEAR,      FROM THE SALE   SURPLUS
                                               AND ACCUMULATED    OF SECURITIES   OR OTHER
                                              UNDISTRIBUTED NET     OR OTHER      CAPITAL
PORTFOLIO NAME                                     INCOME          PROPERTIES      SOURCE
--------------                                -----------------   -------------   --------
Global Equity Portfolio
   December 18, 2018.........................        99%                0%           1%

   The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 18-19, 2018 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment management agreements (the "Management Agreements") for each portfolio (collectively, the "Funds").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the "Access Data Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO                                                          DFA043019-025S
                                                                     00230821

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF    RELATIONSHIP TO SERIES OF THE
INVESTMENTS IS PROVIDED                 REGISTRANT
------------------------------------    --------------------------------------

U.S. Large Company Portfolio            Series of Registrant

The U.S. Large Cap Value Series         Master fund for U.S. Large Cap Value
                                        Portfolio II and U.S. Large Cap Value
                                        Portfolio III

The DFA International Value Series      Master fund for DFA International
                                        Value Portfolio and DFA International
                                        Value Portfolio III

The Emerging Markets Series             Master fund for Emerging Markets
                                        Portfolio II

The Tax-Managed U.S. Marketwide Value   Master fund for Tax-Managed U.S.
Series                                  Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (98.5%)
COMMUNICATION SERVICES -- (10.2%)
     Activision Blizzard, Inc...........................   294,181 $ 14,182,466
*    Alphabet, Inc., Class A............................   115,641  138,648,933
*    Alphabet, Inc., Class C............................   118,737  141,116,550
     AT&T, Inc.......................................... 2,814,883   87,148,778
     CBS Corp., Class B.................................   134,497    6,895,661
     CenturyLink, Inc...................................   366,137    4,181,285
*    Charter Communications, Inc., Class A..............    67,126   24,916,500
     Comcast Corp., Class A............................. 1,745,256   75,970,994
# *  Discovery, Inc., Class A...........................    59,256    1,831,010
*    Discovery, Inc., Class C...........................   137,550    3,955,938
*    DISH Network Corp., Class A........................    89,540    3,144,645
*    Electronic Arts, Inc...............................   116,028   10,982,050
*    Facebook, Inc., Class A............................   921,501  178,218,293
*    Fox Corp., Class A.................................   136,480    5,321,355
# *  Fox Corp., Class B.................................    62,577    2,409,215
     Interpublic Group of Cos., Inc. (The)..............   146,928    3,379,344
*    Netflix, Inc.......................................   168,619   62,480,084
     News Corp., Class A................................   148,401    1,843,141
     News Corp., Class B................................    47,476      592,975
#    Omnicom Group, Inc.................................    86,408    6,915,232
*    Take-Two Interactive Software, Inc.................    43,332    4,195,838
# *  TripAdvisor, Inc...................................    38,657    2,057,712
*    Twitter, Inc.......................................   282,346   11,268,429
     Verizon Communications, Inc........................ 1,596,722   91,316,531
     Viacom, Inc., Class B..............................   134,854    3,898,629
     Walt Disney Co. (The)..............................   674,567   92,395,442
                                                                   ------------
TOTAL COMMUNICATION SERVICES                                        979,267,030
                                                                   ------------
CONSUMER DISCRETIONARY -- (10.2%)
     Advance Auto Parts, Inc............................    27,792    4,622,365
*    Amazon.com, Inc....................................   159,389  307,066,096
     Aptiv P.L.C........................................   100,850    8,642,845
*    AutoZone, Inc......................................     9,643    9,915,993
     Best Buy Co., Inc..................................    90,398    6,726,515
*    Booking Holdings, Inc..............................    17,413   32,300,941
     BorgWarner, Inc....................................    80,018    3,342,352
     Capri Holdings, Ltd................................    59,738    2,633,251
# *  CarMax, Inc........................................    65,797    5,122,954
     Carnival Corp......................................   154,350    8,467,641
# *  Chipotle Mexican Grill, Inc........................     9,453    6,504,042
     Darden Restaurants, Inc............................    47,912    5,634,451
     Dollar General Corp................................   101,696   12,822,849
*    Dollar Tree, Inc...................................    91,892   10,225,742
     DR Horton, Inc.....................................   131,557    5,829,291
     eBay, Inc..........................................   332,682   12,891,427
     Expedia Group, Inc.................................    45,015    5,844,748
     Foot Locker, Inc...................................    43,045    2,462,604
     Ford Motor Co...................................... 1,506,393   15,741,807
#    Gap, Inc. (The)....................................    83,464    2,176,741
     Garmin, Ltd........................................    46,367    3,975,507
     General Motors Co..................................   507,200   19,755,440
     Genuine Parts Co...................................    56,569    5,800,585
#    H&R Block, Inc.....................................    79,275    2,157,073
#    Hanesbrands, Inc...................................   139,536    2,521,416

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
#    Harley-Davidson, Inc...............................    61,287 $  2,281,715
     Hasbro, Inc........................................    44,513    4,534,094
     Hilton Worldwide Holdings, Inc.....................   113,529    9,875,888
     Home Depot, Inc. (The).............................   436,468   88,908,532
     Kohl's Corp........................................    63,161    4,490,747
     L Brands, Inc......................................    88,331    2,264,807
#    Leggett & Platt, Inc...............................    50,612    1,992,088
     Lennar Corp., Class A..............................   110,619    5,755,507
*    LKQ Corp...........................................   122,059    3,673,976
     Lowe's Cos., Inc...................................   308,984   34,958,450
     Macy's, Inc........................................   119,802    2,820,139
     Marriott International, Inc., Class A..............   108,783   14,840,177
# *  Mattel, Inc........................................   136,958    1,669,518
     McDonald's Corp....................................   295,386   58,359,412
     MGM Resorts International..........................   197,946    5,271,302
*    Mohawk Industries, Inc.............................    23,643    3,221,359
     Newell Brands, Inc.................................   150,474    2,163,816
     NIKE, Inc., Class B................................   485,829   42,670,361
#    Nordstrom, Inc.....................................    41,457    1,700,566
*    Norwegian Cruise Line Holdings, Ltd................    83,640    4,716,460
*    O'Reilly Automotive, Inc...........................    30,319   11,477,864
     PulteGroup, Inc....................................    98,140    3,087,484
     PVH Corp...........................................    29,357    3,786,759
     Ralph Lauren Corp..................................    20,368    2,680,021
     Ross Stores, Inc...................................   143,098   13,974,951
     Royal Caribbean Cruises, Ltd.......................    66,609    8,055,692
     Starbucks Corp.....................................   479,766   37,268,223
     Tapestry, Inc......................................   111,822    3,608,496
     Target Corp........................................   201,004   15,561,730
#    Tiffany & Co.......................................    41,586    4,483,802
     TJX Cos., Inc. (The)...............................   478,733   26,272,867
     Tractor Supply Co..................................    46,931    4,857,358
*    Ulta Salon Cosmetics & Fragrance, Inc..............    21,691    7,569,725
# *  Under Armour, Inc., Class A........................    71,087    1,641,399
# *  Under Armour, Inc., Class C........................    71,819    1,488,090
     VF Corp............................................   125,099   11,810,597
#    Whirlpool Corp.....................................    24,425    3,390,678
     Wynn Resorts, Ltd..................................    37,318    5,390,585
     Yum! Brands, Inc...................................   118,535   12,373,869
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY............................            978,133,780
                                                                   ------------
CONSUMER STAPLES -- (7.1%)
     Altria Group, Inc..................................   723,276   39,295,585
     Archer-Daniels-Midland Co..........................   216,613    9,660,940
#    Brown-Forman Corp., Class B........................    64,521    3,438,324
#    Campbell Soup Co...................................    73,715    2,852,033
     Church & Dwight Co., Inc...........................    95,198    7,135,090
     Clorox Co. (The)...................................    49,337    7,880,599
     Coca-Cola Co. (The)................................ 1,486,381   72,921,852
     Colgate-Palmolive Co...............................   333,240   24,256,540
#    Conagra Brands, Inc................................   189,006    5,817,605
     Constellation Brands, Inc., Class A................    64,428   13,637,475
     Costco Wholesale Corp..............................   169,995   41,738,872
#    Coty, Inc., Class A................................   174,902    1,892,440
     Estee Lauder Cos., Inc. (The), Class A.............    84,350   14,492,174
     General Mills, Inc.................................   231,225   11,901,151
     Hershey Co. (The)..................................    53,264    6,650,010
#    Hormel Foods Corp..................................   104,161    4,160,190
     JM Smucker Co. (The)...............................    43,867    5,379,410

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U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
CONSUMER STAPLES -- (Continued)
#   Kellogg Co.........................................    97,415 $  5,874,125
    Kimberly-Clark Corp................................   132,911   17,063,114
    Kraft Heinz Co. (The)..............................   241,593    8,030,551
    Kroger Co. (The)...................................   308,760    7,959,833
    Lamb Weston Holdings, Inc..........................    57,039    3,995,582
#   McCormick & Co., Inc. Non-Voting...................    47,078    7,248,600
    Molson Coors Brewing Co., Class B..................    72,334    4,643,119
    Mondelez International, Inc., Class A..............   558,170   28,382,945
*   Monster Beverage Corp..............................   150,411    8,964,496
    PepsiCo, Inc.......................................   542,707   69,493,631
    Philip Morris International, Inc...................   600,177   51,951,321
    Procter & Gamble Co. (The).........................   965,838  102,842,430
    Sysco Corp.........................................   181,899   12,800,233
    Tyson Foods, Inc., Class A.........................   114,641    8,599,221
    Walgreens Boots Alliance, Inc......................   309,062   16,556,451
    Walmart, Inc.......................................   549,735   56,534,747
                                                                  ------------
TOTAL CONSUMER STAPLES.................................            684,050,689
                                                                  ------------
ENERGY -- (5.1%)
    Anadarko Petroleum Corp............................   193,192   14,074,037
#   Apache Corp........................................   145,317    4,782,382
#   Baker Hughes a GE Co...............................   197,275    4,738,545
    Cabot Oil & Gas Corp...............................   164,884    4,268,847
    Chevron Corp.......................................   734,317   88,162,099
    Cimarex Energy Co..................................    39,851    2,736,170
    Concho Resources, Inc..............................    77,599    8,953,373
    ConocoPhillips.....................................   438,839   27,699,518
    Devon Energy Corp..................................   168,447    5,413,887
    Diamondback Energy, Inc............................    59,424    6,322,119
    EOG Resources, Inc.................................   224,391   21,552,756
    Exxon Mobil Corp................................... 1,636,593  131,385,686
    Halliburton Co.....................................   337,475    9,560,667
    Helmerich & Payne, Inc.............................    41,995    2,457,547
#   Hess Corp..........................................    98,471    6,313,960
    HollyFrontier Corp.................................    60,168    2,871,819
    Kinder Morgan, Inc.................................   753,090   14,963,898
    Marathon Oil Corp..................................   315,411    5,374,603
    Marathon Petroleum Corp............................   260,587   15,861,931
    National Oilwell Varco, Inc........................   148,567    3,883,541
    Noble Energy, Inc..................................   187,714    5,079,541
    Occidental Petroleum Corp..........................   290,251   17,089,979
    ONEOK, Inc.........................................   158,349   10,756,648
    Phillips 66........................................   161,782   15,251,189
    Pioneer Natural Resources Co.......................    65,195   10,852,360
    Schlumberger, Ltd..................................   536,158   22,883,223
#   TechnipFMC P.L.C...................................   162,614    3,998,678
    Valero Energy Corp.................................   161,552   14,646,304
    Williams Cos., Inc. (The)..........................   468,463   13,271,557
                                                                  ------------
TOTAL ENERGY...........................................            495,206,864
                                                                  ------------
FINANCIALS -- (13.1%)
    Affiliated Managers Group, Inc.....................    20,420    2,264,986
    Aflac, Inc.........................................   289,512   14,585,615
    Allstate Corp. (The)...............................   128,419   12,721,186
    American Express Co................................   267,528   31,362,307
    American International Group, Inc..................   336,357   16,000,503
    Ameriprise Financial, Inc..........................    52,416    7,693,096
    Aon P.L.C..........................................    92,732   16,704,742

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U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
FINANCIALS -- (Continued)
    Arthur J Gallagher & Co............................    70,484 $  5,893,872
    Assurant, Inc......................................    23,901    2,270,595
    Bank of America Corp............................... 3,468,238  106,058,718
    Bank of New York Mellon Corp. (The)................   339,827   16,875,809
    BB&T Corp..........................................   295,020   15,105,024
*   Berkshire Hathaway, Inc., Class B..................   751,168  162,785,617
    BlackRock, Inc.....................................    47,073   22,841,703
    Capital One Financial Corp.........................   180,732   16,777,352
    Cboe Global Markets, Inc...........................    43,769    4,447,368
    Charles Schwab Corp. (The).........................   458,906   21,008,717
    Chubb, Ltd.........................................   176,990   25,698,948
    Cincinnati Financial Corp..........................    58,329    5,610,083
    Citigroup, Inc.....................................   908,241   64,212,639
    Citizens Financial Group, Inc......................   176,610    6,393,282
    CME Group, Inc.....................................   138,403   24,760,297
    Comerica, Inc......................................    61,302    4,817,724
    Discover Financial Services........................   127,035   10,352,082
    E*TRADE Financial Corp.............................    95,285    4,827,138
    Everest Re Group, Ltd..............................    15,521    3,655,196
    Fifth Third Bancorp................................   297,775    8,581,876
    First Republic Bank................................    63,917    6,750,914
#   Franklin Resources, Inc............................   113,504    3,926,103
    Goldman Sachs Group, Inc. (The)....................   132,318   27,246,923
    Hartford Financial Services Group, Inc. (The)......   138,120    7,225,057
    Huntington Bancshares, Inc.........................   403,271    5,613,532
    Intercontinental Exchange, Inc.....................   219,921   17,890,573
    Invesco, Ltd.......................................   152,059    3,340,736
#   Jefferies Financial Group, Inc.....................   101,723    2,092,442
    JPMorgan Chase & Co................................ 1,264,817  146,782,013
    KeyCorp............................................   390,245    6,848,800
    Lincoln National Corp..............................    79,030    5,272,882
    Loews Corp.........................................   105,393    5,405,607
    M&T Bank Corp......................................    53,588    9,113,711
    Marsh & McLennan Cos., Inc.........................   195,399   18,424,172
    MetLife, Inc.......................................   370,316   17,082,677
    Moody's Corp.......................................    64,252   12,633,228
    Morgan Stanley.....................................   502,388   24,240,221
    MSCI, Inc..........................................    32,620    7,351,896
    Nasdaq, Inc........................................    44,501    4,102,992
    Northern Trust Corp................................    84,131    8,291,110
#   People's United Financial, Inc.....................   152,087    2,629,584
    PNC Financial Services Group, Inc. (The)...........   175,478   24,028,203
#   Principal Financial Group, Inc.....................    99,834    5,706,511
    Progressive Corp. (The)............................   225,878   17,652,366
    Prudential Financial, Inc..........................   158,003   16,702,497
    Raymond James Financial, Inc.......................    48,856    4,473,744
    Regions Financial Corp.............................   390,624    6,066,391
    S&P Global, Inc....................................    96,045   21,193,290
    State Street Corp..................................   145,884    9,870,511
    SunTrust Banks, Inc................................   171,048   11,200,223
*   SVB Financial Group................................    20,275    5,103,623
    Synchrony Financial................................   250,740    8,693,156
    T Rowe Price Group, Inc............................    91,074    9,790,455
    Torchmark Corp.....................................    38,591    3,382,887
    Travelers Cos., Inc. (The).........................   102,072   14,672,850
    U.S. Bancorp.......................................   581,037   30,980,893
    Unum Group.........................................    81,507    3,009,238
    Wells Fargo & Co................................... 1,581,669   76,568,596
    Willis Towers Watson P.L.C.........................    49,710    9,163,541

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CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
FINANCIALS -- (Continued)
#    Zions Bancorp NA...................................    71,085 $    3,506,623
                                                                   --------------
TOTAL FINANCIALS........................................            1,258,337,246
                                                                   --------------
HEALTH CARE -- (13.4%)
     Abbott Laboratories................................   678,077     53,947,806
     AbbVie, Inc........................................   569,340     45,199,903
*    ABIOMED, Inc.......................................    17,283      4,794,477
     Agilent Technologies, Inc..........................   122,537      9,619,154
*    Alexion Pharmaceuticals, Inc.......................    86,683     11,800,157
*    Align Technology, Inc..............................    28,063      9,111,495
     Allergan P.L.C.....................................   120,950     17,779,650
     AmerisourceBergen Corp.............................    60,545      4,526,344
     Amgen, Inc.........................................   240,162     43,065,850
     Anthem, Inc........................................    99,267     26,110,199
     Baxter International, Inc..........................   184,394     14,069,262
     Becton Dickinson and Co............................   104,086     25,057,664
*    Biogen, Inc........................................    76,096     17,444,247
*    Boston Scientific Corp.............................   536,154     19,902,036
     Bristol-Myers Squibb Co............................   631,594     29,324,909
     Cardinal Health, Inc...............................   115,191      5,610,954
*    Celgene Corp.......................................   271,704     25,719,501
*    Centene Corp.......................................   159,877      8,243,258
*    Cerner Corp........................................   125,904      8,366,321
*    Cigna Corp.........................................   147,024     23,353,292
     Cooper Cos., Inc. (The)............................    19,095      5,536,022
     CVS Health Corp....................................   501,771     27,286,307
     Danaher Corp.......................................   243,054     32,190,072
*    DaVita, Inc........................................    48,864      2,699,247
     DENTSPLY SIRONA, Inc...............................    86,094      4,401,986
*    Edwards Lifesciences Corp..........................    80,038     14,092,291
     Eli Lilly & Co.....................................   333,195     38,997,143
     Gilead Sciences, Inc...............................   493,426     32,092,427
     HCA Healthcare, Inc................................   102,715     13,068,429
# *  Henry Schein, Inc..................................    57,759      3,700,042
*    Hologic, Inc.......................................   103,173      4,785,164
     Humana, Inc........................................    52,226     13,339,043
*    IDEXX Laboratories, Inc............................    33,070      7,672,240
*    Illumina, Inc......................................    56,866     17,742,192
*    Incyte Corp........................................    67,920      5,216,256
*    Intuitive Surgical, Inc............................    44,290     22,615,803
*    IQVIA Holdings, Inc................................    61,295      8,513,875
     Johnson & Johnson.................................. 1,028,752    145,259,782
*    Laboratory Corp. of America Holdings...............    38,143      6,099,829
     McKesson Corp......................................    74,207      8,849,185
     Medtronic P.L.C....................................   517,631     45,970,809
     Merck & Co., Inc...................................   996,792     78,457,498
*    Mettler-Toledo International, Inc..................     9,600      7,154,496
*    Mylan NV...........................................   199,850      5,393,952
# *  Nektar Therapeutics................................    66,477      2,128,594
     PerkinElmer, Inc...................................    43,275      4,147,476
#    Perrigo Co. P.L.C..................................    48,714      2,334,375
     Pfizer, Inc........................................ 2,144,624     87,093,181
     Quest Diagnostics, Inc.............................    52,300      5,040,674
*    Regeneron Pharmaceuticals, Inc.....................    30,320     10,404,005
#    ResMed, Inc........................................    55,003      5,748,364
     Stryker Corp.......................................   119,274     22,532,051
     Teleflex, Inc......................................    17,758      5,081,984
     Thermo Fisher Scientific, Inc......................   155,350     43,101,857
     UnitedHealth Group, Inc............................   370,663     86,390,425

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CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
HEALTH CARE -- (Continued)
     Universal Health Services, Inc., Class B...........    31,924 $    4,050,198
*    Varian Medical Systems, Inc........................    34,996      4,765,405
*    Vertex Pharmaceuticals, Inc........................    98,900     16,712,122
*    Waters Corp........................................    27,664      5,907,371
*    WellCare Health Plans, Inc.........................    19,405      5,013,282
     Zimmer Biomet Holdings, Inc........................    79,084      9,739,985
     Zoetis, Inc........................................   185,287     18,869,628
                                                                   --------------
TOTAL HEALTH CARE.......................................            1,293,241,546
                                                                   --------------
INDUSTRIALS -- (9.3%)
     3M Co..............................................   222,289     42,125,988
     Alaska Air Group, Inc..............................    48,203      2,983,766
     Allegion P.L.C.....................................    36,972      3,668,732
#    American Airlines Group, Inc.......................   154,607      5,284,467
     AMETEK, Inc........................................    87,865      7,747,057
     AO Smith Corp......................................    55,234      2,903,651
     Arconic, Inc.......................................   155,974      3,350,322
     Boeing Co. (The)...................................   202,972     76,660,495
     Caterpillar, Inc...................................   222,646     31,041,305
     CH Robinson Worldwide, Inc.........................    52,695      4,268,295
     Cintas Corp........................................    32,758      7,113,072
# *  Copart, Inc........................................    77,344      5,206,798
     CSX Corp...........................................   299,747     23,868,854
     Cummins, Inc.......................................    55,856      9,288,294
     Deere & Co.........................................   123,033     20,377,956
     Delta Air Lines, Inc...............................   238,769     13,917,845
     Dover Corp.........................................    56,105      5,500,534
     Eaton Corp. P.L.C..................................   163,868     13,571,548
     Emerson Electric Co................................   237,763     16,878,795
     Equifax, Inc.......................................    46,440      5,849,118
     Expeditors International of Washington, Inc........    66,060      5,246,485
     Fastenal Co........................................   111,055      7,834,930
     FedEx Corp.........................................    92,908     17,602,350
     Flowserve Corp.....................................    50,269      2,464,689
     Fluor Corp.........................................    54,255      2,155,551
#    Fortive Corp.......................................   113,917      9,835,594
     Fortune Brands Home & Security, Inc................    53,296      2,812,963
     General Dynamics Corp..............................   104,813     18,732,179
     General Electric Co................................ 3,367,524     34,247,719
     Harris Corp........................................    45,686      7,698,091
     Honeywell International, Inc.......................   281,452     48,868,511
     Huntington Ingalls Industries, Inc.................    16,038      3,569,738
*    IHS Markit, Ltd....................................   140,603      8,050,928
     Illinois Tool Works, Inc...........................   116,445     18,122,335
     Ingersoll-Rand P.L.C...............................    93,682     11,486,350
     Jacobs Engineering Group, Inc......................    45,542      3,549,543
     JB Hunt Transport Services, Inc....................    33,506      3,165,647
     Johnson Controls International P.L.C...............   351,865     13,194,937
     Kansas City Southern...............................    38,637      4,757,760
     L3 Technologies, Inc...............................    30,683      6,706,690
     Lockheed Martin Corp...............................    94,972     31,657,017
     Masco Corp.........................................   113,923      4,449,832
     Nielsen Holdings P.L.C.............................   136,140      3,475,654
     Norfolk Southern Corp..............................   103,464     21,108,725
     Northrop Grumman Corp..............................    65,662     19,036,070
     PACCAR, Inc........................................   133,386      9,559,775
     Parker-Hannifin Corp...............................    50,044      9,061,968
     Pentair P.L.C......................................    61,148      2,384,161
     Quanta Services, Inc...............................    54,838      2,226,423

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
INDUSTRIALS -- (Continued)
     Raytheon Co........................................   108,849 $ 19,330,494
     Republic Services, Inc.............................    83,617    6,925,160
     Robert Half International, Inc.....................    45,246    2,809,324
     Rockwell Automation, Inc...........................    46,253    8,358,380
#    Rollins, Inc.......................................    57,158    2,210,300
     Roper Technologies, Inc............................    40,080   14,416,776
#    Snap-on, Inc.......................................    21,299    3,584,196
     Southwest Airlines Co..............................   191,643   10,392,800
     Stanley Black & Decker, Inc........................    58,739    8,611,137
     Textron, Inc.......................................    90,785    4,811,605
*    TransDigm Group, Inc...............................    18,826    9,083,921
     Union Pacific Corp.................................   279,075   49,407,438
*    United Continental Holdings, Inc...................    86,481    7,684,702
     United Parcel Service, Inc., Class B...............   269,240   28,598,673
*    United Rentals, Inc................................    30,677    4,323,003
     United Technologies Corp...........................   312,844   44,614,683
     Verisk Analytics, Inc..............................    62,934    8,882,505
#    Wabtec Corp........................................    54,020    4,001,261
     Waste Management, Inc..............................   151,020   16,210,487
#    WW Grainger, Inc...................................    17,248    4,863,936
     Xylem, Inc.........................................    69,774    5,819,152
                                                                   ------------
TOTAL INDUSTRIALS.......................................            899,609,440
                                                                   ------------
INFORMATION TECHNOLOGY -- (21.4%)
     Accenture P.L.C., Class A..........................   246,034   44,943,031
*    Adobe, Inc.........................................   188,305   54,467,221
# *  Advanced Micro Devices, Inc........................   341,362    9,431,832
*    Akamai Technologies, Inc...........................    63,612    5,092,777
     Alliance Data Systems Corp.........................    17,423    2,789,422
     Amphenol Corp., Class A............................   114,849   11,434,366
     Analog Devices, Inc................................   142,497   16,563,851
*    ANSYS, Inc.........................................    32,298    6,323,948
     Apple, Inc......................................... 1,730,406  347,240,572
     Applied Materials, Inc.............................   367,269   16,185,545
*    Arista Networks, Inc...............................    20,117    6,282,338
*    Autodesk, Inc......................................    84,488   15,056,606
     Automatic Data Processing, Inc.....................   168,068   27,628,699
     Broadcom, Inc......................................   152,917   48,688,773
     Broadridge Financial Solutions, Inc................    44,832    5,296,004
*    Cadence Design Systems, Inc........................   108,317    7,515,033
     Cisco Systems, Inc................................. 1,701,130   95,178,223
     Citrix Systems, Inc................................    47,956    4,841,638
     Cognizant Technology Solutions Corp., Class A......   222,231   16,213,974
     Corning, Inc.......................................   304,355    9,693,707
     DXC Technology Co..................................   103,780    6,822,497
*    F5 Networks, Inc...................................    22,671    3,557,080
     Fidelity National Information Services, Inc........   124,921   14,482,092
# *  Fiserv, Inc........................................   151,484   13,215,464
*    FleetCor Technologies, Inc.........................    33,214    8,667,193
     FLIR Systems, Inc..................................    51,638    2,733,716
*    Fortinet, Inc......................................    55,990    5,230,586
*    Gartner, Inc.......................................    34,358    5,461,891
     Global Payments, Inc...............................    60,830    8,885,438
     Hewlett Packard Enterprise Co......................   532,672    8,421,544
     HP, Inc............................................   593,229   11,834,919
     Intel Corp......................................... 1,737,938   88,704,356
     International Business Machines Corp...............   343,528   48,186,673
     Intuit, Inc........................................   100,221   25,161,484
# *  IPG Photonics Corp.................................    13,904    2,429,446

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CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Jack Henry & Associates, Inc.......................    30,096 $    4,486,110
     Juniper Networks, Inc..............................   132,682      3,684,579
*    Keysight Technologies, Inc.........................    72,332      6,295,054
     KLA-Tencor Corp....................................    63,895      8,145,335
     Lam Research Corp..................................    59,030     12,244,593
     Mastercard, Inc., Class A..........................   348,696     88,652,471
     Maxim Integrated Products, Inc.....................   105,194      6,311,640
#    Microchip Technology, Inc..........................    91,134      9,103,375
*    Micron Technology, Inc.............................   433,672     18,240,244
     Microsoft Corp..................................... 2,963,724    387,062,224
     Motorola Solutions, Inc............................    63,406      9,188,163
     NetApp, Inc........................................    95,503      6,957,394
     NVIDIA Corp........................................   234,118     42,375,358
     Oracle Corp........................................   983,899     54,439,132
     Paychex, Inc.......................................   123,425     10,405,962
*    PayPal Holdings, Inc...............................   453,301     51,118,754
*    Qorvo, Inc.........................................    47,264      3,573,631
     QUALCOMM, Inc......................................   466,950     40,218,403
# *  Red Hat, Inc.......................................    68,177     12,444,348
*    salesforce.com, Inc................................   295,295     48,827,028
     Seagate Technology P.L.C...........................    99,494      4,807,550
     Skyworks Solutions, Inc............................    67,596      5,960,615
     Symantec Corp......................................   247,592      5,994,202
*    Synopsys, Inc......................................    58,059      7,029,784
     TE Connectivity, Ltd...............................   130,572     12,489,212
     Texas Instruments, Inc.............................   362,183     42,676,023
     Total System Services, Inc.........................    62,964      6,437,439
*    VeriSign, Inc......................................    40,504      7,997,515
#    Visa, Inc., Class A................................   675,800    111,121,794
     Western Digital Corp...............................   112,556      5,753,863
#    Western Union Co. (The)............................   166,280      3,232,483
     Xerox Corp.........................................    77,111      2,572,423
     Xilinx, Inc........................................    98,076     11,782,851
                                                                   --------------
TOTAL INFORMATION TECHNOLOGY............................            2,056,291,491
                                                                   --------------
MATERIALS -- (2.6%)
     Air Products & Chemicals, Inc......................    85,063     17,505,115
#    Albemarle Corp.....................................    41,247      3,096,000
     Avery Dennison Corp................................    32,318      3,575,987
     Ball Corp..........................................   128,699      7,714,218
     Celanese Corp......................................    49,555      5,346,489
     CF Industries Holdings, Inc........................    86,222      3,861,021
*    Dow, Inc...........................................   290,748     16,494,134
     DowDuPont, Inc.....................................   869,680     33,439,196
     Eastman Chemical Co................................    53,662      4,232,859
     Ecolab, Inc........................................    97,596     17,965,472
     FMC Corp...........................................    52,440      4,145,906
     Freeport-McMoRan, Inc..............................   555,983      6,844,151
#    International Flavors & Fragrances, Inc............    38,903      5,360,444
     International Paper Co.............................   155,503      7,279,095
     Linde P.L.C........................................   212,618     38,326,521
     LyondellBasell Industries NV, Class A..............   117,736     10,387,847
#    Martin Marietta Materials, Inc.....................    23,868      5,296,309
     Mosaic Co. (The)...................................   137,652      3,594,094
#    Newmont Goldcorp Corp..............................   315,962      9,813,780
     Nucor Corp.........................................   118,136      6,742,021
     Packaging Corp. of America.........................    35,962      3,565,992
     PPG Industries, Inc................................    91,245     10,721,287
#    Sealed Air Corp....................................    60,845      2,836,594

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
MATERIALS -- (Continued)
    Sherwin-Williams Co. (The).........................  31,517 $ 14,334,877
    Vulcan Materials Co................................  50,996    6,431,105
    WestRock Co........................................  99,036    3,801,002
                                                                ------------
TOTAL MATERIALS........................................          252,711,516
                                                                ------------
REAL ESTATE -- (2.9%)
    Alexandria Real Estate Equities, Inc...............  43,608    6,209,343
    American Tower Corp................................ 170,132   33,226,780
    Apartment Investment & Management Co., Class A.....  60,646    2,993,486
    AvalonBay Communities, Inc.........................  53,651   10,780,095
    Boston Properties, Inc.............................  59,450    8,181,509
*   CBRE Group, Inc., Class A.......................... 120,025    6,249,702
    Crown Castle International Corp.................... 160,761   20,220,519
    Digital Realty Trust, Inc..........................  80,571    9,484,012
    Duke Realty Corp................................... 138,947    4,324,031
    Equinix, Inc.......................................  32,231   14,655,436
    Equity Residential................................. 143,107   10,936,237
    Essex Property Trust, Inc..........................  25,450    7,189,625
#   Extra Space Storage, Inc...........................  49,245    5,106,214
    Federal Realty Investment Trust....................  29,061    3,889,815
    HCP, Inc........................................... 184,726    5,501,140
    Host Hotels & Resorts, Inc......................... 287,655    5,534,482
#   Iron Mountain, Inc................................. 110,695    3,595,374
#   Kimco Realty Corp.................................. 159,812    2,779,131
#   Macerich Co. (The).................................  41,418    1,662,518
    Mid-America Apartment Communities, Inc.............  43,712    4,782,530
    Prologis, Inc...................................... 243,848   18,695,826
    Public Storage.....................................  58,054   12,840,384
    Realty Income Corp................................. 117,521    8,227,645
    Regency Centers Corp...............................  64,585    4,338,174
*   SBA Communications Corp............................  43,426    8,847,179
    Simon Property Group, Inc.......................... 119,521   20,760,798
    SL Green Realty Corp...............................  32,632    2,882,711
    UDR, Inc........................................... 107,410    4,828,079
    Ventas, Inc........................................ 137,942    8,429,636
    Vornado Realty Trust...............................  66,726    4,613,436
    Welltower, Inc..................................... 149,462   11,139,403
    Weyerhaeuser Co.................................... 287,648    7,708,966
                                                                ------------
TOTAL REAL ESTATE......................................          280,614,216
                                                                ------------
UTILITIES -- (3.2%)
    AES Corp........................................... 256,519    4,391,605
    Alliant Energy Corp................................  90,627    4,280,313
    Ameren Corp........................................  94,058    6,844,601
    American Electric Power Co., Inc................... 190,826   16,325,164
    American Water Works Co., Inc......................  69,571    7,526,887
    Atmos Energy Corp..................................  44,677    4,572,244
    CenterPoint Energy, Inc............................ 193,580    6,000,980
    CMS Energy Corp.................................... 109,308    6,072,059
    Consolidated Edison, Inc........................... 124,207   10,701,675
    Dominion Energy, Inc............................... 309,211   24,078,261
    DTE Energy Co......................................  70,438    8,854,761
    Duke Energy Corp................................... 281,241   25,626,680
    Edison International............................... 126,545    8,069,775
    Entergy Corp.......................................  73,339    7,106,549
    Evergy, Inc........................................  98,503    5,695,444
    Eversource Energy.................................. 122,623    8,787,164
    Exelon Corp........................................ 375,142   19,113,485

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
UTILITIES -- (Continued)
#      FirstEnergy Corp..............................    194,833 $    8,188,831
       NextEra Energy, Inc...........................    184,448     35,864,069
       NiSource, Inc.................................    144,098      4,003,042
       NRG Energy, Inc...............................    108,242      4,456,323
       Pinnacle West Capital Corp....................     43,234      4,118,903
       PPL Corp......................................    278,891      8,704,188
       Public Service Enterprise Group, Inc..........    195,794     11,679,112
#      Sempra Energy.................................    105,502     13,498,981
       Southern Co. (The)............................    400,217     21,299,549
       WEC Energy Group, Inc.........................    121,794      9,552,303
       Xcel Energy, Inc..............................    199,248     11,257,512
                                                                 --------------
TOTAL UTILITIES......................................               306,670,460
                                                                 --------------
TOTAL COMMON STOCKS..................................             9,484,134,278
                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
       State Street Institutional U.S. Government
         Money Market Fund 2.370%....................  9,911,415      9,911,415
                                                                 --------------

SECURITIES LENDING COLLATERAL -- (1.4%)
@ (S)  The DFA Short Term Investment Fund............ 11,374,817    131,618,013
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,176,716,281).............................            $9,625,663,706
                                                                 ==============

P.L.C. Public Limited Company

+   See Note B to Financial Statements.
*   Non-Income Producing Securities.
#   Total or Partial Securities on Loan.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

As of April 30, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index...    116     06/21/19  $17,024,824 $17,101,300    $76,476
                                               ----------- -----------    -------
TOTAL FUTURES CONTRACTS..                      $17,024,824 $17,101,300    $76,476
                                               =========== ===========    =======

Summary of the Portfolio's investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Common Stocks
   Communication Services........ $  979,267,030   --      --    $  979,267,030
   Consumer Discretionary........    978,133,780   --      --       978,133,780
   Consumer Staples..............    684,050,689   --      --       684,050,689
   Energy........................    495,206,864   --      --       495,206,864
   Financials....................  1,258,337,246   --      --     1,258,337,246
   Health Care...................  1,293,241,546   --      --     1,293,241,546
   Industrials...................    899,609,440   --      --       899,609,440
   Information Technology........  2,056,291,491   --      --     2,056,291,491
   Materials.....................    252,711,516   --      --       252,711,516

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
   Real Estate.......................... $  280,614,216           --   --    $  280,614,216
   Utilities............................    306,670,460           --   --       306,670,460
Temporary Cash Investments..............      9,911,415           --   --         9,911,415
Securities Lending Collateral...........             -- $131,618,013   --       131,618,013
Futures Contracts**.....................         76,476           --   --            76,476
                                         -------------- ------------   --    --------------
TOTAL................................... $9,494,122,169 $131,618,013   --    $9,625,740,182
                                         ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                           SHARES       VALUE+
                                                         ---------- --------------
COMMON STOCKS -- (96.8%)
COMMUNICATION SERVICES -- (9.1%)
#    Altice USA, Inc., Class A..........................    584,995 $   13,782,482
     AT&T, Inc.......................................... 35,433,006  1,097,005,866
#    CenturyLink, Inc...................................  7,391,428     84,410,108
*    Charter Communications, Inc., Class A..............    940,732    349,190,311
     Comcast Corp., Class A............................. 21,941,529    955,114,757
# *  Discovery, Inc., Class A...........................  1,025,284     31,681,276
*    Discovery, Inc., Class C...........................  1,468,143     42,223,793
# *  DISH Network Corp., Class A........................    438,597     15,403,527
# *  GCI Liberty, Inc., Class A.........................     59,566      3,551,325
     Interpublic Group of Cos., Inc. (The)..............    407,368      9,369,464
*    Liberty Broadband Corp., Class A...................     27,366      2,692,541
# *  Liberty Broadband Corp., Class C...................    172,660     17,043,269
# *  Liberty Media Corp.-Liberty Formula One, Class A...     39,281      1,483,251
*    Liberty Media Corp.-Liberty Formula One, Class C...     78,562      3,048,991
*    Liberty Media Corp.-Liberty SiriusXM, Class A......    157,126      6,275,612
*    Liberty Media Corp.-Liberty SiriusXM, Class C......    314,252     12,620,360
*    Madison Square Garden Co. (The), Class A...........     12,058      3,767,401
     News Corp., Class A................................    527,829      6,555,636
     News Corp., Class B................................     64,856        810,051
# *  Sprint Corp........................................  2,014,058     11,238,444
*    T-Mobile US, Inc...................................  1,093,947     79,847,191
     Viacom, Inc., Class A..............................      4,879        169,057
     Viacom, Inc., Class B..............................  1,836,044     53,080,032
     Walt Disney Co. (The)..............................    113,677     15,570,339
                                                                    --------------
TOTAL COMMUNICATION SERVICES............................             2,815,935,084
                                                                    --------------
CONSUMER DISCRETIONARY -- (7.1%)
     Advance Auto Parts, Inc............................    259,412     43,145,404
     Aramark............................................    948,310     29,473,475
#    Autoliv, Inc.......................................    418,017     32,810,154
     BorgWarner, Inc....................................  1,108,515     46,302,672
# *  Caesars Entertainment Corp.........................    154,842      1,449,321
# *  CarMax, Inc........................................    262,735     20,456,547
     Carnival Corp......................................  1,353,266     74,240,173
*    Dollar Tree, Inc...................................    797,992     88,800,550
     DR Horton, Inc.....................................  3,053,585    135,304,351
     Foot Locker, Inc...................................    499,764     28,591,498
     Ford Motor Co...................................... 16,051,999    167,743,390
#    Gap, Inc. (The)....................................    783,458     20,432,585
     Garmin, Ltd........................................    537,036     46,045,467
     General Motors Co..................................  6,055,833    235,874,695
     Gentex Corp........................................  1,387,044     31,943,623
     Goodyear Tire & Rubber Co. (The)...................  1,225,284     23,537,706
#    Harley-Davidson, Inc...............................    509,141     18,955,319
#    Hyatt Hotels Corp., Class A........................    139,548     10,707,518
#    Kohl's Corp........................................  1,636,864    116,381,030
     Lear Corp..........................................    355,345     50,814,335
     Lennar Corp., Class A..............................    939,354     48,874,589
     Lennar Corp., Class B..............................     37,985      1,584,734
# *  LKQ Corp...........................................  1,629,947     49,061,405
#    Macy's, Inc........................................  2,356,380     55,469,185
     MGM Resorts International..........................  2,471,336     65,811,678
*    Mohawk Industries, Inc.............................    582,542     79,371,347
#    Newell Brands, Inc.................................    686,895      9,877,550

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                         ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Norwegian Cruise Line Holdings, Ltd................  1,521,501 $   85,797,441
     PulteGroup, Inc....................................  2,391,049     75,222,401
     PVH Corp...........................................    453,566     58,505,478
*    Qurate Retail, Inc.................................  2,762,021     47,092,458
     Ralph Lauren Corp..................................    326,288     42,932,975
     Royal Caribbean Cruises, Ltd.......................  1,239,713    149,930,890
*    Skechers U.S.A., Inc., Class A.....................     31,900      1,009,954
     Tapestry, Inc......................................    359,565     11,603,163
     Target Corp........................................  1,473,116    114,048,641
     Toll Brothers, Inc.................................    212,428      8,093,507
# *  Veoneer, Inc.......................................    324,704      7,166,217
#    Whirlpool Corp.....................................    504,658     70,056,624
                                                                    --------------
TOTAL CONSUMER DISCRETIONARY............................             2,204,520,050
                                                                    --------------
CONSUMER STAPLES -- (5.1%)
     Archer-Daniels-Midland Co..........................  1,273,313     56,789,760
     Bunge, Ltd.........................................    586,005     30,712,522
#    Conagra Brands, Inc................................    318,122      9,791,795
#    Constellation Brands, Inc., Class A................    211,260     44,717,404
#    Coty, Inc., Class A................................    419,572      4,539,769
     Ingredion, Inc.....................................    246,558     23,361,370
#    JM Smucker Co. (The)...............................    897,022    110,001,808
#    Kraft Heinz Co. (The)..............................    974,551     32,394,075
     Kroger Co. (The)...................................  2,545,010     65,610,358
     Molson Coors Brewing Co., Class B..................  1,072,046     68,814,633
     Mondelez International, Inc., Class A..............  3,530,822    179,542,299
*    Pilgrim's Pride Corp...............................      6,211        167,138
*    Post Holdings, Inc.................................    394,384     44,478,627
#    Seaboard Corp......................................         13         58,443
     Tyson Foods, Inc., Class A.........................  1,750,467    131,302,530
*    US Foods Holding Corp..............................  1,060,209     38,750,639
     Walgreens Boots Alliance, Inc......................  3,401,321    182,208,766
     Walmart, Inc.......................................  5,346,820    549,866,969
                                                                    --------------
TOTAL CONSUMER STAPLES..................................             1,573,108,905
                                                                    --------------
ENERGY -- (14.1%)
     Anadarko Petroleum Corp............................  1,045,026     76,130,144
#    Apache Corp........................................  2,420,600     79,661,946
#    Baker Hughes a GE Co...............................    820,593     19,710,644
     Chevron Corp.......................................  8,332,828  1,000,439,330
#    Cimarex Energy Co..................................    164,116     11,268,205
     Concho Resources, Inc..............................    803,854     92,748,674
     ConocoPhillips.....................................  5,133,675    324,037,566
     Devon Energy Corp..................................  1,783,080     57,308,191
     Diamondback Energy, Inc............................    521,040     55,433,446
     Exxon Mobil Corp................................... 14,447,635  1,159,856,138
#    Helmerich & Payne, Inc.............................    360,314     21,085,575
#    Hess Corp..........................................    942,191     60,413,287
     HollyFrontier Corp.................................  1,384,206     66,068,152
     Kinder Morgan, Inc.................................  7,052,891    140,140,944
     Marathon Oil Corp..................................  6,031,073    102,769,484
     Marathon Petroleum Corp............................  3,692,836    224,782,927
     Murphy Oil Corp....................................    727,091     19,805,959
     National Oilwell Varco, Inc........................  1,225,519     32,035,067
#    Noble Energy, Inc..................................  2,942,820     79,632,709
     Occidental Petroleum Corp..........................  3,079,335    181,311,245
*    Parsley Energy, Inc., Class A......................    301,021      6,008,379
     PBF Energy, Inc., Class A..........................     24,537        823,952

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                         ---------- --------------
ENERGY -- (Continued)
     Phillips 66........................................  1,085,777 $  102,356,198
     Pioneer Natural Resources Co.......................    347,819     57,897,951
     Schlumberger, Ltd..................................  1,545,495     65,961,727
#    Targa Resources Corp...............................  1,077,933     43,279,010
#    TechnipFMC P.L.C...................................  1,440,051     35,410,854
# *  Transocean, Ltd....................................    586,439      4,609,410
     Valero Energy Corp.................................  2,510,791    227,628,312
     Williams Cos., Inc. (The)..........................    833,584     23,615,435
# *  WPX Energy, Inc....................................    336,015      4,667,248
                                                                    --------------
TOTAL ENERGY............................................             4,376,898,109
                                                                    --------------
FINANCIALS -- (21.9%)
     Aflac, Inc.........................................  2,358,348    118,813,572
*    Alleghany Corp.....................................     33,873     22,250,496
     Allstate Corp. (The)...............................    958,907     94,989,328
     Ally Financial, Inc................................  2,960,989     87,970,983
     American Financial Group, Inc......................    352,608     36,505,506
     American International Group, Inc..................  1,399,338     66,566,509
*    Arch Capital Group, Ltd............................    538,218     18,181,004
     Assurant, Inc......................................    226,026     21,472,470
*    Athene Holding, Ltd., Class A......................    102,152      4,613,184
     Axis Capital Holdings, Ltd.........................    110,882      6,303,642
     Bank of America Corp............................... 17,339,347    530,237,201
     Bank of New York Mellon Corp. (The)................  3,775,210    187,476,929
#    BB&T Corp..........................................  2,089,291    106,971,699
*    Berkshire Hathaway, Inc., Class B..................  2,954,909    640,358,329
     BOK Financial Corp.................................      6,114        532,774
     Capital One Financial Corp.........................  2,121,634    196,951,284
     Chubb, Ltd.........................................    590,560     85,749,312
     CIT Group, Inc.....................................    473,057     25,199,746
     Citigroup, Inc.....................................  7,147,502    505,328,391
     Citizens Financial Group, Inc......................    912,076     33,017,151
     CNA Financial Corp.................................    195,005      9,034,582
     Comerica, Inc......................................     32,500      2,554,175
     East West Bancorp, Inc.............................     27,696      1,425,790
     Everest Re Group, Ltd..............................    128,591     30,283,181
     Fifth Third Bancorp................................  4,857,785    140,001,364
     Goldman Sachs Group, Inc. (The)....................  1,573,221    323,957,668
     Hartford Financial Services Group, Inc. (The)......  2,304,192    120,532,284
#    Huntington Bancshares, Inc.........................  6,621,934     92,177,321
     Invesco, Ltd.......................................    920,299     20,218,969
#    Janus Henderson Group P.L.C........................     19,392        486,158
     Jefferies Financial Group, Inc.....................    303,442      6,241,802
     JPMorgan Chase & Co................................  8,086,435    938,430,782
     KeyCorp............................................  4,138,937     72,638,344
     Lincoln National Corp..............................    841,098     56,118,059
     Loews Corp.........................................  1,192,580     61,167,428
     M&T Bank Corp......................................    137,746     23,426,462
*    Markel Corp........................................         10         10,715
     MetLife, Inc.......................................  1,722,503     79,459,063
     Morgan Stanley.....................................  5,549,021    267,740,263
#    New York Community Bancorp, Inc....................    922,610     10,729,954
     Old Republic International Corp....................    816,263     18,251,641
#    PacWest Bancorp....................................    282,094     11,156,818
#    People's United Financial, Inc.....................    396,896      6,862,332
     PNC Financial Services Group, Inc. (The)...........  1,313,525    179,860,978
     Principal Financial Group, Inc.....................  1,705,517     97,487,352
#    Prosperity Bancshares, Inc.........................     53,792      3,961,243
     Prudential Financial, Inc..........................    751,138     79,402,798

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                         ---------- --------------
FINANCIALS -- (Continued)
     Regions Financial Corp.............................  6,240,662 $   96,917,481
     Reinsurance Group of America, Inc..................    239,920     36,350,279
#    RenaissanceRe Holdings, Ltd........................    118,695     18,440,455
#    Santander Consumer USA Holdings, Inc...............    809,133     17,274,990
     State Street Corp..................................    412,299     27,896,150
     SunTrust Banks, Inc................................  1,285,995     84,206,953
     Synchrony Financial................................    949,129     32,906,303
     Synovus Financial Corp.............................    261,271      9,630,449
     Travelers Cos., Inc. (The).........................  1,165,331    167,516,331
     Unum Group.........................................    831,133     30,685,430
     Voya Financial, Inc................................    184,436     10,123,692
     Wells Fargo & Co................................... 15,105,491    731,256,819
     WR Berkley Corp....................................    534,336     32,754,797
#    Zions Bancorp NA...................................    922,609     45,512,302
                                                                    --------------
TOTAL FINANCIALS........................................             6,784,579,467
                                                                    --------------
HEALTH CARE -- (13.9%)
     Abbott Laboratories................................  4,087,436    325,196,408
     Allergan P.L.C.....................................    496,938     73,049,886
     Anthem, Inc........................................  1,376,563    362,077,366
     Becton Dickinson and Co............................     47,308     11,388,928
*    Bio-Rad Laboratories, Inc., Class A................     21,944      6,603,608
     Cardinal Health, Inc...............................  1,267,590     61,744,309
*    Centene Corp.......................................  1,547,126     79,769,817
*    Cigna Corp.........................................  1,485,867    236,015,114
     CVS Health Corp....................................  5,855,936    318,445,800
     Danaher Corp.......................................  1,886,239    249,813,493
*    DaVita, Inc........................................  1,134,770     62,684,695
     DENTSPLY SIRONA, Inc...............................    220,294     11,263,632
# *  Henry Schein, Inc..................................    164,463     10,535,500
     Humana, Inc........................................    529,635    135,274,075
*    IQVIA Holdings, Inc................................    543,735     75,524,791
*    Jazz Pharmaceuticals P.L.C.........................    204,648     26,557,171
*    Laboratory Corp. of America Holdings...............    757,506    121,140,359
     McKesson Corp......................................    681,683     81,290,698
     Medtronic P.L.C....................................  4,359,974    387,209,291
*    Mylan NV...........................................  3,245,750     87,602,792
#    PerkinElmer, Inc...................................    110,802     10,619,264
#    Perrigo Co. P.L.C..................................    386,545     18,523,236
     Pfizer, Inc........................................ 24,583,746    998,345,925
     Quest Diagnostics, Inc.............................    955,008     92,043,671
*    STERIS P.L.C.......................................    209,661     27,461,398
# *  Syneos Health, Inc.................................     13,705        643,176
     Thermo Fisher Scientific, Inc......................  1,073,774    297,918,596
*    United Therapeutics Corp...........................    191,973     19,690,671
#    Universal Health Services, Inc., Class B...........    538,930     68,374,049
*    WellCare Health Plans, Inc.........................     37,753      9,753,488
     Zimmer Biomet Holdings, Inc........................    322,650     39,737,574
                                                                    --------------
TOTAL HEALTH CARE.......................................             4,306,298,781
                                                                    --------------
INDUSTRIALS -- (10.2%)
     Acuity Brands, Inc.................................      4,965        726,528
# *  AECOM..............................................    520,350     17,639,865
     AGCO Corp..........................................    438,069     31,006,524
#    Alaska Air Group, Inc..............................    606,171     37,521,985
#    AMERCO.............................................     77,034     28,746,778
     Arconic, Inc.......................................  2,007,289     43,116,568
     Arcosa, Inc........................................     81,906      2,549,734

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                           SHARES       VALUE+
                                                         ---------- --------------
INDUSTRIALS -- (Continued)
     Carlisle Cos., Inc.................................    360,870 $   51,034,235
     Cummins, Inc.......................................    400,577     66,611,949
     Delta Air Lines, Inc...............................  2,950,569    171,988,667
     Dover Corp.........................................    724,763     71,055,765
     Eaton Corp. P.L.C..................................  1,816,899    150,475,575
     FedEx Corp.........................................  1,023,792    193,967,632
     Fluor Corp.........................................    790,150     31,392,660
     Fortune Brands Home & Security, Inc................    462,957     24,434,870
# *  Gardner Denver Holdings, Inc.......................     81,351      2,745,596
     General Electric Co................................  9,060,025     92,140,454
# *  Genesee & Wyoming, Inc., Class A...................     58,287      5,167,143
     Hubbell, Inc.......................................     27,996      3,572,290
     Ingersoll-Rand P.L.C...............................    830,409    101,816,447
     Jacobs Engineering Group, Inc......................    415,660     32,396,540
*    JetBlue Airways Corp...............................  2,305,410     42,765,355
     Johnson Controls International P.L.C...............  2,804,749    105,178,087
     Kansas City Southern...............................    678,198     83,513,302
     L3 Technologies, Inc...............................    393,538     86,019,536
     ManpowerGroup, Inc.................................    395,462     37,980,170
     Nielsen Holdings P.L.C.............................  1,268,599     32,387,332
     Norfolk Southern Corp..............................  1,385,379    282,645,024
     nVent Electric P.L.C...............................  1,031,245     28,823,298
     Oshkosh Corp.......................................    362,340     29,925,661
     Owens Corning......................................    810,816     41,570,536
     PACCAR, Inc........................................    768,804     55,100,183
     Pentair P.L.C......................................  1,025,620     39,988,924
     Quanta Services, Inc...............................    653,713     26,540,748
     Republic Services, Inc.............................  1,904,674    157,745,101
# *  Sensata Technologies Holding P.L.C.................    635,184     31,721,089
#    Snap-on, Inc.......................................    315,643     53,116,404
     Southwest Airlines Co..............................  1,385,529     75,137,238
     Stanley Black & Decker, Inc........................  1,036,769    151,990,335
     Textron, Inc.......................................  1,940,539    102,848,567
*    United Continental Holdings, Inc...................  1,791,923    159,230,278
*    United Rentals, Inc................................     37,200      5,242,224
     United Technologies Corp...........................  2,077,962    296,338,161
#    Wabtec Corp........................................    304,785     22,575,425
# *  XPO Logistics, Inc.................................    847,283     57,683,027
                                                                    --------------
TOTAL INDUSTRIALS.......................................             3,166,173,810
                                                                    --------------
INFORMATION TECHNOLOGY -- (10.3%)
*    Akamai Technologies, Inc...........................     37,876      3,032,353
     Amdocs, Ltd........................................    700,307     38,572,910
     Analog Devices, Inc................................    609,183     70,811,432
*    Arrow Electronics, Inc.............................    652,120     55,110,661
     Avnet, Inc.........................................    494,284     24,027,145
     Broadcom, Inc......................................    457,974    145,818,922
*    Ciena Corp.........................................     75,200      2,884,672
     Cisco Systems, Inc.................................  4,131,076    231,133,702
     Corning, Inc.......................................  3,685,701    117,389,577
     Cypress Semiconductor Corp.........................     93,842      1,612,206
*    Dell Technologies, Class C.........................    395,882     26,686,406
     Dolby Laboratories, Inc., Class A..................     16,857      1,090,479
     DXC Technology Co..................................  1,347,255     88,568,544
     Fidelity National Information Services, Inc........  1,231,562    142,774,983
*    Flex, Ltd..........................................  1,392,460     15,372,758
     Hewlett Packard Enterprise Co......................  7,597,949    120,123,574
     HP, Inc............................................  9,619,949    191,917,982
     Intel Corp......................................... 22,465,295  1,146,628,657

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
# *  IPG Photonics Corp.................................     1,434 $      250,563
     Jabil, Inc.........................................   235,135      7,103,428
     Juniper Networks, Inc.............................. 2,261,055     62,789,497
     Lam Research Corp..................................    71,254     14,780,217
     Leidos Holdings, Inc...............................   739,121     54,310,611
#    Marvell Technology Group, Ltd...................... 1,039,678     26,012,744
*    Micron Technology, Inc............................. 5,266,057    221,490,357
     MKS Instruments, Inc...............................       500         45,505
*    Nuance Communications, Inc.........................     5,268         88,660
*    ON Semiconductor Corp.............................. 1,905,615     43,943,482
*    Qorvo, Inc.........................................   497,144     37,589,058
     Skyworks Solutions, Inc............................   258,206     22,768,605
     SS&C Technologies Holdings, Inc....................   125,493      8,490,856
     SYNNEX Corp........................................    39,666      4,279,168
     TE Connectivity, Ltd...............................   990,455     94,737,021
#    Western Digital Corp............................... 1,416,253     72,398,853
*    Worldpay, Inc., Class A............................   338,367     39,659,996
     Xerox Corp......................................... 1,739,519     58,030,354
                                                                   --------------
TOTAL INFORMATION TECHNOLOGY............................            3,192,325,938
                                                                   --------------
MATERIALS -- (4.5%)
     Air Products & Chemicals, Inc......................   389,905     80,238,550
#    Albemarle Corp.....................................   584,580     43,878,575
# *  Alcoa Corp.........................................   830,728     22,163,823
     Ashland Global Holdings, Inc.......................   317,279     25,550,478
     Ball Corp..........................................   481,524     28,862,549
     CF Industries Holdings, Inc........................ 1,284,847     57,535,449
*    Dow, Inc........................................... 1,044,326     59,244,614
     DowDuPont, Inc..................................... 3,134,679    120,528,408
     Eastman Chemical Co................................ 1,058,943     83,529,424
     Freeport-McMoRan, Inc.............................. 6,322,109     77,825,162
     Huntsman Corp......................................   582,473     12,954,199
#    International Flavors & Fragrances, Inc............    30,072      4,143,621
     International Paper Co............................. 1,927,977     90,248,603
     Linde P.L.C........................................   363,794     65,577,506
     LyondellBasell Industries NV, Class A..............   458,633     40,465,190
#    Martin Marietta Materials, Inc.....................   262,481     58,244,534
     Mosaic Co. (The)................................... 1,232,432     32,178,799
#    Newmont Goldcorp Corp.............................. 2,941,540     91,364,232
     Nucor Corp......................................... 2,517,086    143,650,098
     Packaging Corp. of America.........................    60,987      6,047,471
     Reliance Steel & Aluminum Co.......................   456,094     41,942,404
#    Royal Gold, Inc....................................   121,993     10,620,711
#    Sonoco Products Co.................................   172,782     10,895,633
     Steel Dynamics, Inc................................ 1,698,064     53,794,667
#    Valvoline, Inc..................................... 1,033,732     19,124,042
#    Vulcan Materials Co................................   517,644     65,280,085
#    Westlake Chemical Corp.............................   371,564     25,916,589
     WestRock Co........................................ 1,056,585     40,551,732
                                                                   --------------
TOTAL MATERIALS.........................................            1,412,357,148
                                                                   --------------
REAL ESTATE -- (0.3%)
*    CBRE Group, Inc., Class A..........................   735,801     38,313,158
# *  Howard Hughes Corp. (The)..........................    10,913      1,211,343
     Jones Lang LaSalle, Inc............................   309,764     47,880,222
                                                                   --------------
TOTAL REAL ESTATE.......................................               87,404,723
                                                                   --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                             SHARES        VALUE+
                                                           ----------- ---------------
UTILITIES -- (0.3%)
       MDU Resources Group, Inc...........................     248,941 $     6,509,807
       NRG Energy, Inc....................................   1,445,428      59,508,271
       Vistra Energy Corp.................................   1,043,212      28,427,527
                                                                       ---------------
TOTAL UTILITIES...........................................                  94,445,605
                                                                       ---------------
TOTAL COMMON STOCKS.......................................              30,014,047,620
                                                                       ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
       State Street Institutional U.S. Government Money
         Market Fund 2.370%............................... 276,182,719     276,182,719
                                                                       ---------------

SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)  The DFA Short Term Investment Fund.................  60,841,593     703,998,078
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $23,161,639,466)...................................             $30,994,228,417
                                                                       ===============

P.L.C. Public Limited Company

+   See Note B to Financial Statements.
#   Total or Partial Securities on Loan.
*   Non-Income Producing Securities.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

As of April 30, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index........   1,445    06/21/19  $200,416,238 $213,029,125  $12,612,887
                                                    ------------ ------------  -----------
TOTAL FUTURES CONTRACTS.......                      $200,416,238 $213,029,125  $12,612,887
                                                    ============ ============  ===========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Common Stocks
   Communication Services........ $2,815,935,084   --      --    $2,815,935,084
   Consumer Discretionary........  2,204,520,050   --      --     2,204,520,050
   Consumer Staples..............  1,573,108,905   --      --     1,573,108,905
   Energy........................  4,376,898,109   --      --     4,376,898,109
   Financials....................  6,784,579,467   --      --     6,784,579,467
   Health Care...................  4,306,298,781   --      --     4,306,298,781
   Industrials...................  3,166,173,810   --      --     3,166,173,810
   Information Technology........  3,192,325,938   --      --     3,192,325,938
   Materials.....................  1,412,357,148   --      --     1,412,357,148
   Real Estate...................     87,404,723   --      --        87,404,723
   Utilities.....................     94,445,605   --      --        94,445,605
   Temporary Cash Investments....    276,182,719   --      --       276,182,719

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------- ------------ ------- ---------------
Securities Lending Collateral......              -- $703,998,078   --    $   703,998,078
Futures Contracts**................ $    12,612,887           --   --         12,612,887
                                    --------------- ------------   --    ---------------
TOTAL.............................. $30,302,843,226 $703,998,078   --    $31,006,841,304
                                    =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.7%)
    AMP, Ltd...........................................  7,180,545          $ 11,509,945
    Aurizon Holdings, Ltd..............................  1,818,522             6,102,061
#   Australia & New Zealand Banking Group, Ltd......... 10,445,267           200,388,023
#   Bank of Queensland, Ltd............................  1,684,752            11,010,887
    Bendigo & Adelaide Bank, Ltd.......................  2,091,342            15,190,066
    BlueScope Steel, Ltd...............................  3,397,511            32,285,832
    Boral, Ltd.........................................  3,519,492            12,049,475
#   Challenger, Ltd....................................     39,058               226,105
    Crown Resorts, Ltd.................................     89,944               843,136
    Downer EDI, Ltd....................................  2,503,006            13,666,131
    Fortescue Metals Group, Ltd........................ 11,576,950            58,500,714
#   Harvey Norman Holdings, Ltd........................  2,695,782             7,925,949
    Incitec Pivot, Ltd.................................  7,668,070            18,222,431
    LendLease Group....................................  1,329,871            12,470,699
    National Australia Bank, Ltd.......................  3,921,197            70,013,084
    Newcrest Mining, Ltd...............................  1,312,121            23,178,904
    Oil Search, Ltd....................................    377,979             2,069,975
    Origin Energy, Ltd.................................  4,569,716            23,746,841
    QBE Insurance Group, Ltd...........................  3,591,778            32,760,781
    Qube Holdings, Ltd.................................     11,942                23,837
    Santos, Ltd........................................  5,515,003            27,909,269
    South32, Ltd....................................... 16,852,355            39,802,239
    Star Entertainment Grp, Ltd. (The).................  3,958,059            12,673,640
    Suncorp Group, Ltd.................................  2,432,536            22,764,285
    Tabcorp Holdings, Ltd..............................  4,043,385            13,653,247
#   Westpac Banking Corp...............................    124,729             2,423,035
#   Whitehaven Coal, Ltd...............................  4,495,686            13,333,452
    Woodside Petroleum, Ltd............................  2,358,510            58,797,004
    WorleyParsons, Ltd.................................    648,053             6,530,265
                                                                            ------------
TOTAL AUSTRALIA........................................                      750,071,312
                                                                            ------------
AUSTRIA -- (0.1%)
    Raiffeisen Bank International AG...................    321,838             8,584,145
    Voestalpine AG.....................................     19,052               612,980
                                                                            ------------
TOTAL AUSTRIA..........................................                        9,197,125
                                                                            ------------
BELGIUM -- (0.9%)
    Ageas..............................................    585,067            30,918,119
    KBC Group NV.......................................    565,642            41,990,917
    Solvay SA..........................................    314,975            37,978,341
    UCB SA.............................................    153,708            12,216,550
                                                                            ------------
TOTAL BELGIUM..........................................                      123,103,927
                                                                            ------------
CANADA -- (8.2%)
#   AltaGas, Ltd.......................................    455,083             6,049,883
#   ARC Resources, Ltd.................................    908,544             5,771,229
    Bank of Montreal...................................  1,395,536           110,205,478
#   Bank of Nova Scotia (The)..........................    993,350            54,693,851
    Barrick Gold Corp..................................  2,326,768            29,577,412
    Barrick Gold Corp..................................    789,440            10,041,677
*   Bausch Health Cos., Inc............................    863,983            19,949,367
    Cameco Corp........................................    468,671             5,170,529
    Cameco Corp........................................    571,821             6,312,904
    Canadian Imperial Bank of Commerce.................    133,004            11,201,597

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
CANADA -- (Continued)
     Canadian Natural Resources, Ltd....................   496,828         $   14,915,595
     Canadian Natural Resources, Ltd.................... 2,862,125             85,806,507
#    Cenovus Energy, Inc................................ 2,110,053             20,910,625
#    Crescent Point Energy Corp.........................   339,851              1,318,623
     Empire Co., Ltd., Class A..........................   377,027              8,386,508
     Encana Corp........................................ 1,615,618             11,191,263
     Encana Corp........................................   846,145              5,863,785
     Fairfax Financial Holdings, Ltd....................   101,784             48,539,047
     First Quantum Minerals, Ltd........................ 1,844,735             19,484,211
#    Genworth MI Canada, Inc............................   153,865              4,781,220
     Great-West Lifeco, Inc.............................   466,411             11,722,071
     Husky Energy, Inc.................................. 1,715,497             18,618,591
*    IA Financial Crop., Inc............................   573,199             22,821,852
#    Imperial Oil, Ltd..................................   187,707              5,453,129
     Imperial Oil, Ltd..................................   470,908             13,694,005
*    Kinross Gold Corp.................................. 6,772,750             21,536,101
     Linamar Corp.......................................   182,108              6,908,060
     Lundin Mining Corp................................. 3,704,564             19,881,925
     Magna International, Inc...........................   783,707             43,605,457
     Manulife Financial Corp............................ 1,802,195             33,186,647
#    Manulife Financial Corp............................ 1,408,975             25,939,230
     Metro, Inc.........................................    19,025                688,746
#    Nutrien, Ltd.......................................   603,968             32,722,975
*    Seven Generations Energy, Ltd., Class A............   767,641              6,016,444
     SNC-Lavalin Group, Inc.............................    22,072                550,276
# *  Stars Group, Inc. (The)............................   255,891              4,833,781
     Sun Life Financial, Inc............................   794,449             33,006,667
     Sun Life Financial, Inc............................   406,283             16,872,933
     Suncor Energy, Inc................................. 3,145,721            103,738,099
     Suncor Energy, Inc................................. 1,502,973             49,598,109
     Teck Resources, Ltd., Class B...................... 1,355,792             32,060,529
     Teck Resources, Ltd., Class B...................... 1,867,648             44,169,875
     TMX Group, Ltd.....................................   135,224              8,625,993
     Tourmaline Oil Corp................................ 1,225,804             18,327,129
# *  Turquoise Hill Resources, Ltd...................... 1,744,848              2,604,834
*    Turquoise Hill Resources, Ltd......................   127,382                191,073
     West Fraser Timber Co., Ltd........................    24,306              1,251,314
     Wheaton Precious Metals Corp.......................   230,837              5,004,546
     Whitecap Resources, Inc............................    46,739                188,044
     WSP Global, Inc....................................    17,433                941,333
                                                                           --------------
TOTAL CANADA............................................                    1,064,931,079
                                                                           --------------
DENMARK -- (1.6%)
     AP Moller - Maersk A.S., Class A...................     7,614              9,313,621
     AP Moller - Maersk A.S., Class B...................     7,899             10,182,554
     Carlsberg A.S., Class B............................   288,439             37,295,395
     Danske Bank A.S....................................   950,671             16,896,996
*    Drilling Co. of 1972 A.S. (The)....................    31,026              2,381,847
     DSV A.S............................................   281,831             26,116,660
#    H Lundbeck A.S.....................................   217,057              9,150,789
     ISS A.S............................................   553,648             17,241,493
     Rockwool International A.S., Class B...............    21,183              5,667,483
     Tryg A.S...........................................   158,072              4,837,741
     Vestas Wind Systems A.S............................   774,838             70,110,338
                                                                           --------------
TOTAL DENMARK...........................................                      209,194,917
                                                                           --------------
FINLAND -- (0.7%)
     Fortum Oyj......................................... 1,162,352             24,654,081

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
FINLAND -- (Continued)
    Nokia Oyj.......................................... 2,305,317         $   12,113,547
    Stora Enso Oyj, Class R............................ 1,157,812             14,418,826
    UPM-Kymmene Oyj.................................... 1,258,242             35,526,226
                                                                          --------------
TOTAL FINLAND..........................................                       86,712,680
                                                                          --------------
FRANCE -- (9.7%)
    Amundi SA..........................................    15,838              1,139,500
    Arkema SA..........................................   208,829             21,441,847
#   AXA SA............................................. 2,698,893             71,970,160
    BNP Paribas SA..................................... 1,990,380            105,954,082
    Bollore SA......................................... 1,707,770              8,123,497
#   Bouygues SA........................................ 1,023,747             38,536,263
    Carrefour SA....................................... 2,420,581             47,177,203
#   Casino Guichard Perrachon SA.......................    97,923              4,009,438
    Cie de Saint-Gobain................................ 1,557,425             63,854,347
#   Cie Generale des Etablissements Michelin SCA.......   637,668             82,457,178
#   CNP Assurances.....................................   584,638             13,809,589
    Credit Agricole SA................................. 1,053,519             14,466,969
    Electricite de France SA........................... 1,705,570             24,631,730
    Engie SA........................................... 2,682,613             39,816,693
    Iliad SA...........................................    12,285              1,251,560
#   Natixis SA......................................... 3,147,635             18,548,195
    Orange SA.......................................... 5,978,647             93,437,594
#   Peugeot SA......................................... 3,133,702             82,162,147
    Renault SA......................................... 1,007,824             68,760,191
#   Sanofi.............................................   203,592             17,763,253
#   SCOR SE............................................   331,761             13,544,005
    SES SA.............................................   240,518              4,095,463
#   Societe Generale SA................................ 1,417,282             44,944,160
#   Total SA........................................... 6,874,996            382,186,256
#   Valeo SA...........................................    27,832              1,012,326
                                                                          --------------
TOTAL FRANCE...........................................                    1,265,093,646
                                                                          --------------
GERMANY -- (6.2%)
    1&1 Drillisch AG...................................    13,439                501,847
    BASF SE............................................    28,252              2,306,520
    Bayer AG........................................... 1,485,062             98,808,321
    Bayerische Motoren Werke AG........................ 1,225,665            104,559,550
*   Commerzbank AG..................................... 3,217,449             29,000,128
    Continental AG.....................................    36,397              6,037,926
    Daimler AG......................................... 3,530,733            231,743,105
    Deutsche Bank AG................................... 1,938,873             16,078,052
    Deutsche Bank AG................................... 1,679,248             13,904,173
    Deutsche Lufthansa AG.............................. 1,604,407             38,816,596
    Deutsche Telekom AG................................   147,227              2,466,774
    Evonik Industries AG...............................   444,408             13,266,759
    Fraport AG Frankfurt Airport Services Worldwide....   186,460             15,521,879
    Hapag-Lloyd AG.....................................    24,436                752,339
    HeidelbergCement AG................................   722,761             58,485,865
*   Innogy SE..........................................   306,432             13,293,069
    METRO AG...........................................   392,239              6,664,735
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.........................................   195,269             48,593,440
    RWE AG............................................. 1,563,452             40,102,607
*   Talanx AG..........................................   207,392              8,299,871
    Telefonica Deutschland Holding AG.................. 3,588,412             11,652,781
    Uniper SE..........................................   842,588             25,566,999
    Volkswagen AG......................................   125,075             22,425,566

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
GERMANY -- (Continued)
    Wacker Chemie AG...................................     14,750          $  1,296,647
                                                                            ------------
TOTAL GERMANY..........................................                      810,145,549
                                                                            ------------
HONG KONG -- (3.3%)
    Bank of East Asia, Ltd. (The)......................     75,125               237,132
    BOC Aviation, Ltd..................................    647,400             5,564,718
    Cathay Pacific Airways, Ltd........................  5,830,000             9,817,815
    CK Asset Holdings, Ltd.............................  2,590,500            20,829,016
    CK Hutchison Holdings, Ltd.........................  7,657,984            80,515,350
    Great Eagle Holdings, Ltd..........................     23,627               111,347
    Guoco Group, Ltd...................................      9,000               134,083
#   Hang Lung Group, Ltd...............................  3,168,000             9,448,260
    Hang Lung Properties, Ltd..........................  5,009,000            11,789,811
    Henderson Land Development Co., Ltd................  2,051,350            12,642,780
    Hopewell Holdings, Ltd.............................    938,669             4,642,611
    Kerry Properties, Ltd..............................  3,067,000            13,127,886
    Melco International Development, Ltd...............    257,000               631,528
    MTR Corp., Ltd.....................................  2,030,502            12,096,571
    New World Development Co., Ltd..................... 22,685,168            37,582,754
#   NWS Holdings, Ltd..................................  3,732,400             7,761,630
    Shangri-La Asia, Ltd...............................  3,398,000             4,817,627
    Sino Land Co., Ltd.................................  8,949,867            15,743,308
    SJM Holdings, Ltd..................................  5,295,000             6,402,686
    Sun Hung Kai Properties, Ltd.......................  4,291,920            74,071,412
    Swire Pacific, Ltd., Class A.......................  2,580,500            32,678,055
    Swire Pacific, Ltd., Class B.......................  3,447,500             6,837,676
    WH Group, Ltd......................................  8,773,000            10,380,327
    Wharf Holdings, Ltd. (The).........................  5,693,990            16,364,336
    Wheelock & Co., Ltd................................  3,072,000            21,892,343
    Xinyi Glass Holdings, Ltd..........................  1,106,000             1,264,962
    Yue Yuen Industrial Holdings, Ltd..................  3,053,000             9,861,127
                                                                            ------------
TOTAL HONG KONG........................................                      427,247,151
                                                                            ------------
IRELAND -- (0.3%)
    AIB Group P.L.C....................................    663,729             3,083,599
    Bank of Ireland Group P.L.C........................  2,070,103            13,233,160
    CRH P.L.C..........................................    293,793             9,883,404
    CRH P.L.C., Sponsored ADR..........................    198,709             6,686,558
    Paddy Power Betfair P.L.C..........................     93,007             7,799,027
                                                                            ------------
TOTAL IRELAND..........................................                       40,685,748
                                                                            ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM...................................  2,736,994            20,149,231
    Bank Leumi Le-Israel BM............................  3,135,283            21,470,231
*   First International Bank Of Israel, Ltd............     86,561             2,175,354
    Israel Discount Bank, Ltd., Class A................  3,467,375            13,535,513
    Mizrahi Tefahot Bank, Ltd..........................     83,997             1,818,291
                                                                            ------------
TOTAL ISRAEL...........................................                       59,148,620
                                                                            ------------
ITALY -- (1.9%)
    Assicurazioni Generali SpA.........................    836,611            16,231,960
    Eni SpA............................................    256,573             4,372,296
#   Fiat Chrysler Automobiles NV.......................  2,776,827            42,794,775
    Fiat Chrysler Automobiles NV.......................  1,744,870            26,888,447
    Intesa Sanpaolo SpA................................ 20,933,480            54,846,059
    Mediobanca Banca di Credito Finanziario SpA........    872,238             9,245,116
*   Telecom Italia SpA................................. 63,812,045            35,720,397

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
ITALY -- (Continued)
*   Telecom Italia SpA, Sponsored ADR.................. 1,847,002          $ 10,195,451
    UniCredit SpA...................................... 3,293,998            45,602,449
                                                                           ------------
TOTAL ITALY............................................                     245,896,950
                                                                           ------------
JAPAN -- (20.7%)
    AGC, Inc...........................................   895,500            30,552,492
    Aisin Seiki Co., Ltd...............................   410,900            15,895,627
    Alfresa Holdings Corp..............................    26,900               750,616
    Amada Holdings Co., Ltd............................   907,100            10,168,674
    Aozora Bank, Ltd...................................   173,800             4,246,547
    Asahi Kasei Corp...................................   173,500             1,788,154
    Bank of Kyoto, Ltd. (The)..........................   113,679             4,926,226
    Brother Industries, Ltd............................   100,900             1,992,267
    Canon Marketing Japan, Inc.........................   163,400             3,545,439
    Chiba Bank, Ltd. (The)............................. 1,064,000             5,588,579
    Chugoku Bank, Ltd. (The)...........................   256,900             2,487,678
    Citizen Watch Co., Ltd............................. 1,284,600             7,242,867
    Coca-Cola Bottlers Japan Holdings, Inc.............   411,957            10,172,049
    Concordia Financial Group, Ltd..................... 2,530,100             9,877,758
    Cosmo Energy Holdings Co., Ltd.....................   104,300             2,153,863
    Credit Saison Co., Ltd.............................   393,600             5,035,941
    Dai Nippon Printing Co., Ltd.......................   474,300            11,258,949
    Daicel Corp........................................ 1,087,400            12,199,161
    Daido Steel Co., Ltd...............................   112,900             4,606,380
    Dai-ichi Life Holdings, Inc........................ 1,805,447            26,061,286
#   Daio Paper Corp....................................    39,000               451,522
    Daiwa Securities Group, Inc........................ 4,606,000            21,440,152
    DeNA Co., Ltd......................................   275,400             4,300,864
    Denka Co., Ltd.....................................   234,800             7,089,867
    Denso Corp.........................................   810,100            35,397,313
    Dentsu, Inc........................................    30,600             1,252,158
    DIC Corp...........................................   361,500            10,618,526
    Dowa Holdings Co., Ltd.............................   189,000             6,162,774
    Ebara Corp.........................................   278,900             8,583,659
    Fuji Media Holdings, Inc...........................    52,200               702,492
    FUJIFILM Holdings Corp.............................   111,400             5,204,192
    Fukuoka Financial Group, Inc.......................   386,600             9,024,120
    Fukuyama Transporting Co., Ltd.....................    50,893             1,960,754
    Furukawa Electric Co., Ltd.........................   392,700            10,365,297
    Fuyo General Lease Co., Ltd........................     5,300               264,719
    Glory, Ltd.........................................   185,800             4,691,230
    GS Yuasa Corp......................................    11,000               221,010
    Gunma Bank, Ltd. (The).............................   661,596             2,623,660
    H2O Retailing Corp.................................   331,600             4,224,642
    Hachijuni Bank, Ltd. (The).........................   622,531             2,505,776
    Hankyu Hanshin Holdings, Inc.......................   676,200            25,281,111
    Haseko Corp........................................   209,000             2,527,639
    Heiwa Corp.........................................   173,900             3,465,154
    Hiroshima Bank, Ltd. (The).........................   381,000             2,055,164
    Hitachi Capital Corp...............................   199,000             4,633,887
#   Hitachi Chemical Co., Ltd..........................   413,300            11,023,474
    Hitachi Metals, Ltd................................ 1,026,900            11,869,751
    Hitachi Transport System, Ltd......................    49,000             1,358,818
    Hitachi, Ltd....................................... 2,597,600            86,391,566
    Hokuhoku Financial Group, Inc......................   191,900             2,116,551
    Honda Motor Co., Ltd., Sponsored ADR...............    26,040               726,256
    Honda Motor Co., Ltd............................... 4,590,300           128,082,826
    House Foods Group, Inc.............................       200                 8,070
#   Ibiden Co., Ltd....................................   507,300             9,101,639

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                            ---------- -------------------------------
JAPAN -- (Continued)
    Idemitsu Kosan Co., Ltd................................    556,596           $18,084,912
    IHI Corp...............................................      3,200                76,395
#   Iida Group Holdings Co., Ltd...........................    655,750            11,111,986
    Inpex Corp.............................................  2,842,483            27,653,993
    Isetan Mitsukoshi Holdings, Ltd........................    606,900             5,785,333
    ITOCHU Corp............................................  1,580,600            28,519,475
    Itoham Yonekyu Holdings, Inc...........................    183,100             1,145,218
    Iyo Bank, Ltd. (The)...................................    492,300             2,738,303
    J Front Retailing Co., Ltd.............................  1,025,800            12,534,125
    Japan Post Holdings Co., Ltd...........................  1,147,210            12,848,342
    JFE Holdings, Inc......................................  1,980,900            34,087,025
    JGC Corp...............................................     45,800               659,907
    JSR Corp...............................................    706,100            10,774,032
    JTEKT Corp.............................................    980,500            12,648,159
    JXTG Holdings, Inc.....................................  9,040,403            43,983,264
    Kamigumi Co., Ltd......................................    342,200             8,174,685
    Kandenko Co., Ltd......................................    402,500             3,393,196
    Kaneka Corp............................................    250,708             9,681,013
    Kawasaki Heavy Industries, Ltd.........................    677,300            15,823,748
    Kinden Corp............................................    222,800             3,579,744
    Kobe Steel, Ltd........................................  1,581,200            12,108,787
    Kokuyo Co., Ltd........................................    160,600             2,036,666
    Konica Minolta, Inc....................................  2,140,500            21,494,110
    K's Holdings Corp......................................    403,300             3,597,461
    Kuraray Co., Ltd.......................................  1,529,300            20,547,279
    Kurita Water Industries, Ltd...........................      7,500               195,234
    Kyocera Corp...........................................    295,200            19,183,408
    Kyushu Financial Group, Inc............................    668,749             2,698,918
    Lintec Corp............................................      9,400               203,010
    LIXIL Group Corp.......................................  1,241,600            16,220,854
    Mabuchi Motor Co., Ltd.................................     81,200             3,011,545
    Maeda Corp.............................................    377,800             3,762,449
    Maeda Road Construction Co., Ltd.......................     10,100               200,426
    Marubeni Corp..........................................  2,768,100            19,835,058
    Maruichi Steel Tube, Ltd...............................     15,500               428,526
    Mazda Motor Corp.......................................  2,910,900            34,450,366
    Mebuki Financial Group, Inc............................  1,258,420             3,208,453
    Medipal Holdings Corp..................................    181,950             4,091,384
    Mitsubishi Chemical Holdings Corp......................  2,764,000            19,706,345
    Mitsubishi Corp........................................  2,386,000            65,728,752
    Mitsubishi Gas Chemical Co., Inc.......................    727,100            10,915,836
    Mitsubishi Heavy Industries, Ltd.......................    830,200            34,598,615
    Mitsubishi Logistics Corp..............................     89,600             2,398,031
    Mitsubishi Materials Corp..............................    518,200            13,477,942
    Mitsubishi Motors Corp.................................    604,100             3,392,348
    Mitsubishi Tanabe Pharma Corp..........................    126,900             1,597,302
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR....  4,407,514            21,861,269
    Mitsubishi UFJ Financial Group, Inc.................... 11,934,650            59,214,066
    Mitsubishi UFJ Lease & Finance Co., Ltd................  1,638,400             8,354,080
    Mitsui & Co., Ltd., Sponsored ADR......................     11,723             3,783,715
    Mitsui & Co., Ltd......................................  1,157,000            18,713,996
    Mitsui Chemicals, Inc..................................    823,660            20,247,128
    Mitsui Fudosan Co., Ltd................................    170,500             3,949,108
    Mitsui OSK Lines, Ltd..................................    546,400            13,907,746
    Mizuho Financial Group, Inc............................ 28,808,800            44,991,492
#   Mizuho Financial Group, Inc., ADR......................     64,489               202,495
    MS&AD Insurance Group Holdings, Inc....................    666,953            20,731,362
    Nagase & Co., Ltd......................................    251,300             3,840,263
    NEC Corp...............................................  1,092,610            36,900,770

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
JAPAN -- (Continued)
    NGK Insulators, Ltd................................    20,600          $    305,988
    NGK Spark Plug Co., Ltd............................    17,400               339,266
    NH Foods, Ltd......................................   423,867            17,082,394
    NHK Spring Co., Ltd................................   883,400             7,957,182
#   Nikon Corp.........................................   563,500             7,858,449
    Nippo Corp.........................................   285,900             5,812,684
    Nippon Electric Glass Co., Ltd.....................   232,300             6,383,371
    Nippon Express Co., Ltd............................   309,824            17,038,288
    Nippon Kayaku Co., Ltd.............................   162,000             1,903,737
#   Nippon Paper Industries Co., Ltd...................   475,600             9,425,222
    Nippon Shokubai Co., Ltd...........................   115,900             8,062,818
    Nippon Steel Corp.................................. 2,142,693            38,325,878
    Nippon Yusen K.K...................................   771,300            13,179,895
    Nipro Corp.........................................   136,100             1,690,629
    Nishi-Nippon Financial Holdings, Inc...............    27,400               226,729
    Nissan Motor Co., Ltd.............................. 6,443,700            51,730,282
    Nisshinbo Holdings, Inc............................   493,000             4,401,174
    NOK Corp...........................................   423,620             6,804,929
    Nomura Holdings, Inc............................... 4,897,402            18,542,632
    Nomura Real Estate Holdings, Inc...................   521,500            11,089,829
    NSK, Ltd........................................... 1,136,400            11,811,354
    NTN Corp........................................... 1,823,100             6,017,736
    Obayashi Corp...................................... 2,342,282            23,026,042
    Oji Holdings Corp.................................. 3,422,700            20,537,805
    ORIX Corp.......................................... 3,324,900            47,099,975
    Rengo Co., Ltd.....................................   899,500             7,933,973
    Resona Holdings, Inc............................... 2,696,600            11,447,388
    Ricoh Co., Ltd..................................... 2,004,400            20,278,415
    Rohm Co., Ltd......................................   134,800             9,940,196
    Sankyo Co., Ltd....................................    26,400             1,042,624
    Sawai Pharmaceutical Co., Ltd......................     7,500               402,975
    Sega Sammy Holdings, Inc...........................    52,200               661,185
    Seino Holdings Co., Ltd............................   481,500             6,554,932
    Sekisui House, Ltd................................. 2,745,400            44,264,827
#   Shimamura Co., Ltd.................................    73,300             5,465,542
    Shimizu Corp.......................................   746,000             6,389,692
*   Shinsei Bank, Ltd..................................   313,400             4,370,146
    Shizuoka Bank, Ltd. (The)..........................   851,000             6,538,962
    Sojitz Corp........................................ 3,995,200            13,754,476
    Sompo Holdings, Inc................................   309,710            11,689,434
    Sumitomo Bakelite Co., Ltd.........................     3,400               132,711
    Sumitomo Chemical Co., Ltd......................... 7,962,000            39,722,424
    Sumitomo Corp...................................... 1,701,500            24,387,302
    Sumitomo Electric Industries, Ltd.................. 3,161,100            42,060,595
    Sumitomo Forestry Co., Ltd.........................   598,600             8,235,414
    Sumitomo Heavy Industries, Ltd.....................   524,600            18,653,362
    Sumitomo Metal Mining Co., Ltd.....................   961,164            30,232,310
    Sumitomo Mitsui Financial Group, Inc............... 2,857,600           103,862,905
    Sumitomo Mitsui Trust Holdings, Inc................   391,543            13,661,411
    Sumitomo Osaka Cement Co., Ltd.....................    16,700               680,524
    Sumitomo Rubber Industries, Ltd....................   770,500             9,474,327
    Suzuken Co., Ltd...................................     1,300                74,958
    T&D Holdings, Inc.................................. 1,703,900            18,455,091
    Taiheiyo Cement Corp...............................   528,721            17,050,625
    Taiyo Yuden Co., Ltd...............................   216,000             5,260,385
    Takashimaya Co., Ltd...............................   463,917             5,216,373
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR......   426,545             7,797,236
    Takeda Pharmaceutical Co., Ltd.....................   246,632             9,101,146
    TDK Corp...........................................    50,300             4,406,987

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
JAPAN -- (Continued)
    Teijin, Ltd........................................   855,090         $   14,709,359
    THK Co., Ltd.......................................   197,800              5,230,590
    Toda Corp..........................................   717,800              4,439,357
    Toho Holdings Co., Ltd.............................   194,600              4,559,667
    Tokai Rika Co., Ltd................................   170,600              2,962,345
    Tokio Marine Holdings, Inc.........................    11,719                593,746
    Tokyo Broadcasting System Holdings, Inc............    56,000              1,065,216
    Tokyo Tatemono Co., Ltd............................   870,300              9,823,582
    Tokyu Fudosan Holdings Corp........................ 2,556,700             14,424,505
    Toppan Printing Co., Ltd...........................   656,900             10,662,179
    Toray Industries, Inc.............................. 1,598,700             10,940,022
    Tosoh Corp......................................... 1,241,700             20,020,714
    Toyo Seikan Group Holdings, Ltd....................   503,949             10,104,791
    Toyoda Gosei Co., Ltd..............................   310,400              6,461,661
    Toyota Industries Corp.............................   235,200             13,332,009
    Toyota Motor Corp., Sponsored ADR..................   203,175             25,112,430
    Toyota Motor Corp.................................. 3,388,190            209,764,343
    Toyota Tsusho Corp.................................   524,100             17,408,368
    TS Tech Co., Ltd...................................   145,000              4,354,719
    TV Asahi Holdings Corp.............................    31,700                559,433
    Ube Industries, Ltd................................   504,100             10,785,572
#   Universal Entertainment Corp.......................    32,900              1,036,721
    Wacoal Holdings Corp...............................    69,200              1,709,095
#   Yamada Denki Co., Ltd.............................. 1,863,600              8,834,259
    Yamaguchi Financial Group, Inc.....................   399,348              2,954,658
    Yamato Kogyo Co., Ltd..............................    51,100              1,418,790
    Yokohama Rubber Co., Ltd. (The)....................   563,500             10,617,889
    Zeon Corp..........................................   404,300              3,971,226
                                                                          --------------
TOTAL JAPAN............................................                    2,709,079,023
                                                                          --------------
NETHERLANDS -- (3.6%)
#   ABN AMRO Group NV.................................. 1,329,121             31,303,829
#   Aegon NV........................................... 4,382,746             22,878,597
    Aegon NV...........................................   503,770              2,619,604
    Akzo Nobel NV......................................    29,483              2,505,010
    ArcelorMittal...................................... 1,780,735             38,741,800
#   ArcelorMittal......................................   726,121             15,858,485
    ASR Nederland NV...................................   220,750              9,822,060
*   Coca-Cola European Partners P.L.C..................    24,638              1,317,805
#   ING Groep NV, Sponsored ADR........................   921,132             11,753,644
#   ING Groep NV....................................... 6,111,967             77,988,856
    Koninklijke Ahold Delhaize NV...................... 5,195,538            125,220,704
#   Koninklijke DSM NV.................................   631,262             72,198,472
    Koninklijke Philips NV.............................    79,715              3,423,259
    Koninklijke Philips NV.............................    13,510                580,930
    Koninklijke Vopak NV...............................   156,800              7,001,596
    NN Group NV........................................   827,562             36,114,501
    Randstad NV........................................   196,794             11,254,891
                                                                          --------------
TOTAL NETHERLANDS......................................                      470,584,043
                                                                          --------------
NEW ZEALAND -- (0.2%)
    Air New Zealand, Ltd............................... 2,720,019              4,870,953
    Auckland International Airport, Ltd................ 1,946,257             10,361,230
    EBOS Group, Ltd....................................    53,713                768,441
#   Fletcher Building, Ltd............................. 1,637,344              5,641,173
#   Fonterra Co-operative Group, Ltd...................   284,937                809,227
    Ryman Healthcare, Ltd..............................    18,786                152,558

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd...................    266,175          $    725,356
                                                                            ------------
TOTAL NEW ZEALAND......................................                       23,328,938
                                                                            ------------
NORWAY -- (0.8%)
    Aker ASA, Class A..................................      4,483               307,159
    Austevoll Seafood ASA..............................     90,175             1,050,527
    DNB ASA............................................  2,105,139            40,480,141
    Equinor ASA........................................    106,659             2,377,603
#   Norsk Hydro ASA....................................  5,166,320            22,251,767
    Norsk Hydro ASA, Sponsored ADR.....................     46,000               200,100
    SpareBank 1 SR-Bank ASA............................    354,848             4,102,833
    Storebrand ASA.....................................  1,436,496            12,140,277
#   Subsea 7 SA........................................    981,127            12,464,667
    Yara International ASA.............................    293,899            13,288,355
                                                                            ------------
TOTAL NORWAY...........................................                      108,663,429
                                                                            ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA..................................    541,158             5,381,120
                                                                            ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd....................................  8,246,300            21,428,939
    City Developments, Ltd.............................  1,714,600            11,285,798
    Frasers Property, Ltd..............................    492,700               674,242
    Golden Agri-Resources, Ltd......................... 13,962,500             2,968,733
    Hongkong Land Holdings, Ltd........................  1,260,100             8,797,888
    Hutchison Port Holdings Trust...................... 16,251,500             3,817,624
#   Keppel Corp., Ltd..................................  6,501,200            32,398,102
#   Olam International, Ltd............................    480,500               699,214
#   Sembcorp Industries, Ltd...........................  5,691,700            11,130,941
    Singapore Airlines, Ltd............................  3,017,400            21,499,970
#   Singapore Press Holdings, Ltd......................  2,798,900             5,172,917
    United Industrial Corp., Ltd.......................  1,576,470             3,671,741
    UOL Group, Ltd.....................................  1,203,774             6,718,571
#   Wilmar International, Ltd..........................  5,258,600            14,063,502
                                                                            ------------
TOTAL SINGAPORE........................................                      144,328,182
                                                                            ------------
SPAIN -- (2.5%)
#   Banco Bilbao Vizcaya Argentaria SA.................  1,110,091             6,750,295
#   Banco de Sabadell SA............................... 18,523,466            21,567,514
    Banco Santander SA................................. 46,001,071           233,196,700
#   Banco Santander SA, Sponsored ADR..................     71,002               354,300
    Bankia SA..........................................  1,716,143             4,753,139
    Repsol SA..........................................  3,644,863            61,848,581
                                                                            ------------
TOTAL SPAIN............................................                      328,470,529
                                                                            ------------
SWEDEN -- (2.4%)
#   BillerudKorsnas AB.................................    504,958             6,864,331
    Boliden AB.........................................  1,195,043            35,564,394
#   Dometic Group AB...................................    114,399             1,045,122
    Getinge AB, Class B................................    559,676             7,885,383
#   Holmen AB, Class A.................................      5,562               125,183
    Holmen AB, Class B.................................    476,284            10,016,257
#   Husqvarna AB, Class B..............................    132,968             1,214,049
    ICA Gruppen AB.....................................    167,988             6,078,558
#   Intrum AB..........................................    190,801             4,858,622
    Millicom International Cellular SA.................    133,262             7,794,760
    Nordea Bank Abp....................................  4,139,333            32,565,584

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
SWEDEN -- (Continued)
    Pandox AB..........................................     89,620         $    1,537,868
    Skandinaviska Enskilda Banken AB, Class A..........  4,478,462             42,758,572
#   Skandinaviska Enskilda Banken AB, Class C..........     28,685                277,771
#   SKF AB, Class B....................................    678,345             12,591,423
    SSAB AB, Class A...................................    546,342              2,064,107
    SSAB AB, Class B...................................  1,359,160              4,383,053
#   Svenska Cellulosa AB SCA, Class A..................     63,918                624,358
    Svenska Cellulosa AB SCA, Class B..................  1,727,990             15,085,094
#   Svenska Handelsbanken AB, Class A..................  2,560,946             27,973,439
    Svenska Handelsbanken AB, Class B..................     36,751                399,534
    Swedbank AB, Class A...............................  1,115,007             18,218,336
    Tele2 AB, Class B..................................    140,411              1,875,826
    Telefonaktiebolaget LM Ericsson, Class A...........     24,165                240,360
    Telefonaktiebolaget LM Ericsson, Class B...........  2,283,346             22,587,254
    Telia Co. AB.......................................  7,857,507             33,477,107
    Trelleborg AB, Class B.............................    636,361             10,524,635
                                                                           --------------
TOTAL SWEDEN...........................................                       308,630,980
                                                                           --------------
SWITZERLAND -- (8.3%)
    ABB, Ltd...........................................  1,842,846             37,904,965
    Adecco Group AG....................................    683,506             39,269,454
*   Alcon, Inc.........................................     93,915              5,465,876
*   Alcon, Inc.........................................    545,098             31,391,447
    Baloise Holding AG.................................    183,510             31,461,189
    Banque Cantonale Vaudoise..........................      3,001              2,369,511
    Cie Financiere Richemont SA........................  1,165,784             85,221,543
    Clariant AG........................................  1,326,060             27,282,923
    Credit Suisse Group AG.............................  1,363,427             18,132,066
#   Credit Suisse Group AG, Sponsored ADR..............  1,052,790             14,002,107
    Dufry AG...........................................    159,126             15,573,850
    Flughafen Zurich AG................................     44,330              7,307,732
    Helvetia Holding AG................................      3,042              1,933,112
    Julius Baer Group, Ltd.............................    716,015             34,587,016
    LafargeHolcim, Ltd.................................    853,272             43,804,798
    LafargeHolcim, Ltd.................................    375,078             19,335,519
    Lonza Group AG.....................................     18,895              5,835,326
    Novartis AG, Sponsored ADR.........................    381,021             31,331,357
    Novartis AG........................................  2,588,680            212,116,609
#   Swatch Group AG (The)..............................    144,166             43,997,859
    Swatch Group AG (The)..............................    195,503             11,471,852
    Swiss Life Holding AG..............................    104,266             49,018,398
    Swiss Prime Site AG................................    120,516              9,677,956
    Swiss Re AG........................................    388,742             37,427,224
#   Swisscom AG........................................     60,068             27,988,936
    UBS Group AG.......................................  6,275,625             84,152,716
*   UBS Group AG.......................................  1,233,581             16,579,329
#   Vifor Pharma AG....................................     32,760              4,278,098
    Zurich Insurance Group AG..........................    445,436            141,990,622
                                                                           --------------
TOTAL SWITZERLAND......................................                     1,090,909,390
                                                                           --------------
UNITED KINGDOM -- (14.9%)
    3i Group P.L.C.....................................    830,059             11,614,534
    Anglo American P.L.C...............................  5,039,458            130,772,421
    Antofagasta P.L.C..................................    246,621              2,931,773
    Aviva P.L.C........................................ 16,319,347             91,651,527
    Banco Esprito Santa S.A............................    241,441              6,120,298
    Barclays P.L.C., Sponsored ADR.....................  6,631,947             56,769,466
    Barclays P.L.C.....................................  2,387,374              5,123,317

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                 SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                               ----------- -------------------------------
UNITED KINGDOM -- (Continued)
       Barratt Developments P.L.C.............................   3,934,603         $    30,952,895
       BP P.L.C., Sponsored ADR...............................   3,666,922             160,354,499
       British American Tobacco P.L.C., Sponsored ADR.........     700,073              27,442,862
       British American Tobacco P.L.C.........................   2,179,454              85,323,269
       Glencore P.L.C.........................................  26,606,474             105,562,725
       GVC Holdings P.L.C.....................................      69,102                 589,679
       HSBC Holdings P.L.C....................................  13,949,143             121,538,391
#      HSBC Holdings P.L.C., Sponsored ADR....................   2,687,511             117,094,854
       Investec P.L.C.........................................     999,530               6,343,521
       J Sainsbury P.L.C......................................   8,162,535              23,714,088
       John Wood Group P.L.C..................................     927,122               5,683,953
       Kingfisher P.L.C.......................................   8,242,918              28,423,116
       Lloyds Banking Group P.L.C............................. 181,694,609             148,596,224
#      Lloyds Banking Group P.L.C., ADR.......................   1,479,223               4,807,475
       Melrose Industries P.L.C...............................   5,132,109              13,579,295
       Micro Focus International P.L.C........................     187,071               4,693,623
       Pearson P.L.C..........................................     748,020               8,103,218
#      Pearson P.L.C., Sponsored ADR..........................   1,119,256              12,132,735
       Phoenix Group Holdings P.L.C...........................      53,755                 508,116
       Royal Bank of Scotland Group P.L.C.....................   5,939,548              18,598,699
#      Royal Bank of Scotland Group P.L.C., Sponsored ADR.....   1,051,278               6,717,666
       Royal Dutch Shell P.L.C., Class A......................     136,125               4,337,137
       Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......   3,293,873             209,259,728
#      Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......   3,161,550             205,152,979
       Royal Mail P.L.C.......................................   2,173,930               7,173,086
       Standard Chartered P.L.C...............................   4,966,711              45,411,496
       Standard Life Aberdeen P.L.C...........................   1,614,944               5,884,078
       Vodafone Group P.L.C...................................  58,351,986             108,235,575
       Vodafone Group P.L.C., Sponsored ADR...................   4,011,201              74,287,448
       Wm Morrison Supermarkets P.L.C.........................   9,487,736              26,742,336
       WPP P.L.C., Sponsored ADR..............................      81,963               5,106,295
       WPP P.L.C..............................................   1,455,595              18,162,614
                                                                                   ---------------
TOTAL UNITED KINGDOM..........................................                       1,945,497,011
                                                                                   ---------------
UNITED STATES -- (0.2%)
       Newmont Goldcorp Corp..................................     303,662               9,431,744
*      Newmont Goldcorp Corp..................................     631,190              19,505,304
                                                                                   ---------------
TOTAL UNITED STATES...........................................                          28,937,048
                                                                                   ---------------
TOTAL COMMON STOCKS...........................................                      12,255,238,397
                                                                                   ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
       Bayerische Motoren Werke AG............................     148,786              11,001,345
       Porsche Automobil Holding SE...........................     322,304              22,405,814
       Volkswagen AG..........................................     689,777             120,436,504
                                                                                   ---------------
TOTAL GERMANY.................................................                         153,843,663
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES...................................                      12,409,082,060
                                                                                   ---------------

                                                                                       VALUE+
                                                                           -------------------------------

SECURITIES LENDING COLLATERAL -- (5.0%)
@ (S)  The DFA Short Term Investment Fund.....................  56,599,536             654,913,232
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $12,499,891,299).....................................                     $13,063,995,292
                                                                                   ===============
ADR.   American Depositary Receipt

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


P.L.C.. Public Limited Company.....................................................
SA..... Special Assessment.........................................................

(double right angle quote)Securities that have generally been fair value factored. See Note B to Financial Statements.
#   Total or Partial Securities on Loan.
*   Non-Income Producing Securities.
+   See Note B to Financial Statements.
@   Security purchased with cash proceeds from Securities on Loan.
(S) Affiliated Fund.

As of April 30, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                          UNREALIZED
                                         NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                              CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                              --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index.........................     44     06/21/19  $  4,018,498 $  4,217,400   $  198,902
S&P 500(R) Emini Index..................    724     06/21/19   100,416,643  106,735,700    6,319,057
                                                              ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.................                      $104,435,141 $110,953,100   $6,517,959
                                                              ============ ============   ==========

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                  -------------- --------------- ------- ---------------
Common Stocks
   Australia.....................             -- $   750,071,312   --    $   750,071,312
   Austria.......................             --       9,197,125   --          9,197,125
   Belgium.......................             --     123,103,927   --        123,103,927
   Canada........................ $1,064,931,079              --   --      1,064,931,079
   Denmark.......................      2,381,847     206,813,070   --        209,194,917
   Finland.......................             --      86,712,680   --         86,712,680
   France........................             --   1,265,093,646   --      1,265,093,646
   Germany.......................     13,904,173     796,241,376   --        810,145,549
   Hong Kong.....................             --     427,247,151   --        427,247,151
   Ireland.......................      6,686,558      33,999,190   --         40,685,748
   Israel........................             --      59,148,620   --         59,148,620
   Italy.........................     37,083,898     208,813,052   --        245,896,950
   Japan.........................     59,483,401   2,649,595,622   --      2,709,079,023
   Netherlands...................     30,812,663     439,771,380   --        470,584,043
   New Zealand...................             --      23,328,938   --         23,328,938
   Norway........................        200,100     108,463,329   --        108,663,429
   Portugal......................             --       5,381,120   --          5,381,120
   Singapore.....................             --     144,328,182   --        144,328,182
   Spain.........................        354,300     328,116,229   --        328,470,529
   Sweden........................             --     308,630,980   --        308,630,980
   Switzerland...................     98,770,116     992,139,274   --      1,090,909,390
   United Kingdom................    883,819,630   1,061,677,381   --      1,945,497,011
   United States.................     28,937,048              --   --         28,937,048
Preferred Stocks.................
   Germany.......................             --     153,843,663   --        153,843,663
Securities Lending Collateral....             --     654,913,232   --        654,913,232
Futures Contracts**..............      6,517,959              --   --          6,517,959
                                  -------------- ---------------   --    ---------------
TOTAL............................ $2,233,882,772 $10,836,630,479   --    $13,070,513,251
                                  ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
COMMON STOCKS -- (95.9%)
BRAZIL -- (6.1%)
    Ambev SA, ADR...................................... 5,984,451           $28,186,764
    Ambev SA...........................................   855,320             4,028,910
    Atacadao S.A.......................................   459,081             2,482,089
*   B2W Cia Digital....................................    82,600               805,756
    B3 SA - Brasil Bolsa Balcao........................ 1,910,917            16,788,934
    Banco Bradesco SA, ADR............................. 1,268,081            11,488,812
    Banco Bradesco SA.................................. 1,230,994             9,732,171
    Banco BTG Pactual SA...............................    83,656               882,835
    Banco do Brasil SA.................................   716,865             9,082,618
    Banco Santander Brasil SA..........................   374,457             4,298,363
    BB Seguridade Participacoes SA.....................   636,043             4,584,064
#   Braskem SA, Sponsored ADR..........................   144,940             3,543,783
*   BRF SA.............................................   891,940             7,063,002
    CCR SA............................................. 2,924,049             8,717,486
    Centrais Eletricas Brasileiras SA..................   270,077             2,252,306
*   Centrais Eletricas Brasileiras SA, ADR.............    42,419               375,408
    Cia de Saneamento Basico do Estado de Sao Paulo....   457,600             5,484,991
    Cia de Saneamento Basico do Estado de Sao Paulo,
      ADR..............................................    75,638               904,631
    Cia Energetica de Minas Gerais.....................   193,500               871,986
*   Cia Siderurgica Nacional SA, Sponsored ADR.........   380,551             1,389,011
*   Cia Siderurgica Nacional SA........................   860,290             3,190,078
    Cielo SA........................................... 1,808,236             3,541,673
    Cosan SA...........................................   324,677             3,880,955
    Embraer SA, Sponsored ADR..........................   329,053             6,584,351
    Engie Brasil Energia SA............................   271,376             3,079,115
    Equatorial Energia SA..............................   333,000             6,972,355
#   Gerdau SA, Sponsored ADR...........................   631,681             2,261,418
    Gerdau SA..........................................   176,416               522,801
    Hapvida Participacoes e Investimentos S.A..........   229,609             1,771,944
    Hypera SA..........................................   385,349             2,759,583
    IRB Brasil Resseguros S/A..........................   194,968             4,668,969
    Itau Unibanco Holding SA...........................   619,039             4,633,596
    JBS SA............................................. 3,172,448            15,995,332
    Klabin SA..........................................   759,700             3,216,194
    Kroton Educacional SA.............................. 2,692,854             6,695,908
    Localiza Rent a Car SA.............................   970,006             8,955,196
    Lojas Americanas SA................................   166,884               544,775
    Lojas Renner SA.................................... 1,274,302            15,235,336
    M Dias Branco SA...................................    33,900               359,568
    Magazine Luiza SA..................................   114,700             5,594,737
    Natura Cosmeticos SA...............................   339,200             4,519,091
    Petrobras Distribuidora S.A........................   550,056             3,324,661
    Petroleo Brasileiro SA, Sponsored ADR.............. 1,299,604            17,934,535
    Petroleo Brasileiro SA, Sponsored ADR..............   556,265             8,471,916
    Petroleo Brasileiro SA............................. 2,884,877            22,042,517
    Porto Seguro SA....................................   331,829             4,579,987
    Raia Drogasil SA...................................   402,200             7,091,915
*   Rumo SA............................................ 1,776,456             8,200,213
*   Suzano Papel e Celulose SA, Sponsored ADR..........    45,406               937,189
    Suzano SA..........................................   725,080             7,531,690
    Telefonica Brasil SA, ADR..........................    66,193               787,697
    TIM Participacoes SA............................... 1,073,613             3,200,769
    Ultrapar Participacoes SA..........................   622,968             3,336,392
#   Ultrapar Participacoes SA, Sponsored ADR...........   519,216             2,782,998
    Vale SA, Sponsored ADR............................. 1,665,739            21,288,138

THE EMERGING MARKETS SERIES
CONTINUED



                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
BRAZIL -- (Continued)
    Vale SA............................................   3,260,013          $ 41,653,268
    WEG SA.............................................     363,333             1,721,641
                                                                             ------------
TOTAL BRAZIL...........................................                       382,832,421
                                                                             ------------
CHILE -- (1.2%)
    AES Gener SA.......................................   2,468,815               670,659
    Aguas Andinas SA, Class A..........................   4,770,656             2,746,948
#   Banco de Chile, ADR................................     128,472             3,777,085
    Banco de Credito e Inversiones SA..................      78,219             5,207,964
    Banco Santander Chile, ADR.........................     227,071             6,357,988
    Cencosud SA........................................   2,652,360             5,032,161
    Cia Cervecerias Unidas SA..........................     109,017             1,506,569
#   Cia Cervecerias Unidas SA, Sponsored ADR...........     122,813             3,382,270
    Colbun SA..........................................  11,908,297             2,661,917
    Embotelladora Andina SA, ADR, Class B..............      22,761               482,533
    Empresa Nacional de Telecomunicaciones SA..........     198,858             2,082,475
    Empresas CMPC SA...................................   1,691,695             5,694,266
    Empresas COPEC SA..................................     319,791             4,013,323
    Enel Americas SA, ADR..............................     853,477             7,459,390
    Enel Chile SA, ADR.................................     808,893             4,068,732
    Itau CorpBanca..................................... 231,853,767             2,071,040
    Itau CorpBanca, ADR................................      30,902               411,769
#   Latam Airlines Group SA, Sponsored ADR.............     509,653             5,004,792
    Latam Airlines Group SA............................      35,910               356,131
    SACI Falabella.....................................     783,273             5,782,204
#   Sociedad Quimica y Minera de Chile SA, Sponsored
      ADR..............................................     153,936             5,486,279
                                                                             ------------
TOTAL CHILE............................................                        74,256,495
                                                                             ------------
CHINA -- (17.5%)
    AAC Technologies Holdings, Inc.....................     922,500             5,992,705
    Agile Group Holdings, Ltd..........................   3,456,000             5,221,230
    Agricultural Bank of China, Ltd., Class H..........  12,316,000             5,692,280
    Air China, Ltd., Class H...........................   2,406,000             2,869,589
*   Alibaba Group Holding, Ltd., Sponsored ADR.........     538,538            99,936,497
    Alibaba Health Information Technology, Ltd.........   1,428,000             1,710,407
*   Aluminum Corp. of China, Ltd., ADR.................      90,448               870,110
*   Aluminum Corp. of China, Ltd., Class H.............   3,718,000             1,446,176
    Angang Steel Co., Ltd., Class H....................   2,354,000             1,583,920
#   Anhui Conch Cement Co., Ltd., Class H..............   1,609,000             9,821,038
    ANTA Sports Products, Ltd..........................   1,125,000             7,912,275
    BAIC Motor Corp., Ltd., Class H....................   3,597,500             2,525,330
*   Baidu, Inc., Sponsored ADR.........................     106,675            17,732,585
    Bank of China, Ltd., Class H.......................  32,226,181            15,388,162
    Bank of Communications Co., Ltd., Class H..........   3,273,515             2,760,968
    BBMG Corp., Class H................................   3,531,500             1,243,878
    Beijing Capital International Airport Co., Ltd.,
      Class H..........................................   1,452,000             1,292,547
    Beijing Enterprises Holdings, Ltd..................     545,472             2,906,449
    Beijing Enterprises Water Group, Ltd...............   5,806,000             3,602,585
    Brilliance China Automotive Holdings, Ltd..........   2,582,000             2,844,192
#   BYD Co., Ltd., Class H.............................     662,386             4,519,901
    CGN Power Co., Ltd., Class H.......................   4,916,000             1,297,010
    China Cinda Asset Management Co., Ltd., Class H....   9,500,000             2,533,552
    China CITIC Bank Corp., Ltd., Class H..............   7,325,928             4,700,776
    China Coal Energy Co., Ltd., Class H...............   2,166,777               956,545
    China Communications Construction Co., Ltd.,
      Class H..........................................   4,611,000             4,441,229
    China Communications Services Corp., Ltd., Class H.   2,176,000             1,755,019
    China Conch Venture Holdings, Ltd..................   1,450,500             4,903,043
    China Construction Bank Corp., Class H.............  48,066,590            42,373,835

THE EMERGING MARKETS SERIES
CONTINUED



                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
CHINA -- (Continued)
    China Eastern Airlines Corp., Ltd., ADR............      2,200           $    75,680
    China Eastern Airlines Corp., Ltd., Class H........  2,220,000             1,577,547
    China Everbright Bank Co., Ltd., Class H...........  2,002,000               988,826
    China Everbright International, Ltd................  2,975,703             2,917,799
#   China Evergrande Group.............................  3,151,000            10,105,136
    China Galaxy Securities Co., Ltd., Class H.........  3,482,000             2,281,563
    China Gas Holdings, Ltd............................  1,752,800             5,654,046
    China Hongqiao Group, Ltd..........................  2,630,000             2,168,040
    China Huarong Asset Management Co., Ltd., Class H.. 20,946,000             4,492,045
*   China Huishan Dairy Holdings Co., Ltd..............  2,888,000               115,965
#   China International Capital Corp., Ltd., Class H...  1,015,600             2,184,419
    China International Marine Containers Group Co.,
      Ltd., Class H....................................    346,600               437,162
    China Jinmao Holdings Group, Ltd...................  6,254,000             4,054,911
#   China Life Insurance Co., Ltd., ADR................    539,265             7,635,992
    China Longyuan Power Group Corp., Ltd., Class H....  2,767,000             1,908,121
    China Mengniu Dairy Co., Ltd.......................  1,227,000             4,533,022
    China Merchants Bank Co., Ltd., Class H............  2,139,054            10,586,182
    China Merchants Port Holdings Co., Ltd.............  1,470,638             2,974,566
#   China Merchants Securities Co., Ltd., Class H......    281,400               385,197
    China Minsheng Banking Corp., Ltd., Class H........  5,119,600             3,847,644
    China Mobile, Ltd., Sponsored ADR..................    902,501            43,022,223
    China Molybdenum Co., Ltd., Class H................  4,872,966             1,838,402
    China National Building Material Co., Ltd., Class H  7,488,000             6,969,198
    China Oilfield Services, Ltd., Class H.............  1,908,000             2,043,313
    China Overseas Land & Investment, Ltd..............  5,578,000            20,898,824
    China Pacific Insurance Group Co., Ltd., Class H...  1,845,000             7,571,672
    China Petroleum & Chemical Corp., ADR..............    123,421             9,471,304
    China Petroleum & Chemical Corp., Class H.......... 10,440,800             8,025,935
    China Railway Construction Corp., Ltd., Class H....  2,218,500             2,621,424
    China Railway Group, Ltd., Class H.................  3,567,000             2,813,557
    China Railway Signal & Communication Corp., Ltd.,
      Class H..........................................  1,662,000             1,220,425
    China Reinsurance Group Corp., Class H.............  5,460,000             1,114,059
    China Resources Beer Holdings Co., Ltd.............    849,611             3,887,348
    China Resources Cement Holdings, Ltd...............  4,378,000             4,389,641
    China Resources Gas Group, Ltd.....................  1,108,000             5,143,005
    China Resources Land, Ltd..........................  3,844,666            16,744,123
    China Resources Pharmaceutical Group, Ltd..........  1,569,000             2,232,713
    China Resources Power Holdings Co., Ltd............  1,790,517             2,505,494
    China Shenhua Energy Co., Ltd., Class H............  2,188,000             4,843,051
    China Southern Airlines Co., Ltd., Sponsored ADR...     12,306               529,158
    China Southern Airlines Co., Ltd., Class H.........  3,138,000             2,728,118
    China State Construction International Holdings,
      Ltd..............................................  1,914,250             1,986,716
    China Taiping Insurance Holdings Co., Ltd..........  1,595,306             4,851,517
#   China Telecom Corp., Ltd., ADR.....................     55,096             2,856,177
    China Telecom Corp., Ltd., Class H.................  3,440,000             1,782,888
    China Unicom Hong Kong, Ltd........................  4,736,000             5,623,397
    China Unicom Hong Kong, Ltd., ADR..................    508,463             6,035,456
    China Vanke Co., Ltd., Class H.....................  1,335,700             5,168,090
    Chongqing Rural Commercial Bank Co., Ltd., Class H.  3,392,000             1,984,204
    CIFI Holdings Group Co., Ltd.......................    626,000               415,980
    CITIC Securities Co., Ltd., Class H................  1,616,000             3,502,729
    CITIC, Ltd.........................................  2,553,000             3,717,816
    CNOOC, Ltd.........................................  1,832,000             3,327,523
    CNOOC, Ltd., Sponsored ADR.........................    104,426            18,972,116
*   COSCO SHIPPING Development Co., Ltd., Class H......  1,035,000               139,950
*   COSCO SHIPPING Holdings Co., Ltd., Class H.........  3,060,000             1,423,472
    Country Garden Holdings Co., Ltd...................  7,976,686            12,854,082
*   Country Garden Services Holdings Co., Ltd..........    542,492             1,002,002
    CRRC Corp., Ltd., Class H..........................  2,686,000             2,346,399

THE EMERGING MARKETS SERIES
CONTINUED



                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
CHINA -- (Continued)
    CSC Financial Co., Ltd., Class H...................    542,500           $   463,151
    CSPC Pharmaceutical Group, Ltd.....................  5,148,000             9,936,826
*   Ctrip.com International, Ltd., ADR.................     60,207             2,652,118
    Dali Foods Group Co., Ltd..........................  1,145,500               813,551
    Dalian Port PDA Co., Ltd., Class H.................    155,000                19,975
    Datang International Power Generation Co., Ltd.,
      Class H..........................................  2,836,000               734,229
    Dongfeng Motor Group Co., Ltd., Class H............  3,018,000             2,932,040
    ENN Energy Holdings, Ltd...........................    709,600             6,706,416
#   Everbright Securities Co., Ltd., Class H...........    129,400               124,312
    Fosun International, Ltd...........................  1,692,222             2,628,702
    Fullshare Holdings, Ltd............................  4,520,000               507,106
    Fuyao Glass Industry Group Co., Ltd., Class H......    716,400             2,519,808
    Geely Automobile Holdings, Ltd.....................  5,029,000            10,130,327
    GF Securities Co., Ltd., Class H...................  1,142,800             1,547,118
#   Great Wall Motor Co., Ltd., Class H................  5,681,500             4,626,450
    Guangdong Investment, Ltd..........................  1,340,000             2,506,694
    Guangshen Railway Co., Ltd., Sponsored ADR.........     27,353               501,927
    Guangzhou Automobile Group Co., Ltd., Class H......  2,175,162             2,342,708
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd., Class H....................................    168,000               871,917
#   Guangzhou R&F Properties Co., Ltd., Class H........  2,051,600             4,081,427
    Guotai Junan Securities Co., Ltd., Class H.........    302,400               646,040
    Haier Electronics Group Co., Ltd...................  1,372,000             3,922,455
    Haitian International Holdings, Ltd................     43,000               107,827
    Haitong Securities Co., Ltd., Class H..............  2,657,600             3,427,491
    Hanergy Thin Film Power Group, Ltd.................  5,416,000             2,588,976
    Hengan International Group Co., Ltd................    853,000             7,499,596
    Huadian Power International Corp., Ltd., Class H...  1,738,000               742,566
    Huaneng Power International, Inc., Sponsored ADR...     33,132               842,547
    Huaneng Power International, Inc., Class H.........  1,598,000             1,022,968
    Huatai Securities Co., Ltd., Class H...............  1,105,800             2,084,013
    Huishang Bank Corp., Ltd., Class H.................    800,800               342,774
    Industrial & Commercial Bank of China, Ltd.,
      Class H.......................................... 37,297,185            28,053,442
*   JD.com, Inc., ADR..................................    302,812             9,166,119
    Jiangsu Expressway Co., Ltd., Class H..............  1,192,000             1,697,447
    Jiangxi Copper Co., Ltd., Class H..................  1,322,000             1,753,594
    Jiayuan International Group, Ltd...................    142,000                63,554
    Kingboard Holdings, Ltd............................    336,000             1,095,518
    Kunlun Energy Co., Ltd.............................  5,458,000             5,773,244
    Lee & Man Paper Manufacturing, Ltd.................    755,000               612,826
    Legend Holdings Corp., Class H.....................    337,700               921,130
    Lenovo Group, Ltd.................................. 10,679,278             9,896,187
    Logan Property Holdings Co., Ltd...................  2,282,000             3,631,505
    Longfor Group Holdings, Ltd........................  1,986,000             7,343,279
    Maanshan Iron & Steel Co., Ltd., Class H...........  1,996,000               920,072
    Metallurgical Corp. of China, Ltd., Class H........  2,643,000               731,580
    Minth Group, Ltd...................................     76,000               240,272
    Momo, Inc., Sponsored ADR..........................    142,815             5,008,522
    NetEase, Inc., ADR.................................     51,056            14,526,964
    New China Life Insurance Co., Ltd., Class H........    465,300             2,580,554
*   New Oriental Education & Technology Group, Inc.,
      Sponsored ADR....................................     25,455             2,429,934
    Nexteer Automotive Group, Ltd......................    331,000               519,023
    Nine Dragons Paper Holdings, Ltd...................  3,616,000             3,346,747
    Orient Securities Co., Ltd., Class H...............    778,800               563,254
    People's Insurance Co. Group of China, Ltd. (The),
      Class H..........................................  5,449,000             2,231,303
    PetroChina Co., Ltd., ADR..........................    118,623             7,507,650
    PetroChina Co., Ltd., Class H......................  3,056,000             1,937,179
    PICC Property & Casualty Co., Ltd., Class H........  6,075,198             6,825,666
    Ping An Insurance Group Co. of China, Ltd., Class H  3,690,000            44,666,184
    Postal Savings Bank of China Co., Ltd., Class H....    958,000               582,972

THE EMERGING MARKETS SERIES
CONTINUED



                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
CHINA -- (Continued)
     Red Star Macalline Group Corp., Ltd., Class H......   350,809         $      332,622
# *  Semiconductor Manufacturing International Corp..... 3,574,600              3,827,356
# *  Semiconductor Manufacturing International Corp.,
       ADR..............................................     8,235                 43,893
#    Shanghai Electric Group Co., Ltd., Class H......... 2,292,000                894,665
     Shanghai Fosun Pharmaceutical Group Co., Ltd.,
       Class H..........................................   511,500              1,759,344
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H   723,000              1,514,113
     Shenzhen International Holdings, Ltd...............   270,500                584,715
     Shenzhou International Group Holdings, Ltd.........   574,000              7,715,033
     Shimao Property Holdings, Ltd...................... 2,297,871              7,003,916
     Sino Biopharmaceutical, Ltd........................ 7,435,000              7,158,320
     Sinopec Engineering Group Co., Ltd., Class H.......   762,000                736,874
     Sinopec Shanghai Petrochemical Co., Ltd.,
       Sponsored ADR....................................     7,417                332,897
     Sinopec Shanghai Petrochemical Co., Ltd., Class H.. 5,113,000              2,315,824
     Sinopharm Group Co., Ltd., Class H................. 1,034,000              4,063,928
#    Sinotruk Hong Kong, Ltd............................ 1,021,000              2,216,427
     Sun Art Retail Group, Ltd.......................... 2,963,500              2,589,903
     Sunac China Holdings, Ltd.......................... 2,940,000             15,151,586
     Sunny Optical Technology Group Co., Ltd............   581,700              7,115,994
     Tencent Holdings, Ltd.............................. 3,697,300            182,231,202
     Tingyi Cayman Islands Holding Corp................. 3,242,000              5,338,693
     TravelSky Technology, Ltd., Class H................   963,000              2,476,902
     Tsingtao Brewery Co., Ltd., Class H................   320,000              2,041,293
     United Energy Group, Ltd........................... 3,164,000                593,349
     Want Want China Holdings, Ltd...................... 6,644,000              5,274,892
# *  Weibo Corp., Sponsored ADR.........................     7,032                481,692
     Weichai Power Co., Ltd., Class H................... 3,524,800              5,771,283
#    Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H..........................................   788,159                860,814
     Yanzhou Coal Mining Co., Ltd., Class H............. 3,460,000              3,693,950
     Yum China Holdings, Inc............................   110,332              5,245,183
*    YY, Inc., ADR......................................    16,883              1,428,471
     Zhejiang Expressway Co., Ltd., Class H.............   904,000                969,626
     Zhongsheng Group Holdings, Ltd..................... 1,061,500              2,792,542
     Zhuzhou CRRC Times Electric Co., Ltd., Class H.....   476,700              2,421,723
     Zijin Mining Group Co., Ltd., Class H.............. 7,745,000              3,025,524
     Zoomlion Heavy Industry Science and Technology
       Co., Ltd., Class H...............................   724,400                425,192
*    ZTE Corp., Class H.................................   319,685              1,019,130
                                                                           --------------
TOTAL CHINA.............................................                    1,094,309,844
                                                                           --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA.................................    51,765              1,102,783
     Bancolombia SA, Sponsored ADR......................   111,500              5,655,280
     Bancolombia SA.....................................   248,044              3,022,635
     Cementos Argos SA..................................   306,742                765,610
     Ecopetrol SA, Sponsored ADR........................   145,775              2,695,380
     Ecopetrol SA....................................... 3,327,922              3,072,403
     Grupo Argos SA.....................................   289,800              1,649,214
     Grupo Aval Acciones y Valores SA, ADR..............    81,955                644,166
     Grupo de Inversiones Suramericana SA...............   272,860              3,038,107
*    Grupo Energia Bogota SA ESP........................   936,969                646,236
     Grupo Nutresa SA...................................   171,224              1,419,254
     Interconexion Electrica SA ESP.....................   600,993              2,940,604
                                                                           --------------
TOTAL COLOMBIA..........................................                       26,651,672
                                                                           --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S............................................   305,092              7,106,399
     Komercni banka A.S.................................    51,559              1,955,943
     Moneta Money Bank A.S..............................    44,477                142,563
     O2 Czech Republic A.S..............................    70,083                763,211

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
CZECH REPUBLIC -- (Continued)
    Philip Morris CR A.S...............................       755           $   452,873
                                                                            -----------
TOTAL CZECH REPUBLIC...................................                      10,420,989
                                                                            -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR.... 1,751,028             7,674,996
    Commercial International Bank Egypt S.A.E., GDR....   110,141               481,867
*   Egyptian Financial Group-Hermes Holding Co., GDR...    33,850                60,591
*   Egyptian Financial Group-Hermes Holding Co., GDR...    17,482                31,472
                                                                            -----------
TOTAL EGYPT............................................                       8,248,926
                                                                            -----------
GREECE -- (0.3%)
    Aegean Airlines SA.................................     4,877                46,118
*   Alpha Bank AE......................................   105,217               163,810
*   Eurobank Ergasias SA...............................   290,840               243,675
*   FF Group...........................................    12,618                28,390
    Hellenic Petroleum SA..............................   109,986             1,020,294
    Hellenic Telecommunications Organization SA........   340,319             4,726,657
    JUMBO SA...........................................   168,373             3,072,979
    Motor Oil Hellas Corinth Refineries SA.............    96,253             2,454,659
*   National Bank of Greece SA.........................   226,062               497,355
    OPAP SA............................................   278,698             3,007,478
*   Piraeus Bank SA....................................    11,341                23,120
    Terna Energy SA....................................    69,082               539,626
    Titan Cement Co. SA................................    61,385             1,330,894
                                                                            -----------
TOTAL GREECE...........................................                      17,155,055
                                                                            -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C...................... 1,279,647            14,735,985
    OTP Bank P.L.C.....................................   262,272            11,663,491
    Richter Gedeon Nyrt................................   151,458             3,005,188
                                                                            -----------
TOTAL HUNGARY..........................................                      29,404,664
                                                                            -----------
INDIA -- (13.6%)
*   3M India, Ltd......................................     1,473               485,528
*   5Paisa Capital, Ltd................................     4,048                16,744
    ABB India, Ltd.....................................    42,536               902,823
    ACC, Ltd...........................................    89,253             2,094,474
    Adani Enterprises, Ltd.............................   274,364               499,708
*   Adani Gas, Ltd.....................................   274,364               520,632
*   Adani Green Energy, Ltd............................   208,791               119,417
    Adani Ports & Special Economic Zone, Ltd........... 1,059,392             5,967,607
*   Adani Power, Ltd................................... 1,288,677               825,862
*   Adani Transmissions, Ltd...........................   323,333             1,013,826
*   Aditya Birla Capital, Ltd..........................   895,470             1,257,513
*   Aditya Birla Fashion and Retail, Ltd...............   411,628             1,288,987
    AIA Engineering, Ltd...............................    15,720               409,364
    Ambuja Cements, Ltd................................   819,644             2,595,900
    Apollo Hospitals Enterprise, Ltd...................   106,015             1,859,108
    Apollo Tyres, Ltd..................................    79,582               235,001
    Ashok Leyland, Ltd................................. 3,332,094             4,173,783
    Asian Paints, Ltd..................................   448,324             9,436,610
    Astral Polytechnik, Ltd............................     7,001               124,861
    Aurobindo Pharma, Ltd..............................   652,018             7,658,331
*   Avenue Supermarts, Ltd.............................    16,071               298,067
*   Axis Bank, Ltd..................................... 1,624,999            17,870,516
    Bajaj Auto, Ltd....................................   152,968             6,574,098
    Bajaj Finance, Ltd.................................   249,497            11,123,179

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Bajaj Finserv, Ltd.................................    46,272           $ 5,001,736
    Bajaj Holdings & Investment, Ltd...................    65,332             2,902,395
    Balkrishna Industries, Ltd.........................   135,519             1,784,735
*   Bank of Baroda.....................................   932,221             1,562,632
    Bata India, Ltd....................................    31,465               658,362
    Bayer CropScience, Ltd.............................     3,410               205,819
    Berger Paints India, Ltd...........................   372,075             1,722,595
    Bharat Electronics, Ltd............................ 1,847,465             2,312,101
    Bharat Forge, Ltd..................................   405,941             2,748,665
    Bharat Heavy Electricals, Ltd...................... 1,489,333             1,512,988
    Bharat Petroleum Corp., Ltd........................   829,380             4,545,032
    Bharti Airtel, Ltd................................. 2,008,582             9,233,966
    Bharti Infratel, Ltd...............................   472,935             1,785,677
    Biocon, Ltd........................................   128,660             1,100,374
    Bosch, Ltd.........................................     6,941             1,796,509
    Britannia Industries, Ltd..........................    63,182             2,632,730
    Cadila Healthcare, Ltd.............................   462,720             2,182,296
*   Canara Bank........................................   283,414             1,058,171
    Castrol India, Ltd.................................   499,613             1,100,146
    Cholamandalam Investment and Finance Co., Ltd......   112,767             2,249,995
    Cipla, Ltd.........................................   555,658             4,497,535
    City Union Bank, Ltd...............................    91,754               269,097
    Coal India, Ltd....................................   745,896             2,708,059
    Colgate-Palmolive India, Ltd.......................   115,396             2,007,809
    Container Corp. Of India, Ltd......................   312,698             2,224,579
    Coromandel International, Ltd......................     5,122                31,889
    Crompton Greaves Consumer Electricals, Ltd.........     6,221                21,237
    Cummins India, Ltd.................................    97,690             1,015,956
    Dabur India, Ltd...................................   743,476             4,251,134
    Dewan Housing Finance Corp., Ltd...................   360,475               688,628
    Divi's Laboratories, Ltd...........................   118,905             2,983,463
    DLF, Ltd...........................................   786,711             1,946,839
    Dr Reddy's Laboratories, Ltd., ADR.................   148,465             6,219,199
    Dr Reddy's Laboratories, Ltd.......................    71,015             2,989,089
    Edelweiss Financial Services, Ltd..................   878,090             1,879,906
    Eicher Motors, Ltd.................................    20,610             6,026,820
    Emami, Ltd.........................................   180,662               998,927
    Endurance Technologies, Ltd........................    12,854               218,619
    Exide Industries, Ltd..............................   403,542             1,241,573
    Federal Bank, Ltd.................................. 2,661,927             3,554,810
*   Future Retail, Ltd.................................   173,866             1,041,570
    GAIL India, Ltd.................................... 1,127,882             5,760,047
    GAIL India, Ltd., GDR..............................    51,184             1,569,748
    General Insurance Corp. of India...................     3,917                13,514
    Gillette India, Ltd................................     1,424               155,797
    GlaxoSmithKline Consumer Healthcare, Ltd...........    13,803             1,447,720
    GlaxoSmithKline Pharmaceuticals, Ltd...............    27,076               498,781
    Glenmark Pharmaceuticals, Ltd......................   177,039             1,614,589
    Godrej Consumer Products, Ltd......................   506,589             4,752,354
    Godrej Industries, Ltd.............................   102,233               758,183
*   Godrej Properties, Ltd.............................    20,013               235,633
    Graphite India, Ltd................................    47,786               264,100
    Grasim Industries, Ltd.............................   377,779             4,892,885
    GRUH Finance, Ltd..................................   249,522             1,141,227
    Havells India, Ltd.................................   234,115             2,605,621
    HCL Technologies, Ltd..............................   862,054            14,630,281
    HDFC Bank, Ltd..................................... 1,383,984            46,006,901
    HEG, Ltd...........................................     9,287               216,666
    Hero MotoCorp, Ltd.................................    85,976             3,097,456

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
INDIA -- (Continued)
    Hindalco Industries, Ltd........................... 2,322,605           $ 6,870,145
    Hindustan Petroleum Corp., Ltd.....................   726,814             3,058,878
    Hindustan Unilever, Ltd............................   992,915            25,013,151
    Honeywell Automation India, Ltd....................       255                88,334
    Housing Development Finance Corp., Ltd............. 1,308,824            37,558,103
    ICICI Bank, Ltd., Sponsored ADR.................... 1,010,599            11,571,353
    ICICI Lombard General Insurance Co., Ltd...........    48,718               761,603
    ICICI Prudential Life Insurance Co., Ltd...........   237,801             1,259,237
*   IDFC First Bank, Ltd............................... 2,686,862             1,920,355
    IIFL Holdings, Ltd.................................   120,008               743,874
    Indiabulls Housing Finance, Ltd....................   888,168             8,828,967
    Indiabulls Ventures, Ltd...........................   103,518               439,158
*   Indian Bank........................................   114,252               415,607
    Indian Hotels Co., Ltd. (The)......................   149,470               330,967
    Indian Oil Corp., Ltd.............................. 1,482,131             3,384,207
    Indraprastha Gas, Ltd..............................   274,014             1,229,141
    IndusInd Bank, Ltd.................................   173,449             3,992,808
    Info Edge India, Ltd...............................    29,418               817,717
    Infosys, Ltd., Sponsored ADR....................... 1,695,776            18,246,550
    Infosys, Ltd....................................... 3,610,458            38,758,739
    InterGlobe Aviation, Ltd...........................   133,462             2,907,830
    ITC, Ltd........................................... 4,651,620            20,171,803
*   Jindal Steel & Power, Ltd.......................... 1,051,483             2,694,349
    JSW Steel, Ltd..................................... 2,677,650            11,935,549
    Jubilant Foodworks, Ltd............................   107,404             2,056,247
    Kansai Nerolac Paints, Ltd.........................   127,527               806,719
    Kotak Mahindra Bank, Ltd...........................   538,866            10,734,568
    L&T Finance Holdings, Ltd.......................... 1,403,145             2,640,362
    Larsen & Toubro Infotech, Ltd......................    76,384             1,878,559
    Larsen & Toubro, Ltd...............................   562,297            10,896,976
    LIC Housing Finance, Ltd...........................   915,481             6,535,507
    Lupin, Ltd.........................................   490,576             6,145,278
    Mahindra & Mahindra Financial Services, Ltd........   539,797             3,096,178
    Mahindra & Mahindra, Ltd...........................   947,433             8,802,313
    Mangalore Refinery & Petrochemicals, Ltd...........   285,511               299,465
    Marico, Ltd........................................   748,884             3,873,842
    Maruti Suzuki India, Ltd...........................   138,331            13,199,522
    Mindtree, Ltd......................................   189,573             2,671,744
    Motherson Sumi Systems, Ltd........................ 1,437,389             3,031,087
    Motilal Oswal Financial Services, Ltd..............    23,089               235,353
    Mphasis, Ltd.......................................   170,865             2,369,580
    MRF, Ltd...........................................     2,969             2,268,756
    Muthoot Finance, Ltd...............................   360,148             3,092,329
    Natco Pharma, Ltd..................................     5,022                39,004
    NBCC India, Ltd....................................   239,532               199,873
    Nestle India, Ltd..................................    37,106             5,798,744
    NHPC, Ltd.......................................... 3,026,547             1,016,385
    NTPC, Ltd.......................................... 1,784,906             3,426,496
    Oberoi Realty, Ltd.................................    85,041               620,091
    Odisha Cement, Ltd.................................    78,770             1,295,973
    Oil & Natural Gas Corp., Ltd.......................   974,121             2,371,651
    Oil India, Ltd.....................................   345,413               903,844
    Oracle Financial Services Software, Ltd............    36,515             1,848,231
    Page Industries, Ltd...............................     6,472             2,158,182
    Petronet LNG, Ltd.................................. 1,989,103             6,870,881
    Pfizer, Ltd........................................     2,325               105,374
    PI Industries, Ltd.................................       805                12,155
    Pidilite Industries, Ltd...........................   195,176             3,457,196
    Piramal Enterprises, Ltd...........................   119,497             4,040,528

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
INDIA -- (Continued)
     PNB Housing Finance, Ltd...........................     26,993          $    274,985
     Power Finance Corp., Ltd...........................  1,462,437             2,424,201
     Power Grid Corp. of India, Ltd.....................  1,910,627             5,125,461
     Procter & Gamble Hygiene & Health Care, Ltd........     10,744             1,578,662
*    Punjab National Bank...............................  1,362,458             1,666,122
     Rajesh Exports, Ltd................................    161,667             1,557,373
     Ramco Cements, Ltd. (The)..........................     96,533             1,073,614
     RBL Bank, Ltd......................................    362,712             3,525,090
     REC, Ltd...........................................  2,124,950             4,502,009
     Reliance Industries, Ltd...........................  3,145,620            63,001,853
     Reliance Industries, Ltd., GDR.....................      3,374               135,129
     Sanofi India, Ltd..................................        529                42,643
     SBI Life Insurance Co., Ltd........................     26,108               240,407
     Shree Cement, Ltd..................................     10,928             3,107,463
     Shriram Transport Finance Co., Ltd.................    342,689             5,469,217
     Siemens, Ltd.......................................     82,309             1,387,626
     SRF, Ltd...........................................      7,970               293,955
*    State Bank of India................................  1,485,493             6,650,430
*    Steel Authority of India, Ltd......................    899,628               722,064
     Sun Pharmaceutical Industries, Ltd.................    747,796             4,901,227
     Sun TV Network, Ltd................................    154,048             1,272,630
     Sundaram Finance Holdings, Ltd.....................     27,690                31,872
     Sundaram Finance, Ltd..............................     46,405               962,308
     Supreme Industries, Ltd............................      3,625                59,544
     Tata Chemicals, Ltd................................    100,083               828,501
     Tata Communications, Ltd...........................    109,030               887,484
     Tata Consultancy Services, Ltd.....................  1,381,009            44,807,519
     Tata Global Beverages, Ltd.........................    335,765             1,009,782
# *  Tata Motors, Ltd., Sponsored ADR...................     41,094               632,848
*    Tata Motors, Ltd...................................  4,224,425            13,042,587
     Tata Power Co., Ltd. (The).........................  1,856,520             1,806,700
     Tata Steel, Ltd....................................    841,300             6,769,412
     Tech Mahindra, Ltd.................................    939,022            11,291,990
     Titan Co., Ltd.....................................    364,783             6,090,957
     Torrent Pharmaceuticals, Ltd.......................    105,606             2,733,726
     TVS Motor Co., Ltd.................................    131,305               922,739
     UltraTech Cement, Ltd..............................     79,522             5,279,619
     United Breweries, Ltd..............................     88,189             1,800,058
*    United Spirits, Ltd................................    345,436             2,787,070
     UPL, Ltd...........................................  1,089,936            15,182,633
     Vadafone Idea, Ltd................................. 12,766,215             2,835,764
     Vakrangee, Ltd.....................................     90,055                81,351
     Vedanta, Ltd.......................................  4,103,469             9,881,279
     Vodafone Idea, Ltd.................................  5,576,048             1,230,508
     Voltas, Ltd........................................    141,440             1,226,774
     Whirlpool of India, Ltd............................     13,680               273,666
     Wipro, Ltd.........................................  1,877,725             8,069,303
     Yes Bank, Ltd......................................  3,352,181             8,040,031
     Zee Entertainment Enterprises, Ltd.................    890,630             5,566,882
                                                                             ------------
TOTAL INDIA.............................................                      846,809,590
                                                                             ------------
INDONESIA -- (2.7%)
     Ace Hardware Indonesia Tbk PT......................  5,621,000               651,242
     Adaro Energy Tbk PT................................ 56,601,000             5,192,459
     Astra Agro Lestari Tbk PT..........................  1,255,245               958,170
     Astra International Tbk PT......................... 22,239,310            11,905,111
     Bank Central Asia Tbk PT...........................  8,457,600            17,084,977
     Bank Danamon Indonesia Tbk PT......................  4,749,479             2,951,145
     Bank Mandiri Persero Tbk PT........................ 15,448,034             8,416,149

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
INDONESIA -- (Continued)
    Bank Negara Indonesia Persero Tbk PT............... 13,179,322          $  8,894,168
*   Bank Pan Indonesia Tbk PT..........................  3,188,400               289,766
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  1,514,200               215,925
*   Bank Permata Tbk PT................................  7,825,200               516,546
    Bank Rakyat Indonesia Persero Tbk PT............... 63,168,800            19,421,570
    Bank Tabungan Negara Persero Tbk PT................  9,133,700             1,626,453
    Barito Pacific Tbk PT.............................. 12,319,700             3,486,401
    Bayan Resources Tbk PT.............................     79,500                97,124
    Bukit Asam Tbk PT..................................  8,340,900             2,320,463
*   Bumi Serpong Damai Tbk PT.......................... 14,811,100             1,493,010
    Charoen Pokphand Indonesia Tbk PT.................. 11,695,400             4,329,116
    Gudang Garam Tbk PT................................    812,100             4,818,841
    Indah Kiat Pulp & Paper Corp. Tbk PT...............  4,970,400             2,583,859
    Indo Tambangraya Megah Tbk PT......................    623,300               841,732
    Indocement Tunggal Prakarsa Tbk PT.................  1,672,900             2,586,907
    Indofood CBP Sukses Makmur Tbk PT..................  3,456,800             2,361,936
    Indofood Sukses Makmur Tbk PT...................... 14,411,400             7,036,555
    Indosat Tbk PT.....................................  1,720,800               315,341
    Japfa Comfeed Indonesia Tbk PT.....................  1,452,100               159,128
    Jasa Marga Persero Tbk PT..........................  3,871,113             1,658,807
    Kalbe Farma Tbk PT................................. 27,775,800             3,013,523
    Matahari Department Store Tbk PT...................  3,036,900               869,512
    Mayora Indah Tbk PT................................ 18,503,625             3,377,791
    Media Nusantara Citra Tbk PT.......................  6,042,300               398,897
*   Mitra Keluarga Karyasehat Tbk PT...................  2,587,500               392,068
    Pabrik Kertas Tjiwi Kimia Tbk PT...................    493,400               349,216
    Pakuwon Jati Tbk PT................................ 46,392,900             2,327,193
    Perusahaan Gas Negara Persero Tbk.................. 14,270,600             2,325,935
    Sarana Menara Nusantara Tbk PT..................... 15,733,500               856,200
    Semen Baturaja Persero Tbk PT......................  1,298,200                89,312
    Semen Indonesia Persero Tbk PT.....................  4,499,500             4,271,320
    Sinar Mas Agro Resources & Technology Tbk PT.......  1,035,900               267,804
*   Smartfren Telecom Tbk PT........................... 16,517,200               361,791
    Surya Citra Media Tbk PT...........................  8,971,800             1,171,353
    Telekomunikasi Indonesia Persero Tbk PT............ 37,216,900             9,910,386
    Telekomunikasi Indonesia Persero Tbk PT, Sponsored
      ADR..............................................    196,768             5,263,544
*   Totalindo Eka Persada Tbk PT.......................    722,000                34,964
    Tower Bersama Infrastructure Tbk PT................  2,333,400               647,549
    Unilever Indonesia Tbk PT..........................  2,015,700             6,437,659
    United Tractors Tbk PT.............................  4,272,296             8,158,505
*   Vale Indonesia Tbk PT..............................  4,292,200               920,020
    Waskita Karya Persero Tbk PT....................... 15,857,379             2,364,474
*   XL Axiata Tbk PT................................... 12,061,400             2,473,106
                                                                            ------------
TOTAL INDONESIA........................................                      168,495,023
                                                                            ------------
MALAYSIA -- (2.9%)
    AFFIN Bank Bhd.....................................    538,890               292,104
#   AirAsia Group Bhd..................................  6,063,200             4,005,381
    Alliance Bank Malaysia Bhd.........................  1,892,200             1,859,291
    AMMB Holdings Bhd..................................  3,674,859             3,972,870
    Astro Malaysia Holdings Bhd........................  2,812,500               986,909
    Axiata Group Bhd...................................  4,573,695             4,394,232
    Batu Kawan Bhd.....................................    105,400               428,331
    BIMB Holdings Bhd..................................  1,193,855             1,339,921
    Boustead Holdings Bhd..............................    264,800                81,999
    British American Tobacco Malaysia Bhd..............    247,500             2,088,180
    Bursa Malaysia Bhd.................................    406,600               663,834
    Carlsberg Brewery Malaysia Bhd, Class B............     35,900               219,382
    CIMB Group Holdings Bhd............................  4,938,173             6,298,409

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
MALAYSIA -- (Continued)
    Dialog Group Bhd...................................  1,487,318          $  1,157,754
    DiGi.Com Bhd.......................................  5,082,520             5,654,688
*   FGV Holdings Bhd...................................  3,312,000               999,948
    Fraser & Neave Holdings Bhd........................    118,800             1,003,066
    Gamuda Bhd.........................................  2,962,200             2,507,461
    Genting Bhd........................................  5,238,500             8,924,013
    Genting Malaysia Bhd...............................  4,360,000             3,355,761
#   Genting Plantations Bhd............................    415,400             1,054,197
    HAP Seng Consolidated Bhd..........................    973,700             2,328,015
#   Hartalega Holdings Bhd.............................  2,213,600             2,694,217
    Heineken Malaysia Bhd..............................     44,800               265,549
    Hong Leong Bank Bhd................................    446,566             2,159,771
    Hong Leong Financial Group Bhd.....................    667,383             3,102,288
    IHH Healthcare Bhd.................................  1,798,500             2,419,161
    IJM Corp. Bhd......................................  5,975,162             3,382,877
    Inari Amertron Bhd.................................  3,266,200             1,368,387
    IOI Corp. Bhd......................................  3,070,405             3,346,496
#   IOI Properties Group Bhd...........................  2,847,529               943,986
    Kuala Lumpur Kepong Bhd............................    692,500             4,148,332
    Lotte Chemical Titan Holding Bhd...................      9,800                 8,374
    Malayan Banking Bhd................................  4,762,143            10,655,785
    Malaysia Airports Holdings Bhd.....................  2,790,541             5,153,729
    Malaysia Building Society Bhd......................  3,920,810               944,067
    Maxis Bhd..........................................  2,881,400             3,736,348
    MISC Bhd...........................................  2,133,598             3,564,433
    MMC Corp. Bhd......................................  1,596,500               405,494
    Nestle Malaysia Bhd................................     44,500             1,571,388
    Petronas Chemicals Group Bhd.......................  3,389,400             7,379,073
    Petronas Dagangan Bhd..............................    307,800             1,801,299
    Petronas Gas Bhd...................................    890,500             3,810,320
    PPB Group Bhd......................................    947,980             4,292,922
#   Press Metal Aluminium Holdings Bhd.................  1,919,800             2,207,505
    Public Bank Bhd....................................  3,656,014            19,903,116
    QL Resources Bhd...................................    831,990             1,371,788
    RHB Bank Bhd.......................................  1,697,005             2,448,045
*   Sapura Energy Bhd..................................  1,536,800               120,461
    Sime Darby Bhd.....................................  4,705,061             2,642,763
    Sime Darby Plantation Bhd..........................  3,100,461             3,864,847
    Sime Darby Property Bhd............................  3,068,061               823,857
    SP Setia Bhd Group.................................  1,667,711               915,347
#   Sunway Bhd.........................................  3,620,874             1,463,525
#   Telekom Malaysia Bhd...............................  1,604,564             1,130,416
    Tenaga Nasional Bhd................................  3,718,850            11,067,788
#   Top Glove Corp. Bhd................................  2,541,300             2,995,041
    UMW Holdings Bhd...................................    936,466             1,235,562
    United Plantations Bhd.............................     46,700               301,858
    Westports Holdings Bhd.............................  1,630,900             1,502,078
    YTL Corp. Bhd...................................... 13,545,299             3,696,800
    YTL Power International Bhd........................  2,843,597               611,861
                                                                            ------------
TOTAL MALAYSIA.........................................                      179,072,700
                                                                            ------------
MEXICO -- (3.6%)
    Alfa S.A.B. de C.V., Class A....................... 11,166,689            11,250,479
    America Movil S.A.B. de C.V., Sponsored ADR,
      Class L..........................................    109,448             1,616,547
#   America Movil S.A.B. de C.V., Series L............. 48,207,854            35,778,745
    Arca Continental S.A.B. de C.V.....................    697,902             3,968,868
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand, ADR...........    122,692             1,034,294

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
MEXICO -- (Continued)
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, Class B.......  2,874,373          $  4,826,063
#    Becle S.A.B. de C.V................................    789,596             1,218,688
# *  Cemex S.A.B. de C.V................................ 24,758,419            11,466,494
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR......     25,753             1,651,282
     Coca-Cola Femsa S.A.B. de C.V......................    390,519             2,483,880
     El Puerto de Liverpool S.A.B. de C.V...............    293,210             1,896,811
#    Fomento Economico Mexicano S.A.B. de C.V...........  1,232,252            12,043,183
#    Gruma S.A.B. de C.V., Class B......................    573,607             5,733,725
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       ADR..............................................     13,641             1,382,788
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B..........................................    533,221             5,403,160
     Grupo Aeroportuario del Sureste S.A.B. de C.V.,
       ADR..............................................     32,374             5,327,142
#    Grupo Bimbo S.A.B. de C.V., Class A................  2,617,893             5,813,627
     Grupo Carso S.A.B. de C.V., Series A1..............    793,269             3,079,722
#    Grupo Elektra S.A.B. de C.V........................     95,655             5,096,151
     Grupo Financiero Banorte S.A.B. de C.V.............  2,860,580            18,125,193
     Grupo Financiero Inbursa S.A.B. de C.V.............  3,950,124             6,036,322
     Grupo Lala S.A.B. de C.V...........................    676,654               904,454
#    Grupo Mexico S.A.B. de C.V., Series B..............  6,360,255            18,670,369
     Grupo Televisa S.A.B., Sponsored ADR...............    202,737             2,055,753
#    Grupo Televisa S.A.B., Series CPO..................  3,716,830             7,571,783
# *  Impulsora del Desarrollo y el Empleo en America
       Latina S.A.B. de C.V.............................  2,300,948             4,259,565
#    Industrias Penoles S.A.B. de C.V...................    374,851             4,310,507
     Infraestructura Energetica Nova S.A.B. de C.V......    759,365             3,318,611
     Kimberly-Clark de Mexico S.A.B. de C.V., Class A...  2,758,212             4,763,427
     Megacable Holdings S.A.B. de C.V...................    250,780             1,101,923
#    Mexichem S.A.B. de C.V.............................  3,426,482             7,958,117
*    Organizacion Soriana S.A.B. de C.V., Class B.......  1,059,965             1,283,739
#    Promotora y Operadora de Infraestructura S.A.B. de
       C.V..............................................    284,767             2,890,217
     Wal-Mart de Mexico S.A.B. de C.V...................  7,198,435            21,149,811
                                                                             ------------
TOTAL MEXICO............................................                      225,471,440
                                                                             ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR........................     15,158               144,004
     Cia de Minas Buenaventura SAA, ADR.................    125,122             2,028,228
     Credicorp, Ltd.....................................     70,995            16,818,715
     Grana y Montero SAA, Sponsored ADR.................    108,988               392,357
                                                                             ------------
TOTAL PERU..............................................                       19,383,304
                                                                             ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc.......................  2,290,670             2,445,439
     Aboitiz Power Corp.................................  1,962,800             1,421,081
     Alliance Global Group, Inc.........................  9,328,900             2,678,501
     Ayala Corp.........................................    321,242             5,572,217
     Ayala Land, Inc....................................  9,812,818             9,232,028
     Bank of the Philippine Islands.....................  1,087,292             1,771,526
     BDO Unibank, Inc...................................  1,553,962             4,000,799
     Bloomberry Resorts Corp............................  1,369,000               334,829
     DMCI Holdings, Inc................................. 12,758,800             2,733,118
     Emperador, Inc.....................................  1,850,900               263,980
     Globe Telecom, Inc.................................     65,910             2,252,786
     GT Capital Holdings, Inc...........................    155,895             2,589,950
     International Container Terminal Services, Inc.....  1,859,110             4,510,271
     JG Summit Holdings, Inc............................  3,900,510             4,938,843
     Jollibee Foods Corp................................    639,740             3,739,512
     LT Group, Inc......................................  4,703,300             1,448,179
     Manila Electric Co.................................    295,630             2,187,156
     Megaworld Corp..................................... 27,678,000             2,975,688

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
PHILIPPINES -- (Continued)
    Metro Pacific Investments Corp..................... 20,451,700           $ 1,793,981
    Metropolitan Bank & Trust Co.......................  1,471,167             2,097,229
*   Philippine National Bank...........................     43,048                43,358
#   PLDT, Inc., Sponsored ADR..........................    121,988             2,885,016
    PLDT, Inc..........................................    117,390             2,769,370
    Puregold Price Club, Inc...........................  2,074,700             1,669,979
    Robinsons Land Corp................................  3,184,682             1,496,240
    Robinsons Retail Holdings, Inc.....................    541,860               811,009
    San Miguel Corp....................................  1,462,960             5,070,460
    Security Bank Corp.................................    429,970             1,485,422
    Semirara Mining & Power Corp.......................  1,838,000               841,225
    SM Investments Corp................................    189,763             3,462,042
    SM Prime Holdings, Inc.............................  7,730,810             6,153,822
*   Top Frontier Investment Holdings, Inc..............     36,799               189,645
    Universal Robina Corp..............................  1,309,160             3,824,195
                                                                             -----------
TOTAL PHILIPPINES......................................                       89,688,896
                                                                             -----------
POLAND -- (1.6%)
*   Alior Bank SA......................................    227,085             3,497,528
    AmRest Holdings SE.................................     39,645               428,031
    Bank Handlowy w Warszawie SA.......................     53,319               868,024
*   Bank Millennium SA.................................  1,435,638             3,627,263
#   Bank Pekao SA......................................    120,869             3,607,462
    CCC SA.............................................     41,478             2,255,875
*   CD Projekt SA......................................     82,087             4,619,419
*   Cyfrowy Polsat SA..................................    563,870             3,914,606
*   Dino Polska SA.....................................     82,960             2,754,583
    Grupa Azoty SA.....................................     80,163               868,528
    Grupa Lotos SA.....................................    352,784             7,686,446
#   ING Bank Slaski SA.................................     38,424             1,940,144
*   Jastrzebska Spolka Weglowa SA......................    115,275             1,754,893
*   KGHM Polska Miedz SA...............................    384,416            10,379,394
    LPP SA.............................................      2,207             4,948,548
    mBank SA...........................................     30,837             3,577,762
*   Orange Polska SA...................................    531,341               687,090
*   PGE Polska Grupa Energetyczna SA...................  1,838,184             4,576,222
    Polski Koncern Naftowy Orlen S.A...................    565,808            14,526,818
    Polskie Gornictwo Naftowe i Gazownictwo SA.........  1,863,953             2,834,458
    Powszechna Kasa Oszczednosci Bank Polski SA........    665,637             6,851,311
    Powszechny Zaklad Ubezpieczen SA...................    808,411             8,898,439
    Santander Bank Polska SA...........................     33,813             3,516,503
*   Tauron Polska Energia SA...........................    463,794               210,358
                                                                             -----------
TOTAL POLAND...........................................                       98,829,705
                                                                             -----------
RUSSIA -- (1.8%)
    Gazprom PJSC, Sponsored ADR........................  2,221,918            11,108,108
    Gazprom PJSC, Sponsored ADR........................     42,939               215,554
    Lukoil PJSC, Sponsored ADR(BYZF386)................     68,365             5,845,208
    Lukoil PJSC, Sponsored ADR(BYZDW2900)..............    171,816            14,588,323
    Magnitogorsk Iron & Steel Works PJSC, GDR..........    199,210             1,774,858
*   Mail.Ru Group, Ltd., GDR...........................     52,592             1,214,875
    MMC Norilsk Nickel PJSC, ADR.......................     36,191               810,859
    MMC Norilsk Nickel PJSC, ADR.......................    406,377             9,035,237
    Novatek PJSC, GDR..................................     41,558             8,017,684
    Novolipetsk Steel PJSC, GDR........................    111,869             2,954,689
    PhosAgro PJSC, GDR.................................     83,207             1,050,025
    PhosAgro PJSC, GDR.................................     27,937               351,727
    Rosneft Oil Co. PJSC, GDR..........................     71,061               472,698

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
RUSSIA -- (Continued)
     Rosneft Oil Co. PJSC, GDR..........................   700,727          $  4,669,225
     Rostelecom PJSC, Sponsored ADR.....................    20,806               140,753
     Rostelecom PJSC, Sponsored ADR.....................    78,867               542,645
     RusHydro PJSC, ADR.................................    12,131                 9,417
     RusHydro PJSC, ADR................................. 1,196,354               941,454
     Sberbank of Russia PJSC, Sponsored ADR............. 1,818,206            26,062,001
     Severstal PJSC, GDR................................   191,829             3,108,134
     Severstal PJSC, GDR................................     3,447                55,807
     Tatneft PJSC, Sponsored ADR........................   137,960             9,714,772
     Tatneft PJSC, Sponsored ADR........................    26,646             1,872,548
     VEON, Ltd..........................................   346,509               810,831
     VTB Bank PJSC, GDR................................. 1,358,280             1,519,125
     VTB Bank PJSC, GDR................................. 1,913,221             2,135,155
     X5 Retail Group NV, GDR............................   104,478             3,170,907
                                                                            ------------
TOTAL RUSSIA............................................                     112,192,619
                                                                            ------------
SOUTH AFRICA -- (7.2%)
     Absa Group, Ltd.................................... 2,048,444            23,597,404
     Anglo American Platinum, Ltd.......................    87,998             4,451,591
     AngloGold Ashanti, Ltd.............................    30,125               358,423
     AngloGold Ashanti, Ltd., Sponsored ADR............. 1,637,102            19,317,804
     Aspen Pharmacare Holdings, Ltd.....................   574,874             4,142,476
#    Assore, Ltd........................................    37,362               969,716
     AVI, Ltd...........................................   384,243             2,469,543
     Bid Corp., Ltd.....................................   668,539            14,133,564
     Bidvest Group, Ltd. (The)..........................   983,621            14,960,971
     Capitec Bank Holdings, Ltd.........................    75,595             7,071,085
     Clicks Group, Ltd..................................   444,655             6,085,608
     Discovery, Ltd.....................................   761,043             7,669,145
     Distell Group Holdings, Ltd........................    19,337               185,201
     Exxaro Resources, Ltd..............................   631,839             7,230,263
     FirstRand, Ltd..................................... 4,821,116            22,943,864
     Foschini Group, Ltd. (The).........................   501,026             6,491,789
     Gold Fields, Ltd...................................    61,553               231,976
     Gold Fields, Ltd., Sponsored ADR................... 3,517,277            13,189,789
# *  Impala Platinum Holdings, Ltd...................... 1,026,619             4,128,747
     Imperial Logistics, Ltd............................   555,326             2,429,264
     Investec, Ltd......................................   738,692             4,726,844
     Kumba Iron Ore, Ltd................................   164,394             4,943,970
     Liberty Holdings, Ltd..............................   287,868             2,083,985
     Life Healthcare Group Holdings, Ltd................ 3,722,374             6,789,538
     MMI Holdings, Ltd..................................   965,496             1,207,272
     Mondi, Ltd.........................................   295,967             6,540,104
#    Mr. Price Group, Ltd...............................   439,100             6,654,620
#    MTN Group, Ltd..................................... 4,040,869            29,276,612
*    Multichoice Group, Ltd.............................   269,196             2,417,213
     Naspers, Ltd., Class N.............................   269,196            69,250,754
     Nedbank Group, Ltd.................................   764,770            14,265,789
     NEPI Rockcastle P.L.C..............................   355,850             2,970,847
     Netcare, Ltd....................................... 2,825,287             4,755,674
     Oceana Group, Ltd..................................   114,893               561,326
     Old Mutual, Ltd....................................    77,296               124,330
     Pick n Pay Stores, Ltd.............................   261,842             1,271,275
     Pioneer Foods Group, Ltd...........................    31,622               190,445
     PSG Group, Ltd.....................................   301,924             5,599,522
     Sanlam, Ltd........................................ 3,708,837            19,859,275
     Sappi, Ltd......................................... 1,893,884             9,043,418
     Sasol, Ltd., Sponsored ADR.........................   742,393            24,498,969
     Shoprite Holdings, Ltd.............................   724,615             8,746,822

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH AFRICA -- (Continued)
*    Sibanye Gold, Ltd.................................. 3,531,257          $  3,324,602
     SPAR Group, Ltd. (The).............................   287,889             3,908,806
     Standard Bank Group, Ltd........................... 2,064,368            28,830,652
# *  Steinhoff International Holdings NV................ 3,896,458               560,386
#    Telkom SA SOC, Ltd.................................    77,207               459,517
     Tiger Brands, Ltd..................................   444,130             7,725,298
     Truworths International, Ltd.......................   821,083             4,353,556
#    Vodacom Group, Ltd.................................   888,759             7,172,247
#    Woolworths Holdings, Ltd........................... 2,502,184             8,354,182
                                                                            ------------
TOTAL SOUTH AFRICA......................................                     452,526,073
                                                                            ------------
SOUTH KOREA -- (15.5%)
     Amorepacific Corp..................................    27,561             4,907,866
     AMOREPACIFIC Group.................................    27,890             1,796,969
     BGF Co., Ltd.......................................   212,223             1,497,431
     BGF retail Co., Ltd................................     5,922             1,109,124
     BNK Financial Group, Inc...........................   525,177             3,151,615
*    Celltrion Pharm, Inc...............................    11,585               590,334
# *  Celltrion, Inc.....................................    79,315            14,425,747
     Cheil Worldwide, Inc...............................    93,735             2,045,004
     CJ CGV Co., Ltd....................................     4,832               177,905
     CJ CheilJedang Corp................................    19,918             5,373,410
     CJ Corp............................................    44,364             4,537,450
     CJ ENM Co., Ltd....................................    13,021             2,443,372
# *  CJ Logistics Corp..................................    10,274             1,387,268
     Com2uSCorp.........................................    11,105               949,501
     Cosmax, Inc........................................     6,422               762,960
     Cuckoo Holdings Co., Ltd...........................       768                95,619
     Daelim Industrial Co., Ltd.........................    58,487             4,852,942
*    Daewoo Engineering & Construction Co., Ltd.........   249,616             1,078,781
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd..    71,856             1,790,947
     Daewoong Pharmaceutical Co., Ltd...................     1,896               330,205
     DB Insurance Co., Ltd..............................   171,260            10,033,254
#    DGB Financial Group, Inc...........................   320,239             2,308,509
     Dongsuh Cos., Inc..................................    31,182               522,465
     Doosan Bobcat, Inc.................................    62,510             1,714,077
#    Doosan Corp........................................    16,851             1,481,489
*    Doosan Heavy Industries & Construction Co., Ltd....   239,641             1,436,252
# *  Doosan Infracore Co., Ltd..........................   492,270             3,067,152
     Douzone Bizon Co., Ltd.............................    19,977               978,725
     E-MART, Inc........................................    42,516             6,270,342
     Fila Korea, Ltd....................................    75,486             5,338,489
     Grand Korea Leisure Co., Ltd.......................    41,934               835,480
     Green Cross Corp...................................     4,294               530,202
     Green Cross Holdings Corp..........................    23,565               491,891
     GS Engineering & Construction Corp.................   155,729             5,418,317
     GS Holdings Corp...................................   190,987             8,511,302
     GS Home Shopping, Inc..............................     4,597               674,386
     GS Retail Co., Ltd.................................    53,143             1,783,382
     Hana Financial Group, Inc..........................   580,821            18,319,521
*    Hanall Biopharma Co., Ltd..........................    12,811               358,886
#    Hanjin Kal Corp....................................    63,239             2,004,661
     Hankook Tire Co., Ltd..............................   148,630             5,057,272
     Hanmi Pharm Co., Ltd...............................     6,448             2,402,783
     Hanmi Science Co., Ltd.............................    10,613               684,473
     Hanon Systems......................................   266,528             2,865,933
#    Hanssem Co., Ltd...................................    16,476             1,454,210
*    Hanwha Aerospace Co., Ltd..........................    61,456             1,626,771
     Hanwha Chemical Corp...............................   268,962             4,753,249

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
     Hanwha Corp........................................   166,569           $ 4,226,231
     Hanwha Life Insurance Co., Ltd..................... 1,038,851             3,551,606
     HDC Holdings Co., Ltd..............................   163,056             2,404,418
     Hite Jinro Co., Ltd................................    48,621               845,413
# *  HLB, Inc...........................................    28,982             2,084,789
#    Hotel Shilla Co., Ltd..............................    55,107             5,437,084
# *  Hugel, Inc.........................................     2,135               758,927
*    Hyosung Advanced Materials Corp....................     7,969               884,456
     Hyosung Chemical Corp..............................     5,674               672,552
     Hyosung Corp.......................................    39,608             2,546,914
     Hyosung TNC Co., Ltd...............................     7,698             1,095,215
     Hyundai Construction Equipment Co., Ltd............    16,066               674,953
     Hyundai Department Store Co., Ltd..................    28,328             2,463,339
     Hyundai Elevator Co., Ltd..........................    16,325             1,202,185
     Hyundai Engineering & Construction Co., Ltd........   115,296             5,187,551
     Hyundai Glovis Co., Ltd............................    27,895             3,816,016
     Hyundai Greenfood Co., Ltd.........................    51,951               620,735
*    Hyundai Heavy Industries Co., Ltd..................    60,096             6,417,032
     Hyundai Heavy Industries Holdings Co., Ltd.........    20,482             5,999,524
     Hyundai Home Shopping Network Corp.................     5,020               430,046
     Hyundai Marine & Fire Insurance Co., Ltd...........   208,568             6,826,452
# *  Hyundai Merchant Marine Co., Ltd...................   188,580               649,879
#    Hyundai Mipo Dockyard Co., Ltd.....................    40,720             1,964,055
     Hyundai Mobis Co., Ltd.............................    59,300            11,828,874
     Hyundai Motor Co...................................   128,680            15,274,378
# *  Hyundai Rotem Co., Ltd.............................    32,868               609,922
     Hyundai Steel Co...................................   191,753             7,615,088
     Hyundai Wia Corp...................................    18,822               805,313
# *  Iljin Materials Co., Ltd...........................    17,651               566,178
     Industrial Bank of Korea...........................   481,487             5,838,586
     Innocean Worldwide, Inc............................     3,114               189,859
     Jeil Pharmaceutical Co., Ltd.......................       157                 5,736
#    Kakao Corp.........................................    28,969             2,982,729
     Kangwon Land, Inc..................................   104,801             3,052,936
     KB Financial Group, Inc............................   413,344            16,321,028
#    KB Financial Group, Inc., ADR......................    63,998             2,529,841
     KCC Corp...........................................    11,809             3,588,919
     KEPCO Plant Service & Engineering Co., Ltd.........    30,975               972,267
     Kia Motors Corp....................................   410,443            15,910,367
#    KIWOOM Securities Co., Ltd.........................    25,281             1,783,452
     Koh Young Technology, Inc..........................     2,393               198,104
     Kolon Industries, Inc..............................    40,014             1,586,499
     Korea Aerospace Industries, Ltd....................    37,044             1,109,710
# *  Korea Electric Power Corp., Sponsored ADR..........   130,759             1,591,337
*    Korea Electric Power Corp..........................   150,306             3,638,688
     Korea Gas Corp.....................................    41,078             1,622,268
     Korea Investment Holdings Co., Ltd.................    87,714             5,149,288
     Korea Kolmar Co., Ltd..............................    15,861             1,006,965
     Korea Petrochemical Ind Co., Ltd...................     3,924               505,153
     Korea Zinc Co., Ltd................................     9,767             3,788,343
     Korean Air Lines Co., Ltd..........................   185,901             5,279,662
     Korean Reinsurance Co..............................    69,779               544,829
     KT Corp., Sponsored ADR............................    82,100               987,663
     KT&G Corp..........................................    98,283             8,597,030
     Kumho Petrochemical Co., Ltd.......................    36,680             2,888,079
*    Kumho Tire Co., Inc................................   149,636               579,294
     LG Chem, Ltd.......................................    41,518            12,879,028
     LG Corp............................................   147,582             9,228,768
# *  LG Display Co., Ltd., ADR..........................   808,137             6,747,944

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
SOUTH KOREA -- (Continued)
# *  LG Display Co., Ltd................................   525,059          $  8,928,504
     LG Electronics, Inc................................   226,351            14,706,488
     LG Household & Health Care, Ltd....................    13,212            16,099,175
     LG Innotek Co., Ltd................................    40,182             4,214,970
     LG Uplus Corp......................................   427,869             5,241,039
     LIG Nex1 Co., Ltd..................................     2,016                64,611
     Lotte Chemical Corp................................    42,891             9,882,509
     Lotte Chilsung Beverage Co., Ltd...................        40                59,273
     Lotte Confectionery Co., Ltd.......................       237                37,453
     Lotte Corp.........................................    22,342               938,843
     LOTTE Fine Chemical Co., Ltd.......................    26,238             1,081,457
     LOTTE Himart Co., Ltd..............................    14,100               573,871
     Lotte Shopping Co., Ltd............................    21,751             3,320,893
     LS Corp............................................    41,095             1,744,850
     LS Industrial Systems Co., Ltd.....................    29,426             1,212,956
     Macquarie Korea Infrastructure Fund................   501,890             4,834,378
#    Mando Corp.........................................    96,447             2,761,192
     Medy-Tox, Inc......................................     7,354             3,526,769
     Meritz Financial Group, Inc........................   132,014             1,494,368
     Meritz Fire & Marine Insurance Co., Ltd............   174,445             3,552,951
#    Meritz Securities Co., Ltd.........................   775,459             3,365,472
#    Mirae Asset Daewoo Co., Ltd........................   800,765             5,359,028
     NAVER Corp.........................................   127,452            13,052,674
     NCSoft Corp........................................    16,404             7,387,326
# *  Netmarble Corp.....................................    13,796             1,507,686
     Nexen Tire Corp....................................    44,385               382,534
     NH Investment & Securities Co., Ltd................   340,746             4,020,265
*    NHN Corp...........................................    18,836             1,355,749
     NongShim Co., Ltd..................................     5,761             1,384,233
     OCI Co., Ltd.......................................    46,230             3,688,040
     Orange Life Insurance, Ltd.........................     3,478               106,055
     Orion Corp.........................................     8,589               712,555
     Orion Holdings Corp................................    67,257             1,100,933
     Ottogi Corp........................................     1,212               753,019
*    Pan Ocean Co., Ltd.................................   431,074             1,760,346
     Paradise Co., Ltd..................................    42,701               679,683
# *  Pearl Abyss Corp...................................     9,265             1,384,232
     POSCO, Sponsored ADR...............................   104,186             5,747,942
     POSCO..............................................    70,065            15,336,072
#    POSCO Chemtech Co., Ltd............................    25,913             1,276,640
     Posco International Corp...........................    99,219             1,555,580
     S-1 Corp...........................................    25,840             2,168,669
# *  Samsung Biologics Co., Ltd.........................     6,740             1,964,398
     Samsung C&T Corp...................................    51,407             4,518,538
     Samsung Card Co., Ltd..............................    54,707             1,739,199
#    Samsung Electro-Mechanics Co., Ltd.................    47,511             4,428,419
     Samsung Electronics Co., Ltd., GDR.................    52,509            51,978,277
     Samsung Electronics Co., Ltd....................... 4,912,950           193,163,506
*    Samsung Engineering Co., Ltd.......................   229,832             3,357,460
     Samsung Fire & Marine Insurance Co., Ltd...........    63,656            16,571,637
*    Samsung Heavy Industries Co., Ltd..................   840,137             5,925,594
     Samsung Life Insurance Co., Ltd....................   111,334             8,098,257
#    Samsung SDI Co., Ltd...............................    39,931             8,107,831
     Samsung SDS Co., Ltd...............................    29,343             5,456,438
     Samsung Securities Co., Ltd........................   124,839             3,815,095
     Seoul Semiconductor Co., Ltd.......................    43,467               714,844
     SFA Engineering Corp...............................    28,906             1,039,838
     Shinhan Financial Group Co., Ltd...................   305,033            11,528,688
     Shinhan Financial Group Co., Ltd., ADR.............    67,490             2,557,871

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
SOUTH KOREA -- (Continued)
    Shinsegae International, Inc.......................        519          $    139,860
    Shinsegae, Inc.....................................     14,738             4,294,650
    SK Discovery Co., Ltd..............................     40,851             1,063,221
    SK Holdings Co., Ltd...............................     38,964             8,568,651
    SK Hynix, Inc......................................    821,484            55,590,456
    SK Innovation Co., Ltd.............................     98,190            15,352,873
    SK Materials Co., Ltd..............................      9,016             1,329,480
    SK Networks Co., Ltd...............................    327,565             1,643,670
    SK Telecom Co., Ltd., Sponsored ADR................     24,883               587,239
    SK Telecom Co., Ltd................................     18,352             3,892,564
    SKC Co., Ltd.......................................     45,410             1,390,413
    S-Oil Corp.........................................     39,787             3,137,152
    Ssangyong Cement Industrial Co., Ltd...............    246,810             1,219,177
    Taekwang Industrial Co., Ltd.......................        497               637,715
    Tongyang Life Insurance Co., Ltd...................     44,805               173,954
    Woongjin Coway Co., Ltd............................     80,403             6,041,887
*   Woori Financial Group, Inc., Sponsored ADR.........      3,749               134,252
    Woori Financial Group, Inc.........................    807,880             9,578,511
    Young Poong Corp...................................        516               342,452
    Youngone Corp......................................     47,262             1,495,164
    Yuhan Corp.........................................      9,855             2,073,263
*   Yungjin Pharmaceutical Co., Ltd....................     60,994               343,002
                                                                            ------------
TOTAL SOUTH KOREA......................................                      965,148,199
                                                                            ------------
TAIWAN -- (15.0%)
    Accton Technology Corp.............................    685,000             2,909,890
#   Acer, Inc..........................................  5,009,811             3,405,415
    Advantech Co., Ltd.................................    373,663             3,027,534
    Airtac International Group.........................    218,518             2,927,403
    ASE Technology Holding Co., Ltd., ADR..............    133,966               609,546
    ASE Technology Holding Co., Ltd....................  7,079,782            16,445,809
    Asia Cement Corp...................................  3,763,758             5,094,305
*   Asia Pacific Telecom Co., Ltd......................  2,696,000               705,814
    Asustek Computer, Inc..............................  1,099,180             8,403,398
#   AU Optronics Corp., Sponsored ADR..................    169,591               591,873
#   AU Optronics Corp.................................. 22,720,873             8,125,862
#   Brighton-Best International Taiwan, Inc............    175,000               196,906
    Catcher Technology Co., Ltd........................  1,524,429            12,086,180
    Cathay Financial Holding Co., Ltd..................  6,545,450             9,478,238
    Chailease Holding Co., Ltd.........................  2,451,916            10,453,328
    Chang Hwa Commercial Bank, Ltd.....................  9,221,974             5,524,308
#   Cheng Shin Rubber Industry Co., Ltd................  3,477,965             4,646,380
    Chicony Electronics Co., Ltd.......................  1,172,497             2,890,362
    China Airlines, Ltd................................  9,779,536             3,102,415
    China Development Financial Holding Corp........... 22,365,121             7,209,164
    China Life Insurance Co., Ltd......................  4,867,354             4,052,578
    China Motor Corp...................................    825,000               740,849
*   China Petrochemical Development Corp...............  3,819,000             1,442,481
    China Steel Corp................................... 15,533,932            12,551,508
    Chipbond Technology Corp...........................  1,246,000             2,827,674
#   Chroma ATE, Inc....................................    730,000             3,497,150
#   Chunghwa Telecom Co., Ltd., Sponsored ADR..........    254,851             9,184,830
    Chunghwa Telecom Co., Ltd..........................  1,536,000             5,533,007
    Compal Electronics, Inc............................  8,616,541             5,569,847
    CTBC Financial Holding Co., Ltd.................... 20,702,175            14,182,059
    CTCI Corp..........................................  1,199,000             1,859,153
    Delta Electronics, Inc.............................  1,961,486            10,352,883
    E Ink Holdings, Inc................................  1,072,000             1,287,178
    E.Sun Financial Holding Co., Ltd................... 15,030,377            12,341,555

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Eclat Textile Co., Ltd.............................    258,402           $ 3,693,995
     Eternal Materials Co., Ltd.........................  1,630,591             1,348,929
     Eva Airways Corp...................................  8,054,441             3,950,126
     Evergreen Marine Corp. Taiwan, Ltd.................  5,141,782             2,257,337
     Far Eastern New Century Corp.......................  7,623,085             8,324,372
     Far EasTone Telecommunications Co., Ltd............  2,601,000             6,382,697
     Feng Hsin Steel Co., Ltd...........................      7,000                13,775
     Feng TAY Enterprise Co., Ltd.......................    500,424             4,057,710
     First Financial Holding Co., Ltd................... 15,909,988            11,358,757
     Formosa Chemicals & Fibre Corp.....................  2,951,518            10,620,571
#    Formosa Petrochemical Corp.........................  1,719,000             6,379,271
     Formosa Plastics Corp..............................  3,312,153            12,020,192
     Formosa Sumco Technology Corp......................     29,000               110,770
     Formosa Taffeta Co., Ltd...........................  1,608,000             1,939,396
     Foxconn Technology Co., Ltd........................  1,494,627             3,353,227
     Fubon Financial Holding Co., Ltd...................  8,817,233            13,030,011
     General Interface Solution Holding, Ltd............    608,000             2,359,022
     Giant Manufacturing Co., Ltd.......................    489,506             3,733,285
#    Globalwafers Co., Ltd..............................    293,000             3,211,784
#    Gourmet Master Co., Ltd............................    133,840               853,838
     HannStar Display Corp..............................  2,123,000               549,762
     Highwealth Construction Corp.......................  1,290,190             2,066,602
#    Hiwin Technologies Corp............................    452,627             4,310,551
     Hon Hai Precision Industry Co., Ltd................  9,612,322            27,061,841
     Hota Industrial Manufacturing Co., Ltd.............    230,235               838,766
#    Hotai Motor Co., Ltd...............................    390,000             5,902,271
# *  HTC Corp...........................................    301,235               408,175
     Hua Nan Financial Holdings Co., Ltd................ 12,116,935             7,923,944
     Innolux Corp....................................... 29,692,241             9,527,732
#    International CSRC Investment Holdings Co..........  1,077,000             1,465,587
     Inventec Corp......................................  5,188,550             4,168,719
     Kenda Rubber Industrial Co., Ltd...................    494,377               482,396
     King Slide Works Co., Ltd..........................     57,000               599,378
     King's Town Bank Co., Ltd..........................  1,629,000             1,742,912
#    Largan Precision Co., Ltd..........................    133,860            20,095,388
     Lien Hwa Industrial Corp...........................     83,600                91,733
#    Lite-On Technology Corp............................  4,435,410             6,258,175
     Long Chen Paper Co., Ltd...........................    231,943               136,025
#    Macronix International.............................  5,042,074             3,923,122
     Makalot Industrial Co., Ltd........................    103,000               710,639
     MediaTek, Inc......................................  1,092,995            10,475,837
     Mega Financial Holding Co., Ltd.................... 17,948,369            17,231,475
     Merida Industry Co., Ltd...........................    164,287               957,353
     Micro-Star International Co., Ltd..................  2,008,000             5,577,570
#    Nan Ya Plastics Corp...............................  4,331,599            10,958,515
     Nanya Technology Corp..............................  2,714,010             5,763,852
     Nien Made Enterprise Co., Ltd......................    257,000             2,016,574
     Novatek Microelectronics Corp......................    883,000             5,776,285
     Parade Technologies, Ltd...........................     82,000             1,390,205
#    Pegatron Corp......................................  4,155,345             7,855,547
     Phison Electronics Corp............................    295,000             2,778,306
     Pou Chen Corp......................................  5,983,487             7,279,198
     Powertech Technology, Inc..........................  2,453,819             6,126,585
     Poya International Co., Ltd........................     55,275               670,066
     President Chain Store Corp.........................    795,831             7,425,232
     Qisda Corp.........................................  3,366,000             2,143,857
#    Quanta Computer, Inc...............................  3,869,000             7,419,448
     Radiant Opto-Electronics Corp......................    819,000             2,768,006
     Realtek Semiconductor Corp.........................    728,950             4,942,516

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
TAIWAN -- (Continued)
     Ruentex Development Co., Ltd.......................  1,044,230          $  1,434,340
     Ruentex Industries, Ltd............................    876,109             2,094,001
     Shin Kong Financial Holding Co., Ltd............... 16,193,329             4,588,166
     Silergy Corp.......................................     85,000             1,394,155
     Simplo Technology Co., Ltd.........................    338,000             2,870,600
     Sino-American Silicon Products, Inc................  1,508,000             3,269,527
     SinoPac Financial Holdings Co., Ltd................ 17,621,623             6,792,643
     St Shine Optical Co., Ltd..........................      7,000               130,782
#    Standard Foods Corp................................    624,418             1,104,996
     Synnex Technology International Corp...............  2,164,343             2,700,750
#    TA Chen Stainless Pipe.............................  1,806,000             2,565,714
     Taichung Commercial Bank Co., Ltd..................    438,442               170,292
# *  TaiMed Biologics, Inc..............................    144,000               732,495
     Taishin Financial Holding Co., Ltd................. 16,620,662             7,536,622
     Taiwan Business Bank...............................  6,908,631             2,852,583
     Taiwan Cement Corp.................................  8,576,292            11,665,018
     Taiwan Cooperative Financial Holding Co., Ltd...... 13,888,806             9,218,335
     Taiwan FamilyMart Co., Ltd.........................     85,000               608,220
     Taiwan Fertilizer Co., Ltd.........................  1,322,000             1,925,095
     Taiwan Glass Industry Corp.........................  2,181,374               872,709
     Taiwan High Speed Rail Corp........................  2,031,000             2,473,288
     Taiwan Mobile Co., Ltd.............................  2,215,300             8,100,106
     Taiwan Secom Co., Ltd..............................    427,670             1,195,800
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR....................................  1,789,741            78,426,451
     Taiwan Semiconductor Manufacturing Co., Ltd........ 22,792,808           191,369,111
# *  Tatung Co., Ltd....................................  3,114,000             2,403,301
     TCI Co., Ltd.......................................     99,000             1,478,013
     Teco Electric and Machinery Co., Ltd...............  3,222,000             2,414,433
     Tong Yang Industry Co., Ltd........................    140,000               199,985
     Transcend Information, Inc.........................    333,181               754,908
     Tripod Technology Corp.............................    893,870             2,870,028
     Unimicron Technology Corp..........................  2,224,000             2,485,745
     Uni-President Enterprises Corp.....................  5,022,033            11,935,749
     United Microelectronics Corp....................... 33,504,000            14,609,350
     Vanguard International Semiconductor Corp..........  1,133,000             2,517,555
     Voltronic Power Technology Corp....................     75,350             1,488,475
     Walsin Lihwa Corp..................................  6,242,000             3,507,763
#    Walsin Technology Corp.............................    706,000             4,365,392
     Wan Hai Lines, Ltd.................................  1,467,800               774,546
     Win Semiconductors Corp............................  1,053,034             7,087,422
     Winbond Electronics Corp...........................  7,122,407             3,709,449
     Wintek Corp........................................    604,760                 6,715
     Wistron Corp.......................................  6,755,699             5,608,375
     WPG Holdings, Ltd..................................  2,879,039             3,799,853
#    Yageo Corp.........................................    414,682             4,113,565
     Yuanta Financial Holding Co., Ltd.................. 16,914,806             9,810,730
     Yulon Motor Co., Ltd...............................    826,000               521,657
     Zhen Ding Technology Holding, Ltd..................  1,297,700             4,642,729
                                                                             ------------
TOTAL TAIWAN............................................                      937,273,629
                                                                             ------------
THAILAND -- (3.2%)
     Advanced Info Service PCL..........................  1,483,600             8,829,569
     AEON Thana Sinsap Thailand PCL.....................      4,400                25,428
     Airports of Thailand PCL...........................  4,615,300             9,902,836
     B Grimm Power PCL..................................    674,700               713,269
     Bangchak Corp. PCL.................................  1,453,500             1,479,679
     Bangkok Bank PCL...................................    207,800             1,360,382
     Bangkok Dusit Medical Services PCL, Class F........  3,640,100             2,907,519
     Bangkok Expressway & Metro PCL..................... 14,823,799             5,061,219

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
THAILAND -- (Continued)
    Bangkok Life Assurance PCL.........................    845,800           $   748,437
    Banpu PCL..........................................  5,246,650             2,695,225
    Banpu Power PCL....................................    910,600               650,327
    Berli Jucker PCL...................................  1,309,800             2,112,911
    BTS Group Holdings PCL.............................  6,576,800             2,430,892
    Bumrungrad Hospital PCL............................    402,600             2,232,113
    Carabao Group PCL, Class F.........................    298,700               545,005
    Central Pattana PCL................................  1,713,700             4,052,760
    Central Plaza Hotel PCL............................  1,495,000             2,001,919
    CH Karnchang PCL...................................    500,300               419,202
    Charoen Pokphand Foods PCL.........................  7,313,600             6,242,619
    CP ALL PCL.........................................  5,689,600            13,811,872
    Electricity Generating PCL.........................    166,200             1,540,962
    Energy Absolute PCL................................  2,027,900             3,541,282
    Esso Thailand PCL..................................  1,635,000               568,473
    Global Power Synergy PCL...........................    530,900             1,035,193
    Glow Energy PCL....................................    737,100             2,112,597
    Home Product Center PCL............................  6,546,913             3,219,625
    Indorama Ventures PCL..............................  1,976,800             2,832,846
    Intouch Holdings PCL...............................  1,037,786             1,934,167
    IRPC PCL........................................... 23,713,100             4,196,680
    Jasmine International PCL..........................  5,215,000               914,769
    Kasikornbank PCL...................................    990,400             5,925,337
    Kasikornbank PCL...................................    179,400             1,073,309
    Kiatnakin Bank PCL.................................    753,600             1,557,951
    Krung Thai Bank PCL................................  5,671,687             3,357,710
    Krungthai Card PCL.................................  1,904,000             2,415,411
    Land & Houses PCL..................................    790,000               277,150
    Land & Houses PCL..................................  2,877,040             1,009,330
    Minor International PCL............................  2,330,270             2,737,200
    MK Restaurants Group PCL...........................    512,600             1,168,102
    Muangthai Capital PCL..............................  1,772,300             2,858,996
    Pruksa Holding PCL.................................  1,867,300             1,099,616
    PTT Exploration & Production PCL...................  1,864,655             7,797,383
    PTT Global Chemical PCL............................  4,344,272             9,355,323
    PTT PCL............................................ 16,434,000            25,094,988
    Ratch Group PCL....................................    661,500             1,289,847
    Robinson PCL.......................................    646,300             1,179,232
    Siam Cement PCL (The)..............................    151,800             2,196,761
    Siam Cement PCL (The)..............................    223,000             3,227,126
    Siam City Cement PCL...............................    111,567               758,341
    Siam Commercial Bank PCL (The).....................  1,265,966             5,194,723
    Siam Global House PCL..............................  2,427,844             1,315,637
    Srisawad Corp. PCL.................................  1,162,611             1,993,828
    Star Petroleum Refining PCL........................  4,448,400             1,476,994
    Supalai PCL........................................    280,100               193,899
    Thai Oil PCL.......................................  3,024,200             6,559,933
    Thai Union Group PCL, Class F......................  3,618,740             2,142,339
    Thanachart Capital PCL.............................  1,977,100             3,282,265
    Tisco Financial Group PCL..........................    724,600             1,900,869
    TMB Bank PCL....................................... 26,863,500             1,699,742
    TOA Paint Thailand PCL.............................    399,000               393,688
    Total Access Communication PCL.....................    769,300             1,222,928
    Total Access Communication PCL.....................  1,459,300             2,319,796
    TPI Polene PCL.....................................  1,123,700                69,692
    TPI Polene Power PCL...............................  2,998,600               582,344
    True Corp. PCL..................................... 26,292,131             4,241,330
    TTW PCL............................................    914,000               355,007
    VGI Global Media PCL...............................  3,447,200             1,041,988

THE EMERGING MARKETS SERIES
CONTINUED



                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
THAILAND -- (Continued)
     WHA Corp. PCL...................................... 14,117,300         $    1,936,845
                                                                            --------------
TOTAL THAILAND..........................................                       202,422,737
                                                                            --------------
TURKEY -- (0.8%)
# *  Akbank Turk A.S....................................  4,695,174              4,827,114
#    Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    316,851              1,052,829
# *  Arcelik A.S........................................    325,341              1,001,426
#    Aselsan Elektronik Sanayi Ve Ticaret A.S...........    141,812                486,626
     BIM Birlesik Magazalar A.S.........................    361,723              5,034,216
     Coca-Cola Icecek A.S...............................    204,766              1,087,549
#    Enka Insaat ve Sanayi A.S..........................    806,244                725,994
     Eregli Demir ve Celik Fabrikalari TAS..............  2,461,933              3,785,357
     Ford Otomotiv Sanayi A.S...........................    126,138              1,114,989
#    KOC Holding A.S....................................    540,881              1,470,501
# *  Koza Altin Isletmeleri A.S.........................     67,645                483,024
#    Petkim Petrokimya Holding A.S......................  1,767,718              1,326,129
     Soda Sanayii A.S...................................    477,309                621,014
     TAV Havalimanlari Holding A.S......................    540,265              2,293,330
     Tekfen Holding A.S.................................    423,774              1,892,816
     Tofas Turk Otomobil Fabrikasi A.S..................    285,875                859,921
     Tupras Turkiye Petrol Rafinerileri A.S.............    188,145              3,891,381
# *  Turk Hava Yollari AO...............................  1,606,643              3,859,083
*    Turk Telekomunikasyon A.S..........................    802,767                574,122
#    Turkcell Iletisim Hizmetleri A.S...................  1,664,980              3,491,937
#    Turkcell Iletisim Hizmetleri A.S., ADR.............     73,838                385,434
     Turkiye Garanti Bankasi A.S........................  2,660,861              3,653,356
#    Turkiye Halk Bankasi A.S...........................  1,332,954              1,309,972
# *  Turkiye Is Bankasi, Class C........................  2,612,331              2,352,391
#    Turkiye Sise ve Cam Fabrikalari A.S................  1,624,463              1,662,120
     Turkiye Vakiflar Bankasi TAO, Class D..............  1,962,311              1,332,848
*    Yapi ve Kredi Bankasi A.S..........................  2,425,128                843,027
                                                                            --------------
TOTAL TURKEY............................................                        51,418,506
                                                                            --------------
TOTAL COMMON STOCKS.....................................                     5,992,012,487
                                                                            --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
     Banco Bradesco SA..................................  2,296,111             20,834,875
     Centrais Eletricas Brasileiras SA, Class B.........    208,452              1,842,050
     Cia Brasileira de Distribuicao.....................    338,040              8,319,313
     Cia Energetica de Minas Gerais.....................  1,249,530              4,697,170
     Gerdau SA..........................................  1,407,421              5,078,934
     Itau Unibanco Holding SA...........................  4,269,308             36,834,228
     Lojas Americanas SA................................    681,959              2,734,027
     Petroleo Brasileiro SA.............................  2,860,161             19,774,799
     Telefonica Brasil SA...............................    314,262              3,732,417
                                                                            --------------
TOTAL BRAZIL............................................                       103,847,813
                                                                            --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B...................    395,915              1,413,439
                                                                            --------------
COLOMBIA -- (0.1%)
     Banco Davivienda SA................................    172,705              2,136,612
     Bancolombia SA.....................................     30,330                383,669
     Grupo Argos SA.....................................     55,405                263,894
     Grupo Aval Acciones y Valores SA...................  3,971,981              1,529,457

THE EMERGING MARKETS SERIES
CONTINUED



                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                      ---------- -------------------------------
COLOMBIA -- (Continued)
       Grupo de Inversiones Suramericana SA..........    130,814         $    1,410,400
                                                                         --------------
TOTAL COLOMBIA.......................................                         5,724,032
                                                                         --------------
SOUTH KOREA -- (0.0%)
# *    CJ Corp.......................................      6,654                208,929
                                                                         --------------
TOTAL PREFERRED STOCKS...............................                       111,194,213
                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*      China International Marine Containers Co.,
         Ltd. Rights 05/03/19........................      3,365                      0
*      Haitong Securities Co., Ltd. Rights 05/23/19..     94,914                      0
                                                                         --------------
TOTAL HONG KONG......................................                                 0
                                                                         --------------
INDIA -- (0.0%)
       Bharti Airtel, Ltd. Rights 05/17/19...........    569,597                821,388
                                                                         --------------
SOUTH KOREA -- (0.0%)
       Doosan Heavy Industries & Construction Co.,
         Ltd. Rights 05/09/2019......................    139,113                171,487
                                                                         --------------
THAILAND -- (0.0%)
*      MINT W6 Warrants 04/26/20.....................    116,514                      0
                                                                         --------------
TOTAL RIGHTS/WARRANTS................................                           992,875
                                                                         --------------
TOTAL INVESTMENT SECURITIES..........................                     6,104,199,575
                                                                         --------------

SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)  The DFA Short Term Investment Fund............ 12,258,452            141,842,552
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,301,030,994)..............................                    $6,246,042,127
                                                                         ==============

ADR    American Depositary Receipt
CP     Certificate Participation
GDR    Global Depositary Receipt
P.L.C  Public Limited Company
SA     Special Assessment

(double right angle quote) Securities that have generally been fair value factored. See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(S)  Affiliated Fund.

As of April 30, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                   NUMBER    EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                     OF CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                     ------------ ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).     650       06/21/19  $33,804,604 $35,106,500    $1,301,896
S&P 500(R) Emini Index.........      49       06/21/19    6,853,285   7,223,825       370,540
                                                        ----------- -----------    ----------
TOTAL FUTURES CONTRACTS........                         $40,657,889 $42,330,325    $1,672,436
                                                        =========== ===========    ==========

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1          LEVEL 2     LEVEL 3     TOTAL
                               --------------   -------------- ------- --------------
Common Stocks.................
   Brazil..................... $  382,832,421               --   --    $  382,832,421
   Chile......................     74,256,495               --   --        74,256,495
   China......................    257,305,215   $  837,004,629   --     1,094,309,844
   Colombia...................     26,651,672               --   --        26,651,672
   Czech Republic.............             --       10,420,989   --        10,420,989
   Egypt......................        542,458        7,706,468   --         8,248,926
   Greece.....................             --       17,155,055   --        17,155,055
   Hungary....................             --       29,404,664   --        29,404,664
   India......................     36,805,079      810,004,511   --       846,809,590
   Indonesia..................      5,263,544      163,231,479   --       168,495,023
   Malaysia...................             --      179,072,700   --       179,072,700
   Mexico.....................    225,471,440               --   --       225,471,440
   Peru.......................     19,383,304               --   --        19,383,304
   Philippines................      2,885,016       86,803,880   --        89,688,896
   Poland.....................             --       98,829,705   --        98,829,705
   Russia.....................     17,106,339       95,086,280   --       112,192,619
   South Africa...............     59,423,775      393,102,298   --       452,526,073
   South Korea................     30,462,600      934,685,599   --       965,148,199
   Taiwan.....................     88,812,700      848,460,929   --       937,273,629
   Thailand...................    202,422,737               --   --       202,422,737
   Turkey.....................        385,434       51,033,072   --        51,418,506
Preferred Stocks..............
   Brazil.....................    103,847,813               --   --       103,847,813
   Chile......................      1,413,439               --   --         1,413,439
   Colombia...................      5,724,032               --   --         5,724,032
   South Korea................             --          208,929   --           208,929
Rights/Warrants...............
   India......................             --          821,388   --           821,388
   South Korea................             --          171,487   --           171,487
Securities Lending Collateral.             --      141,842,552   --       141,842,552
Futures Contracts**...........      1,672,436               --   --         1,672,436
                               --------------   --------------   --    --------------
TOTAL......................... $1,542,667,949   $4,705,046,614   --    $6,247,714,563
                               ==============   ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2019

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.6%)
COMMUNICATION SERVICES -- (12.3%)
     Activision Blizzard, Inc...........................   496,359 $ 23,929,467
     AT&T, Inc.......................................... 7,170,552  222,000,290
     ATN International, Inc.............................       684       41,758
     Beasley Broadcast Group, Inc., Class A.............     9,471       34,759
# *  Cars.com, Inc......................................    43,079      896,474
     CBS Corp., Class A.................................    14,300      734,734
     CenturyLink, Inc...................................    70,603      806,286
*    Charter Communications, Inc., Class A..............   339,394  125,979,659
#    Cinemark Holdings, Inc.............................    79,716    3,352,058
     Comcast Corp., Class A............................. 7,135,970  310,628,774
#    Consolidated Communications Holdings, Inc..........    10,700       55,212
*    Discovery, Inc., Class B...........................     3,609      134,363
*    Discovery, Inc., Class C...........................     3,762      108,195
     Entravision Communications Corp., Class A..........    56,828      163,096
     EW Scripps Co. (The), Class A......................    81,265    1,852,029
*    Fox Corp., Class A.................................   329,215   12,836,093
*    Fox Corp., Class B.................................   143,308    5,517,358
#    Gannett Co., Inc...................................    71,219      664,473
# *  GCI Liberty, Inc., Class A.........................   123,145    7,341,905
*    GCI Liberty, Inc., Class B.........................     1,686      102,804
*    Gray Television, Inc...............................    54,374    1,273,983
*    Hemisphere Media Group, Inc........................    18,877      275,793
*    IAC/InterActiveCorp................................    81,587   18,344,021
*    IMAX Corp..........................................     4,700      114,586
     Interpublic Group of Cos., Inc. (The)..............    79,202    1,821,646
# *  Iridium Communications, Inc........................    41,000    1,125,860
     John Wiley & Sons, Inc., Class A...................    27,900    1,288,422
*    Liberty Broadband Corp.............................     1,905      188,500
*    Liberty Broadband Corp., Class A...................    24,095    2,370,707
*    Liberty Broadband Corp., Class C...................    67,601    6,672,895
*    Liberty Latin America, Ltd., Class A...............     1,500       31,395
*    Liberty Latin America, Ltd., Class C...............       844       17,589
*    Liberty Media Corp.-Liberty Braves, Class A........     7,613      215,905
*    Liberty Media Corp.-Liberty Braves, Class B........       762       24,235
*    Liberty Media Corp.-Liberty Braves, Class C........    16,901      475,763
*    Liberty Media Corp.-Liberty Formula One, Class A...    17,043      643,544
*    Liberty Media Corp.-Liberty Formula One, Class C...    83,739    3,249,911
*    Liberty Media Corp.-Liberty SiriusXM, Class A......    96,383    3,849,537
*    Liberty Media Corp.-Liberty SiriusXM, Class B......     7,622      310,025
*    Liberty Media Corp.-Liberty SiriusXM, Class C......   208,010    8,353,682
*    Liberty TripAdvisor Holdings, Inc., Class A........    76,802    1,132,061
*    Liberty TripAdvisor Holdings, Inc., Class B........     3,422       51,433
#    Lions Gate Entertainment Corp., Class A............    37,016      540,063
#    Lions Gate Entertainment Corp., Class B............     9,269      126,058
*    Madison Square Garden Co. (The), Class A...........    12,352    3,859,259
     Marcus Corp. (The).................................    20,099      756,124
*    Meet Group, Inc. (The).............................    83,800      465,928
#    Meredith Corp......................................    44,176    2,606,384
# *  MSG Networks, Inc., Class A........................    29,558      680,721
#    New Media Investment Group, Inc....................    35,759      382,264
     News Corp., Class A................................   402,247    4,995,908
     News Corp., Class B................................    99,903    1,247,788
     Nexstar Media Group, Inc., Class A.................    51,781    6,060,966
# *  ORBCOMM, Inc.......................................    82,899      600,189

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Saga Communications, Inc., Class A.................   8,693 $    278,871
     Salem Media Group, Inc.............................  10,922       22,609
     Scholastic Corp....................................  31,200    1,244,256
     Sinclair Broadcast Group, Inc., Class A............  82,369    3,771,677
     Spok Holdings, Inc.................................  12,522      173,430
# *  Sprint Corp........................................ 422,600    2,358,108
     TEGNA, Inc......................................... 184,139    2,931,493
     Telephone & Data Systems, Inc......................  90,571    2,887,403
*    T-Mobile US, Inc................................... 113,786    8,305,240
     Tribune Media Co., Class A.........................  17,771      821,020
*    Tribune Publishing Co..............................     900        9,684
*    United States Cellular Corp........................  12,191      586,387
*    Vonage Holdings Corp...............................  85,934      835,278
     Walt Disney Co. (The).............................. 498,015   68,213,115
*    Yelp, Inc..........................................  52,714    2,111,723
*    Zillow Group, Inc., Class A........................  30,310    1,006,595
# *  Zillow Group, Inc., Class C........................  70,220    2,345,348
*    Zynga, Inc., Class A............................... 640,800    3,626,928
                                                                 ------------
TOTAL COMMUNICATION SERVICES............................          892,862,097
                                                                 ------------
CONSUMER DISCRETIONARY -- (6.2%)
*    1-800-Flowers.com, Inc., Class A...................  44,330      943,786
     Aaron's, Inc.......................................  75,999    4,232,384
     Acushnet Holdings Corp.............................   2,067       52,109
*    Adtalem Global Education, Inc......................  53,564    2,641,776
*    American Axle & Manufacturing Holdings, Inc........  70,013    1,032,692
     American Eagle Outfitters, Inc..................... 172,550    4,103,239
*    American Outdoor Brands Corp.......................  64,307      633,424
     Aramark............................................ 208,769    6,488,541
*    Asbury Automotive Group, Inc.......................   3,378      270,848
# *  Ascena Retail Group, Inc........................... 135,576      161,335
# *  Ascent Capital Group, Inc., Class A................   8,198        5,739
     Autoliv, Inc.......................................  39,386    3,091,407
# *  AutoNation, Inc....................................  58,352    2,446,699
*    Barnes & Noble Education, Inc......................   7,710       33,153
#    Barnes & Noble, Inc................................  55,600      279,668
     Bassett Furniture Industries, Inc..................   2,900       51,504
*    Beazer Homes USA, Inc..............................   4,326       57,493
#    Bed Bath & Beyond, Inc.............................  25,907      432,906
     Best Buy Co., Inc..................................  15,363    1,143,161
#    Big 5 Sporting Goods Corp..........................  16,901       44,450
#    Big Lots, Inc......................................  41,729    1,550,650
*    Biglari Holdings, Inc., Class B....................       8        1,115
#    BJ's Restaurants, Inc..............................  16,658      831,401
# *  Boot Barn Holdings, Inc............................  32,500      935,675
     BorgWarner, Inc.................................... 191,389    7,994,319
     Brunswick Corp.....................................  59,540    3,049,043
*    Build-A-Bear Workshop, Inc.........................  25,874      144,894
# *  Caesars Entertainment Corp......................... 362,380    3,391,877
     Caleres, Inc.......................................  74,697    1,959,302
     Callaway Golf Co...................................  70,543    1,238,735
     Canterbury Park Holding Corp.......................   2,755       40,003
     Capri Holdings, Ltd................................ 122,831    5,414,390
*    Career Education Corp..............................  78,974    1,433,378
     Carnival Corp...................................... 489,649   26,862,144
     Carriage Services, Inc.............................  20,916      367,076
*    Carrols Restaurant Group, Inc......................   5,700       55,917
*    Cavco Industries, Inc..............................   7,600      948,252
# *  Century Communities, Inc...........................  14,709      374,050

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CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Chuy's Holdings, Inc...............................    16,443 $   327,051
     Citi Trends, Inc...................................     3,415      63,212
# *  Conn's, Inc........................................    25,450     658,392
     Cooper Tire & Rubber Co............................    55,558   1,658,962
*    Cooper-Standard Holdings, Inc......................    18,702     947,630
     Core-Mark Holding Co., Inc.........................    96,236   3,498,179
     CSS Industries, Inc................................    10,465      73,360
     Culp, Inc..........................................    10,036     205,939
     Dana, Inc..........................................   112,665   2,196,968
*    Deckers Outdoor Corp...............................    22,626   3,579,659
*    Delta Apparel, Inc.................................     7,532     181,295
#    Designer Brands, Inc...............................    75,552   1,681,032
#    Dick's Sporting Goods, Inc.........................    83,076   3,073,812
#    Dillard's, Inc., Class A...........................   120,300   8,234,535
# *  Dorman Products, Inc...............................     9,311     816,295
     DR Horton, Inc.....................................   208,125   9,222,019
#    Educational Development Corp.......................     3,358      30,222
*    El Pollo Loco Holdings, Inc........................     4,415      56,424
     Escalade, Inc......................................       277       3,335
     Extended Stay America, Inc.........................    98,669   1,767,162
*    Fiesta Restaurant Group, Inc.......................     1,300      16,458
     Flanigan's Enterprises, Inc........................       865      21,569
     Flexsteel Industries, Inc..........................     2,068      44,793
     Foot Locker, Inc...................................    96,715   5,533,065
     Ford Motor Co...................................... 2,868,969  29,980,726
# *  Fossil Group, Inc..................................       600       7,842
# *  Fred's, Inc., Class A..............................    32,745      47,808
#    GameStop Corp., Class A............................   104,752     906,105
     Gaming Partners International Corp.................       500       6,870
     General Motors Co.................................. 1,095,598  42,673,542
*    Genesco, Inc.......................................     6,456     289,293
     Gentex Corp........................................   216,294   4,981,251
*    Gentherm, Inc......................................    37,081   1,570,751
*    G-III Apparel Group, Ltd...........................    31,225   1,347,359
     Goodyear Tire & Rubber Co. (The)...................   255,657   4,911,171
     Graham Holdings Co., Class B.......................     5,780   4,297,025
*    Green Brick Partners, Inc..........................     2,594      23,190
#    Group 1 Automotive, Inc............................    57,936   4,536,968
#    Guess?, Inc........................................    70,100   1,427,937
# *  Habit Restaurants, Inc. (The), Class A.............    23,800     253,708
#    Hamilton Beach Brands Holding Co., Class A.........    10,413     188,475
#    Harley-Davidson, Inc...............................   134,903   5,022,439
#    Haverty Furniture Cos., Inc........................    33,479     797,470
*    Helen of Troy, Ltd.................................    61,653   8,878,032
# *  Hibbett Sports, Inc................................    20,800     430,560
     Hooker Furniture Corp..............................    14,814     441,605
*    Houghton Mifflin Harcourt Co.......................     6,300      44,919
     Hyatt Hotels Corp., Class A........................    16,230   1,245,328
#    International Game Technology P.L.C................     7,100     103,873
     International Speedway Corp., Class A..............    24,844   1,096,117
*    J Alexander's Holdings, Inc........................     2,666      29,299
# *  JC Penney Co., Inc.................................    85,215     116,745
     Johnson Outdoors, Inc., Class A....................    15,588   1,195,132
     KB Home............................................    30,800     798,028
#    Kohl's Corp........................................    14,353   1,020,498
# *  Lakeland Industries, Inc...........................     9,887     125,466
# *  Lands' End, Inc....................................    13,703     239,940
*    Laureate Education, Inc., Class A..................    14,985     235,864
     La-Z-Boy, Inc......................................    56,332   1,847,690

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CONTINUED

                                                                                SHARES    VALUE+
                                                                                ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
                            LCI Industries.....................................   6,300 $   553,455
                            Lear Corp..........................................  33,378   4,773,054
                            Lennar Corp., Class A.............................. 224,100  11,659,923
                            Lennar Corp., Class B..............................  12,506     521,750
# *                         Libbey, Inc........................................  25,700      64,250
*                           Liberty Expedia Holdings, Inc., Class A............  80,904   3,755,564
*                           Liberty Expedia Holdings, Inc., Class B............   3,457     161,252
                            Lifetime Brands, Inc...............................  16,431     155,437
#                           Lithia Motors, Inc., Class A.......................  34,933   3,965,594
*                           LKQ Corp...........................................  95,234   2,866,543
*                           M/I Homes, Inc.....................................  37,930   1,068,488
                            Macy's, Inc........................................ 275,055   6,474,795
*                           MarineMax, Inc.....................................  29,164     504,246
                            Marriott Vacations Worldwide Corp..................  29,279   3,092,741
(double right angle quote)  Media General, Inc. Contingent Value Rights........  25,196         988
*                           Meritage Homes Corp................................  28,156   1,440,179
                            MGM Resorts International.......................... 227,871   6,068,205
*                           Modine Manufacturing Co............................  14,650     216,674
*                           Mohawk Industries, Inc.............................  98,740  13,453,325
*                           Monarch Casino & Resort, Inc.......................   1,103      47,087
#                           Monro, Inc.........................................   3,100     259,873
# *                         Motorcar Parts of America, Inc.....................  17,638     364,401
                            Movado Group, Inc..................................  21,998     784,229
# *                         Murphy USA, Inc....................................  33,478   2,861,365
*                           Nautilus, Inc......................................   8,500      45,475
#                           Newell Brands, Inc................................. 169,803   2,441,767
                            Office Depot, Inc.................................. 567,926   1,363,022
# *                         Overstock.com, Inc.................................     251       3,308
#                           Oxford Industries, Inc.............................  11,400     946,884
#                           Penske Automotive Group, Inc.......................  43,845   2,013,362
*                           Potbelly Corp......................................  25,202     224,298
                            PulteGroup, Inc.................................... 275,833   8,677,706
                            PVH Corp...........................................  45,600   5,881,944
*                           Qurate Retail Group, Inc. QVC Group, Class B.......  31,258     526,072
*                           Qurate Retail, Inc................................. 620,725  10,583,361
                            RCI Hospitality Holdings, Inc......................  12,026     273,832
# *                         Red Robin Gourmet Burgers, Inc.....................  31,175     998,535
*                           Regis Corp.........................................  38,593     722,461
                            Rocky Brands, Inc..................................   8,729     222,677
                            Royal Caribbean Cruises, Ltd....................... 322,500  39,003,150
#                           RTW RetailWinds, Inc...............................   8,600      19,952
# *                         ServiceMaster Global Holdings, Inc.................  30,742   1,507,280
*                           Shiloh Industries, Inc.............................  15,461      88,437
#                           Shoe Carnival, Inc.................................  32,650   1,164,299
#                           Signet Jewelers, Ltd...............................  17,215     399,044
*                           Skechers U.S.A., Inc., Class A..................... 142,209   4,502,337
#                           Sonic Automotive, Inc., Class A....................  17,700     358,071
                            Speedway Motorsports, Inc..........................  14,935     274,057
                            Standard Motor Products, Inc.......................  37,342   1,865,980
                            Steven Madden, Ltd.................................  20,780     755,353
*                           Stoneridge, Inc....................................  19,361     608,516
                            Strategic Education, Inc...........................  15,678   2,247,441
#                           Strattec Security Corp.............................   5,224     158,235
                            Superior Group of Cos, Inc.........................  17,956     300,583
                            Superior Industries International, Inc.............  23,275     115,211
*                           Tandy Leather Factory, Inc.........................   9,974      59,046
                            Tapestry, Inc......................................  74,100   2,391,207
                            Target Corp........................................ 277,933  21,517,573
*                           Taylor Morrison Home Corp., Class A................  16,370     316,923

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CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Tenneco, Inc., Class A.............................     5,044 $    110,564
#    Thor Industries, Inc...............................    36,690    2,416,770
     Tile Shop Holdings, Inc............................    34,900      169,614
     Tilly's, Inc., Class A.............................     5,498       64,656
     Toll Brothers, Inc.................................   179,799    6,850,342
*    TopBuild Corp......................................    16,800    1,196,664
     Tower International, Inc...........................     6,400      149,376
*    Unifi, Inc.........................................    41,401      836,300
*    Universal Electronics, Inc.........................    15,506      590,003
# *  Urban Outfitters, Inc..............................    49,670    1,476,689
# *  Veoneer, Inc.......................................    14,223      313,902
*    Vista Outdoor, Inc.................................    57,561      496,751
#    Whirlpool Corp.....................................    49,211    6,831,471
# *  William Lyon Homes, Class A........................    23,600      397,896
#    Winnebago Industries, Inc..........................       400       14,148
     Wolverine World Wide, Inc..........................    73,300    2,698,173
     Wyndham Hotels & Resorts, Inc......................    47,600    2,652,272
# *  ZAGG, Inc..........................................    30,497      251,295
     Zovio, Inc.........................................    10,994       66,184
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                        455,022,816
                                                                   ------------
CONSUMER STAPLES -- (5.8%)
     Alico, Inc.........................................       960       26,669
     Andersons, Inc. (The)..............................    30,460      996,042
     Archer-Daniels-Midland Co..........................   813,476   36,281,030
     Bunge, Ltd.........................................   114,294    5,990,149
#    Cal-Maine Foods, Inc...............................     2,707      111,285
#    Casey's General Stores, Inc........................    20,857    2,760,424
# *  Central Garden & Pet Co............................    25,184      679,464
*    Central Garden & Pet Co., Class A..................    48,121    1,178,002
#    Constellation Brands, Inc., Class B................     9,845    1,915,296
#    Coty, Inc., Class A................................    72,536      784,840
*    Craft Brew Alliance, Inc...........................     9,754      137,629
*    Darling Ingredients, Inc...........................   173,938    3,793,588
*    Edgewell Personal Care Co..........................     9,512      392,180
#    Flowers Foods, Inc.................................    84,458    1,836,117
#    Fresh Del Monte Produce, Inc.......................    39,437    1,163,786
# *  Hain Celestial Group, Inc. (The)...................    87,292    1,904,711
# *  Hostess Brands, Inc................................     4,500       60,300
#    Ingles Markets, Inc., Class A......................    11,437      313,946
     Ingredion, Inc.....................................    62,117    5,885,586
     JM Smucker Co. (The)...............................   108,204   13,269,056
     John B. Sanfilippo & Son, Inc......................    10,428      751,963
#    Kraft Heinz Co. (The)..............................    92,516    3,075,232
*    Landec Corp........................................    37,056      389,459
     Molson Coors Brewing Co., Class A..................     1,908      127,836
     Molson Coors Brewing Co., Class B..................   186,550   11,974,644
     Mondelez International, Inc., Class A.............. 2,081,099  105,823,884
*    Natural Grocers by Vitamin Cottage, Inc............     1,000       12,380
*    Nature's Sunshine Products, Inc....................     1,029        9,261
     Nu Skin Enterprises, Inc., Class A.................     9,384      477,364
     Oil-Dri Corp. of America...........................     5,047      160,545
*    Performance Food Group Co..........................    55,538    2,274,281
*    Pilgrim's Pride Corp...............................     7,900      212,589
*    Post Holdings, Inc.................................    71,372    8,049,334
     PriceSmart, Inc....................................     3,177      190,016
# *  Pyxus International, Inc...........................     3,508       80,088
     Sanderson Farms, Inc...............................    22,700    3,442,001
     Seaboard Corp......................................     1,812    8,145,991

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
CONSUMER STAPLES -- (Continued)
*    Seneca Foods Corp., Class A........................     6,301 $    155,950
*    Seneca Foods Corp., Class B........................       300        7,329
*    Simply Good Foods Co. (The)........................     8,033      180,421
     SpartanNash Co.....................................    32,983      533,335
#    Spectrum Brands Holdings, Inc......................     3,206      197,393
# *  TreeHouse Foods, Inc...............................    40,400    2,705,992
     Tyson Foods, Inc., Class A.........................   405,030   30,381,300
# *  United Natural Foods, Inc..........................    44,400      573,648
     Universal Corp.....................................    22,290    1,200,539
*    US Foods Holding Corp..............................   207,373    7,579,483
     Walgreens Boots Alliance, Inc......................   659,669   35,338,468
     Walmart, Inc....................................... 1,173,687  120,701,971
#    Weis Markets, Inc..................................    11,602      487,864
                                                                   ------------
TOTAL CONSUMER STAPLES..................................            424,720,661
                                                                   ------------
ENERGY -- (11.7%)
     Adams Resources & Energy, Inc......................     6,004      217,045
     Anadarko Petroleum Corp............................   137,668   10,029,114
# *  Antero Resources Corp..............................    65,182      472,569
#    Apache Corp........................................    15,708      516,950
#    Arch Coal, Inc., Class A...........................    11,590    1,123,998
     Archrock, Inc......................................    69,200      699,612
#    Baker Hughes a GE Co...............................     4,305      103,406
*    Bonanza Creek Energy, Inc..........................     3,500       84,245
# *  Bristow Group, Inc.................................    23,115       11,673
# *  Callon Petroleum Co................................   250,011    1,877,583
# *  Carrizo Oil & Gas, Inc.............................     1,000       12,820
# *  Centennial Resource Development, Inc., Class A.....    56,834      598,462
     Chevron Corp....................................... 1,135,536  136,332,452
     Cimarex Energy Co..................................    72,151    4,953,888
*    CNX Resources Corp.................................   175,641    1,573,743
     Concho Resources, Inc..............................    40,987    4,729,080
     ConocoPhillips..................................... 1,439,649   90,870,645
*    Dawson Geophysical Co..............................    21,211       59,391
     Delek US Holdings, Inc.............................    82,793    3,068,309
# *  Denbury Resources, Inc.............................   193,800      432,174
     Devon Energy Corp..................................    60,406    1,941,449
#    DMC Global, Inc....................................       372       25,780
*    Dorian LPG, Ltd....................................    13,595      109,032
*    Earthstone Energy, Inc., Class A...................     8,400       56,280
#    EnLink Midstream LLC...............................   231,900    2,710,911
#    Ensco Rowan P.L.C., Class A........................   148,176    2,070,019
*    Era Group, Inc.....................................    24,458      235,775
*    Exterran Corp......................................    35,500      504,810
     Exxon Mobil Corp................................... 2,833,988  227,512,557
     GasLog, Ltd........................................    23,100      361,053
#    Green Plains, Inc..................................    21,234      368,835
*    Gulf Island Fabrication, Inc.......................    13,009      111,877
# *  Gulfport Energy Corp...............................    68,661      449,730
     Hallador Energy Co.................................    14,700       75,852
*    Helix Energy Solutions Group, Inc..................   137,210    1,072,982
     Helmerich & Payne, Inc.............................    95,808    5,606,684
#    Hess Corp..........................................   146,488    9,392,811
     HollyFrontier Corp.................................   145,960    6,966,671
*    International Seaways, Inc.........................        12          214
     Kinder Morgan, Inc................................. 1,035,678   20,578,922
#    Kosmos Energy, Ltd.................................    26,900      179,961
*    Laredo Petroleum, Inc..............................    36,900      111,438
     Marathon Oil Corp..................................   467,019    7,958,004

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
ENERGY -- (Continued)
     Marathon Petroleum Corp............................ 1,004,662 $ 61,153,776
# *  Matador Resources Co...............................    63,704    1,254,332
*    Matrix Service Co..................................    17,023      333,821
# *  McDermott International, Inc.......................    12,000       97,080
     Murphy Oil Corp....................................   148,926    4,056,744
#    Nabors Industries, Ltd.............................   318,553    1,114,935
     NACCO Industries, Inc., Class A....................     6,832      279,360
     National Oilwell Varco, Inc........................   158,732    4,149,254
*    Natural Gas Services Group, Inc....................    15,026      241,468
*    Newpark Resources, Inc.............................    89,815      655,649
     Noble Energy, Inc..................................   133,794    3,620,466
*    Oasis Petroleum, Inc...............................   209,670    1,278,987
     Occidental Petroleum Corp..........................   350,732   20,651,100
*    Oceaneering International, Inc.....................   103,026    1,978,099
     Panhandle Oil and Gas, Inc., Class A...............     9,614      144,210
# *  Parker Drilling Co.................................        62        1,217
*    Parsley Energy, Inc., Class A......................   140,588    2,806,136
     Patterson-UTI Energy, Inc..........................   191,240    2,598,952
     PBF Energy, Inc., Class A..........................   128,074    4,300,725
*    PDC Energy, Inc....................................    48,958    2,129,183
     Peabody Energy Corp................................    79,122    2,276,340
     Phillips 66........................................   775,455   73,102,143
*    Pioneer Energy Services Corp.......................    74,262      129,216
     Pioneer Natural Resources Co.......................    88,400   14,715,064
*    ProPetro Holding Corp..............................     5,764      127,557
*    QEP Resources, Inc.................................   108,730      817,650
#    Range Resources Corp...............................   178,540    1,614,002
*    REX American Resources Corp........................     4,050      342,266
     Schlumberger, Ltd..................................   577,687   24,655,681
*    SEACOR Holdings, Inc...............................    18,204      810,806
*    SEACOR Marine Holdings, Inc........................    12,678      172,167
     SemGroup Corp., Class A............................    68,126      889,726
#    Ship Finance International, Ltd....................    12,481      159,258
*    SilverBow Resources, Inc...........................     3,019       54,765
     SM Energy Co.......................................    56,538      900,650
# *  Southwestern Energy Co.............................   361,255    1,426,957
# *  SRC Energy, Inc....................................   246,067    1,513,312
*    TETRA Technologies, Inc............................    25,600       60,928
# *  Transocean, Ltd....................................   216,054    1,698,184
# *  Unit Corp..........................................    53,840      730,070
#    US Silica Holdings, Inc............................    24,460      386,957
     Valero Energy Corp.................................   605,899   54,930,803
# *  Whiting Petroleum Corp.............................    39,585    1,084,233
     Williams Cos., Inc. (The)..........................   216,857    6,143,559
     World Fuel Services Corp...........................     5,865      180,935
*    WPX Energy, Inc....................................   330,172    4,586,089
                                                                   ------------
TOTAL ENERGY............................................            852,523,618
                                                                   ------------
FINANCIALS -- (21.7%)
     1st Source Corp....................................    45,305    2,121,633
     Affiliated Managers Group, Inc.....................    11,600    1,286,672
     Aflac, Inc.........................................   428,750   21,600,425
*    Alleghany Corp.....................................     3,115    2,046,181
     Allstate Corp. (The)...............................   169,260   16,766,896
     American Equity Investment Life Holding Co.........    96,714    2,844,359
     American Financial Group, Inc......................   156,083   16,159,273
     American International Group, Inc..................   421,331   20,042,716
     American National Insurance Co.....................    23,302    2,639,884
     AmeriServ Financial, Inc...........................    30,968      127,898

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
FINANCIALS -- (Continued)
*    Arch Capital Group, Ltd............................     9,282 $    313,546
     Argo Group International Holdings, Ltd.............    59,381    4,635,875
     Associated Banc-Corp...............................   117,927    2,675,764
     Assurant, Inc......................................    65,820    6,252,900
     Assured Guaranty, Ltd..............................   122,989    5,866,575
*    Asta Funding, Inc..................................       885        4,129
*    Athene Holding, Ltd., Class A......................    88,862    4,013,008
*    Atlanticus Holdings Corp...........................    12,567       44,110
     Axis Capital Holdings, Ltd.........................    50,110    2,848,753
     Banc of California, Inc............................     2,500       36,275
*    Bancorp, Inc. (The)................................     3,659       37,358
     BancorpSouth Bank..................................     9,744      296,997
     Bank of America Corp............................... 5,929,138  181,313,009
     Bank of New York Mellon Corp. (The)................   687,988   34,165,484
     Bank OZK...........................................    48,779    1,592,634
     BankFinancial Corp.................................    16,687      250,472
     BankUnited, Inc....................................    39,854    1,457,859
     Banner Corp........................................     3,406      180,586
     Bar Harbor Bankshares..............................     2,733       71,823
     BB&T Corp..........................................   195,478   10,008,474
     BCB Bancorp, Inc...................................     1,059       14,000
*    Berkshire Hathaway, Inc., Class B..................    10,796    2,339,601
     Berkshire Hills Bancorp, Inc.......................    30,747      922,103
*    Blucora, Inc.......................................    57,127    1,999,445
     BOK Financial Corp.................................    23,100    2,012,934
*    Brighthouse Financial, Inc.........................    75,527    3,156,273
     Brookline Bancorp, Inc.............................    90,600    1,363,530
     Cadence BanCorp....................................    52,543    1,195,353
*    Cannae Holdings, Inc...............................    15,438      396,293
     Capital City Bank Group, Inc.......................    14,283      327,652
     Capital One Financial Corp.........................   372,872   34,613,708
     Capitol Federal Financial, Inc.....................   135,929    1,875,820
     Carolina Financial Corp............................     1,153       41,612
#    Cathay General Bancorp.............................    69,340    2,551,019
     CenterState Banks Corp.............................    32,264      796,276
     Century Bancorp, Inc., Class A.....................       295       27,043
     Chemical Financial Corp............................    41,900    1,840,667
     Chemung Financial Corp.............................       300       14,214
     Chubb, Ltd.........................................   159,855   23,210,946
     Cincinnati Financial Corp..........................    12,284    1,181,475
     CIT Group, Inc.....................................    64,603    3,441,402
     Citigroup, Inc..................................... 1,870,326  132,232,048
#    Citizens Community Bancorp, Inc....................    10,355      121,775
     CME Group, Inc.....................................    77,028   13,780,309
#    CNA Financial Corp.................................    51,474    2,384,790
     CNO Financial Group, Inc...........................   301,264    4,985,919
     Codorus Valley Bancorp, Inc........................       158        3,343
     Columbia Banking System, Inc.......................    50,300    1,888,262
     Community Bankers Trust Corp.......................     2,900       22,852
     Community Financial Corp. (The)....................       408       12,493
     Community Trust Bancorp, Inc.......................    18,195      768,739
     Community West Bancshares..........................       400        4,076
     ConnectOne Bancorp, Inc............................     1,200       26,196
*    Consumer Portfolio Services, Inc...................    26,500       93,280
# *  Cowen, Inc.........................................     3,989       66,816
*    Customers Bancorp, Inc.............................     2,290       51,869
     Donegal Group, Inc., Class A.......................    12,386      167,211
     E*TRADE Financial Corp.............................    86,881    4,401,391
     Eagle Bancorp Montana, Inc.........................       600       10,200

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
FINANCIALS -- (Continued)
    EMC Insurance Group, Inc...........................  23,450 $   752,980
    Employers Holdings, Inc............................  36,900   1,583,748
*   Enstar Group, Ltd..................................   1,446     256,318
*   Equity Bancshares, Inc., Class A...................     593      15,572
    ESSA Bancorp, Inc..................................   8,217     125,802
    Evans Bancorp, Inc.................................   1,681      61,760
    Everest Re Group, Ltd..............................  34,913   8,222,011
    FBL Financial Group, Inc., Class A.................  24,660   1,540,510
    Federal Agricultural Mortgage Corp., Class A.......     177      12,549
    Federal Agricultural Mortgage Corp., Class C.......   9,500     726,560
    FedNat Holding Co..................................  13,665     222,330
    Fidelity Southern Corp.............................   7,213     209,970
    Fifth Third Bancorp................................ 202,049   5,823,052
    Financial Institutions, Inc........................     296       8,140
    First American Financial Corp......................  78,668   4,488,796
    First Bancorp......................................  16,138     611,792
    First BanCorp...................................... 224,525   2,537,132
    First Busey Corp...................................   3,120      80,621
    First Business Financial Services, Inc.............     964      22,201
    First Citizens BancShares, Inc., Class A...........   8,627   3,867,053
    First Commonwealth Financial Corp..................  31,647     430,716
    First Defiance Financial Corp......................  21,760     642,138
    First Financial Bancorp............................ 112,065   2,812,831
    First Financial Northwest, Inc.....................  25,371     424,457
    First Hawaiian, Inc................................  37,606   1,039,806
#   First Horizon National Corp........................ 181,335   2,736,345
    First Internet Bancorp.............................   5,329     116,652
    First Interstate BancSystem, Inc., Class A.........   2,348      99,226
    First Merchants Corp...............................  36,312   1,331,561
    First Midwest Bancorp, Inc.........................  77,318   1,660,017
    First United Corp..................................   1,266      23,953
    Flagstar Bancorp, Inc..............................   8,432     301,444
#   FNB Corp........................................... 155,117   1,881,569
#   Franklin Financial Network, Inc....................     400      11,060
    Fulton Financial Corp.............................. 126,880   2,188,680
*   Genworth Financial, Inc., Class A..................  34,964     132,514
    Global Indemnity, Ltd..............................   8,282     255,086
    Goldman Sachs Group, Inc. (The).................... 209,155  43,069,198
    Great Southern Bancorp, Inc........................   1,616      93,647
    Great Western Bancorp, Inc.........................  18,793     660,950
    Guaranty Federal Bancshares, Inc...................   1,684      38,260
*   Hallmark Financial Services, Inc...................  16,734     192,106
    Hancock Whitney Corp...............................  52,689   2,304,617
    Hanmi Financial Corp...............................   3,221      76,402
    Hanover Insurance Group, Inc. (The)................  88,829  10,713,666
    Hartford Financial Services Group, Inc. (The)...... 245,844  12,860,100
    Heartland Financial USA, Inc.......................     465      20,879
    Hilltop Holdings, Inc..............................  26,171     550,376
*   HMN Financial, Inc.................................   3,456      76,550
    Home Bancorp, Inc..................................     719      26,344
#   Home BancShares, Inc...............................  41,547     797,287
*   HomeStreet, Inc....................................   2,200      61,908
    Hope Bancorp, Inc..................................  27,131     381,462
    HopFed Bancorp, Inc................................   6,781     132,501
    Horace Mann Educators Corp.........................  58,206   2,245,587
    Huntington Bancshares, Inc.........................  70,847     986,190
    IBERIABANK Corp....................................  38,909   3,093,265
    Independent Bank Corp..............................     339      27,198
    Independent Bank Group, Inc........................  40,199   2,291,343

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                            SHARES      VALUE+
                                                                           --------- ------------
FINANCIALS -- (Continued)
                            International Bancshares Corp.................    13,359 $    553,998
                            Invesco, Ltd..................................   257,558    5,658,549
                            Investors Bancorp, Inc........................    80,911      950,704
                            Investors Title Co............................     1,069      180,575
#                           Janus Henderson Group P.L.C...................   117,221    2,938,730
                            Jefferies Financial Group, Inc................   125,465    2,580,815
                            JPMorgan Chase & Co........................... 2,307,658  267,803,711
                            Kemper Corp...................................    59,119    5,313,616
                            KeyCorp.......................................   526,210    9,234,985
                            Lakeland Bancorp, Inc.........................    10,040      166,262
                            Landmark Bancorp, Inc.........................     2,509       62,173
                            Legg Mason, Inc...............................    43,400    1,451,730
                            Lincoln National Corp.........................   134,595    8,980,178
                            Loews Corp....................................   243,798   12,504,399
                            Mackinac Financial Corp.......................     6,893      108,151
                            Marlin Business Services Corp.................    13,787      300,419
# *                         MBIA, Inc.....................................    82,267      795,522
                            MBT Financial Corp............................     9,396       94,336
                            Mercantile Bank Corp..........................     4,422      149,464
                            Meridian Bancorp, Inc.........................     1,000       17,220
*                           Meridian Corp.................................       511        9,040
                            MetLife, Inc..................................   949,912   43,819,441
*                           MGIC Investment Corp..........................   269,567    3,946,461
                            Middlefield Banc Corp.........................       226        9,164
                            MidWestOne Financial Group, Inc...............       346        9,750
                            Morgan Stanley................................ 1,036,923   50,031,535
                            MutualFirst Financial, Inc....................     2,300       68,747
                            MVB Financial Corp............................       118        1,958
                            National Western Life Group, Inc., Class A....       900      240,048
                            Navient Corp..................................    40,506      547,236
                            Navigators Group, Inc. (The)..................     9,617      672,613
                            Nelnet, Inc., Class A.........................    16,900      981,045
#                           New York Community Bancorp, Inc...............   202,535    2,355,482
(double right angle quote)  NewStar Financial, Inc........................    41,166        4,005
                            Northfield Bancorp, Inc.......................     2,300       34,500
                            Northrim BanCorp, Inc.........................     5,734      203,500
                            OceanFirst Financial Corp.....................     5,000      125,900
                            OFG Bancorp...................................    33,091      667,776
                            Old National Bancorp..........................   104,940    1,792,375
                            Old Republic International Corp...............   202,667    4,531,634
                            OneMain Holdings, Inc.........................    35,824    1,216,941
                            Oppenheimer Holdings, Inc., Class A...........     3,097       81,296
*                           Pacific Mercantile Bancorp....................     1,600       12,528
                            Pacific Premier Bancorp, Inc..................     3,466      100,757
#                           PacWest Bancorp...............................    86,481    3,420,324
                            Peoples Bancorp of North Carolina, Inc........       275        7,692
                            Peoples Bancorp, Inc..........................    15,923      520,364
#                           People's United Financial, Inc................   271,525    4,694,667
#                           Pinnacle Financial Partners, Inc..............    27,914    1,620,966
                            PNC Financial Services Group, Inc. (The)......   217,040   29,719,287
                            Popular, Inc..................................    74,736    4,313,015
# *                         PRA Group, Inc................................     6,771      190,401
                            Premier Financial Bancorp, Inc................     9,004      149,286
                            Principal Financial Group, Inc................   218,754   12,503,979
                            ProAssurance Corp.............................     7,584      284,628
#                           Prosperity Bancshares, Inc....................    24,794    1,825,830
                            Protective Insurance Corp., Class A...........       300        5,127
                            Protective Insurance Corp., Class B...........     5,098       82,843
                            Provident Financial Holdings, Inc.............       544       11,016

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
FINANCIALS -- (Continued)
    Provident Financial Services, Inc..................    71,759 $  1,903,049
    Prudential Bancorp, Inc............................     1,222       21,336
    Prudential Financial, Inc..........................   497,625   52,603,939
    Radian Group, Inc..................................   166,814    3,906,784
    Regions Financial Corp............................. 1,302,555   20,228,679
    Reinsurance Group of America, Inc..................   153,566   23,266,785
    RenaissanceRe Holdings, Ltd........................    28,067    4,360,489
    Renasant Corp......................................    43,702    1,584,635
    Riverview Bancorp, Inc.............................     1,682       12,480
    Safety Insurance Group, Inc........................    26,197    2,434,225
    Salisbury Bancorp, Inc.............................       300       11,658
    Sandy Spring Bancorp, Inc..........................     9,725      339,305
    Santander Consumer USA Holdings, Inc...............    44,613      952,488
    SB Financial Group, Inc............................     1,128       20,642
*   Select Bancorp, Inc................................     1,500       18,420
#   Selective Insurance Group, Inc.....................    45,200    3,223,212
    Severn Bancorp, Inc................................     1,399       12,955
    SI Financial Group, Inc............................     5,661       81,066
    Signature Bank.....................................    16,713    2,207,286
    Simmons First National Corp., Class A..............    30,801      782,037
    South State Corp...................................    12,602      953,467
    Southern National Bancorp of Virginia, Inc.........       193        2,880
#   State Auto Financial Corp..........................    15,100      507,813
    Sterling Bancorp...................................   146,531    3,138,694
    Stewart Information Services Corp..................    12,271      521,640
    Stifel Financial Corp..............................    64,900    3,872,583
    SunTrust Banks, Inc................................   255,532   16,732,235
    Synchrony Financial................................   544,549   18,879,514
    Synovus Financial Corp.............................   143,545    5,291,069
    TCF Financial Corp.................................    13,100      289,903
    Territorial Bancorp, Inc...........................       823       23,826
*   Texas Capital Bancshares, Inc......................    22,592    1,462,380
    Timberland Bancorp, Inc............................     2,500       78,000
    Tiptree, Inc.......................................    37,071      211,305
    Towne Bank.........................................     4,757      124,063
    Travelers Cos., Inc. (The).........................   160,554   23,079,637
    TriCo Bancshares...................................       854       34,083
#   Trustmark Corp.....................................    68,702    2,470,524
    Two River Bancorp..................................       700       10,661
    UMB Financial Corp.................................     6,961      486,295
    Umpqua Holdings Corp...............................   123,467    2,143,387
    Union Bankshares Corp..............................    80,146    2,925,329
#   United Bankshares, Inc.............................    31,427    1,233,195
#   United Community Banks, Inc........................     7,372      207,006
    United Financial Bancorp, Inc......................     9,993      131,808
#   United Fire Group, Inc.............................    24,429    1,065,349
    Unity Bancorp, Inc.................................     3,592       77,587
    Univest Financial Corp.............................     2,256       56,896
    Unum Group.........................................   517,445   19,104,069
#   Valley National Bancorp............................   158,654    1,662,694
    Voya Financial, Inc................................    75,644    4,152,099
    Washington Federal, Inc............................    97,887    3,243,975
    Waterstone Financial, Inc..........................     1,426       23,615
    Wells Fargo & Co................................... 2,670,867  129,296,671
    WesBanco, Inc......................................    34,796    1,402,975
    Western New England Bancorp, Inc...................    13,698      132,323
    White Mountains Insurance Group, Ltd...............     1,572    1,476,171
    Wintrust Financial Corp............................    46,681    3,557,092
    WSFS Financial Corp................................     7,013      302,821

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES       VALUE+
                                                         --------- --------------
FINANCIALS -- (Continued)
#    Zions Bancorp NA...................................   111,484 $    5,499,506
                                                                   --------------
TOTAL FINANCIALS........................................            1,578,496,595
                                                                   --------------
HEALTH CARE -- (12.8%)
     Abbott Laboratories................................   915,297     72,821,029
# *  Acadia Healthcare Co., Inc.........................   100,556      3,219,803
*    Acorda Therapeutics, Inc...........................     6,700         70,015
*    Addus HomeCare Corp................................     2,044        138,788
     Allergan P.L.C.....................................   107,990     15,874,530
*    Allscripts Healthcare Solutions, Inc...............   195,584      1,930,414
*    AMN Healthcare Services, Inc.......................     3,400        177,004
*    AngioDynamics, Inc.................................    14,354        294,831
# *  Anika Therapeutics, Inc............................    14,671        467,271
     Anthem, Inc........................................   504,640    132,735,459
# *  Avanos Medical, Inc................................    32,638      1,369,164
     Becton Dickinson and Co............................       300         72,222
*    Bio-Rad Laboratories, Inc., Class A................    10,603      3,190,761
# *  Bluebird Bio, Inc..................................     7,100      1,006,993
*    Brookdale Senior Living, Inc.......................   208,725      1,289,921
*    Cambrex Corp.......................................     2,300         98,946
*    Catalent, Inc......................................    59,241      2,655,182
*    Centene Corp.......................................    40,272      2,076,424
*    Cigna Corp.........................................   256,808     40,791,383
# *  Concert Pharmaceuticals, Inc.......................     5,383         55,337
     CONMED Corp........................................    43,239      3,460,417
     Cooper Cos., Inc. (The)............................    13,956      4,046,124
*    Cross Country Healthcare, Inc......................    33,795        238,255
*    CryoLife, Inc......................................    17,502        536,611
# *  Cumberland Pharmaceuticals, Inc....................    23,319        130,586
     CVS Health Corp.................................... 1,510,745     82,154,313
     Danaher Corp.......................................   405,225     53,667,999
*    DaVita, Inc........................................    73,290      4,048,540
     DENTSPLY SIRONA, Inc...............................    73,992      3,783,211
     Digirad Corp.......................................    26,711         19,291
# *  Diplomat Pharmacy, Inc.............................    34,200        190,836
*    Emergent BioSolutions, Inc.........................    32,483      1,678,721
# *  Endo International P.L.C...........................    14,700        110,250
# *  Enzo Biochem, Inc..................................     6,287         21,816
*    FONAR Corp.........................................     1,460         28,966
*    Harvard Bioscience, Inc............................    16,180         62,617
*    HMS Holdings Corp..................................     6,400        194,752
     Humana, Inc........................................   198,071     50,589,314
*    Integer Holdings Corp..............................    41,672      2,879,119
# *  Integra LifeSciences Holdings Corp.................    15,398        803,622
# *  IntriCon Corp......................................     2,835         66,254
#    Invacare Corp......................................     7,330         54,242
*    Jazz Pharmaceuticals P.L.C.........................    47,244      6,130,854
     Kewaunee Scientific Corp...........................     1,631         36,926
*    Laboratory Corp. of America Holdings...............     8,149      1,303,188
*    LHC Group, Inc.....................................    30,318      3,368,633
*    LivaNova P.L.C.....................................    11,849        816,278
     Luminex Corp.......................................     1,400         31,934
*    Magellan Health, Inc...............................    18,699      1,308,930
# *  Mallinckrodt P.L.C.................................    95,700      1,479,522
     McKesson Corp......................................    70,069      8,355,728
*    MEDNAX, Inc........................................    81,102      2,268,423
# *  Medpace Holdings, Inc..............................       800         44,936
     Medtronic P.L.C....................................   814,175     72,306,882
*    Merit Medical Systems, Inc.........................    37,630      2,114,053

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
HEALTH CARE -- (Continued)
*    Molina Healthcare, Inc.............................    18,941 $  2,455,322
*    Mylan NV...........................................    28,680      774,073
# *  Myriad Genetics, Inc...............................    79,816    2,512,608
     National HealthCare Corp...........................     6,880      518,958
*    Natus Medical, Inc.................................    16,198      433,458
*    Nektar Therapeutics................................    71,298    2,282,962
*    NuVasive, Inc......................................     4,355      263,913
*    Nuvectra Corp......................................    10,668      100,706
*    Omnicell, Inc......................................    35,405    2,845,146
#    Patterson Cos., Inc................................     9,386      204,990
#    PerkinElmer, Inc...................................    76,500    7,331,760
#    Perrigo Co. P.L.C..................................    52,470    2,514,362
     Pfizer, Inc........................................ 3,696,959  150,133,505
# *  Premier, Inc., Class A.............................    22,964      763,094
# *  Prestige Consumer Healthcare, Inc..................   111,489    3,280,006
*    Providence Service Corp. (The).....................    10,198      676,433
     Quest Diagnostics, Inc.............................    10,366      999,075
*    RTI Surgical Holdings, Inc.........................    65,316      353,360
*    Select Medical Holdings Corp.......................   124,004    1,781,938
*    STERIS P.L.C.......................................       200       26,196
*    Surmodics, Inc.....................................     5,593      242,960
# *  Syneos Health, Inc.................................    45,089    2,116,027
     Taro Pharmaceutical Industries, Ltd................     3,078      330,608
     Teleflex, Inc......................................    23,829    6,819,383
     Thermo Fisher Scientific, Inc......................   435,609  120,859,717
*    Triple-S Management Corp., Class B.................    20,684      469,940
*    United Therapeutics Corp...........................    28,639    2,937,502
     UnitedHealth Group, Inc............................    89,716   20,910,108
*    Varex Imaging Corp.................................     8,098      265,938
*    WellCare Health Plans, Inc.........................    18,375    4,747,181
     Zimmer Biomet Holdings, Inc........................     9,322    1,148,098
                                                                   ------------
TOTAL HEALTH CARE.......................................            929,766,947
                                                                   ------------
INDUSTRIALS -- (12.6%)
     AAR Corp...........................................    34,206    1,155,137
     ABM Industries, Inc................................    68,700    2,608,539
     Acme United Corp...................................     1,030       21,290
     Acuity Brands, Inc.................................    38,626    5,652,143
*    Advanced Disposal Services, Inc....................     9,007      291,286
*    AECOM..............................................   103,979    3,524,888
*    Aegion Corp........................................    38,330      763,150
# *  Aerovironment, Inc.................................    35,065    2,404,056
     AGCO Corp..........................................    73,273    5,186,263
     Air Lease Corp.....................................    68,285    2,633,070
*    Air Transport Services Group, Inc..................    28,808      677,852
     Alamo Group, Inc...................................    22,751    2,357,914
     Alaska Air Group, Inc..............................   111,562    6,905,688
     Albany International Corp., Class A................    20,551    1,520,157
     Allegiant Travel Co................................     4,497      660,519
     Altra Industrial Motion Corp.......................     7,900      296,171
     AMERCO.............................................    29,431   10,982,766
*    Ameresco, Inc., Class A............................       981       14,774
# *  American Woodmark Corp.............................    16,604    1,493,198
     Apogee Enterprises, Inc............................    36,374    1,465,872
     Applied Industrial Technologies, Inc...............     9,258      554,925
*    ARC Document Solutions, Inc........................    20,800       49,504
#    ArcBest Corp.......................................    12,135      370,846
     Arconic, Inc.......................................   257,834    5,538,274
     Arcosa, Inc........................................    61,271    1,907,366

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                          SHARES     VALUE+
                                                         --------- -----------
INDUSTRIALS -- (Continued)
     Argan, Inc.........................................    16,121 $   770,906
*    Armstrong Flooring, Inc............................    22,983     333,024
*    ASGN, Inc..........................................    54,618   3,443,119
     Astec Industries, Inc..............................    22,925     772,802
# *  Atlas Air Worldwide Holdings, Inc..................    29,094   1,404,949
     AZZ, Inc...........................................    18,300     869,067
     Barnes Group, Inc..................................    49,500   2,753,190
# *  Beacon Roofing Supply, Inc.........................    31,699   1,193,784
*    BMC Stock Holdings, Inc............................     3,700      76,146
     Brady Corp., Class A...............................    38,500   1,878,415
     Briggs & Stratton Corp.............................    48,233     588,443
*    Builders FirstSource, Inc..........................    28,442     391,931
*    CAI International, Inc.............................    17,082     424,146
     Carlisle Cos., Inc.................................    46,423   6,565,141
*    Casella Waste Systems, Inc., Class A...............     5,201     194,101
*    CBIZ, Inc..........................................    39,049     754,036
# *  CECO Environmental Corp............................     3,773      29,278
# *  Chart Industries, Inc..............................    19,320   1,705,376
     Chicago Rivet & Machine Co.........................       700      19,950
# *  CIRCOR International, Inc..........................     9,719     327,725
*    Clean Harbors, Inc.................................    37,124   2,821,424
# *  Colfax Corp........................................     5,146     155,255
     Columbus McKinnon Corp.............................    17,542     690,453
     Comfort Systems USA, Inc...........................    44,560   2,410,696
*    Commercial Vehicle Group, Inc......................    31,533     281,274
     CompX International, Inc...........................       500       7,785
     Copa Holdings SA, Class A..........................    33,488   2,788,211
*    Covenant Transportation Group, Inc., Class A.......     7,080     138,272
     CRA International, Inc.............................     7,613     396,485
     Crane Co...........................................    30,510   2,594,876
*    CSW Industrials, Inc...............................       300      17,985
     CSX Corp........................................... 1,055,544  84,052,969
#    Cubic Corp.........................................    31,381   1,781,813
     Curtiss-Wright Corp................................    46,353   5,281,461
     Delta Air Lines, Inc...............................   433,135  25,247,439
     Deluxe Corp........................................    14,427     645,175
     Douglas Dynamics, Inc..............................    30,234   1,141,636
*    Ducommun, Inc......................................    12,645     513,134
*    DXP Enterprises, Inc...............................       702      30,109
*    Dycom Industries, Inc..............................     7,110     352,585
     Eastern Co. (The)..................................    10,193     292,131
     Eaton Corp. P.L.C..................................   265,270  21,969,661
# *  Echo Global Logistics, Inc.........................    23,380     536,337
     EMCOR Group, Inc...................................    60,471   5,088,030
     Encore Wire Corp...................................    19,966   1,183,784
     EnerSys............................................    44,739   3,095,491
#    Ennis, Inc.........................................    30,835     622,250
     EnPro Industries, Inc..............................     8,338     619,680
     ESCO Technologies, Inc.............................    29,848   2,238,600
     Espey Manufacturing & Electronics Corp.............     1,671      41,679
     Federal Signal Corp................................    71,923   2,069,225
     FedEx Corp.........................................   127,314  24,120,910
     Flowserve Corp.....................................    52,147   2,556,767
     Fluor Corp.........................................   127,801   5,077,534
     Fortune Brands Home & Security, Inc................   124,852   6,589,689
     Forward Air Corp...................................     2,900     183,628
*    Franklin Covey Co..................................     3,046      86,841
     Franklin Electric Co., Inc.........................    19,958     975,148
# *  FreightCar America, Inc............................     4,692      32,469

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
INDUSTRIALS -- (Continued)
*    FTI Consulting, Inc................................    43,936 $ 3,733,681
*    Gardner Denver Holdings, Inc.......................    65,747   2,218,961
#    GATX Corp..........................................    65,445   5,047,773
*    Gencor Industries, Inc.............................    13,149     158,708
     General Electric Co................................ 1,864,734  18,964,345
# *  Genesee & Wyoming, Inc., Class A...................    31,608   2,802,049
# *  Gibraltar Industries, Inc..........................    34,903   1,384,602
# *  Goldfield Corp. (The)..............................     4,304      10,071
     Gorman-Rupp Co. (The)..............................    22,062     734,665
*    GP Strategies Corp.................................    18,583     236,562
     Granite Construction, Inc..........................    43,417   1,948,989
*    Great Lakes Dredge & Dock Corp.....................    69,820     714,259
#    Greenbrier Cos., Inc. (The)........................    22,451     797,684
     Griffon Corp.......................................    40,152     787,782
#    Hawaiian Holdings, Inc.............................    30,922     872,310
     Heartland Express, Inc.............................     4,300      84,624
     Heidrick & Struggles International, Inc............    18,634     666,725
*    Herc Holdings, Inc.................................     1,679      80,861
*    Heritage-Crystal Clean, Inc........................     7,165     205,850
     Herman Miller, Inc.................................    22,986     892,317
# *  Hertz Global Holdings, Inc.........................    55,682   1,012,299
*    Hub Group, Inc., Class A...........................     1,027      42,692
     Hubbell, Inc.......................................    17,724   2,261,582
     Hurco Cos., Inc....................................     7,910     311,100
*    Huron Consulting Group, Inc........................    25,901   1,251,795
     Hyster-Yale Materials Handling, Inc................    12,246     815,829
     ICF International, Inc.............................    31,660   2,465,364
     Ingersoll-Rand P.L.C...............................   213,109  26,129,294
*    InnerWorkings, Inc.................................    66,086     223,371
     Insteel Industries, Inc............................    17,578     368,083
     Interface, Inc.....................................     1,000      16,040
     ITT, Inc...........................................    61,900   3,748,045
# *  JELD-WEN Holding, Inc..............................     1,631      32,212
*    JetBlue Airways Corp...............................   324,893   6,026,765
     Johnson Controls International P.L.C...............   151,178   5,669,175
     Kadant, Inc........................................    12,486   1,224,752
     Kaman Corp.........................................    19,988   1,237,457
     KAR Auction Services, Inc..........................    18,100   1,022,288
     Kennametal, Inc....................................    45,944   1,869,921
# *  KeyW Holding Corp. (The)...........................     1,900      21,546
     Kimball International, Inc., Class B...............    35,232     551,733
# *  Kirby Corp.........................................    41,400   3,383,208
#    Knight-Swift Transportation Holdings, Inc..........    75,682   2,523,995
     Knoll, Inc.........................................     4,200      91,728
     Korn Ferry.........................................    61,810   2,906,306
# *  Kratos Defense & Security Solutions, Inc...........     2,711      43,051
     L3 Technologies, Inc...............................   100,470  21,960,733
*    Lawson Products, Inc...............................     8,847     290,535
*    LB Foster Co., Class A.............................     6,682     143,596
#    LSC Communications, Inc............................     5,700      39,843
     LSI Industries, Inc................................    15,841      53,859
*    Lydall, Inc........................................    15,105     371,734
#    Macquarie Infrastructure Corp......................    15,762     638,519
     ManpowerGroup, Inc.................................    55,042   5,286,234
     Marten Transport, Ltd..............................    79,636   1,575,200
*    Masonite International Corp........................    25,806   1,328,751
# *  MasTec, Inc........................................    63,539   3,218,250
     Matson, Inc........................................    62,316   2,468,337
     Matthews International Corp., Class A..............    23,287     932,877

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
INDUSTRIALS -- (Continued)
     McGrath RentCorp...................................  17,552 $  1,088,224
*    Mercury Systems, Inc...............................   2,055      150,056
*    Milacron Holdings Corp.............................  37,800      552,258
     Miller Industries, Inc.............................  20,099      664,875
*    Mistras Group, Inc.................................  13,780      188,924
     Mobile Mini, Inc...................................  54,461    1,961,685
     Moog, Inc., Class A................................  35,839    3,355,964
*    MRC Global, Inc....................................  97,164    1,683,852
     MSC Industrial Direct Co., Inc., Class A...........  19,497    1,630,924
     Mueller Industries, Inc............................  62,512    1,823,475
     Mueller Water Products, Inc., Class A..............  51,307      550,524
     Multi-Color Corp...................................   8,908      444,509
*    MYR Group, Inc.....................................  19,582      707,889
#    National Presto Industries, Inc....................   5,471      582,662
     Navigant Consulting, Inc...........................  12,297      280,741
     Nielsen Holdings P.L.C.............................  91,660    2,340,080
*    NL Industries, Inc.................................     100          355
#    NN, Inc............................................  18,396      166,300
     Norfolk Southern Corp.............................. 545,229  111,237,621
*    Northwest Pipe Co..................................   5,286      126,705
*    NOW, Inc...........................................   6,649       97,208
     nVent Electric P.L.C............................... 121,834    3,405,260
     Oshkosh Corp.......................................  75,138    6,205,647
     Owens Corning...................................... 149,300    7,654,611
     PACCAR, Inc........................................  68,144    4,883,880
*    PAM Transportation Services, Inc...................   6,449      322,579
     Park-Ohio Holdings Corp............................   2,542       93,113
     Pentair P.L.C......................................  77,072    3,005,037
*    Perma-Pipe International Holdings, Inc.............   8,900       79,744
*    PGT Innovations, Inc...............................   9,700      142,202
     Powell Industries, Inc.............................   5,719      167,281
     Primoris Services Corp.............................  34,000      745,280
#    Quad/Graphics, Inc.................................   6,491       79,255
     Quanex Building Products Corp......................  30,731      513,822
     Quanta Services, Inc............................... 168,307    6,833,264
*    Radiant Logistics, Inc.............................  42,044      274,968
     Raytheon Co........................................   6,649    1,180,796
*    RBC Bearings, Inc..................................   1,191      163,822
# *  RCM Technologies, Inc..............................  15,245       60,828
     Regal Beloit Corp..................................  21,999    1,871,675
     Republic Services, Inc............................. 429,755   35,592,309
*    Resideo Technologies, Inc..........................  13,214      299,958
     Resources Connection, Inc..........................  28,155      452,169
*    Rexnord Corp.......................................  66,378    1,898,411
     Rush Enterprises, Inc., Class A....................  33,503    1,420,862
     Rush Enterprises, Inc., Class B....................  18,522      777,924
     Ryder System, Inc..................................  89,844    5,660,172
*    Saia, Inc..........................................  29,325    1,888,237
     Schneider National, Inc., Class B..................   7,900      165,110
# *  Sensata Technologies Holding P.L.C................. 134,502    6,717,030
*    SIFCO Industries, Inc..............................   4,527       13,219
     Simpson Manufacturing Co., Inc.....................  43,300    2,757,344
     SkyWest, Inc.......................................  55,106    3,393,979
#    Snap-on, Inc.......................................  42,568    7,163,343
     Southwest Airlines Co.............................. 531,263   28,810,392
     Spartan Motors, Inc................................  16,820      156,426
*    Spirit Airlines, Inc...............................  61,789    3,360,086
*    SPX FLOW, Inc......................................  20,567      739,178
     Standex International Corp.........................  22,341    1,476,070

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
INDUSTRIALS -- (Continued)
     Stanley Black & Decker, Inc........................ 129,900 $ 19,043,340
     Steelcase, Inc., Class A........................... 100,669    1,740,567
# *  Stericycle, Inc....................................  65,134    3,803,174
*    Sterling Construction Co., Inc.....................  29,900      405,444
# *  Team, Inc..........................................   6,674      112,791
     Terex Corp.........................................  79,192    2,639,469
     Tetra Tech, Inc....................................  57,122    3,696,936
     Textron, Inc.......................................   1,844       97,732
*    Thermon Group Holdings, Inc........................   4,300      110,897
     Timken Co. (The)...................................  40,125    1,923,994
     Titan International, Inc...........................  34,400      238,392
*    Titan Machinery, Inc...............................   2,883       49,588
*    Transcat, Inc......................................   7,700      177,485
*    TriMas Corp........................................   7,200      222,696
#    Trinity Industries, Inc............................ 120,734    2,603,025
     Triton International, Ltd..........................  27,753      914,461
#    Triumph Group, Inc.................................   3,794       90,032
# *  Tutor Perini Corp..................................  40,944      817,652
*    Twin Disc, Inc.....................................   6,900      130,686
*    Ultralife Corp.....................................   3,309       38,219
     UniFirst Corp......................................  18,705    2,957,822
     Union Pacific Corp................................. 563,195   99,708,043
*    United Continental Holdings, Inc................... 114,796   10,200,773
     United Technologies Corp........................... 210,708   30,049,068
*    Univar, Inc........................................  23,353      521,472
     Universal Forest Products, Inc.....................  95,400    3,525,030
*    USA Truck, Inc.....................................   7,482      106,544
     Valmont Industries, Inc............................  11,378    1,534,210
*    Vectrus, Inc.......................................  10,469      424,518
*    Veritiv Corp.......................................   9,937      277,143
     Viad Corp..........................................  23,193    1,421,963
     Virco Manufacturing Corp...........................  12,601       57,335
     VSE Corp...........................................   3,844      117,511
     Wabash National Corp...............................  23,800      358,904
#    Wabtec Corp........................................  49,756    3,685,427
     Watts Water Technologies, Inc., Class A............  20,222    1,730,801
#    Werner Enterprises, Inc............................  51,539    1,726,557
*    Wesco Aircraft Holdings, Inc.......................  16,656      140,577
*    WESCO International, Inc...........................  50,840    2,910,082
*    Willis Lease Finance Corp..........................   6,713      333,770
     Woodward, Inc......................................  14,712    1,602,137
# *  XPO Logistics, Inc.................................  99,105    6,747,068
                                                                 ------------
TOTAL INDUSTRIALS.......................................          917,214,434
                                                                 ------------
INFORMATION TECHNOLOGY -- (12.0%)
*    ACI Worldwide, Inc.................................  49,250    1,749,360
*    Advanced Energy Industries, Inc....................   9,048      522,612
*    Agilysys, Inc......................................  14,791      282,952
*    Alithya Group, Inc., Class A.......................  11,334       36,269
     Alliance Data Systems Corp.........................   6,500    1,040,650
*    Alpha & Omega Semiconductor, Ltd...................  20,661      256,196
     Amdocs, Ltd........................................  89,418    4,925,143
*    Amkor Technology, Inc..............................   1,400       12,684
     Analog Devices, Inc................................  33,465    3,889,972
*    Anixter International, Inc.........................  17,801    1,119,149
*    Arrow Electronics, Inc............................. 175,521   14,833,280
     AstroNova, Inc.....................................   6,285      157,251
# *  Avaya Holdings Corp................................   4,570       87,196
     Avnet, Inc......................................... 139,400    6,776,234

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                          SHARES      VALUE+
                                                         --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     AVX Corp...........................................    72,760 $  1,186,716
*    Aware, Inc.........................................    14,326       47,419
*    Axcelis Technologies, Inc..........................     2,533       53,928
# *  AXT, Inc...........................................    24,921      142,050
     Bel Fuse, Inc., Class A............................     3,574       73,624
     Bel Fuse, Inc., Class B............................    11,381      269,730
#    Belden, Inc........................................    11,711      650,546
     Benchmark Electronics, Inc.........................    62,063    1,677,563
     Brooks Automation, Inc.............................    50,847    1,907,271
     Cabot Microelectronics Corp........................    11,686    1,475,357
*    CACI International, Inc., Class A..................    27,304    5,322,642
*    CalAmp Corp........................................     1,700       24,837
*    Calix, Inc.........................................     8,963       61,397
*    Cardtronics P.L.C., Class A........................    13,293      475,358
*    CCUR Holdings, Inc.................................    11,740       39,094
*    Ciena Corp.........................................   133,800    5,132,568
*    Cirrus Logic, Inc..................................    66,501    3,164,118
     Cisco Systems, Inc................................. 4,221,011  236,165,565
# *  Coherent, Inc......................................    16,254    2,405,755
     Cohu, Inc..........................................    35,808      531,033
*    CommScope Holding Co., Inc.........................   140,179    3,473,636
     Comtech Telecommunications Corp....................    15,569      366,339
*    Conduent, Inc......................................   152,408    1,955,395
*    CoreLogic, Inc.....................................    96,545    3,920,692
     Corning, Inc.......................................   785,955   25,032,667
*    Cray, Inc..........................................     7,670      201,414
# *  Cree, Inc..........................................    77,800    5,141,802
     CSP, Inc...........................................     2,414       31,792
     CTS Corp...........................................    66,936    2,004,733
*    CyberOptics Corp...................................     3,281       58,205
     Cypress Semiconductor Corp.........................   271,878    4,670,864
     Daktronics, Inc....................................    44,000      333,520
*    Dell Technologies, Class C.........................    24,705    1,665,364
*    Digi International, Inc............................    25,438      327,387
*    Diodes, Inc........................................    46,270    1,685,153
     Dolby Laboratories, Inc., Class A..................    26,154    1,691,902
*    DSP Group, Inc.....................................    46,713      667,529
     DXC Technology Co..................................   228,936   15,050,253
*    EchoStar Corp., Class A............................    27,151    1,081,967
# *  Electronics for Imaging, Inc.......................    58,110    2,161,111
*    EMCORE Corp........................................       744        2,916
*    ePlus, Inc.........................................    17,490    1,649,132
*    Fabrinet...........................................    41,355    2,502,805
*    FARO Technologies, Inc.............................    20,000    1,125,000
     Fidelity National Information Services, Inc........   198,899   23,058,361
*    Finisar Corp.......................................    66,449    1,602,085
# *  First Solar, Inc...................................    32,183    1,980,220
*    Flex, Ltd..........................................   460,795    5,087,177
     FLIR Systems, Inc..................................    78,882    4,176,013
*    FormFactor, Inc....................................    83,395    1,580,335
*    Frequency Electronics, Inc.........................     7,390       89,049
*    GSI Technology, Inc................................     2,491       20,252
*    Harmonic, Inc......................................    40,417      228,760
     Hewlett Packard Enterprise Co......................   894,616   14,143,879
# *  II-VI, Inc.........................................    68,240    2,718,682
*    Insight Enterprises, Inc...........................    42,100    2,382,018
     Intel Corp......................................... 4,943,498  252,316,138
     InterDigital, Inc..................................    29,183    1,908,276
# *  Itron, Inc.........................................    25,301    1,357,652

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                         SHARES    VALUE+
                                                         ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Jabil, Inc......................................... 156,633 $ 4,731,883
     Juniper Networks, Inc.............................. 212,100   5,890,017
     KBR, Inc...........................................  60,314   1,340,177
     KEMET Corp.........................................  54,623     976,113
*    Key Tronic Corp....................................  17,623      97,808
*    Kimball Electronics, Inc...........................  23,443     354,693
*    Knowles Corp.......................................  13,114     247,592
     Kulicke & Soffa Industries, Inc....................  74,988   1,744,971
*    KVH Industries, Inc................................  13,696     134,221
*    Lattice Semiconductor Corp.........................  35,397     458,391
*    Limelight Networks, Inc............................  63,304     188,013
#    Littelfuse, Inc....................................  16,707   3,358,942
# *  LiveRamp Holdings, Inc.............................  48,169   2,809,698
     LogMeIn, Inc.......................................  28,536   2,351,366
# *  Lumentum Holdings, Inc.............................  51,495   3,191,145
     ManTech International Corp., Class A...............   2,048     126,955
     Marvell Technology Group, Ltd...................... 166,418   4,163,778
     Methode Electronics, Inc...........................  72,016   2,125,192
*    Micron Technology, Inc............................. 842,584  35,439,083
*    MicroStrategy, Inc., Class A.......................     900     134,730
     MKS Instruments, Inc...............................  62,405   5,679,479
     Monotype Imaging Holdings, Inc.....................   1,400      24,136
     MTS Systems Corp...................................  20,400   1,121,592
*    Nanometrics, Inc...................................   4,900     145,971
*    NETGEAR, Inc.......................................  34,428   1,068,301
*    Netscout Systems, Inc..............................  21,784     640,450
*    Nuance Communications, Inc......................... 195,900   3,296,997
*    ON Semiconductor Corp.............................. 364,015   8,394,186
*    Optical Cable Corp.................................  10,474      51,008
*    OSI Systems, Inc...................................  19,200   1,730,496
# *  PAR Technology Corp................................  10,048     238,238
     Park Electrochemical Corp..........................     830      13,653
     PC Connection, Inc.................................  35,467   1,317,954
*    PCM, Inc...........................................  10,471     288,895
*    Perceptron, Inc....................................   1,300       9,464
*    Perficient, Inc....................................  28,300     833,152
     Perspecta, Inc..................................... 114,468   2,641,921
*    Photronics, Inc....................................  79,712     744,510
     Plantronics, Inc...................................   2,093     107,748
*    Plexus Corp........................................  35,152   2,115,447
*    Qorvo, Inc.........................................  81,235   6,142,178
*    Rambus, Inc........................................   9,315     106,750
*    Ribbon Communications, Inc.........................   6,622      35,494
     Richardson Electronics, Ltd........................  15,464      90,464
*    Rogers Corp........................................  16,943   2,838,291
*    Rudolph Technologies, Inc..........................  26,797     648,219
*    Sanmina Corp.......................................  39,846   1,351,576
*    ScanSource, Inc....................................  21,541     811,019
     Science Applications International Corp............  29,884   2,239,806
*    Silicon Laboratories, Inc..........................   4,106     442,052
     SS&C Technologies Holdings, Inc....................  51,586   3,490,309
*    Sykes Enterprises, Inc.............................  21,292     590,853
# *  Synaptics, Inc.....................................  38,700   1,457,829
     SYNNEX Corp........................................  55,899   6,030,384
     TE Connectivity, Ltd............................... 197,255  18,867,441
*    Tech Data Corp.....................................  81,325   8,670,058
     TESSCO Technologies, Inc...........................   8,689     161,094
     TiVo Corp..........................................  19,000     178,030
# *  TTM Technologies, Inc..............................  72,684     962,336

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED



                                                         SHARES     VALUE+
                                                         ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
# *  Ultra Clean Holdings, Inc..........................  24,282 $    290,656
*    Veeco Instruments, Inc.............................  15,978      194,612
*    Verint Systems, Inc................................  44,826    2,707,042
# *  ViaSat, Inc........................................  38,556    3,501,656
*    Viavi Solutions, Inc...............................  16,203      215,500
*    Virtusa Corp.......................................  30,064    1,670,055
#    Vishay Intertechnology, Inc........................ 151,731    3,005,791
*    Vishay Precision Group, Inc........................  16,480      624,098
     Western Digital Corp............................... 215,907   11,037,166
     Xerox Corp......................................... 219,074    7,308,309
     Xperi Corp.........................................  54,435    1,352,710
                                                                 ------------
TOTAL INFORMATION TECHNOLOGY............................          873,296,138
                                                                 ------------
MATERIALS -- (2.2%)
*    AdvanSix, Inc......................................  19,500      589,485
#    Albemarle Corp.....................................  90,957    6,827,232
*    Alcoa Corp......................................... 187,747    5,009,090
# *  Allegheny Technologies, Inc........................  66,897    1,667,073
     Ashland Global Holdings, Inc....................... 112,560    9,064,457
#    Bemis Co., Inc.....................................  41,892    2,405,439
     Boise Cascade Co...................................  43,464    1,203,518
     Cabot Corp.........................................  52,535    2,384,038
     Carpenter Technology Corp..........................  52,999    2,632,460
# *  Century Aluminum Co................................  15,822      133,063
*    Clearwater Paper Corp..............................  16,822      339,300
# *  Coeur Mining, Inc..................................  13,910       50,215
#    Commercial Metals Co...............................  75,297    1,301,885
#    Compass Minerals International, Inc................   3,272      187,780
     Core Molding Technologies, Inc.....................  11,847       96,198
     Domtar Corp........................................  46,407    2,269,302
*    Dow, Inc...........................................  16,162      916,870
     DowDuPont, Inc.....................................  48,488    1,864,364
     Eagle Materials, Inc...............................  29,539    2,685,390
     Element Solutions, Inc.............................  90,367      981,386
     Freeport-McMoRan, Inc..............................  24,064      296,228
     Friedman Industries, Inc...........................   3,048       22,403
     FutureFuel Corp....................................   6,104       89,668
     Gold Resource Corp.................................   4,500       16,470
#    Graphic Packaging Holding Co....................... 226,842    3,148,567
     Greif, Inc., Class A...............................  21,053      832,015
     Greif, Inc., Class B...............................     400       19,460
     Hawkins, Inc.......................................  10,809      398,960
     Haynes International, Inc..........................  10,047      324,619
     HB Fuller Co.......................................  57,208    2,801,476
#    Hecla Mining Co.................................... 374,063      785,532
     Huntsman Corp...................................... 173,276    3,853,658
     Innophos Holdings, Inc.............................  22,786      733,481
     Innospec, Inc......................................  16,733    1,419,293
     Kaiser Aluminum Corp...............................  27,181    2,674,610
*    Kraton Corp........................................  18,082      593,451
#    Kronos Worldwide, Inc..............................   2,217       30,151
     Louisiana-Pacific Corp............................. 173,457    4,345,098
*    LSB Industries, Inc................................   1,758       10,284
#    Martin Marietta Materials, Inc.....................  23,633    5,244,163
     Materion Corp......................................  18,497    1,073,381
     Mercer International, Inc..........................  21,725      307,626
     Minerals Technologies, Inc.........................  34,280    2,151,756
     Neenah, Inc........................................   7,684      521,359
     Newmont Goldcorp Corp.............................. 141,468    4,393,996

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
MATERIALS -- (Continued)................................
     Northern Technologies International Corp...........   3,035 $     80,367
     Nucor Corp......................................... 103,401    5,901,095
     Olin Corp.......................................... 186,712    4,049,783
     Olympic Steel, Inc.................................   9,986      161,973
     Owens-Illinois, Inc................................  27,200      537,472
     PH Glatfelter Co...................................  43,300      683,274
*    PQ Group Holdings, Inc.............................   2,829       44,726
#    Rayonier Advanced Materials, Inc...................   4,094       60,755
     Reliance Steel & Aluminum Co.......................  93,801    8,625,940
#    Royal Gold, Inc....................................  44,209    3,848,836
     Schnitzer Steel Industries, Inc., Class A..........     400        9,488
     Schweitzer-Mauduit International, Inc..............  30,600    1,088,442
#    Sensient Technologies Corp.........................  38,101    2,671,642
     Silgan Holdings, Inc...............................   5,100      152,694
     Sonoco Products Co.................................  74,973    4,727,797
     Steel Dynamics, Inc................................ 209,601    6,640,160
     Stepan Co..........................................  22,152    2,049,946
# *  Summit Materials, Inc., Class A....................  26,298      460,741
*    SunCoke Energy, Inc................................  62,210      535,628
     Synalloy Corp......................................     949       16,750
# *  TimkenSteel Corp...................................  36,857      373,730
*    Trecora Resources..................................  10,776      100,756
     Tredegar Corp......................................  26,545      478,341
     Trinseo SA.........................................  33,242    1,494,228
*    Tronox Holdings P.L.C., Class A....................  82,313    1,163,906
*    UFP Technologies, Inc..............................     339       12,340
     United States Lime & Minerals, Inc.................   2,500      202,300
#    United States Steel Corp........................... 168,857    2,634,169
*    Universal Stainless & Alloy Products, Inc..........   6,269       90,211
# *  US Concrete, Inc...................................   1,500       70,695
#    Valvoline, Inc..................................... 204,538    3,783,953
*    Verso Corp., Class A...............................   2,361       52,697
     Vulcan Materials Co................................  58,246    7,345,403
     Westlake Chemical Corp............................. 158,152   11,031,102
     WestRock Co........................................ 128,973    4,949,984
     Worthington Industries, Inc........................  47,589    1,909,747
                                                                 ------------
TOTAL MATERIALS.........................................          156,737,321
                                                                 ------------
REAL ESTATE -- (0.2%)
     Alexander & Baldwin, Inc...........................  55,273    1,305,549
     Griffin Industrial Realty, Inc.....................   1,500       54,765
# *  Howard Hughes Corp. (The)..........................  27,339    3,034,629
     Jones Lang LaSalle, Inc............................  39,632    6,125,918
#    Kennedy-Wilson Holdings, Inc.......................  96,704    2,083,004
     Newmark Group, Inc., Class A.......................  14,983      127,655
*    Rafael Holdings, Inc., Class B.....................     550        8,910
     RE/MAX Holdings, Inc., Class A.....................   3,800      164,654
# *  St Joe Co. (The)...................................  40,700      693,528
*    Stratus Properties, Inc............................   3,069       82,188
                                                                 ------------
TOTAL REAL ESTATE.......................................           13,680,800
                                                                 ------------
UTILITIES -- (0.1%)
     MDU Resources Group, Inc........................... 125,647    3,285,669
     New Jersey Resources Corp..........................  71,117    3,561,539
     NRG Energy, Inc....................................  55,469    2,283,659

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  SHARES       VALUE+
                                                                                ---------- --------------
UTILITIES -- (Continued)
#  Ormat Technologies, Inc.....................................................     21,034 $    1,227,544
                                                                                           --------------
TOTAL UTILITIES................................................................                10,358,411
                                                                                           --------------
TOTAL COMMON STOCKS............................................................             7,104,679,838
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
# * (double right angle quote)   Parker Drilling Co. Warrents 09/16/24.........        710              0
                                                                                           --------------
TOTAL INVESTMENT SECURITIES....................................................             7,104,679,838
                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund 2.370%............ 11,086,205     11,086,205
                                                                                           --------------

SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S) The DFA Short Term Investment Fund....................................... 14,329,949    165,811,845
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,155,453,522)........................................................            $7,281,577,888
                                                                                           ==============

P.L.C. Public Limited Company
SA     Special Assessment
+      See Note B to Financial Statements.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
(double right angle quote) Securities that have generally been fair value factored. See Note B to Financial Statements.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

Summary of the Series' investments as of April 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Communication Services........ $  892,862,097           --   --    $  892,862,097
   Consumer Discretionary........    455,021,828 $        988   --       455,022,816
   Consumer Staples..............    424,720,661           --   --       424,720,661
   Energy........................    852,523,618           --   --       852,523,618
   Financials....................  1,578,492,590        4,005   --     1,578,496,595
   Health Care...................    929,766,947           --   --       929,766,947
   Industrials...................    917,214,434           --   --       917,214,434
   Information Technology........    873,296,138           --   --       873,296,138
   Materials.....................    156,737,321           --   --       156,737,321
   Real Estate...................     13,680,800           --   --        13,680,800
   Utilities.....................     10,358,411           --   --        10,358,411
Temporary Cash Investments.......     11,086,205           --   --        11,086,205
Securities Lending Collateral....             --  165,811,845   --       165,811,845
                                  -------------- ------------   --    --------------
TOTAL............................ $7,115,761,050 $165,816,838   --    $7,281,577,888
                                  ============== ============   ==    ==============

See accompanying Notes to Financial Statements.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

  (a)(1) This item is not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3) This item is not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

       SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 5, 2019

By:  /s/ Gerard K. O'Reilly
     ------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ---------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: July 5, 2019

By:  /s/ Gerard K. O'Reilly
     ---------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: July 5, 2019

By:  /s/ Gregory K. Hinkle
     ---------------------------------
     Gregory K. Hinkle
     Principal Financial
     Officer
     Dimensional Investment Group Inc.

Date: July 5, 2019